UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08894

JNL SERIES TRUST

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2021 – June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders

JACKSON®

Semi-Annual Report (unaudited)

JUNE 30, 2021

JNL Series Trust

Jackson® is the marketing name for Jackson National Life Insurance Company® (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York). Jackson National Life Distributors LLC.

Not FDIC/NCUA insured • May lose value • Not bank/CU guaranteed
Not a deposit • Not insured by any federal agency

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Call 1-866-349-4564, log in to Jackson.com, or mail this postage-paid card

I consent to receive by electronic delivery:

- ☐ **ALL DOCUMENTS**
- ☐ Annual statements (Fixed, Fixed Index, and Target Select Annuities only)
- ☐ Periodic and immediate confirmation statements (Variable Products and Fixed Index Annuities only)
- ☐ Other contract-related correspondence
- ☐ Annual and Semi-Annual reports (Variable Products only)
- ☐ Prospectuses and prospectus supplements (Variable Products only)

This consent will continue until revoked and will cover delivery to you in the form of an email or by notice to you of a document's availability on the Jackson National Life Insurance Company (also referred to as Jackson) website. For jointly owned contracts, all Joint Owners are consenting to electronic delivery and use of the single email address below. Please contact the appropriate Jackson Service Center or go to Jackson.com to update your email address, revoke your consent to electronic delivery, or request paper copies. Certain types of correspondence may continue to be delivered by the United States Postal Service for compliance reasons. Registration on Jackson's website (Jackson.com) is required for electronic delivery of contract-related correspondence.

VADV6413 07/21

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I (We) will notify Jackson of any change to this email address.

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The computer hardware and software requirements that are necessary to receive, process, and retain electronic communications that are subject to this consent are as follows: To view and download material electronically, you must have a computer with internet access, an active email account, and Adobe Acrobat Reader. If you don't already have Adobe Acrobat Reader, you can download it free from adobe.com. There is no charge for electronic delivery of electronic communications, although you may incur the costs of Internet access and of such computer and related hardware and software as may be necessary for you to receive, process, and retain electronic communications from Jackson. Please make certain you have given Jackson a current email address. Also let Jackson know if that email address changes. We may need to notify you of a document's availability through email. You may request paper copies, whether or not you consent or revoke your consent to electronic delivery, at any time and for no charge. Even if you have given us consent, we are not required to make electronic delivery and we have the right to deliver any communications in paper form.

VADV6413 07/21

This report is for the general information of qualified plan participants, as well as contract/policy owners of Perspective, Perspective II®, Perspective Advantage, Perspective Advisors, Perspective Advisors II, Perspective Advisory®, Perspective Advisory II®, Perspective Focus®, Perspective L Series, Perspective Rewards®, Fifth Third Perspective, Retirement Latitudes®, Curiangard, Elite Access®, Elite Access II®, Elite Access Advisory®, Elite Access Advisory II®, Jackson Advantage®, Jackson Private Wealth®, Defined Strategies, Perspective Investor® VUL, Ultimate Investor® VUL, Jackson Advisor VUL, Perspective (New York), Perspective II (New York), Perspective Advisors (New York), Perspective Advisors II (New York), Perspective Advisory (New York), Perspective Advisory II (New York), Perspective Focus (New York), Perspective L Series (New York), Perspective Rewards (New York), Curiangard (New York), Elite Access (New York), Elite Access II (New York), Elite Access Advisory (New York), Elite Access Advisory II (New York), Jackson Advantage (New York), and Perspective Investor VUL (New York). Not all the portfolios are available in all of the products.

JACKSON®

NO POSTAGE NECESSARY IF MAILED IN THE UNITED STATES

BUSINESS REPLY MAIL
FIRST-CLASS MAIL PERMIT NO. 600 LANSING MI

POSTAGE WILL BE PAID BY ADDRESSEE

JACKSON
PO BOX 24068
LANSING MI 48909-9979

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JNL Series Trust (Unaudited)

June 30, 2021

JNL Series Trust including: JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/American Funds Washington Mutual Investors Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL iShares Tactical Growth Fund®, JNL iShares Tactical Moderate Fund®, JNL iShares Tactical Moderate Growth Fund®, JNL/Vanguard Growth ETF Allocation Fund®, JNL/Vanguard Moderate ETF Allocation Fund®, JNL/Vanguard Moderate Growth ETF Allocation Fund®, JNL Bond Index Fund®, JNL Emerging Markets Index Fund®, JNL International Index Fund®, JNL Mid Cap Index Fund®, JNL Small Cap Index Fund®, JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL S&P 500 Index Fund®, JNL/AQR Large Cap Defensive Style Fund, JNL/Baillie Gifford International Growth Fund, JNL/Baillie Gifford U.S. Equity Growth Fund, JNL/BlackRock Advantage International Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Causeway International Value Select Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DoubleLine Core Fixed Income Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/DoubleLine Total Return Fund, JNL/Fidelity Institutional Asset Management Total Bond Fund, JNL/First Sentier Global Infrastructure Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Franklin Templeton Growth Allocation Fund, JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs 4 Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Harris Oakmark Global Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Invesco International Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/JPMorgan U.S. Value Fund, JNL/Lazard International Strategic Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Lord Abbett Short Duration Income Fund, JNL/Mellon Communication Services Sector Fund®, JNL/Mellon Consumer Discretionary Sector Fund®, JNL/Mellon Consumer Staples Sector Fund®, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund®, JNL/Mellon Equity Income Fund®, JNL/Mellon Financial Sector Fund®, JNL/Mellon Healthcare Sector Fund®, JNL/Mellon Industrials Sector Fund®, JNL/Mellon Information Technology Sector Fund®, JNL/Mellon Materials Sector Fund®, JNL/Mellon MSCI KLD 400 Social Index Fund®, JNL/Mellon Nasdaq 100 Index Fund®, JNL/Mellon Real Estate Sector Fund®, JNL/Mellon S&P 500 Index Fund®, JNL/Mellon U.S. Stock Market Index Fund®, JNL/Mellon Utilities Sector Fund®, JNL/Mellon World Index Fund®, JNL/MFS Mid Cap Value Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund®, JNL/Morningstar Wide Moat Index Fund®, JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Total Return Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund, JNL/T. Rowe Price Value Fund, JNL/WCM Focused International Equity Fund, JNL/Westchester Capital Event Driven Fund, JNL/WMC Balanced Fund, JNL/WMC Equity Income Fund, JNL/WMC Global Real Estate Fund, JNL/WMC Government Money Market Fund, JNL/WMC Value Fund

JNL Series Trust Supplements to Prospectus

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2021

JNL/American Funds Balanced Fund

Composition as of June 30, 2021:
Global Balanced	100.0%
Total Investments	100.0%

JNL/American Funds Bond Fund of America Fund

Composition as of June 30, 2021:
Domestic Fixed Income	100.0%
Total Investments	100.0%

JNL/American Funds Capital Income Builder Fund

Composition as of June 30, 2021:
Global Balanced	100.0%
Total Investments	100.0%

JNL/American Funds Capital World Bond Fund

Composition as of June 30, 2021:
Global Fixed Income	100.0%
Total Investments	100.0%

JNL/American Funds Global Growth Fund

Composition as of June 30, 2021:
Global Equity	100.0%
Total Investments	100.0%

JNL/American Funds Global Small Capitalization Fund

Composition as of June 30, 2021:
Global Equity	100.0%
Total Investments	100.0%

JNL/American Funds Growth Fund

Composition as of June 30, 2021:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/American Funds Growth-Income Fund

Composition as of June 30, 2021:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/American Funds International Fund

Composition as of June 30, 2021:
International Equity	100.0%
Total Investments	100.0%

JNL/American Funds New World Fund

Composition as of June 30, 2021:
Emerging Markets Equity	100.0%
Total Investments	100.0%

JNL/American Funds Washington Mutual Investors Fund

Composition as of June 30, 2021:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/Mellon Bond Index Fund

Composition as of June 30, 2021:
Domestic Fixed Income	100.0%
Total Investments	100.0%

JNL/Mellon Emerging Markets Index Fund

Composition as of June 30, 2021:
Emerging Markets Equity	100.0%
Total Investments	100.0%

JNL/Mellon International Index Fund

Composition as of June 30, 2021:
International Equity	100.0%
Total Investments	100.0%

JNL/Mellon S&P 400 MidCap Index Fund

Composition as of June 30, 2021:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/Mellon Small Cap Index Fund

Composition as of June 30, 2021:
Domestic Equity	100.0%
Total Investments	100.0%

JNL Aggressive Growth Allocation Fund

Composition as of June 30, 2021:
Domestic Equity	46.5%
International Equity	21.0
Global Equity	14.7
Emerging Markets Equity	7.8
Alternative	7.0
Domestic Fixed Income	3.0
Total Investments	100.0%

JNL Conservative Allocation Fund

Composition as of June 30, 2021:
Domestic Fixed Income	66.0%
Domestic Equity	8.0
Alternative	5.8
Domestic Balanced	5.0
Global Balanced	5.0
Emerging Markets Fixed Income	4.0
International Equity	2.7
Global Equity	2.0
Emerging Markets Equity	1.5
Total Investments	100.0%

JNL Growth Allocation Fund

Composition as of June 30, 2021:
Domestic Equity	39.5%
International Equity	19.7
Domestic Fixed Income	13.6
Global Equity	11.5
Alternative	7.4
Emerging Markets Equity	6.8
Emerging Markets Fixed Income	1.5
Total Investments	100.0%

JNL Moderate Allocation Fund

Composition as of June 30, 2021:
Domestic Fixed Income	45.0%
Domestic Equity	17.5
Alternative	9.0
International Equity	6.7
Domestic Balanced	6.0
Global Equity	4.5
Global Balanced	4.0
Emerging Markets Equity	3.8
Emerging Markets Fixed Income	3.5
Total Investments	100.0%

JNL Moderate Growth Allocation Fund

Composition as of June 30, 2021:
Domestic Fixed Income	29.2%
Domestic Equity	25.8
International Equity	13.8
Alternative	9.2
Domestic Balanced	5.6
Global Equity	5.4
Emerging Markets Equity	5.0
Global Balanced	4.0
Emerging Markets Fixed Income	2.0
Total Investments	100.0%

JNL/American Funds Growth Allocation Fund

Composition as of June 30, 2021:
Domestic Equity	43.7%
Global Equity	20.0
Domestic Fixed Income	17.2
International Equity	9.4
Emerging Markets Equity	8.0
Emerging Markets Fixed Income	1.7
Total Investments	100.0%

JNL/American Funds Moderate Growth Allocation Fund

Composition as of June 30, 2021:
Domestic Fixed Income	35.4%
Domestic Equity	33.2
Global Equity	14.2
International Equity	8.7
Emerging Markets Equity	5.0
Emerging Markets Fixed Income	3.5
Total Investments	100.0%

JNL/Goldman Sachs Managed Aggressive Growth Fund

Composition as of June 30, 2021:
Domestic Equity	64.0%
International Equity	12.9
Global Equity	9.1
Emerging Markets Equity	5.8
Domestic Fixed Income	3.8
Alternative	2.9
Emerging Markets Fixed Income	1.5
Total Investments	100.0%

JNL/Goldman Sachs Managed Conservative Fund

Composition as of June 30, 2021:
Domestic Fixed Income	66.6%
Domestic Equity	15.5
Emerging Markets Fixed Income	5.0
Global Fixed Income	4.0
International Equity	3.9
Alternative	3.0
Global Equity	1.0
Emerging Markets Equity	1.0
Total Investments	100.0%

JNL/Goldman Sachs Managed Growth Fund

Composition as of June 30, 2021:
Domestic Equity	58.8%
Domestic Fixed Income	13.3
International Equity	10.5
Global Equity	8.1
Emerging Markets Equity	4.4
Alternative	2.9
Emerging Markets Fixed Income	2.0
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2021

JNL/Goldman Sachs Managed Moderate Fund

Composition as of June 30, 2021:
Domestic Fixed Income	49.5%
Domestic Equity	30.6
International Equity	6.9
Emerging Markets Fixed Income	4.0
Alternative	3.0
Emerging Markets Equity	3.0
Global Fixed Income	2.0
Global Equity	1.0
Total Investments	100.0%

JNL/Goldman Sachs Managed Moderate Growth Fund

Composition as of June 30, 2021:
Domestic Equity	44.3%
Domestic Fixed Income	31.8
International Equity	8.9
Global Equity	4.5
Emerging Markets Equity	4.0
Alternative	3.0
Emerging Markets Fixed Income	2.5
Global Fixed Income	1.0
Total Investments	100.0%

JNL iShares Tactical Growth Fund

Composition as of June 30, 2021:
Domestic Equity	42.1%
Global Equity	12.9
Domestic Fixed Income	12.4
International Equity	9.6
Emerging Markets Equity	8.9
Emerging Markets Fixed Income	1.0
Securities Lending Collateral	13.1
Other Short Term Investments	-
Total Investments	100.0%

JNL iShares Tactical Moderate Fund

Composition as of June 30, 2021:
Domestic Fixed Income	42.8%
Domestic Equity	23.4
Global Equity	6.9
International Equity	5.8
Emerging Markets Equity	4.4
Emerging Markets Fixed Income	2.9
Securities Lending Collateral	13.6
Other Short Term Investments	0.2
Total Investments	100.0%

JNL iShares Tactical Moderate Growth Fund

Composition as of June 30, 2021:
Domestic Equity	33.4%
Domestic Fixed Income	28.9
Global Equity	11.0
International Equity	8.5
Emerging Markets Equity	6.6
Emerging Markets Fixed Income	1.7
Securities Lending Collateral	9.5
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/Vanguard Growth ETF Allocation Fund

Composition as of June 30, 2021:
Domestic Equity	46.8%
International Equity	16.4
Domestic Fixed Income	12.9
Emerging Markets Equity	10.2
Emerging Markets Fixed Income	1.7
Securities Lending Collateral	12.0
Other Short Term Investments	-
Total Investments	100.0%

JNL/Vanguard Moderate ETF Allocation Fund

Composition as of June 30, 2021:
Domestic Fixed Income	49.3%
Domestic Equity	25.6
International Equity	9.1
Emerging Markets Fixed Income	6.1
Emerging Markets Equity	4.8
Securities Lending Collateral	5.0
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/Vanguard Moderate Growth ETF Allocation Fund

Composition as of June 30, 2021:
Domestic Equity	35.0%
Domestic Fixed Income	28.8
International Equity	12.4
Emerging Markets Equity	7.7
Emerging Markets Fixed Income	3.5
Securities Lending Collateral	12.5
Other Short Term Investments	0.1
Total Investments	100.0%

JNL Bond Index Fund

Composition as of June 30, 2021:
Government Securities	37.4%
U.S. Government Agency MBS	25.4
Financials	7.9
Health Care	2.7
Information Technology	2.2
Communication Services	2.2
Energy	2.0
Utilities	2.0
Industrials	1.8
Consumer Staples	1.6
Consumer Discretionary	1.4
Non-U.S. Government Agency ABS	1.3
Real Estate	0.8
Materials	0.6
Other Short Term Investments	10.4
Securities Lending Collateral	0.3
Net Long (Short) Investments	100.0%

JNL Emerging Markets Index Fund

Composition as of June 30, 2021:
Information Technology	19.7%
Financials	18.8
Consumer Discretionary	14.2
Communication Services	12.7
Materials	7.7
Consumer Staples	6.0
Energy	5.4
Industrials	5.2
Health Care	4.5
Utilities	2.0
Real Estate	1.8
Rights	0.1
Other Short Term Investments	1.5
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL International Index Fund

Composition as of June 30, 2021:
Financials	16.9%
Industrials	15.7
Consumer Discretionary	12.8
Health Care	12.2
Consumer Staples	10.5
Information Technology	9.2
Materials	8.1
Communication Services	3.9
Utilities	3.4
Energy	3.2
Real Estate	2.9
Rights	-
Securities Lending Collateral	0.9
Other Short Term Investments	0.3
Total Investments	100.0%

JNL Mid Cap Index Fund

Composition as of June 30, 2021:
Industrials	17.0%
Information Technology	14.9
Financials	14.8
Consumer Discretionary	14.7
Health Care	11.0
Real Estate	9.5
Materials	6.2
Consumer Staples	3.4
Utilities	3.2
Energy	2.0
Communication Services	1.8
Other Short Term Investments	1.0
Securities Lending Collateral	0.5
Total Investments	100.0%

JNL Small Cap Index Fund

Composition as of June 30, 2021:
Industrials	16.4%
Financials	16.0
Consumer Discretionary	14.7
Information Technology	13.4
Health Care	11.5
Real Estate	8.6
Materials	5.0
Energy	4.5
Consumer Staples	3.7
Communication Services	2.0
Utilities	1.5
Investment Companies	0.4
Securities Lending Collateral	1.8
Other Short Term Investments	0.5
Total Investments	100.0%

JNL Multi-Manager Alternative Fund

Composition as of June 30, 2021:
Non-U.S. Government Agency ABS	12.2%
Information Technology	9.7
Communication Services	9.0
Financials	8.5
Government Securities	7.3
Health Care	7.1
Consumer Discretionary	5.2
Industrials	4.6
Consumer Staples	3.5
U.S. Government Agency MBS	3.2
Energy	2.7
Materials	2.1
Real Estate	1.7
Other Equity Interests	1.1
Utilities	0.5
Warrants	0.1
Rights	-
Investment Companies	(0.2)
Other Short Term Investments	21.7
Securities Lending Collateral	-
Net Long (Short) Investments	100.0%

JNL Multi-Manager Emerging Markets Equity Fund

Composition as of June 30, 2021:
Information Technology	19.9%
Financials	16.6
Consumer Discretionary	13.9
Industrials	11.2
Communication Services	11.1

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2021

Consumer Staples	8.4
Materials	5.0
Health Care	4.6
Energy	3.2
Utilities	1.8
Real Estate	0.8
Warrants	0.7
Investment Companies	0.1
Other Short Term Investments	2.1
Securities Lending Collateral	0.6
Total Investments	100.0%

JNL Multi-Manager International Small Cap Fund

Composition as of June 30, 2021:
Information Technology	23.5%
Industrials	21.9
Financials	13.8
Consumer Discretionary	12.6
Health Care	8.2
Materials	4.9
Consumer Staples	4.6
Communication Services	3.8
Real Estate	3.1
Energy	0.6
Utilities	0.4
Investment Companies	-
Other Short Term Investments	2.0
Securities Lending Collateral	0.6
Total Investments	100.0%

JNL Multi-Manager Mid Cap Fund

Composition as of June 30, 2021:
Industrials	17.3%
Health Care	16.6
Financials	14.6
Information Technology	14.3
Consumer Staples	10.4
Consumer Discretionary	8.1
Real Estate	5.0
Materials	4.3
Utilities	3.9
Energy	1.5
Communication Services	1.1
Other Short Term Investments	2.3
Securities Lending Collateral	0.6
Total Investments	100.0%

JNL Multi-Manager Small Cap Growth Fund

Composition as of June 30, 2021:
Information Technology	28.2%
Health Care	22.9
Industrials	14.8
Consumer Discretionary	11.9
Communication Services	6.5
Financials	5.7
Consumer Staples	2.6
Materials	0.9
Real Estate	0.5
Energy	0.5
Warrants	-
Securities Lending Collateral	2.8
Other Short Term Investments	2.7
Total Investments	100.0%

JNL Multi-Manager Small Cap Value Fund

Composition as of June 30, 2021:
Industrials	26.2%
Financials	20.0
Consumer Discretionary	12.8
Information Technology	9.5
Health Care	9.3
Real Estate	5.5
Materials	4.3
Consumer Staples	3.4
Energy	2.0
Utilities	1.9
Communication Services	1.1
Investment Companies	0.2
Other Short Term Investments	2.8
Securities Lending Collateral	1.0
Total Investments	100.0%

JNL S&P 500 Index Fund

Composition as of June 30, 2021:
Information Technology	26.9%
Health Care	12.7
Consumer Discretionary	11.3
Communication Services	11.2
Financials	11.1
Industrials	8.3
Consumer Staples	6.2
Energy	2.8
Materials	2.6
Real Estate	2.5
Utilities	2.4
Investment Companies	0.8
Other Short Term Investments	1.2
Securities Lending Collateral	-
Total Investments	100.0%

JNL/AQR Large Cap Defensive Style Fund

Composition as of June 30, 2021:
Health Care	22.8%
Consumer Staples	18.1
Information Technology	16.7
Industrials	7.9
Communication Services	7.4
Financials	5.9
Consumer Discretionary	5.7
Materials	5.5
Utilities	5.1
Real Estate	0.2
Other Short Term Investments	4.7
Total Investments	100.0%

JNL/Baillie Gifford International Growth Fund

Composition as of June 30, 2021:
Consumer Discretionary	34.5%
Information Technology	21.1
Health Care	17.1
Communication Services	9.2
Financials	6.3
Industrials	6.1
Consumer Staples	3.4
Materials	1.5
Other Short Term Investments	0.8
Securities Lending Collateral	-
Total Investments	100.0%

JNL/Baillie Gifford U.S. Equity Growth Fund

Composition as of June 30, 2021:
Consumer Discretionary	25.4%
Information Technology	22.3
Health Care	20.1
Financials	14.0
Communication Services	11.9
Industrials	3.7
Real Estate	1.8
Other Short Term Investments	0.8
Total Investments	100.0%

JNL/BlackRock Advantage International Fund

Composition as of June 30, 2021:
Financials	16.1%
Industrials	15.9
Consumer Discretionary	15.0
Information Technology	10.3
Health Care	9.8
Consumer Staples	8.2
Materials	7.1
Energy	3.5
Communication Services	3.2
Real Estate	2.8
Utilities	1.9
Securities Lending Collateral	3.6
Other Short Term Investments	2.6
Total Investments	100.0%

JNL/BlackRock Global Allocation Fund

Composition as of June 30, 2021:
Information Technology	15.9%
Consumer Discretionary	11.8
Financials	10.0
Health Care	9.9
Industrials	8.5
Communication Services	8.2
Government Securities	5.4
Materials	5.3
Non-U.S. Government Agency ABS	4.0
Energy	3.7
Consumer Staples	2.7
Utilities	2.4
Investment Companies	1.5
Real Estate	1.4
U.S. Government Agency MBS	0.1
Warrants	-
Other Short Term Investments	7.3
Securities Lending Collateral	1.9
Net Long (Short) Investments	100.0%

JNL/BlackRock Global Natural Resources Fund

Composition as of June 30, 2021:
Materials	47.3%
Energy	40.9
Consumer Staples	4.5
Industrials	2.5
Information Technology	2.2
Warrants	0.1
Securities Lending Collateral	1.6
Other Short Term Investments	0.9
Total Investments	100.0%

JNL/BlackRock Large Cap Select Growth Fund

Composition as of June 30, 2021:
Information Technology	42.6%
Consumer Discretionary	18.6
Communication Services	16.5
Health Care	7.4
Industrials	6.6
Financials	5.5
Materials	2.4
Other Short Term Investments	0.3
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/Causeway International Value Select Fund

Composition as of June 30, 2021:
Industrials	19.7%
Financials	18.1
Information Technology	15.7

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2021

Health Care	14.9
Consumer Staples	7.4
Materials	5.4
Utilities	4.9
Energy	4.8
Consumer Discretionary	4.0
Securities Lending Collateral	2.8
Other Short Term Investments	2.3
Total Investments	100.0%

JNL/ClearBridge Large Cap Growth Fund

Composition as of June 30, 2021:
Information Technology	41.3%
Consumer Discretionary	19.6
Health Care	12.8
Communication Services	10.8
Industrials	10.0
Consumer Staples	2.5
Real Estate	1.6
Materials	1.2
Other Short Term Investments	0.1
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/DFA International Core Equity Fund

Composition as of June 30, 2021:
Industrials	17.3%
Financials	16.2
Consumer Discretionary	14.2
Materials	10.0
Information Technology	8.8
Consumer Staples	8.1
Health Care	7.2
Communication Services	5.2
Energy	4.8
Utilities	3.4
Real Estate	2.3
Rights	-
Warrants	-
Securities Lending Collateral	1.4
Other Short Term Investments	1.1
Total Investments	100.0%

JNL/DFA U.S. Core Equity Fund

Composition as of June 30, 2021:
Information Technology	23.9%
Financials	13.7
Consumer Discretionary	12.4
Health Care	12.3
Industrials	12.3
Communication Services	9.0
Consumer Staples	5.8
Materials	4.2
Energy	3.5
Utilities	2.3
Real Estate	0.3
Rights	-
Warrants	-
Other Equity Interests	-
Other Short Term Investments	0.2
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/DFA U.S. Small Cap Fund

Composition as of June 30, 2021:
Financials	18.5%
Industrials	17.9
Information Technology	14.0
Consumer Discretionary	13.8
Health Care	12.9
Materials	6.2
Energy	5.3
Consumer Staples	3.8
Communication Services	3.0
Utilities	2.6
Real Estate	0.9
Rights	-
Warrants	-
Other Equity Interests	-
Other Short Term Investments	0.6
Securities Lending Collateral	0.5
Total Investments	100.0%

JNL/DoubleLine Core Fixed Income Fund

Composition as of June 30, 2021:
Non-U.S. Government Agency ABS	28.0%
Government Securities	27.2
U.S. Government Agency MBS	14.0
Financials	6.4
Utilities	3.9
Energy	2.8
Industrials	2.7
Communication Services	2.4
Information Technology	2.1
Consumer Discretionary	2.1
Health Care	1.9
Materials	1.5
Consumer Staples	1.4
Real Estate	1.2
Warrants	-
Other Equity Interests	-
Other Short Term Investments	2.0
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/DoubleLine Emerging Markets Fixed Income Fund

Composition as of June 30, 2021:
Government Securities	34.5%
Financials	23.0
Energy	13.6
Utilities	10.8
Materials	6.1
Communication Services	2.9
Consumer Staples	2.9
Industrials	1.5
Consumer Discretionary	1.2
Information Technology	-
Securities Lending Collateral	2.4
Other Short Term Investments	1.1
Total Investments	100.0%

JNL/DoubleLine Shiller Enhanced CAPE Fund

Composition as of June 30, 2021:
Non-U.S. Government Agency ABS	49.2%
Government Securities	19.9
Financials	5.5
U.S. Government Agency MBS	4.9
Communication Services	1.9
Health Care	1.9
Utilities	1.6
Consumer Discretionary	1.5
Information Technology	1.3
Energy	1.3
Industrials	1.3
Materials	1.1
Consumer Staples	1.1
Real Estate	0.5
Other Short Term Investments	7.0
Total Investments	100.0%

JNL/DoubleLine Total Return Fund

Composition as of June 30, 2021:
U.S. Government Agency MBS	44.9%
Non-U.S. Government Agency ABS	42.9
Government Securities	10.5
Other Short Term Investments	1.7
Total Investments	100.0%

JNL/Fidelity Institutional Asset Management Total Bond Fund

Composition as of June 30, 2021:
Government Securities	29.3%
U.S. Government Agency MBS	15.6
Financials	12.8
Non-U.S. Government Agency ABS	8.1
Energy	5.9
Communication Services	4.2
Consumer Discretionary	2.9
Real Estate	2.7
Industrials	2.4
Information Technology	2.4
Consumer Staples	2.4
Health Care	1.9
Utilities	1.8
Materials	1.1
Warrants	-
Other Short Term Investments	6.0
Securities Lending Collateral	0.5
Total Investments	100.0%

JNL/First Sentier Global Infrastructure Fund

Composition as of June 30, 2021:
Utilities	48.8%
Industrials	29.9
Real Estate	9.8
Energy	7.7
Communication Services	1.6
Other Short Term Investments	1.8
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/Franklin Templeton Global Multisector Bond Fund

Composition as of June 30, 2021:
Government Securities	74.3%
Financials	-
Other Short Term Investments	25.7
Securities Lending Collateral	-
Total Investments	100.0%

JNL/Franklin Templeton Growth Allocation Fund

Composition as of June 30, 2021:
Information Technology	18.0%
Health Care	13.1
Industrials	10.3
Financials	9.2
Government Securities	7.9
Consumer Discretionary	7.5
Communication Services	5.9
Consumer Staples	5.3
Materials	4.5
Energy	3.6
U.S. Government Agency MBS	3.5
Utilities	3.0
Equity Linked Structured Notes	1.9
Real Estate	1.5

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2021

Investment Companies	1.0
Investment Companies	0.5
Non-U.S. Government Agency ABS	0.3
Other Short Term Investments	2.7
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/Franklin Templeton Income Fund

Composition as of June 30, 2021:
Health Care	17.8%
Financials	12.9
Utilities	11.1
Equity Linked Structured Notes	9.4
Energy	8.8
Industrials	8.1
Consumer Staples	7.9
Communication Services	7.0
Information Technology	4.9
Government Securities	3.9
Consumer Discretionary	2.0
Materials	1.9
U.S. Government Agency MBS	1.2
Non-U.S. Government Agency ABS	0.3
Other Short Term Investments	2.0
Securities Lending Collateral	0.8
Total Investments	100.0%

JNL/Goldman Sachs 4 Fund

Composition as of June 30, 2021:
Information Technology	28.1%
Health Care	13.3
Consumer Discretionary	11.3
Financials	10.2
Communication Services	9.3
Industrials	7.4
Consumer Staples	5.7
Energy	3.7
Materials	3.7
Real Estate	3.7
Utilities	2.9
Other Short Term Investments	0.4
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/GQG Emerging Markets Equity Fund

Composition as of June 30, 2021:
Information Technology	30.9%
Financials	22.1
Materials	13.8
Energy	11.1
Communication Services	5.6
Consumer Staples	3.6
Participatory Notes	3.0
Industrials	2.8
Consumer Discretionary	2.7
Health Care	1.3
Real Estate	1.2
Utilities	0.2
Other Short Term Investments	1.7
Total Investments	100.0%

JNL/Harris Oakmark Global Equity Fund

Composition as of June 30, 2021:
Financials	25.4%
Communication Services	17.5
Consumer Discretionary	15.1
Health Care	14.9
Information Technology	7.2
Consumer Staples	5.7
Materials	4.9
Industrials	4.6
Energy	1.4
Warrants	-
Other Short Term Investments	3.3
Total Investments	100.0%

JNL/Heitman U.S. Focused Real Estate Fund

Composition as of June 30, 2021:
Real Estate	99.5%
Other Short Term Investments	0.5
Total Investments	100.0%

JNL/Invesco Diversified Dividend Fund

Composition as of June 30, 2021:
Financials	18.2%
Consumer Staples	17.8
Industrials	11.7
Utilities	9.3
Health Care	9.1
Information Technology	6.9
Communication Services	6.3
Consumer Discretionary	6.1
Materials	5.8
Energy	5.0
Real Estate	1.0
Other Short Term Investments	2.8
Total Investments	100.0%

JNL/Invesco Global Growth Fund

Composition as of June 30, 2021:
Information Technology	31.4%
Communication Services	19.0
Consumer Discretionary	15.9
Industrials	14.8
Health Care	9.3
Financials	7.0
Real Estate	2.0
Consumer Staples	0.5
Other Short Term Investments	0.1
Securities Lending Collateral	-
Total Investments	100.0%

JNL/Invesco International Growth Fund

Composition as of June 30, 2021:
Consumer Discretionary	18.1%
Information Technology	16.5
Financials	15.0
Consumer Staples	14.2
Industrials	12.9
Health Care	8.6
Communication Services	6.2
Materials	5.6
Other Short Term Investments	2.2
Securities Lending Collateral	0.7
Total Investments	100.0%

JNL/Invesco Small Cap Growth Fund

Composition as of June 30, 2021:
Health Care	28.8%
Information Technology	24.7
Industrials	18.9
Consumer Discretionary	14.7
Materials	3.7
Financials	2.9
Communication Services	1.8
Consumer Staples	1.5
Real Estate	0.6
Energy	0.3
Other Short Term Investments	1.3
Securities Lending Collateral	0.8
Total Investments	100.0%

JNL/JPMorgan Global Allocation Fund

Composition as of June 30, 2021:
Information Technology	15.0%
Financials	13.1
Consumer Discretionary	11.1
Industrials	10.3
Communication Services	9.0
Health Care	8.5
Government Securities	7.6
Consumer Staples	6.1
Energy	4.7
Materials	4.6
Utilities	2.2
Real Estate	2.2
Warrants	0.2
Non-U.S. Government Agency ABS	0.1
U.S. Government Agency MBS	-
Rights	-
Other Short Term Investments	4.8
Securities Lending Collateral	0.5
Net Long (Short) Investments	100.0%

JNL/JPMorgan Hedged Equity Fund

Composition as of June 30, 2021:
Information Technology	27.4%
Health Care	12.8
Consumer Discretionary	12.4
Communication Services	11.8
Financials	11.6
Industrials	8.1
Consumer Staples	5.1
Energy	2.8
Utilities	2.4
Materials	2.4
Real Estate	1.8
Other Short Term Investments	1.4
Total Investments	100.0%

JNL/JPMorgan MidCap Growth Fund

Composition as of June 30, 2021:
Information Technology	30.7%
Health Care	19.9
Industrials	16.4
Consumer Discretionary	12.8
Communication Services	8.9
Financials	7.1
Consumer Staples	1.1
Materials	0.7
Energy	0.6
Other Short Term Investments	1.6
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/JPMorgan U.S. Government & Quality Bond Fund

Composition as of June 30, 2021:
U.S. Government Agency MBS	49.2%
Government Securities	31.5
Non-U.S. Government Agency ABS	7.3
Financials	2.3
Communication Services	1.3
Health Care	0.8
Consumer Staples	0.7
Industrials	0.2
Consumer Discretionary	0.2
Energy	0.2

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2021

Real Estate	0.2
Utilities	0.1
Other Short Term Investments	5.7
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/JPMorgan U.S. Value Fund

Composition as of June 30, 2021:
Financials	28.5%
Health Care	14.6
Industrials	13.5
Information Technology	8.9
Consumer Discretionary	8.4
Communication Services	6.0
Energy	5.4
Consumer Staples	5.3
Materials	4.7
Utilities	3.0
Real Estate	1.2
Other Equity Interests	-
Other Short Term Investments	0.5
Total Investments	100.0%

JNL/Lazard International Strategic Equity Fund

Composition as of June 30, 2021:
Industrials	21.6%
Financials	17.9
Consumer Discretionary	14.5
Consumer Staples	7.9
Information Technology	7.4
Materials	7.0
Health Care	6.3
Communication Services	5.5
Utilities	4.8
Energy	1.7
Real Estate	1.1
Securities Lending Collateral	2.3
Other Short Term Investments	2.0
Total Investments	100.0%

JNL/Loomis Sayles Global Growth Fund

Composition as of June 30, 2021:
Information Technology	26.2%
Consumer Discretionary	23.2
Health Care	13.7
Communication Services	13.6
Industrials	13.0
Consumer Staples	7.2
Energy	1.3
Financials	0.9
Other Short Term Investments	0.9
Total Investments	100.0%

JNL/Lord Abbett Short Duration Income Fund

Composition as of June 30, 2021:
Non-U.S. Government Agency ABS	35.5%
Financials	16.3
Government Securities	11.4
Energy	7.3
Consumer Discretionary	6.8
Industrials	4.7
Utilities	4.0
Information Technology	3.3
Health Care	2.5
Communication Services	2.4
Materials	2.1
Consumer Staples	1.1
Real Estate	1.1
Other Short Term Investments	1.2
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/Mellon Communication Services Sector Fund

Composition as of June 30, 2021:
Communication Services	95.3%
Information Technology	3.2
Consumer Discretionary	0.6
Industrials	-
Other Short Term Investments	0.6
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/Mellon Consumer Discretionary Sector Fund

Composition as of June 30, 2021:
Consumer Discretionary	92.3%
Materials	3.3
Communication Services	2.5
Industrials	1.0
Financials	0.1
Information Technology	-
Rights	-
Other Equity Interests	-
Securities Lending Collateral	0.6
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/Mellon Consumer Staples Sector Fund

Composition as of June 30, 2021:
Consumer Staples	91.4%
Consumer Discretionary	7.4
Information Technology	0.1
Health Care	0.1
Other Short Term Investments	0.6
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/Mellon Dow Index Fund

Composition as of June 30, 2021:
Information Technology	21.2%
Health Care	16.5
Industrials	16.3
Financials	15.8
Consumer Discretionary	13.1
Consumer Staples	7.1
Communication Services	4.3
Energy	2.0
Materials	1.2
Other Short Term Investments	2.5
Total Investments	100.0%

JNL/Mellon Energy Sector Fund

Composition as of June 30, 2021:
Energy	98.2%
Materials	0.5
Utilities	0.4
Other Short Term Investments	0.7
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/Mellon Equity Income Fund

Composition as of June 30, 2021:
Financials	28.8%
Health Care	16.4
Industrials	10.6
Energy	9.5
Information Technology	7.1
Communication Services	6.5
Utilities	5.6
Materials	4.5
Consumer Staples	4.1
Consumer Discretionary	2.7
Other Short Term Investments	3.4
Securities Lending Collateral	0.8
Total Investments	100.0%

JNL/Mellon Financial Sector Fund

Composition as of June 30, 2021:
Financials	81.5%
Information Technology	17.9
Rights	-
Other Short Term Investments	0.5
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/Mellon Healthcare Sector Fund

Composition as of June 30, 2021:
Health Care	98.8%
Consumer Staples	0.6
Rights	-
Securities Lending Collateral	0.4
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/Mellon Industrials Sector Fund

Composition as of June 30, 2021:
Industrials	92.0%
Information Technology	5.1
Materials	0.8
Consumer Discretionary	0.4
Communication Services	0.2
Consumer Staples	0.1
Health Care	0.1
Other Short Term Investments	1.1
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/Mellon Information Technology Sector Fund

Composition as of June 30, 2021:
Information Technology	97.0%
Industrials	1.5
Consumer Discretionary	0.3
Communication Services	0.3
Financials	0.1
Utilities	-
Energy	-
Securities Lending Collateral	0.4
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/Mellon Materials Sector Fund

Composition as of June 30, 2021:
Materials	95.3%
Health Care	1.7
Industrials	1.1
Utilities	0.6
Consumer Staples	0.3
Investment Companies	0.2
Securities Lending Collateral	0.4
Other Short Term Investments	0.4
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2021

JNL/Mellon MSCI KLD 400 Social Index Fund

Composition as of June 30, 2021:
Information Technology	32.9%
Communication Services	11.1
Consumer Discretionary	10.3
Health Care	10.1
Industrials	9.0
Financials	8.4
Consumer Staples	7.5
Real Estate	3.1
Materials	3.1
Energy	2.2
Utilities	1.6
Investment Companies	0.2
Other Short Term Investments	0.4
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/Mellon Nasdaq 100 Index Fund

Composition as of June 30, 2021:
Information Technology	49.2%
Communication Services	19.4
Consumer Discretionary	16.7
Health Care	6.7
Consumer Staples	4.8
Industrials	1.7
Utilities	0.9
Other Short Term Investments	0.5
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/Mellon Real Estate Sector Fund

Composition as of June 30, 2021:
Real Estate	94.7%
Industrials	2.2
Financials	1.3
Other Short Term Investments	1.4
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/Mellon S&P 500 Index Fund

Composition as of June 30, 2021:
Information Technology	25.9%
Health Care	12.3
Consumer Discretionary	10.8
Communication Services	10.8
Financials	10.7
Industrials	8.0
Consumer Staples	6.0
Energy	2.7
Materials	2.5
Real Estate	2.4
Utilities	2.3
Securities Lending Collateral	5.1
Other Short Term Investments	0.5
Total Investments	100.0%

JNL/Mellon U.S. Stock Market Index Fund Fund

Composition as of June 30, 2021:
Information Technology	26.8%
Health Care	13.1
Consumer Discretionary	11.6
Financials	11.3
Communication Services	10.6
Industrials	9.1
Consumer Staples	5.7
Real Estate	3.3
Materials	2.8
Energy	2.7
Utilities	2.4
Other Short Term Investments	0.4
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/Mellon Utilities Sector Fund

Composition as of June 30, 2021:
Utilities	99.5
Other Short Term Investments	0.5%
Total Investments	100.0%

JNL/Mellon World Index Fund

Composition as of June 30, 2021:
Information Technology	21.2%
Financials	14.1
Health Care	12.3
Consumer Discretionary	11.5
Industrials	10.6
Communication Services	8.9
Consumer Staples	7.3
Materials	4.5
Energy	3.1
Utilities	2.7
Real Estate	2.7
Rights	-
Other Short Term Investments	0.6
Securities Lending Collateral	0.5
Total Investments	100.0%

JNL/MFS Mid Cap Value Fund

Composition as of June 30, 2021:
Financials	20.3%
Industrials	15.0
Information Technology	10.0
Consumer Discretionary	9.5
Materials	9.0
Health Care	8.1
Utilities	7.7
Real Estate	7.3
Energy	5.1
Consumer Staples	4.6
Communication Services	1.9
Other Short Term Investments	1.0
Securities Lending Collateral	0.5
Total Investments	100.0%

JNL/Morningstar PitchBook Listed Private Equity Index Fund

Composition as of June 30, 2021:
Financials	84.2%
Investment Companies	7.1
Industrials	5.0
Utilities	3.0
Health Care	0.5
Consumer Discretionary	0.1
Communication Services	-
Other Short Term Investments	0.1
Securities Lending Collateral	-
Total Investments	100.0%

JNL/Morningstar Wide Moat Index Fund

Composition as of June 30, 2021:
Information Technology	22.9
Health Care	22.5
Industrials	13.6
Consumer Staples	10.8
Financials	7.7
Communication Services	6.6
Consumer Discretionary	6.4
Materials	4.4
Energy	2.6
Utilities	2.3
Other Short Term Investments	0.2%
Total Investments	100.0%

JNL/Neuberger Berman Commodity Strategy Fund

Composition as of June 30, 2021:
Other Short Term Investments	73.1%
Government Securities	24.2
Non-U.S. Government Agency ABS	1.6
Energy	1.1
Total Investments	100.0%

JNL/Neuberger Berman Strategic Income Fund

Composition as of June 30, 2021:
U.S. Government Agency MBS	17.0%
Government Securities	14.3
Energy	7.7
Financials	7.4
Consumer Discretionary	7.3
Communication Services	5.7
Industrials	5.6
Non-U.S. Government Agency ABS	4.6
Health Care	3.7
Consumer Staples	3.5
Information Technology	3.1
Real Estate	2.4
Materials	2.3
Utilities	2.3
Other Short Term Investments	12.3
Securities Lending Collateral	0.8
Total Investments	100.0%

JNL/PIMCO Income Fund

Composition as of June 30, 2021:
Non-U.S. Government Agency ABS	22.4%
U.S. Government Agency MBS	20.8
Government Securities	12.0
Financials	11.1
Communication Services	4.7
Consumer Discretionary	4.3
Industrials	4.2
Health Care	2.7
Energy	2.6
Utilities	2.0
Information Technology	1.6
Real Estate	0.9
Consumer Staples	0.6
Rights	0.1
Materials	0.1
Other Short Term Investments	9.6
Securities Lending Collateral	0.3
Net Long (Short) Investments	100.0%

JNL/PIMCO Investment Grade Credit Bond Fund

Composition as of June 30, 2021:
Financials	29.1%
Government Securities	17.8
Real Estate	6.6
Consumer Discretionary	6.4

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2021

Communication Services	6.2
Utilities	5.6
Energy	5.5
Industrials	5.4
Information Technology	5.1
Health Care	4.0
Non-U.S. Government Agency ABS	3.3
U.S. Government Agency MBS	2.5
Consumer Staples	1.3
Materials	0.8
Other Short Term Investments	0.2
Securities Lending Collateral	0.2
Net Long (Short) Investments	100.0%

JNL/PIMCO Real Return Fund

Composition as of June 30, 2021:
Government Securities††	89.1%
Non-U.S. Government Agency ABS	7.7
Financials	1.4
Consumer Discretionary	0.4
U.S. Government Agency MBS	0.4
Energy	0.2
Consumer Staples	0.1
Industrials	0.1
Communication Services	-
Information Technology	-
Health Care	-
Real Estate	-
Utilities	-
Other Short Term Investments	0.6
Net Long (Short) Investments	100.0%

†† The Fund's weightings in TIPS was 70.5% of net investments

JNL/PPM America Floating Rate Income Fund

Composition as of June 30, 2021:
Information Technology	17.5%
Consumer Discretionary	14.0
Industrials	13.1
Health Care	12.7
Financials	10.7
Communication Services	8.6
Materials	8.0
Investment Companies	4.3
Consumer Staples	4.1
Energy	3.1
Utilities	0.8
Non-U.S. Government Agency ABS	0.1
Warrants	-
Other Equity Interests	-
Other Short Term Investments	3.0
Total Investments	100.0%

JNL/PPM America High Yield Bond Fund

Composition as of June 30, 2021:
Communication Services	17.0%
Consumer Discretionary	15.9
Energy	14.8
Industrials	11.4
Financials	10.5
Health Care	6.0
Materials	5.8
Consumer Staples	5.6
Information Technology	4.7
Real Estate	1.6
Investment Companies	0.9
Utilities	0.6
Non-U.S. Government Agency ABS	0.1
Other Equity Interests	-
Other Short Term Investments	3.0
Securities Lending Collateral	2.1
Total Investments	100.0%

JNL/PPM America Total Return Fund

Composition as of June 30, 2021:
U.S. Government Agency MBS	22.5%
Government Securities	15.7
Financials	14.1
Non-U.S. Government Agency ABS	7.8
Energy	5.3
Consumer Discretionary	4.8
Health Care	4.8
Communication Services	4.7
Consumer Staples	3.7
Utilities	3.1
Industrials	2.8
Information Technology	1.8
Materials	1.5
Real Estate	0.3
Other Short Term Investments	6.7
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/RAFI Fundamental U.S. Small Cap Fund

Composition as of June 30, 2021:
Industrials	16.6%
Consumer Discretionary	14.7
Financials	13.0
Real Estate	13.0
Information Technology	12.0
Health Care	7.5
Materials	6.5
Communication Services	5.0
Energy	4.6
Consumer Staples	3.5
Utilities	2.5
Securities Lending Collateral	0.7
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/RAFI Multi-Factor U.S. Equity Fund

Composition as of June 30, 2021:
Consumer Discretionary	16.8%
Information Technology	15.8
Consumer Staples	11.7
Health Care	11.7
Financials	11.5
Industrials	11.1
Communication Services	7.6
Energy	5.5
Materials	3.5
Real Estate	3.3
Utilities	0.6
Other Short Term Investments	0.7
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/T. Rowe Price Balanced Fund

Composition as of June 30, 2021:
Information Technology	14.1%
Financials	12.7
Communication Services	9.6
Health Care	9.0
Consumer Discretionary	8.6
Government Securities	7.6
U.S. Government Agency MBS	7.0
Industrials	7.0
Materials	4.4
Consumer Staples	3.2
Non-U.S. Government Agency ABS	2.6
Energy	2.6
Real Estate	2.6
Utilities	1.9
Other Short Term Investments	6.6
Securities Lending Collateral	0.5
Total Investments	100.0%

JNL/T. Rowe Price Capital Appreciation Fund

Composition as of June 30, 2021:
Information Technology	18.0%
Health Care	15.0
Consumer Discretionary	13.3
Financials	12.4
Industrials	9.8
Utilities	8.6
Communication Services	6.8
Consumer Staples	1.6
Real Estate	0.3
Materials	0.2
Non-U.S. Government Agency ABS	0.1
Investment Companies	-
Other Short Term Investments	13.7
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/T. Rowe Price Established Growth Fund

Composition as of June 30, 2021:
Information Technology	35.5%
Communication Services	22.5
Consumer Discretionary	21.6
Health Care	9.2
Industrials	6.8
Financials	3.1
Materials	0.4
Real Estate	-
Other Short Term Investments	0.7
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/T. Rowe Price Mid-Cap Growth Fund

Composition as of June 30, 2021:
Health Care	26.1%
Information Technology	21.0
Industrials	16.9
Consumer Discretionary	12.8
Financials	6.4
Materials	5.8
Communication Services	3.5
Consumer Staples	3.1
Utilities	1.5
Energy	0.1
Real Estate	-
Warrants	-
Other Short Term Investments	2.4
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/T. Rowe Price Short-Term Bond Fund

Composition as of June 30, 2021:
Non-U.S. Government Agency ABS	28.6%
Financials	18.5
Government Securities	14.2
Energy	7.2
U.S. Government Agency MBS	5.1
Health Care	4.6
Consumer Discretionary	3.8
Utilities	3.6
Information Technology	3.3
Communication Services	3.1
Industrials	2.9
Consumer Staples	1.7
Real Estate	0.7
Materials	0.6
Other Short Term Investments	1.8
Securities Lending Collateral	0.3
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2021

JNL/T. Rowe Price U.S. High Yield Fund

Composition as of June 30, 2021:
Consumer Discretionary	20.0%
Energy	18.3
Communication Services	15.1
Industrials	9.9
Financials	9.2
Consumer Staples	6.5
Materials	6.0
Health Care	4.2
Information Technology	2.9
Real Estate	2.2
Warrants	-
Securities Lending Collateral	3.0
Other Short Term Investments	2.7
Total Investments	100.0%

JNL/T. Rowe Price Value Fund

Composition as of June 30, 2021:
Financials	20.4%
Health Care	14.9
Information Technology	14.8
Industrials	13.0
Communication Services	10.0
Materials	8.8
Consumer Discretionary	6.8
Utilities	4.6
Real Estate	4.4
Energy	0.7
Consumer Staples	0.5
Other Short Term Investments	0.6
Securities Lending Collateral	0.5
Total Investments	100.0%

JNL/WCM Focused International Equity Fund

Composition as of June 30, 2021:
Information Technology	22.7%
Health Care	21.4
Consumer Discretionary	19.1
Industrials	13.3
Financials	11.5
Consumer Staples	4.6
Materials	3.1
Communication Services	2.5
Other Short Term Investments	1.4
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/Westchester Capital Event Driven Fund

Composition as of June 30, 2021:
Financials	48.2%
Other Equity Interests	6.8
Real Estate	5.3
Information Technology	4.6
Health Care	3.7
Industrials	3.7
Communication Services	3.5
Energy	2.4
Consumer Discretionary	2.1
Materials	1.9
Warrants	1.6
Consumer Staples	1.1
Utilities	1.0
Rights	0.7
Investment Companies	0.1
Other Short Term Investments	13.3
Net Long (Short) Investments	100.0%

JNL/WMC Balanced Fund

Composition as of June 30, 2021:
Financials	14.4%
Information Technology	13.6
Government Securities	10.4
Health Care	10.1
Communication Services	9.3
U.S. Government Agency MBS	7.0
Consumer Discretionary	6.3
Industrials	6.1
Consumer Staples	4.9
Non-U.S. Government Agency ABS	2.6
Utilities	2.6
Energy	2.1
Real Estate	1.0
Materials	0.5
Other Short Term Investments	8.3
Securities Lending Collateral	0.8
Total Investments	100.0%

JNL/WMC Equity Income Fund

Composition as of June 30, 2021:
Financials	21.4%
Health Care	18.3
Consumer Staples	14.7
Industrials	10.7
Information Technology	8.4
Utilities	6.7
Energy	5.5
Consumer Discretionary	4.3
Communication Services	4.2
Materials	3.0
Real Estate	1.6
Other Short Term Investments	0.8
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/WMC Global Real Estate Fund

Composition as of June 30, 2021:
Real Estate	87.0%
Consumer Discretionary	6.1
Financials	3.3
Communication Services	2.6
Health Care	0.6
Other Short Term Investments	0.4
Securities Lending Collateral	-
Total Investments	100.0%

JNL/WMC Government Money Market Fund

Composition as of June 30, 2021:
Other Short Term Investments	84.4%
Government Securities	15.6
Total Investments	100.0%

JNL/WMC Value Fund

Composition as of June 30, 2021:
Financials	21.0%
Health Care	19.9
Information Technology	14.0
Industrials	11.3
Materials	5.8
Communication Services	5.6
Utilities	4.7
Real Estate	4.7
Consumer Discretionary	4.6
Consumer Staples	2.8
Energy	2.6
Securities Lending Collateral	1.6
Other Short Term Investments	1.4
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	91,012	2,563,806
Total Investment Companies (cost $2,179,010)		2,563,806
Total Investments 100.0% (cost $2,179,010)		2,563,806
Other Assets and Liabilities, Net (0.0)%		(789)
Total Net Assets 100.0%		2,563,017

(a)   Investment in affiliate.

JNL/American Funds Bond Fund of America Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
American Funds Insurance Series - Bond Fund of America - Class 1	1,243	14,053
Total Investment Companies (cost $14,317)		14,053
Total Investments 100.0% (cost $14,317)		14,053
Other Assets and Liabilities, Net (0.0)%		(3)
Total Net Assets 100.0%		14,050

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	19,735	233,072
Total Investment Companies (cost $204,506)		233,072
Total Investments 100.0% (cost $204,506)		233,072
Other Assets and Liabilities, Net (0.0)%		(88)
Total Net Assets 100.0%		232,984

(a)   Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	42,032	510,690
Total Investment Companies (cost $503,503)		510,690
Total Investments 100.0% (cost $503,503)		510,690
Other Assets and Liabilities, Net (0.0)%		(167)
Total Net Assets 100.0%		510,523

(a)   Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	21,272	928,731
Total Investment Companies (cost $695,645)		928,731
Total Investments 100.0% (cost $695,645)		928,731
Other Assets and Liabilities, Net (0.0)%		(256)
Total Net Assets 100.0%		928,475

(a)   Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	27,437	971,544
Total Investment Companies (cost $683,953)		971,544
Total Investments 100.0% (cost $683,953)		971,544
Other Assets and Liabilities, Net (0.0)%		(284)
Total Net Assets 100.0%		971,260

(a)   Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	32,996	3,903,044
Total Investment Companies (cost $3,045,447)		3,903,044
Total Investments 100.0% (cost $3,045,447)		3,903,044
Other Assets and Liabilities, Net (0.0)%		(1,082)
Total Net Assets 100.0%		3,901,962

(a)   Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	156,198	9,753,016
Total Investment Companies (cost $7,476,319)		9,753,016
Total Investments 100.0% (cost $7,476,319)		9,753,016
Other Assets and Liabilities, Net (0.0)%		(3,420)
Total Net Assets 100.0%		9,749,596

(a)   Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	79,842	1,975,280
Total Investment Companies (cost $1,571,887)		1,975,280
Total Investments 100.0% (cost $1,571,887)		1,975,280
Other Assets and Liabilities, Net (0.0)%		(711)
Total Net Assets 100.0%		1,974,569

(a)   Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	54,976	1,849,380
Total Investment Companies (cost $1,293,067)		1,849,380
Total Investments 100.0% (cost $1,293,067)		1,849,380
Other Assets and Liabilities, Net (0.0)%		(729)
Total Net Assets 100.0%		1,848,651

(a)   Investment in affiliate.

JNL/American Funds Washington Mutual Investors Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1 (a)	226,956	3,735,704
Total Investment Companies (cost $3,070,067)		3,735,704
Total Investments 100.0% (cost $3,070,067)		3,735,704
Other Assets and Liabilities, Net (0.0)%		(1,432)
Total Net Assets 100.0%		3,734,272

(a)   Investment in affiliate.

JNL/Mellon Bond Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
JNL Bond Index Fund - Class I (100.0%) (a)	134,649	1,357,261
Total Investment Companies (cost $1,346,508)		1,357,261
Total Investments 100.0% (cost $1,346,508)		1,357,261
Other Assets and Liabilities, Net (0.0)%		(273)
Total Net Assets 100.0%		1,356,988

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Shares	Value ($)

(a)   The Fund's percentage ownership of the underlying affiliated fund at June 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Emerging Markets Index Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
JNL Emerging Markets Index Fund - Class I (100.0%) (a)	117,933	1,195,844
Total Investment Companies (cost $1,179,369)		1,195,844
Total Investments 100.0% (cost $1,179,369)		1,195,844
Other Assets and Liabilities, Net (0.0)%		(310)
Total Net Assets 100.0%		1,195,534

(a)   The Fund's percentage ownership of the underlying affiliated fund at June 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon International Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
JNL International Index Fund - Class I (100.0%) (a)	264,955	2,665,449
Total Investment Companies (cost $2,649,591)		2,665,449
Total Investments 100.0% (cost $2,649,591)		2,665,449
Other Assets and Liabilities, Net (0.0)%		(594)
Total Net Assets 100.0%		2,664,855

(a)   The Fund's percentage ownership of the underlying affiliated fund at June 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon S&P 400 MidCap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Mid Cap Index Fund - Class I (100.0%) (a)	382,807	3,766,821
Total Investment Companies (cost $3,827,364)		3,766,821
Total Investments 100.0% (cost $3,827,364)		3,766,821
Other Assets and Liabilities, Net (0.0)%		(662)
Total Net Assets 100.0%		3,766,159

(a)   The Fund's percentage ownership of the underlying affiliated fund at June 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Small Cap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Small Cap Index Fund - Class I (100.0%) (a)	298,342	3,046,069
Total Investment Companies (cost $2,983,965)		3,046,069
Total Investments 100.0% (cost $2,983,965)		3,046,069
Other Assets and Liabilities, Net (0.0)%		(545)
Total Net Assets 100.0%		3,045,524

(a)   The Fund's percentage ownership of the underlying affiliated fund at June 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 46.5%
JNL Multi-Manager Mid Cap Fund - Class I (10.5%) (a)	9,760	184,175
JNL Multi-Manager Small Cap Growth Fund - Class I (1.3%) (a)	920	49,587
JNL Multi-Manager Small Cap Value Fund - Class I (2.6%) (a)	2,927	52,402
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (47.0%) (a)	6,807	72,018
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (5.3%) (a)	6,086	135,785
JNL/Morningstar Wide Moat Index Fund - Class I (12.3%) (a)	7,949	125,987
	Shares	Value ($)
JNL/T. Rowe Price Established Growth Fund - Class I (0.7%) (a)	1,161	91,737
JNL/T. Rowe Price Value Fund - Class I (2.2%) (a)	5,197	124,580
		836,271
International Equity 21.0%
JNL Multi-Manager International Small Cap Fund - Class I (9.2%) (a)	5,208	81,509
JNL/Causeway International Value Select Fund - Class I (8.5%) (a)	7,069	122,014
JNL/WCM Focused International Equity Fund - Class I (7.5%) (a)	7,173	173,011
		376,534
Global Equity 14.7%
JNL/Harris Oakmark Global Equity Fund - Class I (10.2%) (a)	6,945	97,093
JNL/JPMorgan U.S. Value Fund - Class I (4.1%) (a)	3,696	53,596
JNL/Loomis Sayles Global Growth Fund - Class I (11.4%) (a)	6,590	113,148
		263,837
Emerging Markets Equity 7.8%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.7%) (a)	5,451	67,809
JNL/GQG Emerging Markets Equity Fund - Class I (7.0%) (a)	4,757	72,162
		139,971
Alternative 7.0%
JNL Multi-Manager Alternative Fund - Class I (1.8%) (a)	1,808	21,730
JNL/First Sentier Global Infrastructure Fund - Class I (5.5%) (a)	3,408	56,979
JNL/Heitman U.S. Focused Real Estate Fund - Class I (13.4%) (a)	2,930	36,649
JNL/Westchester Capital Event Driven Fund - Class I (8.6%) (a)	911	11,339
		126,697
Domestic Fixed Income 3.0%
JNL/DoubleLine Total Return Fund - Class I (1.9%) (a)	4,585	53,372
Total Investment Companies (cost $1,275,915)		1,796,682
Total Investments 100.0% (cost $1,275,915)		1,796,682
Other Assets and Liabilities, Net (0.0)%		(381)
Total Net Assets 100.0%		1,796,301

(a)   The Fund's percentage ownership of the underlying affiliated fund at June 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 66.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.3%) (a)	5,966	89,431
JNL/DoubleLine Total Return Fund - Class I (4.4%) (a)	10,300	119,886
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (0.8%) (a)	1,011	15,231
JNL/Lord Abbett Short Duration Income Fund - Class I (4.5%) (a)	3,246	34,249
JNL/PIMCO Income Fund - Class I (4.0%) (a)	5,893	66,591
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.4%) (a)	3,105	41,861
JNL/PIMCO Real Return Fund - Class I (0.9%) (a)	1,257	15,236
JNL/PPM America Total Return Fund - Class I (3.5%) (a)	5,076	70,403
JNL/T. Rowe Price U.S. High Yield Fund - Class I (6.8%) (a)	4,193	49,476
		502,364
Domestic Equity 8.0%
JNL Multi-Manager Mid Cap Fund - Class I (0.8%) (a)	706	13,317
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	106	5,705
JNL Multi-Manager Small Cap Value Fund - Class I (0.4%) (a)	425	7,611
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.7%) (a)	768	17,123

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares	Value ($)
JNL/Morningstar Wide Moat Index Fund - Class I (1.7%) (a)	1,080	17,125
		60,881
Alternative 5.8%
JNL Multi-Manager Alternative Fund - Class I (2.6%) (a)	2,533	30,441
JNL/JPMorgan Hedged Equity Fund - Class I (2.3%) (a)	1,015	13,319
		43,760
Domestic Balanced 5.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.4%) (a)	1,699	38,054
Global Balanced 5.0%
JNL/Blackrock Global Allocation Fund - Class I (0.9%) (a)	2,213	38,047
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.3%) (a)	2,487	30,446
International Equity 2.7%
JNL/Causeway International Value Select Fund - Class I (0.4%) (a)	331	5,706
JNL/WCM Focused International Equity Fund - Class I (0.7%) (a)	631	15,209
		20,915
Global Equity 2.0%
JNL/Loomis Sayles Global Growth Fund - Class I (1.5%) (a)	886	15,219
Emerging Markets Equity 1.5%
JNL/GQG Emerging Markets Equity Fund - Class I (1.1%) (a)	752	11,413
Total Investment Companies (cost $689,486)		761,099
Total Investments 100.0% (cost $689,486)		761,099
Other Assets and Liabilities, Net (0.0)%		(165)
Total Net Assets 100.0%		760,934

(a)   The Fund's percentage ownership of the underlying affiliated fund at June 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 39.5%
JNL Multi-Manager Mid Cap Fund - Class I (13.4%) (a)	12,517	236,203
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	1,251	67,481
JNL Multi-Manager Small Cap Value Fund - Class I (3.6%) (a)	4,031	72,147
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (50.5%) (a)	7,313	77,376
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (6.7%) (a)	7,742	172,724
JNL/Morningstar Wide Moat Index Fund - Class I (16.5%) (a)	10,650	168,808
JNL/T. Rowe Price Established Growth Fund - Class I (0.8%) (a)	1,398	110,466
JNL/T. Rowe Price Value Fund - Class I (2.9%) (a)	6,701	160,620
		1,065,825
International Equity 19.7%
JNL Multi-Manager International Small Cap Fund - Class I (12.2%) (a)	6,949	108,753
JNL/Causeway International Value Select Fund - Class I (12.3%) (a)	10,238	176,709
JNL/WCM Focused International Equity Fund - Class I (10.7%) (a)	10,205	246,147
		531,609
Domestic Fixed Income 13.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.4%) (a)	3,573	53,555
JNL/DoubleLine Total Return Fund - Class I (5.1%) (a)	12,050	140,265
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (1.4%) (a)	1,774	26,713
	Shares	Value ($)
JNL/Lord Abbett Short Duration Income Fund - Class I (4.4%) (a)	3,160	33,340
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.7%) (a)	3,507	47,269
JNL/T. Rowe Price U.S. High Yield Fund - Class I (8.9%) (a)	5,489	64,769
		365,911
Global Equity 11.5%
JNL/Harris Oakmark Global Equity Fund - Class I (11.1%) (a)	7,585	106,036
JNL/JPMorgan U.S. Value Fund - Class I (5.1%) (a)	4,629	67,117
JNL/Loomis Sayles Global Growth Fund - Class I (13.7%) (a)	7,932	136,186
		309,339
Alternative 7.4%
JNL Multi-Manager Alternative Fund - Class I (4.5%) (a)	4,452	53,509
JNL/First Sentier Global Infrastructure Fund - Class I (7.6%) (a)	4,727	79,043
JNL/Heitman U.S. Focused Real Estate Fund - Class I (15.1%) (a)	3,296	41,238
JNL/Westchester Capital Event Driven Fund - Class I (20.0%) (a)	2,106	26,221
		200,011
Emerging Markets Equity 6.8%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.9%) (a)	7,110	88,443
JNL/GQG Emerging Markets Equity Fund - Class I (9.2%) (a)	6,261	94,984
		183,427
Emerging Markets Fixed Income 1.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.4%) (a)	3,304	40,436
Total Investment Companies (cost $1,979,199)		2,696,558
Total Investments 100.0% (cost $1,979,199)		2,696,558
Other Assets and Liabilities, Net (0.0)%		(565)
Total Net Assets 100.0%		2,695,993

(a)   The Fund's percentage ownership of the underlying affiliated fund at June 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 45.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.7%) (a)	12,289	184,215
JNL/DoubleLine Total Return Fund - Class I (11.3%) (a)	26,760	311,481
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (2.3%) (a)	2,815	42,390
JNL/Lord Abbett Short Duration Income Fund - Class I (13.0%) (a)	9,358	98,726
JNL/PIMCO Income Fund - Class I (9.7%) (a)	14,405	162,774
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.6%) (a)	8,428	113,605
JNL/PIMCO Real Return Fund - Class I (3.3%) (a)	4,688	56,819
JNL/PPM America Total Return Fund - Class I (8.5%) (a)	12,265	170,119
JNL/T. Rowe Price U.S. High Yield Fund - Class I (18.6%) (a)	11,433	134,904
		1,275,033
Domestic Equity 17.5%
JNL Multi-Manager Mid Cap Fund - Class I (5.7%) (a)	5,265	99,353
JNL Multi-Manager Small Cap Growth Fund - Class I (1.1%) (a)	794	42,798
JNL Multi-Manager Small Cap Value Fund - Class I (2.4%) (a)	2,720	48,693
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (3.6%) (a)	4,146	92,506
JNL/Morningstar Wide Moat Index Fund - Class I (13.9%) (a)	8,943	141,743
JNL/T. Rowe Price Established Growth Fund - Class I (0.5%) (a)	905	71,550
		496,643

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares	Value ($)
Alternative 9.0%
JNL Multi-Manager Alternative Fund - Class I (9.6%) (a)	9,425	113,293
JNL/First Sentier Global Infrastructure Fund - Class I (6.0%) (a)	3,726	62,299
JNL/Heitman U.S. Focused Real Estate Fund - Class I (13.0%) (a)	2,831	35,416
JNL/JPMorgan Hedged Equity Fund - Class I (7.3%) (a)	3,241	42,527
		253,535
International Equity 6.7%
JNL Multi-Manager International Small Cap Fund - Class I (3.2%) (a)	1,823	28,536
JNL/Causeway International Value Select Fund - Class I (4.3%) (a)	3,593	62,020
JNL/WCM Focused International Equity Fund - Class I (4.3%) (a)	4,116	99,266
		189,822
Domestic Balanced 6.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.6%) (a)	7,607	170,402
Global Equity 4.5%
JNL/Harris Oakmark Global Equity Fund - Class I (5.9%) (a)	4,001	55,929
JNL/Loomis Sayles Global Growth Fund - Class I (7.2%) (a)	4,152	71,281
		127,210
Global Balanced 4.0%
JNL/Blackrock Global Allocation Fund - Class I (2.7%) (a)	6,596	113,386
Emerging Markets Equity 3.8%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.1%) (a)	4,568	56,823
JNL/GQG Emerging Markets Equity Fund - Class I (4.8%) (a)	3,269	49,594
		106,417
Emerging Markets Fixed Income 3.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (10.8%) (a)	8,118	99,365
Total Investment Companies (cost $2,315,537)		2,831,813
Total Investments 100.0% (cost $2,315,537)		2,831,813
Other Assets and Liabilities, Net (0.0)%		(659)
Total Net Assets 100.0%		2,831,154

(a)   The Fund's percentage ownership of the underlying affiliated fund at June 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 29.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.0%) (a)	15,757	236,193
JNL/DoubleLine Total Return Fund - Class I (15.5%) (a)	36,783	428,152
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (3.2%) (a)	3,972	59,815
JNL/Lord Abbett Short Duration Income Fund - Class I (14.5%) (a)	10,385	109,557
JNL/PIMCO Income Fund - Class I (10.5%) (a)	15,618	176,479
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (7.6%) (a)	9,731	131,172
JNL/PIMCO Real Return Fund - Class I (3.0%) (a)	4,273	51,789
JNL/PPM America Total Return Fund - Class I (7.6%) (a)	10,964	152,077
JNL/T. Rowe Price U.S. High Yield Fund - Class I (25.2%) (a)	15,464	182,475
		1,527,709
Domestic Equity 25.8%
JNL Multi-Manager Mid Cap Fund - Class I (19.5%) (a)	18,193	343,306
JNL Multi-Manager Small Cap Growth Fund - Class I (2.7%) (a)	1,901	102,479
JNL Multi-Manager Small Cap Value Fund - Class I (5.7%) (a)	6,298	112,731
	Shares	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (7.2%) (a)	8,348	186,240
JNL/Morningstar Wide Moat Index Fund - Class I (21.2%) (a)	13,668	216,632
JNL/T. Rowe Price Established Growth Fund - Class I (1.5%) (a)	2,550	201,565
JNL/T. Rowe Price Value Fund - Class I (3.3%) (a)	7,690	184,337
		1,347,290
International Equity 13.8%
JNL Multi-Manager International Small Cap Fund - Class I (12.0%) (a)	6,797	106,381
JNL/Causeway International Value Select Fund - Class I (18.6%) (a)	15,529	268,029
JNL/WCM Focused International Equity Fund - Class I (15.0%) (a)	14,282	344,492
		718,902
Alternative 9.2%
JNL Multi-Manager Alternative Fund - Class I (13.2%) (a)	13,025	156,557
JNL/First Sentier Global Infrastructure Fund - Class I (13.6%) (a)	8,422	140,821
JNL/Heitman U.S. Focused Real Estate Fund - Class I (24.5%) (a)	5,334	66,729
JNL/JPMorgan Hedged Equity Fund - Class I (13.6%) (a)	6,020	78,976
JNL/Westchester Capital Event Driven Fund - Class I (27.4%) (a)	2,895	36,046
		479,129
Domestic Balanced 5.5%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (2.7%) (a)	12,961	290,328
Global Equity 5.4%
JNL/Harris Oakmark Global Equity Fund - Class I (11.5%) (a)	7,809	109,170
JNL/Loomis Sayles Global Growth Fund - Class I (17.4%) (a)	10,063	172,782
		281,952
Emerging Markets Equity 5.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.6%) (a)	9,541	118,695
JNL/GQG Emerging Markets Equity Fund - Class I (13.9%) (a)	9,481	143,824
		262,519
Global Balanced 4.0%
JNL/Blackrock Global Allocation Fund - Class I (5.0%) (a)	12,202	209,759
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.3%) (a)	8,478	103,771
Total Investment Companies (cost $4,000,553)		5,221,359
Total Investments 100.0% (cost $4,000,553)		5,221,359
Other Assets and Liabilities, Net (0.0)%		(1,166)
Total Net Assets 100.0%		5,220,193

(a)   The Fund's percentage ownership of the underlying affiliated fund at June 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 43.7%
American Funds Insurance Series - Growth Fund - Class 1	4,835	571,958
American Funds Insurance Series - Washington Mutual Investors Fund - Class R-6	9,590	534,825
American Funds Investment Company of America Fund - Class R-6	12,515	624,733
		1,731,516
Global Equity 20.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	11,789	514,716
American Funds SMALLCAP World Fund - Class R-6	3,025	276,342
		791,058

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares	Value ($)
Domestic Fixed Income 17.2%
American Funds High-Income Trust - Class 1 (a)	5,713	59,240
American Funds Inflation Linked Bond Fund - Class R-6	1,788	19,721
American Funds Insurance Series - Bond Fund of America - Class 1	32,299	365,301
American Funds Mortgage Fund - Class R-6	10,650	108,527
American Funds Strategic Bond Fund - Class R-6	11,272	128,387
		681,176
International Equity 9.4%
American Funds EuroPacific Growth Fund - Class R-6	4,019	284,351
American Funds International Growth and Income Fund - Class R-6	2,118	88,009
		372,360
Emerging Markets Equity 8.0%
American Funds New World Fund - Class R-6	3,265	316,362
Emerging Markets Fixed Income 1.7%
American Funds Emerging Markets Bond Fund - Class R-6	7,116	69,101
Total Investment Companies (cost $3,416,612)		3,961,573
Total Investments 100.0% (cost $3,416,612)		3,961,573
Other Assets and Liabilities, Net (0.0)%		(1,366)
Total Net Assets 100.0%		3,960,207

(a)   Investment in affiliate.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 35.4%
American Funds High-Income Trust - Class 1 (a)	8,876	92,049
American Funds Inflation Linked Bond Fund - Class R-6	4,180	46,102
American Funds Insurance Series - Bond Fund of America - Class 1	50,814	574,707
American Funds Mortgage Fund - Class R-6	13,529	137,857
American Funds Strategic Bond Fund - Class R-6	20,875	237,768
		1,088,483
Domestic Equity 33.2%
American Funds Insurance Series - Growth Fund - Class 1	2,568	303,825
American Funds Insurance Series - Washington Mutual Investors Fund - Class R-6	5,666	315,970
American Funds Investment Company of America Fund - Class R-6	8,036	401,146
		1,020,941
Global Equity 14.2%
American Funds Insurance Series - Global Growth Fund - Class 1	6,349	277,187
American Funds SMALLCAP World Fund - Class R-6	1,766	161,331
		438,518
International Equity 8.7%
American Funds EuroPacific Growth Fund - Class R-6	2,586	182,981
American Funds International Growth and Income Fund - Class R-6	2,010	83,532
		266,513
Emerging Markets Equity 5.0%
American Funds New World Fund - Class R-6	1,588	153,885
Emerging Markets Fixed Income 3.5%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	11,043	107,227
Total Investment Companies (cost $2,834,746)		3,075,567
Total Investments 100.0% (cost $2,834,746)		3,075,567
Other Assets and Liabilities, Net (0.0)%		(1,097)
Total Net Assets 100.0%		3,074,470

(a)   Investment in affiliate.

	Shares	Value ($)
JNL/Goldman Sachs Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 64.0%
JNL Multi-Manager Mid Cap Fund - Class I (4.7%) (a)	4,395	82,931
JNL Multi-Manager Small Cap Growth Fund - Class I (0.7%) (a)	492	26,545
JNL Multi-Manager Small Cap Value Fund - Class I (2.7%) (a)	2,950	52,804
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.2%) (a)	3,106	229,558
JNL/ClearBridge Large Cap Growth Fund - Class I (13.2%) (a)	9,543	199,630
JNL/Invesco Diversified Dividend Fund - Class I (14.9%) (a)	11,348	150,130
JNL/JPMorgan MidCap Growth Fund - Class I (1.7%) (a)	989	68,314
JNL/T. Rowe Price Established Growth Fund - Class I (2.7%) (a)	4,671	369,128
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.4%) (a)	396	31,430
JNL/T. Rowe Price Value Fund - Class I (7.0%) (a)	16,093	385,746
JNL/WMC Value Fund - Class I (10.0%) (a)	5,652	165,256
		1,761,472
International Equity 12.9%
JNL/Causeway International Value Select Fund - Class I (3.7%) (a)	3,058	52,776
JNL/Invesco International Growth Fund - Class I (4.3%) (a)	3,102	53,630
JNL/Lazard International Strategic Equity Fund - Class I (11.8%) (a)	3,079	53,886
JNL/WCM Focused International Equity Fund - Class I (8.5%) (a)	8,109	195,592
		355,884
Global Equity 9.1%
JNL/Invesco Global Growth Fund - Class I (7.0%) (a)	7,125	196,023
JNL/JPMorgan U.S. Value Fund - Class I (4.2%) (a)	3,824	55,445
		251,468
Emerging Markets Equity 5.8%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.4%) (a)	6,449	80,221
JNL/GQG Emerging Markets Equity Fund - Class I (7.6%) (a)	5,183	78,626
		158,847
Domestic Fixed Income 3.8%
JNL/DoubleLine Total Return Fund - Class I (0.9%) (a)	2,238	26,051
JNL/PPM America High Yield Bond Fund - Class I (1.2%) (a)	1,437	25,825
JNL/PPM America Total Return Fund - Class I (2.7%) (a)	3,814	52,907
		104,783
Alternative 2.9%
JNL Multi-Manager Alternative Fund - Class I (6.7%) (a)	6,609	79,444
Emerging Markets Fixed Income 1.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.3%) (a)	3,244	39,710
Total Investment Companies (cost $1,880,639)		2,751,608
Total Investments 100.0% (cost $1,880,639)		2,751,608
Other Assets and Liabilities, Net (0.0)%		(587)
Total Net Assets 100.0%		2,751,021

(a)   The Fund's percentage ownership of the underlying affiliated fund at June 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 66.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.2%) (a)	5,653	84,736

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares	Value ($)
JNL/DoubleLine Total Return Fund - Class I (4.4%) (a)	10,393	120,973
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (2.7%) (a)	2,752	36,330
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (3.6%) (a)	4,418	66,532
JNL/Lord Abbett Short Duration Income Fund - Class I (6.4%) (a)	4,580	48,323
JNL/PIMCO Income Fund - Class I (3.6%) (a)	5,349	60,442
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (7.7%) (a)	9,889	133,307
JNL/PIMCO Real Return Fund - Class I (2.8%) (a)	4,002	48,501
JNL/PPM America High Yield Bond Fund - Class I (2.2%) (a)	2,697	48,464
JNL/PPM America Total Return Fund - Class I (4.3%) (a)	6,113	84,788
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.7%) (a)	4,476	48,256
JNL/T. Rowe Price U.S. High Yield Fund - Class I (3.3%) (a)	2,054	24,236
		804,888
Domestic Equity 15.5%
JNL Multi-Manager Mid Cap Fund - Class I (0.7%) (a)	640	12,077
JNL Multi-Manager Small Cap Growth Fund - Class I (0.3%) (a)	225	12,131
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.4%) (a)	330	24,397
JNL/ClearBridge Large Cap Growth Fund - Class I (0.8%) (a)	582	12,173
JNL/DFA U.S. Core Equity Fund - Class I (1.9%) (a)	1,310	30,315
JNL/Invesco Diversified Dividend Fund - Class I (2.3%) (a)	1,786	23,632
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	177	12,205
JNL/T. Rowe Price Established Growth Fund - Class I (0.2%) (a)	309	24,380
JNL/T. Rowe Price Value Fund - Class I (0.6%) (a)	1,499	35,921
		187,231
Emerging Markets Fixed Income 5.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.6%) (a)	4,949	60,580
Global Fixed Income 4.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (5.6%) (a)	3,874	48,427
International Equity 3.9%
JNL/Causeway International Value Select Fund - Class I (0.8%) (a)	672	11,605
JNL/Lazard International Strategic Equity Fund - Class I (2.6%) (a)	671	11,745
JNL/WCM Focused International Equity Fund - Class I (1.0%) (a)	996	24,031
		47,381
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (3.1%) (a)	3,009	36,166
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (0.4%) (a)	440	12,093
Emerging Markets Equity 1.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.7%) (a)	970	12,073
Total Investment Companies (cost $1,051,059)		1,208,839
Total Investments 100.0% (cost $1,051,059)		1,208,839
Other Assets and Liabilities, Net (0.0)%		(304)
Total Net Assets 100.0%		1,208,535

(a)   The Fund's percentage ownership of the underlying affiliated fund at June 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 58.8%
JNL Multi-Manager Mid Cap Fund - Class I (10.1%) (a)	9,366	176,731
	Shares	Value ($)
JNL Multi-Manager Small Cap Growth Fund - Class I (1.5%) (a)	1,055	56,870
JNL Multi-Manager Small Cap Value Fund - Class I (5.7%) (a)	6,379	114,177
JNL/BlackRock Large Cap Select Growth Fund - Class I (6.7%) (a)	4,974	367,615
JNL/ClearBridge Large Cap Growth Fund - Class I (26.2%) (a)	18,867	394,700
JNL/Invesco Diversified Dividend Fund - Class I (34.5%) (a)	26,304	348,007
JNL/JPMorgan MidCap Growth Fund - Class I (3.5%) (a)	2,074	143,263
JNL/T. Rowe Price Established Growth Fund - Class I (5.7%) (a)	10,000	790,341
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	776	61,677
JNL/T. Rowe Price Value Fund - Class I (12.7%) (a)	29,409	704,937
JNL/WMC Value Fund - Class I (17.7%) (a)	10,019	292,957
		3,451,275
Domestic Fixed Income 13.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.9%) (a)	7,676	115,058
JNL/DoubleLine Total Return Fund - Class I (4.2%) (a)	9,854	114,702
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.3%) (a)	4,382	57,841
JNL/PIMCO Income Fund - Class I (3.4%) (a)	5,103	57,661
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.8%) (a)	8,680	117,006
JNL/PIMCO Real Return Fund - Class I (3.4%) (a)	4,808	58,270
JNL/PPM America High Yield Bond Fund - Class I (3.9%) (a)	4,810	86,436
JNL/PPM America Total Return Fund - Class I (8.7%) (a)	12,473	173,008
		779,982
International Equity 10.5%
JNL/Causeway International Value Select Fund - Class I (5.9%) (a)	4,931	85,108
JNL/Invesco International Growth Fund - Class I (9.4%) (a)	6,748	116,675
JNL/Lazard International Strategic Equity Fund - Class I (25.1%) (a)	6,565	114,883
JNL/WCM Focused International Equity Fund - Class I (13.0%) (a)	12,400	299,078
		615,744
Global Equity 8.1%
JNL/Invesco Global Growth Fund - Class I (12.8%) (a)	13,107	360,562
JNL/JPMorgan U.S. Value Fund - Class I (9.0%) (a)	8,127	117,838
		478,400
Emerging Markets Equity 4.4%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (8.0%) (a)	11,673	145,219
JNL/GQG Emerging Markets Equity Fund - Class I (11.1%) (a)	7,516	114,014
		259,233
Alternative 2.9%
JNL Multi-Manager Alternative Fund - Class I (14.6%) (a)	14,419	173,318
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (12.6%) (a)	9,423	115,335
Total Investment Companies (cost $4,159,676)		5,873,287
Total Investments 100.0% (cost $4,159,676)		5,873,287
Other Assets and Liabilities, Net (0.0)%		(1,240)
Total Net Assets 100.0%		5,872,047

(a)   The Fund's percentage ownership of the underlying affiliated fund at June 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares	Value ($)
JNL/Goldman Sachs Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 49.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.9%) (a)	7,643	114,574
JNL/DoubleLine Total Return Fund - Class I (5.7%) (a)	13,509	157,251
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.3%) (a)	4,346	57,372
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (5.4%) (a)	6,645	100,072
JNL/Lord Abbett Short Duration Income Fund - Class I (15.0%) (a)	10,762	113,539
JNL/PIMCO Income Fund - Class I (6.8%) (a)	10,127	114,435
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (13.4%) (a)	17,051	229,845
JNL/PIMCO Real Return Fund - Class I (5.0%) (a)	7,111	86,187
JNL/PPM America High Yield Bond Fund - Class I (3.9%) (a)	4,796	86,182
JNL/PPM America Total Return Fund - Class I (10.1%) (a)	14,477	200,792
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.3%) (a)	10,457	112,727
JNL/T. Rowe Price U.S. High Yield Fund - Class I (6.0%) (a)	3,653	43,104
		1,416,080
Domestic Equity 30.6%
JNL Multi-Manager Mid Cap Fund - Class I (3.3%) (a)	3,037	57,305
JNL Multi-Manager Small Cap Growth Fund - Class I (0.8%) (a)	533	28,726
JNL Multi-Manager Small Cap Value Fund - Class I (1.4%) (a)	1,561	27,939
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.1%) (a)	792	58,506
JNL/ClearBridge Large Cap Growth Fund - Class I (4.8%) (a)	3,476	72,714
JNL/DFA U.S. Core Equity Fund - Class I (3.6%) (a)	2,488	57,587
JNL/Invesco Diversified Dividend Fund - Class I (9.7%) (a)	7,408	98,014
JNL/JPMorgan MidCap Growth Fund - Class I (1.4%) (a)	843	58,196
JNL/T. Rowe Price Established Growth Fund - Class I (1.5%) (a)	2,585	204,334
JNL/T. Rowe Price Value Fund - Class I (3.1%) (a)	7,110	170,428
JNL/WMC Value Fund - Class I (2.6%) (a)	1,451	42,431
		876,180
International Equity 6.9%
JNL/Causeway International Value Select Fund - Class I (1.9%) (a)	1,594	27,507
JNL/Invesco International Growth Fund - Class I (2.3%) (a)	1,642	28,398
JNL/Lazard International Strategic Equity Fund - Class I (12.2%) (a)	3,183	55,701
JNL/WCM Focused International Equity Fund - Class I (3.7%) (a)	3,564	85,962
		197,568
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (12.5%) (a)	9,364	114,619
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (7.2%) (a)	7,125	85,640
Emerging Markets Equity 3.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.2%) (a)	4,608	57,321
JNL/GQG Emerging Markets Equity Fund - Class I (2.7%) (a)	1,807	27,410
		84,731
Global Fixed Income 2.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (6.7%) (a)	4,589	57,367
	Shares	Value ($)
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (1.0%) (a)	1,047	28,814
Total Investment Companies (cost $2,350,091)		2,860,999
Total Investments 100.0% (cost $2,350,091)		2,860,999
Other Assets and Liabilities, Net (0.0)%		(662)
Total Net Assets 100.0%		2,860,337

(a)   The Fund's percentage ownership of the underlying affiliated fund at June 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 44.3%
JNL Multi-Manager Mid Cap Fund - Class I (10.0%) (a)	9,326	175,987
JNL Multi-Manager Small Cap Growth Fund - Class I (1.5%) (a)	1,065	57,428
JNL Multi-Manager Small Cap Value Fund - Class I (2.9%) (a)	3,193	57,156
JNL/BlackRock Large Cap Select Growth Fund - Class I (3.3%) (a)	2,446	180,788
JNL/ClearBridge Large Cap Growth Fund - Class I (17.9%) (a)	12,870	269,246
JNL/Invesco Diversified Dividend Fund - Class I (22.7%) (a)	17,329	229,261
JNL/JPMorgan MidCap Growth Fund - Class I (2.9%) (a)	1,728	119,376
JNL/T. Rowe Price Established Growth Fund - Class I (5.0%) (a)	8,739	690,632
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	740	58,764
JNL/T. Rowe Price Value Fund - Class I (9.4%) (a)	21,847	523,661
JNL/WMC Value Fund - Class I (14.0%) (a)	7,926	231,768
		2,594,067
Domestic Fixed Income 31.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.2%) (a)	13,552	203,142
JNL/DoubleLine Total Return Fund - Class I (8.4%) (a)	19,892	231,546
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (8.7%) (a)	8,824	116,477
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (6.2%) (a)	7,692	115,834
JNL/Lord Abbett Short Duration Income Fund - Class I (7.6%) (a)	5,447	57,461
JNL/PIMCO Income Fund - Class I (8.6%) (a)	12,846	145,161
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (13.6%) (a)	17,393	234,459
JNL/PIMCO Real Return Fund - Class I (8.5%) (a)	12,092	146,556
JNL/PPM America High Yield Bond Fund - Class I (6.5%) (a)	8,054	144,732
JNL/PPM America Total Return Fund - Class I (14.6%) (a)	20,970	290,859
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.4%) (a)	10,625	114,537
JNL/T. Rowe Price U.S. High Yield Fund - Class I (8.1%) (a)	4,978	58,733
		1,859,497
International Equity 8.9%
JNL/Causeway International Value Select Fund - Class I (3.9%) (a)	3,268	56,404
JNL/Invesco International Growth Fund - Class I (4.7%) (a)	3,362	58,125
JNL/Lazard International Strategic Equity Fund - Class I (24.9%) (a)	6,516	114,036
JNL/WCM Focused International Equity Fund - Class I (12.8%) (a)	12,212	294,548
		523,113
Global Equity 4.5%
JNL/Invesco Global Growth Fund - Class I (6.3%) (a)	6,461	177,739
JNL/JPMorgan U.S. Value Fund - Class I (6.7%) (a)	6,023	87,332
		265,071
Emerging Markets Equity 4.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (8.1%) (a)	11,770	146,416

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares	Value ($)
JNL/GQG Emerging Markets Equity Fund - Class I (8.4%) (a)	5,708	86,596
		233,012
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (14.8%) (a)	14,533	174,688
Emerging Markets Fixed Income 2.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (15.9%) (a)	11,879	145,395
Global Fixed Income 1.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (6.8%) (a)	4,671	58,389
Total Investment Companies (cost $4,444,024)		5,853,232
Total Investments 100.0% (cost $4,444,024)		5,853,232
Other Assets and Liabilities, Net (0.0)%		(1,281)
Total Net Assets 100.0%		5,851,951

(a)   The Fund's percentage ownership of the underlying affiliated fund at June 30, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 48.5%
iShares Cohen & Steers REIT ETF (a)	129	8,441
iShares Core S&P 500 ETF	45	19,386
iShares Core S&P Mid-Cap ETF (a)	97	26,018
iShares Edge MSCI USA Quality Factor ETF	174	23,127
iShares Morningstar Large-Cap Value ETF	373	24,085
iShares S&P SmallCap 600 Index ETF	85	9,628
iShares S&P Small-Cap 600 Value ETF	160	16,829
iShares U.S. Consumer Services ETF (a)	140	10,903
iShares U.S. Industrials ETF (a)	105	11,686
iShares U.S. Technology ETF (a)	140	13,951
		164,054
Global Equity 14.8%
iShares Exponential Technologies ETF	329	20,797
iShares Global Healthcare ETF (a)	186	15,424
iShares Global Infrastructure ETF (a)	305	13,850
		50,071
Domestic Fixed Income 14.2%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	157	7,236
iShares Core Total U.S. Bond Market ETF	144	16,552
iShares Intermediate-Term Corp. ETF	78	4,713
iShares Liquidity Income ETF (a)	173	8,754
iShares MBS ETF	101	10,971
		48,226
International Equity 11.0%
iShares Edge MSCI Intl Quality Factor ETF (a)	753	29,041
iShares MSCI EAFE Small Cap Index ETF	112	8,291
		37,332
Emerging Markets Equity 10.3%
iShares Core MSCI Emerging Markets ETF	521	34,881
Emerging Markets Fixed Income 1.2%
iShares JPMorgan USD Emerging Markets Bond ETF	35	3,931
Total Investment Companies (cost $271,396)		338,495
SHORT TERM INVESTMENTS 15.0%
Securities Lending Collateral 15.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (b) (c)	50,836	50,836
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.01% (b) (c)	96	96
Total Short Term Investments (cost $50,932)		50,932
Total Investments 115.0% (cost $322,328)		389,427
Other Assets and Liabilities, Net (15.0)%		(50,900)
Total Net Assets 100.0%		338,527

(a)   All or a portion of the security was on loan as of June 30, 2021.

(b)   Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

	Shares	Value ($)
JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 99.8%
Domestic Fixed Income 49.6%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	287	13,202
iShares 0-5 Year TIPS Bond ETF (a)	55	5,875
iShares Core Total U.S. Bond Market ETF	261	30,126
iShares Intermediate-Term Corp. ETF	182	11,007
iShares Liquidity Income ETF	316	15,971
iShares MBS ETF	211	22,818
		98,999
Domestic Equity 27.1%
iShares Cohen & Steers REIT ETF (a)	26	1,705
iShares Core S&P 500 ETF	24	10,161
iShares Core S&P Mid-Cap ETF (a)	31	8,423
iShares Edge MSCI USA Quality Factor ETF	64	8,525
iShares Morningstar Large-Cap Value ETF	91	5,867
iShares S&P SmallCap 600 Index ETF	23	2,646
iShares S&P Small-Cap 600 Value ETF (a)	55	5,761
iShares U.S. Consumer Services ETF (a)	33	2,582
iShares U.S. Industrials ETF (a)	34	3,804
iShares U.S. Technology ETF (a)	48	4,756
		54,230
Global Equity 8.0%
iShares Exponential Technologies ETF	99	6,229
iShares Global Healthcare ETF (a)	69	5,722
iShares Global Infrastructure ETF (a)	87	3,940
		15,891
International Equity 6.7%
iShares Edge MSCI Intl Quality Factor ETF (a)	283	10,924
iShares MSCI EAFE Small Cap Index ETF	33	2,479
		13,403
Emerging Markets Equity 5.1%
iShares Core MSCI Emerging Markets ETF	151	10,104
Emerging Markets Fixed Income 3.3%
iShares JPMorgan USD Emerging Markets Bond ETF	59	6,673
Total Investment Companies (cost $177,272)		199,300
SHORT TERM INVESTMENTS 16.0%
Securities Lending Collateral 15.8%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (b) (c)	31,538	31,538
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.01% (b) (c)	412	412
Total Short Term Investments (cost $31,950)		31,950
Total Investments 115.8% (cost $209,222)		231,250
Other Assets and Liabilities, Net (15.8)%		(31,534)
Total Net Assets 100.0%		199,716

(a)   All or a portion of the security was on loan as of June 30, 2021.

(b)   Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 37.0%
iShares Cohen & Steers REIT ETF (a)	90	5,906
iShares Core S&P 500 ETF	43	18,551
iShares Core S&P Mid-Cap ETF (a)	75	20,084
iShares Edge MSCI USA Quality Factor ETF	157	20,830
iShares Morningstar Large-Cap Value ETF (a)	251	16,237
iShares S&P SmallCap 600 Index ETF	65	7,368
iShares S&P Small-Cap 600 Value ETF (a)	127	13,406
iShares U.S. Consumer Services ETF	95	7,362
iShares U.S. Industrials ETF (a)	85	9,454
iShares U.S. Technology ETF (a)	111	11,005
		130,203
Domestic Fixed Income 32.0%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	331	15,268
iShares 0-5 Year TIPS Bond ETF (a)	48	5,061

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares	Value ($)
iShares Core Total U.S. Bond Market ETF	302	34,837
iShares Intermediate-Term Corp. ETF (a)	205	12,414
iShares Liquidity Income ETF (a)	365	18,469
iShares MBS ETF	244	26,386
		112,435
Global Equity 12.2%
iShares Exponential Technologies ETF (a)	301	19,024
iShares Global Healthcare ETF (a)	163	13,530
iShares Global Infrastructure ETF (a)	227	10,283
		42,837
International Equity 9.4%
iShares Edge MSCI Intl Quality Factor ETF (a)	701	27,022
iShares MSCI EAFE Small Cap Index ETF	82	6,085
		33,107
Emerging Markets Equity 7.4%
iShares Core MSCI Emerging Markets ETF	386	25,868
Emerging Markets Fixed Income 1.9%
iShares JPMorgan USD Emerging Markets Bond ETF	59	6,607
Total Investment Companies (cost $288,457)		351,057
SHORT TERM INVESTMENTS 10.9%
Securities Lending Collateral 10.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (b) (c)	36,894	36,894
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.01% (b) (c)	1,543	1,543
Total Short Term Investments (cost $38,437)		38,437
Total Investments 110.8% (cost $326,894)		389,494
Other Assets and Liabilities, Net (10.8)%		(37,862)
Total Net Assets 100.0%		351,632

(a)   All or a portion of the security was on loan as of June 30, 2021.

(b)   Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 53.2%
Vanguard Dividend Appreciation ETF (a)	926	143,281
Vanguard Growth ETF (a)	776	222,586
Vanguard Mid-Cap ETF (a)	921	218,481
Vanguard REIT ETF (a)	664	67,553
Vanguard Small-Cap ETF (a)	535	120,538
Vanguard Total Stock Market ETF (a)	1,312	292,238
Vanguard Value ETF	1,572	216,123
		1,280,800
International Equity 18.6%
Vanguard FTSE All-World ex-US Small-Cap Index Fund (a)	351	47,940
Vanguard FTSE Developed Markets ETF	7,761	399,864
		447,804
Domestic Fixed Income 14.6%
Vanguard Intermediate-Term Corporate Bond ETF	624	59,361
Vanguard Mortgage-Backed Securities ETF (a)	1,639	87,465
Vanguard Short-Term Corporate Bond ETF (a)	779	64,458
Vanguard Short-Term Inflation-Protected Securities Index ETF (a)	453	23,736
Vanguard Total Bond Market ETF	1,373	117,909
		352,929
Emerging Markets Equity 11.5%
Vanguard MSCI Emerging Markets ETF (a)	5,129	278,566
Emerging Markets Fixed Income 2.0%
Vanguard Emerging Markets Government Bond ETF (a)	593	47,358
Total Investment Companies (cost $2,213,732)		2,407,457
SHORT TERM INVESTMENTS 13.7%
Securities Lending Collateral 13.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (b) (c)	328,488	328,488
	Shares	Value ($)
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.01% (b) (c)	789	789
Total Short Term Investments (cost $329,277)		329,277
Total Investments 113.6% (cost $2,543,009)		2,736,734
Other Assets and Liabilities, Net (13.6)%		(327,617)
Total Net Assets 100.0%		2,409,117

(a)   All or a portion of the security was on loan as of June 30, 2021.

(b)   Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 51.9%
Vanguard Intermediate-Term Corporate Bond ETF	511	48,572
Vanguard Mortgage-Backed Securities ETF (a)	1,431	76,348
Vanguard Short-Term Corporate Bond ETF (a)	630	52,143
Vanguard Short-Term Inflation-Protected Securities Index ETF (a)	424	22,220
Vanguard Total Bond Market ETF	1,043	89,602
		288,885
Domestic Equity 27.0%
Vanguard Dividend Appreciation ETF (a)	144	22,336
Vanguard Growth ETF	66	18,796
Vanguard Mid-Cap ETF (a)	96	22,707
Vanguard REIT ETF	56	5,744
Vanguard Small-Cap ETF (a)	75	16,911
Vanguard Total Stock Market ETF (a)	211	46,983
Vanguard Value ETF	123	16,846
		150,323
International Equity 9.5%
Vanguard FTSE All-World ex-US Small-Cap Index Fund (a)	41	5,613
Vanguard FTSE Developed Markets ETF (a)	921	47,452
		53,065
Emerging Markets Fixed Income 6.5%
Vanguard Emerging Markets Government Bond ETF (a)	451	36,041
Emerging Markets Equity 5.1%
Vanguard MSCI Emerging Markets ETF (a)	521	28,322
Total Investment Companies (cost $504,371)		556,636
SHORT TERM INVESTMENTS 5.3%
Securities Lending Collateral 5.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (b) (c)	28,953	28,953
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.01% (b) (c)	744	744
Total Short Term Investments (cost $29,697)		29,697
Total Investments 105.3% (cost $534,068)		586,333
Other Assets and Liabilities, Net (5.3)%		(29,740)
Total Net Assets 100.0%		556,593

(a)   All or a portion of the security was on loan as of June 30, 2021.

(b)   Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.8%
Domestic Equity 40.0%
Vanguard Dividend Appreciation ETF (a)	309	47,899
Vanguard Growth ETF (a)	233	66,972
Vanguard Mid-Cap ETF (a)	226	53,563
Vanguard REIT ETF (a)	194	19,707
Vanguard Small-Cap ETF (a)	139	31,430
Vanguard Total Stock Market ETF (a)	482	107,471
Vanguard Value ETF	420	57,802
		384,844

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares	Value ($)
Domestic Fixed Income 32.9%
Vanguard Intermediate-Term Corporate Bond ETF (a)	576	54,759
Vanguard Mortgage-Backed Securities ETF (a)	1,534	81,863
Vanguard Short-Term Corporate Bond ETF (a)	655	54,144
Vanguard Short-Term Inflation-Protected Securities Index ETF	546	28,591
Vanguard Total Bond Market ETF	1,129	96,962
		316,319
International Equity 14.2%
Vanguard FTSE All-World ex-US Small-Cap Index Fund (a)	106	14,444
Vanguard FTSE Developed Markets ETF (a)	2,370	122,113
		136,557
Emerging Markets Equity 8.8%
Vanguard MSCI Emerging Markets ETF (a)	1,566	85,032
Emerging Markets Fixed Income 3.9%
Vanguard Emerging Markets Government Bond ETF (a)	477	38,051
Total Investment Companies (cost $841,933)		960,803
SHORT TERM INVESTMENTS 14.4%
Securities Lending Collateral 14.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (b) (c)	136,689	136,689
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.01% (b) (c)	1,488	1,488
Total Short Term Investments (cost $138,177)		138,177
Total Investments 114.2% (cost $980,110)		1,098,980
Other Assets and Liabilities, Net (14.2)%		(136,301)
Total Net Assets 100.0%		962,679

(a)   All or a portion of the security was on loan as of June 30, 2021.

(b)   Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Funds of Funds and JNL/Vanguard Funds Funds of Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds and JNL/Vanguard Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended June 30, 2021, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Feeder Funds and JNL Mellon Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Feeder Funds may be deemed an affiliated person thereof under the Investment Company Act of 1940. The following table details each Fund's long term investments in affiliates held during the period ended June 30, 2021.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	2,110,437	338,304	21,824	90,246	3,875	133,014	2,563,806	100.0
	2,110,437	338,304	21,824	90,246	3,875	133,014	2,563,806	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	186,390	35,484	5,715	2,382	1,094	15,819	233,072	100.0
	186,390	35,484	5,715	2,382	1,094	15,819	233,072	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	509,250	45,191	12,020	15,412	632	(32,363)	510,690	100.0
	509,250	45,191	12,020	15,412	632	(32,363)	510,690	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	767,646	146,581	32,874	46,078	12,556	34,822	928,731	100.0
	767,646	146,581	32,874	46,078	12,556	34,822	928,731	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	889,353	51,531	44,092	20,671	9,976	64,776	971,544	100.0
	889,353	51,531	44,092	20,671	9,976	64,776	971,544	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	3,128,689	898,936	72,528	480,102	33,527	(85,580)	3,903,044	100.0
	3,128,689	898,936	72,528	480,102	33,527	(85,580)	3,903,044	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	8,652,551	226,086	215,144	131,226	74,179	1,015,344	9,753,016	100.0
	8,652,551	226,086	215,144	131,226	74,179	1,015,344	9,753,016	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,952,751	10,685	77,640	1,128	11,327	78,157	1,975,280	100.0
	1,952,751	10,685	77,640	1,128	11,327	78,157	1,975,280	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,667,905	110,460	38,237	61,555	11,359	97,893	1,849,380	100.0
	1,667,905	110,460	38,237	61,555	11,359	97,893	1,849,380	100.0
JNL/American Funds Washington Mutual Investors Fund
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	3,329,731	55,025	134,106	14,228	24,797	460,257	3,735,704	100.0
	3,329,731	55,025	134,106	14,228	24,797	460,257	3,735,704	100.0
JNL/Mellon Bond Index Fund
JNL Bond Index Fund - Class I	—	1,359,007	12,503	—	4	10,753	1,357,261	100.0
	—	1,359,007	12,503	—	4	10,753	1,357,261	100.0
JNL/Mellon Emerging Markets Index Fund
JNL Emerging Markets Index Fund - Class I	—	1,200,359	20,923	—	(67)	16,475	1,195,844	100.0
	—	1,200,359	20,923	—	(67)	16,475	1,195,844	100.0
JNL/Mellon International Index Fund
JNL International Index Fund - Class I	—	2,689,490	40,441	—	542	15,858	2,665,449	100.0
	—	2,689,490	40,441	—	542	15,858	2,665,449	100.0
JNL/Mellon S&P 400 MidCap Index Fund
JNL Mid Cap Index Fund - Class I	—	3,877,238	48,982	—	(892)	(60,543)	3,766,821	100.0
	—	3,877,238	48,982	—	(892)	(60,543)	3,766,821	100.0

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Small Cap Index Fund
JNL Small Cap Index Fund - Class I	—	3,056,108	72,835	—	692	62,104	3,046,069	100.0
	—	3,056,108	72,835	—	692	62,104	3,046,069	100.0
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	20,410	573	—	—	—	747	21,730	1.2
JNL Multi-Manager Emerging Markets Equity Fund - Class I	63,133	3,965	4,691	—	454	4,948	67,809	3.8
JNL Multi-Manager International Small Cap Fund - Class I	75,771	131	4,028	—	1,274	8,361	81,509	4.5
JNL Multi-Manager Mid Cap Fund - Class I	182,069	57	25,054	—	9,193	17,910	184,175	10.3
JNL Multi-Manager Small Cap Growth Fund - Class I	46,268	3,427	4,152	—	2,217	1,827	49,587	2.8
JNL Multi-Manager Small Cap Value Fund - Class I	49,921	263	6,566	—	432	8,352	52,402	2.9
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	—	68,677	743	—	29	4,055	72,018	4.0
JNL/Causeway International Value Select Fund - Class I	115,339	846	4,045	—	126	9,748	122,014	6.8
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	128,275	431	12,733	—	4,379	15,433	135,785	7.6
JNL/DoubleLine Total Return Fund - Class I	48,173	5,400	279	—	18	60	53,372	3.0
JNL/First Sentier Global Infrastructure Fund - Class I	54,699	1,708	3,465	—	658	3,379	56,979	3.2
JNL/GQG Emerging Markets Equity Fund - Class I	64,719	7,284	3,155	—	1,093	2,221	72,162	4.0
JNL/Harris Oakmark Global Equity Fund - Class I	88,059	592	6,668	—	768	14,342	97,093	5.4
JNL/Heitman U.S. Focused Real Estate Fund - Class I	32,028	397	3,537	—	469	7,292	36,649	2.0
JNL/JPMorgan U.S. Value Fund - Class I	49,558	173	5,539	—	1,816	7,588	53,596	3.0
JNL/Loomis Sayles Global Growth Fund - Class I	103,494	1,287	2,073	—	800	9,640	113,148	6.3
JNL/Morningstar Wide Moat Index Fund - Class I	115,268	63	11,249	—	3,765	18,140	125,987	7.0
JNL/T. Rowe Price Established Growth Fund - Class I	120,743	2,463	43,694	—	19,369	(7,144)	91,737	5.1
JNL/T. Rowe Price Value Fund - Class I	115,796	306	12,835	—	3,256	18,057	124,580	6.9
JNL/WCM Focused International Equity Fund - Class I	161,141	2,333	7,849	—	3,195	14,191	173,011	9.6
JNL/Westchester Capital Event Driven Fund - Class I	12,430	102	1,827	—	356	278	11,339	0.6
	1,647,294	100,478	164,182	—	53,667	159,425	1,796,682	100.0
JNL Conservative Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	32,086	2,111	4,893	—	670	467	30,441	4.0
JNL Multi-Manager Mid Cap Fund - Class I	14,088	1,200	3,985	—	947	1,067	13,317	1.7
JNL Multi-Manager Small Cap Growth Fund - Class I	5,975	1,497	2,405	—	1,206	(568)	5,705	0.7
JNL Multi-Manager Small Cap Value Fund - Class I	8,031	1,042	2,851	—	1,211	178	7,611	1.0
JNL/Blackrock Global Allocation Fund - Class I	40,176	3,182	7,902	—	914	1,677	38,047	5.0
JNL/Causeway International Value Select Fund - Class I	6,024	855	1,672	—	622	(123)	5,706	0.7
JNL/DoubleLine Core Fixed Income Fund - Class I	94,023	7,408	11,928	—	854	(926)	89,431	11.8
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	31,997	2,597	4,612	—	461	3	30,446	4.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	18,214	1,509	5,204	—	1,893	711	17,123	2.2
JNL/DoubleLine Total Return Fund - Class I	125,990	9,741	15,961	—	1,110	(994)	119,886	15.8
JNL/GQG Emerging Markets Equity Fund - Class I	12,100	2,175	3,549	—	1,156	(469)	11,413	1.5
JNL/JPMorgan Hedged Equity Fund - Class I	13,970	818	2,611	—	408	734	13,319	1.7
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	31,986	2,363	18,564	—	(150)	(404)	15,231	2.0
JNL/Loomis Sayles Global Growth Fund - Class I	16,055	1,962	4,407	—	1,554	55	15,219	2.0
JNL/Lord Abbett Short Duration Income Fund - Class I	—	35,562	1,444	—	2	129	34,249	4.5
JNL/Morningstar Wide Moat Index Fund - Class I	18,113	1,547	5,751	—	1,806	1,410	17,125	2.3
JNL/PIMCO Income Fund - Class I	70,179	4,939	9,594	—	1,035	32	66,591	8.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	64,161	4,912	26,242	—	2,602	(3,572)	41,861	5.5
JNL/PIMCO Real Return Fund - Class I	16,026	1,280	2,411	—	412	(71)	15,236	2.0
JNL/PPM America Total Return Fund - Class I	74,144	5,938	9,038	—	1,274	(1,915)	70,403	9.3
JNL/T. Rowe Price Capital Appreciation Fund - Class I	40,324	2,836	8,756	—	1,613	2,037	38,054	5.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	52,097	3,353	7,855	—	863	1,018	49,476	6.5
JNL/WCM Focused International Equity Fund - Class I	16,054	2,252	4,832	—	1,517	218	15,209	2.0
	801,813	101,079	166,467	—	23,980	694	761,099	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	49,297	2,438	43	—	6	1,811	53,509	2.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	85,198	2,918	6,863	—	670	6,520	88,443	3.3
JNL Multi-Manager International Small Cap Fund - Class I	104,143	119	8,664	—	2,829	10,326	108,753	4.0
JNL Multi-Manager Mid Cap Fund - Class I	230,224	41	28,095	—	10,100	23,933	236,203	8.8
JNL Multi-Manager Small Cap Growth Fund - Class I	66,030	1,527	5,764	—	3,034	2,654	67,481	2.5
JNL Multi-Manager Small Cap Value Fund - Class I	61,141	612	686	—	144	10,936	72,147	2.7
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	—	73,946	973	—	46	4,357	77,376	2.9
JNL/Causeway International Value Select Fund - Class I	166,831	1,618	6,020	—	202	14,078	176,709	6.6
JNL/DoubleLine Core Fixed Income Fund - Class I	51,619	2,484	536	—	46	(58)	53,555	2.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	35,690	4,265	125	—	10	596	40,436	1.5

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	160,334	35	12,386	—	4,211	20,530	172,724	6.4
JNL/DoubleLine Total Return Fund - Class I	140,216	2,731	2,810	—	189	(61)	140,265	5.2
JNL/First Sentier Global Infrastructure Fund - Class I	78,844	546	6,044	—	1,111	4,586	79,043	2.9
JNL/GQG Emerging Markets Equity Fund - Class I	93,051	1,952	4,472	—	1,530	2,923	94,984	3.5
JNL/Harris Oakmark Global Equity Fund - Class I	95,553	2,537	8,339	—	882	15,403	106,036	3.9
JNL/Heitman U.S. Focused Real Estate Fund - Class I	37,182	9	4,781	—	619	8,209	41,238	1.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	32,640	625	6,029	—	(51)	(472)	26,713	1.0
JNL/JPMorgan U.S. Value Fund - Class I	63,725	121	8,691	—	2,818	9,144	67,117	2.5
JNL/Loomis Sayles Global Growth Fund - Class I	123,977	354	710	—	288	12,277	136,186	5.0
JNL/Lord Abbett Short Duration Income Fund - Class I	—	33,359	146	—	—	127	33,340	1.2
JNL/Morningstar Wide Moat Index Fund - Class I	153,069	—	13,382	—	4,448	24,673	168,808	6.3
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	63,893	1,400	17,124	—	2,094	(2,994)	47,269	1.7
JNL/T. Rowe Price Established Growth Fund - Class I	160,416	857	66,491	—	29,476	(13,792)	110,466	4.1
JNL/T. Rowe Price U.S. High Yield Fund - Class I	60,596	2,085	243	—	18	2,313	64,769	2.4
JNL/T. Rowe Price Value Fund - Class I	152,967	356	20,645	—	5,216	22,726	160,620	6.0
JNL/WCM Focused International Equity Fund - Class I	229,154	4,067	11,711	—	4,772	19,865	246,147	9.1
JNL/Westchester Capital Event Driven Fund - Class I	24,993	167	316	—	69	1,308	26,221	1.0
	2,520,783	141,169	242,089	—	74,777	201,918	2,696,558	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	110,043	200	925	—	139	3,836	113,293	4.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	52,443	1,766	1,932	—	233	4,313	56,823	2.0
JNL Multi-Manager International Small Cap Fund - Class I	29,012	185	4,253	—	1,400	2,192	28,536	1.0
JNL Multi-Manager Mid Cap Fund - Class I	99,527	29	14,657	—	5,172	9,282	99,353	3.5
JNL Multi-Manager Small Cap Growth Fund - Class I	42,272	1,641	4,865	—	2,214	1,536	42,798	1.5
JNL Multi-Manager Small Cap Value Fund - Class I	48,483	285	8,637	—	1,343	7,219	48,693	1.7
JNL/Blackrock Global Allocation Fund - Class I	111,933	—	5,822	—	672	6,603	113,386	4.0
JNL/Causeway International Value Select Fund - Class I	62,250	305	5,851	—	192	5,124	62,020	2.2
JNL/DoubleLine Core Fixed Income Fund - Class I	185,749	1,712	3,108	—	246	(384)	184,215	6.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	96,029	2,478	616	—	54	1,420	99,365	3.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	89,607	29	10,807	—	3,689	9,988	92,506	3.3
JNL/DoubleLine Total Return Fund - Class I	311,292	2,846	2,927	—	195	75	311,481	11.0
JNL/First Sentier Global Infrastructure Fund - Class I	61,955	442	4,557	—	834	3,625	62,299	2.2
JNL/GQG Emerging Markets Equity Fund - Class I	49,104	2,132	4,064	—	1,295	1,127	49,594	1.8
JNL/Harris Oakmark Global Equity Fund - Class I	53,873	203	7,381	—	968	8,266	55,929	2.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	33,041	121	5,619	—	813	7,060	35,416	1.3
JNL/JPMorgan Hedged Equity Fund - Class I	42,517	25	3,573	—	682	2,876	42,527	1.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	64,737	293	21,572	—	(183)	(885)	42,390	1.5
JNL/Loomis Sayles Global Growth Fund - Class I	69,721	537	5,878	—	2,341	4,560	71,281	2.5
JNL/Lord Abbett Short Duration Income Fund - Class I	—	98,380	29	—	—	375	98,726	3.5
JNL/Morningstar Wide Moat Index Fund - Class I	135,699	94	19,660	—	6,818	18,792	141,743	5.0
JNL/PIMCO Income Fund - Class I	163,387	821	3,893	—	411	2,048	162,774	5.7
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	151,266	2,076	37,630	—	2,950	(5,057)	113,605	4.0
JNL/PIMCO Real Return Fund - Class I	53,850	2,429	692	—	118	1,114	56,819	2.0
JNL/PPM America Total Return Fund - Class I	174,383	2,150	4,888	—	670	(2,196)	170,119	6.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	167,367	13	13,045	—	4,185	11,882	170,402	6.0
JNL/T. Rowe Price Established Growth Fund - Class I	69,767	1,046	6,889	—	2,566	5,060	71,550	2.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	130,218	872	1,120	—	90	4,844	134,904	4.8
JNL/WCM Focused International Equity Fund - Class I	99,303	256	10,674	—	4,332	6,049	99,266	3.5
	2,758,828	123,366	215,564	—	44,439	120,744	2,831,813	100.0
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	147,957	3,378	180	—	28	5,374	156,557	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	118,523	1,105	10,810	—	1,057	8,820	118,695	2.3
JNL Multi-Manager International Small Cap Fund - Class I	105,647	—	12,304	—	3,719	9,319	106,381	2.0
JNL Multi-Manager Mid Cap Fund - Class I	335,031	—	40,466	—	14,054	34,687	343,306	6.6
JNL Multi-Manager Small Cap Growth Fund - Class I	91,879	3,523	843	—	470	7,450	102,479	2.0
JNL Multi-Manager Small Cap Value Fund - Class I	92,126	4,023	—	—	—	16,582	112,731	2.2
JNL/Blackrock Global Allocation Fund - Class I	202,821	24	6,343	—	701	12,556	209,759	4.0
JNL/Causeway International Value Select Fund - Class I	262,943	823	18,231	—	612	21,882	268,029	5.1
JNL/DoubleLine Core Fixed Income Fund - Class I	232,739	5,767	2,214	—	192	(291)	236,193	4.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	98,509	3,735	9	—	1	1,535	103,771	2.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	179,923	—	20,784	—	6,848	20,253	186,240	3.6

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/DoubleLine Total Return Fund - Class I	420,304	9,011	1,578	—	102	313	428,152	8.2
JNL/First Sentier Global Infrastructure Fund - Class I	135,624	43	4,546	—	787	8,913	140,821	2.7
JNL/GQG Emerging Markets Equity Fund - Class I	138,551	5,189	6,685	—	2,343	4,426	143,824	2.7
JNL/Harris Oakmark Global Equity Fund - Class I	108,203	—	17,098	—	1,886	16,179	109,170	2.1
JNL/Heitman U.S. Focused Real Estate Fund - Class I	63,061	—	10,986	—	1,579	13,075	66,729	1.3
JNL/JPMorgan Hedged Equity Fund - Class I	79,160	—	6,719	—	1,217	5,318	78,976	1.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	117,084	1,026	56,306	—	(497)	(1,492)	59,815	1.1
JNL/Loomis Sayles Global Growth Fund - Class I	163,748	—	7,287	—	2,883	13,438	172,782	3.3
JNL/Lord Abbett Short Duration Income Fund - Class I	—	109,141	—	—	—	416	109,557	2.1
JNL/Morningstar Wide Moat Index Fund - Class I	206,708	—	28,768	—	9,556	29,136	216,632	4.1
JNL/PIMCO Income Fund - Class I	170,469	3,935	555	—	58	2,572	176,479	3.4
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	175,069	2,514	43,964	—	5,061	(7,508)	131,172	2.5
JNL/PIMCO Real Return Fund - Class I	48,342	2,344	11	—	2	1,112	51,789	1.0
JNL/PPM America Total Return Fund - Class I	144,141	9,072	—	—	—	(1,136)	152,077	2.9
JNL/T. Rowe Price Capital Appreciation Fund - Class I	276,538	23	12,954	—	4,697	22,024	290,328	5.6
JNL/T. Rowe Price Established Growth Fund - Class I	188,163	24	7,350	—	3,254	17,474	201,565	3.9
JNL/T. Rowe Price U.S. High Yield Fund - Class I	170,040	5,928	42	—	3	6,546	182,475	3.5
JNL/T. Rowe Price Value Fund - Class I	179,628	—	27,641	—	6,780	25,570	184,337	3.5
JNL/WCM Focused International Equity Fund - Class I	334,182	118	25,041	—	10,128	25,105	344,492	6.6
JNL/Westchester Capital Event Driven Fund - Class I	37,354	175	3,484	—	497	1,504	36,046	0.7
	5,024,467	170,921	373,199	—	78,018	321,152	5,221,359	100.0
JNL/American Funds Growth Allocation Fund
American Funds High-Income Trust - Class 1	—	59,012	—	—	—	228	59,240	1.5
American Funds Insurance Series - Global Growth Fund - Class 1	456,906	32,992	3,668	25,639	1,410	27,076	514,716	13.0
American Funds Insurance Series - International Growth and Income Fund - Class 1	81,977	1,157	89,119	298	13,048	(7,063)	—	—
	538,883	93,161	92,787	25,937	14,458	20,241	573,956	14.5
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	92,165	19,455	374	2,257	—	(4,019)	107,227	3.5
American Funds High-Income Trust - Class 1	—	91,694	—	—	—	355	92,049	3.0
American Funds Insurance Series - International Growth and Income Fund - Class 1	80,446	292	86,624	292	13,192	(7,306)	—	—
	172,611	111,441	86,998	2,549	13,192	(10,970)	199,276	6.5
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	74,412	2,334	38	—	5	2,731	79,444	2.9
JNL Multi-Manager Emerging Markets Equity Fund - Class I	79,214	387	5,977	—	557	6,040	80,221	2.9
JNL Multi-Manager Mid Cap Fund - Class I	25,833	52,054	2,341	—	820	6,565	82,931	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	26,517	112	2,356	—	1,253	1,019	26,545	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	26,647	24,062	2,422	—	278	4,239	52,804	1.9
JNL/BlackRock Large Cap Select Growth Fund - Class I	201,800	6,593	5,754	—	2,921	23,998	229,558	8.3
JNL/Causeway International Value Select Fund - Class I	53,743	77	5,453	—	2	4,407	52,776	1.9
JNL/ClearBridge Large Cap Growth Fund - Class I	187,512	574	9,288	—	4,564	16,268	199,630	7.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	24,765	14,305	37	—	3	674	39,710	1.4
JNL/DoubleLine Total Return Fund - Class I	23,594	2,420	5	—	—	42	26,051	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	51,188	26,728	2,200	—	770	2,140	78,626	2.9
JNL/Invesco Diversified Dividend Fund - Class I	179,274	85	50,092	—	10,142	10,721	150,130	5.5
JNL/Invesco Global Growth Fund - Class I	182,541	563	8,098	—	2,609	18,408	196,023	7.1
JNL/Invesco International Growth Fund - Class I	51,793	90	1,675	—	229	3,193	53,630	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	49,342	13,975	—	—	—	4,997	68,314	2.5
JNL/JPMorgan U.S. Value Fund - Class I	51,802	—	5,961	—	1,821	7,783	55,445	2.0
JNL/Lazard International Strategic Equity Fund - Class I	52,386	6	2,426	—	466	3,454	53,886	2.0
JNL/PIMCO Income Fund - Class I	24,562	131	24,759	—	2,072	(2,006)	—	—
JNL/PPM America High Yield Bond Fund - Class I	49,954	267	25,718	—	2,674	(1,352)	25,825	0.9
JNL/PPM America Total Return Fund - Class I	48,496	4,796	46	—	6	(345)	52,907	1.9
JNL/T. Rowe Price Established Growth Fund - Class I	367,867	180	36,996	—	15,484	22,593	369,128	13.4
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	37,812	4,000	13,367	—	5,187	(2,202)	31,430	1.1
JNL/T. Rowe Price Value Fund - Class I	362,655	10	42,211	—	9,744	55,548	385,746	14.0
JNL/WCM Focused International Equity Fund - Class I	181,161	4,089	9,264	—	3,705	15,901	195,592	7.1
JNL/WMC Value Fund - Class I	154,472	5	14,763	—	2,117	23,425	165,256	6.0
	2,569,342	157,843	271,247	—	67,429	228,241	2,751,608	100.0
JNL/Goldman Sachs Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	36,953	512	2,605	—	384	922	36,166	3.0

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund - Class I	—	12,530	894	—	15	422	12,073	1.0
JNL Multi-Manager Mid Cap Fund - Class I	12,393	410	2,491	—	860	905	12,077	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	12,347	1,344	2,716	—	1,433	(277)	12,131	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	24,747	1,500	4,917	—	1,432	1,635	24,397	2.0
JNL/Causeway International Value Select Fund - Class I	—	12,660	1,206	—	31	120	11,605	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	12,345	638	2,140	—	1,052	278	12,173	1.0
JNL/DFA U.S. Core Equity Fund - Class I	24,774	6,671	5,455	—	2,077	2,248	30,315	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	85,904	1,316	2,413	—	158	(229)	84,736	7.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	49,163	12,705	2,266	—	180	798	60,580	5.0
JNL/DoubleLine Total Return Fund - Class I	133,738	2,841	15,579	—	957	(984)	120,973	10.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	36,774	789	950	—	84	(367)	36,330	3.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	24,316	523	24,313	—	(6,715)	6,189	—	—
JNL/Invesco Diversified Dividend Fund - Class I	24,757	608	4,796	—	819	2,244	23,632	2.0
JNL/Invesco Global Growth Fund - Class I	12,418	592	2,312	—	680	715	12,093	1.0
JNL/Invesco International Growth Fund - Class I	12,440	88	13,064	—	2,471	(1,935)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	12,323	1,335	2,591	—	1,351	(213)	12,205	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	72,792	2,331	7,372	—	581	(1,800)	66,532	5.5
JNL/Lazard International Strategic Equity Fund - Class I	12,412	548	2,133	—	371	547	11,745	1.0
JNL/Lord Abbett Short Duration Income Fund - Class I	48,731	1,304	2,080	—	98	270	48,323	4.0
JNL/Neuberger Berman Strategic Income Fund - Class I	49,198	478	2,459	—	225	985	48,427	4.0
JNL/PIMCO Income Fund - Class I	61,532	587	2,593	—	260	656	60,442	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	135,339	4,460	5,080	—	382	(1,794)	133,307	11.0
JNL/PIMCO Real Return Fund - Class I	36,882	12,999	2,536	—	399	757	48,501	4.0
JNL/PPM America High Yield Bond Fund - Class I	49,236	730	3,571	—	392	1,677	48,464	4.0
JNL/PPM America Total Return Fund - Class I	86,000	1,694	2,156	—	292	(1,042)	84,788	7.0
JNL/T. Rowe Price Established Growth Fund - Class I	24,707	2,400	5,390	—	2,318	345	24,380	2.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	48,707	968	1,599	—	128	52	48,256	4.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	24,595	286	1,543	—	101	797	24,236	2.0
JNL/T. Rowe Price Value Fund - Class I	37,256	1,242	9,056	—	2,568	3,911	35,921	3.0
JNL/WCM Focused International Equity Fund - Class I	24,814	1,513	4,889	—	1,918	675	24,031	2.0
	1,227,593	88,602	143,165	—	17,302	18,507	1,208,839	100.0
JNL/Goldman Sachs Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	166,534	1,336	593	—	82	5,959	173,318	2.9
JNL Multi-Manager Emerging Markets Equity Fund - Class I	118,452	25,135	9,105	—	846	9,891	145,219	2.5
JNL Multi-Manager Mid Cap Fund - Class I	57,864	108,644	5,558	—	1,916	13,865	176,731	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	59,256	111	7,587	—	4,041	1,049	56,870	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	59,791	51,661	7,342	—	934	9,133	114,177	1.9
JNL/BlackRock Large Cap Select Growth Fund - Class I	393,114	77	69,844	—	33,421	10,847	367,615	6.3
JNL/Causeway International Value Select Fund - Class I	60,376	25,000	5,479	—	(25)	5,236	85,108	1.4
JNL/ClearBridge Large Cap Growth Fund - Class I	390,130	70	37,283	—	18,179	23,604	394,700	6.7
JNL/DoubleLine Core Fixed Income Fund - Class I	161,893	99	46,171	—	1,160	(1,923)	115,058	2.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	55,375	58,043	165	—	12	2,070	115,335	2.0
JNL/DoubleLine Total Return Fund - Class I	106,835	7,878	182	—	11	160	114,702	2.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	107,800	71	48,400	—	1,750	(3,380)	57,841	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	113,890	155	5,448	—	1,899	3,518	114,014	1.9
JNL/Invesco Diversified Dividend Fund - Class I	399,371	—	98,852	—	20,261	27,227	348,007	5.9
JNL/Invesco Global Growth Fund - Class I	348,776	29	27,648	—	9,013	30,392	360,562	6.1
JNL/Invesco International Growth Fund - Class I	115,486	2	6,386	—	914	6,659	116,675	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	106,914	25,473	—	—	—	10,876	143,263	2.4
JNL/JPMorgan U.S. Value Fund - Class I	114,981	—	18,153	—	5,596	15,414	117,838	2.0
JNL/Lazard International Strategic Equity Fund - Class I	117,259	2	10,933	—	2,064	6,491	114,883	2.0
JNL/PIMCO Income Fund - Class I	109,812	24	53,184	—	5,547	(4,538)	57,661	1.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	109,030	9,079	232	—	15	(886)	117,006	2.0
JNL/PIMCO Real Return Fund - Class I	—	56,703	215	—	3	1,779	58,270	1.0
JNL/PPM America High Yield Bond Fund - Class I	111,573	23	29,046	—	3,018	868	86,436	1.5
JNL/PPM America Total Return Fund - Class I	162,273	12,128	210	—	27	(1,210)	173,008	2.9
JNL/T. Rowe Price Established Growth Fund - Class I	761,656	219	53,459	—	23,043	58,882	790,341	13.5
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	79,841	9,984	34,216	—	13,214	(7,146)	61,677	1.0
JNL/T. Rowe Price Value Fund - Class I	692,327	—	110,347	—	26,007	96,950	704,937	12.0
JNL/WCM Focused International Equity Fund - Class I	288,880	2,563	22,917	—	9,213	21,339	299,078	5.1
JNL/WMC Value Fund - Class I	315,734	—	72,007	—	10,084	39,146	292,957	5.0

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
	5,685,223	394,509	780,962	—	192,245	382,272	5,873,287	100.0
JNL/Goldman Sachs Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	86,501	35	3,951	—	569	2,486	85,640	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	59,990	9	7,599	—	739	4,182	57,321	2.0
JNL Multi-Manager Mid Cap Fund - Class I	29,502	27,001	5,220	—	1,841	4,181	57,305	2.0
JNL Multi-Manager Small Cap Growth Fund - Class I	29,848	84	3,759	—	1,998	555	28,726	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	—	28,403	393	—	8	(79)	27,939	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	86,986	12	35,901	—	14,653	(7,244)	58,506	2.1
JNL/Causeway International Value Select Fund - Class I	—	28,051	867	—	36	287	27,507	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	86,561	31	21,731	—	10,380	(2,527)	72,714	2.5
JNL/DFA U.S. Core Equity Fund - Class I	29,474	27,269	5,743	—	2,206	4,381	57,587	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	141,447	286	26,688	—	1,644	(2,115)	114,574	4.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	86,383	27,156	785	—	60	1,805	114,619	4.0
JNL/DoubleLine Total Return Fund - Class I	196,035	485	39,031	—	2,371	(2,609)	157,251	5.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	55,882	2,389	511	—	33	(421)	57,372	2.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	27,439	138	26,989	—	(6,667)	6,079	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	—	26,933	—	—	—	477	27,410	1.0
JNL/Invesco Diversified Dividend Fund - Class I	116,708	—	32,420	—	6,669	7,057	98,014	3.4
JNL/Invesco Global Growth Fund - Class I	29,634	4	4,088	—	1,347	1,917	28,814	1.0
JNL/Invesco International Growth Fund - Class I	29,507	21	3,041	—	451	1,460	28,398	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	29,463	28,132	3,362	—	1,714	2,249	58,196	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	111,611	423	10,114	—	792	(2,640)	100,072	3.5
JNL/Lazard International Strategic Equity Fund - Class I	59,351	—	7,961	—	1,555	2,756	55,701	2.0
JNL/Lord Abbett Short Duration Income Fund - Class I	84,159	29,239	664	—	31	774	113,539	4.0
JNL/Neuberger Berman Strategic Income Fund - Class I	57,492	11	1,568	—	144	1,288	57,367	2.0
JNL/PIMCO Income Fund - Class I	114,931	28	2,251	—	233	1,494	114,435	4.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	228,705	6,426	3,074	—	250	(2,462)	229,845	8.0
JNL/PIMCO Real Return Fund - Class I	71,012	15,546	2,377	—	385	1,621	86,187	3.0
JNL/PPM America High Yield Bond Fund - Class I	86,609	5	4,087	—	442	3,213	86,182	3.0
JNL/PPM America Total Return Fund - Class I	198,502	5,414	1,492	—	199	(1,831)	200,792	7.0
JNL/T. Rowe Price Established Growth Fund - Class I	217,681	129	35,474	—	15,146	6,852	204,334	7.1
JNL/T. Rowe Price Short-Term Bond Fund - Class I	112,019	372	82	—	7	411	112,727	3.9
JNL/T. Rowe Price U.S. High Yield Fund - Class I	43,181	3	1,672	—	110	1,482	43,104	1.5
JNL/T. Rowe Price Value Fund - Class I	205,594	—	69,062	—	16,355	17,541	170,428	6.0
JNL/WCM Focused International Equity Fund - Class I	118,049	10	41,459	—	15,559	(6,197)	85,962	3.0
JNL/WMC Value Fund - Class I	43,917	—	8,486	—	1,227	5,773	42,431	1.5
	2,874,173	254,045	411,902	—	92,487	52,196	2,860,999	100.0
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	172,176	—	3,650	—	525	5,637	174,688	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	122,117	25,000	11,641	—	1,063	9,877	146,416	2.5
JNL Multi-Manager Mid Cap Fund - Class I	59,916	107,500	7,342	—	2,535	13,378	175,987	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	61,185	—	8,956	—	4,749	450	57,428	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	61,318	—	14,564	—	2,258	8,144	57,156	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	173,890	—	15,053	—	7,572	14,379	180,788	3.1
JNL/Causeway International Value Select Fund - Class I	61,618	—	10,237	—	105	4,918	56,404	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	287,358	—	46,957	—	22,647	6,198	269,246	4.6
JNL/DoubleLine Core Fixed Income Fund - Class I	223,336	—	19,764	—	1,217	(1,647)	203,142	3.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	114,412	29,000	349	—	27	2,305	145,395	2.5
JNL/DoubleLine Total Return Fund - Class I	276,393	—	44,618	—	2,710	(2,939)	231,546	3.9
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	111,623	5,900	302	—	26	(770)	116,477	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	58,970	28,000	3,666	—	1,273	2,019	86,596	1.5
JNL/Invesco Diversified Dividend Fund - Class I	294,551	—	98,861	—	20,182	13,389	229,261	3.9
JNL/Invesco Global Growth Fund - Class I	179,871	—	21,983	—	7,169	12,682	177,739	3.0
JNL/Invesco International Growth Fund - Class I	59,674	—	5,416	—	792	3,075	58,125	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	119,846	—	10,809	—	5,460	4,879	119,376	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	164,897	—	46,044	—	3,291	(6,310)	115,834	2.0
JNL/JPMorgan U.S. Value Fund - Class I	89,258	—	17,939	—	5,522	10,491	87,332	1.5
JNL/Lazard International Strategic Equity Fund - Class I	120,921	—	15,628	—	3,009	5,734	114,036	1.9
JNL/Lord Abbett Short Duration Income Fund - Class I	—	57,300	166	—	—	327	57,461	1.0
JNL/Neuberger Berman Strategic Income Fund - Class I	57,246	—	308	—	20	1,431	58,389	1.0
JNL/PIMCO Income Fund - Class I	170,157	—	27,253	—	2,833	(576)	145,161	2.5
See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	225,525	11,700	769	—	62	(2,059)	234,459	4.0
JNL/PIMCO Real Return Fund - Class I	112,093	33,673	2,682	—	434	3,038	146,556	2.5
JNL/PPM America High Yield Bond Fund - Class I	173,097	—	34,731	—	3,602	2,764	144,732	2.5
JNL/PPM America Total Return Fund - Class I	279,598	14,000	578	—	76	(2,237)	290,859	5.0
JNL/T. Rowe Price Established Growth Fund - Class I	727,961	—	110,976	—	47,179	26,468	690,632	11.8
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	—	55,500	108	—	6	3,366	58,764	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	110,489	4,000	371	—	30	389	114,537	1.9
JNL/T. Rowe Price U.S. High Yield Fund - Class I	57,484	—	903	—	60	2,092	58,733	1.0
JNL/T. Rowe Price Value Fund - Class I	535,366	—	105,402	—	24,931	68,766	523,661	8.9
JNL/WCM Focused International Equity Fund - Class I	298,625	—	34,880	—	14,017	16,786	294,548	5.0
JNL/WMC Value Fund - Class I	236,701	—	42,816	—	6,168	31,715	231,768	4.0
	5,797,672	371,573	765,722	—	191,550	258,159	5,853,232	100.0

JNL/Mellon International Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	5,206	1,681	7,712	30	1,399	(574)	—	—

Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 69.8%
U.S. Treasury Note 30.3%
Treasury, United States Department of
1.75%, 07/15/22 - 11/15/29	16,328	16,854
0.13%, 07/31/22 - 02/15/24	54,785	54,674
1.88%, 07/31/22 - 07/31/26	12,475	12,878
1.63%, 08/31/22 - 05/15/31	22,702	23,297
1.50%, 09/15/22 - 02/15/30	23,823	24,411
1.38%, 10/15/22 - 08/31/26	12,528	12,820
2.00%, 10/31/22 - 11/15/26	18,648	19,454
2.13%, 12/31/22 - 05/31/26	15,472	16,205
2.38%, 01/31/23 - 05/15/29	8,744	9,366
2.63%, 02/28/23 - 02/15/29	6,433	6,886
0.50%, 03/15/23 - 10/31/27	16,235	15,865
2.50%, 03/31/23 - 05/15/24	10,506	11,048
0.25%, 04/15/23 - 10/31/25	34,163	33,730
2.75%, 04/30/23 - 02/15/28	20,042	21,517
1.25%, 07/31/23 - 06/30/28	14,810	14,881
2.88%, 09/30/23 - 08/15/28	17,815	19,330
2.25%, 01/31/24 - 11/15/27	20,480	21,767
0.38%, 04/15/24 - 09/30/27	19,864	19,406
1.13%, 02/28/25 - 02/29/28	6,140	6,179
3.00%, 10/31/25	1,745	1,912
0.75%, 03/31/26 - 01/31/28	6,660	6,553
0.75%, 05/31/26 (a)	2,250	2,237
0.88%, 06/30/26 - 11/15/30	10,015	9,680
0.63%, 03/31/27 - 08/15/30	19,910	18,934
3.13%, 11/15/28	3,380	3,824
1.13%, 02/15/31 (a)	7,620	7,399
		411,107
Mortgage-Backed Securities 27.3%
Federal Home Loan Mortgage Corporation
3.50%, 07/01/21 - 07/01/49	8,631	9,208
4.50%, 09/01/22 - 04/01/50	3,165	3,468
3.00%, 02/01/24 - 07/01/50	14,691	15,461
4.00%, 02/01/24 - 06/01/50	6,665	7,202
5.00%, 03/01/26 - 10/01/49	1,457	1,643
2.50%, 08/01/27 - 02/01/51	11,096	11,520
6.50%, 07/01/28 - 03/01/39	112	133
5.50%, 11/01/28 - 02/01/40	549	633
2.00%, 01/01/29 - 05/01/51	7,880	8,001
6.00%, 02/01/29 - 05/01/40	339	403
Federal National Mortgage Association, Inc.
5.00%, 10/01/21 - 06/01/49	1,954	2,204
2.50%, 12/01/21 - 12/01/50	15,073	15,675
5.50%, 01/01/22 - 02/01/42	1,116	1,286
4.50%, 02/01/22 - 06/01/49	4,723	5,174
4.00%, 03/01/24 - 10/01/49	12,299	13,283
6.00%, 05/01/24 - 09/01/39	672	789
3.50%, 09/01/25 - 06/01/50	18,163	19,325
3.00%, 11/01/26 - 09/01/50	30,504	32,053
2.00%, 09/01/28 - 05/01/51	9,297	9,471
6.50%, 07/01/32 - 12/01/38	213	253
1.50%, 11/01/35 - 03/01/51	4,790	4,789
7.00%, 12/01/35 - 02/01/38	22	27
TBA, 1.50%, 07/15/36 - 07/15/51 (b)	15,350	15,215
TBA, 2.00%, 07/15/36 - 08/15/51 (b)	63,275	64,143
TBA, 2.50%, 07/15/36 - 08/15/51 (b)	27,750	28,697
TBA, 3.00%, 07/15/36 - 07/15/51 (b)	2,125	2,217
TBA, 3.50%, 07/15/36 - 07/15/51 (b)	7,400	7,798
7.50%, 11/01/37	1	2
TBA, 4.00%, 07/15/51 (b)	4,000	4,259
TBA, 4.50%, 07/15/51 (b)	1,800	1,937
Government National Mortgage Association
4.00%, 12/15/24 - 05/20/50	8,158	8,794
4.50%, 04/20/26 - 06/20/49	3,985	4,372
3.50%, 05/15/26 - 07/20/50	16,105	17,138
3.00%, 01/20/27 - 09/20/50	16,363	17,249
2.50%, 08/20/27 - 05/20/50	1,801	1,874
8.50%, 06/15/30 - 12/15/30	1	1
6.00%, 05/15/32 - 12/20/40	127	149
5.00%, 03/15/33 - 06/20/49	1,544	1,720
5.50%, 08/15/33 - 04/20/43	227	260
6.50%, 07/15/38	19	23
2.00%, 12/20/50 - 03/20/51	1,429	1,457
TBA, 2.00%, 07/15/51 - 08/15/51 (b)	13,900	14,160
TBA, 2.50%, 07/15/51 - 08/15/51 (b)	15,025	15,548
TBA, 3.00%, 07/15/51 (b)	2,075	2,165
		371,179
U.S. Treasury Bond 7.4%
Treasury, United States Department of
6.50%, 11/15/26	1,000	1,290
5.25%, 11/15/28	182	233
4.75%, 02/15/37 - 02/15/41	1,737	2,545
3.50%, 02/15/39	690	862
1.13%, 05/15/40 - 08/15/40	7,225	6,227
4.38%, 05/15/40	1,488	2,077
3.88%, 08/15/40	1,243	1,633
1.38%, 11/15/40 - 08/15/50	8,911	7,698
1.88%, 02/15/41 - 02/15/51	2,725	2,637
2.25%, 05/15/41 - 08/15/49	6,140	6,360
3.13%, 11/15/41 - 05/15/48	3,602	4,351
3.00%, 05/15/42 - 02/15/49	16,261	19,295
2.75%, 08/15/42 - 11/15/47	7,184	8,135
2.88%, 05/15/43 - 11/15/46	4,187	4,833
3.63%, 08/15/43 - 02/15/44	4,851	6,254
3.75%, 11/15/43	1,825	2,394
3.38%, 05/15/44 - 11/15/48	3,267	4,124
2.50%, 02/15/45 - 05/15/46	5,175	5,602
2.38%, 11/15/49 - 05/15/51	3,910	4,166
2.00%, 02/15/50	3,109	3,054
1.25%, 05/15/50	4,247	3,467
1.63%, 11/15/50	3,340	2,999
		100,236
Sovereign 1.5%
Canada, Government of
1.63%, 01/22/25 (a)	200	206
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	559
6.55%, 03/14/37	250	343
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	218
4.13%, 11/20/45	200	235
5.10%, 06/18/50	100	131
4.98%, 04/20/55	100	129
Gobierno de la Republica de Chile
3.24%, 02/06/28	400	435
Gobierno Federal de los Estados Unidos Mexicanos
4.00%, 10/02/23 (a)	300	324
3.60%, 01/30/25	230	252
3.75%, 01/11/28	400	437
8.30%, 08/15/31	300	440
4.75%, 04/27/32 - 03/08/44	856	957
4.28%, 08/14/41	500	528
5.55%, 01/21/45	500	604
4.60%, 01/23/46	250	269
5.75%, 10/12/10	100	119
Gouvernement de la Province de Quebec
7.50%, 07/15/23	100	114
7.13%, 02/09/24	250	291
2.88%, 10/16/24	300	321
Government of the Republic of Panama
4.00%, 09/22/24	400	437
6.70%, 01/26/36	400	543
4.50%, 04/16/50	600	681
Israel, Government of
5.50%, 04/26/24	142	162
Japan Bank For International Cooperation
0.50%, 04/15/24	500	499
Koztarsasagi Elnoki Hivatal
5.38%, 03/25/24	250	282
7.63%, 03/29/41	250	409
Manitoba, Province of
3.05%, 05/14/24	350	374

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Ministry of Defence State of Israel
2.75%, 07/03/30	400	427
3.38%, 01/15/50	200	213
4.50%, 04/03/20	300	379
Ontario, Government of
3.40%, 10/17/23 (a)	135	144
3.20%, 05/16/24	300	322
0.63%, 01/21/26	300	293
Presidencia de la República de Colombia
8.13%, 05/21/24	400	473
7.38%, 09/18/37	650	853
5.63%, 02/26/44	200	226
Segretariato Generale Della Presidenza Della Repubblica
6.88%, 09/27/23	750	849
5.38%, 06/15/33	200	251
Tennessee Valley Authority
5.25%, 09/15/39 (c)	200	284
5.38%, 04/01/56 (c)	300	483
The Philippines, Government of
4.20%, 01/21/24	250	273
9.50%, 02/02/30	400	632
1.65%, 06/10/31 (a)	300	289
6.38%, 01/15/32	500	686
3.70%, 03/01/41	600	647
The Province of Alberta, Government of
3.30%, 03/15/28	200	223
The Province of British Columbia, Government of
6.50%, 01/15/26	70	86
The Republic of Indonesia, The Government of
2.95%, 01/11/23	400	415
2.85%, 02/14/30	600	622
5.35%, 02/11/49	200	260
The Republic of Korea, Government of
5.63%, 11/03/25	250	299
Urzad Rady Ministrow
3.00%, 03/17/23	500	522
		20,450
U.S. Government Agency Obligations 1.5%
Council of Federal Home Loan Banks
1.38%, 02/17/23 (c)	1,500	1,528
0.50%, 04/14/25 (c)	400	397
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
1.65%, 07/23/35 (c)	225	216
Federal Farm Credit Banks Funding Corporation
0.13%, 03/23/23 (c)	300	299
Federal Home Loan Mortgage Corporation
0.13%, 07/25/22 (c)	500	500
0.38%, 04/20/23 - 05/05/23 (c)	1,250	1,253
2.75%, 06/19/23 (c)	500	525
0.25%, 08/24/23 - 12/04/23 (c)	2,700	2,697
0.80%, 10/27/26 (c)	200	197
6.75%, 09/15/29 (a) (c)	60	86
6.75%, 03/15/31 (c)	120	176
6.25%, 07/15/32 (a) (c)	205	301
Federal National Mortgage Association, Inc.
2.38%, 01/19/23 (c)	500	517
0.25%, 05/22/23 - 07/10/23 (c)	1,000	1,000
2.88%, 09/12/23 (c)	400	423
2.63%, 09/06/24 (a) (c)	900	960
1.63%, 10/15/24 (c)	500	518
0.63%, 04/22/25 (c)	1,000	998
0.50%, 06/17/25 (c)	1,000	992
0.88%, 12/18/26 (c)	225	222
7.25%, 05/15/30 (c)	540	799
6.63%, 11/15/30 (c)	631	912
FHLBanks Office of Finance
2.50%, 02/13/24 (c)	1,000	1,056
2.88%, 09/13/24 (c)	1,200	1,289
3.25%, 11/16/28 (c)	750	851
5.50%, 07/15/36 (c)	700	1,030
		19,742
Commercial Mortgage-Backed Securities 1.0%
Fannie Mae Multifamily REMIC Trust
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	500	552
Federal Home Loan Mortgage Corporation
Series A1-K032, REMIC, 3.02%, 02/25/23	3	3
Series A2-K032, REMIC, 3.31%, 05/25/23 (d)	550	578
Series A2-K033, REMIC, 3.06%, 07/25/23 (d)	500	523
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,074
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,083
Series A2-K047, REMIC, 3.33%, 05/25/25	500	545
Series A2-K062, REMIC, 3.41%, 12/25/26	500	558
Series A2-K082, REMIC, 3.92%, 09/25/28 (d)	1,000	1,169
Series A2-K087, REMIC, 3.77%, 12/25/28	500	581
Series A2-K092, REMIC, 3.30%, 04/25/29	400	453
Series A1-K099, REMIC, 2.26%, 06/25/29	387	405
Series A1-K106, REMIC, 1.78%, 10/25/29	494	508
Series A2-K103, REMIC, 2.65%, 11/25/29	600	653
Series A2-K117, REMIC, 1.41%, 08/25/30	500	495
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	736
Federal National Mortgage Association, Inc.
Series 2013-APT-M14, REMIC, 2.63%, 04/25/23 (d)	77	80
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (d)	1,345	1,445
Series 2018-A2-M1, REMIC, 3.08%, 12/25/27 (d)	500	550
Series 2018-A2-M14, REMIC, 3.70%, 08/25/28 (d)	500	575
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	300	337
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	500	536
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	300	306
Series 2020-A2-M14, REMIC, 1.78%, 05/25/30	330	336
		14,081
Municipal 0.8%
Atlanta, City of
2.26%, 11/01/35	400	407
California, State of
3.50%, 04/01/28	80	90
7.55%, 04/01/39	300	512
7.30%, 10/01/39	150	240
Chicago Transit Authority
6.90%, 12/01/40	200	285
Connecticut, State of
5.85%, 03/15/32	125	167
Cook, County of
6.23%, 11/15/34	100	136
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	279
Dallas County Hospital District
5.62%, 08/15/44	300	411
Dallas Independent School District
6.45%, 02/15/35	300	313
District of Columbia, Government of
5.59%, 12/01/34	220	285
Illinois, State of
5.10%, 06/01/33	300	353
7.35%, 07/01/35	400	517
Los Angeles Department of Water and Power
5.72%, 07/01/39	245	353
Los Angeles Unified School District
5.76%, 07/01/29	200	251
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	370
Metropolitan Transportation Commission
6.26%, 04/01/49	200	324
Municipal Electric Authority of Georgia
7.06%, 04/01/57	195	288
New Jersey Economic Development Authority
7.43%, 02/15/29	200	259
New Jersey Turnpike Authority
7.10%, 01/01/41	250	400
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	362

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
New York City Transitional Finance Authority
5.77%, 08/01/36	260	334
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	434
Rector and Visitors of the University of Virginia
2.26%, 09/01/50	300	283
San Diego County Water Authority
6.14%, 05/01/49	260	393
State Public School Building Authority
5.00%, 09/15/27	300	358
Texas A&M University
3.66%, 07/01/47	100	110
Texas Department of Transportation
5.18%, 04/01/30	400	494
Texas, State of
5.52%, 04/01/39	200	288
The Ohio State University
4.91%, 06/01/40	200	268
3.80%, 12/01/46	500	595
The Port Authority of New York and New Jersey
6.04%, 12/01/29	200	263
4.46%, 10/01/62	300	394
University of Pittsburgh - of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	316
Wisconsin, State of
5.70%, 05/01/26	385	448
		11,580
Total Government And Agency Obligations (cost $946,302)		948,375
CORPORATE BONDS AND NOTES 28.2%
Financials 8.8%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/23/23	300	311
3.88%, 01/23/28 (a)	300	321
Ally Financial Inc.
3.88%, 05/21/24	300	323
5.80%, 05/01/25	250	291
American Express Company
2.65%, 12/02/22	500	516
3.00%, 10/30/24	400	429
4.05%, 12/03/42	400	478
American Express Credit Corporation
3.30%, 05/03/27	300	332
American International Group, Inc.
2.50%, 06/30/25	350	369
4.20%, 04/01/28	130	149
4.25%, 03/15/29	300	346
3.40%, 06/30/30	350	384
4.75%, 04/01/48	60	76
4.38%, 06/30/50	350	427
Aon Corporation
3.75%, 05/02/29	300	338
2.80%, 05/15/30	350	367
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	198
Ares Capital Corporation
4.25%, 03/01/25	300	324
Arthur J. Gallagher & Co.
3.50%, 05/20/51	45	47
Asian Development Bank
1.88%, 08/10/22 - 01/24/30	500	513
1.75%, 09/13/22	635	647
2.75%, 03/17/23 - 01/19/28	590	638
0.25%, 07/14/23	300	300
1.50%, 10/18/24	400	412
2.13%, 03/19/25	200	211
0.63%, 04/29/25	240	239
1.00%, 04/14/26	300	301
2.38%, 08/10/27	300	321
6.38%, 10/01/28	210	280
Asian Infrastructure Investment Bank
0.50%, 05/28/25	350	347
Athene Holding Ltd
3.95%, 05/25/51 (e)	500	535
AXA
8.60%, 12/15/30	100	152
Banco Santander, S.A.
3.13%, 02/23/23 (f)	400	416
2.75%, 05/28/25 (f)	400	421
3.80%, 02/23/28 (f)	400	442
Bank of America Corporation
2.82%, 07/21/23	800	820
3.00%, 12/20/23	1,300	1,348
4.00%, 04/01/24 - 01/22/25	450	492
3.86%, 07/23/24	140	149
4.20%, 08/26/24	750	822
3.46%, 03/15/25	400	427
2.46%, 10/22/25	400	418
1.32%, 06/19/26	165	165
1.20%, 10/24/26	300	298
3.59%, 07/21/28	750	826
3.97%, 03/05/29	150	169
4.27%, 07/23/29	170	195
3.19%, 07/23/30	300	323
2.88%, 10/22/30	400	421
2.50%, 02/13/31	185	189
2.59%, 04/29/31	250	257
1.90%, 07/23/31	150	146
1.92%, 10/24/31	300	292
2.69%, 04/22/32	255	263
4.24%, 04/24/38	120	143
2.68%, 06/19/41	165	161
3.31%, 04/22/42	195	206
4.44%, 01/20/48	120	149
3.95%, 01/23/49	75	87
4.33%, 03/15/50	300	370
2.83%, 10/24/51	200	195
3.48%, 03/13/52	55	60
Bank of Montreal
0.45%, 12/08/23	500	500
0.95%, 01/22/27	600	590
3.80%, 12/15/32 (f)	300	330
Banque Developpt Conseil Europe 9
1.38%, 02/27/25	300	307
Barclays PLC
3.65%, 03/16/25 (f)	400	432
5.25%, 08/17/45	250	333
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	249
4.20%, 08/15/48	135	167
2.85%, 10/15/50	200	199
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	240
BlackRock, Inc.
2.40%, 04/30/30	200	210
BNP Paribas
4.25%, 10/15/24	250	277
BPCE
4.00%, 04/15/24	200	218
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	300	326
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	274
Brookfield Financial, Inc.
3.90%, 01/25/28	150	168
Canadian Imperial Bank of Commerce
2.25%, 01/28/25 (f)	200	209
0.95%, 10/23/25 (f)	300	298
Capital One Financial Corporation
4.20%, 10/29/25	500	558
Caterpillar Financial Services Corporation
0.65%, 07/07/23	400	402
Chubb INA Holdings Inc.
2.70%, 03/13/23	500	520
4.35%, 11/03/45	150	190
CI Financial Corp.
4.10%, 06/15/51	500	521

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Cincinnati Financial Corporation
6.13%, 11/01/34	100	137
Citigroup Inc.
4.05%, 07/30/22	400	416
1.68%, 05/15/24	500	510
5.50%, 09/13/25	300	350
3.11%, 04/08/26	250	267
3.20%, 10/21/26	780	845
3.89%, 01/10/28	160	178
3.67%, 07/24/28	450	497
4.13%, 07/25/28	250	282
4.08%, 04/23/29	115	130
6.63%, 06/15/32	300	408
5.88%, 01/30/42	489	704
4.75%, 05/18/46	200	255
4.28%, 04/24/48	60	75
4.65%, 07/23/48	140	184
Citizens Financial Group, Inc.
2.64%, 09/30/32	300	300
CME Group Inc.
3.00%, 03/15/25	200	214
Cooperatieve Rabobank U.A.
4.38%, 08/04/25	500	558
5.25%, 08/04/45	250	337
Credit Suisse (USA), Inc.
3.63%, 09/09/24	250	271
Credit Suisse Group Funding (Guernsey) Ltd
4.88%, 05/15/45	250	316
Credit Suisse Holdings (USA), Inc.
2.95%, 04/09/25	250	268
Deutsche Bank Aktiengesellschaft
3.95%, 02/27/23 (f)	500	524
3.55%, 09/18/31 (f)	300	318
Discover Bank
4.25%, 03/13/26	200	225
2.70%, 02/06/30	250	262
Equitable Holdings, Inc.
4.35%, 04/20/28	85	97
5.00%, 04/20/48	100	128
ERP Operating Limited Partnership
2.50%, 02/15/30	200	207
European Bank for Reconstruction and Development
0.25%, 07/10/23	300	300
0.50%, 05/19/25	500	496
European Investment Bank
1.38%, 09/06/22 (a)	1,000	1,014
2.00%, 12/15/22	500	513
2.50%, 03/15/23	400	415
1.38%, 05/15/23	250	255
2.25%, 06/24/24	550	578
1.88%, 02/10/25	600	626
1.63%, 03/14/25	210	217
0.38%, 12/15/25 - 03/26/26	525	514
Fifth Third Bancorp
8.25%, 03/01/38	300	501
FS KKR Capital Corp.
3.40%, 01/15/26	400	414
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	500	546
4.42%, 11/15/35	950	1,143
General Motors Financial Company, Inc.
3.55%, 07/08/22	300	310
4.15%, 06/19/23	500	531
4.00%, 01/15/25	200	218
2.90%, 02/26/25	200	212
HSBC Holdings PLC
4.25%, 03/14/24	150	162
3.80%, 03/11/25 (f)	400	430
3.97%, 05/22/30	300	336
7.63%, 05/17/32	650	912
6.10%, 01/14/42	300	437
ING Groep N.V.
3.55%, 04/09/24 (f)	300	323
Inter-American Development Bank
2.50%, 01/18/23	500	518
2.13%, 01/15/25	500	526
1.75%, 03/14/25	160	166
0.63%, 07/15/25	500	498
1.13%, 01/13/31	300	290
4.38%, 01/24/44	100	137
Intercontinental Exchange, Inc.
4.00%, 10/15/23	300	323
2.10%, 06/15/30	400	397
2.65%, 09/15/40	80	77
4.25%, 09/21/48	75	89
3.00%, 06/15/50 - 09/15/60	485	476
International Bank for Reconstruction and Development
1.88%, 10/07/22	500	511
7.63%, 01/19/23	800	891
0.13%, 04/20/23	300	299
1.63%, 01/15/25	250	259
0.63%, 04/22/25	430	429
0.38%, 07/28/25	300	296
2.50%, 07/29/25 - 11/22/27	1,340	1,447
0.50%, 10/28/25	500	494
1.38%, 04/20/28	300	303
1.25%, 02/10/31	195	190
International Finance Corporation
2.00%, 10/24/22	500	512
1.38%, 10/16/24	400	410
Jefferies Financial Group Inc.
5.50%, 10/18/23	400	429
Jefferies Group LLC
4.15%, 01/23/30	150	168
John Deere Capital Corporation
0.45%, 06/07/24	200	199
2.05%, 01/09/25	300	313
0.70%, 01/15/26	300	297
2.45%, 01/09/30	500	527
1.45%, 01/15/31 (a)	200	193
JPMorgan Chase & Co.
3.20%, 01/25/23	500	522
3.38%, 05/01/23	750	790
3.63%, 05/13/24	250	271
1.51%, 06/01/24	400	408
3.80%, 07/23/24	130	139
3.13%, 01/23/25	305	327
0.56%, 02/16/25	200	199
2.30%, 10/15/25	235	245
2.08%, 04/22/26	250	259
8.00%, 04/29/27	200	270
3.54%, 05/01/28	300	330
2.18%, 06/01/28	500	512
3.51%, 01/23/29	200	220
4.01%, 04/23/29	150	170
4.20%, 07/23/29	640	735
2.74%, 10/15/30	220	230
2.52%, 04/22/31	405	416
2.96%, 05/13/31	350	368
1.76%, 11/19/31	85	81
2.58%, 04/22/32	200	205
3.11%, 04/22/41 - 04/22/51	700	724
5.60%, 07/15/41	800	1,122
2.53%, 11/19/41	90	86
3.16%, 04/22/42	110	115
3.96%, 11/15/48	200	234
3.90%, 01/23/49	105	122
3.33%, 04/22/52	195	209
KeyBank National Association
0.42%, 01/03/24	300	300
KeyCorp
2.25%, 04/06/27	250	259
KfW
2.38%, 12/29/22	300	310
1.63%, 02/15/23	600	614
0.25%, 04/25/23	300	300
2.50%, 11/20/24	800	851

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
2.00%, 05/02/25	680	714
0.38%, 07/18/25	275	271
0.63%, 01/22/26	300	297
0.00%, 06/29/37 (g)	150	110
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	433
Lazard Group LLC
4.38%, 03/11/29	300	341
Lincoln National Corporation
4.00%, 09/01/23	500	537
Lloyds Banking Group PLC
3.90%, 03/12/24 (f)	300	325
3.87%, 07/09/25 (f)	250	271
4.34%, 01/09/48	500	587
LYB International Finance B.V.
5.25%, 07/15/43	300	388
Markel Corporation
4.15%, 09/17/50	300	346
Marsh & Mclennan Companies, Inc.
4.90%, 03/15/49	65	89
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	250	344
MetLife, Inc.
3.60%, 04/10/24	250	270
5.70%, 06/15/35	100	138
6.40%, 12/15/36	100	128
5.88%, 02/06/41	300	433
Mitsubishi UFJ Financial Group Inc
3.76%, 07/26/23	300	321
3.85%, 03/01/26	500	557
4.29%, 07/26/38	300	366
Mizuho Financial Group Inc
3.55%, 03/05/23	300	316
4.02%, 03/05/28	500	571
2.20%, 07/10/31	200	200
Morgan Stanley
3.13%, 01/23/23	150	156
3.75%, 02/25/23	300	316
3.70%, 10/23/24	500	545
4.00%, 07/23/25	750	834
0.86%, 10/21/25	300	300
6.25%, 08/09/26	200	247
4.35%, 09/08/26	300	340
3.63%, 01/20/27	600	666
1.59%, 05/04/27	195	196
2.70%, 01/22/31	185	194
3.22%, 04/22/42	110	116
6.38%, 07/24/42	300	460
4.38%, 01/22/47	200	252
Nasdaq, Inc.
1.65%, 01/15/31 (h)	300	283
2.50%, 12/21/40 (h)	300	279
National Australia Bank Limited
2.50%, 07/12/26	500	532
Nomura Holdings, Inc.
2.65%, 01/16/25	200	210
Nordiska Investeringsbanken, Pohjoismaiden Investointipankki Nib, Nordic Investment Bank
0.38%, 05/19/23	400	400
Northern Trust Corporation
3.95%, 10/30/25	250	282
ORIX Corporation
3.70%, 07/18/27	200	223
Owl Rock Capital Corporation
3.40%, 07/15/26	400	417
PNC Bank, National Association
4.20%, 11/01/25	300	339
Prospect Capital Corporation
3.36%, 11/15/26	500	501
Prudential Financial, Inc.
3.50%, 05/15/24	500	541
5.20%, 03/15/44	250	269
4.60%, 05/15/44	150	192
3.91%, 12/07/47	313	365
4.35%, 02/25/50	300	377
3.70%, 03/13/51	300	343
Royal Bank of Canada
1.60%, 04/17/23 (f)	250	255
S&P Global Inc.
2.50%, 12/01/29	200	210
Santander Holdings USA, Inc.
4.50%, 07/17/25	500	554
Santander UK Group Holdings PLC
1.09%, 03/15/25	500	502
1.67%, 06/14/27 (f)	500	498
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	500	543
Signature Bank
4.00%, 10/15/30	300	318
State Street Corporation
3.10%, 05/15/23	500	525
3.03%, 11/01/34	230	244
Sumitomo Mitsui Banking Corporation
3.40%, 07/11/24	500	539
Sumitomo Mitsui Financial Group, Inc.
3.10%, 01/17/23	100	104
3.45%, 01/11/27	150	165
3.54%, 01/17/28	200	222
3.04%, 07/16/29	300	322
Synchrony Financial
4.25%, 08/15/24	250	273
The Allstate Corporation
3.15%, 06/15/23	400	421
The Bank of Nova Scotia
2.00%, 11/15/22 (f)	580	593
1.63%, 05/01/23 (f)	250	255
The Charles Schwab Corporation
1.65%, 03/11/31	300	291
The Export-Import Bank of Korea
3.25%, 11/10/25	400	437
The Goldman Sachs Group, Inc.
3.63%, 01/22/23	800	840
2.91%, 07/24/23	500	513
3.75%, 05/22/25	1,000	1,094
4.25%, 10/21/25	500	559
3.85%, 01/26/27	110	121
1.54%, 09/10/27	150	149
3.81%, 04/23/29	150	168
2.60%, 02/07/30	500	519
2.62%, 04/22/32	205	210
6.75%, 10/01/37	350	510
4.41%, 04/23/39	90	110
6.25%, 02/01/41	250	370
3.21%, 04/22/42	125	131
4.75%, 10/21/45	230	301
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	75	107
The Korea Development Bank
3.38%, 09/16/25	500	548
The PNC Financial Services Group, Inc.
2.20%, 11/01/24	500	524
3.15%, 05/19/27	400	438
3.45%, 04/23/29	200	224
2.55%, 01/22/30	400	421
The Progressive Corporation
4.35%, 04/25/44	200	250
4.13%, 04/15/47	50	61
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	300	321
4.27%, 03/22/25 (f)	400	433
The Toronto-Dominion Bank
1.90%, 12/01/22 (f)	300	307
0.45%, 09/11/23 (f)	400	400
0.75%, 09/11/25 (f)	400	396
The Travelers Companies, Inc.
6.38%, 03/15/33	200	283
4.00%, 05/30/47	100	121

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Toyota Motor Credit Corporation
0.80%, 10/16/25 - 01/09/26	600	594
1.65%, 01/10/31	100	98
Truist Bank
3.63%, 09/16/25	500	550
Truist Financial Corporation
2.50%, 08/01/24	325	343
U.S. Bancorp
2.95%, 07/15/22	400	410
3.15%, 04/27/27	500	547
1.38%, 07/22/30	100	96
U.S. Bank National Association
2.80%, 01/27/25	500	535
Unum Group
4.50%, 12/15/49	300	319
Wells Fargo & Company
3.00%, 02/19/25 - 10/23/26	1,740	1,871
2.16%, 02/11/26	160	166
4.10%, 06/03/26	200	225
3.58%, 05/22/28	250	275
4.15%, 01/24/29	130	150
2.57%, 02/11/31	360	373
3.07%, 04/30/41	600	615
5.61%, 01/15/44	350	478
4.90%, 11/17/45	250	320
4.75%, 12/07/46	200	253
Westpac Banking Corporation
2.75%, 01/11/23	200	207
2.85%, 05/13/26	90	97
2.70%, 08/19/26	250	268
3.40%, 01/25/28 (a)	200	224
4.11%, 07/24/34 (f)	500	548
4.42%, 07/24/39 (f)	50	59
Willis North America Inc.
3.88%, 09/15/49	300	340
		119,572
Health Care 3.0%
Abbott Laboratories
2.95%, 03/15/25	250	269
1.40%, 06/30/30	300	290
6.00%, 04/01/39	100	147
4.75%, 04/15/43	200	266
AbbVie Inc.
3.25%, 10/01/22	500	515
2.90%, 11/06/22	400	413
2.60%, 11/21/24	400	422
3.80%, 03/15/25	400	437
3.60%, 05/14/25	140	153
3.20%, 05/14/26 - 11/21/29	550	597
4.25%, 11/14/28	100	116
4.50%, 05/14/35	180	217
4.30%, 05/14/36	115	137
4.05%, 11/21/39	400	465
4.63%, 10/01/42	500	618
4.45%, 05/14/46	140	169
4.88%, 11/14/48	100	130
Aetna Inc.
3.50%, 11/15/24	200	216
6.63%, 06/15/36	150	218
4.13%, 11/15/42	200	229
Amgen Inc.
2.60%, 08/19/26	180	191
2.45%, 02/21/30	80	83
2.30%, 02/25/31	350	355
3.15%, 02/21/40	265	275
3.38%, 02/21/50	265	280
4.66%, 06/15/51	408	527
Anthem, Inc.
3.30%, 01/15/23	300	313
3.50%, 08/15/24	500	539
2.25%, 05/15/30	350	353
4.38%, 12/01/47	80	98
3.60%, 03/15/51	70	77
AstraZeneca PLC
3.38%, 11/16/25	115	126
1.38%, 08/06/30	80	76
6.45%, 09/15/37	250	373
4.38%, 11/16/45 - 08/17/48	130	163
Baxalta Incorporated
4.00%, 06/23/25	250	276
5.25%, 06/23/45	60	80
Becton, Dickinson and Company
3.73%, 12/15/24	193	210
3.70%, 06/06/27	300	333
Biogen Inc.
4.05%, 09/15/25	440	490
Boston Scientific Corporation
3.85%, 05/15/25	102	113
1.90%, 06/01/25	400	413
Bristol-Myers Squibb Company
2.00%, 08/01/22	300	306
3.25%, 02/20/23 - 08/01/42	658	712
2.90%, 07/26/24	270	288
3.88%, 08/15/25	220	245
3.90%, 02/20/28	200	229
3.40%, 07/26/29	240	269
1.45%, 11/13/30	90	87
4.13%, 06/15/39	100	121
4.35%, 11/15/47	70	89
4.55%, 02/20/48	90	118
4.25%, 10/26/49	190	240
2.55%, 11/13/50	85	82
Cardinal Health, Inc.
2.62%, 06/15/22	136	139
3.75%, 09/15/25	100	110
3.41%, 06/15/27	200	219
Cigna Holding Company
3.75%, 07/15/23	61	65
3.50%, 06/15/24	300	322
4.38%, 10/15/28	210	244
4.80%, 08/15/38 - 07/15/46	820	1,027
3.88%, 10/15/47	60	67
4.90%, 12/15/48	160	207
Cottage Health
3.30%, 11/01/49	300	324
CVS Health Corporation
3.70%, 03/09/23	127	134
4.10%, 03/25/25	400	443
2.88%, 06/01/26	200	215
4.30%, 03/25/28	620	712
3.25%, 08/15/29	600	652
1.75%, 08/21/30	95	91
2.70%, 08/21/40	70	68
5.13%, 07/20/45	500	651
5.05%, 03/25/48	470	611
Eli Lilly and Company
3.38%, 03/15/29	500	561
2.25%, 05/15/50	500	453
2.50%, 09/15/60	300	275
Gilead Sciences, Inc.
3.65%, 03/01/26	750	827
2.95%, 03/01/27	550	593
1.20%, 10/01/27	210	205
1.65%, 10/01/30	400	387
2.60%, 10/01/40	100	96
4.15%, 03/01/47	150	177
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	521
3.38%, 05/15/23	135	143
3.88%, 05/15/28	120	138
HCA Inc.
5.00%, 03/15/24	350	387
4.13%, 06/15/29	100	113
5.13%, 06/15/39	50	62
5.50%, 06/15/47	300	391
5.25%, 06/15/49	100	128
Humana Inc.
4.95%, 10/01/44	200	259

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Johnson & Johnson
2.45%, 03/01/26 - 09/01/60	850	846
3.63%, 03/03/37	100	117
5.95%, 08/15/37	250	367
4.50%, 12/05/43	100	131
3.50%, 01/15/48	50	58
McKesson Corporation
2.85%, 03/15/23	500	516
4.88%, 03/15/44	60	75
MedStar Health, Inc.
3.63%, 08/15/49	200	222
Medtronic, Inc.
3.50%, 03/15/25	147	161
4.38%, 03/15/35	200	248
4.63%, 03/15/45	284	372
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	188
4.20%, 07/01/55	250	320
Merck & Co., Inc.
2.40%, 09/15/22	400	408
3.90%, 03/07/39	50	59
2.35%, 06/24/40	55	53
3.60%, 09/15/42	200	230
3.70%, 02/10/45	250	289
4.00%, 03/07/49	80	98
2.45%, 06/24/50	70	66
Mylan Inc
4.20%, 11/29/23	400	429
Mylan N.V.
5.25%, 06/15/46	85	103
Northwell Health, Inc.
3.98%, 11/01/46	500	567
Novartis Capital Corporation
2.00%, 02/14/27	400	416
2.20%, 08/14/30	95	98
4.40%, 05/06/44	200	256
2.75%, 08/14/50	65	66
Pfizer Inc.
0.80%, 05/28/25	300	301
2.75%, 06/03/26	475	514
6.60%, 12/01/28 (i)	50	67
2.55%, 05/28/40	300	301
4.40%, 05/15/44	650	838
4.20%, 09/15/48	50	63
4.00%, 03/15/49	65	80
Providence St. Joseph Health
3.74%, 10/01/47	350	403
Quest Diagnostics Incorporated
3.50%, 03/30/25	300	326
Stryker Corporation
3.50%, 03/15/26	250	275
4.10%, 04/01/43	200	235
The New York and Presbyterian Hospital
4.06%, 08/01/56	300	371
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	270
5.30%, 02/01/44	200	277
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	309
UnitedHealth Group Incorporated
3.75%, 07/15/25 - 10/15/47	200	224
3.88%, 12/15/28	200	231
2.30%, 05/15/31	80	82
5.80%, 03/15/36	150	212
3.50%, 08/15/39	500	559
3.05%, 05/15/41	80	84
4.75%, 07/15/45	110	144
4.20%, 01/15/47	150	183
4.25%, 06/15/48	80	99
4.45%, 12/15/48	60	77
3.25%, 05/15/51	105	112
Upjohn Inc.
2.70%, 06/22/30 (j)	90	91
3.85%, 06/22/40 (j)	80	85
4.00%, 06/22/50 (j)	110	117
Wyeth LLC
5.95%, 04/01/37	250	359
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25	200	217
Zoetis Inc.
2.00%, 05/15/30	200	199
		41,035
Information Technology 2.4%
Adobe Inc.
2.30%, 02/01/30	200	208
Apple Inc.
1.70%, 09/11/22	300	305
2.40%, 05/03/23	650	674
0.75%, 05/11/23	300	303
3.45%, 05/06/24	400	433
1.80%, 09/11/24	135	140
1.13%, 05/11/25	250	253
0.70%, 02/08/26	255	252
2.45%, 08/04/26	320	340
3.35%, 02/09/27	400	444
3.20%, 05/11/27	150	166
3.00%, 11/13/27	620	679
2.20%, 09/11/29	300	312
1.65%, 05/11/30 - 02/08/31	445	439
2.38%, 02/08/41	90	88
4.65%, 02/23/46	300	398
4.25%, 02/09/47	60	76
3.75%, 09/12/47 - 11/13/47	160	188
2.95%, 09/11/49	300	311
2.65%, 05/11/50	250	245
2.55%, 08/20/60	155	145
2.80%, 02/08/61	240	236
Applied Materials, Inc.
3.90%, 10/01/25	350	391
Autodesk, Inc.
4.38%, 06/15/25	500	558
Broadcom Corporation
3.13%, 01/15/25	300	320
3.50%, 01/15/28	300	329
Broadcom Inc.
4.70%, 04/15/25	250	281
3.15%, 11/15/25	100	107
4.75%, 04/15/29	200	233
5.00%, 04/15/30	250	295
4.15%, 11/15/30	100	112
3.47%, 04/15/34 (j)	255	269
3.50%, 02/15/41 (j)	300	308
3.75%, 02/15/51 (j)	300	313
Cisco Systems, Inc.
3.63%, 03/04/24	300	325
3.50%, 06/15/25	100	110
2.50%, 09/20/26	400	429
Citrix Systems, Inc.
1.25%, 03/01/26	400	395
Corning Incorporated
5.75%, 08/15/40	95	129
3.90%, 11/15/49	300	341
4.38%, 11/15/57	40	48
Dell International L.L.C.
5.85%, 07/15/25 (h)	250	293
6.20%, 07/15/30 (h)	250	321
Diamond Finance International Limited
6.02%, 06/15/26	425	510
8.10%, 07/15/36	145	221
8.35%, 07/15/46	120	196
DXC Technology Company
4.75%, 04/15/27	30	34
Fiserv, Inc.
2.75%, 07/01/24	190	200
3.50%, 07/01/29	190	209
4.40%, 07/01/49	100	120
Hewlett Packard Enterprise Company
4.45%, 10/02/23	250	271
4.65%, 10/01/24	250	278

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
4.90%, 10/15/25 (i)	180	205
6.35%, 10/15/45 (i)	90	121
HP Inc.
4.05%, 09/15/22	300	312
Intel Corporation
2.70%, 12/15/22	200	207
2.88%, 05/11/24	100	106
3.70%, 07/29/25	500	553
3.15%, 05/11/27	150	165
2.45%, 11/15/29	250	263
4.25%, 12/15/42	200	243
4.10%, 05/11/47	150	181
3.73%, 12/08/47	120	137
3.25%, 11/15/49	80	85
International Business Machines Corporation
3.00%, 05/15/24	300	320
7.00%, 10/30/25	200	250
3.45%, 02/19/26	135	149
3.50%, 05/15/29	210	235
5.88%, 11/29/32	100	137
4.15%, 05/15/39	500	594
4.00%, 06/20/42	200	235
4.25%, 05/15/49	150	186
Jabil Inc.
4.70%, 09/15/22	300	315
Keysight Technologies, Inc.
4.55%, 10/30/24	300	333
KLA Corporation
3.30%, 03/01/50	300	319
MasterCard Incorporated
3.85%, 03/26/50	300	363
Micron Technology, Inc.
2.50%, 04/24/23	250	258
Microsoft Corporation
3.13%, 11/03/25	680	741
3.30%, 02/06/27	450	501
2.53%, 06/01/50	377	371
2.92%, 03/17/52	210	223
3.95%, 08/08/56	524	665
2.68%, 06/01/60	179	177
3.04%, 03/17/62	220	236
Motorola Solutions, Inc.
4.60%, 05/23/29	300	350
NVIDIA Corporation
1.55%, 06/15/28	300	299
3.50%, 04/01/40	300	340
NXP B.V.
5.55%, 12/01/28 (j)	100	123
Oracle Corporation
2.63%, 02/15/23	200	207
3.63%, 07/15/23	400	425
2.65%, 07/15/26	500	528
3.25%, 11/15/27	210	229
2.88%, 03/25/31	230	239
3.90%, 05/15/35	350	392
3.80%, 11/15/37	200	220
3.60%, 04/01/40	400	422
4.50%, 07/08/44	200	234
4.13%, 05/15/45	200	223
4.38%, 05/15/55	310	358
4.10%, 03/25/61	235	261
Paypal Holdings, Inc.
2.20%, 09/26/22	250	256
1.65%, 06/01/25	600	616
2.85%, 10/01/29	100	108
3.25%, 06/01/50	200	218
Qualcomm Incorporated
3.45%, 05/20/25	150	165
3.25%, 05/20/27	300	331
4.65%, 05/20/35	60	76
4.80%, 05/20/45	90	120
Texas Instruments Incorporated
4.15%, 05/15/48	75	95
Visa Inc.
3.15%, 12/14/25	305	333
1.10%, 02/15/31 (a)	300	283
2.70%, 04/15/40	400	414
3.65%, 09/15/47	45	53
2.00%, 08/15/50 (a)	280	247
VMware, Inc.
4.50%, 05/15/25 (h)	250	279
4.70%, 05/15/30 (h)	250	297
		32,508
Communication Services 2.4%
Alphabet Inc.
0.45%, 08/15/25	250	247
2.00%, 08/15/26	300	314
1.10%, 08/15/30	280	266
1.90%, 08/15/40	75	68
2.25%, 08/15/60	225	199
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	143
4.38%, 07/16/42	200	240
AT&T Inc.
2.30%, 06/01/27	1,000	1,035
4.35%, 03/01/29 - 06/15/45	655	754
2.55%, 12/01/33 (j)	751	744
4.50%, 05/15/35 - 03/09/48	1,606	1,886
4.85%, 07/15/45	90	110
4.75%, 05/15/46	200	244
3.65%, 06/01/51	500	521
3.65%, 09/15/59 (j)	206	208
3.50%, 02/01/61	400	392
British Telecommunications Public Limited Company
9.63%, 12/15/30 (h) (i)	250	387
Charter Communications Operating, LLC
4.91%, 07/23/25	1,140	1,292
5.38%, 04/01/38	400	494
6.48%, 10/23/45	210	289
5.75%, 04/01/48	100	127
4.80%, 03/01/50	200	230
4.40%, 12/01/61	75	80
Comcast Corporation
3.70%, 04/15/24	285	309
3.38%, 08/15/25	290	316
4.15%, 10/15/28	650	753
6.50%, 11/15/35	100	145
6.95%, 08/15/37	250	382
3.90%, 03/01/38	70	80
4.75%, 03/01/44	300	386
4.00%, 08/15/47 - 03/01/48	410	479
4.70%, 10/15/48	365	473
2.45%, 08/15/52 (a)	750	677
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (h) (i)	300	449
Discovery Communications, LLC
3.95%, 03/20/28	105	117
5.20%, 09/20/47	75	93
Electronic Arts Inc.
2.95%, 02/15/51	300	295
Fox Corporation
5.48%, 01/25/39	65	84
5.58%, 01/25/49	80	108
Grupo Televisa S.A.B.
6.63%, 03/18/25	100	119
5.00%, 05/13/45	300	360
NBCUniversal Media, LLC
6.40%, 04/30/40	250	375
Omnicom Group Inc.
2.60%, 08/01/31	375	381
Orange SA
5.38%, 01/13/42	100	136
5.50%, 02/06/44	300	417
RELX Capital Inc.
4.00%, 03/18/29	300	341
Rogers Communications Inc.
3.63%, 12/15/25	300	331
3.70%, 11/15/49	500	534

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	300	438
6.75%, 06/15/39	300	419
Telefonica Emisiones, S.A.U.
5.52%, 03/01/49	300	390
Telefonica Europe B.V.
8.25%, 09/15/30	500	732
The Walt Disney Company
3.00%, 09/15/22	350	361
1.75%, 08/30/24	150	155
2.00%, 09/01/29	625	632
6.20%, 12/15/34	50	70
2.75%, 09/01/49	225	223
3.80%, 05/13/60	650	768
T-Mobile USA, Inc.
3.50%, 04/15/25	340	368
2.05%, 02/15/28	900	912
3.88%, 04/15/30	435	486
2.55%, 02/15/31	400	405
4.38%, 04/15/40	110	129
4.50%, 04/15/50	160	190
TWDC Enterprise 18 Corp.
7.00%, 03/01/32	50	72
Verizon Communications Inc.
3.38%, 02/15/25	223	242
1.45%, 03/20/26	325	328
4.13%, 03/16/27	300	341
4.33%, 09/21/28	400	465
4.02%, 12/03/29	982	1,125
1.75%, 01/20/31	130	125
4.50%, 08/10/33	180	215
2.65%, 11/20/40	180	174
3.40%, 03/22/41	215	228
4.86%, 08/21/46	850	1,101
5.01%, 04/15/49	260	345
2.99%, 10/30/56	232	218
3.70%, 03/22/61	405	434
Viacom Inc.
3.88%, 04/01/24	156	167
7.88%, 07/30/30	125	179
4.38%, 03/15/43	300	347
ViacomCBS Inc.
4.85%, 07/01/42	150	182
Vodafone Group Public Limited Company
4.38%, 05/30/28	220	256
7.88%, 02/15/30 (h)	200	286
5.00%, 05/30/38	60	76
5.25%, 05/30/48	175	231
4.25%, 09/17/50	75	88
5.13%, 06/19/59	110	144
		32,457
Energy 2.3%
Baker Hughes Holdings LLC
2.77%, 12/15/22	500	516
3.34%, 12/15/27	400	437
4.49%, 05/01/30	500	591
Boardwalk Pipelines, LP
3.38%, 02/01/23	200	207
BP Capital Markets America Inc.
3.63%, 04/06/30	750	841
2.94%, 06/04/51	85	82
BP Capital Markets P.L.C.
3.81%, 02/10/24	500	541
3.28%, 09/19/27	90	99
Burlington Resources Finance Co
7.20%, 08/15/31	100	144
Canadian Natural Resources Limited
5.85%, 02/01/35	150	192
6.25%, 03/15/38	150	201
Cenovus Energy Inc.
6.75%, 11/15/39	300	408
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	180	207
Chevron Corporation
3.19%, 06/24/23	500	525
2.95%, 05/16/26	110	119
2.24%, 05/11/30	180	186
Chevron U.S.A. Inc.
3.90%, 11/15/24	35	38
2.34%, 08/12/50	40	36
CNOOC Limited
3.00%, 05/09/23	400	415
4.25%, 05/09/43	300	324
CNOOC Petroleum North America ULC
5.88%, 03/10/35	50	62
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	136
Conoco Funding Company
7.25%, 10/15/31	75	110
ConocoPhillips
6.95%, 04/15/29	200	272
4.85%, 08/15/48 (j)	70	92
Devon Energy Corporation
5.85%, 12/15/25	57	67
Ecopetrol S.A.
5.88%, 09/18/23	600	650
4.13%, 01/16/25	250	264
Enable Midstream Partners, LP
3.90%, 05/15/24	200	213
4.95%, 05/15/28	300	344
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	297
Energy Transfer LP
4.75%, 01/15/26	350	394
4.95%, 06/15/28	650	754
3.75%, 05/15/30	250	272
7.50%, 07/01/38	200	282
6.50%, 02/01/42	150	195
6.00%, 06/15/48	50	63
6.25%, 04/15/49	90	118
5.00%, 05/15/50	200	231
Enterprise Products Operating LLC
3.70%, 02/15/26	350	388
2.80%, 01/31/30	250	264
6.88%, 03/01/33	25	36
6.45%, 09/01/40	100	143
4.45%, 02/15/43	150	178
4.95%, 10/15/54	300	376
3.95%, 01/31/60	100	111
4.88%, 08/16/77 (d)	500	492
EOG Resources, Inc.
2.63%, 03/15/23	200	206
3.15%, 04/01/25	200	215
Equinor ASA
3.70%, 03/01/24	200	216
3.95%, 05/15/43	300	351
Exxon Mobil Corporation
1.57%, 04/15/23	250	255
3.04%, 03/01/26	315	342
2.28%, 08/16/26	150	158
2.61%, 10/15/30	360	380
3.00%, 08/16/39	300	308
4.11%, 03/01/46	205	241
3.10%, 08/16/49	200	204
Halliburton Company
3.80%, 11/15/25 (a)	150	166
7.45%, 09/15/39	250	367
5.00%, 11/15/45	120	147
Hess Corporation
7.30%, 08/15/31	23	31
5.60%, 02/15/41	400	498
HollyFrontier Corporation
5.88%, 04/01/26	240	278
Husky Energy Inc.
4.40%, 04/15/29	200	226
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	300	317
5.00%, 03/01/43	300	360

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
5.40%, 09/01/44	250	314
Kinder Morgan, Inc.
5.30%, 12/01/34	350	434
3.60%, 02/15/51	300	307
Magellan Midstream Partners, L.P.
3.25%, 06/01/30	250	269
Marathon Petroleum Corporation
3.80%, 04/01/28	200	223
6.50%, 03/01/41	300	416
MPLX LP
4.88%, 06/01/25	250	282
4.50%, 04/15/38	105	120
5.50%, 02/15/49	80	104
4.90%, 04/15/58	110	132
ONEOK Partners, L.P.
3.38%, 10/01/22	250	257
6.65%, 10/01/36	150	202
ONEOK, Inc.
7.50%, 09/01/23	200	225
4.00%, 07/13/27	200	221
4.55%, 07/15/28	50	57
Phillips 66
4.65%, 11/15/34	250	300
Phillips 66 Partners LP
4.90%, 10/01/46	150	179
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	204
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	300	337
5.00%, 03/15/27	100	116
4.20%, 03/15/28	300	339
4.50%, 05/15/30	250	288
Shell International Finance B.V.
2.00%, 11/07/24	300	312
2.38%, 04/06/25 - 11/07/29	550	575
3.25%, 05/11/25 - 04/06/50	480	516
2.75%, 04/06/30	250	267
4.13%, 05/11/35	200	237
6.38%, 12/15/38	200	296
4.00%, 05/10/46	155	182
3.13%, 11/07/49	200	207
Suncor Energy Inc.
4.00%, 11/15/47	340	377
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	300	310
5.40%, 10/01/47	90	106
The Williams Companies, Inc.
3.50%, 11/15/30	250	273
Total Capital Canada Ltd.
2.75%, 07/15/23	300	314
Total Capital International
2.70%, 01/25/23	500	518
3.46%, 07/12/49	50	54
TransCanada PipeLines Limited
4.88%, 01/15/26 - 05/15/48	410	478
4.10%, 04/15/30	250	287
6.20%, 10/15/37	100	137
5.00%, 10/16/43	150	187
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	270
Valero Energy Corporation
3.65%, 03/15/25	250	272
Valero Energy Partners LP
4.38%, 12/15/26	200	227
Williams Partners L.P.
4.00%, 09/15/25	350	387
3.75%, 06/15/27	300	333
6.30%, 04/15/40	200	275
		30,902
Utilities 2.2%
AEP Texas Inc.
2.40%, 10/01/22	353	361
3.45%, 01/15/50	10	10
Alabama Power Company
6.00%, 03/01/39	250	356
4.30%, 01/02/46	250	305
3.70%, 12/01/47	200	226
3.13%, 07/15/51	400	410
Ameren Illinois Company
3.25%, 03/01/25	250	269
3.70%, 12/01/47	300	342
American Water Capital Corp.
3.75%, 09/01/47	100	113
Appalachian Power Company
3.70%, 05/01/50	400	441
Arizona Public Service Company
4.50%, 04/01/42	100	122
Atmos Energy Corporation
1.50%, 01/15/31	300	284
4.13%, 10/15/44	300	352
Baltimore Gas and Electric Company
2.25%, 06/15/31	300	303
3.50%, 08/15/46	160	176
Berkshire Hathaway Energy Company
2.80%, 01/15/23	200	207
3.25%, 04/15/28	200	220
6.13%, 04/01/36	400	563
3.80%, 07/15/48	100	114
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	211
CMS Energy Corporation
4.75%, 06/01/50	300	334
Consolidated Edison Company of New York, Inc.
5.50%, 12/01/39	300	399
5.70%, 06/15/40	100	136
3.88%, 06/15/47	300	336
Dominion Energy South Carolina, Inc.
5.10%, 06/01/65	200	290
Dominion Energy, Inc.
2.85%, 08/15/26	350	373
3.38%, 04/01/30	250	272
DTE Electric Company
3.38%, 03/01/25	200	216
2.63%, 03/01/31	250	264
2.95%, 03/01/50	400	410
DTE Energy Company
0.55%, 11/01/22	300	301
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	800	821
5.30%, 02/15/40	300	407
3.70%, 12/01/47	200	225
3.20%, 08/15/49	500	526
Duke Energy Florida, LLC
3.40%, 10/01/46	60	65
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	343
Duke Energy Progress, LLC
4.20%, 08/15/45	250	302
Edison International
3.13%, 11/15/22	300	309
Equinor ASA
3.13%, 04/06/30	300	327
Eversource Energy
3.80%, 12/01/23	100	107
2.90%, 10/01/24	300	318
3.30%, 01/15/28	200	219
Exelon Corporation
3.95%, 06/15/25	150	165
4.95%, 06/15/35	250	307
Florida Power & Light Company
3.70%, 12/01/47	40	47
4.13%, 06/01/48	600	748
Iberdrola International B.V.
6.75%, 07/15/36	150	228
Kentucky Utilities Company
5.13%, 11/01/40	300	393
MidAmerican Energy Company
3.50%, 10/15/24	200	216

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
6.75%, 12/30/31	50	71
3.15%, 04/15/50	125	134
National Fuel Gas Company
3.95%, 09/15/27 (h)	301	325
National Rural Utilities Cooperative Finance Corporation
2.95%, 02/07/24	400	422
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	400	404
NiSource Finance Corp.
3.49%, 05/15/27	200	220
5.95%, 06/15/41	191	269
4.38%, 05/15/47	200	240
NiSource Inc.
0.95%, 08/15/25	600	595
1.70%, 02/15/31	500	473
Northern States Power Company
2.15%, 08/15/22	200	202
4.13%, 05/15/44	500	609
NorthWestern Corporation
4.18%, 11/15/44	150	176
NSTAR Electric Company
3.20%, 05/15/27	200	219
Ohio Power Company
2.60%, 04/01/30	200	209
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	189
5.25%, 09/30/40	200	272
3.80%, 09/30/47	200	234
Pacific Gas And Electric Company
3.15%, 01/01/26	345	356
2.10%, 08/01/27	435	423
4.55%, 07/01/30	235	251
4.50%, 07/01/40	240	240
4.95%, 07/01/50	275	283
3.50%, 08/01/50	105	93
PacifiCorp
2.95%, 06/01/23	300	312
6.25%, 10/15/37	200	286
PECO Energy Company
4.15%, 10/01/44	250	304
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	289
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	240
3.00%, 10/01/49	250	260
Progress Energy, Inc.
7.75%, 03/01/31	300	428
PSEG Power LLC
8.63%, 04/15/31	75	116
Public Service Electric and Gas Company
3.00%, 05/15/27	200	216
5.50%, 03/01/40	200	278
2.05%, 08/01/50	300	260
Public Service Enterprise Group Incorporated
1.60%, 08/15/30	200	190
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	278
3.25%, 09/15/49	170	181
San Diego Gas & Electric Company
2.50%, 05/15/26	250	265
1.70%, 10/01/30	200	193
Sempra Energy
4.00%, 02/01/48	50	56
Southern California Edison Company
6.00%, 01/15/34	75	98
5.63%, 02/01/36	195	248
5.95%, 02/01/38	100	130
4.05%, 03/15/42	200	214
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	236
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	318
The Southern Company
3.70%, 04/30/30 (f)	250	276
4.40%, 07/01/46	400	470
Union Electric Company
3.65%, 04/15/45	350	396
Virginia Electric and Power Company
6.00%, 05/15/37	200	277
4.45%, 02/15/44	100	124
4.00%, 11/15/46	300	353
Washington Gas Light Company
3.80%, 09/15/46	200	228
WEC Energy Group Inc.
3.55%, 06/15/25	51	56
Xcel Energy Inc.
0.50%, 10/15/23	400	400
2.60%, 12/01/29	300	312
		29,986
Industrials 2.0%
3M Company
2.00%, 02/14/25	345	359
2.38%, 08/26/29	690	723
Air Lease Corporation
0.70%, 02/15/24	400	398
3.25%, 03/01/25	300	319
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	325
Burlington Northern Santa Fe, LLC
3.05%, 09/01/22	800	820
6.15%, 05/01/37	100	145
5.75%, 05/01/40	400	569
Canadian National Railway Company
3.65%, 02/03/48	300	335
Canadian Pacific Railway Limited
6.13%, 09/15/15	90	139
Carrier Global Corporation
2.72%, 02/15/30	125	130
3.58%, 04/05/50	505	537
Caterpillar Financial Services Corporation
2.15%, 11/08/24	300	314
Caterpillar Inc.
3.40%, 05/15/24	500	537
2.60%, 04/09/30	250	267
3.25%, 04/09/50 (a)	250	277
CSX Corporation
3.80%, 03/01/28	300	339
5.50%, 04/15/41	205	279
4.30%, 03/01/48	50	61
3.95%, 05/01/50	300	353
Cummins Inc.
1.50%, 09/01/30	300	290
2.60%, 09/01/50	200	191
Deere & Company
3.90%, 06/09/42	200	245
Dover Corporation
5.38%, 03/01/41	150	194
Eaton Corporation
4.15%, 11/02/42	100	119
Emerson Electric Co.
2.63%, 02/15/23	360	372
Equifax Inc.
3.10%, 05/15/30	250	269
FedEx Corporation
3.25%, 04/01/26	300	328
4.25%, 05/15/30	300	350
3.88%, 08/01/42	200	223
4.55%, 04/01/46	300	365
5.25%, 05/15/50	100	136
General Electric Capital Corporation
3.45%, 05/15/24	350	374
6.88%, 01/10/39	300	450
General Electric Company
3.45%, 05/01/27	250	275
3.63%, 05/01/30	355	396
4.35%, 05/01/50	370	448
Honeywell International Inc.
3.81%, 11/21/47	300	358

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26	200	219
3.80%, 03/21/29	200	226
4.50%, 03/21/49	200	250
John Deere Capital Corporation
3.45%, 06/07/23 - 03/07/29	215	236
Kansas City Southern
3.50%, 05/01/50	300	317
Kennametal Inc.
4.63%, 06/15/28	100	114
L3Harris Technologies, Inc.
3.83%, 04/27/25	250	274
2.90%, 12/15/29	300	318
5.05%, 04/27/45	250	330
Lockheed Martin Corporation
3.55%, 01/15/26	200	221
4.50%, 05/15/36	105	131
4.07%, 12/15/42	243	295
4.09%, 09/15/52	107	134
Massachusetts Institute of Technology
4.68%, 07/01/14	250	364
Norfolk Southern Corporation
2.90%, 02/15/23	79	82
3.85%, 01/15/24	200	215
2.30%, 05/15/31	300	304
4.84%, 10/01/41	224	287
Northrop Grumman Corporation
3.25%, 01/15/28	150	164
4.75%, 06/01/43	155	200
3.85%, 04/15/45	250	288
Otis Worldwide Corporation
3.11%, 02/15/40	300	311
Parker-Hannifin Corporation
4.00%, 06/14/49	40	48
Precision Castparts Corp.
2.50%, 01/15/23	300	308
Raytheon BBN Technologies Corp.
4.80%, 12/15/43	25	32
Roper Technologies, Inc.
1.40%, 09/15/27	300	295
Snap-on Incorporated
3.25%, 03/01/27	500	543
Southwest Airlines Co.
5.25%, 05/04/25	300	343
5.13%, 06/15/27	200	236
2.63%, 02/10/30	600	614
The Boeing Company
4.88%, 05/01/25 (h)	315	353
2.70%, 02/01/27	125	129
5.04%, 05/01/27 (h)	100	116
2.95%, 02/01/30	125	128
5.15%, 05/01/30 (h)	285	337
5.88%, 02/15/40	25	32
5.71%, 05/01/40 (h)	800	1,031
3.90%, 05/01/49	40	42
3.95%, 08/01/59	125	131
5.93%, 05/01/60 (h)	440	608
Union Pacific Corporation
3.95%, 09/10/28	300	345
3.84%, 03/20/60	445	505
3.80%, 04/06/71 (j)	50	56
United Parcel Service, Inc.
6.20%, 01/15/38	350	518
3.75%, 11/15/47	70	83
United Technologies Corporation
3.13%, 05/04/27	400	435
6.70%, 08/01/28	50	66
4.13%, 11/16/28	595	685
4.50%, 06/01/42	300	373
4.05%, 05/04/47	200	235
4.63%, 11/16/48	90	116
W. W. Grainger, Inc.
4.60%, 06/15/45	200	257
Waste Management, Inc.
2.90%, 09/15/22	200	205
4.15%, 07/15/49	50	62
		27,156
Consumer Staples 1.7%
Altria Group, Inc.
2.85%, 08/09/22	500	514
4.80%, 02/14/29	180	209
5.80%, 02/14/39	110	136
4.50%, 05/02/43	200	216
5.95%, 02/14/49	400	511
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	482	591
4.90%, 02/01/46	300	379
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	280	334
3.50%, 06/01/30	110	122
5.45%, 01/23/39	500	661
4.44%, 10/06/48	662	793
5.80%, 01/23/59	295	427
4.60%, 06/01/60	155	191
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	319
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	500	501
BAT Capital Corp.
3.22%, 09/06/26	250	265
2.73%, 03/25/31 (a)	300	296
4.39%, 08/15/37	150	162
4.54%, 08/15/47	150	158
3.98%, 09/25/50	200	195
Campbell Soup Company
4.15%, 03/15/28	300	342
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	218
3.95%, 08/01/47	200	235
Coca-Cola FEMSA, S.A.B. de C.V.
2.75%, 01/22/30	200	209
Conagra Brands, Inc.
1.38%, 11/01/27	300	293
5.30%, 11/01/38	55	70
5.40%, 11/01/48	55	74
Constellation Brands, Inc.
3.15%, 08/01/29	400	430
Costco Wholesale Corporation
3.00%, 05/18/27	80	88
1.38%, 06/20/27	300	302
Diageo Capital PLC
2.63%, 04/29/23	300	311
Dollar General Corporation
3.25%, 04/15/23	250	261
General Mills, Inc.
3.65%, 02/15/24	303	325
4.20%, 04/17/28	105	121
Grand Metropolitan Investment Corporation
8.00%, 09/15/22	100	109
Keurig Dr Pepper Inc.
4.06%, 05/25/23	101	108
4.60%, 05/25/28	300	352
Massachusetts Institute of Technology
5.60%, 07/01/11	300	512
McCormick & Company, Incorporated
0.90%, 02/15/26	405	398
1.85%, 02/15/31	300	290
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	260
Molson Coors Beverage Company
3.00%, 07/15/26	500	536
PepsiCo, Inc.
3.10%, 07/17/22	500	513
3.00%, 10/15/27	500	549
4.45%, 04/14/46	180	231
3.45%, 10/06/46	90	101
3.88%, 03/19/60	400	493
Philip Morris International Inc.
2.50%, 11/02/22	200	205

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
4.38%, 11/15/41	300	354
Reynolds American Inc.
4.85%, 09/15/23	150	164
5.70%, 08/15/35	100	121
Sysco Corporation
5.95%, 04/01/30 (h)	266	342
The Coca-Cola Company
1.75%, 09/06/24	250	260
1.00%, 03/15/28	300	291
2.13%, 09/06/29	250	258
1.38%, 03/15/31	300	287
2.25%, 01/05/32	350	358
2.88%, 05/05/41	300	312
3.00%, 03/05/51	300	311
2.50%, 03/15/51	400	377
The Estee Lauder Companies Inc.
2.00%, 12/01/24	30	31
3.13%, 12/01/49	225	245
The J. M. Smucker Company
3.50%, 03/15/25	300	327
3.38%, 12/15/27	250	274
The Kroger Co.
4.50%, 01/15/29	300	354
7.50%, 04/01/31	150	215
4.45%, 02/01/47	300	359
Tyson Foods, Inc.
5.15%, 08/15/44	200	257
Unilever Capital Corporation
1.38%, 09/14/30	500	483
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	200	218
4.10%, 04/15/50	400	440
Walmart Inc.
3.40%, 06/26/23	500	529
2.85%, 07/08/24	125	133
2.65%, 12/15/24	300	320
3.70%, 06/26/28	185	210
3.25%, 07/08/29	485	543
3.63%, 12/15/47	300	353
2.95%, 09/24/49	230	243
		23,885
Consumer Discretionary 1.6%
Advance Auto Parts, Inc.
1.75%, 10/01/27	400	396
Alibaba Group Holding Limited
3.40%, 12/06/27	400	437
4.50%, 11/28/34	300	350
Amazon.com, Inc.
2.50%, 11/29/22 - 06/03/50	400	395
3.15%, 08/22/27	740	817
1.65%, 05/12/28	400	403
1.50%, 06/03/30	130	127
3.88%, 08/22/37	170	201
2.88%, 05/12/41	300	310
4.25%, 08/22/57	320	410
2.70%, 06/03/60	55	52
3.25%, 05/12/61	240	254
American Honda Finance Corporation
0.88%, 07/07/23	400	404
3.45%, 07/14/23 (a)	200	212
1.20%, 07/08/25	400	403
AutoNation, Inc.
4.75%, 06/01/30 (h)	350	414
AutoZone, Inc.
3.25%, 04/15/25	350	376
3.75%, 06/01/27	200	224
BorgWarner Inc.
4.38%, 03/15/45	200	232
California Institute of Technology
4.32%, 08/01/45	40	51
Discovery Communications, LLC
3.63%, 05/15/30	400	436
4.00%, 09/15/55	319	337
Dollar Tree, Inc.
4.20%, 05/15/28	90	103
eBay Inc.
1.40%, 05/10/26	300	301
3.65%, 05/10/51	15	16
General Motors Company
5.00%, 04/01/35	200	242
5.15%, 04/01/38	70	85
5.40%, 04/01/48	190	242
General Motors Financial Company, Inc.
1.25%, 01/08/26	200	199
2.40%, 04/10/28	300	304
2.35%, 01/08/31 (a)	400	394
2.70%, 06/10/31	400	403
GLP Financing, LLC
5.38%, 04/15/26	150	173
5.75%, 06/01/28	300	357
Hasbro, Inc.
6.35%, 03/15/40	300	418
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	228
Lowe`s Companies, Inc.
1.30%, 04/15/28	350	341
3.65%, 04/05/29	75	84
1.70%, 10/15/30	400	384
4.55%, 04/05/49	375	470
3.00%, 10/15/50	300	296
Marriott International, Inc.
3.13%, 06/15/26	500	531
McDonald's Corporation
3.70%, 01/30/26	175	194
6.30%, 03/01/38	200	288
4.88%, 12/09/45	165	213
3.63%, 09/01/49	200	222
NIKE, Inc.
2.25%, 05/01/23	200	206
2.85%, 03/27/30	400	434
O'Reilly Automotive, Inc.
1.75%, 03/15/31	300	288
PVH Corp.
4.63%, 07/10/25 (h)	400	446
Sands China Ltd.
4.60%, 08/08/23 (h)	400	425
5.13%, 08/08/25 (h)	400	448
Starbucks Corporation
4.00%, 11/15/28	200	230
2.55%, 11/15/30	500	518
4.50%, 11/15/48	200	250
4.45%, 08/15/49	50	62
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	24
The Home Depot, Inc.
3.00%, 04/01/26	500	545
1.38%, 03/15/31	300	287
5.88%, 12/16/36	600	857
3.13%, 12/15/49	200	213
3.50%, 09/15/56	200	227
Toyota Motor Corporation
3.42%, 07/20/23	200	213
3.67%, 07/20/28	200	227
Toyota Motor Credit Corporation
2.00%, 10/07/24	170	177
1.80%, 02/13/25	400	413
2.15%, 02/13/30	500	513
University of Notre Dame du Lac
3.44%, 02/15/45	250	292
University of Southern California
3.03%, 10/01/39	450	481
5.25%, 10/01/11	20	31
		21,536
Real Estate 0.9%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	200	218
4.50%, 07/30/29	250	293

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
4.85%, 04/15/49	300	387
3.00%, 05/18/51	500	491
American Tower Corporation
2.40%, 03/15/25	200	209
1.60%, 04/15/26	500	505
1.50%, 01/31/28	500	487
3.80%, 08/15/29	90	100
2.70%, 04/15/31	375	388
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	359
Boston Properties Limited Partnership
3.80%, 02/01/24	250	267
3.20%, 01/15/25	200	214
2.90%, 03/15/30	200	208
Brandywine Operating Partnership, L.P.
3.95%, 02/15/23 - 11/15/27	400	426
Crown Castle International Corp.
3.20%, 09/01/24	330	353
3.70%, 06/15/26	140	154
3.65%, 09/01/27	80	88
3.25%, 01/15/51	50	50
Equinix, Inc.
1.45%, 05/15/26	300	301
3.40%, 02/15/52	300	308
Essex Portfolio, L.P.
3.88%, 05/01/24	200	215
Federal Realty Investment Trust
4.50%, 12/01/44	100	118
FMS Wertmanagement
2.75%, 03/06/23	500	521
Healthpeak Properties, Inc.
6.75%, 02/01/41	200	298
Kimco Realty Corporation
2.70%, 10/01/30	200	206
Mid-America Apartments, L.P.
4.30%, 10/15/23	200	215
1.70%, 02/15/31	300	285
National Retail Properties, Inc.
3.10%, 04/15/50	200	195
Office Properties Income Trust
4.00%, 07/15/22	200	205
2.65%, 06/15/26	400	406
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	250	272
ProLogis, L.P.
2.13%, 04/15/27	100	104
2.25%, 04/15/30	175	179
3.00%, 04/15/50	35	36
Public Storage, Inc.
1.85%, 05/01/28	300	302
Realty Income Corporation
4.13%, 10/15/26	250	283
Simon Property Group, L.P.
3.30%, 01/15/26 (a)	500	543
2.65%, 07/15/30	200	207
4.25%, 11/30/46	200	234
3.25%, 09/13/49	65	66
3.80%, 07/15/50	200	221
Store Capital Corporation
4.50%, 03/15/28	200	226
UDR, Inc.
2.10%, 08/01/32	200	192
Ventas Realty, Limited Partnership
3.50%, 02/01/25	250	270
3.00%, 01/15/30	200	209
Welltower Inc.
4.95%, 09/01/48	150	192
Weyerhaeuser Company
7.38%, 03/15/32	200	289
		12,295
Materials 0.7%
Albemarle Corporation
5.45%, 12/01/44	150	189
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	238
5.32%, 11/15/38	90	119
5.42%, 11/15/48	115	161
E. I. du Pont de Nemours and Company
2.30%, 07/15/30	300	308
Eastman Chemical Company
3.80%, 03/15/25	189	207
Ecolab Inc.
1.30%, 01/30/31	300	284
2.13%, 08/15/50 (a)	200	178
FMC Corporation
4.50%, 10/01/49	300	365
International Paper Company
3.80%, 01/15/26	131	146
LYB International Finance III, LLC
3.80%, 10/01/60	200	211
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	331
MOS Holdings Inc.
4.88%, 11/15/41	20	24
NewMarket Corporation
2.70%, 03/18/31	400	401
Newmont Corporation
5.88%, 04/01/35	200	271
Nucor Corporation
2.70%, 06/01/30	300	313
2.98%, 12/15/55 (j)	200	193
Nutrien Ltd.
2.95%, 05/13/30	300	317
3.95%, 05/13/50	300	346
Packaging Corporation of America
4.50%, 11/01/23	200	216
PPG Industries, Inc.
2.80%, 08/15/29	200	212
2.55%, 06/15/30	300	312
Praxair, Inc.
2.20%, 08/15/22	300	305
2.65%, 02/05/25	400	425
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	346
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	250	277
Southern Copper Corporation
7.50%, 07/27/35	150	218
Steel Dynamics, Inc.
3.25%, 10/15/50	115	115
The Dow Chemical Company
5.25%, 11/15/41	200	260
4.63%, 10/01/44	250	307
The Sherwin-Williams Company
3.45%, 06/01/27	700	772
4.50%, 06/01/47	70	88
Vale Overseas Ltd
3.75%, 07/08/30	100	106
6.88%, 11/21/36	400	548
		9,109
Sovereign 0.2%
Export Development Canada
2.75%, 03/15/23	300	313
Japan Bank For International Cooperation
1.75%, 01/23/23	200	204
3.25%, 07/20/23	200	211
3.38%, 07/31/23	400	426
2.13%, 02/10/25	250	262
2.25%, 11/04/26	400	422
2.00%, 10/17/29	400	414
		2,252
Total Corporate Bonds And Notes (cost $376,379)		382,693
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.5%
BA Credit Card Trust
Series 2019-A1-A1, 1.74%, 08/15/22	400	407
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	200	216
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	500	537
Benchmark 2020-IG1 Mortgage Trust
Series 2020-A3-IG1, REMIC, 2.69%, 01/17/30 (d)	400	421
Benchmark Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	1,200	1,355
Capital One Prime Auto Receivables Trust 2019-1
Series 2019-A4-1, 2.56%, 10/15/24	200	204
CarMax Auto Owner Trust 2020-1
Series 2020-A3-1, 1.89%, 12/16/24	40	41
CFCRE Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	1,250	1,371
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/12/24	500	538
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	687	740
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	327
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (d)	500	526
COMM Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	477	507
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	540
Series 2014-AM-UBS4, REMIC, 3.97%, 07/12/24	400	428
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	523
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,070
Ford Credit Auto Owner Trust 2019-B
Series 2019-A4-B, REMIC, 2.24%, 11/15/22	300	308
Ford Credit Auto Owner Trust 2020-A
Series 2020-A3-A, 1.04%, 08/15/24	200	202
Ford Credit Floorplan Master Owner Trust A
Series 2019-A1-3, 2.23%, 09/15/22	150	154
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	216
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	108
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	323
Hyundai Auto Receivables Trust 2020-A
Series 2020-A4-A, 1.72%, 06/15/26	200	206
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/17/23	982	1,015
JPMBB Commercial Mortgage Securities Trust
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	536
Mercedes-Benz Auto Receivables Trust 2020-1
Series 2020-A3-1, 0.55%, 02/18/25	1,000	1,004
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-A4-C6, REMIC, 2.86%, 09/16/22	188	191
Series 2014-A5-C17, REMIC, 3.74%, 07/17/24	500	537
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	536
Morgan Stanley Capital I Trust 2018-H4
Series 2018-A3-H4, REMIC, 4.04%, 10/17/28	300	342
Santander Drive Auto Receivables Trust 2021-1
Series 2021-D-1, 1.13%, 11/16/26	200	200
SG Commercial Mortgage Securities, LLC
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	1,074
Toyota Auto Receivables 2021-A Owner Trust
Series 2021-A3-A, 0.26%, 03/15/24	150	150
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/12/22	308	315
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	500	512
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	138	146
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	169	178
Wells Fargo Commercial Mortgage Trust
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	1,152
WFRBS Commercial Mortgage Trust
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	314	321
Series 2014-A5-C21, REMIC, 3.68%, 07/17/24	500	539
World Omni Auto Receivables Trust
Series 2020-A4-B, 0.82%, 04/15/24	200	202
Total Non-U.S. Government Agency Asset-Backed Securities (cost $20,178)		20,218
SHORT TERM INVESTMENTS 11.9%
Investment Companies 11.5%
JNL Government Money Market Fund - Institutional Class, 0.01% (e) (k)	156,326	156,326
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (e) (k)	5,089	5,089
Total Short Term Investments (cost $161,415)		161,415
Total Investments 111.4% (cost $1,504,274)		1,512,701
Total Forward Sales Commitments (0.1)% (proceeds $1,305)		(1,302)
Other Assets and Liabilities, Net (11.3)%		(154,020)
Total Net Assets 100.0%		1,357,379

(a)  All or a portion of the security was on loan as of June 30, 2021.

(b)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2021, the total payable for investments purchased on a delayed delivery basis was $156,024.

(c)  The security is a direct debt of the agency and not collateralized by mortgages.

(d)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e)  Investment in affiliate.

(f)  Convertible security.

(g)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(j)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $2,599 and 0.2% of the Fund.

(k)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association, Inc.
4.00%, 07/15/36	(75)	(80)
5.50%, 07/15/51	(100)	(112)
Government National Mortgage Association
3.50%, 07/15/51	(375)	(394)
4.00%, 07/15/51	(375)	(396)
4.50%, 07/15/51	(300)	(320)
Total Government And Agency Obligations (proceeds $1,305)		(1,302)
Total Forward Sales Commitments (0.1%) (proceeds $1,305)		(1,302)

JNL Bond Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Athene Holding Ltd	—	497	—	2	—	38	535	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	948,375	—	948,375
Corporate Bonds And Notes	—	382,693	—	382,693
Non-U.S. Government Agency Asset-Backed Securities	—	20,218	—	20,218
Short Term Investments	161,415	—	—	161,415
	161,415	1,351,286	—	1,512,701
Liabilities - Securities
Government And Agency Obligations	—	(1,302)	—	(1,302)
	—	(1,302)	—	(1,302)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL Emerging Markets Index Fund
COMMON STOCKS 96.0%
China 34.7%
360 Security Technology Inc. - Class A (a)	66	124
51job Inc. - ADR (a)	4	277
AAC Technologies Holdings Inc.	100	738
Aecc Aviation Power Co., Ltd. - Class A (a)	29	235
Agricultural Bank of China Limited - Class A (a)	1,653	775
Agricultural Bank of China Limited - Class H	3,913	1,361
Alibaba Group Holding Limited (a) (b)	2,022	57,150
Alibaba Health Information Technology Limited (a)	570	1,268
Alibaba Pictures Group Limited (a) (c)	1,610	224
Aluminum Corporation of China Limited - Class A (a)	143	117
Aluminum Corporation of China Limited - Class H (a)	510	306
Angel Yeast Co., Ltd. - Class A (a)	9	72
Anhui Conch Cement Company Limited - Class A (a)	39	250
Anhui Conch Cement Company Limited - Class H (c)	175	924
Anhui Gujing Distillery Co., Ltd. - Class A (a)	4	152
Anhui Gujing Distillery Co., Ltd. - Class B	15	213
Anhui Kouzi Wine Industry Co., Ltd. - Class A (a)	7	70
ANTA Sports Products Limited	156	3,678
Apricot Blossom Village In Shanxi Fenjiu Group Co., Ltd. - Class A (a)	9	652
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A (a)	3	144
Autobio Diagnostics Co., Ltd. - Class A (a)	5	53
Autohome Inc. (a) (b)	26	419
Avary Holding (Shenzhen) Co., Limited - Class A (a)	12	67
AVIC Capital - Class A (a)	97	58
Avic Electromechanical Systems Co., Ltd. - Class A (a)	42	66
AVIC Sunda Holding Company Limited - Class A (a)	14	36
AviChina Industry & Technology Co. Ltd. - Class H (c)	349	232
Baidu, Inc. - Class A (a) (b)	296	7,543
Bank of Beijing Co., Ltd. - Class A (a)	131	99
Bank of Changsha Co., Ltd. - Class A (a)	34	47
Bank of Chengdu Co., Ltd. - Class A (a)	40	79
Bank of China Limited - Class A (a)	649	309
Bank of China Limited - Class H	10,605	3,811
Bank of Communications Co., Ltd. - Class A (a)	344	261
Bank of Communications Co., Ltd. - Class H	2,979	2,003
Bank of Jiangsu Co.,Ltd. - Class A (a)	153	168
Bank of Nanjing Co., Ltd. - Class A (a)	108	176
Bank of Ningbo Co., Ltd. - Class A (a)	65	389
Bank of Shanghai Co., Ltd. - Class A (a)	147	187
Baoshan Iron & Steel Co., Ltd. - Class A (a)	231	273
BBMG Corporation - Class A (a)	167	70
BeiGene, Ltd. (a) (b)	72	1,959
Beijing Dabeinong Technology Group Co., Ltd. - Class A (a)	46	49
Beijing Enterprises Holdings Ltd.	77	273
Beijing Enterprises Water Group Limited	648	245
Beijing Huaer Company Limited - Class A (a)	48	60
Beijing New Building Material (Group) Co., Ltd. - Class A (a)	18	110
Beijing Shiji Information Technology Co., Ltd. - Class A (a)	17	63
Beijing Shunxin Agriculture Co., Ltd. - Class A (a)	8	50
Beijing Tiantan Biological Products Corporation Limited - Class A (a)	13	68
Beijing Zhonggong Education Technology Co., Ltd. - Class A (a)	25	79
Beiya Industrial (Group) Co., Ltd. - Class A (a)	46	37
Bicycle Club Joint Venture, L.P. - Class A (a)	35	180
Bii Group Holdings Ltd. (b)	138	195
Bilibili Inc. (a)	30	3,613
Bluestar Adisseo Co., Ltd - Class A (a)	24	45
BOC Hong Kong Holdings Ltd.	480	1,632
BOE Technology Group Co., Ltd. - Class A (a)	391	378
BOE Technology Group Co., Ltd. - Class B	113	56
Brilliance China Automotive Holdings Ltd. (d)	456	428
BYD Company Limited - Class A (a)	21	818
BYD Company Limited - Class H	100	3,009
BYD Electronic (International) Company Limited (c)	87	572
Caitong Securities Co., Ltd. - Class A (a)	38	62
Cansino Biologics Inc. - Class H (a) (b)	6	329
Chacha Food Company, Limited - Class A (a)	5	36
Changchun High And New Technology Industry (Group) Inc. - Class A (a)	4	258
Changjiang Securities Co., Ltd. - Class A (a)	59	67
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A (a)	3	101
Chengdu Kanghong Pharmaceuticals Group Co., Ltd - Class A (a)	15	52
Chifeng Jilong Gold Mining Co., Ltd. - Class A (a)	18	42
China Cinda Asset Management Co., Ltd. - Class H	1,154	220
China CITIC Bank Corporation Limited - Class H	1,525	723
China Coal Energy Company Limited - Class A (a)	123	137
China Coal Energy Company Limited - Class H	212	127
China Conch Venture Holdings Limited	227	955
China Construction Bank Corporation - Class A (a)	68	70
China Construction Bank Corporation - Class H	13,618	10,699
China CSSC Holdings Limited - Class A (a)	24	62
China East Education Holdings Limited (b)	67	105
China Eastern Airlines Corporation Limited - Class A (a)	150	118
China Eastern Airlines Corporation Limited - Class H (a)	96	41
China Everbright Bank Company Limited - Class A (a)	409	239
China Everbright Bank Company Limited - Class H	466	190
China Evergrande Group (a) (c)	193	242
China Evergrande Group (c)	248	323
China Feihe Limited (b)	396	856
China Galaxy Securities Co., Ltd. - Class A (a)	58	97
China Galaxy Securities Co., Ltd. - Class H	399	239
China General Nuclear Power Corporation - Class H (b)	1,495	333
China Hongqiao Group Limited	243	330
China Huarong Asset Management Co., Ltd. - Class H (b) (d)	1,791	235
China Huishan Dairy Holdings Company Limited (a) (d)	946	—
China International Capital Corporation (Hong Kong) Limited - Class H (b)	172	463
China International Travel Service Company, Limited - Class A (a)	22	1,019
China Jinmao Holdings Group Limited	844	283
China Jushi Co.,Ltd. - Class A (a)	41	99
China Lesso Group Holdings Limited	146	359
China Life Insurance Company Limited - Class H	1,029	2,041
China Literature Limited (a) (b) (c)	52	576
China Medical System Holdings Limited	194	512
China Merchants Bank Co., Ltd. - Class A (a)	230	1,927
China Merchants Bank Co., Ltd. - Class H	514	4,390
China Merchants Energy Shipping Co., Ltd. - Class A (a)	79	56
China Merchants Holdings International Co. Ltd.	202	296
China Merchants Securities Co.,Ltd. - Class A (a)	97	286
China Merchants Securities Co.,Ltd. - Class H (b)	116	161
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A (a)	70	119
China Minsheng Banking Corp., Ltd. - Class A (a)	365	249
China Minsheng Banking Corp., Ltd. - Class H	775	371
China Molybdenum Co.,Ltd - Class A (a)	217	173
China National Building Material Co., Ltd. - Class H	532	626
China National Nuclear Power Co Ltd - Class A (a)	190	148
China National Software and Service Company Limited - Class A (a)	6	49
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A (a)	38	120
China Oilfield Services Limited - Class A (a)	22	48
China Oilfield Services Ltd. - Class H	214	192
China Overseas Land & Investment Ltd.	518	1,175

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
China Pacific Insurance (Group) Co., Ltd. - Class A (a)	75	337
China Pacific Insurance (Group) Co., Ltd. - Class H	372	1,170
China Petroleum & Chemical Corporation - Class A (a)	315	213
China Petroleum & Chemical Corporation - Class H	3,702	1,878
China Railway Group Limited - Class A (a)	176	143
China Railway Group Limited - Class H	546	286
China Resources Enterprise Ltd.	188	1,686
China Resources Gas Group Ltd.	112	672
China Resources Land Ltd.	393	1,586
China Resources Mixc Lifestyle Services Limited (b)	76	524
China Resources Pharmaceutical Group Limited (b)	258	161
China Resources Power Holdings Co. Ltd.	247	338
China Resources Sanjiu Pharmaceutical Co., Ltd. - Class A (a)	12	50
China Shenhua Energy Company Limited - Class A (a)	79	240
China Shenhua Energy Company Limited - Class H	460	903
China Southern Airlines Co., Ltd. - Class A (a)	82	77
China Southern Airlines Co., Ltd. - Class H (a)	272	169
China Taiping Insurance Holdings Co. Ltd.	211	351
China Tower Corporation Limited - Class H (b)	6,408	883
China Transinfo Technology Co., Ltd. - Class A (a)	18	45
China Vanke Co., Ltd. - Class A (a)	104	382
China Vanke Co., Ltd. - Class H	268	839
China Yangtze Power Co., Ltd. - Class A (a)	243	776
China Zheshang Bank Co., Ltd. - Class A (a)	149	91
China Zheshang Bank Co., Ltd. - Class H (b)	23	12
Chongqing Brewery Co., Ltd. - Class A (a)	5	159
Chongqing Changan Automobile Company Limited - Class A (a)	59	240
Chongqing Changan Automobile Company Limited - Class B	55	57
Chongqing Fuling Zhacai Group Co., Ltd. - Class A (a)	8	48
Chongqing Rural Commercial Bank Co., Ltd. - Class A (a)	71	44
Chongqing Rural Commercial Bank Co., Ltd. - Class H	373	148
Chongqing Water Conservancy Investment (Group) Co., Ltd. - Class A (a)	54	44
CIFI Holdings (Group) Co. Ltd.	502	392
Citic Pacific Special Steel Group - Class A (a)	26	84
Citic Securities Co., Ltd. - Class A (a)	130	501
Citic Securities Co., Ltd. - Class H (c)	298	749
CNPC Capital Company Limited - Class A (a)	102	95
COSCO SHIPPING Energy Transportation Co., Ltd. - Class A (a)	105	100
Country Garden Holdings Company Limited (c)	1,042	1,166
Country Garden Services Holdings Company Limited (a)	245	2,651
CSPC Pharmaceutical Group Ltd.	1,223	1,769
DaShenLin Pharmaceutical Group Co., Ltd. - Class A (a)	6	46
Datang International Power Generation Co., Ltd. - Class A (a)	124	51
DHC Software Co.,Ltd - Class A (a)	38	47
Dongxing Securities Co., Ltd. - Class A (a)	31	52
Double Medical Technology Inc. - Class A (a)	5	60
Dragon Delight Holdings Company Limited (c)	145	218
Ecovacs Robotics Co., Ltd. - Class A	5	159
ENN Energy Holdings Ltd.	104	1,988
Everbright Securities Company Limited - Class A (a)	51	140
Everbright Securities Company Limited - Class H (b)	67	57
Far East Horizon Limited	304	319
FiberHome Telecommunication Technologies Co., Ltd. - Class A (a)	16	45
Flat Glass Group Co., Ltd. - Class A (a)	20	123
Flat Glass Group Co., Ltd. - Class H	36	149
Foshan Haitian Flavoring & Food Co., Ltd - Class A (a)	42	843
Fosun International Limited	342	491
Founder Securities Co., Ltd. - Class A (a)	92	132
Fujian Anjing Food Co., Ltd. - Class A (a)	3	102
Fujian Sunner Development Co., Ltd. - Class A (a)	14	50
Fuyao Glass Industry Group Co., Ltd. - Class A (a)	22	190
Fuyao Glass Industry Group Co., Ltd. - Class H (b)	89	627
Fuzhou Tianyu Electric Co.,Ltd. - Class A (a)	45	53
Gan & Lee Pharmaceuticals - Class A	2	25
Ganfeng Lithium Co., Ltd. - Class A (a)	14	261
Ganfeng Lithium Co., Ltd. - Class H (b)	18	267
G-Bits Network Technology (Xiamen) Co., Ltd. - Class A (a)	1	66
GDS Holdings Ltd. - Class A (a) (e)	126	1,244
Geely Automobile Holdings Ltd.	795	2,504
Gemdale Corporation - Class A (a)	41	64
GenScript Biotech Corporation (a)	148	647
GF Securities Co., Ltd. - Class A (a)	59	139
GF Securities Co., Ltd. - Class H	229	297
Giant Network Group Co., Ltd. - Class A (a)	25	51
GigaDevice Semiconductor (Beijing) Inc. - Class A (a)	7	204
Glodon Company Limited - Class A (a)	13	136
Goertek Inc. - Class A (a)	36	237
GOME Retail Holdings Limited (a)	1,717	222
Great Wall Motor Co. Ltd. - Class H (c)	441	1,427
Great Wall Motor Company Limited - Class A (a)	32	212
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A (a)	31	53
Greenland Holding Group Co., Ltd - Class A (a)	87	74
GRG Banking Equipment Co., Ltd. - Class A (a)	25	51
Guangdong Haid Group Co., Ltd. - Class A (a)	18	226
Guangdong Investment Ltd.	388	557
Guangdong Kin Long Hardware Products Co., Ltd. - Class A (a)	4	105
Guangxi Guiguan Electric Power Co., Ltd. - Class A (a)	58	56
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A (a)	25	132
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	20	63
Guangzhou Haige Communications Group Incorporated Company - Class A (a)	29	42
Guangzhou Kingmed Diagnostics Group Co,.Ltd. - Class A (a)	5	121
Guangzhou Shiyuan Electronic Technology Co.,Ltd. - Class A (a)	7	139
Guangzhou Yuexiu Financial Holdings Group Co. ,Ltd. - Class A (a)	22	43
Guolian Securities Co.,Ltd. - Class A (a)	20	47
Guosen Securities Co., Ltd. - Class A (a)	65	109
Guotai Junan Securities Co., Ltd. - Class A (a)	101	268
Guotai Junan Securities Co., Ltd. - Class H (b)	94	134
Guoxuan High-Tech Co., Ltd. - Class A (a)	14	92
Haidilao International Holding Ltd. (b) (c)	109	577
Haier Smart Home Co., Ltd - Class A (a)	72	289
Haier Smart Home Co., Ltd - Class H	296	1,034
Haitian International Holdings Limited	90	302
Haitong Securities Co., Ltd. - Class A (a)	116	207
Haitong Securities Co., Ltd. - Class H	393	344
Hangzhou Bank Co., Ltd. - Class A (a)	66	150
Hangzhou First Applied Material Co., Ltd. - Class A (a)	10	162
Hangzhou Robam Appliances Co., Ltd. - Class A (a)	10	71
Han's Laser Technology Industry Group Co., Ltd. - Class A (a)	11	67
Hedy Holding Co., Ltd. - Class A (a)	156	228
Hefei Meyer Optoelectronic Technology Inc. - Class A (a)	8	66
Heilongjiang Agriculture Company Limited - Class A (a)	21	48
Henan Shuanghui Investment & Development Co.,Ltd. - Class A (a)	32	159
Hengan International Group Co. Ltd. (c)	98	659
Hengli Petrochemical (Dalian) Co., Ltd. - Class A (a)	65	266
Hengsheng Chemical Industry Co., Ltd. - Class A (a)	22	107
Hengyi Petrochemical Co. Ltd - Class A (a)	39	71

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Hongta Securities Co., Ltd. - Class A (a)	21	44
Hua Xia Bank Co., Limited - Class A (a)	152	145
Huaan Securities Co., Ltd. - Class A (a)	61	52
Huadian Power International Corporation Limited - Class A (a)	149	79
Huadong Medicine Co.,Ltd - Class A (a)	18	127
Hualan Biological Engineering, Inc. - Class A (a)	19	107
Huaneng Lancang River Hydropower Inc. - Class A (a)	69	62
Huaneng Power International, Inc. - Class A (a)	97	63
Huaneng Power International, Inc. - Class H	520	204
Huatai Securities Co.,Ltd. - Class A (a)	94	229
Huatai Securities Co.,Ltd. - Class H (b)	218	320
Huaxi Securities Co.,Ltd. - Class A (a)	29	43
Huaxin Cement Co. Ltd. - Class B	19	35
Huaxin Cement Co., Ltd. - Class A (a)	19	52
Huayu Automotive Systems Co., Ltd. - Class A (a)	32	131
Huazhu Group Limited (a)	180	965
Hubei Granules-Biocause Pharmaceutical Co., Ltd. - Class A (a)	72	40
Humanwell Healthcare (Group) Co.,Ltd - Class A (a)	17	74
Hundsun Technologies Inc. - Class A (a)	11	157
iFlytek Co., Ltd. - Class A (a)	23	243
iFlytek Co., Ltd. - Class A (a)	32	43
Industrial and Commercial Bank of China Limited - Class A (a)	1,034	827
Industrial and Commercial Bank of China Limited - Class H	10,296	6,039
Industrial Bank Co., Ltd. - Class A (a)	239	760
Industrial Securities Co., Ltd. - Class A (a)	69	103
Inner Mongolia BaoTou Steel Union Co., Ltd. - Class A (a)	473	113
Inner Mongolia Junzheng Energy And Chemical Group Co., Ltd. - Class A (a)	90	70
Inner Mongolia Yili Industrial Group Co., Ltd - Class A (a)	64	366
Innovent Biologics, Inc. - Class B (a) (b)	117	1,366
Inspur Electronic Information Industry Co., Ltd. - Class A (a)	15	63
iQIYI, Inc. - Class A - ADR (a)	43	672
JD Health International Inc. (a) (b)	49	706
JD.com, Inc. - Class A (a)	248	9,782
Jiangsu Eastern Shenghong Co., Ltd. - Class A	22	73
Jiangsu Expressway Co. Ltd. - Class H	129	147
Jiangsu Expressway Company Limited - Class A (a)	29	44
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A (a)	12	164
Jiangsu Hengrui Medicine Co., Ltd. - Class A (a)	73	768
Jiangsu King's Luck Brewery Joint-Stock Co., Ltd. - Class A (a)	14	114
Jiangsu Shagang Group Co., Ltd - Class A (a)	28	47
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A (a)	16	516
Jiangsu Xinmin Textile Science & Technology Co., Ltd. - Class A (a)	33	49
Jiangsu Yuyue Medical Equipment Co., Ltd. - Class A (a)	11	64
Jiangsu Zhongnan Construction Group Co., Ltd. - Class A (a)	41	37
Jiangsu Zhongtian Technology Co., Ltd. - Class A (a)	33	51
Jiangxi Copper Company Limited - Class A (a)	12	43
Jiangxi Copper Company Limited - Class H (c)	173	355
Jiangxi Zhengbang Technology Co., Ltd. - Class A (a)	33	61
Jinxin Fertility Group Limited (a) (b) (c)	138	349
Joinn Laboratories (China) Co., Ltd. - Class A	3	77
Joinn Laboratories (China) Co., Ltd. - Class H (b)	8	129
Jointown Pharmaceutical Group Co., Ltd. - Class A (a)	20	47
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. - Class A (a)	8	55
Joyoung Co., Ltd. - Class A (a)	9	45
Juewei Food Co., Ltd. - Class A (a)	7	86
KE Holdings Inc - Class A - ADR (a)	22	1,056
Kingdee International Software Group Co. Ltd. (a)	329	1,117
Kingfa Sci.&Tech.Co.,Ltd. - Class A (a)	27	88
Kingsoft Cloud Holdings Limited - ADR (a) (c)	5	156
Kingsoft Corp Ltd	132	791
Kuaishou Technology (a) (b) (c)	115	2,879
Kunlun Energy Co. Ltd.	554	510
Kweichow Moutai Co., Ltd. - Class A (a)	14	4,428
KWG Group Holdings Limited	171	229
Lenovo Group Ltd.	861	988
Li Auto Inc - ADR (a) (c)	21	723
Li Ning Company Limited	287	3,514
Liaoning Chengda Co., Ltd. - Class A (a)	16	52
Lingyi iTech (Guangdong) Company - Class A (a)	65	92
Livzon Pharmaceutical Group Inc. - Class A (a)	11	85
Livzon Pharmaceutical Group Inc. - Class H	11	52
Lomon Billions Group Co., Ltd. - Class A (a)	22	115
Longfor Group Holdings Limited	225	1,264
LONGi Green Energy Technology Co., Ltd. - Class A	62	848
Luenmei Quantum Co., Ltd. - Class A (a)	30	41
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A (a)	74	529
Luzhou Lao Jiao Vintage Co., Ltd. - Class A (a)	16	573
Mascotte Holdings Limited (a)	240	193
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A (a)	42	59
Meituan Dianping - Class B (a) (b)	575	23,743
Metallurgical Corporation of China Ltd. - Class A (a)	283	131
Microport Cardioflow Medtech Corporation (a) (b)	78	164
MicroPort Scientific Corporation (c)	88	792
Ming Yuan Cloud Group Holdings Limited (b)	74	368
Miniso Group Holding Ltd - Class A - ADR (a)	4	77
Minth Group Limited	94	446
Muyuan Foods Co.,Ltd. - Class A (a)	56	528
Nanjing King-friend Biochemical Pharmaceutical Co., Ltd - Class A (a)	8	49
Nanjing Securities Co., Ltd. - Class A (a)	40	65
Nanyang Topsec Technologies Group Inc. - Class A (a)	15	46
NARI Technology Co., Ltd. - Class A (a)	59	211
Naura Technology Group Co., Ltd. - Class A (a)	5	227
NavInfo Co., Ltd. - Class A (a)	19	43
NetEase, Inc.	277	6,293
New China Life Insurance Company Ltd. - Class A (a)	26	183
New China Life Insurance Company Ltd. - Class H	119	406
New Hope Liuhe Co., Ltd. - Class A (a)	47	107
New Oriental Education & Technology Group Inc. (a) (b)	198	1,635
Ninestar Corporation - Class A (a)	12	59
Ningbo Joyson Electronic Corp. - Class A (a)	15	59
Ningbo Zhoushan Port Group Co. Ltd. - Class A (a)	120	73
Ningxia Baofeng Energy Group Shares Co., Ltd. - Class A (a)	29	61
NIO, Inc. - Class A - ADR (a)	187	9,924
Nongfu Spring Co., Ltd. - Class H (b)	217	1,091
OFILM Group Co., Ltd. - Class A (a)	48	43
Oppein Home Group Inc. - Class A (a)	5	108
Oppein Home Group Inc. - Class A (a)	81	94
Orient Securities Company Limited - Class A (a)	91	140
Orient Securities Company Limited - Class H (b)	89	65
People's Insurance Company (Group) of China Limited, The - Class H	1,024	342
Perfect World Co., Ltd. - Class A (a)	21	78
PetroChina Company Limited - Class H	2,967	1,452
PICC Property & Casualty Co. Ltd. - Class H	941	824
Pinduoduo Inc. - ADR (a)	48	6,154
Ping An Bank Co., Ltd. - Class A (a)	224	785
Ping An Healthcare and Technology Company Limited (a) (b) (c)	77	967
Ping An Insurance (Group) Co of China Ltd - Class A (a)	117	1,159
Ping An Insurance (Group) Co of China Ltd - Class H	755	7,402
Poly Developments And Holdings Group Co., Ltd. - Class A (a)	145	269
POP MART International Group Limited (b)	33	324

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Postal Savings Bank of China Co., Ltd. - Class H (b)	1,243	837
Power Construction Corporation of China - Class A (a)	167	100
Proya Cosmetics Co., Ltd. - Class A (a)	2	58
Qingdao Port International Co., Ltd. - Class A (a)	46	44
Qingdao Port International Co., Ltd. - Class H (b)	71	39
Qingdao Rural Commercial Bank Co., Ltd. - Class A (a)	67	44
Qinhuangdao Tianye Tolian Heavy Industry Co., Ltd - Class A (a)	11	82
Red Star Macalline Group Corporation Ltd. - Class A (a)	32	60
Red Star Macalline Group Corporation Ltd. - Class H (a) (b)	98	69
RiseSun Real Estate Development Co., Ltd. - Class A (a)	45	39
Rongsheng Petrochemical Co., Ltd. - Class A (a)	94	250
S.F. Holding Co., Ltd - Class A (a)	49	512
SAIC Motor Corporation Limited - Class A (a)	107	364
Sanan Optoelectronics Co., Ltd. - Class A (a)	47	235
SANY Heavy Industry Co., Ltd. - Class A (a)	90	405
SDIC Capital Co., Ltd. - Class A (a)	65	85
SDIC Power Holdings Co., Ltd. - Class A (a)	74	110
Seazen Group Limited	260	246
Seazen Holdings Co., Ltd. - Class A (a)	23	150
Shaanxi Coal and Chemical Industry Group Co.,Ltd. - Class A (a)	108	197
Shandong Buchang Pharmaceutical Co., Ltd. - Class A (a)	13	46
Shandong Gold Group Co., Ltd. - Class A (a)	43	129
Shandong Gold Group Co., Ltd. - Class H (b) (c)	76	134
Shandong Linglong Tyre Co., Ltd. - Class A (a)	14	93
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	326	763
Shanghai Baosight Software Co., Ltd. - Class A (a)	15	119
Shanghai Baosight Software Co., Ltd. - Class B	70	230
Shanghai Electric Group Company Limited - Class A (a)	168	110
Shanghai Electric Group Company Limited - Class H	312	83
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A (a)	20	222
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H (c)	74	596
Shanghai International Airport Co.Ltd. - Class A (a)	28	210
Shanghai International Port(Group) Co.,Ltd - Class A (a)	197	145
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A (a)	118	50
Shanghai Junshi Biosciences Co.,Ltd. - Class H (a) (b)	8	65
Shanghai Lingang Holdings Corporation Limited - Class A (a)	18	50
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	120	112
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A (a)	19	39
Shanghai M&G Stationery Inc - Class A (a)	10	128
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A (a)	18	58
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	117	255
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A (a)	10	206
Shanghai Pudong Development Bank Co., Ltd. - Class A (a)	308	477
Shanghai RAAS blood products co., Ltd. - Class A (a)	67	78
Shanghai Wingtech Electronics Technology Co.,Ltd. - Class A	13	197
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A (a)	32	49
Shanghai Yuyuan Tourist Mart(Group)Co., Ltd. - Class A (a)	41	73
Shenergy Company Limited - Class A (a)	60	57
Shengyi Technology Co., Ltd. - Class A (a)	24	87
Shennan Circuit Company Limited - Class A (a)	5	88
Shenwang Hongyuan Group Co., Ltd - Class A (a)	212	153
Shenwang Hongyuan Group Co., Ltd - Class H (b)	198	53
Shenzhen Goodix Technology Co., Ltd. - Class A (a)	5	98
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. - Class A (a)	20	49
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. - Class H (b)	42	56
Shenzhen International Holdings Limited	135	188
Shenzhen Kaifa Technology Co., Ltd. - Class A (a)	16	48
Shenzhen Kinwong Electronic Co.,Ltd. - Class A (a)	11	43
Shenzhou International Group Holdings Limited	103	2,598
Shijiazhuang Yiling Pharmaceutical Co.,Ltd. - Class A (a)	13	57
Shimao Property Holdings Limited (b)	98	340
Sichuan Chuantou Energy Co.,Ltd. - Class A (a)	49	92
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A (a)	15	45
Silergy Corp.	10	1,367
Sinolink Securities Co., Ltd. - Class A (a)	32	63
Sinopec Oilfield Service Corporation - Class A (a)	193	59
Sinopec Oilfield Service Corporation - Class H (a)	590	55
Sinopec Shanghai Petrochemical Co., Ltd. - Class A (a)	126	73
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	390	91
Sinopharm Group Co. Ltd. - Class H	181	541
Smoore International Holdings Limited (b)	231	1,285
Soochow Securities Co.,Ltd - Class A (a)	43	55
Southwest Securities Co., Ltd. - Class A (a)	82	62
Spring Airlines Co., Ltd. - Class A (a)	10	85
Sunac China Holdings Limited	347	1,191
Sunac Services Holdings Limited (b)	93	346
Suning.Com Co.,Ltd - Class A (a) (d)	92	79
Sunny Optical Technology (Group) Company Limited	100	3,152
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A (a)	18	56
TAL Education Group - Class A - ADR (a)	55	1,400
Tangshan Jidong Cement Co., Ltd. - Class A (a)	20	37
TBEA Company Ltd. - Class A (a)	39	77
TCL Corporation - Class A (a)	149	176
Tencent Holdings Limited	829	62,504
Tencent Music Entertainment Group - Class A - ADR (a)	67	1,044
Tianfeng Securities Co., Ltd. - Class A (a)	70	52
Tianjin Zhonghuan Semiconductor Co., Ltd. - Class A (a)	33	194
Tianma Microelectronics Co., Ltd. - Class A (a)	29	63
Tianshui Huatian Technology Co., Ltd. - Class A (a)	30	72
Tingyi Cayman Islands Holding Corp.	259	516
Toly Bread Co., Ltd. - Class A (a)	11	53
Tongcheng-Elong Holdings Limited (a) (b)	145	364
Tonghua Dongbao Pharmaceutical Co., Ltd. - Class A (a)	24	44
Tongwei Co., Ltd. - Class A (a)	48	321
Top Choice Medical Investment Co., Inc. - Class A (a)	3	210
Topsports International Holdings Limited (b)	158	260
Trip.com Group Limited (a)	63	2,230
Tsingtao Brewery Co.,Ltd. - Class A (a)	5	89
Tsingtao Brewery Co.,Ltd. - Class H	64	689
Unigroup Guoxin Micro-Electronics Co., Ltd - Class A (a)	7	155
Uni-President China Holdings Ltd	185	204
Unisplendour Co., Ltd. - Class A (a)	29	97
Universal Scientific Industrial (Shanghai) Co., Ltd. - Class A (a)	17	44
Venustech Group Inc. - Class A (a)	11	48
Vipshop (China) Co., Ltd. - ADR (a)	52	1,046
Wanhua Chemical Group Co.,Ltd. - Class A (a)	34	565
Want Want China Holdings Limited	840	595
Weibo Corporation - Class A - ADR (a) (c)	7	378
Weichai Power Co., Ltd. - Class A (a)	68	188
Weichai Power Co., Ltd. - Class H	252	560
Western Securities Co., Ltd. - Class A (a)	53	67

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Will Semiconductor Co.,Ltd. - Class A (a)	6	289
Wuhan Guide Infrared Co., Ltd. - Class A (a)	24	103
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A (a)	23	85
Wuliangye Yibin Co., Ltd. - Class A (a)	43	1,983
WUS Printed Circuit (Kunshan) Co., Ltd. - Class A (a)	18	43
WuXi AppTec Co., Ltd. - Class A (a)	30	726
WuXi AppTec Co., Ltd. - Class H (b) (c)	50	1,178
Wuxi Biologics Cayman Inc (a) (b)	449	8,233
XCMG Construction Machinery Co., Ltd. - Class A (a)	78	76
Xinjiang Goldwind Science & Technology Co., Ltd. - Class A (a)	53	99
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H (c)	83	131
Xinyi Solar Holdings Limited	578	1,254
XPeng Inc - ADR (a)	22	993
Yangzijiang Shipbuilding (Holdings) Ltd.	333	338
Yanzhou Coal Mining Co Ltd - Class A (a)	44	103
Yanzhou Coal Mining Co. Ltd. - Class H	196	264
Yatsen Holding Ltd - ADR (a)	6	55
Yifeng Pharmacy Chain Co., Ltd. - Class A (a)	7	64
YiHai International Holdings Limited	57	384
Yintai Gold Co., Ltd. - Class A (a)	32	46
Yonghui Superstores Co., Limited - Class A (a)	97	71
Youngor Group Co. Ltd. - Class A (a)	47	48
Yum China Holdings, Inc.	58	3,850
Yunda Holding Co., Ltd. - Class A (a)	29	60
Yunnan Baiyao Group Co., Ltd. - Class A (a)	13	240
Yunnan Energy New Material Co., Ltd. - Class A (a)	9	338
Zai Lab (PTY) LTD (a)	10	1,675
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A (a)	6	437
Zhejiang Century Huatong Group Co. Ltd. - Class A (a)	78	78
Zhejiang Chint Electrics Co.,Ltd - Class A (a)	23	119
Zhejiang Dahua Technology Co., Ltd. - Class A (a)	31	101
Zhejiang Grandwall Electric Science & Technology Co., Ltd. - Class A (a)	31	71
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A (a)	16	50
Zhejiang Huayou Cobalt Co., Ltd. - Class A (a)	13	226
Zhejiang Longsheng Group Co.,Ltd - Class A (a)	30	64
Zhejiang NHU Company Ltd. - Class A (a)	26	116
Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A (a)	39	143
Zhejiang Supor Co., Ltd. - Class A (a)	6	54
Zhejiang Weiming Environment Protection Co., Ltd. - Class A (a)	13	46
Zhengzhou Yutong Bus Co., Ltd. - Class A (a)	24	47
Zheshang Securities Co., Ltd. - Class A (a)	38	77
Zhihu Inc - Class A - ADR (a)	5	71
Zhonghang Helicopter Co., Ltd. - Class A (a)	6	52
Zhongjin Gold Corporation Limited - Class A (a)	34	46
Zhongtai Securities Co., Ltd - Class A	18	31
Zijin Mining Group Co. Ltd. - Class H	756	1,022
Zijin Mining Group Co., Ltd. - Class A (a)	246	370
Zoomlion Heavy Industry Science and Technology Co.,Ltd - Class A (a)	81	115
ZTE Corporation - Class A (a)	33	171
ZTE Corporation - Class H	112	350
Zto Express Co., Ltd. (b)	85	2,558
		414,657
Taiwan 13.2%
Accton Technology Corporation	69	819
Acer Inc.	413	436
Advantech Co. Ltd.	58	718
Airtac International Group	19	737
ASE Technology Holding Co., Ltd.	470	1,894
Asia Cement Corp.	316	575
Asia Pacific Telecom Co.,Ltd. (a)	269	84
Asustek Computer Inc.	98	1,310
AU Optronics Corp.	1,283	1,051
Catcher Technology Co. Ltd.	102	668
Cathay Financial Holding Co. Ltd.	1,212	2,348
Chailease Holding Company Limited	176	1,279
Chang Hwa Commercial Bank	793	459
Cheng Shin Rubber Industry Co. Ltd.	286	480
Chicony Electronics Co. Ltd.	91	263
China Airlines Ltd. (a)	355	243
China Development Financial Holding Corp.	2,112	999
China Life Insurance Company Limited	274	260
China Steel Corp.	1,748	2,495
Chinatrust Financial Holding Co. Ltd.	2,652	2,161
Chunghwa Telecom Co. Ltd.	513	2,098
Compal Electronics Inc.	528	424
Delta Electronics Inc.	267	2,911
E. Sun Financial Holding Co. Ltd.	1,753	1,654
Eclat Textile Co. Ltd.	30	708
Eva Airways Corp. (a)	318	231
Evergreen Marine Corp Taiwan Ltd.	361	2,578
Far Eastern New Century Corp.	524	602
Far EasTone Telecommunications Co. Ltd.	207	480
Farglory Land Development Co., Ltd.	34	65
Feng Hsin Steel Co., Ltd.	67	196
Feng Tay Enterprise Co. Ltd.	73	641
First Financial Holding Co. Ltd.	1,405	1,144
Formosa Chemicals & Fibre Corp.	562	1,707
Formosa Petrochemical Corp.	232	886
Formosa Plastics Corp.	609	2,250
Formosa Taffeta Co. Ltd.	131	153
Foxconn Technology Co. Ltd.	136	322
Fubon Financial Holding Co. Ltd.	985	2,618
General Interface Solution Holding Ltd.	30	133
Giant Manufacturing Co. Ltd.	42	481
GlobalWafers Co., Ltd.	29	961
Highwealth Construction Corp.	175	274
HIWIN Technologies Corp.	35	497
Hon Hai Precision Industry Co. Ltd.	1,717	6,926
Hotai Motor Co. Ltd.	51	1,124
Hua Nan Financial Holdings Co. Ltd.	1,312	868
Innolux Corporation	1,392	1,046
Inventec Co. Ltd.	436	411
Largan Precision Co. Ltd.	13	1,451
Lite-On Technology Corp.	325	672
Macronix International Co., Ltd.	248	408
MediaTek Inc.	219	7,582
Mega Financial Holdings Co. Ltd.	1,503	1,772
Merida Industry Co. Ltd.	29	327
Micro-Star International Co. Ltd.	96	545
Momo.Com Inc.	6	407
Nan Ya P.C.B. Service Company	24	338
Nan Ya Plastics Corp.	773	2,308
Nanya Technology Corp.	158	454
Nien Made Enterprise Co., LTD.	19	282
Novatek Microelectronics Corp.	79	1,418
PEGATRON Corporation	299	740
Phison Electronics Corp.	22	381
Pou Chen Corp.	337	475
Powertech Technology Inc.	99	383
President Chain Store Corp.	75	708
Quanta Computer Inc.	390	1,228
Radiant Opto-Electronics Corp.	64	280
Realtek Semiconductor Corp.	68	1,234
Ruentex Development Co. Ltd.	129	263
Ruentex Industries Ltd.	50	158
Shin Kong Financial Holding Co. Ltd.	1,548	531
Simplo Technology Co. Ltd.	24	310
Sino-American Silicon Products Inc.	71	494
SinoPac Financial Holdings Co. Ltd.	1,527	754
Standard Foods Corp.	70	136
Synnex Technology International Corp.	184	336
Taishin Financial Holding Co. Ltd.	1,480	810
Taiwan Business Bank	754	256
Taiwan Cement Corp.	690	1,265
Taiwan Cooperative Bank, Ltd.	1,297	989
Taiwan Familymart Co., Ltd.	7	66
Taiwan Fertilizer Co.,Ltd.	103	218
Taiwan Glass Industry Corporation	144	195
Taiwan High Speed Rail Corporation	342	367

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Taiwan Mobile Co. Ltd.	216	791
Taiwan Semiconductor Manufacturing Co. Ltd.	2,594	55,450
Tatung Co. (a)	227	202
TECO Electric & Machinery Co., Ltd.	204	243
The Shanghai Commercial & Savings Bank, Ltd.	605	981
Transcend Information, Inc.	30	80
Tripod Technology Corp.	63	306
Unimicron Technology Corp.	182	849
Uni-President Enterprises Corp.	705	1,853
United Microelectronics Corp.	1,603	3,065
Vanguard International Semiconductor Corp.	120	510
Walsin Lihwa Corp.	315	333
Walsin Technology Corp. (a)	46	378
Wan Hai Lines Ltd.	149	1,730
WIN Semiconductors Corp.	55	743
Winbond Electronics Corp.	374	471
Wistron Corp.	385	429
Wiwynn Corporation	12	431
WPG Holdings Limited	192	353
Yageo Corp.	52	1,045
Yang Ming Marine Transport Corporation (a)	207	1,367
Yuanta Financial Holding Co. Ltd.	1,628	1,571
YULON Motor Co., Ltd	69	106
Yulon Nissan Motor Co., Ltd.	6	58
Zhen Ding Technology Holding Limited	83	314
		157,868
South Korea 13.0%
Amorepacific Corp.	4	248
Amorepacific Corporation	4	932
BGFretail Co., Ltd.	1	200
Big Hit Entertainment Co Ltd (a)	2	473
BNK Financial Group Inc.	40	277
Celltrion Healthcare Co. Ltd. (a)	12	1,257
Celltrion Inc. (a)	14	3,240
Cheil Worldwide Inc.	9	204
CJ CheilJedang Corp.	1	483
CJ Corp.	2	190
CJ Logistics Corp. (a)	1	188
CJ O Shopping Co. Ltd.	1	243
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	5	164
Daum Communications Corp.	42	6,051
DB Insurance Co. Ltd.	7	334
Dong Suh Corp.	7	189
Doosan Bobcat Inc. (a)	7	282
E-MART Inc.	3	379
Fila Korea Ltd.	6	335
GS Engineering & Construction Corp.	10	382
GS Holdings Corp.	6	261
GS Retail Co., Ltd.	4	131
Hana Financial Group Inc.	42	1,713
Hanjin Kal Corp. (a)	3	151
Hankook Tire & Technology Co,. Ltd.	11	489
Hanmi Science Co. Ltd. (c)	4	286
Hanmi Science Co., Ltd.	1	243
Hanon Systems	21	314
Hanwha Aerospace CO., LTD.	5	190
Hanwha Chem Corp.	16	643
Hanwha Corp.	7	197
Hanwha Life Insurance Co., Ltd.	38	128
HLB Inc. (a)	12	355
Honam Petrochemical Corp.	2	508
Hotel Shilla Co. Ltd.	4	374
Hyundai Department Store Co. Ltd.	2	177
Hyundai Engineering & Construction Co. Ltd.	10	507
Hyundai Glovis Co., Ltd.	3	537
Hyundai Marine & Fire Insurance Co.,Ltd.	8	182
Hyundai Merchant Marine Co.,Ltd. (a)	36	1,408
Hyundai Mobis	9	2,356
Hyundai Motor Co.	20	4,238
Hyundai Rotem Company (a)	10	208
Hyundai Steel Co.	11	546
Industrial Bank of Korea	41	386
Kakao Games Corp. (a)	5	278
Kangwon Land Inc. (a)	18	427
KB Financial Group Inc.	54	2,694
KCC Corp.	1	156
Kia Motors Corp.	37	2,914
Korea Aerospace Industries, Ltd.	10	285
Korea Electric Power Corp.	37	814
Korea Gas Corp. (a)	4	124
Korea Investment Holdings Co. Ltd.	6	507
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	6	704
Korea Shipbuilding & Offshore Engineering Co., Ltd.	6	386
Korea Zinc Co. Ltd.	2	646
Korean Air Lines Co. Ltd. (a)	21	591
KT Corp.	16	450
KT&G Corp.	17	1,265
Kumho Petro chemical Co. Ltd.	2	463
LG Chem Ltd.	6	4,920
LG Corp.	16	1,460
LG Display Co., Ltd. (a)	30	649
LG Electronics Inc.	15	2,191
LG Household & Health Care Ltd.	1	2,042
LG Uplus Corp.	33	450
Lotte Corp.	6	208
Lotte Shopping Co., Ltd.	2	163
LS Corp.	4	237
MERITZ Securities Co. Ltd.	41	173
Mirae Asset Daewoo Co. Ltd.	47	393
NAVER Corp.	20	7,385
NCSoft Corp.	2	1,627
Netmarble Corp.	3	410
Orion Incorporation	3	326
Ottogi Corp.	—	148
Pan Ocean Co., Ltd.	32	246
POSCO	11	3,399
Posco Chemical Co. Ltd.	4	520
Posco Daewoo Corp.	6	130
S1 Corp.	2	174
Samsung Biologics Co., Ltd (a)	2	1,723
Samsung C&T Corporation	13	1,521
Samsung Card Co., Ltd.	3	100
Samsung Electro-Mechanics Co. Ltd.	8	1,261
Samsung Electronics Co. Ltd.	704	50,501
Samsung Fire & Marine Insurance Co. Ltd.	5	917
Samsung Heavy Industries Co. Ltd. (a)	66	396
Samsung Life Insurance Co., Ltd.	13	889
Samsung SDI Co. Ltd.	7	4,642
Samsung Sds Co., Ltd.	5	875
Samsung Securities Co. Ltd.	8	339
Seegene, Inc.	6	424
Shin Poong Pharmaceutical Co.,Ltd. (c)	4	278
Shinhan Financial Group Co. Ltd.	70	2,535
Shinsegae Co. Ltd.	1	225
SK Biopharmaceuticals Co., Ltd. (a)	3	285
SK Bioscience Co.,Ltd. (a)	2	310
SK C&C Co., Ltd.	5	1,225
SK Hynix Inc.	74	8,388
SK innovation Co., Ltd. (a)	7	1,925
SK Telecom Co. Ltd.	5	1,413
S-Oil Corp. (a)	6	514
Ssangyong C&E Co., Ltd	15	113
Woongjin Coway Co., Ltd.	7	517
Woori Financial Group Inc.	79	809
Woori Investment & Securities Co. Ltd.	19	221
Yuhan Corp.	6	355
		155,235
India 10.7%
ACC Limited	11	311
Adani Enterprises Limited	33	671
Adani Gas Limited	35	483
Adani Green Energy Limited (a)	42	644
Adani Ports and Special Economic Zone Limited	103	983
Adani Transmission Limited (a)	37	528
Alkem Laboratories Limited	5	198
Ambuja Cements Limited	99	457
Ashok Leyland Limited	190	315

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Asian Paints Limited	63	2,533
AU Small Finance Bank Limited (a) (b)	20	287
Aurobindo Pharma Ltd.	37	488
Avenue Supermarts Limited (a) (b)	21	969
Axis Bank Limited (a)	315	3,184
Bajaj Auto Limited	9	516
Bajaj Finance Limited	36	2,948
Bajaj Finserv Limited	5	891
Balkrishna Industries Ltd.	11	327
Bandhan Bank Limited (b)	98	436
Berger Paints India Limited	33	360
Bharat Electronics Limited	161	388
Bharat Forge Ltd	33	343
Bharat Petroleum Corporation Limited	108	684
Bharti Airtel Ltd.	333	2,363
Bharti Infratel Limited	127	411
Biocon Ltd. (a)	59	320
Bosch Limited	1	229
Britannia Industries Ltd	16	780
Cadila Healthcare Ltd.	34	295
Cholamandalam Investment and Finance Company Limited	53	369
Cipla Limited	68	892
Coal India Ltd Govt Of India Undertaking	285	565
Colgate-Palmolive (India) Limited	18	412
Container Corporation	37	348
Dabur India Ltd.	76	581
Divi's Laboratories Ltd.	18	1,070
DLF Limited	84	317
Dr. Reddy's Laboratories Ltd.	17	1,248
Eicher Motors Limited	20	733
Embassy Office Parks REIT	53	252
Exide Industries Limited (a)	63	154
GAIL India Ltd.	243	492
General Insurance Corporation of India (a) (b)	22	62
Gillette India Limited (a)	1	86
Gland Pharma Ltd (a)	3	125
Godrej Consumer Products Limited (a)	51	602
Grasim Industries Ltd	56	1,134
Havells India Limited	34	449
HCL Technologies Ltd.	150	1,998
HDFC Life Insurance Company Limited (b)	106	984
HDFC Asset Management Company Limited	7	288
Hero Motocorp Ltd.	19	738
Hindalco Industries Limited	206	1,038
Hindustan Petroleum Corp. Ltd.	99	392
Hindustan Unilever Ltd.	122	4,074
Housing Development Finance Corp.	248	8,290
ICICI Bank Limited	704	6,002
ICICI Lombard General Insurance Company Limited (b)	29	622
ICICI Prudential Life Insurance Company Limited (b)	53	435
Indian Oil Corporation Limited	346	504
Indraprastha Gas Limited	47	356
Info Edge (India) Limited	10	633
Infosys Ltd.	504	10,712
Interglobe Aviation Limited (a) (b)	13	300
ITC Limited	415	1,136
JSW Steel Limited	138	1,276
Kotak Mahindra Bank Ltd.	151	3,485
L&T Finance Holdings Limited	109	136
Larsen & Toubro Infotech Limited (b)	6	314
Larsen and Toubro Limited	96	1,941
LIC Housing Finances Ltd.	41	259
Lupin Ltd.	32	496
Mahindra & Mahindra Ltd.	128	1,349
Marico Limited	70	501
Maruti Suzuki India Ltd.	18	1,826
Motherson Sumi Systems Ltd.	161	526
Mphasis Limited	11	331
MRF Limited	—	300
Nestle India Ltd.	5	1,197
NMDC Limited	115	286
NTPC Limited	672	1,056
Oil & Natural Gas Corp. Ltd.	524	834
Oracle Financial Services Software Limited	3	159
Page Industries Limited	1	304
Petronet LNG Limited	104	316
Pidilite Industries Limited	21	597
Piramal Enterprises Limited	15	492
Power Finance Corporation Limited	155	269
Power Grid Corporation of India Limited	362	1,134
Punjab National Bank (a)	277	159
Rajesh Exports Limited	18	140
Rec Limited	125	251
Reliance Industries Ltd.	443	12,615
SBI Cards and Payment Services Private Limited (a)	19	252
SBI Life Insurance Company Limited (a) (b)	52	713
Sesa Sterlite Ltd.	170	604
Shree Cement Ltd.	1	480
Shriram Transport Finance Company Limited	25	455
Siemens Limited	12	332
State Bank of India	240	1,359
Sun Pharmaceutical Industries Ltd.	150	1,364
Sun TV Network Limited (a)	11	81
Sundaram Finance Limited	9	336
Tata Consultancy Services Limited	143	6,454
Tata Consumer Products Limited	82	836
Tata Motors Limited (a)	267	1,226
Tata Motors Limited (a)	65	136
Tata Steel Ltd.	101	1,599
Tech Mahindra Limited	83	1,234
Titan Industries Ltd.	59	1,371
Torrent Pharmaceuticals Ltd	6	254
TVS Motor Company Limited	26	219
UltraTech Cement Limited	16	1,475
United Breweries Limited	10	190
United Spirits Limited (a)	38	343
UPL Limited	74	797
Voltas Limited	31	427
Wipro Ltd.	200	1,475
		128,296
Brazil 3.8%
Alupar Investimento S.A.	25	133
American Beverage Co Ambev	610	2,089
Atacadao S/A (a)	54	226
B2W - Companhia Global Do Varejo. (a)	29	390
B3 S.A. - Brasil, Bolsa, Balcao (a)	841	2,827
Banco Bradesco S.A. (a)	197	867
Banco BTG Pactual S.A. (a)	33	797
Banco do Brasil SA (a)	193	1,248
Banco Inter S.A. (a)	80	1,254
BB Seguridade Participacoes S/A	91	424
CCR S.A.	148	400
Centrais Eletricas Brasileiras SA (a)	51	437
Companhia Brasileira de Distribuicao	21	163
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP (a)	46	335
Companhia Energetica de Minas Gerais Cemig (a)	37	108
Companhia Siderurgica Nacional	91	803
Cosan S.A.	136	649
CPFL Energia S/A	24	132
Diagnosticos Da America SA	7	82
Energias do Brasil SA	42	148
Energisa S/A	33	304
ENGIE Brasil Energia S.A. (a)	33	262
Equinor ASA	100	501
Grupo Mateus SA (a)	65	103
Hapvida Participacoes E Investimentos Ltda (b)	145	448
Hypera S.A. (a)	53	364
Itausa Investimentos Itau S.A. (a)	154	353
JBS S/A	127	744
Klabin S.A. (a)	97	511
Localiza Rent A Car S/A (a)	84	1,078
Lojas Americanas S/A	35	145
Lojas Renner S/A. (a)	126	1,124
Magazine Luiza S.A.	362	1,536
Multiplan Empreendimentos Imobiliarios S/A (a)	37	173

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Natura & Co Holding SA (a)	119	1,347
Neoenergia S/A (a)	33	113
Notre Dame Intermedica Participacoes S.A. (b)	73	1,239
Petrobras Distribuidora S/A.	98	522
Petroleo Brasileiro SA (a)	513	3,132
Porto Seguro S.A.	13	134
Raia Drogasil S.A. (a)	156	778
Rede D'or Sao Luiz S.A. (a)	88	1,227
Rumo SA (a)	164	631
Sendas Distribuidora S/A	18	318
Sul America S.A. (a)	41	286
Suzano S.A. (a)	100	1,200
Telefonica Brasil S.A. (a)	60	505
TIM Participações S.A. (a)	108	249
Transmissora Alianca de Energia Eletrica S.A. (a)	47	346
Ultrapar Participacoes S.A.	105	388
Usinas Siderurgicas De Minas Gerais S/A. Usiminas	15	61
Vale S.A. (a)	471	10,687
WEG SA (a)	207	1,399
		45,720
South Africa 3.6%
Absa Group Ltd (a)	101	955
African Rainbow Minerals Ltd.	17	311
Anglo American Platinum Ltd.	8	901
AngloGold Ashanti Ltd.	58	1,075
Aspen Pharmacare Holdings (a)	54	608
AVI Limited	47	231
Bid Corporation (a)	47	1,017
Bidvest Group Ltd.	46	613
Capitec Bank Holdings Ltd.	13	1,489
Clicks Group Ltd.	34	587
Discover Ltd. (a)	59	518
Exxaro Resources Ltd.	34	401
FirstRand Ltd.	718	2,687
Gold Fields Limited	124	1,113
Growthpoint Properties Ltd	503	525
Impala Platinum Holdings Limited	110	1,811
Kumba Iron Ore Ltd	8	337
Life Healthcare Group Holdings (a)	210	334
Mr Price Group	33	493
MTN Group Ltd. (a) (c)	239	1,729
Multichoice Group (c)	62	507
Naspers Ltd. - Class N	60	12,555
Nedbank Group Ltd. (a)	51	613
Northam Platinum (a)	48	732
Old Mutual Public Limited Company	644	608
Pepkor Holdings Ltd (a) (b)	113	159
Pick n Pay Stores Ltd.	43	159
Rand Merchant Investment Holdings Limited	116	254
Remgro Ltd.	70	558
Sanlam Ltd	240	1,032
Santam Limited (a)	4	75
Sasol Ltd. (a)	78	1,195
Shoprite Holdings Ltd.	69	750
Sibanye Stillwater	384	1,607
Standard Bank Group Limited	180	1,609
The Spar Group	29	362
Tiger Brands Limited	25	363
Vodacom Group Limited (c)	99	892
Woolworths Holdings Limited (a)	147	555
		42,320
Russian Federation 2.8%
Bank VTB (Public Joint Stock Company)	680,515	451
Gazprom, Pao	1,658	6,382
Joint Stock Company "Alrosa" (Public Stock Society)	346	637
Public Joint Stock Company "Severstal"	24	525
Public Joint Stock Company "Shareholder Oil Company" Bashneft " (a)	3	63
Public Joint Stock Society "Fosagro" - GDR (b)	14	292
Public Joint Stock Society "Fosagro"	1	63
Public Joint Stock Society "Inter RAO UES"	4,398	282
Public Joint Stock Society "Magnit"	11	784
Public Joint Stock Society "Magnitogorsk Iron And Steel Works"	178	147
Public Joint Stock Society "Moscow Exchange MICEX-RTS"	189	442
Public Joint Stock Society "Novatek"	136	2,997
Public Joint Stock Society "Novolipetsk Iron And Steel Works"	167	527
Public Joint Stock Society "Polyus"	4	805
Public Joint Stock Society "Surgutneftegaz"	1,157	580
Public Joint Stock Society "Tatneft"	207	1,506
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	8	2,805
Public Joint Stock Society Mobile TeleSystems	131	615
Public Joint Stock Society Oil Company "Lukoil"	50	4,642
Public Joint Stock Society Oil Company "Rosneft"	306	2,396
Rostelekom, Pao	109	152
RusHydro JSC	16,182	192
Sberbank of Russia	1,497	6,258
United Company RUSAL PLC (a)	320	218
		33,761
Saudi Arabia 2.5%
Advanced Petrochemical Company	14	279
Al Rajhi Banking and Investment Corporation	168	4,975
Alinma Bank	129	726
Almarai Company	33	563
Arabian Centres Company	13	93
Bank AlBilad	50	494
Bank Aljazira	55	274
Banque Saudi Fransi	80	818
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	11	487
Etihad Etisalat Company	49	437
Jarir Marketing Company	9	496
KeyBank National Association	281	4,315
Rabigh Refining and Petrochemical Company (a)	14	90
Riyad Bank	190	1,342
Santana Mining Inc. (a)	58	983
Saudi Arabian Fertilizer Company	29	923
Saudi Arabian Oil Company	270	2,521
Saudi Basic Industries Corporation	123	3,990
Saudi British Bank	55	464
Saudi Electricity Company	114	732
Saudi Industrial Investment Group	30	285
Saudi Kayan Petrochemical Company (a)	101	486
Saudi Telecom Company	84	2,933
Savola Group	35	401
The National Petrochemical Company	17	197
The Saudi Investment Bank	51	233
Yanbu National Petrochemical Company	38	728
		30,265
Mexico 1.6%
America Movil SAB de CV	3,167	2,383
Arca Continental S.A.B. de C.V.	60	349
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver (a)	406	439
Becle, S.A. de C.V.	83	219
Cemex SAB de CV (a)	2,116	1,786
Coca-Cola FEMSA, S.A.B. de C.V.	63	334
El Puerto de Liverpool SAB de CV	26	116
Fomento Economico Mexicano SAB de CV	253	2,132
Gruma SAB de CV - Class B	30	340
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	52	553
Grupo Aeroportuario del Sureste SAB de CV - Class B	27	492
Grupo Bimbo SAB de CV - Class A	197	433
Grupo Carso SAB de CV	73	228
Grupo Elektra S.A.B. de C.V.	8	635
Grupo Financiero Banorte SAB de CV (a)	332	2,146
Grupo Financiero Inbursa, S.A.B. de C.V.	293	290
Grupo Mexico SAB de CV - Class B (a)	444	2,088
Grupo Televisa S.A.B.	348	996
Industrias Bachoco SAB S.A De C.V - Class B	12	45
Industrias Penoles SAB de CV (a)	18	242
Kimberly-Clark de Mexico SAB de CV - Class A	200	355
Orbia Advance Corporation, S.A.B. de C.V.	136	356

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Promotora y Operadora de Infraestructura SAB de CV	30	239
Wal - Mart de Mexico, S.A.B. de C.V.	688	2,246
		19,442
Thailand 1.6%
Advanced Info Service PLC. - NVDR	155	829
Airports of Thailand PCL - NVDR	603	1,169
Asset World Corp Public Company Limited - NVDR (a)	1,346	183
B.Grimm Power Public Company Limited - NVDR	118	155
Bangkok Bank PCL - NVDR	73	259
Bangkok Bank PCL	8	28
Bangkok Commercial Asset Management Public Company Limited - NVDR	235	137
Bangkok Dusit Medical Services Public Company Limited. - NVDR	596	429
Bangkok Expressway and Metro Public Company Limited - NVDR (c)	1,226	312
Bank of Ayudhya Public Company Limited - NVDR	189	185
Banpu PCL - NVDR	348	170
Banpu Power Public Company Limited - NVDR	75	42
Berli Jucker PCL - NVDR	180	195
BTS Group Holdings Public Company Limited	23	7
BTS Group Holdings Public Company Limited - NVDR	1,140	333
Bumrungrad Hospital Public Company Limited - NVDR	68	273
Bumrungrad Hospital Public Company Limited	8	33
Carabao Group Public Co., Ltd. - NVDR	65	287
Central Pattana Public Company Limited - NVDR	201	330
Central Retail Corporation Limited (a)	334	350
Charoen Pokphand Foods PCL - NVDR	485	402
Charoen Pokphand Foods Public Company Limited	56	46
CP ALL Public Company Limited - NVDR	621	1,164
Delta Electronics Thailand PCL - NVDR	63	1,141
DMS Investment Management Services (UK) Limited - NVDR	37	40
Electricity Generating PCL - NVDR (c)	30	166
Energy Absolute Public Company Limited - NVDR (c)	238	456
Global Power Synergy Public Company Limited - NVDR	116	266
Gulf Energy Development Public Company Limited	8	8
Gulf Energy Development Public Company Limited - NVDR	668	715
Home Product Center PCL - NVDR	641	289
Home Product Center PCL	27	12
Indorama Ventures Public Company Limited - NVDR	262	335
Intouch Holdings Public Company Limited - NVDR	228	463
IRPC PCL - NVDR	1,111	134
Kasikornbank PCL - NVDR	157	582
Kerry Express (Thailand) Public Company Limited - NVDR	64	77
Kiatnakin Phatra Bank Public Company Limited - NVDR	24	42
Krung Thai Bank PCL - NVDR	555	186
Krungthai Card Public Company Limited - NVDR	117	245
Land and Houses Public Company Limited - NVDR	770	191
Minor International PCL (a)	309	290
MK Restaurant Group Public Company Limited - NVDR	27	44
Muangthai Leasing Public Company Limited - NVDR	96	172
Muangthai Leasing Public Company Limited	7	13
Osotspa Public Company Limited - NVDR	112	132
PTT Exploration And Production Public Company Limited	174	637
PTT Global Chemical Public Company Limited	215	398
PTT Public Company Limited	1,101	1,353
RATCH Group Public Company Limited - NVDR	79	113
SCG Paper Public Company Limited - NVDR	164	318
Siam Cement PCL - NVDR	45	602
Siam City Cement Public Company Limited - NVDR	9	46
Siam Global House Public Company Limited - NVDR	303	196
Sri Trang Gloves (Thailand) Public Company Limited - NVDR	137	180
Srisawad Corporation Public Company Limited - NVDR	124	266
Thai Oil Public Company Limited - NVDR	134	229
Thai Union Frozen Products PCL - NVDR	405	251
The Siam Commercial Bank Public Company Limited	182	559
TISCO Financial Group Public Company Limited - NVDR	53	147
TMB Bank Public Company Limited - NVDR	6,452	226
TOA Paint (Thailand) Company Limited - NVDR	45	46
Total Access Communication Public Company Limited - NVDR	133	127
TPI Polene Power Company Limited - NVDR	398	55
True Corp. PCL - NVDR (c)	2,133	212
TTW Public Company Limited - NVDR	121	44
VGI Public Company Limited - NVDR	391	74
		19,396
Malaysia 1.5%
AMMB Holdings Bhd (a)	247	176
Axiata Group Berhad	623	563
BIMB Holdings Berhad	99	93
Bursa Malaysia Berhad	78	149
CIMB Group Holdings Bhd	977	1,087
Dialog Group Berhad	658	459
DiGi.Com Bhd	430	429
Fraser & Neave Holdings Bhd	18	117
Gamuda Bhd (a)	340	257
Genting Berhad	334	397
Genting Malaysia Berhad	397	266
Genting Plantations Bhd	49	84
HAP Seng Consolidated Bhd	89	167
Hartalega Holdings Berhad	257	456
Hong Leong Bank Bhd	119	537
Hong Leong Financial Group Bhd	38	161
IHH Healthcare Berhad	411	542
IJM Corp. Bhd	382	165
IOI Corporation Berhad	476	431
IOI Properties Group Berhad	254	69
KLCC Property Holdings Berhad	80	129
Kossan Rubber Industries Bhd (a)	170	132
Kuala Lumpur Kepong Bhd	76	374
Kumpulan Sime Darby Berhad	333	175
Lotte Chemical Titan Holding Berhad (b)	77	52
Malayan Banking Berhad	899	1,756
Malaysia Airports Holdings Bhd (a)	149	214
Maxis Communications Berhad	289	307
MISC Bhd	171	279
Mr D.I.Y. Group (M) Berhad	154	134
My E.G. Services Berhad	283	122
Nestle Bhd	8	263
Petronas Chemicals Group Berhad	321	624
Petronas Dagangan Bhd	49	220
Petronas Gas Bhd	116	434
PPB Group Bhd	94	415
Press Metal Aluminium (Australia) Pty Ltd	403	464
Public Bank Berhad	2,114	2,098
QL Resources Berhad	149	203
RHB Bank Bhd	256	334
Sime Darby Plantation Berhad	328	315
Supermax Corporation Berhad (a)	229	182
Telekom Malaysia Bhd	250	366
Tenaga Nasional Bhd	390	921
Top Glove Corporation Bhd	703	704
Westports Holdings Berhad	128	130
YTL Corp. Bhd (a)	662	105
YTL Power International Berhad (a)	372	62
		18,119
Indonesia 1.3%
Bank Mandiri Persero Tbk PT	2,625	1,070
Bank Negara Indonesia Persero Tbk PT	1,056	338
Bank Rakyat Indonesia Persero Tbk PT	7,316	1,994
Charoen Pokphand Indonesia Tbk PT	1,014	438
Gudang Garam Tbk PT (a)	67	205

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Indofood Sukses Makmur Tbk	607	259
Mayora Indah, Pt Tbk	602	96
PT Adaro Energy Tbk	2,188	182
PT Astra International Tbk	2,817	962
PT Bank Jago Tbk (a)	458	430
PT Bank Pan Indonesia Tbk (a)	663	36
PT Bank Permata Tbk (a)	45	6
PT Bank Syariah Indonesia TBK (a)	810	129
PT Barito Pacific Tbk	3,687	218
PT Chandra Asri Petrochemical TBK	261	177
PT Indah Kiat Pulp & Paper Tbk	344	177
PT Indocement Tunggal Prakarsa Tbk	234	167
PT Indofood Sukses Makmur Tbk	406	228
PT Jasa Marga (Persero) Tbk.	194	47
PT Kalbe Farma Tbk	2,908	282
PT Merdeka Copper Gold, Tbk. (a)	1,287	261
PT Mitra Keluarga Karyasehat Tbk	614	119
PT Pabrik Kertas Tjiwi Kimia Tbk	147	80
PT Pakuwon Jati Tbk (a)	1,275	39
PT Sarana Menara Nusantara Tbk	3,350	287
PT Tambang Batubara Bukit Asam Tbk	720	100
PT Vale Indonesia Tbk	370	118
PT XL Axiata Tbk.	320	59
PT. Bank Central Asia Tbk	1,525	3,175
PT. Elang Mahkota Teknologi Tbk. (a)	1,981	343
PT. Sumber Alfaria Trijaya, Tbk	1,852	160
Semen Gresik Persero Tbk PT	408	268
Telekomunikasi Indonesia (Persero), PT TBK	6,692	1,454
Tower Bersama Infrastructure Tbk PT	1,106	245
Transcoal Pacific	110	67
Unilever Indonesia Tbk PT	901	308
United Tractors Tbk PT	228	319
		14,843
Hong Kong 1.2%
Agile Group Holdings Limited (c)	196	254
BBMG Corporation - Class H	273	51
Bosideng International Holdings Limited	454	326
China Everbright International Ltd.	566	321
China Gas Holdings Ltd.	313	957
China Mengniu Dairy Company Limited	374	2,262
China Molybdenum Co.,Ltd - Class H	431	257
China Resources Cement Holdings Limited	320	304
COSCO SHIPPING Energy Transportation Co., Ltd. - Class H	120	56
COSCO SHIPPING Holdings Co., Ltd. - Class H (a)	347	878
Dali Foods Group Company Limited (b)	297	177
Datang International Power Generation Co. Ltd. - Class H	364	61
Hanergy Thin Film Power Group Limited (a) (d)	3,098	—
Hansoh Pharmaceutical Group Company Limited (b)	150	655
Hopson Development Holdings Limited	96	441
Huadian Power International Corp. Ltd. - Class H	182	59
Kingboard Chemical Holdings Ltd.	97	538
Kingboard Laminates Holdings Limited	139	311
Lee & Man Paper Manufacturing Ltd.	203	155
Metallurgical Corporation of China Ltd. - Class H	410	96
Nine Dragons Paper (Holdings) Limited	283	363
Orient Overseas (International) Limited	21	455
Shenzhen Investment Ltd.	484	149
Shimao Property Holdings Limited	168	411
Sino Biopharmaceutical Limted	1,413	1,389
Sinotruk (Hong Kong) Limited	93	198
Sun Art Retail Group Limited	272	204
Wharf Holdings Ltd.	201	765
Xinyi Glass Holdings Limited	352	1,438
Yuexiu Property Company Limited (a)	213	225
Zhongsheng Group Holdings Limited	71	587
Zoomlion Heavy Industry Science and Technology Co.,Ltd - Class H	175	183
		14,526
United Arab Emirates 0.8%
Abu Dhabi Commercial Bank PJSC	371	695
ABU DHABI ISLAMIC BANK	130	194
Abu Dhabi National Oil Company	332	391
ALDAR Properties PJSC	571	594
Dubai Islamic Bank PJSC	248	326
Emaar Development LLC (a)	105	106
Emaar Malls PJSC (a)	263	146
Emaar Properties PJSC	509	577
Emirates NBD Bank PJSC	169	609
Emirates Telecommunications Group Co. PJSC	233	1,395
First Abu Dhabi Bank PJSC	607	2,763
International Holdings Limited (a)	44	1,429
		9,225
Philippines 0.8%
Aboitiz Equity Ventures Inc.	293	252
Aboitiz Power Corporation	233	117
AC Energy Corporation	476	81
Alliance Global Group Inc.	360	75
Ayala Corporation	31	512
Ayala Land Inc.	882	651
Bank of the Philippine Islands	258	468
BDO Unibank, Inc.	224	519
Bloomberry Resorts Corporation	426	57
Converge Information and Communications Technology Solutions, Inc. (a)	131	61
Emperador Inc. (a)	210	55
First Gen Corporation	69	42
Globe Telecom Inc.	4	133
GT Capital Holdings, Inc.	10	127
International Container Terminal Services Inc.	113	379
JG Summit Holdings Inc.	403	512
Jollibee Foods Corp.	58	254
LT Group, Inc.	324	86
Manila Electric Company	31	177
Megaworld Corp.	1,847	123
Metro Pacific Investments Corporation	2,401	193
Metropolitan Bank & Trust Co.	300	300
PLDT Inc.	12	315
Puregold Price Club, Inc.	147	122
Robinsons Land Corp.	200	71
Robinsons Retail Holdings, Inc.	49	54
San Miguel Corporation	45	109
San Miguel Food and Beverage, Inc. - Class B	81	135
Security Bank Corp.	29	70
SM Investments Corp	66	1,358
SM Prime Holdings Inc.	1,548	1,156
Universal Robina Corp.	129	381
		8,945
Qatar 0.7%
Barwa Real Estate Company Q.P.S.C	242	195
Commercial Bank of Qatar QSC	262	373
Doha Bank	213	162
Industries Qatar QSC	284	1,013
Masraf Al Rayan (Q.P.S.C.)	539	649
Mesaieed Petrochemical Holding Company Q.S.C.	586	298
Ooredoo QSC	105	207
Qatar Electricity & Water Co.	71	319
Qatar Fuel Company Q.P.S.C. (WOQOD)	66	318
Qatar Gas Transport Company Ltd.	232	188
Qatar Insurance Co. (a)	213	143
Qatar International Islamic Bank	100	251
Qatar Islamic Bank SAQ	165	770
Qatar National Bank	604	2,929
Qatar Navigation Q.P.S.C.	75	148
		7,963
Kuwait 0.5%
Agility Public Warehousing Company KSCP	188	573
Ahli United Bank K.S.C.P (a)	85	84
Boubyan Bank K.S.C.P (a)	133	323
Gulf Bank K.S.C.P.	259	218
Kuwait Finance House K.S.C.P.	681	1,718
Mabanee Company (K.P.S.C)	70	167
Mobile Telecommunications Company K.S.C. P	276	540
National Bank of Kuwait S.A.K.P.	990	2,791
		6,414

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Chile 0.4%
AES Gener SA (a)	448	61
Aguas Andinas SA - Class A	355	74
Banco de Chile	6,675	659
Banco de Credito e Inversiones	7	310
Banco Santander-Chile	8,321	416
Cencosud S.A.	180	358
Cencosud Shopping S.A.	62	101
Cia Cervecerias Unidas SA	20	198
Colbun SA	916	127
Empresas CMPC SA	147	348
Empresas COPEC SA	46	443
Enel Americas SA	2,902	424
Enel Chile S.A.	4,057	233
ENTEL Chile SA	17	92
Itau Corpbanca (a)	20,528	56
Parque Arauco SA	90	127
Quiñenco S.A.	40	87
S.A.C.I. Falabella	113	502
Vina Concha y Toro S A (a)	64	110
		4,726
Turkey 0.4%
Akbank Turk Anonim Sirketi - Class A	439	267
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi - Class A	17	43
Arcelik A.S. - Class A	41	139
Aselsan Inc. - Class A	69	116
BIM Birlesik Magazalar A.S. - Class A	67	476
Coca-Cola Icecek Anonim Sirketi - Class A	7	64
Enerjisa Enerji Anonim Sirketi	36	43
Enka Insaat ve Sanayi AS - Class A	247	265
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	177	367
Ford Otomotiv Sanayi Anonim Sirketi - Class A	9	176
Haci Omer Sabanci Holding A.S. - Class A	170	174
Koc Holding A.S. - Class A	151	318
Petkim Petrokimya Holding AS - Class A (a)	134	81
SASA Polyester Sanayi A.S. - Class A (a)	15	45
Tofas Turk Otomobil Fabrikasi Anonim Sirketi - Class A	12	41
Turk Hava Yollari A.O. - Class A (a)	105	162
Turk Telekomunikasyon A/S - Class A	57	44
Turkcell Iletisim Hizmetleri Anonim Sirketi - Class A	166	307
Turkiye Garanti Bankasi A.S. - Class A	324	310
Turkiye Is Bankasi Anonim Sirketi - Class C	257	151
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A (a)	15	163
Turkiye Sise ve Cam Fabrikalari A.S. - Class A	211	186
Turkiye Vakiflar Bankasi Tao - Class A (a)	108	43
Yapi ve Kredi Bankasi A.S. - Class A	430	107
		4,088
Hungary 0.2%
Chemical Works of Gedeon Richter Plc.	20	540
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag (a)	62	496
OTP Bank Plc (a)	31	1,677
		2,713
Colombia 0.2%
Bancolombia SA	45	313
Cementos Argos S.A.	66	95
Corporacion Financiera Colombiana S.A. (a)	12	97
Ecopetrol S.A.	706	512
Grupo Argos S A	46	124
Grupo de Inversiones Suramericana S.A.	34	168
Grupo Energia Bogota S.A. ESP	349	239
Grupo Nutresa S.A.	34	200
Interconexion Electrica SA	59	347
		2,095
Greece 0.2%
Eurobank Ergasias Services And Holdings S.A - Class R (a)	324	326
Hellenic Duty Free Shops S.A. - Class R (a) (d)	9	—
Hellenic Petroleum S.A. - Class R	7	47
Hellenic Telecommunications Organization SA - Class R	32	529
Jumbo S.A. - Class R	14	236
Motor Oil Hellas Corinth Refineries SA - Class R (a)	7	124
National Bank of Greece SA - Class R (a)	70	201
OPAP SA - Class R	25	379
		1,842
Czech Republic 0.1%
CEZ A/S	23	683
Komercni Banka A/S (a)	10	336
MONETA Money Bank, a.s. (b)	76	289
O2 Czech Republic a.s. - Class R	8	100
		1,408
Bermuda 0.1%
Credicorp Ltd. (a)	9	1,092
Egypt 0.1%
Commercial International Bank Egypt SAE	192	641
Eastern Tobacco Co.	122	91
Telecom Egypt.	60	52
		784
Pakistan 0.0%
Habib Bank Limited	92	71
Mari Petroleum Company Limited (a)	4	42
MCB Bank Ltd. - Class B	89	91
Oil & Gas Development Co. Ltd.	80	49
Pakistan Petroleum Limited	91	50
		303
Luxembourg 0.0%
Reinet Investments S.C.A. (a)	15	293
Singapore 0.0%
BOC Aviation Limited (b)	33	279
Peru 0.0%
Alicorp S.A.A.	47	78
Inretail Peru Corp. (b)	4	128
Intercorp Financial Services Inc.	2	57
		263
Total Common Stocks (cost $1,014,405)		1,146,881
PREFERRED STOCKS 2.3%
Brazil 1.3%
Banco Bradesco S.A. (a) (f)	659	3,404
Braskem S.A - Series A (a)	26	304
Centrais Eletricas Brasileiras SA (a)	30	261
Companhia Energetica de Minas Gerais Cemig (a)	141	345
Gerdau SA	149	886
Itau Unibanco Holding S.A. (f)	665	3,982
Itausa - Investimentos Itau SA (a)	624	1,400
Lojas Americanas SA (a) (f)	123	531
Petroleo Brasileiro S/A Petrobras. (a) (f)	629	3,719
Usinas Siderurgicas De Minas Gerais S/A. Usiminas	50	193
		15,025
South Korea 0.8%
Amorepacific Corporation	1	92
CJ CheilJedang Corp.	—	48
Hyundai Motor Co.	3	287
Hyundai Motor Co.	5	486
Hyundai Motor Company (a)	—	30
Kumho Petrochemical Co., Ltd.	—	32
LG Chem Ltd.	1	354
LG Corp. (a)	—	29
LG Electronics Inc. (a)	2	163
LG Household & Health Care Ltd.	—	185
Samsung Electro-Mechanics Co., Ltd.	—	29
Samsung Electronics Co. Ltd.	112	7,353
Samsung Fire & Marine Insurance Company	—	48
Samsung SDI Co., Ltd., 1.00% (g)	—	75
		9,211
Russian Federation 0.1%
Public Joint Stock Company "Shareholder Oil Company" Bashneft " (a)	3	43
Public Joint Stock Society "Surgutneftegaz"	1,025	649

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Public Joint Stock Society "Tatneft" Named After V.D. Tire	17	119
Public Joint Stock Society "Transneft"	—	510
Sberbank of Russia	115	443
		1,764
Chile 0.1%
Sociedad Quimica y Minera de Chile SA - Preferred Class B	20	922
Colombia 0.0%
Bancolombia SA	59	427
Grupo Aval Acciones y Valores S.A.	508	146
Grupo de Inversiones Suramericana S.A.	15	66
		639
Total Preferred Stocks (cost $25,351)		27,561
RIGHTS 0.0%
Thailand 0.0%
PTT Oil And Retail Business Public Company Limited (a)	383	366
China 0.0%
Legend Holdings Corporation (a) (d)	7	—
Total Rights (cost $381)		366
CORPORATE BONDS AND NOTES 0.0%
India 0.0%
Britannia Industries Ltd
8.00%, 08/28/22, INR	17	8
Total Corporate Bonds And Notes (cost $0)		8
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 0.01% (h) (i)	17,366	17,366
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (h) (i)	4,201	4,201
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.01%, 09/09/21 (j) (k)	746	746
0.03%, 05/19/22 (j) (k)	176	176
		922
Total Short Term Investments (cost $22,489)		22,489
Total Investments 100.2% (cost $1,062,626)		1,197,305
Other Derivative Instruments (0.0)%		(159)
Other Assets and Liabilities, Net (0.2)%		(1,865)
Total Net Assets 100.0%		1,195,281

(a)  Non-income producing security.

(b)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c)  All or a portion of the security was on loan as of June 30, 2021.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $1,244 and 0.1% of the Fund.

(f)  Convertible security.

(g)  Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h)  Investment in affiliate.

(i)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(j)  All or a portion of the security is pledged or segregated as collateral.

(k)  The coupon rate represents the yield to maturity.

JNL Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	333	September 2021	22,670	(159)	54

JNL Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/26/21	39,048	57,150	4.8
AU Small Finance Bank Limited	04/28/21	307	287	—
Autohome Inc.	06/18/21	407	419	—
Avenue Supermarts Limited	04/28/21	844	969	0.1
Baidu, Inc. - Class A	06/18/21	6,905	7,543	0.6
Bandhan Bank Limited	04/28/21	425	436	—
BeiGene, Ltd.	04/26/21	1,436	1,959	0.2
Bii Group Holdings Ltd.	06/18/21	201	195	—
BOC Aviation Limited	04/26/21	245	279	—
Cansino Biologics Inc. - Class H	06/18/21	285	329	—
China East Education Holdings Limited	04/26/21	146	105	—
China Feihe Limited	04/26/21	1,007	856	0.1
China General Nuclear Power Corporation - Class H	04/26/21	462	333	—
China Huarong Asset Management Co., Ltd. - Class H	04/26/21	802	235	—
China International Capital Corporation (Hong Kong) Limited - Class H	04/26/21	362	463	0.1
China Literature Limited	04/26/21	490	576	0.1
China Merchants Securities Co.,Ltd. - Class H	04/26/21	163	161	—
China Resources Mixc Lifestyle Services Limited	06/18/21	463	524	0.1
China Resources Pharmaceutical Group Limited	04/26/21	343	161	—
China Tower Corporation Limited - Class H	04/26/21	1,072	883	0.1
China Zheshang Bank Co., Ltd. - Class H	05/20/21	10	12	—
Dali Foods Group Company Limited	04/26/21	214	177	—
Everbright Securities Company Limited - Class H	05/20/21	57	57	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/26/21	366	627	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ganfeng Lithium Co., Ltd. - Class H	04/26/21	223	267	—
General Insurance Corporation of India	06/18/21	60	62	—
Guotai Junan Securities Co., Ltd. - Class H	04/26/21	135	134	—
Haidilao International Holding Ltd.	04/26/21	579	577	0.1
Hansoh Pharmaceutical Group Company Limited	04/26/21	688	655	0.1
Hapvida Participacoes E Investimentos Ltda	04/26/21	392	448	0.1
HDFC Life Insurance Company Limited	04/28/21	967	984	0.1
Huatai Securities Co.,Ltd. - Class H	04/26/21	446	320	—
ICICI Lombard General Insurance Company Limited	04/28/21	569	622	0.1
ICICI Prudential Life Insurance Company Limited	04/28/21	374	435	—
Innovent Biologics, Inc. - Class B	04/26/21	535	1,366	0.1
Inretail Peru Corp.	05/19/21	150	128	—
Interglobe Aviation Limited	04/28/21	287	300	—
JD Health International Inc.	06/18/21	679	706	0.1
Jinxin Fertility Group Limited	04/26/21	241	349	—
Joinn Laboratories (China) Co., Ltd. - Class H	06/18/21	117	129	—
Kuaishou Technology	06/18/21	2,829	2,879	0.3
Larsen & Toubro Infotech Limited	04/28/21	301	314	—
Lotte Chemical Titan Holding Berhad	04/26/21	53	52	—
Meituan Dianping - Class B	04/26/21	11,284	23,743	2.0
Microport Cardioflow Medtech Corporation	06/18/21	158	164	—
Ming Yuan Cloud Group Holdings Limited	04/26/21	397	368	—
MONETA Money Bank, a.s.	04/26/21	256	289	—
New Oriental Education & Technology Group Inc.	06/18/21	1,545	1,635	0.2
Nongfu Spring Co., Ltd. - Class H	04/26/21	1,218	1,091	0.1
Notre Dame Intermedica Participacoes S.A.	04/26/21	1,085	1,239	0.1
Orient Securities Company Limited - Class H	05/20/21	57	65	—
Pepkor Holdings Ltd	04/26/21	133	159	—
Ping An Healthcare and Technology Company Limited	04/26/21	796	967	0.1
POP MART International Group Limited	06/18/21	278	324	—
Postal Savings Bank of China Co., Ltd. - Class H	04/26/21	754	837	0.1
Public Joint Stock Society "Fosagro"	04/26/21	206	292	—
Qingdao Port International Co., Ltd. - Class H	04/26/21	45	39	—
Red Star Macalline Group Corporation Ltd. - Class H	05/20/21	57	69	—
SBI Life Insurance Company Limited	04/28/21	656	713	0.1
Shandong Gold Group Co., Ltd. - Class H	04/26/21	171	134	—
Shanghai Junshi Biosciences Co.,Ltd. - Class H	06/18/21	70	65	—
Shenwang Hongyuan Group Co., Ltd - Class H	05/20/21	58	53	—
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. - Class H	05/20/21	57	56	—
Shimao Property Holdings Limited	04/26/21	255	340	—
Smoore International Holdings Limited	04/26/21	1,654	1,285	0.1
Sunac Services Holdings Limited	06/18/21	300	346	—
Tongcheng-Elong Holdings Limited	04/26/21	274	364	—
Topsports International Holdings Limited	04/26/21	183	260	—
WuXi AppTec Co., Ltd. - Class H	04/26/21	438	1,178	0.1
Wuxi Biologics Cayman Inc	04/26/21	2,475	8,233	0.7
Zto Express Co., Ltd.	06/18/21	2,497	2,558	0.2
		93,042	132,329	11.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Emerging Markets Index Fund
Assets - Securities
Common Stocks	136,985	1,009,154	742	1,146,881
Preferred Stocks	27,561	—	—	27,561
Rights	—	366	—	366
Corporate Bonds And Notes	—	8	—	8
Short Term Investments	21,567	922	—	22,489
	186,113	1,010,450	742	1,197,305
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	54	—	—	54
	54	—	—	54

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL International Index Fund
COMMON STOCKS 97.0%
Japan 25.0%
ABC-Mart Inc.	5	275
Acom Co. Ltd.	60	262
Advance Residence Investment Corp.	—	700
Advantest Corporation	30	2,666
AEON Co. Ltd.	130	3,505
AEON Financial Service Co. Ltd.	14	172
AEON Mall Co. Ltd.	14	218
Air Water Inc.	35	536
Aisin Seiki Co. Ltd.	27	1,167
Ajinomoto Co. Inc.	82	2,135
Alfresa Holdings Corp.	32	479
All Nippon Airways Co. Ltd. (a)	24	569
ALPS Alpine Co. Ltd.	31	327
Amada Co. Ltd.	54	550
Aozora Bank, Ltd. (b)	18	404
Asahi Breweries Ltd. (b)	72	3,367
Asahi Glass Co. Ltd. (b)	34	1,422
Asahi Intecc Co., Ltd.	34	815
Asahi Kasei Corp.	209	2,297
Asics Corp.	29	735
Astellas Pharma Inc.	278	4,839
Bandai Namco Holdings Inc.	33	2,293
Bank of Kyoto Ltd.	11	523
Benesse Holdings Inc.	11	264
Bridgestone Corp. (b)	92	4,178
Brother Industries Ltd.	39	785
Calbee,Inc.	17	404
Canon Inc. (b)	159	3,599
Canon Marketing Japan Inc.	7	158
Casio Computer Co. Ltd.	35	584
Central Japan Railway Co.	31	4,703
China Bank Ltd.	112	678
Chubu Electric Power Co. Inc.	108	1,318
Chugai Pharmaceutical Co. Ltd.	95	3,775
Chugoku Electric Power Co. Inc.	49	452
Coca-Cola Bottlers Japan Holdings Inc. (b)	23	360
Concordia Financial Group, Ltd.	182	671
COSMOS Pharmaceutical Corporation	3	484
CyberAgent Inc.	61	1,309
Dai Nippon Printing Co. Ltd.	42	896
Daicel Corp.	37	307
Daifuke Co. Ltd.	19	1,722
Dai-ichi Life Holdings, Inc.	170	3,132
Daiichi Sankyo Company, Ltd	273	5,889
Daikin Industries Ltd.	44	8,138
Dainippon Sumitomo Pharma Co. Ltd.	26	549
Daito Trust Construction Co. Ltd.	10	1,136
Daiwa House Industry Co. Ltd.	100	3,005
Daiwa House REIT Investment Corporation	—	886
Daiwa Securities Group Inc.	226	1,243
Dena Co., Ltd.	11	232
Denso Corp.	77	5,282
Dentsu Inc. (b)	36	1,297
DIC Corp.	11	273
Disco Corp.	4	1,339
East Japan Railway Co.	57	4,046
Eisai Co. Ltd.	44	4,346
Electric Power Development Co., Ltd. - Class D	26	379
Ezaki Glico Co.,Ltd. (b)	9	328
Fanuc Ltd.	28	6,824
Fast Retailing Co. Ltd.	10	7,309
Fuji Electric Holdings Co. Ltd.	22	1,041
Fuji Media Holdings, Inc.	6	62
FUJIFILM Holdings Corp.	60	4,418
Fujitsu Ltd.	28	5,227
Fukuoka Financial Group, Inc.	29	511
GLP J-REIT	1	1,124
GMO Payment Gateway, Inc.	6	831
Hakuhodo DY Holdings Incorporated	45	702
Hamamatsu Photonics KK	22	1,324
Hankyu Hanshin Holdings Inc.	38	1,180
Harmonic Drive Systems Inc.	6	340
Haseko Corp.	38	519
Hikari Tsushin Inc.	3	526
Hino Motors Ltd.	43	376
Hirose Electric Co. Ltd.	5	715
Hisamitsu Pharmaceutical Co. Inc.	13	635
Hitachi Construction Machinery Co. Ltd.	15	460
Hitachi Ltd.	144	8,241
Hitachi Metals Ltd. (a)	28	541
Honda Motor Co. Ltd.	256	8,183
Hoshizaki Corporation	9	765
Hoya Corp.	56	7,337
Hulic Co. Ltd.	75	846
IBIDEN Co., Ltd.	20	1,073
Idemitsu Kosan Co., Ltd.	37	896
Iida Group Holdings Co., Ltd.	28	718
Inpex Corporation	163	1,217
Isetan Mitsukoshi Holdings Ltd.	61	423
Isuzu Motors Ltd.	92	1,219
ITOCHU Corp.	210	6,012
ITOCHU Techno-Solutions Corporation	14	427
IZUMI Co., Ltd.	6	222
J.Front Retailing Co., Ltd.	42	369
Japan Airlines Co., Ltd (a)	22	472
Japan Airport Terminal Co. Ltd. (a)	13	575
Japan Exchange Group Inc.	81	1,790
Japan Post Holdings Co., Ltd.	222	1,820
Japan Post Insurance Co., Ltd.	30	559
Japan Prime Realty Investment Corp.	—	565
Japan Real Estate Investment Corp.	—	1,280
Japan Retail Fund Investment Corp.	1	1,134
Japan Tobacco Inc. (b)	164	3,095
JFE Holdings Inc.	87	1,020
JGC Holding Corporation	39	368
JS Group Corp.	43	1,123
JSR Corp.	32	969
JTEKT Corp.	38	387
JXTG Holdings, Inc.	483	2,028
Kajima Corp.	74	945
Kakaku.com Inc.	19	568
Kamigumi Co. Ltd.	15	296
Kaneka Corp.	10	416
Kansai Electric Power Co. Inc.	124	1,181
Kansai Paint Co. Ltd.	39	984
Kao Corp.	72	4,436
Kawasaki Heavy Industries Ltd.	25	546
KDDI Corp.	245	7,619
Keihan Holdings Co. Ltd. (b)	16	496
Keikyu Corp.	42	515
Keio Corp.	18	1,076
Keisei Electric Railway Co. Ltd.	26	838
Kewpie Corporation	18	414
Keyence Corp.	28	14,106
Kikkoman Corp.	29	1,910
Kinden Corp.	21	341
Kintetsu Corp. (a)	29	1,011
Kirin Holdings Co. Ltd.	130	2,529
Kobayashi Pharmaceutical Co. Ltd.	8	709
Kobe Bussan Co., Ltd.	18	573
Koito Manufacturing Co. Ltd.	19	1,194
Komatsu Ltd.	145	3,606
Konami Corp.	15	898
Kose Corp.	5	816
K's Holdings Corporation	30	342
Kubota Corp. (b)	171	3,461
Kuraray Co. Ltd. (b)	54	516
Kurita Water Industries Ltd.	16	774
Kyocera Corp.	52	3,233
Kyowa Kirin Co., Ltd.	38	1,346
Kyushu Electric Power Co. Inc.	72	553
Kyushu Railway Company	24	540
Lasertec Corporation	11	2,213
Lawson Inc.	7	310
Lion Corp.	45	769
M3, Inc.	64	4,641

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Mabuchi Motor Co. Ltd.	9	332
Makita Corp.	42	1,967
Marubeni Corp.	247	2,151
Marui Group Co. Ltd.	34	639
Maruichi Steel Tube Ltd.	10	236
Matsumotokiyoshi Holdings Co., Ltd.	14	635
Mazda Motor Corp.	90	852
McDonald's Holdings Co. Japan Ltd.	9	415
Mebuki Financial Group, Inc.	180	380
Medipal Holdings Corp.	32	607
Meiji Holdings Co., Ltd.	22	1,305
Mercari, Inc. (a)	15	795
Minebea Mitsumi Inc.	64	1,692
MISUMI Group Inc.	43	1,438
Mitsubishi Chemical Holdings Corporation	211	1,778
Mitsubishi Corp.	211	5,763
Mitsubishi Electric Corp.	321	4,649
Mitsubishi Estate Co. Ltd.	209	3,364
Mitsubishi Gas Chemical Co. Inc.	31	660
Mitsubishi Heavy Industries Ltd.	51	1,494
Mitsubishi Logistics Corporation.	12	366
Mitsubishi Materials Corp.	20	399
Mitsubishi Motors Corp. (a)	89	252
Mitsubishi UFJ Financial Group Inc.	1,926	10,397
Mitsubishi UFJ Lease & Finance Co. Ltd.	120	643
Mitsui & Co. Ltd.	243	5,493
Mitsui Chemicals Inc.	31	1,060
Mitsui Fudosan Co. Ltd.	145	3,346
Mitsui OSK Lines Ltd.	18	866
Mizuho Financial Group Inc.	380	5,435
MonotaRO Co., Ltd.	37	871
MS&AD Insurance Group Holdings, Inc.	72	2,085
Murata Manufacturing Co. Ltd.	96	7,271
Nabtesco Corp. (b)	19	710
Nagoya Railroad Co. Ltd.	30	554
Nankai Electric Railway Co., Ltd.	17	369
NEC Corp.	41	2,105
NEC Electronics Corp. (a)	195	2,098
NEXON Co.,Ltd.	68	1,508
NGK Insulators Ltd.	41	694
NGK Spark Plug Co. Ltd.	26	386
Nidec Corp.	82	9,428
Nihon M & A Center Inc.	44	1,130
Nikon Corp.	53	564
Nintendo Co. Ltd.	18	10,292
Nippon Building Fund Inc.	—	1,554
Nippon Express Co. Ltd.	13	1,000
Nippon Meat Packers Inc.	16	607
Nippon Paint Co. Ltd.	217	2,923
Nippon Shinyaku Co., Ltd.	9	730
Nippon Steel Corporation	142	2,406
Nippon Telegraph & Telephone Corp.	193	5,018
Nippon Television Holdings Inc.	2	19
Nippon Yusen KK	26	1,300
Nissan Chemical Industries Ltd.	22	1,057
Nissan Motor Co., Ltd. (a)	360	1,791
Nisshin Seifun Group Inc.	40	581
Nissin Foods Holdings Co. Ltd.	13	923
Nitori Co. Ltd.	13	2,300
Nitto Denko Corp.	24	1,758
Nomura Holdings Inc.	422	2,154
Nomura Real Estate Holdings, Inc.	17	430
Nomura Real Estate Master Fund. Inc.	1	1,134
Nomura Research Institute Ltd.	59	1,936
NSK Ltd.	74	629
NTT Data Corp.	97	1,510
Obayashi Corp.	108	862
Obic Co. Ltd.	10	1,865
Odakyu Electric Railway Co. Ltd.	52	1,319
OJI Holdings Corp.	152	871
Olympus Corp.	192	3,817
Omron Corp.	31	2,436
Ono Pharmaceutical Co. Ltd.	74	1,644
Oracle Corp. Japan	5	352
Orient Corporation	75	98
Oriental Land Co. Ltd.	34	4,808
ORIX Corp.	193	3,253
Orix J-REIT Inc.	—	806
Osaka Gas Co. Ltd.	63	1,165
Otsuka Corp.	17	867
Otsuka Holdings Co., Ltd.	83	3,450
Pan Pacific International Holdings Corporation	90	1,873
Panasonic Corp.	348	4,022
Park24 Co. Ltd. (a)	15	268
PeptiDream Inc. (a)	15	728
Persol Holdings Co., Ltd.	29	569
Pigeon Corp. (b)	19	522
Pola Orbis Holdings Inc.	12	315
Prologis	—	1,227
Rakuten Inc.	122	1,376
Recruit Holdings Co., Ltd.	254	12,465
Resona Holdings Inc.	355	1,370
Ricoh Co. Ltd.	103	1,150
Rinnai Corp.	6	561
Rohm Co. Ltd.	13	1,210
Ryohin Keikaku Co. Ltd.	40	843
Santen Pharmaceutical Co. Ltd.	60	827
SBI Holdings Inc.	37	867
SCSK Corporation	8	459
Secom Co. Ltd.	32	2,451
Sega Sammy Holdings Inc.	27	352
Seibu Holdings Inc.	41	479
Seiko Epson Corp.	49	858
Sekisui Chemical Co. Ltd.	68	1,159
Sekisui House Ltd.	97	1,991
Seria Co., Ltd.	6	218
Seven & I Holdings Co., Ltd.	119	5,695
Seven Bank, Ltd.	95	202
SG Holdings Co., Ltd.	75	1,970
Sharp Corp.	29	478
Shimadzu Corp.	41	1,597
Shimamura Co. Ltd.	3	327
Shimano Inc.	13	3,043
Shimizu Corp.	105	806
Shin-Etsu Chemical Co. Ltd.	59	9,848
Shinsei Bank Ltd.	23	307
Shionogi & Co. Ltd.	42	2,191
Shiseido Co. Ltd.	60	4,425
Shizuoka Bank Ltd.	85	663
Showa Denko KK	23	673
SMC Corp.	9	5,610
Softbank Corp.	235	3,080
SoftBank Group Corp.	189	13,182
Sohgo Security Services Co. Ltd.	13	601
Sojitz Corp.	167	504
Sompo Holdings, Inc.	56	2,062
Sony Corp.	188	18,160
Square Enix Holdings Co. Ltd.	13	626
Stanley Electric Co. Ltd.	23	663
Subaru Corp. NPV	92	1,820
SUMCO Corporation	37	920
Sumitomo Chemical Co. Ltd.	248	1,315
Sumitomo Corp.	178	2,389
Sumitomo Electric Industries Ltd.	118	1,751
Sumitomo Heavy Industries Ltd.	19	518
Sumitomo Metal Mining Co. Ltd.	41	1,600
Sumitomo Mitsui Financial Group Inc.	205	7,058
Sumitomo Mitsui Trust Holdings Inc.	56	1,788
Sumitomo Realty & Development Co. Ltd.	71	2,544
Sumitomo Rubber Industries Inc. (b)	28	394
Sundrug Co. Ltd.	10	321
Suntory Beverage & Food Limited	19	720
Suzuken Co. Ltd.	12	356
Suzuki Motor Corp.	73	3,108
Sysmex Corp.	25	2,937
T&D Holdings Inc.	90	1,170
Taiheiyo Cement Corp.	17	381
Taisei Corp.	32	1,039
Taisho Pharmaceutical Holdings Company Ltd.	8	455
Taiyo Nippon Sanso Corp.	32	654
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Takeda Pharmaceutical Co. Ltd.	235	7,881
TDK Corp.	19	2,349
Teijin Ltd.	30	458
Terumo Corp.	108	4,376
THK Co. Ltd.	17	517
TIS Inc.	35	886
Tobu Railway Co. Ltd.	32	822
Toho Co. Ltd.	21	886
Toho Gas Co. Ltd.	15	734
Tohoku Electric Power Co. Inc.	76	595
Tokio Marine Holdings Inc.	105	4,834
Tokyo Broadcasting System Holdings,Inc.	4	66
Tokyo Century Corp.	8	437
Tokyo Electric Power Co. Holdings Inc. (a)	111	331
Tokyo Electron Ltd.	23	10,103
Tokyo Gas Co. Ltd.	58	1,092
Tokyo Tatemono Co. Ltd.	32	452
Tokyu Corp.	86	1,165
Tokyu Fudosan Holdings Corporation	84	503
Toppan Printing Co. Ltd.	53	845
Toray Industries Inc.	244	1,629
Toshiba Corp.	64	2,759
Tosoh Corp.	49	844
TOTO Ltd.	24	1,237
Toyo Seikan Group Holdings Ltd.	21	285
Toyo Suisan Kaisha Ltd.	15	597
Toyoda Gosei Co. Ltd.	11	278
Toyota Boshoku Corporation	11	231
Toyota Industries Corp.	31	2,654
Toyota Motor Corp.	379	33,120
Toyota Tsusho Corp.	35	1,679
Trend Micro Inc.	21	1,094
Tsumura & Co.	11	333
TSURUHA Holdings ,Inc.	5	638
Unicharm Corp.	66	2,655
United Urban Investment Corp.	—	683
USS Co. Ltd.	34	586
Welcia Holdings Co.,Ltd.	16	510
West Japan Railway Co.	29	1,642
Workman Co., Ltd. (b)	3	217
Yahoo! Japan Corp.	396	1,978
Yakult Honsha Co. Ltd.	24	1,376
Yamada Denki Co. Ltd.	118	544
Yamaha Corp.	25	1,337
Yamaha Motor Co. Ltd. (b)	47	1,284
Yamato Holdings Co. Ltd.	54	1,529
Yamazaki Baking Co. Ltd.	28	390
Yaskawa Electric Corp.	40	1,954
Yokogawa Electric Corp.	36	539
Yokohama Rubber Co. Ltd. (b)	20	436
ZOZO, Inc.	13	448
		666,698
United Kingdom 13.1%
3i Group plc	146	2,362
Admiral Group PLC	39	1,675
Allfunds Group Limited (a)	10	178
Anglo American PLC	203	8,098
Ashtead Group Public Limited Company	67	4,992
ASOS Plc (a)	10	720
Associated British Foods PLC	53	1,625
AstraZeneca PLC	195	23,462
Auto Trader Group PLC	145	1,267
AVEVA Group plc	17	883
Aviva PLC	587	3,290
BAE Systems PLC	481	3,473
Barclays PLC	2,437	5,777
Barratt Developments P L C	152	1,465
BP P.L.C.	3,010	13,129
British American Tobacco P.L.C.	340	13,168
BT Group Plc	1,308	3,512
Bunzl Public Limited Company	50	1,661
Burberry Group PLC	60	1,731
Centrica PLC (a)	884	629
Coca-Cola European Partners PLC	30	1,769
Compass Group PLC (a)	267	5,620
Convatec Group PLC (c)	242	804
Croda International Public Limited Company	21	2,172
DCC Public Limited Company	15	1,238
Deliveroo PLC - Class A (a) (b)	28	113
Derwent London PLC	17	771
Diageo PLC	348	16,607
Direct Line Insurance Limited	205	807
Dr. Martens PLC (a)	53	327
DS Smith PLC	205	1,187
easyJet PLC (a)	48	598
Evraz PLC	82	671
Experian PLC	138	5,300
Ferguson PLC	35	4,805
Fiat Chrysler Automobiles N.V. (a)	333	6,552
GlaxoSmithKline PLC	748	14,680
GVC Holdings PLC (a)	87	2,106
Halma Public Limited Company	57	2,114
Harbour Energy PLC (a)	6	34
Hargreaves Lansdown PLC	41	902
Hikma Pharmaceuticals Public Limited Company	24	811
Hiscox Ltd. (a)	53	614
HSBC Holdings PLC	3,083	17,749
Imperial Brands PLC	142	3,046
Informa Switzerland Limited (a)	225	1,557
InterContinental Hotels Group PLC (a)	28	1,867
Intertek Group Plc	24	1,847
Intu Properties PLC (a) (d)	156	—
ITV Plc (a)	543	943
J Sainsbury PLC	258	970
JD Sports Fashion Plc	74	947
Johnson Matthey PLC	30	1,264
Kingfisher Plc	314	1,583
Land Securities Group PLC	112	1,045
Legal & General Group PLC	892	3,177
Lloyds Banking Group PLC	10,550	6,819
London Stock Exchange Group PLC	48	5,255
M&G PLC	390	1,234
Marks & Spencer Group Plc (a)	293	595
Meggitt PLC (a)	118	753
Melrose Holdings Limited	733	1,577
Mondi plc	73	1,908
National Grid PLC	568	7,236
Next PLC (a)	20	2,162
Ocado Group PLC (a)	90	2,476
Pearson PLC	113	1,300
Persimmon Public Limited Company	48	1,948
Phoenix Group Holdings PLC	123	1,149
Prudential Public Limited Company (e)	389	7,385
Reckitt Benckiser Group PLC	110	9,674
Relx PLC	296	7,854
Rentokil Initial PLC	277	1,896
Rightmove PLC	133	1,187
Rio Tinto PLC	161	13,240
Rolls-Royce Holdings plc (a)	1,248	1,710
Royal Mail PLC	150	1,200
Schroders PLC	19	901
Schroders PLC	6	214
SEGRO Public Limited Company	178	2,686
Severn Trent PLC	36	1,250
Smith & Nephew PLC	133	2,870
Smiths Group PLC	59	1,306
Spirax-Sarco Engineering PLC	11	2,072
SSE PLC	156	3,249
St. James's Place PLC	81	1,647
Standard Chartered PLC	395	2,517
Standard Life Aberdeen PLC	328	1,228
Tate & Lyle Public Limited Company	70	719
Taylor Wimpey PLC	545	1,198
Tesco PLC	1,150	3,548
The Berkeley Group Holdings PLC	19	1,180
The British Land Company Public Limited Company	140	958
The Royal Bank of Scotland Group Public Limited Company	752	2,116
The Sage Group PLC.	167	1,585

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
THG Holdings PLC (a)	102	860
Travis Perkins PLC (a)	34	795
Unilever PLC	392	22,897
United Utilities Group PLC	102	1,367
Vodafone Group Public Limited Company	3,995	6,719
Weir Group PLC(The) (a)	39	999
Whitbread PLC (a)	30	1,302
WM Morrison Supermarkets P L C	361	1,230
WPP 2012 Limited	184	2,483
		348,148
France 9.9%
Adevinta ASA - Class B (a) (c)	35	671
Aeroports de Paris (a)	4	478
Alstom	42	2,133
Amundi (c)	9	805
Arkema	10	1,256
AtoS SE (b)	15	892
AXA SA	310	7,876
Biomerieux SA	6	724
BNP Paribas SA	171	10,730
Bollore SA	137	735
Bouygues SA	34	1,241
Bureau Veritas	43	1,370
Capgemini SA	24	4,592
Carrefour SA	87	1,706
Cie de Saint-Gobain	80	5,254
Cie Generale d'Optique Essilor International SA (b)	45	8,295
Compagnie Generale des Etablissements Michelin	27	4,257
Covivio	7	580
Credit Agricole SA (b)	205	2,873
Danone	102	7,197
Dassault Aviation SA	—	382
Dassault Systemes SA	21	4,979
EDENRED	37	2,135
Eiffage	12	1,236
Electricite de France	60	825
Engie	266	3,646
Faurecia	18	902
Gecina SA	8	1,238
Getlink S.E.	65	1,015
Hermes International SCA	5	7,600
Iliad SA	2	340
IPSEN	6	576
Kering SA	11	9,638
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	71	12,399
Legrand SA	40	4,224
L'Oreal SA	36	16,011
LVMH Moet Hennessy Louis Vuitton SE	40	31,388
Orange SA	305	3,484
Pernod-Ricard SA	30	6,675
Publicis Groupe SA	35	2,215
Safran	52	7,254
Sanofi SA	170	17,878
Sartorius Stedim Biotech	4	1,699
Schneider Electric SE (a)	80	12,659
SEB SA	4	779
Societe Generale SA	118	3,500
Sodexo SA (a)	13	1,172
SUEZ	61	1,452
Teleperformance	9	3,569
Thales SA	16	1,627
Total SA	373	16,869
Ubisoft Entertainment (a)	12	840
Valeo	36	1,095
Veolia Environnement	80	2,407
VINCI	73	7,808
Vivendi SA (b)	129	4,337
Worldline (a) (c)	34	3,152
		262,670
Switzerland 8.0%
ABB Ltd. - Class N	285	9,692
Adecco Group AG - Class N	24	1,661
Alcon AG	75	5,244
Baloise Holding AG - Class N	7	1,137
Barry Callebaut AG - Class N	—	859
Coca-Cola HBC AG	30	1,082
Compagnie Financiere Richemont SA	78	9,448
Credit Suisse Group AG - Class N	349	3,655
EMS-Chemie Holding AG	1	1,030
Geberit AG - Class N	6	4,153
Givaudan SA - Class N	1	5,505
Glencore PLC	1,629	6,990
Julius Bar Gruppe AG - Class N	34	2,191
Kühne + Nagel International AG	8	2,579
LafargeHolcim Ltd.	77	4,600
Lindt & Spruengli AG - Class N	—	1,674
Lonza Group AG	11	7,900
Nestle SA - Class N	430	53,561
Novartis AG - Class N	368	33,530
Partners Group Holding AG	3	4,242
Roche Holding AG	4	1,650
Schindler Holding AG - Class N	3	853
SGS SA - Class N	1	2,367
Sika AG	21	6,950
Sonova Holding AG	8	3,038
STMicroelectronics NV	98	3,582
Straumann Holding AG - Class N	2	2,738
Swatch Group AG	4	1,482
Swatch Group AG - Class N	9	579
Swiss Life Holding AG - Class N	5	2,322
Swiss Re AG	42	3,807
Swisscom AG - Class N	4	2,164
Temenos Group AG - Class N	10	1,588
UBS Group AG	578	8,844
Vifor Pharma Management AG	7	844
Zurich Insurance Group AG - Class N	22	9,010
		212,551
Germany 7.9%
Adidas AG - Class N	28	10,265
Allianz SE	62	15,335
Aroundtown SA	180	1,404
BASF SE - Class N	137	10,837
Bayer AG - Class N	146	8,891
Bayerische Motoren Werke AG	48	5,042
Beiersdorf AG	15	1,774
Brenntag AG - Class N	23	2,161
Continental AG (a)	16	2,391
Covestro AG (c)	27	1,738
Daimler AG - Class N	125	11,171
Delivery Hero SE (a) (c)	27	3,570
Deutsche Bank Aktiengesellschaft - Class N (a)	309	4,034
Deutsche Boerse AG - Class N	28	4,956
Deutsche Lufthansa AG (a)	45	505
Deutsche Post AG - Class N	146	9,967
Deutsche Telekom AG - Class N	483	10,214
Dresdner Bank AG (a)	148	1,049
DW Property Invest GmbH	54	3,289
E.ON SE - Class N	334	3,865
Evonik Industries AG	29	964
Fresenius Medical Care AG & Co. KGaA	30	2,505
Fresenius SE & Co. KGaA	62	3,210
GEA Group AG	25	998
Hannover Rueck SE - Class N	9	1,514
HeidelbergCement AG	22	1,892
Henkel AG & Co. KGaA	15	1,368
Hochtief AG	3	242
Infineon Technologies AG - Class N	196	7,884
Kion Group AG	11	1,154
LANXESS Aktiengesellschaft	13	908
Merck KGaA	19	3,711
MTU Aero Engines AG - Class N	8	1,980
Muenchener Rueckversicherungs AG - Class N	21	5,735
Puma SE	14	1,674
RWE AG	101	3,674
SAP SE	163	22,992
Siemens AG - Class N	121	19,173
Siemens Energy AG (a)	60	1,817

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Siemens Healthineers AG (c)	40	2,467
Symrise AG	19	2,683
Talanx Aktiengesellschaft	7	285
Telefonica Deutschland Holding AG	139	367
TUI AG - Class N (a) (c)	124	637
Uniper SE	14	500
United Internet AG - Class N	17	702
Vonovia SE	85	5,501
Zalando SE (a) (c)	19	2,314
		211,309
Australia 7.2%
Afterpay Limited (a)	35	3,113
AGL Energy Limited	88	542
Alumina Ltd.	359	444
AMP Ltd. (a)	476	402
Ampol Limited	36	760
APA Group	176	1,180
Aristocrat Leisure Limited	96	3,091
ASX Ltd.	29	1,690
Aurizon Holdings Limited	280	782
AusNet Services Holdings Pty Ltd	275	361
Australia & New Zealand Banking Group Ltd.	425	8,983
Bendigo and Adelaide Bank Ltd.	80	633
BHP Group PLC	316	9,311
BHP Group PLC	440	16,107
BlueScope Steel Ltd.	75	1,245
Boral Ltd.	155	853
Brambles Limited	221	1,899
Challenger Financial Services Group Ltd.	87	354
CIMIC Group Limited	10	154
Cochlear Ltd.	10	1,865
Coles Group Limited	200	2,563
Commonwealth Bank of Australia	264	19,862
Computershare Ltd.	85	1,081
Crown Resorts Limited	50	448
CSL Ltd. (b)	68	14,569
DEXUS Funds Management Limited	163	1,297
Domino's Pizza Enterprises Limited	9	856
Endeavour Group Limited (a)	189	892
Evolution Mining Limited	256	867
Fortescue Metals Group Ltd.	248	4,350
Goodman Funding Pty Ltd	251	3,986
GPT Group	294	1,078
Harvey Norman Holdings Ltd.	104	428
Incitec Pivot Ltd.	294	527
Insurance Australia Group Ltd.	370	1,434
LendLease Corp. Ltd.	103	890
Macquarie Group Limited	51	5,957
Magellan Financial Group Ltd	22	871
Medibank Private Limited	415	984
Mirvac Group	590	1,290
National Australia Bank Ltd.	493	9,714
Newcrest Mining Ltd.	122	2,324
Northern Star Resources Ltd.	173	1,274
Orica Ltd.	62	615
Origin Energy Ltd.	267	905
Qantas Airways Ltd. (a)	140	489
QBE Insurance Group Ltd.	221	1,789
Ramsay Health Care Ltd.	28	1,314
REA Group Ltd.	8	957
Reece Limited	43	753
Rio Tinto Ltd.	55	5,273
Santos Ltd.	281	1,502
Scentre Group Limited	783	1,607
SEEK Limited (a)	53	1,315
Seven Group Holdings Limited	23	350
Sonic Health Care Ltd.	71	2,063
South32 Limited	715	1,575
Stockland	359	1,251
Suncorp Group Ltd.	192	1,600
Sydney Airport Corporation Limited (a)	198	860
Tabcorp Holdings Ltd.	333	1,296
Telstra Corp. Ltd.	626	1,768
TPG Telecom Limited (a)	57	270
Transurban Group	409	4,369
Treasury Wine Estates Limited	109	954
Vicinity Centres RE Ltd	587	679
Washington H Soul Pattinson & Co. Ltd.	19	479
Wesfarmers Ltd.	169	7,509
Westpac Banking Corporation	548	10,610
Wisetech Global Limited	22	520
Woodside Petroleum Ltd.	145	2,416
Woolworths Group Ltd.	189	5,418
WorleyParsons Ltd.	49	439
		192,256
Netherlands 5.6%
Adyen B.V. (a) (c)	4	11,011
Aegon NV	211	878
Airbus SE (a)	92	11,790
Akzo Nobel N.V.	28	3,520
argenx SE (a)	8	2,304
ASML Holding	62	43,037
CNH Industrial N.V. (a)	150	2,502
GrandVision (a) (c)	8	255
HAL Trust	13	2,236
Heineken Holding N.V.	15	1,518
Heineken NV	35	4,268
ING Groep N.V.	578	7,663
JDE Peet's N.V.	10	351
Koninklijke Ahold Delhaize N.V.	160	4,737
Koninklijke DSM N.V.	26	4,921
Koninklijke KPN N.V.	528	1,652
Koninklijke Philips N.V.	137	6,808
Koninklijke Vopak N.V.	9	408
NN Group N.V.	49	2,332
Prosus N.V.	63	6,131
Randstad NV	19	1,438
Royal Dutch Shell PLC - Class A	613	12,273
Royal Dutch Shell PLC - Class B	554	10,724
Unibail-Rodamco SE	21	1,781
Wolters Kluwer NV - Class C	40	4,018
		148,556
Sweden 3.8%
Aktiebolaget Electrolux - Class B	38	1,055
Aktiebolaget Industrivarden - Class A	24	933
Aktiebolaget Industrivarden - Class C	25	924
Aktiebolaget SKF - Class A	2	58
Aktiebolaget SKF - Class B	57	1,446
Aktiebolaget Volvo - Class A	32	801
Aktiebolaget Volvo - Class B (b)	238	5,751
Alfa Laval AB	45	1,583
Assa Abloy AB - Class B	149	4,480
Atlas Copco Aktiebolag - Class A	96	5,860
Atlas Copco Aktiebolag - Class B	59	3,083
Axfood Aktiebolag	16	441
Boliden AB	41	1,578
Castellum AB	37	932
Elekta AB (publ) - Class B	56	806
Embracer Group Lager 1 AB - Class B (a)	41	1,120
Epiroc Aktiebolag - Class A	94	2,141
Epiroc Aktiebolag - Class B	59	1,150
EQT AB (c)	31	1,144
Ericsson - Class A	8	95
Essity Aktiebolag (publ)	3	116
Essity Aktiebolag (publ)	91	3,009
Evolution Gaming Group AB (publ) (c)	24	3,810
Fabege AB	41	660
Fastighets Ab Balder - Class B (a)	15	955
Getinge AB - Class B	33	1,235
Hennes & Mauritz AB - Class B (a)	114	2,697
Hexagon Aktiebolag - Class B	295	4,373
Hexpol AB - Class B	40	488
Holmen Aktiebolag - Class B	14	630
Husqvarna Aktiebolag - Class A	4	57
Husqvarna Aktiebolag - Class B	62	826
ICA Gruppen Aktiebolag	14	645
Indutrade Aktiebolag	35	903
Intrum AB	10	323

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Investmentaktiebolaget Latour - Class B	17	560
Investor Aktiebolag - Class A	78	1,789
Investor Aktiebolag - Class B	272	6,279
Kinnevik AB - Class B (a) (f)	36	859
Kinnevik AB - Class B (a)	36	1,454
L E Lundbergforetagen AB - Class B	9	566
Lifco Ab (Publ)	27	626
Lundin Petroleum AB	29	1,021
NIBE Industrier AB - Class B	213	2,237
Nordnet AB	16	277
Saab AB - Class B	12	331
Sandvik AB	164	4,186
Securitas AB - Class B	48	761
Sinch AB (publ) (a) (c)	73	1,235
Skandinaviska Enskilda Banken AB - Class A	241	3,110
Skanska AB - Class B	60	1,594
SSAB AB - Class A (a)	31	150
SSAB AB - Class B (a)	95	416
Svenska Cellulosa Aktiebolaget SCA - Class A	4	61
Svenska Cellulosa Aktiebolaget SCA - Class B	89	1,466
Svenska Handelsbanken AB - Class A	230	2,598
Svenska Handelsbanken AB - Class B	6	71
Swedbank AB - Class A	139	2,590
Swedish Match AB	242	2,063
Swedish Orphan Biovitrum AB (Publ) (a)	30	540
Tele2 AB - Class B (b)	75	1,022
Telefonaktiebolaget LM Ericsson - Class B	401	5,040
Telia Co. AB	368	1,632
Trelleborg AB - Class B	36	847
		101,489
Hong Kong 3.0%
AIA Group Limited	1,811	22,555
ASM Pacific Technology Ltd.	46	626
Bank of East Asia Ltd.	239	445
Budweiser Brewing Company APAC Limited (c)	246	776
Cathay Pacific Airways Limited (a)	121	102
Chow Tai Fook Jewellery Group Limited	331	759
CK Asset Holdings Limited	314	2,167
CK Hutchison Holdings Limited	403	3,137
CK Infrastructure Holdings Limited	84	501
CLP Holdings Ltd.	242	2,392
Dairy Farm International Holdings Ltd. (a)	38	162
ESR Cayman Limited (a) (c)	139	469
Galaxy Entertainment Group Ltd. (a)	318	2,534
GCL-Poly Energy Holdings Limited (a) (d)	1,953	498
Hang Lung Properties Ltd.	277	673
Hang Seng Bank Ltd.	109	2,170
Henderson Land Development Co. Ltd.	204	964
HK Electric Investments Limited	319	324
HKT Trust	546	744
Hong Kong & China Gas Co. Ltd.	1,672	2,598
Hong Kong Exchanges & Clearing Ltd.	177	10,560
Jardine Matheson Holdings Ltd. (a)	39	2,498
JS Global Lifestyle Company Limited (c)	142	400
Link Real Estate Investment Trust	312	3,021
MTR Corp.	231	1,287
New World Development Company Limited	214	1,109
Power Assets Holdings Ltd.	205	1,256
Sands China Ltd. (a)	362	1,526
Sino Land Co.	449	707
SJM Holdings Limited (a)	277	303
Sun Hung Kai Properties Ltd.	230	3,417
Swire Pacific Limited - Class B	115	129
Swire Pacific Ltd. - Class A	72	488
Swire Properties Limited	146	435
Techtronic Industries Company Limited	257	4,494
WH Group Limited (c)	1,418	1,275
Wharf Real Estate Investment Company Limited	258	1,501
		79,002
Denmark 2.4%
A P Moller - Maersk A/S - Class A	—	1,325
A P Moller - Maersk A/S - Class B	1	2,726
Ambu A/S - Class B	26	988
Carlsberg A/S - Class B	15	2,839
Chr. Hansen Holding A/S (a)	15	1,390
Coloplast A/S - Class B	18	2,920
Danske Bank A/S	102	1,806
Demant A/S (a)	16	876
DSV Panalpina A/S	29	6,843
Genmab A/S (a)	10	3,987
GN Store Nord A/S	21	1,870
H Lundbeck A/S	9	285
Novo Nordisk A/S - Class B	242	20,264
Novozymes A/S - Class B	31	2,373
Orsted A/S (c)	27	3,851
Pandora A/S (a)	15	2,016
Rockwool International A/S - Class A	1	321
Rockwool International A/S - Class B	1	498
Tryg A/S	46	1,137
Vestas Wind Systems A/S	148	5,776
		64,091
Spain 2.4%
Acciona,S.A.	3	486
ACS, Actividades de Construccion y Servicios, S.A.	40	1,082
AENA, S.M.E., S.A. (a) (c)	11	1,797
Amadeus IT Group SA (c)	67	4,721
Banco Bilbao Vizcaya Argentaria, S.A. (a)	989	6,131
Banco Santander, S.A.	2,572	9,836
CaixaBank, S.A.	651	2,004
Cellnex Telecom, S.A. (c)	80	5,083
Enagas SA	36	833
Endesa SA (b)	48	1,155
Ferrovial, S.A.	75	2,197
Grifols, S.A.	44	1,189
Iberdrola, Sociedad Anonima	872	10,617
Industria de Diseno Textil, S.A.	167	5,886
MAPFRE, S.A.	128	271
Naturgy Energy Group SA	51	1,306
Red Electrica Corporacion, S.A. (b)	65	1,199
Repsol SA	216	2,710
Siemens Gamesa Renewable Energy, S.A.	34	1,129
Telefonica SA	793	3,707
		63,339
Italy 2.1%
A2A SpA	237	486
Amplifon S.p.A	12	570
Assicurazioni Generali SpA	183	3,681
Atlantia SpA (a)	75	1,364
Banca Mediolanum SpA	32	312
Banco BPM Societa' Per Azioni	229	738
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	15	397
Davide Campari-Milano S.p.A.	63	839
DiaSorin S.p.A.	3	508
Enel SpA	1,153	10,721
ENI SpA	377	4,596
Exor Nederland N.V.	17	1,362
Ferrari N.V.	19	3,957
Finecobank Banca Fineco SPA (a)	91	1,589
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A."	20	254
Hera S.p.A.	120	494
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	46	521
Intesa Sanpaolo SpA	2,608	7,213
Leonardo S.p.A.	61	495
Mediobanca SpA (a)	110	1,290
Moncler S.p.A.	30	2,017
Nexi S.p.A. (a)	54	1,179
Pirelli & C. S.p.A. (c)	67	392
Poste Italiane - Societa' Per Azioni (c)	69	907
Prysmian S.p.A.	40	1,450
Recordati Industria Chimica E Farmaceutica S.p.A.	15	859
Salvatore Ferragamo. S.p.A. (a)	9	186
Snam Rete Gas SpA	316	1,829
Telecom Italia SpA	1,750	870
Terna – Rete Elettrica Nazionale S.p.A.	210	1,566
UniCredit S.p.A.	317	3,740

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
UnipolSai Assicurazioni S.p.A. (b)	58	169
		56,551
Finland 1.4%
Elisa Oyj	23	1,343
Fortum Oyj	65	1,793
Huhtamaki Oyj	14	687
Kesko Oyj - Class A	14	473
Kesko Oyj - Class B	41	1,509
Kone Corporation	60	4,912
Konecranes Abp	10	410
Neste Oyj	64	3,927
Nokia Oyj (a)	848	4,539
Nokian Renkaat Oyj	20	788
Nordea Bank ABP (a)	509	5,670
Orion Oyj - Class A	3	133
Orion Oyj - Class B	16	687
Outotec Oyj	96	1,115
Sampo Oyj - Class A	75	3,467
Stora Enso Oyj - Class R	92	1,671
UPM-Kymmene Oyj	80	3,015
Wartsila Oyj	73	1,079
		37,218
Singapore 1.1%
Ascendas REIT	475	1,042
CapitaLand Ltd.	373	1,030
CapitaMall Trust	679	1,057
City Developments Ltd.	69	377
ComfortDelgro Corp. Ltd.	306	375
DBS Group Holdings Ltd.	269	5,999
Frasers Property Ltd.	66	55
Genting Singapore Limited	797	495
Great Eastern Holdings Limited	7	119
Jardine Cycle & Carriage Ltd.	13	205
Keppel Corporation Limited	215	873
Keppel REIT Management Limited	253	218
Mapletree Commercial Trust Management Ltd. (c)	305	492
Mapletree North Asia Commercial Trust Management Ltd.	272	211
Olam International Limited	88	105
Oversea-Chinese Banking Corporation Limited	601	5,354
Sembcorp Industries Ltd	112	179
Singapore Airlines Ltd. (a)	197	714
Singapore Airport Terminal Services Ltd. (a)	88	257
Singapore Exchange Ltd.	123	1,022
Singapore Technologies Engineering Ltd.	224	648
Singapore Telecommunications Limited	1,033	1,763
Suntec Real Estate Investment Trust	287	312
United Overseas Bank Ltd.	230	4,427
UOL Group Ltd.	65	355
Venture Corp. Ltd.	41	585
Wilmar International Limited	426	1,431
		29,700
Belgium 0.9%
Ackermans	3	574
ageas SA/NV	28	1,532
Anheuser-Busch InBev	126	9,056
Colruyt SA	9	524
Elia Group (b)	5	533
Groupe Bruxelles Lambert SA	18	1,967
KBC Groep NV	50	3,837
Proximus	23	438
Sofina	2	1,018
Solvay SA	11	1,395
Telenet Group Holding	6	235
UCB SA	19	1,972
Umicore	30	1,821
		24,902
Ireland 0.7%
CRH Plc (a)	117	5,924
Flutter Entertainment Public Limited Company (a)	23	4,144
James Hardie Industries Public Limited Company - CDI (a)	66	2,259
Kerry Group Plc	23	3,201
Kingspan Group Plc	23	2,169
Smurfit Kappa Funding Designated Activity Company (a)	39	2,103
		19,800
Norway 0.7%
Aker ASA	16	522
Aker ASA	3	230
DNB Bank ASA	132	2,878
Equinor ASA	160	3,408
Gjensidige Forsikring ASA	29	629
Kongsberg Gruppen ASA	14	354
Leroy Seafood Group ASA	43	375
Mowi ASA	67	1,709
Norsk Hydro ASA	205	1,309
Orkla ASA	121	1,235
SalMar ASA	8	542
Schibsted ASA - Class A	12	586
Schibsted ASA - Class B	15	633
Storebrand ASA	71	643
Subsea 7 S.A. (a)	35	335
Telenor ASA	96	1,620
Yara International ASA	26	1,351
		18,359
Israel 0.4%
Azrieli Group Ltd.	5	352
Bank Hapoalim BM	167	1,340
Bank Leumi Le-Israel BM	219	1,663
Bezeq Israeli Telecommunication Corp. Ltd.	270	294
Elbit Systems Ltd.	4	485
Israel Chemicals Ltd.	100	676
Israel Discount Bank Ltd.	174	829
Mizrahi Tefahot Bank Ltd.	21	633
Nice Ltd. (a)	9	2,286
Teva Pharmaceutical Industries Ltd (a)	165	1,637
		10,195
Poland 0.3%
"Dino Polska" Spolka Akcyjna (a) (c)	6	415
Allegro.eu SA (a) (c)	25	435
Bank Pekao SA (a)	22	539
CD Projekt SA	8	404
Cyfrowy Polsat S.A.	27	213
Grupa LOTOS S.A. (a)	11	155
ING Bank Slaski S.A. (a)	3	130
KGHM Polska Miedz SA	18	888
LPP SA	—	539
mBank (a)	2	153
PGE Polska Grupa Energetyczna S.A. (a)	79	195
Polski Koncern Naftowy Orlen S.A.	38	772
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	179	313
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna (a)	119	1,175
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	74	717
Santander Bank Polska SA (a)	3	231
Telekomunikacja Polska SA	90	158
		7,432
New Zealand 0.3%
a2 Milk Co. Ltd. (a) (b)	106	477
Auckland International Airport Limited (a) (b)	179	907
Contact Energy Limited	115	669
Fisher & Paykel Healthcare Corp.	86	1,871
Fletcher Building Ltd.	125	654
Mercury NZ Limited	86	402
Meridian Energy Limited	181	672
Ryman Healthcare Ltd.	63	578
Spark New Zealand Ltd.	279	939
		7,169
Luxembourg 0.3%
ArcelorMittal	104	3,224
Eurofins Scientific SE	18	2,087
Millicom International Cellular SA - SDR (a)	15	608
RTL Group SA (a)	5	289
Tenaris SA	71	773
		6,981

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Austria 0.2%
Andritz AG	11	607
BAWAG Group AG (c)	11	563
Erste Group Bank AG	44	1,632
EVN AG	5	111
OMV AG	22	1,231
Osterreichische Post Aktiengesellschaft	4	218
Raiffeisen Bank International AG	19	422
Strabag SE	2	72
Telekom Austria Aktiengesellschaft	18	152
Verbund AG	10	944
Vienna Insurance Group AG Wiener Versicherung Gruppe	5	124
Voestalpine AG	16	640
		6,716
Portugal 0.2%
Banco Espirito Santo SA (a) (d)	413	—
EDP Renovaveis, S.A.	37	854
Energias de Portugal SA	415	2,203
Galp Energia, SGPS, S.A.	68	743
Jeronimo Martins, SGPS, S.A.	35	632
		4,432
United States of America 0.1%
Carnival Plc (a)	27	627
Qiagen N.V. (a)	35	1,676
		2,303
China 0.0%
China Evergrande New Energy Vehicle Group Limited (a) (b)	331	1,231
Chile 0.0%
Antofagasta PLC	52	1,026
Russian Federation 0.0%
Polymetal International PLC	42	896
Macau 0.0%
MGM China Holdings Limited (a) (b)	108	163
Wynn Macau, Limited (a)	218	344
		507
Mexico 0.0%
Fresnillo PLC	24	258
United Arab Emirates 0.0%
Mediclinic International PLC (a)	63	257
NMC Health PLC (d)	12	—
Malta 0.0%
BGP Holdings PLC (a) (d)	479	—
Total Common Stocks (cost $2,124,024)		2,586,042
PREFERRED STOCKS 2.2%
Switzerland 1.6%
Lindt & Spruengli AG	—	1,541
Roche Holding AG	105	39,438
Schindler Holding AG (a)	6	1,861
		42,840
Germany 0.6%
Bayerische Motoren Werke AG	8	722
Henkel AG & Co. KGaA (g)	27	2,827
Porsche Automobil Holding SE (g)	23	2,465
Sartorius AG	5	2,652
Volkswagen AG (g)	28	6,888
		15,554
Spain 0.0%
Grifols, S.A.	39	691
Italy 0.0%
Telecom Italia SpA	883	467
Total Preferred Stocks (cost $43,325)		59,552
RIGHTS 0.0%
Spain 0.0%
ACS, Actividades de Construccion y Servicios, S.A. (a) (b)	40	56
Singapore 0.0%
Olam International Limited (a) (f)	13	3
Total Rights (cost $57)		59
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (e) (h)	24,693	24,693
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.01% (e) (h)	5,754	5,754
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.01%, 09/09/21 (i) (j)	664	664
0.04%, 12/02/21 (i) (j)	257	257
0.03%, 05/19/22 (i) (j)	172	172
		1,093
Total Short Term Investments (cost $31,540)		31,540
Total Investments 100.4% (cost $2,198,946)		2,677,193
Other Derivative Instruments (0.0)%		(425)
Other Assets and Liabilities, Net (0.4)%		(11,115)
Total Net Assets 100.0%		2,665,653

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Convertible security.

(h)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(i)  All or a portion of the security is pledged or segregated as collateral.

(j)  The coupon rate represents the yield to maturity.

JNL International Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	—	6,932	—	—	—	453	7,385	0.3

JNL International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	06/18/21	405	415	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL International Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adevinta ASA - Class B	04/26/21	640	671	—
Adyen B.V.	04/26/21	8,197	11,011	0.4
AENA, S.M.E., S.A.	04/26/21	1,488	1,797	0.1
Allegro.eu SA	06/18/21	395	435	—
Amadeus IT Group SA	04/26/21	3,380	4,721	0.2
Amundi	04/26/21	795	805	—
BAWAG Group AG	04/26/21	535	563	—
Budweiser Brewing Company APAC Limited	04/26/21	911	776	—
Cellnex Telecom, S.A.	04/26/21	3,622	5,083	0.2
Convatec Group PLC	04/26/21	696	804	—
Covestro AG	04/26/21	2,030	1,738	0.1
Delivery Hero SE	04/26/21	2,650	3,570	0.1
EQT AB	04/26/21	671	1,144	0.1
ESR Cayman Limited	04/26/21	433	469	—
Evolution Gaming Group AB (publ)	04/26/21	2,319	3,810	0.2
GrandVision	04/26/21	248	255	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	04/26/21	515	521	—
JS Global Lifestyle Company Limited	04/26/21	421	400	—
Mapletree Commercial Trust Management Ltd.	04/26/21	531	492	—
Orsted A/S	04/26/21	2,120	3,851	0.2
Pirelli & C. S.p.A.	04/26/21	399	392	—
Poste Italiane - Societa' Per Azioni	04/26/21	606	907	—
Siemens Healthineers AG	06/18/21	2,386	2,467	0.1
Sinch AB (publ)	06/18/21	1,214	1,235	0.1
TUI AG - Class N	04/26/21	673	637	—
WH Group Limited	04/26/21	1,162	1,275	0.1
Worldline	04/26/21	2,518	3,152	0.1
Zalando SE	04/26/21	1,434	2,314	0.1
		43,394	55,710	2.1

JNL International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	130	September 2021	EUR	5,375	(65)	(122)
FTSE 100 Index	25	September 2021	GBP	1,776	(13)	(42)
S&P/ASX 200 Index	15	September 2021	AUD	2,736	1	(21)
TOPIX Index	28	September 2021	JPY	549,400	(9)	(49)
					(86)	(234)

JNL International Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	09/15/21	USD	3,857	2,892	(94)
AUD/USD	RBC	09/15/21	USD	180	135	(2)
EUR/USD	BOA	09/15/21	USD	407	483	(4)
EUR/USD	JPM	09/15/21	USD	4,875	5,785	(163)
GBP/USD	BMO	09/15/21	USD	140	194	(2)
GBP/USD	JPM	09/15/21	USD	2,003	2,766	(70)
JPY/USD	BOA	09/15/21	USD	316,211	2,848	(43)
JPY/USD	GSC	09/15/21	USD	80,006	720	(6)
JPY/USD	UBS	09/15/21	USD	19,440	175	—
USD/AUD	BMO	09/15/21	AUD	(359)	(269)	4
USD/AUD	BOA	09/15/21	AUD	(180)	(135)	—
USD/AUD	GSC	09/15/21	AUD	(2,062)	(1,547)	(3)
USD/AUD	HSB	09/15/21	AUD	(544)	(408)	5
USD/AUD	UBS	09/15/21	AUD	(179)	(134)	—
USD/EUR	BOA	09/15/21	EUR	(781)	(927)	9
USD/EUR	GSC	09/15/21	EUR	(1,420)	(1,685)	2
USD/EUR	JPM	09/15/21	EUR	(781)	(926)	10
USD/EUR	UBS	09/15/21	EUR	(329)	(390)	2
USD/GBP	BOA	09/15/21	GBP	(140)	(194)	3
USD/GBP	GSC	09/15/21	GBP	(727)	(1,003)	—
USD/GBP	HSB	09/15/21	GBP	(282)	(389)	3
USD/GBP	UBS	09/15/21	GBP	(141)	(195)	1
USD/JPY	BMO	09/15/21	JPY	(77,720)	(700)	4
USD/JPY	BOA	09/15/21	JPY	(116,650)	(1,051)	4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL International Index Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	JPM	09/15/21	JPY	(39,170)	(353)	1
					5,692	(339)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL International Index Fund
Assets - Securities
Common Stocks	4,136	2,581,408	498	2,586,042
Preferred Stocks	59,552	—	—	59,552
Rights	—	59	—	59
Short Term Investments	30,447	1,093	—	31,540
	94,135	2,582,560	498	2,677,193
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	48	—	48
	—	48	—	48
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(234)	—	—	(234)
Open Forward Foreign Currency Contracts	—	(387)	—	(387)
	(234)	(387)	—	(621)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL Mid Cap Index Fund
COMMON STOCKS 98.9%
Industrials 17.0%
Acuity Brands, Inc.	57	10,616
AECOM (a)	233	14,737
AGCO Corp.	98	12,833
ASGN Incorporated (a)	84	8,115
Avis Budget Group, Inc. (a)	82	6,366
Axone Intelligence Inc. (a)	102	17,999
Brink's Co.	79	6,084
Builders FirstSource, Inc. (a)	329	14,051
Carlisle Cos. Inc.	83	15,880
Clean Harbors Inc. (a)	80	7,454
Colfax Corp. (a)	187	8,584
Crane Co.	79	7,298
Curtiss-Wright Corp.	65	7,724
Donaldson Co. Inc.	200	12,717
Dycom Industries, Inc. (a)	51	3,790
EMCOR Group, Inc.	87	10,717
EnerSys	68	6,672
Flowserve Corporation	207	8,343
Fluor Corp. (a)	199	3,529
FTI Consulting Inc. (a)	54	7,435
GATX Corporation	55	4,883
Graco Inc.	269	20,378
Herman Miller Inc. (a)	92	4,354
Hexcel Corp. (a)	132	8,251
Hubbell Inc.	87	16,186
IAA Spinco Inc. (a)	215	11,714
Insperity, Inc.	56	5,086
ITT Industries Holdings, Inc.	137	12,573
JetBlue Airways Corporation (a)	505	8,469
KAR Auction Services, Inc. (a)	203	3,557
Kennametal Inc.	132	4,745
Kirby Corp. (a)	96	5,793
Knight-Swift Transportation Holdings Inc. - Class A	196	8,926
Landstar System Inc. (a)	61	9,685
Lennox International Inc.	55	19,180
Lincoln Electric Holdings Inc. (a)	95	12,543
ManpowerGroup Inc.	87	10,313
MasTec Inc. (a)	90	9,555
Mercury Systems Inc. (a)	89	5,913
Middleby Corp. (a)	89	15,382
MSA Safety Inc.	58	9,559
MSC Industrial Direct Co. - Class A	74	6,621
Nordson Corp. (a)	86	18,925
Nvent Electric Public Limited Company	270	8,424
Oshkosh Corp.	109	13,602
Owens Corning Inc.	166	16,261
Regal-Beloit Corp.	65	8,661
Ryder System, Inc.	85	6,312
Simpson Manufacturing Co. Inc.	68	7,561
Stericycle Inc. (a)	145	10,407
SunRun Inc. (a)	256	14,254
Terex Corp.	110	5,257
Tetra Tech, Inc. (a)	87	10,567
Timken Co.	109	8,770
Toro Co.	170	18,699
Trex Company, Inc. (a)	185	18,881
Trinity Industries Inc.	129	3,460
Univar Solutions Inc. (a)	268	6,537
Valmont Industries Inc.	34	7,955
Watsco Inc.	52	15,033
Werner Enterprises Inc. (a)	92	4,094
Woodward Governor Co. (a)	94	11,502
XPO Logistics, Inc. (a)	163	22,802
		642,574
Information Technology 15.0%
ACI Worldwide, Inc. (a)	187	6,953
ADS Alliance Data Systems, Inc.	79	8,270
Amkor Technology, Inc. (a)	169	4,002
Arrow Electronics, Inc. (a)	119	13,553
Aspen Technology, Inc. (a)	108	14,862
Avnet, Inc. (a)	157	6,297
Belden Inc.	71	3,601
Blackbaud, Inc. (a)	78	5,997
Brooks Automation Inc. (a)	119	11,291
CACI International Inc. - Class A (a)	37	9,562
CDK Global, Inc. (a)	194	9,661
Ceridian HCM Holding Inc. (a)	209	20,038
Ciena Corp. (a)	248	14,089
Cirrus Logic Inc. (a)	92	7,849
CMC Materials Inc. (a)	46	6,983
Cognex Corp. (a)	281	23,599
Coherent Inc. (a)	39	10,261
CommVault Systems Inc. (a)	75	5,844
Concentrix Solutions Corporation (a)	66	10,616
Cree, Inc. (a)	183	17,900
Envestnet, Inc. (a)	86	6,557
Fair Isaac Corporation (a)	46	22,998
First Solar, Inc. (a)	135	12,182
Genpact Limited	279	12,688
II-VI Incorporated (a)	167	12,143
J2 Cloud Services, LLC (a)	68	9,331
Jabil Inc.	213	12,373
KBR, Inc.	226	8,611
Lattice Semiconductor Corp. (a)	218	12,249
Littelfuse Inc. (a)	39	9,984
Liveramp, Inc. (a)	106	4,987
Lumentum Holdings Inc. (a)	120	9,810
Manhattan Associates Inc. (a)	102	14,748
MAXIMUS Inc.	97	8,540
MKS Instruments, Inc. (a)	88	15,681
National Instruments Corp. (a)	209	8,836
NCR Corp. (a)	207	9,425
NetScout Systems, Inc. (a)	117	3,347
Paylocity Holding Corporation (a)	60	11,432
Qualys, Inc. (a)	54	5,399
Sabre Corporation (a)	499	6,232
SailPoint Technologies Holdings, Inc. (a)	145	7,419
Science Applications International Corp.	92	8,069
Semtech Corp. (a)	103	7,106
Silicon Laboratories Inc. (a)	71	10,893
SolarEdge Technologies Ltd. (a)	82	22,743
Synaptics Incorporated (a) (b)	55	8,583
SYNNEX Corporation	65	7,958
Teradata Corporation (a)	173	8,656
Universal Display Corporation (a)	68	15,212
ViaSat, Inc. (a)	109	5,426
Vishay Intertechnology Inc.	210	4,745
Vontier Corporation	268	8,722
Wex, Inc. (a)	71	13,675
Xerox Holdings Corporation	256	6,023
		564,011
Financials 14.8%
Affiliated Managers Group, Inc.	66	10,211
Alleghany Corp. (a)	22	14,768
American Financial Group, Inc.	110	13,668
Associated Banc-Corp	244	4,995
BancorpSouth Bank	153	4,347
Bank of Hawaii Corporation	63	5,340
Bank OZK (a)	192	8,097
Brighthouse Financial, Inc. (a)	136	6,212
Brown & Brown Inc.	373	19,847
Cathay General Bancorp (a)	119	4,685
CIT Group Inc.	156	8,043
CNO Financial Group, Inc.	209	4,944
Commerce Bancshares Inc. (a)	168	12,539
Cullen/Frost Bankers Inc.	90	10,053
East West Bancorp, Inc.	226	16,191
Essent Group Ltd.	178	8,012
Evercore Inc. - Class A	65	9,167
FactSet Research Systems Inc.	61	20,331
Federated Investors, Inc. - Class B	149	5,054
First American Financial Corporation	176	10,943
First Financial Bankshares, Inc. (a) (b)	227	11,157
First Horizon National Corporation	886	15,314

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
FirstCash, Inc. (a)	66	5,021
FNB Corp.	511	6,301
Fulton Financial Corp. (a)	260	4,102
Glacier Bancorp, Inc. (a)	152	8,347
Hancock Whitney Co. (a)	139	6,163
Hanover Insurance Group Inc.	57	7,742
Home BancShares, Inc. (a)	241	5,960
Interactive Brokers Group, Inc. - Class A (a)	128	8,432
International Bancshares Corporation (a)	89	3,808
Janus Henderson Group PLC	271	10,516
Jefferies Financial Group Inc.	318	10,877
Kemper Corp.	97	7,183
Kinsale Capital Group, Inc. (a)	34	5,609
LendingTree, Inc. (a)	17	3,639
Mercury General Corp.	42	2,742
MGIC Investment Corp.	536	7,288
Navient Corporation (a)	286	5,518
New York Community Bancorp Inc. - Series A	736	8,107
Old Republic International Corp.	452	11,249
PacWest Bancorp (a)	186	7,639
Pinnacle Financial Partners, Inc. (a)	121	10,712
Primerica, Inc.	62	9,566
Prosperity Bancshares Inc.	148	10,653
Reinsurance Group of America, Incorporated	108	12,366
RenaissanceRe Holdings Ltd	79	11,746
RLI Corp.	63	6,603
SEI Investments Co. (a)	190	11,784
Selective Insurance Group Inc. (a)	95	7,690
Signature Bank	91	22,359
SLM Corporation	514	10,754
Sterling Bancorp	307	7,620
Stifel Financial Corp.	168	10,870
Synovus Financial Corp.	237	10,413
Texas Capital Bancshares, Inc. (a)	80	5,052
Trustmark Corp. (a)	101	3,113
UMB Financial Corp. (a)	69	6,451
Umpqua Holdings Corp.	350	6,464
United Bankshares Inc. (a)	213	7,777
Valley National Bancorp (a)	647	8,683
Washington Federal Inc. (a)	117	3,729
Webster Financial Corp.	144	7,695
Wintrust Financial Corporation	90	6,831
		559,092
Consumer Discretionary 14.8%
Adient Public Limited Company (a)	149	6,755
Adtalem Global Education Inc. (a)	79	2,803
American Eagle Outfitters, Inc. (b)	237	8,903
AutoNation, Inc. (a)	86	8,131
Boyd Gaming Corporation (a)	127	7,823
Brunswick Corp.	124	12,365
Callaway Golf Co. (a)	184	6,213
Capri Holdings Limited (a)	241	13,787
Carter's Inc. (a)	70	7,179
Choice Hotels International Inc.	46	5,460
Churchill Downs Inc. (a)	55	10,996
Columbia Sportswear Co. (a)	48	4,730
Cracker Barrel Old Country Store, Inc. (a)	38	5,598
Crocs Inc. (a)	102	11,898
Dana Holding Corp.	230	5,464
Deckers Outdoor Corp. (a)	44	16,982
Dick's Sporting Goods Inc.	105	10,519
Five Below, Inc. (a)	89	17,229
Foot Locker, Inc.	166	10,256
Fox Factory Holding Corp. (a)	66	10,333
Gentex Corp. (a)	384	12,705
Graham Holdings Co. - Class B	6	4,054
Grand Canyon Education, Inc. (a)	74	6,698
H & R Block, Inc.	292	6,845
Harley-Davidson, Inc.	245	11,215
Helen of Troy Ltd (a)	39	8,869
Jack in the Box Inc. (a)	36	4,050
KB Home	141	5,722
Kohl's Corporation	248	13,687
Lear Corporation	87	15,299
Lithia Motors Inc. - Class A	47	16,086
Marriott Vacations Worldwide Corporation (a)	68	10,802
Mattel, Inc. (a)	556	11,172
Murphy USA Inc.	40	5,313
Nordstrom Inc. (a)	172	6,303
Ollie's Bargain Outlet Holdings Inc. (a)	90	7,605
Papa John's International Inc. (a)	52	5,396
Polaris Industries Inc.	92	12,534
PROG Holdings, Inc.	108	5,187
RH (a)	27	18,145
Scientific Games Corporation (a)	89	6,916
Service Corp. International	267	14,324
Six Flags Operations Inc.	120	5,182
Skechers U.S.A. Inc. - Class A (a)	213	10,630
Strategic Education, Inc. (a)	39	2,959
Taylor Morrison Home II Corporation - Class A (a)	206	5,444
Tempur Sealy International, Inc.	291	11,418
Texas Roadhouse Inc. - Class A (a)	105	10,053
The Goodyear Tire & Rubber Company (a)	435	7,452
The Wendy's Company	286	6,705
Thor Industries Inc.	88	9,930
Toll Brothers Inc.	181	10,450
TopBuild Corp. (a)	52	10,365
TRI Pointe Homes, Inc. (a)	188	4,039
Urban Outfitters Inc. (a)	109	4,477
Visteon Corporation (a)	44	5,370
Williams-Sonoma Inc.	121	19,335
Wingstop Inc. (a)	47	7,438
WW International, Inc. (a)	75	2,723
Wyndham Destinations, Inc.	136	8,114
Wyndham Hotels & Resorts, Inc.	149	10,754
YETI Holdings, Inc. (a)	120	10,993
		556,182
Health Care 11.0%
Acadia Healthcare Company, Inc. (a)	141	8,874
Amedisys, Inc. (a)	52	12,682
Arrowhead Pharmaceuticals Inc (a)	166	13,723
Bio-Techne Corporation (a)	62	27,859
Chemed Corporation	26	12,143
Emergent BioSolutions Inc. (a)	72	4,508
Encompass Health Corporation	158	12,292
Envista Holdings Corporation (a)	254	10,981
Exelixis, Inc. (a)	498	9,073
Globus Medical Inc. - Class A (a)	122	9,464
Haemonetics Corp. (a)	80	5,350
Halozyme Therapeutics, Inc. (a)	213	9,649
Healthcare Services Group Inc. (a)	118	3,716
HealthEquity, Inc. (a)	132	10,656
Hill-Rom Holdings Inc.	106	12,033
ICU Medical, Inc. (a)	31	6,391
Integra LifeSciences Holdings Corp. (a)	113	7,682
Jazz Pharmaceuticals Public Limited Company (a)	96	17,032
LHC Group, Inc. (a)	50	10,104
Ligand Pharmaceuticals Incorporated (a) (b)	26	3,442
LivaNova PLC (a)	78	6,544
Masimo Corp. (a)	80	19,500
Medpace Holdings, Inc. (a)	44	7,698
Molina Healthcare, Inc. (a)	93	23,472
Nektar Therapeutics (a)	290	4,972
Neogen Corp. (a)	170	7,834
Neurocrine Biosciences, Inc. (a)	149	14,507
NuVasive Inc. (a)	81	5,501
Patterson Cos. Inc. (a)	138	4,207
Penumbra, Inc. (a)	54	14,826
PRA Health Sciences, Inc. (a)	103	17,011
Progyny, Inc. (a)	58	3,399
Quidel Corporation (a)	61	7,794
R1 RCM Inc. (a)	211	4,699
Repligen Corporation (a)	81	16,226
Staar Surgical Co. (a)	74	11,217
Syneos Health, Inc. - Class A (a)	161	14,395
Tenet Healthcare Corporation (a)	170	11,359
United Therapeutics Corporation (a)	71	12,753
		415,568

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Real Estate 9.5%
American Campus Communities Inc.	219	10,211
Apartment Income REIT Corp.	249	11,809
Brixmor Property Group Inc.	474	10,847
Camden Property Trust	156	20,648
CoreSite Realty Corporation	68	9,143
Corporate Office Properties Trust	177	4,944
Cousins Properties Incorporated	235	8,632
Cyrusone LLC (a)	195	13,924
Douglas Emmett, Inc.	262	8,807
EastGroup Properties Inc.	63	10,356
EPR Properties (a)	118	6,222
First Industrial Realty Trust, Inc.	205	10,708
Healthcare Realty Trust Inc.	221	6,666
Highwoods Properties Inc.	166	7,502
Hudson Pacific Properties Inc.	240	6,670
JBG Smith Properties	175	5,526
Jones Lang LaSalle Incorporated (a)	81	15,852
Kilroy Realty Corporation	169	11,773
Lamar Advertising Co. - Class A (a)	138	14,413
Life Storage Inc.	120	12,932
Macerich Co.	264	4,822
Medical Properties Trust, Inc.	935	18,785
National Retail Properties, Inc.	280	13,115
National Storage Affiliates Trust	109	5,532
Omega Healthcare Investors, Inc.	370	13,424
Park Hotels & Resorts Inc. (a)	376	7,739
Pebblebrook Hotel Trust	209	4,920
Physicians Realty Trust	333	6,144
PotlatchDeltic Corp. (a)	106	5,653
PS Business Parks, Inc.	32	4,694
Rayonier Inc.	218	7,822
Rexford Industrial Realty, Inc.	210	11,949
Sabra Health Care REIT, Inc. (a)	333	6,058
SL Green Realty Corp. (b)	110	8,814
Spirit Realty Capital, Inc.	184	8,779
STORE Capital Corp.	383	13,213
Urban Edge Properties	174	3,328
Weingarten Realty Investors	191	6,123
		358,499
Materials 6.3%
AptarGroup, Inc.	104	14,643
Ashland Global Holdings Inc.	86	7,547
Avient Corporation	145	7,131
Cabot Corp.	90	5,122
Cleveland-Cliffs Inc. (a) (b)	732	15,790
Commercial Metals Co.	191	5,867
Compass Minerals International, Inc.	54	3,177
Eagle Materials Inc. (a)	67	9,517
Greif Inc. - Class A	42	2,565
Ingevity Corporation (a)	65	5,288
Louisiana-Pacific Corp.	163	9,807
Minerals Technologies Inc.	54	4,264
NewMarket Corp.	11	3,685
Olin Corporation	228	10,547
Reliance Steel & Aluminum Co.	101	15,227
Royal Gold Inc. (a)	104	11,881
RPM International Inc.	206	18,255
Scotts Miracle-Gro Co.	65	12,453
Sensient Technologies Corporation	67	5,839
Silgan Holdings Inc. (a)	124	5,141
Sonoco Products Co.	160	10,731
Steel Dynamics Inc. (a)	320	19,057
The Chemours Company	261	9,080
United States Steel Corporation	428	10,281
Valvoline, Inc.	289	9,390
Worthington Industries Inc.	57	3,488
		235,773
Consumer Staples 3.4%
BJ's Wholesale Club Holdings, Inc. (a)	219	10,431
Boston Beer Co. Inc. - Class A (a)	15	14,994
Casey's General Stores Inc. (a)	59	11,478
Coty Inc. - Class A (a)	452	4,220
Darling Ingredients Inc. (a)	259	17,508
Energizer Holdings, Inc.	93	3,979
Flowers Foods Inc.	315	7,613
Grocery Outlet Holding Corp. (a)	137	4,745
Hain Celestial Group Inc. (a)	130	5,202
Ingredion Inc.	107	9,698
Lancaster Colony Corp. (a)	31	6,054
Nu Skin Enterprises, Inc. - Class A	80	4,530
Pilgrim's Pride Corporation (a)	76	1,687
Post Holdings, Inc. (a)	94	10,204
Sanderson Farms Inc. (a)	32	5,943
Sprouts Farmers Market, Inc. (a)	188	4,663
Tootsie Roll Industries Inc. (b)	27	910
Treehouse Foods, Inc. (a)	88	3,909
		127,768
Utilities 3.3%
ALLETE, Inc.	83	5,783
Black Hills Corporation	99	6,510
Essential Utilities, Inc.	356	16,282
Hawaiian Electric Industries Inc.	173	7,316
IDACORP Inc.	80	7,786
MDU Resources Group Inc.	320	10,034
National Fuel Gas Company	145	7,568
New Jersey Resources Corp.	154	6,089
NorthWestern Corp. (a)	81	4,847
OGE Energy Corp.	319	10,746
One Gas, Inc.	84	6,234
PNM Resources, Inc.	136	6,608
Southwest Gas Corp.	90	5,983
Spire, Inc.	83	5,970
UGI Corp.	333	15,411
		123,167
Energy 2.0%
Antero Midstream Corporation	456	4,735
ChampionX Corporation (a)	295	7,554
Cimarex Energy Co.	164	11,890
CNX Resources Corporation (a)	354	4,833
EQT Corporation (a)	445	9,913
Equitrans Midstream Corp.	640	5,450
HollyFrontier Corp. (a)	237	7,810
Murphy Oil Corporation	230	5,354
Targa Resources Corp.	363	16,147
World Fuel Services Corp.	101	3,192
		76,878
Communication Services 1.8%
Cable One, Inc.	9	16,580
Cinemark Holdings, Inc. (a)	171	3,763
Iridium Communications Inc. (a)	187	7,465
John Wiley & Sons Inc. - Class A	69	4,173
New York Times Co. - Class A	232	10,083
TEGNA Inc.	349	6,547
Telephone & Data Systems Inc.	159	3,595
TripAdvisor Inc. (a)	153	6,171
World Wrestling Entertainment, Inc. - Class A	74	4,274
Yelp Inc. (a)	111	4,427
		67,078
Total Common Stocks (cost $3,793,228)		3,726,590
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	36,550	36,550
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	17,284	17,284
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.03%, 04/21/22 (e) (f)	1,013	1,013

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
0.03%, 05/19/22 (e) (f)	992	991
		2,004
Total Short Term Investments (cost $55,839)		55,838
Total Investments 100.4% (cost $3,849,067)		3,782,428
Other Derivative Instruments 0.0%		40
Other Assets and Liabilities, Net (0.4)%		(14,190)
Total Net Assets 100.0%		3,768,278

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(e)  All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL Mid Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P MidCap 400 Index	155	September 2021	42,033	40	(301)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Mid Cap Index Fund
Assets - Securities
Common Stocks	3,726,590	—	—	3,726,590
Short Term Investments	53,834	2,004	—	55,838
	3,780,424	2,004	—	3,782,428
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(301)	—	—	(301)
	(301)	—	—	(301)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL Small Cap Index Fund
COMMON STOCKS 99.2%
Industrials 16.7%
AAON, Inc. (a)	116	7,230
AAR Corp. (a)	93	3,591
ABM Industries Incorporated	192	8,504
Aerojet Rocketdyne Holdings, Inc. (a)	211	10,192
AeroVironment, Inc. (a)	64	6,401
Alamo Group Inc.	28	4,225
Albany International Corp. - Class A	88	7,876
Allegiant Travel Company (a)	41	8,017
American Woodmark Corporation (a)	49	4,006
Apogee Enterprises, Inc. (a)	75	3,056
Applied Industrial Technologies, Inc.	110	10,030
Arcbest Corporation (a)	73	4,250
Arcosa, Inc.	139	8,136
Astec Industries, Inc. (a)	65	4,094
Atlas Air Worldwide Holdings, Inc. (a)	78	5,280
AZZ Inc.	72	3,722
Barnes Group Inc.	134	6,855
Boise Cascade Company	113	6,589
Brady Corp. - Class A	139	7,809
Chart Industries, Inc. (a)	102	14,899
CIRCOR International, Inc. (a)	55	1,807
Comfort Systems USA Inc.	105	8,268
Deluxe Corp.	123	5,857
DXP Enterprises Inc. (a)	49	1,632
Echo Global Logistics, Inc. (a)	73	2,255
Encore Wire Corp. (a)	59	4,499
Enerpac Tool Group Corp. - Class A	173	4,607
EnPro Industries, Inc.	59	5,737
ESCO Technologies Inc.	74	6,922
Exponent, Inc. (a)	149	13,249
Federal Signal Corporation	174	7,001
Forrester Research Inc. (a)	31	1,415
Forward Air Corp. (a)	79	7,101
Franklin Electric Co. Inc. (a)	111	8,965
Gibraltar Industries Inc. (a)	92	7,049
GMS Inc. (a)	125	6,014
Granite Construction Incorporated	131	5,455
Greenbrier Cos. Inc.	94	4,075
Griffon Corporation	127	3,252
Harsco Corporation (a)	225	4,600
Hawaiian Holdings, Inc. (a)	143	3,474
Heartland Express Inc. (a)	141	2,412
Heidrick & Struggles International Inc. (a)	57	2,545
Hillenbrand Inc.	217	9,582
HNI Corp.	124	5,438
HUB Group Inc. - Class A (a)	97	6,385
Insteel Industries, Inc.	56	1,793
Interface Inc. - Class A (a)	168	2,576
John Bean Technologies Corp.	91	12,959
Kaman Corp.	79	3,976
Kelly Services Inc. - Class A (a)	98	2,358
Korn Ferry	155	11,219
Lindsay Corp.	31	5,188
Lydall Inc. (a)	49	2,950
Marten Transport Ltd. (a)	168	2,764
Matson Intermodal - Paragon, Inc.	124	7,932
Matthews International Corp. - Class A (a)	93	3,329
Meritor, Inc. (a)	204	4,781
Moog Inc. - Class A	84	7,093
Mueller Industries Inc.	164	7,111
MYR Group Inc. (a)	49	4,469
National Presto Industries Inc.	14	1,414
Now, Inc. (a)	318	3,021
Patrick Industries, Inc. (a)	62	4,549
PGT Innovations, Inc. (a)	167	3,869
Pitney Bowes Inc.	497	4,360
Powell Industries Inc. (a)	26	808
Proto Labs Inc. (a)	79	7,231
Quanex Building Products Corp.	94	2,325
Raven Industries Inc. (a)	104	6,005
Resideo Technologies, Inc. (a)	410	12,294
Resources Connection, Inc. (a)	91	1,306
Saia, Inc. (a)	75	15,784
SkyWest Inc. (a)	142	6,136
SPX Corp. (a)	129	7,849
SPX Flow, Inc.	121	7,904
Standex International Corp.	36	3,379
Team, Inc. (a)	92	618
Tennant Co.	53	4,217
Titan International, Inc. (a)	152	1,285
Triumph Group Inc. (a)	167	3,461
TrueBlue, Inc. (a)	102	2,876
UFP Industries, Inc. (a)	175	13,041
UniFirst Corp.	43	10,137
US Ecology Parent, Inc. (a)	91	3,429
Veritiv Corp. (a)	35	2,171
Viad Corp (a)	56	2,811
Vicor Corp. (a)	61	6,422
Wabash National Corp.	150	2,403
Watts Water Technologies Inc. - Class A	79	11,502
		507,463
Financials 16.4%
Allegiance Bancshares, Inc. (a)	54	2,086
Ambac Financial Group, Inc. (a)	132	2,066
American Equity Investment Life Holding Company	246	7,953
Ameris Bancorp (a)	199	10,074
Amerisafe, Inc. (a)	55	3,309
ARMOUR Residential REIT, Inc.	198	2,258
Assured Guaranty Ltd.	217	10,282
Axos Financial, Inc. (a)	148	6,849
B. Riley & Co., LLC (a)	51	3,868
Banc of California, Inc. (b)	131	2,303
BancFirst Corporation (a)	52	3,254
BankUnited, Inc.	266	11,346
Banner Corporation (a)	100	5,407
Berkshire Hills Bancorp Inc.	150	4,104
Boston Private Financial Holdings Inc. (a)	236	3,488
Brightsphere Investment Group Inc.	169	3,951
Brookline Bancorp, Inc. (a)	225	3,366
Cadence Bancorporation - Class A	358	7,480
Capitol Federal Financial (a)	363	4,270
Central Pacific Financial Corp.	79	2,067
City Holdings Co. (a)	45	3,407
Columbia Banking System Inc. (a)	203	7,834
Community Bank System Inc.	155	11,737
Customers Bancorp, Inc. (a)	85	3,312
CVB Financial Corp. (a)	364	7,498
Dime Community Bancshares, Inc. (a)	100	3,350
Donnelley Financial Solutions, Inc. (a)	84	2,763
Eagle Bancorp Inc. (a)	92	5,173
eHealth, Inc. (a)	75	4,359
Ellington Financial Inc.	125	2,390
Employer Holdings Inc.	82	3,503
Encore Capital Group, Inc. (a)	90	4,276
Enova International, Inc. (a)	105	3,601
EZCORP, Inc. - Class A (a)	160	964
FB Financial Corporation	95	3,531
First Bancorp. (a)	83	3,407
First Bancorp.	618	7,367
First Commonwealth Financial Corporation	276	3,883
First Financial Bancorp. (a)	280	6,619
First Hawaiian, Inc. (a)	374	10,587
First Midwest Bancorp, Inc. (a)	329	6,525
Flagstar Bancorp, Inc.	136	5,760
Genworth Financial, Inc. - Class A (a)	1,440	5,614
Granite Point Mortgage Trust Inc.	151	2,229
Great Western Bancorp Inc.	158	5,169
Green Dot Corporation - Class A (a)	156	7,300
Greenhill & Co. Inc.	41	634
Hanmi Financial Corp. (a)	89	1,691
HCI Group, Inc. (b)	18	1,740
Heritage Financial Corporation (a)	102	2,557
Hilltop Holdings Inc.	187	6,794
HomeStreet, Inc. (a)	62	2,508
Hope Bancorp, Inc. (a)	352	4,994

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Horace Mann Educators Corp.	116	4,349
Independent Bank Corp. (a)	94	7,059
Independent Bank Group, Inc. (a)	106	7,815
Investors Bancorp, Inc. (a)	648	9,234
James River Group, Inc. (a)	105	3,951
Meta Financial Group, Inc. (a)	93	4,716
Mr. Cooper Group Inc. (a)	196	6,482
National Bank Holdings Corp. - Class A	87	3,302
NBT Bancorp Inc. (a)	125	4,482
NMI Holdings Inc. - Class A (a)	244	5,486
Northfield Bancorp Inc. (a)	133	2,184
Northwest Bancshares Inc. (a)	365	4,983
OFG Bancorp	143	3,170
Old National Bancorp (a)	475	8,358
Pacific Premier Bancorp, Inc. (a)	273	11,527
Palomar Holdings, Inc. (a)	61	4,589
Park National Corp.	41	4,755
Piper Jaffray Cos.	41	5,290
Preferred Bank (a)	38	2,430
ProAssurance Corporation	157	3,565
Provident Financial Services, Inc.	208	4,767
Renasant Corporation (a) (b)	162	6,470
S&T Bancorp Inc. (a)	112	3,492
Safety Insurance Group, Inc. (a)	42	3,262
Seacoast Banking Corp. of Florida (a)	159	5,429
SelectQuote, Inc. (a)	126	2,432
ServisFirst Bancshares, Inc.	135	9,192
Simmons First National Corp. - Class A (a)	310	9,099
SiriusPoint Ltd (a)	220	2,218
Southside Bancshares, Inc. (a)	90	3,428
Stewart Information Services Corp.	77	4,382
StoneX Group Inc. (a)	47	2,868
The Bancorp, Inc. (a)	146	3,365
The PRA Group, Inc. (a)	133	5,123
Tompkins Financial Corp.	35	2,687
Triumph Bancorp, Inc. (a)	65	4,861
Trupanion Inc. (a)	95	10,958
Trustco Bank Corp N Y (a)	54	1,846
Two Harbors Investment Corp. (b)	780	5,898
United Community Banks, Inc. (a)	249	7,955
United Fire Group Inc. (a)	62	1,733
United Insurance Holdings Corp. (a)	64	364
Universal Insurance Holdings, Inc.	84	1,160
Veritex Holdings Inc. (a)	142	5,037
Virtus Partners, Inc. (a)	21	5,697
Walker & Dunlop, Inc.	84	8,741
Westamerica Bancorp (a)	77	4,475
WisdomTree Investments, Inc. (a)	324	2,011
World Acceptance Corp. (a) (b)	11	1,826
WSFS Financial Corp. (a)	137	6,402
		497,762
Consumer Discretionary 15.0%
Abercrombie & Fitch Co. - Class A (a)	178	8,250
American Axle & Manufacturing Holdings, Inc. (a)	322	3,332
American Public Education, Inc. (a)	51	1,435
America's Car Mart, Inc. (a)	18	2,579
Asbury Automotive Group, Inc. (a)	55	9,480
Barnes & Noble Education, Inc. (a) (b)	89	645
Bed Bath & Beyond Inc. (a)	313	10,421
Big Lots Inc.	92	6,103
BJ's Restaurants, Inc. (a)	65	3,209
Bloomin' Brands, Inc. (a)	230	6,238
Boot Barn Holdings, Inc. (a)	84	7,096
Brinker International Inc. (a)	132	8,160
Buckle Inc.	80	3,975
Caleres Inc.	112	3,051
Cato Corp. - Class A	60	1,013
Cavco Industries Inc. (a)	25	5,482
Century Communities Inc.	83	5,553
Cheesecake Factory Inc. (a)	132	7,152
Chico's FAS Inc. (a)	364	2,392
Childrens Place Retail Stores Inc. (a)	42	3,901
Chuy's Holdings Inc. (a)	54	2,016
Conn's Inc. (a)	59	1,503
Cooper-Standard Holdings Inc. (a)	50	1,440
Core-Mark Holding Co. Inc. (a)	129	5,828
Dave & Buster's Entertainment Inc. (a)	135	5,498
Designer Brands Inc. - Class A (a)	163	2,703
Dine Brands Global Inc. (a)	49	4,328
Dorman Products Inc. (a)	83	8,553
El Pollo Loco Holdings Inc. (a)	54	979
Ethan Allen Interiors Inc.	64	1,774
Fiesta Restaurant Group, Inc. (a)	52	698
Fossil Group, Inc. (a)	141	2,013
GameStop Corp. - Class A (a)	159	33,947
Genesco Inc. (a)	42	2,646
Gentherm Incorporated (a)	96	6,806
G-III Apparel Group, Ltd. (a)	126	4,144
Group 1 Automotive Inc.	49	7,559
Guess Inc.	108	2,863
Haverty Furniture Cos. Inc.	47	2,022
Hibbett Sports Inc. (a)	47	4,190
Installed Building Products, Inc.	65	7,924
iRobot Corp. (a) (b)	81	7,521
Kontoor Brands, Inc.	135	7,627
La-Z-Boy Inc.	130	4,826
LCI Industries	72	9,399
LGI Homes, Inc. (a)	63	10,176
Liquidity Services, Inc. (a)	79	2,019
Lumber Liquidators, Inc. (a)	81	1,715
M/I Homes, Inc. (a)	84	4,949
Macy's, Inc. (a)	890	16,881
MarineMax Inc. (a)	62	3,011
MDC Holdings Inc.	159	8,063
Medifast, Inc.	34	9,582
Meritage Homes Corporation (a)	108	10,152
Monarch Casino & Resort Inc. (a)	38	2,515
Monro Inc. (a)	94	5,984
Motorcar Parts of America Inc. (a)	51	1,154
Movado Group Inc.	45	1,409
Office Depot, Inc. (a)	154	7,390
Oxford Industries Inc.	49	4,835
Perdoceo Education Corporation (a)	206	2,525
PetMed Express Inc. (a) (b)	58	1,846
Red Robin Gourmet Burgers, Inc. (a)	43	1,434
Regis Corp. (a) (b)	76	712
Rent-A-Center, Inc. (a)	165	8,778
Ruth's Hospitality Group Inc. (a)	90	2,073
Sally Beauty Holdings, Inc. (a)	326	7,194
Shake Shack Inc. - Class A (a)	104	11,114
Shoe Carnival Inc. (a)	26	1,825
Shutterstock Inc.	64	6,266
Signet Jewelers Limited (a)	151	12,180
Sleep Number Corporation (a)	71	7,760
Sonic Automotive, Inc. - Class A	67	2,992
Stamps.com Inc. (a)	52	10,512
Standard Motor Products Inc.	57	2,467
Steven Madden Ltd. (a)	219	9,605
Sturm Ruger & Co. Inc.	51	4,623
The Aaron's Company, Inc.	101	3,221
Tupperware Brands Corp. (a)	140	3,327
Unifi Inc. (a)	44	1,075
Universal Electronics Inc. (a)	39	1,881
Vera Bradley, Inc. (a)	70	863
Vista Outdoor Inc. (a)	166	7,672
Winnebago Industries Inc.	97	6,593
Wolverine World Wide, Inc.	239	8,046
Zumiez Inc. (a)	59	2,912
		457,605
Information Technology 13.6%
3D Systems Corporation (a)	359	14,363
8x8, Inc. (a)	311	8,647
ADTRAN, Inc. (a)	142	2,942
Advanced Energy Industries, Inc. (a)	110	12,365
Agilysys, Inc. (a)	57	3,213
Alarm.Com Holdings, Inc. (a)	131	11,062
Applied Optoelectronics, Inc. (a)	58	489
Arlo Technologies, Inc. (a)	222	1,504

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Axcelis Technologies, Inc. (a)	97	3,935
Badger Meter, Inc.	83	8,100
Bel Fuse Inc. - Class B (a)	32	466
Benchmark Electronics, Inc.	103	2,932
Blucora, Inc. (a)	135	2,330
BM Technologies, Inc. - Class A (a)	14	171
Bottomline Technologies Inc. (a)	112	4,135
CalAmp Corp. (a)	100	1,278
CEVA Inc. (a)	64	3,034
Cohu Inc. (a)	137	5,048
Comtech Telecommunications Corp. (a)	72	1,746
CSG Systems International, Inc. (a)	94	4,434
CTS Corp.	93	3,438
Daktronics Inc. (a)	101	663
Diebold Nixdorf Inc. (a)	219	2,809
Digi International Inc. (a)	100	2,013
Diodes Inc. (a)	121	9,625
DSP Group, Inc. (a)	69	1,017
Ebix Inc. (a)	69	2,351
ePlus Inc. (a)	38	3,270
EVERTEC, Inc.	172	7,487
ExlService Holdings Inc. (a)	96	10,181
Extreme Networks, Inc. (a)	356	3,970
Fabrinet (a)	105	10,036
FARO Technologies Inc. (a)	52	4,013
FormFactor Inc. (a)	222	8,109
Harmonic, Inc. (a) (b)	290	2,474
Ichor Holdings, Ltd. (a)	79	4,270
Insight Enterprises, Inc. (a)	102	10,161
InterDigital Communications, Inc. (a)	89	6,518
Itron Inc. (a)	128	12,818
Knowles Corporation (a)	264	5,206
Kulicke & Soffa Industries Inc. (a)	176	10,795
LivePerson, Inc. (a)	182	11,535
Mantech International Corp. - Class A (a)	79	6,876
MaxLinear, Inc. (a)	195	8,282
Methode Electronics Inc.	110	5,416
MicroStrategy Inc. - Class A (a) (b)	22	14,706
NETGEAR, Inc. (a)	87	3,317
Onespan, Inc. (a)	96	2,453
Onto Innovation Inc. (a)	140	10,261
OSI Systems Inc. (a)	47	4,766
PC Connection, Inc. (a)	31	1,427
PDF Solutions Inc. (a)	83	1,516
Perficient, Inc. (a)	95	7,638
Photronics Inc. (a)	183	2,418
Plantronics Inc. (a)	108	4,508
Plexus Corp. (a)	82	7,490
Power Integrations Inc. (a)	172	14,126
Progress Software Corp. (a)	127	5,893
Rambus Inc. (a)	322	7,633
Rogers Corp. (a)	53	10,673
Sanmina Corp. (a)	187	7,272
ScanSource Inc. (a)	75	2,095
SMART Global Holdings, Inc. (a)	40	1,926
SPS Commerce, Inc. (a)	102	10,162
Sykes Enterprises Inc. (a)	111	5,979
TTEC Holdings, Inc. (a)	53	5,478
TTM Technologies, Inc. (a)	278	3,977
Ultra Clean Holdings, Inc. (a)	126	6,769
Unisys Corp. (a)	189	4,774
Veeco Instruments Inc. (a)	142	3,423
Viavi Solutions Inc. (a)	655	11,560
Xperi Holding Corporation (a)	302	6,705
		414,472
Health Care 11.8%
Addus HomeCare Corporation (a)	43	3,777
Allscripts Healthcare Solutions, Inc. (a)	407	7,535
AMN Healthcare Services, Inc. (a)	135	13,085
Amphastar Pharmaceuticals, Inc. (a)	103	2,083
AngioDynamics, Inc. (a)	111	3,005
ANI Pharmaceuticals, Inc. (a)	27	942
Anika Therapeutics, Inc. (a)	43	1,863
Apollo Medical Holdings, Inc. (a) (b)	37	2,347
Avanos Medical, Inc. (a)	137	4,969
Cara Therapeutics, Inc. (a)	124	1,770
Cardiovascular Systems Inc. (a)	114	4,870
Coherus Biosciences, Inc. (a)	184	2,546
Collegium Pharmaceutical, Inc. (a)	98	2,325
Community Health Systems Inc. (a)	356	5,496
Computer Programs & Systems Inc. (a)	37	1,232
Conmed Corp. (a)	83	11,379
Corcept Therapeutics Inc. (a)	301	6,613
Corvel Corp. (a)	26	3,465
Covetrus, Inc. (a)	284	7,660
Cross Country Healthcare Inc. (a)	101	1,668
CryoLife Inc. (a)	112	3,177
Cutera Inc. (a)	52	2,542
Cytokinetics, Incorporated (a)	205	4,047
Eagle Pharmaceuticals Inc. (a)	33	1,432
Enanta Pharmaceuticals, Inc. (a)	50	2,200
Endo International Public Limited Company (a)	663	3,103
Fulgent Genetics, Inc. (a) (b)	49	4,551
Glaukos Corp. (a)	131	11,120
Hanger, Inc. (a)	106	2,683
Healthstream, Inc. (a)	74	2,066
Heska Corporation (a)	28	6,456
Innoviva, Inc. (a)	184	2,470
Inogen, Inc. (a)	53	3,426
Integer Holdings Corporation (a)	94	8,896
Invacare Corp. (a)	101	819
Lantheus Holdings Inc. (a) (b)	194	5,375
LeMaitre Vascular Inc. (a)	49	2,989
Luminex Corporation (a)	124	4,566
Magellan Health Services Inc. (a)	67	6,275
Mednax, Inc. (a)	246	7,422
Meridian Bioscience Inc. (a)	122	2,713
Merit Medical Systems Inc. (a)	139	8,988
Mesa Laboratories, Inc. (a)	14	3,813
ModivCare Inc. (a)	35	5,947
Myriad Genetics, Inc. (a)	217	6,628
Natus Medical Inc. (a)	94	2,438
Neogenomics Laboratories, Inc. (a)	338	15,258
Nextgen Healthcare Inc. (a)	164	2,714
Omnicell, Inc. (a)	124	18,704
Orasure Technologies, Inc. (a)	204	2,067
Organogenesis Holdings Inc. - Class A (a)	139	2,315
Orthofix Medical Inc. (a)	55	2,224
Owens & Minor Inc.	214	9,049
Pacira Biosciences, Inc. (a)	125	7,592
Phibro Animal Health Corporation - Class A (a)	60	1,745
Prestige Consumer Healthcare Inc. (a)	143	7,473
RadNet Inc. (a)	126	4,259
Regenxbio Inc. (a)	97	3,771
Select Medical Holdings Corporation	309	13,049
Simulations Plus Inc. (a)	42	2,314
Spectrum Pharmaceuticals, Inc. (a)	446	1,673
Supernus Pharmaceuticals Inc. (a)	150	4,633
SurModics Inc. (a)	41	2,212
Tabula Rasa HealthCare Inc. (a) (b)	63	3,133
Tactile Systems Technology, Inc. (a)	54	2,824
The Ensign Group, Inc. (a)	149	12,882
The Joint Corp (a)	38	3,158
The Pennant Group, Inc. (a)	72	2,957
Tivity Health, Inc. (a)	110	2,882
U. S. Physical Therapy, Inc.	37	4,245
Vanda Pharmaceuticals Inc. (a)	160	3,446
Varex Imaging Corporation (a)	110	2,959
Vericel Corporation (a) (b)	131	6,875
Xencor, Inc. (a)	165	5,690
Zynex, Inc. (a) (b)	53	824
		357,699
Real Estate 8.7%
Acadia Realty Trust	247	5,425
Agree Realty Corporation	193	13,602
Alexander & Baldwin Inc.	212	3,893
American Assets Trust, Inc.	144	5,368
Apollo Commercial Real Estate Finance, Inc.	370	5,904

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Armada Hoffler Properties, Inc.	167	2,225
Brandywine Realty Trust	491	6,736
Capstead Mortgage Corporation	273	1,677
Caretrust REIT, Inc. (a)	275	6,398
Centerspace	38	3,008
Chatham Lodging Trust (a)	141	1,810
Community Healthcare Trust Incorporated	64	3,036
CoreCivic, Inc. (a)	345	3,609
DiamondRock Hospitality Co. (a)	596	5,786
Diversified Healthcare Trust (a)	682	2,851
Dwight A. Walker Real Estate, Inc. - Class A	51	1,694
Easterly Government Properties, Inc.	237	5,002
Essential Properties Realty Trust, Inc.	333	9,006
Four Corners Property Trust, Inc.	216	5,974
Franklin Street Properties Corp.	280	1,472
Getty Realty Corp.	107	3,324
Global Net Lease Inc.	270	4,994
Hersha Hospitality Trust - Class A (a)	110	1,185
Independence Realty Trust, Inc.	288	5,254
Industrial Logistics Properties Trust (a)	186	4,871
Innovative Industrial Properties, Inc. (b)	69	13,088
Invesco Mortgage Capital Inc. (b)	767	2,992
iStar Inc. (b)	206	4,278
Kite Realty Naperville, LLC	246	5,418
KKR Real Estate Finance Trust Inc.	75	1,621
Lexington Realty Trust	795	9,500
LTC Properties Inc.	113	4,333
Mack-Cali Realty Corporation (a)	251	4,302
Marcus & Millichap Inc. (a)	70	2,724
New York Mortgage Trust Inc. (a)	1,088	4,864
NexPoint Residential Trust, Inc.	63	3,475
Office Properties Income Trust (a)	137	4,026
PennyMac Mortgage Investment Trust	281	5,914
Ready Capital Corporation	164	2,602
Realogy Holdings Corp. (a)	337	6,132
Redwood Trust Inc.	326	3,936
Retail Opportunity Investments Corp. (a)	340	5,998
Retail Properties of America, Inc. - Class A	617	7,070
RPT Realty	228	2,960
Safehold Inc.	41	3,230
Saul Centers Inc.	39	1,765
Service Properties Trust (a)	472	5,948
SITE Centers Corp.	480	7,221
St. Joe Co.	90	4,030
Summit Hotel Properties Inc. (a)	308	2,877
Tanger Factory Outlet Centers Inc. (b)	284	5,351
The GEO Group, Inc. (a) (b)	345	2,459
Uniti Group Inc. (a)	669	7,088
Universal Health Realty Income Trust	36	2,190
Urstadt Biddle Properties Inc. - Class A	91	1,756
Washington REIT	240	5,518
Whitestone REIT	120	993
Xenia Hotels & Resorts Inc. (a)	327	6,127
		265,890
Materials 5.1%
AdvanSix Inc. (a)	83	2,488
Allegheny Technologies Incorporated (a)	365	7,601
American Vanguard Corporation	76	1,338
Arconic Corporation (a)	279	9,935
Balchem Corporation (a)	93	12,184
Carpenter Technology Corp.	139	5,579
Century Aluminum Co. (a)	141	1,819
Clearwater Paper Corporation (a)	49	1,411
Domtar Corp. (a)	147	8,053
Ferro Corporation (a)	235	5,079
FutureFuel Corp.	77	741
GCP Applied Technologies Inc. (a)	134	3,125
Glatfelter Corporation	126	1,758
H.B. Fuller Company	151	9,592
Hawkins Inc. (a)	52	1,688
Haynes International Inc. (a)	39	1,367
Innospec Inc. (a)	71	6,399
Kaiser Aluminum Corporation (a)	45	5,565
Koppers Holdings Inc. (a)	59	1,914
Kraton Corporation (a)	89	2,872
Livent Corporation (a)	457	8,844
Materion Corp.	59	4,483
Mercer International Inc. (a)	107	1,368
Myers Industries Inc.	101	2,120
Neenah Inc.	49	2,455
O-I Glass, Inc. (a)	455	7,423
Olympic Steel, Inc. (a)	28	828
Park Aerospace Technologies Corp. (a)	48	714
Quaker Chemical Corp.	38	8,951
Rayonier Advanced Materials Inc. (a)	175	1,174
Schweitzer-Mauduit International Inc.	91	3,662
Stepan Co.	61	7,368
SunCoke Energy, Inc.	239	1,705
TimkenSteel Corp. (a)	110	1,558
Tredegar Corp.	73	1,001
Trinseo S.A.	110	6,610
U.S. Concrete, Inc. (a)	46	3,366
Warrior Met Coal, Inc.	147	2,522
		156,660
Energy 4.6%
Archrock, Inc.	358	3,188
Bonanza Creek Energy, Inc.	53	2,508
Bristow Group Inc. (a)	63	1,617
Callon Petroleum Company (a) (b)	130	7,525
CONSOL Mining Corporation (a)	83	1,536
Core Laboratories N.V.	131	5,101
DMC Global Inc. (a)	51	2,868
Dorian LPG Ltd. (a)	80	1,128
Dril-Quip Inc. (a)	101	3,401
Green Plains Renewable Energy Inc. (a)	120	4,018
Helix Energy Solutions Group, Inc. (a) (b)	405	2,312
Helmerich & Payne Inc.	308	10,036
Laredo Petroleum, Inc. (a) (b)	27	2,493
Matador Resources Co.	316	11,362
Matrix Service Co. (a)	81	853
Nabors Industries Ltd (a)	19	2,174
Oceaneering International, Inc. (a)	281	4,371
Oil States International Inc. (a)	183	1,439
Par Pacific Holdings, Inc. (a)	120	2,023
Patterson-UTI Energy Inc. (a)	539	5,357
PBF Energy Inc. - Class A (a)	279	4,266
PDC Energy, Inc. (a)	285	13,030
Penn Virginia Corporation (a)	42	991
Propetro Holding Corp. (a)	232	2,127
Range Resources Corporation (a)	746	12,505
Reg Biofuels, LLC (a)	134	8,370
REX Stores Corp. (a)	15	1,375
RPC Inc. (a)	156	773
SM Energy Company	308	7,580
Southwestern Energy Co. (a)	1,876	10,635
Talos Energy Inc. (a)	97	1,522
U.S. Silica Holdings, Inc. (a)	209	2,411
		140,895
Consumer Staples 3.8%
B&G Foods, Inc. (b)	185	6,077
Calavo Growers Inc. (a)	47	2,970
Cal-Maine Foods Inc. (a)	107	3,865
Celsius Holdings, Inc. (a)	94	7,158
Central Garden & Pet Co. (a)	27	1,421
Central Garden & Pet Co. - Class A (a)	111	5,384
Coca-Cola Consolidated Inc. (a)	13	5,313
Del Monte Fresh Produce Company	89	2,923
E.L.F. Beauty, Inc. (a)	107	2,905
Edgewell Personal Care Colombia S A S	154	6,771
Inter Parfums Inc. (a)	50	3,590
J&J Snack Foods Corp. (a)	43	7,509
John B. Sanfilippo & Son Inc. (a)	25	2,253
MGPI Processing, Inc. (a)	37	2,525
National Beverage Corp. (a)	65	3,067
PriceSmart Inc. (a)	67	6,111
Seneca Foods Corp. - Class A (a)	18	930
SpartanNash Co. (a)	102	1,964
The Andersons, Inc. (a)	90	2,744
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
The Chefs' Warehouse, Inc. (a)	92	2,929
The Simply Good Foods Company (a)	242	8,836
United Natural Foods Inc. (a)	161	5,969
Universal Corp.	70	3,997
USANA Health Sciences, Inc. (a)	33	3,400
Vector Group Ltd.	367	5,191
WD-40 Co. (a)	39	9,962
		115,764
Communication Services 2.0%
AMC Networks, Inc. - Class A (a)	87	5,810
ATN International Limited (a)	31	1,426
Cincinnati Bell Inc. (a)	145	2,241
Cogent Communications Group, Inc. (a)	121	9,318
Consolidated Communications Holdings Inc. (a)	210	1,846
EW Scripps Co. - Class A (a)	160	3,259
Gannett Media Corp. (a)	378	2,077
Marcus Corp. (a) (b)	68	1,437
Meredith Corporation (a)	117	5,062
QuinStreet, Inc. (a)	140	2,594
Scholastic Corp. (a)	86	3,274
Shenandoah Telecommunications Company (a)	141	6,848
Spok Holdings, Inc. (a)	55	532
TechTarget, Inc. (a)	66	5,152
Vonage Holdings Corp. (a)	679	9,779
		60,655
Utilities 1.5%
American States Water Company	105	8,321
Avista Corporation	198	8,443
California Water Service Group	144	7,983
Chesapeake Utilities Corporation	50	6,058
Northwest Natural Holding Company	86	4,512
South Jersey Industries Inc.	313	8,123
Unitil Corp.	43	2,267
		45,707
Total Common Stocks (cost $2,970,442)		3,020,572
INVESTMENT COMPANIES 0.4%
iShares S&P SmallCap 600 Index ETF	100	11,277
Total Investment Companies (cost $11,268)		11,277
SHORT TERM INVESTMENTS 2.3%
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	56,512	56,512
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	12,648	12,648
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.01%, 09/09/21 (e) (f)	930	930
Total Short Term Investments (cost $70,090)		70,090
Total Investments 101.9% (cost $3,051,800)		3,101,939
Other Derivative Instruments 0.0%		22
Other Assets and Liabilities, Net (1.9)%		(56,653)
Total Net Assets 100.0%		3,045,308

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(e)  All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	135	September 2021	15,563	22	14

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Small Cap Index Fund
Assets - Securities
Common Stocks	3,020,572	—	—	3,020,572
Investment Companies	11,277	—	—	11,277
Short Term Investments	69,160	930	—	70,090
	3,101,009	930	—	3,101,939
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	14	—	—	14
	14	—	—	14

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 44.6%
Information Technology 10.6%
Adyen B.V. (a) (b)	3	8,022
Alteryx, Inc. - Class A (a)	2	165
Analog Devices, Inc. (a) (c)	19	3,345
Avalara, Inc. (a)	19	3,109
Baidu.com - Class A - ADR (a) (c)	9	1,829
Broadcom Inc. (a)	7	3,296
CDW Corp. (a)	19	3,349
Cloudera, Inc. (a) (d)	2	29
Coherent Inc. (a)	3	669
DocuSign, Inc. (a)	13	3,513
Duck Creek Technologies, Inc. (a)	53	2,289
EVERTEC, Inc.	145	6,313
Global Mixed-mode Technology Inc.	146	1,238
Intuit Inc. (a)	8	4,110
Jack Henry & Associates Inc. (a)	14	2,267
Lotes Co.,Ltd	29	610
MagnaChip Semiconductor, Ltd. (a)	39	925
Micron Technology, Inc. (a) (c)	14	1,152
Nanya Technology Corp.	430	1,234
nCino, Inc. (a)	33	1,961
NEXON Co.,Ltd. (e)	39	879
Nuance Communications, Inc. (a)	18	966
NXP Semiconductors N.V.	5	1,095
Open Text Corporation (a)	6	314
Oracle Corporation (c)	181	14,081
Proofpoint, Inc. (a)	2	271
Salesforce.Com, Inc. (a) (c)	47	11,458
SK Hynix Inc.	44	5,003
Slack Technologies, Inc. - Class A (a)	23	1,028
Talend - ADR (a)	57	3,721
TE Connectivity Ltd. (c)	23	3,101
The Trade Desk, Inc. - Class A (a)	47	3,623
Tripod Technology Corp.	386	1,874
UCHI Technologies Berhad	785	578
Visa Inc. - Class A	65	15,027
Wiwynn Corporation	121	4,346
Xilinx, Inc. (a) (c)	58	8,401
Zeta Global Holdings Corp. - Class A (a)	—	2
		125,193
Communication Services 6.6%
Alphabet Inc. - Class A (a)	5	13,264
Alphabet Inc. - Class C (a)	7	17,600
Auto Trader Group PLC	440	3,852
Booking Holdings Inc. (a)	—	893
Charter Communications, Inc. - Class A (a)	4	3,169
Cincinnati Bell Inc. (a)	25	390
Comcast Corporation - Class A (a)	70	3,969
Eletromidia S.A. (a)	1,719	6,143
Facebook, Inc. - Class A (a)	56	19,552
Innocean Worldwide Inc.	15	878
Kanzhun Limited - ADR (a) (c)	1	22
Mediaalpha, Inc. - Class A (a)	82	3,431
MGM Holdings, Inc. - Class A (a) (f)	6	794
Naspers Ltd. - Class N	10	2,272
Netflix, Inc. (a)	1	417
SoftBank Group Corp.	18	1,221
Sogou Inc. - Class A - ADR (a)	21	177
Ubisoft Entertainment (a)	8	585
		78,629
Consumer Discretionary 6.1%
Alibaba Group Holding Limited (a) (b)	37	1,051
Alibaba Group Holding Limited - ADR (a)	65	14,880
Amazon.com Inc. (a) (c)	6	21,212
At Home Group, Inc. (a) (d)	12	442
China Yongda Automobiles Services Holdings Ltd.	1,673	3,005
Compagnie Financiere Richemont SA	11	1,377
Fix Price Group Ltd (a) (g) (h)	169	1,477
Flutter Entertainment Public Limited Company (a)	1	205
Fusheng Precision Co., Ltd.	110	831
GVC Holdings PLC (a)	35	836
JNBY Design Limited (b)	312	553
Jumbo S.A. - Class R	44	748
Just Eat Takeaway.Com N.V. - ADR (a)	—	—
Marriott International, Inc. - Class A (a)	8	1,070
Pool Corporation (a)	8	3,888
Prosus N.V.	10	1,027
Sportsman's Warehouse Holdings, Inc. (a)	52	916
The Home Depot, Inc.	11	3,486
Tongcheng-Elong Holdings Limited (a) (b)	575	1,441
Trip.com Group Limited - ADR (a)	60	2,120
Under Armour Inc. - Class A (a) (c)	265	5,614
Yum China Holdings, Inc.	43	2,833
Zhongsheng Group Holdings Limited	432	3,597
		72,609
Financials 5.5%
Accelerate Acquisition Corp. (a)	—	—
Accelerate Acquisition Corp. - Class A (a)	33	321
ACE Convergence Acquisition Corp. - Class A (a)	66	660
ACKRELL SPAC Partners I Co. (a)	78	800
African Gold Acquisition Corp. (a)	2	19
Agile Growth Corp. (a)	13	126
Ajax I - Class A (a)	140	1,397
Alkuri Global Acquisition Corp. - Class A (a)	1	5
Altimar Acquisition Corp. III (a)	8	78
Altitude Acquisition Corp. - Class A (a)	26	255
American International Group Inc. (c)	64	3,064
Angel Pond Holdings Corp (a)	7	67
AON Public Limited Company - Class A	10	2,350
Apollo Strategic Growth Capital - Class A (a)	32	312
Ares Acquisition Corp. (a) (e)	3	31
Arrowroot Acquisition Corp. - Class A (a)	27	263
Ascendant Digital Acquisition Corp. (a) (f)	15	150
Ascendant Digital Acquisition Corp. - Class A (a)	51	509
Athena Technology Acquisition Corp. (a)	3	32
Atlantic Coastal Acquisition Corp. (a)	16	160
Avanti Acquisition Corp. - Class A (a)	13	122
Broadscale Acquisition Corp. (a)	7	74
Cerberus Telecom Acquisition Corp. - Class A (a)	18	181
CHP Merger Corp. - Class A (a)	18	183
Churchill Capital Corp VII (a)	6	62
Citigroup Inc. (c)	39	2,743
Cohn Robbins Holdings Corp. - Class A (a)	56	548
Colicity Inc. (a)	17	175
Colonnade Acquisition Corp. II (a) (e)	13	134
CONX Corp. - Class A (a)	29	288
COVA Acquisition Corp. (a)	4	36
DHC Acquisition Corporation (a)	7	68
Digital Transformation Opportunities Corp. (a)	1	8
Disruptive Acquisition Corporation I (a)	13	134
E.Merge Technology Acquisition Corp. - Class A (a)	58	566
EG Acquisition Corp. (a)	19	191
Elliott Opportunity II Corp. (a)	3	33
Empower Ltd. - Class A (a)	18	183
Equity Distribution Acquisition Corp. - Class A (a)	68	671
ESM Acquisition Corporation (a)	—	—
Fintech Acquisition Corp. VI (a)	8	85
FirstMark Horizon Acquisition Corp. (a)	12	125
Flame Acquisition Corp. (a)	13	136
Foley Trasimene Acquisition Corp. - Class A (a)	18	178
Forest Road Acquisition Corp. II (a)	7	70
Fortress Value Acquisition Corp. IV (a)	1	8
FTAC Athena Acquisition Corp. (a)	12	118
FTAC Hera Acquisition Corp. (a)	1	13
Fusion Acquisition Corp. - Class A (a)	81	806
Fusion Acquisition Corp. II (a)	12	118
G Squared Ascend I Inc. (a)	13	127
G Squared Ascend II, Inc. (a)	6	60
Galileo Acquisition Corp. (a)	61	614
Genworth Financial, Inc. - Class A (a)	10	37
Gigcapital4, Inc. (a)	10	103
Glenfarne Merger Corp. (a)	13	134
Global Partner Acquisition Corporation II (a)	5	46
Goal Acquisitions Corp. (a)	45	438
Golden Arrow Merger Corp. (a)	13	134

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Gores Holdings VII, Inc. (a)	—	—
Gores Holdings VIII, Inc. (a)	1	8
Gores Technology Partners II, Inc. (a)	—	1
Groupe Bruxelles Lambert SA	29	3,198
GS Acquisition Holdings Corp II - Class A (a)	16	166
GX Acquisition Corp. II (a)	7	70
Haymaker Acquisition Corp. III (a)	18	186
Healthcare Services Acquisition Corporation - Class A (a)	5	51
HPX Corp. - Class A (a)	41	407
Hudson Executive Investment Corp. III (a)	13	134
Industrial and Commercial Bank of China Limited - Class H	895	525
Interprivate II Acquisition Corp. (a)	3	30
Interprivate III Financial Partners Inc. (a)	3	30
Interprivate IV Infratech Partners Inc. (a)	10	99
ION Acquisition Corp 3 Ltd - Class A (a)	6	63
JAWS Spitfire Acquisition Corp (a)	13	136
Jefferies Financial Group Inc.	63	2,161
KB Financial Group Inc.	25	1,265
Khosla Ventures Acquisition Co III - Class A (a)	12	121
Kismet Acquisition One Corp. (a)	18	183
Kismet Acquisition Three Corp. (a)	13	134
KL Acquisition Corp. - Class A (a)	93	898
Kludein I Acquisition Corp. (a)	20	202
Landcadia Holdings III, Inc. - Class A (a)	50	620
Landcadia Holdings IV Inc. (a)	13	134
Lazard Growth Acquisition Corp. I (a)	—	2
Lead Edge Growth Opportunities, Ltd (a)	1	12
LGL Systems Acquisition Corp. - Class A (a)	92	922
Live Oak Acquisition Corp. II Pipe (a) (f)	7	69
LPL Financial Holdings Inc. (a)	8	1,035
Marquee Raine Acquisition Corp. (a)	3	26
Mason Industrial Technology, Inc. (a)	27	271
Medicus Sciences Acquisition Corp. - Class A (a)	9	87
Merida Merger Corp. I (a)	104	1,034
Mission Advancement Corp. (a)	8	80
Montes Archimedes Acquisition Corp. - Class A (a)	86	850
Monument Circle Acquisition Corp. (a)	1	8
Moody's Corp.	11	3,894
NextGen Acquisition Corp - Class A (a)	20	200
NextGen Acquisition Corp. II (a)	5	55
Northern Star Investment Corp. III (a)	6	59
Northern Star Investment Corp. IV (a)	5	45
One Equity Partners Open Water I Corp. (a)	25	248
Orion Acquisition Corp. (a)	2	22
Osprey Technology Acquisition Corp. - Class A (a)	17	169
OTP Bank Plc (a)	24	1,292
Peridot Acquisition Corp. II (a)	8	76
Pershing Square Tontine Holdings, Ltd. - Class A (a)	8	171
Pine Technology Acquisition Corp. (a)	13	125
Ping An Insurance (Group) Co of China Ltd - Class H	186	1,820
Plum Acquisition Corp. I (a)	10	103
Primerica, Inc.	35	5,344
Pt. Bank Pembangunan Daerah Jawa Timur Tbk	11,066	539
Public Joint Stock Society "Sberbank of Russia" - ADR (a)	58	960
Queen's Gambit Growth Capital (a)	12	115
Reinvent Technology Partners Y (a)	19	188
Reinvent Technology Partners Y - Class A (a)	—	—
Rocket Internet Growth Opportunities Corp. (a)	6	62
Ross Acquisition Corp. II (a)	3	25
RXR Acquisition Corp. (a)	—	1
SCP & Co Healthcare Acquisition Company (a)	5	50
SEI Investments Co. (a) (c)	42	2,577
Shelter Acquisition Corporation I (a)	23	227
Signature Bank	2	516
Silver Spike Acquisition Corp II (a)	1	10
Simon Property Group Acquisition Holdings, Inc. (a)	17	175
Slam Corp. (a)	8	77
Sports Entertainment Acquisition Corp. (a)	19	209
Starboard Value Acquisition Corp. - Class A (a)	18	183
Stratim Cloud Acquisition Corp. (a)	6	62
Supernova Partners Acquisition Company III, Ltd. - Class A (a)	28	268
Tailwind Acquisition Corp. - Class A (a)	53	527
TCW Special Purpose Acquisition Corp (a)	1	12
Thunder Bridge Capital Partners III, Inc. - Class A (a)	19	182
Tio Tech A (a)	3	32
TLG Acquisition One Corp. (a)	13	133
Trebia Acquisition Corp. - Class A (a)	81	802
Tuscan Holdings Corp. (a) (f)	30	300
Tuscan Holdings Corp. (a)	77	773
TWC Tech Holdings II Corp. (a)	5	50
Twelve Seas Investment Company II (a)	13	127
Virgin Group Acquisition Corp. II - Class A (a)	18	177
W. R. Berkley Corporation	44	3,236
Wells Fargo & Company	54	2,457
Willis Towers Watson Public Limited Company	1	426
		64,668
Health Care 4.7%
BioMarin Pharmaceutical Inc. (a) (c)	—	6
Cerner Corp. (a) (c)	22	1,695
Change Healthcare Inc. (a) (c)	154	3,558
Convey Holding Parent, Inc. (a)	—	2
Mettler-Toledo International Inc. (a)	3	3,673
Molecular Partners AG - ADR (a)	—	4
Novartis AG - ADR (c)	121	11,018
Novo Nordisk A/S - ADR (c)	28	2,367
Oak Street Health MSO, LLC (a)	—	20
Olympus Corp.	35	693
Osstem Implant Co.,Ltd.	8	776
Pegavision Corporation	35	762
PPD, Inc. (a)	172	7,934
PRA Health Sciences, Inc. (a)	32	5,317
Regeneron Pharmaceuticals, Inc. (a) (c)	18	9,937
Silk Road Medical, Inc. (a)	39	1,863
SillaJen Inc (a) (f)	3	28
Tilray, Inc. (a)	4	76
Vertex Pharmaceuticals Incorporated (a) (c)	7	1,463
Zoetis Inc. - Class A	21	3,843
		55,035
Industrials 4.0%
51job Inc. - ADR (a)	3	194
Aerojet Rocketdyne Holdings, Inc. (a)	5	236
Expeditors International of Washington Inc. (a) (c)	18	2,247
Howmet Aerospace Inc. (a)	52	1,791
Kansas City Southern	1	177
Lennox International Inc.	11	3,751
LG Corp.	17	1,584
LX Holdings Co., Ltd. (a)	4	37
Meggitt Plc (a)	176	1,123
Navistar International Corporation (a) (c)	119	5,313
Old Dominion Freight Line Inc. (a)	14	3,503
Samsung C&T Corporation	9	1,100
The Boeing Company (a) (c)	69	16,623
TransUnion	34	3,785
Univar Solutions Inc. (a)	40	976
Verisk Analytics, Inc. (a)	19	3,271
Wabtec Corp.	19	1,585
		47,296
Consumer Staples 2.9%
American Beverage Co Ambev - ADR	1,721	5,919
Distell Group Holdings Limited (a)	50	579
DLocal Limited - Class A (a) (c)	5	286
Elevation Oncology, Inc. (a)	—	4
JDE Peet's N.V.	22	801
Just Eat Takeaway.Com N.V. (a) (b) (e)	26	2,359
Lamb Weston Holdings Inc.	57	4,606
Monster Beverage 1990 Corporation (a)	120	10,997
Pick n Pay Stores Ltd.	226	834
PT. Wismilak Inti Makmur	31,717	1,273
Sendas Distribuidora S/A	64	1,100
The Spar Group	59	752
TPCO Holding Corp. - Class A (a)	30	166
TPCO Holding Corp. - Class A (a)	57	316

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Unilever PLC (a)	16	920
WH Group Limited (b)	3,243	2,915
		33,827
Materials 1.6%
Domtar Corp. (a)	22	1,195
Forterra, Inc. (a)	35	813
Glencore PLC	617	2,648
HeidelbergCement AG	11	939
International Flavors & Fragrances Inc.	9	1,398
LafargeHolcim Ltd.	56	3,369
Lotte Chemical Titan Holding Berhad (b)	1,149	772
Luxi Chemical Group Co., Ltd. - Class A (a)	394	1,143
Scotts Miracle-Gro Co.	17	3,326
UPL Limited	320	3,422
		19,025
Real Estate 1.3%
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex (a)	701	777
Brookfield Property REIT Inc. (a) (i)	1	36
Cibanco, S.A., Institucion de Banca Multiple (b)	954	1,178
CIFI Holdings (Group) Co. Ltd.	1,236	966
Lamar Advertising Co. - Class A (a)	47	4,892
Longfor Group Holdings Limited	198	1,109
Pebblebrook Hotel Trust (i)	8	200
QTS Realty Trust, Inc. - Class A (d)	56	4,365
Swire Pacific Ltd. - Class A	110	742
Swire Properties Limited	356	1,063
		15,328
Energy 1.0%
Berry Corporation (Bry) (a)	4	25
Bumi Armada Berhad (a)	7,366	805
Gulfport Energy Corporation (a)	5	319
Hindustan Petroleum Corp. Ltd.	557	2,208
Kinder Morgan, Inc.	57	1,045
McDermott International, Inc. (a)	462	226
McDermott International, Inc. (a)	52	25
Schlumberger Ltd. (c)	212	6,797
		11,450
Utilities 0.3%
FirstEnergy Corp.	30	1,120
Pacific Gas And Electric Company (a)	78	792
PNM Resources, Inc.	30	1,486
		3,398
Total Common Stocks (cost $421,586)		526,458
CORPORATE BONDS AND NOTES 24.1%
Health Care 4.5%
AbbVie Inc.
2.95%, 11/21/26	40	43
4.05%, 11/21/39	310	360
Accolade Inc.
0.50%, 04/01/26 (c) (h) (j)	436	556
Aerie Pharmaceuticals, Inc.
1.50%, 10/01/24 (c) (j)	1,525	1,514
Aurora Cannabis Inc.
5.50%, 02/28/24 (c) (j)	2,541	2,127
Avadel Finance Cayman Limited
4.50%, 02/01/23 (c) (h) (j)	1,613	1,670
Bausch Health Companies Inc.
5.50%, 11/01/25 (h)	160	164
9.00%, 12/15/25 (h)	640	686
9.25%, 04/01/26 (h)	570	620
8.50%, 01/31/27 (h)	720	783
4.88%, 06/01/28 (h)	10	10
6.25%, 02/15/29 (h)	160	158
7.25%, 05/30/29 (h)	220	225
5.25%, 01/30/30 (h)	30	28
BioMarin Pharmaceutical Inc.
1.25%, 05/15/27 (c) (j)	1,525	1,532
Bridgebio Pharma, Inc.
2.25%, 02/01/29 (c) (h) (j)	654	635
Canopy Growth Corporation
4.25%, 07/15/23, CAD (c) (h) (j)	2,096	1,810
Centene Escrow I Corporation
5.38%, 06/01/26 (h)	70	73
Coherus Biosciences, Inc.
1.50%, 04/15/26 (c) (j)	1,297	1,329
Collegium Pharmaceutical, Inc.
2.63%, 02/15/26 (c) (j)	1,217	1,313
CommonSpirit Health
4.35%, 11/01/42	130	152
3.82%, 10/01/49	60	67
Community Health Systems, Inc.
6.88%, 04/15/29 (h)	135	142
Cutera, Inc.
2.25%, 03/15/26 (c) (h) (j)	885	1,431
CVS Health Corporation
4.78%, 03/25/38	90	111
4.13%, 04/01/40	80	93
2.70%, 08/21/40	200	194
5.05%, 03/25/48	420	546
4.25%, 04/01/50	10	12
Dynavax Technologies Corporation
2.50%, 05/15/26 (c) (h) (j)	1,424	1,614
Flexion Therapeutics, Inc.
3.38%, 05/01/24 (c) (j)	1,369	1,237
Gossamer Bio, Inc.
5.00%, 06/01/27 (c) (j)	980	788
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	90	111
HCA Inc.
5.38%, 02/01/25	20	23
7.69%, 06/15/25	50	61
5.25%, 06/15/26	60	69
4.50%, 02/15/27	50	57
5.63%, 09/01/28	10	12
5.88%, 02/01/29	30	36
3.50%, 09/01/30	40	43
Innoviva, Inc.
2.13%, 01/15/23 (c) (j)	2,685	2,726
Insmed Incorporated
0.75%, 06/01/28 (c) (j)	1,438	1,588
Invacare Corporation
4.25%, 03/15/26 (c) (h) (j)	352	352
Ironwood Pharmaceuticals, Inc.
1.50%, 06/15/26 (c) (j)	1,211	1,443
Kadmon Holdings, Inc.
3.63%, 02/15/27 (c) (h) (j)	540	476
Karyopharm Therapeutics Inc.
3.00%, 10/15/25 (c) (j)	883	890
Ligand Pharmaceuticals Incorporated
0.75%, 05/15/23 (c) (j)	1,742	1,719
MannKind Corporation
2.50%, 03/01/26 (c) (h) (j)	1,424	1,830
Mesa Laboratories, Inc.
1.38%, 08/15/25 (c) (j)	603	696
NuVasive, Inc.
1.00%, 06/01/23 (c) (j)	2,412	2,511
Omeros Corporation
5.25%, 02/15/26 (c) (j)	1,543	1,714
PetIQ, Inc.
4.00%, 06/01/26 (c) (j)	1,433	2,164
Pharming Group N.V.
3.00%, 01/21/25, EUR (b) (j)	1,000	1,000
Radiology Partners, Inc.
9.25%, 02/01/28 (h)	230	255
Revance Therapeutics, Inc.
1.75%, 02/15/27 (c) (j)	1,416	1,647
Smiledirectclub, Inc.
0.00%, 02/01/26 (c) (h) (j) (k)	2,442	2,004
Tabula Rasa Healthcare, Inc.
1.75%, 02/15/26 (c) (j)	713	720
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	30	30
2.80%, 07/21/23	40	40
7.13%, 01/31/25	597	659
3.15%, 10/01/26	268	255
4.10%, 10/01/46	1,541	1,345

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Teva Pharmaceutical Finance, LLC
6.15%, 02/01/36	185	203
Teva Pharmaceutical Industries Ltd
3.65%, 11/10/21	10	10
2.95%, 12/18/22	194	195
UnitedHealth Group Incorporated
3.13%, 05/15/60	20	21
Varex Imaging Corporation
4.00%, 06/01/25 (c) (j)	1,579	2,331
Willis-Knighton Medical Center
4.81%, 09/01/48	60	77
Zogenix, Inc.
2.75%, 10/01/27 (c) (h) (j)	1,203	1,225
		52,561
Financials 4.2%
Alpha Holding, S.A. de C.V
9.00%, 02/10/25 (h)	250	47
American International Group, Inc.
3.40%, 06/30/30	100	110
Arbor Realty Trust, Inc.
4.75%, 11/01/22 (c) (j)	3,070	3,359
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (h)	225	213
BAC Capital Trust XIV
4.00%, (3 Month USD LIBOR + 0.40%), (100, 08/02/21) (i) (l)	1,440	1,447
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (h) (i)	200	210
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (h)	300	307
Banco General, S.A.
5.25%, (100, 05/07/31) (h) (i)	200	208
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (b)	200	201
7.50%, 04/16/31 (h)	150	152
Banco Macro S.A.
6.75%, 11/04/26 (b)	200	166
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (b) (i)	200	227
7.63%, (100, 01/10/28) (h) (i)	200	227
Banco Santander, S.A.
6.25%, (100, 09/11/21), EUR (b) (i) (j)	500	598
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (h) (i)	250	264
Bank of America Corporation
5.88%, (100, 03/15/28) (i)	100	114
6.25%, (100, 09/05/24) (i)	150	166
4.08%, 03/20/51	10	12
Barclays PLC
8.00%, (100, 06/15/24) (i) (j)	270	307
BBVA USA
3.88%, 04/10/25	280	308
BNP Paribas
6.13%, (100, 06/17/22), EUR (b) (i) (j)	260	323
7.38%, (100, 08/19/25) (h) (i) (j)	200	233
Citigroup Inc.
5.95%, (100, 05/15/25) (i)	1,160	1,275
8.13%, 07/15/39	201	347
Cooperatieve Rabobank U.A.
4.63%, (100, 12/29/25), EUR (b) (i)	600	780
Credit Agricole SA
7.50%, (100, 06/23/26), GBP (b) (i)	240	394
8.13%, (100, 12/23/25) (h) (i) (j)	200	243
Credit Suisse Group AG
5.25%, (100, 02/11/27) (h) (i)	810	857
7.50%, (100, 07/17/23) (h) (i)	210	228
4.19%, 04/01/31 (h) (j)	250	280
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (100, 11/29/22) (b) (i) (m)	200	140
Credivalores - Crediservicios S.A.S
8.88%, 02/07/25 (h)	200	157
Danske Bank A/S
5.88%, (100, 04/06/22), EUR (b) (i) (j)	460	563
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (h)	200	188
Encore Capital Group, Inc.
3.25%, 03/15/22 - 10/01/25 (c) (j)	4,696	5,637
Enel Finance International SA
6.00%, 10/07/39 (h)	150	210
EZCORP, Inc.
2.88%, 07/01/24 (c) (j)	1,090	1,061
Ford Motor Credit Company LLC
4.00%, 11/13/30	200	210
Gilex Holding SARL
8.50%, 05/02/23 (b)	200	205
Glencore Funding LLC
4.13%, 03/12/24 (h)	190	205
3.88%, 10/27/27 (h)	110	121
Grupo Financiero Santander Mexico, S.A. de C.V.
8.50%, (100, 01/20/22) (i) (j)	200	208
Hope Bancorp, Inc.
2.00%, 05/15/38 (c) (j)	2,964	2,923
HSBC Holdings PLC
4.58%, 06/19/29 (j)	200	231
IIP Operating Partnership, LP
3.75%, 02/21/24 (c) (h) (j)	892	2,608
International Bank for Reconstruction and Development
8.40%, 10/12/21, IDR	2,900,000	202
Intesa Sanpaolo S.p.A.
5.88%, (100, 09/01/31), EUR (b) (i)	600	807
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (b) (i)	250	240
JPMorgan Chase & Co.
2.52%, 04/22/31	60	62
2.96%, 05/13/31	290	305
3.11%, 04/22/51	20	21
JPMorgan Chase Bank, National Association
0.00%, 12/28/23 (b) (j) (k)	1,400	1,425
LendingTree, Inc.
0.50%, 07/15/25 (c) (h) (j)	1,961	1,768
Lloyds Banking Group PLC
7.50%, (100, 06/27/24) (i) (j)	200	227
Minejesa Capital B.V.
5.63%, 08/10/37 (b)	250	271
Morgan Stanley
2.19%, 04/28/26	300	311
5.60%, 03/24/51	20	30
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (h)	200	201
Park River Holdings Inc
5.63%, 02/01/29 (h)	50	49
Petrobras Global Finance B.V.
7.38%, 01/17/27	280	344
6.00%, 01/27/28	50	57
6.90%, 03/19/49	200	239
6.85%, 06/05/15	440	500
PT ABM Investama Tbk.
7.13%, 08/01/22 (b)	200	194
Redwood Trust, Inc.
4.75%, 08/15/23 (c) (j)	2,834	2,837
RKP Overseas Finance 2016 (A) Limited
7.95%, (100, 02/17/22) (b) (i)	200	198
Singapore Exchange Limited
0.00%, 03/01/24, EUR (b) (j) (k)	1,300	1,589
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (h)	150	194
The Goldman Sachs Group, Inc.
4.00%(3 Month USD LIBOR + 0.77%), (i) (l)	18	18
6.75%, 10/01/37	190	277
5.15%, 05/22/45	490	652
4.75%, 10/21/45	60	78
The PRA Group, Inc.
3.50%, 06/01/23 (c) (j)	1,980	2,136

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (j)	200	215
The Vanguard Group, Inc.
3.05%, 08/22/50 (f)	250	226
TV Azteca S.A.B. de C.V.
0.00%, 08/09/24 (a) (b) (n)	200	96
Two Harbors Investment Corp.
6.25%, 01/15/26 (c) (j)	786	852
UBS Group Funding (Switzerland) AG
5.75%, (100, 02/19/22), EUR (b) (i) (j)	200	244
7.00%, (100, 02/19/25) (b) (i) (j)	200	231
7.00%, (100, 01/31/24) (h) (i)	200	221
UniCredit S.p.A.
6.57%, 01/14/22 (h)	350	361
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (b) (i) (m)	200	149
Vishay Intertechnology, Inc.
2.25%, 06/15/25 (c) (j)	1,416	1,489
Wells Fargo & Company
5.88%, (100, 06/15/25) (i)	101	113
4.48%, 04/04/31	40	47
4.65%, 11/04/44	120	148
4.40%, 06/14/46	180	217
4.75%, 12/07/46	50	63
5.01%, 04/04/51	760	1,041
		49,215
Information Technology 3.0%
Afterpay Limited
0.00%, 03/12/26, AUD (b) (j) (k)	1,400	963
Alteryx, Inc.
0.50%, 08/01/24 (c) (j)	1,089	1,042
1.00%, 08/01/26 (c) (j)	981	922
ams AG
2.13%, 11/03/27, EUR (b) (j)	1,600	1,871
Avaya Holdings Corp.
2.25%, 06/15/23 (c) (j)	1,882	2,215
Bentley Systems, Incorporated
0.13%, 01/15/26 (c) (h) (j)	2,180	2,602
Broadcom Inc.
4.15%, 11/15/30	180	202
Castle United States Holding Corporation
9.50%, 02/15/28 (h)	365	381
CSG Systems International, Inc.
4.25%, 03/15/36 (c) (j)	2,646	2,761
Dye & Durham Limited
3.75%, 03/01/26, CAD (h) (j)	937	767
Endure Digital, Inc.
6.00%, 02/15/29 (h)	235	233
Fastly, Inc.
0.00%, 03/15/26 (c) (h) (j) (k)	1,416	1,313
Flexential Intermediate Corporation
11.25%, 08/01/24 (h)	225	245
I3 Verticals, LLC
1.00%, 02/15/25 (c) (j)	1,199	1,215
Impinj, Inc.
2.00%, 12/15/26 (c) (j)	877	1,451
Ingram Micro Inc.
5.45%, 12/15/24 (m) (o)	769	875
Kaleyra, Inc.
6.13%, 06/01/26 (c) (h) (j)	250	257
LivePerson, Inc.
0.75%, 03/01/24 (c) (j)	699	1,263
MasterCard Incorporated
3.85%, 03/26/50	150	182
MicroStrategy Incorporated
0.00%, 02/15/27 (c) (h) (j) (k)	1,198	896
Mitek Systems, Inc.
0.75%, 02/01/26 (c) (h) (j)	1,089	1,232
Nuance Communications, Inc.
1.00%, 12/15/35 (j)	98	221
Nutanix, Inc.
0.00%, 01/15/23 (c) (j) (k)	1,415	1,501
NVIDIA Corporation
3.50%, 04/01/40 - 04/01/50	110	125
3.70%, 04/01/60	40	47
NXP B.V.
2.70%, 05/01/25 (h)	300	316
Osi Systems, Inc.
1.25%, 09/01/22 (c) (j)	1,702	1,816
PROS Holdings, Inc.
1.00%, 05/15/24 (c) (j)	1,351	1,406
2.25%, 09/15/27 (c) (h) (j)	679	888
Pure Storage, Inc.
0.13%, 04/15/23 (c) (j)	1,308	1,360
Rapid7, Inc.
0.25%, 03/15/27 (c) (h) (j)	1,201	1,334
Sabre GLBL Inc.
7.38%, 09/01/25 (h)	90	98
Splunk Inc.
1.13%, 06/15/27 (c) (j)	1,527	1,480
SunPower Corporation
4.00%, 01/15/23 (c) (j)	1,363	1,955
Virtusa Corporation
7.13%, 12/15/28 (h)	195	200
		35,635
Communication Services 2.9%
CCO Holdings, LLC
5.75%, 02/15/26 (h)	5	5
5.13%, 05/01/27 (h)	50	52
4.50%, 08/15/30 (h)	10	10
4.50%, 05/01/32	30	31
Cengage Learning, Inc.
9.50%, 06/15/24 (h)	205	210
Charter Communications Operating, LLC
4.20%, 03/15/28	70	79
5.05%, 03/30/29	110	130
5.38%, 04/01/38	90	111
4.80%, 03/01/50	10	11
6.83%, 10/23/55	230	339
Cincinnati Bell Inc.
7.00%, 07/15/24 (h)	870	893
Cinemark Holdings, Inc.
4.50%, 08/15/25 (c) (h) (j)	653	1,154
Comcast Corporation
3.40%, 04/01/30	40	44
3.75%, 04/01/40	10	11
4.70%, 10/15/48	20	26
3.45%, 02/01/50	20	22
2.80%, 01/15/51	20	19
CSC Holdings, LLC
6.50%, 02/01/29 (h)	200	221
4.50%, 11/15/31 (h)	200	201
DISH DBS Corporation
5.88%, 11/15/24	20	21
7.75%, 07/01/26	40	45
5.13%, 06/01/29 (h)	50	49
Dish Network Corporation
3.38%, 08/15/26 (c) (j)	1,526	1,558
Embarq Corporation
8.00%, 06/01/36	370	419
Fox Corporation
5.48%, 01/25/39	70	91
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (h)	75	80
FuboTV Inc.
3.25%, 02/15/26 (c) (h) (j)	1,590	1,566
Intelsat Jackson Holdings S.A.
0.00%, 10/15/24 (a) (h) (n)	320	188
Liberty Broadband Corporation
1.25%, 09/30/50 (c) (h) (j)	2,614	2,630
2.75%, 09/30/50 (c) (h) (j)	2,344	2,493
Liberty Media Corporation
1.00%, 01/30/23 (c) (j)	1,351	1,821
1.38%, 10/15/23 (c) (j)	1,089	1,459
4.00%, 11/15/29 (c) (j)	1,978	1,515
3.75%, 02/15/30 (c) (j)	1,778	1,344
2.13%, 03/31/48 (c) (h) (j)	2,287	2,392
2.75%, 12/01/49 (c) (h) (j)	2,505	2,619

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
0.50%, 12/01/50 (c) (h) (j)	872	1,003
Live Nation Entertainment, Inc.
2.00%, 02/15/25 (c) (j)	872	973
Magnite, Inc.
0.25%, 03/15/26 (c) (h) (j)	1,961	1,750
Network I2I Limited
5.65%, (100, 01/15/25) (h) (i)	200	214
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (p)	250	258
Prosus N.V.
4.85%, 07/06/27 (h)	350	399
Sixsigma Networks México, S.A. de C.V.
7.50%, 05/02/25 (b)	200	176
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	20	29
Spotify USA Inc.
0.00%, 03/15/26 (c) (h) (j) (k)	282	266
Sprint Corporation
11.50%, 11/15/21	60	62
7.88%, 09/15/23	20	23
8.75%, 03/15/32	40	61
TechTarget, Inc.
0.13%, 12/15/25 (c) (h) (j)	1,198	1,501
Telecommunications Services of Trinidad and Tobago Limited (TSTT)
8.88%, 10/18/29 (b)	250	263
Telesat Canada
5.63%, 12/06/26 (h)	65	65
The Marcus Corporation
5.00%, 09/15/25 (c) (h) (j)	861	1,835
T-Mobile USA, Inc.
2.25%, 02/15/26	10	10
2.63%, 02/15/29	40	40
3.88%, 04/15/30	70	78
2.88%, 02/15/31	30	30
3.50%, 04/15/31 (h)	60	62
4.50%, 04/15/50	70	83
Verizon Communications Inc.
4.50%, 08/10/33	20	24
3.40%, 03/22/41	190	201
3.85%, 11/01/42	10	11
4.13%, 08/15/46	100	118
4.00%, 03/22/50	20	23
3.55%, 03/22/51	60	64
3.70%, 03/22/61	190	204
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (h)	200	207
		33,892
Consumer Discretionary 2.7%
Amazon.com, Inc.
4.95%, 12/05/44	40	54
4.05%, 08/22/47	610	745
4.25%, 08/22/57	570	730
2.70%, 06/03/60	2,090	1,991
Carlson Travel, Inc.
6.75%, 12/15/25 (h)	65	60
Carnival Corporation
7.63%, 03/01/26 (h)	40	44
Dealer Tire, LLC
8.00%, 02/01/28 (h)	235	253
Delivery Hero SE
1.50%, 01/15/28, EUR (b) (j)	1,200	1,487
Draftkings Inc.
0.00%, 03/15/28 (c) (h) (j) (k)	1,341	1,213
Fiverr International Ltd
0.00%, 11/01/25 (c) (h) (j) (k)	1,090	1,457
GOL Equity Finance
3.75%, 07/15/24 (c) (h) (j)	1,722	1,565
Groupon, Inc.
1.13%, 03/15/26 (c) (h) (j)	1,417	1,343
Grubhub Holdings Inc.
5.50%, 07/01/27 (h)	402	424
Guess Inc.
2.00%, 04/15/24 (c) (j)	1,309	1,629
Hanesbrands Inc.
4.63%, 05/15/24 (h)	80	85
5.38%, 05/15/25 (h)	40	42
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (h)	60	63
5.75%, 05/01/28 (h)	20	22
Just Eat Takeaway.Com N.V.
1.25%, 04/30/26, EUR (b) (j)	1,100	1,326
K12 Inc.
1.13%, 09/01/27 (c) (h) (j)	1,443	1,360
Las Vegas Sands Corp.
3.20%, 08/08/24	140	147
2.90%, 06/25/25	10	10
Levi Strauss & Co.
5.00%, 05/01/25	8	8
Li Auto Inc.
0.25%, 05/01/28 (c) (h) (j)	1,547	2,148
Lowe`s Companies, Inc.
4.50%, 04/15/30	30	35
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (m)	10	13
Marriott Vacations Worldwide Corporation
0.00%, 01/15/26 (c) (h) (j) (k)	871	956
McDonald's Corporation
3.70%, 01/30/26	190	211
3.50%, 07/01/27	80	89
3.63%, 09/01/49	10	11
4.20%, 04/01/50	30	36
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (h)	60	66
NIKE, Inc.
2.40%, 03/27/25	280	296
3.38%, 03/27/50	20	23
NIO, Inc.
0.00%, 02/01/26 (c) (h) (j) (k)	2,071	1,962
0.50%, 02/01/27 (c) (h) (j)	1,417	1,336
Nissan Motor Co., Ltd.
4.81%, 09/17/30 (h)	330	373
PetSmart, Inc.
7.75%, 02/15/29 (h)	250	276
Prosus N.V.
4.03%, 08/03/50 (h)	360	347
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (h)	26	26
3.88%, 01/15/28 (h)	20	20
3.50%, 02/15/29 (h)	30	30
Royal Caribbean Cruises Ltd.
2.88%, 11/15/23 (c) (h) (j)	1,743	2,188
11.50%, 06/01/25 (h)	562	648
Sands China Ltd.
5.13%, 08/08/25 (m)	200	224
Shift Technologies, Inc.
4.75%, 05/15/26 (c) (h) (j)	1,089	1,346
Stars Group Holdings B.V.
7.00%, 07/15/26 (h)	304	315
The Home Depot, Inc.
2.50%, 04/15/27	280	299
3.30%, 04/15/40	10	11
3.35%, 04/15/50	10	11
TKC Holdings, Inc.
10.50%, 05/15/29 (h)	140	152
Vroom, Inc.
0.75%, 07/01/26 (c) (h) (j)	530	543
Wayfair Inc.
0.63%, 10/01/25 (c) (h) (j)	1,417	1,503
Wesleyan University
4.78%, 07/01/16	60	79
Wheel Pros, Inc.
6.50%, 05/15/29 (h)	100	101
Wolverine Escrow LLC
9.00%, 11/15/26 (h)	49	48
Wynn Macau, Limited
5.63%, 08/26/28 (h)	200	209
		31,989

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Energy 1.8%
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (h)	250	256
Apache Corporation
4.88%, 11/15/27	10	11
4.38%, 10/15/28	50	53
6.00%, 01/15/37	40	46
5.10%, 09/01/40	420	441
5.25%, 02/01/42	110	116
4.75%, 04/15/43	320	333
4.25%, 01/15/44	90	88
7.38%, 08/15/47	100	119
5.35%, 07/01/49	80	84
Berry Petroleum Co.
7.00%, 02/15/26 (h)	70	71
Blue Racer Midstream, LLC
7.63%, 12/15/25 (h)	50	54
Cheniere Energy, Inc.
4.63%, 10/15/28 (h)	30	32
Chevron Corporation
3.08%, 05/11/50	10	10
Chevron U.S.A. Inc.
3.85%, 01/15/28	150	171
Cimarex Energy Co.
3.90%, 05/15/27	10	11
4.38%, 03/15/29	160	182
ConocoPhillips
4.85%, 08/15/48 (h)	110	145
Continental Resources, Inc.
5.75%, 01/15/31 (h)	110	132
4.90%, 06/01/44	140	158
DCP Midstream, LLC
6.45%, 11/03/36 (h)	40	47
DCP Midstream, LP
7.38%, (100, 12/15/22) (i)	80	78
6.75%, 09/15/37 (h)	130	157
Devon Energy Corporation
8.25%, 08/01/23 (h)	170	194
5.85%, 12/15/25	100	117
5.25%, 10/15/27 (h)	32	34
5.88%, 06/15/28 (h)	489	544
4.50%, 01/15/30 (h)	26	28
7.95%, 04/15/32	30	43
5.60%, 07/15/41	50	62
4.75%, 05/15/42	120	136
5.00%, 06/15/45	260	305
Devon Financing Corporation, U.L.C.
7.88%, 09/30/31	80	112
Diamondback Energy, Inc.
2.88%, 12/01/24	30	32
3.25%, 12/01/26	40	43
3.50%, 12/01/29	10	11
4.40%, 03/24/51	60	68
Ecopetrol S.A.
5.38%, 06/26/26	50	55
5.88%, 05/28/45	210	225
Energy Transfer LP
6.50%, (100, 08/15/26) (i)	290	296
6.63%, (100, 02/15/28) (i)	320	313
6.75%, (100, 05/15/25) (i)	260	261
7.13%, (100, 05/15/30) (i)	380	392
6.50%, 02/01/42	60	78
5.95%, 10/01/43	80	98
5.30%, 04/15/47	520	606
6.00%, 06/15/48	100	127
6.25%, 04/15/49	90	118
5.00%, 05/15/50	80	92
Enterprise Products Operating LLC
4.15%, 10/16/28	20	23
6.13%, 10/15/39	60	84
6.45%, 09/01/40	80	115
5.95%, 02/01/41	140	193
5.38%, 02/15/78	70	73
EOG Resources, Inc.
4.38%, 04/15/30	20	24
4.95%, 04/15/50	20	27
EQT Corporation
3.00%, 10/01/22	10	10
3.13%, 05/15/26 (h)	60	61
3.90%, 10/01/27	70	75
5.00%, 01/15/29	20	22
8.50%, 02/01/30 (m) (o)	20	26
3.63%, 05/15/31 (h)	50	52
Exxon Mobil Corporation
4.33%, 03/19/50	130	161
3.45%, 04/15/51	70	76
Frontera Energy Corporation
7.88%, 06/21/28 (h)	200	201
FS Luxembourg S.à r.l.
10.00%, 12/15/25 (h)	200	224
Gran Tierra Energy Inc.
7.75%, 05/23/27 (h)	200	178
Gulfport Energy Corporation
8.00%, 05/17/26 (e)	42	44
Helix Energy Solutions Group, Inc.
6.75%, 02/15/26 (c) (j)	1,874	2,311
Hunt Oil USA, Inc.
6.38%, 06/01/28 (b)	200	211
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	60	63
6.95%, 01/15/38	10	14
6.50%, 09/01/39	40	56
6.55%, 09/15/40	100	140
6.38%, 03/01/41	40	55
Kinder Morgan, Inc.
5.30%, 12/01/34	230	285
Kosmos Energy Ltd.
7.13%, 04/04/26 (b)	200	198
MEG Energy Corp.
5.88%, 02/01/29 (h)	10	11
MPLX LP
4.88%, 12/01/24 - 06/01/25	120	135
5.20%, 03/01/47	80	98
4.70%, 04/15/48	110	128
5.50%, 02/15/49	60	78
NGL Energy Operating LLC
7.50%, 02/01/26 (h)	300	315
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (h)	60	65
Occidental Petroleum Corporation
6.95%, 07/01/24	120	135
2.90%, 08/15/24	40	41
5.55%, 03/15/26	50	55
3.20%, 08/15/26	80	81
6.63%, 09/01/30	240	289
6.13%, 01/01/31	590	694
0.00%, 10/10/36 (k)	2,350	1,222
6.20%, 03/15/40	90	102
4.50%, 07/15/44	260	252
4.63%, 06/15/45	360	351
6.60%, 03/15/46	140	166
4.40%, 04/15/46	190	184
4.10%, 02/15/47	50	47
4.20%, 03/15/48	250	234
Oil States International, Inc.
4.75%, 04/01/26 (c) (h) (j)	244	258
PBF Holding Company LLC
9.25%, 05/15/25 (h)	205	207
PERU LNG
5.38%, 03/22/30 (b)	200	172
Petrobras Global Finance B.V.
5.50%, 06/10/51	100	100
Petróleos Mexicanos
6.38%, 01/23/45	320	275
Plains All American Pipeline, L.P.
6.70%, 05/15/36	50	61
PT Pertamina (Persero)
4.15%, 02/25/60 (b)	200	201

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Range Resources Corporation
5.88%, 07/01/22	19	19
5.00%, 03/15/23	60	62
4.88%, 05/15/25	100	104
Shell International Finance B.V.
2.75%, 04/06/30	20	21
3.25%, 04/06/50	80	85
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (h)	250	254
Sunoco Logistics Partners Operations L.P.
6.85%, 02/15/40	40	51
6.10%, 02/15/42	40	49
5.40%, 10/01/47	180	213
Targa Resource Corporation
5.38%, 02/01/27	10	10
5.50%, 03/01/30	20	22
4.88%, 02/01/31 (h)	40	43
4.00%, 01/15/32 (h)	10	10
Tervita Corporation
11.00%, 12/01/25 (h)	175	196
The Williams Companies, Inc.
7.50%, 01/15/31	40	55
8.75%, 03/15/32	190	290
5.75%, 06/24/44	220	290
Transcontinental Gas Pipe Line Company, LLC
7.85%, 02/01/26	70	89
Tullow Oil PLC
10.25%, 05/15/26 (h)	200	210
UEP Penonome II S.A.
6.50%, 10/01/38 (h)	197	202
Western Midstream Operating, LP
4.35%, 02/01/25 (m) (o)	30	32
3.95%, 06/01/25	90	94
4.65%, 07/01/26	10	11
4.50%, 03/01/28	100	107
4.75%, 08/15/28	110	120
5.30%, 02/01/30 (m) (o)	180	202
5.45%, 04/01/44	200	216
5.30%, 03/01/48	80	85
5.50%, 08/15/48	150	164
6.50%, 02/01/50 (m) (o)	30	35
Williams Partners L.P.
6.30%, 04/15/40	70	96
5.10%, 09/15/45	10	12
		21,593
Industrials 1.6%
3M Company
3.70%, 04/15/50	40	47
Air Transport Services Group, Inc.
1.13%, 10/15/24 (c) (j)	1,525	1,555
American Airlines, Inc.
5.75%, 04/20/29 (h)	115	124
Atlas Air Worldwide Holdings, Inc.
2.25%, 06/01/22 (c) (j)	2,074	2,244
1.88%, 06/01/24 (c) (j)	1,308	1,676
Delta Air Lines, Inc.
3.63%, 03/15/22	140	142
3.80%, 04/19/23	10	10
2.90%, 10/28/24	90	92
7.00%, 05/01/25 (h)	140	164
7.38%, 01/15/26	60	70
Fortive Corporation
0.88%, 02/15/22 (c) (j)	1,746	1,754
General Dynamics Corporation
4.25%, 04/01/40 - 04/01/50	30	38
General Electric Capital Corporation
6.88%, 01/10/39	20	30
General Electric Company
3.45%, 05/01/27	20	22
3.63%, 05/01/30	30	33
GFL Environmental Inc.
4.25%, 06/01/25 (h)	40	42
H&E Equipment Services, Inc.
3.88%, 12/15/28 (h)	60	59
Indika Energy Capital III Pte. Ltd.
5.88%, 11/09/24 (b)	200	203
Interpipe Holdings PLC
8.38%, 05/13/26 (h)	200	200
Kaman Corporation
3.25%, 05/01/24 (c) (j)	1,583	1,677
Madison IAQ LLC
5.88%, 06/30/29 (h)	25	25
Northrop Grumman Corporation
5.25%, 05/01/50	190	267
Park Aerospace Holdings Limited
5.25%, 08/15/22 (h)	4	4
4.50%, 03/15/23 (h)	20	21
5.50%, 02/15/24 (h)	50	55
Parsons Corporation
0.25%, 08/15/25 (c) (h) (j)	1,090	1,159
Patrick Industries, Inc.
1.00%, 02/01/23 (c) (j)	2,015	2,184
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (h)	40	44
SkyMiles IP Ltd.
4.50%, 10/20/25 (h)	240	258
4.75%, 10/20/28 (h)	110	122
Spirit Airlines, Inc.
8.00%, 09/20/25 (h)	48	54
Tempo Acquisition, LLC
6.75%, 06/01/25 (h)	684	696
The Boeing Company
4.88%, 05/01/25 (m)	300	336
2.70%, 02/01/27	70	72
5.15%, 05/01/30 (m)	160	189
3.25%, 02/01/35	190	192
3.55%, 03/01/38	20	20
5.71%, 05/01/40 (m)	140	180
3.75%, 02/01/50	10	10
5.81%, 05/01/50 (m)	310	418
5.93%, 05/01/60 (m)	100	138
The Greenbrier Companies, Inc.
2.88%, 04/15/28 (c) (h) (j)	1,439	1,526
Triumph Group, Inc.
6.25%, 09/15/24 (h)	295	300
7.75%, 08/15/25	75	77
Uber Technologies, Inc.
6.25%, 01/15/28 (h)	135	145
United Airlines Pass Through Trust
4.38%, 04/15/26 (h)	40	41
4.63%, 04/15/29 (h)	320	331
United Rentals (North America), Inc.
5.88%, 09/15/26	70	73
3.88%, 11/15/27	20	21
5.25%, 01/15/30	100	110
XPO Cnw, Inc.
6.70%, 05/01/34	120	144
		19,394
Consumer Staples 1.3%
Altria Group, Inc.
4.40%, 02/14/26	21	24
4.80%, 02/14/29	6	7
2.45%, 02/04/32	10	10
5.80%, 02/14/39	80	99
6.20%, 02/14/59	131	170
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	110	131
5.55%, 01/23/49	280	386
4.50%, 06/01/50	170	207
5.80%, 01/23/59	40	58
Atento Luxco 1
8.00%, 02/10/26 (h)	150	164
Avid SPV, LLC
1.25%, 03/15/26 (c) (h) (j)	871	1,192
BAT Capital Corp.
3.56%, 08/15/27	110	118
4.54%, 08/15/47	90	95

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Beyond Meat, Inc.
0.00%, 03/15/27 (c) (h) (j) (k)	1,417	1,437
California Institute of Technology
3.65%, 09/01/19	90	102
Corporacion Azucarera del Peru S.A.
6.38%, 08/02/22 (b)	100	97
Costco Wholesale Corporation
1.38%, 06/20/27	300	302
Coty Inc.
6.50%, 04/15/26 (h)	35	35
Herbalife Nutrition Ltd.
2.63%, 03/15/24 (c) (j)	2,178	2,380
Kraft Foods Group, Inc.
6.88%, 01/26/39	10	14
5.00%, 06/04/42	30	37
Kraft Heinz Foods Company
4.25%, 03/01/31	10	11
5.20%, 07/15/45	60	75
4.38%, 06/01/46	60	68
4.88%, 10/01/49	50	61
5.50%, 06/01/50	20	26
Kronos Acquisition Holdings Inc
7.00%, 12/31/27 (h)	190	191
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 (h)	40	41
Mondelez International, Inc.
1.50%, 05/04/25	300	305
PepsiCo, Inc.
2.63%, 03/19/27	130	140
Philip Morris International Inc.
1.13%, 05/01/23	300	304
Pyxus International, Inc.
10.00%, 08/24/24	97	86
Target Corporation
2.25%, 04/15/25	280	294
TBLA International Pte. Ltd.
7.00%, 01/24/23 (b)	200	191
The Chefs' Warehouse, Inc.
1.88%, 12/01/24 (c) (h) (j)	1,395	1,460
1.88%, 12/01/24 (c) (j)	1,365	1,428
The Procter & Gamble Company
3.00%, 03/25/30	40	44
Triton Water Holdings Incorporated
6.25%, 04/01/29 (h)	155	156
Turning Point Brands, Inc.
2.50%, 07/15/24 (c) (j)	2,463	2,727
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (h)	90	94
		14,767
Real Estate 1.2%
Agile Group Holdings Limited
7.75%, (100, 05/25/25) (b) (i)	200	202
Braemar Hotel & Resorts Inc.
4.50%, 06/01/26 (c) (h) (j)	545	669
Central China Real Estate Limited
7.25%, 07/16/24 (b)	200	173
CIFI Holdings (Group) Co. Ltd.
5.38%, (100, 08/24/22) (b) (i)	200	203
Deutsche Wohnen AG
0.60%, 01/05/26, EUR (b) (j)	1,600	2,387
Dragon Delight Holdings Company Limited
7.00%, (100, 05/31/22) (b) (i)	200	200
Lippo Malls Indonesia Retail Trust
7.25%, 06/19/24 (b)	200	209
Pebblebrook Hotel Trust
1.75%, 12/15/26 (c) (j)	1,307	1,480
PennyMac Corp.
5.50%, 11/01/24 (c) (j)	2,178	2,249
5.50%, 03/15/26 (c) (h) (j)	1,415	1,477
Realogy Group LLC
0.25%, 06/15/26 (c) (h) (j)	739	750
Ronshine China Holdings Limited
6.75%, 08/05/24 (b)	200	184
Summit Hotel Trs 005, LLC
1.50%, 02/15/26 (c) (j)	1,481	1,525
Theta Capital Pte. Ltd.
6.75%, 10/31/26 (b)	200	197
Tricon Residential Inc.
5.75%, 03/31/22 (j)	2,033	2,267
Uniti Group Inc.
6.50%, 02/15/29 (h)	130	131
Yuzhou Properties Company Limited
8.30%, 05/27/25 (b)	200	170
		14,473
Materials 0.6%
Anglo American Capital PLC
3.63%, 09/11/24 (h)	200	216
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (h)	200	212
Braskem Netherlands Finance B.V.
5.88%, 01/31/50 (b)	200	219
Century Aluminum Company
2.75%, 05/01/28 (c) (h) (j)	545	528
CSN Islands XII Corp
7.00% (b) (i)	200	202
First Quantum Minerals Ltd
7.50%, 04/01/25 (h)	200	208
Freeport-McMoRan Inc.
4.55%, 11/14/24	10	11
4.63%, 08/01/30	20	22
5.45%, 03/15/43	300	367
Illuminate Buyer LLC
9.00%, 07/01/28 (h)	235	262
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd
2.50%, 04/15/26 (c) (h) (j)	871	1,061
Metinvest B.V.
7.75%, 10/17/29 (b)	200	222
MP Materials Corp.
0.25%, 04/01/26 (c) (h) (j)	1,548	1,644
Pretium Resources Inc.
2.25%, 03/15/22 (c) (j)	1,906	1,896
Suzano Austria GmbH
3.75%, 01/15/31 (o)	40	42
UPL Corporation Limited
5.25%, (100, 02/27/25) (b) (i)	200	204
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (h)	200	176
Yamana Gold Inc.
4.63%, 12/15/27	100	110
		7,602
Utilities 0.3%
AES Andres B.V.
5.70%, 05/04/28 (h)	200	207
AES Gener S.A.
7.13%, 03/26/79 (b)	200	214
Cameron LNG, LLC
3.30%, 01/15/35 (h)	180	193
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (b)	250	178
Empresa Generadora de Electricidad Itabo, S.A.
7.95%, 05/11/26 (b)	54	56
FirstEnergy Corp.
4.40%, 07/15/27 (m) (o)	100	109
7.38%, 11/15/31	660	902
Pacific Gas And Electric Company
2.50%, 02/01/31	60	56
3.30%, 08/01/40	20	18
3.50%, 08/01/50	50	45
Sunnova Energy International Inc.
0.25%, 12/01/26 (c) (h) (j)	1,416	1,755
		3,733
Total Corporate Bonds And Notes (cost $266,072)		284,854
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.0%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-CW1, REMIC, 0.37%, (1 Month USD LIBOR + 0.28%), 07/25/36 (l) (o)	2,489	2,122

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
AMSR 2020-SFR4 Trust
Series 2020-G2-SFR4, REMIC, 4.87%, 11/19/25	3,700	3,797
AMSR 2020-SFR5 Trust
Series 2020-G-SFR5, REMIC, 4.11%, 11/19/25	5,000	5,032
Apidos CLO XXIV
Series 2016-DR-24A, 5.99%, (3 Month USD LIBOR + 5.80%), 10/21/30 (l)	500	470
AREIT Trust
Series 2019-D-CRE3, 2.72%, (1 Month USD LIBOR + 2.65%), 07/14/22 (l) (o)	350	343
Avis Budget Rental Car Funding (AESOP) LLC
Series 2020-B-2A, 2.96%, 02/20/26	360	381
Bain Capital Credit CLO 2019-3 Ltd
Series 2019-E-3A, 7.34%, (3 Month USD LIBOR + 7.15%), 10/21/32 (l)	500	501
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 0.35%, 07/28/27 (l)	1,023	992
Bancorp Commercial Mortgage Trust
Series 2018-D-CRE4, REMIC, 2.17%, (1 Month USD LIBOR + 2.10%), 09/17/21 (l)	1,250	1,242
Series 2019-D-CRE5, REMIC, 2.43%, (1 Month USD LIBOR + 2.35%), 02/15/22 (l)	484	483
Bank 2021-BNK32
Interest Only, Series 2021-XA-BN32, REMIC, 0.89%, 04/17/54 (l)	1,120	68
Barings CLO Ltd
Series 2018-E-3A, 5.94%, (3 Month USD LIBOR + 5.75%), 07/20/29 (l)	500	475
BBCMS Trust
Series 2018-E-CBM, REMIC, 3.62%, (1 Month USD LIBOR + 3.55%), 07/15/37 (l) (o)	470	466
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.96%, 07/17/28 (l)	377	349
Benchmark 2020-B18 Mortgage Trust
Series 2020-AGNE-B18, REMIC, 3.76%, 08/15/25	343	350
BHP Trust
Series 2019-E-BXHP, REMIC, 2.65%, (1 Month USD LIBOR + 2.57%), 08/15/21 (l)	132	132
BX Commercial Mortgage Trust 2019-IMC
Series 2019-G-IMC, REMIC, 3.67%, (1 Month USD LIBOR + 3.60%), 04/17/34 (l)	481	473
BX Trust 2017-APPL
Series 2017-F-APPL, REMIC, 4.32%, (1 Month USD LIBOR + 4.25%), 07/15/34 (l) (o)	425	426
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (l)	252	264
Canyon Capital CLO Ltd
Series 2014-DR-1A, 5.69%, (3 Month USD LIBOR + 5.50%), 01/30/31 (l)	700	644
Carlyle Global Market Strategies CLO Ltd
Series 2014-D-2RA, 5.51%, (3 Month USD LIBOR + 5.35%), 05/15/31 (l)	1,000	916
Cascade MH Asset Trust
Series 2019-M-MH1, REMIC, 5.99%, 10/25/24	4,100	4,271
Castlelake Aircraft Securitization Trust
Series 2018-C-1, 6.63%, 06/15/25 (o)	1,169	898
CF Trust
Series 2019-F-MF1, REMIC, 3.04%, (1 Month USD LIBOR + 2.95%), 08/16/21 (l)	505	501
Chenango Park CLO, Ltd
Series 2018-D-1A, 5.98%, (3 Month USD LIBOR + 5.80%), 04/15/30 (l)	1,000	983
Chevy Chase Funding LLC
Series 2004-B1-2A, REMIC, 0.63%, 05/25/35 (l)	265	221
CHL Mortgage Pass-Through Trust
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	1,165	849
CIFC Funding 2020-I Ltd
Series 2021-E-1A, 6.18%, (3 Month USD LIBOR + 6.00%), 04/25/33 (l)	500	502
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (l)	291	289
Series 2018-F-TBR, REMIC, 3.72%, (1 Month USD LIBOR + 3.65%), 12/15/36 (l)	524	514
Citigroup Commercial Mortgage Trust 2018-C6
Series 2018-D-C6, REMIC, 5.23%, 11/10/51 (l)	350	361
Citigroup Mortgage Loan Trust
Series 2007-A3A-AHL3, REMIC, 0.15%, (1 Month USD LIBOR + 0.06%), 08/25/45 (l) (o)	3,086	2,575
Clas Limited
Series 2019-E-1A, 0.00%, 04/15/39 (g) (l)	1,000	310
COMM 2016-CCRE28 Mortgage Trust
Series 2016-D-CR28, REMIC, 4.04%, 12/12/25 (l)	313	317
COMM Mortgage Trust
Series 2018-D-HCLV, REMIC, 2.25%, (1 Month USD LIBOR + 2.18%), 09/15/33 (l)	1,000	985
Conseco Finance Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	172	179
Credit Suisse Mortgage Trust
Series 2019-B-RIO, REMIC, 7.08%, (1 Month USD LIBOR + 7.00%), 12/15/21 (l)	560	543
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.78%, 11/18/25 (l)	344	369
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 5.10%, 05/15/26 (l)	1,000	795
CSMC Trust
Series 2017-F-CHOP, REMIC, 4.67%, (1 Month USD LIBOR + 4.35%), 07/15/32 (l) (o)	880	792
CWABS Asset-Backed Certificates Trust
Series 2006-1A-12, REMIC, 0.35%, (1 Month USD LIBOR + 0.26%), 12/25/36 (l) (o)	297	288
CWABS, Inc.
Series 2003-3A-2, REMIC, 0.60%, (1 Month USD LIBOR + 0.50%), 08/26/33 (l) (o)	95	94
CWMBS, Inc.
Series 2005-2A1-9, REMIC, 0.53%, (1 Month USD LIBOR + 0.44%), 05/25/35 (l) (o)	3	3
Dividend Solar Loans LLC
Series 2019-A-1, REMIC, 3.67%, 07/20/31	199	210
DOLP Trust 2021-NYC
Series 2021-F-NYC, 3.70%, 05/10/41	375	358
Series 2021-G-NYC, 3.70%, 05/10/41	375	340
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 5.91%, (3 Month USD LIBOR + 5.75%), 08/15/31 (h) (l)	500	489
Elmwood CLO IX Ltd
Series 2021-E-2A, 0.00%, (3 Month USD LIBOR + 5.95%), 07/20/34 (l)	500	500
Ford Credit Floorplan Master Owner Trust A
Series 2018-A-4, 4.06%, 11/15/28	260	298
Fountainbleu Miami Beach Trust Class H
Series 2019-H-FBLU, REMIC, 4.09%, 12/12/24 (l)	99	96
FREMF 2016-KF14 Mortgage Trust
Series 2016-B-KF14, REMIC, 8.89%, (1 Month USD LIBOR + 8.80%), 01/25/23 (l)	1,000	997
FREMF 2018-KF56 Mortgage Trust
Series 2018-C-KF56, REMIC, 5.89%, (1 Month USD LIBOR + 5.80%), 11/25/28 (l)	841	844
Gilbert Park CLO Ltd
Series 2017-E-1A, 6.58%, (3 Month USD LIBOR + 6.40%), 10/15/30 (l)	500	500
Granite Point Mortgage Trust Inc.
Series 2018-D-FL1, REMIC, 3.04%, (1 Month USD LIBOR + 2.95%), 11/21/35 (l) (o)	246	244
GreenPoint Mortgage Funding, Inc.
Series 2005-2A1-AR5, REMIC, 0.65%, (1 Month USD LIBOR + 0.56%), 11/25/45 (l) (o)	422	302
GS Mortgage Securities Corp Trust
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	782
Series 2018-C-SRP5, REMIC, 4.07%, (1 Month USD LIBOR + 3.75%), 09/15/31 (l) (o)	718	180
GS Mortgage Securities Trust
Series 2014-D-GC26, REMIC, 4.66%, 11/10/47 (l)	507	347
GS Mortgage Securities Trust 2015-GC28
Series 2015-D-GC28, REMIC, 4.46%, 02/12/48 (l)	800	809

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
GSAA Home Equity Trust
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,796	1,291
Hawaii Hotel Trust
Series 2019-F-MAUI, REMIC, 2.82%, (1 Month USD LIBOR + 2.75%), 05/17/38 (l) (o)	493	493
Highbridge Loan Management Ltd
Series 2013-DR-2A, 6.79%, (3 Month USD LIBOR + 6.60%), 10/22/29 (l)	1,000	963
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A2-BPL1, 5.44%, 08/25/23 (o)	2,987	3,037
Horizon Aircraft Finance I Limited
Series 2018-C-1, 6.66%, 12/15/25	936	724
Hospitality Investors Trust, Inc.
Series 2019-G-HIT, REMIC, 3.97%, (1 Month USD LIBOR + 3.90%), 11/15/21 (l)	401	379
HPS Loan Management, Ltd.
Series 13A-E-18, 5.68%, (3 Month USD LIBOR + 5.50%), 10/15/30 (l)	900	844
Series 6A-DR-2015, 5.28%, (3 Month USD LIBOR + 5.10%), 02/05/31 (h) (l)	1,000	935
IndyMac ABS, Inc.
Series 2005-M2-C, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 10/25/35 (l) (o)	320	312
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	83	85
Series 2019-D-UES, REMIC, 4.60%, 05/07/24 (l)	85	86
Series 2019-E-UES, REMIC, 4.60%, 05/07/24 (l)	99	97
Series 2019-F-UES, REMIC, 4.60%, 05/07/24 (l)	104	99
Series 2019-G-UES, REMIC, 4.60%, 05/07/24 (l)	114	104
Series 2011-E-C3, REMIC, 5.71%, 02/16/46 (l)	334	107
J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series 2011-D-C5, REMIC, 5.61%, 09/17/21 (l)	1,650	1,438
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-F-MFP, REMIC, 3.07%, (1 Month USD LIBOR + 3.00%), 07/15/21 (l)	582	574
Series 2019-G-MFP, REMIC, 4.12%, (1 Month USD LIBOR + 4.05%), 07/15/21 (l)	347	330
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (l)	347	4
JPMBB Commercial Mortgage Securities Trust
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (l)	650	502
JPMBB Commercial Mortgage Securities Trust 2014-C24
Interest Only, Series 2014-XA-C24, REMIC, 1.05%, 11/18/47 (l)	10,794	246
Keycorp Student Loan Trust
Series 2005-2C-A, 1.45%, (3 Month USD LIBOR + 1.30%), 12/27/38 (l)	356	339
LCM XVII Limited Partnership
Series ER-17A, 6.18%, (3 Month USD LIBOR + 6.00%), 10/15/31 (l)	500	466
LCM XX Limited Partnership
Series ER-20A, 5.64%, (3 Month USD LIBOR + 5.45%), 10/20/27 (l)	500	476
Legacy Mortgage Asset Trust
Series 2019-A2-GS7, REMIC, 4.50%, 10/25/21 (o)	4,100	4,135
Series 2019-A2-GS3, REMIC, 4.25%, 04/25/59 (o)	4,700	4,702
Lehman Mortgage Trust
Series 2006-1A6-5, REMIC, 0.59%, (1 Month USD LIBOR + 0.50%), 09/25/36 (l)	978	510
Lehman Mortgage Trust 2007-2
Series 2007-2A1-2, REMIC, 0.40%, (1 Month USD LIBOR + 0.31%), 03/25/37 (l)	11,283	1,401
Interest Only, Series 2007-2A13-2, REMIC, 6.60%, (6.69% - (1 Month USD LIBOR * 1)), 03/25/37 (l)	11,058	2,855
LHOME Mortgage Trust
Series 2019-M-RTL2, 6.05%, 03/25/22 (o)	3,000	3,030
Loandepot GMSR Trust
Series 2018-A-GT1, 2.87%, (1 Month USD LIBOR + 2.80%), 10/16/23 (l)	2,000	1,994
Madison Park Funding Ltd
Series 2021-E-48A, 6.39%, (3 Month USD LIBOR + 6.25%), 04/19/33 (l)	1,000	1,000
Madison Park Funding XIV, Ltd.
Series 2014-ER-14A, 5.98%, (3 Month USD LIBOR + 5.80%), 10/22/30 (l)	500	488
Madison Park Funding XLV Ltd
Series 2020-E-45A, 7.58%, (3 Month USD LIBOR + 7.40%), 07/15/31 (l)	500	500
Series 2020-ER-45A, 0.00%, (3 Month USD LIBOR + 6.35%), 07/17/34 (l)	500	500
Madison Park Funding XXII, Ltd.
Series 2016-ER-22A, 6.88%, (3 Month USD LIBOR + 6.70%), 01/15/33 (l)	500	499
Madison Park Funding XXVI, Ltd.
Series 2017-ER-26A, 6.68%, (3 Month USD LIBOR + 6.50%), 07/29/30 (l)	500	500
Mello Warehouse Securitization Trust
Series 2019-F-2, REMIC, 3.34%, (1 Month USD LIBOR + 3.25%), 10/25/21 (l)	1,300	1,307
Mello Warehouse Securitization Trust 2020-1
Series 2020-F-1, REMIC, 4.09%, (1 Month USD LIBOR + 4.00%), 10/26/22 (l)	2,000	2,000
Series 2020-G-1, REMIC, 5.59%, (1 Month USD LIBOR + 5.50%), 10/26/22 (l)	4,000	4,000
Mill City Solar Loan Ltd
Series 2019-A-1A, 4.34%, 11/20/28	190	206
Milos CLO, Ltd.
Series 2017-ER-1A, 6.34%, (3 Month USD LIBOR + 6.15%), 10/21/30 (l)	500	496
Morgan Stanley
Series 2006-A1-13AX, REMIC, 0.27%, (1 Month USD LIBOR + 0.18%), 10/25/36 (l) (o)	4,811	1,976
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
Series 2017-D-C34, REMIC, 2.70%, 10/15/27	350	311
Morgan Stanley Capital I Trust
Series 2007-C-IQ15, REMIC, 6.37%, 03/11/23 (l)	268	256
Morgan Stanley Capital I Trust 2018-H4
Series 2018-D-H4, REMIC, 3.00%, 12/15/28	300	263
Mosaic Solar Loan Trust 2020-1
Series 2020-R-1A, 0.00%, 04/20/46	583	499
Motel 6 Trust
Series 2017-F-MTL6, REMIC, 4.32%, (1 Month USD LIBOR + 4.25%), 08/15/34 (l)	520	522
Myers Park CLO, Ltd.
Series 2018-E-1A, 5.72%, (3 Month USD LIBOR + 5.50%), 10/21/30 (l)	1,000	980
Natixis Commercial Mortgage Securities Trust
Series 2019-D-FAME, REMIC, 4.54%, 08/15/24 (l)	520	514
Series 2019-E-FAME, REMIC, 4.54%, 08/15/24 (l)	370	353
Navient Private Education Refi Loan Trust
Series 2020-B-A, 3.16%, 11/15/68	200	211
Neuberger Berman CLO XXIII, Ltd.
Series 2016-ER-23A, 5.94%, (3 Month USD LIBOR + 5.75%), 10/18/27 (h) (l)	500	498
Neuberger Berman Loan Advisers CLO 37 Ltd
Series 2020-ER-37A, 5.89%, (3 Month USD LIBOR + 5.75%), 07/21/31 (l)	500	500
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-5A1-AR1, REMIC, 0.63%, (1 Month USD LIBOR + 0.54%), 02/25/36 (l) (o)	7,423	1,513
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (o)	3,354	1,387
NovaStar Mortgage Funding Trust
Series 2006-A2C-3, REMIC, 0.41%, (1 Month USD LIBOR + 0.32%), 10/25/36 (l) (o)	4,020	2,962
Octagon Investment Partners 20, Ltd.
Series 2019-E-4A, 6.97%, (3 Month USD LIBOR + 6.80%), 05/12/31 (l)	500	496

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Octagon Investment Partners 40 Ltd
Series 2019-E-1A, 6.58%, (3 Month USD LIBOR + 6.39%), 04/21/31 (l)	1,000	992
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 5.94%, (3 Month USD LIBOR + 5.75%), 07/17/30 (l)	500	482
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (h) (l)	1,500	374
OHA Credit Funding 3 LTD
Series 2019-ER-3A, 0.00%, (3 Month USD LIBOR + 6.25%), 07/02/35 (l)	1,000	1,000
Pioneer Aircraft Finance Ltd
Series 2019-C-1, 6.90%, 06/15/26	933	729
Progress Residential 2021-SFR2 Trust
Series 2021-G-SFR2, REMIC, 4.25%, 04/17/26	4,000	4,038
Radnor Ltd
Series 2020-M1C-1, 1.84%, (1 Month USD LIBOR + 1.75%), 01/25/30 (h) (l)	550	546
RBSSP Resecuritization Trust
Series 2010-6A2-4, REMIC, 5.83%, 02/26/36 (o)	314	317
Residential Asset Mortgage Products, Inc.
Series 2006-M1-RZ3, REMIC, 0.62%, (1 Month USD LIBOR + 0.53%), 08/25/36 (l) (o)	294	290
Rockland Park Limited
Series 2021-E-1A, 6.41%, (3 Month USD LIBOR + 6.25%), 04/20/34 (l)	500	500
SMB Private Education Loan Trust 2021-A
Series 2021-R-A, 0.00%, 01/15/53	1	1,499
Series 2021-D2-A, 3.86%, 01/15/53	290	288
SoFi Professional Loan Program 2018-A LLC
Series 2018-R1-A, 0.00%, 02/25/42 (g) (h)	21	728
Series 2018-R2-A, 0.00%, 02/25/42 (g)	6	216
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (f)	50	1,211
SoFi Professional Loan Program LLC
Series 2016-R-F, 0.00%, 02/27/40 (g) (l)	100	746
Series 2019-R1-B, 0.00%, 08/17/48 (g) (l)	42	824
Sonic Capital LLC
Series 2020-A2I-1A, REMIC, 3.85%, 01/20/27	396	417
Sound Point CLO, Ltd.
Series 2019-ER-2A, 0.00%, (3 Month USD LIBOR + 6.47%), 07/17/34 (l)	500	490
Spruce Hill Mortgage Loan Trust
Series 2020-B2-SH1, REMIC, 4.68%, 02/29/24 (l)	1,200	1,213
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-2A2-19, REMIC, 3.04%, 01/25/35 (l)	1,465	1,458
THL Credit Wind River CLO Ltd
Series 2018-E-2A, 5.93%, (3 Month USD LIBOR + 5.75%), 07/15/30 (l)	500	484
Series 2014-ER2-3A, 6.40%, (3 Month USD LIBOR + 6.22%), 10/22/31 (l)	500	461
Tricon American Homes 2020-SFR1
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	5,335
TTAN 2021-MHC
Series 2021-G-MHC, REMIC, 4.30%, (1 Month USD LIBOR + 4.20%), 03/15/24 (l)	500	501
TVC Mortgage Trust
Series 2020-M-RTL1, REMIC, 5.19%, 09/25/22 (o)	2,400	2,424
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C-C9, REMIC, 5.04%, 03/17/28 (l)	353	393
Velocity Commercial Capital Loan Trust
Series 2018-M4-2, REMIC, 5.32%, 03/25/26	500	541
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	231	248
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (l)	743	751
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (l)	331	334
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	709	749
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (l)	801	805
Velocity Commercial Capital Loan Trust 2020-1
Series 2020-A-MC1, REMIC, 4.50%, 06/25/23	1,601	1,597
Velocity Commercial Capital Loan Trust 2020-2
Series 2020-A2-2, REMIC, 5.00%, 12/25/25 (l)	1,800	1,762
Venture XX CLO Ltd
Series 2015-CR-20A, 2.08%, (3 Month USD LIBOR + 1.90%), 04/15/27 (l)	1,000	1,000
Volt XCII, LLC
Series 2021-A2-NPL1, 4.95%, 01/25/24 (o)	2,000	2,000
Voya CLO Ltd
Series 2019-E-2A, 6.79%, (3 Month USD LIBOR + 6.60%), 07/20/32 (l)	500	500
Wells Fargo Commercial Mortgage Trust
Series 2015-D-NXS4, REMIC, 3.85%, 11/18/25 (l)	293	291
Series 2016-D-C33, REMIC, 3.12%, 03/17/26	470	452
Series 2016-C-C34, REMIC, 5.23%, 04/17/26 (l)	838	788
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (h) (o)	826	828
Total Non-U.S. Government Agency Asset-Backed Securities (cost $147,809)		141,758
GOVERNMENT AND AGENCY OBLIGATIONS 10.5%
Sovereign 3.6%
Cabinet of Ministers of Ukraine
7.25%, 03/15/33 (b)	300	312
7.25%, 03/15/33 (h)	350	364
Commonwealth of Australia
3.00%, 03/21/47, AUD (b)	2,390	2,053
1.75%, 06/21/51, AUD (b)	1,010	671
Ghana, Government of
8.95%, 03/26/51 (h)	250	247
Gobierno de la Provincia de Buenos Aires
0.00%, 06/15/27 (a) (h) (n)	310	136
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/13/42, MXN	137,550	7,128
8.00%, 11/07/47, MXN	47,190	2,489
4.50%, 01/31/50	300	319
Kuwait, Government of
3.50%, 03/20/27 (h)	200	223
Ministry of Finance of the Russian Federation
7.75%, 09/16/26, RUB	20,050	284
7.95%, 10/07/26, RUB	20,060	287
8.15%, 02/03/27, RUB	152,933	2,208
6.00%, 10/06/27, RUB	32,050	417
7.05%, 01/19/28, RUB	124,715	1,714
6.90%, 05/23/29, RUB	214,690	2,920
7.65%, 04/10/30, RUB	29,130	414
7.70%, 03/23/33 - 03/16/39, RUB	264,026	3,810
7.25%, 05/10/34, RUB	101,790	1,408
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (h)	290	343
6.13%, 06/15/33 (h)	200	211
Presidencia Da Republica Federativa Do Brasil
4.25%, 01/07/25	210	227
5.00%, 01/27/45	830	839
4.75%, 01/14/50	300	291
Presidencia De La Nacion
1.00%, 07/09/29	95	36
0.13%, 07/09/30 - 01/09/38 (o)	1,966	665
Presidencia de la Republica de El Salvador
7.12%, 01/20/50 (b)	200	172
Presidencia de la Republica Dominicana
6.40%, 06/05/49 (h)	200	216
5.88%, 01/30/60 (h)	210	210
The Arab Republic of Egypt
7.63%, 05/29/32 (h)	260	276
The Central People's Government of the People's Republic of China
3.38%, 11/21/24, CNH	500	79
3.31%, 11/30/25, CNY	2,000	318
3.48%, 06/29/27, CNH	4,000	645
4.29%, 05/22/29, CNH	1,000	171
The Republic of Indonesia, The Government of
8.38%, 09/15/26 - 04/15/39, IDR	26,963,000	2,050
7.00%, 05/15/27 - 09/15/30, IDR	49,544,000	3,577
9.00%, 03/15/29, IDR	10,524,000	839
8.25%, 05/15/29 - 05/15/36, IDR	32,866,000	2,523

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
6.50%, 02/15/31, IDR	5,806,000	398
7.38%, 05/15/48, IDR	10,370,000	725
		42,215
U.S. Treasury Bond 2.9%
Treasury, United States Department of
1.13%, 08/15/40	800	688
3.00%, 05/15/45	5,560	6,554
2.00%, 02/15/50	610	599
1.25%, 05/15/50 (c)	4,680	3,821
1.38%, 08/15/50	560	472
1.63%, 11/15/50	16,390	14,718
1.88%, 02/15/51	4,880	4,655
2.38%, 05/15/51	2,360	2,520
		34,027
Collateralized Mortgage Obligations 2.4%
Federal Home Loan Mortgage Corporation
Series 2017-B1-DNA2, REMIC, 5.24%, (1 Month USD LIBOR + 5.15%), 10/25/29 (l)	410	447
Series SW-4170, REMIC, 3.98%, (4.05% - (1 Month USD LIBOR * 1)), 01/15/33 (l)	1,237	1,250
Interest Only, Series SG-3972, REMIC, 5.83%, (5.90% - (1 Month USD LIBOR * 1)), 12/15/41 (l)	5,838	908
Series MS-4096, REMIC, 2.52%, (2.57% - (1 Month USD LIBOR * 0.57)), 08/15/42 (l)	447	396
Series SB-4118, REMIC, 2.59%, (2.63% - (1 Month USD LIBOR * 0.57)), 10/15/42 (l)	206	194
Series SJ-4141, REMIC, 4.66%, (4.80% - (1 Month USD LIBOR * 1.5)), 12/15/42 (l)	243	221
Series ST-4666, REMIC, 6.84%, (7.00% - (1 Month USD LIBOR * 1.75)), 12/15/42 (l)	315	323
Series 2019-B1-DNA3, REMIC, 3.34%, (1 Month USD LIBOR + 3.25%), 07/26/49 (l)	1,400	1,420
Series 2020-B1-DNA3, REMIC, 5.19%, (1 Month USD LIBOR + 5.10%), 06/27/50 (l)	250	262
Interest Only, Series KI-5038, REMIC, 2.00%, 11/25/50	11,064	1,130
Series 2020-B1-DNA6, REMIC, 3.02%, (SOFR + 3.00%), 12/27/50 (l)	250	251
Series 2021-M2-MN1, REMIC, 3.77%, (SOFR + 3.75%), 01/25/51 (l)	500	525
Federal National Mortgage Association, Inc.
Series 2015-2M2-C03, 5.09%, (1 Month USD LIBOR + 5.00%), 07/25/25 (l)	21	22
Series 2017-1M2-C07, REMIC, 2.49%, (1 Month USD LIBOR + 2.40%), 05/28/30 (l)	263	267
Series 2018-1B1-C06, REMIC, 3.84%, (1 Month USD LIBOR + 3.75%), 03/25/31 (l)	340	349
Series 2019-1B1-R05, REMIC, 4.19%, (1 Month USD LIBOR + 4.10%), 07/25/39 (l)	130	132
Series 2020-1M2-R01, REMIC, 2.14%, (1 Month USD LIBOR + 2.05%), 01/25/40 (l)	314	315
Series 2012-GS-125, REMIC, 2.58%, (2.63% - (1 Month USD LIBOR * 0.57)), 11/25/42 (l)	1,916	1,710
Series 2012-US-137, REMIC, 5.29%, (5.40% - (1 Month USD LIBOR * 1.2)), 12/25/42 (l)	19	19
Series 2013-CS-59, REMIC, 3.91%, (4.00% - (1 Month USD LIBOR * 1)), 06/25/43 (l)	909	819
Series 2015-HZ-23, REMIC, 3.00%, 04/25/45	302	320
Interest Only, Series 2018-SA-54, REMIC, 6.16%, (6.25% - (1 Month USD LIBOR * 1)), 08/25/48 (l)	4,275	839
Interest Only, Series 2020-AS-54, REMIC, 6.06%, (6.15% - (1 Month USD LIBOR * 1)), 08/25/50 (l)	3,740	788
Interest Only, Series 2020-SA-74, REMIC, 4.08%, (4.10% - (SOFR * 1)), 10/25/50 (l)	7,120	870
Interest Only, Series 2020-SA-77, REMIC, 4.09%, (4.10% - (SOFR * 1)), 11/25/50 (l)	9,235	1,217
Interest Only, Series 2020-SB-77, REMIC, 4.09%, (4.10% - (SOFR * 1)), 11/25/50 (l)	6,526	847
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 1.62%, 01/20/42 (l)	6,827	308
Interest Only, Series 2015-MS-80, REMIC, 6.16%, (6.25% - (1 Month USD LIBOR * 1)), 06/20/45 (l)	3,645	721
Interest Only, Series 2018-HS-97, REMIC, 6.11%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (l)	419	60
Interest Only, Series 2018-SD-91, REMIC, 6.11%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (l)	3,196	440
Interest Only, Series 2018-SA-111, REMIC, 4.46%, (4.55% - (1 Month USD LIBOR * 1)), 08/20/48 (l)	5,360	556
Interest Only, Series 2018-SH-105, REMIC, 6.16%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/48 (l)	3,035	432
Interest Only, Series 2018-SK-124, REMIC, 6.11%, (6.20% - (1 Month USD LIBOR * 1)), 09/20/48 (l)	3,366	514
Interest Only, Series 2018-SA-166, REMIC, 6.06%, (6.15% - (1 Month USD LIBOR * 1)), 12/20/48 (l)	4,421	609
Interest Only, Series 2019-SH-92, REMIC, 6.01%, (6.10% - (1 Month USD LIBOR * 1)), 07/20/49 (l)	3,537	466
Interest Only, Series 2020-SA-115, REMIC, 4.11%, (4.20% - (1 Month USD LIBOR * 1)), 08/20/50 (l)	5,582	820
Interest Only, Series 2020-SC-115, REMIC, 4.11%, (4.20% - (1 Month USD LIBOR * 1)), 08/20/50 (l)	5,751	805
Interest Only, Series 2020-BS-112, REMIC, 6.16%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/50 (l)	5,431	937
Interest Only, Series 2020-SD-142, REMIC, 6.21%, (6.30% - (1 Month USD LIBOR * 1)), 09/20/50 (l)	3,832	890
Interest Only, Series 2020-S-133, REMIC, 6.24%, (6.25% - (SOFR * 1)), 09/20/50 (l)	3,731	906
Interest Only, Series 2020-SH-146, REMIC, 6.21%, (6.30% - (1 Month USD LIBOR * 1)), 10/20/50 (l)	3,847	760
Interest Only, Series 2020-SD-167, REMIC, 6.21%, (6.30% - (1 Month USD LIBOR * 1)), 11/20/50 (l)	3,874	851
Interest Only, Series 2020-SU-189, REMIC, 6.21%, (6.30% - (1 Month USD LIBOR * 1)), 12/20/50 (l)	3,414	803
Interest Only, Series 2021-SA-97, REMIC, 2.59%, (2.60% - (SOFR* 1)), 06/20/51 (l)	12,500	898
		27,617
U.S. Treasury Note 0.8%
Treasury, United States Department of
0.25%, 09/30/25	80	78
0.75%, 03/31/26	540	538
0.50%, 04/30/27 (c)	790	766
0.63%, 12/31/27	60	58
1.25%, 04/30/28 - 06/30/28	7,230	7,248
1.13%, 02/15/31	500	485
1.63%, 05/15/31	380	386
		9,559
Commercial Mortgage-Backed Securities 0.4%
Federal National Mortgage Association, Inc.
Interest Only, Series 2020-X9-M10, REMIC, 0.92%, 12/25/27 (l)	18,762	741
Interest Only, Series 2019-X-M7, REMIC, 0.46%, 05/25/29 (l)	12,821	474
Interest Only, Series 2019-X-M12, REMIC, 0.70%, 06/25/29 (l)	8,698	458
Interest Only, Series 2020-X2-M13, REMIC, 1.40%, 09/25/30 (l)	4,643	398
Interest Only, Series 2019-X2-M21, REMIC, 1.46%, 02/25/31 (l)	4,183	428
Interest Only, Series 2019-2XA-M24, REMIC, 1.15%, 03/25/31 (l)	4,495	430
Interest Only, Series 2020-X4-M10, REMIC, 0.97%, 07/25/32 (l)	14,208	1,032
Government National Mortgage Association
Interest Only, Series 2020-IA-168, REMIC, 0.99%, 12/16/62 (l)	5,225	453
Interest Only, Series 2021-IO-52, REMIC, 0.85%, 04/16/63 (l)	5,715	471
		4,885

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Mortgage-Backed Securities 0.4%
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,500	1,671
3.40%, 03/01/30	1,500	1,713
3.24%, 01/01/33	1,189	1,358
		4,742
Municipal 0.0%
Detroit, City of
4.00%, 04/01/44 (o)	60	59
Illinois, State of
5.10%, 06/01/33	250	294
The Regents of the University of California
3.71%, 05/15/20	20	22
		375
Total Government And Agency Obligations (cost $123,561)		123,420
SENIOR FLOATING RATE INSTRUMENTS 1.6%
Information Technology 0.5%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (l)	136	134
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (l)	190	192
Applied Systems, Inc.
2021 2nd Lien Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 09/19/25 (l)	435	440
Aspect Software, Inc.
2021 Term Loan, 6.00%, (3 Month USD LIBOR + 5.25%), 12/31/24 (l)	240	235
Blackhawk Network Holdings, Inc
2018 2nd Lien Term Loan, 7.13%, (1 Month USD LIBOR + 7.00%), 12/31/21 (l)	55	54
Colorado Buyer Inc
Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 03/15/24 (l)	159	155
2nd Lien Term Loan, 8.25%, (3 Month USD LIBOR + 7.25%), 05/01/25 (l)	448	443
Constant Contact Inc
Second Lien Term Loan, 8.25%, (3 Month USD LIBOR + 7.50%), 02/10/29 (g) (l)	520	512
Cvent, Inc.
1st Lien Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 11/30/24 (l)	809	797
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 7.09%, (1 Month USD LIBOR + 7.00%), 02/16/29 (l)	200	201
Dell International L.L.C.
2021 Term Loan B, 2.00%, (1 Month USD LIBOR + 1.75%), 09/19/25 (l)	56	56
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 3.70%, (3 Month USD LIBOR + 3.50%), 07/24/24 (l)	309	283
Grab Holdings Inc
Term Loan B, 5.50%, (6 Month USD LIBOR + 4.50%), 01/20/26 (l)	279	283
Ivanti Software, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 11/22/27 (l)	130	130
Mitchell International, Inc.
2017 2nd Lien Term Loan, 7.34%, (1 Month USD LIBOR + 7.25%), 12/01/25 (l)	330	329
OneDigital Borrower LLC
2020 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/29/27 (l)	368	369
Riverbed Technology, Inc.
2020 Term Loan B, 7.00%, (3 Month USD LIBOR + 6.00%), 12/31/23 (l)	827	783
Tibco Software Inc.
2020 2nd Lien Term Loan, 7.35%, (1 Month USD LIBOR + 7.25%), 02/14/28 (l)	185	188
Western Digital Corporation
2018 Term Loan B4, 1.84%, (1 Month USD LIBOR + 1.75%), 04/29/23 (l)	138	138
		5,722
Consumer Discretionary 0.4%
Alterra Mountain Company
Term Loan B1, 2.84%, (1 Month USD LIBOR + 2.75%), 06/28/24 (l)	29	29
American Tire Distributors Holdings, Inc.
2015 Term Loan, 8.50%, (3 Month USD LIBOR + 7.50%), 10/01/21 (l)	44	44
2015 Term Loan, 8.50%, (1 Month USD LIBOR + 7.50%), 10/01/21 (l)	397	396
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 12/23/24 (l)	116	115
CityCenter Holdings, LLC
2017 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 04/14/24 (l)	39	38
Dhanani Group Inc.
2018 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 06/22/25 (l)	40	38
Getty Images, Inc.
2019 USD Term Loan B, 4.62%, (3 Month USD LIBOR + 4.50%), 02/13/26 (l)	400	399
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (l)	1,801	1,786
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.84%, (1 Month USD LIBOR + 1.75%), 10/25/23 (l)	61	60
McGraw-Hill Global Education Holdings, LLC
2021 Term Loan B, 5.75%, (1 Month USD LIBOR + 4.75%), 11/01/24 (l)	851	851
Scientific Games International, Inc.
2018 Term Loan B5, 2.84%, (1 Month USD LIBOR + 2.75%), 08/14/24 (l)	107	106
Travel Leaders Group, LLC
2018 Term Loan B, 4.09%, (3 Month USD LIBOR + 4.00%), 01/25/24 (l)	295	284
		4,146
Financials 0.2%
Asurion LLC
2018 Term Loan B7, 3.09%, (1 Month USD LIBOR + 3.00%), 11/15/24 (l)	49	48
2021 2nd Lien Term Loan B3, 5.34%, (1 Month USD LIBOR + 5.25%), 02/05/28 (l)	65	65
Edelman Financial Center, LLC
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 03/15/28 (l)	29	29
Gulf Finance, LLC
Term Loan B, 6.25%, (1 Month USD LIBOR + 5.25%), 08/25/23 (l)	264	223
ION Trading Finance Limited
2021 USD Term Loan, 4.95%, (3 Month USD LIBOR + 4.75%), 03/26/28 (l)	175	176
Jane Street Group, LLC
2021 Term Loan, 2.84%, (3 Month USD LIBOR + 2.75%), 01/21/28 (l)	29	29
Lealand Finance Company B.V.
2020 Letter Of Credit, 4.20%, (3 Month USD LIBOR + 4.00%), 06/28/24 (g) (l)	484	324
2020 Take Back Term Loan, 0.00%, (3 Month USD LIBOR + 1.00%), 06/30/25 (l) (q)	—	—
McDermott Technology Americas Inc
2020 Make Whole Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 06/28/24 (g) (l)	7	4
2020 Take Back Term Loan, 4.09%, (1 Month USD LIBOR + 1.00%), 06/30/25 (l)	368	164
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 0.00%, (3 Month USD LIBOR + 1.50%), 02/28/25 (l) (q)	18	18
2020 Super Priority Term Loan, 9.00%, (3 Month USD LIBOR + 1.50%), 02/28/25 (l)	320	336
2019 Term Loan, 5.20%, (3 Month USD LIBOR + 5.00%), 03/18/26 (l)	107	98
VFH Parent LLC
2019 Term Loan B, 3.09%, (3 Month USD LIBOR + 3.00%), 01/22/26 (l)	8	8
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, 10/15/38	1,012	981
		2,503
Health Care 0.2%
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (l)	796	783
Athenahealth, Inc.
2021 Term Loan B1, 4.41%, (3 Month USD LIBOR + 4.25%), 02/11/26 (l)	20	20
Bausch Health Companies Inc.
2018 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 05/19/25 (l)	23	23
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (l)	10	10
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (l)	62	62
Curium BidCo S.a r.l.
2020 USD 2nd Lien Term Loan, 8.50%, (3 Month USD LIBOR + 7.75%), 12/31/23 (l)	195	198
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.84%, (3 Month USD LIBOR + 3.75%), 09/27/25 (l)	300	256
2020 PIK Term Loan, 0.00%, (3 Month USD LIBOR + 6.00%), 10/10/25 (l) (q)	315	251
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (l)	320	320
Global Medical Response, Inc.
2017 Term Loan B2, 5.25%, (6 Month USD LIBOR + 4.25%), 09/26/24 (l)	93	93
Phoenix Guarantor Inc.
2020 Term Loan B, 3.34%, (3 Month USD LIBOR + 3.25%), 03/05/26 (l)	29	29
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 11/09/25 (l)	76	76
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (l)	300	290
		2,411
Communication Services 0.2%
Altice France S.A.
USD Term Loan B12, 3.87%, (3 Month USD LIBOR + 3.69%), 01/31/26 (l)	77	76
Cengage Learning, Inc.
2016 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 06/07/23 (l)	1,260	1,261
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 06/29/26 (l) (q)	185	185
Charter Communications Operating, LLC
2019 Term Loan B1, 1.85%, (1 Month USD LIBOR + 1.75%), 04/30/25 (l)	140	140
GOGO Intermediate Holdings LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/21/28 (l)	110	110
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (l)	25	25
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (l)	164	166
Level 3 Financing Inc.
2019 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 03/01/27 (l)	108	106
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (g) (q)	146	6
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 03/15/26 (l)	156	156
Virgin Media Bristol LLC
USD Term Loan N, 2.57%, (1 Month USD LIBOR + 2.50%), 10/03/27 (l)	45	45
		2,276
Industrials 0.1%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (l)	100	104
Aegion Corporation
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/31/28 (l)	85	86
American Trailer World Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/17/28 (l)	130	130
Berry Global, Inc.
2021 Term Loan Z, 1.83%, (1 Month USD LIBOR + 1.75%), 07/01/26 (l)	39	39
DG Investment Intermediate Holdings 2, Inc.
2021 2nd Lien Term Loan, 7.50%, (1 Month USD LIBOR + 6.75%), 03/18/29 (l)	190	189
Minotaur Acquisition, Inc.
Term Loan B, 4.84%, (1 Month USD LIBOR + 4.75%), 02/27/26 (l)	289	289
Prime Security Services Borrower, LLC
2021 Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 09/23/26 (l)	132	130
		967
Materials 0.0%
Solenis Holdings LLC
2018 2nd Lien Term Loan, 8.63%, (3 Month USD LIBOR + 8.50%), 06/18/26 (l)	65	65
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/20/24 (l)	447	436
		501
Energy 0.0%
Brazos Delaware II, LLC
Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 05/16/25 (l)	299	292
Utilities 0.0%
Waterbridge Midstream Operating LLC
Term Loan B, 6.75%, (3 Month USD LIBOR + 5.75%), 06/22/26 (l)	284	272
Consumer Staples 0.0%
Reynolds Consumer Products LLC
Term Loan, 1.84%, (1 Month USD LIBOR + 1.75%), 01/30/27 (l)	23	23
Total Senior Floating Rate Instruments (cost $19,348)		19,113
OTHER EQUITY INTERESTS 1.0%
Allegro Merger Corp. (a) (f) (r)	10	—
Altaba Inc. (a) (f) (r)	845	12,119
Gulfport Energy Corporation (a) (f) (r)	85	—
Gulfport Energy Corporation (a) (f) (r)	89	—
Gulfport Energy Corporation (a) (f) (i) (r)	93	—
Gulfport Energy Corporation (a) (f) (i) (r)	180	—
Total Other Equity Interests (cost $13,158)		12,119
PREFERRED STOCKS 0.5%
Information Technology 0.2%
Samsung Electronics Co. Ltd.	44	2,871
Industrials 0.2%
Randon S.A. Implementos E Participacoes	853	2,327
Consumer Staples 0.1%
Embotelladora Andina SA - Preferred Class B	327	755
Energy 0.0%
Gulfport Energy Corporation, 10.00%, (100, 08/16/21) (a) (f) (i) (p)	—	5
McDermott International, Inc. (a) (f)	—	164
		169
Total Preferred Stocks (cost $4,768)		6,122
WARRANTS 0.1%
23andMe Holding Co. (a)	12	36
Accelerate Acquisition Corp. (a)	11	14
ACE Convergence Acquisition Corp. (a)	32	63
Ajax I (a)	31	57
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (f)	83	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Alkuri Global Acquisition Corp. (a)	—	—
Apollo Strategic Growth Capital (a)	11	13
Arrowroot Acquisition Corp. (a)	14	12
Ascendant Digital Acquisition Corp. (a)	21	34
Avanti Acquisition Corp. (a)	6	7
Bowx Acquisition Corp. (a)	9	29
CHP Merger Corp. (a)	9	8
Cohn Robbins Holdings Corp. (a)	4	4
Compagnie Financiere Richemont SA (a)	31	20
CONX Corp. (a)	7	10
Dragoneer Growth Opportunities Corp. (a)	1	1
E.Merge Technology Acquisition Corp. (a)	19	19
Foley Trasimene Acquisition Corp. (a)	4	9
Fusion Acquisition Corp. (a)	40	57
Galileo Acquisition Corp. (a)	61	72
GCM Grosvenor Inc. (a)	67	104
Gigcapital4, Inc. (a)	3	4
Goal Acquisitions Corp. (a)	45	29
Healthcare Services Acquisition Corporation (a)	3	2
HPX Corp. (a)	21	18
Kaixin Auto Holdings (a)	65	8
KL Acquisition Corp. (a)	31	29
KLDiscovery (a)	47	15
Landcadia Holdings III, Inc. (a)	17	45
LGL Systems Acquisition Corp. (a)	46	84
Montes Archimedes Acquisition Corp. (a)	43	66
Northern Star Investment Corp. II (a)	1	1
Origin Materials (a)	48	94
Quantum-Si Incorporated (a)	13	50
Reinvent Technology Partners Y (a)	—	—
Supernova Partners Acquisition Company III, Ltd. (a)	6	7
Thunder Bridge Capital Partners III, Inc. (a)	4	5
Trebia Acquisition Corp. (a)	28	49
Tuscan Holdings Corp. (a)	28	28
Virgin Group Acquisition Corp. II (a)	4	5
Whole Earth Brands, Inc. (a)	34	75
Total Warrants (cost $785)		1,183
RIGHTS 0.0%
Alder BioPharmaceuticals, Inc. (a) (f)	211	211
Bristol-Myers Squibb Company (a) (g)	25	25
Dyax Corp. (a) (g)	127	7
Pfenex Inc. (a) (f)	24	18
Total Rights (cost $89)		261
SHORT TERM INVESTMENTS 23.6%
Investment Companies 22.1%
JNL Government Money Market Fund - Institutional Class, 0.01% (s) (t)	261,536	261,536
U.S. Treasury Bill 1.5%
Treasury, United States Department of
0.04%, 07/29/21 (u)	17,500	17,499
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (s) (t)	283	283
Treasury Securities 0.0%
The Arab Republic of Egypt
11.77%, 04/12/22, EGP (u)	1,275	74
Total Short Term Investments (cost $279,393)		279,392
Total Investments 118.0% (cost $1,276,569)		1,394,680
Total Securities Sold Short (19.8)% (proceeds $192,270)		(233,496)
Total Purchased Options 0.0% (cost $764)		572
Other Derivative Instruments (0.7)%		(8,359)
Other Assets and Liabilities, Net 2.5%		28,484
Total Net Assets 100.0%		1,181,881

(a)  Non-income producing security.

(b)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c)  All or a portion of the security is pledged or segregated as collateral.

(d)  All or a portion of the security is subject to a written call option.

(e)  All or a portion of the security was on loan as of June 30, 2021.

(f)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $113,761 and 9.6% of the Fund.

(i)  Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j)  Convertible security.

(k)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(n) As of June 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(o)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(p)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q)  This senior floating rate interest will settle after June 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s)  Investment in affiliate.

(t)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(u)  The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (19.8%)
COMMON STOCKS (17.1%)
Information Technology (4.8%)
Alteryx, Inc. - Class A	(1)	(112)
ams AG	(23)	(464)
Avaya Holdings Corp.	(47)	(1,261)
Bentley Systems, Incorporated - Class B	(25)	(1,599)
CrowdStrike Holdings, Inc. - Class A	(24)	(6,020)
CSG Systems International, Inc.	(6)	(276)
Delivery Hero SE (a)	(4)	(542)
Dye & Durham Limited	(6)	(237)
Fastly, Inc. - Class A	(88)	(5,254)
I3 Verticals, Inc. - Class A	(19)	(574)
II-VI Incorporated	(1)	(44)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Impinj, Inc.	(23)	(1,172)
Kaleyra, Inc.	(5)	(65)
LivePerson, Inc.	(16)	(1,005)
Micron Technology, Inc.	(99)	(8,445)
MicroStrategy Inc. - Class A	(1)	(481)
Mitek Systems, Inc.	(41)	(793)
NetApp, Inc.	(73)	(5,995)
Nutanix, Inc. - Class A	(13)	(491)
OSI Systems Inc.	(8)	(769)
PROS Holdings, Inc.	(25)	(1,126)
Pure Storage, Inc. - Class A	(18)	(361)
Rapid7, Inc.	(8)	(783)
Seagate Technology Holdings Public Limited Company	(88)	(7,725)
Splunk Inc.	(2)	(236)
Spotify Technology S.A.	—	(22)
SunPower Corporation	(41)	(1,186)
Vishay Intertechnology Inc.	(11)	(257)
Zoom Video Communications, Inc. - Class A	(15)	(5,889)
Zscaler, Inc.	(15)	(3,300)
		(56,484)
Consumer Discretionary (4.1%)
AutoZone Inc.	(1)	(2,119)
Best Buy Co. Inc.	(85)	(9,810)
Burlington Stores Inc.	(11)	(3,523)
Draftkings Inc. - Class A	(10)	(526)
Fiverr International Ltd	(4)	(998)
Groupon, Inc.	(44)	(1,899)
Guess Inc.	(35)	(934)
H & R Block, Inc.	(65)	(1,521)
Li Auto Inc - ADR	(47)	(1,640)
Marriott Vacations Worldwide Corporation	(4)	(566)
NIO, Inc. - Class A-ADR	(23)	(1,251)
Office Depot, Inc.	(36)	(1,726)
RH	(18)	(12,245)
Royal Caribbean Cruises Ltd.	(15)	(1,270)
Shift Technologies, Inc. - Class A	(103)	(884)
Stride, Inc.	(17)	(539)
The Home Depot, Inc.	(19)	(6,216)
Vroom, Inc.	(7)	(279)
Wayfair Inc. - Class A	(2)	(672)
		(48,618)
Health Care (2.4%)
Accolade Inc.	(7)	(391)
Aerie Pharmaceuticals, Inc.	(36)	(578)
Avadel Pharmaceuticals Public Limited Company - ADR	(72)	(484)
Bridgebio Pharma, Inc.	(5)	(285)
Canopy Growth Corporation	(17)	(401)
Coherus Biosciences, Inc.	(45)	(624)
Collegium Pharmaceutical, Inc.	(29)	(695)
Cutera Inc.	(24)	(1,157)
DexCom Inc.	(8)	(3,230)
Dynavax Technologies Corporation	(104)	(1,020)
Flexion Therapeutics, Inc.	(16)	(136)
Gossamer Bio, Inc.	(50)	(403)
Innoviva, Inc.	(38)	(513)
Insmed Inc.	(33)	(936)
Invacare Corp.	(27)	(216)
Ironwood Pharmaceuticals, Inc. - Class A	(67)	(858)
Kadmon Holdings, Inc.	(62)	(241)
Karyopharm Therapeutics Inc.	(34)	(354)
Ligand Pharmaceuticals Incorporated	(2)	(244)
MannKind Corporation	(222)	(1,209)
Mesa Laboratories, Inc.	(2)	(426)
NuVasive Inc.	(13)	(853)
Omeros Corporation	(64)	(949)
PetIQ, Inc. - Class A	(41)	(1,582)
Pharming Group N.V.	(131)	(148)
Pphm, Inc.	(33)	(857)
Revance Therapeutics Inc.	(36)	(1,068)
Smiledirectclub, Inc. - Class A	(70)	(609)
Tabula Rasa HealthCare Inc.	(7)	(351)
Tandem Diabetes Care Inc.	(48)	(4,682)
Varex Imaging Corporation	(64)	(1,719)
Zogenix, Inc.	(35)	(613)
		(27,832)
Financials (1.5%)
Afterpay Limited	(3)	(297)
Arbor Realty Trust, Inc.	(87)	(1,546)
Encore Capital Group, Inc.	(77)	(3,662)
EZCORP, Inc. - Class A	(55)	(332)
Focus Financial Partners Inc. - Class A	(25)	(1,218)
Hope Bancorp, Inc.	(20)	(284)
LendingTree, Inc.	(2)	(450)
Singapore Exchange Ltd.	(16)	(134)
SiriusPoint Ltd	(111)	(1,118)
The PRA Group, Inc.	(21)	(804)
Trupanion Inc.	(60)	(6,885)
Two Harbors Investment Corp.	(63)	(475)
		(17,205)
Industrials (1.4%)
ACCO Brands Corporation	(166)	(1,436)
Air Transport Services Group, Inc.	(22)	(521)
Allison Systems, Inc.	(27)	(1,071)
Arcbest Corporation	(16)	(931)
Atlas Air Worldwide Holdings, Inc.	(29)	(1,985)
Deluxe Corp.	(27)	(1,267)
FuelCell Energy, Inc.	(120)	(1,070)
Gol Linhas Aéreas Inteligentes SA - ADR	(27)	(245)
Greenbrier Cos. Inc.	(17)	(749)
Kaman Corp.	(8)	(414)
Middleby Corp.	(2)	(286)
Parsons Corporation	(14)	(556)
Patrick Industries, Inc.	(11)	(792)
Plug Power Inc.	(89)	(3,041)
Textainer Group Holdings Limited	(42)	(1,418)
Werner Enterprises Inc.	(26)	(1,171)
		(16,953)
Communication Services (0.9%)
Charter Communications, Inc. - Class A	(1)	(931)
Cinemark Holdings, Inc.	(40)	(884)
Dish Network Corporation - Class A	(13)	(557)
FuboTV Inc.	(18)	(573)
Liberty Media Corporation - Series A	(3)	(147)
Liberty Media Corporation - Series C	(30)	(1,450)
Liberty SiriusXM Group - Series A	(17)	(814)
Live Nation Entertainment, Inc.	(11)	(993)
Magnite, Inc.	(15)	(497)
Marcus Corp.	(71)	(1,513)
Sirius XM Holdings Inc.	(176)	(1,150)
Softbank Corp.	(13)	(166)
TechTarget, Inc.	(14)	(1,064)
		(10,739)
Real Estate (0.9%)
Braemar Hotel & Resorts Inc.	(60)	(374)
Innovative Industrial Properties, Inc.	(13)	(2,482)
Paramount Group, Inc.	(112)	(1,132)
Pebblebrook Hotel Trust	(39)	(926)
PennyMac Mortgage Investment Trust	(59)	(1,239)
Realogy Holdings Corp.	(11)	(197)
Redwood Trust Inc.	(16)	(188)
Retail Opportunity Investments Corp.	(66)	(1,158)
Summit Hotel Properties Inc.	(81)	(754)
Tricon Residential Inc.	(146)	(1,676)
		(10,126)
Consumer Staples (0.7%)
Beyond Meat, Inc.	(5)	(769)
Flowers Foods Inc.	(49)	(1,175)
Herbalife Nutrition Ltd.	(17)	(919)
Just Eat Takeaway.Com N.V. (a)	(3)	(258)
The Chefs' Warehouse, Inc.	(31)	(979)
Turning Point Brands, Inc.	(27)	(1,237)
United Natural Foods Inc.	(81)	(2,983)
		(8,320)
Materials (0.2%)
Antofagasta Plc	(38)	(760)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Century Aluminum Co.	(24)	(313)
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd - Class A	(89)	(642)
MP Materials Corp. - Class A	(27)	(979)
Pretium Resources Inc.	(3)	(26)
		(2,720)
Energy (0.1%)
Helix Energy Solutions Group, Inc.	(224)	(1,279)
Oil States International Inc.	(18)	(142)
		(1,421)
Utilities (0.1%)
Sunnova Energy International Inc.	(35)	(1,333)
Total Common Stocks (proceeds $161,070)		(201,751)
INVESTMENT COMPANIES (0.2%)
iShares Russell 2000 Growth ETF	—	(77)
SPDR S&P 500 ETF	(5)	(2,336)
Total Investment Companies (proceeds $1,903)		(2,413)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
U.S. Treasury Note (0.1%)
Treasury, United States Department of
1.63%, 05/15/31	(1,318)	(1,339)
Total Government And Agency Obligations (proceeds $1,340)		(1,339)
CORPORATE BONDS AND NOTES (0.1%)
Energy (0.1%)
Devon Energy Corporation
5.85%, 12/15/25	(272)	(320)
Information Technology (0.0%)
Western Digital Corporation
4.75%, 02/15/26	(156)	(174)
Total Corporate Bonds And Notes (proceeds $457)		(494)
SHORT TERM INVESTMENTS (2.3%)
Treasury Securities (2.3%)
Treasury, United States Department of
0.01%, 07/27/21	(27,500)	(27,499)
Total Short Term Investments (proceeds $27,500)		(27,499)
Total Securities Sold Short (19.8%) (proceeds $192,270)		(233,496)

(a)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

Summary of Investments by Country^	Total Long Term Investments
United States of America	74.3%
China	3.1
Cayman Islands	2.6
Switzerland	2.1
Mexico	1.8
Netherlands	1.7
Brazil	1.6
Russian Federation	1.4
South Korea	1.2
Indonesia	1.1
Canada	1.1
United Kingdom	1.0
Taiwan	1.0
Hong Kong	0.7
India	0.5
Germany	0.4
South Africa	0.4
Australia	0.3
Belgium	0.3
Israel	0.3
Luxembourg	0.3
Japan	0.3
Denmark	0.3
Liberia	0.3
Singapore	0.2
Malaysia	0.2
Austria	0.2
France	0.2
Italy	0.1
Hungary	0.1
Colombia	0.1
Chile	0.1
Argentina	0.1
Spain	0.1
Greece	0.1
Ukraine	0.1
Cote D'Ivoire	0.1
Dominican Republic	0.1
Peru	0.1
Panama	—
Mauritius	—
Egypt	—
Uruguay	—
Ireland	—
Thailand	—
Trinidad and Tobago	—
Ghana	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Summary of Investments by Country^	Total Long Term Investments
Macau	—
Kuwait	—
Cyprus	—
Virgin Islands (British)	—
El Salvador	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	06/13/18	1,753	8,022	0.7
AES Gener S.A., 7.13%, 03/26/79	06/05/19	206	214	—
Afterpay Limited, 0.00%, 03/12/26	05/18/21	893	963	0.1
Agile Group Holdings Limited, 7.75% (callable at 100, 05/25/25)	01/27/20	205	202	—
Alibaba Group Holding Limited	01/14/21	1,116	1,051	0.1
ams AG, 2.13%, 11/03/27	02/09/21	2,105	1,871	0.2
Banco GNB Sudameris S.A., 6.50%, 04/03/27	06/15/20	189	201	—
Banco Macro S.A., 6.75%, 11/04/26	06/03/19	167	166	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	05/30/19	206	227	—
Banco Santander, S.A., 6.25% (callable at 100, 09/11/21)	03/13/18	629	598	0.1
BNP Paribas, 6.13% (callable at 100, 06/17/22)	03/22/17	283	323	0.1
Braskem Netherlands Finance B.V., 5.88%, 01/31/50	05/06/20	158	219	—
Cabinet of Ministers of Ukraine, 7.25%, 03/15/33	03/19/21	304	312	—
Central China Real Estate Limited, 7.25%, 07/16/24	05/11/20	192	173	—
Cibanco, S.A., Institucion de Banca Multiple	03/18/20	984	1,178	0.1
CIFI Holdings (Group) Co. Ltd., 5.38% (callable at 100, 08/24/22)	04/22/20	177	203	—
Commonwealth of Australia, 3.00%, 03/21/47	06/08/17	2,045	2,053	0.2
Commonwealth of Australia, 1.75%, 06/21/51	10/28/20	706	671	0.1
Cooperatieve Rabobank U.A., 4.63% (callable at 100, 12/29/25)	11/10/20	754	780	0.1
Corporacion Azucarera del Peru S.A., 6.38%, 08/02/22	06/08/21	94	97	—
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	11/10/20	371	394	0.1
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13% (callable at 100, 11/29/22)	06/07/19	199	140	—
CSN Islands XII Corp, 7.00%	05/30/19	178	202	—
Danske Bank A/S, 5.88% (callable at 100, 04/06/22)	03/22/17	501	563	0.1
Delivery Hero SE	03/10/21	(576)	(542)	—
Delivery Hero SE, 1.50%, 01/15/28	02/03/21	1,621	1,487	0.1
Deutsche Wohnen AG, 0.60%, 01/05/26	06/02/21	2,426	2,387	0.2
Dragon Delight Holdings Company Limited, 7.00% (callable at 100, 05/31/22)	04/15/21	200	200	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	06/16/20	213	178	—
Empresa Generadora de Electricidad Itabo, S.A., 7.95%, 05/11/26	04/22/20	48	56	—
Gilex Holding SARL, 8.50%, 05/02/23	06/24/19	206	205	—
Hunt Oil USA, Inc., 6.38%, 06/01/28	05/26/21	200	211	—
Indika Energy Capital III Pte. Ltd., 5.88%, 11/09/24	07/31/20	188	203	—
Intesa Sanpaolo S.p.A., 5.88% (callable at 100, 09/01/31)	11/10/20	749	807	0.1
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	11/10/20	226	240	—
JNBY Design Limited	05/21/21	587	553	0.1
JPMorgan Chase Bank, National Association, 0.00%, 12/28/23	05/27/21	1,463	1,425	0.1
Just Eat Takeaway.Com N.V.	03/10/21	2,483	2,101	0.2
Just Eat Takeaway.Com N.V., 1.25%, 04/30/26	01/27/21	1,419	1,326	0.1
Kosmos Energy Ltd., 7.13%, 04/04/26	06/03/20	178	198	—
Lippo Malls Indonesia Retail Trust, 7.25%, 06/19/24	02/03/21	202	209	—
Lotte Chemical Titan Holding Berhad	06/15/21	879	772	0.1
Metinvest B.V., 7.75%, 10/17/29	05/07/20	143	222	—
Minejesa Capital B.V., 5.63%, 08/10/37	06/11/21	262	271	—
PERU LNG, 5.38%, 03/22/30	04/16/20	120	172	—
Pharming Group N.V., 3.00%, 01/21/25	10/27/20	1,016	1,000	0.1
Presidencia de la Republica de El Salvador, 7.12%, 01/20/50	04/08/21	189	172	—
PT ABM Investama Tbk., 7.13%, 08/01/22	01/06/21	186	194	—
PT Pertamina (Persero), 4.15%, 02/25/60	04/09/21	195	201	—
RKP Overseas Finance 2016 (A) Limited, 7.95% (callable at 100, 02/17/22)	12/06/19	192	198	—
Ronshine China Holdings Limited, 6.75%, 08/05/24	09/15/20	197	184	—
Singapore Exchange Limited, 0.00%, 03/01/24	05/27/21	1,619	1,589	0.2
Sixsigma Networks México, S.A. de C.V., 7.50%, 05/02/25	05/27/21	169	176	—
TBLA International Pte. Ltd., 7.00%, 01/24/23	11/30/20	198	191	—
Telecommunications Services of Trinidad and Tobago Limited (TSTT), 8.88%, 10/18/29	08/25/20	251	263	—
Theta Capital Pte. Ltd., 6.75%, 10/31/26	02/01/21	187	197	—
Tongcheng-Elong Holdings Limited	01/08/21	1,110	1,441	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL Multi-Manager Alternative Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TV Azteca S.A.B. de C.V., 0.00%, 08/09/24	03/05/20	184	96	—
UBS Group Funding (Switzerland) AG, 5.75% (callable at 100, 02/19/22)	03/28/17	218	244	—
UBS Group Funding (Switzerland) AG, 7.00% (callable at 100, 02/19/25)	04/28/15	204	231	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	06/04/19	181	149	—
UPL Corporation Limited, 5.25% (callable at 100, 02/27/25)	04/14/20	134	204	—
WH Group Limited	10/19/20	2,678	2,915	0.3
Yuzhou Properties Company Limited, 8.30%, 05/27/25	02/06/20	204	170	—
		36,964	43,319	3.7

JNL Multi-Manager Alternative Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
OneDigital Borrower LLC – 2020 Term Loan	12	-

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
90 Day Eurodollar	157	September 2023		38,876	4	(19)
90 Day Eurodollar	1,176	December 2023		290,772	44	(79)
AUD/USD Spot Rate	100	September 2021		7,723	(19)	(224)
CAD/USD Spot Rate	32	September 2021		2,648	(2)	(68)
JPY/USD Spot Rate	75	September 2021		8,573	(46)	(129)
MXN/USD Spot Rate	195	September 2021		4,875	(31)	(29)
RUB/USD Spot Rate	172	September 2021		5,866	(34)	(59)
United States 5 Year Note	995	October 2021		122,957	62	(145)
United States Long Bond	1,006	September 2021		157,942	655	3,772
					633	3,020
Short Contracts
90 Day Eurodollar	(149)	December 2021		(37,164)	(2)	(10)
EUR/USD Spot Rate	(15)	September 2021		(2,284)	10	59
Euro Bund	(393)	September 2021	EUR	(67,405)	(253)	(520)
Euro Buxl 30 Year Bond	(3)	September 2021	EUR	(598)	(5)	(14)
GBP/USD Spot Rate	(60)	September 2021		(5,294)	18	117
Italy Government BTP Bond	(48)	September 2021	EUR	(7,230)	(35)	(46)
Long Gilt	(80)	September 2021	GBP	(10,162)	(15)	(120)
United States 10 Year Note	(747)	September 2021		(98,720)	(174)	(257)
United States 10 Year Ultra Bond	(18)	September 2021		(2,614)	(9)	(36)
United States 2 Year Note	(62)	October 2021		(13,679)	(1)	19
United States Ultra Bond	(24)	September 2021		(4,594)	(30)	(31)
					(496)	(839)

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	0.45	(Q)	05/15/27	85,638	(55)	3,317
3M LIBOR (Q)	Receiving	1.35	(Q)	02/15/28	17,942	(14)	(122)
3M LIBOR (Q)	Receiving	1.25	(Q)	02/15/28	24,719	(20)	(132)
3M LIBOR (Q)	Receiving	0.71	(Q)	05/20/30	12,129	(20)	708
3M LIBOR (Q)	Receiving	0.69	(Q)	06/24/30	13,430	(23)	819
3M LIBOR (Q)	Receiving	0.68	(Q)	07/08/30	14,230	(24)	886
3M LIBOR (Q)	Receiving	0.80	(Q)	11/15/45	3,937	(15)	700
3M LIBOR (Q)	Receiving	1.23	(Q)	02/15/47	543	(2)	65
3M LIBOR (Q)	Receiving	1.60	(Q)	02/15/47	728	(4)	25
3M LIBOR (Q)	Receiving	1.20	(Q)	02/15/47	901	(4)	109
3M LIBOR (Q)	Receiving	2.25	(Q)	02/15/47	1,300	(7)	(128)
3M LIBOR (Q)	Receiving	2.00	(Q)	02/15/47	3,619	(19)	(234)
3M LIBOR (Q)	Receiving	1.00	(Q)	02/15/47	6,870	(28)	1,139
3M LIBOR (Q)	Receiving	0.90	(Q)	03/17/50	520	(2)	101
3M LIBOR (Q)	Receiving	1.20	(Q)	10/07/50	484	(2)	65
3M LIBOR (Q)	Receiving	2.00	(Q)	06/03/51	127	(1)	(8)
3M LIBOR (Q)	Receiving	2.05	(Q)	06/07/51	384	(2)	(24)
3M LIBOR (S)	Paying	0.19	(S)	06/15/22	21,171	—	4
3M LIBOR (S)	Paying	0.82	(S)	06/04/24	27,459	(5)	(60)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (S)	Paying	1.41	(S)	03/01/25	83,433	(1)	72
3M LIBOR (S)	Paying	1.52	(S)	06/21/25	30,918	7	11
3M LIBOR (S)	Paying	1.10	(S)	12/18/25	16,179	5	(75)
Federal Funds Effective Rate (A)	Receiving	0.26	(A)	05/15/27	8,816	(14)	353
U.S. CPURNSA (A)	Paying	2.79	(A)	05/12/26	3,050	4	17
U.S. SOFR (A)	Receiving	0.56	(A)	07/20/45	3,170	(27)	585
U.S. SOFR (A)	Receiving	0.74	(A)	08/19/45	1,060	(9)	164
U.S. SOFR (A)	Receiving	1.73	(A)	02/15/47	1,565	(16)	(82)
						(298)	8,275

JNL Multi-Manager Alternative Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.36 (Q)	5.00	06/20/26	(3,168)	323	—	41
CDX.NA.IG.36 (Q)	1.00	06/20/26	(15,581)	395	—	50
Teva Pharmaceutical Industries Ltd (Q)	1.00	06/20/26	(296)	(31)	—	(1)
				687	—	90

JNL Multi-Manager Alternative Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, Aug. 2021	(12)	EUR	172.00	07/23/21	3	3
Euro Bund Future, Aug. 2021	6	EUR	173.00	07/23/21	1	(1)
Euro Bund Future, Aug. 2021	(6)	EUR	173.50	07/23/21	(1)	2
Euro Bund Future, Sep. 2021	(12)	EUR	172.00	08/27/21	1	1
					4	5

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
AUD/USD Spot Rate Future, Sep. 2021	Put	0.77	07/09/21	3	6
AUD/USD Spot Rate Future, Sep. 2021	Put	0.75	08/06/21	3	3
EUR/USD Spot Rate Future, Sep. 2021	Call	1.22	07/09/21	6	—
EUR/USD Spot Rate Future, Sep. 2021	Call	1.22	07/09/21	3	—
EUR/USD Spot Rate Future, Sep. 2021	Put	1.19	08/06/21	3	3
JPY/USD Spot Rate Future, Sep. 2021	Call	0.91	07/09/21	3	—
JPY/USD Spot Rate Future, Sep. 2021	Put	.905	08/06/21	15	8
United States 10 Year Note Future, Sep. 2021	Call	132.25	07/23/21	6	4
United States 10 Year Note Future, Sep. 2021	Put	132.00	08/27/21	6	4
United States Long Bond Future, Sep. 2021	Call	160.00	07/23/21	21	36
United States Long Bond Future, Sep. 2021	Call	159.00	07/23/21	7	16
United States Long Bond Future, Sep. 2021	Call	159.50	07/23/21	4	8
United States Long Bond Future, Sep. 2021	Put	160.00	07/23/21	24	24
United States Long Bond Future, Sep. 2021	Put	160.50	07/23/21	7	8
					120
Options on Securities
Alteryx, Inc.	Put	80.00	07/16/21	13	1
American Airlines Group Inc.	Put	10.00	01/20/23	54	4
Avaya Holdings Corp.	Call	34.00	07/16/21	62	—
BioMarin Pharmaceutical Inc.	Put	80.00	07/16/21	40	3
Cinemark Holdings, Inc.	Put	10.00	01/21/22	108	2
Gol Linhas Aéreas Inteligentes SA	Put	4.00	10/15/21	94	1
Marvell Technology, Inc.	Call	65.00	08/20/21	354	29
Realogy Holdings Corp.	Put	15.00	07/16/21	53	—
The Marcus Corporation	Put	10.00	12/17/21	54	—
					40

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL Multi-Manager Alternative Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.HY.36, 06/20/26	MSC	Call		10,950.00	08/18/21	1,560,000	10
CDX.NA.IG.36, 06/20/26	BOA	Call		5,000.00	07/21/21	1,200,000	2
							12
Foreign Currency Options
USD/RUB Spot Rate	GSC	Call	RUB	72.00	09/27/21	1,550,000	62
USD/RUB Spot Rate	WFI	Call	RUB	73.20	09/15/21	1,520,000	41
USD/COP Spot Rate	CGM	Put	COP	3,600.00	08/17/21	1,540,000	8
USD/COP Spot Rate	MSC	Put	COP	3,570.00	08/18/21	1,510,000	6
USD/EUR Spot Rate	BNP	Put	EUR	1.23	08/11/21	1,570,000	—
USD/EUR Spot Rate	BNP	Put	EUR	1.19	07/06/21	2,792,885	6
USD/EUR Spot Rate	GSC	Put	EUR	1.21	07/20/21	610,000	—
USD/EUR Spot Rate	GSC	Put	EUR	1.22	08/19/21	1,650,000	1
USD/EUR Spot Rate	MSC	Put	EUR	1.19	09/30/21	3,080,000	34
USD/RUB Spot Rate	CGM	Put	RUB	74.00	09/30/21	1,570,000	34
USD/RUB Spot Rate	GSC	Put	RUB	75.00	08/06/21	1,640,000	43
USD/RUB Spot Rate	GSC	Put	RUB	73.00	09/20/21	1,542,000	23
USD/RUB Spot Rate	MSC	Put	RUB	76.00	07/15/21	1,410,000	53
USD/RUB Spot Rate	MSC	Put	RUB	74.15	08/03/21	1,510,000	27
USD/RUB Spot Rate	MSC	Put	RUB	75.85	07/27/21	1,750,000	62
							400

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
AUD/USD Spot Rate Future, Sep. 2021	Call	0.78	07/09/21	3	—
AUD/USD Spot Rate Future, Sep. 2021	Call	0.79	07/09/21	8	—
AUD/USD Spot Rate Future, Sep. 2021	Call	0.78	08/06/21	6	—
AUD/USD Spot Rate Future, Sep. 2021	Call	0.76	08/06/21	12	(8)
AUD/USD Spot Rate Future, Sep. 2021	Call	0.76	08/06/21	18	(6)
AUD/USD Spot Rate Future, Sep. 2021	Call	0.77	08/06/21	12	(4)
CAD/USD Spot Rate Future, Sep. 2021	Call	0.84	07/09/21	6	—
CAD/USD Spot Rate Future, Sep. 2021	Call	0.82	08/06/21	3	(1)
CAD/USD Spot Rate Future, Sep. 2021	Put	0.81	08/06/21	12	(6)
EUR/USD Spot Rate Future, Sep. 2021	Call	1.24	07/09/21	12	—
EUR/USD Spot Rate Future, Sep. 2021	Call	1.20	07/09/21	15	(3)
EUR/USD Spot Rate Future, Sep. 2021	Call	1.20	08/06/21	6	(3)
EUR/USD Spot Rate Future, Sep. 2021	Call	1.20	08/06/21	18	(12)
EUR/USD Spot Rate Future, Sep. 2021	Put	1.19	07/09/21	6	(4)
EUR/USD Spot Rate Future, Sep. 2021	Put	1.18	08/06/21	6	(4)
Eurodollar 2 Year Midcurve Future, Dec. 2023	Call	99.25	12/10/21	87	(9)
Eurodollar 2 Year Midcurve Future, Dec. 2023	Call	99.13	12/10/21	39	(6)
Eurodollar 2 Year Midcurve Future, Dec. 2023	Call	98.75	12/10/21	26	(17)
Eurodollar 2 Year Midcurve Future, Dec. 2023	Put	98.75	12/10/21	233	(83)
JPY/USD Spot Rate Future, Sep. 2021	Call	0.92	07/09/21	3	—
United States 10 Year Note 1st Week Future, Sep. 2021	Call	132.25	07/02/21	18	(8)
United States 10 Year Note 1st Week Future, Sep. 2021	Put	131.75	07/02/21	27	—
United States 10 Year Note Future, Sep. 2021	Call	133.00	07/23/21	96	(32)
United States 10 Year Note Future, Sep. 2021	Call	133.50	07/23/21	54	(10)
United States 10 Year Note Future, Sep. 2021	Call	132.50	07/23/21	166	(86)
United States 10 Year Note Future, Sep. 2021	Put	132.00	07/23/21	5	(2)
United States 10 Year Note Future, Sep. 2021	Put	132.50	07/23/21	35	(19)
United States 10 Year Note Future, Sep. 2021	Put	131.00	07/23/21	36	(4)
United States 5 Year Note Future, Sep. 2021	Call	123.50	07/23/21	60	(13)
United States 5 Year Note Future, Sep. 2021	Put	123.00	07/23/21	36	(5)
United States 5 Year Note Future, Sep. 2021	Put	123.75	07/23/21	30	(15)
United States 5 Year Note Future, Sep. 2021	Put	123.25	07/23/21	30	(5)
United States Long Bond 1st Week Future, Sep. 2021	Call	161.00	07/02/21	9	(3)
United States Long Bond 1st Week Future, Sep. 2021	Call	160.00	07/02/21	12	(12)
United States Long Bond 1st Week Future, Sep. 2021	Call	159.00	07/02/21	18	(33)
United States Long Bond 1st Week Future, Sep. 2021	Put	158.00	07/02/21	12	—
United States Long Bond Future, Sep. 2021	Call	161.00	07/23/21	24	(31)
United States Long Bond Future, Sep. 2021	Call	162.00	07/23/21	69	(55)
United States Long Bond Future, Sep. 2021	Call	163.00	07/23/21	18	(9)
United States Long Bond Future, Sep. 2021	Call	158.00	07/23/21	12	(38)
United States Long Bond Future, Sep. 2021	Call	161.50	07/23/21	12	(12)
United States Long Bond Future, Sep. 2021	Call	167.00	08/27/21	59	(26)
United States Long Bond Future, Sep. 2021	Call	165.00	08/27/21	24	(18)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
United States Long Bond Future, Sep. 2021	Call	161.00	08/27/21	18	(36)
United States Long Bond Future, Sep. 2021	Call	160.00	08/27/21	15	(40)
United States Long Bond Future, Sep. 2021	Call	162.00	08/27/21	12	(20)
United States Long Bond Future, Sep. 2021	Put	157.00	07/23/21	4	(1)
United States Long Bond Future, Sep. 2021	Put	158.00	07/23/21	111	(39)
United States Long Bond Future, Sep. 2021	Put	152.00	08/27/21	59	(10)
					(748)
Options on Securities
At Home Group, Inc.	Call	37.00	09/17/21	121	(2)
Avaya Holdings Corp.	Put	27.00	07/16/21	62	(6)
Cloudera, Inc.	Put	16.00	08/20/21	18	—
Extended Stay America, Inc.	Call	20.65	07/16/21	51	—
Marvell Technology, Inc.	Call	80.00	08/20/21	354	(4)
QTS Realty Trust, Inc.	Call	80.00	09/17/21	45	(1)
Welbilt, Inc.	Call	25.00	07/16/21	22	—
					(13)

JNL Multi-Manager Alternative Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.HY.36, 06/20/26	MSC	Call		11,000.00	08/18/21	3,120,000	(10)

Foreign Currency Options
USD/BRL Spot Rate	GSC	Put	BRL	5.10	08/05/21	2,340,000	(76)
USD/MXN Spot Rate	MSC	Put	MXN	19.75	08/17/21	1,510,000	(12)
USD/NOK Spot Rate	GSC	Put	NOK	8.37	07/15/21	1,410,000	(1)
USD/RUB Spot Rate	GSC	Call	RUB	74.75	09/27/21	3,100,000	(65)
USD/RUB Spot Rate	WFI	Call	RUB	76.00	09/15/21	3,040,000	(40)
USD/RUB Spot Rate	CGM	Put	RUB	72.30	09/30/21	3,140,000	(33)
USD/RUB Spot Rate	GSC	Put	RUB	73.00	08/06/21	3,280,000	(34)
USD/RUB Spot Rate	GSC	Put	RUB	71.46	09/20/21	3,084,000	(23)
							(284)

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	07/02/21	USD	8,204	1,647	29
BRL/USD	CIT	07/19/21	USD	12,970	2,599	284
BRL/USD	GSC	07/19/21	USD	374	75	6
BRL/USD	MSC	07/19/21	USD	35,604	7,135	891
CAD/USD	CIT	07/19/21	USD	1,754	1,414	13
CLP/USD	GSC	07/19/21	USD	1,059,161	1,441	(29)
CNY/USD	CIT	07/19/21	USD	48,674	7,524	143
CNY/USD	MSC	07/19/21	USD	9,620	1,487	(2)
CNY/USD	MSC	07/19/21	USD	2,514	389	3
CNY/USD	CIT	10/19/21	USD	40,976	6,292	6
COP/USD	GSC	07/09/21	USD	425,530	113	(4)
COP/USD	MSC	07/09/21	USD	1,487,720	396	(15)
COP/USD	GSC	07/19/21	USD	2,877,560	766	(22)
COP/USD	GSC	08/19/21	USD	2,061,160	548	(12)
EUR/USD	BNP	07/19/21	USD	1,136	1,346	(19)
EUR/USD	CIT	07/19/21	USD	3,561	4,221	(80)
EUR/USD	GSC	07/19/21	USD	256	303	(7)
EUR/USD	GSC	09/27/21	USD	14	17	—
GBP/USD	GSC	07/19/21	USD	3,170	4,376	20
HKD/USD	JPM	07/29/21	USD	330	42	—
INR/USD	CIT	07/19/21	USD	180,252	2,421	(3)
KRW/USD	JPM	07/19/21	USD	1,787,919	1,587	10
MXN/USD	BNP	07/19/21	USD	1,975	99	(1)
MXN/USD	GSC	07/19/21	USD	7,262	364	7
MXN/USD	MSC	07/19/21	USD	34,931	1,749	12
MXN/USD	MSC	08/19/21	USD	13,631	680	—
NOK/USD	GSC	07/19/21	USD	6,355	737	(22)
NOK/USD	MSC	07/19/21	USD	302	35	(1)
RUB/USD	GSC	07/16/21	USD	53,340	727	37
RUB/USD	GSC	07/19/21	USD	123,420	1,682	(1)
RUB/USD	GSC	07/19/21	USD	53,074	724	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
RUB/USD	JPM	07/19/21	USD	44,573	608	17
RUB/USD	MSC	07/19/21	USD	96,525	1,316	11
RUB/USD	GSC	08/04/21	USD	45,964	625	19
RUB/USD	GSC	08/09/21	USD	18,950	257	6
RUB/USD	CIT	10/01/21	USD	20,555	277	(1)
TWD/USD	CIT	07/19/21	USD	83,232	2,987	(30)
USD/AUD	CIT	07/19/21	AUD	(4,050)	(3,036)	65
USD/AUD	JPM	07/19/21	AUD	(305)	(229)	8
USD/AUD	SSB	09/24/21	AUD	(1,099)	(824)	4
USD/BRL	MSC	07/02/21	BRL	(8,204)	(1,647)	(26)
USD/BRL	GSC	07/19/21	BRL	(22,640)	(4,537)	(81)
USD/CAD	SSB	09/24/21	CAD	(2,953)	(2,381)	7
USD/CLP	GSC	07/19/21	CLP	(1,059,161)	(1,441)	71
USD/CNH	JPM	07/19/21	CNH	(7,928)	(1,224)	(22)
USD/CNY	CIT	07/19/21	CNY	(60,808)	(9,400)	(8)
USD/COP	CIT	08/19/21	COP	(2,061,160)	(548)	9
USD/EUR	BNP	07/19/21	EUR	(1,212)	(1,437)	15
USD/EUR	CIT	07/19/21	EUR	(2,411)	(2,858)	62
USD/EUR	JPM	09/16/21	EUR	(1,521)	(1,805)	16
USD/EUR	JPM	09/20/21	EUR	(2,056)	(2,439)	72
USD/EUR	SSB	09/24/21	EUR	(5,375)	(6,379)	38
USD/EUR	GSC	09/27/21	EUR	(728)	(865)	28
USD/EUR	MSC	10/04/21	EUR	(1,337)	(1,587)	—
USD/EUR	GSC	11/26/21	EUR	(2,324)	(2,762)	65
USD/EUR	GSC	12/15/21	EUR	(5,740)	(6,822)	113
USD/GBP	GSC	07/19/21	GBP	(53)	(73)	1
USD/HKD	JPM	07/29/21	HKD	(2,253)	(290)	—
USD/HKD	JPM	10/20/21	HKD	(4,482)	(578)	—
USD/IDR	JPM	07/19/21	IDR	(70,267,631)	(4,839)	(53)
USD/IDR	JPM	07/19/21	IDR	(5,473,879)	(377)	2
USD/INR	JPM	07/19/21	INR	(67,797)	(910)	(7)
USD/JPY	MSC	07/19/21	JPY	(508,067)	(4,574)	48
USD/JPY	JPM	10/27/21	JPY	(91,073)	(821)	12
USD/JPY	JPM	01/12/22	JPY	(40,289)	(364)	5
USD/MXN	CIT	07/19/21	MXN	(177,240)	(8,873)	(172)
USD/MXN	GSC	07/19/21	MXN	(26,192)	(1,311)	10
USD/MXN	MSC	07/19/21	MXN	(909)	(46)	—
USD/MXN	MSC	08/19/21	MXN	(13,631)	(680)	1
USD/NOK	MSC	07/19/21	NOK	(5,870)	(681)	19
USD/RUB	GSC	07/16/21	RUB	(3,903)	(53)	—
USD/RUB	MSC	07/16/21	RUB	(53,638)	(732)	(36)
USD/RUB	CIT	07/19/21	RUB	(508,073)	(6,926)	(427)
USD/RUB	GSC	07/19/21	RUB	(162,290)	(2,213)	(4)
USD/RUB	GSC	07/19/21	RUB	(15,341)	(209)	3
USD/RUB	JPM	07/19/21	RUB	(21,455)	(292)	(4)
USD/RUB	MSC	07/28/21	RUB	(78,138)	(1,064)	(34)
USD/RUB	MSC	08/04/21	RUB	(45,964)	(625)	(21)
USD/TWD	CIT	07/19/21	TWD	(127,351)	(4,570)	(34)
ZAR/USD	CIT	07/19/21	USD	613	43	1
					(34,273)	1,032

JNL Multi-Manager Alternative Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M MPOR (A)	Paying	GSC	7.02	(A)	03/02/31	RUB	60,900	—	(2)
BRAZIBOR (A)	Paying	BOA	7.21	(A)	01/03/24	BRL	37,380	—	(52)
BRAZIBOR (A)	Paying	GSC	7.40	(A)	01/02/24	BRL	23,806	—	(16)
BRAZIBOR (A)	Paying	JPM	7.28	(A)	01/02/24	BRL	8,805	—	3
BRAZIBOR (A)	Paying	JPM	6.92	(A)	01/02/24	BRL	16,500	—	(14)
BRAZIBOR (A)	Paying	JPM	6.52	(A)	01/02/24	BRL	20,590	—	(55)
								—	(136)

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
AAC Technologies Holdings Inc. (M)	GSC	1M HIBOR -0.50% (M)	TBD	(208,000)	HKD	(11,482)	(83)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Acer Inc. (M)	MSC	Federal Funds Effective Rate -0.17% (M)	TBD	(1,147,000)		(1,283)	6
Alibaba Group Holding Limited (E)	GSC	Federal Funds Effective Rate +0.40% (E)	TBD	2,403		505	40
Alibaba Group Holding Limited (E)	GSC	1M HIBOR +0.50% (E)	TBD	30,500	HKD	6,295	53
Alinma Bank (M)	GSC	Federal Funds Effective Rate -1.95% (M)	TBD	(63,738)		(343)	(14)
Amorepacific Corporation (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(4,164)		(1,051)	119
Anhui Liuguo Chemical Co., Ltd. (E)	GSC	Federal Funds Effective Rate +0.00% (E)	TBD	1,557,100		1,158	(16)
Arab National Bank (M)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(97,577)		(578)	(14)
ASUSTeK Computer Inc. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(106,000)		(1,471)	58
Banco Santander-Chile (E)	MSC	Federal Funds Effective Rate +0.55% (E)	TBD	19,985		428	(31)
Bancolombia SA (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(22,039)		(666)	30
Banque Saudi Fransi (M)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(82,613)		(812)	(35)
Becle, S.A. de C.V. (M)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(829,900)		(2,190)	(4)
Beijing Dabeinong Technology Group Co., Ltd. (M)	HSB	Federal Funds Effective Rate -5.00% (M)	TBD	(111,900)		(137)	19
China BlueChemical Ltd. (E)	GSC	1M HIBOR +0.50% (E)	TBD	5,776,000	HKD	14,019	(92)
China Medical System Holdings Limited (E)	GSC	1M HIBOR +0.50% (E)	TBD	241,000	HKD	5,133	(27)
China Taiping Insurance Holdings Company Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(206,400)	HKD	(2,778)	14
China Yongda Automobiles Services Holdings Limited (E)	GSC	1M HIBOR +0.50% (E)	TBD	638,500	HKD	8,569	68
Chunghwa Telecom Co., Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(27,057)		(1,112)	12
COFCO Joycome Foods Limited (M)	GSC	1M HIBOR -10.75% (M)	TBD	(1,597,000)	HKD	(4,919)	(8)
Compal Electronics, INC. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(1,303,000)		(1,061)	16
Credicorp Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(2,892)		(348)	(2)
DBS Group Holdings Ltd (E)	GSC	Singapore Swap Offer Rate +0.50% (E)	TBD	60,977	SGD	1,834	(4)
Elbit Systems Ltd. (M)	MSC	Federal Funds Effective Rate -0.80% (M)	TBD	(5,930)		(784)	14
Far EasTone Telecommunications Co., Ltd. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(478,000)		(1,133)	25
Formosa Petrochemical Corporation (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(219,000)		(860)	23
FULLSHARE HOLDINGS LIMITED (M)	GSC	1M HIBOR -14.25% (M)	TBD	(29,362,500)	HKD	(4,669)	97
Genius Brands International, Inc. (M)	GSC	Federal Funds Effective Rate -14.00% (M)	TBD	(40,000)		(754)	(59)
Ginko Optical Industrial Co., Ltd. (E)	GSC	Federal Funds Effective Rate +0.65% (E)	TBD	93,000		697	191
Golden Agri-Resources Ltd. (E)	GSC	Singapore Swap Offer Rate +0.50% (E)	TBD	15,144,700	SGD	3,408	56
Grape King Bio Ltd. (M)	MSC	Federal Funds Effective Rate -4.25% (M)	TBD	(138,000)		(852)	(4)
Grupo Comercial Chedraui, S.A.B. de C.V. (E)	MSC	Federal Funds Effective Rate +0.55% (E)	TBD	348,700		543	15
GS Home Shopping Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (E)	TBD	4,326		603	(11)
Guangdong Wens Foodstuff Group Co., Ltd. (M)	GSC	Federal Funds Effective Rate -14.14 (M)	TBD	(922,800)		(1,981)	(79)
Hana Financial Group Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (E)	TBD	65,882		2,639	54
Hankook Tire & Technology Co,. Ltd. (E)	GSC	Federal Funds Effective Rate +0.65% (E)	TBD	19,473		924	(30)
Hartalega Holdings Berhad (M)	HSB	Federal Funds Effective Rate -6.19% (M)	TBD	(591,400)		(1,218)	168
Hong Kong And China Gas Company Limited -The- (M)	GSC	1M HIBOR -0.50% (M)	TBD	(511,320)	HKD	(6,228)	(7)
iQIYI, Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(89,258)		(1,325)	(66)
Jerónimo Martins, SGPS, S.A. (E)	GSC	1W Euribor +0.40% (E)	TBD	19,632	EUR	311	(10)
Joyy Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(16,189)		(1,165)	88
Ju Teng International Holdings Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(672,000)	HKD	(1,102)	1
Kakao Games Corp. (M)	MSC	Federal Funds Effective Rate -7.75% (M)	TBD	(18,713)		(967)	3
KE Holdings Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(3,893)		(186)	—
Largan Precision Co.,Ltd. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(17,000)		(1,858)	(34)
LG Electronics Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (E)	TBD	16,980		2,409	55
Light S.A. (M)	MSC	Federal Funds Effective Rate -2.13% (M)	TBD	(316,100)		(1,021)	23
Longfor Group Holdings Limited (E)	HSB	1M HIBOR +0.35% (E)	TBD	162,000	HKD	7,387	(18)
Lotte Shopping Co., Ltd. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(8,807)		(954)	51
M. Dias Branco S.A. Industria e Comercio de Alimentos (M)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(367,300)		(2,225)	(178)
Mail.ru Group Limited (M)	MSC	Federal Funds Effective Rate-0.75% (M)	TBD	(65,669)		(1,471)	(18)
Muyuan Foods Co.,Ltd. (M)	GSC	Federal Funds Effective Rate -6.50% (M)	TBD	(162,120)		(1,493)	(46)
Nanya Technology Corporation (E)	GSC	Federal Funds Effective Rate +0.65% (E)	TBD	1,537,000		4,378	17
Naspers Ltd (E)	GSC	Federal Funds Effective Rate +0.40% (E)	TBD	26,270		1,132	(24)
National Bank of Kuwait S.A.K.P. (M)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(263,948)		(740)	(4)
Natura & Co Holding SA (M)	MSC	Federal Funds Effective Rate -1.05% (M)	TBD	(104,400)		(1,208)	22
NetDragon Websoft Holdings Limited (E)	GSC	1M HIBOR +0.50% (E)	TBD	106,000	HKD	2,311	(12)
New Hope Liuhe Co., Ltd. (M)	MSC	Federal Funds Effective Rate -9.47% (M)	TBD	(683,185)		(1,440)	(117)
Nongshim Co.,Ltd. (M)	GSC	Federal Funds Effective Rate -1.50% (M)	TBD	(5,279)		(1,515)	44

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Orion Incorporation (M)	MSC	Federal Funds Effective Rate -0.75% (M)	TBD	(14,030)		(1,507)	31
Ottogi Corporation (M)	BOA	Federal Funds Effective Rate -1.25% (M)	TBD	(1,724)		(847)	15
Ottogi Corporation (M)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(1,819)		(894)	12
PagSeguro Digital Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(19,036)		(981)	(84)
Paradise Co., Ltd. (M)	MSC	Federal Funds Effective Rate -6.50% (M)	TBD	(9,918)		(169)	9
POSCO (E)	GSC	Federal Funds Effective Rate +0.65% (E)	TBD	3,669		1,123	10
PT Unilever Indonesia, Tbk. (M)	BOA	Federal Funds Effective Rate +1.90% (M)	TBD	(334,900)		(122)	5
PT Unilever Indonesia, Tbk. (M)	MBL	Federal Funds Effective Rate -4.00% (M)	TBD	(4,032,200)		(1,467)	62
PTT Global Chemical Public Company Limited (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(356,700)		(679)	22
Public Joint Stock Company "Detsky Mir" (E)	GSC	Federal Funds Effective Rate -3.44% (E)	TBD	461,180		950	4
Public Joint Stock Company "Sberbank of Russia" (E)	GSC	Federal Funds Effective Rate +0.85% (E)	TBD	66,935		1,155	(44)
Rabigh Refining and Petrochemical Company (M)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(107,344)		(619)	(53)
Raiffeisen Bank International AG (E)	MSC	1W Euribor +0.35% (E)	TBD	39,125	EUR	808	(71)
Samsung Electronics Co Ltd (E)	GSC	Federal Funds Effective Rate +0.65% (E)	TBD	7,583		549	(6)
Samyang Holdings Corporation (M)	GSC	Federal Funds Effective Rate -8.00% (M)	TBD	(21,999)		(1,782)	3
Saudi Arabian Oil Company (M)	GSC	Federal Funds Effective Rate -2.92% (M)	TBD	(75,090)		(707)	3
SillaJen Inc (M)	GSC	Federal Funds Effective Rate -15.00% (M)	TBD	(23,634)		(256)	68
SK Hynix Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (E)	TBD	2,210		254	(4)
StarHub Ltd (M)	GSC	Singapore Swap Offer Rate -1.75% (M)	TBD	(835,600)	SGD	(1,053)	25
Synaptics Incorporated (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(1,706)		(247)	(19)
Taiwan Semiconductor Manufacturing Co Ltd (E)	GSC	Federal Funds Effective Rate +0.40% (E)	TBD	13,558		299	(8)
Taiwan Semiconductor Manufacturing Co Ltd (E)	HSB	Federal Funds Effective Rate +0.25% (E)	TBD	9,955		1,189	11
Taiwan Semiconductor Manufacturing Co Ltd (E)	GSC	Federal Funds Effective Rate +0.65% (E)	TBD	19,247		2,299	22
Tencent Holdings Limited (E)	GSC	1M HIBOR +0.50% (E)	TBD	24,700	HKD	14,820	(51)
Tiger Brands Limited (M)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(51,854)	ZAR	(11,178)	13
Top Glove Corporation Bhd (M)	HSB	Federal Funds Effective Rate -15.00% (M)	TBD	(926,700)		(1,067)	90
Top Glove Corporation Bhd (M)	BOA	Federal Funds Effective Rate -23.00% (M)	TBD	(297,800)		(343)	31
TotalEnergies SE (E)	GSC	1W Euribor +0.40% (E)	TBD	31,853	EUR	1,303	(79)
Transcend Information, Inc. (M)	MSC	Federal Funds Effective Rate -2.88% (M)	TBD	(341,000)		(910)	4
True Corporation Public Company Limited (M)	MSC	Federal Funds Effective Rate -20.88% (M)	TBD	(11,492,500)		(1,210)	60
Ultrapar Participacoes S.A. (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(243,300)		(990)	90
United Overseas Bank Limited (E)	GSC	Singapore Swap Offer Rate +0.50% (E)	TBD	35,700	SGD	932	2
Wangsu Science & Technology Co., Ltd. (M)	GSC	Federal Funds Effective Rate -7.00% (M)	TBD	(1,605,000)		(1,568)	104
Wiwynn Corporation (E)	GSC	Federal Funds Effective Rate +0.65% (E)	TBD	20,000		718	(3)
Wix.Com Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(5,317)		(1,485)	(59)
YunNan YunTianHua Co.,Ltd (E)	GSC	Federal Funds Effective Rate +0.00% (E)	TBD	523,097		1,119	17
							567

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Aerojet Rocketdyne Holdings, Inc. (E)	1M LIBOR +0.75% (E)	BOA	07/18/22	2,693	—	(62)
Bristol-Myers Squibb Company (E)	1M LIBOR +0.75% (E)	BOA	12/21/21	—	—	23
Brookfield Property Partners L.P. (E)	1M LIBOR +0.75% (E)	BOA	04/25/22	3,575	—	234
W. R. Grace & Co. (E)	1M LIBOR +0.75% (E)	BOA	07/15/22	2,296	—	10
Xilinx, Inc. (E)	1M LIBOR +0.75% (E)	BOA	02/11/22	114	—	(5)
Alexion Pharmaceuticals, Inc. (E)	1M LIBOR +0.50% (E)	GSC	07/18/22	11,488	—	128
Coherent, Inc. (E)	1M LIBOR +0.50% (E)	GSC	07/18/22	7,782	—	(145)
Dialog Semiconductor PLC (E)	1M LIBOR +0.50% (E)	GSC	03/10/22	6,601	—	7
DW Property Invest GmbH (E)	1M LIBOR +0.50% (E)	GSC	06/29/22	877	—	(37)
GrandVision (E)	1M LIBOR +0.50% (E)	GSC	03/10/22	1,649	—	167
IHS Markit Ltd. (E)	1M LIBOR +0.50% (E)	GSC	07/18/22	9,940	—	251
Kansas City Southern (E)	1M LIBOR +0.50% (E)	GSC	07/18/22	6,565	—	(203)
Maxim Integrated Products, Inc. (E)	1M LIBOR +0.50% (E)	GSC	07/18/22	8,851	—	103
Nuance Communications, Inc. (E)	1M LIBOR +0.50% (E)	GSC	07/18/22	6,536	—	(31)
Proofpoint, Inc. (E)	1M LIBOR +0.50% (E)	GSC	07/18/22	5,795	—	(8)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Siltronic AG (E)	1M LIBOR +0.50% (E)	GSC	04/13/22	2,491	—	(72)
Siltronic AG (E)	1M LIBOR +0.50% (E)	GSC	05/11/22	222	—	4
Slack Technologies, Inc. (E)	1M LIBOR +0.50% (E)	GSC	01/26/22	8,451	—	278
Welbilt, Inc. (E)	1M LIBOR +0.50% (E)	GSC	07/18/22	1,930	—	(80)
Willis Towers Watson Public Limited Company (E)	1M LIBOR +0.50% (E)	GSC	07/18/22	14,931	—	(1,524)
Beijing Jingneng Clean Energy Co.,Limited (E)	Federal Funds Effective Rate +0.55% (E)	JPM	01/10/22	235	—	(56)
Hitachi Metals, Ltd. (E)	Federal Funds Effective Rate +0.55% (E)	JPM	07/11/22	358	—	(5)
Invesco Office J-REIT, Inc. (E)	Federal Funds Effective Rate +0.55% (E)	JPM	07/19/22	822	—	(7)
SOHO China Limited (E)	Federal Funds Effective Rate +0.55% (E)	JPM	07/25/22	529	—	(47)
					—	(1,077)
Total return swap agreements - paying return
EQUITY
Advanced Micro Devices, Inc. (Q)	1M LIBOR -0.40% (Q)	BOA	01/31/22	(5,575)	—	(624)
Analog Devices, Inc. (Q)	1M LIBOR -0.40% (Q)	BOA	10/21/21	(6,466)	—	(2,753)
Brookfield Asset Management Inc. (Q)	1M LIBOR -0.40% (Q)	BOA	04/25/22	(1,467)	—	(276)
Just Eat Takeaway.Com N.V. (Q)	1M LIBOR -0.35% (Q)	BOA	08/30/21	(2,216)	—	378
AON Public Limited Company (Q)	Federal Funds Effective Rate -0.35% (Q)	GSC	05/23/22	(15,066)	—	(141)
AstraZeneca PLC (Q)	Federal Funds Effective Rate -0.38% (Q)	GSC	01/20/22	(6,925)	—	(1,122)
Canadian National Railway Company (Q)	Federal Funds Effective Rate -0.35% (Q)	GSC	06/22/22	(1,155)	—	40
Canadian Pacific Railway Limited (Q)	Federal Funds Effective Rate -0.35% (Q)	GSC	05/11/22	(988)	—	(19)
Icon Public Limited Company (Q)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/12/22	(2,554)	—	(191)
II-VI Incorporated (Q)	Federal Funds Effective Rate -0.35% (Q)	GSC	05/16/22	(2,152)	—	120
S&P Global Inc. (Q)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/12/22	(2,931)	—	(320)
Salesforce.Com, Inc. (Q)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/06/22	(3,862)	—	(316)
The Middleby Corporation (Q)	Federal Funds Effective Rate -0.35% (Q)	GSC	06/08/22	(1,062)	—	(59)
Advanced Micro Devices, Inc. (Q)	Federal Funds Effective Rate -0.60% (Q)	JPM	12/17/21	(2,916)	—	(411)
S&P Global Inc. (Q)	Federal Funds Effective Rate -0.60% (Q)	JPM	03/21/22	(5,451)	—	(1,839)
					—	(7,533)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	431,084	94,033	1,341	526,458
Corporate Bonds And Notes	—	284,628	226	284,854
Non-U.S. Government Agency Asset-Backed Securities	—	140,547	1,211	141,758
Government And Agency Obligations	—	123,420	—	123,420
Senior Floating Rate Instruments	—	19,113	—	19,113
Other Equity Interests	—	—	12,119	12,119
Preferred Stocks	5,953	—	169	6,122
Warrants	1,183	—	—	1,183
Rights	—	32	229	261
Short Term Investments	261,819	17,573	—	279,392
	700,039	679,346	15,295	1,394,680
Liabilities - Securities
Common Stocks	(198,982)	(2,769)	—	(201,751)
Investment Companies	(2,413)	—	—	(2,413)
Government And Agency Obligations	—	(1,339)	—	(1,339)
Corporate Bonds And Notes	—	(494)	—	(494)
Short Term Investments	—	(27,499)	—	(27,499)
	(201,395)	(32,101)	—	(233,496)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,967	—	—	3,967
Centrally Cleared Interest Rate Swap Agreements	—	9,140	—	9,140
Centrally Cleared Credit Default Swap Agreements	—	91	—	91
Exchange Traded Futures Options	6	—	—	6
Exchange Traded Purchased Options	160	—	—	160
OTC Purchased Options	—	412	—	412
Open Forward Foreign Currency Contracts	—	2,210	—	2,210
OTC Interest Rate Swap Agreements	—	3	—	3
OTC Contracts for Difference	—	2,095	—	2,095
OTC Total Return Swap Agreements	—	1,720	23	1,743
	4,133	15,671	23	19,827
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,786)	—	—	(1,786)
Centrally Cleared Interest Rate Swap Agreements	—	(865)	—	(865)
Centrally Cleared Credit Default Swap Agreements	—	(1)	—	(1)
Exchange Traded Futures Options	(1)	—	—	(1)
Exchange Traded Written Options	(761)	—	—	(761)
OTC Written Options	—	(294)	—	(294)
Open Forward Foreign Currency Contracts	—	(1,178)	—	(1,178)
OTC Interest Rate Swap Agreements	—	(139)	—	(139)
OTC Contracts for Difference	—	(1,517)	(11)	(1,528)
OTC Total Return Swap Agreements	—	(10,353)	—	(10,353)
	(2,548)	(14,347)	(11)	(16,906)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 96.2%
China 29.9%
AAC Technologies Holdings Inc.	505	3,747
Alibaba Group Holding Limited (a) (b)	304	8,601
Alibaba Group Holding Limited - ADR (a)	205	46,694
Amoy Diagnostics Co., Ltd. - Class A (a)	89	1,442
Angelalign Technology Inc. (a) (b)	—	21
Anhui Gujing Distillery Co., Ltd. - Class B	689	9,537
Autohome Inc. - Class A - ADR	98	6,261
Baidu, Inc. - Class A (a) (b)	45	1,143
Baidu.com - Class A - ADR (a)	68	13,842
BeiGene, Ltd. - ADR (a)	3	1,009
Beijing Capital International Airport Co. Ltd. - Class H (a)	8,702	5,774
Beijing Zhonggong Education Technology Co., Ltd. - Class A (a)	1,284	4,156
Bilibili Inc. (a)	18	2,232
Centre Testing International Group Co., Ltd. - Class A (a)	510	2,519
China Construction Bank Corporation - Class H	20,664	16,235
China International Travel Service Company, Limited - Class A (a)	41	1,901
China Longyuan Power Group Corporation Limited - Class H	3,419	5,915
China Merchants Bank Co., Ltd. - Class H	491	4,189
China Oilfield Services Ltd. - Class H	2,085	1,871
China Pacific Insurance (Group) Co., Ltd. - Class H	560	1,760
China Resources Gas Group Ltd.	1,642	9,850
China Yangtze Power Co., Ltd. - GDR (a) (c) (d)	44	1,359
China Yangtze Power Co., Ltd. - Class A (a)	26	84
Chindata Group Holdings Ltd - ADR (a) (e)	21	312
CIFI Holdings (Group) Co. Ltd.	2,191	1,712
Contemporary Amperex Technology Co., Limited - Class A (a)	139	11,509
CSC Financial Co., Ltd. - Class H (b) (e)	1,853	2,249
DiDi Global Inc - Class A - ADR (a)	98	1,381
ENN Energy Holdings Ltd.	132	2,523
Full Truck Alliance Co Ltd - Class A - ADR (a)	6	119
Fuyao Glass Industry Group Co., Ltd. - Class A (a)	476	4,120
Ganfeng Lithium Co., Ltd. - Class H (b)	152	2,283
Glodon Company Limited - Class A (a)	117	1,237
Gree Electric Appliances, Inc. of Zhuhai - Class A (a)	546	4,414
Guangdong Hisense Home Appliances Co., Ltd. - Class A (a)	2,662	5,920
Guangdong Investment Ltd.	5,764	8,276
Guangzhou GRG Metrology & Test Co., Ltd. - Class A (a)	1,064	7,213
Haidilao International Holding Ltd. (b) (e)	227	1,201
Hangzhou Tigermed Consulting Co., Ltd - Class H (b)	78	1,833
Hosa International Limited (a) (f)	7,408	—
Hualan Biological Engineering, Inc. - Class A (a)	148	838
Huayu Automotive Systems Co., Ltd. - Class A (a)	1,185	4,816
Huizhou Desay SV Automotive Co., Ltd. - Class A	133	2,282
Hundsun Technologies Inc. - Class A (a)	421	6,069
Industrial and Commercial Bank of China Limited - Class H	5,567	3,265
Joyy Inc. - Class A - ADR (a)	95	6,296
Kanzhun Limited - ADR (a)	249	9,886
Kingdee International Software Group Co. Ltd. (a)	2,332	7,916
Kunlun Energy Co. Ltd.	8,640	7,963
Kweichow Moutai Co. Ltd. - Class A	12	3,727
Li Ning Company Limited	1,642	20,107
Linklogis Inc. (a) (b) (e)	2,264	5,093
Longfor Group Holdings Limited	316	1,773
Meituan Dianping - Class B (a) (b)	242	9,984
NARI Technology Co., Ltd. - Class A (a)	1,866	6,719
New Oriental Education & Technology Group - ADR (a)	84	692
Ping An Bank Co., Ltd. - Class A (a)	1,374	4,810
Ping An Insurance (Group) Co of China Ltd - Class A (a)	641	6,382
Ping An Insurance (Group) Co of China Ltd - Class H	540	5,294
Proya Cosmetics Co., Ltd. - Class A (a)	128	3,910
Shandong Pharmaceutical Glass Co., Ltd - Class A (a)	838	4,393
Shandong Sinocera Functional Material Co., Ltd. - Class A (a)	432	3,251
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	881	2,060
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	26	1,950
Shenzhou International Group Holdings Limited	784	19,785
Silergy Corp.	124	16,950
TAL Education Group - Class A - ADR (a)	20	497
Tencent Holdings Limited	749	56,524
Tencent Music Entertainment Group - Class A - ADR (a)	96	1,479
Tongcheng-Elong Holdings Limited (a) (b)	3,425	8,583
Tongdao Liepin Group (a) (b)	1,772	4,109
Travelsky Technology Ltd. - Class H	2,836	6,129
Trip.com Group Limited (a)	14	490
Trip.com Group Limited - ADR (a)	85	3,003
Tsingtao Brewery Co.,Ltd. - Class H	500	5,383
Vipshop (China) Co., Ltd. - ADR (a)	178	3,582
Weibo Corporation - Class A - ADR (a) (e)	205	10,803
Wuliangye Yibin Co., Ltd. - Class A (a)	228	10,530
WuXi AppTec Co., Ltd. - Class H (b)	715	16,797
Wuxi Biologics Cayman Inc (a) (b)	45	828
XPeng Inc - ADR (a) (e)	191	8,487
Yangzijiang Shipbuilding (Holdings) Ltd.	7,825	7,938
Yatsen Holding Ltd - ADR (a)	340	3,183
Yifeng Pharmacy Chain Co., Ltd. - Class A (a)	146	1,271
YiHai International Holdings Limited (e)	705	4,746
Yunnan Energy New Material Co., Ltd. - Class A (a)	123	4,462
Zai Lab (PTY) LTD (a)	6	1,091
Zai Lab (PTY) LTD - ADR (a)	12	2,072
Zhejiang Runtu Co., Ltd. - Class A	4,199	5,746
		540,388
India 9.1%
Ambuja Cements Limited	2,276	10,459
Ashok Leyland Limited	2,208	3,657
Asian Paints Limited	135	5,455
Avenue Supermarts Limited (a) (b)	132	5,973
Axis Bank Limited (a)	308	3,112
Bharti Airtel Ltd.	523	3,716
Computer Age Management Services Private Limited	239	9,018
Dabur India Ltd.	166	1,275
Divi's Laboratories Ltd.	227	13,523
HDFC Bank Limited - ADR	191	13,952
Hindalco Industries Limited	967	4,863
Hindustan Unilever Ltd.	76	2,548
ICICI Bank Limited	1,371	11,682
ICICI Bank Limited - ADR (a)	198	3,385
Indiamart Intermesh Limited	58	5,494
Indigo Paints Limited (a)	4	122
Kotak Mahindra Bank Ltd.	521	12,005
Mahindra & Mahindra Ltd.	291	3,057
Multi Commodity Exchange of India Limited	290	5,955
Oracle Financial Services Software Limited	202	9,966
Power Grid Corporation of India Limited	484	1,516
Reliance Industries Ltd.	284	8,080
Shriram Transport Finance Company Limited	168	3,040
Tech Mahindra Limited	551	8,142
WNS (Holdings) Limited - ADR (a)	174	13,876
		163,871
Taiwan 8.8%
ADDCN Technology Co., Ltd.	715	5,959
Airtac International Group	273	10,585
ASE Technology Holding Co., Ltd.	774	3,119
E. Sun Financial Holding Co. Ltd.	2,302	2,172
GlobalWafers Co., Ltd.	81	2,684
Hon Hai Precision Industry Co. Ltd.	2,772	11,182
Kerry TJ Logistics Company Limited	2,178	5,414
MediaTek Inc.	374	12,944

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Parade Technologies Ltd.	31	1,547
President Chain Store Corp.	205	1,936
Realtek Semiconductor Corp.	177	3,210
Sporton International Inc.	915	7,892
Taiwan Secom Co., Ltd.	929	3,136
Taiwan Semiconductor Manufacturing Co. Ltd.	3,693	78,952
Voltronic Power Technology Corporation	172	8,294
		159,026
South Korea 8.6%
Amorepacific Corporation	43	9,566
CJ CheilJedang Corp.	1	448
Douzon Bizon Co. Ltd.	112	8,220
E-MART Inc.	1	199
Hyundai Motor Co.	23	4,847
Kangwon Land Inc. (a)	31	731
Kia Motors Corp.	31	2,469
LG Chem Ltd.	11	8,207
LG Household & Health Care Ltd.	5	7,242
NAVER Corp.	37	13,689
Nice Information Service Co., Ltd.	435	9,707
POSCO	14	4,358
S1 Corp.	135	9,801
Samsung Electronics Co. Ltd.	515	36,875
SaraminHR Co., Ltd.	294	10,957
Shinhan Financial Group Co. Ltd.	140	5,055
SK Hynix Inc.	46	5,221
SK innovation Co., Ltd. (a)	13	3,418
SK Telecom Co. Ltd.	8	2,271
Webcash Corp.	254	8,114
Younglimwon Soft Lab Co., Ltd.	285	3,120
		154,515
Brazil 6.0%
American Beverage Co Ambev	1,170	4,007
Banco BTG Pactual S.A. (a)	221	5,404
Boa Vista Servicos S/A	4,470	10,034
BRF SA (a)	561	3,064
Energisa S/A	122	1,132
Hapvida Participacoes E Investimentos Ltda (b)	2,310	7,165
Localiza Rent A Car S/A (a)	68	870
Lojas Renner S/A. (a)	645	5,759
Magazine Luiza S.A.	2,286	9,704
Notre Dame Intermedica Participacoes S.A. (b)	548	9,356
Petrobras Distribuidora S/A.	283	1,516
Petroleo Brasileiro SA (a)	908	5,538
Raia Drogasil S.A. (a)	358	1,781
Tegma Gestao Logistica SA (a)	3,208	15,597
TOTVS S.A.	737	5,551
Vale S.A. - ADR	251	5,727
Vasta Platform Limited - Class A (a) (e)	1,039	8,433
XP Inc. - Class A (a)	175	7,619
		108,257
Russian Federation 5.5%
Gazprom OAO Via Gaz Capital SA - ADR (a)	211	1,609
HeadHunter Group PLC - ADR (a) (e)	340	14,421
Mobile Telesystems PJSC - ADR	156	1,448
Public Joint Stock Society "Inter RAO UES" (a)	19,058	1,222
Public Joint Stock Society "Magnit" (a)	12	850
Public Joint Stock Society "Moscow Exchange MICEX-RTS" (a)	4,710	10,999
Public Joint Stock Society "Novatek" - GDR (b)	43	9,447
Public Joint Stock Society "Sberbank of Russia" (a)	1,500	6,267
Public Joint Stock Society "Sberbank of Russia" - ADR (a)	551	9,155
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	4	1,207
Public Joint Stock Society Oil Company "Lukoil" - ADR	87	8,091
Public Joint Stock Society Oil Company "Rosneft" - GDR (b)	92	712
Yandex N.V. - Class A (a)	476	33,658
		99,086
Hong Kong 4.8%
AIA Group Limited	1,958	24,385
China Gas Holdings Ltd.	587	1,795
China Mengniu Dairy Company Limited	2,759	16,671
ESR Cayman Limited (a) (b)	201	681
Galaxy Entertainment Group Ltd. (a)	1,096	8,744
Kerry Properties Ltd.	435	1,437
Kingboard Chemical Holdings Ltd.	827	4,589
Sands China Ltd. (a)	866	3,647
Shimao Property Holdings Limited	652	1,592
Techtronic Industries Company Limited	1,105	19,285
Zhongsheng Group Holdings Limited	408	3,397
		86,223
Mexico 3.1%
America Movil SAB de CV	3,069	2,309
Corporacion Moctezuma S.A.B. de C.V.	2,080	6,312
Fresnillo PLC	493	5,263
Gruma SAB de CV - Class B	418	4,677
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B	1,228	8,030
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR (a)	52	5,525
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B - ADR (a)	44	8,192
Grupo Mexico SAB de CV - Class B (a)	917	4,315
Orbia Advance Corporation, S.A.B. de C.V.	1,807	4,733
Wal - Mart de Mexico, S.A.B. de C.V.	2,024	6,606
		55,962
South Africa 3.0%
Capitec Bank Holdings Ltd.	72	8,514
Clicks Group Ltd. (e)	562	9,678
FirstRand Ltd.	2,819	10,553
Gold Fields Limited	301	2,697
Impala Platinum Holdings Limited	74	1,216
Naspers Ltd. - Class N	63	13,411
Old Mutual Public Limited Company (e)	3,066	2,895
Rand Merchant Investment Holdings Limited	965	2,111
Sibanye Stillwater	306	1,281
Telkom SA Ltd. (a)	740	2,401
		54,757
Thailand 2.9%
Airports of Thailand Public Company Limited	2,043	3,961
Bangkok Dusit Medical Services Public Company Limited.	14,025	10,087
Central Pattana Public Company Limited	582	955
CP ALL Public Company Limited	4,011	7,523
Humanica Limited	29,270	8,471
Kasikornbank PCL	1,329	4,928
Land and Houses Public Company Limited - NVDR	6,488	1,612
Land and Houses Public Company Limited	19,762	4,911
Union Auction Public Company Limited	28,389	8,895
		51,343
United Kingdom 1.7%
Anglo American PLC	55	2,183
Baltic Classifieds Group PLC (a)	3,535	8,735
Hikma Pharmaceuticals Public Limited Company	48	1,617
Vivo Energy PLC (b)	4,746	6,361
Wizz Air Holdings PLC (a) (b)	177	11,380
		30,276
Indonesia 1.3%
Bank Rakyat Indonesia Persero Tbk PT	22,910	6,246
PT Sarana Menara Nusantara Tbk	76,446	6,542
PT. Bank Central Asia Tbk	5,153	10,729
Unilever Indonesia Tbk PT	1,455	497
		24,014
Poland 1.3%
"Dino Polska" Spolka Akcyjna (a) (b)	82	6,029
Allegro.eu SA (a) (b)	82	1,416
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	718	6,911
Wirtualna Polska Holding Spolka Akcyjna	311	9,484
		23,840
United States of America 1.0%
EPAM Systems, Inc. (a)	37	18,797
Malaysia 1.0%
Carlsberg Brewery Malaysia Berhad	1,189	6,367
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
CIMB Group Holdings Bhd	4,548	5,060
Heineken Malaysia Berhad	1,220	6,941
		18,368
Kazakhstan 0.9%
Kaspi.Kz, Ao - GDR (a) (c) (d)	160	16,952
Singapore 0.8%
Haw Par Corp. Ltd.	800	8,166
Jardine Cycle & Carriage Ltd.	325	5,164
SEA, Ltd. - Class A - ADR (a)	5	1,497
		14,827
Luxembourg 0.8%
Globant S.A. (a)	31	6,863
Tenaris SA	606	6,620
		13,483
Saudi Arabia 0.7%
KeyBank National Association	554	8,512
Saudi British Bank	535	4,498
		13,010
Netherlands 0.6%
ASML Holding	4	2,504
BE Semiconductor Industries N.V.	95	8,125
		10,629
Argentina 0.5%
MercadoLibre S.R.L (a)	6	9,680
Hungary 0.5%
OTP Bank Plc (a)	176	9,496
Philippines 0.5%
Ayala Land Inc.	2,296	1,694
Bank of the Philippine Islands	2,319	4,214
BDO Unibank, Inc.	1,216	2,822
		8,730
Sweden 0.4%
VNV Global AB (publ) (a)	712	7,947
Iceland 0.4%
Marel hf (a) (e)	1,070	7,438
Turkey 0.4%
BIM Birlesik Magazalar A.S. - Class A	720	5,144
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A (a)	152	1,662
		6,806
Bermuda 0.4%
Credicorp Ltd. (a)	55	6,637
Germany 0.3%
Delivery Hero SE (a) (b)	42	5,510
Switzerland 0.3%
LafargeHolcim Ltd.	87	5,235
Czech Republic 0.2%
Komercni Banka A/S (a)	93	3,284
Japan 0.2%
NEXON Co.,Ltd.	23	508
Tokyo Electron Ltd.	5	2,210
		2,718
Vietnam 0.1%
Taisun Int'l (Holding) Corp.	572	2,364
Vietnam Dairy Products Joint Stock Company	—	—
Cyprus 0.1%
Ozon Holdings PLC - ADR (a) (e)	28	1,651
Greece 0.1%
Hellenic Telecommunications Organization SA - Class R	83	1,387
United Arab Emirates 0.0%
NMC Health PLC (f)	119	—
Total Common Stocks (cost $1,314,882)		1,736,507
PREFERRED STOCKS 1.2%
Brazil 0.7%
Banco Bradesco S.A. (a) (g)	1,798	9,290
Gerdau SA	176	1,043
Petroleo Brasileiro S/A Petrobras. (a) (g)	448	2,649
		12,982
South Korea 0.5%
Samsung Electronics Co. Ltd.	128	8,355
Total Preferred Stocks (cost $15,122)		21,337
WARRANTS 0.8%
China 0.8%
CITIC Limited (a)	182	13,328
Sweden 0.0%
VNV Global AB (publ) (a)	110	204
Total Warrants (cost $9,026)		13,532
INVESTMENT COMPANIES 0.1%
United States of America 0.1%
iShares Core MSCI Emerging Markets ETF	28	1,845
Total Investment Companies (cost $1,855)		1,845
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.1%
JNL Government Money Market Fund - Institutional Class, 0.01% (h) (i)	25,295	25,295
T. Rowe Price Government Reserve Fund, 0.03% (h) (i)	12,340	12,340
		37,635
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (h) (i)	11,950	11,950
Total Short Term Investments (cost $49,585)		49,585
Total Investments 101.0% (cost $1,390,470)		1,822,806
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (1.0)%		(17,633)
Total Net Assets 100.0%		1,805,174

(a)  Non-income producing security.

(b)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $18,311 and 1.0% of the Fund.

(e)  All or a portion of the security was on loan as of June 30, 2021.

(f)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Convertible security.

(h)  Investment in affiliate.

(i)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	07/07/20	4,206	6,029	0.3
Alibaba Group Holding Limited	04/16/20	8,713	8,601	0.5
Allegro.eu SA	10/12/20	1,389	1,416	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Angelalign Technology Inc.	06/09/21	9	21	—
Avenue Supermarts Limited	04/17/20	3,956	5,973	0.3
Baidu, Inc. - Class A	03/17/21	1,277	1,143	0.1
CSC Financial Co., Ltd. - Class H	05/08/20	2,192	2,249	0.1
Delivery Hero SE	11/04/20	4,988	5,510	0.3
ESR Cayman Limited	04/21/20	533	681	—
Ganfeng Lithium Co., Ltd. - Class H	05/04/21	1,896	2,283	0.1
Haidilao International Holding Ltd.	06/01/21	1,290	1,201	0.1
Hangzhou Tigermed Consulting Co., Ltd - Class H	07/31/20	1,417	1,833	0.1
Hapvida Participacoes E Investimentos Ltda	04/16/20	4,581	7,165	0.4
Linklogis Inc.	03/31/21	5,562	5,093	0.3
Meituan Dianping - Class B	06/01/20	6,389	9,984	0.6
Notre Dame Intermedica Participacoes S.A.	05/20/21	6,186	9,356	0.5
Public Joint Stock Society "Novatek"	09/25/20	6,347	9,447	0.5
Public Joint Stock Society Oil Company "Rosneft"	08/06/20	497	712	—
Tongcheng-Elong Holdings Limited	04/20/20	5,902	8,583	0.5
Tongdao Liepin Group	04/22/20	3,885	4,109	0.2
Vivo Energy PLC	03/25/21	6,767	6,361	0.4
Wizz Air Holdings PLC	04/16/20	5,553	11,380	0.6
WuXi AppTec Co., Ltd. - Class H	04/20/20	6,338	16,797	0.9
Wuxi Biologics Cayman Inc	09/11/20	391	828	0.1
		90,264	126,755	7.0

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	07/02/21	USD	2,897	373	—
USD/HKD	MSC	07/02/21	HKD	(1,468)	(189)	—
USD/HKD	MSC	07/06/21	HKD	(385)	(50)	—
USD/ZAR	CIT	07/01/21	ZAR	(3,183)	(222)	1
					(88)	1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	414,382	1,322,125	—	1,736,507
Preferred Stocks	21,337	—	—	21,337
Warrants	—	13,532	—	13,532
Investment Companies	1,845	—	—	1,845
Short Term Investments	49,585	—	—	49,585
	487,149	1,335,657	—	1,822,806
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	1	—	1
	—	1	—	1
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 97.6%
Japan 18.4%
Akatsuki Inc.	37	1,184
Anicom Holdings, Inc.	161	1,286
ARCS Company, Ltd	44	950
BayCurrent Consulting , Inc.	21	7,655
Bengo4.com, Inc. (a)	132	11,503
BML Inc.	26	897
COLOPL, Inc.	281	2,090
Credit Saison Co. Ltd.	300	3,676
DaikyoNishikawa Corporation	141	873
Daiwabo Holdings Co., Ltd.	161	2,765
DMG Mori Co., Ltd. (a) (b)	123	2,220
Edion Corp.	179	1,750
eGuarantee, Inc.	146	3,078
Freee K.K. (a)	27	2,495
Ga Technologies Co., Ltd. (a) (b)	105	2,102
GMO Financial Gate, Inc.	16	3,140
GungHo Online Entertainment, Inc.	78	1,553
Haseko Corp.	300	4,108
Healios K.K (a) (b)	98	1,602
Ichiyoshi Securities Co., Ltd.	249	1,293
Infomart Corporation	328	2,690
Inter Action Corporation (b)	58	1,311
IRISO Electronics Co., Ltd.	43	2,088
istyle Inc. (a)	374	1,750
Japan Elevator Service Holdings Co.,Ltd.	109	2,509
Japan Petroleum Exploration Co., Ltd.	52	945
JEOL Ltd.	70	4,061
JMDC Inc. (a)	50	2,517
Kamakura Shinsho, Ltd.	121	1,098
Kandenko Co., Ltd.	120	937
KATITAS Co., Ltd.	143	4,028
Kawasaki Kisen Kaisha, Ltd. (a)	38	1,358
KH Neochem Co., Ltd.	73	1,707
Kintetsu World Express, Inc.	70	1,467
Kitanotatsujin Corporation	528	2,344
Kobe Bussan Co., Ltd.	153	4,830
Komeri Co.,Ltd.	49	1,164
K's Holdings Corporation	272	3,123
Kumagai Gumi Co., Ltd.	58	1,451
Link and Motivation Inc. (b)	326	2,302
Locondo, Inc. (b)	104	1,779
Maeda Corporation	33	283
Media Do Holdings Co., Ltd.	2	99
MegaChips Corporation	173	4,971
Miraca Holdings Inc.	130	3,363
mixi, Inc.	65	1,714
Money Forward, Inc. (a)	61	3,868
Nippon Television Holdings Inc.	188	2,187
NISHIMATSUYA CHAIN Co., Ltd.	269	3,645
Optex Co., Ltd.	103	1,727
Outsourcing Inc.	425	7,713
PLAID, Inc. (a)	105	2,623
Raksul, Inc. (a)	164	7,993
Sansan, Inc. (a)	21	1,865
Sato Holdings Corporation	71	1,732
Sawai Group Holdings Co.,Ltd	35	1,556
Seino Holdings Corp.	103	1,313
Shimamura Co. Ltd.	15	1,460
Tsugami Corporation	340	5,237
Uzabase Inc. (a)	58	1,388
Wealthnavi Inc. (a) (b)	118	4,295
Yume No Machi Souzou Iinkai Co. Ltd. (a) (b)	197	2,738
		163,449
United Kingdom 9.0%
Alpha FX Group PLC (a)	98	2,066
Avon Rubber p.l.c.	82	2,989
Central Asia Metals PLC (a)	237	782
Diploma PLC	102	4,103
Dixons Carphone PLC (a)	494	889
Dotdigital Group PLC (a)	382	1,226
Draper Esprit PLC (a)	214	2,680
Evraz PLC	615	5,050
FDM Group (Holdings) PLC	293	4,133
First Derivatives Public Limited Company (a)	103	3,209
Foxtons Group PLC (a)	1,888	1,480
Games Workshop Group PLC	34	5,311
Hotel Chocolat Group PLC (a)	253	1,251
Integrafin Holdings PLC (c)	467	3,325
Investec PLC	588	2,344
Keller Group PLC	132	1,461
Morgan Sindall Group PLC	77	2,302
Naked Wines PLC (a)	286	3,192
Redde Northgate PLC	511	2,827
Royal Mail PLC	841	6,735
Softcat PLC	183	4,494
Team17 Group Plc (a)	592	5,954
The Go-Ahead Group PLC (a)	127	1,974
Victoria P.L.C. (a)	354	5,165
Wizz Air Holdings PLC (a) (c)	73	4,678
		79,620
Taiwan 8.7%
Airtac International Group	347	13,437
Arcadyan Technology Corporation	917	3,518
ASPEED Technology Inc.	194	14,030
ChipMOS Technologies Inc.	2,177	3,735
Chroma ATE Inc.	436	3,003
Everlight Electronics Co., Ltd.	1,079	2,050
General Interface Solution Holding Ltd.	362	1,608
Giga-Byte Technology Co. Ltd.	1,116	4,327
Global Unichip Corp.	282	4,200
Radiant Opto-Electronics Corp.	1,083	4,737
SIBON Electronics Co., Ltd.	407	4,009
Simplo Technology Co. Ltd.	102	1,321
Supreme Electronics Co., Ltd.	1,004	1,454
TCI Co., Ltd.	166	1,536
Universal Vision Biotechnology Co., Ltd.	372	4,629
WT Microelectronics Co., Ltd.	372	718
Yang Ming Marine Transport Corporation (a)	1,326	8,754
		77,066
Sweden 8.5%
Addtech AB - Class B (a)	418	6,936
Avanza Bank Holding AB	532	16,612
Axfood Aktiebolag	120	3,324
Bactiguard Holding AB (a) (b)	54	1,103
CellaVision AB	25	1,064
Dios Fastigheter Ab	57	587
Dometic Group AB (publ) (c)	281	4,787
Hemnet AB (a)	115	2,613
HMS Networks AB	127	5,362
Nobina AB (publ) (c)	131	1,187
Nordnet AB	181	3,064
Paradox Interactive AB (publ)	109	2,302
Sdiptech AB (publ) - Class B (a)	101	5,140
Sectra Aktiebolag - Class B (a)	58	4,476
SSAB AB - Class B (a)	529	2,320
Storytel Sweden AB - Class B (a)	57	1,475
Swedbank AB	276	3,717
Vitec Software Group AB (publ) - Class B	119	4,918
VNV Global AB (publ) (a)	207	2,313
Xvivo Perfusion Aktiebolag (a)	44	1,786
		75,086
Canada 6.3%
AGF Holdings Inc. - Class B	662	4,237
CAE Inc. (a)	96	2,944
Canaccord Genuity Group Inc.	137	1,496
Canfor Corporation (a)	262	5,988
Cargojet Inc. (b)	23	3,422
Celestica Inc. (a)	119	934
Descartes Systems Group Inc. (a)	67	4,662
Docebo Canada Inc. (a)	123	7,246
FirstService Corporation	27	4,631
Interfor Corporation (a)	247	6,186
Kinaxis Inc. (a)	50	6,625
Labrador Iron Ore Royalty Corporation (b)	116	4,380

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Topicus.Com Inc. (a)	46	3,325
Transcontinental Inc. - Class A	—	1
		56,077
South Korea 5.0%
AfreecaTV Co., Ltd.	6	635
BNK Financial Group Inc.	132	909
Cafe24 Corp. (a)	61	1,641
Daesang Corporation	63	1,549
DGB Financial Group	290	2,402
DL E&C Co., Ltd. (a)	8	962
Douzon Bizon Co. Ltd.	90	6,655
Genexine, Inc. (a)	14	1,116
GS Home Shopping Inc. (d)	6	887
Hyosung TNC Corporation	9	6,915
Hyundai Home Shopping Network Corporation	12	933
JB Financial Group Co. Ltd.	175	1,176
Koh Young Technology Inc.	266	5,633
Korea Land Development Corp. (a)	18	38
Korea Petrochemical Ind. Co., Ltd	11	2,268
LG International Corp.	76	2,112
Lotte Hi Mart Co., Ltd.	33	1,055
Meritz Fire & Marine Insurance Co. Ltd.	163	2,954
Posco Daewoo Corp.	195	4,038
		43,878
Germany 4.0%
Aumann AG (a) (c)	23	478
Eckert & Ziegler Strahlen- Und Medizintechnik Ag (a)	61	6,972
HORNBACH Holding AG & Co. KGaA	10	1,128
Hypoport SE - Class N (a)	20	10,394
Mensch und Maschine Software SE	37	2,693
New Work SE - Class N	11	3,606
Rheinmetall Aktiengesellschaft	30	2,942
Steico Se	17	2,248
TAG Immobilien AG	33	1,038
Wuestenrot & Wuerttembergische AG - Class N	111	2,547
zooplus AG (a)	5	1,483
		35,529
Australia 3.6%
Austal Limited	529	815
Australian Pharmaceutical Industries Ltd.	2,235	1,870
Cleanspace Holdings Limited (a)	895	1,035
Harvey Norman Holdings Ltd.	856	3,524
JB Hi-Fi Limited	103	3,918
Mesoblast Limited (a) (b)	224	332
Metcash Limited	1,294	3,880
Mineral Resources Limited	175	7,097
Nanosonics Limited (a)	448	1,976
Netwealth Group Ltd.	219	2,817
PEXA Group Limited (a) (d)	333	4,274
		31,538
India 3.5%
CESC Ltd	37	380
Computer Age Management Services Private Limited	112	4,226
Creditaccess Grameen Limited (a) (c)	313	3,170
Indian Energy Exchange Limited (a)	941	4,774
Jindal Steel and Power Limited (a)	749	4,031
Oil India Limited	185	393
Power Finance Corporation Limited	3,051	5,307
Syngene International Ltd. (a) (c)	432	3,406
WNS (Holdings) Limited - ADR (a)	62	4,930
		30,617
Italy 3.4%
Azimut Holding S.p.A.	66	1,605
Brunello Cucinelli S.p.A. (a) (b)	139	8,138
Esprinet S.P.A	16	281
Interpump Group SpA	79	4,680
Reply S.p.A.	51	8,353
Technogym S.p.A. (c)	280	3,574
Unipol Gruppo Finanziario S.P.A.	698	3,806
		30,437
Switzerland 3.4%
ALSO Holding AG - Class N	7	2,128
Bachem Holding AG - Class N	8	4,581
Bossard Holding AG	12	3,677
Global Blue Group Holding AG (a) (b)	339	3,362
PolyPeptide Group AG (a)	44	4,060
Sensirion Holding AG (a) (c)	47	3,804
Tecan Group AG - Class N	8	4,095
u-blox Holding AG - Class N (a)	14	1,049
VAT Group AG (c)	10	3,383
		30,139
Netherlands 3.1%
ASR Nederland N.V.	134	5,177
BE Semiconductor Industries N.V.	137	11,709
Eurocommercial Properties N.V. - DUTCHCERT	78	1,942
Flow Traders N.V. (c)	41	1,767
Meltwater Holding B.V. (a) (e)	546	2,927
PostNL NV	653	3,549
		27,071
Denmark 2.4%
ALK-Abello A/S - Class B (a)	22	10,728
Dampskibsselskabet NORDEN A/S	63	2,007
PER AARSLEFF Holding A/S - Class B	23	1,027
Royal Unibrew A/S	48	6,126
Scandinavian Tobacco Group A/S (c)	76	1,552
		21,440
Hong Kong 2.0%
China BlueChemical Ltd. - Class H	3,808	1,115
China Overseas Grand Oceans Group Limited	3,017	1,759
Hypebeast Limited (a)	6,142	910
Johnson Electric Holdings Limited	1,228	3,174
Kerry Properties Ltd.	984	3,249
Lonking Holdings Limited	5,131	1,664
Pacific Basin Shipping Limited (a)	2,285	925
Skyworth Group Limited (a)	3,710	1,041
Texhong Textile Group Limited	979	1,584
VTech Holdings Ltd.	218	2,294
		17,715
Brazil 1.8%
Azul S.A. - ADR (a)	121	3,207
Companhia de Saneamento de Minas Gerais (a)	748	2,319
Companhia Paranaense de Energia – Copel	1,147	1,278
Empreendimentos Pague Menos S.A (a)	1,483	3,362
Grupo SBF S/A (a)	552	4,226
SLC Agricola S.A.	194	1,990
		16,382
China 1.8%
360 Financial, Inc. - ADR (a)	—	—
FinVolution Group - Class A - ADR	632	6,021
Huaxin Cement Co. Ltd. - Class B	1,944	3,636
SITC International Holdings Company Limited	1,531	6,408
		16,065
Malta 1.7%
Kambi Group PLC (a)	89	4,437
Kindred Group PLC - SDR	669	10,494
		14,931
Israel 1.5%
Global-E Online Ltd. (a)	65	3,733
Maytronics Ltd.	288	6,005
NeoGames SA (a)	64	3,945
		13,683
France 1.1%
Derichebourg (a)	198	2,009
ESI Group (a)	19	1,277
Fnac Darty	27	1,741
SOITEC (a)	17	3,815
Television Francaise 1	110	1,114
		9,956
Thailand 1.1%
AP (Thailand) Public Company Limited	5,795	1,515
Origin Property Public Company Limited	3,740	1,044

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Sansiri Public Company Limited	24,409	1,017
Sri Trang Agro-Industry Public Company Limited	3,203	4,067
Supalai Public Company Limited	2,668	1,719
		9,362
Indonesia 0.8%
PT Erajaya Swasembada Tbk	44,029	2,103
PT Indo Tambangraya Megah Tbk	1,853	1,821
PT. Bank Tabungan Pensiunan Nasional Syariah	16,640	3,314
		7,238
Norway 0.8%
Eurizon Opportunita	176	1,107
Flex Lng Ltd. (a)	57	828
Golden Ocean Group Limited (a)	273	3,033
Mercell Holding (a) (c)	2,093	1,981
		6,949
Singapore 0.8%
BW LPG PTE. LTD.	244	1,575
Hutchison Port Holdings Trust	3,889	878
IGG Singapore Pte Ltd.	662	876
Riverstone Holdings Limited (a)	247	226
Yanlord Land Group Limited	3,634	3,301
		6,856
Russian Federation 0.6%
HeadHunter Group PLC - ADR (a)	133	5,644
Faroe Islands 0.6%
P/F Bakkafrost Sales	61	5,014
Spain 0.6%
Fluidra S.A.	125	4,986
Finland 0.5%
Qt Group Oyj (a)	38	4,446
Vietnam 0.5%
FPT Corporation	1,097	4,202
Poland 0.4%
InPost S.A. (a)	198	3,986
Mexico 0.4%
Controladora Vuela Compañía de Aviación, S.A.B. de C.V. - ADR (a)	165	3,163
Ireland 0.3%
Keywords Studios PLC (a)	86	2,973
Belgium 0.3%
Biocartis Group (a) (b) (c)	120	580
Melexis	21	2,158
		2,738
Chile 0.2%
Cap S.A.	130	2,231
Malaysia 0.2%
Kossan Rubber Industries Bhd (a)	2,469	1,911
United States of America 0.2%
Cellectis - ADR (a)	99	1,530
Austria 0.1%
Osterreichische Post Aktiengesellschaft	21	1,135
Total Common Stocks (cost $790,978)		865,043
PREFERRED STOCKS 0.2%
Germany 0.2%
Dragerwerk AG & Co. KGaA (f)	19	1,769
Total Preferred Stocks (cost $1,659)		1,769
INVESTMENT COMPANIES 0.0%
United States of America 0.0%
Vanguard FTSE All-World ex-US Small-Cap Index Fund	—	7
Total Investment Companies (cost $7)		7
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.0%
JNL Government Money Market Fund - Institutional Class, 0.01% (g) (h)	17,595	17,595
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (g) (h)	5,178	5,178
Total Short Term Investments (cost $22,773)		22,773
Total Investments 100.4% (cost $815,417)		889,592
Other Assets and Liabilities, Net (0.4)%		(3,580)
Total Net Assets 100.0%		886,012

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $2,927 and 0.3% of the Fund.

(f)  Convertible security.

(g)  Investment in affiliate.

(h)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aumann AG	04/15/21	333	478	0.1
Biocartis Group	04/15/21	656	580	0.1
Creditaccess Grameen Limited	02/11/20	3,025	3,170	0.4
Dometic Group AB (publ)	05/24/21	4,767	4,787	0.5
Flow Traders N.V.	05/28/21	1,810	1,767	0.2
Integrafin Holdings PLC	02/03/20	3,243	3,325	0.4
Mercell Holding	02/10/21	2,663	1,981	0.2
Nobina AB (publ)	09/17/18	1,074	1,187	0.1
Scandinavian Tobacco Group A/S	06/17/19	1,257	1,552	0.2
Sensirion Holding AG	04/15/21	3,299	3,804	0.4
Syngene International Ltd.	01/21/19	2,252	3,406	0.4
Technogym S.p.A.	01/10/17	2,391	3,574	0.4
VAT Group AG	08/30/18	1,967	3,383	0.4
Wizz Air Holdings PLC	11/02/18	3,347	4,678	0.5
		32,084	37,672	4.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL Multi-Manager International Small Cap Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	BNY	07/02/21	USD	1,086	876	—
USD/HKD	HSB	07/02/21	HKD	(8,329)	(1,073)	—
					(197)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	107,282	752,600	5,161	865,043
Preferred Stocks	1,769	—	—	1,769
Investment Companies	7	—	—	7
Short Term Investments	22,773	—	—	22,773
	131,831	752,600	5,161	889,592
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 96.0%
Industrials 17.4%
Aerojet Rocketdyne Holdings, Inc. (a)	34	1,646
AGCO Corp.	44	5,737
Alaska Air Group Inc. (a)	106	6,393
AMETEK, Inc.	174	23,242
APi Group Corporation (a)	367	7,660
ATS Automation Tooling Systems Inc. (a)	62	1,792
Clarivate PLC (a)	613	16,876
CoStar Group, Inc. (a)	45	3,727
Fortive Corporation	266	18,586
Generac Holdings Inc. (a)	37	15,153
Graco Inc.	25	1,888
Hubbell Inc.	32	5,998
IDEX Corporation	37	8,142
JB Hunt Transport Services Inc. (a)	33	5,394
Landstar System Inc. (a)	35	5,531
Lincoln Electric Holdings Inc. (a)	28	3,688
ManpowerGroup Inc.	42	5,018
Masonite International Corporation (a)	68	7,591
Middleby Corp. (a)	32	5,458
Mueller Water Products Inc. - Class A	465	6,706
Nordson Corp. (a)	46	10,097
Northrop Grumman Systems Corp.	23	8,395
Old Dominion Freight Line Inc. (a)	20	5,101
Oshkosh Corp.	42	5,197
Owens Corning Inc.	49	4,826
Parker-Hannifin Corporation	18	5,528
Regal-Beloit Corp.	42	5,567
Republic Services Inc.	33	3,630
Resideo Technologies, Inc. (a)	183	5,490
Rexnord Corporation	142	7,096
Rockwell Automation Inc.	30	8,438
Shoals Technologies LLC - Class A (a)	78	2,769
Teledyne Technologies Inc. (a)	12	4,858
Textron Inc.	144	9,903
Toro Co.	149	16,318
Trane Technologies Public Limited Company	39	7,237
United Rentals Inc. (a)	13	4,020
Verisk Analytics, Inc. (a)	35	6,028
Vertiv Holdings, LLC - Class A	553	15,094
Waste Connections, Inc. (a)	28	3,332
Werner Enterprises Inc. (a)	18	794
WillScot Mobile Mini Holdings Corp. - Class A (a)	240	6,683
Xylem Inc.	18	2,183
		304,810
Health Care 15.9%
Abcam PLC - ADR (a)	117	2,237
Align Technology Inc. (a)	21	12,831
Avantor, Inc. (a)	266	9,439
Baxter International Inc.	155	12,468
Bio-Rad Laboratories, Inc. - Class A (a)	13	8,054
Bio-Techne Corporation (a)	33	14,589
Bioventus Inc. - Class A (a)	37	653
Catalent Inc. (a)	99	10,671
Cooper Cos. Inc.	38	14,741
Dentsply Sirona Inc.	334	21,145
Edwards Lifesciences Corporation (a)	152	15,743
Globus Medical Inc. - Class A (a)	11	883
Hill-Rom Holdings Inc.	57	6,429
Horizon Therapeutics Public Limited Company (a)	41	3,839
Icon Public Limited Company (a)	16	3,307
ICU Medical, Inc. (a)	59	12,213
Integra LifeSciences Holdings Corp. (a)	172	11,737
Maravai LifeSciences Holdings, Inc. - Class A (a)	317	13,246
Masimo Corp. (a)	45	10,910
Merit Medical Systems Inc. (a)	14	877
Molina Healthcare, Inc. (a)	23	5,846
Quest Diagnostics Incorporated	53	6,994
Smith & Nephew PLC - ADR	332	14,421
Steris Limited	48	9,902
Syneos Health, Inc. - Class A (a)	90	8,036
Tandem Diabetes Care Inc. (a)	73	7,159
Universal Health Services Inc. - Class B	37	5,463
Veeva Systems Inc. - Class A (a)	32	9,795
Waters Corp. (a)	48	16,677
West Pharmaceutical Services Inc.	9	3,232
Zimmer Biomet Holdings, Inc.	36	5,830
		279,367
Information Technology 14.4%
Amphenol Corp. - Class A	166	11,342
Anaplan, Inc. (a)	117	6,236
Arista Networks, Inc. (a)	13	4,529
Asana, Inc. - Class A (a)	308	19,105
Aspen Technology, Inc. (a)	32	4,388
Autodesk, Inc. (a)	14	4,057
Black Knight, Inc. (a)	87	6,784
CDW Corp. (a)	32	5,501
Cloudera, Inc. (a)	175	2,775
DocuSign, Inc. (a)	9	2,432
DXC Technology Company (a)	147	5,732
Flex Ltd. (a)	290	5,182
Genpact Limited	139	6,297
Hewlett Packard Enterprise Company	252	3,674
Keysight Technologies, Inc. (a)	51	7,813
Leidos Holdings Inc.	49	4,913
Marvell Technology, Inc.	120	7,017
MAXIMUS Inc.	62	5,456
Medallia, Inc. (a)	392	13,230
Motorola Solutions Inc.	22	4,744
NCR Corp. (a)	122	5,560
New Relic, Inc. (a)	89	5,994
Okta, Inc. - Class A (a)	42	10,154
On Semiconductor Corporation (a)	178	6,829
Palo Alto Networks, Inc. (a)	36	13,246
Pure Storage, Inc. - Class A (a)	397	7,763
ServiceNow, Inc. (a)	10	5,495
Smartsheet Inc. - Class A (a)	135	9,763
SolarEdge Technologies Ltd. (a)	13	3,482
Splunk Inc. (a)	64	9,210
Synopsys Inc. (a)	32	8,825
Workday, Inc. - Class A (a)	71	16,903
Zendesk, Inc. (a)	44	6,351
Zscaler, Inc. (a)	54	11,559
		252,341
Financials 14.2%
Alleghany Corp. (a)	19	12,693
American Financial Group, Inc.	65	8,169
Arch Capital Group Ltd. (a)	209	8,142
Arthur J Gallagher & Co.	138	19,289
Chubb Limited	53	8,402
Cullen/Frost Bankers Inc.	67	7,504
Everest Re Group, Ltd.	131	33,148
Fifth Third Bancorp (a)	185	7,092
First Republic Bank	39	7,300
Huntington Bancshares Incorporated (a)	309	4,405
MetLife, Inc.	53	3,197
Northern Trust Corp.	201	23,256
Old Republic International Corp.	135	3,363
Prosperity Bancshares Inc.	165	11,876
Reinsurance Group of America, Incorporated	26	2,982
SVB Financial Group (a)	17	9,181
The Bank of New York Mellon Corporation	102	5,241
The Hartford Financial Services Group, Inc.	198	12,276
The Travelers Companies, Inc.	115	17,291
TowneBank (a)	32	981
Tradeweb Markets Inc. - Class A (a)	142	12,050
UMB Financial Corp. (a)	27	2,490
Valley National Bancorp (a)	182	2,444
W. R. Berkley Corporation	113	8,386
Western Alliance Bancorp	116	10,808
Zions Bancorp	126	6,671
		248,637
Consumer Staples 10.5%
Archer-Daniels-Midland Company	132	7,999
Beiersdorf Aktiengesellschaft - ADR	817	19,753

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Brown-Forman Corp. - Class B	11	828
Calavo Growers Inc. (a)	40	2,556
Cal-Maine Foods Inc. (a)	250	9,059
Casey's General Stores Inc. (a)	39	7,649
Church & Dwight Co. Inc.	90	7,712
Henkel AG & Co. KGaA - ADR	34	775
Hershey Co.	119	20,641
Hormel Foods Corp.	129	6,160
JM Smucker Co.	98	12,763
Kimberly-Clark Corporation	79	10,619
Lamb Weston Holdings Inc.	109	8,784
Lancaster Colony Corp. (a)	16	2,999
McCormick & Co. Inc.	90	7,949
Mission Produce, Inc. (a)	68	1,413
Molson Coors Beverage Company - Class B (a)	158	8,483
Performance Food Group, Inc. (a)	165	8,020
Sanderson Farms Inc. (a)	77	14,419
Sysco Corp.	86	6,655
The Clorox Company	66	11,964
Tyson Foods Inc. - Class A	94	6,911
		184,111
Consumer Discretionary 8.2%
Advance Auto Parts, Inc.	81	16,719
Aptiv PLC (a)	107	16,928
AutoNation, Inc. (a)	30	2,844
BorgWarner Inc.	185	8,988
Carnival Plc (a)	151	3,986
Carvana Co. - Class A (a)	23	7,063
Chewy, Inc. - Class A (a) (b)	46	3,675
Hasbro, Inc. (a)	64	6,030
Las Vegas Sands Corp. (a)	108	5,690
Lear Corporation	21	3,611
Leslie's, Inc. (a)	247	6,790
Petco Health And Wellness Company, Inc. - Class A (a)	80	1,793
Planet Fitness, Inc. - Class A (a)	48	3,582
Purple Innovation, Inc. (a)	35	924
Ross Stores Inc. (a)	98	12,102
Service Corp. International	85	4,539
Terminix Global Hldgs Inc. (a)	158	7,521
Tractor Supply Co. (a)	57	10,698
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	23	7,953
VF Corp.	66	5,415
Yum! Brands, Inc.	58	6,660
		143,511
Real Estate 5.0%
Alexandria Real Estate Equities Inc.	62	11,099
American Homes 4 Rent - Class A	154	6,002
Americold Realty Trust	232	8,789
AvalonBay Communities Inc.	4	843
Boston Properties Inc.	16	1,806
Camden Property Trust	39	5,108
Cousins Properties Incorporated	89	3,263
Equity Commonwealth (a)	654	17,123
Equity Lifestyle Properties, Inc.	68	5,083
Healthcare Realty Trust Inc.	223	6,742
Highwoods Properties Inc.	94	4,255
Lamar Advertising Co. - Class A (a)	60	6,265
Monmouth Real Estate Investment Corp. - Class A	44	827
National Retail Properties, Inc.	94	4,402
Starwood Property Trust, Inc.	256	6,710
		88,317
Materials 4.3%
AptarGroup, Inc.	117	16,492
Ashland Global Holdings Inc.	73	6,396
Avery Dennison Corp.	32	6,770
Ball Corp.	72	5,858
Corteva, Inc.	97	4,284
Eastman Chemical Co.	44	5,172
International Flavors & Fragrances Inc.	44	6,574
Packaging Corporation of America	43	5,864
Reliance Steel & Aluminum Co.	31	4,678
Sensient Technologies Corporation	32	2,727
Steel Dynamics Inc. (a)	79	4,708
U.S. Concrete, Inc. (a)	11	845
Westlake Chemical Corporation	56	5,090
		75,458
Utilities 3.5%
Alliant Energy Corporation (a)	94	5,241
Ameren Corporation	75	6,027
American Water Works Co. Inc.	6	848
Avista Corporation	105	4,475
California Water Service Group	52	2,878
DTE Energy Company	26	3,318
Essential Utilities, Inc.	143	6,544
Eversource Energy	61	4,911
IDACORP Inc.	8	799
Middlesex Water Co. (a)	4	324
Pennon Group PLC - ADR	28	909
SJW Corp.	141	8,939
United Utilities Group PLC - ADR	454	12,466
Xcel Energy Inc. (a)	64	4,223
		61,902
Energy 1.5%
Cimarex Energy Co.	74	5,369
Devon Energy Corporation	228	6,655
Pioneer Natural Resources Co.	52	8,451
Valero Energy Corporation	82	6,410
		26,885
Communication Services 1.1%
Endeavor Group Holdings, Inc. - Class A (a)	120	3,325
Expedia Group, Inc. (a)	38	6,221
Interpublic Group of Cos. Inc.	157	5,101
Live Nation Entertainment, Inc. (a)	61	5,378
		20,025
Total Common Stocks (cost $1,300,707)		1,685,364
PREFERRED STOCKS 1.7%
Health Care 0.7%
Becton, Dickinson and Company, 6.00%, 06/01/23 (b) (c)	222	11,891
Boston Scientific Corporation, 5.50%, 06/01/23 (c)	8	873
		12,764
Financials 0.6%
MetLife, Inc., 5.63%, (25, 06/15/23) (b) (d)	23	643
MetLife, Inc., 4.75%, (25, 03/15/25) (d)	63	1,696
U.S. Bancorp, 6.50%, (25, 01/15/22) (d)	51	1,320
U.S. Bancorp, 3.50% (b) (d)	244	6,081
		9,740
Utilities 0.4%
Essential Utilities, Inc., 6.00%, 04/30/22 (c)	118	6,771
Total Preferred Stocks (cost $28,192)		29,275
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 0.01% (e) (f)	40,510	40,510
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (e) (f)	11,262	11,262
Total Short Term Investments (cost $51,772)		51,772
Total Investments 100.6% (cost $1,380,671)		1,766,411
Other Assets and Liabilities, Net (0.6)%		(11,038)
Total Net Assets 100.0%		1,755,373

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Convertible security.

(d)  Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e)  Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL Multi-Manager Mid Cap Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	SSB	07/02/21	USD	291	235	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,685,364	—	—	1,685,364
Preferred Stocks	29,275	—	—	29,275
Short Term Investments	51,772	—	—	51,772
	1,766,411	—	—	1,766,411
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 97.5%
Information Technology 29.1%
2U, Inc. (a)	525	21,863
908 Devices Inc. (a) (b)	120	4,635
ACI Worldwide, Inc. (a)	678	25,180
Advanced Energy Industries, Inc. (a)	79	8,932
Akoustis Technologies, Inc. (a) (b)	439	4,700
Anaplan, Inc. (a)	199	10,628
Arco Platform Limited - Class A (a)	94	2,887
Aspen Technology, Inc. (a)	131	18,012
Avalara, Inc. (a)	199	32,256
Avaya Holdings Corp. (a)	767	20,628
Bentley Systems, Incorporated - Class B (a) (b)	288	18,670
Bill.Com Holdings Inc. (a)	252	46,198
Blackline, Inc. (a)	302	33,549
Brooks Automation Inc. (a)	180	17,160
Canadian Solar Inc. (a) (b)	183	8,200
CMC Materials Inc. (a)	32	4,821
Cornerstone OnDemand, Inc. (a)	117	6,041
Datto Holding Corp. (a)	166	4,609
Digital Turbine USA, Inc. (a)	686	52,162
DigitalOcean Holdings, Inc. (a) (b)	99	5,490
Dolby Laboratories, Inc. - Class A	57	5,627
Domo Inc. - Class B (a)	86	6,943
Duck Creek Technologies, Inc. (a) (b)	618	26,874
Dynatrace Holdings LLC (a)	262	15,304
Enphase Energy, Inc. (a)	259	47,540
Entegris, Inc. (a)	91	11,188
Euronet Worldwide Inc. (a)	148	20,081
Everbridge, Inc. (a)	47	6,388
Fair Isaac Corporation (a)	34	16,820
Five9 Inc. (a)	187	34,437
Globant S.A. (a)	19	4,174
GoDaddy Inc. - Class A (a)	57	4,923
Itron Inc. (a)	86	8,583
Jack Henry & Associates Inc. (a)	62	10,187
Kulicke & Soffa Industries Inc. (a)	422	25,852
Lattice Semiconductor Corp. (a)	341	19,169
LivePerson, Inc. (a)	499	31,550
MACOM Technology Solutions Holdings, Inc. (a)	456	29,222
MAXIMUS Inc.	71	6,255
Medallia, Inc. (a)	473	15,963
MKS Instruments, Inc. (a)	54	9,695
Monolithic Power Systems Inc. (a)	15	5,730
nCino, Inc. (a) (b)	322	19,280
NeoPhotonics Corporation (a)	461	4,704
NVE Corp. (a)	33	2,469
Olo Inc. - Class A (a)	388	14,489
OSI Systems Inc. (a)	64	6,554
Paycom Software, Inc. (a)	73	26,462
Paymentus Holdings, Inc. - Class A (a) (b)	54	1,916
Power Integrations Inc. (a)	33	2,702
PROS Holdings, Inc. (a)	128	5,812
Q2 Holdings, Inc. (a)	187	19,189
Repay Holdings Corporation - Class A (a)	147	3,533
RingCentral, Inc. - Class A (a)	40	11,565
Sapiens International Corporation N.V. (a)	35	923
Science Applications International Corp.	92	8,045
Semtech Corp. (a)	126	8,703
Sharpspring Technologies, Inc. (a)	302	5,095
Shift4 Payments, LLC - Class A (a)	71	6,624
ShotSpotter, Inc. (a)	65	3,146
Sierra Wireless, Inc. (a)	31	598
Silicon Laboratories Inc. (a)	42	6,487
Silicon Motion, Inc. - ADR (a)	54	3,431
Sitime Corporation (a)	53	6,695
Sprinklr, Inc. - Class A (a)	72	1,474
Sprout Social, Inc. - Class A (a)	156	13,984
SPS Commerce, Inc. (a)	212	21,137
Telos Corporation (a)	172	5,842
Tyler Technologies Inc. (a)	29	13,254
Upland Software, Inc. (a)	207	8,535
Varonis Systems, Inc. (a)	496	28,598
Viavi Solutions Inc. (a)	336	5,938
Wex, Inc. (a)	41	8,047
Wix.Com Ltd. (a)	41	11,791
WNS (Holdings) Limited - ADR (a)	198	15,864
Workiva Inc. - Class A (a)	148	16,520
Zendesk, Inc. (a)	72	10,377
Zeta Global Holdings Corp. - Class A (a) (b)	587	4,934
		1,043,843
Health Care 23.6%
1Life Healthcare, Inc. (a)	284	9,392
Acceleron Pharma Inc. (a)	42	5,331
AdaptHealth, LLC - Class A (a)	368	10,079
Aerie Pharmaceuticals, Inc. (a) (b)	355	5,684
Affimed N.V. (a)	1,359	11,553
American Well Corporation - Class A (a)	208	2,619
Apellis Pharmaceuticals, Inc. (a)	115	7,260
Arrowhead Pharmaceuticals Inc (a)	67	5,559
AtriCure, Inc. (a)	191	15,212
Autolus Therapeutics PLC - ADR (a)	138	917
Avantor, Inc. (a)	354	12,563
Avidity Biosciences, Inc. (a) (b)	94	2,313
Axsome Therapeutics, Inc. (a)	56	3,811
Beam Therapeutics Inc. (a)	84	10,847
BioCryst Pharmaceuticals, Inc. (a) (b)	239	3,775
Biohaven Pharmaceutical Holding Company Ltd. (a)	63	6,145
BioLife Solutions, Inc. (a)	127	5,657
Biomerica, Inc. (a) (b)	609	2,443
Bluebird Bio, Inc. (a)	100	3,212
Blueprint Medicines Corporation (a)	80	7,070
Bridgebio Pharma, Inc. (a)	50	3,042
Cardiovascular Systems Inc. (a)	163	6,948
Castle Biosciences, Inc. (a)	227	16,689
Celyad SA - ADR (a) (b)	7	34
Cerus Corporation (a)	477	2,820
Charles River Laboratories International Inc. (a)	25	9,122
Chimerix, Inc. (a)	329	2,629
Compass Pathways PLC - ADR (a) (b)	72	2,732
Conmed Corp. (a)	95	13,030
Cooper Cos. Inc.	20	8,005
CRISPR Therapeutics AG (a)	20	3,164
Cryoport, Inc. (a) (b)	333	21,046
Cytomx Therapeutics, Inc. (a)	259	1,636
CytoSorbents Corporation (a) (b)	524	3,953
Dermtech Operations, Inc. (a) (b)	58	2,426
Dicerna Pharmaceuticals, Inc. (a)	75	2,799
Eargo, Inc. (a) (b)	89	3,571
Editas Medicine, Inc. (a) (b)	54	3,033
Elanco Animal Health (a)	256	8,885
Enanta Pharmaceuticals, Inc. (a)	83	3,641
Encompass Health Corporation	67	5,243
Epizyme, Inc. (a)	445	3,697
Equillium, Inc. (a) (b)	249	1,467
Esperion Therapeutics, Inc. (a) (b)	141	2,981
Evolent Health, Inc. - Class A (a)	1,408	29,747
Fate Therapeutics, Inc. (a)	141	12,244
Flexion Therapeutics, Inc. (a) (b)	522	4,295
Frequency Therapeutics, Inc. (a) (b)	45	450
Generation Bio Co. (a)	100	2,703
Glaukos Corp. (a)	93	7,915
Globus Medical Inc. - Class A (a)	138	10,668
Halozyme Therapeutics, Inc. (a)	373	16,934
Harvard Bioscience Inc. (a)	286	2,381
Health Catalyst, Inc. (a)	86	4,797
HealthEquity, Inc. (a)	437	35,190
Horizon Therapeutics Public Limited Company (a)	133	12,463
iCAD, Inc. (a) (b)	502	8,685
InMode Ltd (a)	51	4,857
InnovAge Holding Corp (a)	127	2,714
Insmed Inc. (a)	245	6,968
Inspire Medical Systems Inc. (a)	35	6,700
Intellia Therapeutics, Inc. (a)	110	17,762
Iovance Biotherapeutics Inc. (a)	116	3,011
Jazz Pharmaceuticals Public Limited Company (a)	64	11,357
Jounce Therapeutics Inc. (a)	174	1,184

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Karyopharm Therapeutics Inc. (a) (b)	293	3,025
Kindred Healthcare Inc. (a)	608	5,571
Kronos Bio, Inc. (a) (b)	101	2,420
LHC Group, Inc. (a)	109	21,838
Lifestance Health Group, Inc. (a) (b)	105	2,914
Ligand Pharmaceuticals Incorporated (a) (b)	85	11,087
MacroGenics Inc. (a)	243	6,513
Merit Medical Systems Inc. (a)	161	10,423
Mesa Laboratories, Inc. (a)	20	5,424
Mirati Therapeutics, Inc. (a)	19	3,101
NanoString Technologies, Inc. (a)	94	6,084
Natera, Inc. (a)	80	9,139
National Research Corp. (a)	188	8,645
Neogenomics Laboratories, Inc. (a)	180	8,150
Neogenomics, Inc. (a) (c)	29	1,259
Neoleukin Therapeutics, Inc. (a) (b)	98	905
Neuronetics, Inc. (a) (b)	170	2,722
Nevro Corp. (a)	44	7,296
Novocure Limited (a)	50	11,182
NuVasive Inc. (a)	159	10,757
Omnicell, Inc. (a)	71	10,741
Opthea Limited - ADR (a) (b)	131	1,038
Organogenesis Holdings Inc. - Class A (a)	808	13,437
Oric Pharmaceuticals, Inc. (a)	115	2,038
Oscar Health, Inc. - Class A (a) (b)	86	1,840
Pacific Biosciences of California, Inc. (a)	230	8,054
Paratek Pharmaceuticals Inc. (a) (b)	412	2,808
Phathom Pharmaceuticals, Inc. (a)	80	2,711
PMV Pharmaceuticals, Inc. (a)	84	2,882
Protagonist Therapeutics, Inc. (a)	77	3,457
Quanterix Corporation (a)	219	12,856
Radius Health, Inc. (a)	113	2,062
Reata Pharmaceuticals, Inc. - Class A (a) (b)	20	2,873
Repligen Corporation (a)	33	6,528
Replimune Group, Inc. (a)	84	3,234
Rocket Pharmaceuticals, Ltd. (a)	74	3,300
Rubius Therapeutics, Inc. (a) (b)	143	3,496
Sangamo Therapeutics Inc. (a)	88	1,058
Scholar Rock Holding Corporation (a) (b)	70	2,033
Shockwave Medical, Inc. (a)	46	8,709
Silk Road Medical, Inc. (a)	392	18,764
Spero Therapeutics, Inc. (a) (b)	167	2,336
Springworks Therapeutics, Inc. (a)	75	6,173
Symbion, Inc. (a)	200	13,292
Tandem Diabetes Care Inc. (a)	131	12,720
Turning Point Therapeutics, Inc. (a)	69	5,368
Twist Bioscience Corporation (a)	84	11,133
U. S. Physical Therapy, Inc.	102	11,770
Ultragenyx Pharmaceutical Inc. (a)	56	5,340
Veracyte, Inc. (a)	554	22,157
Vericel Corporation (a) (b)	111	5,805
West Pharmaceutical Services Inc.	81	29,192
Xencor, Inc. (a)	78	2,674
		847,394
Industrials 15.3%
AAON, Inc. (a)	298	18,664
Acacia Research Corporation (a)	911	6,161
Advanced Drainage Systems, Inc.	136	15,836
Alaska Air Group Inc. (a)	127	7,635
Alta Equipment Group Inc. - Class A (a) (b)	573	7,613
Ameresco, Inc. - Class A (a)	63	3,926
Arcosa, Inc.	99	5,809
Axone Intelligence Inc. (a)	219	38,809
Builders FirstSource, Inc. (a)	142	6,059
Chart Industries, Inc. (a)	284	41,645
Columbus Mckinnon Corp. (a)	179	8,628
Copart Inc. (a)	103	13,644
CoStar Group, Inc. (a)	147	12,180
Douglas Dynamics, Inc.	160	6,511
Driven Brands Holdings Inc. (a)	49	1,524
Echo Global Logistics, Inc. (a)	142	4,353
ESCO Technologies Inc.	62	5,786
Evoqua Water Technologies Corp. (a)	586	19,808
Generac Holdings Inc. (a)	10	4,255
HEICO Corp. - Class A	231	28,707
John Bean Technologies Corp.	77	10,982
Kornit Digital Ltd. (a)	524	65,143
Lawson Products Inc. (a)	117	6,242
Luxfer Holdings PLC	436	9,701
Mercury Systems Inc. (a)	127	8,398
Middleby Corp. (a)	69	11,874
MSA Safety Inc.	47	7,747
Old Dominion Freight Line Inc. (a)	74	18,680
Omega Flex Inc. (a)	67	9,774
RBC Bearings Incorporated (a)	24	4,871
Rush Enterprises Inc. - Class A (a)	120	5,175
Saia, Inc. (a)	40	8,405
Simpson Manufacturing Co. Inc.	48	5,338
SiteOne Landscape Supply, Inc. (a)	178	29,984
Teledyne Technologies Inc. (a)	28	11,602
Tetra Tech, Inc. (a)	79	9,592
Timken Co.	117	9,445
Titan Machinery Inc. (a)	204	6,319
TransUnion	104	11,453
Trex Company, Inc. (a)	51	5,176
UFP Industries, Inc. (a)	128	9,545
Verisk Analytics, Inc. (a)	47	8,264
Vicor Corp. (a)	40	4,234
View, Inc. - Class A (a) (b)	299	2,540
Woodward Governor Co. (a)	91	11,194
		549,231
Consumer Discretionary 12.3%
Bally's Corporation (a)	72	3,903
Boot Barn Holdings, Inc. (a)	128	10,758
Bright Horizons Family Solutions Inc. (a)	38	5,610
Brinker International Inc. (a)	178	11,026
Brunswick Corp.	86	8,527
Caesars Entertainment, Inc. (a)	55	5,675
Callaway Golf Co. (a)	310	10,446
Canada Goose Holdings Inc. (a)	96	4,210
Chegg, Inc. (a)	167	13,913
Churchill Downs Inc. (a)	64	12,665
Cricut, Inc. - Class A (a) (b)	356	15,178
ETSY, Inc. (a)	49	10,040
Fox Factory Holding Corp. (a)	372	57,911
Gentherm Incorporated (a)	74	5,280
Grand Canyon Education, Inc. (a)	25	2,226
Green Brick Partners Inc. (a)	168	3,825
Helen of Troy Ltd (a)	57	12,912
Latham Group, Inc. (a) (b)	46	1,460
Liquidity Services, Inc. (a)	192	4,882
Lithia Motors Inc. - Class A	28	9,468
Marriott Vacations Worldwide Corporation (a)	96	15,321
Meritage Homes Corporation (a)	37	3,504
Nautilus, Inc. (a) (b)	1,334	22,484
Ollie's Bargain Outlet Holdings Inc. (a)	582	48,932
OneSpaWorld Holdings Limited (a) (b)	291	2,817
Overstock.com Inc. (a) (b)	58	5,345
Planet Fitness, Inc. - Class A (a)	219	16,531
Pool Corporation (a)	24	10,999
Porch Group Inc - Class A (a) (b)	999	19,313
PROG Holdings, Inc.	122	5,891
Purple Innovation, Inc. (a)	121	3,188
Skyline Corp. (a)	97	5,182
Stamps.com Inc. (a)	18	3,678
Steven Madden Ltd. (a)	127	5,543
Strategic Education, Inc. (a)	38	2,900
Tempur Sealy International, Inc.	350	13,706
The Lovesac Company (a)	76	6,093
Thredup Inc. - Class A (a) (b)	191	5,546
TopBuild Corp. (a)	42	8,228
Wingstop Inc. (a)	102	16,106
Wolverine World Wide, Inc.	151	5,076
YETI Holdings, Inc. (a)	53	4,824
		441,122
Communication Services 6.7%
Auto Trader Group PLC	3,622	31,695
Autohome Inc. - Class A (a)	96	4,061

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Autohome Inc. - Class A - ADR	310	19,807
Bandwidth Inc. - Class A (a)	147	20,331
Bumble Inc. - Class A (a)	66	3,775
Chicken Soup For The Soul Entertainment Inc. - Class A (a) (b)	315	13,046
EverQuote, Inc. - Class A (a)	184	6,015
Genius Sports Limited (a) (b)	298	5,596
Gray Television, Inc.	311	7,280
Magnite, Inc. (a) (b)	1,719	58,171
Match Group, Inc. (a)	38	5,837
Mediaalpha, Inc. - Class A (a)	589	24,797
Rightmove PLC	3,597	32,219
Rightmove PLC - ADR	315	5,669
Vonage Holdings Corp. (a)	257	3,699
		241,998
Financials 5.8%
BGC Partners, Inc. - Class A (a)	859	4,870
Executive Network Partnering Corporation - Class A (a)	239	2,327
FactSet Research Systems Inc.	61	20,416
Focus Financial Partners Inc. - Class A (a)	196	9,492
Goosehead Insurance, Inc. - Class A (a)	75	9,564
Green Dot Corporation - Class A (a)	44	2,065
Interactive Brokers Group, Inc. - Class A (a)	285	18,740
James River Group, Inc. (a)	78	2,915
Kinsale Capital Group, Inc. (a)	22	3,543
Lemonade, Inc. (a) (b)	33	3,632
LendingTree, Inc. (a)	57	12,077
LPL Financial Holdings Inc. (a)	59	7,910
MarketAxess Holdings Inc. (a)	56	25,805
Morningstar Inc. (a)	83	21,405
Open Lending Corporation - Class A (a)	150	6,457
Oportun Financial Corporation (a)	194	3,878
Pinnacle Financial Partners, Inc. (a)	94	8,327
Primerica, Inc.	53	8,147
ServisFirst Bancshares, Inc.	224	15,214
The PRA Group, Inc. (a)	120	4,610
Victory Capital Holdings, Inc. - Class A (a) (b)	88	2,831
Walker & Dunlop, Inc.	65	6,803
Western Alliance Bancorp	94	8,703
		209,731
Consumer Staples 2.7%
Bellring Brands, Inc. - Class A (a)	96	3,013
Beyond Meat, Inc. (a) (b)	25	3,981
BJ's Wholesale Club Holdings, Inc. (a)	114	5,427
Casey's General Stores Inc. (a)	52	10,102
Celsius Holdings, Inc. (a)	25	1,901
E.L.F. Beauty, Inc. (a)	224	6,067
Freshpet Inc. (a)	125	20,409
Grocery Outlet Holding Corp. (a)	271	9,384
Lamb Weston Holdings Inc.	110	8,848
Lancaster Colony Corp. (a)	4	762
Performance Food Group, Inc. (a)	161	7,792
PriceSmart Inc. (a)	59	5,413
The Beauty Health Company - Class A (a) (b)	111	1,872
The Chefs' Warehouse, Inc. (a)	398	12,662
		97,633
Materials 0.9%
Avient Corporation	197	9,704
Ingevity Corporation (a)	111	9,047
Materion Corp.	81	6,066
Neo Performance Materials Inc.	213	2,832
Summit Materials, Inc. - Class A (a)	124	4,311
		31,960
Real Estate 0.6%
Innovative Industrial Properties, Inc. (b)	30	5,770
Newmark Group, Inc. - Class A (a)	324	3,895
Rexford Industrial Realty, Inc.	175	9,978
		19,643
Energy 0.5%
Array Technologies, Inc. (a)	377	5,877
Clean Energy Fuels Corp. (a) (b)	643	6,529
Scorpio Tankers Inc. (b)	261	5,744
		18,150
Total Common Stocks (cost $2,647,409)		3,500,705
WARRANTS 0.0%
Executive Network Partnering Corporation (a)	60	59
Total Warrants (cost $55)		59
SHORT TERM INVESTMENTS 5.7%
Securities Lending Collateral 2.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (d) (e)	104,307	104,307
Investment Companies 2.8%
JNL Government Money Market Fund - Institutional Class, 0.01% (d) (e)	99,303	99,303
Total Short Term Investments (cost $203,610)		203,610
Total Investments 103.2% (cost $2,851,074)		3,704,374
Other Assets and Liabilities, Net (3.2)%		(114,502)
Total Net Assets 100.0%		3,589,872

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	3,435,532	63,914	1,259	3,500,705
Warrants	59	—	—	59
Short Term Investments	203,610	—	—	203,610
	3,639,201	63,914	1,259	3,704,374

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 97.0%
Industrials 26.4%
Acuity Brands, Inc.	36	6,696
Advanced Drainage Systems, Inc.	72	8,422
Air Lease Corporation - Class A	536	22,379
Air Transport Services Group, Inc. (a)	514	11,947
AMERCO (a)	25	14,932
American Woodmark Corporation (a)	317	25,913
APi Group Corporation (a)	204	4,253
Argan, Inc.	96	4,580
Armstrong World Industries, Inc.	134	14,416
ASGN Incorporated (a)	80	7,721
Atkore Inc. (a)	74	5,245
Beacon Roofing Supply, Inc. (a)	279	14,857
BrightView Holdings, Inc. (a)	429	6,908
BWXT Government Group, Inc.	212	12,322
Colfax Corp. (a)	468	21,422
Comfort Systems USA Inc.	96	7,588
Crane Co.	165	15,223
Curtiss-Wright Corp.	26	3,138
EMCOR Group, Inc.	247	30,526
Enerpac Tool Group Corp. - Class A (b)	287	7,637
EnerSys	129	12,646
FTI Consulting Inc. (a)	63	8,582
FuelCell Energy, Inc. (a) (b)	149	1,324
Gates Industrial Corporation PLC (a)	374	6,766
GMS Inc. (a)	183	8,798
Gorman-Rupp Co.	98	3,368
GrafTech International Ltd.	509	5,911
Harsco Corporation (a)	189	3,863
Hexcel Corp. (a)	91	5,694
Huntington Ingalls Industries Inc.	30	6,398
IAA Spinco Inc. (a)	336	18,347
Insperity, Inc.	198	17,903
JetBlue Airways Corporation (a)	239	4,010
Kennametal Inc.	23	820
Landstar System Inc. (a)	73	11,472
MasTec Inc. (a)	25	2,633
Maxar Technologies Inc.	488	19,462
Nielsen Holdings plc	265	6,527
Patrick Industries, Inc. (a)	35	2,543
PGT Innovations, Inc. (a)	607	14,106
Rush Enterprises Inc. - Class A (a)	245	10,593
Shyft Group, Inc. (a)	75	2,818
SP Plus Corporation (a)	288	8,810
SPX Corp. (a)	84	5,127
Steelcase Inc. - Class A	505	7,627
TriMas Corp. (a)	31	943
TriNet Group Inc. (a)	185	13,409
UniFirst Corp.	121	28,364
Univar Solutions Inc. (a)	120	2,914
US Ecology Parent, Inc. (a)	254	9,534
Vectrus, Inc. (a)	105	4,997
Viad Corp (a)	61	3,054
Werner Enterprises Inc. (a)	104	4,612
Woodward Governor Co. (a)	111	13,659
		523,759
Financials 20.2%
1st Source Corporation (a)	83	3,858
American Equity Investment Life Holding Company	267	8,620
AXIS Capital Holdings Limited	110	5,368
Bank OZK (a)	52	2,173
BankUnited, Inc.	181	7,712
Banner Corporation (a)	21	1,160
Brookline Bancorp, Inc. (a)	220	3,292
Cannae Holdings, Inc. (a)	332	11,242
Cathay General Bancorp (a)	142	5,572
CNA Financial Corp.	85	3,880
CNO Financial Group, Inc.	93	2,203
Commerce Bancshares Inc. (a)	105	7,838
Enstar Group Limited (a)	67	16,103
Essent Group Ltd.	343	15,416
Federated Investors, Inc. - Class B	41	1,404
Fidelity National Financial, Inc. - Class A	220	9,566
First American Financial Corporation	242	15,087
First Citizens BancShares, Inc. - Class A (a) (b)	17	13,947
First Hawaiian, Inc. (a)	507	14,371
FirstCash, Inc. (a)	254	19,380
FNB Corp.	137	1,690
Focus Financial Partners Inc. - Class A (a)	440	21,359
Foley Trasimene Acquisition Corp. - Class A (a) (b)	323	3,160
Genworth Financial, Inc. - Class A (a)	1,116	4,352
Glacier Bancorp, Inc. (a)	250	13,795
GoHealth, LLC - Class A (a)	370	4,152
Hanover Insurance Group Inc.	27	3,702
HomeStreet, Inc. (a)	161	6,559
International Bancshares Corporation (a)	163	7,008
LPL Financial Holdings Inc. (a)	82	11,071
National Western Life Group Inc. - Class A (a)	27	6,059
OFG Bancorp	72	1,595
RenaissanceRe Holdings Ltd	36	5,365
Sandy Spring Bancorp Inc. (a)	164	7,215
Selective Insurance Group Inc. (a)	147	11,917
UMB Financial Corp. (a)	74	6,921
Umpqua Holdings Corp.	923	17,028
Valley National Bancorp (a)	237	3,179
Virtu Financial Inc. - Class A (a)	211	5,822
Virtus Partners, Inc. (a)	57	15,694
Washington Federal Inc. (a)	194	6,176
Webster Financial Corp.	93	4,985
White Mountains Insurance Group Ltd	25	28,399
Wintrust Financial Corporation	255	19,292
WSFS Financial Corp. (a)	340	15,846
		400,533
Consumer Discretionary 12.9%
Advance Auto Parts, Inc.	50	10,250
American Eagle Outfitters, Inc. (b)	360	13,498
America's Car Mart, Inc. (a)	113	16,000
Bloomin' Brands, Inc. (a)	307	8,334
Carter's Inc. (a)	40	4,171
Dorman Products Inc. (a)	95	9,849
Frontdoor, Inc. (a)	230	11,440
Gentex Corp. (a)	161	5,317
Gildan Activewear Inc. - Class A (a)	561	20,720
Grand Canyon Education, Inc. (a)	149	13,383
Group 1 Automotive Inc.	25	3,934
Hanesbrands Inc.	398	7,425
Helen of Troy Ltd (a)	94	21,466
LCI Industries	47	6,226
LKQ Corporation (a)	270	13,300
M/I Homes, Inc. (a)	117	6,884
Malibu Boats, Inc. - Class A (a)	142	10,398
Murphy USA Inc.	73	9,685
Ruth's Hospitality Group Inc. (a)	141	3,252
Skechers U.S.A. Inc. - Class A (a)	142	7,096
Stoneridge, Inc. (a)	272	8,021
Thor Industries Inc.	93	10,457
Wingstop Inc. (a)	10	1,599
Winnebago Industries Inc.	294	20,001
Wyndham Hotels & Resorts, Inc.	187	13,518
		256,224
Information Technology 9.6%
ACI Worldwide, Inc. (a)	344	12,771
Alteryx, Inc. - Class A (a)	43	3,731
Avaya Holdings Corp. (a)	399	10,745
CACI International Inc. - Class A (a)	23	5,778
Cass Information Systems, Inc. (a)	129	5,249
CDK Global, Inc. (a)	117	5,835
Cirrus Logic Inc. (a)	50	4,243
CMC Materials Inc. (a)	91	13,642
DXC Technology Company (a)	142	5,541
Ebix Inc. (a)	126	4,273
ePlus Inc. (a)	277	24,010
EVO Payments, Inc. - Class A (a)	180	4,993
II-VI Incorporated (a)	34	2,442
Kulicke & Soffa Industries Inc. (a)	157	9,616

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Manhattan Associates Inc. (a)	82	11,877
MAXIMUS Inc.	93	8,185
MKS Instruments, Inc. (a)	21	3,794
NCR Corp. (a)	262	11,950
Onto Innovation Inc. (a)	129	9,418
Plexus Corp. (a)	154	14,019
SPS Commerce, Inc. (a)	35	3,540
Verra Mobility Corporation - Class A (a)	936	14,386
		190,038
Health Care 9.3%
Acadia Healthcare Company, Inc. (a)	95	5,943
Addus HomeCare Corporation (a)	159	13,906
Ardelyx, Inc. (a)	333	2,528
Atea Pharmaceuticals, Inc. (a) (b)	154	3,299
Change Healthcare Inc. (a)	410	9,453
Editas Medicine, Inc. (a) (b)	68	3,839
Encompass Health Corporation	136	10,642
Haemonetics Corp. (a)	20	1,328
Healthcare Services Group Inc. (a)	338	10,683
Hill-Rom Holdings Inc.	135	15,289
ICU Medical, Inc. (a)	30	6,092
Integra LifeSciences Holdings Corp. (a)	227	15,478
Jounce Therapeutics Inc. (a)	357	2,427
Lantheus Holdings Inc. (a)	250	6,911
Mednax, Inc. (a)	66	1,976
Patterson Cos. Inc. (a)	54	1,637
Premier Healthcare Solutions, Inc. - Class A	673	23,429
Sotera Health LLC (a)	340	8,238
Syneos Health, Inc. - Class A (a)	385	34,374
Varex Imaging Corporation (a)	290	7,786
		185,258
Real Estate 5.5%
Alexander & Baldwin Inc.	738	13,527
American Campus Communities Inc.	98	4,601
Brandywine Realty Trust	167	2,286
CoreCivic, Inc. (a)	491	5,137
CubeSmart	102	4,738
Cushman & Wakefield PLC (a) (b)	550	9,604
Getty Realty Corp.	129	4,008
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	29	1,651
Highwoods Properties Inc.	21	963
Independence Realty Trust, Inc.	108	1,962
Jones Lang LaSalle Incorporated (a)	42	8,256
Life Storage Inc.	39	4,224
Marcus & Millichap Inc. (a)	373	14,491
Newmark Group, Inc. - Class A (a)	223	2,676
PotlatchDeltic Corp. (a)	65	3,478
PS Business Parks, Inc.	13	1,952
QTS Realty Trust, Inc. - Class A	52	4,009
Rayonier Inc.	120	4,310
Ryman Hospitality Properties, Inc. (a)	161	12,716
STAG Industrial, Inc.	138	5,181
		109,770
Materials 4.4%
Alcoa Corporation (a)	102	3,768
Axalta Coating Systems Ltd. (a)	161	4,894
Chase Corporation	36	3,735
Commercial Metals Co.	57	1,742
Element Solutions, Inc.	602	14,068
H.B. Fuller Company	186	11,815
Hecla Mining Co.	681	5,069
Ingevity Corporation (a)	35	2,851
Reliance Steel & Aluminum Co.	64	9,677
Schweitzer-Mauduit International Inc.	344	13,871
Summit Materials, Inc. - Class A (a)	247	8,590
Tronox Holdings PLC	228	5,096
Valvoline, Inc.	60	1,960
		87,136
Consumer Staples 3.5%
BJ's Wholesale Club Holdings, Inc. (a)	179	8,524
Central Garden & Pet Co. - Class A (a)	139	6,727
Grocery Outlet Holding Corp. (a)	298	10,343
Hostess Brands, Inc. - Class A (a)	569	9,210
Ingles Markets Inc. - Class A (a)	49	2,872
Ingredion Inc.	51	4,591
Inter Parfums Inc. (a)	193	13,896
Molson Coors Beverage Company - Class B (a)	125	6,694
The Simply Good Foods Company (a)	152	5,560
		68,417
Energy 2.1%
Callon Petroleum Company (a) (b)	63	3,637
ChampionX Corporation (a)	51	1,298
Cimarex Energy Co.	81	5,877
CVR Energy, Inc. (a)	64	1,157
Delek US Holdings, Inc. (a)	7	146
DHT Holdings, Inc.	366	2,376
DMC Global Inc. (a)	185	10,381
HollyFrontier Corp. (a)	143	4,715
Matador Resources Co.	143	5,160
PBF Energy Inc. - Class A (a)	61	937
Range Resources Corporation (a)	156	2,617
World Fuel Services Corp.	84	2,655
		40,956
Utilities 2.0%
ALLETE, Inc.	13	941
Black Hills Corporation	57	3,763
Clearway Energy, Inc. - Class C	158	4,186
IDACORP Inc.	15	1,433
OGE Energy Corp.	114	3,822
Pinnacle West Capital Corp.	37	3,031
Portland General Electric Co.	94	4,308
Southwest Gas Corp.	142	9,401
Spire, Inc.	35	2,506
Vistra Energy Corp.	288	5,342
		38,733
Communication Services 1.1%
Hemisphere Media Group, Inc. - Class A (a)	548	6,462
Liberty Latin America Ltd. - Class A (a)	186	2,574
Liberty Latin America Ltd. - Class C (a)	324	4,574
Telephone & Data Systems Inc.	194	4,398
Vonage Holdings Corp. (a)	224	3,221
		21,229
Total Common Stocks (cost $1,619,218)		1,922,053
INVESTMENT COMPANIES 0.3%
FS KKR Capital Corp.	77	1,659
Oaktree Specialty Lending Corporation	504	3,371
Total Investment Companies (cost $5,016)		5,030
SHORT TERM INVESTMENTS 3.8%
Investment Companies 2.8%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	55,339	55,339
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	19,949	19,949
Total Short Term Investments (cost $75,288)		75,288
Total Investments 101.1% (cost $1,699,522)		2,002,371
Other Assets and Liabilities, Net (1.1)%		(21,734)
Total Net Assets 100.0%		1,980,637

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,922,053	—	—	1,922,053
Investment Companies	5,030	—	—	5,030
Short Term Investments	75,288	—	—	75,288
	2,002,371	—	—	2,002,371

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 97.6%
Information Technology 26.8%
Accenture Public Limited Company - Class A	4	1,144
Adobe Inc. (a)	3	1,716
Advanced Micro Devices, Inc. (a)	7	697
Akamai Technologies, Inc. (a)	1	116
Amphenol Corporation - Class A	4	246
Analog Devices, Inc. (a)	2	390
ANSYS, Inc. (a)	1	186
Apple Inc. (a)	96	13,153
Applied Materials, Inc. (a)	6	800
Arista Networks, Inc. (a)	—	120
Autodesk, Inc. (a)	1	394
Automatic Data Processing, Inc. (a)	3	521
Broadcom Inc. (a)	2	1,191
Broadridge Financial Solutions, Inc.	1	114
Cadence Design Systems Inc. (a)	2	232
CDW Corp. (a)	1	149
Cisco Systems, Inc. (a)	26	1,368
Citrix Systems Inc. (a)	1	84
Cognizant Technology Solutions Corp. - Class A (a)	3	226
Corning Incorporated	5	191
DXC Technology Company (a)	2	62
Enphase Energy, Inc. (a)	1	152
F5 Networks, Inc. (a)	—	70
Fidelity National Information Services, Inc.	4	539
Fiserv, Inc. (a)	4	390
FleetCor Technologies Inc. (a)	—	132
Fortinet, Inc. (a)	1	193
Gartner Inc. (a)	1	127
Global Payments Inc.	2	340
Hewlett Packard Enterprise Company	8	112
HP Inc.	8	227
Intel Corporation (a)	25	1,388
International Business Machines Corporation	5	802
Intuit Inc. (a)	2	822
IPG Photonics Corporation (a)	—	44
Jack Henry & Associates Inc. (a)	—	79
Juniper Networks, Inc.	2	55
Keysight Technologies, Inc. (a)	1	178
KLA-Tencor Corp. (a)	1	307
Lam Research Corp. (a)	1	570
Leidos Holdings Inc.	1	79
MasterCard Incorporated - Class A	5	1,957
Maxim Integrated Products, Inc. (a)	2	174
Microchip Technology Incorporated (a)	2	250
Micron Technology, Inc. (a)	7	582
Microsoft Corporation (a)	46	12,480
Monolithic Power Systems Inc. (a)	—	101
Motorola Solutions Inc.	1	225
NetApp, Inc. (a)	1	111
NortonLifelock Inc. (a)	4	99
NVIDIA Corporation (a)	4	3,049
NXP Semiconductors N.V.	2	350
Oracle Corporation	11	868
Paychex Inc. (a)	2	212
Paycom Software, Inc. (a)	—	106
Paypal Holdings, Inc. (a)	7	2,095
PTC Inc. (a)	1	90
Qorvo, Inc. (a)	1	133
Qualcomm Incorporated (a)	7	988
Salesforce.Com, Inc. (a)	6	1,384
Seagate Technology Holdings Public Limited Company (a)	1	108
ServiceNow, Inc. (a)	1	661
Skyworks Solutions, Inc. (a)	1	195
Synopsys Inc. (a)	1	259
TE Connectivity Ltd.	2	275
Teradyne Inc. (a)	1	134
Texas Instruments Incorporated (a)	6	1,082
The Western Union Company	2	57
Trimble Inc. (a)	2	125
Tyler Technologies Inc. (a)	—	111
VeriSign, Inc. (a)	1	134
Visa Inc. - Class A	10	2,424
Western Digital Corporation (a)	2	129
Xilinx, Inc. (a)	1	212
Zebra Technologies Corp. - Class A (a)	—	169
		61,035
Health Care 12.7%
Abbott Laboratories	11	1,256
AbbVie Inc.	11	1,217
ABIOMED, Inc. (a)	—	86
Agilent Technologies, Inc.	2	277
Alexion Pharmaceuticals, Inc. (a)	1	249
Align Technology, Inc. (a)	—	264
AmerisourceBergen Corporation	1	103
Amgen Inc. (a)	4	861
Anthem, Inc.	1	573
Baxter International Inc.	3	249
Becton, Dickinson and Company	2	428
Biogen Inc. (a)	1	324
Bio-Rad Laboratories, Inc. - Class A (a)	—	84
Boston Scientific Corporation (a)	9	372
Bristol-Myers Squibb Company	14	916
Cardinal Health, Inc.	2	102
Catalent Inc. (a)	1	109
Centene Corporation (a)	4	261
Cerner Corp. (a)	2	148
Charles River Laboratories International Inc. (a)	—	115
Cigna Holding Company	2	500
Cooper Cos. Inc.	—	117
CVS Health Corporation	8	670
Danaher Corporation	4	1,041
DaVita Inc. (a)	—	52
Dentsply Sirona Inc.	1	87
DexCom Inc. (a)	1	253
Edwards Lifesciences Corporation (a)	4	397
Eli Lilly & Co.	5	1,117
Gilead Sciences, Inc. (a)	8	530
HCA Healthcare, Inc.	2	336
Henry Schein Inc. (a)	1	62
Hologic Inc. (a)	2	102
Humana Inc.	1	350
IDEXX Laboratories, Inc. (a)	—	325
Illumina, Inc. (a)	1	424
Incyte Corporation (a)	1	97
Intuitive Surgical, Inc. (a)	1	663
IQVIA Inc. (a)	1	284
Johnson & Johnson	16	2,654
Laboratory Corporation of America Holdings (a)	1	167
McKesson Corporation	1	186
Medtronic Public Limited Company	8	1,024
Merck & Co., Inc.	15	1,204
Mettler-Toledo International Inc. (a)	—	194
Organon & Co. (a)	2	46
PerkinElmer Inc.	1	106
Perrigo Company Public Limited Company	1	34
Pfizer Inc.	34	1,336
Quest Diagnostics Incorporated	1	103
Regeneron Pharmaceuticals, Inc. (a)	1	361
ResMed Inc.	1	220
Steris Limited	1	125
Stryker Corporation	2	521
Teleflex Incorporated	—	111
Thermo Fisher Scientific Inc.	2	1,215
UnitedHealth Group Incorporated	6	2,313
Universal Health Services Inc. - Class B	—	67
Vertex Pharmaceuticals Incorporated (a)	2	322
Viatris, Inc.	7	103
Waters Corp. (a)	—	129
West Pharmaceutical Services Inc.	—	165
Zimmer Biomet Holdings, Inc.	1	205
Zoetis Inc. - Class A	3	543
		28,855
Consumer Discretionary 11.2%
Advance Auto Parts, Inc.	—	82

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Amazon.com, Inc. (a)	3	9,024
Aptiv PLC (a)	2	256
AutoZone, Inc. (a)	—	200
Best Buy Co., Inc.	1	158
BorgWarner Inc.	1	71
Caesars Entertainment, Inc. (a)	1	128
CarMax Inc. (a)	1	128
Carnival Plc (a)	5	128
Chipotle Mexican Grill Inc. (a)	—	262
D.R. Horton, Inc.	2	183
Darden Restaurants Inc.	1	114
Dollar Tree Inc. (a)	1	145
Domino's Pizza, Inc.	—	112
eBay Inc. (a)	4	279
ETSY, Inc. (a)	1	155
Ford Motor Company (a)	24	356
Gap Inc.	1	42
Garmin Ltd. (a)	1	128
General Motors Company (a)	8	462
Genuine Parts Co.	1	111
Hanesbrands Inc.	2	41
Hasbro, Inc. (a)	1	76
Hilton Worldwide Holdings Inc. (a)	2	206
L Brands, Inc.	1	103
Las Vegas Sands Corp. (a)	2	106
Leggett & Platt Inc.	1	45
Lennar Corporation - Class A	2	169
LKQ Corporation (a)	2	81
Lowe`s Companies, Inc.	4	843
Marriott International, Inc. - Class A (a)	2	218
McDonald's Corporation	5	1,053
MGM Resorts International	2	107
Mohawk Industries Inc. (a)	—	67
Newell Brands Inc.	2	62
NIKE, Inc. - Class B	8	1,202
Norwegian Cruise Line Holdings Ltd. (a)	2	67
NVR, Inc. (a)	—	109
O'Reilly Automotive, Inc. (a)	—	239
Penn National Gaming Inc. (a)	1	68
Pool Corporation (a)	—	112
Pulte Homes Inc.	2	91
PVH Corp. (a)	—	48
Ralph Lauren Corp. - Class A	—	37
Ross Stores Inc. (a)	2	265
Royal Caribbean Cruises Ltd.	1	115
Starbucks Corporation (a)	7	806
Tapestry Inc. (a)	2	72
Tesla Inc. (a)	5	3,205
The Home Depot, Inc.	6	2,078
TJX Cos. Inc.	7	496
Tractor Supply Co. (a)	1	132
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	118
Under Armour Inc. - Class A (a)	1	25
Under Armour Inc. - Class C (a)	1	21
VF Corp.	2	163
Whirlpool Corporation	—	85
Wynn Resorts Ltd. (a)	1	81
Yum! Brands, Inc.	2	213
		25,549
Communication Services 11.2%
Activision Blizzard, Inc. (a)	5	454
Alphabet Inc. - Class A (a)	2	4,488
Alphabet Inc. - Class C (a)	2	4,374
AT&T Inc. (a)	44	1,255
Booking Holdings Inc. (a)	—	549
Charter Communications, Inc. - Class A (a)	1	611
Comcast Corporation - Class A (a)	28	1,599
Discovery, Inc. - Series A (a) (b)	1	29
Discovery, Inc. - Series C (a)	2	50
Dish Network Corporation - Class A (a)	2	66
Electronic Arts Inc.	2	254
Expedia Group, Inc. (a)	1	140
Facebook, Inc. - Class A (a)	15	5,099
Fox Corporation - Class A (a)	2	74
Fox Corporation - Class B (a)	1	30
Interpublic Group of Cos. Inc.	2	80
Live Nation Entertainment, Inc. (a)	1	75
Lumen Technologies Inc.	6	78
Netflix, Inc. (a)	3	1,431
News Corporation - Class A (a)	2	59
News Corporation - Class B (a)	1	20
Omnicom Group Inc.	1	108
Take-Two Interactive Software Inc. (a)	1	121
T-Mobile USA, Inc. (a)	4	518
Twitter, Inc. (a)	5	338
Verizon Communications Inc.	25	1,418
ViacomCBS Inc. - Class B (a)	4	167
Walt Disney Co.	11	1,950
		25,435
Financials 11.0%
AFLAC Incorporated	4	209
American Express Company (a)	4	660
American International Group, Inc.	5	247
Ameriprise Financial, Inc.	1	173
AON Public Limited Company - Class A	1	331
Arthur J Gallagher & Co.	1	177
Assurant, Inc.	—	56
Bank of America Corporation	46	1,904
Berkshire Hathaway Inc. - Class B (a)	12	3,225
BlackRock, Inc.	1	760
Capital One Financial Corporation	3	429
Cboe Global Markets, Inc.	1	77
Chubb Limited	3	433
Cincinnati Financial Corporation	1	110
Citigroup Inc.	13	896
Citizens Financial Group Inc.	3	119
CME Group Inc. - Class A (a)	2	467
Comerica Inc.	1	62
Discover Financial Services	2	220
Everest Re Group, Ltd.	—	61
Fifth Third Bancorp (a)	4	168
First Republic Bank	1	201
Franklin Resources Inc.	2	53
Globe Life Inc.	1	52
Huntington Bancshares Incorporated (a)	9	129
Intercontinental Exchange, Inc.	3	409
Invesco Ltd.	2	63
JPMorgan Chase & Co.	19	2,884
KeyCorp	6	124
Lincoln National Corporation	1	68
Loews Corp.	1	76
M&T Bank Corporation	1	112
MarketAxess Holdings Inc. (a)	—	104
Marsh & McLennan Companies, Inc.	3	433
MetLife, Inc.	5	276
Moody's Corp.	1	358
Morgan Stanley	9	836
MSCI Inc. - Class A	—	271
NASDAQ Inc. (a)	1	120
Northern Trust Corp.	1	149
People's United Financial Inc. (a)	3	46
Principal Financial Group, Inc. (a)	1	95
Progressive Corp.	4	353
Prudential Financial Inc.	2	250
Raymond James Financial Inc.	1	97
Regions Financial Corporation	6	118
S&P Global Inc.	1	605
State Street Corporation	2	177
SVB Financial Group (a)	—	185
Synchrony Financial	3	158
T. Rowe Price Group, Inc. (a)	1	271
The Allstate Corporation	2	243
The Bank of New York Mellon Corporation (c)	5	254
The Charles Schwab Corporation	9	667
The Goldman Sachs Group, Inc.	2	791
The Hartford Financial Services Group, Inc.	2	133
The PNC Financial Services Group, Inc.	3	496
The Travelers Companies, Inc.	2	232

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Truist Financial Corporation	8	458
U.S. Bancorp	8	477
Unum Group	1	39
W. R. Berkley Corporation	1	61
Wells Fargo & Company	25	1,145
Willis Towers Watson Public Limited Company	1	177
Zions Bancorp	1	53
		25,083
Industrials 8.3%
3M Company	4	704
Alaska Air Group, Inc.	1	46
Allegion Public Limited Company	1	76
American Airlines Group Inc. (a)	4	83
AMETEK, Inc.	1	189
AO Smith Corp.	1	61
C.H. Robinson Worldwide, Inc. (a)	1	79
Carrier Global Corporation	5	241
Caterpillar Inc.	3	726
Cintas Corp. (a)	1	208
Copart Inc. (a)	1	169
CSX Corp. (a)	14	444
Cummins Inc.	1	219
Deere & Company	2	677
Delta Air Lines, Inc. (a)	4	169
Dover Corporation	1	132
Eaton Corporation Public Limited Company	2	362
Emerson Electric Co.	4	354
Equifax Inc.	1	180
Expeditors International of Washington Inc. (a)	1	134
Fastenal Co. (a)	4	183
FedEx Corporation	1	445
Fortive Corporation	2	146
Fortune Brands Home & Security, Inc.	1	82
Generac Holdings Inc. (a)	—	154
General Dynamics Corporation	1	262
General Electric Company	54	722
Honeywell International Inc. (a)	4	934
Howmet Aerospace Inc. (a)	2	79
Huntington Ingalls Industries Inc.	—	52
IDEX Corporation	—	101
IHS Markit Ltd.	2	258
Illinois Tool Works Inc.	2	390
Ingersoll Rand Inc. (a)	2	111
Jacobs Engineering Group Inc.	1	108
JB Hunt Transport Services Inc. (a)	1	86
Johnson Controls International Public Limited Company	4	302
Kansas City Southern	1	156
L3Harris Technologies, Inc.	1	267
Lockheed Martin Corporation	1	571
Masco Corporation	2	92
Nielsen Holdings plc	2	53
Norfolk Southern Corporation	2	405
Northrop Grumman Systems Corp.	1	335
Old Dominion Freight Line Inc. (a)	1	146
Otis Worldwide Corporation	2	204
PACCAR Inc.	2	185
Parker-Hannifin Corporation	1	238
Pentair Public Limited Company	1	69
Quanta Services, Inc.	1	79
Raytheon BBN Technologies Corp.	9	793
Republic Services Inc.	1	139
Robert Half International Inc.	1	63
Rockwell Automation Inc.	1	204
Rollins Inc.	1	46
Roper Technologies, Inc.	1	303
Snap-On Inc.	—	71
Southwest Airlines Co. (a)	4	193
Stanley Black & Decker, Inc.	1	200
Teledyne Technologies Inc. (a)	—	117
Textron Inc.	1	95
The Boeing Company (a)	3	804
Trane Technologies Public Limited Company	1	270
TransDigm Group Inc. (a)	—	216
Union Pacific Corporation	4	895
United Airlines Holdings, Inc. (a)	2	101
United Parcel Service Inc. - Class B	4	916
United Rentals Inc. (a)	—	140
Verisk Analytics, Inc. (a)	1	174
W. W. Grainger, Inc.	—	120
Wabtec Corp.	1	92
Waste Management, Inc.	2	335
Xylem Inc.	1	128
		18,883
Consumer Staples 6.2%
Altria Group, Inc.	11	543
Archer-Daniels-Midland Company	3	208
Brown-Forman Corp. - Class B	1	86
Campbell Soup Company	1	59
Church & Dwight Co. Inc.	1	125
Colgate-Palmolive Co.	5	418
ConAgra Brands Inc.	3	108
Constellation Brands, Inc. - Class A	1	239
Costco Wholesale Corporation (a)	3	1,071
Dollar General Corporation	1	315
Estee Lauder Cos. Inc. - Class A	1	451
General Mills, Inc.	4	224
Hershey Co.	1	158
Hormel Foods Corp.	2	78
JM Smucker Co.	1	87
Kellogg Co.	2	100
Kimberly-Clark Corporation	2	272
Kraft Heinz Foods Company (a)	4	163
Lamb Weston Holdings Inc.	1	75
McCormick & Co. Inc.	1	130
Molson Coors Beverage Company - Class B (a)	1	62
Mondelez International, Inc. - Class A (a)	9	540
Monster Beverage 1990 Corporation (a)	2	208
PepsiCo, Inc. (a)	8	1,250
Philip Morris International Inc.	10	944
Procter & Gamble Co. (a)	15	2,022
Sysco Corp.	3	238
Target Corporation	3	733
The Clorox Company	1	140
The Coca-Cola Company	24	1,283
The Kroger Co.	5	174
Tyson Foods Inc. - Class A	2	135
Walgreens Boots Alliance, Inc. (a)	4	232
Walmart Inc.	8	1,186
		14,057
Energy 2.8%
Apa Corp. (a)	2	52
Baker Hughes, a GE Company, LLC - Class A	4	99
Cabot Oil & Gas Corp.	2	43
Chevron Corporation	12	1,237
ConocoPhillips	8	506
Devon Energy Corporation	4	108
Diamondback Energy, Inc.	1	102
EOG Resources, Inc.	4	298
Exxon Mobil Corporation	26	1,633
Halliburton Company	5	125
Hess Corporation	2	146
Kinder Morgan, Inc.	12	218
Marathon Oil Corporation	5	63
Marathon Petroleum Corporation	4	242
NOV Inc. (a)	3	39
Occidental Petroleum Corporation	5	160
ONEOK, Inc.	3	148
Phillips 66	3	231
Pioneer Natural Resources Co.	1	230
Schlumberger Ltd.	8	271
The Williams Companies, Inc.	7	197
Valero Energy Corporation	2	195
		6,343
Materials 2.5%
Air Products and Chemicals, Inc.	1	390
Albemarle Corporation	1	119
Amcor Plc	9	108
Avery Dennison Corporation	—	104
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Ball Corporation	2	163
Celanese Corp. - Class A	1	108
CF Industries Holdings Inc.	1	67
Corteva, Inc.	4	197
Dow Inc.	5	290
DuPont de Nemours, Inc.	3	251
Eastman Chemical Co.	1	99
Ecolab Inc.	2	315
FMC Corporation	1	85
Freeport-McMoRan Inc. (a)	9	332
International Flavors & Fragrances Inc.	2	229
International Paper Company	2	149
Linde Public Limited Company	3	925
LyondellBasell Industries N.V. - Class A	2	158
Martin Marietta Materials Inc.	—	131
MOS Holdings Inc.	2	65
Newmont Corporation	5	311
Nucor Corporation	2	173
Packaging Corporation of America	1	80
PPG Industries, Inc.	1	247
Sealed Air Corporation	1	57
Sherwin-Williams Co.	1	399
Vulcan Materials Co.	1	143
Westrock Company, Inc.	2	86
		5,781
Real Estate 2.5%
Alexandria Real Estate Equities, Inc.	1	152
American Tower Corporation	3	750
AvalonBay Communities, Inc.	1	179
Boston Properties Inc.	1	97
CBRE Group, Inc. - Class A (a)	2	177
Crown Castle International Corp.	3	516
Digital Realty Trust Inc.	2	254
Duke Realty Corp.	2	108
Equinix, Inc.	1	439
Equity Residential	2	163
Essex Property Trust Inc.	—	117
Extra Space Storage Inc.	1	129
Federal Realty Investment Trust	—	50
Healthpeak Properties, Inc.	3	112
Host Hotels & Resorts, Inc. (a)	4	74
Iron Mountain Incorporated	2	73
Kimco Realty Corporation	3	55
Mid-America Apartment Communities, Inc.	1	117
ProLogis Inc.	5	541
Public Storage	1	275
Realty Income Corporation	2	154
Regency Centers Corp. (a)	1	60
SBA Communications Corporation (a)	1	214
Simon Property Group, Inc.	2	263
UDR, Inc.	2	89
Ventas, Inc.	2	127
Vornado Realty Trust	1	46
Welltower Inc.	3	213
Weyerhaeuser Company	5	159
		5,703
Utilities 2.4%
Alliant Energy Corporation (a)	2	87
Ameren Corporation	1	120
American Electric Power Company, Inc. (a)	3	259
American Water Works Company, Inc.	1	172
Atmos Energy Corporation	1	75
CenterPoint Energy, Inc.	4	87
CMS Energy Corp.	2	103
Consolidated Edison, Inc.	2	147
Dominion Energy, Inc.	5	364
DTE Energy Company	1	155
Duke Energy Corporation	5	465
Edison International	2	130
Entergy Corporation	1	120
Evergy, Inc.	1	86
Eversource Energy	2	169
Exelon Corporation (a)	6	260
FirstEnergy Corp.	3	121
NextEra Energy, Inc.	12	879
NiSource Inc.	2	57
NRG Energy, Inc.	1	58
Pinnacle West Capital Corp.	1	57
PPL Corporation	5	127
Public Service Enterprise Group Inc.	3	185
Sempra Energy	2	256
The AES Corporation	4	106
The Southern Company	6	387
WEC Energy Group Inc.	2	172
Xcel Energy Inc. (a)	3	215
		5,419
Total Common Stocks (cost $164,080)		222,143
INVESTMENT COMPANIES 0.7%
iShares Core S&P 500 ETF	4	1,681
Total Investment Companies (cost $1,652)		1,681
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	2,593	2,593
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.01%, 09/09/21 (e) (f)	5	5
0.04%, 12/02/21 (e) (f)	12	12
0.03%, 05/19/22 (e) (f)	151	151
		168
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	30	30
Total Short Term Investments (cost $2,791)		2,791
Total Investments 99.5% (cost $168,523)		226,615
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net 0.5%		1,063
Total Net Assets 100.0%		227,682

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(e)  All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL S&P 500 Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	194	19	—	3	—	41	254	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	13	September 2021	2,750	4	38

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	222,143	—	—	222,143
Investment Companies	1,681	—	—	1,681
Short Term Investments	2,623	168	—	2,791
	226,447	168	—	226,615
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	38	—	—	38
	38	—	—	38

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 95.1%
Health Care 22.8%
Abbott Laboratories	44	5,055
AbbVie Inc.	28	3,174
ABIOMED, Inc. (a)	1	232
Agilent Technologies, Inc.	9	1,286
Align Technology Inc. (a)	1	611
Amgen Inc. (a)	21	5,158
Anthem Inc.	8	3,188
Becton, Dickinson and Company	—	101
Biogen Inc. (a)	2	730
Bio-Rad Laboratories, Inc. - Class A (a)	—	322
Bio-Techne Corporation (a)	2	1,036
Charles River Laboratories International Inc. (a)	4	1,369
Chemed Corporation	5	2,185
Danaher Corporation	18	4,881
Edwards Lifesciences Corporation (a)	1	152
Eli Lilly & Co.	9	2,117
Gilead Sciences, Inc. (a)	2	113
Horizon Therapeutics Public Limited Company (a)	2	159
Humana Inc.	3	1,461
IDEXX Laboratories, Inc. (a)	5	3,254
Illumina, Inc. (a)	3	1,195
Intuitive Surgical, Inc. (a)	5	4,446
IQVIA Inc. (a)	9	2,278
Johnson & Johnson	33	5,490
Medtronic Public Limited Company	26	3,207
Merck & Co., Inc.	68	5,277
Mettler-Toledo International Inc. (a)	1	1,881
Moderna, Inc. (a)	9	2,130
Organon & Co. (a)	7	205
Pfizer Inc.	27	1,066
Qiagen N.V. (a)	13	624
Regeneron Pharmaceuticals, Inc. (a)	1	508
ResMed Inc.	4	1,084
Seagen Inc. (a)	18	2,786
Stryker Corporation	7	1,933
Thermo Fisher Scientific Inc.	11	5,594
United Therapeutics Corporation (a)	9	1,537
UnitedHealth Group Incorporated	14	5,583
Veeva Systems Inc. - Class A (a)	1	409
Vertex Pharmaceuticals Incorporated (a)	8	1,626
West Pharmaceutical Services Inc.	3	958
Zoetis Inc. - Class A	17	3,218
		89,619
Consumer Staples 18.1%
Altria Group, Inc.	9	450
Archer-Daniels-Midland Company	18	1,073
Boston Beer Co. Inc. - Class A (a)	—	187
Church & Dwight Co. Inc.	12	1,045
Colgate-Palmolive Co.	67	5,492
Costco Wholesale Corporation (a)	15	5,826
Dollar General Corporation	1	116
Estee Lauder Cos. Inc. - Class A	18	5,584
Flowers Foods Inc.	22	531
General Mills, Inc.	10	592
Grocery Outlet Holding Corp. (a)	8	267
Hershey Co.	25	4,335
Hormel Foods Corp.	117	5,569
JM Smucker Co.	1	190
Kellogg Co.	2	112
Kimberly-Clark Corporation	1	138
McCormick & Co. Inc.	7	601
Mondelez International, Inc. - Class A (a)	69	4,322
Monster Beverage 1990 Corporation (a)	47	4,270
PepsiCo, Inc. (a)	38	5,559
Philip Morris International Inc.	39	3,822
Procter & Gamble Co. (a)	40	5,356
The Clorox Company	14	2,462
The Coca-Cola Company	73	3,973
The Kroger Co.	94	3,601
Tyson Foods Inc. - Class A	2	115
Walmart Inc.	39	5,477
		71,065
Information Technology 16.7%
Accenture Public Limited Company - Class A	19	5,585
Adobe Inc. (a)	11	6,174
Apple Inc. (a)	40	5,515
Applied Materials Inc. (a)	15	2,093
Automatic Data Processing Inc. (a)	3	540
Broadcom Inc. (a)	3	1,281
Cadence Design Systems Inc. (a)	7	999
Cisco Systems, Inc. (a)	37	1,936
Cloudflare, Inc. - Class A (a)	7	762
Cognex Corp. (a)	2	151
CrowdStrike Holdings, Inc. - Class A (a)	1	201
EPAM Systems, Inc. (a)	1	358
Fortinet, Inc. (a)	1	167
Intel Corporation (a)	13	709
Intuit Inc. (a)	13	6,588
KLA-Tencor Corp. (a)	1	227
MasterCard Incorporated - Class A	14	5,200
Microsoft Corporation (a)	21	5,675
NVIDIA Corporation (a)	3	2,201
Oracle Corporation	26	2,056
Paypal Holdings, Inc. (a)	6	1,712
Salesforce.Com, Inc. (a)	4	891
ServiceNow, Inc. (a)	1	713
Skyworks Solutions, Inc. (a)	1	120
SYNNEX Corporation	1	122
Synopsys Inc. (a)	3	749
Texas Instruments Incorporated (a)	23	4,390
Tyler Technologies Inc. (a)	—	119
Visa Inc. - Class A	24	5,614
Zebra Technologies Corp. - Class A (a)	1	371
Zoom Video Communications, Inc. - Class A (a)	6	2,340
		65,559
Industrials 7.8%
3M Company	8	1,585
AMETEK, Inc.	1	107
C.H. Robinson Worldwide, Inc. (a)	4	398
Caterpillar Inc.	1	180
Cintas Corp. (a)	2	726
Copart Inc. (a)	13	1,702
Cummins Inc.	1	219
Deere & Company	4	1,552
Eaton Corporation Public Limited Company	1	119
Emerson Electric Co.	4	431
Expeditors International of Washington Inc. (a)	30	3,848
FedEx Corporation	1	298
Honeywell International Inc. (a)	4	794
Illinois Tool Works Inc.	5	1,155
JB Hunt Transport Services Inc. (a)	9	1,458
Landstar System Inc. (a)	4	707
Old Dominion Freight Line Inc. (a)	22	5,545
Republic Services Inc.	28	3,050
Union Pacific Corporation	9	1,933
United Parcel Service Inc. - Class B	2	409
Waste Management, Inc.	34	4,720
		30,936
Communication Services 7.4%
Activision Blizzard, Inc. (a)	15	1,478
Alphabet Inc. - Class A (a)	2	5,872
AT&T Inc. (a)	5	145
Booking Holdings Inc. (a)	—	328
Cable One, Inc.	—	25
Charter Communications, Inc. - Class A (a)	3	2,154
Electronic Arts Inc.	1	115
Facebook, Inc. - Class A (a)	18	6,235
Netflix, Inc. (a)	2	934
New York Times Co. - Class A	5	235
Roku Inc. - Class A (a)	1	505
T-Mobile USA, Inc. (a)	41	5,959
Verizon Communications Inc.	93	5,209
		29,194

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Financials 5.9%
AON Public Limited Company - Class A	4	968
BlackRock, Inc.	6	5,387
Chubb Limited	3	412
CME Group Inc. - Class A (a)	7	1,441
Erie Indemnity Company - Class A (a)	5	926
First Republic Bank	2	462
Intercontinental Exchange, Inc.	1	107
JPMorgan Chase & Co.	28	4,403
MarketAxess Holdings Inc. (a)	1	603
Marsh & McLennan Companies, Inc.	1	175
Progressive Corp.	16	1,603
S&P Global Inc.	1	481
SVB Financial Group (a)	2	1,104
T. Rowe Price Group, Inc. (a)	18	3,543
The Allstate Corporation	3	391
The PNC Financial Services Group, Inc.	1	114
The Travelers Companies, Inc.	8	1,270
		23,390
Consumer Discretionary 5.6%
Amazon.com Inc. (a)	2	5,398
AutoZone Inc. (a)	—	182
Best Buy Co. Inc.	1	116
ETSY, Inc. (a)	2	473
Garmin Ltd. (a)	19	2,719
Lululemon Athletica Inc. (a)	—	163
NIKE, Inc. - Class B	3	484
Ollie's Bargain Outlet Holdings Inc. (a)	3	294
O'Reilly Automotive, Inc. (a)	—	172
Peloton Interactive, Inc. - Class A (a)	9	1,141
Target Corporation	26	6,294
Tesla Inc. (a)	1	884
The Home Depot, Inc.	12	3,941
		22,261
Materials 5.5%
Air Products & Chemicals Inc.	3	912
Corteva, Inc.	44	1,933
Ecolab Inc.	25	5,073
Linde Public Limited Company	15	4,201
Newmont Corporation	60	3,793
PPG Industries, Inc.	1	130
Royal Gold Inc. (a)	12	1,415
Sherwin-Williams Co.	15	4,078
		21,535
Utilities 5.1%
Ameren Corporation	2	191
American Electric Power Co. Inc. (a)	3	226
American Water Works Co. Inc.	13	2,064
Consolidated Edison, Inc.	6	408
Dominion Energy, Inc.	19	1,375
DTE Energy Company	1	175
Duke Energy Corporation	31	3,089
Eversource Energy	20	1,615
Exelon Corporation (a)	2	106
NextEra Energy, Inc.	68	4,986
Public Service Enterprise Group Inc.	23	1,380
The Southern Company	25	1,537
WEC Energy Group Inc.	19	1,672
Xcel Energy Inc. (a)	17	1,124
		19,948
Real Estate 0.2%
Public Storage	2	684
Total Common Stocks (cost $353,631)		374,191
SHORT TERM INVESTMENTS 4.7%
Investment Companies 4.7%
JNL Government Money Market Fund - Institutional Class, 0.01% (b) (c)	18,253	18,253
Total Short Term Investments (cost $18,253)		18,253
Total Investments 99.8% (cost $371,884)		392,444
Other Derivative Instruments 0.0%		25
Other Assets and Liabilities, Net 0.2%		908
Total Net Assets 100.0%		393,377

(a)  Non-income producing security.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	76	September 2021	16,108	25	189

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	374,191	—	—	374,191
Short Term Investments	18,253	—	—	18,253
	392,444	—	—	392,444
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	189	—	—	189
	189	—	—	189

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford International Growth Fund
COMMON STOCKS 98.1%
China 22.3%
Alibaba Group Holding Limited (a) (b)	2,233	63,107
Baidu.com - Class A - ADR (a)	63	12,853
Full Truck Alliance Co Ltd - Class A - ADR (a) (c)	353	7,189
Meituan Dianping - Class B (a) (b)	1,269	52,420
NIO, Inc. - Class A - ADR (a)	976	51,913
Pinduoduo Inc. - ADR (a)	73	9,298
Ping An Insurance (Group) Co of China Ltd - Class H	1,765	17,310
TAL Education Group - Class A - ADR (a)	482	12,163
Tencent Holdings Limited	1,054	79,460
Wuxi Biologics Cayman Inc (a) (b)	721	13,206
		318,919
United States of America 13.2%
Amazon.com Inc. (a)	2	7,568
Illumina, Inc. (a)	92	43,717
Moderna, Inc. (a)	206	48,289
Spotify Technology S.A. (a)	171	47,154
Tesla Inc. (a)	63	42,650
		189,378
Netherlands 13.0%
Adyen B.V. (a) (b)	26	64,367
argenx SE (a)	65	19,601
ASML Holding	148	101,871
		185,839
Germany 8.4%
Delivery Hero SE (a) (b)	232	30,594
Hellofresh SE (a)	323	31,431
home24 SE (a)	73	1,361
Jumia Technologies AG - ADR (a)	256	7,768
MorphoSys AG (a)	23	1,780
Zalando SE (a) (b)	385	46,619
		119,553
France 7.8%
Kering SA	85	74,231
L'Oreal SA	82	36,741
		110,972
Japan 7.6%
M3, Inc.	728	52,906
Nidec Corp.	363	41,890
Pigeon Corp.	57	1,609
SBI Holdings Inc.	134	3,174
SMC Corp.	16	9,272
		108,851
Argentina 5.3%
MercadoLibre S.R.L (a)	48	75,241
Denmark 4.8%
Ambu A/S - Class B (c)	433	16,676
Chr. Hansen Holding A/S (a)	9	835
Genmab A/S (a)	80	32,690
Novozymes A/S - Class B	73	5,533
Vestas Wind Systems A/S	342	13,359
		69,093
Sweden 3.2%
Atlas Copco Aktiebolag - Class A	370	22,688
Kinnevik AB - Class B (a)	320	12,817
Oatly Group AB (Publ) - ADR (a)	407	9,954
		45,459
Italy 3.1%
Exor Nederland N.V.	173	13,821
Ferrari N.V.	145	30,018
		43,839
United Kingdom 2.1%
Fiat Chrysler Automobiles N.V. (a)	441	8,683
Ocado Group PLC (a)	758	20,817
		29,500
Hong Kong 1.7%
AIA Group Limited	1,336	16,638
Hong Kong Exchanges & Clearing Ltd.	133	7,944
		24,582
Australia 1.3%
Afterpay Limited (a)	203	18,036
Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	751	16,053
Belgium 1.1%
Umicore	257	15,710
Israel 0.7%
Wix.Com Ltd. (a)	37	10,595
Spain 0.7%
Industria de Diseno Textil, S.A.	296	10,419
Switzerland 0.7%
Temenos Group AG - Class N	64	10,314
Total Common Stocks (cost $1,374,855)		1,402,353
PREFERRED STOCKS 1.0%
Germany 1.0%
Sartorius AG	28	14,820
Total Preferred Stocks (cost $16,067)		14,820
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.01% (d) (e)	11,520	11,520
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (d) (e)	210	210
Total Short Term Investments (cost $11,730)		11,730
Total Investments 99.9% (cost $1,402,652)		1,428,903
Other Assets and Liabilities, Net 0.1%		1,341
Total Net Assets 100.0%		1,430,244

(a)  Non-income producing security.

(b)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c)  All or a portion of the security was on loan as of June 30, 2021.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/Baillie Gifford International Growth Fund — Long Term Investments in Affiliates

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Baillie Gifford International Growth Fund
Vanguard Variable Insurance Fund - International Portfolio	1,297,709	290,853	1,192,171	103,621	21,702	(418,093)	—	—
	1,297,709	290,853	1,192,171	103,621	21,702	(418,093)	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Baillie Gifford International Growth Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BNY	07/02/21	USD	3,676	473	—

JNL/Baillie Gifford International Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	04/13/21	63,064	64,367	4.5
Alibaba Group Holding Limited	04/13/21	67,446	63,107	4.4
Delivery Hero SE	04/13/21	34,751	30,594	2.1
Meituan Dianping - Class B	04/13/21	46,580	52,420	3.7
Wuxi Biologics Cayman Inc	06/10/21	11,892	13,206	0.9
Zalando SE	04/13/21	40,670	46,619	3.3
		264,403	270,313	18.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford International Growth Fund
Assets - Securities
Common Stocks	386,352	1,016,001	—	1,402,353
Preferred Stocks	14,820	—	—	14,820
Short Term Investments	11,730	—	—	11,730
	412,902	1,016,001	—	1,428,903
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford U.S. Equity Growth Fund
COMMON STOCKS 99.3%
Consumer Discretionary 25.4%
Amazon.com Inc. (a)	3	9,051
Carvana Co. - Class A (a)	10	3,105
Chegg, Inc. (a)	42	3,502
Chewy, Inc. - Class A (a)	35	2,793
Coursera, Inc. (a)	29	1,131
Doordash, Inc. - Class A (a)	6	1,045
Stitch Fix, Inc. - Class A (a)	26	1,584
Tesla Inc. (a)	9	6,163
Vroom, Inc. (a) (b)	56	2,342
Wayfair Inc. - Class A (a) (b)	26	8,246
		38,962
Information Technology 22.3%
Affirm Holdings, Inc. - Class A (a)	23	1,564
Appian Corporation - Class A (a) (b)	20	2,755
Cloudflare, Inc. - Class A (a)	30	3,129
Datadog, Inc. - Class A (a)	14	1,455
NVIDIA Corporation (a)	3	2,481
Snowflake Inc. - Class A (a)	7	1,612
The Trade Desk, Inc. - Class A (a)	97	7,474
Twilio Inc. - Class A (a)	15	6,083
Workday, Inc. - Class A (a)	10	2,384
Zoom Video Communications, Inc. - Class A (a)	14	5,253
		34,190
Health Care 20.2%
10X Genomics, Inc. (a)	14	2,707
ABIOMED, Inc. (a)	7	2,188
Alnylam Pharmaceuticals, Inc. (a)	10	1,702
Denali Therapeutics Inc. (a)	35	2,718
Glaukos Corp. (a)	20	1,703
Illumina, Inc. (a)	10	4,654
Moderna, Inc. (a)	29	6,756
Novocure Limited (a)	18	4,017
Penumbra, Inc. (a)	6	1,581
Recursion Pharmaceuticals, Inc. - Class A (a)	17	623
Sana Biotechnology, Inc. (a)	25	489
Teladoc Health, Inc. (a)	10	1,736
		30,874
Financials 14.0%
First Republic Bank	20	3,678
Lemonade, Inc. (a)	20	2,214
MarketAxess Holdings Inc. (a)	5	2,443
Shopify Inc. - Class A (a)	9	13,074
		21,409
Communication Services 11.9%
Lyft, Inc. - Class A (a)	8	497
Netflix, Inc. (a)	9	4,699
Pinterest, Inc. - Class A (a)	29	2,297
Roku Inc. - Class A (a)	16	7,437
Snap Inc. - Class A (a)	23	1,591
Zillow Group, Inc. - Class A (a)	13	1,654
		18,175
Industrials 3.7%
CoStar Group, Inc. (a)	33	2,749
HEICO Corp. - Class A	7	917
Watsco Inc.	7	2,065
		5,731
Real Estate 1.8%
Redfin Corporation (a)	43	2,701
Total Common Stocks (cost $142,803)		152,042
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	1,288	1,288
Total Short Term Investments (cost $1,288)		1,288
Total Investments 100.2% (cost $144,091)		153,330
Other Assets and Liabilities, Net (0.2)%		(241)
Total Net Assets 100.0%		153,089

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford U.S. Equity Growth Fund
Assets - Securities
Common Stocks	152,042	—	—	152,042
Short Term Investments	1,288	—	—	1,288
	153,330	—	—	153,330

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/BlackRock Advantage International Fund
COMMON STOCKS 96.9%
Japan 21.8%
AEON Financial Service Co. Ltd.	—	5
AICA Kogyo Co., Ltd.	—	11
ALPS Alpine Co. Ltd.	5	47
Amada Co. Ltd.	3	29
Asahi Kasei Corp.	7	80
Asics Corp.	2	40
Astellas Pharma Inc.	7	127
Benesse Holdings Inc.	2	47
Bridgestone Corp. (a)	5	210
Calbee,Inc.	2	55
Canon Inc. (a)	14	321
Casio Computer Co. Ltd.	—	5
COMSYS Holdings Corporation	1	22
Daikin Industries Ltd.	1	186
Daito Trust Construction Co. Ltd.	—	22
Daiwa House Industry Co. Ltd.	3	102
Denso Corp.	3	191
DIP Corporation	1	15
Disco Corp.	—	91
Electric Power Development Co., Ltd. - Class D	1	19
Fanuc Ltd.	1	241
Fast Retailing Co. Ltd.	—	226
Fuji Media Holdings, Inc.	1	6
GMO Internet, Inc.	1	19
Haseko Corp.	—	3
HORIBA, Ltd. (a)	—	13
Hoya Corp.	1	66
Inpex Corporation (a)	5	37
Isuzu Motors Ltd.	3	36
Japan Post Bank Co., Ltd.	—	2
Japan Post Holdings Co., Ltd.	15	123
Japan Tobacco Inc. (a)	24	451
KDDI Corp.	6	196
Keyence Corp.	1	656
Kinden Corp.	1	13
Kirin Holdings Co. Ltd. (a)	14	279
Konica Minolta Holdings Inc.	2	12
Kose Corp.	—	63
Kubota Corp. (a)	3	61
Lintec Corporation	1	11
M3, Inc.	—	22
Maeda Corporation	2	13
Marubeni Corp.	2	13
Mitsubishi Chemical Holdings Corporation	6	50
Mitsubishi Corp.	1	27
Mitsubishi Heavy Industries Ltd.	1	41
Mitsubishi Materials Corp.	1	28
Mitsubishi UFJ Lease & Finance Co. Ltd.	10	55
Mitsui Mining & Smelting Co Ltd	—	6
Morinaga & Co.,Ltd.	—	10
MS&AD Insurance Group Holdings, Inc.	9	263
Murata Manufacturing Co. Ltd.	2	137
NEXON Co.,Ltd. (a)	4	89
NGK Spark Plug Co. Ltd.	1	12
Nichirei Corporation	—	5
Nidec Corp.	2	277
Nihon Unisys,Ltd.	—	12
Nikon Corp.	6	63
Nintendo Co. Ltd.	1	290
Nippon Paint Co. Ltd.	4	55
Nippon Telegraph & Telephone Corp.	10	250
Nippon Yusen KK	1	41
NOK Corporation	1	11
Nomura Holdings Inc.	25	127
Nomura Research Institute Ltd.	1	23
Obayashi Corp.	1	9
Obic Co. Ltd.	—	56
Omron Corp.	1	48
Pigeon Corp.	1	20
Rakus Co.,Ltd.	1	33
Recruit Holdings Co., Ltd.	10	486
Relo Group, Inc.	1	25
Resorttrust, Inc.	—	7
Ricoh Co. Ltd.	3	33
Rinnai Corp.	—	10
Sankyu Inc.	—	13
Santen Pharmaceutical Co. Ltd.	1	8
Sanwa Holdings Corporation	1	11
Shikoku Electric Power Company, Incorporated	1	9
Shimadzu Corp.	1	31
Shimamura Co. Ltd.	—	19
Shimano Inc.	—	48
Shin-Etsu Chemical Co. Ltd.	—	33
Shiseido Co. Ltd.	1	88
SMC Corp.	—	236
Softbank Corp.	8	99
SoftBank Group Corp.	4	251
Sony Corp.	1	48
Subaru Corp. NPV	5	99
Sumitomo Chemical Co. Ltd.	75	400
Sumitomo Corp.	11	149
Sumitomo Forestry Co. Ltd.	1	16
Sumitomo Heavy Industries Ltd.	1	14
Sumitomo Mitsui Financial Group Inc.	15	506
Sumitomo Rubber Industries Inc. (a)	10	131
Suntory Beverage & Food Limited (a)	—	15
Sysmex Corp.	1	59
Taiheiyo Cement Corp.	1	18
Taisei Corp.	1	30
Takeda Pharmaceutical Co. Ltd.	16	549
Toda Corp.	2	12
Tokio Marine Holdings Inc.	5	244
Tokyo Electron Ltd.	1	390
Tokyu Fudosan Holdings Corporation	2	13
Toshiba Corp. (a)	1	43
Toyoda Gosei Co. Ltd.	1	20
Toyota Motor Corp.	3	245
Trend Micro Inc.	1	42
TS Tech Co.,Ltd.	1	12
TV Asahi Holdings Corp.	1	10
Unicharm Corp.	4	153
Welcia Holdings Co.,Ltd.	1	39
Yahoo! Japan Corp.	9	46
Yamada Denki Co. Ltd.	2	11
Yamaguchi Financial Group,Inc.	3	19
		10,965
United Kingdom 12.6%
3i Group plc	2	29
ABCAM PLC (b)	1	10
Anglo American PLC	4	141
Associated British Foods Plc	4	126
AstraZeneca Plc	4	479
Auto Trader Group PLC	3	28
Aviva Plc	3	16
Bellway P L C	1	45
BP Plc	70	305
British American Tobacco P.L.C.	16	633
Burberry Group PLC	3	92
Centrica PLC (b)	41	29
Compass Group PLC (b)	3	59
Convatec Group PLC (c)	7	25
Diageo Plc	8	400
Dunelm Group PLC	3	55
easyJet PLC (b)	3	40
Experian PLC	5	185
GlaxoSmithKline PLC	11	220
Greggs PLC (b)	2	65
GVC Holdings PLC (b)	1	34
Halma Public Limited Company	—	18
HomeServe PLC	5	64
Howden Joinery Group PLC	6	64
HSBC Holdings PLC	81	468
IG Group Holdings PLC	4	45
Imperial Brands PLC	5	112
ITV Plc (b)	39	68

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
J Sainsbury PLC	4	16
JD Sports Fashion Plc	7	83
Jet2 PLC (b)	3	41
John Wood Group PLC (b)	3	9
Johnson Matthey PLC	2	95
Kingfisher Plc	37	185
Land Securities Group PLC	—	1
Legal & General Group PLC	5	18
Lloyds Banking Group Plc	307	198
Meggitt Plc (b)	7	45
Micro Focus International PLC	21	159
Next PLC (b)	1	143
Redrow PLC	3	28
Relx PLC	4	109
Rentokil Initial PLC	12	82
Rightmove PLC	25	227
Rio Tinto Plc	1	107
Royal Mail PLC	13	105
Smiths Group PLC	2	37
SSE Plc	3	61
Standard Chartered Plc	8	50
Tesco PLC	53	164
The Royal Bank of Scotland Group Public Limited Company	2	6
Unilever PLC (b)	—	17
Unilever PLC	5	279
Vistry Group PLC	1	18
Whitbread PLC (b)	1	57
WM Morrison Supermarkets P L C	34	117
WPP 2012 Limited	1	15
		6,327
France 10.6%
Air France - KLM (a) (b)	1	4
Amundi (c)	2	177
AtoS SE	2	151
AXA SA	9	216
BNP Paribas SA	8	522
Casino Guichard Perrachon SA (a) (b)	4	122
CNP Assurances SA	3	52
Credit Agricole SA	4	54
Dassault Systemes SA	2	461
Engie	18	249
Hermes International SCA	—	481
Kering SA	1	557
Klepierre	2	42
Legrand SA	1	88
L'Oreal SA	—	34
LVMH Moet Hennessy Louis Vuitton SE	1	876
Orange SA	1	15
Renault SA (b)	1	23
Rexel	—	10
Rubis	2	99
Safran	—	28
Sanofi SA	—	27
Schneider Electric SE (b)	3	547
SCOR	2	62
Societe Generale SA	—	14
Sodexo SA (b)	1	53
Total SA (a)	7	314
Valeo	2	60
		5,338
Germany 9.6%
Adidas AG - Class N	1	255
Allianz SE	1	248
Aroundtown SA	17	130
BASF SE - Class N	3	225
Bayer AG - Class N	1	79
Bayerische Motoren Werke AG	3	297
Covestro AG (c)	—	15
Daimler AG - Class N	—	28
Deutsche Boerse AG - Class N	1	140
Deutsche Post AG - Class N	8	576
E.ON SE - Class N	14	163
Evonik Industries AG	5	164
freenet AG - Class N	1	26
Fresenius Medical Care AG & Co. KGaA	4	369
Hannover Rueck SE - Class N	—	66
Hellofresh SE (b)	2	239
Henkel AG & Co. KGaA	—	22
Nemetschek SE	—	13
Rheinmetall Aktiengesellschaft	—	43
SAP SE	4	555
Scout24 Holding GmbH (c)	2	126
Siemens AG - Class N	4	593
Volkswagen AG	—	8
Zalando SE (b) (c)	4	454
		4,834
Australia 8.2%
AGL Energy Limited	9	57
Alumina Ltd.	13	16
Ansell Limited	—	3
Appen Limited	1	9
Aristocrat Leisure Limited	7	230
ASX Ltd.	2	99
Aurizon Holdings Limited	32	88
Bendigo and Adelaide Bank Ltd.	6	44
BHP Group PLC	3	85
BHP Group PLC	13	480
Brambles Limited	12	101
Carsales.com Limited	1	20
Challenger Financial Services Group Ltd.	3	10
Cochlear Ltd.	—	22
Commonwealth Bank of Australia	5	388
CSL Ltd.	1	259
Goodman Funding Pty Ltd	14	223
GPT Group	12	46
Harvey Norman Holdings Ltd.	2	10
Iluka Resources Limited	16	113
IOOF Holdings Ltd	9	30
LendLease Corp. Ltd.	1	12
Medibank Private Limited	113	268
Mineral Resources Limited	1	37
Mirvac Group	5	10
Nine Entertainment Co. Holdings Limited	5	12
Origin Energy Ltd.	4	12
Qantas Airways Ltd. (b)	22	76
REA Group Ltd.	3	373
Rio Tinto Ltd.	1	110
Scentre Group Limited	127	261
SEEK Limited (b)	—	12
South32 Limited	9	21
Stockland	3	10
Tabcorp Holdings Ltd.	4	17
Telstra Corp. Ltd.	18	51
Transurban Group	6	59
Treasury Wine Estates Limited	3	27
Westpac Banking Corporation	21	411
Wisetech Global Limited	1	18
WorleyParsons Ltd.	2	15
		4,145
Switzerland 7.6%
Adecco Group AG - Class N	3	231
Compagnie Financiere Richemont SA	5	578
Givaudan SA - Class N	—	507
Glencore PLC	33	140
Kühne + Nagel International AG	1	190
Landis+Gyr Group AG	—	2
Nestle SA - Class N (a)	6	794
Novartis AG - Class N	7	647
Roche Holding AG	—	50
Sika AG	2	505
Straumann Holding AG - Class N	—	19
Swiss Re AG	1	133
Tecan Group AG - Class N	—	42
		3,838
Netherlands 6.2%
Adyen B.V. (b) (c)	—	213
Aegon NV	37	153

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Akzo Nobel N.V.	—	37
argenx SE (b)	—	12
ASML Holding	1	533
Flow Traders N.V. (c)	1	60
Koninklijke Ahold Delhaize N.V.	2	63
Koninklijke KPN N.V.	3	10
Koninklijke Philips N.V.	3	163
NN Group N.V.	4	205
PostNL NV	27	144
Prosus N.V.	2	195
Randstad NV	5	349
Royal Dutch Shell PLC - Class A	19	390
Royal Dutch Shell PLC - Class B	19	366
Signify N.V. (c)	3	172
Unibail-Rodamco SE	1	65
		3,130
Sweden 4.1%
Aktiebolaget SKF - Class B	2	59
Assa Abloy AB - Class B	16	477
Atlas Copco Aktiebolag - Class A	5	320
Atlas Copco Aktiebolag - Class B	2	90
Elekta AB (publ) - Class B	2	28
EQT AB (c)	—	11
Evolution Gaming Group AB (publ) (c)	1	105
Hexagon Aktiebolag - Class B	2	26
Intrum AB	—	11
Investor Aktiebolag - Class B	5	115
Kinnevik AB - Class B (b) (d)	3	74
Kinnevik AB - Class B (b)	3	126
L E Lundbergforetagen AB - Class B	1	59
Saab AB - Class B	5	139
Swedish Match AB	8	72
Tele2 AB - Class B	2	27
Telefonaktiebolaget LM Ericsson - Class B	25	308
Telia Co. AB	4	17
		2,064
Denmark 3.9%
A P Moller - Maersk A/S - Class A	—	153
A P Moller - Maersk A/S - Class B	—	265
Chr. Hansen Holding A/S (b)	2	161
Coloplast A/S - Class B	2	273
Genmab A/S (b)	—	58
GN Store Nord A/S	2	133
Netcompany Group A/S (c)	—	47
Novo Nordisk A/S - Class B	10	815
SimCorp A/S	—	46
		1,951
Hong Kong 3.3%
AIA Group Limited	64	797
Cathay Pacific Airways Limited (b)	14	12
CK Asset Holdings Limited	6	41
ESR Cayman Limited (b) (c)	4	14
Hang Seng Bank Ltd.	1	12
Hong Kong Exchanges & Clearing Ltd.	1	48
Hongkong Land Holdings Ltd. (b)	3	12
Hysan Development Co. Ltd.	3	12
Kerry Properties Ltd.	18	59
Link Real Estate Investment Trust	13	121
MTR Corp.	18	97
New World Development Company Limited	12	62
PCCW Ltd.	45	24
Sun Hung Kai Properties Ltd.	9	126
Swire Pacific Ltd. - Class A	11	71
Swire Properties Limited	8	23
Techtronic Industries Company Limited	9	148
		1,679
Finland 2.2%
Kone Corporation	6	461
Neste Oyj	—	30
Nokian Renkaat Oyj	1	31
Nordea Bank ABP (b)	45	500
Tietoevry Oyj	1	19
UPM-Kymmene Oyj	1	43
		1,084
Israel 1.7%
Bank Hapoalim BM	37	297
Israel Discount Bank Ltd.	13	64
Nice Ltd. (b)	1	354
Teva Pharmaceutical Industries Ltd (b)	11	108
The First International Bank of Israel Limited	—	14
		837
Italy 1.2%
Amplifon S.p.A	1	33
Assicurazioni Generali SpA	7	142
Banca Generali S.p.A.	1	38
Banca Mediolanum SpA	2	16
Exor Nederland N.V.	—	15
Italgas S.p.A.	5	34
Leonardo S.p.A.	7	53
Mediobanca SpA (b)	5	55
Pirelli & C. S.p.A. (c)	17	99
Prada S.p.A.	1	11
Telecom Italia SpA	67	33
Unipol Gruppo Finanziario S.P.A.	9	49
		578
Spain 1.1%
Acciona,S.A.	—	29
Amadeus IT Group SA (c)	1	50
Banco Bilbao Vizcaya Argentaria, S.A. (b)	23	145
Banco de Sabadell, S.A. (b)	37	25
CaixaBank, S.A.	4	12
Endesa SA	2	44
Iberdrola, Sociedad Anonima	14	174
Naturgy Energy Group SA	1	35
Repsol SA	3	39
		553
Norway 0.9%
DNB Bank ASA	6	130
Equinor ASA	14	302
		432
Singapore 0.7%
Jardine Cycle & Carriage Ltd.	11	169
Oversea-Chinese Banking Corporation Limited	3	30
Singapore Airlines Ltd. (b)	10	35
Singapore Telecommunications Limited	11	19
United Overseas Bank Ltd.	3	52
Venture Corp. Ltd.	2	26
		331
New Zealand 0.4%
Fisher & Paykel Healthcare Corp.	6	121
Spark New Zealand Ltd.	6	20
Xero Limited (b)	1	51
		192
Ireland 0.4%
Flutter Entertainment Public Limited Company (b)	—	68
James Hardie Industries Public Limited Company - CDI (b)	1	50
Kerry Group Plc	—	13
Kingspan Group Plc	1	47
		178
Austria 0.2%
Andritz AG	—	16
Raiffeisen Bank International AG	4	93
		109
Belgium 0.1%
Telenet Group Holding	1	34
Warehouses De Pauw	1	28
		62
Luxembourg 0.1%
RTL Group SA (b)	1	43
China 0.0%
Yangzijiang Shipbuilding (Holdings) Ltd.	12	12
Total Common Stocks (cost $45,462)		48,682

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 1.5%
Switzerland 0.9%
Roche Holding AG	1	453
Germany 0.6%
Henkel AG & Co. KGaA (e)	1	79
Sartorius AG	—	39
Schaeffler AG	6	52
Volkswagen AG (e)	—	105
		275
Total Preferred Stocks (cost $686)		728
SHORT TERM INVESTMENTS 6.5%
Securities Lending Collateral 3.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (f) (g)	1,881	1,881
Investment Companies 2.8%
JNL Government Money Market Fund - Institutional Class, 0.01% (f) (g)	1,405	1,405
Total Short Term Investments (cost $3,286)		3,286
Total Investments 104.9% (cost $49,434)		52,696
Other Derivative Instruments (0.0)%		(12)
Other Assets and Liabilities, Net (4.9)%		(2,429)
Total Net Assets 100.0%		50,255

(a)  All or a portion of the security was on loan as of June 30, 2021.

(b)  Non-income producing security.

(c)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Convertible security.

(f)  Investment in affiliate.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/BlackRock Advantage International Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	01/13/21	200	213	0.4
Amadeus IT Group SA	06/09/21	56	50	0.1
Amundi	02/24/21	169	177	0.4
Convatec Group PLC	09/16/20	18	25	0.1
Covestro AG	03/31/21	16	15	—
EQT AB	04/28/21	10	11	—
ESR Cayman Limited	11/18/20	14	14	—
Evolution Gaming Group AB (publ)	03/03/21	102	105	0.2
Flow Traders N.V.	03/31/21	60	60	0.1
Netcompany Group A/S	03/31/21	42	47	0.1
Pirelli & C. S.p.A.	12/02/20	99	99	0.2
Scout24 Holding GmbH	03/10/21	113	126	0.3
Signify N.V.	01/20/21	165	172	0.3
Zalando SE	05/05/21	417	454	0.9
		1,481	1,568	3.1

JNL/BlackRock Advantage International Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE Index	5	September 2021	581	(12)	(5)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Advantage International Fund
Assets - Securities
Common Stocks	—	48,682	—	48,682
Preferred Stocks	728	—	—	728
Short Term Investments	3,286	—	—	3,286
	4,014	48,682	—	52,696
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(5)	—	—	(5)
	(5)	—	—	(5)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 70.9%
Information Technology 15.3%
AAC Technologies Holdings Inc.	114	845
Accenture Public Limited Company - Class A	1	310
Adobe Inc. (a)	1	582
Advanced Micro Devices, Inc. (a)	2	183
Adyen B.V. (a) (b)	5	11,997
Alkami Technology, Inc. (a) (c)	—	16
AlphaWave IP Group PLC (a)	408	2,040
Altair Engineering Inc. - Class A (a)	50	3,414
Apple Inc. (a) (d)	509	69,775
Applied Materials Inc. (a) (d)	121	17,212
ASE Technology Holding Co., Ltd.	16	64
ASML Holding	32	22,357
Asustek Computer Inc.	3	40
Atlassian Corporation PLC - Class A (a)	10	2,680
Autodesk, Inc. (a) (d)	45	13,077
Baidu.com - Class A - ADR (a)	1	260
Bicycle Club Joint Venture, L.P. - Class A (a)	86	445
Broadcom Inc. (a)	—	174
Cadence Design Systems Inc. (a)	13	1,814
CGI Inc. - Class A (a)	1	81
Cognizant Technology Solutions Corp. - Class A (a)	4	308
CrowdStrike Holdings, Inc. - Class A (a) (d)	30	7,508
Datadog, Inc. - Class A (a)	12	1,249
Daum Communications Corp.	59	8,604
Dell Technology Inc. - Class C (a)	115	11,496
Disco Corp. (d)	8	2,526
DocuSign, Inc. (a)	1	274
Dynatrace Holdings LLC (a)	43	2,501
EPAM Systems, Inc. (a)	2	1,187
Fidelity National Information Services, Inc.	—	67
Fiserv, Inc. (a)	2	259
Fortinet, Inc. (a)	17	4,084
Global Payments Inc. (d)	128	23,970
Glodon Company Limited - Class A (a)	80	843
Goertek Inc. - Class A (a)	22	147
HCL Technologies Ltd.	34	448
Hexagon Aktiebolag - Class B	300	4,444
Hon Hai Precision Industry Co. Ltd.	243	980
HP Inc.	17	521
Hundsun Technologies Inc. - Class A (a)	57	816
Infineon Technologies AG - Class N	115	4,606
Intel Corporation (a)	12	670
Intuit Inc. (a)	1	249
Keyence Corp. (d)	11	5,602
Kingdee International Software Group Co. Ltd. (a)	762	2,587
KLA-Tencor Corp. (a)	1	252
Lam Research Corp. (a)	1	375
Lenovo Group Ltd.	88	101
Link Mobility Group Holding ASA (a) (e)	112	410
Lookout, Inc. (b) (f)	21	241
Lookout, Inc. (b) (f)	284	3,306
Marqeta, Inc. - Class A (a)	62	1,727
MasterCard Incorporated - Class A (d)	113	41,299
Medallia, Inc. (a)	160	5,386
MediaTek Inc.	8	277
Micron Technology, Inc. (a)	193	16,375
Microsoft Corporation (a) (d)	362	98,043
Ming Yuan Cloud Group Holdings Limited (b) (c)	160	795
MongoDB, Inc. - Class A (a)	7	2,530
Nanya Technology Corp.	30	86
NCSoft Corp.	2	1,623
NEC Corp.	11	540
NetEase, Inc. - ADR (a)	16	1,793
New Relic, Inc. (a)	23	1,524
Nexi S.p.A. (a)	39	853
NEXON Co.,Ltd.	5	116
Nintendo Co. Ltd.	—	232
Novatek Microelectronics Corp.	13	233
NVIDIA Corporation (a) (d)	27	21,363
NXP Semiconductors N.V. (d)	76	15,608
Obic Co. Ltd.	—	56
Okta, Inc. - Class A (a)	13	3,271
Oracle Corp. Japan	4	275
Oracle Corporation	3	204
Palo Alto Networks, Inc. (a)	11	3,949
Paypal Holdings, Inc. (a)	71	20,796
Proofpoint, Inc. (a)	8	1,329
PTC Inc. (a)	115	16,181
Qualcomm Incorporated (a)	17	2,437
RingCentral, Inc. - Class A (a) (d)	5	1,402
Salesforce.Com, Inc. (a)	124	30,261
Samsung Electronics Co. Ltd.	4	288
Samsung SDI Co. Ltd.	8	5,282
SAP SE	—	67
ServiceNow, Inc. (a)	35	19,303
SimilarWeb Ltd. (a) (c)	29	580
SK Hynix Inc.	1	65
Splunk Inc. (a)	16	2,262
Square, Inc. - Class A (a)	—	93
Taiwan Semiconductor Manufacturing Co. Ltd.	1,698	36,297
Tata Consultancy Services Limited	2	109
TE Connectivity Ltd.	54	7,280
Telefonaktiebolaget LM Ericsson - Class B	43	539
Thomson Reuters Corporation	1	143
Tokyo Electron Ltd.	—	130
Twilio Inc. - Class A (a) (d)	10	3,781
United Microelectronics Corp.	47	90
VeriSign Inc. (a)	11	2,581
Visa Inc. - Class A	1	294
VMware, Inc. - Class A (a) (c)	116	18,498
Western Digital Corporation (a) (d)	26	1,825
Workday, Inc. - Class A (a)	10	2,277
Worldline (a) (b)	1	48
Xero Limited (a)	1	69
Xilinx, Inc. (a)	13	1,832
Yageo Corp.	73	1,467
Zoom Video Communications, Inc. - Class A (a)	1	423
Zscaler, Inc. (a) (d)	18	3,976
		638,160
Consumer Discretionary 9.9%
Adidas AG - Class N (d)	57	21,262
Advance Auto Parts, Inc.	20	4,025
Airbnb, Inc. - Class A (a)	24	3,744
Aisin Seiki Co. Ltd.	6	257
Alibaba Group Holding Limited (a) (b)	214	6,043
Alibaba Group Holding Limited - ADR (a)	41	9,242
Amazon.com Inc. (a) (d) (g)	16	54,385
ANTA Sports Products Limited	174	4,100
Aptiv PLC (a)	82	12,921
Aramark	11	403
AUTO1 Group SE (a)	145	6,347
AutoZone Inc. (a)	—	122
Bayerische Motoren Werke AG	1	90
Bright Horizons Family Solutions Inc. (a)	5	681
Brilliance China Automotive Holdings Ltd. (f)	38	36
BYD Company Limited - Class A (a)	121	4,729
Capri Holdings Limited (a)	84	4,823
Compagnie Financiere Richemont SA	17	2,091
Compagnie Generale des Etablissements Michelin	2	245
Compass Group PLC (a)	499	10,521
Continental AG (a)	1	198
D.R. Horton, Inc. (d)	176	15,892
Daimler AG - Class N	242	21,662
Dollar Tree Inc. (a)	2	190
Dongfeng Motor Group Co., Ltd - Class H	122	110
Fast Retailing Co. Ltd.	—	75
Faurecia	—	1
Ferrari N.V.	24	4,900
Fiat Chrysler Automobiles N.V. (a)	2	47
Flutter Entertainment Public Limited Company (a)	3	561
Ford Motor Company (a)	11	165
GMO Payment Gateway, Inc.	11	1,467
Guangzhou Automobile Group Co., Ltd. - Class H	80	72
Haidilao International Holding Ltd. (b) (c)	119	628
Hangzhou Robam Appliances Co., Ltd. - Class A (a)	101	729

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Hennes & Mauritz AB - Class B (a)	7	168
Hilton Worldwide Holdings Inc. (a)	50	6,077
Honda Motor Co. Ltd.	4	121
Huazhu Group Limited - ADR (a)	11	561
Jardine Matheson Holdings Ltd. (a)	18	1,148
Jawbone Inc. (b) (f)	98	—
JD.com, Inc. - Class A - ADR (a)	3	265
Kering SA	4	3,570
L Brands, Inc.	30	2,144
Las Vegas Sands Corp. (a)	107	5,626
LG Electronics Inc.	—	51
Li Auto Inc - ADR (a) (c)	158	5,528
Lowe`s Companies, Inc.	97	18,735
Lululemon Athletica Inc. (a)	1	369
LVMH Moet Hennessy Louis Vuitton SE (d)	20	15,386
Magazine Luiza S.A.	193	821
Magna International Inc.	1	48
Marriott International, Inc. - Class A (a)	—	46
McDonald's Corporation	86	19,966
MercadoLibre S.R.L (a)	11	17,416
NIKE, Inc. - Class B	11	1,741
NIO, Inc. - Class A - ADR (a)	5	263
Nissan Motor Co., Ltd. (a)	19	95
O'Reilly Automotive, Inc. (a)	3	1,766
Oriental Land Co. Ltd.	23	3,201
Panasonic Corp.	14	165
Pandora A/S (a)	20	2,637
Peloton Interactive, Inc. - Class A (a)	101	12,561
Penn National Gaming Inc. (a)	23	1,787
Prosus N.V.	1	125
PubMatic, Inc. - Class A (a) (c)	28	1,079
Puma SE	86	10,247
PVH Corp. (a)	34	3,618
Ralph Lauren Corp. - Class A	6	658
Restaurant Brands International Limited Partnership	1	53
Ross Stores Inc. (a)	2	270
SJM Holdings Limited (a)	453	496
Sonos, Inc. (a)	162	5,713
Sony Corp. (d)	39	3,785
Starbucks Corporation (a)	1	109
Suzuki Motor Corp.	3	123
TAL Education Group - Class A - ADR (a)	55	1,394
Target Corporation	1	135
The Berkeley Group Holdings PLC	40	2,532
The Home Depot, Inc.	69	22,023
THG Holdings PLC (a)	1,828	15,461
TJX Cos. Inc.	252	17,018
Toll Brothers Inc.	63	3,667
Topsports International Holdings Limited (b)	26	43
Toyota Motor Corp.	1	114
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	1,308
Vail Resorts, Inc. (a) (c)	1	339
VF Corp.	8	645
Vipshop (China) Co., Ltd. - ADR (a)	13	256
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A (a)	34	127
Wynn Resorts Ltd. (a)	53	6,521
Yum China Holdings, Inc.	25	1,669
		414,554
Health Care 9.0%
Abbott Laboratories	244	28,334
AbbVie Inc.	225	25,384
Agilent Technologies, Inc.	2	268
Aier Eye Hospital Group Co., Ltd - Class A (a)	146	1,607
Alcon AG (a)	24	1,712
Alcon AG	4	306
Align Technology Inc. (a)	—	213
Alnylam Pharmaceuticals, Inc. (a)	13	2,244
AmerisourceBergen Corp.	1	84
Amgen Inc. (a)	11	2,636
Amoy Diagnostics Co., Ltd. - Class A (a)	52	842
Anthem Inc.	40	15,382
Apellis Pharmaceuticals, Inc. (a)	19	1,231
Astellas Pharma Inc.	15	268
AstraZeneca Plc	204	24,505
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A (a)	22	1,261
Autobio Diagnostics Co., Ltd. - Class A (a)	46	545
Baxter International Inc.	36	2,936
Becton, Dickinson and Company	2	375
Biogen Inc. (a)	—	102
Boston Scientific Corporation (a)	691	29,565
Bristol-Myers Squibb Company	278	18,587
Cerner Corp. (a)	5	400
Cie Generale d'Optique Essilor International SA	65	11,961
Cigna Holding Company	3	756
CSL Ltd.	1	190
Daiichi Sankyo Company, Ltd	4	86
Danaher Corporation	—	97
DexCom Inc. (a)	—	153
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	1	49
Edwards Lifesciences Corporation (a)	91	9,417
Eli Lilly & Co.	—	48
Fresenius Medical Care AG & Co. KGaA	3	225
Fresenius SE & Co. KGaA	3	157
Genmab A/S (a)	5	1,972
Gilead Sciences, Inc. (a)	3	222
GlaxoSmithKline PLC	21	420
Grand Round, Inc. (b) (f)	639	2,351
Hangzhou Tigermed Consulting Co., Ltd - Class H (b)	28	646
Hansoh Pharmaceutical Group Company Limited (b)	714	3,123
HCA Healthcare, Inc.	3	589
Hoya Corp. (d)	113	14,882
Humana Inc.	1	586
IDEXX Laboratories, Inc. (a)	—	260
Illumina, Inc. (a)	2	1,044
Insulet Corporation (a)	3	699
Intco Medical Technology Co., Ltd. - Class A (a)	3	66
Intuitive Surgical, Inc. (a)	11	9,944
IQVIA Inc. (a)	1	309
Jafron Biomedical Co., Ltd. - Class A (a)	1	11
Johnson & Johnson	254	41,826
Lonza Group AG	3	2,306
Masimo Corp. (a)	10	2,322
McKesson Corporation	1	111
Medtronic Public Limited Company	4	484
Merck & Co., Inc.	2	174
Nevro Corp. (a)	4	643
NMC Health PLC (f)	162	—
Novartis AG - Class N	3	301
Ono Pharmaceutical Co. Ltd.	12	256
Organon & Co. (a)	1	32
Otsuka Holdings Co., Ltd. (c)	1	41
Pfizer Inc.	8	307
Pharmaron Beijing Co., Ltd. - Class H (b)	3	78
Quest Diagnostics Incorporated	16	2,131
Ramsay Health Care Ltd.	1	48
Regeneron Pharmaceuticals, Inc. (a) (c)	—	119
ResMed Inc.	—	64
Samsung Biologics Co., Ltd (a)	—	171
Sanofi SA	225	23,545
Sartorius Stedim Biotech	—	87
Seagen Inc. (a)	9	1,358
Straumann Holding AG - Class N	2	3,215
Stryker Corporation	7	1,845
Takeda Pharmaceutical Co. Ltd.	5	161
Thermo Fisher Scientific Inc.	42	21,372
UnitedHealth Group Incorporated (g)	103	41,280
Venus Medtech (Hangzhou) Inc. - Class H (a) (b)	191	1,595
Vertex Pharmaceuticals Incorporated (a)	1	118
WuXi AppTec Co., Ltd. - Class A (a)	42	1,020
Wuxi Biologics Cayman Inc (a) (b)	177	3,250
Zimmer Biomet Holdings, Inc.	10	1,683
Zoetis Inc. - Class A	14	2,629
		373,622
Financials 8.7%
Agricultural Bank of China Limited - Class H	744	259

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
AIA Group Limited	1,424	17,739
Allianz SE	112	27,850
Ameriprise Financial, Inc.	—	53
AON Public Limited Company - Class A	1	284
Assicurazioni Generali SpA	177	3,561
Australia & New Zealand Banking Group Ltd.	4	93
AXA SA	9	219
B3 S.A. - Brasil, Bolsa, Balcao (a)	138	464
Banca Mediolanum SpA	75	734
Banco do Brasil SA (a)	34	220
Bank of America Corp.	1,157	47,696
Barclays PLC	50	118
BB Seguridade Participacoes S/A	28	132
Berkshire Hathaway Inc. - Class B (a)	15	4,031
BNP Paribas SA	83	5,185
Brookfield Asset Management Inc. - Class A	8	422
Brookfield Asset Management Reinsurance Partners Ltd. - Class A (a)	—	3
Capital One Financial Corporation (d)	195	30,146
Cathay Financial Holding Co. Ltd.	431	835
China Life Insurance Company Limited - Class H	46	91
China Merchants Bank Co., Ltd. - Class H	100	849
Chubb Limited	48	7,680
Citigroup Inc.	14	1,005
CME Group Inc. - Class A (a)	—	97
Coinbase Global, Inc. - Class A (a)	19	4,882
Commonwealth Bank of Australia	1	78
Credit Agricole SA	8	107
Dai-ichi Life Holdings, Inc.	3	48
DBS Group Holdings Ltd.	60	1,343
Deutsche Bank Aktiengesellschaft - Class N (a)	5	68
Deutsche Boerse AG - Class N	3	452
EQT AB (b)	2	62
Fifth Wall Acquisition Corp. I - Class A (a) (c)	156	1,917
Finecobank Banca Fineco SPA (a)	43	753
Fubon Financial Holding Co. Ltd.	457	1,215
Haitong Securities Co., Ltd. - Class H	54	47
Hana Financial Group Inc.	3	140
Hedosophia European Growth (a)	120	1,422
Hedosophia European Growth (a)	—	—
Highland Transcend Partners I Corp. (a)	126	1,266
Hithink Royalflush Information Network Co., Ltd - Class A (a)	6	98
Housing Development Finance Corp.	1	19
Industrial and Commercial Bank of China Limited - Class H	969	568
ING Groep N.V.	2,118	28,080
Intesa Sanpaolo SpA	9,320	25,779
ION Acquisition Corp 2 Ltd. (a)	62	627
Japan Post Bank Co., Ltd.	13	108
JPMorgan Chase & Co.	196	30,463
KB Financial Group Inc.	3	156
KBC Groep NV	1	53
Khosla Ventures Acquisition Co. - Class A (a)	123	1,221
Legal & General Group PLC	88	312
Liberty Media Acquisition Corporation (a)	252	2,669
Lloyds Banking Group Plc	29,451	19,037
London Stock Exchange Group PLC	1	65
Manulife Financial Corp.	7	144
Marsh & McLennan Companies, Inc.	142	19,993
Mitsubishi UFJ Financial Group Inc.	12	63
Mizuho Financial Group Inc.	20	289
Morgan Stanley	206	18,853
Nomura Holdings Inc.	67	341
Northern Trust Corp.	3	384
Partners Group Holding AG	—	97
PICC Property & Casualty Co. Ltd. - Class H	198	173
Ping An Insurance (Group) Co of China Ltd - Class A (a)	68	680
Ping An Insurance (Group) Co of China Ltd - Class H	27	265
Poste Italiane - Societa' Per Azioni (b)	54	710
Progressive Corp.	1	93
PT. Bank Central Asia Tbk	511	1,065
Reinvent Technology Partners Z - Class A (a)	101	1,037
Samsung Fire & Marine Insurance Co. Ltd.	1	119
Shopify Inc. - Class A (a)	—	190
Shopify Inc. - Class A (a)	3	3,961
Societe Generale SA	104	3,062
State Street Corporation	2	167
Sumitomo Mitsui Financial Group Inc.	7	244
Sumitomo Mitsui Trust Holdings Inc.	3	83
Sun Life Financial Inc.	2	118
Svenska Handelsbanken AB - Class A	9	101
Swedbank AB - Class A	86	1,597
The Bank of New York Mellon Corporation	9	447
The Bank of Nova Scotia	1	74
The Charles Schwab Corporation	346	25,176
The PNC Financial Services Group, Inc.	1	134
The Royal Bank of Scotland Group Public Limited Company	40	112
The Toronto-Dominion Bank	1	102
Tokio Marine Holdings Inc.	1	60
Truist Financial Corporation	2	134
U.S. Bancorp	56	3,181
UBS Group AG	6	92
United Overseas Bank Ltd.	69	1,322
Venustech Group Inc. - Class A (a)	166	745
Wells Fargo & Company (d)	51	2,303
Willis Towers Watson Public Limited Company	—	98
Wuhan Raycus Fiber Laser Technologies Co., Ltd - Class A (a)	83	1,460
Zurich Insurance Group AG - Class N	—	173
		362,263
Industrials 7.6%
3M Company	—	75
A P Moller - Maersk A/S - Class A	—	448
A P Moller - Maersk A/S - Class B	—	553
ABB Ltd. - Class N	98	3,316
Aktiebolaget Volvo - Class B (c)	1,189	28,685
Alaska Air Group Inc. (a)	15	899
Alstom	430	21,734
Atlantia SpA (a)	38	693
Atlas Copco Aktiebolag - Class A	29	1,776
Atlas Copco Aktiebolag - Class B	1	63
C.H. Robinson Worldwide, Inc. (a)	20	1,903
Canadian National Railway Company	2	211
Carrier Global Corporation	49	2,391
China Tower Corporation Limited - Class H (b)	300	41
Cie de Saint-Gobain	123	8,127
Contemporary Amperex Technology Co., Limited - Class A (a)	125	10,366
COSCO SHIPPING Holdings Co., Ltd. - Class H (a) (c)	12	30
Country Garden Services Holdings Company Limited (a)	—	4
Cummins Inc.	1	171
Daifuke Co. Ltd.	17	1,550
Daikin Industries Ltd.	1	186
Deere & Company	15	5,161
Delta Air Lines, Inc. (a)	17	745
Deutsche Post AG - Class N	2	149
DSV Panalpina A/S	23	5,324
Eaton Corporation Public Limited Company	3	373
Emerson Electric Co.	5	469
Epiroc Aktiebolag - Class A	62	1,415
Experian PLC	2	69
Fanuc Ltd. (d)	15	3,496
FedEx Corporation	5	1,454
Ferguson PLC	19	2,674
Fortive Corporation	323	22,536
Fortune Brands Home & Security, Inc.	21	2,085
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A (a)	802	1,386
Honeywell International Inc. (a)	1	152
Illinois Tool Works Inc.	2	556
InPost S.A. (a)	99	1,985
Interglobe Aviation Limited (a) (b)	24	556
ITOCHU Corp.	2	51

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Johnson Controls International Public Limited Company	21	1,417
Komatsu Ltd.	2	60
Koninklijke Philips N.V.	3	127
Kubota Corp. (c)	3	65
Kühne + Nagel International AG	1	388
L3Harris Technologies, Inc.	75	16,114
Lockheed Martin Corporation	—	98
Maeda Road Construction Co. Ltd.	12	240
ManpowerGroup Inc.	11	1,364
Marubeni Corp.	8	65
Masco Corporation	54	3,154
Mitsubishi Corp.	2	49
Nidec Corp.	1	81
Northrop Grumman Systems Corp.	1	289
Otis Worldwide Corporation	6	513
Parker-Hannifin Corporation	20	6,259
Prysmian S.p.A.	22	798
Raytheon BBN Technologies Corp.	1	101
Recruit Holdings Co., Ltd. (d)	107	5,258
Relx PLC	6	166
Robert Half International Inc.	15	1,355
Rockwell Automation Inc.	1	156
Safran (d)	182	25,200
Sandvik AB	466	11,900
Schneider Electric SE (a)	4	620
Sensata Technologies Holding PLC (a)	13	744
SG Holdings Co., Ltd.	1	31
Shanghai International Airport Co.Ltd. - Class A (a)	187	1,387
Shenzhen Inovance technology Co., Ltd. - Class A (a)	93	1,069
Siemens AG - Class N	180	28,549
SK C&C Co., Ltd.	1	210
Southwest Airlines Co. (a)	76	4,039
Spirax-Sarco Engineering PLC	9	1,741
Stanley Black & Decker, Inc.	1	162
Toshiba Corp.	1	60
Trane Technologies Public Limited Company	20	3,597
TransDigm Group Inc. (a)	7	4,400
Uber Technologies, Inc. (a)	9	436
Union Pacific Corporation	55	11,996
United Parcel Service Inc. - Class B	139	28,971
United Rentals Inc. (a)	4	1,312
Verisk Analytics, Inc. (a)	1	215
Vertiv Holdings, LLC - Class A	662	18,060
WEG SA (a)	9	62
Zto Express Co., Ltd. - Class A - ADR (a)	2	55
		316,791
Communication Services 7.1%
Activision Blizzard, Inc. (a)	1	65
Alphabet Inc. - Class A (a)	1	1,565
Alphabet Inc. - Class C (a) (d)	28	71,077
Auto Trader Group PLC	194	1,695
Autohome Inc. - Class A - ADR	5	331
Booking Holdings Inc. (a)	—	114
Cellnex Telecom, S.A. (b)	277	17,690
Charter Communications, Inc. - Class A (a) (g)	27	19,539
Chunghwa Telecom Co. Ltd.	216	884
Comcast Corporation - Class A (a)	586	33,406
Deutsche Telekom AG - Class N	993	20,980
Electronic Arts Inc.	4	509
Expedia Group, Inc. (a)	10	1,648
Facebook, Inc. - Class A (a) (d)	56	19,508
Frontier Communications Parent, Inc. (a)	64	1,690
Genius Sports Limited (a) (c)	68	1,279
Intouch Holdings Public Company Limited	427	867
KDDI Corp.	2	62
Liberty SiriusXM Group - Series A (a)	147	6,850
Liberty SiriusXM Group - Series C (a)	185	8,587
Lions Gate Entertainment Corp. - Class A (a)	23	471
Live Nation Entertainment, Inc. (a)	26	2,269
Meituan Dianping - Class B (a) (b)	19	764
MTN Group Ltd. (a)	10	72
Netflix, Inc. (a)	1	612
Nippon Telegraph & Telephone Corp.	81	2,116
Orange SA	16	188
Pinterest, Inc. - Class A (a)	2	135
Playtika Holding Corp. (a)	334	7,955
SEA, Ltd. - Class A - ADR (a)	8	2,085
Snap Inc. - Class A (a)	2	107
Softbank Corp.	7	94
Telenor ASA	13	224
Telstra Corp. Ltd.	41	117
Tencent Holdings Limited	223	16,839
T-Mobile USA, Inc. (a)	1	100
Vantage Towers AG	385	12,425
Verizon Communications Inc.	11	618
Vodafone Group Public Limited Company	4,409	7,415
Walt Disney Co.	186	32,650
Yahoo! Japan Corp.	186	927
		296,529
Materials 4.6%
Air Products & Chemicals Inc.	70	20,152
Akzo Nobel N.V.	105	12,947
Albemarle Corporation	46	7,723
Anglo American Platinum Ltd.	1	80
Anglo American PLC	78	3,103
Anhui Conch Cement Company Limited - Class H	9	48
ArcelorMittal	77	2,376
Arkema	95	11,973
Asahi Kasei Corp.	8	83
Barrick Gold Corporation	3	62
BASF SE - Class N	2	149
BHP Group PLC	121	3,568
BHP Group PLC	2	90
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	26	695
China Hongqiao Group Limited	108	146
China National Building Material Co., Ltd. - Class H	444	522
China Resources Cement Holdings Limited	140	133
China Steel Corp.	40	57
Companhia Siderurgica Nacional	3	27
Corteva, Inc.	11	494
Danimer Scientific, L.L.C. - Class A (a) (c)	23	571
Diversey Holdings, Ltd. (a)	522	9,357
Dow Inc.	3	176
Ecolab Inc.	2	383
Evonik Industries AG	2	54
Formosa Chemicals & Fibre Corp.	192	583
Formosa Plastics Corp.	170	628
Fortescue Metals Group Ltd.	13	229
Freeport-McMoRan Inc. (a) (d)	622	23,076
Ganfeng Lithium Co., Ltd. - Class H (b)	81	1,221
Honam Petrochemical Corp.	—	57
Impala Platinum Holdings Limited	10	160
International Flavors & Fragrances Inc.	97	14,420
International Paper Company	6	338
KGHM Polska Miedz SA	1	50
Kumba Iron Ore Ltd	4	179
LG Chem Ltd.	10	7,398
Linde Public Limited Company	1	262
LyondellBasell Industries N.V. - Class A	—	44
Nan Ya Plastics Corp.	232	693
Newmont Corporation	1	80
Nine Dragons Paper (Holdings) Limited	77	99
Nutrien Ltd. (c)	4	222
POSCO	3	995
PPG Industries, Inc.	96	16,348
Quintis Limited (b) (f)	3,771	3,675
Rio Tinto Plc	44	3,594
Sherwin-Williams Co.	1	204
Shin-Etsu Chemical Co. Ltd. (d)	86	14,431
Sika AG	15	4,959
Sociedad Quimica Y Minera De Chile S.A. - Series B - ADR	2	107
United States Steel Corporation	68	1,634
Vale S.A. - ADR	163	3,717
Vale S.A. (a)	5	108
Vulcan Materials Co.	109	19,041
		193,521

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Energy 3.1%
BP Plc - ADR	204	5,399
BP Plc	20	87
California Resources Corporation (a)	71	2,153
Canadian Natural Resources Ltd.	2	73
China Petroleum & Chemical Corporation - Class H	622	315
ConocoPhillips (d)	475	28,897
Devon Energy Corporation (d)	53	1,555
Diamondback Energy, Inc. (d)	5	465
Enbridge Inc.	863	34,544
ENI SpA	8	98
EOG Resources, Inc.	1	55
EQT Corporation (a)	867	19,290
Exxon Mobil Corporation	13	830
Green Plains Renewable Energy Inc. (a)	45	1,529
Indian Oil Corporation Limited	102	148
JXTG Holdings, Inc.	27	115
Marathon Petroleum Corporation	1	60
Neste Oyj	136	8,313
Ovintiv Canada ULC	14	435
PetroChina Company Limited - Class H	360	176
Petroleo Brasileiro S/A Petrobras. - ADR	19	230
Petronet LNG Limited	113	344
Polski Koncern Naftowy Orlen S.A.	6	119
Reliance Industries Limited	49	984
Reliance Industries Ltd.	256	7,285
Royal Dutch Shell PLC - Class A	11	212
Royal Dutch Shell PLC - Class B	7	127
Schlumberger Ltd.	5	163
TC Energy Corporation (c)	10	495
Thungela Resources (a)	—	1
Total SA (c)	3	119
Valero Energy Corporation	204	15,935
Woodside Petroleum Ltd.	5	86
		130,637
Consumer Staples 2.5%
Alimentation Couche-Tard Inc. - Class B	2	63
American Beverage Co Ambev	24	81
Amorepacific Corporation	24	5,450
Anheuser-Busch InBev	1	81
Anhui Gujing Distillery Co., Ltd. - Class B	3	37
British American Tobacco P.L.C.	3	113
Brown-Forman Corp. - Class B	7	501
Carlsberg A/S - Class B	—	91
China Feihe Limited (b)	42	91
Colgate-Palmolive Co.	20	1,617
Constellation Brands, Inc. - Class A	2	555
Costco Wholesale Corporation (a)	51	20,185
Dali Foods Group Company Limited (b)	94	56
Danone	233	16,428
Diageo Plc	16	749
Estee Lauder Cos. Inc. - Class A	5	1,613
Foshan Haitian Flavoring & Food Co., Ltd - Class A (a)	41	823
George Weston Ltd.	1	84
Grupo Bimbo SAB de CV - Class A	58	128
Guangdong Marubi Biotechnology Co., Ltd. - Class A (a)	47	377
Heineken Holding N.V.	2	250
Hengan International Group Co. Ltd.	16	107
Jeronimo Martins, SGPS, S.A.	44	798
Kao Corp. (c)	10	621
Kirin Holdings Co. Ltd. (c)	19	378
Koninklijke Ahold Delhaize N.V.	13	376
Kose Corp. (d)	32	5,053
Loblaw Cos. Ltd.	2	124
Luzhou Lao Jiao Vintage Co., Ltd. - Class A (a)	1	26
Monster Beverage 1990 Corporation (a)	31	2,791
Nestle SA - Class N	27	3,353
PepsiCo, Inc. (a)	18	2,597
Pernod-Ricard SA	2	488
Philip Morris International Inc.	1	83
Procter & Gamble Co. (a)	1	170
Reckitt Benckiser Group PLC	1	97
Sun Art Retail Group Limited (c)	123	92
Sysco Corp.	2	135
Thai Beverage Public Company Limited	504	253
The Clorox Company	1	141
The Kroger Co.	5	209
Tingyi Cayman Islands Holding Corp.	112	224
Unilever PLC	404	23,565
Uni-President Enterprises Corp.	322	846
Walmart Inc.	83	11,688
Want Want China Holdings Limited	957	678
Yifeng Pharmacy Chain Co., Ltd. - Class A (a)	83	722
YiHai International Holdings Limited (c)	161	1,083
		106,071
Utilities 2.2%
American Electric Power Co. Inc. (a)	1	102
American Water Works Co. Inc.	15	2,376
China Resources Power Holdings Co. Ltd.	72	98
CLP Holdings Ltd.	75	742
Consolidated Edison, Inc.	2	109
Dominion Energy, Inc.	1	69
Edison International	2	138
Electricite de France	4	49
Endesa SA (c)	8	186
Enel SpA	3,336	31,010
ENGIE Brasil Energia S.A. (a)	24	188
ENN Energy Holdings Ltd.	44	834
Eversource Energy	1	100
Huaneng Power International, Inc. - Class H	162	63
Iberdrola, Sociedad Anonima	11	139
National Grid PLC	10	132
NextEra Energy, Inc.	423	30,994
Orsted A/S (b)	—	43
Sempra Energy	160	21,193
Snam Rete Gas SpA	125	725
The Southern Company	2	141
WEC Energy Group Inc.	1	103
		89,534
Real Estate 0.9%
American Tower Corporation	107	28,856
Crown Castle International Corp.	2	338
Equinix, Inc.	—	53
Goodman Funding Pty Ltd	5	75
Hang Lung Properties Ltd.	493	1,197
Hysan Development Co. Ltd.	115	458
Mitsubishi Estate Co. Ltd.	91	1,461
ProLogis Inc.	4	452
SBA Communications Corporation (a)	1	315
Starwood Property Trust, Inc.	79	2,063
Weyerhaeuser Company	62	2,137
		37,405
Total Common Stocks (cost $2,277,637)		2,959,087
GOVERNMENT AND AGENCY OBLIGATIONS 5.4%
Sovereign 5.2%
Bahrain Government International Bond
6.75%, 09/20/29 (b)	1,058	1,160
Cabinet of Ministers of Ukraine
7.75%, 09/01/23 (b)	200	215
8.99%, 02/01/24 (b)	514	569
7.25%, 03/15/33 (e)	943	982
Cabinet Office, Government of Japan
0.40%, 09/20/49, JPY	1,904,650	15,999
Colombia Government International Bond
3.88%, 04/25/27	272	289
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	457	464
1.86%, 12/01/32	458	428
El Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	225	296
Ghana, Government of
7.75%, 04/07/29 (e)	294	301
8.63%, 04/07/34 (e)	540	558

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (e)	394	453
Gobierno Federal de los Estados Unidos Mexicanos
5.75%, 03/05/26, MXN	102,271	4,987
3.75%, 01/11/28	535	584
2.66%, 05/24/31	1,819	1,782
7.75%, 05/29/31, MXN	227,835	12,040
Government of the Republic of Panama
3.16%, 01/23/30	1,106	1,159
4.50%, 04/16/50	475	539
Government of the Sultanate of Oman
6.75%, 01/17/48 (b)	274	272
Greek Parliament
2.00%, 04/22/27, EUR (b)	6,977	9,124
Ministerul Finantelor Publice
3.00%, 02/14/31 (e)	200	207
6.13%, 01/22/44 (e)	276	376
Ministry of Diwan Amiri Affairs
4.00%, 03/14/29 (e)	254	292
Ministry of Finance of the Russian Federation
4.75%, 05/27/26 (b)	400	455
4.25%, 06/23/27 (b)	800	894
Ministry of Finance People's Republic of China
3.29%, 05/23/29, CNY	225,690	35,423
2.68%, 05/21/30, CNY	254,280	37,899
3.27%, 11/19/30, CNY	234,170	36,748
Morocco, Kingdom of
3.00%, 12/15/32 (e)	591	570
Oman Government International Bond
6.50%, 03/08/47 (b)	305	298
Presidencia Da Republica Federativa Do Brasil
0.00%, 07/01/24, BRL (h)	185,273	29,466
10.00%, 01/01/27, BRL	34,068	7,268
Presidencia De La Nacion
1.00%, 07/09/29	573	217
0.13%, 07/09/30 - 01/09/38 (i)	14,459	4,934
Presidencia de la República de Colombia
4.50%, 01/28/26	365	399
4.13%, 05/15/51	200	189
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (b)	688	775
4.50%, 01/30/30 (e)	756	770
4.88%, 09/23/32 (e)	1,027	1,062
6.40%, 06/05/49 (b)	256	276
Saudi Arabia Government International Bond
4.50%, 04/17/30 (b)	281	330
Saudi Arabia, Kingdom of
4.63%, 10/04/47 (b)	464	553
The Arab Republic of Egypt
5.75%, 05/29/24 (e)	551	586
5.88%, 06/11/25 (b) (c)	715	762
7.60%, 03/01/29 (b)	950	1,043
8.50%, 01/31/47 (e)	1,001	1,041
The Republic of Indonesia, The Government of
4.10%, 04/24/28	1,144	1,293
Ukraine Government International Bond
7.75%, 09/01/25 (b)	264	289
		216,616
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.94%, 05/25/29 (j)	9,339	489
Interest Only, Series XFX-KL06, REMIC, 1.47%, 12/25/29 (j)	1,350	124
Interest Only, Series X1-K105, REMIC, 1.64%, 01/25/30 (j)	5,633	641
Interest Only, Series X1-K109, REMIC, 1.70%, 04/25/30 (j)	2,398	287
Interest Only, Series X1-K110, REMIC, 1.81%, 04/25/30 (j)	2,094	267
Interest Only, Series X1-K116, REMIC, 1.53%, 07/25/30 (j)	1,219	134
Interest Only, Series 2020-X1-K120, REMIC, 1.13%, 10/25/30 (j)	7,772	638
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.82%, 09/25/30 (j)	331	390
		2,970
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corporation
Series 2021-B1-HQA1, REMIC, 3.02%, (SOFR + 3.00%), 08/25/33 (j)	644	641
Series 2021-B1-DNA2, REMIC, 3.42%, (SOFR + 3.40%), 08/25/33 (j)	372	381
Series 2021-B2-HQA1, REMIC, 5.02%, (SOFR + 5.00%), 08/25/33 (j)	386	389
Series 2021-B2-DNA2, REMIC, 6.02%, (SOFR + 6.00%), 08/25/33 (j)	336	377
Series 2021-B1-DNA3, REMIC, 3.52%, (SOFR + 3.50%), 10/25/33 (j)	858	887
		2,675
Municipal 0.0%
Ohio Office of Budget And Management
5.00%, 06/01/55	1,235	1,443
Total Government And Agency Obligations (cost $226,879)		223,704
CORPORATE BONDS AND NOTES 4.7%
Consumer Discretionary 0.7%
Affinity Gaming
6.88%, 12/15/27 (e)	408	434
Algeco Global Finance PLC
6.50%, 02/15/23, EUR (b)	4,814	5,819
Aramark Services, Inc.
5.00%, 02/01/28 (e)	89	93
Azul Investments LLP
5.88%, 10/26/24 (b)	200	194
7.25%, 06/15/26 (e)	295	289
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (e)	52	55
5.00%, 06/15/29 (e)	304	307
Carnival Corporation
11.50%, 04/01/23 (e)	690	779
Cedar Fair, L.P.
5.38%, 04/15/27	43	44
5.25%, 07/15/29	42	43
Churchill Downs Incorporated
5.50%, 04/01/27 (e)	51	53
Colt Merger Sub, Inc.
5.75%, 07/01/25 (e)	425	448
Controladora Mabe, S.A. de C.V.
5.60%, 10/23/28 (e)	300	351
Deuce Finco PLC
5.50%, 06/15/27, GBP (e)	2,223	3,071
Douglas GmbH
6.00%, 04/08/26, EUR (e)	2,577	3,047
Eldorado Resorts, Inc.
6.25%, 07/01/25 (e)	2,096	2,223
8.13%, 07/01/27 (e)	1,220	1,358
Full House Resorts, Inc.
8.25%, 02/15/28 (e)	132	144
General Motors Financial Company, Inc.
2.70%, 08/20/27	1,298	1,350
Gol Finance LLP
7.00%, 01/31/25 (e)	200	193
8.00%, 06/30/26 (e)	621	630
Grupo Axo, S.A.P.I. de C.V.
5.75%, 06/08/26 (e)	423	425
Hilton Domestic Operating Company Inc.
3.63%, 02/15/32 (e)	2,298	2,270
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	50	52
International Game Technology PLC
6.50%, 02/15/25 (e)	200	224
Kirk Beauty SUN GmbH
8.25%, 10/01/26, EUR (e) (k)	1,286	1,508
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (e)	1,121	1,192
6.50%, 09/15/26	66	69
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (e)	734	735
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (e)	250	267
Party City Holdings Inc.
8.75%, 02/15/26 (e)	285	305
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (e)	200	197
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (e)	395	424
Seaworld Entertainment, Inc.
9.50%, 08/01/25 (e)	146	157
Six Flags Operations Inc.
4.88%, 07/31/24 (e)	82	83
SRS Distribution Inc.
4.63%, 07/01/28 (e)	166	170
The New Home Company Inc.
7.25%, 10/15/25 (e)	391	414
The William Carter Company
5.63%, 03/15/27 (e)	43	45
Vivo Energy Investments B.V.
5.13%, 09/24/27 (e)	275	294
Wyndham Destinations, Inc.
6.63%, 07/31/26 (e)	315	357
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (e)	135	140
		30,253
Financials 0.7%
American Express Company
3.40%, (3 Month USD LIBOR + 3.29%), (100, 09/15/21) (j) (l)	1,382	1,386
Banco Bilbao Vizcaya Argentaria, S.A.
6.13%, (100, 11/16/27) (l) (m)	200	217
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (e) (l)	200	210
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (e)	160	163
Banco Industrial S.A.
4.88%, 01/29/31 (e)	355	370
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (e) (l)	594	640
Banistmo S.A.
3.65%, 09/19/22 (b)	209	213
Bank Leumi le-Israel B.M.
3.28%, 01/29/31	379	391
Bank of America Corporation
2.69%, 04/22/32	737	759
BBK B.S.C.
5.50%, 07/09/24 (b)	274	290
BBVA Bancomer, S.A.
5.13%, 01/18/33 (b)	591	617
Citigroup Inc.
4.41%, 03/31/31	986	1,153
2.56%, 05/01/32	545	555
Credit Suisse AG
3.00%, 11/12/21, CHF (m) (n)	800	968
Credit Suisse Group AG
3.09%, 05/14/32 (e)	611	630
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (m)	520	530
Energuate Trust
5.88%, 05/03/27 (e)	379	396
Garfunkelux Holdco 3 S.A.
6.75%, 11/01/25, EUR (e)	820	1,011
7.75%, 11/01/25, GBP (e)	1,394	2,002
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (e)	434	429
Intercorp Peru Ltd.
3.88%, 08/15/29 (e)	406	393
JPMorgan Chase & Co.
3.33%, 04/22/52	1,038	1,111
Morgan Stanley
3.79%, (3 Month USD LIBOR + 3.61%), (100, 07/15/21) (j) (l)	1,618	1,625
3.22%, 04/22/42	346	366
Muthoot Finance Limited
6.13%, 10/31/22 (e)	573	595
National Australia Bank Limited
2.99%, 05/21/31 (e)	602	611
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28 (e)	299	301
5.13%, 12/15/30 (e)	183	183
NBK Tier 1 Financing Limited
3.63%, (100, 02/24/27) (e) (l)	556	559
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (e)	568	571
Outfront Media Capital Corporation
5.00%, 08/15/27 (e)	51	53
Petrobras Global Finance B.V.
5.30%, 01/27/25	405	457
6.00%, 01/27/28	254	292
Prudential Financial, Inc.
5.88%, 09/15/42	1,233	1,305
5.63%, 06/15/43	851	922
Quicken Loans Inc.
5.25%, 01/15/28 (e)	76	80
Quicken Loans, LLC
3.63%, 03/01/29 (e)	1,777	1,758
3.88%, 03/01/31 (e)	1,360	1,371
Sasol Financing USA LLC
6.50%, 09/27/28	281	316
The Goldman Sachs Group, Inc.
2.62%, 04/22/32	1,561	1,596
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (e)	1,654	1,712
USB Capital IX
3.50%(3 Month USD LIBOR + 1.02%), (j) (l)	594	588
XP Inc.
3.25%, 07/01/26 (e)	296	293
		29,988
Communication Services 0.6%
AMC Networks, Inc.
5.00%, 04/01/24	32	32
4.75%, 08/01/25	65	67
Avaya, Inc.
6.13%, 09/15/28 (e)	807	864
CenturyLink, Inc.
4.00%, 02/15/27 (e)	66	67
Charter Communications Operating, LLC
2.80%, 04/01/31	2,531	2,588
3.90%, 06/01/52	854	869
CSC Holdings, LLC
4.13%, 12/01/30 (e)	1,440	1,435
4.63%, 12/01/30 (e)	2,602	2,552
3.38%, 02/15/31 (e)	499	471
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (e)	345	370
5.00%, 05/01/28 (e)	841	870
6.75%, 05/01/29 (e)	1,344	1,430
Frontier North Inc.
6.73%, 02/15/28	300	325
GCI, LLC
4.75%, 10/15/28 (e)	204	209
iHeartCommunications, Inc.
6.38%, 05/01/26	66	70
5.25%, 08/15/27 (e)	60	63
Kenbourne Invest S.A.
6.88%, 11/26/24 (e)	800	850
4.70%, 01/22/28 (e)	200	201
Level 3 Financing, Inc.
4.25%, 07/01/28 (e)	2,903	2,946
3.63%, 01/15/29 (e)	1,464	1,415
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (e)	290	306

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (c) (e)	372	381
Lumen Technologies Inc.
5.38%, 06/15/29 (e)	829	843
Millicom International Cellular SA
5.13%, 01/15/28 (b)	355	371
4.50%, 04/27/31 (c) (e)	412	429
Nexstar Media Group, Inc.
4.75%, 11/01/28 (e)	459	472
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (k)	392	404
Playtika Holding Corp.
4.25%, 03/15/29 (e)	328	328
Radiate HoldCo, LLC
4.50%, 09/15/26 (e)	392	406
Sable International Finance Limited
5.75%, 09/07/27 (b)	549	576
Sirius XM Radio Inc.
5.00%, 08/01/27 (e)	127	133
5.50%, 07/01/29 (e)	107	117
4.13%, 07/01/30 (e)	1,060	1,072
TEGNA Inc.
4.75%, 03/15/26 (e)	297	316
VEON Holdings B.V.
4.00%, 04/09/25 (e)	284	299
Verizon Communications Inc.
3.55%, 03/22/51	470	502
3.70%, 03/22/61	504	541
VTR Comunicaciones SpA
4.38%, 04/15/29 (e)	290	290
		25,480
Industrials 0.5%
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (e)	583	610
Air Lease Corporation
3.13%, 12/01/30	791	805
ALFA, S.A.B. de C.V.
6.88%, 03/25/44 (e)	233	307
Avianca Holdings S.A.
12.20%, (3 Month GBP LIBOR + 10.50%), 11/10/21 (b) (j) (k)	84	84
Bioceanico Sovereign Certificate Ltd
0.00%, 06/05/34 (b) (h)	176	132
Bombardier Inc.
7.13%, 06/15/26 (e)	327	342
Carrier Global Corporation
3.58%, 04/05/50	663	705
Clean Harbors, Inc.
4.88%, 07/15/27 (e)	45	47
DAE Funding LLC
3.38%, 03/20/28 (e)	400	411
DP World UAE Region FZE
6.85%, 07/02/37 (b)	340	461
Ellaktor Value PLC
6.38%, 12/15/24, EUR (e)	2,425	2,765
Embraer Netherlands Finance B.V.
6.95%, 01/17/28 (e)	394	451
Fideicomiso F/80460
5.50%, 07/31/47 (b)	505	510
HTA Group Limited
7.00%, 12/18/25 (e)	546	581
Klabin Austria GmbH
3.20%, 01/12/31 (e)	465	458
Masonite International Corporation
5.38%, 02/01/28 (e)	39	41
Meritor, Inc.
4.50%, 12/15/28 (e)	12	12
Pitney Bowes Inc.
6.88%, 03/15/27 (e)	889	939
7.25%, 03/15/29 (c) (e)	875	930
Rumo Luxembourg SARL
5.88%, 01/18/25 (e)	551	578
Simpar Europe
5.20%, 01/26/31 (e)	507	519
Standard Industries Inc.
5.00%, 02/15/27 (e)	39	40
Summit Materials, LLC
5.25%, 01/15/29 (e)	88	93
TransDigm Inc.
6.25%, 03/15/26 (e)	5,607	5,914
Union Pacific Corporation
3.55%, 05/20/61	692	743
United Rentals (North America), Inc.
5.50%, 05/15/27	86	91
4.88%, 01/15/28	138	146
Weekley Homes, LLC
4.88%, 09/15/28 (e)	459	474
		19,189
Energy 0.5%
Blue Racer Midstream, LLC
7.63%, 12/15/25 (e)	162	175
Bristow Group Inc.
6.88%, 03/01/28 (e)	698	711
Buckeye Partners, L.P.
4.35%, 10/15/24	179	188
4.13%, 03/01/25 (e)	883	917
Centennial Resource Production, LLC
5.38%, 01/15/26 (c) (e)	100	98
Cheniere Energy, Inc.
5.63%, 10/01/26	93	96
4.63%, 10/15/28 (e)	354	373
Chesapeake Energy Corporation
5.50%, 02/01/26 (e)	790	834
5.88%, 02/01/29 (e)	145	157
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27 (e)	250	256
CrownRock, L.P.
5.63%, 10/15/25 (e)	88	91
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (e)	41	43
5.75%, 01/30/28 (e)	77	82
Energean Israel Finance Ltd
4.88%, 03/30/26 (b)	260	266
Genesis Energy, L.P.
8.00%, 01/15/27	187	197
Geopark Limited
5.50%, 01/17/27 (e)	215	219
Great Western Financial Corporation
12.00%, 09/01/25 (e)	175	177
India Green Energy Holdings
5.38%, 04/29/24 (e)	432	453
Leviathan Bond Ltd
5.75%, 06/30/23 (b)	479	501
NuStar Logistics, L.P.
5.75%, 10/01/25	1,356	1,475
ONEOK Partners, L.P.
4.90%, 03/15/25	1,489	1,667
OQ SAOC
5.13%, 05/06/28 (e)	377	379
Parsley Energy, LLC
5.63%, 10/15/27 (e)	59	64
Petrobras Global Finance B.V.
5.60%, 01/03/31	467	523
Petróleos Mexicanos
6.50%, 03/13/27	1,776	1,875
6.35%, 02/12/48	165	140
PT Pertamina (Persero)
3.65%, 07/30/29 (b)	438	469
Puma International Financing S.A.
5.13%, 10/06/24 (e)	464	469
5.00%, 01/24/26 (e)	200	201
Rattler Midstream LP
5.63%, 07/15/25 (e)	250	263
Reg Biofuels, LLC
5.88%, 06/01/28 (e)	157	165
Saudi Arabian Oil Company
2.25%, 11/24/30 (e)	663	651

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (e)	86	89
SM Energy Company
1.50%, 07/01/21 (m)	921	923
10.00%, 01/15/25 (e)	873	989
Sunoco LP
6.00%, 04/15/27	50	52
4.50%, 05/15/29 (e)	191	195
Targa Resource Corporation
5.88%, 04/15/26	85	89
5.38%, 02/01/27	42	44
6.50%, 07/15/27	68	74
6.88%, 01/15/29	69	78
4.00%, 01/15/32 (e)	1,691	1,740
The Oil And Gas Holding Company B.S.C.
7.63%, 11/07/24 (b)	263	294
		18,742
Real Estate 0.5%
Arabian Centres Company
5.63%, 10/07/26 (e)	525	557
Equinix, Inc.
2.50%, 05/15/31	331	337
Fideicomiso Fibra Uno
5.25%, 01/30/26 (e)	435	490
Forestar Group Inc.
3.85%, 05/15/26 (e)	288	291
5.00%, 03/01/28 (e)	1,850	1,913
Hospitality Properties Trust
5.00%, 08/15/22	1,816	1,845
Iron Mountain Incorporated
5.25%, 07/15/30 (e)	887	939
4.50%, 02/15/31 (e)	1,641	1,662
MAF Sukuk Ltd
4.64%, 05/14/29 (b)	523	588
Mattamy Homes Limited
4.63%, 03/01/30 (e)	698	714
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	91	99
3.88%, 02/15/29 (e)	522	531
MPT Operating Partnership, L.P.
5.00%, 10/15/27	118	125
Park Intermediate Holdings LLC
5.88%, 10/01/28 (e)	161	171
4.88%, 05/15/29 (e)	1,021	1,057
Service Properties Trust
4.50%, 06/15/23	1,326	1,358
7.50%, 09/15/25	181	205
The Howard Hughes Corporation
5.38%, 08/01/28 (e)	1,075	1,141
4.13%, 02/01/29 (e)	579	579
4.38%, 02/01/31 (e)	637	634
VICI Properties Inc.
3.50%, 02/15/25 (e)	567	581
3.75%, 02/15/27 (e)	545	557
4.13%, 08/15/30 (e)	650	670
XHR LP
6.38%, 08/15/25 (e)	1,314	1,398
4.88%, 06/01/29 (e)	154	159
		18,601
Materials 0.4%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	200	208
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (e) (l)	460	476
5.45%, 11/19/29 (b)	200	220
3.88%, 07/11/31 (e)	200	203
Corporacion Nacional del Cobre de Chile
4.25%, 07/17/42 (b)	534	604
EQUATE Petrochemical B.V.
2.63%, 04/28/28 (e)	200	202
First Quantum Minerals Ltd
6.88%, 10/15/27 (e)	663	722
Herens Holdco S.à r.l.
5.25%, 05/15/29, EUR (e)	1,856	2,154
Joseph T. Ryerson & Son, Inc.
8.50%, 08/01/28 (e)	143	158
KME AG
6.75%, 02/01/23, EUR (b)	1,859	2,041
Office Cherifien Des Phosphates
3.75%, 06/23/31 (e)	355	359
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (e)	290	292
Quintis Ltd
7.50%, 10/01/26 (e) (f) (k)	468	468
0.00%, 10/01/28 (e) (f) (i) (k)	7,017	7,017
Sasol Financing USA LLC
5.50%, 03/18/31	320	338
Suzano Austria GmbH
3.75%, 01/15/31 (i)	427	447
3.13%, 01/15/32	265	262
U.S. Concrete, Inc.
5.13%, 03/01/29 (e)	113	124
Vale Overseas Ltd
6.25%, 08/10/26	361	434
3.75%, 07/08/30	403	429
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (e)	320	314
		17,472
Health Care 0.4%
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (e)	129	138
5.00%, 04/15/29 (e)	99	104
Avantor Funding, Inc.
4.63%, 07/15/28 (e)	340	359
Bausch Health Companies Inc.
4.88%, 06/01/28 (e)	532	544
Bio City Development Company B.V.
0.00%, 07/06/18 (a) (e) (f) (h) (m) (o)	600	47
Centene Corporation
4.25%, 12/15/27	208	219
2.45%, 07/15/28	1,378	1,396
DaVita Inc.
4.63%, 06/01/30 (e)	1,327	1,365
3.75%, 02/15/31 (e)	2,378	2,283
Elanco Animal Health
4.91%, 08/27/21 (i) (p)	41	41
Emergent BioSolutions Inc.
3.88%, 08/15/28 (c) (e)	57	56
Hologic, Inc.
3.25%, 02/15/29 (e)	1,368	1,361
Marcolin S.p.A.
6.13%, 11/15/26, EUR (e)	1,590	1,924
Molina Healthcare, Inc.
3.88%, 11/15/30 (e)	207	215
Select Medical Corporation
6.25%, 08/15/26 (e)	2,985	3,180
Teleflex Incorporated
4.63%, 11/15/27	42	45
Tenet Healthcare Corporation
4.63%, 09/01/24 - 06/15/28 (e)	173	178
4.88%, 01/01/26 (e)	172	178
6.25%, 02/01/27 (e)	128	134
4.25%, 06/01/29 (e)	2,601	2,637
UnitedHealth Group Incorporated
3.25%, 05/15/51	342	364
		16,768
Utilities 0.2%
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (e)	590	588
FEL Energy VI S.à r.l.
5.75%, 12/01/40 (b)	505	536
Genneia S.A.
8.75%, 01/20/22 (e)	491	478
Inkia Energy Limited
5.88%, 11/09/27 (b)	559	580
NRG Energy, Inc.
5.75%, 01/15/28	70	75
5.25%, 06/15/29 (e)	58	62

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Pacific Gas And Electric Company
5.00%, 07/01/28	1,204	1,218
5.25%, 07/01/30	155	157
4.50%, 07/01/40	465	465
Star Energy Geothermal Darajat II Limited
4.85%, 10/14/38 (e)	528	580
Talen Energy Supply, LLC
7.63%, 06/01/28 (e)	1,215	1,138
Vistra Operations Company LLC
5.63%, 02/15/27 (e)	1,716	1,783
5.00%, 07/31/27 (e)	110	113
		7,773
Consumer Staples 0.1%
AMN Healthcare, Inc.
4.00%, 04/15/29 (e)	129	130
Anadolu Efes Biracilik Ve Malt San.A.S.
3.38%, 06/29/28 (e)	200	201
Atento Luxco 1
8.00%, 02/10/26 (e)	100	109
China Milk Products Group Limited
0.00%, 01/05/12 (a) (h) (m) (o)	100	—
Cydsa, S.A.B. de C.V.
6.25%, 10/04/27 (e)	340	358
Darling Ingredients Inc.
5.25%, 04/15/27 (e)	43	45
Grupo Bimbo S.A.B. de C.V.
5.95%, (100, 04/17/23) (e) (l)	300	316
Jaguar Holding Company II
5.00%, 06/15/28 (e)	113	122
JBS USA Finance, Inc.
6.75%, 02/15/28 (e)	81	89
JBS USA Food Company
6.50%, 04/15/29 (e)	126	142
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 (e)	70	72
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (e)	71	74
MHP SE SA
7.75%, 05/10/24 (e)	327	355
Picard Groupe
5.38%, 07/01/27, EUR	1,280	1,511
Pilgrim's Pride Corporation
5.88%, 09/30/27 (e)	73	78
REI Agro Limited
0.00%, 11/13/14 (a) (b) (m) (o)	628	—
0.00%, 11/13/14 (a) (e) (m) (o)	185	—
Safeway Inc.
3.50%, 03/15/29 (e)	1,847	1,825
The Central America Bottling Corporation
5.75%, 01/31/27 (b)	539	561
		5,988
Information Technology 0.1%
Broadcom Inc.
1.95%, 02/15/28 (e)	204	204
CommScope Holding Company, Inc.
6.00%, 06/15/25 (e)	545	557
Inspired Entertainment (Financing) PLC
7.88%, 06/01/26, GBP (e)	1,146	1,625
Oracle Corporation
3.95%, 03/25/51	760	830
Sabre GLBL Inc.
9.25%, 04/15/25 (e)	345	410
Xerox Holdings Corporation
5.00%, 08/15/25 (e)	331	350
		3,976
Total Corporate Bonds And Notes (cost $192,331)		194,230
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.9%
1211 Avenue of the Americas Trust 2015-1211
Series 2015-D-1211, REMIC, 4.28%, 08/12/25 (j)	665	704
Accesslex Institute
Series 2007-A3-A, 0.45%, (3 Month USD LIBOR + 0.30%), 05/25/36 (j)	451	442
ACRES Commercial Realty 2021-FL1 Ltd
Series 2021-A-FL1, 1.31%, (1 Month USD LIBOR + 1.20%), 02/18/26 (j)	1,300	1,301
AGL CLO 5 Ltd
Series 2020-A2R-5A, 1.55%, (3 Month USD LIBOR + 1.40%), 07/20/34 (j)	250	250
Series 2020-BR-5A, 1.85%, (3 Month USD LIBOR + 1.70%), 07/20/34 (j)	267	267
AGL CLO 7 Ltd
Series 2020-A1-7A, 1.98%, (3 Month USD LIBOR + 1.80%), 07/15/31 (j)	250	250
Series 2020-AR-7A, 0.00%, 07/17/34 (j)	250	250
AGL CLO Ltd
Series 2021-A1-12A, 1.29%, (3 Month USD LIBOR + 1.16%), 07/20/34 (j)	430	430
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 3.20%, (1 Month USD LIBOR + 3.10%), 04/15/26 (j)	817	817
Anchorage Capital Clo 17 Ltd
Series 2021-A1-17A, 1.32%, (3 Month USD LIBOR + 1.17%), 07/15/34 (j)	283	283
AOA 2015-1177 Mortgage Trust
Series 2015-C-1177, REMIC, 3.11%, 12/15/21 (j)	447	448
Apidos CLO XV
Series 2013-A1RR-15A, 1.20%, (3 Month USD LIBOR + 1.01%), 04/21/31 (j)	275	275
Aqueduct European CLO 4 - 2019 Designated Activity Company
Series 2019-B1-4X, 1.80%, (3 Month EURIBOR + 1.80%), 07/15/32, EUR (b) (j)	100	118
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	213
Arbor Realty Collateralized Loan Obligation Ltd
Series 2021-A-FL2, 1.23%, (1 Month USD LIBOR + 1.15%), 05/15/36 (j)	938	938
Ares LV CLO Ltd
Series 2020-BR-55A, 0.00%, 07/15/34 (j)	424	424
Avoca CLO XVII Designated Activity Company
Series AR-17X, 0.96%, (3 Month EURIBOR + 0.96%), 10/15/32, EUR (b) (j)	103	122
Bain Capital Credit
Series 2017-BR-1A, 1.69%, (3 Month USD LIBOR + 1.50%), 07/20/30 (j)	350	350
BAMLL Commercial Mortgage Securities Trust 2015-200P
Series 2015-D-200P, REMIC, 3.72%, 04/16/25 (j)	130	137
Bank 2017-BNK8
Series 2017-B-BNK8, REMIC, 4.06%, 11/17/27 (j)	237	260
Bank 2017-BNK9
Series 2017-A4-BNK9, REMIC, 3.54%, 12/17/27	302	336
Bankers Healthcare Group Securitization Trust 2020
Series 2020-C-A, 5.17%, 09/17/31	110	112
Battalion CLO Ltd
Series 2020-A1-18A, 1.98%, (3 Month USD LIBOR + 1.80%), 10/15/32 (j)	264	265
Series 2020-B-18A, 2.48%, (3 Month USD LIBOR + 2.30%), 10/15/32 (j)	264	265
Series 2021-A-20A, 1.30%, (3 Month USD LIBOR + 1.18%), 07/15/34 (j)	285	285
Battalion CLO X Ltd.
Series 2016-A1R2-10A, 1.35%, (3 Month USD LIBOR + 1.17%), 01/25/35 (j)	347	347
Series 2016-A2R2-10A, 1.73%, (3 Month USD LIBOR + 1.55%), 01/25/35 (j)	250	250
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 0.43%, (1 Month USD LIBOR + 0.34%), 10/25/36 (i) (j)	91	85
BBCMS Mortgage Trust
Series 2017-E-DELC, REMIC, 2.57%, (1 Month USD LIBOR + 2.50%), 08/15/36 (i) (j)	261	260
Series 2018-C-TALL, REMIC, 1.19%, (1 Month USD LIBOR + 1.12%), 03/16/37 (i) (j)	744	727

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.39%, 02/18/54 (j)	8,422	814
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	780	817
Interest Only, Series 2021-XA-B25, REMIC, 1.23%, 04/17/54 (j)	4,517	398
Benefit Street Partners CLO II, Ltd.
Series 2013-A2R2-IIA, 1.63%, (3 Month USD LIBOR + 1.45%), 07/16/29 (j)	290	289
Benefit Street Partners CLO VI Ltd
Series 2015-A1R-VIA, REMIC, 1.43%, (3 Month USD LIBOR + 1.24%), 10/18/29 (j)	250	250
BHG Securitization Trust 2021-A
Series 2021-A-A, REMIC, 1.42%, 11/17/33	723	721
Series 2021-B-A, REMIC, 2.79%, 11/17/33	100	101
BHMS
Series 2018-A-ATLS, REMIC, 1.32%, (1 Month USD LIBOR + 1.25%), 07/16/35 (j)	1,034	1,035
Series 2018-C-ATLS, REMIC, 1.97%, (1 Month USD LIBOR + 1.90%), 07/16/35 (j)	459	459
Birch Grove CLO Ltd
Series A-19X, REMIC, 1.61%, (3 Month USD LIBOR + 1.49%), 06/16/31 (j)	506	506
BlueMountain CLO Ltd
Series 2021-A-28A, 1.44%, (3 Month USD LIBOR + 1.26%), 04/17/34 (j)	150	150
BlueMountain CLO XXII Ltd
Series 2018-B-22A, 1.68%, (3 Month USD LIBOR + 1.50%), 07/15/31 (j)	252	252
Brex Commercial Charge Card Master Trust
Series 2021-A-1, 2.09%, 07/17/23	860	867
British Airways Pass Through Trust 2020-1A
Series 2020-A-1A, 4.25%, 11/15/32	157	168
BSST 2021-SSCP Mortgage Trust
Series 2021-B-SSCP, 1.20%, 04/15/36 (j)	724	725
Series 2021-C-SSCP, 1.45%, 04/15/36 (j)	903	904
Series 2021-D-SSCP, 1.70%, 04/15/36 (j)	828	829
Series 2021-E-SSCP, 2.20%, 04/15/36 (j)	717	718
Series 2021-F-SSCP, 3.00%, 04/15/36 (j)	686	687
Series 2021-G-SSCP, 3.90%, 04/15/36 (j)	785	786
Series 2021-H-SSCP, 5.00%, 04/15/36 (j)	550	551
BWAY 2013-1515 Mortgage Trust
Series 2013-D-1515, REMIC, 3.63%, 03/12/25	581	608
BX Commercial Mortgage Trust
Series 2018-E-BIOA, REMIC, 2.02%, (1 Month USD LIBOR + 1.95%), 03/16/37 (j)	1,397	1,399
BX Commercial Mortgage Trust 2018-BIOA
Series 2018-B-BIOA, REMIC, 0.94%, (1 Month USD LIBOR + 0.87%), 03/15/37 (j)	100	100
Series 2018-F-BIOA, REMIC, 2.54%, (1 Month USD LIBOR + 2.47%), 03/15/37 (j)	1,169	1,168
Series 2018-D-BIOA, REMIC, 1.39%, (1 Month USD LIBOR + 1.32%), 03/16/37 (j)	424	424
BX Commercial Mortgage Trust 2018-IND
Series 2018-G-IND, REMIC, 2.12%, (1 Month USD LIBOR + 2.05%), 11/15/35 (j)	597	598
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 0.99%, (1 Month USD LIBOR + 0.92%), 10/15/21 (j)	358	358
Series 2019-G-XL, REMIC, 2.37%, (1 Month USD LIBOR + 2.30%), 10/15/21 (j)	1,335	1,336
Series 2019-J-XL, REMIC, 2.72%, (1 Month USD LIBOR + 2.65%), 10/15/21 (j)	2,264	2,266
BX Commercial Mortgage Trust 2020-BXLP
Series 2020-D-BXLP, REMIC, 1.32%, (1 Month USD LIBOR + 1.25%), 12/15/21 (j)	333	333
Series 2020-F-BXLP, REMIC, 2.07%, (1 Month USD LIBOR + 2.00%), 12/15/21 (j)	411	411
Series 2020-G-BXLP, REMIC, 2.57%, (1 Month USD LIBOR + 2.50%), 12/15/21 (j)	480	480
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	249
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-G-VKNG, REMIC, 3.35%, (1 Month USD LIBOR + 3.25%), 10/15/25 (j)	210	210
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 2.90%, 06/15/23 (j)	2,610	2,615
BX Commercial Mortgage Trust 2021-VINO
Series 2021-F-VINO, REMIC, 2.86%, (1 Month USD LIBOR + 2.75%), 05/15/23 (j)	1,942	1,942
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (j)	1,238	1,328
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (j)	1,735	1,819
BX Trust 2021-MFM1
Series 2021-E-MFM1, REMIC, 2.32%, (1 Month USD LIBOR + 2.25%), 01/17/23 (j)	510	510
Series 2021-F-MFM1, REMIC, 3.07%, (1 Month USD LIBOR + 3.00%), 01/17/23 (j)	780	785
Cambridge Trust Company
Series 2019-E-LIFE, REMIC, 2.22%, (1 Month USD LIBOR + 2.15%), 12/15/37 (j)	336	336
Canyon Capital CLO Ltd
Series 2019-A1R-1A, 1.18%, (3 Month USD LIBOR + 1.10%), 04/15/32 (j)	250	250
Series 2019-BR-1A, 1.78%, (3 Month USD LIBOR + 1.70%), 04/15/32 (j)	250	250
Canyon CLO 2020-3, Ltd
Series 2020-B-3A, 1.92%, (3 Month USD LIBOR + 1.70%), 01/17/34 (j)	250	250
Catskill Park CLO Ltd
Series 2017-A1B-1A, 1.54%, (3 Month USD LIBOR + 1.35%), 04/20/29 (j)	254	254
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (j)	132	142
Cedar Funding VI CLO Ltd
Series 2016-ARR-6A, 1.24%, (3 Month USD LIBOR + 1.05%), 04/20/34 (j)	200	200
CFCRE Trust
Series 2018-C-TAN, REMIC, 5.29%, 02/17/23	166	172
CFCRE Trust 2018-TAN
Series 2018-E-TAN, REMIC, 6.45%, 02/17/23 (j)	184	190
Chenango Park CLO Ltd
Series 2018-A2-1A, 1.73%, (3 Month USD LIBOR + 1.55%), 04/15/30 (j)	264	264
CIFC European Funding CLO II Designated Activity Company
Series B1-2X, 1.06%, (3 Month EURIBOR + 1.60%), 04/15/33, EUR (b) (j)	100	119
CIFC Funding 2013-II Ltd
Series 2013-A1-3RA, 1.16%, (3 Month USD LIBOR + 0.98%), 04/24/31 (j)	250	250
CIFC Funding 2013-III-R Ltd
Series 2014-BR2-3A, 1.98%, (3 Month USD LIBOR + 1.80%), 10/22/31 (j)	350	348
CIFC Funding 2021-III Ltd
Series 2021-A-4A, 0.00%, (3 Month USD LIBOR + 1.05%), 07/15/33 (j)	281	282
CIFC Funding Ltd
Series 2015-BRR-1A, 1.63%, (3 Month USD LIBOR + 1.45%), 01/22/31 (j)	250	250
CIFC Funding Ltd 2015-I
Series 2018-A-1A, 1.19%, (3 Month USD LIBOR + 1.00%), 04/18/31 (j)	250	250
Citigroup Commercial Mortgage Trust
Series 2014-AS-GC23, REMIC, 3.86%, 07/12/24	848	908
Series 2014-D-GC19, REMIC, 5.26%, 03/12/47 (j)	194	208
Citigroup Commercial Mortgage Trust 2018-C6
Series 2018-A4-C6, REMIC, 4.41%, 11/13/28	306	358
COMM Mortgage Trust
Series 2014-C-CR17, REMIC, 4.95%, 05/10/24 (j)	308	324
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	608	648
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 1.14%, (1 Month USD LIBOR + 1.05%), 11/25/35 (i) (j)	69	65

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Cook Park CLO, Ltd.
Series 2018-B-1A, 1.59%, (3 Month USD LIBOR + 1.40%), 04/17/30 (j)	258	258
CORE 2019-CORE Mortgage Trust
Series 2019-F-CORE, REMIC, 2.42%, (1 Month USD LIBOR + 2.35%), 12/15/31 (j)	246	243
Credit Suisse Mortgage Capital Certificates
Series 2019-A-ICE4, REMIC, 1.05%, (1 Month USD LIBOR + 0.98%), 05/15/36 (j)	171	171
Series 2019-C-ICE4, REMIC, 1.50%, (1 Month USD LIBOR + 1.43%), 05/15/36 (j)	283	283
Series 2019-D-ICE4, REMIC, 1.67%, (1 Month USD LIBOR + 1.60%), 05/15/36 (j)	960	962
Series 2019-E-ICE4, REMIC, 2.22%, (1 Month USD LIBOR + 2.15%), 05/15/36 (j)	810	812
Crown Point CLO 10 Ltd
Series 2021-A-10A, 1.30%, (3 Month USD LIBOR + 1.17%), 07/20/34 (j)	283	284
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.78%, 11/18/25 (j)	196	210
CSAIL Commercial Mortgage Trust
Series 2019-A3-C19, REMIC, 2.56%, 03/15/30	1,802	1,872
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 1.30%, (1 Month USD LIBOR + 1.23%), 05/15/36 (j)	274	274
Series 2019-F-ICE4, REMIC, 2.72%, (1 Month USD LIBOR + 2.65%), 05/15/36 (j)	1,250	1,252
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	617	635
DBGS 2018-BIOD Mortgage Trust
Series 2018-B-BIOD, REMIC, 0.96%, (1 Month USD LIBOR + 0.89%), 05/15/35 (i) (j)	97	98
Series 2018-D-BIOD, REMIC, 1.37%, (1 Month USD LIBOR + 1.30%), 05/15/35 (i) (j)	293	293
DBWF 2018-GLKS Mortgage Trust
Series 2018-B-GLKS, REMIC, 1.44%, (1 Month USD LIBOR + 1.35%), 12/19/25 (j)	344	344
Series 2018-C-GLKS, REMIC, 1.84%, (1 Month USD LIBOR + 1.75%), 12/19/25 (j)	250	250
Dryden 50 Senior Loan Fund
Series 2017-B-50A, 1.83%, (3 Month USD LIBOR + 1.65%), 07/15/30 (j)	250	250
Dryden 60 CLO, Ltd.
Series 2018-A-60A, 1.23%, (3 Month USD LIBOR + 1.05%), 07/15/31 (j)	250	250
Dryden 77 CLO, Ltd.
Series 2020-AR-77A, 1.26%, (3 Month USD LIBOR + 1.12%), 05/22/34 (j)	258	258
Dryden Senior Loan Fund
Series 2021-A1-87A, 0.00%, (3 Month USD LIBOR + 1.10%), 05/22/34 (j)	105	105
Elmwood CLO II Ltd
Series 2019-BR-2A, 1.84%, (3 Month USD LIBOR + 1.65%), 04/20/34 (j)	350	350
Extended Stay America, Inc.
Series 2021-D-ESH, REMIC, 0.00%, 07/17/23 (j)	2,350	2,367
Series 2021-E-ESH, REMIC, 0.00%, 07/17/23 (j)	1,520	1,531
Flatiron CLO 21 Ltd
Series 2021-A1-1A, 1.24%, (3 Month USD LIBOR + 1.11%), 07/19/34 (j)	500	500
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 1.32%, (1 Month USD LIBOR + 1.22%), 05/18/38 (i) (j)	180	180
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 1.35%, (3 Month USD LIBOR + 1.20%), 04/17/34 (j)	256	256
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-D-GCT, REMIC, 2.42%, (1 Month USD LIBOR + 2.35%), 02/15/23 (j)	120	120
GoldenTree Loan Opportunities IX, Limited
Series 2014-BR2-9A, 1.78%, (3 Month USD LIBOR + 1.60%), 10/29/29 (j)	250	250
GoodLeap Sustainable Home Solutions Trust 2021-3
Series 2021-A-3CS, 2.10%, 05/20/48 (f)	2,420	2,419
Gracie Point International Funding 2021-1
Series 2021-B-1A, 1.51%, (1 Month USD LIBOR + 1.40%), 11/01/23 (j)	190	190
Series 2021-C-1A, 2.51%, (1 Month USD LIBOR + 2.40%), 11/01/23 (j)	260	260
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 1.22%, 06/15/23 (j)	230	230
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	706
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.85%, 12/12/53 (j)	998	128
Gulf Stream Meridian 1 Ltd
Series 2020-A1-IA, 1.55%, (3 Month USD LIBOR + 1.37%), 04/15/33 (j)	762	762
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 1.26%, (3 Month USD LIBOR + 1.20%), 07/17/34 (j)	705	706
Harvest CLO XVIII Designated Activity Company
Series B-18X, 1.20%, (3 Month EURIBOR + 1.20%), 10/15/30, EUR (b) (j)	102	120
Holland Park CLO Designated Activity Company
Series A1RR-1X, 0.92%, (3 Month EURIBOR + 0.92%), 11/14/32, EUR (b) (j)	100	119
HPS Loan Management, Ltd.
Series 10A-A1RR-16, 1.27%, (3 Month USD LIBOR + 1.14%), 04/20/34 (j)	283	283
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 3.08%, 08/12/26 (j)	138	139
Invesco Euro CLO II Designated Activity Company
Series B1-2X, 1.80%, (3 Month EURIBOR + 1.80%), 08/15/32, EUR (b) (j)	100	119
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 2.33%, (1 Month USD LIBOR + 2.25%), 07/07/23 (i) (j)	192	192
Series 2018-DFX-WPT, REMIC, 5.35%, 07/07/23	330	347
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-F-MFP, REMIC, 3.07%, (1 Month USD LIBOR + 3.00%), 07/15/21 (j)	997	983
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
Series 2021-E-MHC, REMIC, 2.55%, (1 Month USD LIBOR + 2.45%), 04/15/26 (j)	1,190	1,193
Series 2021-F-MHC, REMIC, 3.05%, (1 Month USD LIBOR + 2.95%), 04/15/26 (j)	1,250	1,253
JPMCC Commercial Mortgage Securities Trust 2019-COR4
Series 2019-A5-COR4, REMIC, 4.03%, 12/12/28	661	757
Lendmark Funding Trust
Series 2021-A-1A, 1.90%, 05/20/26	1,750	1,764
Series 2021-B-1A, 2.47%, 05/20/26	450	451
Series 2021-C-1A, 3.41%, 05/20/26	350	351
LIFE 2021-BMR Mortgage Trust
Series 2021-F-BMR, 2.42%, (1 Month USD LIBOR + 2.35%), 03/15/23 (j)	2,370	2,377
LoanCore 2021-CRE5 Issuer Ltd
Series 2021-A-CRE5, REMIC, 1.40%, (1 Month USD LIBOR + 1.30%), 07/15/36 (j)	700	701
Loanpal Solar Loan 2020-2 Ltd
Series 2020-A-2GF, 2.75%, 02/20/35	713	738
Logan CLO I Ltd.
Series 2021-A-1A, 1.29%, (3 Month USD LIBOR + 1.16%), 07/20/34 (j)	285	285
Madison Park Funding XI, Ltd.
Series 2013-AR2-11A, REMIC, 1.07%, (3 Month USD LIBOR + 0.90%), 07/23/29 (j)	385	385
Madison Park Funding XIII, Ltd
Series 2014-BR2-13A, 1.69%, (3 Month USD LIBOR + 1.50%), 04/19/30 (j)	250	250

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Madison Park Funding XLV Ltd
Series 2020-AR-45A, 0.00%, (3 Month USD LIBOR + 1.12%), 07/17/34 (j)	250	250
Madison Park Funding XXXVI Ltd
Series 2019-B1-36A, 2.03%, (3 Month USD LIBOR + 1.85%), 01/18/33 (j)	251	251
Madison Park Funding XXXVIII Ltd
Series 2021-A-38A, 1.25%, (3 Month USD LIBOR + 1.12%), 07/17/34 (j)	269	269
Mariner CLO 2016-3 LLC
Series 2016-AR2-3A, 1.16%, (3 Month USD LIBOR + 0.99%), 07/23/29 (j)	250	250
Mariner Finance Issuance Trust 2020-A
Series 2020-A-AA, 2.19%, 08/21/34	900	914
Mercury Financial Credit Card Master Trust
Series 2021-A-1A, 1.54%, 03/20/24	3,230	3,240
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-A-FL6, 1.20%, (1 Month USD LIBOR + 1.10%), 07/18/36 (j)	450	450
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-E-MHC, REMIC, 2.17%, (1 Month USD LIBOR + 2.10%), 04/15/26 (j)	2,480	2,483
Series 2021-F-MHC, REMIC, 2.67%, (1 Month USD LIBOR + 2.60%), 04/15/26 (j)	1,910	1,913
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Series 2015-C-C24, REMIC, 4.49%, 07/17/25 (j)	99	105
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
Series 2016-A4-C32, REMIC, 3.72%, 12/17/26	518	577
Morgan Stanley Capital I Trust 2018-MP
Series 2018-A-MP, REMIC, 4.42%, 07/13/28 (j)	338	383
Morgan Stanley Capital I Trust 2020-L4
Series 2020-A3-L4, REMIC, 2.70%, 02/15/30 (j)	436	461
Mosaic Solar Loan Trust
Series 2017-A-2A, 3.82%, 01/22/30	215	228
Series 2021-A-2A, 1.64%, 08/21/34 (f)	1,480	1,475
Series 2021-B-2A, 2.09%, 06/20/35 (f)	590	587
Navient Funding, LLC
Series 2006-A5-A, 0.41%, (3 Month USD LIBOR + 0.29%), 06/15/39 (j)	1,023	993
Series 2005-A4-B, REMIC, 0.45%, (3 Month USD LIBOR + 0.33%), 06/15/39 (j)	2,403	2,339
Navient Private Education Refi Loan Trust
Series 2021-A-DA, 1.26%, (Prime + -1.99%), 04/15/60 (j)	2,990	2,990
Series 2021-B-DA, 2.61%, 04/15/60	450	450
Series 2021-C-DA, 3.48%, 04/15/60	1,150	1,161
Series 2021-D-DA, 4.00%, 04/15/60	370	361
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	218	223
Nelnet Student Loan Trust
Series 2021-AFX-BA, 1.42%, 04/20/62	3,490	3,489
Series 2021-B-BA, 2.68%, 04/20/62	3,530	3,528
Series 2021-C-BA, 3.57%, 04/20/62	980	980
Series 2021-D-BA, 4.75%, 04/20/62	290	290
Nelnet Student Loan Trust 2021-A
Series 2021-A1-A, 0.90%, 04/20/62 (j)	4,710	4,686
Series 2021-A2-A, 1.13%, 04/20/62 (j)	1,960	1,961
Series 2021-B2-A, 2.85%, 04/20/62	3,780	3,840
Series 2021-C-A, 3.75%, 04/20/62	2,190	2,233
Series 2021-D-A, 4.93%, 04/20/62	930	953
Neuberger Berman CLO XVI-S Ltd.
Series 2017-AR-16SA, 1.24%, (3 Month USD LIBOR + 1.04%), 04/17/34 (j)	400	400
Neuberger Berman CLO Ltd
Series 2021-A-42A, 1.24%, 07/16/35 (j)	194	194
Oak Hill European Credit Partners VI Designated Activity Company
Series 2017-B1-6X, 1.20%, (3 Month EURIBOR + 1.20%), 01/20/32, EUR (b) (j)	104	122
Ocean Trails CLO VI
Series 2016-BRR-6A, 1.63%, 07/17/28 (j)	200	200
Series 2016-CRR-6A, 2.43%, 07/17/28 (j)	150	150
OCP CLO 2017-13 Ltd
Series 2017-A2A-13A, 1.98%, (3 Month USD LIBOR + 1.80%), 07/15/30 (j)	264	264
OCP CLO Ltd
Series 2014-A2R-5A, 1.58%, (3 Month USD LIBOR + 1.40%), 04/28/31 (j)	200	199
OCP Euro CLO 2017-1 Designated Activity Company
Series 2017-B-2X, 1.35%, (3 Month EURIBOR + 1.35%), 01/15/32, EUR (b) (j)	104	123
Octagon Investment Partners 48 Ltd
Series 2020-C-3A, 2.74%, (3 Month USD LIBOR + 2.55%), 10/20/31 (j)	250	250
OHA Credit Funding 3 LTD
Series 2019-B1-3A, 1.99%, (3 Month USD LIBOR + 1.80%), 07/20/32 (j)	256	256
Series 2019-BR-3A, 0.00%, (3 Month USD LIBOR + 1.65%), 07/02/35 (j)	256	256
Onemain Financial Issuance Trust 2021-1
Series 2021-C-1A, 2.22%, 11/14/27	100	100
Series 2021-D-1A, 2.47%, 06/16/36	180	181
Oportun Issuance Trust 2021-B
Series 2021-A-B, 1.47%, 05/08/31	1,100	1,102
Series 2021-B-B, 1.96%, 05/08/31	210	211
Series 2021-C-B, 3.65%, 05/08/31	100	100
OZLM XVIII Ltd
Series 2018-A-18A, 1.20%, (3 Month USD LIBOR + 1.02%), 04/15/31 (j)	260	260
Pagaya AI Debt Selection Trust 2021-2
Series 2021-NOTE-2, 3.00%, 01/25/29 (f)	2,490	2,511
Palmer Square CLO 2018-3 Ltd
Series 2018-B-3A, 2.06%, (3 Month USD LIBOR + 1.90%), 08/17/26 (j)	258	259
Palmer Square Loan Funding 2018-5, LLC
Series 2018-A2-5A, 1.59%, (3 Month USD LIBOR + 1.40%), 01/20/27 (j)	268	268
Palmer Square Loan Funding Ltd
Series 2019-A2-2A, 1.79%, (3 Month USD LIBOR + 1.60%), 04/20/27 (j)	255	255
Series 2015-A1A4-1A, 1.24%, (3 Month USD LIBOR + 1.13%), 05/22/34 (j)	921	922
Progress Residential 2021-SFR3 Trust
Series 2021-F-SFR3, REMIC, 3.44%, 05/19/26	419	420
Recette CLO, Ltd.
Series 2015-BRR-1A, 1.59%, (3 Month USD LIBOR + 1.40%), 04/20/34 (j)	250	250
Rockford Tower CLO Ltd
Series 2021-A1-1A, 1.29%, (3 Month USD LIBOR + 1.17%), 07/20/34 (j)	388	389
Rockford Tower Europe CLO 2018-1 Designated Activity Company
Series 2018-B-1X, 1.85%, (3 Month EURIBOR + 1.85%), 12/20/31, EUR (b) (j)	100	118
Romark WM-R Ltd
Series 2018-A1-1A, 1.22%, (3 Month USD LIBOR + 1.03%), 04/21/31 (j)	247	247
RR 1 LLC
Series 2017-A1AB-1A, 1.23%, (3 Month USD LIBOR + 1.15%), 07/16/35 (j)	250	250
Signal Peak CLO 3 Ltd
Series 2016-BR2-3A, 1.67%, (3 Month USD LIBOR + 1.50%), 07/23/29 (j)	250	250
Signal Peak CLO 8 Ltd
Series 2020-B-8A, 1.84%, (3 Month USD LIBOR + 1.65%), 04/20/33 (j)	250	250
Sixth Street CLO XIX Ltd
Series 2021-A-19A, 0.00%, (3 Month USD LIBOR + 1.10%), 07/20/34 (j)	283	283
SLM Private Credit Student Loan Trust 2007-A
Series 2007-A4A-A, 0.36%, (3 Month USD LIBOR + 0.24%), 12/15/41 (j)	911	894
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 4.82%, (1 Month USD LIBOR + 4.75%), 04/15/24 (j)	2,470	2,756
SMB Private Education Loan Trust 2019-A
Series 2019-A2A-A, 3.44%, 07/15/36	767	804

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
SMB Private Education Loan Trust 2020-B
Series 2020-B-BA, REMIC, 2.76%, 07/15/53	580	579
SMB Private Education Loan Trust 2021-A
Series 2021-B-A, 2.31%, 01/15/53	930	944
Series 2021-C-A, 2.99%, 01/15/53	2,290	2,314
Series 2021-D1-A, 3.86%, 01/15/53	1,230	1,221
Series 2021-D2-A, 3.86%, 01/15/53	670	665
SMB Private Education Loan Trust 2021-C
Series 2021-A2-C, REMIC, 0.89%, (1 Month USD LIBOR + 0.80%), 01/15/53 (j)	2,200	2,200
Series 2021-B-C, REMIC, 2.30%, 01/15/53	230	230
Series 2021-C-C, REMIC, 3.00%, 01/15/53	190	190
Series 2021-D-C, REMIC, 3.93%, 01/15/53	100	100
SoFi Professional Loan Program 2018-B Trust
Series 2018-A2FX-B, 3.34%, 06/25/27	170	174
SoFi Professional Loan Program 2019-A Trust
Series 2019-A2FX-A, 3.69%, 06/15/48	420	435
Sound Point CLO, Ltd.
Series 2020-A1-3A, 1.53%, (3 Month USD LIBOR + 1.28%), 01/26/32 (j)	264	265
TICP CLO VI 2016-2 Ltd
Series 2016-AR2-6A, 1.30%, (3 Month USD LIBOR + 1.12%), 01/17/34 (j)	250	250
TICP CLO XII Ltd
Series 2018-A-12A, 1.29%, (3 Month USD LIBOR + 1.11%), 01/15/31 (j)	250	250
Series 2018-B-12A, 1.83%, (3 Month USD LIBOR + 1.65%), 01/15/31 (j)	310	310
TPGI Trust
Series 2021-F-DGWD, 3.10%, (1 Month USD LIBOR + 3.00%), 06/17/26 (j)	551	551
TRESTLES CLO III LTD
Series 2020-A1-3A, 1.52%, (3 Month USD LIBOR + 1.33%), 01/20/33 (j)	380	381
Trinitas CLO XI Ltd
Series 2019-C-11A, 3.33%, (3 Month USD LIBOR + 3.15%), 07/15/32 (j)	261	258
Trinitas CLO XIV, Ltd.
Series 2020-B-14A, 2.18%, (3 Month USD LIBOR + 2.00%), 01/25/34 (j)	250	250
Series 2020-C-14A, 3.18%, (3 Month USD LIBOR + 3.00%), 01/25/34 (j)	257	252
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	192
UBS-Barclays Commercial Mortgage Trust 2012-C3
Series 2012-D-C3, REMIC, 5.21%, 09/12/22 (j)	286	291
United Airlines Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	3,022	3,361
United Airlines, Inc.
Series 2020-B-1, 4.88%, 01/15/26	88	94
Upstart Pass-Through Trust Series
Series 2021-A-ST5, 2.00%, 07/20/27	140	141
Upstart Pass-Through Trust Series 2021-ST4
Series 2021-A-ST4, 2.00%, 07/20/27	280	280
VMC Finance 2021-FL4 LLC
Series 2021-A-FL4, REMIC, 1.19%, (1 Month USD LIBOR + 1.10%), 06/18/36 (j)	941	941
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 4.03%, 01/12/27 (j)	325	333
Voya Clo 2017-3 Ltd
Series 2017-A1R-3A, 1.23%, (3 Month USD LIBOR + 1.04%), 04/20/34 (j)	150	150
Voya Euro CLO II Designated Activity Company
Series B1R-2A, 0.00%, 07/15/35, EUR (e) (j)	250	296
Wells Fargo & Company
Series 2015-AS-C28, REMIC, 3.87%, 04/17/25 (j)	500	539
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (j)	507	539
Wells Fargo Commercial Mortgage Trust 2017-C38
Series 2017-C-C38, REMIC, 3.90%, 06/17/27 (j)	212	227
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.87%, 06/15/28 (j)	332	370
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 2.01%, 07/17/53 (j)	5,173	725
Wells Fargo Commercial Mortgage Trust 2021-C59
Interest Only, Series 2021-XA-C59, REMIC, 1.69%, 04/17/54 (j)	2,902	346
Whitebox Clo II Ltd
Series 2020-A1-2A, 1.93%, (3 Month USD LIBOR + 1.75%), 10/24/31 (j)	265	266
York CLO-6 Ltd
Series 2019-A1-1A, 1.53%, (3 Month USD LIBOR + 1.35%), 07/22/32 (j)	478	478
Total Non-U.S. Government Agency Asset-Backed Securities (cost $160,659)		162,556
SENIOR FLOATING RATE INSTRUMENTS 1.9%
Consumer Discretionary 0.6%
ACProducts, Inc.
2021 Term Loan B, 4.75%, (6 Month USD LIBOR + 4.25%), 05/17/28 (j)	1,282	1,275
Aimbridge Acquisition Co., Inc.
2020 Incremental Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/01/26 (j)	1,405	1,404
Babilou Family
Term Loan, 4.25%, (3 Month EURIBOR + 4.25%), 11/17/27, EUR (j)	4,036	4,784
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.59%, (1 Month USD LIBOR + 4.50%), 06/19/25 (j)	666	668
ECL Entertainment, LLC
Term Loan, 8.25%, (1 Month USD LIBOR + 7.50%), 03/31/28 (j) (n)	1,019	1,039
Herschend Entertainment Company, LLC
Term Loan B, 6.75%, (3 Month USD LIBOR + 5.75%), 08/18/25 (j)	1,694	1,703
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 05/20/28 (j) (q)	1,801	1,802
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.84%, (1 Month USD LIBOR + 1.75%), 10/25/23 (j)	2,923	2,897
IRB Holding Corp
2020 Fourth Amendment Incremental Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 11/19/27 (j)	1,716	1,715
J&J Ventures Gaming, LLC
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 04/07/28 (j)	1,134	1,137
Jo-Ann Stores, LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 06/30/28 (j) (q)	550	547
LBM Acquisition LLC
Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/08/27 (j) (q)	37	37
Delayed Draw Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/08/27 (j)	74	73
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/08/27 (j)	499	495
Leslie's Poolmart, Inc.
Term Loan, 3.25%, (3 Month USD LIBOR + 2.75%), 03/02/28 (j)	1,237	1,231
Michaels Companies, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/08/28 (j)	466	468
SRS Distribution Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 05/20/28 (j)	1,473	1,471
The Enterprise Development Authority
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (j)	2,198	2,204
Tory Burch LLC
Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (j)	544	542

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
WOOF Holdings, Inc
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/16/27 (j)	296	296
		25,788
Communication Services 0.3%
Cablevision Lightpath LLC
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/15/27 (j)	361	361
Metronet Systems Holdings, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 05/26/28 (j) (q)	42	42
Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 05/26/28 (j)	377	377
Playtika Holding Corp
2021 Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 03/11/28 (j)	2,494	2,481
Univision Communications Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 05/06/28 (j) (q)	740	737
Ziggo B.V.
Term Loan, 3.00%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (j)	6,053	7,109
		11,107
Information Technology 0.3%
Applied Systems, Inc.
2017 1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 09/06/24 (j)	261	261
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 2.25%), 09/06/24 (j)	4	4
Avaya, Inc.
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 12/15/27 (j) (q)	205	206
2021 Term Loan B2, 4.07%, (1 Month USD LIBOR + 4.00%), 12/15/27 (j)	205	205
2020 Term Loan B, 4.32%, (1 Month USD LIBOR + 4.25%), 12/15/27 (j)	446	447
Flexera Software LLC
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 01/26/28 (j)	444	445
Informatica LLC
2020 USD Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 02/19/27 (j)	1,347	1,338
LogMeIn, Inc.
Term Loan B, 4.83%, (1 Month USD LIBOR + 4.75%), 08/31/27 (j)	1,515	1,512
McAfee, LLC
2018 USD Term Loan B, 3.85%, (3 Month USD LIBOR + 3.75%), 09/29/24 (j)	444	444
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (j)	966	968
Proofpoint, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 06/09/28 (j) (q)	393	391
RealPage, Inc
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/18/28 (j)	1,051	1,047
Signal Parent, Inc.
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 03/24/28 (j)	960	942
Surf Holdings, LLC
USD Term Loan , 3.63%, (3 Month USD LIBOR + 3.50%), 01/15/27 (j)	914	908
Ultimate Software Group Inc(The)
2021 Incremental Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 05/04/26 (j)	711	712
VS Buyer, LLC
Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 02/19/27 (j)	764	761
Western Digital Corporation
2018 Term Loan B4, 1.84%, (1 Month USD LIBOR + 1.75%), 04/29/23 (j)	351	350
		10,941
Industrials 0.2%
Boels Topholding BV
Term Loan B, 4.00%, (3 Month EURIBOR + 4.00%), 02/06/27, EUR (j)	4,780	5,635
Columbus McKinnon Corporation
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 04/07/28 (j)	161	161
Dun & Bradstreet Corporation (The)
Term Loan, 3.35%, (1 Month USD LIBOR + 3.25%), 02/01/26 (j)	444	442
Foundation Building Materials Holding Company LLC
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 02/03/28 (j)	395	393
Hertz Corporation, (The)
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (j) (q)	972	971
2021 Term Loan C, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (j) (q)	183	183
Project Ruby Ultimate Parent Corp.
1st Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/02/28 (j)	1,598	1,592
		9,377
Consumer Staples 0.2%
City Brewing Company, LLC
Closing Date Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 03/30/28 (j)	670	673
Conair Holdings, LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/13/28 (j)	371	372
Knowlton Development
Term Loan, 5.00%, (3 Month EURIBOR + 5.00%), 12/22/25, EUR (j)	3,583	4,253
Shearer's Foods, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 09/15/27 (j)	587	587
Sovos Brands Intermediate, Inc.
2021 Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 06/02/28 (j)	280	281
Triton Water Holdings, Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (j)	941	940
		7,106
Health Care 0.2%
Athenahealth, Inc.
2021 Term Loan B1, 4.41%, (3 Month USD LIBOR + 4.25%), 02/11/26 (j)	423	424
Avantor Funding, Inc.
2020 Incremental Term Loan B4, 3.25%, (1 Month USD LIBOR + 2.25%), 10/30/27 (j)	295	295
Bausch Health Companies Inc.
2018 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 05/19/25 (j)	1,630	1,622
Gentiva Health Services, Inc.
2020 Term Loan, 2.87%, (3 Month USD LIBOR + 2.75%), 07/02/25 (j)	411	410
Jazz Financing Lux S.a.r.l.
USD Term Loan , 4.00%, (1 Month USD LIBOR + 3.50%), 04/22/28 (j)	2,407	2,414
Organon & Co
USD Term Loan , 3.50%, (3 Month USD LIBOR + 3.00%), 04/07/28 (j)	1,000	1,001
Select Medical Corporation
2017 Term Loan B, 2.35%, (1 Month USD LIBOR + 2.25%), 02/13/24 (j)	297	294
		6,460
Materials 0.1%
American Rock Salt Company LLC
2021 Term Loan, 4.75%, (1 Month USD LIBOR + 4.00%), 06/04/28 (j)	330	330
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 03/16/27 (j)	1,813	1,816
White Cap Buyer LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 10/08/27 (j)	2,515	2,519
		4,665

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Energy 0.0%
DT Midstream, Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.00%), 12/31/24 (j) (q)	1,117	1,118
ITT Holdings LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 2.75%), 07/30/28 (j) (q)	498	497
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 03/31/28 (j)	328	327
		1,942
Financials 0.0%
Park River Holdings Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 01/20/28 (j)	955	949
Raptor Acquisition Corp.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 11/01/26 (j) (q)	243	243
		1,192
Utilities 0.0%
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (j)	920	906
Total Senior Floating Rate Instruments (cost $78,213)		79,484
INVESTMENT COMPANIES 1.5%
Consumer Discretionary Select Sector SPDR Fund	19	3,409
Energy Select Sector SPDR Fund (d)	15	793
Financial Select Sector SPDR Fund	24	891
Health Care Select Sector SPDR Fund (c)	31	3,946
Industrial Select Sector SPDR Fund (c)	73	7,444
Invesco Senior Loan ETF	282	6,243
iShares China Large-Cap ETF (c) (r)	71	3,293
iShares iBoxx USD High Yield Corporate Bond ETF (r)	2	161
iShares Latin America 40 ETF (c) (r)	58	1,833
iShares MSCI Brazil Capped ETF (c) (r)	85	3,429
iShares MSCI Emerging Markets ETF (c) (d) (r)	8	466
iShares MSCI Japan ETF (c) (r)	35	2,397
iShares Nasdaq Biotechnology Index Fund (c) (r)	3	506
iShares S&P 500 Value ETF (c) (r)	35	5,119
KraneShares Bosera MSCI China A ETF - Class A (c)	28	1,352
KraneShares CSI China Internet ETF (c)	21	1,467
SPDR Blackstone/ GSO Senior Loan ETF	48	2,240
SPDR Bloomberg Barclays High Yield Bond ETF (c)	12	1,289
SPDR EURO STOXX 50 ETF (c)	14	638
SPDR Gold Trust ETF (c) (d)	48	8,023
SPDR S&P Oil & Gas Exploration & Production ETF (c) (d)	32	3,082
United States Oil Fund, LP (c)	18	880
Utilities Select Sector SPDR Fund (c)	25	1,557
VanEck Vectors Semiconductor ETF (c)	5	1,207
Total Investment Companies (cost $56,676)		61,665
PREFERRED STOCKS 0.7%
Consumer Discretionary 0.4%
Aptiv PLC, 5.50%, 06/15/23 (m)	21	3,681
Porsche Automobil Holding SE (m)	20	2,123
Volkswagen AG (m)	38	9,491
		15,295
Financials 0.2%
Itau Unibanco Holding S.A. (m)	156	937
T-Mobile US, Inc., 5.25%, 06/01/23 (e) (m)	5	6,620
Wells Fargo & Company, 7.50% (l) (m)	1	1,363
		8,920
Health Care 0.1%
Becton, Dickinson and Company, 6.00%, 06/01/23 (c) (m)	77	4,138
Boston Scientific Corporation, 5.50%, 06/01/23 (m)	14	1,579
Roche Holding AG	—	70
Sartorius AG	—	64
		5,851
Total Preferred Stocks (cost $26,955)		30,066
TRUST PREFERREDS 0.1%
Financials 0.1%
Citigroup Capital XIII (c)	96	2,682
GMAC Capital Trust I (c)	61	1,536
Total Trust Preferreds (cost $4,248)		4,218
WARRANTS 0.0%
Cano Health, Inc. (a)	41	152
Climate Change Crisis Real Impact I Acquisition Corporation (a)	23	93
Compagnie Financiere Richemont SA (a)	1	1
Hedosophia European Growth (a) (f)	40	33
Latch, Inc. (a)	53	184
Rotor Acquisition Corp. (a)	95	117
Tortoise Acquisition Corp. II (a)	24	51
TPG Pace Beneficial Finance Corp. (a)	10	34
Total Warrants (cost $667)		665
SHORT TERM INVESTMENTS 8.9%
Investment Companies 7.1%
JNL Government Money Market Fund - Institutional Class, 0.01% (r) (s)	295,000	295,000
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (r) (s)	77,577	77,577
Total Short Term Investments (cost $372,577)		372,577
Total Investments 98.0% (cost $3,396,842)		4,088,252
Total Securities Sold Short (0.5)% (proceeds $20,020)		(21,595)
Total Purchased Options 0.4% (cost $20,815)		17,921
Other Derivative Instruments (0.4)%		(18,679)
Other Assets and Liabilities, Net 2.5%		105,856
Total Net Assets 100.0%		4,171,755

(a)  Non-income producing security.

(b)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c)  All or a portion of the security was on loan as of June 30, 2021.

(d)  All or a portion of the security is subject to a written call option.

(e)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $149,015 and 3.6% of the Fund.

(f)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) All or a portion of the security is pledged or segregated as collateral.

(h)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(j)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m)  Convertible security.

(n)  Security fair valued in good faith as a Level 2 security in accordance with the

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o)  As of June 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(p)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(q) This senior floating rate interest will settle after June 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(r)  Investment in affiliate.

(s)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.5%)
COMMON STOCKS (0.5%)
Consumer Staples (0.2%)
Hershey Co.	(7)	(1,273)
JM Smucker Co.	(8)	(1,009)
Walgreens Boots Alliance, Inc.	(123)	(6,447)
		(8,729)
Information Technology (0.2%)
Appian Corporation - Class A	(30)	(4,150)
Snowflake Inc. - Class A	(11)	(2,723)
		(6,873)
Consumer Discretionary (0.1%)
Doordash, Inc. - Class A	(16)	(2,803)
Nordstrom Inc.	(13)	(462)
Tesla Inc.	(4)	(2,728)
		(5,993)
Total Common Stocks (proceeds $20,020)		(21,595)
Total Securities Sold Short (0.5%) (proceeds $20,020)		(21,595)

Summary of Investments by Country^	Total Long Term Investments
United States of America	60.7%
China	5.7
Germany	4.7
France	4.1
United Kingdom	3.9
Netherlands	2.9
Japan	2.4
Italy	2.0
Sweden	1.4
Canada	1.3
Brazil	1.2
Taiwan	1.2
Cayman Islands	0.9
South Korea	0.8
Switzerland	0.8
Mexico	0.7
Hong Kong	0.7
Argentina	0.6
Spain	0.5
Australia	0.4
Luxembourg	0.4
Denmark	0.3
India	0.3
Israel	0.3
Greece	0.3
Finland	0.2
Singapore	0.1
Jersey	0.1
Dominican Republic	0.1
Egypt	0.1
Indonesia	0.1
Panama	0.1
Ireland	0.1
Ukraine	0.1
Colombia	0.1
Poland	0.1
Bahrain	0.1
Peru	0.1
Saudi Arabia	0.1
Russian Federation	—
Austria	—
Thailand	—
United Arab Emirates	—
Chile	—
Guernsey	—
Oman	—
Morocco	—
Ghana	—
South Africa	—
Bermuda	—
Portugal	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Summary of Investments by Country^	Total Long Term Investments
Guatemala	—
Norway	—
Romania	—
Virgin Islands (British)	—
Paraguay	—
Mauritius	—
Bahamas	—
Uruguay	—
Qatar	—
Isle of Man	—
Turkey	—
Belgium	—
New Zealand	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/BlackRock Global Allocation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares China Large-Cap ETF	4,948	—	1,642	11	39	(52)	3,293	0.1
iShares iBoxx USD High Yield Corporate Bond ETF	49,732	—	49,171	556	1,236	(1,636)	161	—
iShares iBoxx USD Investment Grade Corporate Bond ETF	21,104	7,452	27,606	82	(509)	(441)	—	—
iShares Latin America 40 ETF	2,548	—	771	22	22	34	1,833	—
iShares MSCI Brazil Capped ETF	1,921	2,033	551	53	24	2	3,429	0.1
iShares MSCI Emerging Markets ETF	652	—	220	2	34	—	466	—
iShares MSCI Japan ETF	—	2,408	—	—	—	(11)	2,397	0.1
iShares Nasdaq Biotechnology Index Fund	703	—	229	1	54	(22)	506	—
iShares Russell 2000 ETF	50,220	7,026	61,096	49	7,579	(3,729)	—	—
iShares S&P 500 Value ETF	4,438	—	—	—	—	681	5,119	0.1
	136,266	18,919	141,286	776	8,479	(5,174)	17,204	0.4

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	07/16/19	4,341	11,997	0.3
Algeco Global Finance PLC, 6.50%, 02/15/23	10/19/20	5,716	5,819	0.2
Alibaba Group Holding Limited	11/20/19	6,004	6,043	0.2
Aqueduct European CLO 4 - 2019 Designated Activity Company, Series 2019-B1-4X, 1.80%, 07/15/32	07/07/20	112	118	—
Avianca Holdings S.A., 12.20%, 11/10/21	06/07/21	85	84	—
Avoca CLO XVII Designated Activity Company, Series AR-17X, 0.96%, 10/15/32	07/09/20	115	122	—
Azul Investments LLP, 5.88%, 10/26/24	05/12/21	191	194	—
Bahrain Government International Bond, 6.75%, 09/20/29	08/14/20	1,183	1,160	0.1
Banistmo S.A., 3.65%, 09/19/22	01/08/21	214	213	—
BBK B.S.C., 5.50%, 07/09/24	01/27/21	289	290	—
BBVA Bancomer, S.A., 5.13%, 01/18/33	01/08/21	623	617	—
Bioceanico Sovereign Certificate Ltd, 0.00%, 06/05/34	12/14/20	136	132	—
Cabinet of Ministers of Ukraine, 7.75%, 09/01/23	04/26/21	213	215	—
Cabinet of Ministers of Ukraine, 8.99%, 02/01/24	04/26/21	568	569	—
Cellnex Telecom, S.A.	03/18/19	10,700	17,690	0.4
CEMEX S.A.B. de C.V., 5.45%, 11/19/29	04/26/21	220	220	—
China Feihe Limited	06/23/20	85	91	—
China Tower Corporation Limited - Class H	06/15/21	42	41	—
CIFC European Funding CLO II Designated Activity Company, Series B1-2X, 1.06%, 04/15/33	07/07/20	111	119	—
Corporacion Nacional del Cobre de Chile, 4.25%, 07/17/42	05/04/20	538	604	—
Dali Foods Group Company Limited	07/16/19	59	56	—
DP World UAE Region FZE, 6.85%, 07/02/37	05/08/20	394	461	—
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	260	266	—
EQT AB	06/02/21	65	62	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
FEL Energy VI S.à r.l., 5.75%, 12/01/40	02/24/21	532	536	—
Fideicomiso F/80460, 5.50%, 07/31/47	02/12/21	514	510	—
Ganfeng Lithium Co., Ltd. - Class H	09/22/20	611	1,221	0.1
Government of the Sultanate of Oman, 6.75%, 01/17/48	02/09/21	278	272	—
Grand Round, Inc.	03/31/15	1,774	2,351	0.1
Greek Parliament, 2.00%, 04/22/27	06/12/20	8,325	9,124	0.2
Haidilao International Holding Ltd.	01/31/20	517	628	—
Hangzhou Tigermed Consulting Co., Ltd - Class H	07/31/20	368	646	—
Hansoh Pharmaceutical Group Company Limited	03/04/20	3,761	3,123	0.1
Harvest CLO XVIII Designated Activity Company, Series B-18X, 1.20%, 10/15/30	06/15/20	112	120	—
Holland Park CLO Designated Activity Company, Series A1RR-1X, 0.92%, 11/14/32	07/10/20	111	119	—
Inkia Energy Limited, 5.88%, 11/09/27	01/05/21	599	580	—
Interglobe Aviation Limited	02/10/21	553	556	—
Invesco Euro CLO II Designated Activity Company, Series B1-2X, 1.80%, 08/15/32	07/22/20	115	119	—
Jawbone Inc.	01/25/17	—	—	—
KME AG, 6.75%, 02/01/23	03/03/21	2,049	2,041	0.1
Leviathan Bond Ltd, 5.75%, 06/30/23	08/24/20	501	501	—
Lookout, Inc.	03/04/15	237	241	—
Lookout, Inc.	09/19/14	3,242	3,306	0.1
MAF Sukuk Ltd, 4.64%, 05/14/29	04/21/21	588	588	—
Meituan Dianping - Class B	10/22/20	915	764	—
Millicom International Cellular SA, 5.13%, 01/15/28	04/26/21	376	371	—
Ming Yuan Cloud Group Holdings Limited	11/16/20	765	795	—
Ministry of Finance of the Russian Federation, 4.75%, 05/27/26	04/21/21	448	455	—
Ministry of Finance of the Russian Federation, 4.25%, 06/23/27	03/12/21	883	894	—
Oak Hill European Credit Partners VI Designated Activity Company, Series 2017-B1-6X, 1.20%, 01/20/32	06/15/20	114	122	—
OCP Euro CLO 2017-1 Designated Activity Company, Series 2017-B-2X, 1.35%, 01/15/32	07/09/20	115	123	—
Oman Government International Bond, 6.50%, 03/08/47	02/09/21	306	298	—
Orsted A/S	06/15/21	43	43	—
Pharmaron Beijing Co., Ltd. - Class H	12/08/20	41	78	—
Poste Italiane - Societa' Per Azioni	05/11/21	736	710	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	12/09/20	781	775	—
Presidencia de la Republica Dominicana, 6.40%, 06/05/49	12/09/20	284	276	—
PT Pertamina (Persero), 3.65%, 07/30/29	05/29/20	454	469	—
Quintis Limited	11/03/17	1,905	3,675	0.1
REI Agro Limited, 0.00%, 11/13/14	08/26/11	606	—	—
Rockford Tower Europe CLO 2018-1 Designated Activity Company, Series 2018-B-1X, 1.85%, 12/20/31	06/24/20	111	118	—
Sable International Finance Limited, 5.75%, 09/07/27	12/22/20	580	576	—
Saudi Arabia Government International Bond, 4.50%, 04/17/30	12/09/20	328	330	—
Saudi Arabia, Kingdom of, 4.63%, 10/04/47	05/11/20	523	553	—
The Arab Republic of Egypt, 5.88%, 06/11/25	12/09/20	763	762	—
The Arab Republic of Egypt, 7.60%, 03/01/29	10/21/20	1,009	1,043	—
The Central America Bottling Corporation, 5.75%, 01/31/27	04/21/21	568	561	—
The Oil And Gas Holding Company B.S.C., 7.63%, 11/07/24	01/29/21	294	294	—
Topsports International Holdings Limited	06/02/21	41	43	—
Ukraine Government International Bond, 7.75%, 09/01/25	12/09/20	294	289	—
Venus Medtech (Hangzhou) Inc. - Class H	02/05/20	1,382	1,595	0.1
Worldline	05/25/21	49	48	—
Wuxi Biologics Cayman Inc	02/03/21	2,440	3,250	0.1
		74,205	93,075	2.2

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	590	September 2021	AUD	83,591	50	(226)
DAX Index	39	September 2021	EUR	15,368	(179)	(271)
Euro Bund	121	September 2021	EUR	20,856	77	36
Euro Buxl 30 Year Bond	24	September 2021	EUR	4,799	44	95
Euro STOXX 50 Price Index	535	September 2021	EUR	22,145	(266)	(530)
FTSE 100 Index	147	September 2021	GBP	10,434	(80)	(237)
FTSE/MIB Index	48	September 2021	EUR	6,127	(69)	(149)
Italy Government BTP Bond	480	September 2021	EUR	72,193	370	592
Japan 10 Year Bond	33	September 2021	JPY	5,006,441	(1)	(6)
MSCI Emerging Markets Index	76	September 2021		5,211	(37)	(25)
Russell 2000 Index	403	September 2021		46,964	64	(462)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/BlackRock Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P/TSX 60 Index	20	September 2021	CAD	4,779	(4)	27
United States 10 Year Note	442	September 2021		58,403	103	162
United States 5 Year Note	2,195	October 2021		271,087	116	(158)
United States Long Bond	110	September 2021		17,269	72	413
United States Ultra Bond	84	September 2021		16,003	94	182
					354	(557)
Short Contracts
Long Gilt	(193)	September 2021	GBP	(24,568)	(37)	(217)
NASDAQ 100 Stock Index	(246)	September 2021		(68,812)	69	(2,769)
Nikkei 225 Index	(10)	September 2021	JPY	(144,271)	4	4
S&P 500 Index	(1,634)	September 2021		(346,291)	(547)	(4,088)
United States 10 Year Ultra Bond	(1,802)	September 2021		(261,784)	(873)	(3,476)
United States 2 Year Note	(2,106)	October 2021		(464,323)	(43)	329
					(1,427)	(10,217)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	4.42	(M)	02/28/23	MXN	151,482	5	(183)
28-Day MEXIBOR (M)	Paying	4.50	(M)	03/03/23	MXN	151,435	5	(175)
28-Day MEXIBOR (M)	Paying	4.68	(M)	02/27/24	MXN	107,479	7	(203)
28-Day MEXIBOR (M)	Paying	4.86	(M)	03/01/24	MXN	107,479	7	(181)
3M Canada Bankers Acceptance (S)	Paying	1.91	(S)	07/09/21	CAD	52,600	—	(12)
3M Canada Bankers Acceptance (S)	Paying	1.91	(S)	07/09/21	CAD	52,833	—	(13)
3M LIBOR (Q)	Receiving	1.06	(Q)	03/27/22		157,288	(2)	(1,041)
3M LIBOR (Q)	Receiving	0.88	(Q)	08/17/22		88,053	(3)	(687)
3M LIBOR (Q)	Receiving	0.40	(Q)	03/08/24		136,005	(14)	326
3M LIBOR (Q)	Receiving	0.53	(Q)	06/06/24		32,103	1	132
3M LIBOR (Q)	Receiving	0.57	(Q)	06/28/24		30,419	—	(3)
3M LIBOR (Q)	Receiving	1.60	(Q)	01/24/25		63,056	(5)	(1,999)
3M LIBOR (Q)	Receiving	0.35	(Q)	08/27/25		24,619	(6)	480
3M LIBOR (Q)	Receiving	0.68	(Q)	02/19/26		26,354	(11)	276
3M LIBOR (Q)	Receiving	0.70	(Q)	02/22/26		7,202	(3)	70
3M LIBOR (Q)	Receiving	0.62	(Q)	04/08/26		47,964	(21)	704
3M LIBOR (Q)	Receiving	0.60	(Q)	04/08/26		116,484	(52)	1,819
3M LIBOR (Q)	Receiving	0.63	(Q)	05/26/26		121,805	(59)	1,899
3M LIBOR (Q)	Receiving	0.85	(Q)	05/27/26		61,494	(30)	305
3M LIBOR (Q)	Receiving	0.64	(Q)	05/27/26		184,481	(90)	2,791
3M LIBOR (Q)	Receiving	0.69	(Q)	06/23/30		7,837	(13)	477
3M LIBOR (Q)	Receiving	0.71	(Q)	09/25/30		4,749	(8)	296
3M LIBOR (Q)	Receiving	0.76	(Q)	09/29/30		3,800	(7)	219
3M LIBOR (Q)	Receiving	0.81	(Q)	11/23/30		13,029	(23)	722
3M LIBOR (Q)	Receiving	1.17	(Q)	02/04/31		8,950	(17)	219
3M LIBOR (Q)	Receiving	1.20	(Q)	02/05/31		5,268	(10)	118
3M LIBOR (Q)	Receiving	1.57	(Q)	05/27/31		14,486	(28)	(156)
3M LIBOR (Q)	Receiving	1.54	(Q)	05/28/31		2,569	(5)	(21)
3M LIBOR (Q)	Receiving	2.18	(Q)	06/17/31		21,834	(33)	(192)
3M LIBOR (Q)	Receiving	2.18	(Q)	06/17/31		22,160	(34)	(193)
3M LIBOR (Q)	Receiving	2.16	(Q)	06/18/31		22,160	(34)	(175)
3M LIBOR (S)	Receiving	0.00	(S)	07/02/31		9,059	(10)	(10)
3M LIBOR (S)	Receiving	0.00	(S)	07/02/31		21,139	(26)	(27)
3M LIBOR (Q)	Receiving	0.89	(Q)	07/02/50		5,812	(22)	1,258
3M LIBOR (Q)	Receiving	0.88	(Q)	07/21/50		3,805	(15)	834
3M LIBOR (Q)	Receiving	1.27	(Q)	10/23/50		12,189	(55)	1,534
3M LIBOR (Q)	Receiving	1.17	(Q)	10/28/50		4,818	(21)	722
3M LIBOR (Q)	Receiving	0.98	(Q)	10/29/50		14,058	(57)	2,747
3M LIBOR (Q)	Receiving	1.30	(Q)	11/19/50		11,556	(52)	1,373
3M LIBOR (Q)	Receiving	1.22	(Q)	11/27/50		4,818	(21)	665
3M LIBOR (Q)	Receiving	1.45	(Q)	12/11/50		3,794	(18)	314
3M LIBOR (Q)	Receiving	1.27	(Q)	12/30/50		4,818	(22)	608
3M LIBOR (Q)	Receiving	1.45	(Q)	01/07/51		12,309	(59)	1,038
3M LIBOR (Q)	Receiving	1.52	(Q)	01/08/51		4,209	(21)	279
3M LIBOR (Q)	Receiving	1.63	(Q)	01/25/51		8,937	(45)	366
3M LIBOR (Q)	Receiving	1.48	(Q)	01/28/51		16,314	(79)	1,239
3M LIBOR (Q)	Receiving	1.58	(Q)	02/01/51		9,131	(46)	484
3M LIBOR (Q)	Receiving	1.66	(Q)	02/04/51		5,094	(26)	166

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.68	(Q)	02/05/51	5,268	(27)	146
3M LIBOR (Q)	Receiving	0.89	(Q)	02/10/51	9,058	(35)	1,986
3M LIBOR (Q)	Receiving	1.91	(Q)	02/22/51	2,047	(11)	(58)
3M LIBOR (Q)	Receiving	2.01	(Q)	05/27/51	7,493	(43)	(395)
3M LIBOR (Q)	Receiving	1.97	(Q)	05/28/51	1,233	(7)	(54)
3M LIBOR (Q)	Receiving	2.04	(Q)	06/07/51	2,330	(14)	(137)
3M LIBOR (S)	Paying	0.37	(S)	10/29/25	71,159	23	(1,484)
3M LIBOR (S)	Paying	0.46	(S)	11/23/25	19,766	7	(357)
3M LIBOR (S)	Paying	0.39	(S)	02/10/26	49,816	21	(1,185)
3M LIBOR (S)	Paying	0.83	(S)	03/08/26	83,455	37	(320)
3M LIBOR (S)	Paying	0.85	(S)	04/08/26	116,484	52	(449)
3M LIBOR (S)	Paying	0.87	(S)	04/08/26	47,964	22	(140)
3M LIBOR (S)	Paying	0.98	(S)	06/28/26	18,252	9	8
3M LIBOR (S)	Paying	1.08	(S)	08/17/30	17,703	32	(507)
3M LIBOR (S)	Paying	0.64	(S)	08/21/30	8,478	15	(571)
3M LIBOR (S)	Paying	0.68	(S)	09/14/30	3,131	5	(204)
3M LIBOR (S)	Paying	0.66	(S)	09/25/30	4,749	8	(317)
3M LIBOR (S)	Paying	0.69	(S)	09/29/30	3,800	7	(243)
3M LIBOR (S)	Paying	1.40	(S)	04/07/31	39,069	74	(176)
3M LIBOR (S)	Paying	1.42	(S)	04/08/31	22,479	43	(60)
3M LIBOR (S)	Paying	1.08	(S)	09/28/50	8,259	34	(1,423)
3M LIBOR (S)	Paying	1.08	(S)	09/28/50	1,937	8	(331)
3M LIBOR (S)	Paying	1.07	(S)	10/21/50	5,708	24	(992)
3M LIBOR (S)	Paying	0.97	(S)	10/28/50	4,634	19	(917)
3M LIBOR (S)	Paying	1.20	(S)	12/22/50	18,802	83	(2,693)
3M LIBOR (S)	Paying	1.24	(S)	02/10/51	13,586	61	(1,830)
3M LIBOR (S)	Paying	1.83	(S)	06/22/51	5,192	28	42
						(603)	6,511

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.33 (Q)	1.00	12/20/24	134,009	(2,669)	11	291

Credit default swap agreements - sell protection
CDX.NA.HY.34.V9 (Q)	5.00	06/20/25	(11,956)	1,178	(5)	601
ITRAXX.EUR.XO.34.V2 (Q)	5.00	12/20/25	(11,420)	1,726	(18)	648
ITRAXX.EUR.XO.35 (Q)	5.00	06/20/26	(7,955)	1,169	(14)	3
				4,073	(37)	1,252

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
90 Day Eurodollar Future, Dec. 2022	Put	99.38	12/10/21	304	65

Options on Securities
Advance Auto Parts, Inc.	Call	210.00	09/17/21	81	66
Alphabet Inc.	Call	2,600.00	07/16/21	17	14
Amazon.com, Inc.	Call	3,750.00	07/16/21	12	4
Amazon.com, Inc.	Call	3,600.00	08/20/21	13	94
Apple Inc.	Call	140.00	07/16/21	316	28
Applied Materials, Inc.	Call	140.00	07/16/21	314	163
BP P.L.C.	Call	29.00	07/16/21	1,409	11
Caesars Entertainment, Inc.	Call	100.00	01/21/22	123	200
Carrier Global Corporation	Call	47.00	09/17/21	528	173
Comcast Corporation	Call	57.50	08/20/21	223	37
CommScope Holding Company, Inc.	Call	25.00	08/20/21	66	2
ConocoPhillips	Call	65.00	08/20/21	695	102
CrowdStrike Holdings, Inc.	Call	220.00	07/16/21	103	332
D.R. Horton, Inc.	Call	95.00	07/16/21	414	24
Deere & Company	Call	380.00	09/17/21	28	21
Devon Energy Corporation	Call	35.00	01/21/22	615	123
Devon Energy Corporation	Call	28.00	01/21/22	758	334
Diamondback Energy, Inc.	Call	90.00	12/17/21	212	305

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Diamondback Energy, Inc.	Call	115.00	12/17/21	354	207
Energy Select Sector SPDR Fund	Call	60.00	08/20/21	3,284	197
Facebook, Inc.	Call	345.00	08/20/21	259	461
FedEx Corporation	Put	310.00	09/17/21	91	83
Freeport-McMoRan Inc.	Call	38.00	07/16/21	162	15
Freeport-McMoRan Inc.	Call	41.00	08/20/21	324	38
Freeport-McMoRan Inc.	Call	40.00	09/17/21	345	69
Global Payments Inc.	Call	210.00	08/20/21	200	32
Illinois Tool Works Inc.	Call	250.00	09/17/21	166	16
Invesco QQQ Trust, Series 1	Put	325.00	07/16/21	892	41
Invesco QQQ Trust, Series 1	Put	320.00	07/16/21	723	27
iShares iBoxx $ High Yield Corporate Bond ETF	Put	84.00	09/17/21	3,114	118
iShares MSCI Emerging Markets ETF	Call	57.00	07/16/21	2,561	28
iShares Russell 2000 ETF	Put	218.00	07/16/21	50	4
Johnson Controls International Public Limited Company	Call	67.50	07/16/21	601	114
L Brands, Inc.	Call	80.00	08/20/21	594	141
Las Vegas Sands Corp.	Call	65.00	08/20/21	108	5
Lions Gate Entertainment Corp.	Call	21.00	07/16/21	79	5
Lions Gate Entertainment Corp.	Call	25.00	09/17/21	137	8
MasterCard Incorporated	Call	390.00	07/16/21	113	5
MasterCard Incorporated	Call	410.00	08/20/21	231	32
MasterCard Incorporated	Call	375.00	08/20/21	103	88
Microsoft Corporation	Call	265.00	07/16/21	170	130
Nucor Corporation	Call	110.00	10/15/21	216	69
Parker-Hannifin Corporation	Call	340.00	11/19/21	122	103
PG&E Corporation	Put	8.00	09/17/21	83	1
Pitney Bowes Inc.	Put	7.00	07/16/21	64	—
PulteGroup, Inc.	Call	60.00	07/16/21	247	3
Ralph Lauren Corporation	Call	145.00	07/16/21	182	—
RingCentral, Inc.	Call	340.00	07/16/21	33	3
Sabre Corporation	Call	20.00	07/16/21	74	—
Salesforce.Com, Inc.	Call	250.00	08/20/21	111	75
SPDR Bloomberg Barclays High Yield Bond ETF	Put	108.00	07/16/21	94	1
SPDR S&P 500 ETF	Call	427.00	07/02/21	997	227
SPDR S&P 500 ETF	Call	427.00	07/16/21	1,877	857
SPDR S&P 500 ETF	Call	436.00	07/30/21	2,353	444
SPDR S&P 500 ETF	Call	440.00	08/20/21	821	197
SPDR S&P 500 ETF	Call	450.00	09/17/21	3,284	649
SPDR S&P 500 ETF	Call	360.00	12/17/21	194	1,423
SPDR S&P 500 ETF	Put	420.00	07/02/21	72	1
SPDR S&P 500 ETF	Put	410.00	07/02/21	1,090	3
SPDR S&P 500 ETF	Put	440.00	09/17/21	3,733	1,792
SPDR S&P Oil & Gas Exploration & Production ETF	Call	102.00	07/16/21	134	19
TE Connectivity Ltd.	Call	145.00	10/15/21	100	26
Trane Technologies Public Limited Company	Call	190.00	08/20/21	42	16
Twilio Inc.	Call	390.00	07/16/21	29	46
Uber Technologies, Inc.	Put	25.00	12/17/21	58	1
VanEck Vectors Semiconductor ETF	Call	260.00	07/16/21	604	350
Wells Fargo & Company	Call	45.00	08/20/21	964	210
Wells Fargo & Company	Call	45.00	09/17/21	949	254
Western Digital Corporation	Call	95.00	08/20/21	132	8
Western Digital Corporation	Call	85.00	08/20/21	266	32
Zscaler, Inc.	Call	220.00	08/20/21	114	119
					10,826

JNL/BlackRock Global Allocation Fund — OTC Purchased Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	GSC	Call	One-touch		4,567.73		4,567.73	10/15/21	259	98
S&P 500 Index	GSC	Call	One-touch		4,567.73		4,567.73	10/29/21	259	115
										213
Foreign Currency Options
USD/CNH Spot Rate	BOA	Call	One-touch	CNH	6.56	CNH	6.56	07/22/21	212,711	24
USD/CNH Spot Rate	BOA	Put	One-touch	CNH	6.38	CNH	6.38	07/22/21	425,422	27
										51

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.36, 06/20/26	JPM	Put		10,800.00	07/21/21		1,940,000	2
CDX.NA.HY.36, 06/20/26	JPM	Put		10,850.00	07/21/21		1,065,000	1
CDX.NA.IG.36, 06/20/26	MSC	Put		6,500.00	07/21/21		16,620,000	1
								4
Foreign Currency Options
EUR/USD Spot Rate	BNP	Put		1.19	08/02/21	EUR	31,352,937	328
EUR/USD Spot Rate	MSC	Put		1.19	07/30/21	EUR	44,602,589	332
USD/MXN Spot Rate	MSC	Put	MXN	21.50	07/28/21		25,374,000	23
USD/MXN Spot Rate	MSC	Put	MXN	20.75	09/29/21		25,374,000	307
USD/MXN Spot Rate	MSC	Put	MXN	19.75	08/25/21		15,458,271	136
USD/RUB Spot Rate	BOA	Put	RUB	72.50	08/26/21		14,396,618	136
USD/RUB Spot Rate	JPM	Put	RUB	72.25	07/27/21		8,364,590	44
USD/ZAR Spot Rate	JPM	Put	ZAR	13.75	08/26/21		11,376,840	51
								1,357
Index Options
Euro STOXX 50 Price Index	CSI	Call	EUR	4,250.00	09/17/21		2,839	92
Euro STOXX 50 Price Index	CSI	Call	EUR	4,300.00	11/19/21		2,839	151
Euro STOXX 50 Price Index	CSI	Call	EUR	4,175.00	07/16/21		2,838	23
Euro STOXX 50 Price Index	GSC	Call	EUR	4,250.00	08/20/21		1,700	25
FTSE MIB Index	JPM	Call	EUR	26,000.00	07/16/21		68	5
								296
Interest Rate Swaptions
3M LIBOR, 07/12/26	GSC	Put		137.00	07/08/21		53,064,192	—
3M LIBOR, 12/31/31	GSC	Put		179.00	12/29/21		19,905,650	187
3M LIBOR, 04/22/52	GSC	Put		160.00	04/20/22		15,940,705	612
3M LIBOR, 07/07/23	MSC	Put		50.00	07/05/22		229,050,000	373
3M LIBOR, 03/20/24	MSC	Put		80.00	03/16/23		214,206,461	553
3M LIBOR, 04/25/32	MSC	Put		130.00	04/21/22		16,904,549	208
6M EURIBOR, 11/26/51	GSC	Put		49.00	11/24/21	EUR	15,379,386	657
6M EURIBOR, 12/13/51	GSC	Put		52.00	12/09/21	EUR	14,258,996	575
6M EURIBOR, 12/28/31	GSC	Put		7.00	12/24/21	EUR	15,924,520	139
6M EURIBOR, 11/18/51	JPM	Put		48.00	11/16/21	EUR	15,817,498	680
								3,984
Options on Securities
Adidas AG	BCL	Call	EUR	305.00	07/16/21		6,510	91
Amazon.com, Inc.	CIT	Call		4,150.00	06/17/22		1,551	241
Autodesk, Inc.	NSI	Call		295.00	09/17/21		21,983	305
D.R. Horton, Inc.	CIT	Call		90.00	08/20/21		42,636	198
LVMH Moet Hennessy Louis Vuitton	BCL	Call	EUR	675.00	08/20/21		3,908	68
NXP Semiconductors N.V.	UBS	Call		210.00	07/16/21		21,355	60
Safran	BCL	Call	EUR	125.00	07/16/21		16,457	10
United Rentals, Inc.	CSI	Call		360.00	09/17/21		7,000	52
iShares National Muni Bond ETF	CSI	Put		114.00	08/20/21		554	—
iShares National Muni Bond ETF	CSI	Put		113.00	08/20/21		552	—
SPDR Gold Shares	CIT	Put		164.00	07/16/21		26,374	33
SPDR Gold Shares	CIT	Put		166.00	07/16/21		32,142	67
								1,125

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Advance Auto Parts, Inc.	Put	180.00	09/17/21	81	(26)
Alphabet Inc.	Call	2,800.00	07/16/21	17	(1)
Alphabet Inc.	Put	2,100.00	07/16/21	17	(1)
Alphabet Inc.	Put	2,100.00	09/17/21	19	(31)
Amazon.com, Inc.	Call	4,100.00	07/16/21	12	(1)
Amazon.com, Inc.	Call	3,900.00	08/20/21	26	(50)
Amazon.com, Inc.	Put	3,000.00	07/16/21	12	(4)
Amazon.com, Inc.	Put	2,800.00	08/20/21	13	(15)
Amazon.com, Inc.	Put	3,000.00	09/17/21	12	(43)
Apple Inc.	Call	155.00	07/16/21	316	(2)
Apple Inc.	Put	115.00	07/16/21	316	(3)
Applied Materials, Inc.	Call	155.00	07/16/21	314	(19)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Applied Materials, Inc.	Put	115.00	07/16/21	629	(8)
Autodesk, Inc.	Put	240.00	07/16/21	147	(4)
Caesars Entertainment, Inc.	Call	130.00	01/21/22	123	(72)
Capital One Financial Corporation	Call	160.00	08/20/21	210	(98)
Carrier Global Corporation	Put	43.00	09/17/21	483	(32)
Comcast Corporation	Put	52.50	08/20/21	223	(16)
ConocoPhillips	Call	75.00	08/20/21	695	(19)
CrowdStrike Holdings, Inc.	Call	250.00	07/16/21	103	(93)
CrowdStrike Holdings, Inc.	Put	170.00	07/16/21	103	(1)
D.R. Horton, Inc.	Put	80.00	07/16/21	414	(4)
Deere & Company	Put	320.00	09/17/21	28	(18)
Devon Energy Corporation	Call	40.00	01/21/22	615	(70)
Devon Energy Corporation	Call	38.00	01/21/22	758	(108)
Diamondback Energy, Inc.	Call	135.00	12/17/21	354	(102)
Diamondback Energy, Inc.	Call	130.00	12/17/21	212	(70)
Energy Select Sector SPDR Fund	Call	65.00	08/20/21	4,926	(108)
EQT Corporation	Put	17.00	09/17/21	1,331	(54)
Facebook, Inc.	Call	365.00	08/20/21	259	(236)
Facebook, Inc.	Put	305.00	08/20/21	144	(49)
FedEx Corporation	Put	270.00	09/17/21	91	(43)
Freeport-McMoRan Inc.	Call	41.00	07/16/21	162	(4)
Freeport-McMoRan Inc.	Call	46.00	08/20/21	324	(14)
Freeport-McMoRan Inc.	Put	32.00	09/17/21	345	(38)
Global Payments Inc.	Call	230.00	08/20/21	200	(10)
Global Payments Inc.	Put	185.00	08/20/21	200	(124)
Global Payments Inc.	Put	170.00	08/20/21	209	(42)
Illinois Tool Works Inc.	Put	200.00	09/17/21	166	(34)
Invesco QQQ Trust, Series 1	Put	295.00	07/16/21	892	(12)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	81.00	09/17/21	3,114	(78)
iShares MSCI Emerging Markets ETF	Call	61.00	07/16/21	2,561	(1)
iShares Russell 2000 ETF	Put	200.00	07/16/21	50	(1)
Johnson Controls International Public Limited Company	Put	60.00	07/16/21	867	(1)
Las Vegas Sands Corp.	Put	50.00	08/20/21	217	(42)
MasterCard Incorporated	Call	440.00	07/16/21	113	(1)
MasterCard Incorporated	Call	450.00	08/20/21	231	(6)
MasterCard Incorporated	Call	400.00	08/20/21	207	(50)
MasterCard Incorporated	Put	345.00	07/16/21	113	(14)
MasterCard Incorporated	Put	330.00	07/16/21	112	(5)
MasterCard Incorporated	Put	340.00	08/20/21	165	(77)
MasterCard Incorporated	Put	330.00	08/20/21	103	(31)
MercadoLibre S.R.L	Put	1,300.00	07/30/21	28	(18)
Microsoft Corporation	Call	290.00	07/16/21	170	(3)
Microsoft Corporation	Put	215.00	07/16/21	170	(2)
Microsoft Corporation	Put	225.00	09/17/21	161	(21)
Nucor Corporation	Put	92.50	10/15/21	216	(134)
NVIDIA Corporation	Call	660.00	07/16/21	39	(555)
Parker-Hannifin Corporation	Put	250.00	11/19/21	122	(56)
PulteGroup, Inc.	Put	50.00	07/16/21	247	(4)
Ralph Lauren Corporation	Put	115.00	07/16/21	182	(33)
RingCentral, Inc.	Call	390.00	07/16/21	33	—
RingCentral, Inc.	Put	260.00	07/16/21	33	(5)
Salesforce.Com, Inc.	Put	185.00	07/16/21	194	(1)
Salesforce.Com, Inc.	Put	220.00	08/20/21	111	(22)
ServiceNow, Inc.	Put	410.00	08/20/21	88	(12)
SPDR Bloomberg Barclays High Yield Bond ETF	Put	105.00	07/16/21	94	—
SPDR S&P 500 ETF	Call	454.00	09/17/21	3,284	(445)
SPDR S&P 500 ETF	Call	455.00	12/17/21	411	(222)
SPDR S&P 500 ETF	Put	390.00	07/02/21	1,162	(1)
SPDR S&P Oil & Gas Exploration & Production ETF	Call	110.00	07/16/21	134	(5)
TE Connectivity Ltd.	Put	125.00	10/15/21	100	(34)
Trane Technologies Public Limited Company	Put	170.00	08/20/21	42	(8)
Twilio Inc.	Call	450.00	07/16/21	29	(4)
Twilio Inc.	Put	300.00	07/16/21	29	(1)
Wells Fargo & Company	Call	52.50	09/17/21	949	(51)
Wells Fargo & Company	Put	40.00	08/20/21	964	(48)
Wells Fargo & Company	Put	40.00	09/17/21	949	(79)
Western Digital Corporation	Call	100.00	08/20/21	197	(9)
Zscaler, Inc.	Call	250.00	08/20/21	114	(27)
Zscaler, Inc.	Put	190.00	08/20/21	114	(32)
					(3,818)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/BlackRock Global Allocation Fund — OTC Written Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]	Value ($)
Index Options
Euro STOXX 50 Price Index	CSI	Put	Down-and-in	EUR	3,100.00	EUR	3,500.00	12/17/21	2,631	(180)

Foreign Currency Options
USD/CNH Spot Rate	BOA	Put	One-touch	CNH	6.45	CNH	6.45	07/22/21	212,711	(70)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.IG.36, 06/20/26	MSC	Put		8,000.00	07/21/21		16,620,000	(1)

Foreign Currency Options
EUR/USD Spot Rate	BNP	Put		1.17	07/30/21	EUR	44,602,589	(74)
EUR/USD Spot Rate	BNP	Put		1.15	08/02/21	EUR	47,029,405	(25)
USD/MXN Spot Rate	MSC	Put	MXN	20.75	07/28/21		25,374,000	(79)
USD/MXN Spot Rate	MSC	Put	MXN	19.25	08/25/21		23,187,406	(55)
USD/MXN Spot Rate	MSC	Put	MXN	21.50	09/29/21		25,374,000	(152)
USD/RUB Spot Rate	BOA	Put	RUB	70.00	08/26/21		21,594,928	(34)
USD/RUB Spot Rate	JPM	Put	RUB	70.00	07/27/21		8,364,590	(8)
USD/ZAR Spot Rate	JPM	Put	ZAR	13.25	08/26/21		17,065,260	(16)
								(443)
Index Options
Euro STOXX 50 Price Index	GSC	Put	EUR	3,725.00	08/20/21		1,700	(48)

Interest Rate Swaptions
3M LIBOR, 09/22/31	MSC	Call		55.00	09/20/21		8,536,758	(1)
3M LIBOR, 03/20/24	MSC	Call		40.00	03/16/23		214,206,461	(177)
3M LIBOR, 06/17/26	BCL	Put		304.00	06/15/26		33,080,000	(426)
3M LIBOR, 06/17/31	BCL	Put		304.00	06/15/31		33,074,166	(426)
3M LIBOR, 07/12/51	GSC	Put		253.00	07/08/21		8,490,219	—
3M LIBOR, 07/12/31	GSC	Put		215.00	07/08/21		11,122,000	—
3M LIBOR, 07/28/31	GSC	Put		173.00	07/26/21		27,972,391	(17)
3M LIBOR, 08/26/31	GSC	Put		172.00	08/24/21		19,905,650	(53)
3M LIBOR, 09/02/51	GSC	Put		219.00	08/31/21		15,412,091	(52)
3M LIBOR, 09/02/31	GSC	Put		175.00	08/31/21		30,824,181	(85)
3M LIBOR, 11/30/31	GSC	Put		185.00	11/26/21		27,972,391	(179)
3M LIBOR, 12/07/51	GSC	Put		232.00	12/03/21		8,653,858	(75)
3M LIBOR, 01/28/32	GSC	Put		176.00	01/26/22		62,507,588	(738)
3M LIBOR, 04/22/52	GSC	Put		260.00	04/20/22		15,940,705	(160)
3M LIBOR, 09/22/31	MSC	Put		140.00	09/20/21		17,073,515	(268)
3M LIBOR, 04/25/32	MSC	Put		230.00	04/21/22		16,904,549	(97)
3M LIBOR, 03/20/24	MSC	Put		60.00	03/16/23		214,206,461	(331)
3M LIBOR, 07/02/31	MSC	Put		304.00	06/30/26		30,197,510	(390)
6M EURIBOR, 08/26/31	GSC	Put		2.00	08/24/21	EUR	15,924,520	(40)
6M EURIBOR, 11/26/51	GSC	Put		79.00	11/24/21	EUR	15,379,386	(190)
6M EURIBOR, 12/13/51	GSC	Put		82.00	12/09/21	EUR	14,258,996	(175)
6M EURIBOR, 11/18/51	JPM	Put		78.00	11/16/21	EUR	15,817,498	(191)
								(4,071)
Options on Securities
Adidas AG	BCL	Call	EUR	330.00	07/16/21		6,510	(12)
Adidas AG	BCL	Put	EUR	270.00	07/16/21		6,510	(3)
Amazon.com, Inc.	CIT	Put		2,800.00	06/17/22		775	(98)
Autodesk, Inc.	NSI	Call		325.00	09/17/21		31,682	(136)
Autodesk, Inc.	NSI	Put		250.00	09/17/21		21,983	(71)
D.R. Horton, Inc.	CIT	Call		97.50	08/20/21		42,636	(78)
D.R. Horton, Inc.	CIT	Put		82.50	08/20/21		42,636	(69)
DISCO Corporation	GSC	Call	JPY	35,593.19	07/08/21		1,000	(1)
DISCO Corporation	JPM	Call	JPY	38,689.39	08/13/21		989	(2)
Edwards Lifesciences Corporation	CIT	Put		87.50	08/20/21		23,964	(13)
FANUC Corporation	GSC	Call	JPY	28,144.32	07/08/21		1,800	(2)
FANUC Corporation	GSC	Call	JPY	29,683.18	08/13/21		1,785	(3)
Hoya Corporation	JPM	Call	JPY	16,625.69	08/13/21		14,070	(16)
Intuitive Surgical, Inc.	CIT	Put		760.00	08/20/21		2,758	(12)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Keyence Corporation	JPM	Call	JPY	63,543.85	08/13/21	761	(1)
Keyence Corporation	MSC	Call	JPY	58,916.55	07/08/21	800	—
Kose Corporation	MSC	Call	JPY	18,949.54	07/08/21	2,900	—
Kose Corporation	MSC	Call	JPY	19,925.43	08/13/21	2,839	(1)
LVMH Moet Hennessy Louis Vuitton	BCL	Call	EUR	715.00	08/20/21	3,908	(21)
LVMH Moet Hennessy Louis Vuitton	BCL	Put	EUR	605.00	08/20/21	3,908	(27)
NXP Semiconductors N.V.	NSI	Call		225.00	08/20/21	188	(63)
NXP Semiconductors N.V.	UBS	Call		230.00	07/16/21	21,355	(12)
NXP Semiconductors N.V.	UBS	Put		170.00	07/16/21	21,355	(4)
Recruit Holdings Co., Ltd.	GSC	Call	JPY	6,191.74	08/13/21	9,141	(3)
Safran	BCL	Call	EUR	140.00	07/16/21	16,457	(1)
Safran	BCL	Put	EUR	110.00	07/16/21	16,457	(17)
Shin-Etsu Chemical Co., Ltd.	JPM	Call	JPY	20,481.09	08/13/21	10,728	(13)
Sony Corporation	GSC	Call	JPY	11,899.94	08/13/21	4,805	(3)
Sony Corporation	MSC	Call	JPY	11,765.40	07/08/21	4,800	—
SPDR Gold Shares	CIT	Call		192.00	07/16/21	13,187	—
SPDR Gold Shares	CIT	Put		157.00	07/16/21	71,702	(17)
United Rentals, Inc.	CSI	Put		280.00	09/17/21	7,000	(53)
							(752)

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	07/22/21	USD	5,894	4,419	(155)
AUD/USD	BNP	08/19/21	USD	13,335	9,999	(353)
AUD/USD	JPM	08/20/21	USD	11,414	8,558	(248)
AUD/USD	JPM	08/26/21	USD	2,396	1,797	(63)
AUD/USD	JPM	08/27/21	USD	8,044	6,032	(192)
AUD/USD	JPM	09/02/21	USD	8,969	6,726	(156)
BRL/USD	GSC	09/10/21	USD	10,600	2,110	41
CAD/USD	DUB	09/23/21	USD	9,447	7,617	(60)
CHF/USD	MSC	07/14/21	USD	19,231	20,771	14
EUR/USD	JPM	07/09/21	USD	13,777	16,324	127
EUR/USD	DUB	07/21/21	USD	12,087	14,326	(175)
EUR/USD	MSC	07/23/21	USD	5,213	6,178	(132)
EUR/USD	DUB	07/30/21	USD	10,433	12,367	(294)
EUR/USD	JPM	08/06/21	USD	6,932	8,219	(113)
EUR/USD	CIT	08/12/21	USD	20,891	24,771	(634)
EUR/USD	CIT	08/13/21	USD	16,444	19,499	(492)
EUR/USD	BCL	08/20/21	USD	17,509	20,765	(630)
EUR/USD	BNP	09/16/21	USD	400	475	(10)
GBP/EUR	BNP	09/24/21	EUR	(7,271)	(8,629)	(29)
GBP/USD	HSB	07/22/21	USD	10,720	14,799	(146)
GBP/USD	HSB	07/23/21	USD	10,720	14,799	(145)
GBP/USD	GSC	07/29/21	USD	6,946	9,589	13
GBP/USD	MSC	08/05/21	USD	19,367	26,737	(177)
IDR/USD	GSC	08/11/21	USD	40,775,694	2,803	(28)
IDR/USD	HSB	08/11/21	USD	20,083,551	1,381	(12)
INR/USD	CIT	07/23/21	USD	316,159	4,244	74
JPY/EUR	HSB	07/15/21	EUR	(8,732)	(10,348)	(88)
JPY/EUR	GSC	07/30/21	EUR	(14,591)	(17,296)	7
JPY/EUR	CIT	09/24/21	EUR	(5,105)	(6,059)	38
JPY/USD	BNP	07/08/21	USD	1,737,125	15,637	(131)
JPY/USD	BOA	07/09/21	USD	1,745,548	15,713	(81)
JPY/USD	BNP	07/14/21	USD	1,254,594	11,294	(138)
JPY/USD	CIT	07/14/21	USD	1,011,038	9,102	(107)
JPY/USD	HSB	07/15/21	USD	1,724,879	15,528	(189)
JPY/USD	UBS	07/21/21	USD	1,503,414	13,535	(241)
JPY/USD	BOA	07/29/21	USD	1,178,382	10,609	(207)
JPY/USD	MSC	07/29/21	USD	1,503,414	13,536	(244)
JPY/USD	BOA	07/30/21	USD	1,176,460	10,592	(218)
JPY/USD	JPM	07/30/21	USD	1,256,855	11,316	(322)
JPY/USD	JPM	08/05/21	USD	1,229,363	11,069	(232)
JPY/USD	JPM	08/06/21	USD	1,322,323	11,906	(207)
JPY/USD	JPM	08/12/21	USD	1,642,246	14,788	(349)
JPY/USD	DUB	08/19/21	USD	1,448,051	13,040	(228)
JPY/USD	DUB	08/26/21	USD	904,532	8,146	(110)
JPY/USD	GSC	09/09/21	USD	1,975,883	17,796	(267)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
KRW/USD	CIT	08/19/21	USD	9,546,844	8,475	1
KRW/USD	JPM	08/24/21	USD	9,340,905	8,293	10
KRW/USD	MSC	08/25/21	USD	9,413,459	8,357	(22)
MXN/USD	GSC	07/29/21	USD	185,217	9,260	91
PLN/EUR	MSC	07/09/21	EUR	(6,971)	(8,259)	160
USD/BRL	CIT	07/13/21	BRL	(35,499)	(7,118)	(933)
USD/BRL	BNP	07/15/21	BRL	(52,266)	(10,478)	(1,237)
USD/BRL	CIT	09/09/21	BRL	(42,744)	(8,508)	(149)
USD/BRL	CIT	09/10/21	BRL	(10,515)	(2,093)	(24)
USD/CHF	UBS	07/14/21	CHF	(9,446)	(10,203)	351
USD/CNY	HSB	07/08/21	CNY	(107,729)	(16,666)	(402)
USD/CNY	BNP	08/05/21	CNY	(76,388)	(11,794)	(89)
USD/CNY	HSB	08/06/21	CNY	(45,345)	(7,001)	(52)
USD/CNY	UBS	08/06/21	CNY	(1,037)	(160)	(1)
USD/CNY	HSB	09/09/21	CNY	(51,351)	(7,909)	88
USD/CNY	DUB	09/23/21	CNY	(21,136)	(3,251)	(9)
USD/CNY	JPM	09/23/21	CNY	(94,298)	(14,505)	(37)
USD/CNY	HSB	09/24/21	CNY	(135,146)	(20,787)	1
USD/CNY	UBS	09/30/21	CNY	(67,323)	(10,350)	4
USD/EUR	MSC	07/21/21	EUR	(12,087)	(14,326)	455
USD/EUR	JPM	08/12/21	EUR	(8,753)	(10,379)	80
USD/EUR	BOA	08/20/21	EUR	(17,509)	(20,765)	150
USD/EUR	UBS	09/16/21	EUR	(400)	(475)	14
USD/EUR	UBS	09/24/21	EUR	(568)	(674)	1
USD/GBP	MSC	07/29/21	GBP	(6,946)	(9,589)	24
USD/GBP	DUB	08/05/21	GBP	(10,643)	(14,694)	372
USD/HKD	BOA	08/05/21	HKD	(130,117)	(16,758)	(4)
USD/HKD	BNP	08/12/21	HKD	(130,386)	(16,793)	(5)
USD/INR	BNP	09/17/21	INR	(186,181)	(2,483)	45
USD/NOK	JPM	07/22/21	NOK	(86,493)	(10,034)	343
USD/SEK	HSB	08/26/21	SEK	(100,257)	(11,711)	420
					193,202	(7,643)

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Bombardier Inc. (Q)	BCL	4.78	5.00	12/20/21	(2,130)	36	(107)	143

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
AENA, S.M.E., S.A. (M)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(1,530)	(259)	8
Afterpay Limited (M)	JPM	1M LIBOR -0.25% (M)	TBD	(1,138)	(86)	(15)
Airbus SE (M)	BOA	1W LIBOR -0.25% (M)	TBD	(784)	(105)	4
Amphenol Corporation (M)	BOA	1M LIBOR -0.18% (M)	TBD	(2,693)	(182)	(3)
Archer-Daniels-Midland Company (M)	BOA	1M LIBOR -0.18% (M)	TBD	(3,227)	(199)	3
Aviva PLC (M)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(39,219)	(234)	14
Banco BTG Pactual S.A. (M)	BOA	1M LIBOR -0.80% (M)	TBD	(3,192)	(77)	(1)
BeiGene, Ltd. (M)	BOA	1M LIBOR -0.18% (M)	TBD	(313)	(104)	(3)
Bilibili Inc. (M)	BOA	1M LIBOR -0.18% (M)	TBD	(1,978)	(219)	(22)
BT Group PLC (M)	BOA	1W LIBOR -0.25% (M)	TBD	(37,088)	(105)	5
Canadian Pacific Railway Limited (M)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(1,061)	(86)	4
Cansino Biologics Inc. (M)	JPM	1M LIBOR -1.50% (M)	TBD	(600)	(31)	(1)
Capitec Bank Holdings (M)	JPM	Federal Funds Effective Rate -0.40% (M)	TBD	(1,832)	(227)	10
Celltrion Healthcare Co. Ltd. (M)	BOA	1W LIBOR -0.44% (M)	TBD	(1,893)	(201)	7
Central Japan Railway Company (M)	JPM	1M LIBOR -0.25% (M)	TBD	(1,900)	(308)	19
China Conch Venture Holdings Limited (M)	BOA	1W LIBOR -0.30% (M)	TBD	(70,500)	(298)	(5)
China Longyuan Power Group Corporation Limited (M)	BOA	1W LIBOR -0.30% (M)	TBD	(98,000)	(171)	—
China Molybdenum Co.,Ltd (M)	BOA	1W LIBOR -0.30% (M)	TBD	(72,000)	(40)	(3)
China Resources Gas Group Limited (M)	BOA	1W LIBOR -0.30% (M)	TBD	(14,000)	(89)	5
China Southern Airlines Co., Ltd. (M)	JPM	1M LIBOR -0.30% (M)	TBD	(214,000)	(149)	16

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
China Vanke Co., Ltd. (M)	BOA	1W LIBOR -0.30% (M)	TBD	(39,800)	(126)	2
Chocoladefabriken Lindt & Sprüngli AG (M)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(31)	(302)	(7)
Country Garden Holdings Company Limited (M)	JPM	1M LIBOR -0.30% (M)	TBD	(112,000)	(135)	7
Country Garden Services Holdings Company Limited (M)	JPM	1M LIBOR -0.30% (M)	TBD	(6,000)	(62)	(3)
Credit Suisse Group AG (M)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(92,486)	(1,007)	38
Digital Realty Trust, Inc. (M)	BOA	1M LIBOR -0.18% (M)	TBD	(607)	(94)	2
E.Sun Financial Holding Company, Ltd. (M)	BOA	1M LIBOR -0.40% (M)	TBD	(45,000)	(41)	(2)
Eisai Co., Ltd. (M)	JPM	Federal Funds Effective Rate +0.00% (M)	TBD	(300)	(31)	2
Evolution AB (publ) (M)	BOA	1W LIBOR -0.25% (M)	TBD	(258)	(44)	3
Fairfax Financial Holdings Limited (M)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(167)	(76)	3
Ferrovial, S.A. (M)	BOA	1W LIBOR -0.25% (M)	TBD	(1,573)	(46)	—
Fuyao Glass Industry Group Co., Ltd. (M)	JPM	1M LIBOR -0.30% (M)	TBD	(12,400)	(82)	(5)
Gaotu Techedu Inc. (M)	BOA	1M LIBOR -3.28% (M)	TBD	(3,676)	(49)	(5)
GDS Holdings Ltd. (M)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(2,191)	(167)	(5)
Geely Automobile Holdings Limited (M)	JPM	1M LIBOR -0.30% (M)	TBD	(63,000)	(174)	(26)
Great Wall Motor Company Limited (M)	JPM	1M LIBOR -0.30% (M)	TBD	(51,000)	(154)	(10)
Grifols, S.A. (M)	BOA	1W LIBOR -0.25% (M)	TBD	(1,178)	(32)	—
Hannover Rück SE (M)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(438)	(75)	1
Hapvida Participacoes E Investimentos S/A (M)	JPM	1M LIBOR -0.50% (M)	TBD	(79,043)	(248)	2
HSBC Holdings PLC (M)	BOA	1W LIBOR -0.25% (M)	TBD	(25,609)	(151)	3
Hyundai Motor Company (M)	BOA	1W LIBOR -0.40% (M)	TBD	(398)	(85)	—
Innovent Biologics, Inc. (M)	JPM	1M LIBOR -0.36% (M)	TBD	(11,000)	(126)	(3)
iQIYI, Inc. (M)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(26,209)	(377)	(32)
Kingsoft Cloud Holdings Limited (M)	BOA	1M LIBOR -0.18% (M)	TBD	(2,073)	(70)	(1)
Kraft Foods Group, Inc. (M)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,095)	(48)	3
Kunlun Energy Company Limited (M)	JPM	1M LIBOR -0.30% (M)	TBD	(60,000)	(54)	(26)
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude (M)	BOA	1W LIBOR -0.30% (M)	TBD	(539)	(97)	2
Leonardo S.p.A. (E)	BOA	1W LIBOR -0.30% (E)	TBD	1,118,124	9,303	(272)
Leonardo S.p.A. (M)	BOA	1W LIBOR -0.30% (M)	TBD	(135,412)	(1,127)	33
LG Display Co., Ltd. (M)	JPM	1M LIBOR -0.35% (M)	TBD	(6,349)	(134)	(4)
Liberty Broadband Corporation (M)	BOA	1M LIBOR -0.18% (M)	TBD	(1,580)	(255)	(11)
Link Real Estate Investment Trust (M)	JPM	1M LIBOR -0.30% (M)	TBD	(9,502)	(93)	(1)
Lojas Americanas S/A (M)	JPM	1M LIBOR -0.77% (M)	TBD	(33,315)	(148)	4
Longfor Group Holdings Limited (M)	BOA	1W LIBOR -0.30% (M)	TBD	(36,500)	(204)	(6)
Macquarie Group Limited (M)	JPM	1M LIBOR -0.25% (M)	TBD	(1,625)	(192)	—
MicroPort Scientific Corporation (M)	BOA	1W LIBOR -1.11% (M)	TBD	(33,000)	(305)	8
Mitsui Fudosan Co., Ltd. (M)	JPM	1M LIBOR -0.25% (M)	TBD	(8,500)	(209)	12
Moderna, Inc. (M)	BOA	1M LIBOR -0.18% (M)	TBD	(860)	(190)	(12)
Mondelez International, Inc. (M)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,035)	(66)	1
Nippon Paint Holdings Co., Ltd. (M)	JPM	1M LIBOR -0.25% (M)	TBD	(2,900)	(41)	2
Oracle Corporation (M)	BOA	1M LIBOR -0.18% (M)	TBD	(13)	(1)	—
Paychex, Inc. (M)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(990)	(102)	(4)
Ping An Healthcare and Technology Company Limited (M)	JPM	1M LIBOR -0.69% (M)	TBD	(9,900)	(115)	(8)
Posco Chemical Co Ltd (M)	JPM	1M LIBOR -1.01% (M)	TBD	(2,194)	(282)	1
Power Corporation of Canada (M)	BOA	1M LIBOR -0.30% (M)	TBD	(3,408)	(111)	2
Raia Drogasil S.A. (M)	JPM	1M LIBOR -0.50% (M)	TBD	(38,552)	(214)	22
Roper Technologies, Inc. (M)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(717)	(325)	(12)
Sampo Oyj (M)	BOA	1W LIBOR -0.25% (M)	TBD	(9,277)	(432)	6
Samsung C&T Corporation (M)	JPM	1M LIBOR -0.67% (M)	TBD	(382)	(49)	3
Samsung Life Insurance Co., Ltd. (M)	JPM	1M LIBOR -0.05% (M)	TBD	(378)	(28)	2
Schindler Holding AG (M)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(686)	(206)	(4)
SECOM Co.,Ltd. (M)	JPM	1M LIBOR -0.25% (M)	TBD	(1,500)	(120)	6
Seven & I Holdings Co., Ltd. (M)	JPM	1M LIBOR -0.25% (M)	TBD	(1,600)	(73)	(4)
Shandong Gold Group Co., Ltd. (M)	JPM	1M LIBOR -1.43% (M)	TBD	(70,500)	(138)	13
Shandong Weigao Group Medical Polymer Co.,Ltd. (M)	JPM	1M LIBOR +0.00% (M)	TBD	(8,000)	(19)	—
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. (M)	BOA	1W LIBOR -1.00% (M)	TBD	(34,000)	(248)	(26)
Shaw Communications Inc. (M)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(9,001)	(271)	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Shenzhou International Group Holdings Limited (M)	JPM	1M LIBOR -0.30% (M)	TBD	(3,500)	(86)	(3)
Shimano Inc. (M)	JPM	1M LIBOR -0.25% (M)	TBD	(800)	(180)	(10)
Skandinaviska Enskilda Banken AB (M)	BOA	1W LIBOR -0.25% (M)	TBD	(11,922)	(155)	1
SSE PLC (M)	BOA	1W LIBOR -0.25% (M)	TBD	(8,072)	(171)	3
Sumitomo Realty & Development Co.,Ltd. (M)	JPM	1M LIBOR -0.25% (M)	TBD	(3,000)	(108)	—
Sunny Optical Technology (Group) Company Limited (M)	BOA	1W LIBOR -0.30% (M)	TBD	(4,300)	(124)	(13)
Sysmex Corporation (M)	JPM	1M LIBOR -0.25% (M)	TBD	(400)	(43)	(4)
Tencent Music Entertainment Group (M)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(4,142)	(63)	(1)
Tesco PLC (M)	BOA	1W LIBOR -0.25% (M)	TBD	(69,306)	(216)	(4)
The Allstate Corporation (M)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,739)	(234)	5
The Boeing Company (M)	BOA	1M LIBOR -0.18% (M)	TBD	(1,369)	(334)	6
The Hershey Company (M)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(815)	(141)	(1)
Transurban Holdings Limited (M)	JPM	1M LIBOR +0.00% (M)	TBD	(1,722)	(18)	—
TravelSky Technology Limted (M)	BOA	1W LIBOR -0.30% (M)	TBD	(20,000)	(42)	(1)
Trip.com Group Limited (M)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(2,113)	(79)	4
Vestas Wind Systems A/S (M)	BOA	1W LIBOR -0.25% (M)	TBD	(7,555)	(280)	(15)
Wal - Mart de Mexico, S.A.B. de C.V. (M)	JPM	1M LIBOR -0.57% (M)	TBD	(31,245)	(104)	2
Westpac Banking Corporation (M)	JPM	1M LIBOR -0.25% (M)	TBD	(4,810)	(100)	1
Xcel Energy Inc. (M)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,099)	(76)	3
Zai Lab (PTY) LTD (M)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(273)	(46)	(2)
Zijin Mining Group Co., Ltd. (M)	BOA	1W LIBOR -0.30% (M)	TBD	(22,000)	(29)	(2)
						(286)

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
iBoxx Liquid Leveraged Loan Total Return Index (Q)	3M LIBOR +0.00% (Q)	GSC	09/20/21	4,348	—	(12)
iBoxx Liquid Leveraged Loan Total Return Index (Q)	3M LIBOR +0.00% (Q)	GSC	09/20/21	6,521	—	(20)
Goldman Sachs Expensive Software Index (M)	3M LIBOR +0.10% (M)	JPM	02/22/22	754	—	147
					—	115
Total return swap agreements - paying return
EQUITY
Financial Select Sector SPDR Fund (Q)	3M LIBOR +0.30% (Q)	JPM	09/16/21	(1,630)	—	10

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,989,254	960,224	9,609	2,959,087
Government And Agency Obligations	—	223,704	—	223,704
Corporate Bonds And Notes	—	186,698	7,532	194,230
Non-U.S. Government Agency Asset-Backed Securities	—	155,564	6,992	162,556
Senior Floating Rate Instruments	—	79,484	—	79,484
Investment Companies	61,665	—	—	61,665
Preferred Stocks	30,066	—	—	30,066
Trust Preferreds	4,218	—	—	4,218
Warrants	632	—	33	665
Short Term Investments	372,577	—	—	372,577
	2,458,412	1,605,674	24,166	4,088,252
Liabilities - Securities
Common Stocks	(21,595)	—	—	(21,595)
	(21,595)	—	—	(21,595)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,840	—	—	1,840
Centrally Cleared Interest Rate Swap Agreements	—	26,662	—	26,662
Centrally Cleared Credit Default Swap Agreements	—	1,543	—	1,543
Exchange Traded Purchased Options	10,891	—	—	10,891
OTC Purchased Options	—	7,030	—	7,030
Open Forward Foreign Currency Contracts	—	2,924	—	2,924
OTC Credit Default Swap Agreements	—	143	—	143
OTC Contracts for Difference	—	312	—	312
OTC Total Return Swap Agreements	—	396	—	396
	12,731	39,010	—	51,741
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Barrier Options	—	(180)	—	(180)
Futures Contracts	(12,614)	—	—	(12,614)
Centrally Cleared Interest Rate Swap Agreements	—	(20,151)	—	(20,151)
Exchange Traded Written Options	(3,818)	—	—	(3,818)
OTC Written Options	—	(5,385)	—	(5,385)
Open Forward Foreign Currency Contracts	—	(10,567)	—	(10,567)
OTC Credit Default Swap Agreements	—	(272)	—	(272)
OTC Contracts for Difference	—	(598)	—	(598)
OTC Total Return Swap Agreements	—	(32)	—	(32)
	(16,432)	(37,185)	—	(53,617)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 98.8%
United States of America 43.2%
Bunge Limited	338	26,406
CF Industries Holdings Inc.	798	41,037
Chevron Corporation	445	46,656
ConocoPhillips	489	29,772
Darling Ingredients Inc. (a)	65	4,368
Deere & Company	62	21,955
Exxon Mobil Corporation	414	26,128
FMC Corporation	206	22,286
Freeport-McMoRan Inc. (a)	290	10,772
Hess Corporation	122	10,695
International Paper Company	249	15,263
Marathon Petroleum Corporation	165	9,964
Newmont Corporation	374	23,696
Packaging Corporation of America	136	18,426
Pioneer Natural Resources Co.	99	16,066
Trimble Inc. (a)	230	18,828
Valero Energy Corporation	168	13,150
Westrock Company, Inc.	260	13,810
		369,278
Canada 15.5%
Canadian Natural Resources Ltd.	818	29,683
Equinox Gold Corp. (a)	30	207
First Quantum Minerals Ltd	391	9,016
Kinross Gold Corporation	2,441	15,468
Lundin Mining Corp.	567	5,112
Neo Lithium Corp. (a) (b)	1,878	4,376
Nutrien Ltd. (a)	528	32,020
Pure Gold Mining Inc. (a)	428	524
Stelco Holdings Inc.	302	8,849
Suncor Energy Inc.	1,141	27,310
		132,565
Netherlands 7.5%
Koninklijke DSM N.V.	109	20,269
Royal Dutch Shell PLC - Class B	2,263	43,843
		64,112
Brazil 6.6%
Vale S.A. - ADR	2,469	56,316
France 5.5%
Total SA (b)	1,047	47,373
United Kingdom 4.4%
Anglo American PLC	953	37,927
Switzerland 4.3%
Glencore PLC	6,538	28,057
Nestle SA - Class N	69	8,586
		36,643
Australia 3.6%
BHP Group PLC	925	27,307
Newcrest Mining Ltd.	201	3,831
		31,138
Norway 3.1%
Aker ASA	335	10,738
Equinor ASA	740	15,717
		26,455
Russian Federation 2.4%
Public Joint Stock Society "Polyus" - GDR (c)	74	7,191
Public Joint Stock Society Oil Company "Lukoil" - ADR (a)	143	13,273
		20,464
China 1.1%
CNOOC Limited	8,060	9,171
Luxembourg 1.0%
ArcelorMittal - ADR (b)	277	8,607
Ghana 0.6%
Kosmos Energy Ltd. (a)	1,538	5,322
Total Common Stocks (cost $664,026)		845,371
WARRANTS 0.0%
Canada 0.0%
BonTerra Resources Inc. (a) (d)	32	—
Marathon Gold Corp. (a) (d)	170	223
Pure Gold Mining Inc. (a) (d)	283	178
Total Warrants (cost $73)		401
SHORT TERM INVESTMENTS 2.5%
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (e) (f)	14,202	14,202
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 0.01% (e) (f)	7,390	7,390
Total Short Term Investments (cost $21,592)		21,592
Total Investments 101.3% (cost $685,691)		867,364
Other Assets and Liabilities, Net (1.3)%		(11,329)
Total Net Assets 100.0%		856,035

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Society "Polyus"	09/20/17	3,911	7,191	0.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks	579,279	266,092	—	845,371
Warrants	—	401	—	401
Short Term Investments	21,592	—	—	21,592
	600,871	266,493	—	867,364

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.9%
Information Technology 42.7%
Adobe Inc. (a)	221	129,323
Analog Devices, Inc. (a)	721	124,155
Apple Inc. (a)	1,224	167,649
ASML Holding - ADR (a)	237	163,965
Autodesk, Inc. (a)	237	69,228
CrowdStrike Holdings, Inc. - Class A (a)	105	26,505
Fidelity National Information Services, Inc.	209	29,630
Intuit Inc. (a)	311	152,237
Marvell Technology, Inc.	1,911	111,446
MasterCard Incorporated - Class A	515	188,064
Microsoft Corporation (a)	1,575	426,670
NVIDIA Corporation (a)	104	82,833
Paypal Holdings, Inc. (a)	328	95,544
RingCentral, Inc. - Class A (a)	176	51,230
ServiceNow, Inc. (a)	280	154,069
Visa Inc. - Class A	919	214,774
Wix.Com Ltd. (a)	244	70,697
		2,258,019
Consumer Discretionary 18.6%
Amazon.com Inc. (a)	135	463,926
Dollar Tree Inc. (a)	501	49,830
Domino's Pizza, Inc.	69	32,337
ETSY, Inc. (a)	310	63,763
Lowe`s Companies, Inc.	212	41,151
LVMH Moet Hennessy Louis Vuitton SE	64	50,272
MercadoLibre S.R.L (a)	71	110,933
NIKE, Inc. - Class B	885	136,670
TJX Cos. Inc.	514	34,672
		983,554
Communication Services 16.5%
Alphabet Inc. - Class A (a)	96	234,861
Facebook, Inc. - Class A (a)	554	192,694
Match Group Holdings II, LLC (a)	116	18,641
Netflix, Inc. (a)	218	114,970
SEA, Ltd. - Class A - ADR (a)	337	92,644
Snap Inc. - Class A (a)	1,783	121,520
Tencent Holdings Limited	785	59,167
T-Mobile USA, Inc. (a)	258	37,430
		871,927
Health Care 7.5%
AstraZeneca PLC - ADR (a) (b)	576	34,504
Danaher Corporation	304	81,552
Eli Lilly & Co.	112	25,707
Intuitive Surgical, Inc. (a)	44	40,047
Lonza Group AG	72	51,468
UnitedHealth Group Incorporated	199	79,708
Zoetis Inc. - Class A	436	81,335
		394,321
Industrials 6.7%
CoStar Group, Inc. (a)	664	55,026
Fortive Corporation	554	38,617
Roper Technologies, Inc.	186	87,232
TransDigm Group Inc. (a)	100	64,822
TransUnion	618	67,870
Union Pacific Corporation	171	37,585
		351,152
Financials 5.5%
Morgan Stanley	767	70,304
S&P Global Inc.	383	157,254
Shopify Inc. - Class A (a)	44	64,698
		292,256
Materials 2.4%
Ball Corp.	347	28,089
Freeport-McMoRan Inc. (a)	866	32,138
Sherwin-Williams Co.	252	68,695
		128,922
Total Common Stocks (cost $2,959,612)		5,280,151
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	15,311	15,311
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	7,499	7,499
Total Short Term Investments (cost $22,810)		22,810
Total Investments 100.3% (cost $2,982,422)		5,302,961
Other Assets and Liabilities, Net (0.3)%		(15,077)
Total Net Assets 100.0%		5,287,884

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	5,119,244	160,907	—	5,280,151
Short Term Investments	22,810	—	—	22,810
	5,142,054	160,907	—	5,302,961

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 93.1%
France 14.3%
Alstom	294	14,882
AXA SA	905	22,970
BNP Paribas SA	96	6,020
Carrefour SA	235	4,631
Danone	338	23,825
Pernod-Ricard SA	87	19,260
Sanofi SA	454	47,632
Total SA (a)	865	39,138
Valeo	212	6,398
VINCI	174	18,568
		203,324
United Kingdom 14.0%
AstraZeneca Plc	98	11,722
Barclays PLC	7,213	17,097
BP Plc	7,067	30,827
British American Tobacco P.L.C.	683	26,454
Compass Group PLC (b)	335	7,054
Relx PLC (b)	431	11,494
Relx PLC	432	11,467
Rolls-Royce Holdings plc (b)	36,177	49,559
Unilever PLC	563	32,818
		198,492
Germany 11.3%
BASF SE - Class N	396	31,244
Bayer AG - Class N	252	15,338
Infineon Technologies AG - Class N	229	9,193
RWE AG	918	33,328
SAP SE	307	43,263
Siemens AG - Class N	181	28,680
		161,046
Japan 10.1%
Fanuc Ltd.	124	29,804
Murata Manufacturing Co. Ltd.	455	34,630
Sompo Holdings, Inc.	393	14,525
Sumitomo Mitsui Financial Group Inc.	625	21,510
Takeda Pharmaceutical Co. Ltd.	1,299	43,509
		143,978
Switzerland 9.8%
ABB Ltd. - Class N	498	16,901
Compagnie Financiere Richemont SA	212	25,714
Credit Suisse Group AG - Class N	1,658	17,379
Novartis AG - Class N	560	50,981
Zurich Insurance Group AG - Class N	71	28,542
		139,517
Spain 7.9%
AENA, S.M.E., S.A. (b) (c)	147	24,062
Amadeus IT Group SA (c)	640	44,984
Banco Bilbao Vizcaya Argentaria, S.A. (b)	3,482	21,598
CaixaBank, S.A.	7,273	22,399
		113,043
South Korea 6.8%
Samsung Electronics Co. Ltd.	792	56,783
SK Hynix Inc.	347	39,374
		96,157
Italy 6.1%
Enel SpA	4,035	37,507
UniCredit S.p.A.	4,140	48,880
		86,387
Netherlands 5.6%
Airbus SE (b)	252	32,480
Akzo Nobel N.V.	250	30,917
ING Groep N.V.	1,208	16,018
		79,415
Canada 1.7%
Air Canada (b)	1,158	23,801
Ireland 1.3%
Ryanair Holdings Plc - ADR (b)	171	18,505
Luxembourg 1.1%
ArcelorMittal	509	15,728
Hong Kong 1.1%
Sands China Ltd. (b)	3,724	15,691
Indonesia 0.5%
Bank Mandiri Persero Tbk PT	19,180	7,817
Bermuda 0.5%
Credicorp Ltd. (b)	60	7,293
China 0.5%
Beijing Capital International Airport Co. Ltd. - Class H (b)	10,344	6,863
Mexico 0.5%
Grupo Financiero Banorte SAB de CV (b)	1,060	6,850
Total Common Stocks (cost $1,120,138)		1,323,907
PREFERRED STOCKS 3.6%
Switzerland 3.4%
Roche Holding AG	127	47,669
Germany 0.2%
Volkswagen AG (d)	14	3,440
Total Preferred Stocks (cost $41,878)		51,109
CORPORATE BONDS AND NOTES 0.4%
Guernsey 0.4%
Credit Suisse AG
3.00%, 11/12/21, CHF (a) (c) (d)	610	738
3.00%, 11/12/21, CHF (d) (e)	3,400	4,113
Total Corporate Bonds And Notes (cost $4,400)		4,851
SHORT TERM INVESTMENTS 5.2%
Securities Lending Collateral 2.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (f) (g)	41,106	41,106
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 0.01% (f) (g)	32,962	32,962
Total Short Term Investments (cost $74,068)		74,068
Total Investments 102.3% (cost $1,240,484)		1,453,935
Other Assets and Liabilities, Net (2.3)%		(32,015)
Total Net Assets 100.0%		1,421,920

(a)  All or a portion of the security was on loan as of June 30, 2021.

(b)  Non-income producing security.

(c)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Convertible security.

(e)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Investment in affiliate.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Causeway International Value Select Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	04/27/20	20,817	24,062	1.7
Amadeus IT Group SA	04/03/20	37,281	44,984	3.2
Credit Suisse AG, 3.00%, 11/12/21	05/07/21	677	738	—
		58,775	69,784	4.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	56,449	1,267,458	—	1,323,907
Preferred Stocks	51,109	—	—	51,109
Corporate Bonds And Notes	—	4,851	—	4,851
Short Term Investments	74,068	—	—	74,068
	181,626	1,272,309	—	1,453,935

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 98.4%
Information Technology 40.7%
Adobe Inc. (a)	90	52,687
Akamai Technologies, Inc. (a)	182	21,211
Apple Inc. (a)	504	68,988
ASML Holding - ADR (a)	30	20,559
Atlassian Corporation PLC - Class A (a)	43	11,073
Fidelity National Information Services, Inc.	159	22,472
Microsoft Corporation (a)	285	77,333
Nutanix, Inc. - Class A (a)	271	10,354
NVIDIA Corporation (a)	67	54,025
NXP Semiconductors N.V.	102	20,944
Palo Alto Networks, Inc. (a)	86	32,090
Qualcomm Incorporated (a)	256	36,599
Salesforce.Com, Inc. (a)	194	47,445
Splunk Inc. (a)	154	22,314
Uipath, Inc. - Class A (a) (b)	137	9,307
Visa Inc. - Class A	296	69,159
VMware, Inc. - Class A (a)	109	17,410
Workday, Inc. - Class A (a)	75	17,827
		611,797
Consumer Discretionary 19.4%
Advance Auto Parts, Inc.	117	24,093
Alibaba Group Holding Limited - ADR (a)	120	27,257
Amazon.com Inc. (a)	39	133,568
Aptiv PLC (a)	161	25,324
The Home Depot, Inc.	110	35,238
Tractor Supply Co. (a)	105	19,479
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	75	25,957
		290,916
Health Care 12.6%
Alcon AG (a)	280	19,692
Amgen Inc. (a)	89	21,806
BioMarin Pharmaceutical Inc. (a)	142	11,874
Intuitive Surgical, Inc. (a)	16	14,530
Thermo Fisher Scientific Inc.	77	38,685
UnitedHealth Group Incorporated	116	46,375
Zoetis Inc. - Class A	196	36,500
		189,462
Communication Services 10.7%
Booking Holdings Inc. (a)	8	18,356
Facebook, Inc. - Class A (a)	283	98,309
SEA, Ltd. - Class A - ADR (a)	65	17,909
Walt Disney Co.	150	26,295
		160,869
Industrials 9.8%
Eaton Corporation Public Limited Company	31	4,597
IHS Markit Ltd.	250	28,151
Raytheon BBN Technologies Corp.	270	23,032
Uber Technologies, Inc. (a)	548	27,484
United Parcel Service Inc. - Class B	185	38,433
W. W. Grainger, Inc.	60	26,151
		147,848
Consumer Staples 2.4%
Anheuser-Busch InBev - ADR (b)	192	13,794
Monster Beverage 1990 Corporation (a)	251	22,960
		36,754
Real Estate 1.6%
Equinix, Inc.	29	23,455
Materials 1.2%
Ecolab Inc.	88	18,136
Total Common Stocks (cost $917,613)		1,479,237
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	1,545	1,545
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	1,114	1,114
Total Short Term Investments (cost $2,659)		2,659
Total Investments 98.6% (cost $920,272)		1,481,896
Other Assets and Liabilities, Net 1.4%		20,594
Total Net Assets 100.0%		1,502,490

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,479,237	—	—	1,479,237
Short Term Investments	2,659	—	—	2,659
	1,481,896	—	—	1,481,896

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 97.0%
Japan 22.2%
ABC-Mart Inc.	—	6
Acom Co. Ltd.	3	11
Adastria Co. Ltd.	—	5
Adeka Corporation	1	26
Advantest Corporation	—	18
AEON Co. Ltd.	2	43
Aeon Delight Co.,Ltd.	—	9
AEON Financial Service Co. Ltd.	2	20
AEON Mall Co. Ltd.	—	3
Ai Holdings Corporation	1	12
AICA Kogyo Co., Ltd.	1	25
Aichi Corporation	1	9
Aichi Steel Corporation	—	3
Aida Engineering,Ltd.	—	4
AIFUL Corporation	5	18
Ain Holdings Inc	—	6
Air Water Inc.	2	23
Aisin Seiki Co. Ltd.	1	39
Ajinomoto Co. Inc.	1	36
Alfresa Holdings Corp.	1	19
All Nippon Airways Co. Ltd. (a)	1	16
ALPS Alpine Co. Ltd.	3	28
Amada Co. Ltd.	3	32
AMANO Corporation	—	5
Anritsu Corporation (b)	1	21
AOKI Holdings Inc.	3	16
Aoyama Trading Co., Ltd. (a)	2	12
Aozora Bank, Ltd.	1	31
Arata Corporation	—	12
ARCS Company, Ltd	—	4
Argo Graphics Inc.	1	24
Arisawa Manufacturing Co., Ltd.	2	13
ARUHI Corporation.	—	5
Asahi Breweries Ltd.	1	42
Asahi Glass Co. Ltd.	1	38
Asahi Holdings, Inc.	1	26
Asahi Intecc Co., Ltd.	1	29
Asahi Kasei Corp.	6	70
Asics Corp.	—	5
ASKUL Corporation	1	9
Astellas Pharma Inc.	1	10
Autobacs Seven Co., Ltd.	1	9
Axial Retailing Inc.	—	10
Azbil Corporation	1	25
Bandai Namco Holdings Inc.	1	35
Bando Chemical Industries, Ltd.	1	10
Bank of Kyoto Ltd.	1	32
Bank of The Ryukyus, Limited	1	8
BayCurrent Consulting , Inc.	—	36
Belc CO., LTD.	—	5
Bellsystem24 Holdings, Inc.	—	3
Belluna Co., Ltd.	2	19
Benefit One Inc.	1	35
Benesse Holdings Inc.	1	22
BeNext-Yumeshin Group Co	—	1
Bic Camera Inc.	—	3
BML Inc.	—	3
BrainPad Inc. (a)	—	18
Bridgestone Corp. (b)	1	36
Broadleaf Co.,Ltd.	1	3
Brother Industries Ltd.	2	38
Bunka Shutter Co. Ltd.	—	4
C. Uyemura & Co., Ltd.	1	34
Calbee,Inc.	1	18
Canon Electronics Inc.	—	5
Canon Inc. (b)	2	36
Canon Marketing Japan Inc.	1	12
Capcom Co. Ltd.	—	12
Casio Computer Co. Ltd. (b)	1	15
Cawachi Limited	—	2
Central Glass Co., Ltd. (a)	1	19
Central Japan Railway Co.	—	30
China Bank Ltd.	1	5
Chiyoda Co., Ltd.	1	8
Chubu Electric Power Co. Inc.	1	13
ChubuShiryo Co., Ltd. (b)	1	10
Chudenko Corporation	—	4
Chugai Pharmaceutical Co. Ltd.	1	36
Chugoku Electric Power Co. Inc.	1	13
Chugoku Marine Paints, Ltd.	1	11
Citizen Watch Co., Ltd.	5	17
CKD Corporation	1	19
CMK Corporation	2	7
Coca-Cola Bottlers Japan Holdings Inc.	1	22
Computer Engineering & Consulting, Ltd.	1	11
COMSYS Holdings Corporation	1	22
Concordia Financial Group, Ltd.	8	28
COSMOS Pharmaceutical Corporation	—	29
Create SD Holdings.Co., Ltd	1	27
Credit Saison Co. Ltd.	2	23
CyberAgent Inc.	1	15
Cybozu, Inc. (b)	—	2
Dai Nippon Printing Co. Ltd.	1	23
Daibiru Corp.	1	11
Daicel Corp.	3	25
Daido Steel Co., Ltd.	1	30
Daifuke Co. Ltd.	—	18
Daiho Corp.	—	11
Dai-ichi Life Holdings, Inc.	2	37
Daiichi Sankyo Company, Ltd	1	15
Daiichikosho Co., Ltd.	1	19
Daikin Industries Ltd.	1	112
DaikyoNishikawa Corporation	1	9
Dainippon Sumitomo Pharma Co. Ltd. (b)	—	6
Daio Paper Corporation	—	5
Daiseki Co., Ltd.	—	13
Daishi Hokuetsu Financial Group, Inc.	1	11
Daito Pharmaceutical Co.,Ltd.	1	15
Daito Trust Construction Co. Ltd.	—	33
Daiwa House Industry Co. Ltd.	3	81
Daiwa Industries Ltd.	—	2
Daiwa Securities Group Inc.	6	35
Daiwabo Holdings Co., Ltd.	1	12
DCM Holdings Co., Ltd.	1	6
Dena Co., Ltd.	—	4
Denka Company Limited	1	30
Denso Corp.	—	14
Dentsu Inc.	—	11
Dexerials Corporation	—	6
DIC Corp. (b)	1	28
Digital Arts Inc.	—	8
Digital Garage Inc.	—	13
DIP Corporation	—	9
Disco Corp.	—	30
DMG Mori Co., Ltd. (a) (b)	1	11
Doshisha Co., Ltd.	1	11
DOUTOR·NICHIRES Holdings Co., Ltd.	—	3
Dowa Holdings Co. Ltd.	1	32
DTS Corporation	—	5
DUSKIN Co., Ltd.	—	9
DYDO Group Holdings, INC.	1	22
Earth Corporation	—	17
East Japan Railway Co.	—	14
EBARA Corporation	1	40
Edion Corp.	2	21
eGuarantee, Inc.	1	13
Eisai Co. Ltd.	1	59
EIZO Corporation	—	4
Elecom Co.,Ltd.	1	24
Electric Power Development Co., Ltd. - Class D	1	14
En-Japan Inc.	1	21
EPS Holdings Inc	—	3
Exedy Corp.	1	16
Ezaki Glico Co.,Ltd.	1	19
F.C.C. Co. Ltd.	1	15
FANCL Corporation	—	13

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Fanuc Ltd.	—	24
Fast Retailing Co. Ltd.	—	75
Ferrotec Holdings Corporation	—	9
FP Corporation	—	7
Fuji Co., Ltd.	—	2
Fuji Corporation	1	16
Fuji Electric Holdings Co. Ltd.	1	42
Fuji Kyuko Co.,Ltd.	—	19
Fuji Media Holdings, Inc.	—	2
Fuji Oil Holdings Inc.	1	12
Fuji Seal International, Inc.	—	4
Fujibo Holdings,Inc.	—	10
Fujicco Co., Ltd.	1	10
FUJIFILM Holdings Corp.	1	44
Fujikura Ltd. (a)	4	17
Fujimi Incorporated	1	23
Fujimori Kogyo Co., Ltd.	—	15
Fujisoft Incorporated (a)	1	25
Fujitec Co., Ltd.	1	11
Fujitsu General Limited	1	19
Fujitsu Ltd.	1	112
Fukuda Denshi Co., Ltd.	—	16
Fukui Computer Holdings, Inc.	—	15
Fukuoka Financial Group, Inc.	2	33
Fukuyama Transporting Co., Ltd.	—	7
Funai Soken Holdings Incorporated (b)	1	13
Furukawa Co., Ltd.	—	2
Furukawa Electric Co., Ltd.	1	27
Fuso Chemical Co., Ltd.	—	11
Futaba Corporation	—	2
Fuyo General Lease Co., Ltd.	—	19
Gakken Holdings Co.,Ltd.	1	9
Geo Holdings Corp.	—	2
Glory Ltd.	1	10
GMO Financial Holdings, Inc. (b)	3	20
GMO Internet, Inc.	—	5
GMO Payment Gateway, Inc.	—	26
Goldwin Inc.	—	6
GREE, Inc.	2	11
GS Yuasa Corp.	1	23
Gulliver International Co. Ltd.	2	14
GungHo Online Entertainment, Inc.	1	24
Gunze Limited	—	4
H2O Retailing Corporation	2	16
Hakuhodo DY Holdings Incorporated	—	3
Halows Co.,Ltd.	—	10
Hamakyorex Co.,Ltd.	—	3
Hamamatsu Photonics KK	—	6
Hankyu Hanshin Holdings Inc.	1	34
HANWA Co., Ltd.	—	6
Haseko Corp.	3	37
Hazama Ando Corporation	3	21
Heiwa Corporation	1	19
Heiwa Real Estate Co., Ltd.	—	8
Heiwado Co., Ltd.	—	4
Hikari Tsushin Inc.	—	18
HI-LEX Corporation	1	10
Hino Motors Ltd.	1	4
Hirogin Holdings, Inc.	2	12
Hirose Electric Co. Ltd.	—	15
Hisamitsu Pharmaceutical Co. Inc.	—	10
Hitachi Construction Machinery Co. Ltd.	—	6
Hitachi Ltd.	4	217
Hitachi Maxell, Ltd.	—	4
Hitachi Metals Ltd. (a)	—	6
Hitachi Transport System, Ltd.	1	29
Hitachi Zosen Corporation	3	16
Hogy Medical Co.,Ltd.	—	12
Hokkaido Electric Power Co., Inc.	2	10
Hokuetsu Corporation	1	3
Hokuhoku Financial Group, Inc.	1	10
Hokuriku Electric Power Company	2	10
Hokuto Corporation	1	10
Honda Motor Co. Ltd.	2	67
HORIBA, Ltd. (b)	1	32
Hosiden Corporation. (b)	—	4
House Foods Group Inc.	1	18
Hoya Corp.	1	66
Hulic Co. Ltd.	3	28
IBIDEN Co., Ltd.	—	11
Ichigo Inc.	5	15
Idec Corp.	1	11
Idemitsu Kosan Co., Ltd.	1	31
IHI Corp.	2	43
Iida Group Holdings Co., Ltd.	1	28
Inaba Denki Sangyo Co., Ltd.	1	19
Inabata & Co., Ltd.	—	3
Infocom Corporation	1	28
Infomart Corporation	1	6
Information Services International-Dentsu, Ltd.	—	16
Inpex Corporation	6	41
Internet Initiative Japan Inc	—	6
IR Japan Holdings, Ltd.	—	25
IRISO Electronics Co., Ltd.	—	5
Isetan Mitsukoshi Holdings Ltd.	3	22
Ishihara Sangyo Kaisha, Ltd.	—	2
Isuzu Motors Ltd.	1	7
ITO EN, LTD.	—	6
ITOCHU Corp.	4	126
ITOCHU ENEX Co., Ltd.	—	2
ITOCHU Techno-Solutions Corporation	1	28
Itoham Yonekyu Holdings Inc.	1	5
Iwatani Corporation	1	36
IZUMI Co., Ltd.	—	8
J Trust Co., Ltd.	5	15
J.Front Retailing Co., Ltd.	1	7
JACCS Co., Ltd.	—	2
JAFCO Co., Ltd.	—	12
Japan Airlines Co., Ltd (a)	2	34
Japan Airport Terminal Co. Ltd. (a)	—	18
Japan Aviation Electronics Industry Ltd.	1	25
Japan Elevator Service Holdings Co.,Ltd.	—	5
Japan Exchange Group Inc.	2	40
Japan Lifeline Co., Ltd.	—	2
Japan Material Co.,Ltd.	—	4
Japan Petroleum Exploration Co., Ltd.	—	4
Japan Post Holdings Co., Ltd.	4	31
Japan Post Insurance Co., Ltd.	—	7
Japan Pulp and Paper Co., Ltd.	—	13
Japan Securities Finance Co., LTD	1	5
Japan Tobacco Inc. (b)	5	85
JCR Pharmaceuticals Co., Ltd.	1	24
JCU Corporation	—	3
JEOL Ltd.	1	41
JFE Holdings Inc.	3	29
JGC Holding Corporation	3	23
Jins Holdings Inc.	—	8
Joshin Denki Co.,Ltd.	—	2
Joyful Honda Co., Ltd.	1	6
JS Group Corp.	2	44
JSR Corp.	1	30
JTEKT Corp.	2	23
JustSystems Corporation	1	29
JVCKenwood Corporation	8	17
JXTG Holdings, Inc.	8	32
Kadokawa Corporation	1	28
Kaga Electronics Co.,Ltd.	1	13
Kagome Co., Ltd. (b)	—	5
Kajima Corp.	4	55
Kakaku.com Inc.	1	18
Kaken Pharmaceutical Co., Ltd.	—	4
Kaleidoscape, Y.K.	—	14
Kameda Seika Co., Ltd.	—	4
Kamigumi Co. Ltd.	1	20
Kanamoto Co. Ltd.	—	5
Kandenko Co., Ltd.	1	4
Kaneka Corp.	—	8
Kanematsu Corporation	1	12
Kanematsu Electronics Ltd.	—	10
Kansai Electric Power Co. Inc.	2	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Kansai Paint Co. Ltd.	1	25
Kanto Denka Kogyo Co.,Ltd.	—	3
Kao Corp. (b)	1	86
KATITAS Co., Ltd.	1	17
Kato Sangyo Co., Ltd.	1	21
Kawada Technologies,Inc.	—	6
Kawasaki Heavy Industries Ltd.	2	34
KDDI Corp.	7	221
Keihan Holdings Co. Ltd.	1	15
Keikyu Corp.	1	15
Keio Corp.	—	12
Keisei Electric Railway Co. Ltd.	1	19
Kewpie Corporation	—	9
Keyence Corp.	—	50
KFC Holdings Japan, Ltd.	—	3
KH Neochem Co., Ltd.	1	21
Kikkoman Corp.	1	40
Kinden Corp.	—	7
Kintetsu Corp. (a)	1	18
Kintetsu World Express, Inc.	1	11
Kirin Holdings Co. Ltd. (b)	2	33
Kissei Pharmaceutical Co., Ltd.	—	2
KITZ Corporation	1	3
Kmto Energy K.K.	—	7
KOA Corporation	2	27
Kobe Bussan Co., Ltd.	1	35
Kobe Steel Ltd.	4	28
Kohnan Shoji Co.,Ltd.	1	24
Koito Manufacturing Co. Ltd.	—	6
KOKUYO Co.,Ltd.	2	28
Komatsu Ltd.	1	35
KOMEDA Holdings Co.,Ltd.	—	4
Komeri Co.,Ltd.	—	9
Komori Corporation	2	15
Konami Corp.	—	12
Konica Minolta Holdings Inc.	6	33
Konishi Co., Ltd.	1	9
Kose Corp.	—	31
Krosaki Harima Corporation	—	15
K's Holdings Corporation	3	29
Kubota Corp. (b)	1	26
Kumagai Gumi Co., Ltd.	1	18
Kumiai Chemical Industry Co., Ltd.	1	10
Kuraray Co. Ltd. (b)	4	35
Kureha Corporation	—	12
Kurita Water Industries Ltd.	1	34
Kusurino Aoki Holdings Co., Ltd.	—	7
KYB Corporation	—	3
Kyocera Corp.	1	37
Kyokuto Kaihatsu Kogyo Co.,Ltd.	—	3
Kyorin Holdings, Inc.	—	3
Kyowa Exeo Corp.	1	22
Kyudenko Corp.	—	6
Kyushu Electric Power Co. Inc.	2	18
Kyushu Financial Group, Inc.	2	6
Kyushu Railway Company	—	7
LAC Co., Ltd	1	12
Lasertec Corporation	—	58
Lawson Inc.	1	32
LEC, Inc.	—	2
Life Corporation	—	3
Lintec Corporation	—	4
Lion Corp.	1	14
M&A Capital Partners Co.,Ltd. (a)	—	19
M3, Inc.	1	73
Mabuchi Motor Co. Ltd.	—	4
Macnica Fuji Electronics Holdings, Inc.	—	5
Macromill, Inc.	1	11
Maeda Corporation (b)	3	28
Maeda Kosen Co.,Ltd.	—	13
Maeda Road Construction Co. Ltd.	1	14
Makino Milling Machine Co., Ltd.	1	28
Makita Corp.	1	33
Mandom Corporation	—	4
Marubeni Corp.	6	53
Marudai Food Co., Ltd.	1	12
Maruha Nichiro Holdings, Inc.	1	17
Marui Group Co. Ltd.	1	24
Maruichi Steel Tube Ltd.	1	26
Marusan Securities Co., Ltd.	—	2
MARUWA Co., Ltd.	—	20
Maruwa Unyu Kikan Co.,Ltd.	1	11
Maruzen Showa Unyu Co., Ltd.	—	12
Matsui Securities Co.,Ltd.	3	20
Matsumotokiyoshi Holdings Co., Ltd.	1	40
Mazda Motor Corp.	4	33
McDonald's Holdings Co. Japan Ltd.	1	22
Mebuki Financial Group, Inc.	9	18
Media Do Holdings Co., Ltd.	—	4
Medical Data Vision Co., Ltd.	1	24
Medipal Holdings Corp.	1	27
Medpeer ,Inc. (a)	—	4
MegaChips Corporation	—	3
Megmilk Snow Brand Co.,Ltd.	1	10
Meidensha Corporation	1	14
Meiji Holdings Co., Ltd.	1	66
Meiko Electronics Co., Ltd.	1	26
Meitec Corp.	—	11
METAWATER Co., Ltd.	1	9
Milbon Co.,Ltd.	—	6
Mimasu Semiconductor Industry Co., Ltd.	—	2
Minebea Mitsumi Inc.	2	40
Miraca Holdings Inc.	1	21
Mirait Holdings Corp.	1	16
Miroku Jyoho Service Co., Ltd.	1	7
MISUMI Group Inc.	—	7
Mitsubishi Chemical Holdings Corporation	6	47
Mitsubishi Corp.	2	49
Mitsubishi Electric Corp.	3	39
Mitsubishi Estate Co. Ltd.	2	35
Mitsubishi Gas Chemical Co. Inc.	—	4
Mitsubishi Heavy Industries Ltd.	3	92
Mitsubishi Logistics Corporation.	—	6
Mitsubishi Materials Corp.	1	18
Mitsubishi Motors Corp. (a)	7	20
Mitsubishi Pencil Co., Ltd.	1	10
Mitsubishi UFJ Financial Group Inc.	19	104
Mitsubishi UFJ Lease & Finance Co. Ltd.	1	4
Mitsuboshi Belting Ltd.	1	11
Mitsui & Co. Ltd.	1	29
Mitsui Chemicals Inc.	1	42
Mitsui E&S Holdings Co., Ltd. (a)	3	13
Mitsui Fudosan Co. Ltd.	2	49
Mitsui High Tec Incorporation	1	35
Mitsui Mining & Smelting Co Ltd	1	28
Mitsui OSK Lines Ltd.	1	38
Mitsui-Soko Co., Ltd.	—	2
mixi, Inc.	1	18
Mizuho Financial Group Inc.	4	50
Mizuho Leasing Company, Limited	—	7
MIZUNO Corporation	1	11
MonotaRO Co., Ltd.	1	33
Morinaga & Co.,Ltd.	1	16
Morinaga Milk Industry Co., Ltd.	—	10
Morita Holdings Corp.	1	10
MS&AD Insurance Group Holdings, Inc.	1	32
Murata Manufacturing Co. Ltd.	1	99
Musashi Seimitsu Industry Co., Ltd.	1	27
Nabtesco Corp. (b)	—	8
Nachi-Fujikoshi Corp. (a)	—	11
Nagase & Co., Ltd.	1	10
Nagoya Railroad Co. Ltd.	1	15
Nankai Electric Railway Co., Ltd.	—	9
NEC Corp.	1	67
NEC Electronics Corp. (a)	3	32
NEC Networks & System Integration Corporation	1	14
NET One Systems Co. Ltd.	1	33
Neturen Co., Ltd.	1	7
NEXON Co.,Ltd.	—	2
NEXTAGE Co., Ltd.	—	3
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
NGK Insulators Ltd.	1	17
NGK Spark Plug Co. Ltd.	2	31
NHK SPRING Co.,Ltd.	3	26
Nichias Corp.	1	18
Nichicon Corporation	—	4
NICHIDEN Corporation	1	16
Nichiha Corporation	—	5
Nichi-Iko Pharmaceutical Co., Ltd.	1	7
Nichirei Corporation	1	37
Nidec Corp.	—	46
Nifco Inc.	1	38
Nihon Kohden Corporation	1	31
Nihon M & A Center Inc.	2	39
Nihon Parkerizing Co. Ltd.	—	4
Nihon Unisys,Ltd.	1	30
Nikkiso Co., Ltd.	—	4
NIKKON Holdings Co., Ltd.	1	13
Nikon Corp.	1	11
Nintendo Co. Ltd.	—	116
Nippo Corp.	1	17
Nippon Chemi-Con Corporation (a)	1	22
Nippon Densetsu Kogyo Co.,Ltd.	—	3
Nippon Electric Glass Co. Ltd.	—	7
Nippon Express Co. Ltd.	1	38
Nippon Flour Mills Co., Ltd.	—	3
Nippon Gas Co., Ltd.	1	19
Nippon Kayaku Co., Ltd.	1	12
Nippon Light Metal Holdings Company, Ltd.	1	10
Nippon Meat Packers Inc.	1	31
Nippon Paper Industries Co., Ltd.	1	13
Nippon Parking Development Co., Ltd.	2	2
Nippon Seiki Co., Ltd.	1	7
Nippon Shinyaku Co., Ltd.	—	32
Nippon Shokubai Co., Ltd.	—	14
Nippon Signal Co.,Ltd.	—	3
Nippon Soda Co., Ltd.	1	17
Nippon Steel Corporation	2	32
Nippon Suisan Kaisha, Ltd.	4	18
Nippon Telegraph & Telephone Corp.	2	42
Nippon Yusen KK	1	61
Nipro Corp.	2	24
Nishimatsu Construction Co. Ltd.	1	22
NISHIMATSUYA CHAIN Co., Ltd.	—	3
Nishi-Nippon Financial Holdings, Inc.	1	3
Nishi-Nippon Railroad Co., Ltd.	1	12
Nishio Rent All Co.,Ltd.	—	3
Nissan Chemical Industries Ltd.	1	34
Nissan Motor Co., Ltd. (a)	6	32
Nissan Shatai Co.,Ltd	3	16
Nissha Co., Ltd.	1	15
Nisshin Seifun Group Inc.	1	10
Nisshinbo Holdings Inc. (b)	1	11
Nissin Electric Co., Ltd.	2	25
Nissin Foods Holdings Co. Ltd.	—	22
Nitori Co. Ltd.	—	53
Nitta Corporation	1	12
Nitto Boseki Co., Ltd.	—	12
Nitto Denko Corp.	1	60
Noevir Holdings Co.,Ltd.	—	15
NOF Corporation	—	5
Nojima Corporation	—	10
NOK Corporation	—	5
Nomura Holdings Inc.	8	40
Nomura Real Estate Holdings, Inc.	1	33
Nomura Research Institute Ltd.	1	20
Noritz Corporation	—	3
North Pacific Bank, Ltd.	5	12
NS Solutions Corporation	1	16
NSD Co., Ltd.	—	5
NSK Ltd.	1	5
NTN Corporation (a)	2	6
NTT Data Corp.	2	33
Obayashi Corp.	1	11
Obic Co. Ltd.	—	19
OCO, K.K.	—	5
Odakyu Electric Railway Co. Ltd.	1	23
Ohsho Food Service Corp.	—	20
Oiles Corporation	—	1
Oisix.daichi Inc. (a)	—	4
OJI Holdings Corp.	2	10
Okamoto Industries, Inc.	—	15
Okamura Corporation	—	3
Okasan Securities Group Inc.	1	3
Oki Electric Industry Company Limited	2	20
Okuma Corporation	—	20
Okumura Corp.	—	3
Olympus Corp.	2	44
Omron Corp.	—	32
Ono Pharmaceutical Co. Ltd.	1	22
Open House Co.,Ltd.	—	5
OPTORUN Co.,Ltd.	1	11
Oracle Corp. Japan	—	15
Orient Corporation	3	4
Oriental Land Co. Ltd.	—	28
ORIX Corp.	3	51
Osaka Gas Co. Ltd.	—	7
Osaka Organic Chemical Industry Ltd.	1	24
Osaka Soda Co., Ltd.	—	7
OSG Corporation (a)	—	5
Otsuka Corp.	1	31
Otsuka Holdings Co., Ltd. (b)	1	33
Outsourcing Inc.	2	33
Pacific Industrial Co., Ltd.	—	3
Paltac Corporation	—	5
Pan Pacific International Holdings Corporation	2	31
Panasonic Corp.	8	91
Paramount Bed Holdings Co., Ltd.	—	4
Park24 Co. Ltd. (a)	1	18
Penta-Ocean Construction Co., Ltd.	5	31
PeptiDream Inc. (a)	1	24
Persol Holdings Co., Ltd.	2	38
Pigeon Corp.	1	31
PILOT Corporation	—	10
Piolax, Inc.	1	11
Press Kogyo Co., Ltd.	1	2
Prestige International Inc.	—	3
Prima Meat Packers, Ltd.	—	11
Qol Holdings Co., Ltd.	—	3
Rakus Co.,Ltd.	—	5
Recruit Holdings Co., Ltd.	1	59
Relia, Inc.	—	2
Relo Group, Inc.	1	32
Rengo Co., Ltd.	1	8
RENOVA, Inc. (a)	—	8
Resona Holdings Inc.	9	34
Resorttrust, Inc.	1	23
Retail Partners Co., Ltd.	1	8
Ricoh Co. Ltd.	3	36
Riken, K.K.	—	7
Rinnai Corp.	—	29
Riso Kyoiku Co., Ltd.	1	3
Rohm Co. Ltd.	—	9
Rohto Pharmaceutical Co. Ltd.	1	21
Roland Corporation	—	15
Rorze Corp.	—	26
Ryohin Keikaku Co. Ltd.	2	34
Ryosan Company,Limited	—	2
S Foods Inc.	—	12
Saibu Gas Co.,Ltd.	1	13
Sakai Moving Service Co., Ltd.	—	5
Sakata INX Corporation	1	10
SALA Corporation	2	10
Samty Co., Ltd.	—	4
San-A & Co., Ltd.	—	8
San-Ai Oil Co.,Ltd.	1	16
Sanken Electric Co.,Ltd.	—	5
Sanki Engineering Co., Ltd.	—	4
Sankyo Co. Ltd.	1	15
Sankyo Tateyama, Inc.	1	9
Sankyu Inc.	1	48

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Santen Pharmaceutical Co. Ltd.	1	19
Sanwa Holdings Corporation	2	22
Sanyo Chemical Industries, Ltd.	—	15
Sapporo Holdings Limited	1	15
Sato Holdings Corporation	1	22
Sawai Group Holdings Co.,Ltd	—	13
SBI Holdings Inc.	1	21
SBS Holdings, Inc.	—	12
SCREEN Holdings Co., Ltd.	—	10
SCSK Corporation	—	18
Secom Co. Ltd.	—	30
Sega Sammy Holdings Inc.	—	5
Seibu Holdings Inc.	1	8
Seiko Epson Corp.	2	37
Seiko Holdings Corporation	1	20
Seino Holdings Corp.	—	5
SEIREN Co., Ltd.	—	4
Sekisui Chemical Co. Ltd.	2	34
Sekisui House Ltd.	2	33
SENKO Group Holdings Co., Ltd.	2	17
Seria Co., Ltd.	1	18
Seven & I Holdings Co., Ltd.	2	105
Seven Bank, Ltd.	8	17
SG Holdings Co., Ltd.	1	26
Sharp Corp.	1	8
Shibuya Corporation	—	8
SHIFT, Inc. (a)	—	15
Shikoku Chemicals Corporation	1	13
Shikoku Electric Power Company, Incorporated	1	10
Shima Seiki Mfg., Ltd.	—	3
Shimadzu Corp.	1	23
Shimamura Co. Ltd.	—	19
Shimano Inc.	—	48
Shimizu Corp.	4	29
Shin-Etsu Chemical Co. Ltd.	—	50
Shin-Etsu Polymer Co.,Ltd.	—	3
Shinko Electric Industries Co. Ltd.	1	26
ShinMaywa Industries, Ltd.	1	10
Shinsei Bank Ltd. (b)	2	20
Shionogi & Co. Ltd. (b)	—	10
Ship Healthcare Holdings, Inc.	1	19
Shiseido Co. Ltd.	—	7
Shizuoka Bank Ltd.	4	33
Shizuoka Gas Co., Ltd. (b)	1	6
SHO-BOND Holdings Co., Ltd.	—	13
Shoei Co., Ltd.	—	15
Showa Denko KK	—	12
Showa Sangyo Co., Ltd.	—	3
Sinko Industries Ltd.	—	2
Sintokogio, Ltd.	2	14
SKY Perfect JSAT Holdings Inc.	4	13
SKYLARK Holdings Co., Ltd. (a) (b)	1	10
SMC Corp.	—	59
SMS Co., Ltd.	1	18
Softbank Corp.	4	55
SoftBank Group Corp.	5	328
Sohgo Security Services Co. Ltd.	1	32
Sojitz Corp.	5	14
Solasto Corporation	1	9
Sompo Holdings, Inc.	1	37
Sony Corp.	3	310
Sotetsu Holdings,Inc.	1	16
S-Pool, Inc.	—	4
Square Enix Holdings Co. Ltd.	—	15
Stanley Electric Co. Ltd.	—	6
Starts Corporation, Inc.	—	5
Starzen Company Limited	—	4
Strike Co., Ltd.	—	8
Subaru Corp. NPV	4	87
Sugi Holdings Co., Ltd.	—	7
SUMCO Corporation (b)	1	34
Sumitomo Bakelite Co., Ltd.	—	13
Sumitomo Chemical Co. Ltd.	14	76
Sumitomo Corp.	3	34
Sumitomo Electric Industries Ltd.	2	34
Sumitomo Forestry Co. Ltd.	2	27
Sumitomo Heavy Industries Ltd.	1	33
Sumitomo Metal Mining Co. Ltd.	—	12
Sumitomo Mitsui Construction Co., Ltd.	1	6
Sumitomo Mitsui Financial Group Inc.	2	62
Sumitomo Mitsui Trust Holdings Inc.	1	41
Sumitomo Osaka Cement Co., Ltd.	—	8
Sumitomo Realty & Development Co. Ltd.	1	25
Sumitomo Rubber Industries Inc. (b)	3	35
Sumitomo Seika Chemicals Company Limited	—	3
Sundrug Co. Ltd.	1	29
Suntory Beverage & Food Limited (b)	1	38
SURUGA bank Ltd.	4	12
Sushiro Global Holdings Ltd.	—	9
Suzuken Co. Ltd.	1	21
Suzuki Motor Corp.	1	34
Sysmex Corp.	—	24
Systena Corporation	—	6
T&D Holdings Inc.	3	34
Tadano Ltd.	1	5
Taihei Dengyo Kaisha, Ltd.	—	2
Taiheiyo Cement Corp.	2	44
Taikisha Ltd.	—	12
Taiko Pharmaceutical Co., Ltd. (b)	1	6
Taisei Corp.	2	66
Taisho Pharmaceutical Holdings Company Ltd.	—	16
Taiyo Holdings Co., Ltd.	—	5
Taiyo Nippon Sanso Corp.	1	12
Taiyo Yuden Co. Ltd.	1	30
Takamatsu Construction Group Co.,Ltd.	1	11
Takara Holdings Inc. (a)	1	15
Takara Leben Co., Ltd.	1	2
Takasago International Corporation	—	2
Takasago Thermal Engineering Co. Ltd.	1	13
Takashimaya Co. Ltd.	1	8
Takeda Pharmaceutical Co. Ltd.	2	64
Takeuchi Mfg. Co., Ltd.	—	5
Takuma Co., Ltd.	—	3
Tayca Corporation	1	6
TDK Corp.	1	97
TechMatrix Corporation	1	15
TechnoPro Holdings, Inc.	—	7
Teijin Ltd.	—	5
Terumo Corp.	1	53
T-Gaia Corporation	1	11
The Akita Bank, Ltd.	1	8
The Aomori Bank, Ltd.	1	9
The Awa Bank, Limited	1	22
The Bank of Iwate, Ltd.	1	14
The Bank of Nagoya, Ltd.	1	13
The Bank of Okinawa, Ltd.	—	9
The Chugoku Bank, Limited	1	5
The Ehime Bank, Ltd.	2	11
The Gunma Bank, Ltd.	6	20
The Hachijuni Bank, Ltd.	5	17
The Hokkoku Bank, Ltd.	—	8
The Hyakugo Bank, Ltd.	4	11
The Hyakujushi Bank, Ltd.	1	8
The Iyo Bank, Ltd.	1	6
The Japan Steel Works, Ltd.	—	5
The Japan Wool Textile Co.,Ltd.	2	14
The Juroku Bank, Ltd.	1	12
The Kiyo Bank, Ltd.	—	4
The Monogatari Corporation	—	13
The Musashino Bank, Ltd	—	6
The Nanto Bank, Ltd.	1	10
The Nisshin OilliO Group, Ltd.	—	11
The Ogaki Kyoritsu Bank, Ltd.	1	13
The Oita Bank, Ltd.	1	12
The Okinawa Electric Power Company, Incorporated	1	10
The Pack Corporation (b)	—	10
The San-in Godo Bank, Ltd.	1	6
The Shiga Bank, Ltd.	1	10
The Sumitomo Warehouse Co., Ltd.	1	13

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
TheKeiyo Bank, Ltd.	2	8
THK Co. Ltd.	—	9
TIS Inc.	1	33
TKC Corporation	—	12
Toagosei Co. Ltd.	1	12
Tobu Railway Co. Ltd.	—	5
TOCALO Co., Ltd.	1	14
Toda Corp.	4	26
Toei Animation Co., Ltd.	—	36
Toho Co. Ltd.	—	4
Toho Gas Co. Ltd.	—	5
Toho Holdings Co. Ltd.	—	3
Tohoku Electric Power Co. Inc.	2	17
Tokai Carbon Co., Ltd.	1	10
TOKAI Holdings Corporation	2	19
Tokairika Co., Ltd.	—	3
Token Corporation (b)	—	9
Tokio Marine Holdings Inc.	1	37
Tokuyama Corporation	—	6
Tokyo Century Corp.	1	32
Tokyo Electric Power Co. Holdings Inc. (a)	2	5
Tokyo Electron Ltd.	—	87
Tokyo Gas Co. Ltd.	2	28
Tokyo Ohka Kogyo Co., Ltd. (b)	—	13
Tokyo Seimitsu Co., Ltd.	—	9
Tokyo Tatemono Co. Ltd. (b)	2	26
Tokyotokeiba Co., Ltd.	—	4
Tokyu Construction Co., Ltd.	1	5
Tokyu Corp.	1	18
Tokyu Fudosan Holdings Corporation	7	40
TOMONY Holdings,Inc.	4	10
TOMY Company, Ltd.	2	15
TOPCON Corporation	1	15
Toppan Forms Co., Ltd.	1	7
Toppan Printing Co. Ltd.	—	6
Topre Corporation	—	3
Topy Industries Ltd.	1	12
Toray Industries Inc.	14	90
Toshiba Machine Co. Ltd.	—	2
Toshiba TEC Corporation	—	4
Tosoh Corp.	1	9
Totetsu Kogyo Co., Ltd.	1	14
TOTO Ltd.	—	5
Towa Pharmaceutical Co. Ltd.	—	2
Toyo Construction Co., Ltd.	1	3
Toyo Gosei Co., Ltd	—	22
Toyo Ink SC. Holdings Co., Ltd.	1	12
Toyo Seikan Group Holdings Ltd.	1	15
Toyo Suisan Kaisha Ltd.	—	12
Toyo Tire Corporation	2	36
Toyobo Co., Ltd.	2	18
Toyoda Gosei Co. Ltd.	1	30
Toyota Boshoku Corporation	1	29
Toyota Industries Corp.	—	26
Toyota Motor Corp.	8	681
Toyota Tsusho Corp.	—	9
transcosmos inc.	1	14
Trend Micro Inc.	1	42
Tri Chemical Laboratories Inc.	—	3
Trusco Nakayama Corporation	—	10
TS Tech Co.,Ltd.	1	18
Tsubaki Nakashima Co., Ltd.	—	3
Tsubakimoto Chain Co.	—	3
Tsumura & Co.	1	16
TSURUHA Holdings ,Inc.	—	23
TV Asahi Holdings Corp.	1	8
UACJ Corporation	—	10
Ube Industries Ltd.	1	26
Uchida Yoko Co., Ltd.	—	4
Ulvac Inc. (b)	1	35
Unicharm Corp.	1	32
Unipres Corp.	—	2
United Super Markets Holdings Inc.	—	3
Universal Entertainment Corporation (a)	—	9
Ushio Inc.	1	9
USS Co. Ltd.	2	26
UT Group Co., Ltd. (a)	—	3
Valor Holdings Co. Ltd.	—	4
Vector, Inc.	—	2
Vital Ksk Holdings, Inc.	1	8
VT Holdings Co., Ltd.	2	10
Wacom Co., Ltd.	4	26
Wakita & Co., Ltd.	1	10
Welcia Holdings Co.,Ltd.	1	20
West Holdings Corporation	—	5
West Japan Railway Co.	—	11
Workman Co., Ltd. (b)	—	21
Yahoo! Japan Corp.	7	35
Yakult Honsha Co. Ltd.	—	23
Yakuodo Holdings Co.,Ltd.	1	11
Yamabiko Corporation	—	2
Yamada Denki Co. Ltd.	6	28
Yamaguchi Financial Group,Inc.	2	13
Yamaha Corp.	—	5
Yamaha Motor Co. Ltd. (b)	2	41
Yamaichi Electronics Co., Ltd.	—	1
Yamato Holdings Co. Ltd.	1	26
Yamato Kogyo Co. Ltd.	—	7
Yamazaki Baking Co. Ltd.	1	13
Yamazen Corporation	1	12
YAOKO Co., Ltd.	—	6
Yaskawa Electric Corp.	—	5
Yokogawa Bridge Holdings Corp.	1	11
Yokogawa Electric Corp.	2	28
Yokohama Reito Co., Ltd.	2	14
Yokohama Rubber Co. Ltd. (b)	2	37
Yokowo Co., Ltd.	—	2
Yuasa Trading Co. Ltd.	—	5
Zenkoku Hosho Co., Ltd.	—	9
Zenrin Co., Ltd.	1	12
Zensho Holdings Co., Ltd.	1	13
Zeon Corporation	1	19
ZOZO, Inc.	1	24
		17,804
United Kingdom 12.4%
3i Group plc	2	37
4imprint Group PLC (a)	—	12
888 Holdings Public Limited Company	4	20
A.G. Barr P.L.C. (a)	2	11
Admiral Group PLC	1	20
Advanced Medical Solutions Group PLC (a)	3	10
Airtel Africa PLC	10	11
AJ Bell PLC	2	11
Alliance Pharma PLC (a)	4	6
Anglo American PLC	2	81
AO World PLC (a)	2	8
Arrow Global Group PLC (a)	4	15
Ascential Group Limited (a)	4	25
Ashmore Group PLC	2	10
Ashtead Group Public Limited Company	2	114
ASOS Plc (a)	1	38
Associated British Foods Plc	1	28
Aston Martin Lagonda Global Holdings PLC (a) (c)	1	21
AstraZeneca PLC - ADR (a) (b)	2	131
Auto Trader Group PLC	5	44
Avast PLC (c)	3	23
AVEVA Group plc	—	7
Aviva Plc	18	98
Avon Rubber p.l.c.	—	14
B&M European Value Retail S.A.	6	50
Babcock International Group PLC (a)	5	21
BAE Systems PLC	14	97
Balfour Beatty PLC	4	16
Barclays PLC - ADR	6	54
Barclays PLC	8	20
Barratt Developments Plc	3	31
Beazley Ireland Holdings PLC (a)	6	29
Bellway P L C	1	33
Biffa PLC (a) (c)	3	15

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Bodycote PLC	1	13
boohoo Group PLC (a)	7	29
BP Plc	110	479
Brewin Dolphin Holdings PLC	3	16
British American Tobacco P.L.C.	6	222
Britvic PLC	3	43
BT Group Plc	62	168
Bunzl Public Limited Company	1	29
Burberry Group PLC	2	54
Bytes Technology Group PLC (a)	2	13
Cairn Energy PLC (a)	4	8
Capita PLC (a)	6	3
CareTech Holdings PLC (a)	2	12
Central Asia Metals PLC (a)	2	6
Centrica PLC (a)	56	40
Chemring Group PLC	5	18
Chesnara PLC	3	12
Cineworld Group PLC (a)	10	11
Clarkson PLC	—	17
Clinigen Group PLC (a)	1	10
Clipper Logistics PLC	1	15
Close Brothers Group Plc	1	27
CLS Holdings PLC	4	12
CMC Markets PLC (c)	2	15
Coats Group PLC	13	12
Coca-Cola European Partners PLC (a)	1	35
Compass Group PLC (a)	3	72
Computacenter PLC	1	24
Concentric AB	1	12
Contourglobal PLC (c)	1	4
Convatec Group PLC (c)	5	18
Costain Group PLC (a)	3	2
Countryside Properties PLC (a) (c)	3	19
Cranswick PLC	—	25
Crest Nicholson Holdings PLC	2	12
Croda International Public Limited Company	—	40
CVS Group PLC (a)	1	29
Daily Mail and General Trust P L C	1	10
DCC Plc	1	53
De La Rue PLC (a)	5	13
Dechra Pharmaceuticals PLC	—	12
Devro PLC	3	7
DFS Furniture PLC	5	19
Diageo PLC - ADR	1	139
Diploma PLC	1	34
Direct Line Insurance Limited	8	31
Discoverie Group PLC	1	13
Dixons Carphone PLC (a)	23	42
Domino's Pizza Group PLC	3	16
Dotdigital Group PLC (a)	4	11
Drax Group PLC	3	20
DS Smith PLC	11	62
Dunelm Group PLC	1	12
easyJet PLC (a)	1	13
Electrocomponents Public Limited Company	2	35
Elementis PLC (a)	6	13
EMIS Group PLC (a)	1	13
Endeavour Mining PLC (a)	1	12
EnQuest PLC (a)	59	17
Equiniti Group PLC (a) (c)	5	13
Essentra PLC	3	11
Euromoney Institutional Investor PLC	1	19
Evraz PLC	2	15
Experian PLC	2	65
FDM Group (Holdings) PLC	1	16
Ferguson PLC	1	103
Ferrexpo PLC	2	14
Fevertree Drinks PLC (a)	1	18
Fiat Chrysler Automobiles N.V. (a)	13	251
Fiat Chrysler Automobiles N.V. (a)	16	314
FirstGroup PLC (a)	13	15
Forterra PLC (c)	3	12
Frasers Group PLC (a)	1	11
Frontier Developments Plc (a)	—	9
Galliford Try Holdings PLC	1	2
Games Workshop Group PLC	—	31
Gamma Communications PLC (a)	1	17
Genuit Group PLC	2	14
Genus plc	—	29
GlaxoSmithKline PLC	5	105
GlaxoSmithKline PLC - ADR (b)	1	40
Grainger PLC	4	14
Greggs PLC (a)	1	33
Gulf Keystone Petroleum Ltd	4	10
GVC Holdings PLC (a)	2	36
Halfords Group PLC	4	21
Halma Public Limited Company	1	46
Harbour Energy PLC (a)	1	6
Hargreaves Lansdown PLC	6	121
Hays PLC (a)	5	10
Headlam Group PLC	2	11
Helical PLC	2	9
Henry Boot PLC	4	16
Hikma Pharmaceuticals Public Limited Company	1	31
Hill & Smith Holdings PLC	1	15
Hilton Food Group PLC	1	13
Hiscox Ltd. (a)	1	16
Hochschild Mining PLC	6	12
HomeServe PLC	2	24
Howden Joinery Group PLC	5	54
HSBC Holdings PLC - ADR	6	178
Hunting PLC	3	8
Hyve Group PLC (a)	3	5
Ibstock PLC	3	9
IG Group Holdings PLC	4	50
IMI Plc	2	51
Impax Asset Management Group PLC (a)	1	17
Imperial Brands PLC	7	143
Inchcape PLC	2	26
Indivior PLC (a)	10	22
Informa Switzerland Limited (a)	3	20
Integrafin Holdings PLC (c)	3	20
InterContinental Hotels Group PLC - ADR (a) (b)	1	35
Intermediate Capital Group PLC	1	19
International Personal Finance PLC (a)	5	10
Intertek Group Plc	—	27
Investec PLC	7	28
Iomart Group PLC (a)	2	9
IP Group PLC (a)	10	15
IQE PLC (a)	16	11
ITV Plc (a)	32	55
J Sainsbury PLC	24	90
James Fisher And Sons Public Limited Company	1	7
James Halstead PLC (a)	2	15
JD Sports Fashion Plc	3	32
John Laing Group PLC	5	28
John Wood Group PLC (a)	5	15
Johnson Matthey PLC	1	53
Johnson Service Group PLC (a)	7	17
Jupiter Fund Management PLC	5	19
Just Group Plc (a)	13	17
Kainos Group PLC	3	56
Keller Group PLC	1	15
Kingfisher Plc	12	61
Lancashire Holdings Limited	2	12
Learning Technologies Group PLC (a)	4	10
Legal & General Group PLC	17	60
Lloyds Banking Group Plc	109	70
Lloyds Banking Group PLC - ADR	13	34
London Stock Exchange Group PLC	—	33
M&G PLC	23	73
Man Group PLC	15	38
Marks & Spencer Group Plc (a)	19	38
Marshalls PLC	1	11
Marston's PLC (a)	6	7
Mears Group PLC (a)	3	7
Meggitt Plc (a)	4	23
Melrose Holdings Limited	21	45
Micro Focus International PLC	4	29
Mitchells & Butlers PLC (a)	7	26

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
MITIE Group PLC (a)	20	19
Mondi plc	4	92
Moneysupermarket.com Group PLC	6	19
Morgan Advanced Materials PLC	3	15
Morgan Sindall Group PLC	1	23
National Express Group PLC (a)	9	31
National Grid PLC - ADR	1	57
NatWest Group PLC - ADR (b)	4	20
NCC Group PLC	4	15
Next Fifteen Communications Limited (a) (b)	1	13
Next PLC (a)	—	48
Ninety One PLC	3	8
Numis Corporation PLC (a)	2	12
Ocado Group PLC (a)	—	6
OSB Group PLC	3	20
Oxford Instruments PLC	1	16
PageGroup Plc (a)	3	24
Pan African Resources PLC (a) (b)	32	8
Paragon Banking Group PLC	3	19
PayPoint PLC	1	7
Pearson PLC - ADR	3	37
Pennon Group PLC	3	42
Persimmon Plc	1	51
Petrofac Limited (a) (b)	2	4
Pets at Home Group PLC	3	19
Phoenix Group Holdings PLC	3	29
Photo - Me International P L C (a)	9	9
Playtech PLC (a)	3	15
Polar Capital Holdings PLC (a)	2	19
Premier Foods PLC	11	17
Provident Financial PLC (a)	3	9
PZ Cussons PLC	3	10
QinetiQ Group PLC (a)	3	16
Quilter PLC (c)	15	30
R P S Group PLC (a)	6	8
Rathbone Brothers Public Limited Company	—	11
Reach PLC	2	8
Reckitt Benckiser Group PLC	1	95
Redde Northgate PLC	3	14
Redrow PLC	1	11
Relx PLC - ADR (b)	4	98
Renew Holdings PLC. (a)	1	6
Renewi PLC (a)	16	12
Renishaw P L C	—	17
Rentokil Initial PLC	3	24
Rightmove PLC	3	30
Rio Tinto Plc	1	113
Rio Tinto PLC - ADR (b)	3	243
Robert Walters PLC	1	7
Rolls-Royce Holdings plc (a)	27	36
Rotork P.L.C.	5	24
Royal Mail PLC	6	48
RWS Holdings PLC (a)	1	7
Sabre Insurance Group PLC (c)	2	6
Saga PLC (a)	2	11
Savills PLC	1	19
Schroders PLC	1	25
Schroders PLC	—	6
Senior PLC (a)	5	11
Serco Group PLC	12	22
Severn Trent PLC	1	44
Smart Metering Systems PLC (a)	1	17
Smith & Nephew PLC	1	15
Smith & Nephew PLC - ADR (b)	1	22
Smiths Group PLC	1	28
Softcat PLC	1	30
Spectris PLC	1	54
Speedy Hire PLC	7	7
Spirax-Sarco Engineering PLC	—	48
Spire Healthcare Group PLC (a)	3	9
Spirent Communications PLC	4	12
SSE Plc	4	84
SSP Group PLC (a)	6	20
St. James's Place PLC	2	47
St. Modwen Properties PLC	2	17
Stagecoach Group PLC (a)	6	7
Standard Chartered Plc	8	51
Standard Life Aberdeen PLC	16	58
Sthree Plc	1	9
Stolt-Nielsen M.S. Ltd.	1	13
Superdry PLC (a)	2	12
Synthomer PLC	1	9
Tate & Lyle Public Limited Company	5	55
Taylor Wimpey Plc	13	29
Telecom Plus PLC	1	10
Tesco PLC	18	54
The Berkeley Group Holdings PLC	—	24
The Go-Ahead Group PLC (a)	1	9
The Gym Group PLC (a) (c)	1	5
The Restaurant Group PLC (a)	6	10
The Royal Bank of Scotland Group Public Limited Company	9	24
The Sage Group PLC.	4	35
TI Fluid Systems PLC (c)	4	19
Travis Perkins PLC (a)	1	31
TT Electronics PLC	2	6
Tyman PLC	1	9
Ultra Electronics Holdings PLC	1	31
Unilever Plc - ADR	1	32
United Utilities Group PLC	2	29
Vectura Group PLC	5	10
Vesuvius PLC	2	12
Victrex PLC	—	13
Virgin Money UK PLC (a)	13	35
Vodafone Group Public Limited Company	127	214
Volution Group PLC	2	12
Watches of Switzerland Group PLC (a)	2	23
Watkin Jones PLC (a)	2	7
Weir Group PLC(The) (a)	1	34
WH Smith PLC (a)	—	8
Whitbread PLC (a)	1	30
Wickes Group PLC (a)	2	5
WM Morrison Supermarkets P L C	23	79
WPP 2012 Limited	3	41
WPP 2012 Limited - ADR (b)	1	55
Young & Co's Brewery PLC (a)	—	9
		9,958
Canada 9.9%
Absolute Software Corporation	—	4
AcuityAds Inc. (a) (b)	—	3
Advantage Energy Ltd. (a)	5	20
Aecon Group Inc.	1	7
AGF Holdings Inc. - Class B	1	3
Agnico Eagle Mines Limited	1	30
Alamos Gold Inc - Class A	5	36
Algonquin Power & Utilities Corp. (b)	1	20
Alimentation Couche-Tard Inc. - Class B	1	42
AltaGas Ltd.	3	54
Altius Minerals Corporation	—	5
Altus Group Limited	1	23
ARC Resources Ltd. (b)	5	44
Aritzia, Inc. (a)	1	30
ATCO Ltd. - Class I	1	32
ATS Automation Tooling Systems Inc. (a)	—	9
B2Gold Corp.	11	44
Badger Infrastructure Solutions Ltd.	—	9
Bank of Montreal	2	222
Barrick Gold Corporation	6	129
BCE Inc. (a)	1	26
Birchcliff Energy Ltd. (b)	4	16
BlackBerry Limited (a) (b)	3	41
Bombardier Inc. - Class B (a)	17	16
Boralex Inc. - Class A	—	3
Brookfield Asset Management Inc. - Class A	1	40
Brookfield Asset Management Reinsurance Partners Ltd. - Class A (a)	—	—
BRP Inc.	—	16
CAE Inc. (a)	1	34
Cameco Corp.	3	52
Canaccord Genuity Group Inc.	1	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Canacol Energy Ltd. (b)	3	9
Canada Goose Holdings Inc. (a) (b)	1	35
Canadian Imperial Bank of Commerce (b)	2	222
Canadian National Railway Company	—	21
Canadian Natural Resources Ltd.	5	169
Canadian Pacific Railway Limited	1	100
Canadian Tire Corporation, Limited - Class A	—	34
Canadian Utilities Limited - Class A	1	17
Canadian Western Bank	1	22
Canfor Corporation (a)	1	27
Canopy Growth Corporation (a) (b)	—	7
Capital Power Corporation	1	33
Capstone Mining Corp. (a)	5	21
Cascades Inc.	1	9
CCL Industries Inc. - Class B	1	33
Celestica Inc. (a)	3	20
Cenovus Energy Inc.	4	42
Centerra Gold Inc.	1	9
CGI Inc. - Class A (a)	1	53
CGI Inc. - Class A (a)	—	34
CI Financial Corp. (b)	3	46
Cogeco Communications	—	20
Cogeco Inc.	—	23
Colliers International Group Inc.	—	34
Computer Modelling Group Ltd.	2	8
Constellation Software Inc.	—	151
Corus Entertainment Inc - Class B (b)	5	26
Crescent Point Energy Corp.	3	14
Cronos Group Inc. (a) (b)	2	16
Descartes Systems Group Inc. (a)	1	35
Dollarama Inc.	1	41
Doman Building Materials Group Ltd.	1	5
Dream Unlimited Corp. - Class A	—	5
Dundee Precious Metals Inc.	1	8
ECN Capital Corp.	1	11
Eldorado Gold Corporation (a)	2	17
Element Fleet Management Corp.	7	78
Emera Inc.	1	23
Empire Company Limited - Class A	2	57
Enbridge Inc.	2	96
Enerflex Ltd.	1	5
Enerplus Corporation	2	11
Enghouse Systems Limited	—	9
Equitable Group Inc.	—	11
Ero Copper Corp. (a)	1	15
Evertz Technologies Limited	2	18
Exchange Income Corporation	—	13
Extendicare Inc. (b)	1	6
Fairfax Financial Holdings Ltd.	—	88
Fiera Capital Corporation - Class A	2	15
Finning International Inc.	2	44
First Majestic Silver Corp. (b)	—	5
First Quantum Minerals Ltd	2	50
FirstService Corporation	—	51
Fortis Inc. (a) (b)	1	47
Franco-Nevada Corporation	—	15
Freehold Royalties Ltd. (b)	2	13
George Weston Ltd.	—	9
GFL Environmental Inc.	—	13
Gibson Energy Holding ULC (b)	1	27
Gildan Activewear Inc. - Class A (a)	1	22
Great Canadian Gaming Corp (a)	1	36
Great-West Lifeco Inc.	1	25
Guardian Capital Group Limited - Class A	1	18
Hardwoods Distribution Inc.	—	3
Heroux-Devtek Inc. (a)	1	9
Home Capital Group Inc. (a)	1	27
Hudbay Minerals Inc.	4	29
Hydro One Limited	1	29
iA Financial Corporation Inc.	1	49
IAMGOLD Corporation (a)	4	10
IGM Financial Inc. (b)	1	25
Imperial Oil Ltd.	1	40
Industries Lassonde Inc. - Class A	—	14
Innergex Energie Renouvelable Inc.	1	9
Intact Financial Corporation	1	81
Inter Pipeline Ltd.	7	119
Interfor Corporation (a)	2	43
Intertape Polymer Group Inc.	1	12
Jamieson Wellness Inc.	1	15
Karora Resources Inc. (a)	3	9
Keyera Corp.	1	20
Kinross Gold Corporation	10	63
Kirkland Lake Gold Ltd.	1	47
Knight Therapeutics Inc. (a)	1	6
Labrador Iron Ore Royalty Corporation (b)	—	15
Laurentian Bank of Canada	—	11
Leon's Furniture Limited	—	5
Lifeworks, Inc.	1	22
Linamar Corporation	1	44
Loblaw Cos. Ltd.	1	43
Lundin Mining Corp.	6	56
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd - Class A (a)	1	9
Magna International Inc. (a)	—	28
Magna International Inc.	1	46
Manulife Financial Corp.	5	98
Maple Leaf Foods Inc.	1	29
Martinrea International Inc.	1	14
Medwell Capital Corp. (a)	1	25
MEG Energy Corp. (a)	4	31
Methanex Corporation	—	3
Metro Inc. - Class A	1	50
Mullen Group Ltd.	1	14
National Bank of Canada	2	122
New Gold Inc (a)	6	11
NFI Group Inc. (b)	—	2
North American Construction Group, LLC	1	19
Northland Power Inc.	1	20
Nutrien Ltd.	2	115
ONEX Corporation	1	73
Open Text Corporation	1	41
Osisko Gold Royalties Ltd	2	25
Pan American Silver Corp.	2	46
Paramount Resources Ltd - Class A	1	13
Parex Resources Inc. (a)	3	42
Park Lawn Corporation	—	3
Parkland Corporation	1	26
Pason Systems Inc.	—	2
Pembina Pipeline Corporation	4	124
PEYTO Exploration & Development Corp. (a) (b)	3	17
Polaris Infrastructure Inc.	—	2
Prairiesky Royalty Ltd.	1	13
Premium Brands Holdings Corporation	—	10
Pretium Resources Inc. (a)	2	14
Quebecor Inc. - Class B	1	35
Quincaillerie Richelieu Ltee	1	23
Real Matters Inc. (a)	1	9
Restaurant Brands International Limited Partnership	1	39
Ritchie Bros. Auctioneers Incorporated	—	24
Rogers Communications Inc. - Class B	1	65
Rogers Sugar Inc.	1	4
Roxgold Inc. (a)	3	4
Royal Bank of Canada (a)	—	37
Royal Bank of Canada	5	518
Russel Metals Inc.	—	12
Sandstorm Gold Ltd. (a)	1	10
Saputo Inc.	—	12
Secure Energy Services Inc. (b)	1	4
Shaw Communications Inc. - Class B	3	74
ShawCor Ltd. (a)	1	3
Shopify Inc. - Class A (a)	—	92
Sienna Senior Living Inc.	1	8
Sleep Country Canada Holdings Inc.	1	12
SNC-Lavalin Group Inc.	2	55
Spin Master Corp. (a) (d)	1	27
Stantec Inc. (b)	1	36
Stelco Holdings Inc.	—	12
Stella-Jones Inc.	1	29
Sun Life Financial Inc.	1	41

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Suncor Energy Inc.	3	81
Superior Plus Corp. (b)	3	42
TC Energy Corporation (b)	4	195
Teck Resources Limited - Class B	2	39
TF1 International	1	73
The Bank of Nova Scotia	3	202
The North West Company Inc.	—	11
The Toronto-Dominion Bank (a)	3	219
The Toronto-Dominion Bank	—	28
Thomson Reuters Corporation	—	40
Tilray, Inc. (a)	2	33
Timbercreek Financial Corp. (b)	1	10
TMX Group Limited	1	53
Torex Gold Resources Inc. (a)	1	8
Toromont Industries Ltd.	1	64
Tourmaline Oil Corp	4	101
TransAlta Corporation	2	29
TransAlta Corporation	3	32
Transcontinental Inc. - Class A	2	28
Turquoise Hill Resources Ltd. (a)	1	21
Vermilion Energy Inc. (a) (b)	4	34
Victoria Gold Corp. (a)	1	12
Wajax Corporation	—	2
Waste Connections, Inc.	—	24
Wesdome Gold Mines Ltd (a)	1	11
West Fraser Timber Co. Ltd.	—	29
Western Forest Products Inc.	5	8
Westshore Terminals Investment Corporation (b)	—	6
Wheaton Precious Metals Corp.	1	35
Whitecap Resources Inc.	14	68
Winpak Ltd.	—	3
WSP Canada Inc.	—	48
Yamana Gold Inc.	2	9
		7,941
France 7.4%
ABC Arbitrage	1	11
Accor SA (a)	1	32
Aeroports de Paris (a)	—	26
Albioma	—	11
ALD (d)	1	11
Alstom	1	42
Alten	—	35
Amundi (c)	—	35
Arkema	1	89
AtoS SE	1	38
Aubay	—	12
AXA SA	3	81
Beneteau SA (a)	1	12
Bigben Interactive (b)	—	9
Biomerieux SA	—	20
BNP Paribas SA	3	171
Bollore SA	4	23
Bonduelle	—	9
Bouygues SA	2	81
Bureau Veritas	2	62
Capgemini SA	1	114
Carrefour SA	6	122
CGG (a)	11	10
Cie de Saint-Gobain	2	100
Cie Generale d'Optique Essilor International SA	—	56
CNP Assurances SA	1	24
Coface SA	1	15
Compagnie Generale des Etablissements Michelin	2	263
Compagnie Plastic Omnium	—	13
Credit Agricole SA	3	37
Danone	3	175
Dassault Aviation SA	—	24
Dassault Systemes SA	—	41
Derichebourg (a)	1	11
EDENRED	1	62
Eiffage	1	117
Electricite de France	2	28
Elior Group (a) (c)	2	12
Elis SA (a)	3	49
Engie	3	45
Eurazeo SA	—	11
Eutelsat Communications	2	21
Faurecia	2	90
Fnac Darty	—	10
Gaztransport Et Technigaz	—	12
Getlink S.E.	1	11
GFI Industries	—	12
Guerbet	—	9
Hermes International SCA	—	66
Horizon Holdings I	1	22
ID Logistics (a)	—	10
Iliad SA	—	15
Imerys	—	21
IPSEN	—	39
Ipsos	—	18
Jacquet Metal Service	—	11
JC Decaux SA (a)	1	25
Kaufman & Broad SA	—	15
Kering SA	—	174
Korian S.A.	1	35
L.D.C.	—	10
Lagardere SCA (a)	—	10
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	2	261
Lectra	—	11
Legrand SA	1	89
LNA Santé	—	12
L'Oreal SA	—	101
LVMH Moet Hennessy Louis Vuitton SE	1	411
Maisons Du Monde (c)	1	12
Mersen	—	13
Metropole Television	1	14
Neoen (a) (b)	—	8
Nexans	—	33
Nexity	1	34
NYSE B.V. (c)	1	54
Orange SA	13	153
Orpea	—	51
Pernod-Ricard SA	—	49
Pharmagest Interactive	—	12
Publicis Groupe SA	1	92
Quadient SAS	1	15
Remy Cointreau SA	—	10
Renault SA (a)	1	59
Rexel	2	50
Rothschild & Co	—	16
Rubis	1	29
Safran	—	37
Sanofi SA	1	144
Sartorius Stedim Biotech	—	31
Savencia SA	—	7
Schneider Electric SE (a)	1	123
SCOR (b)	1	37
SEB SA	—	48
Societe BIC SA	1	40
Societe Generale SA	3	91
Sodexo SA (a)	—	42
SOITEC (a)	—	33
Somfy SA	—	11
Sopra Steria Group	—	38
Spie SA	1	33
STEF	—	13
SUEZ (b)	1	24
Synergie	—	4
Teleperformance	—	109
Television Francaise 1	1	15
Thales SA	1	80
Thermador Groupe	—	14
Tikehau Capital	—	11
Total SA (b)	5	246
Trigano	—	8
Ubisoft Entertainment (a)	—	26
Valeo	2	49
Vallourec (a)	1	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Veolia Environnement	1	39
Vetoquinol SA	—	6
Vicat	—	12
Vilmorin & Cie	—	6
VINCI	1	78
Virbac	—	17
Vivendi SA (b)	1	35
Wavestone	—	11
Worldline (a) (c)	1	51
		5,942
Germany 6.9%
1&1 Drillisch AG	—	12
Aareal Bank AG	—	9
adesso SE	—	6
Adidas AG - Class N	—	116
ADVA AG Optical Networking (a)	1	13
Aixtron SE	1	14
Allgeier SE	—	5
Allianz SE	1	156
Aroundtown SA	4	33
ATOSS Software AG	—	8
Aurubis AG	1	45
BASF SE - Class N	1	114
Bayer AG - Class N	4	235
Bayerische Motoren Werke AG	2	189
Baywa Aktiengesellschaft	—	5
Bechtle Aktiengesellschaft	—	31
Beiersdorf AG	—	17
Bertrandt Aktiengesellschaft	—	13
Bilfinger SE	—	10
Borussia Dortmund GmbH & Co. Kommanditgesellschaft auf Aktien (a)	1	5
Brenntag AG - Class N	1	119
CANCOM SE	—	23
Carl Zeiss Meditec AG	—	8
Ceconomy AG	1	12
Ceconomy AG (a)	2	9
CEWE Stiftung & Co. KGaA	—	10
CompuGroup Medical SE & Co. KGaA - Class A	—	12
Continental AG (a)	1	109
Corestate Capital Holding S.A. (a) (b)	1	9
Covestro AG (c)	2	126
CropEnergies AG	1	8
Daimler AG - Class N	5	457
Delivery Hero SE (a) (c)	—	25
Dermapharm Holding SE	—	20
Deutsche Bank Aktiengesellschaft - Class N (a)	7	86
Deutsche Beteiligungs AG	—	14
Deutsche Boerse AG - Class N	1	129
Deutsche EuroShop AG - Class N	—	6
Deutsche Pfandbriefbank AG (c)	2	21
Deutsche Post AG - Class N	2	135
Deutsche Telekom AG - Class N	16	327
DEUTZ Aktiengesellschaft (a)	1	8
Dr. Honle AG	—	1
Dresdner Bank AG (a)	7	52
Durr Aktiengesellschaft	—	11
DW Property Invest GmbH	—	24
E.ON SE - Class N	8	92
Eckert & Ziegler Strahlen- Und Medizintechnik Ag (a)	—	9
Edge Equipment Ltd	1	10
Encavis AG	1	10
Evonik Industries AG	1	29
Evotec SE (a)	—	12
Fielmann AG	—	12
flatexDEGIRO AG (a)	—	25
Fraport AG Frankfurt Airport Services Worldwide (a)	—	14
freenet AG - Class N	1	23
Fresenius Medical Care AG & Co. KGaA	1	84
Fresenius SE & Co. KGaA	3	140
Fuchs Petrolub SE	—	5
GEA Group AG	1	23
Gerresheimer AG	—	24
Grand City Properties S.A.	1	34
Hamburger Hafen und Logistik Aktiengesellschaft	—	12
Hannover Rueck SE - Class N	—	35
Hapag-Lloyd Aktiengesellschaft (c)	—	16
HeidelbergCement AG	1	62
HELLA GmbH & Co. KGaA (a)	—	13
Hellofresh SE (a)	1	62
Henkel AG & Co. KGaA	—	8
Hochtief AG	—	14
HORNBACH Holding AG & Co. KGaA	—	15
Hugo Boss AG	1	48
Hypoport SE - Class N (a)	—	7
INDUS Holding Aktiengesellschaft	—	10
Infineon Technologies AG - Class N	1	36
Instone Real Estate Group AG (c)	1	15
JENOPTIK Aktiengesellschaft	—	12
JOST Werke AG (c)	—	9
K+S Aktiengesellschaft - Class N (a)	2	29
Kion Group AG	1	85
Klockner & Co SE - Class N (a)	1	13
Knorr - Bremse Aktiengesellschaft (c)	—	15
Koenig & Bauer AG (a)	—	4
Krones AG	—	11
KWS SAAT SE & Co. KGaA (a)	—	5
LANXESS Aktiengesellschaft	1	49
LEG Immobilien AG	—	51
Merck KGaA	—	61
MLP SE	1	5
MTU Aero Engines AG - Class N	—	31
Muenchener Rueckversicherungs AG - Class N	—	51
Nagarro SE (a)	—	24
Nemetschek SE	—	27
New Work SE - Class N	—	13
Nexus AG	—	12
Nordex SE (a)	—	4
NORMA Group SE	—	11
Patrizia AG - Class N	1	14
Pfeiffer Vacuum Technology AG	—	10
ProSiebenSat.1 Media SE	2	30
PSI Software AG	—	17
Puma SE	—	28
PVA TePla AG (a)	—	10
Rational AG	—	15
Rheinmetall Aktiengesellschaft	—	45
RWE AG	1	42
SAF-HOLLAND GmbH (a)	—	5
Salzgitter AG (a)	—	12
SAP SE	1	149
Scout24 Holding GmbH (c)	1	80
Secunet Security Networks Aktiengesellschaft	—	11
Siemens AG - Class N	1	108
Siemens Energy AG (a)	1	37
Siemens Healthineers AG (c)	—	17
Siltronic AG	—	55
Sixt SE (a)	—	15
Software Aktiengesellschaft	—	10
STRATEC SE	—	7
Stroer SE & Co. KGaA	—	16
Sudzucker AG	—	6
SÜSS MicroTec SE - Class N (a)	1	26
Symrise AG	—	52
TAG Immobilien AG	1	39
TAKKT AG	1	13
Talanx Aktiengesellschaft	—	10
TeamViewer AG (a)	1	19
Telefonica Deutschland Holding AG	16	43
ThyssenKrupp AG (a)	5	48
TUI AG - Class N (a) (c)	3	18
Uniper SE	1	19
United Internet AG - Class N	1	27
Varta AG	—	38
VERBIO Vereinigte BioEnergie AG	—	14
Volkswagen AG	—	50
Vonovia SE	—	21
Wacker Chemie AG	—	32
Wacker Neuson SE - Class N	—	13

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
WashTec AG	—	15
Westwing Group AG (a)	—	21
Wuestenrot & Wuerttembergische AG - Class N	1	12
Zalando SE (a) (c)	—	39
Zeal Network SE - Class N	—	13
zooplus AG (a)	—	22
		5,561
Switzerland 6.6%
ABB Ltd. - Class N	3	89
Adecco Group AG - Class N	1	71
Alcon AG (a)	2	142
Allreal Holding AG - Class N	—	19
ALSO Holding AG - Class N	—	23
Arbonia Solutions AG	1	19
ARYZTA AG (a)	12	17
Ascom Holding AG - Class N (a)	1	11
Autoneum Holding AG - Class N (a)	—	7
Bachem Holding AG - Class N	—	12
Baloise Holding AG - Class N	—	47
Banque Cantonale De Geneve	—	7
Banque Cantonale Vaudoise - Class N	—	12
Barry Callebaut AG - Class N	—	63
BELIMO Holding AG - Class N	—	13
Bell AG - Class N	—	13
Berner Kantonalbank AG	—	18
BKW Energie AG	—	7
Bobst Group SA - Class N (a)	—	16
Bossard Holding AG	—	24
Bucher Industries AG	—	36
Burckhardt Compression Holding AG	—	17
Burkhalter Holding AG	—	5
Cembra Money Bank AG	—	42
Clariant AG - Class N (a)	2	45
Coca-Cola HBC AG	1	21
COLTENE Holding AG - Class N	—	7
Comet Holding AG - Class N	—	14
Compagnie Financiere Richemont SA	1	102
Conzzeta AG	—	11
Credit Suisse Group AG - Class N	4	47
DKSH Holding AG (a)	—	29
dormakaba Holding AG - Class N	—	15
Dufry AG - Class N (a)	1	44
EFG International AG - Class N	2	15
Emmi AG - Class N	—	14
EMS-Chemie Holding AG	—	15
Flughafen Zurich AG - Class N (a)	—	22
Forbo Holding AG - Class N	—	13
GAM Holding AG - Class N (a)	3	6
Geberit AG - Class N	—	98
Georg Fischer AG - Class N	—	61
Givaudan SA - Class N	—	47
Glencore PLC	18	75
Helvetia Holding AG	—	28
HIAG Immobilien Holding AG	—	7
Huber+Suhner AG - Class N	—	12
Implenia AG (a)	—	4
Ina Invest Holding AG (a)	—	2
INFICON Holding AG - Class N	—	15
Interroll Holding AG - Class N	—	36
Intershop Holding AG	—	8
IWG PLC (a)	7	31
Julius Bar Gruppe AG - Class N	2	131
Jungfraubahn Holding AG (a)	—	7
Kardex Holding AG	—	12
Kühne + Nagel International AG	—	56
LafargeHolcim Ltd.	2	132
Landis+Gyr Group AG	—	16
LEM Holding SA - Class N	—	8
Logitech International S.A. - Class N (a) (b)	—	25
Logitech International S.A. - Class N	—	52
Lonza Group AG	—	50
Luzerner Kantonalbank AG - Class N	—	12
Metall Zug AG	—	7
mobilezone holding ag	2	20
Mobimo Holding AG	—	23
Nestle SA - Class N	8	931
Novartis AG - ADR	1	118
Novartis AG - Class N	2	147
OC Oerlikon Corporation AG, Pfaffikon	3	36
Orior AG - Class N	—	15
Partners Group Holding AG	—	91
Phoenix Mecano AG	—	10
PSP Swiss Property AG - Class N	—	36
Resurs Holding AB (c)	2	8
Rieter Holding AG - Class N (a)	—	18
Roche Holding AG	—	39
Romande Energie Holding SA	—	12
Schindler Holding AG - Class N	—	31
Sensirion Holding AG (a) (c)	—	16
SFS Group AG	—	14
SGS SA - Class N	—	65
Siegfried Holding AG - Class N (a)	—	42
SIG Combibloc Services AG	2	66
Sika AG	—	89
SoftwareONE Holding AG	2	49
Sonova Holding AG	—	35
SSM Scharer Schweiter Mettler AG	—	16
St.Galler Kantonalbank AG - Class N	—	12
STMicroelectronics NV	1	42
Straumann Holding AG - Class N	—	18
Sulzer AG - Class N	—	36
Swatch Group AG	—	36
Swatch Group AG - Class N	—	17
Swiss Life Holding AG - Class N	—	116
Swiss Prime Site AG - Class N	1	72
Swiss Re AG	1	111
Swisscom AG - Class N	—	163
Swissquote Group Holding SA - Class N	—	17
Tecan Group AG - Class N	—	57
Temenos Group AG - Class N	—	63
u-blox Holding AG - Class N (a)	—	6
UBS Group AG	6	97
Valiant Holding AG	—	17
Valora Holding AG - Class N (a)	—	17
VAT Group AG (c)	—	31
Vaudoise Assurances Holding SA - Class N	—	10
Vetropack Holding S.A.	—	9
Vifor Pharma AG (c)	1	45
Vifor Pharma Management AG	—	40
Vontobel Holding AG - Class N	1	38
VZ Holding AG - Class N	—	25
V-ZUG AG (a)	—	14
Zehnder Group AG	—	18
Zug Estates Holding AG	—	15
Zuger Kantonalbank	—	15
Zurich Insurance Group AG - Class N	—	104
		5,270
Australia 6.4%
A.P. Eagers Limited	1	10
Accentro Real Estate AG	3	6
Adairs Limited	5	17
Adelaide Brighton Ltd.	8	20
Afterpay Limited (a)	—	2
AGL Energy Limited	2	12
ALS Limited	2	21
Altium Limited	2	66
Alumina Ltd.	9	11
AMP Ltd. (a)	19	16
Ampol Limited	1	13
Ansell Limited	1	29
APA Group	4	28
ARB Corporation Limited	—	9
Aristocrat Leisure Limited	1	32
ASX Ltd.	1	45
Atlas Arteria Limited	2	10
AUB Group Limited	1	15
Aurizon Holdings Limited	8	23
AusNet Services Holdings Pty Ltd	4	6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Australia & New Zealand Banking Group Ltd.	7	148
Australian Agricultural Company Limited (a)	15	15
Australian Pharmaceutical Industries Ltd.	11	9
Baby Bunting Group Limited	3	14
Bank of Queensland Ltd.	13	88
Bapcor Limited	2	12
Beach Energy Ltd.	9	9
Bega Cheese Limited	3	15
Bendigo and Adelaide Bank Ltd.	2	16
BHP Group Limited - ADR (a) (b)	2	109
BHP Group PLC	3	88
BHP Group PLC	3	126
BHP Group PLC - ADR	—	25
BlueScope Steel Ltd.	2	36
Boral Ltd.	3	15
Brambles Limited	3	27
Bravura Solutions Operations Pty Limited (a)	4	3
Breville Group Limited	—	8
Brickworks Ltd.	1	24
Carsales.com Limited	1	20
Challenger Financial Services Group Ltd.	8	34
Champion Iron Limited (a)	2	9
CIMIC Group Limited	1	10
Cleanaway Waste Management Limited	19	37
Cochlear Ltd.	—	38
CODAN Limited	1	7
Coles Group Limited	2	31
Collins Foods Limited	1	8
Commonwealth Bank of Australia	2	150
Computershare Ltd.	7	87
Consolidated Transport Industries Pty Ltd (a)	—	3
Cooper Energy Limited (a)	47	9
Costa Group Holdings Limited	3	7
Credit Corp Group Limited	1	22
CSL Ltd.	1	141
CSR Ltd.	7	31
Data#3 Limited.	1	5
Deterra Royalties Limited (a)	3	11
Domain Holdings Australia Limited (a)	7	27
Domino's Pizza Enterprises Limited	—	10
Downer EDI Ltd.	9	37
Eclipx Group Limited (a)	3	5
Elders Limited	1	12
Emeco Holdings Limited (a)	23	18
Endeavour Group Limited (a)	4	17
Equity Trustees Limited	1	13
Estia Health Limited (a)	2	3
Event Hospitality and Entertainment Ltd	1	12
Evolution Mining Limited	21	72
Flight Centre Ltd. (a)	2	17
Fortescue Metals Group Ltd.	3	60
G.U.D. Holdings Limited	3	29
G8 Education Limited	17	13
Genworth Mortgage Insurance Australia Limited (a)	7	12
Gold Road Resources Limited	11	10
GrainCorp Limited - Class A	2	7
Hansen Technologies Limited	1	6
Harvey Norman Holdings Ltd.	8	31
Healius Limited	10	34
HT&E Limited (a)	8	10
IDP Education Limited	1	26
Iluka Resources Limited	4	29
IMDEX Ltd	3	5
Incitec Pivot Ltd.	11	19
Independence Group NL	3	17
Inghams Group Limited	8	23
Insurance Australia Group Ltd.	9	36
Integral Diagnostics Limited	3	13
InvoCare Limited	—	4
IOOF Holdings Ltd	3	11
IPH Limited	4	22
IRESS Limited	2	24
JB Hi-Fi Limited	1	39
Karoon Energy Ltd (a)	5	5
LendLease Corp. Ltd.	1	11
Lifestyle Communities Ltd	1	8
Lovisa Holdings Limited	2	22
Lynas Rare Earths Limited (a)	6	25
Macquarie Group Limited	1	73
Magellan Financial Group Ltd	1	49
McMillan Shakespeare Limited	1	11
Medibank Private Limited	11	25
Mesoblast Limited (a) (b)	5	8
Metcash Limited	13	40
Mineral Resources Limited	1	27
Monadelphous Group Limited	1	7
Myer Holdings Limited (a)	28	8
National Australia Bank Ltd.	8	161
Netwealth Group Ltd.	2	23
Network Limited (a)	14	19
Newcrest Mining Ltd.	5	99
NEXTDC Limited (a)	2	13
NIB Holdings Ltd	7	33
Nick Scali Limited	2	17
Nickel Mines Limited	19	14
Nine Entertainment Co. Holdings Limited	15	32
Northern Star Resources Ltd.	1	9
NRW Holdings Limited	14	16
Nufarm Limited (a)	7	25
NYMET Holdings Inc.	21	11
OceanaGold Corporation (a)	5	10
Oil Search Ltd.	11	31
Oramelius Resources Limited	7	9
Orica Ltd.	2	18
Origin Energy Ltd.	13	45
Orora Limited	4	10
OZ Minerals Ltd.	1	23
Pact Group Holdings Ltd	5	14
Peet Limited	13	12
Pendal Group Limited	4	26
Perpetual Limited	1	26
Perseus Mining Limited (a)	27	29
Platinum Investment Management Limited	7	24
Premier Investments Limited	1	10
Pro Medicus Limited (b)	—	10
Qantas Airways Ltd. (a)	3	11
QBE Insurance Group Ltd.	5	42
Qube Holdings Limited	5	11
Ramsay Health Care Ltd.	1	36
REA Group Ltd.	—	9
Reece Limited	3	51
Regis Resources Ltd.	10	17
Reliance Worldwide Corporation Limited	3	14
Resolute Mining Limited (a)	27	10
Rio Tinto Ltd.	1	107
Sandfire Resources NL	5	27
Santos Ltd.	15	82
SEEK Limited (a)	—	11
Select Harvests Limited	1	4
Senex Energy Limited (a)	1	3
Service Stream Limited	11	7
Seven Group Holdings Limited	1	10
Seven West Media Limited (a)	32	11
Sigma Healthcare Ltd	30	14
Silver Lake Resources Limited (a)	8	10
SIMS Limited	1	8
Smartgroup Corporation Ltd	3	17
Sonic Health Care Ltd.	3	73
South32 Limited	18	40
Spark Infrastructure Management Limited	16	27
St Barbara Limited	11	14
Steadfast Group Ltd	4	13
Suncorp Group Ltd.	5	42
Super Retail Group Limited	5	44
Superloop Limited (a)	27	19
Sydney Airport Corporation Limited (a)	5	20
Tabcorp Holdings Ltd.	8	32
Tassal Group Limited	7	20
Technology One Limited	4	27
Telstra Corp. Ltd.	22	63

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
The Star Entertainment Group Limited	5	13
TPG Telecom Limited (a)	9	42
Transurban Group	4	39
Treasury Wine Estates Limited	2	16
United Malt Group Limited	2	7
Virtus Health Limited	1	3
Viva Energy Australia Group Pty Ltd (c)	15	21
Webjet Limited (b)	6	21
Wesfarmers Ltd.	2	70
Western Areas Ltd.	3	5
Westpac Banking Corporation	6	118
Whitehaven Coal Limited	9	13
Woodside Petroleum Ltd.	2	30
Woolworths Group Ltd.	4	103
WorleyParsons Ltd.	1	11
Zip Co Limited (a) (b)	4	20
		5,127
Netherlands 4.0%
Aalberts N.V.	1	36
ABN AMRO Bank N.V. - DUTCHCERT (c)	3	34
Accell Group N.V. (a)	—	11
Adyen B.V. (a) (c)	—	46
Aegon N.V. - ADR	3	13
Aegon NV	6	27
Airbus SE (a)	1	136
Akzo Nobel N.V.	1	87
Arcadis NV	1	24
argenx SE (a)	—	10
ASM International N.V.	—	78
ASML Holding - ADR (a)	1	696
ASR Nederland N.V.	2	62
BAM Group (a)	3	8
Basic-Fit N.V. (a) (b) (c)	—	14
BE Semiconductor Industries N.V.	1	61
CNH Industrial N.V. (a)	5	79
Corbion - Class C	—	15
Flow Traders N.V. (c)	—	16
Fugro N.V. - Class C (a)	1	10
Heijmans N.V. - ORD (b)	1	7
Heineken NV	—	45
IMCD B.V.	—	73
ING Groep N.V.	6	82
Intertrust N.V. (a)	1	19
Just Eat Takeaway.Com N.V. (a) (c)	—	20
Koninklijke Ahold Delhaize N.V.	7	199
Koninklijke Boskalis Westminster N.V. - Class C	1	24
Koninklijke DSM N.V.	1	89
Koninklijke KPN N.V.	41	128
Koninklijke Philips N.V.	1	67
Koninklijke Vopak N.V.	—	20
NN Group N.V.	1	45
OCI N.V. (a)	1	30
Ordina N.V.	3	13
PostNL NV	10	55
Prosus N.V.	—	33
Randstad NV	1	87
Royal Dutch Shell PLC - Class B	1	28
Royal Dutch Shell PLC - Class B - ADR	11	415
SBM Offshore N.V.	1	16
Signify N.V. (c)	1	83
Sligro Food Group N.V.	—	10
TKH Group N.V. - DUTCHCERT	—	22
TomTom N.V. (a)	1	7
Van Lanschot N.V.	—	8
Wolters Kluwer NV - Class C	1	101
		3,189
Sweden 3.5%
AAK AB (publ)	1	11
AB Sagax - Class B (b)	—	6
ACM 2001 AB (c)	1	7
Addlife AB - Class B	1	19
Addnode Group Aktiebolag (publ) - Class B	—	5
Addtech AB - Class B (a)	1	19
AF Poyry AB - Class B	1	25
Aktiebolaget Electrolux - Class B	2	62
Aktiebolaget SKF - Class B	2	39
Aktiebolaget Volvo - Class A (b)	2	37
Aktiebolaget Volvo - Class B (b)	6	141
Alfa Laval AB	1	20
Alimak Group AB (publ) (c)	1	12
Ambea AB ( publ ) (c)	2	12
Annehem Fastigheter AB (publ) - Class B (a)	1	2
Arjo AB (publ) - Class B	3	33
Assa Abloy AB - Class B	1	32
Atlas Copco Aktiebolag - Class A	1	69
Atlas Copco Aktiebolag - Class B	1	26
Atrium Ljungberg AB - Class B	1	23
Attendo International AB (a) (c)	2	10
Avanza Bank Holding AB	1	21
Axfood Aktiebolag	—	9
Beijer Alma AB - Class B	1	15
Betsson AB - Class B (a)	1	11
BHG Group AB (a) (c)	—	7
Bilia AB - Class A	1	23
Billerudkorsnas Aktiebolag (Publ)	1	24
BioGaia AB - Class B	—	13
Biotage AB	—	9
Boliden AB	2	88
Bonava AB (Publ)	1	12
Bravida Holding AB (c)	2	22
Bure Equity AB	1	37
Byggmax Group AB	1	13
Castellum AB	2	39
Catena AB	—	14
Clas Ohlson Aktiebolag - Class B	1	11
Cloetta AB - Class B	2	6
Coor Service Management Holding AB (c)	1	12
Dios Fastigheter Ab	1	5
Dometic Group AB (publ) (c)	2	28
Duni AB (a)	1	6
Dustin Group AB (b) (c)	1	14
Electrolux Professional AB (publ) - Class B (a)	2	16
Elekta AB (publ) - Class B	2	25
Eltel AB (a) (c)	5	14
Epiroc Aktiebolag - Class A	1	32
Epiroc Aktiebolag - Class B	1	23
Essity Aktiebolag (publ)	2	81
Evolution Gaming Group AB (publ) (c)	—	32
Fabege AB	1	9
Fastighets Ab Balder - Class B (a)	—	10
G&L Beijer Ref AB - Class B (b)	2	31
Getinge AB - Class B	2	68
Granges AB	3	37
Hennes & Mauritz AB - Class B (a)	2	45
Hexagon Aktiebolag - Class B	1	11
Hexpol AB - Class B	2	27
HMS Networks AB	—	14
Hoist Finance AB (publ) (a) (c)	2	7
Holmen Aktiebolag - Class B	—	9
Hufvudstaden AB - Class A	—	6
Husqvarna Aktiebolag - Class B	3	36
ICA Gruppen Aktiebolag	—	10
Indutrade Aktiebolag	1	17
Instalco AB	—	18
Intrum AB	1	30
Inwido AB (publ)	1	10
JM AB	—	13
Karnov Group AB (PUBL)	2	10
Knowit Aktiebolag (publ)	—	9
Kungsleden Aktiebolag (a)	2	26
Lagercrantz Group Aktiebolag - Class B	2	20
Lifco Ab (Publ)	1	12
Lime Technologies AB (c)	—	4
Lindab International AB	1	19
Loomis AB - Class B	1	15
Lundin Petroleum AB (b)	1	30
Medicover AB - Class B	—	4
Mekonomen AB (a)	1	15
MIPS AB	—	15

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Modern Times Group MTG AB - Class B (a) (b)	1	14
Munters Group AB (c)	1	11
Mycronic AB (publ)	1	18
NCC Aktiebolag - Class B	1	15
NIBE Industrier AB - Class B	2	16
Nobia AB	2	18
Nobina AB (publ) (c)	2	15
Nolato AB (publ) - Class B	2	18
Nordic Entertainment Group AB - Class B (a)	1	23
Nyfosa AB	1	12
OEM International Aktiebolag - Class B	1	20
Pandox Aktiebolag (a)	2	32
Peab AB - Class B	1	11
Ratos AB - Class B	2	11
Saab AB - Class B	1	38
Samhallsbyggnadsbolaget i Norden AB (b)	2	8
Sandvik AB	2	52
Scandi Standard AB (publ)	1	5
Sectra Aktiebolag - Class B (a)	—	12
Securitas AB - Class B	2	27
Skandinaviska Enskilda Banken AB - Class A	4	46
Skanska AB - Class B	1	32
Skistar AB - Class B (a)	—	7
SSAB AB - Class A (a)	2	8
SSAB AB - Class B (a)	3	13
Svenska Cellulosa Aktiebolaget SCA - Class B	2	25
Svenska Handelsbanken AB - Class A	3	36
SWECO Civil AB - Class B	2	39
Swedbank AB - Class A	1	20
Swedish Match AB	3	23
Swedish Orphan Biovitrum AB (Publ) (a)	1	20
Systemair AB (a)	—	8
Tele2 AB - Class B (b)	4	49
Telefonaktiebolaget LM Ericsson - Class B	8	96
Telia Co. AB	11	49
Thule Group AB (c)	1	32
Trelleborg AB - Class B	1	17
Troax Group AB	—	8
VBG Group AB (publ) - Class B	—	3
Vitec Software Group AB (publ) - Class B	—	13
Wallenstam AB - Class B	2	37
Wihlborgs Fastigheter AB	1	12
		2,828
Hong Kong 2.6%
AIA Group Limited	27	341
ASM Pacific Technology Ltd.	2	28
Bank of East Asia Ltd.	11	21
Cafe de Coral Holdings Ltd.	2	4
Camsing International Holding Limited (a) (e)	12	—
Cathay Pacific Airways Limited (a) (b)	20	17
China Strategic Holdings Limited (a)	955	14
Chinese Estates Holdings Limited	17	8
Chow Tai Fook Jewellery Group Limited	4	8
CITIC Telecom International Holdings Limited	33	11
CK Asset Holdings Limited	—	2
CK Hutchison Holdings Limited	3	19
CK Infrastructure Holdings Limited	5	30
CLP Holdings Ltd.	3	30
Dah Sing Banking Group Limited	10	11
Dah Sing Financial Holdings Limited	4	14
Dairy Farm International Holdings Ltd. (a)	1	2
Far East Consortium International Limited	25	9
First Pacific Company Limited	20	7
Galaxy Entertainment Group Ltd. (a)	3	24
Giordano International Limited	30	7
Great Eagle Holdings Limited	1	3
Haitong International Securities Group Limited	12	3
Hang Lung Group Ltd.	4	10
Hang Lung Properties Ltd.	12	29
Hang Seng Bank Ltd.	2	32
Henderson Land Development Co. Ltd.	7	33
HK Electric Investments Limited	13	13
HKBN Ltd.	23	27
HKT Trust	42	57
Hong Kong & China Gas Co. Ltd.	23	35
Hong Kong Exchanges & Clearing Ltd.	2	106
Hong Kong Television Network Limited (a) (b)	9	11
Hongkong Land Holdings Ltd. (a)	5	22
Hysan Development Co. Ltd.	2	8
Johnson Electric Holdings Limited	5	12
JS Global Lifestyle Company Limited (c)	12	34
K. Wah International Holdings Ltd.	10	5
Kerry Properties Ltd.	3	10
Kowloon Development Company Limited	11	13
Lifestyle International Holdings Limited (a)	8	6
Luk Fook Holdings International Ltd.	4	14
Man Wah Holdings Limited	29	69
Mandarin Oriental International Ltd. (a)	12	24
Melco International Development Limited (a)	2	4
Miramar Hotel and Investment Company, Limited	6	12
MTR Corp.	6	31
NagaCorp Ltd.	42	41
New World Development Company Limited	13	66
NWS Holdings Ltd.	8	9
Orient Overseas (International) Limited	2	43
Pacific Basin Shipping Limited (a)	99	40
Pacific Century Premium Developments Limited (a)	6	1
Pacific Textiles Holdings Limited	21	13
PCCW Ltd.	53	28
Power Assets Holdings Ltd.	6	37
Sands China Ltd. (a)	4	17
Shangri-La Asia Ltd. (a)	10	10
Shun Tak Holdings Limited (a)	28	9
Sino Land Co.	21	33
SJM Holdings Limited (a)	14	15
Stella International Holdings Limited (a)	9	14
Sun Hung Kai Properties Ltd.	3	37
SUNeVision Holdings Ltd.	3	3
Swire Pacific Limited - Class B	3	3
Swire Pacific Ltd. - Class A	4	27
Swire Properties Limited	5	16
Tai Cheung Holdings Limited	11	7
Techtronic Industries Company Limited	4	70
Television Broadcasts Limited (a)	6	6
The Hongkong and Shanghai Hotels, Limited (a)	11	11
The Kowloon Motor Bus Holdings Limited	9	17
United Laboratories International Holdings Ltd	6	5
Value Partners Group Limited	7	4
Vitasoy International Holdings Ltd. (b)	8	30
VSTECS Holdings Limited	4	3
VTech Holdings Ltd.	2	20
WH Group Limited (c)	59	53
Wharf Real Estate Investment Company Limited	4	23
Xinyi Glass Holdings Limited	10	41
Yue Yuen Industrial Holdings Ltd. (a)	17	41
Yunfeng Financial Group Limited (a)	42	16
Zensun Enterprises Limited	190	16
		2,055
Italy 2.2%
A2A SpA	13	26
Acea SpA	—	9
Amplifon S.p.A	1	52
ANIMA Holding S.p.A. (c)	3	12
Ascopiave S.p.A	2	10
Assicurazioni Generali SpA	4	88
Atlantia SpA (a)	1	19
Azimut Holding S.p.A.	1	21
Banca Farmafactoring S.p.A. (d)	1	8
Banca Generali S.p.A.	1	30
Banca IFIS S.p.A.	—	6
Banca Interprovinciale Societa' Per Azioni (a)	1	12
Banca Mediolanum SpA	1	11
Banca Popolare Di Sondrio - Societa' Cooperativa Per Azioni	5	21
Banco BPM Societa' Per Azioni	15	47
Bper Banca Spa	10	22
Brunello Cucinelli S.p.A. (a)	—	14
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	16

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Carel Industries S.p.A. (c)	—	9
Credito Emiliano SpA	2	12
Danieli & C. Officine Meccaniche S.p.A.	—	7
Davide Campari-Milano S.p.A.	1	19
De' Longhi S.p.A.	—	10
DiaSorin S.p.A.	—	12
Dovalue S.P.A. (c)	1	8
ENAV S.p.A. (a) (c)	3	12
Enel SpA	15	138
ENI SpA	5	55
Erg S.P.A.	—	12
Esprinet S.P.A	1	21
Ferrari N.V.	—	80
Finecobank Banca Fineco SPA (a)	3	51
Hera S.p.A.	12	49
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	1	10
Interpump Group SpA	—	19
Intesa Sanpaolo SpA	25	68
Iren S.p.A.	3	8
Italgas S.p.A.	5	32
Italmobiliare S.p.A.	—	5
Juventus F.C. - S.p.A. O Juventus Football Club S.P.A. (a) (b)	5	4
Leonardo S.p.A.	3	23
Mediaset S.p.A.	4	13
Mediobanca SpA (a)	4	50
Moncler S.p.A.	1	58
Mutuionline S.P.A.	—	13
Nexi S.p.A. (a)	1	11
OVS SpA (a) (b) (c)	3	6
Piaggio & C. S.p.A.	2	9
Pirelli & C. S.p.A. (c)	2	9
Poste Italiane - Societa' Per Azioni (c)	2	22
Prada S.p.A.	3	23
Prysmian S.p.A.	1	43
Rai Way S.P.A. (c)	2	13
Recordati Industria Chimica E Farmaceutica S.p.A.	1	29
Reply S.p.A.	—	23
Saipem S.p.A. (a) (b)	6	14
Salini Impregilo S.p.A. (b)	3	7
Saras S.p.A. (a)	13	11
SeSa S.P.A. (a)	—	15
Snam Rete Gas SpA	11	61
Societa' Cattolica Di Assicurazione - Societa' Cooperativa (a)	2	16
Sol S.p.A.	1	13
Tamburi Investment Partners S.P.A. In Via Breve T.I.P. S.P.A. Ov Vero Tip S.P.A.	1	14
Technogym S.p.A. (c)	1	12
Telecom Italia SpA (b)	29	14
Terna – Rete Elettrica Nazionale S.p.A.	3	24
Tinexta S.P.A.	—	14
UniCredit S.p.A.	8	91
Unieuro S.p.A. (c)	—	9
Unipol Gruppo Finanziario S.P.A.	6	34
UnipolSai Assicurazioni S.p.A.	4	11
Zignago Vetro S.p.A	—	6
		1,776
Spain 2.1%
Acciona,S.A.	—	34
Acerinox, S.A.	2	30
ACS, Actividades de Construccion y Servicios, S.A.	1	37
Aedas Homes, S.A (c)	—	4
AENA, S.M.E., S.A. (a) (c)	—	13
Almirall, S.A.	1	9
Amadeus IT Group SA (c)	—	30
Applus Services, S.A.	1	10
Atresmedia Corporacion de Medios de Comunicacion, S.A. (a)	3	12
Banco Bilbao Vizcaya Argentaria, S.A. (a)	3	21
Banco Bilbao Vizcaya Argentaria, S.A. - ADR (a)	14	88
Banco de Sabadell, S.A. (a)	55	37
Banco Santander, S.A.	47	178
Bankinter SA	3	16
CaixaBank, S.A.	10	30
Cellnex Telecom, S.A. (c)	1	30
CIE Automotive, S.A.	—	13
Compania De Distribucion Integral Logista Holdings, S.A.	1	12
Construcciones Y Auxiliar De Ferrocarriles, S.A	—	10
Ebro Foods, S.A.	1	27
Enagas SA (b)	2	52
ENCE Energia y Celulosa, S.A.	2	6
Endesa SA (b)	1	20
Faes Farma, SA	4	15
Ferrovial, S.A.	1	30
Fluidra S.A.	1	28
Fomento De Construcciones Y Contratas, S.A.	2	20
Gestamp Automocion, S.A. (a)	1	7
Global Dominion Access, S.A. (a) (c)	2	12
Grifols, S.A.	1	16
Grupo Catalana Occidente, S.A.	—	8
Iberdrola, Sociedad Anonima	22	265
Indra Sistemas, S.A. (a)	1	12
Industria de Diseno Textil, S.A.	3	93
Laboratorios Farmacéuticos ROVI, S.A.	—	10
Liberbank, S.A.	38	14
Línea Directa Aseguradora S.A. Compañía De Seguros Y Reaseguros,S.A. (a)	3	7
MAPFRE, S.A.	17	37
Mediaset Espana Comunicacion, S.A. (a)	3	18
Melia Hotels International, S.A. (a)	1	5
Naturgy Energy Group SA	3	77
Neinor Homes, S.A. (a) (c)	1	7
Prosegur Compa?ia de Seguridad, S.A.	5	17
Red Electrica Corporacion, S.A. (b)	2	43
Repsol SA	5	58
Sacyr, S.A. (b)	4	10
Siemens Gamesa Renewable Energy, S.A.	—	10
Solarpack Corporacion Tecnologica, S.A. (a)	—	11
Tecnicas Reunidas, S.A. (a) (b)	1	10
Telefonica SA	14	66
Tubacex, S.A. (a) (b)	2	3
Unicaja Banco, S.A. (c)	9	10
Vidrala SA	—	14
Viscofan, S.A.	1	39
Zardoya Otis SA	2	11
		1,702
Denmark 1.9%
A P Moller - Maersk A/S - Class A	—	33
A P Moller - Maersk A/S - Class B	—	35
Aktieselskabet Schouw & Co.	—	14
ALK-Abello A/S - Class B (a)	—	38
Ambu A/S - Class B	—	9
Bavarian Nordic A/S (a)	1	22
Carlsberg A/S - Class B	—	85
ChemoMetec A/S	—	13
Chr. Hansen Holding A/S (a)	—	36
Coloplast A/S - Class B	—	35
Dampskibsselskabet NORDEN A/S	1	15
Danske Bank A/S	3	53
Demant A/S (a)	—	18
DFDS A/S (a)	—	11
DSV Panalpina A/S	—	64
FLSmidth & Co. A/S	1	25
Genmab A/S (a)	—	53
GN Store Nord A/S	1	41
H Lundbeck A/S	1	16
H+H International A/S (a)	—	7
ISS A/S (a)	1	20
Jyske Bank A/S (a)	1	39
Netcompany Group A/S (c)	—	22
Nilfisk Holding A/S (a)	—	10
NKT A/S (a)	1	24
Novo Nordisk A/S - Class B	3	233
Novozymes A/S - Class B	1	46
Orsted A/S (c)	—	16
Pandora A/S (a)	1	87
PER AARSLEFF Holding A/S - Class B	—	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Ringkjobing Landbobank. Aktieselskab	—	28
Rockwool International A/S - Class A	—	33
Rockwool International A/S - Class B	—	39
Royal Unibrew A/S	1	64
Scandinavian Tobacco Group A/S (c)	1	21
SimCorp A/S	—	30
Solar A/S - Class B	—	13
Spar Nord Bank A/S - Class B	1	13
Sydbank A/S	—	14
The Drilling Company of 1972 A/S (a)	—	10
Topdanmark A/S	1	40
Torm PLC - Class A (a)	1	9
Tryg A/S	1	29
United International Enterprises Limited	—	11
Vestas Wind Systems A/S	1	28
Zealand Pharma A/S (a)	—	6
		1,515
Finland 1.8%
Adapteo Oyj	1	14
Aktia Pankki Oyj - Class A	1	12
Cargotec Oyj	—	8
Caverion Oyj	1	10
Citycon Oyj	1	10
Elisa Oyj	1	70
Finnair Oyj (a) (b)	6	5
Fiskars Oyj Abp	1	11
Fortum Oyj	4	116
F-Secure Oyj	2	11
Harvia Oyj	—	16
Huhtamaki Oyj	1	30
Kamux Oyj	1	11
Kemira Oyj	1	18
Kesko Oyj - Class A	1	35
Kesko Oyj - Class B	3	99
Kojamo Oyj (c)	1	31
Kone Corporation	—	33
Konecranes Abp	—	16
Lassila & Tikanoja Oyj	1	14
Marimekko OYJ	—	6
Metsä Board Oyj - Class B	1	10
Musti Group OYJ (a) (c)	—	10
Neles Finland Oy	1	12
Neste Oyj	1	31
Nokia Oyj - ADR (a)	7	36
Nokia Oyj (a)	12	67
Nokian Renkaat Oyj	1	55
Nordea Bank ABP	5	59
Olvi Oyj - Class A	—	9
Orion Oyj - Class A	—	5
Orion Oyj - Class B	1	22
Outokumpu Oyj (a)	3	20
Outotec Oyj	4	48
Ponsse Oyj	—	6
Qt Group Oyj (a)	—	11
Revenio Group Oyj	—	18
Sampo Oyj - Class A	2	73
Sanoma Oyj	1	19
Stora Enso Oyj - Class R	4	73
Terveystalo Oyj (c)	1	14
Tietoevry Oyj	1	23
Tokmanni Group Oyj	—	12
UPM-Kymmene Oyj	2	71
Uponor Oyj	1	16
Vaisala Oyj - Class A	—	7
Valmet Oy	1	38
Wartsila Oyj	7	104
YIT Oyj (b)	3	15
		1,460
Belgium 1.1%
Ackermans	—	48
ageas SA/NV	1	66
Agfa-Gevaert NV (a)	3	12
AKKA Technologies (a)	—	10
Anheuser-Busch InBev	1	100
Barco	—	3
Bpost (a)	1	14
Colruyt SA	—	19
Compagnie D'entreprises CFE	—	14
D'ieteren	—	34
Econocom Group	2	8
Elia Group (b)	—	13
Euronav	2	18
Fagron	1	13
Galapagos (a)	—	23
Gimv	—	13
Immobel (b)	—	4
KBC Groep NV	1	69
Kinepolis Group (a)	—	10
Lotus Bakeries	—	11
Melexis	—	13
NV Bekaert SA	1	22
Ontex Group (a) (b)	1	10
Orange Belgium	1	11
Proximus	1	20
Recticel	1	8
Shurgard Self Storage Europe	—	6
Solvay SA	1	99
Telenet Group Holding	—	5
Tessenderlo Group (a)	—	15
UCB SA	—	23
Umicore	2	123
VGP	—	12
X-Fab Silicon Foundries (a) (c)	—	3
		872
Singapore 1.1%
AEM Holdings Ltd. (b)	6	16
Allied Esports Entertainment, Inc.	16	12
Ascendas India Trust (f)	12	12
BOC Aviation Limited (c)	3	28
Bukit Sembawang Estates Limited	2	6
BW LPG PTE. LTD.	1	8
City Developments Ltd.	5	24
ComfortDelgro Corp. Ltd.	20	24
DBS Group Holdings Ltd.	4	88
First Resources Limited (a)	17	16
Genting Singapore Limited	16	10
Golden Agri-Resources Ltd.	35	6
Great Eastern Holdings Limited	1	10
Haw Par Corp. Ltd.	2	24
Hong Leong Finance Limited F.K.A (b)	2	4
Hutchison Port Holdings Trust	122	28
iFAST Corporation Ltd.	1	6
IGG Singapore Pte Ltd.	10	13
Jardine Cycle & Carriage Ltd.	1	22
Kenon Holdings Ltd. (a)	—	13
Keppel Corporation Limited	8	33
Keppel Infrastructure Trust	46	19
Olam International Limited	13	15
Oversea-Chinese Banking Corporation Limited	5	41
Raffles Medical Group Ltd.	15	13
Sembcorp Industries Ltd	17	27
SembCorp Marine Ltd. (a) (b)	156	14
Sheng Siong Group Ltd.	22	26
Singapore Airlines Ltd. (a)	8	30
Singapore Airport Terminal Services Ltd. (a)	11	33
Singapore Exchange Ltd.	3	22
Singapore Post Limited	16	9
Singapore Press Holdings Ltd.	25	31
Singapore Technologies Engineering Ltd.	10	30
Singapore Telecommunications Limited	13	22
StarHub Ltd	3	3
UMS Holdings Limited	20	23
United Overseas Bank Ltd.	2	37
UOL Group Ltd.	2	8
Venture Corp. Ltd.	2	23
Wilmar International Limited	6	18
Wing Tai Holdings Limited	3	4
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
XP Power PLC	—	13
		864
Israel 1.0%
Airport City Ltd (a)	—	7
Alony Hetz Properties & Investments Ltd	—	6
Alrov Properties & Lodgings Ltd.	—	5
Amot Investments Ltd.	2	11
AudioCodes Ltd (a)	1	36
Azrieli Group Ltd.	—	10
Bank Hapoalim BM	1	11
Bank Leumi Le-Israel BM	4	29
Bezeq Israeli Telecommunication Corp. Ltd.	6	7
Camtek Ltd. (a)	—	14
Cellcom Israel Ltd. (a)	1	6
Clal Insurance Co Ltd. (a)	1	14
Danel (Adir Yehoshua) Ltd.	—	12
Delek Automotive Systems Ltd.	1	12
Delek Group Ltd.	—	7
Elbit Systems Ltd. (a)	—	24
Elbit Systems Ltd.	—	9
Electra Consumer Products (1970) Ltd	—	10
Electra Ltd	—	20
Enlight Renewable Energy Ltd. (a)	3	6
Equital Ltd. (a)	—	11
Formula Systems (1985) Ltd.	—	7
Fox - Wizel Ltd	—	4
Gav-Yam Bayside Land Corp. Ltd.	1	9
Harel Insurance Investments & Financial Services Ltd.	3	34
Hilan Ltd	—	8
Inrom Construction Industries Ltd	1	6
Isracard Ltd.	4	16
Israel Chemicals Ltd.	2	11
Israel Discount Bank Ltd.	6	27
Isras - Investment Co. Ltd.	—	12
Matrix I.T. Ltd	—	7
Maytronics Ltd.	—	8
Melisron Ltd.	—	3
Menora Mivtachim Insurance Ltd.	1	24
Mivne Real Estate (K.D) Ltd	3	7
Mizrahi Tefahot Bank Ltd.	1	32
Nice Ltd. (a)	—	9
Nova Measuring Instruments Ltd. (a)	—	13
Oil Refineries Ltd	24	6
One Software Technologies Ltd.	1	12
Partner Communications Co Ltd (a)	2	7
Paz Oil Company Limited	—	29
Plus500 Ltd	1	17
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	—	6
Shikun & Binui Ltd.	4	23
Shufersal Ltd.	3	25
Strauss Group Ltd	—	7
Summit Real Estate Holdings Ltd	—	5
Teva Pharmaceutical Industries Ltd - ADR (a)	7	72
The First International Bank of Israel Limited	1	31
The Phoenix Holdings Ltd	3	29
Tower Semiconductor Ltd. (a)	1	15
		788
Norway 0.9%
ABG Sundal Collier Holding ASA	5	6
AF Gruppen ASA	1	11
Aker ASA	—	7
Aker ASA	1	40
Aker BP ASA (a) (c)	11	20
Atea ASA	1	11
Austevoll Seafood ASA	—	5
Bonheur ASA	—	11
Borregaard ASA	1	13
Bouvet ASA	1	10
BW Energy Limited (a) (c)	1	2
BW Offshore Limited	3	11
Crayon Group Holding ASA (a)	1	10
DNB Bank ASA	2	48
Entra ASA (c)	—	10
Equinor ASA	4	74
Eurizon Opportunita	2	15
Fjordkraft Holding ASA (c)	1	7
Frontline Ltd. (a)	3	27
Gjensidige Forsikring ASA	1	11
Golden Ocean Group Limited (a)	3	28
Grieg Seafood ASA (a) (b)	1	5
Kitron ASA	6	13
Kongsberg Gruppen ASA	1	13
Leroy Seafood Group ASA	1	8
Mowi ASA	1	27
Nordic Semiconductor ASA (a)	—	10
Norsk Hydro ASA	2	15
Odfjell Drilling Ltd. (a)	2	5
Orkla ASA	7	68
PGS ASA (a)	6	3
Protector Forsikring ASA	1	7
SalMar ASA	1	33
Scatec Solar ASA (c)	1	13
Sparebank 1 Ostlandet	1	10
Sparebank 1 Sr-Bank Asa (a)	1	11
Storebrand ASA	2	19
Subsea 7 S.A. (a)	1	13
Telenor ASA	1	15
TGS NOPEC Geophysical Company ASA	2	21
TOMRA Systems ASA	—	14
Veidekke ASA	1	9
Yara International ASA	1	46
		755
Ireland 0.8%
AIB Group Public Limited Company (a)	6	14
Bank of Ireland Group Public Limited Company (a)	11	59
C & C Group Public Limited Company (a)	5	18
Cairn Homes Public Limited Company (a)	11	13
COSMO Pharmaceuticals N.V. - Class N (a)	—	20
CRH public limited company - ADR	3	152
Dalata Hotel Group Public Limited Company (a)	2	9
Flutter Entertainment Public Limited Company (a)	—	28
Glambia Plc	1	16
Glenveagh Properties Public Limited Company (a) (c)	10	11
Grafton Group Public Limited Company	2	32
Greencore Group Public Limited Company (a)	4	8
Irish Continental Group, Public Limited Company (a)	3	16
James Hardie Industries Public Limited Company - CDI (a)	1	41
Kerry Group Plc	—	21
Keywords Studios PLC (a)	—	9
Kingspan Group Plc	—	36
Smurfit Kappa Funding Designated Activity Company (a)	2	114
UDG Healthcare Public Limited Company	1	19
		636
Austria 0.6%
Andritz AG	1	33
AT & S Austria Technologie & Systemtechnik Aktiengesellschaft	—	12
BAWAG Group AG (c)	1	33
Erste Group Bank AG	1	44
EVN AG	1	14
IMMOFINANZ AG (a) (b)	1	12
Lenzing Aktiengesellschaft (a)	—	12
Mayr-Melnhof Karton Aktiengesellschaft	—	10
OMV AG	1	47
Osterreichische Post Aktiengesellschaft	—	17
Palfinger AG	—	10
Raiffeisen Bank International AG	1	26
RHI Magnesita N.V.	—	9
S&T System Integration & Technology Distribution AG (a)	1	14
Semperit Aktiengesellschaft Holding	—	10
Strabag SE	—	15
Telekom Austria Aktiengesellschaft	3	25

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
UNIQA Insurance Group AG	2	16
Verbund AG	—	31
Vienna Insurance Group AG Wiener Versicherung Gruppe	—	7
Voestalpine AG	1	36
Wienerberger AG	1	40
		473
Luxembourg 0.5%
Aperam (a)	1	33
ArcelorMittal	1	40
Befesa (c)	—	27
Eurofins Scientific SE	1	81
L'Occitane International S.A.	5	19
Millicom International Cellular SA - SDR (a)	2	68
RTL Group SA (a)	—	26
SES S.A. - DRC (a)	2	16
Stabilus S.A.	—	17
Tenaris S.A. - ADR	1	22
Tenaris SA	1	14
		363
New Zealand 0.4%
a2 Milk Co. Ltd. (a)	1	5
Air New Zealand Limited (a)	3	3
Arvida Group Limited	4	6
Auckland International Airport Limited (a)	1	4
Chorus Limited	2	9
Contact Energy Limited	5	28
EBOS Group Limited	1	11
Fisher & Paykel Healthcare Corp.	1	29
Fletcher Building Ltd.	3	16
Freightways Limited	2	17
Genesis Energy Limited	1	3
Heartland Group Holdings Limited	4	6
IWL Broking Solutions Limited (a)	3	10
Kathmandu Holdings Limited	5	6
Mainfreight Limited	1	30
Meridian Energy Limited	1	3
Oceania Healthcare Limited	6	6
Port of Tauranga Limited	1	6
Ryman Healthcare Ltd.	1	5
Skellerup Holdings Limited	1	4
SKYCITY Entertainment Group Limited (a)	13	31
Spark New Zealand Ltd.	4	13
Summerset Group Holdings Limited	1	8
Xero Limited (a)	1	52
Z Energy Limited	3	5
		316
Portugal 0.3%
Alphaquest Original Ltd	5	15
Altri, SGPS, S.A.	1	5
Banco Comercial Portugues S.A. (a)	75	12
CTT - Correios De Portugal S.A.	2	13
EDP Renovaveis, S.A.	—	4
Energias de Portugal SA	8	41
Galp Energia, SGPS, S.A.	4	47
Jeronimo Martins, SGPS, S.A.	2	27
NOS, SGPS, SA.	4	13
Ren - Redes Energeticas Nacionais, SGPS, S.A.	4	12
SONAE - S.G.P.S., S.A.	31	29
		218
United States of America 0.2%
Argonaut Gold Inc. (a)	4	10
Bausch Health Companies Inc. (a)	1	35
Burford Capital Limited - Class C (a)	1	6
Carnival Plc (a)	1	21
Diversified Gas & Oil PLC	9	13
Primo Water Holdings LLC	1	13
Qiagen N.V. (a)	1	29
STMicroelectronics N.V. - ADR	2	68
		195
China 0.1%
BOC Hong Kong Holdings Ltd.	8	27
China Evergrande New Energy Vehicle Group Limited (a) (b)	3	9
SITC International Holdings Company Limited	8	33
Yangzijiang Shipbuilding (Holdings) Ltd.	36	36
		105
Faroe Islands 0.1%
P/F Bakkafrost Sales	—	38
Chile 0.0%
Antofagasta Plc	2	37
Jersey 0.0%
Breedon Group PLC (a)	15	22
Centamin PLC	11	15
		37
Malta 0.0%
Catena Media PLC (a) (b)	1	8
Kindred Group PLC - SDR	1	21
		29
Georgia 0.0%
Bank of Georgia Group Plc (a)	1	13
TBC Bank Group PLC (a)	1	14
		27
United Arab Emirates 0.0%
Mediclinic International PLC (a)	3	13
Network International Holdings PLC (a)	2	10
NMC Health PLC (e)	1	—
		23
Liechtenstein 0.0%
Liechtensteinische Landesbank Aktiengesellschaft	—	9
VP Bank AG	—	9
		18
Bermuda 0.0%
Chow Sang Sang Holdings International Limited	8	14
Taiwan 0.0%
Foxconn Interconnect Technology Limited (a) (b) (c)	49	13
Isle of Man 0.0%
Strix Group PLC (a)	3	11
Mexico 0.0%
Fresnillo PLC	1	10
Macau 0.0%
Wynn Macau, Limited (a)	3	5
Colombia 0.0%
Frontera Energy Corporation (a)	1	4
South Africa 0.0%
Thungela Resources (a) (b)	—	1
Total Common Stocks (cost $69,978)		77,980
PREFERRED STOCKS 1.3%
Switzerland 0.6%
Roche Holding AG	1	499
Germany 0.6%
Bayerische Motoren Werke AG	—	39
Dragerwerk AG & Co. KGaA (g)	—	7
Fuchs Petrolub SE	—	14
Henkel AG & Co. KGaA (g)	—	34
Jungheinrich Aktiengesellschaft	1	33
Porsche Automobil Holding SE (g)	1	51
Sartorius AG	—	27
Sixt SE	—	22
STO SE & Co. KGaA	—	8
Volkswagen AG (g)	1	250
		485
Italy 0.1%
Danieli & C. Officine Meccaniche S.p.A.	1	8
Telecom Italia SpA	25	13
		21
Total Preferred Stocks (cost $824)		1,005

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
RIGHTS 0.0%
Spain 0.0%
ACS, Actividades de Construccion y Servicios, S.A. (a)	1	2
Singapore 0.0%
Olam International Limited (a) (h)	2	1
Australia 0.0%
Costa Group Holdings Limited (a) (e)	—	—
Total Rights (cost $2)		3
WARRANTS 0.0%
Canada 0.0%
Cenovus Energy Inc. (a)	—	2
Total Warrants (cost $2)		2
SHORT TERM INVESTMENTS 2.5%
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (i) (j)	1,144	1,144
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.01% (i) (j)	901	901
Total Short Term Investments (cost $2,045)		2,045
Total Investments 100.8% (cost $72,851)		81,035
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (0.8)%		(650)
Total Net Assets 100.0%		80,386

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $46 and 0.1% of the Fund.

(e)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g)  Convertible security.

(h)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Investment in affiliate.

(j)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	11/09/20	32	34	0.1
ACM 2001 AB	03/31/20	4	7	—
Adyen B.V.	04/01/20	29	46	0.1
Aedas Homes, S.A	02/05/21	3	4	—
AENA, S.M.E., S.A.	05/04/20	9	13	—
Aker BP ASA	06/10/21	22	20	—
Alimak Group AB (publ)	06/25/19	12	12	—
Amadeus IT Group SA	07/17/20	28	30	0.1
Ambea AB ( publ )	11/06/20	11	12	—
Amundi	09/30/19	34	35	0.1
ANIMA Holding S.p.A.	07/24/19	9	12	—
Aston Martin Lagonda Global Holdings PLC	04/30/21	22	21	—
Attendo International AB	03/27/20	9	10	—
Avast PLC	06/10/20	25	23	—
Basic-Fit N.V.	06/17/20	9	14	—
BAWAG Group AG	05/29/20	27	33	0.1
Befesa	03/31/20	10	27	0.1
BHG Group AB	01/27/21	7	7	—
Biffa PLC	11/06/20	10	15	—
BOC Aviation Limited	12/18/20	29	28	0.1
Bravida Holding AB	10/07/20	22	22	—
BW Energy Limited	12/19/19	2	2	—
Carel Industries S.p.A.	05/25/21	10	9	—
Cellnex Telecom, S.A.	06/25/19	18	30	0.1
CMC Markets PLC	07/27/20	11	15	—
Contourglobal PLC	06/18/20	3	4	—
Convatec Group PLC	06/25/19	10	18	—
Coor Service Management Holding AB	10/12/20	11	12	—
Countryside Properties PLC	12/24/19	17	19	—
Covestro AG	06/25/19	123	126	0.2
Delivery Hero SE	06/25/19	23	25	—
Deutsche Pfandbriefbank AG	06/25/19	24	21	—
Dometic Group AB (publ)	02/10/20	14	28	0.1
Dovalue S.P.A.	03/24/21	9	8	—
Dustin Group AB	06/25/19	10	14	—
Elior Group	02/10/20	22	12	—
Eltel AB	06/25/19	12	14	—
ENAV S.p.A.	06/30/21	12	12	—
Entra ASA	06/02/21	11	10	—
Equiniti Group PLC	08/15/19	14	13	—
Evolution Gaming Group AB (publ)	03/12/20	7	32	0.1
Fjordkraft Holding ASA	06/11/20	10	7	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/DFA International Core Equity Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Flow Traders N.V.	11/06/20	12	16	—
Forterra PLC	06/25/19	12	12	—
Foxconn Interconnect Technology Limited	07/10/20	24	13	—
Glenveagh Properties Public Limited Company	02/02/21	11	11	—
Global Dominion Access, S.A.	06/25/19	12	12	—
Hapag-Lloyd Aktiengesellschaft	04/22/20	6	16	—
Hoist Finance AB (publ)	09/20/19	10	7	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	08/26/20	9	10	—
Instone Real Estate Group AG	02/26/20	13	15	—
Integrafin Holdings PLC	04/24/20	17	20	—
JOST Werke AG	05/17/21	10	9	—
JS Global Lifestyle Company Limited	04/30/21	36	34	0.1
Just Eat Takeaway.Com N.V.	06/01/20	23	20	—
Knorr - Bremse Aktiengesellschaft	08/10/20	16	15	—
Kojamo Oyj	04/01/20	30	31	0.1
Lime Technologies AB	01/05/21	6	4	—
Maisons Du Monde	07/25/19	11	12	—
Munters Group AB	01/27/21	12	11	—
Musti Group OYJ	05/27/21	11	10	—
Neinor Homes, S.A.	06/29/20	5	7	—
Netcompany Group A/S	04/08/20	12	22	—
Nobina AB (publ)	08/07/19	10	15	—
NYSE B.V.	06/26/19	41	54	0.1
Orsted A/S	12/23/20	22	16	—
OVS SpA	06/25/19	6	6	—
Pirelli & C. S.p.A.	06/25/19	10	9	—
Poste Italiane - Societa' Per Azioni	01/21/21	17	22	—
Quilter PLC	06/26/19	29	30	0.1
Rai Way S.P.A.	06/25/19	12	13	—
Resurs Holding AB	06/25/19	9	8	—
Sabre Insurance Group PLC	05/29/20	6	6	—
Scandinavian Tobacco Group A/S	06/25/19	12	21	—
Scatec Solar ASA	06/24/20	8	13	—
Scout24 Holding GmbH	10/01/20	81	80	0.1
Sensirion Holding AG	12/23/20	11	16	—
Siemens Healthineers AG	03/04/21	15	17	—
Signify N.V.	06/25/19	51	83	0.1
Technogym S.p.A.	10/14/19	11	12	—
Terveystalo Oyj	06/24/20	10	14	—
The Gym Group PLC	03/25/21	4	5	—
Thule Group AB	06/25/19	28	32	0.1
TI Fluid Systems PLC	06/22/20	10	19	—
TUI AG - Class N	05/27/21	21	18	—
Unicaja Banco, S.A.	02/10/20	10	10	—
Unieuro S.p.A.	01/04/21	5	9	—
VAT Group AG	06/25/19	24	31	0.1
Vifor Pharma AG	04/01/20	45	45	0.1
Viva Energy Australia Group Pty Ltd	11/18/20	21	21	—
WH Group Limited	06/24/20	52	53	0.1
Worldline	06/25/19	35	51	0.1
X-Fab Silicon Foundries	02/05/21	3	3	—
Zalando SE	01/14/21	34	39	0.1
		1,687	1,934	2.4

JNL/DFA International Core Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	2	September 2021	425	1	4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	11,460	66,520	—	77,980
Preferred Stocks	1,005	—	—	1,005
Rights	—	3	—	3
Warrants	2	—	—	2
Short Term Investments	2,045	—	—	2,045
	14,512	66,523	—	81,035
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	4	—	—	4
	4	—	—	4

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.8%
Information Technology 23.9%
3D Systems Corporation (a)	15	584
Accenture Public Limited Company - Class A	18	5,323
ACI Worldwide, Inc. (a)	8	290
Adobe Inc. (a)	12	6,855
ADS Alliance Data Systems, Inc.	5	490
ADTRAN, Inc. (a)	6	114
Advanced Energy Industries, Inc. (a)	3	300
Advanced Micro Devices, Inc. (a)	22	2,039
Agilysys, Inc. (a)	1	46
Akamai Technologies, Inc. (a)	8	890
Alarm.Com Holdings, Inc. (a)	2	194
Alpha and Omega Semiconductor Limited (a)	3	100
Altair Engineering Inc. - Class A (a)	1	83
Alteryx, Inc. - Class A (a)	1	101
Ambarella Inc. (a)	1	156
Amdocs Limited	7	568
American Software, Inc. - Class A (a)	2	39
Amkor Technology, Inc. (a)	29	697
Amphenol Corp. - Class A	22	1,511
Amtech Systems, Inc. (a)	1	9
Analog Devices, Inc. (a)	9	1,543
Anaplan, Inc. (a)	2	111
ANSYS, Inc. (a)	2	844
AppFolio, Inc. - Class A (a)	—	71
Appian Corporation - Class A (a) (b)	1	168
Apple Inc. (a)	493	67,559
Applied Materials Inc. (a)	27	3,870
Applied Optoelectronics, Inc. (a)	1	9
Arista Networks, Inc. (a)	3	1,176
Arlo Technologies, Inc. (a)	6	42
Arrow Electronics, Inc. (a)	6	693
Aspen Technology, Inc. (a)	4	551
Atlassian Corporation PLC - Class A (a)	1	316
Autodesk, Inc. (a)	7	1,976
Automatic Data Processing Inc. (a)	16	3,267
Avalara, Inc. (a)	2	378
Avaya Holdings Corp. (a)	8	218
Avid Technology, Inc. (a)	3	129
Avnet, Inc. (a)	8	331
Axcelis Technologies, Inc. (a)	3	121
AXT, Inc. (a)	1	10
Badger Meter, Inc.	2	213
Bel Fuse Inc. - Class B (a)	1	19
Belden Inc.	3	130
Benchmark Electronics, Inc.	5	137
Bill.Com Holdings Inc. (a)	3	545
Black Knight, Inc. (a)	6	477
Blackbaud, Inc. (a)	3	223
Blackline, Inc. (a)	1	156
Blucora, Inc. (a)	4	74
BM Technologies, Inc. - Class A (a)	1	6
Booz Allen Hamilton Holding Corporation - Class A	8	684
Bottomline Technologies Inc. (a)	2	70
Box, Inc. - Class A (a)	8	203
Broadcom Inc. (a)	12	5,577
Broadridge Financial Solutions, Inc.	6	951
Brooks Automation Inc. (a)	5	446
CACI International Inc. - Class A (a)	2	584
Cadence Design Systems Inc. (a)	8	1,138
CalAmp Corp. (a)	3	34
Calix, Inc. (a)	4	191
Cass Information Systems, Inc. (a)	1	51
CDK Global, Inc. (a)	9	428
CDW Corp. (a)	6	1,085
Ceridian HCM Holding Inc. (a)	4	424
CEVA Inc. (a)	1	38
Ciena Corp. (a)	13	736
Cirrus Logic Inc. (a)	5	394
Cisco Systems, Inc. (a)	124	6,563
Citrix Systems Inc. (a)	4	518
Clearfield, Inc. (a)	1	22
Cloudera, Inc. (a)	4	71
Cloudflare, Inc. - Class A (a)	1	61
CMC Materials Inc. (a)	2	272
Cognex Corp. (a)	6	495
Cognizant Technology Solutions Corp. - Class A (a)	23	1,602
Cognyte Software Ltd (a)	5	123
Coherent Inc. (a)	2	455
Cohu Inc. (a)	5	172
CommScope Holding Company, Inc. (a)	11	236
Communications Systems Inc. (a)	1	9
CommVault Systems Inc. (a)	2	178
Computer Task Group Inc. (a)	3	25
Comtech Telecommunications Corp. (a)	1	29
Concentrix Solutions Corporation (a)	6	914
Conduent Inc. (a)	15	109
Cornerstone OnDemand, Inc. (a)	3	144
Corning Incorporated	31	1,284
Coupa Software Incorporated (a)	1	270
Cree, Inc. (a)	5	492
CrowdStrike Holdings, Inc. - Class A (a)	2	398
CSG Systems International, Inc. (a)	4	197
CTS Corp.	3	125
Cyberoptics Corp. (a)	1	24
Daktronics Inc. (a)	5	32
Datadog, Inc. - Class A (a)	3	311
Dell Technology Inc. - Class C (a)	7	692
Digi International Inc. (a)	4	73
Digital Turbine USA, Inc. (a)	3	195
Diodes Inc. (a)	3	237
DocuSign, Inc. (a)	2	458
Dolby Laboratories, Inc. - Class A	4	437
Dropbox, Inc. - Class A (a)	16	471
DSP Group, Inc. (a)	1	15
DXC Technology Company (a)	20	780
Dynatrace Holdings LLC (a)	8	451
Ebix Inc. (a)	4	141
EchoStar Corp. - Class A (a)	4	101
Elastic NV (a)	2	270
EMCORE Corporation (a)	3	31
Enphase Energy, Inc. (a)	4	749
Entegris, Inc. (a)	7	874
Envestnet, Inc. (a)	2	133
EPAM Systems, Inc. (a)	1	680
ePlus Inc. (a)	1	86
Euronet Worldwide Inc. (a)	3	442
EVERTEC, Inc.	6	278
EVO Payments, Inc. - Class A (a)	1	31
ExlService Holdings Inc. (a)	2	180
F5 Networks, Inc. (a)	4	741
Fabrinet (a)	2	223
Fair Isaac Corporation (a)	1	656
FARO Technologies Inc. (a)	1	87
Fidelity National Information Services, Inc.	15	2,102
FireEye, Inc. (a)	10	193
First Solar, Inc. (a)	8	726
Fiserv, Inc. (a)	16	1,686
Five9 Inc. (a)	1	229
FleetCor Technologies Inc. (a)	4	1,058
Flex Ltd. (a)	45	801
FormFactor Inc. (a)	6	201
Fortinet, Inc. (a)	6	1,371
Frequency Electronics Inc. (a)	1	10
Gartner Inc. (a)	5	1,311
Genpact Limited	16	710
Global Payments Inc.	7	1,398
Globant S.A. (a)	3	556
GoDaddy Inc. - Class A (a)	7	612
GSI Technology, Inc. (a)	1	5
GTT Communications Inc. (a) (b)	8	18
Guidewire Software, Inc. (a)	4	468
Hackett Group Inc. (a)	3	59
Harmonic, Inc. (a)	10	89
Hewlett Packard Enterprise Company	65	943
HP Inc.	40	1,208
HubSpot Inc. (a)	1	438

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Ichor Holdings, Ltd. (a)	2	131
II-VI Incorporated (a)	6	406
Infinera Corporation (a)	11	112
Insight Enterprises, Inc. (a)	3	313
Intel Corporation (a)	163	9,155
InterDigital Communications, Inc. (a)	1	103
International Business Machines Corporation	40	5,825
Intevac Inc. (a)	1	7
Intuit Inc. (a)	6	3,033
IPG Photonics Corporation (a)	3	641
Itron Inc. (a)	3	331
J2 Cloud Services, LLC (a)	4	592
Jabil Inc.	17	1,015
Jack Henry & Associates Inc. (a)	3	533
Juniper Networks, Inc.	25	680
KBR, Inc.	15	562
Key Tronic Corp. (a)	—	3
Keysight Technologies, Inc. (a)	8	1,306
Kimball Electronics Group, LLC (a)	3	57
KLA-Tencor Corp. (a)	7	2,220
Knowles Corporation (a)	8	168
Kulicke & Soffa Industries Inc. (a)	4	275
KVH Industries Inc. (a)	2	19
Lam Research Corp. (a)	5	3,532
Lattice Semiconductor Corp. (a)	7	414
Leidos Holdings Inc.	9	890
Limelight Networks, Inc. (a)	7	23
Littelfuse Inc. (a)	2	435
Liveramp, Inc. (a)	5	237
Lumentum Holdings Inc. (a)	5	376
MACOM Technology Solutions Holdings, Inc. (a)	4	239
MagnaChip Semiconductor, Ltd. (a)	4	97
Manhattan Associates Inc. (a)	4	571
Mantech International Corp. - Class A (a)	3	230
Marvell Technology, Inc.	28	1,618
MasterCard Incorporated - Class A	27	9,934
Maxim Integrated Products, Inc. (a)	10	1,053
MAXIMUS Inc.	6	539
MaxLinear, Inc. (a)	4	178
Methode Electronics Inc.	4	195
Microchip Technology Incorporated (a)	10	1,478
Micron Technology, Inc. (a)	38	3,242
Microsoft Corporation (a)	212	57,407
MicroStrategy Inc. - Class A (a) (b)	1	579
Mimecast Uk Limited (a)	3	147
MKS Instruments, Inc. (a)	4	755
MongoDB, Inc. - Class A (a)	1	306
Monolithic Power Systems Inc. (a)	1	395
Motorola Solutions Inc.	5	1,071
National Instruments Corp. (a)	8	325
NCR Corp. (a)	10	456
NeoPhotonics Corporation (a)	3	31
NetApp, Inc. (a)	10	810
NETGEAR, Inc. (a)	3	127
NetScout Systems, Inc. (a)	6	184
New Relic, Inc. (a)	3	187
NortonLifelock Inc. (a)	25	690
Novantas Inc. (a)	3	376
Nuance Communications, Inc. (a)	13	683
Nutanix, Inc. - Class A (a)	8	323
NVE Corp. (a)	—	35
NVIDIA Corporation (a)	12	9,927
Okta, Inc. - Class A (a)	2	442
On Semiconductor Corporation (a)	23	875
Onespan, Inc. (a)	3	86
Onto Innovation Inc. (a)	4	288
Oracle Corporation	58	4,498
OSI Systems Inc. (a)	1	113
Pagerduty, Inc. (a)	3	119
Palantir Technologies Inc. - Class A (a)	9	233
Palo Alto Networks, Inc. (a)	1	497
Paychex Inc. (a)	17	1,856
Paycom Software, Inc. (a)	2	796
Paylocity Holding Corporation (a)	2	417
Paypal Holdings, Inc. (a)	17	4,982
PC Connection, Inc. (a)	3	143
PDF Solutions Inc. (a)	2	43
Pegasystems Inc. (a)	2	270
Perficient, Inc. (a)	3	202
PFSweb Inc. (a)	2	17
Photronics Inc. (a)	7	93
Plexus Corp. (a)	3	249
Power Integrations Inc. (a)	5	390
Progress Software Corp. (a)	4	189
Proofpoint, Inc. (a)	2	414
PTC Inc. (a)	5	653
Pure Storage, Inc. - Class A (a)	10	193
Q2 Holdings, Inc. (a)	2	216
QAD Inc. - Class A (a)	1	54
Qorvo, Inc. (a)	5	979
Qualcomm Incorporated (a)	34	4,913
Qualys, Inc. (a)	2	232
Rambus Inc. (a)	11	259
RealNetworks, Inc. (a)	2	5
Ribbon Communications Inc. (a)	7	53
Richardson Electronics Ltd. (a)	1	5
RingCentral, Inc. - Class A (a)	1	333
Rogers Corp. (a)	1	293
SailPoint Technologies Holdings, Inc. (a)	1	56
Salesforce.Com, Inc. (a)	13	3,275
Sanmina Corp. (a)	6	219
Sapiens International Corporation N.V. (a)	1	21
ScanSource Inc. (a)	4	108
Science Applications International Corp.	5	402
Seagate Technology Holdings Public Limited Company (a)	14	1,214
Semtech Corp. (a)	4	257
ServiceNow, Inc. (a)	2	1,135
Servicesource International, Inc. (a)	1	1
Silicon Laboratories Inc. (a)	2	382
Skyworks Solutions, Inc. (a)	7	1,356
SMART Global Holdings, Inc. (a)	3	133
Smartsheet Inc. - Class A (a)	4	268
SolarEdge Technologies Ltd. (a)	2	651
SolarWinds Corporation (a)	3	59
Splunk Inc. (a)	2	347
Spotify Technology S.A. (a)	2	522
SPS Commerce, Inc. (a)	2	212
Square, Inc. - Class A (a)	3	648
SS&C Technologies Holdings, Inc. (a)	13	914
Stratasys, Inc. (a)	5	134
Super Micro Computer, Inc. (a)	2	81
Switch Inc - Class A	3	60
Sykes Enterprises Inc. (a)	4	207
Synaptics Incorporated (a)	2	387
Synchronoss Technologies, Inc. (a)	4	16
SYNNEX Corporation	6	692
Synopsys Inc. (a)	4	1,090
TE Connectivity Ltd.	11	1,476
Teradata Corporation (a)	10	524
Teradyne Inc. (a)	9	1,194
Tessco Technologies Inc. (a)	1	4
Texas Instruments Incorporated (a)	35	6,811
The Trade Desk, Inc. - Class A (a)	9	674
The Western Union Company	19	441
Transact Technologies Inc. (a)	—	1
Trimble Inc. (a)	11	870
TTEC Holdings, Inc. (a)	5	470
TTM Technologies, Inc. (a)	9	134
Twilio Inc. - Class A (a)	2	788
Tyler Technologies Inc. (a)	1	524
Ultra Clean Holdings, Inc. (a)	3	160
Unisys Corp. (a)	4	99
Universal Display Corporation (a)	2	524
Upstate Property Rentals, LLC (a)	2	261
Veeco Instruments Inc. (a)	5	125
Verint Systems Inc. (a)	5	227
VeriSign Inc. (a)	3	788
Verra Mobility Corporation - Class A (a)	10	151
ViaSat, Inc. (a)	5	244

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Viavi Solutions Inc. (a)	17	295
Visa Inc. - Class A	46	10,733
Vishay Intertechnology Inc.	11	250
Vishay Precision Group, Inc. (a)	1	24
VMware, Inc. - Class A (a)	2	353
Vontier Corporation	5	170
Western Digital Corporation (a)	17	1,226
Wex, Inc. (a)	3	519
Workday, Inc. - Class A (a)	2	396
Xerox Holdings Corporation	20	475
Xilinx, Inc. (a)	8	1,140
Xperi Holding Corporation (a)	15	325
Zebra Technologies Corp. - Class A (a)	2	935
Zendesk, Inc. (a)	1	133
Zoom Video Communications, Inc. - Class A (a)	2	683
Zscaler, Inc. (a)	1	277
		361,874
Financials 13.8%
1st Source Corporation (a)	3	150
Affiliated Managers Group, Inc.	4	640
AFLAC Incorporated	26	1,399
Alleghany Corp. (a)	1	537
Allegiance Bancshares, Inc. (a)	2	65
Ally Financial Inc.	21	1,064
Altabancorp (a)	1	29
A-Mark Precious Metals, Inc. (a)	—	18
Ambac Financial Group, Inc. (a)	4	64
American Equity Investment Life Holding Company	9	277
American Express Co. (a)	21	3,469
American Financial Group, Inc.	5	651
American International Group Inc.	26	1,237
American National Bankshares Inc. (a)	1	19
American National Group, Inc. (a)	2	233
Ameriprise Financial, Inc.	7	1,729
Ameris Bancorp (a)	5	240
Amerisafe, Inc. (a)	2	125
AON Public Limited Company - Class A	9	2,100
Arch Capital Group Ltd. (a)	23	903
Ares Management Corporation - Class A	4	256
Argo Group International Holdings, Ltd.	3	164
Arrow Financial Corporation (a)	2	70
Arthur J Gallagher & Co.	10	1,336
Artisan Partners Asset Management Inc. - Class A	3	132
Associated Banc-Corp	14	286
Assurant, Inc.	4	628
Assured Guaranty Ltd.	6	300
Atlantic Capital Bancshares, Inc. (a)	1	29
Atlantic Union Bank (a)	7	240
AXIS Capital Holdings Limited	6	270
Axos Financial, Inc. (a)	7	319
B. Riley & Co., LLC (a)	2	115
Banc of California, Inc.	6	97
BancFirst Corporation (a)	3	215
BancorpSouth Bank	8	235
Bank of America Corp.	188	7,749
Bank of Hawaii Corporation	3	261
Bank of Marin Bancorp (a)	2	55
Bank of N.T. Butterfield & Son Limited (The) (a)	6	197
Bank OZK (a)	13	534
BankFinancial Corporation (a)	2	24
BankUnited, Inc.	9	367
Banner Corporation (a)	3	153
Bar Harbor Bankshares	1	38
Berkshire Hathaway Inc. - Class B (a)	42	11,603
Berkshire Hills Bancorp Inc.	6	177
BGC Partners, Inc. - Class A (a)	34	195
BlackRock, Inc.	3	2,891
BOK Financial Corporation (a)	4	382
Boston Private Financial Holdings Inc. (a)	10	141
Brighthouse Financial, Inc. (a)	7	333
Brightsphere Investment Group Inc.	4	104
Brookline Bancorp, Inc. (a)	7	107
Brown & Brown Inc.	15	814
Bryn Mawr Bank Corp. (a)	2	101
C&F Financial Corporation (a)	—	2
Cadence Bancorporation - Class A	10	215
Camden National Corp. (a)	2	91
Cannae Holdings, Inc. (a)	8	270
Capital City Bank Group Inc. (a)	1	26
Capital One Financial Corporation	12	1,903
Capitol Federal Financial (a)	13	158
Cathay General Bancorp (a)	7	264
Cboe Global Markets, Inc.	6	764
CBTX, Inc. (a)	1	34
Central Pacific Financial Corp.	4	97
Central Valley Community Bancorp (a)	—	5
Chubb Limited	11	1,791
Cincinnati Financial Corporation	7	862
CIT Group Inc.	7	336
Citigroup Inc.	51	3,588
Citizens & Northern Corp. (a)	1	18
Citizens Financial Group Inc.	20	938
Citizens Inc. - Class A (a) (b)	4	20
City Holdings Co. (a)	1	99
CME Group Inc. - Class A (a)	7	1,386
CNA Financial Corp.	1	68
CNB Financial Corp. (a)	1	30
CNO Financial Group, Inc.	11	272
Codorus Valley Bancorp Inc. (a)	—	6
Cohen & Steers, Inc.	4	351
Columbia Banking System Inc. (a)	6	248
Columbia Financial, Inc. (a)	6	96
Comerica Inc.	9	673
Commerce Bancshares Inc. (a)	9	642
Community Bank System Inc.	4	276
Community Trust Bancorp Inc. (a)	2	83
ConnectOne Bancorp, Inc. (a)	6	144
Consumer Portfolio Services Inc. (a)	2	10
Cowen Inc. - Class A (a)	2	91
Crawford & Co. - Class B	1	12
Credit Acceptance Corp. (a)	2	690
Cullen/Frost Bankers Inc.	5	541
Customers Bancorp, Inc. (a)	3	129
CVB Financial Corp. (a)	11	232
Diamond Hill Investment Group, Inc. - Class A (a)	—	80
Dime Community Bancshares, Inc. (a)	4	148
Discover Financial Services	15	1,765
Donegal Group Inc. - Class A (a)	2	23
Donnelley Financial Solutions, Inc. (a)	5	177
Eagle Bancorp Inc. (a)	4	201
East West Bancorp, Inc.	11	812
eHealth, Inc. (a)	2	89
Employer Holdings Inc.	4	156
Encore Capital Group, Inc. (a)	4	193
Enova International, Inc. (a)	4	147
Enstar Group Limited (a)	1	303
Enterprise Financial Services Corp. (a)	3	137
Equitable Holdings, Inc.	23	696
Equity Bancshares, Inc. - Class A (a)	1	32
Erie Indemnity Company - Class A (a)	2	443
ESSA Bancorp, Inc. (a)	1	16
Essent Group Ltd.	10	463
Evercore Inc. - Class A	4	604
Everest Re Group, Ltd.	2	379
EZCORP, Inc. - Class A (a)	7	44
FactSet Research Systems Inc.	2	757
Farmers National Banc Corp. (a)	1	12
FB Financial Corporation	5	169
Federal Agricultural Mortgage Corporation - Class C	1	89
Federated Investors, Inc. - Class B	9	312
Fednat Holding Company (a)	2	7
Fidelity National Financial, Inc. - Class A	22	935
Fifth Third Bancorp (a)	28	1,085
Financial Institutions Inc. (a)	2	57
First American Financial Corporation	10	618
First Bancorp. (a)	4	145
First Bancorp.	22	261
First Bancshares Inc. (a)	1	29
First Busey Corporation (a)	4	96

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
First Business Financial Services, Inc. (a)	1	25
First Citizens BancShares, Inc. - Class A (a)	1	679
First Commonwealth Financial Corporation	8	119
First Community Bancshares, Inc. (a)	2	52
First Financial Bancorp. (a)	7	168
First Financial Bankshares, Inc. (a)	11	555
First Financial Corporation (a)	1	39
First Financial Northwest, Inc. (a)	1	15
First Foundation Inc. (a)	4	92
First Hawaiian, Inc. (a)	9	241
First Horizon National Corporation	46	802
First Interstate BancSystem, Inc. - Class A (a)	3	145
First Merchants Corporation (a)	5	217
First Mid Bancshares, Inc. (a)	2	67
First Midwest Bancorp, Inc. (a)	10	195
First Republic Bank	6	1,040
FirstCash, Inc. (a)	3	268
Flagstar Bancorp, Inc.	6	236
Flushing Financial Corp. (a)	3	75
FNB Corp.	30	374
Franklin Resources Inc.	23	738
Fulton Financial Corp. (a)	15	239
GAMCO Investors Inc. - Class A	1	31
GBLI Holdings, LLC - Class A (a)	1	26
Genworth Financial, Inc. - Class A (a)	49	190
German American Bancorp Inc. (a)	3	102
Glacier Bancorp, Inc. (a)	6	319
Globe Life Inc.	7	632
Great Southern Bancorp Inc. (a)	2	98
Great Western Bancorp Inc.	5	176
Green Dot Corporation - Class A (a)	3	163
Greenhill & Co. Inc.	3	39
Greenlight Capital Re, Ltd. - Class A (a)	3	29
Hallmark Financial Services, Inc. (a)	2	10
Hamilton Lane Inc. - Class A (a)	1	134
Hancock Whitney Co. (a)	6	252
Hanmi Financial Corp. (a)	3	66
Hanover Insurance Group Inc.	4	486
HarborOne Bancorp, Inc. (a)	8	110
HCI Group, Inc. (b)	2	151
Heartland Financial USA, Inc. (a)	4	205
Hennessy Advisors Inc. (a) (b)	—	3
Heritage Commerce Corp. (a)	5	51
Heritage Financial Corporation (a)	4	105
Heritage Insurance Holdings, Inc.	3	23
Hilltop Holdings Inc.	10	378
Home BancShares, Inc. (a)	11	283
HomeStreet, Inc. (a)	3	116
HomeTrust Bancshares Inc. (a)	1	40
Hope Bancorp, Inc. (a)	13	179
Horace Mann Educators Corp.	4	141
Horizon Bancorp Inc. (a)	5	79
Houlihan Lokey Inc. - Class A	4	338
Huntington Bancshares Incorporated (a)	107	1,529
Independence Holding Co.	1	37
Independence Holdings, LLC	12	747
Independent Bank Corp. (a)	3	54
Independent Bank Corp. (a)	3	244
Independent Bank Group, Inc. (a)	4	309
Interactive Brokers Group, Inc. - Class A (a)	3	227
Intercontinental Exchange, Inc.	14	1,631
International Bancshares Corporation (a)	6	256
Invesco Ltd.	25	670
Investors Bancorp, Inc. (a)	21	295
James River Group, Inc. (a)	2	59
Janus Henderson Group PLC	14	562
Jefferies Financial Group Inc.	19	664
JPMorgan Chase & Co.	102	15,935
K.K.R. Co., Inc. - Class A	18	1,046
Kearny Financial Corp (a)	11	132
Kemper Corp.	6	477
KeyCorp	42	870
Kinsale Capital Group, Inc. (a)	1	243
Lakeland Bancorp Inc. (a)	7	128
Lakeland Financial Corp. (a)	2	108
Lazard Ltd - Class A	11	518
LendingClub Corporation (a)	15	265
LendingTree, Inc. (a)	—	94
Lincoln National Corporation	11	694
Live Oak Bancshares, Inc. (a)	6	349
Loews Corp.	12	669
LPL Financial Holdings Inc. (a)	8	1,023
M&T Bank Corporation	6	885
Macatawa Bank Corp. (a)	1	5
Maiden Holdings, Ltd. (a)	9	31
Manning & Napier, Inc. - Class A (a)	1	8
Markel Corporation (a)	1	726
MarketAxess Holdings Inc. (a)	1	607
Marlin Business Services Inc. (a)	2	46
Marsh & McLennan Companies, Inc.	13	1,862
MBIA Inc. (a)	14	154
Mercantile Bank Corp. (a)	2	62
Merchants Bancorp, Inc. (a)	1	20
Mercury General Corp.	5	310
Meridian Bancorp, Inc. (a)	7	136
Meta Financial Group, Inc. (a)	5	267
MetLife, Inc.	19	1,154
MGIC Investment Corp.	26	349
Midland States Bancorp Inc. (a)	2	40
MidWestOne Financial Group Inc. (a)	1	22
Moelis & Company LLC - Class A	4	213
Moody's Corp.	5	1,814
Morgan Stanley	52	4,794
Morningstar Inc. (a)	3	717
Mr. Cooper Group Inc. (a)	7	224
MSCI Inc. - Class A	3	1,381
NASDAQ Inc. (a)	7	1,208
National Bank Holdings Corp. - Class A	3	115
National Bankshares Inc. (a)	—	2
National Western Life Group Inc. - Class A (a)	—	84
Navient Corporation (a)	19	368
NBT Bancorp Inc. (a)	5	163
Nelnet, Inc. - Class A	3	198
New York Community Bancorp Inc. - Series A	35	389
Nicholas Financial, Inc. (a)	1	7
Nicolet Bankshares, Inc. (a)	—	19
NMI Holdings Inc. - Class A (a)	7	160
Northern Trust Corp.	9	1,094
Northfield Bancorp Inc. (a)	5	86
Northrim BanCorp Inc. (a)	—	17
Northwest Bancshares Inc. (a)	12	166
OceanFirst Financial Corp. (a)	7	147
Ocwen Financial Corporation (a)	—	7
OFG Bancorp	6	137
Old National Bancorp (a)	14	251
Old Republic International Corp.	23	570
Old Second Bancorp Inc. (a)	1	9
Oppenheimer Holdings Inc. - Class A	1	55
Origin Bancorp, Inc. (a)	1	35
Pacific Premier Bancorp, Inc. (a)	9	366
PacWest Bancorp (a)	7	306
Palomar Holdings, Inc. (a)	—	8
Park National Corp.	1	166
Peapack Gladstone Financial Corp. (a)	2	71
Penns Woods Bancorp Inc. (a)	—	8
Peoples Bancorp Inc. (a)	2	62
Peoples Financial Services Corp. (a)	—	9
People's United Financial Inc. (a)	33	569
Pinnacle Financial Partners, Inc. (a)	5	420
Piper Jaffray Cos.	2	233
PJT Partners Inc. - Class A	1	76
Popular Inc. (a)	9	661
Preferred Bank (a)	2	101
Premier Financial Corporation (a)	3	99
Primerica, Inc.	5	690
Principal Financial Group, Inc. (a)	16	991
ProAssurance Corporation	6	138
Progressive Corp.	20	1,937
Prosperity Bancshares Inc.	7	489
Provident Financial Holdings Inc. (a)	—	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Provident Financial Services, Inc.	7	155
Prudential Bancorp Inc of Pennsylvania (a)	—	4
Prudential Financial Inc.	13	1,285
Pzena Investment Management, Inc. - Class A	2	20
QCR Holdings, Inc. (a)	1	47
Radian Group Inc.	15	323
Raymond James Financial Inc.	9	1,219
Regional Management Corp.	2	83
Regions Financial Corporation	43	868
Reinsurance Group of America, Incorporated	4	446
RenaissanceRe Holdings Ltd	3	380
Renasant Corporation (a)	5	215
Republic Bancorp Inc. - Class A (a)	2	84
Republic First Bancorp Inc. (a)	2	9
RLI Corp.	3	263
S&P Global Inc.	7	3,035
S&T Bancorp Inc. (a)	4	121
Safety Insurance Group, Inc. (a)	2	128
Sandy Spring Bancorp Inc. (a)	5	206
Santander Consumer USA Holdings Inc.	23	821
Seacoast Banking Corp. of Florida (a)	4	129
SEI Investments Co. (a)	11	655
Selective Insurance Group Inc. (a)	4	363
ServisFirst Bancshares, Inc.	4	268
Sierra BanCorp (a)	1	37
Signature Bank	4	964
Simmons First National Corp. - Class A (a)	9	258
SiriusPoint Ltd (a)	12	116
SLM Corporation	40	842
South State Corp. (a)	5	415
Southside Bancshares, Inc. (a)	4	149
State Auto Financial Corp. (a)	7	124
State Street Corporation	13	1,096
Sterling Bancorp	19	461
Sterling Bancorp, Inc. (a)	3	12
Stewart Information Services Corp.	3	143
Stifel Financial Corp.	10	641
Stock Yards Bancorp Inc. (a)	2	98
StoneX Group Inc. (a)	2	112
SVB Financial Group (a)	2	1,269
Synchrony Financial	24	1,152
Synovus Financial Corp.	15	675
T. Rowe Price Group, Inc. (a)	10	1,957
Territorial Bancorp Inc. (a)	1	29
Texas Capital Bancshares, Inc. (a)	5	313
TFS Financial Corporation (a)	11	215
The Allstate Corporation	22	2,825
The Bancorp, Inc. (a)	8	181
The Bank of New York Mellon Corporation	31	1,601
The Blackstone Group Inc. - Class A	15	1,481
The Charles Schwab Corporation	40	2,906
The First Bancorp, Inc. (a)	1	33
The First of Long Island Corporation (a)	2	49
The Goldman Sachs Group, Inc.	16	6,140
The Hartford Financial Services Group, Inc.	20	1,260
The PNC Financial Services Group, Inc.	10	1,963
The PRA Group, Inc. (a)	4	172
The Travelers Companies, Inc.	15	2,206
Tiptree Inc. (a)	3	27
Tompkins Financial Corp.	2	122
TowneBank (a)	7	203
Tradeweb Markets Inc. - Class A (a)	5	387
Trico Bancshares (a)	4	151
Tristate Capital Holdings, Inc. (a)	4	76
Triumph Bancorp, Inc. (a)	5	339
Truist Financial Corporation	33	1,837
Trupanion Inc. (a)	1	115
Trustco Bank Corp N Y (a)	2	77
Trustmark Corp. (a)	6	172
U.S. Bancorp	48	2,749
Ubiquiti Inc.	1	201
UMB Financial Corp. (a)	4	391
Umpqua Holdings Corp.	18	329
United Bankshares Inc. (a)	12	435
United Community Banks, Inc. (a)	8	253
United Fire Group Inc. (a)	3	83
United Insurance Holdings Corp. (a)	8	44
Universal Insurance Holdings, Inc.	6	83
Univest Financial Corporation (a)	3	80
Unum Group	15	438
Valley National Bancorp (a)	32	427
Veritex Holdings Inc. (a)	4	133
Virtu Financial Inc. - Class A (a)	9	235
Virtus Partners, Inc. (a)	1	223
Voya Financial, Inc.	8	519
W. R. Berkley Corporation	12	900
Walker & Dunlop, Inc.	3	345
Washington Federal Inc. (a)	7	222
Washington Trust Bancorp, Inc. (a)	2	106
Waterstone Financial, Inc. (a)	3	64
Webster Financial Corp.	7	399
Wells Fargo & Company	97	4,413
WesBanco Inc. (a)	6	204
West Bancorporation, Inc. (a)	2	50
Westamerica Bancorp (a)	3	163
Western Alliance Bancorp	9	793
Westwood Holdings Group Inc.	1	17
White Mountains Insurance Group Ltd	—	294
Willis Towers Watson Public Limited Company	4	937
Wintrust Financial Corporation	5	397
WisdomTree Investments, Inc. (a) (b)	17	107
World Acceptance Corp. (a)	1	152
WSFS Financial Corp. (a)	4	184
Zions Bancorp	10	523
		207,921
Consumer Discretionary 12.4%
1-800-Flowers.Com, Inc. - Class A (a)	4	113
Abercrombie & Fitch Co. - Class A (a)	9	429
Acushnet Holdings Corp.	4	183
Adient Public Limited Company (a)	6	253
Adtalem Global Education Inc. (a)	4	152
Advance Auto Parts, Inc.	4	919
Amazon.com Inc. (a)	11	39,214
American Axle & Manufacturing Holdings, Inc. (a)	12	129
American Eagle Outfitters, Inc.	17	655
American Outdoor Brands, Inc. (a)	2	56
American Public Education, Inc. (a)	2	54
America's Car Mart, Inc. (a)	1	138
Aptiv PLC (a)	9	1,440
Aramark	15	575
Asbury Automotive Group, Inc. (a)	2	304
At Home Group, Inc. (a)	5	167
Autoliv, Inc.	8	758
AutoNation, Inc. (a)	8	760
AutoZone Inc. (a)	1	894
Bally's Corporation (a)	1	72
Barnes & Noble Education, Inc. (a)	6	45
Bassett Furniture Industries, Incorporated (a)	—	12
BBQ Holdings, Inc. (a)	1	12
Beazer Homes USA, Inc. (a)	7	131
Bed Bath & Beyond Inc. (a)	11	361
Best Buy Co. Inc.	17	1,987
Big 5 Sporting Goods Corporation (a) (b)	2	62
Big Lots Inc.	4	274
BJ's Restaurants, Inc. (a)	2	93
Bloomin' Brands, Inc. (a)	5	134
Bluegreen Vacations Holding Corporation - Class A (a)	1	11
Boot Barn Holdings, Inc. (a)	2	175
BorgWarner Inc.	20	951
Boyd Gaming Corporation (a)	4	260
Bright Horizons Family Solutions Inc. (a)	3	493
Brinker International Inc. (a)	3	167
Brunswick Corp.	7	703
Buckle Inc.	3	166
Build-A-Bear Workshop Inc. (a)	2	36
Burlington Stores Inc. (a)	1	312
Caesars Entertainment, Inc. (a)	9	959
Caleres Inc.	5	131
Callaway Golf Co. (a)	6	201

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Capri Holdings Limited (a)	11	614
CarMax Inc. (a)	9	1,226
Carnival Plc (a)	35	928
Carriage Services Inc.	2	77
Carrols Restaurant Group, Inc. (a)	5	30
Carter's Inc. (a)	3	288
Carvana Co. - Class A (a)	1	258
Cato Corp. - Class A	2	39
Cavco Industries Inc. (a)	1	148
Century Communities Inc.	3	226
Cheesecake Factory Inc. (a)	2	115
Chegg, Inc. (a)	4	367
Chewy, Inc. - Class A (a)	3	201
Chico's FAS Inc. (a)	23	150
Childrens Place Retail Stores Inc. (a)	2	204
Chipotle Mexican Grill Inc. (a)	1	1,141
Choice Hotels International Inc.	3	416
Churchill Downs Inc. (a)	2	379
Chuy's Holdings Inc. (a)	2	68
Citi Trends, Inc. (a)	2	161
Columbia Sportswear Co. (a)	5	530
Conn's Inc. (a)	4	111
Container Store Group Inc. (a)	3	38
Cooper-Standard Holdings Inc. (a)	3	88
Copa Holdings, S.A. - Class A (a)	3	191
Core-Mark Holding Co. Inc. (a)	3	114
Cornerstone Building Brands, Inc. (a)	7	131
Cracker Barrel Old Country Store, Inc. (a)	2	276
Crocs Inc. (a)	5	590
Culp Inc.	2	25
D.R. Horton, Inc.	21	1,892
Dana Holding Corp.	13	300
Darden Restaurants Inc.	6	841
Dave & Buster's Entertainment Inc. (a)	4	169
Deckers Outdoor Corp. (a)	2	853
Del Taco Restaurants Inc. (a)	3	29
Denny's Corporation (a)	8	128
Designer Brands Inc. - Class A (a)	8	139
Dick's Sporting Goods Inc.	6	631
Dillard's Inc. - Class A	2	368
Dollar Tree Inc. (a)	13	1,292
Domino's Pizza, Inc.	1	634
Dorman Products Inc. (a)	2	237
eBay Inc. (a)	31	2,147
El Pollo Loco Holdings Inc. (a)	2	31
Escalade Inc. (a)	1	21
Ethan Allen Interiors Inc.	3	94
ETSY, Inc. (a)	5	1,122
Fiesta Restaurant Group, Inc. (a)	3	38
Five Below, Inc. (a)	4	702
Flexsteel Industries Inc. (a)	1	30
Floor & Decor Holdings Inc. - Class A (a)	7	734
Foot Locker, Inc.	11	678
Ford Motor Company (a)	122	1,814
Fossil Group, Inc. (a)	5	74
Fox Factory Holding Corp. (a)	4	592
Frontdoor, Inc. (a)	6	281
Funko Inc. - Class A (a)	3	66
Gap Inc.	26	880
Garmin Ltd. (a)	8	1,120
General Motors Company (a)	78	4,606
Genesco Inc. (a)	3	195
Gentex Corp. (a)	18	583
Gentherm Incorporated (a)	3	179
Genuine Parts Co.	7	916
G-III Apparel Group, Ltd. (a)	8	248
Gopro Inc. - Class A (a)	8	92
Graham Holdings Co. - Class B	—	258
Grand Canyon Education, Inc. (a)	4	374
Green Brick Partners Inc. (a)	3	60
Group 1 Automotive Inc.	2	288
Guess Inc.	8	206
H & R Block, Inc.	11	270
Hamilton Beach Brands Holding Company - Class A	1	22
Hanesbrands Inc.	36	675
Harley-Davidson, Inc.	13	607
Hasbro, Inc. (a)	9	888
Haverty Furniture Cos. Inc.	2	67
Helen of Troy Ltd (a)	2	480
Hibbett Sports Inc. (a)	2	167
Hilton Grand Vacations Inc. (a)	4	184
Hilton Worldwide Holdings Inc. (a)	8	1,019
Hooker Furniture Corp. (a)	1	47
Horizon Global Corporation (a)	2	15
Houghton Mifflin Harcourt Company (a)	14	158
Hyatt Hotels Corp. - Class A (a)	4	295
IMAX Corporation (a)	6	135
Installed Building Products, Inc.	2	260
International Game Technology PLC	11	257
iRobot Corp. (a)	2	202
J. Alexander's Holdings, Inc. (a)	—	2
Jack in the Box Inc. (a)	1	152
Johnson Outdoors Inc. - Class A (a)	1	116
Just Eat Takeaway.Com N.V. - ADR (a)	18	324
KB Home	7	292
Kohl's Corporation	14	761
Kontoor Brands, Inc.	2	86
L Brands, Inc.	15	1,062
Lakeland Industries Inc. (a)	—	3
Lands' End, Inc. (a)	2	62
Las Vegas Sands Corp. (a)	8	410
Laureate Education Inc. - Class A (a)	7	96
La-Z-Boy Inc.	3	97
LCI Industries	2	308
Lear Corporation	5	838
Leggett & Platt Inc.	12	622
Lennar Corporation - Class A	12	1,237
Lennar Corporation - Class B	1	86
Levi Strauss & Co. - Class A	4	110
LGI Homes, Inc. (a)	2	352
Lifetime Brands, Inc. (a)	1	17
Lindblad Expeditions Holdings Inc. (a)	3	46
Liquidity Services, Inc. (a)	4	103
Lithia Motors Inc. - Class A	2	775
LKQ Corporation (a)	19	927
Lowe`s Companies, Inc.	22	4,303
Lululemon Athletica Inc. (a)	4	1,429
Lumber Liquidators, Inc. (a)	1	21
M/I Homes, Inc. (a)	2	129
Macy's, Inc. (a)	35	655
Malibu Boats, Inc. - Class A (a)	2	119
Marine Products Corp.	2	27
MarineMax Inc. (a)	3	137
Marriott International, Inc. - Class A (a)	12	1,581
Marriott Vacations Worldwide Corporation (a)	3	494
Mattel, Inc. (a)	22	450
McDonald's Corporation	18	4,082
MDC Holdings Inc.	5	254
Medifast, Inc.	—	142
Meritage Homes Corporation (a)	4	422
MGM Resorts International	20	839
Modine Manufacturing Co. (a)	4	74
Mohawk Industries Inc. (a)	4	842
Monarch Casino & Resort Inc. (a)	1	46
Monro Inc. (a)	3	178
Motorcar Parts of America Inc. (a)	2	44
Movado Group Inc.	1	35
Murphy USA Inc.	4	490
Nathan's Famous Inc. (a)	1	43
National Vision Holdings, Inc. (a)	3	148
Nautilus, Inc. (a)	3	57
New Home Co. Inc. (a)	1	5
Newell Brands Inc.	33	893
NIKE, Inc. - Class B	31	4,720
Norwegian Cruise Line Holdings Ltd. (a)	21	615
NVR, Inc. (a)	—	950
Obh Inc. - Class A (a)	—	9
Obh Inc. - Class B (a)	—	18
Office Depot, Inc. (a)	6	268

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Ollie's Bargain Outlet Holdings Inc. (a)	5	422
O'Reilly Automotive, Inc. (a)	3	1,489
Oxford Industries Inc.	1	142
Papa John's International Inc. (a)	2	221
Peloton Interactive, Inc. - Class A (a)	5	650
Penn National Gaming Inc. (a)	6	494
Penske Automotive Group, Inc.	8	573
Perdoceo Education Corporation (a)	9	112
PetMed Express Inc. (a)	2	73
Planet Fitness, Inc. - Class A (a)	5	378
Playa Hotels & Resorts N.V. (a)	4	31
Polaris Industries Inc.	4	585
Pool Corporation (a)	2	727
Potbelly Corporation (a)	2	16
PROG Holdings, Inc.	6	277
Pulte Homes Inc.	22	1,219
PVH Corp. (a)	5	515
Quotient Technology Inc. (a)	7	79
Qurate Retail, Inc. - Series A (a)	37	480
Ralph Lauren Corp. - Class A	4	447
Red Robin Gourmet Burgers, Inc. (a)	1	48
Red Rock Resorts, Inc. - Class A (a)	6	240
Regis Corp. (a)	4	38
Rent-A-Center, Inc. (a)	6	295
RH (a)	1	822
Rocky Brands Inc. (a)	1	34
Ross Stores Inc. (a)	7	892
Royal Caribbean Cruises Ltd.	8	691
Ruth's Hospitality Group Inc. (a)	5	110
Sally Beauty Holdings, Inc. (a)	6	127
Scientific Games Corporation (a)	6	470
Seaworld Entertainment, Inc. (a)	6	291
Service Corp. International	15	805
Shake Shack Inc. - Class A (a)	3	268
Shoe Carnival Inc. (a)	2	124
Shutterstock Inc.	2	238
Signet Jewelers Limited (a)	9	703
Skechers U.S.A. Inc. - Class A (a)	11	573
Skyline Corp. (a)	3	169
Sleep Number Corporation (a)	1	155
Smith & Wesson Brands, Inc. (a) (b)	6	221
Sonic Automotive, Inc. - Class A	3	138
Sonos, Inc. (a)	3	91
Sportsman's Warehouse Holdings, Inc. (a)	3	56
Stamps.com Inc. (a)	1	193
Standard Motor Products Inc.	2	104
Starbucks Corporation (a)	27	3,071
Steven Madden Ltd. (a)	6	278
Stitch Fix, Inc. - Class A (a)	1	53
Stoneridge, Inc. (a)	3	91
Strategic Education, Inc. (a)	1	104
Strattec Security Corp. (a)	—	10
Stride, Inc. (a)	5	147
Superior Industries International Inc. (a)	2	16
Superior Uniform Group Inc. (a)	1	24
Tapestry Inc. (a)	21	902
Target Corporation	20	4,917
Taylor Morrison Home II Corporation - Class A (a)	11	304
Tempur Sealy International, Inc.	13	524
Tenneco Inc. - Class A (a)	8	150
Terminix Global Hldgs Inc. (a)	9	443
Tesla Inc. (a)	9	6,136
Texas Roadhouse Inc. - Class A (a)	5	461
The Aaron's Company, Inc.	3	92
The Goodyear Tire & Rubber Company (a)	25	425
The Home Depot, Inc.	25	7,864
The Wendy's Company	18	429
Thor Industries Inc.	4	454
Tilly's Inc. - Class A (a)	1	18
TJX Cos. Inc.	26	1,737
Toll Brothers Inc.	11	609
TopBuild Corp. (a)	4	704
Tractor Supply Co. (a)	6	1,144
TRI Pointe Homes, Inc. (a)	8	164
Tupperware Brands Corp. (a)	4	92
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3	925
Under Armour Inc. - Class A (a)	11	236
Under Armour Inc. - Class C (a)	9	163
Unifi Inc. (a)	2	52
Universal Electronics Inc. (a)	1	41
Universal Technical Institute Inc. (a)	2	11
Urban Outfitters Inc. (a)	7	298
Vail Resorts, Inc. (a)	2	621
Veoneer, Inc. (a) (b)	6	146
Vera Bradley, Inc. (a)	3	39
VF Corp.	12	956
Vista Outdoor Inc. (a)	6	281
Visteon Corporation (a)	2	246
VOXX International Corporation - Class A (a)	2	27
Wayfair Inc. - Class A (a)	2	690
Weyco Group Inc. (a)	1	21
Whirlpool Corporation	5	1,166
Williams-Sonoma Inc.	7	1,172
Wingstop Inc. (a)	1	236
Winmark Corp. (a)	—	48
Winnebago Industries Inc.	2	148
Wolverine World Wide, Inc.	3	96
WW International, Inc. (a)	3	99
Wyndham Destinations, Inc.	7	389
Wyndham Hotels & Resorts, Inc.	4	321
Wynn Resorts Ltd. (a)	3	382
YETI Holdings, Inc. (a)	4	333
Yum! Brands, Inc.	8	918
Zovio Inc. (a)	4	11
Zumiez Inc. (a)	2	109
		187,534
Health Care 12.3%
10X Genomics, Inc. (a)	1	277
Abbott Laboratories	44	5,101
AbbVie Inc.	69	7,761
ABIOMED, Inc. (a)	1	452
Acadia Healthcare Company, Inc. (a)	8	525
ACADIA Pharmaceuticals Inc. (a)	5	127
Acceleron Pharma Inc. (a)	2	257
Accuray Incorporated (a)	6	26
Adaptive Biotechnologies Corporation (a)	4	144
Addus HomeCare Corporation (a)	1	97
Adverum Biotechnologies, Inc. (a)	10	35
Agilent Technologies, Inc.	8	1,168
Agios Pharmaceuticals, Inc. (a)	1	59
Akebia Therapeutics, Inc. (a)	12	44
Alexion Pharmaceuticals Inc. (a)	8	1,490
Align Technology Inc. (a)	2	1,026
Alkermes Public Limited Company (a)	9	222
Allakos Inc. (a)	—	34
Allscripts Healthcare Solutions, Inc. (a)	13	239
Alnylam Pharmaceuticals, Inc. (a)	1	252
Amedisys, Inc. (a)	2	540
AmerisourceBergen Corp.	7	752
Amgen Inc. (a)	21	5,065
AMN Healthcare Services, Inc. (a)	4	360
Amphastar Pharmaceuticals, Inc. (a)	4	85
Anaptysbio, Inc. (a)	2	52
AngioDynamics, Inc. (a)	4	121
ANI Pharmaceuticals, Inc. (a)	1	28
Anika Therapeutics, Inc. (a)	1	64
Anthem Inc.	9	3,347
Ardelyx, Inc. (a)	1	6
Arena Pharmaceuticals, Inc. (a)	4	280
Arrowhead Pharmaceuticals Inc (a)	3	270
Atara Biotherapeutics, Inc. (a)	4	64
AtriCure, Inc. (a)	2	137
Atrion Corporation (a)	—	101
Avanos Medical, Inc. (a)	5	165
Avantor, Inc. (a)	30	1,058
Baxter International Inc.	22	1,805
Becton, Dickinson and Company	5	1,275
Biogen Inc. (a)	9	3,000
BioMarin Pharmaceutical Inc. (a)	7	592

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Bio-Rad Laboratories, Inc. - Class A (a)	1	718
Bio-Techne Corporation (a)	1	533
Bluebird Bio, Inc. (a)	4	123
Blueprint Medicines Corporation (a)	1	79
Boston Scientific Corporation (a)	25	1,076
Bridgebio Pharma, Inc. (a)	2	117
Bristol-Myers Squibb Company	61	4,070
Brookdale Senior Living Inc. (a)	30	236
Bruker Corp. (a)	10	757
Cardinal Health, Inc.	22	1,270
Catalent Inc. (a)	6	620
Centene Corporation (a)	22	1,606
Cerner Corp. (a)	16	1,284
Change Healthcare Inc. (a)	12	266
Charles River Laboratories International Inc. (a)	3	1,235
Chemed Corporation	1	569
Chimerix, Inc. (a)	5	41
Cigna Holding Company	12	2,942
Community Health Systems Inc. (a)	12	182
Computer Programs & Systems Inc. (a)	1	25
Concert Pharmaceuticals Inc. (a)	—	2
Conmed Corp. (a)	2	280
Cooper Cos. Inc.	2	748
Corcept Therapeutics Inc. (a)	9	195
Corvel Corp. (a)	1	171
Covetrus, Inc. (a)	8	209
CRISPR Therapeutics AG (a)	3	462
Cross Country Healthcare Inc. (a)	2	39
CryoLife Inc. (a)	3	79
Cumberland Pharmaceuticals Inc. (a)	1	3
CVS Health Corporation	59	4,933
Danaher Corporation	13	3,581
DaVita Inc. (a)	9	1,039
Denali Therapeutics Inc. (a)	5	375
Dentsply Sirona Inc.	9	585
DexCom Inc. (a)	1	597
Eagle Pharmaceuticals Inc. (a)	1	57
Editas Medicine, Inc. (a)	2	101
Edwards Lifesciences Corporation (a)	10	1,075
Elanco Animal Health (a)	22	753
Eli Lilly & Co.	27	6,108
Emergent BioSolutions Inc. (a)	4	256
Enanta Pharmaceuticals, Inc. (a)	2	70
Encompass Health Corporation	8	614
Endo International Public Limited Company (a)	23	109
Envista Holdings Corporation (a)	12	524
Enzo Biochem Inc. (a)	4	11
Epizyme, Inc. (a)	5	40
Evolent Health, Inc. - Class A (a)	6	126
Exact Sciences Corporation (a)	3	393
Exelixis, Inc. (a)	21	384
Fate Therapeutics, Inc. (a)	2	134
FibroGen, Inc. (a)	1	40
Five Star Senior Living Inc. (a)	—	—
G1 Therapeutics, Inc. (a)	4	77
Gilead Sciences, Inc. (a)	35	2,394
Glaukos Corp. (a)	1	53
Global Blood Therapeutics, Inc. (a)	4	131
Globus Medical Inc. - Class A (a)	6	436
Guardant Health, Inc. (a)	4	464
Haemonetics Corp. (a)	3	232
Halozyme Therapeutics, Inc. (a)	1	47
Hanger, Inc. (a)	3	70
Harvard Bioscience Inc. (a)	2	13
HCA Healthcare, Inc.	7	1,370
Healthcare Services Group Inc. (a)	5	159
HealthEquity, Inc. (a)	5	379
Healthstream, Inc. (a)	2	59
Henry Schein Inc. (a)	7	512
Heron Therapeutics, Inc. (a)	2	33
Heska Corporation (a)	—	37
Hill-Rom Holdings Inc.	5	571
Hologic Inc. (a)	12	822
Horizon Therapeutics Public Limited Company (a)	10	934
Humana Inc.	5	2,029
ICU Medical, Inc. (a)	1	227
IDEXX Laboratories, Inc. (a)	3	2,045
Illumina, Inc. (a)	2	1,180
Incyte Corporation (a)	5	415
Innoviva, Inc. (a)	12	160
Inogen, Inc. (a)	1	78
Inovalon Holdings, Inc. - Class A (a)	4	139
Insulet Corporation (a)	1	314
Integer Holdings Corporation (a)	3	273
Integra LifeSciences Holdings Corp. (a)	5	350
Intellia Therapeutics, Inc. (a)	3	471
Intra-Cellular Therapies, Inc. (a)	4	164
Intuitive Surgical, Inc. (a)	2	1,667
Invacare Corp. (a)	4	31
Ionis Pharmaceuticals Inc. (a)	5	207
IQVIA Inc. (a)	8	1,959
iRhythm Technologies Inc. (a)	1	35
Ironwood Pharmaceuticals, Inc. - Class A (a)	9	118
Jazz Pharmaceuticals Public Limited Company (a)	4	673
Johnson & Johnson	76	12,557
Kura Oncology, Inc. (a)	3	54
Laboratory Corporation of America Holdings (a)	7	1,856
Lannett Co. Inc. (a)	3	14
Lantheus Holdings Inc. (a)	5	137
LeMaitre Vascular Inc. (a)	2	98
Lensar, Inc. (a)	—	4
LHC Group, Inc. (a)	3	504
Ligand Pharmaceuticals Incorporated (a)	1	164
LivaNova PLC (a)	4	297
Luminex Corporation (a)	3	104
Lumos Pharma, Inc. (a)	—	2
MacroGenics Inc. (a)	3	85
Madrigal Pharmaceuticals Inc. (a)	—	47
Magellan Health Services Inc. (a)	3	315
Masimo Corp. (a)	2	544
McKesson Corporation	6	1,190
Mednax, Inc. (a)	7	205
Medpace Holdings, Inc. (a)	3	505
Medtronic Public Limited Company	23	2,884
Merck & Co., Inc.	75	5,829
Meridian Bioscience Inc. (a)	4	96
Merit Medical Systems Inc. (a)	4	230
Mettler-Toledo International Inc. (a)	1	1,312
Mirati Therapeutics, Inc. (a)	2	248
Moderna, Inc. (a)	3	690
ModivCare Inc. (a)	2	267
Molina Healthcare, Inc. (a)	4	1,050
Myriad Genetics, Inc. (a)	6	173
Natera, Inc. (a)	2	224
National Healthcare Corp.	2	137
National Research Corp. (a)	1	32
Natus Medical Inc. (a)	3	77
Nektar Therapeutics (a)	6	102
Neogen Corp. (a)	7	308
Neogenomics Laboratories, Inc. (a)	3	142
Neurocrine Biosciences, Inc. (a)	2	227
Nevro Corp. (a)	1	113
Nextgen Healthcare Inc. (a)	7	122
Novavax, Inc. (a)	2	447
Novocure Limited (a)	2	440
NuVasive Inc. (a)	4	258
Omnicell, Inc. (a)	2	368
OPKO Health, Inc. (a)	34	139
Orasure Technologies, Inc. (a)	4	42
Organon & Co. (a)	7	227
Orthofix Medical Inc. (a)	3	129
Otonomy, Inc. (a)	2	5
Owens & Minor Inc.	7	290
Pacira Biosciences, Inc. (a)	1	61
Patterson Cos. Inc. (a)	8	253
PDL BioPharma, Inc. (a) (c)	6	14
Penumbra, Inc. (a)	1	237
PerkinElmer Inc.	6	949
Perrigo Company Public Limited Company	9	405
PetIQ, Inc. - Class A (a) (b)	2	61

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Pfizer Inc.	137	5,362
Phibro Animal Health Corporation - Class A (a)	2	46
PRA Health Sciences, Inc. (a)	5	840
Premier Healthcare Solutions, Inc. - Class A	9	322
Prestige Consumer Healthcare Inc. (a)	5	273
Prothena Corporation Public Limited Company (a)	4	218
Psychemedics Corp. (a)	1	4
Quest Diagnostics Incorporated	10	1,254
Quidel Corporation (a)	3	372
R1 RCM Inc. (a)	11	242
RadNet Inc. (a)	4	127
Regeneron Pharmaceuticals, Inc. (a)	2	1,334
Regenxbio Inc. (a)	3	133
Repligen Corporation (a)	2	350
ResMed Inc.	5	1,207
Rhythm Pharmaceuticals, Inc. (a)	1	10
Rocket Pharmaceuticals, Ltd. (a)	3	151
Sage Therapeutics Inc. (a)	1	74
Sangamo Therapeutics Inc. (a)	13	153
Sarepta Therapeutics, Inc. (a)	2	178
Seagen Inc. (a)	2	393
SeaSpine Holdings Corporation (a)	1	13
Select Medical Holdings Corporation	13	550
Spectrum Pharmaceuticals, Inc. (a)	3	10
Staar Surgical Co. (a)	1	157
Steris Limited	6	1,251
Stryker Corporation	6	1,513
Supernus Pharmaceuticals Inc. (a)	5	141
Surgalign Holdings, Inc. (a)	4	5
SurModics Inc. (a)	1	77
Symbion, Inc. (a)	3	223
Syneos Health, Inc. - Class A (a)	8	751
Tandem Diabetes Care Inc. (a)	2	158
Taro Pharmaceutical Industries Ltd (a)	3	214
Teladoc Health, Inc. (a)	4	624
Teleflex Incorporated	2	656
Tenet Healthcare Corporation (a)	6	421
The Ensign Group, Inc. (a)	5	468
The Pennant Group, Inc. (a)	3	111
Thermo Fisher Scientific Inc.	11	5,443
Travere Therapeutics, Inc. (a)	4	60
Triple-S Management Corp. - Class B (a)	2	48
U. S. Physical Therapy, Inc.	1	130
Ultragenyx Pharmaceutical Inc. (a)	3	242
United Therapeutics Corporation (a)	3	611
UnitedHealth Group Incorporated	28	11,307
Universal Health Services Inc. - Class B	6	860
Utah Medical Products Inc. (a)	—	17
Vanda Pharmaceuticals Inc. (a)	5	103
Varex Imaging Corporation (a)	6	160
Veeva Systems Inc. - Class A (a)	2	635
Veracyte, Inc. (a)	1	31
Vertex Pharmaceuticals Incorporated (a)	5	978
Viatris, Inc.	45	638
Waters Corp. (a)	3	1,139
West Pharmaceutical Services Inc.	2	855
Xencor, Inc. (a)	4	149
Zimmer Biomet Holdings, Inc.	6	969
Zoetis Inc. - Class A	15	2,798
Zogenix, Inc. (a)	4	71
		186,573
Industrials 12.3%
3M Company	24	4,791
AAON, Inc. (a)	3	187
AAR Corp. (a)	4	169
ABM Industries Incorporated	5	207
Acacia Research Corporation (a)	2	12
ACCO Brands Corporation	11	99
Acuity Brands, Inc.	3	586
ADT, Inc.	30	325
Advanced Drainage Systems, Inc.	7	778
AECOM (a)	11	677
Aerojet Rocketdyne Holdings, Inc. (a)	6	281
AeroVironment, Inc. (a)	1	138
AGCO Corp.	6	800
Air Lease Corporation - Class A	14	565
Air Transport Services Group, Inc. (a)	7	162
Alamo Group Inc.	1	124
Alaska Air Group Inc. (a)	11	640
Albany International Corp. - Class A	2	182
Allegiant Travel Company (a)	1	110
Allegion Public Limited Company	6	837
Allied Motion Technologies Inc. (a)	2	64
Allison Systems, Inc.	11	451
AMERCO (a)	2	1,044
Ameresco, Inc. - Class A (a)	1	72
American Airlines Group Inc. (a)	34	719
American Woodmark Corporation (a)	1	98
AMETEK, Inc.	9	1,180
AO Smith Corp.	10	717
APi Group Corporation (a)	14	293
Apogee Enterprises, Inc. (a)	4	143
Applied Industrial Technologies, Inc.	3	263
Arcbest Corporation (a)	3	162
Arcosa, Inc.	4	224
Argan, Inc.	2	79
Armstrong Flooring, Inc. (a)	3	18
Armstrong World Industries, Inc.	3	347
ASGN Incorporated (a)	5	477
Astec Industries, Inc. (a)	2	105
Astronics Corporation (a)	2	39
Astronics Corporation - Class B (a)	1	24
Atkore Inc. (a)	4	311
Atlas Air Worldwide Holdings, Inc. (a)	3	193
Avis Budget Group, Inc. (a)	5	373
Axone Intelligence Inc. (a)	3	466
AZZ Inc.	3	135
Barnes Group Inc.	5	234
Barrett Business Services, Inc. (a)	1	85
Beacon Roofing Supply, Inc. (a)	7	385
Boise Cascade Company	5	265
Brady Corp. - Class A	4	231
Brink's Co.	3	215
Builders FirstSource, Inc. (a)	24	1,044
BWXT Government Group, Inc.	7	399
C.H. Robinson Worldwide, Inc. (a)	8	744
CAI International Inc.	1	52
Carlisle Cos. Inc.	5	886
Carrier Global Corporation	40	1,943
Casella Waste Systems Inc. - Class A (a)	3	184
Caterpillar Inc.	16	3,530
CBIZ Inc. (a)	5	158
Ceco Environmental Corp. (a)	3	23
Chart Industries, Inc. (a)	3	496
Cimpress Public Limited Company (a)	2	193
Cintas Corp. (a)	4	1,703
CIRCOR International, Inc. (a)	2	52
Civeo Corporation (a)	1	12
Clean Harbors Inc. (a)	5	481
Colfax Corp. (a)	10	458
Columbus Mckinnon Corp. (a)	2	116
Comfort Systems USA Inc.	3	208
Commercial Vehicle Group Inc. (a)	5	48
Construction Partners, Inc. - Class A (a)	3	108
Copart Inc. (a)	9	1,179
Costamare Inc.	8	94
CoStar Group, Inc. (a)	8	666
Covanta Holding Corporation	11	202
Covenant Transportation Group, Inc. - Class A (a)	2	46
CRA International, Inc. (a)	1	92
Crane Co.	5	426
CSW Industrials Inc. (a)	2	240
CSX Corp. (a)	76	2,431
Cummins Inc.	8	2,060
Curtiss-Wright Corp.	4	523
Deere & Company	9	3,127
Delta Air Lines, Inc. (a)	8	358
Deluxe Corp.	5	223
Donaldson Co. Inc.	11	689

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Douglas Dynamics, Inc.	3	115
Dover Corporation	7	998
Ducommun Inc. (a)	1	71
DXP Enterprises Inc. (a)	2	60
Dycom Industries, Inc. (a)	3	222
Eagle Bulk Shipping Inc. (a)	—	16
Eaton Corporation Public Limited Company	11	1,681
Echo Global Logistics, Inc. (a)	3	100
EMCOR Group, Inc.	6	792
Emerson Electric Co.	16	1,587
Encore Wire Corp. (a)	2	162
Enerpac Tool Group Corp. - Class A	5	129
EnerSys	3	317
Eneti Inc.	1	19
Ennis Inc.	3	70
EnPro Industries, Inc.	2	208
Equifax Inc.	5	1,104
ESCO Technologies Inc.	2	183
Evoqua Water Technologies Corp. (a)	6	191
ExOne Co. (a) (b)	1	28
Expeditors International of Washington Inc. (a)	12	1,461
Exponent, Inc. (a)	3	280
Fastenal Co. (a)	27	1,406
Federal Signal Corporation	4	149
FedEx Corporation	8	2,320
Flowserve Corporation	9	359
Fluor Corp. (a)	8	137
Forrester Research Inc. (a)	2	77
Fortive Corporation	12	849
Fortune Brands Home & Security, Inc.	11	1,138
Forward Air Corp. (a)	2	215
Franklin Covey Co. (a)	1	35
Franklin Electric Co. Inc. (a)	4	287
FreightCar America Inc. (a) (b)	1	6
FTI Consulting Inc. (a)	3	405
FuelCell Energy, Inc. (a)	13	112
Gates Industrial Corporation PLC (a)	3	45
GATX Corporation	3	251
Genco Shipping & Trading Limited	1	14
Gencor Industries Inc. (a)	1	7
Generac Holdings Inc. (a)	3	1,057
General Dynamics Corporation	14	2,653
General Electric Company	153	2,060
Gibraltar Industries Inc. (a)	2	122
Global Industrial Company	3	117
GMS Inc. (a)	4	206
Gorman-Rupp Co.	2	84
GP Strategies Corporation (a)	2	31
Graco Inc.	11	832
GrafTech International Ltd.	12	142
Graham Corp.	—	6
Granite Construction Incorporated	5	217
Great Lakes Dredge & Dock Corp. (a)	7	107
Greenbrier Cos. Inc.	3	126
Griffon Corporation	5	122
H&E Equipment Services, Inc. (a)	3	116
Harsco Corporation (a)	8	158
Hawaiian Holdings, Inc. (a)	5	128
Heartland Express Inc. (a)	9	161
HEICO Corp.	2	327
HEICO Corp. - Class A	4	460
Heidrick & Struggles International Inc. (a)	2	97
Helios Technologies, Inc. (a)	2	169
Herc Holdings Inc. (a)	4	408
Heritage-Crystal Clean, LLC (a)	1	30
Herman Miller Inc. (a)	6	263
Hexcel Corp. (a)	8	499
Hill International Inc. (a)	4	10
Hillenbrand Inc.	5	240
HNI Corp.	4	172
Honeywell International Inc. (a)	18	3,996
Howmet Aerospace Inc. (a)	17	577
HUB Group Inc. - Class A (a)	3	203
Hubbell Inc.	5	958
Hudson Global, Inc. (a)	—	1
Huntington Ingalls Industries Inc.	4	771
Hurco Cos. Inc. (a)	—	11
Huron Consulting Group Inc. (a)	2	110
Hyster-Yale Materials Handling Inc. - Class A	1	82
IAA Spinco Inc. (a)	9	506
ICF International, Inc. (a)	2	181
IDEX Corporation	3	681
IES Holdings, Inc. (a)	2	106
IHS Markit Ltd.	9	958
Illinois Tool Works Inc.	10	2,161
Ingersoll Rand Inc. (a)	17	817
Insperity, Inc.	2	198
Insteel Industries, Inc.	2	67
Interface Inc. - Class A (a)	8	127
ITT Industries Holdings, Inc.	7	645
Jacobs Engineering Group Inc.	5	647
JB Hunt Transport Services Inc. (a)	7	1,174
JELD-WEN Holding, Inc. (a)	9	224
JetBlue Airways Corporation (a)	28	462
John Bean Technologies Corp.	2	335
Johnson Controls International Public Limited Company	20	1,381
Kadant Inc.	1	185
Kaman Corp.	3	142
Kansas City Southern	4	1,232
KAR Auction Services, Inc. (a)	12	208
Kelly Services Inc. - Class A (a)	4	86
Kennametal Inc.	8	289
Kforce Inc. (a)	3	169
Kimball International Inc. - Class B (a)	4	57
Kirby Corp. (a)	5	279
Knight-Swift Transportation Holdings Inc. - Class A	13	610
Knoll Inc.	8	205
Korn Ferry	5	378
Kratos Defense & Security Solutions, Inc. (a)	8	214
L3Harris Technologies, Inc.	5	1,186
Landstar System Inc. (a)	3	528
Lawson Products Inc. (a)	—	24
LB Foster Co. (a)	1	19
Lennox International Inc.	2	812
Lincoln Electric Holdings Inc. (a)	4	573
Lindsay Corp.	1	130
Lockheed Martin Corporation	9	3,487
LSI Industries Inc. (a)	1	9
Lydall Inc. (a)	2	110
Macquarie Infrastructure Corporation (a)	5	190
Manitowoc Co. Inc. (a)	4	88
ManpowerGroup Inc.	5	654
Marten Transport Ltd. (a)	11	177
Masco Corporation	10	564
Masonite International Corporation (a)	2	268
MasTec Inc. (a)	8	846
Matson Intermodal - Paragon, Inc.	5	314
Matthews International Corp. - Class A (a)	3	123
Maxar Technologies Inc.	2	66
McGrath RentCorp (a)	2	173
Mercury Systems Inc. (a)	3	201
Meritor, Inc. (a)	9	200
Middleby Corp. (a)	4	669
Miller Industries Inc.	1	50
Mistras Group, Inc. (a)	3	25
Moog Inc. - Class A	3	229
MRC Global Inc. (a)	10	90
MSA Safety Inc.	2	329
MSC Industrial Direct Co. - Class A	4	361
Mueller Industries Inc.	5	234
Mueller Water Products Inc. - Class A	10	148
MYR Group Inc. (a)	2	144
National Presto Industries Inc.	1	63
Navistar International Corporation (a)	9	394
Nielsen Holdings plc	26	646
NL Industries Inc.	1	6
NN Inc. (a)	3	21
Nordson Corp. (a)	4	772
Norfolk Southern Corporation	8	2,105

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Northrop Grumman Systems Corp.	6	2,085
Northwest Pipe Co. (a)	1	28
Now, Inc. (a)	13	125
NV5 Global, Inc. (a)	1	130
Nvent Electric Public Limited Company	13	398
Old Dominion Freight Line Inc. (a)	5	1,322
Orion Group Holdings, Inc. (a)	2	9
Oshkosh Corp.	6	788
Otis Worldwide Corporation	13	1,048
Owens Corning Inc.	8	766
PACCAR Inc.	16	1,472
PAM Transportation Services Inc. (a)	—	16
Parker-Hannifin Corporation	6	1,972
Park-Ohio Holdings Corp. (a)	1	41
Parsons Corporation (a)	6	229
Patrick Industries, Inc. (a)	3	189
Pentair Public Limited Company	13	849
PGT Innovations, Inc. (a)	6	133
Pitney Bowes Inc.	16	136
Plug Power Inc. (a)	9	321
Powell Industries Inc. (a)	1	33
Preformed Line Products Co. (a)	—	14
Primoris Services Corporation (a)	6	167
Proto Labs Inc. (a)	2	162
Quad/Graphics Inc. - Class A (a)	4	18
Quanex Building Products Corp.	4	90
Quanta Services, Inc.	12	1,089
Radiant Logistics, Inc. (a)	3	23
Raven Industries Inc. (a)	2	141
Raytheon BBN Technologies Corp.	37	3,139
RBC Bearings Incorporated (a)	1	286
Regal-Beloit Corp.	4	508
Republic Services Inc.	12	1,355
Resideo Technologies, Inc. (a)	13	393
Resources Connection, Inc. (a)	4	63
REV Group Inc.	7	102
Rexnord Corporation	12	593
Robert Half International Inc.	10	892
Rockwell Automation Inc.	5	1,341
Rollins Inc.	14	464
Roper Technologies, Inc.	3	1,268
Rush Enterprises Inc. - Class A (a)	3	146
Ryder System, Inc.	6	453
Saia, Inc. (a)	3	552
Schneider National, Inc. - Class B	3	75
Sensata Technologies Holding PLC (a)	12	693
Shyft Group, Inc. (a)	3	106
SIFCO Industries Inc. (a)	—	1
Simpson Manufacturing Co. Inc.	3	338
SiteOne Landscape Supply, Inc. (a)	2	421
SkyWest Inc. (a)	5	213
Snap-On Inc.	4	925
Southwest Airlines Co. (a)	20	1,046
SP Plus Corporation (a)	2	64
Spirit Aerosystems Holdings Inc. - Class A	7	337
Spirit Airlines Inc. (a)	9	277
SPX Corp. (a)	4	259
SPX Flow, Inc.	4	260
Standex International Corp.	1	97
Stanley Black & Decker, Inc.	6	1,295
Steelcase Inc. - Class A	9	140
Stericycle Inc. (a)	6	444
Sterling Construction Co. Inc. (a)	3	66
SunRun Inc. (a)	15	835
Team, Inc. (a)	3	20
Teledyne Technologies Inc. (a)	3	1,235
Tennant Co.	2	132
Terex Corp.	5	250
Tetra Tech, Inc. (a)	4	497
Textainer Group Holdings Limited (a)	5	173
Textron Inc.	15	1,002
The Boeing Company (a)	13	3,037
Thermon Group Holdings, Inc. (a)	3	46
Timken Co.	8	624
Titan International, Inc. (a)	6	52
Titan Machinery Inc. (a)	1	40
Toro Co.	7	721
TPI Composites, Inc. (a)	2	92
Trane Technologies Public Limited Company	9	1,646
TransDigm Group Inc. (a)	2	1,131
TransUnion	8	837
Trex Company, Inc. (a)	8	779
TriMas Corp. (a)	5	139
TriNet Group Inc. (a)	6	407
Trinity Industries Inc.	9	230
Triton Container International Limited	7	376
TrueBlue, Inc. (a)	6	163
Tutor Perini Corp. (a)	8	107
Twin Disc Inc. (a)	1	17
Uber Technologies, Inc. (a)	11	568
UFP Industries, Inc. (a)	5	362
Ultralife Corp. (a)	—	2
UniFirst Corp.	1	231
Union Pacific Corporation	27	6,004
United Airlines Holdings, Inc. (a)	13	654
United Parcel Service Inc. - Class B	22	4,547
United Rentals Inc. (a)	6	1,828
Univar Solutions Inc. (a)	14	336
Universal Logistics Holdings, Inc. (a)	2	53
US Ecology Parent, Inc. (a)	3	105
USA Truck Inc. (a)	1	18
Valmont Industries Inc.	2	394
Vectrus, Inc. (a)	1	60
Verisk Analytics, Inc. (a)	5	896
Veritiv Corp. (a)	2	103
Viad Corp (a)	2	107
Vicor Corp. (a)	1	148
Vidler Water Resources, Inc. (a)	3	44
Virgin Galactic Holdings, Inc. - Class A (a)	5	243
VSE Corp. (a)	1	59
W. W. Grainger, Inc.	2	952
Wabash National Corp.	7	118
Wabtec Corp.	8	692
Waste Management, Inc.	14	1,933
Watsco Inc.	2	642
Watts Water Technologies Inc. - Class A	2	314
Welbilt Inc. (a)	9	210
Werner Enterprises Inc. (a)	7	319
WESCO International, Inc. (a)	6	588
Willdan Group, Inc. (a)	1	37
WillScot Mobile Mini Holdings Corp. - Class A (a)	23	641
Woodward Governor Co. (a)	4	541
XPO Logistics, Inc. (a)	8	1,180
Xylem Inc.	6	732
Yellow Corp. (a)	4	24
		186,142
Communication Services 9.0%
Activision Blizzard, Inc. (a)	19	1,778
Alaska Communications Systems Group, Inc. (a)	3	10
Alphabet Inc. - Class A (a)	7	17,981
Alphabet Inc. - Class C (a)	7	17,943
Altice USA, Inc. - Class A (a)	13	458
AMC Networks, Inc. - Class A (a)	4	290
ANGI Homeservices Inc. - Class A (a)	7	100
Anterix Inc. (a)	1	90
AT&T Inc. (a)	306	8,806
ATN International Limited (a)	3	117
Audacy, Inc. - Class A (a)	15	66
Bandwidth Inc. - Class A (a)	1	105
Booking Holdings Inc. (a)	—	794
Cable One, Inc.	—	627
Cargurus Inc. - Class A (a)	3	80
Cars.com Inc. (a)	9	130
Charter Communications, Inc. - Class A (a)	4	3,166
Cincinnati Bell Inc. (a)	4	69
Cinemark Holdings, Inc. (a)	9	204
Cogent Communications Group, Inc. (a)	3	259
Comcast Corporation - Class A (a)	146	8,317
comScore, Inc. (a)	7	34
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Consolidated Communications Holdings Inc. (a)	13	115
Dallasnews Corp - Series A (a)	1	5
DHI Group, Inc. (a)	—	1
Discovery, Inc. - Series A (a) (b)	12	378
Discovery, Inc. - Series C (a)	20	592
Dish Network Corporation - Class A (a)	15	608
Electronic Arts Inc.	7	1,039
Emerald Holding, Inc. (a)	11	58
Entravision Communications Corporation - Class A	6	37
EW Scripps Co. - Class A (a)	8	158
Expedia Group, Inc. (a)	2	298
Facebook, Inc. - Class A (a)	60	20,819
Fox Corporation - Class A (a)	15	542
Fox Corporation - Class B (a)	11	393
Gannett Media Corp. (a)	17	93
Gray Television, Inc.	11	268
IDT Corp. - Class B (a)	3	103
iHeartMedia, Inc. - Class A (a)	8	226
Interpublic Group of Cos. Inc.	30	961
Iridium Communications Inc. (a)	11	427
John Wiley & Sons Inc. - Class A	4	213
John Wiley & Sons Inc. - Class B	—	6
Liberty Braves Group - Series A (a)	—	10
Liberty Braves Group - Series C (a)	3	79
Liberty Broadband Corp. - Series A (a)	1	204
Liberty Broadband Corp. - Series C (a)	7	1,274
Liberty Latin America Ltd. - Class C (a)	13	178
Liberty Media Corporation - Series A (a)	1	38
Liberty Media Corporation - Series C (a)	14	691
Liberty SiriusXM Group - Series A (a)	6	275
Liberty SiriusXM Group - Series C (a)	10	486
Liberty TripAdvisor Holdings Inc. - Series A (a)	7	30
Lions Gate Entertainment Corp. - Class A (a)	5	93
Lions Gate Entertainment Corp. - Class B (a)	8	155
Live Nation Entertainment, Inc. (a)	9	764
Loral Spacecom Corporation (a)	1	34
Lumen Technologies Inc.	98	1,327
Lyft, Inc. - Class A (a)	6	392
Madison Square Garden Entertainment Corp. - Class A (a)	1	103
Magnite, Inc. (a)	5	157
Marchex, Inc. - Class B (a)	—	—
Marcus Corp. (a) (b)	3	72
Match Group Holdings II, LLC (a)	7	1,167
Match Group, Inc. (a)	1	175
Meredith Corporation (a)	4	166
MSG Networks Inc. - Class A (a)	6	84
National CineMedia, Inc. (a)	5	28
Netflix, Inc. (a)	10	5,288
New York Times Co. - Class A	12	509
News Corporation - Class A (a)	20	518
News Corporation - Class B (a)	11	264
Nexstar Media Group, Inc. - Class A (a)	5	729
Omnicom Group Inc.	16	1,281
ORBCOMM Inc. (a)	6	63
Pinterest, Inc. - Class A (a)	6	458
QuinStreet, Inc. (a)	2	43
Reading International Inc. - Class A (a)	2	13
Roku Inc. - Class A (a)	1	490
Scholastic Corp. (a)	3	133
Shenandoah Telecommunications Company (a)	3	135
Sirius XM Holdings Inc. (a) (b)	53	347
Snap Inc. - Class A (a)	8	574
Spok Holdings, Inc. (a)	2	20
Take-Two Interactive Software Inc. (a)	4	770
TechTarget, Inc. (a)	1	108
TEGNA Inc.	23	429
Telephone & Data Systems Inc.	9	213
T-Mobile USA, Inc. (a)	29	4,229
Townsquare Media Inc. - Class A (a)	2	20
Travelzoo (a)	1	15
TripAdvisor Inc. (a)	7	274
Truecar, Inc. (a)	12	69
Twitter, Inc. (a)	14	985
US Cellular Corp. (a)	2	86
Verizon Communications Inc.	208	11,649
ViacomCBS Inc. - Class A (a) (b)	1	48
ViacomCBS Inc. - Class B (a)	25	1,124
Vimeo Holdings, Inc. (a)	2	90
Vonage Holdings Corp. (a)	11	155
Walt Disney Co.	31	5,530
World Wrestling Entertainment, Inc. - Class A	3	155
Yelp Inc. (a)	5	192
Zedge, Inc. - Class B (a)	1	13
Zillow Group, Inc. - Class A (a)	2	278
Zillow Group, Inc. - Class C (a)	5	597
Zynga Inc. - Class A (a)	68	720
		135,360
Consumer Staples 5.8%
Alico, Inc. (a)	1	29
Altria Group, Inc.	57	2,737
Archer-Daniels-Midland Company	22	1,333
B&G Foods, Inc. (b)	7	240
Beyond Meat, Inc. (a)	1	179
BJ's Wholesale Club Holdings, Inc. (a)	7	338
Boston Beer Co. Inc. - Class A (a)	1	566
Brown-Forman Corp. - Class A	3	222
Brown-Forman Corp. - Class B	12	888
Bunge Limited	12	954
Calavo Growers Inc. (a)	2	105
Cal-Maine Foods Inc. (a)	5	164
Campbell Soup Company	15	705
Casey's General Stores Inc. (a)	3	666
Central Garden & Pet Co. (a)	1	60
Central Garden & Pet Co. - Class A (a)	4	196
Church & Dwight Co. Inc.	10	847
Coca-Cola Consolidated Inc. (a)	1	270
Colgate-Palmolive Co.	19	1,552
ConAgra Brands Inc.	21	766
Constellation Brands, Inc. - Class A	6	1,355
Costco Wholesale Corporation (a)	12	4,685
Coty Inc. - Class A (a)	54	509
Darling Ingredients Inc. (a)	17	1,161
Del Monte Fresh Produce Company	5	179
Dollar General Corporation	9	1,910
E.L.F. Beauty, Inc. (a)	4	106
Edgewell Personal Care Colombia S A S	4	164
Energizer Holdings, Inc.	4	191
Estee Lauder Cos. Inc. - Class A	6	1,958
Farmer Bros. Co. (a)	2	20
Flowers Foods Inc.	20	474
Freshpet Inc. (a)	—	81
General Mills, Inc.	28	1,730
Hain Celestial Group Inc. (a)	6	248
Herbalife Nutrition Ltd. (a)	10	511
Hershey Co.	7	1,140
Hormel Foods Corp.	14	650
Hostess Brands, Inc. - Class A (a)	14	224
Ingles Markets Inc. - Class A (a)	2	107
Ingredion Inc.	6	540
Inter Parfums Inc. (a)	3	191
J&J Snack Foods Corp. (a)	1	233
JM Smucker Co.	7	866
John B. Sanfilippo & Son Inc. (a)	1	77
Kellogg Co.	17	1,100
Keurig Dr Pepper Inc. (a)	22	776
Kimberly-Clark Corporation	8	1,098
Kraft Heinz Foods Company (a)	19	794
Lamb Weston Holdings Inc.	7	548
Lancaster Colony Corp. (a)	2	422
Landec Corp. (a)	3	31
Limoneira Co. (a)	1	19
Mannatech Inc. (a)	—	8
McCormick & Co. Inc.	12	1,031
McCormick & Company, Incorporated	1	54
MGPI Processing, Inc. (a)	2	127
Molson Coors Beverage Company - Class B (a)	11	596
Mondelez International, Inc. - Class A (a)	28	1,769
Monster Beverage 1990 Corporation (a)	17	1,540

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
National Beverage Corp. (a)	4	207
Natural Grocers By Vitamin Cottage, Inc.	2	23
Natural Health Trends Corp. (a)	—	1
Nature's Sunshine Products Inc. (a)	1	13
Nu Skin Enterprises, Inc. - Class A	5	267
Oil-Dri Corp. of America	—	14
PepsiCo, Inc. (a)	54	7,943
Performance Food Group, Inc. (a)	10	493
Philip Morris International Inc.	37	3,646
Pilgrim's Pride Corporation (a)	18	389
Post Holdings, Inc. (a)	7	750
PriceSmart Inc. (a)	2	209
Procter & Gamble Co. (a)	65	8,818
Rite Aid Corporation (a)	5	76
Sanderson Farms Inc. (a)	2	336
Seaboard Corp.	—	62
Seneca Foods Corp. - Class A (a)	1	35
SpartanNash Co. (a)	6	107
Spectrum Brands Legacy, Inc.	4	315
Sprouts Farmers Market, Inc. (a)	9	230
Sysco Corp.	20	1,543
The Andersons, Inc. (a)	3	99
The Chefs' Warehouse, Inc. (a)	3	81
The Clorox Company	5	922
The Coca-Cola Company	115	6,220
The Kroger Co.	57	2,189
The Simply Good Foods Company (a)	7	250
Tootsie Roll Industries Inc.	3	112
Treehouse Foods, Inc. (a)	5	216
Tyson Foods Inc. - Class A	16	1,178
United Natural Foods Inc. (a)	6	214
Universal Corp.	3	154
US Foods Holding Corp. (a)	16	598
USANA Health Sciences, Inc. (a)	2	188
Vector Group Ltd.	11	155
Village Super Market Inc. - Class A (a)	1	23
Walgreens Boots Alliance, Inc. (a)	31	1,626
Walmart Inc.	38	5,363
WD-40 Co. (a)	1	169
Weis Markets Inc.	2	104
		87,378
Materials 4.2%
AdvanSix Inc. (a)	4	128
Air Products & Chemicals Inc.	6	1,673
Albemarle Corporation	5	875
Alcoa Corporation (a)	16	576
Allegheny Technologies Incorporated (a)	11	225
Amcor Plc	77	881
American Vanguard Corporation	4	62
Ampco-Pittsburgh Corporation (a)	1	5
AptarGroup, Inc.	5	635
Arconic Corporation (a)	10	371
Ashland Global Holdings Inc.	4	383
Avery Dennison Corp.	5	1,045
Avient Corporation	7	335
Axalta Coating Systems Ltd. (a)	24	725
Balchem Corporation (a)	2	314
Ball Corp.	16	1,308
Berry Global Group, Inc. (a)	15	987
Cabot Corp.	5	284
Carpenter Technology Corp.	5	205
Celanese Corp. - Class A	9	1,311
Century Aluminum Co. (a)	8	109
CF Industries Holdings Inc.	18	917
Chase Corporation	1	95
Clearwater Paper Corporation (a)	2	58
Cleveland-Cliffs Inc. (a) (b)	11	228
Coeur d'Alene Mines Corp. (a)	17	154
Commercial Metals Co.	12	357
Compass Minerals International, Inc.	3	197
Core Molding Technologies Inc. (a)	1	12
Corteva, Inc.	31	1,355
Crown Holdings Inc.	10	1,011
Domtar Corp. (a)	6	340
Dow Inc.	33	2,100
DuPont de Nemours, Inc.	8	639
Eagle Materials Inc. (a)	3	473
Eastman Chemical Co.	7	765
Ecolab Inc.	7	1,506
Element Solutions, Inc.	26	614
Ferro Corporation (a)	7	154
Ferroglobe PLC (a)	13	81
Ferroglobe Rep and Warranty Insurance Trust (a) (c)	10	—
Flotek Industries Inc. (a)	1	3
FMC Corporation	7	714
Forterra, Inc. (a)	4	93
Fortitude Gold Corporation (a)	1	9
Freeport-McMoRan Inc. (a)	64	2,380
FutureFuel Corp.	4	35
GCP Applied Technologies Inc. (a)	4	103
Glatfelter Corporation	4	63
Gold Resource Corporation	4	11
Graphic Packaging Holding Company	29	523
Greif Inc. - Class A	3	189
Greif Inc. - Class B	1	62
H.B. Fuller Company	4	265
Hawkins Inc. (a)	2	63
Haynes International Inc. (a)	2	54
Hecla Mining Co.	43	321
Huntsman Corp.	22	593
Ingevity Corporation (a)	4	317
Innospec Inc. (a)	2	196
International Flavors & Fragrances Inc.	11	1,589
International Paper Company	19	1,180
Intrepid Potash, Inc. (a)	2	66
Kaiser Aluminum Corporation (a)	1	136
Koppers Holdings Inc. (a)	2	75
Kraton Corporation (a)	4	142
Kronos Worldwide, Inc.	9	129
Linde Public Limited Company	11	3,135
Livent Corporation (a)	7	128
Louisiana-Pacific Corp.	8	512
LSB Industries Inc. (a)	3	16
LyondellBasell Industries N.V. - Class A	21	2,147
Martin Marietta Materials Inc.	3	916
Materion Corp.	2	153
Mercer International Inc. (a)	11	140
Minerals Technologies Inc.	3	253
MOS Holdings Inc.	21	660
Myers Industries Inc.	3	73
Neenah Inc.	2	87
NewMarket Corp.	1	334
Newmont Corporation	24	1,520
Nucor Corporation	15	1,408
O-I Glass, Inc. (a)	14	230
Olin Corporation	17	769
Olympic Steel, Inc. (a)	1	31
Packaging Corporation of America	7	929
Park Aerospace Technologies Corp. (a)	2	32
PPG Industries, Inc.	11	1,898
PQ Group Holdings Inc. (a)	4	63
Quaker Chemical Corp.	1	241
Rayonier Advanced Materials Inc. (a)	11	77
Reliance Steel & Aluminum Co.	6	853
Resolute Forest Products Inc. (a)	8	103
Royal Gold Inc. (a)	2	274
RPM International Inc.	9	786
Ryerson Holding Corp. (a)	3	38
Schnitzer Steel Industries Inc. - Class A (a)	3	130
Schweitzer-Mauduit International Inc.	3	109
Scotts Miracle-Gro Co.	4	759
Sealed Air Corporation	9	548
Sensient Technologies Corporation	3	286
Sherwin-Williams Co.	9	2,566
Silgan Holdings Inc. (a)	14	574
Sonoco Products Co.	10	640
Southern Copper Corporation	4	270
Steel Dynamics Inc. (a)	21	1,243

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Stepan Co.	2	272
Summit Materials, Inc. - Class A (a)	10	336
SunCoke Energy, Inc.	8	57
The Chemours Company	15	524
TimkenSteel Corp. (a)	4	64
Trecora Resources (a)	2	16
Tredegar Corp.	3	38
Trinseo S.A.	5	273
Tronox Holdings PLC	10	225
U.S. Concrete, Inc. (a)	2	161
UFP Technologies Inc. (a)	—	17
United States Lime & Minerals Inc. (a)	—	70
United States Steel Corporation	17	412
Universal Stainless & Alloy Products Inc. (a)	1	7
Valvoline, Inc.	15	499
Verso Corporation - Class A	4	64
Vulcan Materials Co.	6	959
W. R. Grace & Co.	5	318
Warrior Met Coal, Inc.	7	126
Westlake Chemical Corporation	6	551
Westrock Company, Inc.	14	731
Worthington Industries Inc.	4	239
		63,694
Energy 3.5%
Adams Resources & Energy, Inc.	—	7
Antero Midstream Corporation	36	375
Antero Resources Corporation (a)	25	370
Apa Corp. (a)	31	676
Arch Resources, Inc. - Class A (a)	3	160
Archrock, Inc.	13	119
Baker Hughes, a GE Company, LLC - Class A	29	656
Berry Corporation (Bry) (a)	5	36
Bonanza Creek Energy, Inc.	1	45
Bristow Group Inc. (a)	1	13
Cabot Oil & Gas Corp.	36	624
Cactus Inc. - Class A	4	141
Callon Petroleum Company (a)	6	340
Centennial Resource Development, LLC - Class A (a)	20	135
ChampionX Corporation (a)	18	455
Cheniere Energy, Inc. (a)	11	921
Chevron Corporation	47	4,875
Cimarex Energy Co.	9	624
Clean Energy Fuels Corp. (a)	22	227
CNX Resources Corporation (a)	19	255
Comstock Resources, Inc. (a)	18	122
ConocoPhillips	52	3,149
CONSOL Mining Corporation (a)	5	86
Continental Resources Inc. (a)	14	529
Core Laboratories N.V.	4	156
CVR Energy, Inc. (a)	9	156
Dawson Geophysical Co. (a)	3	7
Delek US Holdings, Inc. (a)	8	183
Denbury Inc. (a)	4	291
Devon Energy Corporation	56	1,627
DHT Holdings, Inc.	22	145
Diamondback Energy, Inc.	9	889
DMC Global Inc. (a)	2	124
Dorian LPG Ltd. (a)	3	41
Dril-Quip Inc. (a)	4	138
Enlink Midstream, LLC	30	189
EOG Resources, Inc.	25	2,059
EQT Corporation (a)	20	450
Equitrans Midstream Corp.	23	195
Evolution Petroleum Corporation	3	13
Exterran Trinidad LLC (a)	5	24
Exxon Mobil Corporation	103	6,523
Forum Energy Technologies, Inc. (a)	1	13
Frank's International N.V. (a)	22	66
Geospace Technologies Corporation (a)	1	6
Green Plains Renewable Energy Inc. (a)	4	134
Gulf Island Fabrication Inc. (a)	1	4
Halliburton Company	51	1,168
Helix Energy Solutions Group, Inc. (a)	22	124
Helmerich & Payne Inc.	8	267
Hess Corporation	13	1,160
HollyFrontier Corp. (a)	15	487
International Seaways, Inc.	2	38
Kinder Morgan, Inc.	60	1,086
KLX Energy Services Holdings, Inc. (a) (b)	—	4
Kosmos Energy Ltd. (a)	42	144
Laredo Petroleum, Inc. (a)	1	121
Liberty Oilfield Services Inc. - Class A (a)	5	77
Magnolia Oil & Gas Corp. - Class A (a)	8	128
Mammoth Energy Services, Inc. (a)	2	11
Marathon Oil Corporation	56	758
Marathon Petroleum Corporation	27	1,606
Matador Resources Co.	9	317
Matrix Service Co. (a)	3	34
Murphy Oil Corporation	12	280
Nabors Industries Ltd (a)	1	98
NACCO Industries Inc. - Class A	—	13
Natural Gas Services Group, Inc. (a)	2	17
New Fortress Energy Inc. - Class A (a) (b)	3	125
Newpark Resources Inc. (a)	10	36
NexTier Oilfield Solutions Inc. (a)	28	131
NOV Inc. (a)	29	450
Occidental Petroleum Corporation	71	2,206
Oceaneering International, Inc. (a)	12	181
Oil States International Inc. (a)	6	46
ONEOK, Inc.	20	1,094
Ovintiv Canada ULC	5	144
Par Pacific Holdings, Inc. (a)	7	119
Patterson-UTI Energy Inc. (a)	17	168
PBF Energy Inc. - Class A (a)	12	183
PDC Energy, Inc. (a)	10	452
Peabody Energy Corp. (a)	12	95
Penn Virginia Corporation (a)	—	6
Phillips 66	15	1,278
Phx Minerals Inc. - Class A	2	6
Pioneer Natural Resources Co.	10	1,654
Propetro Holding Corp. (a)	11	100
Range Resources Corporation (a)	16	273
Reg Biofuels, LLC (a)	4	221
REX Stores Corp. (a)	—	15
RPC Inc. (a)	13	62
Schlumberger Ltd.	52	1,678
Scorpio Tankers Inc.	6	138
SEACOR Marine Holdings Inc. (a)	2	8
Select Energy Services, Inc. - Class A (a)	12	71
SFL Corporation Ltd.	16	119
SM Energy Company	13	328
Southwestern Energy Co. (a)	55	311
Talos Energy Inc. (a)	7	115
Targa Resources Corp.	20	874
TechnipFMC PLC	27	247
Teekay Shipping (Canada) Ltd. (a)	7	27
Teekay Tankers Ltd. - Class A (a)	—	6
TETRA Technologies, Inc. (a)	8	34
Texas Pacific Land Corporation	—	82
The Williams Companies, Inc.	44	1,163
Tidewater Inc. (a)	3	36
Transocean Ltd. (a)	35	160
U.S. Silica Holdings, Inc. (a)	12	142
Valero Energy Corporation	16	1,233
World Fuel Services Corp.	5	165
		52,293
Utilities 2.3%
ALLETE, Inc.	3	238
Alliant Energy Corporation (a)	11	609
Ameren Corporation	8	612
American Electric Power Co. Inc. (a)	12	1,035
American States Water Company	2	144
American Water Works Co. Inc.	5	799
Artesian Resources Corporation - Class A (a)	1	34
Atlantica Yield PLC (a)	6	227
Atmos Energy Corp.	5	527
AVANGRID, Inc.	4	208
Avista Corporation	3	139

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Black Hills Corporation	4	285
Brookfield Renewable Corporation - Class A (a)	9	391
California Water Service Group	3	171
CenterPoint Energy, Inc.	27	658
Chesapeake Utilities Corporation	1	106
Clearway Energy, Inc. - Class A	4	91
Clearway Energy, Inc. - Class C	6	165
CMS Energy Corp.	9	550
Consolidated Edison, Inc.	9	626
Consolidated Water Co. Ltd. (a)	2	22
Dominion Energy, Inc.	20	1,442
DTE Energy Company	6	816
Duke Energy Corporation	18	1,735
Edison International	9	511
Entergy Corporation	7	660
Essential Utilities, Inc.	11	522
Evergy, Inc.	10	628
Eversource Energy	9	752
Exelon Corporation (a)	25	1,128
FirstEnergy Corp.	18	666
Genie Energy Ltd. - Class B (a)	2	13
Hawaiian Electric Industries Inc.	6	253
IDACORP Inc.	4	381
MDU Resources Group Inc.	19	591
MGE Energy, Inc. (a)	3	195
Middlesex Water Co. (a)	2	126
National Fuel Gas Company	6	315
New Jersey Resources Corp.	8	330
NextEra Energy, Inc.	45	3,289
NiSource Inc.	18	448
Northwest Natural Holding Company	2	110
NorthWestern Corp. (a)	4	213
NRG Energy, Inc.	22	877
OGE Energy Corp.	13	422
One Gas, Inc.	4	271
Ormat Technologies Inc.	4	304
Otter Tail Corp. (a)	2	109
Pacific Gas And Electric Company (a)	31	316
Pinnacle West Capital Corp.	6	518
PNM Resources, Inc.	7	356
Portland General Electric Co.	5	247
PPL Corporation	18	506
Public Service Enterprise Group Inc.	14	813
Sempra Energy	6	822
SJW Corp.	2	114
South Jersey Industries Inc.	8	204
Southwest Gas Corp.	4	248
Spark Energy Inc. - Class A (a) (b)	1	16
Spire, Inc.	3	227
Sunnova Energy International Inc. (a)	3	127
The AES Corporation	28	720
The Southern Company	25	1,485
UGI Corp.	9	434
Unitil Corp.	1	74
Vistra Energy Corp.	38	711
WEC Energy Group Inc.	9	810
Xcel Energy Inc. (a)	14	918
York Water Co. (a)	1	66
		34,476
Real Estate 0.3%
BBX Capital, Inc. - Class A (a)	1	5
CBRE Group, Inc. - Class A (a)	13	1,141
CTO Realty Growth, Inc.	1	29
Cushman & Wakefield PLC (a)	17	291
Dwight A. Walker Real Estate, Inc. - Class A	3	100
eXp World Holdings, Inc. (a)	2	85
Florida Rock Properties, Inc. (a)	1	30
Forestar Group Inc. (a)	—	8
Jones Lang LaSalle Incorporated (a)	4	808
Kennedy-Wilson Holdings Inc.	13	263
Marcus & Millichap Inc. (a)	2	93
Newmark Group, Inc. - Class A (a)	16	192
Rafael Holdings, Inc. - Class B (a)	1	71
Realogy Holdings Corp. (a)	13	239
Redfin Corporation (a)	5	313
St. Joe Co.	7	302
Stratus Properties Inc. (a)	—	11
Tejon Ranch Co. (a)	3	47
The Howard Hughes Corporation (a)	3	313
The RMR Group Inc. - Class A (a)	2	73
		4,414
Total Common Stocks (cost $848,043)		1,507,659
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (a) (d)	2	63
Total Preferred Stocks (cost $54)		63
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (c)	8	12
Dyax Corp. (a) (e)	2	—
Elanco Animal Health (a) (c)	2	—
First Eagle Private Credit, LLC (a) (c)	4	—
ZAGG Inc (a) (c)	4	—
Total Rights (cost $1)		12
WARRANTS 0.0%
Nabors Industries Ltd (a) (c)	—	4
Total Warrants (cost $0)		4
OTHER EQUITY INTERESTS 0.0%
Diamond Resorts International (a) (c) (f)	5	—
GAMCO Investors, Inc. (a) (f) (g)	—	—
Total Other Equity Interests (cost $2)		—
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.01% (h) (i)	2,688	2,688
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (h) (i)	2,421	2,421
Total Short Term Investments (cost $5,109)		5,109
Total Investments 100.1% (cost $853,209)		1,512,847
Other Assets and Liabilities, Net (0.1)%		(1,640)
Total Net Assets 100.0%		1,511,207

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(g)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(h)  Investment in affiliate.

(i)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,507,645	—	14	1,507,659
Preferred Stocks	63	—	—	63
Rights	—	—	12	12
Warrants	—	—	4	4
Other Equity Interests	—	—	—	—
Short Term Investments	5,109	—	—	5,109
	1,512,817	—	30	1,512,847

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.9%
Financials 18.6%
1st Constitution Bancorp (a)	2	47
1st Security Bank of Washington (a)	1	77
1st Source Corporation (a)	5	235
ACNB Corporation (a)	1	30
Affiliated Managers Group, Inc.	6	948
Alerus Financial Corporation (a)	4	130
Allegiance Bancshares, Inc. (a)	6	218
Altabancorp (a)	6	241
Amalgamated Financial Corp. (a)	3	45
A-Mark Precious Metals, Inc. (a)	3	146
Ambac Financial Group, Inc. (a)	3	42
Amerant Bancorp Inc. - Class A (a)	4	88
American Equity Investment Life Holding Company	20	646
American National Bankshares Inc. (a)	3	84
American National Group, Inc. (a)	4	661
American River Bankshares (a)	1	20
Ameris Bancorp (a)	14	710
Amerisafe, Inc. (a)	5	298
Ames National Corporation (a)	2	47
Argo Group International Holdings, Ltd.	6	337
Arrow Financial Corporation (a)	4	145
Artisan Partners Asset Management Inc. - Class A	11	562
Assetmark Financial Holdings, Inc. (a)	8	197
Associated Banc-Corp	29	591
Associated Capital Group Inc. - Class A	1	24
Assured Guaranty Ltd.	14	657
Atlantic Capital Bancshares, Inc. (a)	6	142
Atlantic Union Bank (a)	16	594
Atlanticus Holdings Corporation (a)	4	177
AXIS Capital Holdings Limited	15	741
Axos Financial, Inc. (a)	11	523
B. Riley & Co., LLC (a)	5	411
Banc of California, Inc.	13	225
BancFirst Corporation (a)	6	389
BancorpSouth Bank	19	540
Bank First National (a)	—	33
Bank of Commerce Holdings (a)	4	60
Bank of Hawaii Corporation	7	621
Bank of Marin Bancorp (a)	2	77
Bank of N.T. Butterfield & Son Limited (The) (a)	10	360
Bank of Princeton, The (a)	1	33
Bank OZK (a)	24	995
BankFinancial Corporation (a)	3	30
BankUnited, Inc.	17	726
Bankwell Financial Group, Inc. (a)	2	53
Banner Corporation (a)	6	346
Bar Harbor Bankshares	4	100
Baycom Corp (a)	3	52
BCB Bancorp, Inc. (a)	5	63
Berkshire Hills Bancorp Inc.	9	260
BGC Partners, Inc. - Class A (a)	71	403
BOK Financial Corporation (a)	13	1,101
Boston Private Financial Holdings Inc. (a)	9	127
Bridgewater Bancshares, Inc. (a) (b)	6	99
Brighthouse Financial, Inc. (a)	16	720
Brightsphere Investment Group Inc.	14	326
Brookline Bancorp, Inc. (a)	15	228
Bryn Mawr Bank Corp. (a)	1	22
Business First Bancshares, Inc. (a)	5	112
Byline Bancorp, Inc.	9	202
C&F Financial Corporation (a)	1	36
Cadence Bancorporation - Class A	24	491
Cambridge Bancorp (a)	2	126
Camden National Corp. (a)	4	189
Cannae Holdings, Inc. (a)	12	394
Capital Bancorp, Inc. (a)	3	65
Capital City Bank Group Inc. (a)	4	106
Capitol Federal Financial (a)	26	302
Capstar Financial Holdings, Inc. (a)	6	120
Carter Bankshares, Inc. (a)	5	61
Cathay General Bancorp (a)	15	570
CBTX, Inc. (a)	5	141
Central Pacific Financial Corp.	2	57
Central Valley Community Bancorp (a)	3	61
Chemung Financial Corporation (a)	1	50
CIT Group Inc.	5	237
Citizens & Northern Corp. (a)	4	107
City Holdings Co. (a)	3	229
Civista Bancshares Inc. (a)	3	69
CNB Financial Corp. (a)	4	97
Coastal Financial Corporation (a)	3	88
Codorus Valley Bancorp Inc. (a)	2	42
Cohen & Steers, Inc.	8	620
Colony Bankcorp, Inc. (a)	1	17
Columbia Banking System Inc. (a)	13	517
Columbia Financial, Inc. (a)	20	345
Community Bank System Inc.	9	716
Community Bankers Trust Corp. (a)	6	66
Community Financial Corp. (a)	1	37
Community Trust Bancorp Inc. (a)	4	167
ConnectOne Bancorp, Inc. (a)	10	266
Cowen Inc. - Class A (a)	2	81
Crawford & Co. - Class A	6	57
Crawford & Co. - Class B	3	24
Crossfirst Bankshares Inc. (a)	11	153
Cullen/Frost Bankers Inc.	2	190
Curo Group Holdings Corp.	4	60
Customers Bancorp, Inc. (a)	7	269
CVB Financial Corp. (a)	25	514
Diamond Hill Investment Group, Inc. - Class A (a)	1	108
Dime Community Bancshares, Inc. (a)	6	197
Donegal Group Inc. - Class A (a)	6	84
Donnelley Financial Solutions, Inc. (a)	8	277
Eagle Bancorp Inc. (a)	6	332
Eagle Bancorp Montana, Inc. (a)	1	33
eHealth, Inc. (a)	2	125
Elevate Credit, Inc. (a)	8	30
Employer Holdings Inc.	5	229
Encore Capital Group, Inc. (a)	6	272
Enova International, Inc. (a)	7	250
Enstar Group Limited (a)	3	805
Enterprise Bancorp Inc. (a)	2	77
Enterprise Financial Services Corp. (a)	6	270
Equity Bancshares, Inc. - Class A (a)	4	125
Esquire Financial Holdings, Inc. (a)	1	34
Essent Group Ltd.	9	418
Evans Bancorp, Inc.	1	39
Evercore Inc. - Class A	8	1,071
EZCORP, Inc. - Class A (a)	9	56
Farmers & Merchants Bancorp, Inc. (a)	1	26
Farmers National Banc Corp. (a)	8	128
FB Financial Corporation	9	336
Federal Agricultural Mortgage Corporation - Class C	2	204
Federated Investors, Inc. - Class B	18	615
Fednat Holding Company (a)	1	6
Financial Institutions Inc. (a)	4	110
First American Financial Corporation	3	206
First Bancorp. (a)	6	232
First Bancorp.	39	469
First Bancshares Inc. (a)	5	182
First Bank of New Jersey (a)	1	11
First Busey Corporation (a)	10	256
First Business Financial Services, Inc. (a)	2	56
First Choice Bancorp (a)	3	91
First Citizens BancShares, Inc. - Class A (a)	—	357
First Commonwealth Financial Corporation	18	252
First Community Bancshares, Inc. (a)	4	133
First Community Corporation (a)	1	21
First Financial Bancorp. (a)	18	430
First Financial Bankshares, Inc. (a)	1	28
First Financial Corporation (a)	2	64
First Financial Northwest, Inc. (a)	1	11
First Foundation Inc. (a)	9	209
First Hawaiian, Inc. (a)	24	684
First Internet Bancorp (a)	3	87
First Interstate BancSystem, Inc. - Class A (a)	5	219

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
First Merchants Corporation (a)	10	423
First Mid Bancshares, Inc. (a)	4	147
First Midwest Bancorp, Inc. (a)	22	433
First United Corporation (a)	—	9
First Western Financial, Inc. (a)	2	41
FirstCash, Inc. (a)	7	570
Flagstar Bancorp, Inc.	10	417
Flushing Financial Corp. (a)	9	189
FNB Corp.	58	716
Fulton Financial Corp. (a)	30	474
GAMCO Investors Inc. - Class A	2	44
GBLI Holdings, LLC - Class A (a)	1	39
Genworth Financial, Inc. - Class A (a)	10	40
German American Bancorp Inc. (a)	6	212
Glacier Bancorp, Inc. (a)	17	960
Great Southern Bancorp Inc. (a)	3	170
Great Western Bancorp Inc.	10	343
Greenhill & Co. Inc.	4	64
Greenlight Capital Re, Ltd. - Class A (a)	6	57
Guaranty Bancshares Inc. (a)	2	83
Hallmark Financial Services, Inc. (a)	2	8
Hamilton Lane Inc. - Class A (a)	6	570
Hancock Whitney Co. (a)	15	662
Hanmi Financial Corp. (a)	9	164
Hanover Insurance Group Inc.	7	889
HarborOne Bancorp, Inc. (a)	13	180
HBT Financial, Inc. (a)	6	103
HCI Group, Inc. (c)	2	223
Heartland Financial USA, Inc. (a)	6	280
Hennessy Advisors Inc. (a) (c)	1	7
Heritage Commerce Corp. (a)	15	165
Heritage Financial Corporation (a)	8	210
Heritage Insurance Holdings, Inc.	5	43
Hingham Institution for Savings (a)	1	151
Home Bancorp, Inc. (a)	2	67
Home BancShares, Inc. (a)	30	742
HomeStreet, Inc. (a)	4	178
HomeTrust Bancshares Inc. (a)	1	32
Hope Bancorp, Inc. (a)	23	323
Horace Mann Educators Corp.	7	259
Horizon Bancorp Inc. (a)	11	191
Houlihan Lokey Inc. - Class A	10	813
Howard Bancorp Inc. (a)	2	25
Huntington Bancshares Incorporated (a)	—	—
Independence Holding Co.	1	56
Independence Holdings, LLC	2	149
Independent Bank Corp. (a)	6	121
Independent Bank Corp. (a)	6	458
Independent Bank Group, Inc. (a)	8	594
International Bancshares Corporation (a)	12	497
Investar Holding Corporation (a)	2	51
Investors Bancorp, Inc. (a)	45	641
Investors Title Co. (a)	—	44
Janus Henderson Group PLC	11	435
Jefferies Financial Group Inc.	8	266
Kearny Financial Corp (a)	17	209
Kemper Corp.	11	836
Kingstone Cos. Inc. (a)	1	11
Kinsale Capital Group, Inc. (a)	1	245
Lakeland Bancorp Inc. (a)	13	230
Lakeland Financial Corp. (a)	5	282
Lazard Ltd - Class A	21	937
LCNB Corp. (a)	3	44
LendingClub Corporation (a)	19	338
Level One Bancorp, Inc. (a)	2	44
Live Oak Bancshares, Inc. (a)	8	491
Longlade, Dr Charles W (a)	4	77
Luther Burbank Corporation (a)	10	113
Macatawa Bank Corp. (a)	8	73
Mackinac Financial Corporation (a)	2	44
Maiden Holdings, Ltd. (a)	22	73
MainStreet BankShares, Inc. (a)	1	20
Manning & Napier, Inc. - Class A (a)	3	20
Marlin Business Services Inc. (a)	2	36
MBIA Inc. (a)	6	61
Mercantile Bank Corp. (a)	4	125
Merchants Bancorp, Inc. (a)	5	178
Mercury General Corp.	9	616
Meridian Bancorp, Inc. (a)	6	119
Meridian Bank (a)	1	24
Meta Financial Group, Inc. (a)	6	301
Metropolitan Bank Holding Corp. (a)	2	137
MGIC Investment Corp.	62	842
Mid Penn Bancorp, Inc. (a)	2	66
Middlefield Banc Corp. (a)	1	12
Midland States Bancorp Inc. (a)	5	138
MidWestOne Financial Group Inc. (a)	4	109
Moelis & Company LLC - Class A	10	581
Mr. Cooper Group Inc. (a)	13	434
MVB Financial Corp. (a)	3	130
National Bank Holdings Corp. - Class A	6	227
National Bankshares Inc. (a)	1	34
National Energy Services Reunited Corporation (a)	15	213
National Western Life Group Inc. - Class A (a)	1	209
Navient Corporation (a)	33	636
NBT Bancorp Inc. (a)	8	289
Nelnet, Inc. - Class A	5	376
New York Community Bancorp Inc. - Series A	85	935
Nicholas Financial, Inc. (a)	2	21
Nicolet Bankshares, Inc. (a)	2	157
NII Holdings, Inc. (a)	3	61
NMI Holdings Inc. - Class A (a)	12	271
Northeast Bank (a)	2	53
Northfield Bancorp Inc. (a)	13	215
Northrim BanCorp Inc. (a)	1	24
Northwest Bancshares Inc. (a)	24	325
Norwood Financial Corp. (a)	2	42
OceanFirst Financial Corp. (a)	11	230
Ocwen Financial Corporation (a)	2	64
OFG Bancorp	5	104
Old National Bancorp (a)	30	532
Old Second Bancorp Inc. (a)	3	35
OP Bancorp (a)	2	25
Oportun Financial Corporation (a)	3	54
Oppenheimer Holdings Inc. - Class A	4	182
Origin Bancorp, Inc. (a)	6	270
Orrstown Financial Services, Inc. (a)	2	57
P.C.B. Bancorp, Inc. (a)	4	56
Pacific Mercantile Bancorp (a)	3	30
Pacific Premier Bancorp, Inc. (a)	17	730
PacWest Bancorp (a)	21	878
Palomar Holdings, Inc. (a)	2	151
Park National Corp.	3	367
Parke Bancorp, Inc. (a)	3	57
Peapack Gladstone Financial Corp. (a)	5	150
Penns Woods Bancorp Inc. (a)	1	29
Peoples Bancorp Inc. (a)	5	134
Peoples Bancorp of North Carolina, Inc. (a)	—	12
Peoples Financial Services Corp. (a)	1	59
People's United Financial Inc. (a)	3	56
Pinnacle Financial Partners, Inc. (a)	6	536
Piper Jaffray Cos.	3	443
PJT Partners Inc. - Class A	4	254
Popular Inc. (a)	12	905
Preferred Bank (a)	4	248
Premier Financial Bancorp, Inc. (a)	3	57
Premier Financial Corporation (a)	8	238
Primerica, Inc.	7	1,145
Primis Financial Corp. (a)	6	93
ProAssurance Corporation	8	180
Professional Holding Corp. - Class A (a)	1	23
Provident Financial Services, Inc.	14	326
Pzena Investment Management, Inc. - Class A	3	33
QCR Holdings, Inc. (a)	4	209
Radian Group Inc.	35	777
RBB Bancorp (a)	4	103
Red River Bancshares, Inc. (a)	2	96
Regional Management Corp.	3	121
Reliant Bancorp, Inc. (a)	4	114
Renasant Corporation (a)	10	389

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Republic Bancorp Inc. - Class A (a)	5	223
Republic First Bancorp Inc. (a)	13	53
Richmond Mutual Bancorporation, Inc. (a)	3	43
Riverview Bancorp Inc. (a)	3	19
RLI Corp.	9	904
S&T Bancorp Inc. (a)	7	222
Safeguard Scientifics Inc. (a)	6	44
Safety Insurance Group, Inc. (a)	3	215
Sandy Spring Bancorp Inc. (a)	9	381
Seacoast Banking Corp. of Florida (a)	9	323
Security National Financial Corporation - Class A (a)	3	26
Select Bancorp, Inc. (a)	4	61
Selective Insurance Group Inc. (a)	11	889
ServisFirst Bancshares, Inc.	11	716
Severn Bancorp, Inc. (a)	1	10
Shore Bancshares, Inc. (a)	3	46
Sierra BanCorp (a)	3	88
Silvercrest Asset Management Group Inc. - Class A (a)	2	35
Silvergate Capital Corporation - Class A (a)	3	360
Simmons First National Corp. - Class A (a)	19	549
SiriusPoint Ltd (a)	14	141
SLM Corporation	55	1,157
Smartfinancial, Inc. (a)	4	87
South Plains Financial, Inc. (a)	—	11
South State Corp. (a)	10	818
Southern First Bancshares Inc. (a)	2	98
Southern Missouri Bancorp Inc. (a)	2	96
Southside Bancshares, Inc. (a)	6	227
Spirit Of Texas Bancshares Inc. (a)	4	87
State Auto Financial Corp. (a)	9	152
Sterling Bancorp	35	871
Sterling Bancorp, Inc. (a)	5	21
Stewart Information Services Corp.	5	283
Stock Yards Bancorp Inc. (a)	4	210
StoneX Group Inc. (a)	3	169
Summit Financial Group, Inc. (a)	2	37
Synovus Financial Corp.	5	206
Territorial Bancorp Inc. (a)	2	64
Texas Capital Bancshares, Inc. (a)	9	585
TFS Financial Corporation (a)	29	588
The Bancorp, Inc. (a)	12	287
The First Bancorp, Inc. (a)	2	58
The First of Long Island Corporation (a)	6	124
The PRA Group, Inc. (a)	7	254
Timberland Bancorp Inc. (a)	2	55
Tiptree Inc. (a)	9	87
Tompkins Financial Corp.	3	219
TowneBank (a)	14	411
Trico Bancshares (a)	5	224
Tristate Capital Holdings, Inc. (a)	8	156
Triumph Bancorp, Inc. (a)	5	372
Trupanion Inc. (a)	1	58
Trustco Bank Corp N Y (a)	5	167
Trustmark Corp. (a)	12	373
UMB Financial Corp. (a)	8	781
Umpqua Holdings Corp.	40	743
United Bankshares Inc. (a)	22	814
United Community Banks, Inc. (a)	15	476
United Fire Group Inc. (a)	7	189
United Insurance Holdings Corp. (a)	10	57
Unity Bancorp, Inc. (a)	2	44
Universal Insurance Holdings, Inc.	8	109
Univest Financial Corporation (a)	6	167
Unum Group	37	1,058
Valley National Bancorp (a)	70	946
Veritex Holdings Inc. (a)	9	314
Victory Capital Holdings, Inc. - Class A (a)	3	96
Virtu Financial Inc. - Class A (a)	23	643
Virtus Partners, Inc. (a)	1	299
Walker & Dunlop, Inc.	6	612
Washington Federal Inc. (a)	14	438
Washington Trust Bancorp, Inc. (a)	4	207
Waterstone Financial, Inc. (a)	6	122
Webster Financial Corp.	17	880
WesBanco Inc. (a)	12	425
West Bancorporation, Inc. (a)	4	120
Westamerica Bancorp (a)	5	282
Western Alliance Bancorp	4	395
Western New England Bancorp Inc. (a)	4	35
Westwood Holdings Group Inc.	2	45
White Mountains Insurance Group Ltd	1	652
Wintrust Financial Corporation	10	787
WisdomTree Investments, Inc. (a) (c)	38	237
World Acceptance Corp. (a)	2	272
WSFS Financial Corp. (a)	9	415
		100,393
Industrials 18.1%
AAON, Inc. (a)	8	499
AAR Corp. (a)	7	260
ABM Industries Incorporated	12	548
ACCO Brands Corporation	20	171
Acme United Corporation	1	31
Acuity Brands, Inc.	7	1,266
Advanced Drainage Systems, Inc.	3	298
Aerojet Rocketdyne Holdings, Inc. (a)	5	249
AeroVironment, Inc. (a)	5	526
Air Lease Corporation - Class A	22	926
Air Transport Services Group, Inc. (a)	11	262
Akerna Corp. (a)	3	12
Alamo Group Inc.	3	392
Albany International Corp. - Class A	6	576
Allegiant Travel Company (a)	4	686
Allied Motion Technologies Inc. (a)	4	147
Allison Systems, Inc.	19	753
Alta Equipment Group Inc. - Class A (a)	8	110
Altra Industrial Motion Corp. (a)	12	804
Ameresco, Inc. - Class A (a)	5	316
American Superconductor Corporation (a)	6	112
American Woodmark Corporation (a)	4	314
APi Group Corporation (a)	38	791
Apogee Enterprises, Inc. (a)	7	293
Applied Industrial Technologies, Inc.	8	734
ARC Document Solutions, Inc.	5	10
Arcbest Corporation (a)	6	322
Arcosa, Inc.	9	547
Ardmore Shipping Services (Ireland) Limited (a)	6	27
Argan, Inc.	4	194
Armstrong Flooring, Inc. (a)	2	13
Armstrong World Industries, Inc.	8	908
ASGN Incorporated (a)	10	1,003
Astec Industries, Inc. (a)	5	338
Astronics Corporation (a)	7	120
Astronics Corporation - Class B (a)	—	2
Atkore Inc. (a)	8	590
Atlas Air Worldwide Holdings, Inc. (a)	6	379
Avis Budget Group, Inc. (a)	10	793
AZZ Inc.	6	294
Barnes Group Inc.	9	485
Barrett Business Services, Inc. (a)	2	112
Beacon Roofing Supply, Inc. (a)	13	687
BGSF, Inc.	2	19
Blue Bird Global Corporation (a)	5	135
BlueLinx Holdings Inc. (a)	2	123
Boise Cascade Company	8	454
Brady Corp. - Class A	10	540
BrightView Holdings, Inc. (a)	18	287
Brink's Co.	8	644
Broadwind Inc. (a) (c)	2	9
BWXT Government Group, Inc.	7	395
CAI International Inc.	4	213
Casella Waste Systems Inc. - Class A (a)	9	580
CBIZ Inc. (a)	10	341
Ceco Environmental Corp. (a)	8	57
Charah Solutions, Inc. (a)	2	9
Chart Industries, Inc. (a)	7	1,037
Cimpress Public Limited Company (a)	4	421
CIRCOR International, Inc. (a)	6	184

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Civeo Corporation (a)	3	53
Clean Harbors Inc. (a)	11	979
Colfax Corp. (a)	24	1,115
Columbus Mckinnon Corp. (a)	3	151
Comfort Systems USA Inc.	7	555
Commercial Vehicle Group Inc. (a)	9	95
Concrete Pumping Holdings, Inc. (a)	12	105
Construction Partners, Inc. - Class A (a)	7	234
Costamare Inc.	22	265
Covanta Holding Corporation	20	356
Covenant Transportation Group, Inc. - Class A (a)	3	57
CRA International, Inc. (a)	2	133
Crane Co.	11	1,032
CSW Industrials Inc. (a)	2	276
Curtiss-Wright Corp.	8	942
Daseke Companies, Inc. (a)	8	53
Deluxe Corp.	8	406
Douglas Dynamics, Inc.	6	232
Ducommun Inc. (a)	3	153
DXP Enterprises Inc. (a)	5	170
Dycom Industries, Inc. (a)	6	439
Eagle Bulk Shipping Inc. (a)	1	52
Eastern Co. (a)	1	38
Echo Global Logistics, Inc. (a)	5	154
Elance, Inc. (a)	10	587
EMCOR Group, Inc.	1	72
Encore Wire Corp. (a)	4	290
Energy Recovery, Inc. (a)	12	273
Enerpac Tool Group Corp. - Class A	12	327
EnerSys	7	728
Eneti Inc.	2	35
Ennis Inc.	7	155
EnPro Industries, Inc.	4	369
ESCO Technologies Inc.	5	423
Evoqua Water Technologies Corp. (a)	22	755
Exponent, Inc. (a)	9	789
Federal Signal Corporation	12	487
Flowserve Corporation	25	996
Fluor Corp. (a)	26	464
Forrester Research Inc. (a)	4	189
Forward Air Corp. (a)	5	475
Franklin Covey Co. (a)	3	86
Franklin Electric Co. Inc. (a)	9	731
FreightCar America Inc. (a) (c)	1	4
FTI Consulting Inc. (a)	7	908
FuelCell Energy, Inc. (a)	15	134
Gates Industrial Corporation PLC (a)	32	583
GATX Corporation	6	561
Genco Shipping & Trading Limited	10	193
Gibraltar Industries Inc. (a)	6	494
Global Industrial Company	7	253
GMS Inc. (a)	8	380
Gorman-Rupp Co.	7	241
GP Strategies Corporation (a)	4	66
GrafTech International Ltd.	35	405
Graham Corp.	2	32
Granite Construction Incorporated	8	352
Great Lakes Dredge & Dock Corp. (a)	13	184
Greenbrier Cos. Inc.	6	273
Griffon Corporation	11	275
H&E Equipment Services, Inc. (a)	7	248
Harsco Corporation (a)	14	277
Hawaiian Holdings, Inc. (a)	10	237
HC2 Holdings, Inc. (a) (c)	1	4
Heartland Express Inc. (a)	14	232
Heidrick & Struggles International Inc. (a)	5	221
Helios Technologies, Inc. (a)	6	493
Herc Holdings Inc. (a)	6	652
Heritage-Crystal Clean, LLC (a)	6	182
Herman Miller Inc. (a)	11	507
Hexcel Corp. (a)	16	974
Hill International Inc. (a)	8	20
Hillenbrand Inc.	15	650
HireQuest, Inc. (a) (c)	1	11
HNI Corp.	9	384
HUB Group Inc. - Class A (a)	6	406
Hudson Global, Inc. (a)	—	3
Hudson Technologies Inc. (a)	10	35
Hurco Cos. Inc. (a)	1	27
Huron Consulting Group Inc. (a)	4	207
Huttig Building Products Inc. (a)	2	9
Hyster-Yale Materials Handling Inc. - Class A	2	173
ICF International, Inc. (a)	3	305
IES Holdings, Inc. (a)	5	240
Innovative Solutions and Support, Inc. (a)	—	2
Insperity, Inc.	5	492
Insteel Industries, Inc.	5	156
Interface Inc. - Class A (a)	16	242
IntriCon Corporation (a)	2	43
JELD-WEN Holding, Inc. (a)	19	493
JetBlue Airways Corporation (a)	17	284
John Bean Technologies Corp.	5	657
Kadant Inc.	2	387
Kaman Corp.	5	256
KAR Auction Services, Inc. (a)	11	198
Kelly Services Inc. - Class A (a)	9	204
Kennametal Inc.	16	559
Kforce Inc. (a)	2	133
Kimball International Inc. - Class B (a)	5	72
Kirby Corp. (a)	11	654
Knoll Inc.	11	275
Korn Ferry	10	720
Kratos Defense & Security Solutions, Inc. (a)	23	657
Landstar System Inc. (a)	4	634
Lawson Products Inc. (a)	2	101
LB Foster Co. (a)	3	58
Lindsay Corp.	2	359
LSI Industries Inc. (a)	6	44
Lydall Inc. (a)	3	187
Macquarie Infrastructure Corporation (a)	7	254
Manitex International Inc. (a)	1	7
Manitowoc Co. Inc. (a)	9	209
Marten Transport Ltd. (a)	14	223
Masonite International Corporation (a)	5	530
MasTec Inc. (a)	7	771
Mastech Digital, Inc. (a)	3	40
Matson Intermodal - Paragon, Inc.	9	549
Matthews International Corp. - Class A (a)	6	207
Maxar Technologies Inc.	13	525
Mayville Engineering Company, Inc. (a)	4	79
McGrath RentCorp (a)	5	396
Mercury Systems Inc. (a)	1	75
Meritor, Inc. (a)	12	271
Mesa Air Group, Inc. (a)	9	85
Miller Industries Inc.	3	106
Mistras Group, Inc. (a)	7	68
Moog Inc. - Class A	6	463
MRC Global Inc. (a)	20	192
MSA Safety Inc.	4	662
MSC Industrial Direct Co. - Class A	9	807
Mueller Industries Inc.	11	490
Mueller Water Products Inc. - Class A	32	455
MYR Group Inc. (a)	3	309
National Presto Industries Inc.	2	153
Navistar International Corporation (a)	6	251
NN Inc. (a)	11	82
Northwest Pipe Co. (a)	3	83
Now, Inc. (a)	20	190
NV5 Global, Inc. (a)	3	283
Nvent Electric Public Limited Company	31	954
Omega Flex Inc. (a)	1	207
Orbital Energy Group, Inc. (a)	5	22
Orion Energy Systems, Inc. (a)	5	30
Orion Group Holdings, Inc. (a)	6	35
PAM Transportation Services Inc. (a)	1	47
Pangaea Logistics Solutions Ltd. (a)	3	16
Park-Ohio Holdings Corp. (a)	3	97
Parsons Corporation (a)	14	565
Patrick Industries, Inc. (a)	5	348
Patriot Transportation, Inc. (a)	—	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Performant Financial Corporation (a)	11	40
PGT Innovations, Inc. (a)	12	273
Pitney Bowes Inc.	34	295
Powell Industries Inc. (a)	3	101
Preformed Line Products Co. (a)	1	84
Primoris Services Corporation (a)	10	289
Proto Labs Inc. (a)	2	189
Quad/Graphics Inc. - Class A (a)	8	35
Quanex Building Products Corp.	6	153
Radiant Logistics, Inc. (a)	13	87
Raven Industries Inc. (a)	7	419
RBC Bearings Incorporated (a)	5	960
Regal-Beloit Corp.	7	994
Resideo Technologies, Inc. (a)	26	792
Resources Connection, Inc. (a)	8	114
REV Group Inc.	15	240
Rexnord Corporation	23	1,158
RR Donnelley & Sons Co. (a)	13	84
Rush Enterprises Inc. - Class A (a)	8	357
Rush Enterprises Inc. - Class B (a)	2	86
Ryder System, Inc.	10	726
Saia, Inc. (a)	5	944
Schneider National, Inc. - Class B	16	349
Shanghai Everjoy Health Group Co., Ltd. (a)	2	54
Sharps Compliance Corp. (a)	5	51
Shyft Group, Inc. (a)	7	253
Simpson Manufacturing Co. Inc.	8	918
SiteOne Landscape Supply, Inc. (a)	1	90
SkyWest Inc. (a)	9	391
SP Plus Corporation (a)	4	134
Spirit Aerosystems Holdings Inc. - Class A	4	178
Spirit Airlines Inc. (a)	20	613
SPX Corp. (a)	9	540
SPX Flow, Inc.	8	521
Standex International Corp.	1	134
Steel Connect Inc. (a)	6	11
Steelcase Inc. - Class A	17	258
Stericycle Inc. (a)	1	91
Sterling Construction Co. Inc. (a)	6	148
Team, Inc. (a)	6	42
Tennant Co.	4	300
Terex Corp.	13	630
Tetra Tech, Inc. (a)	1	159
Textainer Group Holdings Limited (a)	9	311
Thermon Group Holdings, Inc. (a)	8	144
Timken Co.	10	768
Titan International, Inc. (a)	15	131
Titan Machinery Inc. (a)	5	164
TPI Composites, Inc. (a)	5	238
Transact, Inc. (a)	2	107
TriMas Corp. (a)	8	242
TriNet Group Inc. (a)	10	732
Trinity Industries Inc.	20	530
Triton Container International Limited	12	625
TrueBlue, Inc. (a)	7	186
Turtle Beach Corp. (a)	4	124
Tutor Perini Corp. (a)	13	185
Twin Disc Inc. (a)	1	10
U.S. Xpress Enterprises, Inc. - Class A (a)	9	76
UFP Industries, Inc. (a)	11	847
Ultralife Corp. (a)	3	22
UniFirst Corp.	3	650
Univar Solutions Inc. (a)	30	727
Universal Logistics Holdings, Inc. (a)	5	120
US Ecology Parent, Inc. (a)	2	60
USA Truck Inc. (a)	2	30
Valmont Industries Inc.	4	951
Vectrus, Inc. (a)	2	107
Veritiv Corp. (a)	4	231
Viad Corp (a)	2	106
Vicor Corp. (a)	5	516
Vidler Water Resources, Inc. (a)	1	19
VSE Corp. (a)	2	120
Wabash National Corp.	7	118
Watts Water Technologies Inc. - Class A	5	764
Welbilt Inc. (a)	25	587
Werner Enterprises Inc. (a)	13	568
WESCO International, Inc. (a)	9	878
Willdan Group, Inc. (a)	3	123
Williams Industrial Services Group, L.L.C. (a)	1	7
WillScot Mobile Mini Holdings Corp. - Class A (a)	16	445
Woodward Governor Co. (a)	1	66
Yellow Corp. (a)	8	53
		97,438
Information Technology 14.1%
2U, Inc. (a) (c)	8	337
3D Systems Corporation (a)	16	640
A10 Networks, Inc. (a)	18	206
ACI Worldwide, Inc. (a)	25	922
ACM Research, Inc. - Class A (a) (c)	1	102
ADS Alliance Data Systems, Inc.	10	1,052
ADTRAN, Inc. (a)	14	291
Advanced Energy Industries, Inc. (a)	8	906
Agilysys, Inc. (a)	3	198
Airgain, Inc. (a)	2	46
Akoustis Technologies, Inc. (a) (c)	6	60
Alarm.Com Holdings, Inc. (a)	8	709
Alpha and Omega Semiconductor Limited (a)	7	207
Altair Engineering Inc. - Class A (a)	8	578
Ambarella Inc. (a)	5	490
American Software, Inc. - Class A (a)	9	191
Amkor Technology, Inc. (a)	47	1,110
Amtech Systems, Inc. (a)	3	30
AppFolio, Inc. - Class A (a)	1	131
Applied Optoelectronics, Inc. (a)	2	13
Arlo Technologies, Inc. (a)	23	155
AstroNova, Inc. (a)	1	7
Asure Software, Inc. (a)	4	35
Avaya Holdings Corp. (a)	14	383
Aviat Networks, Inc. (a)	1	34
Avid Technology, Inc. (a)	9	336
Avnet, Inc. (a)	19	750
Aware Inc. (a)	5	18
Axcelis Technologies, Inc. (a)	6	230
AXT, Inc. (a)	9	101
Badger Meter, Inc.	4	375
Bel Fuse Inc. - Class B (a)	2	34
Belden Inc.	8	407
Benchmark Electronics, Inc.	8	238
Blackbaud, Inc. (a)	8	629
Blucora, Inc. (a)	4	73
BM Technologies, Inc. - Class A (a)	—	4
Bottomline Technologies Inc. (a)	7	246
Box, Inc. - Class A (a)	30	772
Brightcove Inc. (a)	9	130
Brooks Automation Inc. (a)	9	848
CACI International Inc. - Class A (a)	4	1,099
CalAmp Corp. (a)	10	125
Calix, Inc. (a)	11	516
Cambium Networks Corp. (a)	5	248
Casa Systems, Inc. (a)	18	159
Cass Information Systems, Inc. (a)	4	147
CDK Global, Inc. (a)	7	357
CEVA Inc. (a)	6	280
ChannelAdvisor Corp. (a)	8	196
Cirrus Logic Inc. (a)	10	828
Clearfield, Inc. (a)	3	119
Cloudera, Inc. (a)	60	947
CMC Materials Inc. (a)	6	868
Coda Octopus Group, Inc. (a)	1	10
Cognyte Software Ltd (a)	7	163
Coherent Inc. (a)	1	387
Cohu Inc. (a)	10	384
CommScope Holding Company, Inc. (a)	37	782
CommVault Systems Inc. (a)	6	479
Computer Task Group Inc. (a)	3	29
Comtech Telecommunications Corp. (a)	6	148
Concentrix Solutions Corporation (a)	—	76
Conduent Inc. (a)	38	288

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Cornerstone OnDemand, Inc. (a)	4	214
CSG Systems International, Inc. (a)	7	311
CTS Corp.	6	232
Cyberoptics Corp. (a)	2	75
Daktronics Inc. (a)	10	69
Digi International Inc. (a)	9	172
Digital Turbine USA, Inc. (a)	12	927
Diodes Inc. (a)	9	723
DSP Group, Inc. (a)	5	77
DXC Technology Company (a)	9	363
DZS, Inc. (a)	7	138
Ebix Inc. (a)	3	101
EchoStar Corp. - Class A (a)	8	193
Egain Corporation (a)	7	85
Emagin Corporation (a)	13	45
EMCORE Corporation (a)	9	79
Envestnet, Inc. (a)	5	391
ePlus Inc. (a)	3	219
EVERTEC, Inc.	10	444
EVO Payments, Inc. - Class A (a)	7	206
ExlService Holdings Inc. (a)	7	722
Extreme Networks, Inc. (a)	2	27
Fabrinet (a)	7	699
FARO Technologies Inc. (a)	4	290
FireEye, Inc. (a)	32	651
FormFactor Inc. (a)	12	451
Genasys Inc. (a)	7	41
GreenSky, Inc. - Class A (a)	12	68
GSI Technology, Inc. (a)	3	20
GTT Communications Inc. (a) (c)	2	5
GTY Govtech, Inc. (a)	13	91
Hackett Group Inc. (a)	8	139
Harmonic, Inc. (a)	25	210
I3 Verticals, Inc. - Class A (a)	5	157
Ichor Holdings, Ltd. (a)	6	308
Identiv, Inc. (a)	4	70
IEC Electronics Corp. (a)	2	17
Immersion Corp. (a)	7	63
Impinj, Inc. (a) (c)	—	18
Infinera Corporation (a)	43	435
Information Services Group, Inc. (a)	11	63
Innodata Inc. (a)	5	31
Insight Enterprises, Inc. (a)	7	654
Intelligent Systems Corporation (a) (c)	1	16
InterDigital Communications, Inc. (a)	6	464
International Money Express Inc. (a)	2	25
inTEST Corporation (a)	3	44
Intevac Inc. (a)	5	30
Issuer Direct Corporation (a)	1	24
Iteris, Inc. (a)	10	65
Itron Inc. (a)	9	917
J2 Cloud Services, LLC (a)	9	1,245
Jabil Inc.	3	165
KBR, Inc.	27	1,043
Kimball Electronics Group, LLC (a)	6	138
Knowles Corporation (a)	18	353
Kulicke & Soffa Industries Inc. (a)	13	778
KVH Industries Inc. (a)	4	55
Lantronix, Inc. (a)	5	25
Lattice Semiconductor Corp. (a)	11	628
Limelight Networks, Inc. (a)	11	34
Littelfuse Inc. (a)	2	601
Liveramp, Inc. (a)	8	373
Lumentum Holdings Inc. (a)	12	944
Luna Innovations Incorporated (a)	9	97
MACOM Technology Solutions Holdings, Inc. (a)	12	785
MagnaChip Semiconductor, Ltd. (a)	9	215
Mantech International Corp. - Class A (a)	5	415
MAXIMUS Inc.	12	1,085
MaxLinear, Inc. (a)	11	467
Methode Electronics Inc.	7	354
MicroStrategy Inc. - Class A (a) (c)	1	769
Mimecast Uk Limited (a)	8	415
Mitek Systems, Inc. (a)	11	219
Model N, Inc. (a)	5	182
Momentive Global Inc. (a)	8	176
MoneyGram International, Inc. (a)	19	187
NAPCO Security Technologies Inc. (a)	4	154
National Instruments Corp. (a)	26	1,120
NCR Corp. (a)	19	873
NeoPhotonics Corporation (a)	15	153
NETGEAR, Inc. (a)	6	226
NetScout Systems, Inc. (a)	14	386
Network-1 Technologies, Inc.	3	9
New Relic, Inc. (a)	4	281
Nlight, Inc. (a)	7	243
Novantas Inc. (a)	6	824
NVE Corp. (a)	1	90
One Stop Systems, Inc. (a) (c)	1	8
Onespan, Inc. (a)	10	266
Onto Innovation Inc. (a)	9	665
OSI Systems Inc. (a)	4	373
Pagerduty, Inc. (a)	10	445
PAR Technology Corp. (a) (c)	—	29
Paysign, Inc. (a)	3	10
PC Connection, Inc. (a)	5	228
PC-Tel, Inc. (a)	3	18
PDF Solutions Inc. (a)	4	79
Perficient, Inc. (a)	6	461
PFSweb Inc. (a)	2	17
Photronics Inc. (a)	3	42
Ping Identity Holding Corp. (a)	14	325
Pixelworks, Inc. (a)	10	33
Plantronics Inc. (a)	2	67
Plexus Corp. (a)	5	496
Power Integrations Inc. (a)	9	741
Powerfleet Inc. (a)	7	47
Progress Software Corp. (a)	8	370
Pure Storage, Inc. - Class A (a)	7	142
Q2 Holdings, Inc. (a)	2	160
QAD Inc. - Class A (a)	3	257
Qualys, Inc. (a)	6	652
Rambus Inc. (a)	20	475
RealNetworks, Inc. (a)	7	17
Ribbon Communications Inc. (a)	30	227
Richardson Electronics Ltd. (a)	1	11
Rimini Street, Inc. (a) (c)	16	102
Rogers Corp. (a)	4	764
SailPoint Technologies Holdings, Inc. (a)	13	677
Sanmina Corp. (a)	12	479
Sapiens International Corporation N.V. (a)	10	256
ScanSource Inc. (a)	6	179
Science Applications International Corp.	10	835
Semtech Corp. (a)	9	607
Servicesource International, Inc. (a)	4	6
Sharpspring Technologies, Inc. (a)	2	41
ShotSpotter, Inc. (a)	2	120
Silicon Laboratories Inc. (a)	9	1,393
SMART Global Holdings, Inc. (a)	5	244
Smith Micro Software, Inc. (a)	14	75
SolarWinds Corporation (a)	2	35
SPS Commerce, Inc. (a)	5	501
StarTek, Inc. (a)	6	43
Stratasys, Inc. (a)	4	112
Super Micro Computer, Inc. (a)	9	316
Switch Inc - Class A	24	510
Sykes Enterprises Inc. (a)	7	397
Synaptics Incorporated (a)	7	1,078
Synchronoss Technologies, Inc. (a)	6	20
SYNNEX Corporation	8	1,026
Teradata Corporation (a)	20	988
Tessco Technologies Inc. (a)	1	3
Transact Technologies Inc. (a)	—	3
TTEC Holdings, Inc. (a)	8	836
TTM Technologies, Inc. (a)	20	284
Tucows Inc. - Class A (a) (c)	1	46
Ultra Clean Holdings, Inc. (a)	9	471
Unisys Corp. (a)	10	258
Upland Software, Inc. (a)	6	255
Upstate Property Rentals, LLC (a)	8	820

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Usio, Inc. (a)	5	31
Veeco Instruments Inc. (a)	6	143
Verint Systems Inc. (a)	13	602
Verra Mobility Corporation - Class A (a)	26	392
ViaSat, Inc. (a)	13	664
Viavi Solutions Inc. (a)	45	794
VirnetX Holding Corporation (a) (c)	2	10
Vishay Intertechnology Inc.	24	550
Vishay Precision Group, Inc. (a)	3	110
Vontier Corporation	23	739
Wayside Technology Group Inc. (a)	—	9
Xerox Holdings Corporation	36	834
Xperi Holding Corporation (a)	4	83
Zix Corporation (a)	12	85
		76,132
Consumer Discretionary 13.9%
1-800-Flowers.Com, Inc. - Class A (a)	8	244
Abercrombie & Fitch Co. - Class A (a)	13	599
Acushnet Holdings Corp.	15	720
Adient Public Limited Company (a)	18	833
Adtalem Global Education Inc. (a)	13	447
American Axle & Manufacturing Holdings, Inc. (a)	26	271
American Eagle Outfitters, Inc.	33	1,232
American Outdoor Brands, Inc. (a)	4	138
American Public Education, Inc. (a)	5	143
America's Car Mart, Inc. (a)	2	250
Ark Restaurants Corp. (a)	1	11
Asbury Automotive Group, Inc. (a)	4	671
Aspen Group, Inc. (a)	3	18
At Home Group, Inc. (a)	12	428
AutoNation, Inc. (a)	1	128
Ballantyne Strong, Inc. (a)	2	11
Bally's Corporation (a)	9	468
Barnes & Noble Education, Inc. (a)	10	71
Bassett Furniture Industries, Incorporated (a)	2	58
BBQ Holdings, Inc. (a)	1	25
Beazer Homes USA, Inc. (a)	8	155
Bed Bath & Beyond Inc. (a)	21	686
Big 5 Sporting Goods Corporation (a) (c)	3	70
Big Lots Inc.	7	444
BJ's Restaurants, Inc. (a)	5	240
Bloomin' Brands, Inc. (a)	16	441
Bluegreen Vacations Holding Corporation - Class A (a)	5	89
Boot Barn Holdings, Inc. (a)	5	459
Boyd Gaming Corporation (a)	2	112
Brinker International Inc. (a)	6	401
Brunswick Corp.	—	40
Buckle Inc.	10	505
Build-A-Bear Workshop Inc. (a)	4	66
Caleres Inc.	10	259
Callaway Golf Co. (a)	15	493
Camping World Holdings, Inc. - Class A	7	284
Capri Holdings Limited (a)	4	236
CarParts.com, Inc. (a)	11	226
Carriage Services Inc.	4	166
Carrols Restaurant Group, Inc. (a)	13	76
Carter's Inc. (a)	9	891
Cato Corp. - Class A	4	66
Cavco Industries Inc. (a)	2	413
Century Casinos Inc. (a)	7	98
Century Communities Inc.	6	425
Charles & Colvard, Ltd. (a)	4	11
Cheesecake Factory Inc. (a)	7	375
Chico's FAS Inc. (a)	33	217
Childrens Place Retail Stores Inc. (a)	1	109
Choice Hotels International Inc.	5	570
Chuy's Holdings Inc. (a)	5	203
Citi Trends, Inc. (a)	1	72
CLARUS Corporation (a)	7	171
Columbia Sportswear Co. (a)	1	97
Conn's Inc. (a)	7	185
Container Store Group Inc. (a)	13	176
Cooper-Standard Holdings Inc. (a)	4	106
Copa Holdings, S.A. - Class A (a)	5	409
Core-Mark Holding Co. Inc. (a)	9	408
Cornerstone Building Brands, Inc. (a)	24	434
Cracker Barrel Old Country Store, Inc. (a)	3	427
Crocs Inc. (a)	9	1,076
Culp Inc.	2	32
Dana Holding Corp.	27	651
Dave & Buster's Entertainment Inc. (a)	6	233
Del Taco Restaurants Inc. (a)	9	94
Delta Apparel Inc. (a)	2	56
Denny's Corporation (a)	9	150
Designer Brands Inc. - Class A (a)	14	231
Dick's Sporting Goods Inc.	3	284
Dillard's Inc. - Class A	3	540
Dorman Products Inc. (a)	6	654
Duluth Holdings Inc. - Class B (a)	1	25
Educational Development Corporation (a)	1	9
El Pollo Loco Holdings Inc. (a)	7	127
Escalade Inc. (a)	3	70
Ethan Allen Interiors Inc.	7	184
Everi Holdings Inc. (a)	12	297
Express, Inc. (a)	4	28
Fiesta Restaurant Group, Inc. (a)	7	89
Flexsteel Industries Inc. (a)	2	69
Foot Locker, Inc.	19	1,158
Fossil Group, Inc. (a)	13	182
Fox Factory Holding Corp. (a)	4	553
Franchise Group, Inc. (a)	8	293
Frontdoor, Inc. (a)	11	565
Full House Resorts, Inc. (a)	2	17
Funko Inc. - Class A (a)	6	120
Genesco Inc. (a)	3	197
Gentherm Incorporated (a)	7	469
G-III Apparel Group, Ltd. (a)	9	311
Gopro Inc. - Class A (a)	15	177
Graham Holdings Co. - Class B	1	489
Grand Canyon Education, Inc. (a)	9	795
Grantley Adams International Airport Inc. - Class A (a)	4	38
Green Brick Partners Inc. (a)	9	214
Group 1 Automotive Inc.	4	543
Guess Inc.	13	343
H & R Block, Inc.	24	562
Hamilton Beach Brands Holding Company - Class A	1	18
Hanesbrands Inc.	14	270
Harley-Davidson, Inc.	7	331
Haverty Furniture Cos. Inc.	5	197
Helen of Troy Ltd (a)	5	1,092
Hibbett Sports Inc. (a)	3	286
Hilton Grand Vacations Inc. (a)	9	377
Hooker Furniture Corp. (a)	3	100
Horizon Global Corporation (a)	1	11
Houghton Mifflin Harcourt Company (a)	22	245
IMAX Corporation (a)	12	261
iMedia Brands, Inc. - Class A (a)	3	23
Inspired Entertainment, Inc. (a)	4	51
Installed Building Products, Inc.	4	432
International Game Technology PLC	31	742
iRobot Corp. (a)	6	519
J. Alexander's Holdings, Inc. (a)	1	16
Jack in the Box Inc. (a)	4	404
Johnson Outdoors Inc. - Class A (a)	2	216
Just Eat Takeaway.Com N.V. - ADR (a)	5	91
KB Home	18	722
Kirkland's Inc. (a) (c)	2	55
Kohl's Corporation	5	270
Kontoor Brands, Inc.	10	574
Lakeland Industries Inc. (a)	2	36
Lands' End, Inc. (a)	6	265
Laureate Education Inc. - Class A (a)	19	272
La-Z-Boy Inc.	9	317
Lazydays Holdings, Inc. (a)	3	61
LCI Industries	5	650
Legacy Housing Corporation (a)	6	104
Leggett & Platt Inc.	1	29

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
LGI Homes, Inc. (a)	5	810
Lifetime Brands, Inc. (a)	4	55
Lincoln Educational Services Corporation (a)	6	48
Lindblad Expeditions Holdings Inc. (a)	4	69
Liquidity Services, Inc. (a)	7	185
Lumber Liquidators, Inc. (a)	5	111
M/I Homes, Inc. (a)	3	148
Macy's, Inc. (a)	59	1,114
Malibu Boats, Inc. - Class A (a)	4	309
Marine Products Corp.	4	58
MarineMax Inc. (a)	5	238
MasterCraft Boat Holdings, Inc. (a)	5	124
Mattel, Inc. (a)	5	99
MDC Holdings Inc.	13	671
Medifast, Inc.	2	644
Meritage Homes Corporation (a)	2	220
Modine Manufacturing Co. (a)	11	187
Monarch Casino & Resort Inc. (a)	4	240
Monro Inc. (a)	7	428
Motorcar Parts of America Inc. (a)	5	112
Movado Group Inc.	4	133
Murphy USA Inc.	5	703
Nathan's Famous Inc. (a)	1	51
National Vision Holdings, Inc. (a)	16	831
Nautilus, Inc. (a)	8	136
New Home Co. Inc. (a)	2	10
Noodles & Company - Class A (a)	9	115
Obh Inc. - Class A (a)	—	7
Obh Inc. - Class B (a)	1	87
Office Depot, Inc. (a)	11	511
Ollie's Bargain Outlet Holdings Inc. (a)	13	1,075
OneSpaWorld Holdings Limited (a)	19	181
Oxford Industries Inc.	3	344
Papa John's International Inc. (a)	5	494
Party City Holdco Inc. (a)	18	165
Penske Automotive Group, Inc.	7	535
Perdoceo Education Corporation (a)	18	224
PetMed Express Inc. (a)	5	155
Playa Hotels & Resorts N.V. (a)	28	208
PlayAGS, Inc. (a)	7	66
PROG Holdings, Inc.	12	569
Purple Innovation, Inc. (a)	5	132
PVH Corp. (a)	—	51
Quotient Technology Inc. (a)	24	260
Qurate Retail, Inc. - Series A (a)	59	772
RCI Hospitality Holdings, Inc. (a)	2	156
Red Robin Gourmet Burgers, Inc. (a)	4	141
Red Rock Resorts, Inc. - Class A (a)	12	500
Regis Corp. (a) (c)	9	84
Rent-A-Center, Inc. (a)	8	436
Revolve Group - Class A (a)	6	434
Rocky Brands Inc. (a)	2	104
Ruth's Hospitality Group Inc. (a)	6	140
Sally Beauty Holdings, Inc. (a)	19	414
Scientific Games Corporation (a)	10	793
Seaworld Entertainment, Inc. (a)	6	298
Shake Shack Inc. - Class A (a)	5	543
Shoe Carnival Inc. (a)	4	276
Shutterstock Inc.	6	605
Signet Jewelers Limited (a)	10	833
Skyline Corp. (a)	11	611
Sleep Number Corporation (a)	4	397
Smith & Wesson Brands, Inc. (a)	7	249
Sonic Automotive, Inc. - Class A	5	225
Sonos, Inc. (a)	24	830
Sportsman's Warehouse Holdings, Inc. (a)	6	111
Stamps.com Inc. (a)	3	570
Standard Motor Products Inc.	5	220
Steven Madden Ltd. (a)	16	700
Stoneridge, Inc. (a)	6	166
Strategic Education, Inc. (a)	2	115
Strattec Security Corp. (a)	1	38
Stride, Inc. (a)	8	261
Superior Industries International Inc. (a)	1	11
Superior Uniform Group Inc. (a)	3	82
Taylor Morrison Home II Corporation - Class A (a)	25	649
Tempur Sealy International, Inc.	13	529
Tenneco Inc. - Class A (a)	15	284
Terminix Global Hldgs Inc. (a)	20	952
Texas Roadhouse Inc. - Class A (a)	1	140
The Aaron's Company, Inc.	3	106
The Goodyear Tire & Rubber Company (a)	47	804
The Lovesac Company (a)	3	210
The Wendy's Company	31	723
Thor Industries Inc.	7	783
Tilly's Inc. - Class A (a)	6	102
TopBuild Corp. (a)	2	373
TRI Pointe Homes, Inc. (a)	22	478
Tuesday Morning Corporation (a) (c)	7	31
Tupperware Brands Corp. (a)	7	167
Unifi Inc. (a)	2	56
Universal Electronics Inc. (a)	3	126
Universal Technical Institute Inc. (a)	8	52
Urban Outfitters Inc. (a)	19	769
Veoneer, Inc. (a) (c)	2	41
Vera Bradley, Inc. (a)	8	96
Vincent Holding Corp. (a)	1	9
Vista Outdoor Inc. (a)	12	538
Visteon Corporation (a)	4	503
VOXX International Corporation - Class A (a)	5	69
Weyco Group Inc. (a)	1	13
Wingstop Inc. (a)	4	663
Winmark Corp. (a)	1	118
Winnebago Industries Inc.	6	390
Wolverine World Wide, Inc.	16	545
WW International, Inc. (a)	9	338
Wyndham Destinations, Inc.	12	714
YETI Holdings, Inc. (a)	3	300
Zovio Inc. (a)	2	6
Zumiez Inc. (a)	5	247
		74,991
Health Care 13.1%
Abeona Therapeutics Inc. (a)	4	7
AC Immune SA (a) (c)	2	13
Acadia Healthcare Company, Inc. (a)	17	1,094
Accuray Incorporated (a)	23	105
Adaptive Biotechnologies Corporation (a)	4	172
Addus HomeCare Corporation (a)	4	309
Adicet Bio, Inc. (a) (c)	4	46
ADMA Biologics, Inc. (a)	15	24
Aduro Biotech, Inc. (a) (d)	3	—
Adverum Biotechnologies, Inc. (a)	2	8
Aeglea Biotherapeutics, Inc. (a)	10	69
Agios Pharmaceuticals, Inc. (a)	2	100
AIM ImmunoTech Inc. (a)	8	17
Akebia Therapeutics, Inc. (a)	42	160
Akero Therapeutics Inc. (a) (c)	9	212
Albireo Pharma, Inc. (a)	5	178
Aldeyra Therapeutics, Inc. (a)	3	29
Alector, Inc. (a)	1	23
Alkermes Public Limited Company (a)	30	729
Allakos Inc. (a)	1	78
Allscripts Healthcare Solutions, Inc. (a)	30	558
AMN Healthcare Services, Inc. (a)	9	867
Amneal Pharmaceuticals, Inc. - Class A (a)	40	206
Amphastar Pharmaceuticals, Inc. (a)	12	244
Anaptysbio, Inc. (a)	7	192
AngioDynamics, Inc. (a)	11	293
ANI Pharmaceuticals, Inc. (a)	3	117
Anika Therapeutics, Inc. (a)	4	172
Antares Pharma, Inc. (a)	39	170
Apex Medical Corp. (a)	7	77
Apollo Medical Holdings, Inc. (a)	7	469
Applied Genetic Technologies Corporation (a)	2	9
Applied Therapeutics, Inc. (a)	1	13
Aptinyx Inc. (a)	6	16
Aravas Inc. (a)	2	4
Aravive Biologics, Inc. (a)	2	13
Arcus Biosciences, Inc. (a)	3	73

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Arcutis Biotherapeutics, Inc. (a)	2	53
Ardelyx, Inc. (a)	27	202
Arena Pharmaceuticals, Inc. (a)	12	812
Arvinas Operations, Inc. (a)	1	81
Assembly Biosciences, Inc. (a)	3	13
Atara Biotherapeutics, Inc. (a)	14	222
Athenex, Inc. (a)	9	42
Atreca, Inc. - Class A (a) (c)	6	48
AtriCure, Inc. (a)	9	684
Atrion Corporation (a)	—	258
Atyr Pharma, Inc. (a)	1	5
Avanos Medical, Inc. (a)	9	335
AVEO Pharmaceuticals, Inc. (a)	4	25
AVROBIO, Inc. (a)	5	47
AxoGen, Inc. (a)	9	198
Axonics Modulation Technologies, Inc. (a)	7	440
Berks County Industrial Development Authority (a)	4	34
BioDelivery Sciences International, Inc. (a)	19	70
BioLife Solutions, Inc. (a)	1	41
BioSig Technologies, Inc. (a)	1	5
Bluebird Bio, Inc. (a)	2	67
Brookdale Senior Living Inc. (a)	38	296
Calithera Biosciences, Inc. (a)	6	12
Calyxt, Inc. (a)	1	4
Cara Therapeutics, Inc. (a)	8	110
Cardiovascular Systems Inc. (a)	7	296
Caredx, Inc. (a)	2	141
CASI Pharmaceuticals, Inc. (a)	17	26
Cassava Sciences, Inc. (a) (c)	1	85
Castlight Health, Inc. - Class B (a)	13	34
Catabasis Pharmaceuticals, Inc. (a)	2	4
Catalyst Bio, Inc. (a)	5	20
Catalyst Pharmaceuticals, Inc. (a)	28	161
Celldex Therapeutics, Inc. (a)	8	269
Champions Oncology, Inc. (a)	1	5
Chembio Diagnostics, Inc. (a)	2	5
Chiasma, Inc. (a)	4	20
Chimerix, Inc. (a)	19	152
Chinook Therapeutics, Inc. (a)	6	83
Codexis, Inc. (a)	14	308
Collegium Pharmaceutical, Inc. (a)	9	221
Community Health Systems Inc. (a)	26	395
Computer Programs & Systems Inc. (a)	4	127
Concert Pharmaceuticals Inc. (a)	4	16
Conmed Corp. (a)	5	745
Constellation Pharmaceuticals, Inc. (a)	3	117
Corcept Therapeutics Inc. (a)	20	434
Corvel Corp. (a)	4	510
Corvus Pharmaceuticals Inc. (a) (c)	1	3
Covetrus, Inc. (a)	26	705
Crinetics Pharmaceuticals, Inc. (a)	8	157
Cross Country Healthcare Inc. (a)	10	167
CryoLife Inc. (a)	8	241
Cue Biopharma, Inc. (a)	2	28
Cumberland Pharmaceuticals Inc. (a)	3	8
Cutera Inc. (a)	1	50
Cyclerion Therapeutics, Inc. (a)	3	10
Cymabay Therapeutics, Inc. (a)	11	49
Cytomx Therapeutics, Inc. (a)	14	87
CytoSorbents Corporation (a)	5	39
Deciphera Pharmaceuticals, Inc. (a)	3	110
DURECT Corporation (a)	39	64
Eagle Pharmaceuticals Inc. (a)	3	107
Editas Medicine, Inc. (a)	13	761
Eiger Biopharmaceuticals, Inc. (a)	6	53
Electromed, Inc. (a)	1	9
Emergent BioSolutions Inc. (a)	5	304
Enanta Pharmaceuticals, Inc. (a)	5	210
Endo International Public Limited Company (a)	47	221
Envista Holdings Corporation (a)	15	632
Enzo Biochem Inc. (a)	10	30
Epizyme, Inc. (a)	3	25
Evelo Biosciences, Inc. (a) (c)	2	32
Evolent Health, Inc. - Class A (a)	17	365
Evolus, Inc. (a)	—	4
Exagen Inc. (a)	1	12
Exicure, Inc. (a)	14	21
Eyepoint Pharmaceuticals, Inc. (a) (c)	2	16
FibroGen, Inc. (a)	2	44
Five Star Senior Living Inc. (a)	4	22
Fluidigm Corporation (a) (c)	15	92
Fonar Corporation (a)	1	21
Frequency Therapeutics, Inc. (a) (c)	1	12
F-Star Therapeutics, Inc. (a) (c)	2	16
Fulcrum Therapeutics, Inc. (a)	3	28
Fulgent Genetics, Inc. (a) (c)	1	121
G1 Therapeutics, Inc. (a)	10	224
Genprex, Inc. (a)	3	10
Geron Corp. (a) (c)	20	28
Glaukos Corp. (a)	7	558
Global Blood Therapeutics, Inc. (a)	5	168
GlycoMimetics, Inc. (a)	5	10
Gritstone Oncology, Inc. (a)	13	122
Haemonetics Corp. (a)	2	113
Halozyme Therapeutics, Inc. (a)	21	933
Hanger, Inc. (a)	9	221
Harpoon Therapeutics, Inc. (a)	8	109
Harvard Bioscience Inc. (a)	11	90
Health Catalyst, Inc. (a)	8	468
Healthcare Services Group Inc. (a)	15	471
HealthEquity, Inc. (a)	13	1,044
Healthstream, Inc. (a)	8	214
Heron Therapeutics, Inc. (a)	13	204
Heska Corporation (a)	2	496
Homology Medicines, Inc. (a)	4	26
Hookipa Pharma Inc. (a)	4	37
iCAD, Inc. (a)	1	24
ICU Medical, Inc. (a)	4	839
IGM Biosciences, Inc. (a) (c)	2	137
ImmunoPrecise Antibodies Ltd. (a)	—	2
InfuSystem Holdings, Inc. (a)	5	95
Innoviva, Inc. (a)	17	230
Inogen, Inc. (a)	5	310
Inotiv, Inc. (a)	3	79
Inovalon Holdings, Inc. - Class A (a)	14	460
Integer Holdings Corporation (a)	7	615
Integra LifeSciences Holdings Corp. (a)	16	1,105
Intellia Therapeutics, Inc. (a)	11	1,856
Intersect ENT, Inc. (a)	3	53
Intra-Cellular Therapies, Inc. (a)	3	138
Invacare Corp. (a)	9	76
Iradimed Corp. (a)	3	75
Ironwood Pharmaceuticals, Inc. - Class A (a)	26	336
Iveric Bio, Inc. (a)	19	118
Jounce Therapeutics Inc. (a)	15	99
Kala Pharmaceuticals Inc. (a)	2	9
KalVista Pharmaceuticals Inc. (a)	2	50
Karuna Therapeutics, Inc. (a)	3	318
Kezar Life Sciences, Inc. (a)	2	10
Kindred Healthcare Inc. (a)	11	100
Kiniksa Pharmaceuticals Ltd. - Class A (a)	8	108
Krystal Biotech, Inc. (a)	4	290
Kura Oncology, Inc. (a)	7	143
Lannett Co. Inc. (a)	8	37
Lantheus Holdings Inc. (a)	14	384
Larimar Therapeutics, Inc. (a) (c)	2	16
LeMaitre Vascular Inc. (a)	5	290
Lensar, Inc. (a)	1	9
Lexicon Pharmaceuticals, Inc. (a)	35	159
LHC Group, Inc. (a)	4	836
Ligand Pharmaceuticals Incorporated (a)	3	398
Lineage Cell Therapeutics, Inc. (a) (c)	4	13
Liquidia Technologies, Inc. (a)	4	10
LivaNova PLC (a)	9	782
Logicbio Therapeutics, Inc. (a)	2	9
Luminex Corporation (a)	1	43
MacroGenics Inc. (a)	13	341
Madrigal Pharmaceuticals Inc. (a)	1	97
Magellan Health Services Inc. (a)	1	140
Magenta Therapeutics, Inc. (a)	12	119

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Marker Cell Therapy, Inc. (a)	9	24
MediciNova, Inc. (a) (c)	3	13
Mednax, Inc. (a)	16	491
Medpace Holdings, Inc. (a)	6	1,048
MEI Pharma, Inc. (a)	22	63
MeiraGTx Holdings plc (a)	9	145
Meridian Bioscience Inc. (a)	12	260
Merit Medical Systems Inc. (a)	11	710
Merrimack Pharmaceuticals Inc. (a)	1	5
Mersana Therapeutics, Inc. (a)	4	61
Mesa Laboratories, Inc. (a)	—	131
Milestone Pharmaceuticals Inc. (a)	2	9
Minerva Neurosciences Inc. (a)	7	16
ModivCare Inc. (a)	3	437
Molecular Templates, Inc. (a)	5	42
Morphic Holding, Inc. (a)	1	53
Mustang Bio, Inc. (a)	16	54
Myriad Genetics, Inc. (a)	14	433
Nabriva Therapeutics Public Limited Company (a) (c)	1	1
NanoString Technologies, Inc. (a)	3	194
National Healthcare Corp.	3	220
National Research Corp. (a)	3	118
Natus Medical Inc. (a)	9	226
Nektar Therapeutics (a)	35	607
Neogen Corp. (a)	17	794
Neogenomics Laboratories, Inc. (a)	12	538
Neoleukin Therapeutics, Inc. (a) (c)	2	22
Nevro Corp. (a)	3	449
Nextcure, Inc. (a)	6	50
Nextgen Healthcare Inc. (a)	15	247
NGM Biopharmaceuticals, Inc. (a)	8	167
NuVasive Inc. (a)	10	686
Odonate Therapeutics, Inc. (a)	5	18
Omnicell, Inc. (a)	8	1,142
Oncocyte Corporation (a)	10	55
Onconova Therapeutics, Inc. (a) (c)	3	20
OPKO Health, Inc. (a) (c)	80	324
OptimizeRX Corporation (a)	3	194
Option Care Health, Inc. (a)	22	486
Orasure Technologies, Inc. (a)	8	86
Orgenesis Inc. (a)	2	12
Orthofix Medical Inc. (a)	5	193
Orthopediatrics Corp. (a)	4	251
Osmotica Pharmaceuticals Public Limited Company (a) (c)	2	6
Otonomy, Inc. (a)	6	13
Owens & Minor Inc.	15	616
Oyster Point Pharma, Inc. (a) (c)	1	9
Pacira Biosciences, Inc. (a)	9	562
Patterson Cos. Inc. (a)	19	577
PDL BioPharma, Inc. (a) (d)	14	35
Perrigo Company Public Limited Company	20	899
Personalis, Inc. (a)	8	211
PetIQ, Inc. - Class A (a) (c)	6	243
Phibro Animal Health Corporation - Class A (a)	4	122
Pieris AG (a)	12	48
Pphm, Inc. (a)	12	313
Premier Healthcare Solutions, Inc. - Class A	17	607
Prestige Consumer Healthcare Inc. (a)	9	471
Progyny, Inc. (a)	13	782
Protagonist Therapeutics, Inc. (a)	7	306
Prothena Corporation Public Limited Company (a)	9	437
Quanterix Corporation (a)	6	373
R1 RCM Inc. (a)	24	536
RadNet Inc. (a)	10	342
Raptor Pharmaceuticals Inc. (a)	2	48
Regenxbio Inc. (a)	9	344
Revance Therapeutics Inc. (a)	12	369
ReWalk Robotics Ltd. (a)	5	8
Rhythm Pharmaceuticals, Inc. (a)	4	70
Rigel Pharmaceuticals Inc. (a)	7	29
Rocket Pharmaceuticals, Ltd. (a)	11	465
Rubius Therapeutics, Inc. (a)	4	102
Sage Therapeutics Inc. (a)	10	541
Sangamo Therapeutics Inc. (a)	30	357
Satsuma Pharmaceuticals, Inc. (a)	5	35
Scholar Rock Holding Corporation (a)	1	33
scPharmaceuticals Inc. (a)	—	1
SeaSpine Holdings Corporation (a)	6	130
Select Medical Holdings Corporation	26	1,084
Shockwave Medical, Inc. (a)	3	498
SI-BONE, Inc. (a)	6	177
SIGA Technologies, Inc. (a)	17	109
Simulations Plus Inc. (a)	—	12
Sio Gene Therapies, Inc. (a)	8	22
Solid Biosciences Inc. (a)	1	4
Spectrum Pharmaceuticals, Inc. (a)	21	79
Spero Therapeutics, Inc. (a) (c)	7	97
Springworks Therapeutics, Inc. (a)	1	114
Staar Surgical Co. (a)	6	927
Stereotaxis, Inc. (a)	16	156
Stoke Therapeutics, Inc. (a) (c)	4	130
Strongbridge Biopharma Public Limited Company (a)	14	41
Supernus Pharmaceuticals Inc. (a)	11	340
Surface Oncology, Inc. (a)	9	67
Surgalign Holdings, Inc. (a)	9	12
SurModics Inc. (a)	4	197
Sutro Biopharma, Inc. (a)	8	149
Symbion, Inc. (a)	12	786
Syndax Pharmaceuticals, Inc. (a)	3	46
Synlogic Operating Company, Inc. (a)	2	8
Syros Pharmaceuticals, Inc. (a) (c)	1	7
Tactile Systems Technology, Inc. (a)	5	241
Tandem Diabetes Care Inc. (a)	1	138
Taro Pharmaceutical Industries Ltd (a)	4	277
TCR2 Therapeutics Inc. (a)	8	125
Tenet Healthcare Corporation (a)	16	1,070
The Ensign Group, Inc. (a)	11	933
The Joint Corp (a)	3	274
The Pennant Group, Inc. (a)	6	241
Tivity Health, Inc. (a)	11	285
TRACON Pharmaceuticals, Inc. (a)	3	21
TransMedics Group, Inc. (a)	6	214
Travere Therapeutics, Inc. (a)	10	139
Tricida, Inc. (a)	1	6
Triple-S Management Corp. - Class B (a)	7	150
Turning Point Therapeutics, Inc. (a)	5	373
U. S. Physical Therapy, Inc.	3	303
Unity Biotechnology, Inc. (a)	2	9
Utah Medical Products Inc. (a)	1	74
Vanda Pharmaceuticals Inc. (a)	14	304
Vapotherm, Inc. (a)	1	34
Varex Imaging Corporation (a)	9	253
Venus Concept Inc. (a)	10	31
Verastem, Inc. (a)	35	141
Vericel Corporation (a) (c)	8	419
Verrica Pharmaceuticals Inc. (a) (c)	1	12
ViewRay, Inc. (a)	33	221
Viking Therapeutics, Inc. (a) (c)	12	72
Vocera Communications, Inc. (a)	7	273
Voyager Therapeutics, Inc. (a)	3	11
VYNE Therapeutics Inc. (a) (c)	—	2
Wave Life Sciences Ltd. (a)	2	13
X4 Pharmaceuticals, Inc. (a)	5	32
Xencor, Inc. (a)	10	346
Xenon Pharmaceuticals Inc. (a)	1	21
ZIOPHARM Oncology, Inc. (a) (c)	28	73
Zogenix, Inc. (a)	11	191
		70,443
Materials 6.3%
Advanced Emissions Solutions, Inc. (a)	4	26
AdvanSix Inc. (a)	8	227
AgroFresh Solutions, Inc. (a)	4	9
Alcoa Corporation (a)	26	971
Allegheny Technologies Incorporated (a)	27	554
Alpha Metallurgical Resources, Inc. (a)	5	126
American Vanguard Corporation	8	139
Ampco-Pittsburgh Corporation (a)	3	16
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Andina Acquisition Corporation (a) (c)	12	257
Arconic Corporation (a)	20	728
Ashland Global Holdings Inc.	12	1,021
Avient Corporation	18	894
Balchem Corporation (a)	6	815
Cabot Corp.	9	490
Carpenter Technology Corp.	9	354
Century Aluminum Co. (a)	17	224
Chase Corporation	2	221
Clearwater Paper Corporation (a)	2	56
Coeur d'Alene Mines Corp. (a)	49	432
Commercial Metals Co.	22	677
Compass Minerals International, Inc.	6	371
Comstock Mining Inc. (a) (c)	6	23
Core Molding Technologies Inc. (a)	—	3
Domtar Corp. (a)	7	379
Eagle Materials Inc. (a)	8	1,116
Element Solutions, Inc.	45	1,059
Ferro Corporation (a)	13	289
Ferroglobe PLC (a)	44	268
Ferroglobe Rep and Warranty Insurance Trust (a) (d)	9	—
Flotek Industries Inc. (a)	5	9
Forterra, Inc. (a)	5	126
Fortitude Gold Corporation (a)	2	16
Friedman Industries, Incorporated	2	20
FutureFuel Corp.	10	99
GCP Applied Technologies Inc. (a)	13	310
Glatfelter Corporation	8	117
Gold Resource Corporation	18	47
Graphic Packaging Holding Company	55	1,000
Greif Inc. - Class A	5	311
Greif Inc. - Class B	2	147
H.B. Fuller Company	10	613
Hawkins Inc. (a)	5	149
Haynes International Inc. (a)	3	104
Hecla Mining Co.	70	521
Huntsman Corp.	12	316
Ingevity Corporation (a)	6	506
Innospec Inc. (a)	5	421
Intrepid Potash, Inc. (a)	4	125
Kaiser Aluminum Corporation (a)	2	277
Koppers Holdings Inc. (a)	4	139
Kraton Corporation (a)	6	208
Kronos Worldwide, Inc.	13	185
Livent Corporation (a)	28	536
Louisiana-Pacific Corp.	15	934
LSB Industries Inc. (a)	3	17
Materion Corp.	4	281
Mercer International Inc. (a)	18	225
Minera Andes Inc. (a)	4	5
Minerals Technologies Inc.	6	480
Myers Industries Inc.	9	188
Neenah Inc.	3	160
NewMarket Corp.	2	552
Nexa Resources S.A. (c)	7	62
O-I Glass, Inc. (a)	20	324
Olin Corporation	21	960
Olympic Steel, Inc. (a)	3	81
Park Aerospace Technologies Corp. (a)	5	77
PQ Group Holdings Inc. (a)	23	348
Quaker Chemical Corp.	3	683
Ranpak Holdings Corp - Class A (a)	15	384
Rayonier Advanced Materials Inc. (a)	17	110
Resolute Forest Products Inc. (a)	19	229
Ryerson Holding Corp. (a)	11	156
Schnitzer Steel Industries Inc. - Class A (a)	5	244
Schweitzer-Mauduit International Inc.	5	200
Select Interior Concepts, Inc. - Class A (a)	4	40
Sensient Technologies Corporation	8	716
Silgan Holdings Inc. (a)	21	868
Smith-Midland Corporation (a)	1	14
Stepan Co.	4	492
Summit Materials, Inc. - Class A (a)	21	745
SunCoke Energy, Inc.	23	161
Synalloy Corp. (a)	2	16
The Chemours Company	25	871
TimkenSteel Corp. (a)	12	165
Trecora Resources (a)	7	57
Tredegar Corp.	8	116
Trinseo S.A.	7	408
Tronox Holdings PLC	28	635
U.S. Concrete, Inc. (a)	2	122
UFP Technologies Inc. (a)	2	86
United States Lime & Minerals Inc. (a)	1	190
United States Steel Corporation	38	908
Universal Stainless & Alloy Products Inc. (a)	1	11
Valvoline, Inc.	25	803
Venator Materials PLC (a)	28	132
Verso Corporation - Class A	8	148
W. R. Grace & Co.	9	651
Warrior Met Coal, Inc.	10	172
Worthington Industries Inc.	9	576
		33,850
Energy 5.4%
Adams Resources & Energy, Inc.	1	22
Alto Ingredients, Inc. (a)	19	117
Altus Midstream LP - Class A (a)	1	52
Antero Midstream Corporation	84	877
Antero Resources Corporation (a)	60	897
Arch Resources, Inc. - Class A (a)	5	257
Archrock, Inc.	35	311
Aspen Aerogels, Inc. (a)	5	144
Berry Corporation (Bry) (a)	18	123
Bonanza Creek Energy, Inc.	2	91
Bristow Group Inc. (a)	1	20
Cabot Oil & Gas Corp.	24	424
Cactus Inc. - Class A	8	286
Callon Petroleum Company (a)	7	424
Centennial Resource Development, LLC - Class A (a)	49	334
Centrus Energy Corp. - Class A (a)	3	64
ChampionX Corporation (a)	39	991
Chesapeake Energy Corporation (a)	2	124
Cimarex Energy Co.	12	903
Clean Energy Fuels Corp. (a)	41	417
CNX Resources Corporation (a)	41	558
Comstock Resources, Inc. (a)	39	260
CONSOL Mining Corporation (a)	9	165
Core Laboratories N.V.	8	317
CVR Energy, Inc. (a)	16	285
Dawson Geophysical Co. (a)	2	5
Delek US Holdings, Inc. (a)	16	343
Denbury Inc. (a)	10	739
DHT Holdings, Inc.	30	193
DMC Global Inc. (a)	4	248
Dorian LPG Ltd. (a)	12	165
Dril-Quip Inc. (a)	7	230
Earthstone Energy, Inc. - Class A (a)	12	128
Enlink Midstream, LLC	76	484
EQT Corporation (a)	50	1,103
Equitrans Midstream Corp.	77	651
Evolution Petroleum Corporation	3	16
Exterran Trinidad LLC (a)	6	31
Falcon Minerals Corporation - Class A (a)	10	52
Forum Energy Technologies, Inc. (a)	1	35
Frank's International N.V. (a)	51	154
FTS International, Inc. - Class A (a)	2	43
Geospace Technologies Corporation (a)	2	17
Gevo, Inc. (a)	13	93
Goodrich Petroleum Corporation (a)	2	36
Green Plains Renewable Energy Inc. (a)	8	271
Gulf Island Fabrication Inc. (a)	2	7
Helix Energy Solutions Group, Inc. (a)	22	126
Helmerich & Payne Inc.	18	575
HollyFrontier Corp. (a)	29	966
Independence Contract Drilling, Inc. (a)	—	1
International Seaways, Inc.	7	134
KLX Energy Services Holdings, Inc. (a) (c)	—	3
Kosmos Energy Ltd. (a)	80	276

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Laredo Petroleum, Inc. (a)	2	165
Liberty Oilfield Services Inc. - Class A (a)	33	461
Magnolia Oil & Gas Corp. - Class A (a)	33	513
Mammoth Energy Services, Inc. (a)	1	5
Marathon Oil Corporation	26	358
Matador Resources Co.	22	809
Matrix Service Co. (a)	8	83
Murphy Oil Corporation	28	643
Nabors Industries Ltd (a)	1	76
NACCO Industries Inc. - Class A	1	24
Natural Gas Services Group, Inc. (a)	1	11
Newpark Resources Inc. (a)	20	68
NextDecade, LLC (a)	5	21
NexTier Oilfield Solutions Inc. (a)	41	193
Nine Energy Service, Inc. (a) (c)	2	5
Nordic American Tankers Limited	19	61
NOV Inc. (a)	29	443
Oasis Petroleum Inc. (a)	2	205
Oceaneering International, Inc. (a)	19	290
Oil States International Inc. (a)	15	114
Overseas Shipholding Group, Inc. - Class A (a)	17	36
Par Pacific Holdings, Inc. (a)	16	262
Patterson-UTI Energy Inc. (a)	34	333
PBF Energy Inc. - Class A (a)	21	323
PDC Energy, Inc. (a)	17	791
Peabody Energy Corp. (a)	23	181
Penn Virginia Corporation (a)	1	33
Phx Minerals Inc. - Class A	5	19
Primeenergy Resources Corporation (a)	—	5
Propetro Holding Corp. (a)	21	197
Range Resources Corporation (a)	48	796
Reg Biofuels, LLC (a)	9	535
REX Stores Corp. (a)	1	115
Riley Exploration - Permian, LLC (c)	1	15
Ring Energy Inc. (a) (c)	18	55
RPC Inc. (a)	29	145
SandRidge Energy, Inc. (a)	8	49
Scorpio Tankers Inc.	10	225
SEACOR Marine Holdings Inc. (a)	1	6
Select Energy Services, Inc. - Class A (a)	20	120
SFL Corporation Ltd.	27	203
SilverBow Resources, Inc. (a)	3	62
SM Energy Company	21	517
Solaris Oilfield Infrastructure, Inc. - Class A	4	42
Southwestern Energy Co. (a)	114	645
Talos Energy Inc. (a)	17	267
Targa Resources Corp.	—	20
Technip Energies N.V. - ADR (a)	6	77
TechnipFMC PLC	57	513
Teekay Tankers Ltd. - Class A (a)	7	100
TETRA Technologies, Inc. (a)	34	147
Tidewater Inc. (a)	10	123
Transocean Ltd. (a)	110	499
TravelCenters of America, Inc. (a)	3	94
U.S. Silica Holdings, Inc. (a)	20	226
Uranium Energy Corp. (a) (c)	35	94
VAALCO Energy, Inc. (a)	13	42
W&T Offshore, Inc. (a)	19	91
Whiting Petroleum Corporation (a)	7	383
World Fuel Services Corp.	12	378
		28,900
Consumer Staples 3.9%
Alico, Inc. (a)	2	65
B&G Foods, Inc. (c)	3	101
Bioceres Crop Solutions Corp. (a) (c)	1	11
BJ's Wholesale Club Holdings, Inc. (a)	21	1,009
Calavo Growers Inc. (a)	4	285
Cal-Maine Foods Inc. (a)	7	241
Celsius Holdings, Inc. (a)	14	1,062
Central Garden & Pet Co. (a)	2	114
Central Garden & Pet Co. - Class A (a)	8	372
Coca-Cola Consolidated Inc. (a)	1	446
Coty Inc. - Class A (a)	19	176
Del Monte Fresh Produce Company	8	248
E.L.F. Beauty, Inc. (a)	5	136
Edgewell Personal Care Colombia S A S	9	382
Energizer Holdings, Inc.	6	260
Farmer Bros. Co. (a)	4	55
Flowers Foods Inc.	40	974
Grocery Outlet Holding Corp. (a)	16	568
Hain Celestial Group Inc. (a)	20	783
Herbalife Nutrition Ltd. (a)	10	541
Hostess Brands, Inc. - Class A (a)	25	408
Ingles Markets Inc. - Class A (a)	3	163
Ingredion Inc.	7	606
Inter Parfums Inc. (a)	3	220
J&J Snack Foods Corp. (a)	4	653
John B. Sanfilippo & Son Inc. (a)	2	179
Lancaster Colony Corp. (a)	4	703
Landec Corp. (a)	7	80
LifeVantage Corporation (a)	2	13
Limoneira Co. (a)	4	78
MGPI Processing, Inc. (a)	4	253
National Beverage Corp. (a)	12	572
Natural Alternatives International Inc. (a)	1	15
Natural Grocers By Vitamin Cottage, Inc.	5	52
Natural Health Trends Corp. (a)	1	6
Nature's Sunshine Products Inc. (a)	5	87
Newage, Inc. (a)	26	58
Nu Skin Enterprises, Inc. - Class A	7	422
Oil-Dri Corp. of America	—	14
Pilgrim's Pride Corporation (a)	24	533
PriceSmart Inc. (a)	6	563
Rite Aid Corporation (a)	13	220
Rocky Mountain Chocolate Factory, Inc. (a)	2	11
Sanderson Farms Inc. (a)	4	779
Seaboard Corp.	—	557
Seneca Foods Corp. - Class A (a)	2	84
SpartanNash Co. (a)	6	122
Spectrum Brands Legacy, Inc.	8	658
Sprouts Farmers Market, Inc. (a)	23	567
The Andersons, Inc. (a)	9	276
The Chefs' Warehouse, Inc. (a)	7	231
The Simply Good Foods Company (a)	19	684
Tootsie Roll Industries Inc. (c)	8	260
Treehouse Foods, Inc. (a)	11	470
Turning Point Brands, Inc.	4	189
United Natural Foods Inc. (a)	11	391
United-Guardian Inc. (a)	—	2
Universal Corp.	5	264
USANA Health Sciences, Inc. (a)	4	393
Vector Group Ltd.	26	372
Village Super Market Inc. - Class A (a)	2	51
WD-40 Co. (a)	2	498
Weis Markets Inc.	5	272
		20,858
Communication Services 3.0%
Alaska Communications Systems Group, Inc. (a)	2	8
AMC Networks, Inc. - Class A (a)	6	433
Anterix Inc. (a)	5	304
ATN International Limited (a)	3	155
Audacy, Inc. - Class A (a)	40	171
Boston Omaha Corporation - Class A (a)	5	171
Cargurus Inc. - Class A (a)	12	327
Cars.com Inc. (a)	11	161
Cincinnati Bell Inc. (a)	4	59
Cinemark Holdings, Inc. (a)	24	537
Cogent Communications Group, Inc. (a)	7	545
comScore, Inc. (a)	20	101
Consolidated Communications Holdings Inc. (a)	20	173
Cumulus Media Inc. - Class A (a)	3	49
Daily Journal Corp. (a)	—	106
DHI Group, Inc. (a)	12	41
Dolphin Entertainment, LLC (a)	2	21
Emerald Holding, Inc. (a)	3	14
Entravision Communications Corporation - Class A	7	45
Eventbrite, Inc. - Class A (a)	3	64
EW Scripps Co. - Class A (a)	13	262

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Fluent Inc. (a)	18	53
Gannett Media Corp. (a)	8	42
Globalstar, Inc. (a)	61	109
Gray Television, Inc.	17	397
Hemisphere Media Group, Inc. - Class A (a)	5	60
IDT Corp. - Class B (a)	5	189
iHeartMedia, Inc. - Class A (a)	23	618
Iridium Communications Inc. (a)	27	1,073
John Wiley & Sons Inc. - Class A	9	568
Lee Enterprises, Incorporated (a)	1	33
Liberty Braves Group - Series A (a)	2	62
Liberty Braves Group - Series C (a)	8	226
Liberty Latin America Ltd. - Class A (a)	10	134
Liberty Latin America Ltd. - Class C (a)	32	455
Liberty TripAdvisor Holdings Inc. - Series A (a)	9	38
Lions Gate Entertainment Corp. - Class A (a)	16	321
Lions Gate Entertainment Corp. - Class B (a)	25	461
Loral Spacecom Corporation (a)	4	169
Madison Square Garden Entertainment Corp. - Class A (a)	4	297
Magnite, Inc. (a)	14	459
Marchex, Inc. - Class B (a)	—	—
Marcus Corp. (a) (c)	6	134
Meredith Corporation (a)	6	278
MSG Networks Inc. - Class A (a)	9	128
National CineMedia, Inc. (a)	14	70
Nexstar Media Group, Inc. - Class A (a)	8	1,144
Ooma, Inc. (a)	1	26
QuinStreet, Inc. (a)	13	240
Reading International Inc. - Class A (a)	2	17
Saga Communications Inc. - Class A (a)	—	6
Scholastic Corp. (a)	2	82
Sciplay Corporation - Class A (a) (c)	6	100
Shenandoah Telecommunications Company (a)	10	492
Spok Holdings, Inc. (a)	1	10
TechTarget, Inc. (a)	5	410
TEGNA Inc.	40	751
Telephone & Data Systems Inc.	18	415
Townsquare Media Inc. - Class A (a)	3	41
Travelzoo (a)	2	30
TripAdvisor Inc. (a)	15	618
Truecar, Inc. (a)	25	141
US Cellular Corp. (a)	7	260
Vonage Holdings Corp. (a)	23	337
World Wrestling Entertainment, Inc. - Class A	8	491
Yelp Inc. (a)	15	608
Zedge, Inc. - Class B (a)	1	20
		16,360
Utilities 2.6%
ALLETE, Inc.	9	608
American States Water Company	5	393
Artesian Resources Corporation - Class A (a)	2	77
Atlantica Yield PLC (a)	18	657
Avista Corporation	11	459
Black Hills Corporation	11	721
Brookfield Renewable Corporation - Class A (a)	8	321
California Water Service Group	8	437
Chesapeake Utilities Corporation	3	328
Clearway Energy, Inc. - Class A	4	112
Clearway Energy, Inc. - Class C	11	298
Consolidated Water Co. Ltd. (a)	2	26
Genie Energy Ltd. - Class B (a)	4	22
Hawaiian Electric Industries Inc.	16	665
IDACORP Inc.	8	822
MDU Resources Group Inc.	5	165
MGE Energy, Inc. (a)	5	403
Middlesex Water Co. (a)	3	213
National Fuel Gas Company	13	658
New Jersey Resources Corp.	19	734
Northwest Natural Holding Company	5	286
NorthWestern Corp. (a)	8	495
One Gas, Inc.	7	547
Ormat Technologies Inc.	8	534
Otter Tail Corp. (a)	7	328
PNM Resources, Inc.	5	231
Portland General Electric Co.	14	646
Pure Cycle Corporation (a)	3	47
RGC Resources, Inc. (a)	1	33
SJW Corp.	3	201
South Jersey Industries Inc.	17	435
Southwest Gas Corp.	8	526
Spark Energy Inc. - Class A (a) (c)	3	32
Spire, Inc.	9	648
Sunnova Energy International Inc. (a)	17	639
Unitil Corp.	3	169
York Water Co. (a)	3	123
		14,039
Real Estate 0.9%
BBX Capital, Inc. - Class A (a)	2	13
CTO Realty Growth, Inc.	1	33
Cushman & Wakefield PLC (a)	42	732
Dwight A. Walker Real Estate, Inc. - Class A	5	161
eXp World Holdings, Inc. (a)	3	135
First Industrial Realty Trust, Inc. (a)	1	58
Five Point Holdings, LLC - Class A (a)	16	132
Florida Rock Properties, Inc. (a)	2	120
Forestar Group Inc. (a)	9	197
Kennedy-Wilson Holdings Inc.	25	498
Marcus & Millichap Inc. (a)	6	249
Maui Land & Pineapple Co. Inc. (a)	1	11
Newmark Group, Inc. - Class A (a)	32	379
Rafael Holdings, Inc. - Class B (a)	4	180
Realogy Holdings Corp. (a)	21	388
Redfin Corporation (a)	3	166
St. Joe Co.	11	509
Tejon Ranch Co. (a)	6	93
The Howard Hughes Corporation (a)	6	585
The RMR Group Inc. - Class A (a)	2	70
		4,709
Total Common Stocks (cost $462,812)		538,113
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (a) (e)	1	42
Consumer Discretionary 0.0%
Qurate Retail, Inc., 8.00%, 03/15/31 (a)	—	17
Total Preferred Stocks (cost $60)		59
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (d)	11	17
First Eagle Private Credit, LLC (a) (d)	3	—
Lantheus Holdings, Inc. (a) (d)	3	—
Pfenex Inc. (a) (d)	2	2
ZAGG Inc (a) (d)	4	—
Total Rights (cost $1)		19
WARRANTS 0.0%
Nabors Industries Ltd (a) (d)	—	3
Total Warrants (cost $0)		3
OTHER EQUITY INTERESTS 0.0%
GAMCO Investors, Inc. (a) (f) (g)	—	—
Total Other Equity Interests (cost $2)		—
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.01% (h) (i)	3,493	3,493
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (h) (i)	2,666	2,666
Total Short Term Investments (cost $6,159)		6,159
Total Investments 101.0% (cost $469,034)		544,353
Other Assets and Liabilities, Net (1.0)%		(5,462)
Total Net Assets 100.0%		538,891

(a)  Non-income producing security.

(b)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c)  All or a portion of the security was on loan as of June 30, 2021.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)  Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(g)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(h) Investment in affiliate.

(i)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/DFA U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	06/21/19	88	99	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	538,078	—	35	538,113
Preferred Stocks	59	—	—	59
Rights	—	—	19	19
Warrants	—	—	3	3
Other Equity Interests	—	—	—	—
Short Term Investments	6,159	—	—	6,159
	544,296	—	57	544,353

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 41.4%
U.S. Treasury Note 17.3%
Treasury, United States Department of
0.13%, 10/31/22 - 01/15/24	251,770	251,335
0.25%, 11/15/23 - 07/31/25	112,540	111,859
2.25%, 04/30/24	3,120	3,280
1.50%, 11/30/24 - 02/15/30	42,190	43,455
1.38%, 01/31/25	3,580	3,678
2.00%, 08/15/25	3,540	3,725
0.38%, 11/30/25	39,720	39,000
2.63%, 01/31/26 - 02/15/29	4,110	4,495
0.88%, 06/30/26 - 11/15/30	49,490	49,395
1.63%, 11/30/26 - 05/15/31	15,660	15,999
1.75%, 12/31/26 - 11/15/29	6,870	7,124
0.63%, 03/31/27 - 08/15/30	11,350	10,748
0.50%, 06/30/27 - 10/31/27	49,640	47,984
2.88%, 05/15/28	3,290	3,655
1.25%, 06/30/28	40,800	40,864
2.38%, 05/15/29	3,380	3,647
		640,243
Mortgage-Backed Securities 9.2%
Federal Home Loan Mortgage Corporation
2.65%, (1 Year Treasury + 2.36%), 07/01/27 (a)	—	—
3.00%, 08/01/34 - 07/01/47	84,320	88,705
2.50%, 09/01/34	3,251	3,422
1.50%, 03/01/36	9,703	9,821
3.50%, 10/01/47	16,909	17,845
4.00%, 10/01/48	4,417	4,701
2.00%, 10/01/50	14,316	14,344
Federal National Mortgage Association, Inc.
4.00%, 03/01/22 - 01/01/46	5,346	5,671
5.50%, 04/01/22 - 09/01/25	32	33
4.50%, 06/01/22 - 07/01/42	4,055	4,403
2.14%, 10/01/29	31,950	33,582
2.28%, 11/01/29	10,700	11,350
2.37%, 12/01/29	12,200	13,090
2.26%, 01/01/30	4,700	5,010
2.32%, 10/01/31	12,800	13,631
3.00%, 07/01/34 - 04/01/47	10,066	10,616
2.50%, 08/01/34 - 10/01/40	14,882	15,631
1.82%, (1 Year USD LIBOR + 1.45%), 01/01/35 (a)	191	197
2.42%, (1 Year Treasury + 2.24%), 01/01/36 (a)	2,466	2,603
5.00%, 12/01/38 - 04/01/44	804	915
1.33%, (12 Month Treasury Average + 1.20%), 06/01/43 (a)	79	81
2.00%, 10/01/50 - 03/01/51	66,850	67,555
2.23%, 12/01/50	7,750	7,797
Government National Mortgage Association
2.87%, (1 Year Treasury + 1.50%), 05/20/26 - 05/20/30 (a)	10	10
2.00%, (1 Year Treasury + 1.50%), 02/20/27 - 02/20/32 (a)	21	22
5.00%, 02/15/38 - 07/15/41	5,415	6,165
3.00%, 11/15/44 - 07/15/45	1,537	1,623
		338,823
Sovereign 5.6%
Abu Dhabi, Government of
3.13%, 04/16/30 (b)	1,000	1,087
3.13%, 09/30/49 (c)	3,000	3,054
3.88%, 04/16/50 (c)	600	691
Assembleia da Republica
2.88%, 10/15/25, EUR (c)	656	888
1.95%, 06/15/29, EUR (c)	1,000	1,360
0.48%, 10/18/30, EUR (c)	3,900	4,690
Bundesrepublik Deutschland
0.00%, 02/15/30 - 08/15/30, EUR	6,067	7,358
Cabinet Office, Government of Japan
2.10%, 12/20/27, JPY	151,800	1,561
0.10%, 03/20/28, JPY	410,000	3,736
1.90%, 12/20/28 - 03/20/31, JPY	567,000	5,925
1.60%, 03/20/33 - 12/20/33, JPY	384,000	4,052
1.50%, 06/20/34, JPY	350,000	3,681
1.30%, 06/20/35, JPY	385,000	3,976
1.20%, 09/20/35, JPY	154,600	1,579
0.50%, 03/20/38, JPY	967,900	8,955
Canada, Government of
1.50%, 06/01/23, CAD	2,220	1,826
0.25%, 03/01/26, CAD	2,830	2,206
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	1,300	1,321
3.30%, 03/11/41	1,750	1,761
3.55%, 03/10/51 (d)	2,600	2,699
Commonwealth of Australia
2.75%, 04/21/24, AUD	1,840	1,481
1.00%, 12/21/30, AUD (c)	6,250	4,502
1.50%, 06/21/31, AUD	610	458
Estado Espanol
0.35%, 07/30/23, EUR	890	1,073
1.60%, 04/30/25, EUR (c)	1,100	1,402
1.30%, 10/31/26, EUR	1,360	1,740
0.60%, 10/31/29, EUR	1,840	2,244
0.50%, 04/30/30, EUR (c)	2,000	2,403
Federale Overheidsdienst Kanselarij van de Eerste Minister
0.80%, 06/22/25, EUR (c)	2,240	2,797
1.00%, 06/22/26, EUR (c)	2,480	3,153
0.90%, 06/22/29, EUR (c)	2,170	2,786
Gobierno de la Republica de Chile
3.50%, 01/25/50	1,000	1,048
3.10%, 01/22/61	5,000	4,812
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 09/05/24, MXN	51,300	2,713
4.15%, 03/28/27 (d)	1,770	2,001
3.75%, 01/11/28	4,650	5,075
7.75%, 05/29/31, MXN	42,100	2,225
4.28%, 08/14/41	2,800	2,955
4.60%, 02/10/48	2,500	2,681
4.50%, 01/31/50	1,400	1,491
3.77%, 05/24/61	2,950	2,766
Government of the Republic of Panama
2.25%, 09/29/32	200	192
4.30%, 04/29/53	1,700	1,881
3.87%, 07/23/60	3,700	3,760
Ireland, Government of
1.00%, 05/15/26, EUR (c)	2,020	2,556
0.90%, 05/15/28, EUR (c)	1,800	2,289
Koztarsasagi Elnoki Hivatal
2.50%, 10/24/24, HUF	549,000	1,898
1.50%, 08/26/26, HUF	456,000	1,493
Malaysia Sukuk Global Berhad
2.07%, 04/28/31 (b)	800	807
3.08%, 04/28/51 (b)	1,250	1,305
Ministry of Defence State of Israel
4.25%, 03/31/23, ILS	5,690	1,871
2.00%, 03/31/27, ILS	9,570	3,165
New Zealand Government
2.75%, 04/15/25, NZD	2,630	1,959
New Zealand Parliament
1.50%, 05/15/31, NZD	5,720	3,892
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
2.55%, 06/09/31 (b)	1,900	1,902
3.80%, 06/23/50 (c)	1,700	1,777
Presidencia Da Republica Federativa Do Brasil
3.75%, 09/12/31	1,400	1,379
5.00%, 01/27/45	1,500	1,517
5.63%, 02/21/47	1,900	2,076
Presidencia de la República de Colombia
3.13%, 04/15/31	1,500	1,466
3.25%, 04/22/32	1,500	1,467
5.00%, 06/15/45	1,000	1,063
4.13%, 05/15/51 (d)	2,900	2,746

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Presidencia de la Republica Dominicana
5.30%, 01/21/41 (b)	300	300
5.88%, 01/30/60 (c)	300	300
Republique Francaise Presidence
0.25%, 11/25/26, EUR (c)	885	1,085
1.00%, 05/25/27, EUR (c)	305	390
0.50%, 05/25/29, EUR (c)	300	373
0.00%, 11/25/29, EUR (c) (e)	3,900	4,636
1.50%, 05/25/31, EUR (c)	2,780	3,758
Romania, Government of
3.25%, 04/29/24, RON	1,800	442
3.65%, 09/24/31, RON	4,100	997
Saudi Arabia, Government of
2.90%, 10/22/25 (b)	2,000	2,140
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (c)	500	503
2.88%, 03/04/23 (c)	1,400	1,453
3.75%, 01/21/55 (c)	200	211
3.45%, 02/02/61 (c)	5,750	5,726
South Africa, Parliament of
8.00%, 01/31/30, ZAR	21,080	1,397
8.25%, 03/31/32, ZAR	24,754	1,578
8.88%, 02/28/35, ZAR	21,800	1,383
The Korea Development Bank
1.00%, 09/09/26	700	695
The Philippines, Government of
2.46%, 05/05/30	1,200	1,248
1.65%, 06/10/31 (d)	2,100	2,025
3.70%, 03/01/41 - 02/02/42	3,950	4,258
2.95%, 05/05/45	700	674
2.65%, 12/10/45	800	737
The Republic of Indonesia, The Government of
4.35%, 01/11/48	600	680
3.70%, 10/30/49	2,900	3,042
The State of Qatar
3.38%, 03/14/24 (c)	1,600	1,716
Urad Vlady CR
0.45%, 10/25/23, CZK	41,700	1,898
1.25%, 02/14/25, CZK	18,000	826
2.40%, 09/17/25, CZK	44,100	2,109
Urzad Rady Ministrow
2.50%, 04/25/24, PLN	3,700	1,020
3.25%, 07/25/25, PLN	14,870	4,236
		208,509
Collateralized Mortgage Obligations 4.9%
Federal Home Loan Mortgage Corporation
Series 300-336, 3.00%, 08/15/44	22,844	24,261
Series FH-B1-S358A, 3.00%, 10/15/47	4,958	5,217
Series 250-360, 2.50%, 11/01/47	9,638	9,992
Series JZ-1507, REMIC, 7.00%, 05/15/23	7	8
Series LZ-2764, REMIC, 4.50%, 03/15/34	1,878	2,047
Series P-4934, REMIC, 2.50%, 11/15/40	23,243	24,295
Series QD-4076, REMIC, 2.50%, 11/15/41	1,257	1,272
Series ZL-3979, REMIC, 3.50%, 01/15/42	2,756	2,883
Series AG-4729, REMIC, 3.00%, 01/15/44	10,400	10,434
Series GS-PA-4381, REMIC, 3.00%, 07/15/46	8,289	8,493
Series Z-4966, REMIC, 2.50%, 04/25/50	15,785	16,174
Series 2019-M55D-4, REMIC, 4.00%, 02/25/59	7,211	7,774
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 2.10%, 05/25/35 (a)	12	12
Series 2020-2M2-R02, REMIC, 2.09%, (1 Month USD LIBOR + 2.00%), 01/25/40 (a)	10,471	10,517
Series 2012-KB-150, REMIC, 1.75%, 01/25/43	14,295	14,470
Series 2016-EA-55, REMIC, 1.75%, 07/25/43	2,637	2,659
Series 2014-A-23, REMIC, 3.00%, 05/25/44	7,584	7,921
Series 2019-GA-67, REMIC, 3.00%, 02/25/45	1,603	1,675
Series 2018-PO-21, REMIC, 0.00%, 04/25/48	10,523	9,765
Series 2018-A-33, REMIC, 3.00%, 05/25/48	8,438	8,902
Government National Mortgage Association
Series 2011-PQ-148, REMIC, 3.50%, 11/16/41	2,898	3,155
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	9,954	10,307
		182,233
U.S. Treasury Bond 4.2%
Treasury, United States Department of
4.75%, 02/15/37	16,900	23,972
2.25%, 05/15/41	39,450	41,053
2.75%, 11/15/42 - 11/15/47	25,070	28,493
1.25%, 05/15/50	28,350	23,145
2.38%, 05/15/51	36,690	39,172
		155,835
Treasury Inflation Indexed Securities 0.1%
France Government Inflation Indexed Bond
0.70%, 07/25/30, EUR (c) (f)	2,862	4,077
Municipal 0.1%
California, State of
7.55%, 04/01/39	1,570	2,677
Missouri Highways and Transportation Commission
5.06%, 05/01/24	1,150	1,291
		3,968
Asset-Backed Securities 0.0%
U.S. Small Business Administration
Series 2003-1-20I, 5.13%, 09/01/23	2	2
Series 2004-1-20F, 5.52%, 06/01/24	31	33
		35
Total Government And Agency Obligations (cost $1,513,672)		1,533,723
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 28.2%
ABFC Trust
Series 2006-A2B-HE1, REMIC, 0.20%, (1 Month USD LIBOR + 0.11%), 01/25/37 (a) (g)	3,418	2,300
Series 2007-A1A-WMC1, REMIC, 1.34%, (1 Month USD LIBOR + 1.25%), 06/25/37 (a) (g)	3,135	2,750
Accredited Mortgage Loan Trust
Series 2004-A2-1, 0.69%, (1 Month USD LIBOR + 0.60%), 04/25/34 (a) (g)	319	305
Aimco CDO
Series 2019-D-10A, 3.73%, (3 Month USD LIBOR + 3.55%), 07/22/32 (a)	2,000	2,002
Aimco CLO
Series 2018-D-AA, 2.74%, (3 Month USD LIBOR + 2.55%), 04/17/31 (a)	1,000	989
AIMCO CLO Series 2018-A
Series 2018-B-AA, 1.59%, (3 Month USD LIBOR + 1.40%), 04/17/31 (a)	2,500	2,487
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 3.20%, (1 Month USD LIBOR + 3.10%), 04/15/26 (a)	1,000	1,000
Alternative Loan Trust
Series 2005-A3-32T1, REMIC, 1.09%, (1 Month USD LIBOR + 1.00%), 08/25/35 (a)	5,910	3,305
Series 2005-1A2-27, REMIC, 1.52%, (12 Month Treasury Average + 1.40%), 08/25/35 (a)	278	269
Series 2005-1A1-59, REMIC, 0.75%, (1 Month USD LIBOR + 0.66%), 11/20/35 (a) (g)	4,455	4,265
Series 2005-2A1-J12, REMIC, 0.63%, (1 Month USD LIBOR + 0.54%), 11/25/35 (a) (g)	2,714	1,835
Series 2006-2A3-OC3, REMIC, 0.67%, (1 Month USD LIBOR + 0.58%), 03/25/36 (a) (g)	7,070	6,767
Series 2006-A1-HY11, REMIC, 0.33%, (1 Month USD LIBOR + 0.24%), 06/25/36 (a) (g)	4,213	4,073
Series 2007-2A3-9T1, REMIC, 6.00%, 05/25/37	6,362	4,127
Series 2006-A1B-OA12, REMIC, 0.28%, (1 Month USD LIBOR + 0.19%), 09/20/46 (a) (g)	1,859	1,706
Series 2006-1A1A-OA17, REMIC, 0.29%, (1 Month USD LIBOR + 0.20%), 12/20/46 (a) (g)	4,756	4,055
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 2.17%, (6 Month USD LIBOR + 2.00%), 02/25/45 (a)	22	22
AMSR 2020-SFR5 Trust
Series 2020-E1-SFR5, REMIC, 2.68%, 11/19/25	8,000	8,040
Series 2020-E2-SFR5, REMIC, 2.93%, 11/19/25	10,000	10,090
AMSR Trust
Series 2021-E1-SFR2, 2.48%, 08/19/26 (h)	3,000	3,022
Series 2021-E2-SFR2, 2.58%, 08/19/26 (i)	2,500	2,518
Series 2021-F1-SFR2, 3.28%, 08/19/26 (i)	3,000	3,022
Series 2021-F2-SFR2, 3.67%, 08/19/26 (h)	2,000	2,015

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Anchorage Capital CLO 15 Ltd
Series 2020-B1-15A, 2.64%, (3 Month USD LIBOR + 2.45%), 07/21/31 (a)	2,500	2,500
Anchorage Capital CLO 1-R Ltd
Series 2018-C-1RA, 1.99%, (3 Month USD LIBOR + 1.80%), 04/14/31 (a)	1,300	1,295
Apidos CLO XII
Series 2013-DR-12A, 2.78%, (3 Month USD LIBOR + 2.60%), 04/15/31 (a)	1,000	970
Apidos CLO XXI
Series 2015-CR-21A, 2.64%, (3 Month USD LIBOR + 2.45%), 07/19/27 (a) (b)	500	497
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (b) (g)	1,513	1,473
Arbor Realty Collateralized Loan Obligation Ltd
Series 2021-B-FL2, 1.70%, (1 Month USD LIBOR + 1.75%), 05/15/36 (a)	2,350	2,353
Series 2021-C-FL2, 2.05%, (1 Month USD LIBOR + 1.95%), 05/15/36 (a)	2,350	2,354
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 0.67%, (1 Month USD LIBOR + 0.58%), 03/25/36 (a) (g)	8,595	6,021
Argent Securities Trust 2006-M1
Series 2006-A2C-M1, REMIC, 0.39%, (1 Month USD LIBOR + 0.15%), 07/25/36 (a) (g)	14,896	6,296
Atrium XIII LLC
Series D-13A, 2.87%, (3 Month USD LIBOR + 2.70%), 11/21/30 (a)	1,000	979
Atrium XIV LLC
Series D-14A, 3.13%, (3 Month USD LIBOR + 2.95%), 08/23/30 (a)	1,000	996
Atrium XV LLC
Series D-15A, REMIC, 3.17%, (3 Month USD LIBOR + 3.00%), 01/23/31 (a)	2,500	2,500
Babson CLO Ltd/Cayman Islands
Series 2018-D-3A, 3.09%, (3 Month USD LIBOR + 2.90%), 07/20/29 (a)	500	491
Series 2016-DR-1A, 3.22%, (3 Month USD LIBOR + 3.05%), 07/23/30 (a)	1,000	990
Bain Capital Credit CLO 2016-2 Ltd
Series 2016-DRR-2A, 4.03%, (3 Month USD LIBOR + 3.85%), 01/15/29 (a)	1,000	994
BAMLL Commercial Mortgage Securities Trust
Series 2016-C-ISQ, REMIC, 3.73%, 08/14/26 (a)	3,125	3,299
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 3.19%, 02/20/35 (a)	306	313
Bancorp Commercial Mortgage Trust
Series 2019-D-CRE6, REMIC, 2.37%, (1 Month USD LIBOR + 2.30%), 08/15/22 (a)	6,727	6,695
Bank 2018-BNK10
Series 2018-C-BN10, REMIC, 4.16%, 02/17/28 (a)	3,376	3,613
Bank 2020-BNK28
Series 2020-C-BN28, REMIC, 3.15%, 10/18/30 (a)	4,109	4,243
Bank 2021-BNK32
Interest Only, Series 2021-XA-BN32, REMIC, 0.89%, 04/17/54 (a)	36,264	2,205
Bank of America Corporation
Series 2005-A1-D, REMIC, 2.85%, 05/25/35 (a)	3,833	3,914
Barings CLO Ltd
Series 2018-C-1A, 2.78%, (3 Month USD LIBOR + 2.60%), 04/15/31 (a)	1,000	967
Barings CLO Ltd 2019-I
Series 2019-DR-1A, 3.83%, (3 Month USD LIBOR + 3.65%), 04/16/35 (a)	1,000	1,000
Barings CLO Ltd 2019-II
Series 2019-CR-2A, 3.58%, (3 Month USD LIBOR + 3.40%), 04/15/36 (a)	500	500
Bayview Opportunity Master Fund V Trust 2020-RN3
Series 2020-A1-RN3, REMIC, 3.10%, 09/28/35 (g)	5,365	5,382
BBCMS Mortgage Trust
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	4,250	4,558
Series 2018-F-TALL, REMIC, 3.31%, (1 Month USD LIBOR + 3.24%), 03/16/37 (a) (g)	4,330	4,009
BB-UBS Trust
Interest Only, Series 2012-XB-SHOW, REMIC, 0.28%, 11/07/36 (a)	6,436	40
Interest Only, Series 2012-XA-SHOW, REMIC, 0.73%, 11/07/36 (a)	11,689	236
BCAP LLC Trust
Series 2010-5A3-RR11, REMIC, 3.28%, 01/12/22 (a)	5,813	5,173
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36	547	363
Series 2011-12A1-RR5, REMIC, 4.82%, 03/26/37 (a)	129	129
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	3,400	2,354
Series 2012-6A6-RR1, REMIC, 0.29%, 12/27/46 (a)	5,444	5,305
Series 2007-11A-AA2, REMIC, 0.47%, (1 Month USD LIBOR + 0.19%), 05/25/47 (a) (g)	2,563	2,598
Bear Stearns ALT-A Trust
Series 2005-23A1-4, REMIC, 2.62%, 05/25/35 (a)	119	119
Series 2005-22A1-7, REMIC, 3.01%, 09/25/35 (a)	88	66
Series 2005-26A1-7, REMIC, 3.05%, 09/25/35 (a)	7,175	4,106
Bear Stearns ARM Trust
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (a)	—	—
Series 2002-1A1-11, REMIC, 2.51%, 02/25/33 (a)	1	1
Series 2002-1A2-11, REMIC, 2.83%, 02/25/33 (a)	1	1
Series 2003-6A1-1, REMIC, 2.50%, 04/25/33 (a)	4	4
Series 2003-4A1-8, REMIC, 2.74%, 01/25/34 (a)	53	53
Series 2004-12A5-1, REMIC, 2.80%, 04/25/34 (a)	127	128
Series 2004-2A1-8, REMIC, 3.11%, 11/25/34 (a)	199	196
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 3.23%, 01/26/36 (a)	267	226
Series 2007-2A1-R6, REMIC, 2.99%, 12/26/46 (a)	186	162
Benchmark 2018-B2 Mortgage Trust
Series 2018-C-B2, REMIC, 4.35%, 02/17/28 (a)	1,997	2,190
Benchmark 2020-B18 Mortgage Trust
Series 2020-C-B18, REMIC, 3.77%, 07/17/30 (a)	3,826	4,105
Benchmark 2020-B19 Mortgage Trust
Series 2020-C-B19, REMIC, 3.21%, 09/17/30	4,109	4,279
BRAVO Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (g)	15,133	15,120
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (a)	520	558
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (a)	3,435	3,602
BXMT, Ltd.
Series 2020-A-FL2, REMIC, 0.98%, (1 Month USD LIBOR + 0.90%), 02/18/38 (a) (g)	1,064	1,064
Canyon Capital CLO Ltd
Series 2012-D-1RA, 3.18%, (3 Month USD LIBOR + 3.00%), 07/15/30 (a)	1,500	1,498
Series 2014-CR-1A, 2.94%, (3 Month USD LIBOR + 2.75%), 01/30/31 (a) (b)	1,134	1,097
Series 2016-DR-1A, 2.98%, (3 Month USD LIBOR + 2.80%), 07/15/31 (a)	1,000	986
Series 2018-D-1A, 3.08%, (3 Month USD LIBOR + 2.90%), 07/15/31 (a)	1,000	988
Series 2019-D-2A, 4.13%, (3 Month USD LIBOR + 3.95%), 10/15/32 (a)	1,000	1,002
Series 2021-D-1A, 3.29%, (3 Month USD LIBOR + 3.10%), 04/17/34 (a)	1,000	1,000
Canyon CLO 2021-3 Ltd
Series 2021-D-3A, 3.18%, 07/15/34 (a)	1,000	1,002

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (g)	6,901	7,136
Catamaran CLO 2016-1 Ltd
Series 2016-CR-1A, 3.94%, (3 Month USD LIBOR + 3.75%), 01/18/29 (a)	2,000	1,990
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 3.30%, 01/25/37 (a) (g)	2,948	1,330
CF Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 04/17/24	2,737	2,690
CF Trust
Series 2019-E-MF1, REMIC, 2.29%, (1 Month USD LIBOR + 2.20%), 08/16/21 (a)	4,037	4,031
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 2.88%, 12/25/35 (a)	246	230
ChaseFlex Trust Series
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	418	323
CIFC Funding 2014-II-R Ltd
Series 2015-CR2-4A, 3.11%, (3 Month USD LIBOR + 3.00%), 04/20/34 (a)	1,000	985
CIFC Funding 2015-IV, Ltd.
Series 2017-D-1A, 3.69%, (3 Month USD LIBOR + 3.50%), 04/23/29 (a)	1,000	1,000
CIFC Funding Ltd.
Series 2020-B-1A, 2.48%, (3 Month USD LIBOR + 2.30%), 07/15/32 (a)	2,000	2,000
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	846	835
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (a)	1,696	1,686
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26	2,223	1,627
Series 2016-B-GC36, REMIC, 4.91%, 01/12/26 (a)	2,892	3,195
Series 2017-B-C4, REMIC, 4.10%, 10/14/27 (a)	2,000	2,180
Series 2020-F-555, REMIC, 3.50%, 12/12/29 (a)	2,584	2,343
Series 2020-G-555, REMIC, 3.50%, 12/12/29 (a)	2,584	2,128
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	4,080	4,346
Citigroup Mortgage Loan Trust
Series 2005-A2A-11, REMIC, 2.53%, (1 Year Treasury + 2.40%), 10/25/35 (a)	12	12
Series 2005-1A3A-8, REMIC, 3.13%, 11/25/35 (a)	2,105	2,203
Series 2007-1A1-FS1, REMIC, 4.40%, 10/25/37 (a) (g)	2,534	2,586
Series 2007-A3A-AHL3, REMIC, 0.15%, (1 Month USD LIBOR + 0.06%), 08/25/45 (a) (g)	297	248
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	1,759	1,749
Series 2018-A1-A, REMIC, 4.00%, 01/25/68 (a) (g)	816	818
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (a)	1,500	1,547
CLI Funding VI LLC
Series 2020-A-1A, 2.08%, 09/18/45	1,830	1,843
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	4,376
Columbia Cent CLO 29 Ltd
Series 2020-B1-29A, 2.65%, (3 Month USD LIBOR + 2.46%), 07/21/31 (a)	2,000	2,004
COMM 2020-CX Mortgage Trust
Series 2020-D-CX, REMIC, 2.68%, 11/10/30 (a)	715	713
COMM Mortgage Trust
Series 2014-C-CR16, REMIC, 5.09%, 04/12/24 (a)	1,125	1,193
Series 2017-E-PANW, REMIC, 3.81%, 10/11/24 (a)	5,717	5,653
Series 2017-D-PANW, REMIC, 3.93%, 10/11/24 (a)	3,425	3,503
Series 2014-C-CR20, REMIC, 4.66%, 10/11/24 (a)	4,688	4,890
Series 2015-C-DC1, REMIC, 4.45%, 01/10/25 (a)	200	206
Interest Only, Series 2015-XA-CR22, REMIC, 1.02%, 03/12/48 (a)	111,775	2,972
Cook Park CLO, Ltd.
Series 2018-D-1A, 2.79%, (3 Month USD LIBOR + 2.60%), 04/17/30 (a)	2,000	1,982
Countrywide Alternative Loan Trust
Series 2006-A1-OA21, REMIC, 0.28%, (1 Month USD LIBOR + 0.19%), 03/20/47 (a) (g)	3,311	2,863
Series 2007-A1A-OA7, REMIC, 0.27%, (1 Month USD LIBOR + 0.18%), 05/25/47 (a) (g)	212	200
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 0.24%, (1 Month USD LIBOR + 0.15%), 04/25/34 (a) (g)	585	581
Credit Suisse Commerical Mortgage Trust
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	589	586
Credit Suisse Securities (USA) LLC
Series 2002-A-P1A, REMIC, 0.71%, 03/25/32 (a)	22	20
Crown Point CLO Ltd
Series 2020-C-9A, 3.79%, (3 Month USD LIBOR + 3.60%), 07/14/32 (a)	1,000	1,000
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-B-C6, REMIC, 3.92%, 04/17/26 (a)	1,097	1,189
Series 2016-C-C6, REMIC, 5.10%, 04/17/26 (a)	389	410
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-B-CX10, REMIC, 3.89%, 11/17/27 (a)	3,666	3,888
CSAIL 2020-C19 Commercial Mortgage Trust
Interest Only, Series 2020-XA-C19, REMIC, 1.24%, 03/17/53 (a)	41,078	3,334
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 5.10%, 05/15/26 (a)	4,254	3,383
Series 2017-C-CX10, REMIC, 4.25%, 11/17/27 (a)	3,875	4,057
Series 2019-B-C16, REMIC, 3.88%, 06/15/29	2,673	2,990
CSMC
Series 2017-E-CALI, REMIC, 3.90%, 11/12/24 (a)	2,762	2,831
Series 2017-F-CALI, REMIC, 3.90%, 11/12/24 (a)	5,200	5,150
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,544	1,196
CWABS, Inc.
Series 2004-M1-3, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 06/25/34 (a) (g)	24	24
Series 2005-3A2A-HYB9, REMIC, 2.19%, (1 Year USD LIBOR + 1.75%), 02/20/36 (a)	25	22
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	1,755	1,795
Series 2004-A2-HYB6, REMIC, 2.76%, 11/21/34 (a)	344	345
Series 2004-A3-22, REMIC, 2.80%, 11/25/34 (a)	135	135
Series 2004-1A1-HYB9, REMIC, 2.66%, 02/20/35 (a)	59	59
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	1,101	788
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-A6-AR6, REMIC, 0.47%, (1 Month USD LIBOR + 0.38%), 02/25/37 (a) (g)	8,205	7,990
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 3.26%, (3 Month USD LIBOR + 3.10%), 08/15/31 (a) (b)	1,000	1,001
Dryden 43 Senior Loan Fund
Series 2016-DR3-43A, 3.44%, (3 Month USD LIBOR + 3.25%), 04/20/34 (a)	1,000	1,000
Dryden 57 CLO Ltd
Series 2018-D-57A, 2.71%, (3 Month USD LIBOR + 2.55%), 05/15/31 (a)	1,000	975
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 3.18%, (3 Month USD LIBOR + 3.00%), 07/15/31 (a)	2,000	2,000
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	2,250	2,233
Series 2021-E-1A, 2.21%, 02/15/28	2,850	2,802

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Fillmore Park CLO Ltd
Series 2018-D-1A, 3.08%, (3 Month USD LIBOR + 2.90%), 07/15/30 (a)	1,500	1,500
First Horizon Alternative Mortgage Securities Trust 2007-FA4
Series 2007-1A10-FA4, REMIC, 6.25%, 08/25/37	10,089	6,732
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 2.94%, 10/25/35 (a)	439	418
Series 2005-4A1-AR6, REMIC, 2.69%, 02/25/36 (a)	156	148
FMC GMSR Issuer Trust
Series 2019-A-GT2, 4.23%, 09/25/24	4,000	3,999
Fountainbleu Miami Beach Trust Class E
Series 2019-E-FBLU, REMIC, 4.09%, 12/12/24 (a)	1,554	1,613
Fountainbleu Miami Beach Trust Class F
Series 2019-F-FBLU, REMIC, 4.09%, 12/12/24 (a)	1,295	1,316
Fountainbleu Miami Beach Trust Class G
Series 2019-G-FBLU, REMIC, 4.09%, 12/12/24 (a)	1,614	1,625
FREMF 2018-K74 Mortgage Trust
Series 2018-C-K74, REMIC, 4.23%, 02/25/28 (a)	4,705	5,143
Galaxy XVIII CLO Ltd
Series 2018-D-28A, 3.18%, (3 Month USD LIBOR + 3.00%), 07/15/31 (a)	1,000	987
GCAT, LLC
Series 2020-A1-2, 3.72%, 06/23/23 (g)	887	900
Gilbert Park CLO Ltd
Series 2017-D-1A, 3.13%, (3 Month USD LIBOR + 2.95%), 10/15/30 (a)	1,000	1,000
Series 2017-E-1A, 6.58%, (3 Month USD LIBOR + 6.40%), 10/15/30 (a)	2,000	2,000
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	921	934
Goldentree Loan Management US CLO 3, Ltd.
Series 2018-D-3A, 3.04%, (3 Month USD LIBOR + 2.85%), 04/22/30 (a) (b)	1,000	998
Goldentree Loan Opportunities XI Ltd.
Series 2015-DR2-11A, 2.59%, (3 Month USD LIBOR + 2.40%), 01/21/31 (a) (b)	1,000	985
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	910	915
Great Wolf Trust 2019-WOLF
Series 2019-F-WOLF, REMIC, 3.20%, (1 Month USD LIBOR + 3.13%), 12/15/21 (a) (g)	3,659	3,590
Greenwood Park CLO Ltd
Series 2018-D-1A, 2.68%, (3 Month USD LIBOR + 2.50%), 04/15/31 (a)	1,000	988
Grippen Park CLO, Ltd.
Series 2017-D-1A, REMIC, 3.49%, (3 Month USD LIBOR + 3.30%), 01/20/30 (a)	500	500
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, REMIC, 1.95%, (1 Month USD LIBOR + 1.87%), 06/16/36 (a) (g)	3,446	3,386
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 1.32%, (1 Month USD LIBOR + 1.25%), 07/16/35 (a) (g)	1,898	1,855
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 2.92%, 09/25/35 (a)	161	161
Series 2005-6A1-AR7, REMIC, 2.85%, 11/25/35 (a)	53	51
GS Mortgage Securities Trust
Series 2019-E-SMP, 2.67%, (1 Month USD LIBOR + 2.60%), 08/21/21 (a) (g)	4,330	4,111
Series 2019-F-SMP, 3.17%, (1 Month USD LIBOR + 3.10%), 08/21/21 (a) (g)	4,330	4,000
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,906
Series 2016-WMB-GS3, REMIC, 3.72%, 09/14/26 (a)	9,000	8,874
Series 2017-C-GS8, REMIC, 4.48%, 11/12/27 (a)	6,463	6,940
GS Mortgage Securities Trust 2016-GS2
Series 2016-B-GS2, REMIC, 3.76%, 04/10/26 (a)	1,400	1,499
GS Mortgage Securities Trust 2020-GC45
Series 2020-B-GC45, REMIC, 3.41%, 12/14/29	3,194	3,495
GSAMP Trust
Series 2006-A1-HE4, REMIC, 0.23%, (1 Month USD LIBOR + 0.14%), 06/25/36 (a) (g)	860	839
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 0.53%, (1 Month USD LIBOR + 0.44%), 08/25/46 (a) (g)	16,612	5,528
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 0.53%, (1 Month USD LIBOR + 0.44%), 05/19/35 (a) (g)	41	40
Series 2005-3A1-4, REMIC, 2.66%, 07/19/35 (a)	181	153
Harbour Aircraft Investments Ltd
Series 2017-A-1, 4.00%, 11/15/37	7,688	7,183
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,863	5,538
Highbridge Loan Management Ltd
Series 8A-DR-2016, 3.09%, (3 Month USD LIBOR + 2.90%), 07/22/30 (a)	2,500	2,426
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (g)	6,532	6,516
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 3.22%, (1 Month USD LIBOR + 3.15%), 11/15/21 (a)	3,247	3,182
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 0.45%, (1 Month USD LIBOR + 0.36%), 12/25/35 (a) (g)	2,394	2,370
Series 2006-1A1-HE1, REMIC, 0.37%, (1 Month USD LIBOR + 0.14%), 10/25/36 (a) (g)	6,072	2,642
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A3-NC1, REMIC, 0.27%, (1 Month USD LIBOR + 0.18%), 04/25/37 (a) (g)	460	356
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 1.76%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 2.99%, 08/25/35 (a)	1,129	1,062
Series 2005-1A1-AR31, REMIC, 3.00%, 01/25/36 (a)	222	218
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 06/17/24 (a)	674	723
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23 (a)	3,152	3,210
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-F-MFP, REMIC, 3.07%, (1 Month USD LIBOR + 3.00%), 07/15/21 (a)	6,698	6,603
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,547	2,540
J.P. Morgan Mortgage Acquisition Trust
Series 2007-MV6-CH1, REMIC, 0.64%, (1 Month USD LIBOR + 0.55%), 11/25/36 (a) (g)	2,414	2,364
J.P. Morgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	61	42
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	209	215
Jersey Mike's Funding
Series 2019-A2-1A, 4.43%, 02/15/27	3,000	3,211
JOL Air Ltd
Series 2019-A-1, 3.97%, 04/15/26	2,560	2,564
JPMBB Commercial Mortgage Securities Trust
Series 2014-D-C23, REMIC, 4.13%, 09/17/24 (a)	3,663	3,688
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series 2015-C-C27, REMIC, 4.44%, 02/18/25 (a)	3,481	3,511

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2017-XA-C7, REMIC, 0.99%, 10/17/50 (a)	92,076	3,967
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-C-COR7, REMIC, 3.85%, 03/15/30 (a)	3,525	3,813
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-E-KDIP, REMIC, 1.62%, (1 Month USD LIBOR + 1.55%), 12/15/25 (a)	4,723	4,714
LCM 28 Limited Partnership
Series D-28A, 3.14%, (3 Month USD LIBOR + 2.95%), 10/21/30 (a)	1,000	974
LCM XIV Limited Partnership
Series DR-14A, 2.94%, (3 Month USD LIBOR + 2.75%), 07/21/31 (a) (b)	2,000	1,926
LCM XV Limited Partnership
Series DR-15A, 3.89%, (3 Month USD LIBOR + 3.70%), 07/22/30 (a)	2,750	2,716
LCM XX Limited Partnership
Series DR-20A, 2.99%, (3 Month USD LIBOR + 2.80%), 10/20/27 (a)	1,000	985
LCM XXI LP
Series DR-21A, 2.99%, (3 Month USD LIBOR + 2.80%), 04/20/28 (a)	1,000	992
Legacy Mortgage Asset Trust 2019-GS5
Series 2019-A2-GS5, REMIC, 4.25%, 07/25/21 (g)	5,000	5,000
Legacy Mortgage Asset Trust 2020-GS2
Series 2020-A1-GS2, REMIC, 2.75%, 03/25/22 (g)	12,782	12,786
Lehman ABS Corporation
Series 2006-M1-HE3, REMIC, 0.39%, (1 Month USD LIBOR + 0.30%), 03/25/36 (a) (g)	17,428	16,997
Lehman XS Trust
Series 2005-1A3-4, REMIC, 0.89%, (1 Month USD LIBOR + 0.80%), 10/25/35 (a) (g)	374	372
Series 2007-3A3-2N, REMIC, 0.26%, (1 Month USD LIBOR + 0.17%), 02/25/37 (a) (g)	5,372	5,015
Long Point Park CLO Ltd
Series 2017-C-1A, 2.59%, (3 Month USD LIBOR + 2.40%), 01/17/30 (a)	1,000	967
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (b) (g)	6,416	6,460
Madison Park Funding XI, Ltd.
Series 2013-DR-11A, 3.42%, (3 Month USD LIBOR + 3.25%), 07/23/29 (a)	1,000	995
Madison Park Funding XIV, Ltd.
Series 2014-DRR-14A, 3.13%, (3 Month USD LIBOR + 2.95%), 10/22/30 (a)	2,000	1,998
Madison Park Funding XLV Ltd
Series 2020-D-45A, 4.18%, (3 Month USD LIBOR + 4.00%), 07/15/31 (a)	1,000	1,000
Series 2020-DR-45A, 0.00%, (3 Month USD LIBOR + 3.15%), 07/17/34 (a)	1,000	1,000
Magnetite XIV, Limited
Series 2015-D-14RA, 3.04%, (3 Month USD LIBOR + 2.85%), 10/20/31 (a)	1,500	1,500
Magnetite XVIII, Limited
Series 2016-DR-18A, 2.86%, (3 Month USD LIBOR + 2.70%), 11/15/28 (a)	1,000	1,001
Magnetite XXIX, Limited
Series 2021-E-29A, 5.94%, (3 Month USD LIBOR + 5.75%), 01/17/34 (a)	500	500
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 4.22%, (1 Month USD LIBOR + 4.13%), 12/25/32 (a) (g)	1,015	1,029
Series 2007-A2-WMC1, REMIC, 0.14%, (1 Month USD LIBOR + 0.05%), 01/25/37 (a) (g)	305	123
Series 2007-A1-HE2, REMIC, 1.24%, (1 Month USD LIBOR + 1.15%), 08/25/37 (a) (g)	5,121	4,976
MBRT
Series 2019-F-MBR, 2.62%, (1 Month USD LIBOR + 2.55%), 11/15/24 (a) (g)	3,595	3,593
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 2.61%, (1 Month USD LIBOR + 0.49%), 10/20/29 (a)	23	23
Merrill Lynch Mortgage Capital Inc.
Series 2005-2A3-A6, REMIC, 0.85%, (1 Month USD LIBOR + 0.76%), 08/25/35 (a) (g)	9	9
Series 2005-5A-3, REMIC, 0.59%, (1 Month USD LIBOR + 0.50%), 11/25/35 (a) (g)	39	37
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 2.02%, 05/25/33 (a)	139	137
MF1 Multifamily Housing Mortgage Loan Trust
Series 2020-AS-FL3, 2.96%, (1 Month USD LIBOR + 2.85%), 07/16/35 (a) (g)	3,446	3,496
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.57%, 09/25/30 (a)	8,210	8,723
MKT Mortgage Trust
Series 2020-E-525M, 2.94%, 02/12/40	2,000	1,945
Series 2020-F-525M, 2.94%, 02/12/40	2,000	1,853
Morgan Stanley Capital I Trust
Series 2019-F-NUGS, REMIC, 4.34%, (1 Month USD LIBOR + 2.84%), 12/15/21 (a)	3,663	3,665
Morgan Stanley Capital I Trust 2017-HR2
Series 2017-C-HR2, REMIC, 4.36%, 12/17/27 (a)	495	540
Morgan Stanley Capital I Trust 2021-L6
Series 2021-C-L6, REMIC, 3.58%, 07/17/31	4,713	4,809
Morgan Stanley Mortgage Loan Trust 2007-2AX
Series 2007-2A1-2AX, REMIC, 0.18%, (1 Month USD LIBOR + 0.18%), 12/25/36 (a) (g)	12,584	6,361
Morgan Stanley Residential Mortgage Loan Trust 2020-1
Series 2020-A1-RPL1, REMIC, 2.69%, 10/25/60	24,788	24,762
MortgageIT Trust
Series 2005-A1-5, REMIC, 0.61%, (1 Month USD LIBOR + 0.52%), 12/25/35 (a) (g)	1,374	1,353
Mosaic Solar Loan Trust
Series 2017-A-2A, 3.82%, 01/22/30	5,214	5,524
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	1,269	1,362
Series 2019-B-2A, REMIC, 3.28%, 09/20/40	1,186	1,244
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	1,471	1,495
Series 2020-B-1A, 3.10%, 11/22/32	1,839	1,919
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 08/20/46	1,679	1,683
MRCD 2019-MARK Mortgage Trust
Series 2019-F-PARK, 2.72%, 12/15/36	566	553
MRCD Mortgage Trust
Series 2019-G-PARK, 2.72%, 12/15/36	2,374	2,274
Myers Park CLO, Ltd.
Series 2018-D-1A, 3.27%, (3 Month USD LIBOR + 3.05%), 10/21/30 (a)	1,000	1,000
Natixis Commercial Mortgage Securities Trust
Series 2020-AMZ3-2PAC, REMIC, 3.62%, 01/16/25 (a)	1,500	1,508
Navient Private Education Refi Loan Trust
Series 2017-B-A, 3.91%, 09/15/25	8,000	8,340
Neuberger Berman CLO XVI-S Ltd.
Series 2017-DR-16SA, 3.10%, (3 Month USD LIBOR + 2.90%), 04/17/34 (a)	2,000	2,002
Neuberger Berman Loan Advisers CLO 27, Ltd.
Series 2018-D-27A, 2.78%, (3 Month USD LIBOR + 2.60%), 01/15/30 (a) (b)	1,000	989
New Residential Mortgage Loan Trust
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (a)	3,600	3,702
New Residential Mortgage Loan Trust 2020-RPL2
Series 2020-A1-RPL2, 3.58%, 08/25/23 (a)	1,467	1,491
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 3.13%, 08/25/35 (a)	190	195
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	3,132	3,161
NRPL Trust 2019-3
Series 2019-A1-3A, REMIC, 3.00%, 09/25/22 (g)	5,857	5,881

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Oak Hill Credit Partners X-R Ltd
Series 2014-D1R-10RA, 3.24%, (3 Month USD LIBOR + 3.05%), 04/20/34 (a)	2,000	2,002
Ocean Trails CLO
Series 2020-B-8A, 2.68%, (3 Month USD LIBOR + 2.50%), 07/16/29 (a)	2,000	2,000
Octagon Investment Partners 30, Ltd.
Series 2017-CR-1A, 3.49%, (3 Month USD LIBOR + 3.30%), 03/18/30 (a)	2,500	2,500
Octagon Investment Partners 31 Ltd
Series 2017-DR-1A, 3.59%, (3 Month USD LIBOR + 3.40%), 07/22/30 (a)	1,282	1,282
Octagon Investment Partners 33, Ltd.
Series 2017-C-1A, 2.94%, (3 Month USD LIBOR + 2.75%), 01/21/31 (a) (b)	1,000	991
Series 2017-D-1A, 6.49%, (3 Month USD LIBOR + 6.30%), 01/21/31 (a) (b)	1,000	988
Octagon Investment Partners 34, Ltd.
Series 2017-D-34, 2.69%, (3 Month USD LIBOR + 2.50%), 01/22/30 (a)	1,000	970
Octagon Investment Partners 37, Ltd.
Series 2018-C-2A, 3.03%, (3 Month USD LIBOR + 2.85%), 07/25/30 (a)	1,000	989
Octagon Investment Partners XV, Ltd.
Series 2013-DR-1A, 3.89%, (3 Month USD LIBOR + 3.70%), 07/19/30 (a)	2,500	2,493
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 3.19%, (3 Month USD LIBOR + 3.00%), 07/17/30 (a)	500	498
Octagon Investment Partners XXI Ltd
Series 2014-CR3-1A, 2.90%, (3 Month USD LIBOR + 2.75%), 02/14/31 (a)	500	497
OHA Credit Funding 1 LTD
Series 2018-D-1A, 3.24%, (3 Month USD LIBOR + 3.05%), 10/21/30 (a)	1,000	1,000
OHA Loan Funding 2015-1 Ltd
Series 2015-CR2-1A, 2.81%, (3 Month USD LIBOR + 2.65%), 11/15/32 (a)	1,500	1,502
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 0.86%, (1 Month USD LIBOR + 0.77%), 08/25/35 (a) (g)	3,700	3,613
Series 2007-2A2-6, REMIC, 0.22%, (1 Month USD LIBOR + 0.13%), 07/25/37 (a) (g)	776	625
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 0.21%, (1 Month USD LIBOR + 0.12%), 03/25/37 (a) (g)	2,849	2,737
Pagaya AI Debt Selection Trust 2021-2
Series 2021-NOTE-2, 3.00%, 01/25/29 (h)	8,750	8,822
Park Place Securities, Inc.
Series 2005-M4-WCW2, REMIC, 1.07%, (1 Month USD LIBOR + 0.98%), 07/25/35 (a) (g)	5,000	4,669
Series 2005-M1-WCW3, REMIC, 0.81%, (1 Month USD LIBOR + 0.72%), 08/25/35 (a) (g)	374	377
PMT Credit Risk Transfer Trust 2019-2R
Series 2019-A-2R, REMIC, 2.84%, (1 Month USD LIBOR + 2.75%), 05/30/23 (a)	2,666	2,633
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 3.01%, (1 Month USD LIBOR + 2.90%), 02/27/24 (a) (g)	2,500	2,520
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 02/25/34 (a)	6	5
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	4,925	4,964
Progress Residential 2021-SFR1 Trust
Series 2021-F-SFR1, REMIC, 2.76%, 03/19/26	6,600	6,478
Progress Residential 2021-SFR3 Trust
Series 2021-E1-SFR3, REMIC, 2.54%, 05/11/26	12,000	12,029
Progress Residential Trust
Series 2019-E-SFR4, 3.44%, 10/21/24	7,000	7,145
Series 2021-E1-SFR6, 2.43%, 07/17/26 (h)	1,950	1,964
Series 2021-E2-SFR6, 2.53%, 07/17/26 (h)	1,150	1,158
Series 2021-F-SFR6, 3.42%, 07/17/26 (h)	2,000	2,014
PRPM 2020-3 LLC
Series 2020-A1-3, 2.86%, 09/25/23 (g)	11,425	11,518
PRPM, LLC
Series 2020-A1-4, 2.61%, 10/25/23 (g)	4,645	4,664
Race Point VI CLO, Ltd
Series 2015-DR-7A, 3.78%, (3 Month USD LIBOR + 3.60%), 01/18/28 (a)	1,000	1,000
RALI Series Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	3,612	3,499
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 0.34%, (1 Month USD LIBOR + 0.25%), 02/26/37 (a)	282	278
Renaissance Home Equity Loan Trust 2006-1
Series 2006-AF5-1, REMIC, 6.17%, 05/25/36 (g)	3,460	2,526
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-2, REMIC, 5.80%, 08/25/36 (g)	2,032	1,131
Renew Financial Group LLC
Series 2017-A-2A, 3.22%, 09/22/53	4,761	4,970
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.30%, 01/25/36 (a)	4,450	3,853
Residential Asset Securities Corporation
Series 2006-1A3-EMX9, REMIC, 0.43%, (1 Month USD LIBOR + 0.34%), 09/25/36 (a) (g)	1,521	1,455
RR 4 Ltd
Series 2018-C-4A, 3.13%, (3 Month USD LIBOR + 2.95%), 04/15/30 (a) (b)	1,000	996
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	2,598	2,567
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR2, REMIC, 1.07%, (1 Month USD LIBOR + 0.98%), 03/25/35 (a) (g)	7	7
Series 2007-A2A-HE1, REMIC, 0.15%, (1 Month USD LIBOR + 0.06%), 12/25/36 (a) (g)	234	79
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26	3,940	4,145
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-B-C5, REMIC, 3.93%, 06/12/26	2,391	2,506
SG Commercial Mortgage Securities, LLC
Interest Only, Series 2016-XA-C5, REMIC, 2.10%, 10/13/48 (a)	31,000	2,079
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 0.55%, (1 Month USD LIBOR + 0.46%), 07/25/36 (a) (g)	8,547	2,815
SG Residential Mortgage Trust 2021-1
Series 2021-M1-1, 2.50%, 07/25/61 (a)	3,258	3,258
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27	2,591	2,511
Short-Term Investments Trust
Series 2018-F-SELF, REMIC, 3.12%, (1 Month USD LIBOR + 3.05%), 10/15/37 (a)	2,932	2,934
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/15/31	3,147	3,088
Series 2021-F-OVA, REMIC, 2.85%, 07/15/31	3,147	2,938
SLM Student Loan Trust
Series 2008-A-9, 1.68%, (3 Month USD LIBOR + 1.50%), 04/25/23 (a)	1,143	1,153
SMB Private Education Loan Trust
Series 2018-A2B-B, 0.79%, (1 Month USD LIBOR + 0.72%), 03/15/28 (a) (b)	2,558	2,565
SoFi Alternative Trust 2021-1
Series 2021-PT1-1, 4.61%, 05/25/30	10,000	10,498
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47 (a)	8,344	8,323
SoFi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	8,789	8,781
Sound Point CLO, Ltd.
Series 2020-C-1A, 3.52%, (3 Month USD LIBOR + 3.30%), 07/22/30 (a)	1,000	1,000
Series 2020-D-1A, 4.92%, (3 Month USD LIBOR + 4.70%), 07/22/30 (a)	500	500
Series 2019-DR-2A, 0.00%, (3 Month USD LIBOR + 3.30%), 07/17/34 (a)	2,000	2,003
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (g)	2,534	2,537

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	1,365	1,373
Stewart Park CLO, Ltd.
Series 2015-DR-1A, 2.78%, (3 Month USD LIBOR + 2.60%), 01/15/30 (a)	2,000	1,988
Stichting Babson Euro CLO
Series 2015-DR-IA, 2.79%, (3 Month USD LIBOR + 2.60%), 01/21/31 (a) (b)	1,280	1,242
Structured Asset Investment Loan Trust
Series 2006-A4-1, REMIC, 0.71%, (1 Month USD LIBOR + 0.62%), 01/25/36 (a) (g)	1,492	1,433
Structured Asset Investment Loan Trust 2005-4
Series 2005-M5-5, REMIC, 1.07%, (1 Month USD LIBOR + 0.98%), 06/25/35 (a) (g)	5,897	5,833
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 0.59%, (1 Month USD LIBOR + 0.50%), 07/19/35 (a) (g)	131	125
Structured Asset Mortgage Investments II Trust
Series 2007-2A1-AR2, REMIC, 0.35%, (1 Month USD LIBOR + 0.26%), 03/25/37 (a) (g)	322	155
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 0.75%, (1 Month USD LIBOR + 0.66%), 09/19/32 (a) (g)	7	7
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 0.41%, (1 Month USD LIBOR + 0.32%), 10/25/36 (a) (g)	4,505	3,532
STWD, Ltd.
Series 2019-D-FL1, 2.43%, (1 Month USD LIBOR + 2.35%), 02/15/25 (a)	4,007	3,987
Sunnova Helios IV Issuer LLC
Series 2020-A-AA, 2.98%, 06/21/27	2,142	2,232
Sunnova Sol Issuer, LLC
Series 2020-A-1A, 3.35%, 01/30/30 (b)	2,916	2,966
Sunrun Atlas Issuer 2019-2 LLC
Series 2019-A-2, 3.61%, 11/01/27	2,887	3,124
Symphony CLO XVI Ltd
Series 2015-DR-16A, 3.23%, (3 Month USD LIBOR + 3.05%), 10/15/31 (a)	1,000	1,000
Symphony CLO XVII Ltd
Series 2016-DR-17A, 2.83%, (3 Month USD LIBOR + 2.65%), 04/17/28 (a)	1,000	1,000
Taco Bell Funding, LLC
Series 2018-A2I-1, 4.32%, 11/25/23	4,875	4,884
Taconic Park CLO Ltd
Series 2016-CR-1A, 3.19%, (3 Month USD LIBOR + 3.00%), 01/20/29 (a)	2,000	2,000
Tailwind Limited
Series 2019-A-1, 3.97%, 12/15/44 (g)	3,418	3,394
TAL Advantage VII, LLC
Series 2020-A-1A, REMIC, 2.05%, 09/20/45	691	697
Textainer Marine Containers VII Ltd
Series 2020-A-2A, 2.10%, 06/20/30	697	704
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 2.90%, (3 Month USD LIBOR + 2.80%), 04/20/34 (a)	1,000	997
THL Credit Wind River CLO Ltd
Series 2016-DR-1A, 3.03%, (3 Month USD LIBOR + 2.85%), 07/17/28 (a)	1,000	998
Series 2018-D-1, 3.08%, (3 Month USD LIBOR + 2.90%), 07/15/30 (a)	1,500	1,478
Series 2018-D-2A, 3.18%, (3 Month USD LIBOR + 3.00%), 07/15/30 (a)	2,000	1,976
Series 2018-E-1, 5.68%, (3 Month USD LIBOR + 5.50%), 07/15/30 (a)	500	480
Series 2014-DR-2A, 3.08%, (3 Month USD LIBOR + 2.90%), 01/15/31 (a)	1,000	965
Series 2014-ER-2A, 5.93%, (3 Month USD LIBOR + 5.75%), 01/15/31 (a)	1,000	908
Series 2018-D-3A, 3.14%, (3 Month USD LIBOR + 2.95%), 01/21/31 (a)	1,000	995
Series 2014-DRR-1A, 3.19%, (3 Month USD LIBOR + 3.00%), 07/18/31 (a)	1,000	961
Series 2015-ER-2A, REMIC, 5.73%, (3 Month USD LIBOR + 5.55%), 10/15/27 (a)	2,000	1,989
Thunderbolt Aircraft Lease Limited
Series 2017-A-A, 4.21%, 04/15/24 (b) (g)	5,126	5,169
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	4,839	4,761
Toorak Mortgage Corp Ltd
Series 2018-A1-1, REMIC, 4.34%, 08/25/21 (g)	946	948
Trinity Rail Leasing 2018 LLC
Series 2020-A-1A, 1.96%, 10/17/50	3,683	3,656
TTAN 2021-MHC
Series 2021-F-MHC, REMIC, 3.00%, (1 Month USD LIBOR + 2.90%), 03/15/24 (a)	4,675	4,684
UBS Commercial Mortgage Trust
Series 2017-C-C4, REMIC, 4.59%, 10/15/27 (a)	3,298	3,459
Series 2017-C-C5, REMIC, 4.46%, 11/17/27 (a)	5,169	5,431
Series 2018-C-C8, REMIC, 4.86%, 02/17/28 (a)	3,776	4,240
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	3,959
UBS Commercial Mortgage Trust 2017-C1
Series 2017-B-C1, REMIC, 4.04%, 05/17/27	8,261	9,028
UBS Commercial Mortgage Trust 2017-C2
Series 2017-C-C2, REMIC, 4.30%, 08/17/27 (a)	1,600	1,702
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (a)	2,000	2,238
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-C-C5, REMIC, 4.22%, 02/10/23 (a)	4,702	4,684
United Airlines Pass Through Certificates, Series 2016-1
Series 2016-B-1, 3.65%, 01/07/26	929	922
Upstart Pass-Through Trust
Series 2021-A-ST1, 2.75%, 02/20/27	2,420	2,442
Upstart Pass-Through Trust Series 2021-ST4
Series 2021-A-ST4, 2.00%, 07/20/27	5,900	5,889
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	749	749
USQ Rail I LLC
Series 2021-A-1A, 2.25%, 02/28/51	2,457	2,470
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	7,500	7,469
VB-S1 Issuer, LLC
Series 2018-C-1A, 3.41%, 02/15/23	2,000	2,047
Series 2020-C2-1A, 3.03%, 06/15/25	2,000	2,093
Vendee Mortgage Trust
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	50	54
Venture XIV CLO Ltd
Series 2013-BRR-14A, 1.69%, (3 Month USD LIBOR + 1.55%), 08/28/29 (a)	1,000	1,000
Venture XVIII CLO Ltd
Series 2014-BR-18A, 1.84%, (3 Month USD LIBOR + 1.65%), 10/15/29 (a)	1,000	998
Verus Securitization Trust 2020-1
Series 2020-A3-INV1, REMIC, 3.89%, 03/25/60 (g)	1,863	1,939
Verus Securitization Trust 2020-NPL1
Series 2020-A1-NPL1, 3.60%, 08/25/50 (g)	914	918
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	3,017	3,021
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (g)	1,556	1,559
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (g)	1,073	1,073
Voya CLO Ltd
Series 2014-CR2-1A, 2.99%, (3 Month USD LIBOR + 2.80%), 04/18/31 (a)	1,000	948
Series 2018-D-2A, 2.93%, (3 Month USD LIBOR + 2.75%), 07/15/31 (a)	1,000	977
VR Funding LLC
Series 2020-A-1A, 2.79%, 11/15/27	3,633	3,568
WaMu Asset-Backed Certificates
Series 2004-A5-5, REMIC, 0.65%, (1 Month USD LIBOR + 1.12%), 09/25/34 (a) (g)	198	197
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3A-AR18, REMIC, 2.81%, 01/25/36 (a)	231	233
Series 2006-3A3-AR8, REMIC, 3.32%, 08/25/36 (a)	1,340	1,307
Series 2007-4A1-HY1, REMIC, 3.03%, 02/25/37 (a)	113	111
Series 2007-3A3-HY1, REMIC, 3.11%, 02/25/37 (a)	1,218	1,181

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Series 2007-2A3-HY7, REMIC, 3.03%, 07/25/37 (a)	208	209
Series 2002-1A-AR17, REMIC, 1.32%, (12 Month Treasury Average + 1.20%), 11/25/42 (a)	19	18
Series 2005-A1A1-AR13, REMIC, 0.67%, (1 Month USD LIBOR + 0.58%), 10/25/45 (a) (g)	32	32
Series 2006-1A-AR9, REMIC, 0.95%, (12 Month Treasury Average + 0.83%), 11/25/46 (a) (g)	1,647	1,535
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 1.77%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 1.52%, (12 Month Treasury Average + 1.40%), 08/25/42 (a)	26	26
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	2,727	2,739
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 1.34%, (3 Month USD LIBOR + 1.17%), 07/20/32 (a)	2,000	2,001
Wells Fargo & Company
Series 2015-C-C28, REMIC, 4.23%, 05/16/25 (a)	2,770	2,841
Series 2016-B-C35, REMIC, 3.44%, 07/17/26	3,589	3,803
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 3.02%, 12/25/37 (a)	787	764
Wells Fargo Commercial Mortgage Trust
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,550	1,613
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	3,374
Series 2019-B-C51, REMIC, 3.84%, 06/15/29	670	743
Interest Only, Series 2018-XA-C43, REMIC, 0.82%, 03/17/51 (a)	72,216	2,747
Wells Fargo Commercial Mortgage Trust 2016-NXS6
Series 2016-B-NXS6, REMIC, 3.81%, 09/17/26	2,770	2,950
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	4,717	5,052
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	4,587	4,545
WFRBS Commercial Mortgage Trust
Series 2014-D-C23, REMIC, 4.15%, 10/17/57 (a)	5,789	5,802
WFRBS Commercial Mortgage Trust 2014-C25
Series 2014-B-C25, REMIC, 4.24%, 11/18/24 (a)	2,050	2,169
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (g)	4,624	4,618
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,033,261)		1,042,020
CORPORATE BONDS AND NOTES 24.9%
Financials 6.1%
Acrisure, LLC
4.25%, 02/15/29 (b)	450	444
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (b)	430	452
Ares Capital Corporation
2.15%, 07/15/26	2,510	2,499
2.88%, 06/15/28	960	974
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (b)	375	354
AssuredPartners, Inc.
7.00%, 08/15/25 (b)	940	960
5.63%, 01/15/29 (b)	65	65
Athene Global Funding
3.00%, 07/01/22 (b) (j)	4,555	4,671
Australia and New Zealand Banking Group Limited
2.57%, 11/25/35 (b)	4,920	4,779
Avation Capital
6.50%, 10/31/26 (b) (k)	560	461
Aviation Capital Group LLC
5.50%, 12/15/24 (b)	2,440	2,760
Avolon Holdings Funding Limited
3.25%, 02/15/27 (b)	3,820	3,944
Banco BBVA Peru
5.25%, 09/22/29 (c)	300	315
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (c)	200	210
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (b)	600	590
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (b) (l)	650	681
Banco de Credito del Peru
3.13%, 07/01/30 (c)	900	902
3.13%, 07/01/30 (b)	800	796
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (c) (d)	1,000	1,046
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (c)	600	612
5.38%, 01/28/31 (b)	200	205
Banco Espirito Santo, S.A. - Em Liquidacao
0.00%, 05/08/17 - 01/21/19, EUR (c) (m) (n)	6,400	1,450
Banco General, S.A.
5.25%, (100, 05/07/31) (b) (l)	1,350	1,402
Banco Internacional Del Perú S.A.A. – Interbank
6.63%, 03/19/29 (c)	260	276
4.00%, 07/08/30 (c)	900	889
Banco Macro S.A.
6.75%, 11/04/26 (c)	1,800	1,494
6.75%, 11/04/26 (b)	800	666
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (c) (l)	600	677
7.50%, (100, 06/27/29) (b) (l)	300	339
7.63%, (100, 01/10/28) (c) (d) (l)	2,600	2,951
Banco Nacional De Panama
2.50%, 08/11/30 (b)	500	484
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (c) (l)	1,300	1,372
Bank of America Corporation
3.97%, 02/07/30	3,740	4,241
Bank of Montreal
3.80%, 12/15/32 (o)	3,060	3,370
Barclays PLC
1.54%, (3 Month USD LIBOR + 1.38%), 05/16/24 (a) (o)	4,275	4,349
BBVA Bancomer, S.A.
5.13%, 01/18/33 (c)	2,400	2,505
BDO Unibank, Inc.
2.95%, 03/06/23 (c)	3,000	3,102
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	1,560	1,555
BNP Paribas
3.05%, 01/13/31 (b) (o)	4,385	4,594
BPCE
1.00%, 01/20/26 (b)	2,600	2,563
Brighthouse Financial, Inc.
1.00%, 04/12/24 (b)	990	992
2.00%, 06/28/28 (b)	1,450	1,448
BTG Pactual Holding S.A.
7.75%, 02/15/29 (b)	900	982
CI Financial Corp.
4.10%, 06/15/51	1,385	1,442
CIMB Bank Berhad
0.97%, (3 Month USD LIBOR + 0.78%), 10/09/24 (a) (c)	500	504
Citigroup Inc.
1.26%, (3 Month USD LIBOR + 1.10%), 05/17/24 (a)	5,330	5,410
CK Hutchison International (17) (II) Limited
2.75%, 03/29/23 (b)	1,500	1,557
Commonwealth Bank of Australia
4.32%, 01/10/48 (b)	3,780	4,446
Credit Acceptance Corporation
6.63%, 03/15/26	630	666
Credit Agricole SA
3.75%, 04/24/23 (b) (o)	3,935	4,167
Credit Suisse Group AG
1.31%, 02/02/27 (b)	4,605	4,513

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (100, 11/29/22) (c) (l) (p)	1,800	1,260
9.50%, 02/07/26 (b) (d)	1,200	1,124
DBS Group Holdings Ltd
3.30%, (100, 02/27/25) (c) (l)	200	206
3.60%, (100, 09/07/21) (c) (l)	2,400	2,406
4.52%, 12/11/28 (c)	500	540
1.82%, 03/10/31 (c)	500	499
Discover Financial Services
4.10%, 02/09/27	4,820	5,390
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (b)	1,500	1,409
EG Global Finance PLC
8.50%, 10/30/25 (b)	615	650
Export-Import Bank of Thailand
1.06%, (3 Month USD LIBOR + 0.90%), 11/20/23 (a) (c)	1,000	1,006
Ford Motor Credit Company LLC
1.39%, (3 Month USD LIBOR + 1.24%), 02/15/23 (a)	2,440	2,430
4.39%, 01/08/26	600	649
3.63%, 06/17/31	540	550
General Motors Financial Company, Inc.
1.18%, (3 Month USD LIBOR + 0.99%), 01/05/23 (a)	900	908
3.95%, 04/13/24	810	872
Gilex Holding SARL
8.50%, 05/02/23 (c)	1,200	1,230
8.50%, 05/02/23 (b)	600	614
Global Aviation Leasing Co., Ltd.
7.25%, 09/15/24 (b) (g) (k)	596	598
Global Bank Corporation
5.25%, 04/16/29 (b)	2,300	2,420
Hightower Holdings LLC
6.75%, 04/15/29 (b)	315	321
HSBC Holdings PLC
1.50%, (3 Month USD LIBOR + 1.38%), 09/12/26 (a) (o)	5,130	5,298
Icahn Enterprises L.P.
5.25%, 05/15/27	545	564
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (b)	695	717
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (c) (l)	1,100	1,056
4.63%, (100, 02/27/25) (b) (l)	800	770
JPMorgan Chase & Co.
2.07%, 06/01/29	1,995	2,020
2.52%, 04/22/31	3,155	3,242
2.58%, 04/22/32	2,130	2,188
KASIKORNBANK Public Company Limited
5.28%, (100, 10/14/25) (c) (l)	600	638
LD Holdings Group LLC
6.50%, 11/01/25 (b) (k)	245	250
6.13%, 04/01/28 (b)	60	60
Lloyds Banking Group PLC
3.57%, 11/07/28	3,790	4,142
Macquarie Group Limited
3.19%, 11/28/23 (b)	1,700	1,761
4.15%, 03/27/24 (b)	2,260	2,392
1.63%, 09/23/27 (b)	2,050	2,043
Malayan Banking Berhad
3.91%, 10/29/26 (a) (c)	1,400	1,410
Malaysia Sovereign Sukuk Berhad
3.04%, 04/22/25 (c)	1,000	1,074
Minejesa Capital B.V.
4.63%, 08/10/30 (c)	2,820	2,990
5.63%, 08/10/37 (c)	1,700	1,842
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/25	4,240	4,284
Morgan Stanley
0.79%, 05/30/25	1,830	1,823
3.59%, 07/22/28	4,240	4,697
National Australia Bank Limited
2.99%, 05/21/31 (b)	2,955	3,000
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (b)	80	83
5.50%, 08/15/28 (b)	435	438
NatWest Markets PLC
0.80%, 08/12/24 (b)	2,090	2,081
Navient Corporation
6.50%, 06/15/22	880	918
5.00%, 03/15/27	290	301
NFP Corp.
4.88%, 08/15/28 (b)	275	280
6.88%, 08/15/28 (b)	380	401
NongHyup Bank
1.25%, 07/20/25 (b)	500	501
Oversea-Chinese Banking Corporation Limited
4.25%, 06/19/24 (c)	241	263
1.83%, 09/10/30 (b) (o)	1,600	1,597
1.83%, 09/10/30 (c) (o)	1,100	1,098
Owl Rock Capital Corporation
2.63%, 01/15/27	2,115	2,121
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (b)	470	495
4.25%, 02/15/29 (b)	250	241
Prudential Financial, Inc.
3.91%, 12/07/47	2,165	2,521
Resideo Funding Inc.
6.13%, 11/01/26 (b)	406	428
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (b) (l)	1,250	1,243
SPARC Limited
0.00%, 12/05/22 (c) (e)	1,680	1,655
Springleaf Finance Corporation
6.88%, 03/15/25	290	327
7.13%, 03/15/26	35	41
6.63%, 01/15/28	120	138
5.38%, 11/15/29	240	261
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (b)	2,650	2,845
3.63%, 04/28/26 (b)	1,973	2,142
Synchrony Financial
3.95%, 12/01/27	4,205	4,683
Temasek Financial (I) Limited
1.00%, 10/06/30 (c)	950	889
1.00%, 10/06/30 (b)	2,600	2,434
The Goldman Sachs Group, Inc.
1.33%, (3 Month USD LIBOR + 1.17%), 05/15/26 (a)	5,400	5,511
0.85%, (SOFR + 0.82%), 09/10/27 (a)	1,770	1,765
Titan Acquisition Limited
7.75%, 04/15/26 (b)	160	166
Trident TPI Holdings, Inc.
6.63%, 11/01/25 (b)	380	391
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (c) (l) (p)	4,600	3,416
United Overseas Bank Limited
3.88%, (100, 10/19/23) (l)	2,200	2,283
2.88%, 03/08/27 (a)	2,000	2,025
USA Compression Finance Corp.
6.88%, 09/01/27	930	994
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (b) (o)	2,400	2,594
Wells Fargo & Company
3.20%, 06/17/27	2,020	2,181
2.88%, 10/30/30	2,345	2,484
Willis North America Inc.
4.50%, 09/15/28	3,915	4,527
Woori Bank
4.25%, (100, 10/04/24) (c) (l)	1,200	1,242
		225,473
Utilities 3.9%
AEP Transmission Company, LLC
3.10%, 12/01/26	2,000	2,173
AES Andres B.V.
5.70%, 05/04/28 (b)	1,200	1,244
AES Gener S.A.
7.13%, 03/26/79 (b)	1,500	1,609

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
7.13%, 03/26/79 (c)	500	534
6.35%, 10/07/79 (b)	600	641
6.35%, 10/07/79 (c)	400	427
AES Panama Generation Holdings SRL
4.38%, 05/31/30 (b)	800	838
Ameren Corporation
3.65%, 02/15/26	5,000	5,490
Boston Gas Company
3.15%, 08/01/27 (b)	5,000	5,360
Calpine Corporation
4.50%, 02/15/28 (b)	265	270
5.13%, 03/15/28 (b)	165	168
4.63%, 02/01/29 (b)	215	212
Chile Electricity PEC Spa
0.00%, 01/25/28 (b) (e)	1,950	1,580
Clearway Energy Operating LLC
4.75%, 03/15/28 (b)	375	393
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	4,898
Duke Energy Corporation
3.15%, 08/15/27	5,000	5,433
3.95%, 08/15/47	2,975	3,287
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (b)	5,000	5,436
Emirates Sembcorp Water & Power Company PJSC
4.45%, 08/01/35 (b)	1,000	1,158
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (c)	1,043	1,047
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (c)	2,785	1,987
Empresa Generadora de Electricidad Itabo, S.A.
7.95%, 05/11/26 (c)	1,026	1,062
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (c)	1,600	1,598
4.38%, 02/15/31 (c)	950	941
Entergy Corporation
2.80%, 06/15/30	1,220	1,269
Essential Utilities, Inc.
2.70%, 04/15/30	2,495	2,592
Eversource Energy
2.90%, 10/01/24	4,000	4,235
1.65%, 08/15/30	2,695	2,579
Exelon Corporation
3.40%, 04/15/26	5,712	6,223
Fenix Power Peru S.A.
4.32%, 09/20/27 (c)	517	525
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (c)	4,168	4,736
Georgia Power Company
2.20%, 09/15/24	2,625	2,732
3.25%, 03/15/51	4,215	4,278
GNL Quintero S.A
4.63%, 07/31/29 (c)	2,500	2,721
ITC Holdings Corp.
3.25%, 06/30/26	3,000	3,248
2.95%, 05/14/30 (b)	1,250	1,319
JSW Hydro Energy Limited
4.13%, 05/18/31 (b)	500	508
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (c)	1,800	1,838
1.75%, 05/06/25 (b)	400	409
Korea Electric Power Corp
1.13%, 06/15/25 (c)	200	200
1.13%, 06/15/25 (b)	1,000	999
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (b) (d)	300	299
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	2,098	2,442
Monongahela Power Company
5.40%, 12/15/43 (b)	1,770	2,318
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	6,815	7,536
NiSource Inc.
3.60%, 05/01/30	1,235	1,367
NRG Energy, Inc.
2.00%, 12/02/25 (b)	1,650	1,672
3.63%, 02/15/31 (b)	565	555
NSTAR Electric Company
3.20%, 05/15/27	5,000	5,469
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (c)	300	311
Pacific Gas And Electric Company
1.37%, 03/10/23	2,785	2,785
5.00%, 07/01/28	215	218
2.50%, 02/01/31	2,610	2,442
Pampa Energia S.A.
7.50%, 01/24/27 (c)	2,900	2,606
PSEG Power LLC
3.85%, 06/01/23	3,385	3,588
Southwestern Electric Power Company
2.75%, 10/01/26	3,000	3,187
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (c)	1,108	1,268
6.75%, 04/24/33 (b)	177	203
State Grid Overseas Investment Limited
3.13%, 05/22/23 (c)	500	521
1.00%, 08/05/25 (c)	400	393
Stoneway Capital Corporation
0.00%, 03/01/27 (c) (m) (n)	3,055	855
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (b)	320	327
The Brooklyn Union Gas Company
4.49%, 03/04/49 (b)	3,770	4,453
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (b)	1,500	1,580
The East Ohio Gas Company
3.00%, 06/15/50 (b)	2,660	2,655
The Southern Company
3.70%, 04/30/30 (o)	2,500	2,758
3.75%, 09/15/51	1,680	1,695
Transelec S.A.
3.88%, 01/12/29 (b)	2,500	2,713
		144,413
Energy 2.7%
Aethon United BR LP
8.25%, 02/15/26 (b)	305	330
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (b)	1,000	1,025
Antero Midstream Partners LP
5.75%, 03/01/27 (b)	289	301
Antero Resources Corporation
5.38%, 03/01/30 (b)	310	316
Apache Corporation
4.63%, 11/15/25	210	226
4.38%, 10/15/28	375	400
APT Pipelines Limited
4.25%, 07/15/27 (b)	5,000	5,657
Bip-V Chinook
5.50%, 06/15/31 (b)	1,010	1,052
Blue Racer Midstream, LLC
7.63%, 12/15/25 (b)	30	33
BP Capital Markets America Inc.
2.94%, 06/04/51	1,685	1,617
Canacol Energy Ltd.
7.25%, 05/03/25 (c)	2,500	2,656
Chesapeake Energy Corporation
5.88%, 02/01/29 (b)	420	454
CNX Midstream Partners LP
6.50%, 03/15/26 (b)	520	544
CNX Resources Corporation
6.00%, 01/15/29 (b)	200	216
CSI Compressco LP
7.50%, 04/01/25 (b)	720	730
Diamondback Energy, Inc.
2.88%, 12/01/24	1,100	1,164
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (c)	1,065	1,102

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Enable Midstream Partners, LP
4.40%, 03/15/27	1,305	1,443
5.00%, 05/15/44 (g)	2,300	2,506
Enbridge Inc.
2.50%, 08/01/33	2,020	2,021
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (b)	255	273
Energy Transfer LP
4.75%, 01/15/26	980	1,103
EQM Midstream Partners, LP
4.75%, 01/15/31 (b)	415	428
EQT Corporation
8.50%, 02/01/30 (g) (p)	375	488
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	410	365
Exxon Mobil Corporation
2.61%, 10/15/30	1,860	1,962
4.23%, 03/19/40	2,070	2,474
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (b)	2,400	2,360
2.63%, 03/31/36 (c)	2,100	2,058
Geopark Limited
6.50%, 09/21/24 (c)	468	483
Gran Tierra Energy Inc.
7.75%, 05/23/27 (b)	900	799
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (c)	3,400	3,026
Gulfport Energy Corporation
8.00%, 05/17/26	149	160
Halliburton Company
2.92%, 03/01/30 (d)	1,415	1,470
5.00%, 11/15/45	1,060	1,294
Hess Infrastructure Partners LP
5.63%, 02/15/26 (b)	460	479
Hess Midstream Operations LP
5.13%, 06/15/28 (b)	395	414
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (b)	540	574
5.75%, 02/01/29 (b)	180	188
Hunt Oil USA, Inc.
6.38%, 06/01/28 (c)	1,200	1,266
Indigo Natural Resources LLC
5.38%, 02/01/29 (b)	420	440
Investment Energy Resources Limited
6.25%, 04/26/29 (b) (d)	300	325
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	3,415	4,880
Leeward Renewable Energy Operations LLC
4.25%, 07/01/29 (b)	420	427
Marathon Petroleum Corporation
5.13%, 12/15/26	3,745	4,409
Medco Bell PTE. LTD.
6.38%, 01/30/27 (b)	500	516
MEG Energy Corp.
7.13%, 02/01/27 (b)	490	523
5.88%, 02/01/29 (b)	95	100
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (b)	390	364
Murphy Oil USA, Inc.
4.75%, 09/15/29	335	352
Nabors Industries Ltd
7.25%, 01/15/26 (b)	310	304
NGL Energy Operating LLC
7.50%, 02/01/26 (b)	660	693
NGL Energy Partners LP
7.50%, 04/15/26 (d)	400	365
NGPL PipeCo LLC
3.25%, 07/15/31 (b)	840	866
NuStar Logistics, L.P.
6.00%, 06/01/26	750	816
Oasis Petroleum Inc.
6.38%, 06/01/26 (b)	365	380
Occidental Petroleum Corporation
8.00%, 07/15/25	265	318
3.50%, 08/15/29	685	687
6.63%, 09/01/30	645	776
6.13%, 01/01/31	570	670
6.45%, 09/15/36	220	263
6.60%, 03/15/46	215	255
ONEOK, Inc.
3.40%, 09/01/29	1,145	1,219
ONGC Videsh Limited
4.63%, 07/15/24 (c)	1,000	1,087
Ovintiv Canada ULC
7.38%, 11/01/31	390	518
Par Petroleum, LLC
7.75%, 12/15/25 (b)	740	747
Parkland Corporation
4.50%, 10/01/29 (b)	430	437
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	980	991
PBF Holding Company LLC
6.00%, 02/15/28	190	126
Peabody Energy Corporation
8.50%, 12/31/24 (b) (k)	162	122
PERU LNG
5.38%, 03/22/30 (c)	2,450	2,107
Petrobras Global Finance B.V.
6.75%, 06/03/50	3,600	4,203
5.50%, 06/10/51	500	500
PETRONAS Capital Limited
3.50%, 04/21/30 (b)	600	656
2.48%, 01/28/32 (b)	500	503
PIC AU Holdings Corporation
10.00%, 12/31/24 (b)	182	181
Pioneer Natural Resources Company
1.90%, 08/15/30	3,470	3,333
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (b)	300	311
Regency Energy Partners LP
4.50%, 11/01/23	1,300	1,393
Reliance Industries Limited
5.40%, 02/14/22 (c)	1,000	1,029
SA Global Sukuk Limited
2.69%, 06/17/31 (b)	800	809
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	2,070	2,392
Sunoco LP
5.50%, 02/15/26	590	608
6.00%, 04/15/27	310	325
4.50%, 05/15/29 (b)	160	163
Targa Resource Corporation
6.50%, 07/15/27	260	283
4.88%, 02/01/31 (b)	685	741
Tervita Corporation
11.00%, 12/01/25 (b)	410	459
TransCanada PipeLines Limited
4.25%, 05/15/28	4,000	4,597
Transocean Inc
11.50%, 01/30/27 (b)	145	155
Transocean Poseidon Limited
6.88%, 02/01/27 (b)	635	638
Transocean Proteus Limited
6.25%, 12/01/24 (b)	369	372
UEP Penonome II S.A.
6.50%, 10/01/38 (b)	1,824	1,870
Viper Energy Partners LP
5.38%, 11/01/27 (b)	350	366
Weatherford International Ltd.
11.00%, 12/01/24 (b)	23	24
Western Midstream Operating, LP
4.35%, 02/01/25 (g) (p)	420	444
5.30%, 02/01/30 (g) (p)	435	487
		98,382
Industrials 2.2%
Adani Ports and Special Economic Zone Limited
4.38%, 07/03/29 (c)	600	628
3.10%, 02/02/31 (c)	500	476
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (b)	360	376
Air Lease Corporation
1.88%, 08/15/26	1,675	1,677
Aircastle Limited
2.85%, 01/26/28 (b)	2,610	2,611
Allied Universal Holdco LLC
6.63%, 07/15/26 (b)	370	392
9.75%, 07/15/27 (b)	715	788
American Airlines, Inc.
5.75%, 04/20/29 (b)	640	692
APi Group DE, Inc.
4.13%, 07/15/29 (b)	390	388
ARD Finance S.A.
6.50%, 06/30/27 (b) (k)	200	210
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (b)	850	844
ASGN Incorporated
4.63%, 05/15/28 (b)	290	304
Atkore Inc.
4.25%, 06/01/31 (b)	325	329
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 (b)	170	169
Berry Global, Inc.
1.65%, 01/15/27 (b)	1,455	1,442
BOC Aviation Limited
1.27%, (3 Month USD LIBOR + 1.13%), 09/26/23 (a) (b)	4,775	4,790
Bombardier Inc.
6.00%, 10/15/22 (b)	315	315
7.88%, 04/15/27 (b) (d)	205	213
Builders FirstSource, Inc.
6.75%, 06/01/27 (b)	161	173
5.00%, 03/01/30 (b)	400	420
Carrier Global Corporation
3.38%, 04/05/40	2,560	2,685
Clean Harbors, Inc.
4.88%, 07/15/27 (b)	635	666
5.13%, 07/15/29 (b)	135	147
Colfax Corporation
6.38%, 02/15/26 (b)	499	528
CSX Corporation
3.80%, 11/01/46	4,290	4,877
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (b)	1,845	2,137
FedEx Corporation
4.75%, 11/15/45	2,144	2,677
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (c)	300	347
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (b)	250	260
Garda World Security Corporation
4.63%, 02/15/27 (b)	625	627
6.00%, 06/01/29 (b)	475	471
General Electric Capital Corporation
5.88%, 01/14/38	2,405	3,280
6.88%, 01/10/39	1,335	2,004
GFL Environmental Inc.
4.00%, 08/01/28 (b)	610	603
Griffon Corporation
5.75%, 03/01/28	875	929
IAA Spinco Inc.
5.50%, 06/15/27 (b)	550	577
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (b)	235	245
Jeld-Wen, Inc.
4.63%, 12/15/25 (b)	675	690
KAR Auction Services, Inc.
5.13%, 06/01/25 (b)	485	498
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (b)	465	488
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/34 (c)	1,797	2,093
Madison IAQ LLC
4.13%, 06/30/28 (b)	335	338
5.88%, 06/30/29 (b)	325	331
Masonite International Corporation
5.75%, 09/15/26 (b)	765	793
Northrop Grumman Corporation
5.15%, 05/01/40	2,815	3,698
Omers Private Equity U.S.A. Inc.
7.88%, 07/31/23 (b)	85	85
Owens Corning
4.40%, 01/30/48	2,095	2,475
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (b)	75	81
4.20%, 04/01/27 (b)	2,160	2,429
Pike Corporation
5.50%, 09/01/28 (b)	395	411
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (b)	335	357
PSA Treasury Pte. Ltd.
2.13%, 09/05/29 (c)	1,400	1,423
2.25%, 04/30/30 (c)	300	307
Roper Technologies, Inc.
1.75%, 02/15/31	5,460	5,238
Southwest Airlines Co.
4.75%, 05/04/23	2,210	2,372
Stevens Holding Co., Inc.
6.13%, 10/01/26 (b)	555	595
Teledyne Technologies Incorporated
2.25%, 04/01/28	2,375	2,419
Tempo Acquisition, LLC
6.75%, 06/01/25 (b)	1,030	1,047
The Boeing Company
2.95%, 02/01/30	2,715	2,780
The Dun & Bradstreet Corporation
6.88%, 08/15/26 (b)	165	175
10.25%, 02/15/27 (b)	282	311
The Hillman Group, Inc.
6.38%, 07/15/22 (b)	305	305
TransDigm Inc.
8.00%, 12/15/25 (b)	100	108
6.25%, 03/15/26 (b)	605	638
5.50%, 11/15/27	345	360
4.88%, 05/01/29 (b)	345	349
Triton Container International Limited
1.15%, 06/07/24 (b)	1,070	1,068
Triumph Group, Inc.
6.25%, 09/15/24 (b)	155	157
7.75%, 08/15/25	310	319
Uber Technologies, Inc.
8.00%, 11/01/26 (b)	370	399
7.50%, 09/15/27 (b)	205	225
United Airlines Pass Through Trust
4.38%, 04/15/26 (b)	145	150
4.63%, 04/15/29 (b)	485	502
United Rentals (North America), Inc.
5.25%, 01/15/30	25	27
4.00%, 07/15/30	390	401
United Rentals, Inc.
3.88%, 02/15/31	70	71
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (b)	750	790
Waste Pro USA, Inc.
5.50%, 02/15/26 (b)	385	398
Weir Group PLC(The)
2.20%, 05/13/26 (b)	2,990	2,999
		80,997
Communication Services 2.1%
Activision Blizzard, Inc.
1.35%, 09/15/30	2,650	2,482
Acuris Finance
5.00%, 05/01/28 (b)	675	673
Altice Financing S.A.
5.00%, 01/15/28 (b)	245	241

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Altice France Holding S.A.
5.13%, 07/15/29 (b)	480	485
Altice France S.A.
7.38%, 05/01/26 (b)	292	304
6.00%, 02/15/28 (b)	435	432
AT&T Inc.
2.75%, 06/01/31	5,255	5,462
3.50%, 09/15/53 (b)	7,523	7,545
3.55%, 09/15/55 (b)	403	404
Avaya, Inc.
6.13%, 09/15/28 (b)	425	455
Baidu, Inc.
3.43%, 04/07/30	200	217
Bell Canada Enterprises Inc.
0.75%, 03/17/24	2,475	2,482
Cablevision Lightpath LLC
3.88%, 09/15/27 (b)	300	298
5.63%, 09/15/28 (b)	200	204
CCO Holdings, LLC
5.00%, 02/01/28 (b)	295	310
4.75%, 03/01/30 (b)	735	777
4.50%, 08/15/30 (b)	380	396
Cengage Learning, Inc.
9.50%, 06/15/24 (b)	495	507
CenturyLink, Inc.
5.13%, 12/15/26 (b)	390	405
4.00%, 02/15/27 (b)	360	367
Charter Communications Operating, LLC
4.91%, 07/23/25	4,083	4,626
Cincinnati Bell Inc.
7.00%, 07/15/24 (b)	805	826
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (b)	85	89
7.50%, 06/01/29 (b)	245	254
Comcast Corporation
3.95%, 10/15/25	1,705	1,904
3.40%, 04/01/30	2,255	2,489
Consolidated Communications, Inc.
5.00%, 10/01/28 (b)	415	421
CSC Holdings, LLC
5.25%, 06/01/24	690	748
5.75%, 01/15/30 (b)	795	827
4.63%, 12/01/30 (b)	400	392
Diamond Sports Group, LLC
5.38%, 08/15/26 (b)	405	262
DISH DBS Corporation
5.88%, 11/15/24	410	440
5.13%, 06/01/29 (b)	415	410
Embarq Corporation
8.00%, 06/01/36	370	419
Expedia Group, Inc.
3.80%, 02/15/28	2,295	2,497
Frontier Communications Holdings, LLC
5.88%, 11/01/29	29	30
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (b)	130	139
5.00%, 05/01/28 (b)	260	269
6.75%, 05/01/29 (b)	165	176
GCI, LLC
4.75%, 10/15/28 (b)	380	389
Gray Escrow, Inc.
7.00%, 05/15/27 (b)	475	516
iHeartCommunications, Inc.
8.38%, 05/01/27	70	75
5.25%, 08/15/27 (b)	285	298
Intelsat Jackson Holdings S.A.
0.00%, 08/01/23 (m) (n)	440	252
KT Corp
2.50%, 07/18/26 (c)	1,700	1,783
Level 3 Financing, Inc.
4.25%, 07/01/28 (b)	305	310
Ligado Networks LLC
15.50%, 11/01/23 (b) (k)	351	347
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (b)	450	475
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (b)	945	985
6.50%, 05/15/27 (b)	205	228
Match Group Holdings II, LLC
4.63%, 06/01/28 (b)	185	192
Match Group, Inc.
5.00%, 12/15/27 (b)	340	357
NBN Co Limited
1.45%, 05/05/26 (b)	2,075	2,076
Netflix, Inc.
5.88%, 02/15/25	275	318
5.38%, 11/15/29 (b)	230	279
4.88%, 06/15/30 (b)	160	190
Network I2I Limited
5.65%, (100, 01/15/25) (b) (l)	900	961
Nexstar Escrow Inc.
5.63%, 07/15/27 (b)	300	319
Omnicom Group Inc.
2.60%, 08/01/31	1,125	1,144
Ooredoo International Finance Limited
3.25%, 02/21/23 (c)	500	521
3.75%, 06/22/26 (c)	200	221
Radiate HoldCo, LLC
4.50%, 09/15/26 (b)	315	326
6.50%, 09/15/28 (b)	120	126
Scripps Escrow II, Inc.
3.88%, 01/15/29 (b)	145	144
Scripps Escrow, Inc.
5.88%, 07/15/27 (b)	355	368
Singtel Group Treasury Pte. Ltd.
1.88%, 06/10/30 (c)	700	691
Sirius XM Radio Inc.
5.50%, 07/01/29 (b)	325	354
4.13%, 07/01/30 (b)	540	546
Sprint Corporation
7.13%, 06/15/24	1,205	1,393
6.88%, 11/15/28	1,255	1,610
Telesat Canada
4.88%, 06/01/27 (b)	255	247
6.50%, 10/15/27 (b)	260	248
Tencent Holdings Limited
2.39%, 06/03/30 (b)	3,000	2,989
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (b)	155	167
The Interpublic Group of Companies, Inc.
5.40%, 10/01/48	3,125	4,158
T-Mobile USA, Inc.
2.25%, 02/15/26	2,420	2,441
3.38%, 04/15/29	210	217
3.38%, 04/15/29 (b)	165	170
2.88%, 02/15/31	190	188
Townsquare Media, Inc.
6.88%, 02/01/26 (b)	155	166
Univision Communications Inc.
6.63%, 06/01/27 (b)	385	417
4.50%, 05/01/29 (b)	325	327
Verizon Communications Inc.
2.65%, 11/20/40	4,300	4,149
Virgin Media Finance PLC
5.00%, 07/15/30 (b)	620	625
VTR Finance N.V.
6.38%, 07/15/28 (c)	200	213
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (b)	460	457
6.13%, 03/01/28 (b)	215	220
		76,857
Consumer Discretionary 1.5%
Academy, Ltd.
6.00%, 11/15/27 (b)	405	433
Allison Transmission, Inc.
3.75%, 01/30/31 (b)	375	368
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	320	330

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Asbury Automotive Group, Inc.
4.50%, 03/01/28	112	116
4.75%, 03/01/30	112	117
At Home Group, Inc.
4.88%, 07/15/28 (b)	115	115
7.13%, 07/15/29 (b)	240	242
Boyd Gaming Corporation
4.75%, 06/15/31 (b)	560	582
Boyne USA, Inc.
4.75%, 05/15/29 (b)	700	725
Carlson Travel, Inc.
6.75%, 12/15/25 (b) (d)	215	198
Carnival Corporation
11.50%, 04/01/23 (b)	180	203
5.75%, 03/01/27 (b)	395	416
Carvana Co.
5.63%, 10/01/25 (b)	175	182
Cedar Fair, L.P.
5.25%, 07/15/29	550	567
Century Communities, Inc.
6.75%, 06/01/27	345	366
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (b)	460	494
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (b)	565	572
Dana Corporation
5.38%, 11/15/27	120	128
5.63%, 06/15/28	310	335
4.25%, 09/01/30	95	98
Dealer Tire, LLC
8.00%, 02/01/28 (b)	310	334
Dollar Tree, Inc.
4.00%, 05/15/25	3,960	4,371
Eldorado Resorts, Inc.
6.25%, 07/01/25 (b)	460	488
Everi Holdings Inc.
5.00%, 07/15/29 (b)	230	230
Expedia Group, Inc.
2.95%, 03/15/31 (p)	1,055	1,072
Ferrellgas Escrow, LLC
5.38%, 04/01/26 (b)	330	327
Ford Motor Company
7.45%, 07/16/31	480	634
Full House Resorts, Inc.
8.25%, 02/15/28 (b)	165	180
General Motors Financial Company, Inc.
2.75%, 06/20/25	4,750	5,002
Golden Entertainment, Inc.
7.63%, 04/15/26 (b)	315	335
Group 1 Automotive, Inc.
4.00%, 08/15/28 (b)	140	142
Grubhub Holdings Inc.
5.50%, 07/01/27 (b)	215	227
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (b)	25	26
5.75%, 05/01/28 (b)	30	32
Hyundai Capital America
2.65%, 02/10/25 (b)	4,845	5,057
1.80%, 10/15/25 (b)	150	152
Installed Building Products, Inc.
5.75%, 02/01/28 (b)	425	447
IRB Holding Corp.
6.75%, 02/15/26 (b)	640	663
JD.com, Inc.
3.38%, 01/14/30	2,500	2,667
LBM Acquisition, LLC
6.25%, 01/15/29 (b)	210	212
LSF9 Atlantis
7.75%, 02/15/26 (b)	375	388
M/I Homes, Inc.
4.95%, 02/01/28	380	397
Marriott International, Inc.
3.13%, 06/15/26	2,405	2,556
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	600	624
McDonald's Corporation
3.60%, 07/01/30	2,250	2,530
4.45%, 03/01/47	1,885	2,324
MGM Resorts International
6.75%, 05/01/25	465	498
5.75%, 06/15/25	227	250
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (b)	680	681
NCL Corporation Ltd.
3.63%, 12/15/24 (b)	605	584
5.88%, 03/15/26 (b)	165	173
New Golden Nugget Inc.
6.75%, 10/15/24 (b)	795	801
8.75%, 10/01/25 (b) (d)	150	158
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (b)	387	412
8.50%, 05/15/27 (b)	230	251
Penn National Gaming, Inc.
5.63%, 01/15/27 (b)	655	681
4.13%, 07/01/29 (b)	300	300
PetSmart, Inc.
4.75%, 02/15/28 (b)	830	862
7.75%, 02/15/29 (b)	500	551
Real Hero Merger
6.25%, 02/01/29 (b)	165	171
Rent-A-Center, Inc.
6.38%, 02/15/29 (b)	330	354
Scientific Games International, Inc.
5.00%, 10/15/25 (b)	570	588
8.25%, 03/15/26 (b)	215	231
Six Flags Operations Inc.
4.88%, 07/31/24 (b)	660	666
SRS Distribution Inc.
4.63%, 07/01/28 (b)	315	322
6.13%, 07/01/29 (b)	485	500
Staples, Inc.
7.50%, 04/15/26 (b)	315	326
10.75%, 04/15/27 (b)	150	153
Superior Plus LP
4.50%, 03/15/29 (b)	630	649
Tempur Sealy International, Inc.
4.00%, 04/15/29 (b)	245	249
Tenneco Inc.
5.13%, 04/15/29 (b)	415	427
The Goodyear Tire & Rubber Company
5.25%, 07/15/31 (b)	400	417
The Home Depot, Inc.
3.90%, 06/15/47	2,125	2,524
The William Carter Company
5.63%, 03/15/27 (b)	490	515
Twin River Worldwide Holdings, Inc.
6.75%, 06/01/27 (b)	835	890
Victoria's Secret & Co
4.63%, 07/15/29	230	230
Viking Cruises Limited
13.00%, 05/15/25 (b)	135	159
5.88%, 09/15/27 (b)	1,025	1,013
Wheel Pros, Inc.
6.50%, 05/15/29 (b)	245	248
Wolverine Escrow LLC
9.00%, 11/15/26 (b)	322	314
Yum! Brands, Inc.
7.75%, 04/01/25 (b)	190	207
4.75%, 01/15/30 (b)	370	400
		55,759
Health Care 1.4%
AbbVie Inc.
4.70%, 05/14/45	4,325	5,406
Anthem, Inc.
2.38%, 01/15/25	2,100	2,199
Avantor Funding, Inc.
4.63%, 07/15/28 (b)	290	306
Bausch Health Companies Inc.
7.00%, 01/15/28 (b)	530	547

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
4.88%, 06/01/28 (b)	420	430
6.25%, 02/15/29 (b)	330	326
5.25%, 01/30/30 (b)	395	369
Becton, Dickinson and Company
2.89%, 06/06/22	4,678	4,781
Bristol-Myers Squibb Company
4.35%, 11/15/47	3,955	5,014
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (b)	475	497
Centene Corporation
4.25%, 12/15/27	450	475
3.00%, 10/15/30	220	226
2.50%, 03/01/31	3,860	3,812
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (b)	360	373
Cigna Holding Company
4.90%, 12/15/48	2,865	3,704
Community Health Systems, Inc.
6.00%, 01/15/29 (b)	460	492
6.88%, 04/15/29 (b)	330	347
4.75%, 02/15/31 (b)	415	417
CVS Health Corporation
5.05%, 03/25/48	2,035	2,647
DaVita Inc.
4.63%, 06/01/30 (b)	325	334
Emergent BioSolutions Inc.
3.88%, 08/15/28 (b)	415	407
Encompass Health Corporation
4.50%, 02/01/28	180	187
4.75%, 02/01/30	60	64
4.63%, 04/01/31	475	509
Endo Luxembourg Finance Company I S.à r.l.
6.13%, 04/01/29 (b)	340	333
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (b)	235	164
HCA Inc.
5.38%, 09/01/26	980	1,128
4.13%, 06/15/29	2,180	2,458
3.50%, 09/01/30	620	660
Health Care Service Corporation, A Mutual Legal Reserve Company
3.20%, 06/01/50 (b)	580	600
Horizon Therapeutics USA, Inc.
5.50%, 08/01/27 (b)	630	669
Illumina, Inc.
0.55%, 03/23/23	1,675	1,675
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (b)	290	301
Legacy Lifepoint Health, LLC
6.75%, 04/15/25 (b)	245	261
4.38%, 02/15/27 (b)	415	420
Organon Finance 1 LLC
5.13%, 04/30/31 (b)	570	587
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (b)	42	45
7.25%, 02/01/28 (b)	366	400
Radiology Partners, Inc.
9.25%, 02/01/28 (b)	465	515
Royalty Pharma PLC
3.30%, 09/02/40 (b)	2,690	2,704
RP Escrow Issuer LLC
5.25%, 12/15/25 (b)	480	501
Select Medical Corporation
6.25%, 08/15/26 (b)	855	911
Tenet Healthcare Corporation
6.25%, 02/01/27 (b)	605	632
5.13%, 11/01/27 (b)	215	225
6.13%, 10/01/28 (b)	730	777
4.25%, 06/01/29 (b)	575	583
The Providence Service Corporation
5.88%, 11/15/25 (b)	270	289
Upjohn Inc.
1.65%, 06/22/25 (b)	1,460	1,479
Vizient, Inc.
6.25%, 05/15/27 (b)	410	433
		52,619
Information Technology 1.3%
Arches Buyer Inc.
4.25%, 06/01/28 (b)	135	134
Arrow Electronics, Inc.
3.88%, 01/12/28	1,920	2,151
Ascend Learning, LLC
6.88%, 08/01/25 (b)	965	982
Banff Merger Sub Inc.
9.75%, 09/01/26 (b)	165	174
Boxer Parent Company Inc.
7.13%, 10/02/25 (b)	35	37
Broadcom Inc.
3.42%, 04/15/33 (b)	3,620	3,817
Camelot Finance S.A.
4.50%, 11/01/26 (b)	455	474
Castle United States Holding Corporation
9.50%, 02/15/28 (b)	590	616
Clarivate Science Holdings Corporation
4.88%, 06/30/29 (b)	245	251
CommScope Technologies LLC
5.00%, 03/15/27 (b)	245	251
Dell International L.L.C.
5.30%, 10/01/29 (p)	4,175	5,035
Endure Digital, Inc.
6.00%, 02/15/29 (b)	495	490
Fortinet, Inc.
1.00%, 03/15/26	2,540	2,514
GTT Communications Inc.
7.88%, 12/31/24 (b)	340	35
LogMeIn, Inc.
5.50%, 09/01/27 (b)	185	192
Marvell Technology, Inc.
4.20%, 06/22/23 (b)	4,010	4,261
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (b) (d)	680	683
NetApp, Inc.
1.88%, 06/22/25	2,515	2,586
NXP B.V.
3.88%, 06/18/26 (b)	2,185	2,419
Oracle Corporation
3.85%, 04/01/60	3,280	3,484
Sabre GLBL Inc.
9.25%, 04/15/25 (b)	220	262
Science Applications International Corporation
4.88%, 04/01/28 (b)	180	189
Seagate HDD Cayman
3.38%, 07/15/31 (b)	205	198
Texas Instruments Incorporated
1.75%, 05/04/30	1,185	1,178
The Western Union Company
2.75%, 03/15/31 (p)	5,040	5,045
TSMC Global Limited
1.25%, 04/23/26 (b)	7,940	7,895
ViaSat, Inc.
6.50%, 07/15/28 (b)	460	491
Virtusa Corporation
7.13%, 12/15/28 (b)	160	164
Vontier Corporation
2.40%, 04/01/28 (b)	1,410	1,400
		47,408
Materials 1.3%
Anglo American Capital PLC
4.50%, 03/15/28 (b)	3,970	4,545
Antofagasta PLC
2.38%, 10/14/30 (c)	500	481
Arconic Corporation
6.13%, 02/15/28 (b)	765	820
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (b)	280	286

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Axalta Coating Systems, LLC
4.75%, 06/15/27 (b)	670	702
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (b)	1,000	1,167
Cap S.A.
3.90%, 04/27/31 (b)	600	600
CCL Industries Inc.
3.05%, 06/01/30 (b)	1,875	1,968
CSN Islands XII Corp
7.00% (c) (l)	1,800	1,814
CVR Partners, LP
6.13%, 06/15/28 (b)	245	251
DuPont de Nemours, Inc.
5.42%, 11/15/48	1,510	2,110
Fresenius Medical Care Holdings, Inc.
4.88%, 06/15/27 (b)	715	758
Glencore Funding LLC
1.63%, 04/27/26 (b)	3,735	3,748
GrafTech Finance Inc.
4.63%, 12/15/28 (b)	210	216
Hexion Inc.
7.88%, 07/15/27 (b)	285	307
Illuminate Buyer LLC
9.00%, 07/01/28 (b)	360	402
Kraton Polymers U.S. LLC
4.25%, 12/15/25 (b)	605	617
LG Chem, Ltd.
2.38%, 07/07/31 (b)	300	299
MEGlobal Canada ULC
5.00%, 05/18/25 (b)	1,500	1,682
Nexa Resources S.A.
5.38%, 05/04/27 (c) (d)	200	214
Nouryon Finance B.V.
8.00%, 10/01/26 (b)	175	185
Novelis Corporation
4.75%, 01/30/30 (b)	240	252
Nutrien Ltd.
4.20%, 04/01/29	4,075	4,678
Packaging Corporation of America
3.40%, 12/15/27	1,975	2,171
POSCO
2.38%, 01/17/23 (c)	1,900	1,945
2.75%, 07/15/24 (c)	600	630
Schweitzer-Mauduit International, Inc.
6.88%, 10/01/26 (b) (o)	485	514
Scih Salt Holdings Inc.
6.63%, 05/01/29 (b) (d)	145	145
Silgan Holdings Inc.
4.13%, 02/01/28	630	654
SunCoke Energy, Inc.
7.50%, 06/15/25 (b)	855	888
4.88%, 06/30/29 (b)	510	510
Suzano Austria GmbH
3.13%, 01/15/32	400	396
The Scotts Miracle-Gro Company
4.50%, 10/15/29	420	437
TMS International Corp.
6.25%, 04/15/29 (b)	220	231
Tronox Incorporated
4.63%, 03/15/29 (b)	105	106
UltraTech Cement Limited
2.80%, 02/16/31 (c)	300	293
UPL Corporation Limited
4.50%, 03/08/28 (c)	700	750
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (b)	1,300	1,144
Vedanta Resources Limited
6.13%, 08/09/24 (c)	4,000	3,350
Westrock Company, Inc.
3.75%, 03/15/25	4,220	4,606
		46,872
Consumer Staples 1.2%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (b)	600	581
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	1,765	2,233
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	2,340	2,852
B&G Foods, Inc.
5.25%, 09/15/27	240	250
BAT Capital Corp.
3.46%, 09/06/29	4,920	5,188
Bunge Limited Finance Corp.
2.75%, 05/14/31	2,645	2,671
Campbell Soup Company
2.38%, 04/24/30	1,295	1,305
Constellation Brands, Inc.
3.15%, 08/01/29	2,130	2,289
2.88%, 05/01/30	260	273
Coty Inc.
5.00%, 04/15/26 (b)	405	411
6.50%, 04/15/26 (b)	245	248
Flowers Foods, Inc.
2.40%, 03/15/31	1,175	1,178
JBS Finance Luxembourg S.à r.l.
3.63%, 01/15/32 (b)	700	699
JBS USA Food Company
5.50%, 01/15/30 (b)	85	94
3.75%, 12/01/31 (b)	210	214
Keurig Dr Pepper Inc.
3.80%, 05/01/50	2,285	2,575
Kraft Heinz Foods Company
5.00%, 07/15/35	440	538
5.20%, 07/15/45	1,210	1,503
Kronos Acquisition Holdings Inc
5.00%, 12/31/26 (b)	1,025	1,045
7.00%, 12/31/27 (b) (d)	550	552
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (b)	345	360
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (b)	450	471
Metis Merger Subordinated LLC
6.50%, 05/15/29 (b)	375	369
Minerva Luxembourg S.A.
4.38%, 03/18/31 (b) (d)	2,200	2,187
Mondelez International, Inc.
1.88%, 10/15/32 (p)	1,550	1,500
NESCO Holdings II, Inc.
5.50%, 04/15/29 (b)	115	120
Performance Food Group, Inc.
5.50%, 10/15/27 (b)	530	558
Pilgrim's Pride Corporation
5.88%, 09/30/27 (b)	465	496
Post Holdings, Inc.
5.50%, 12/15/29 (b)	130	139
4.63%, 04/15/30 (b)	540	550
Primo Water Holdings Inc.
4.38%, 04/30/29 (b)	470	470
SEG Holding LLC
5.63%, 10/15/28 (b)	630	661
Smithfield Foods, Inc.
4.25%, 02/01/27 (b)	4,365	4,773
Spectrum Brands, Inc.
5.00%, 10/01/29 (b)	360	383
3.88%, 03/15/31 (b)	415	408
Sysco Corporation
3.30%, 02/15/50	3,625	3,643
Triton Water Holdings Incorporated
6.25%, 04/01/29 (b)	385	388
U.S. Foods Inc.
6.25%, 04/15/25 (b)	40	42
4.75%, 02/15/29 (b)	345	352
United Natural Foods, Inc.
6.75%, 10/15/28 (b)	450	484
Verscend Holding Corp.
9.75%, 08/15/26 (b)	739	779
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (b)	550	574
		46,406

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Real Estate 1.2%
Agree Limited Partnership
2.60%, 06/15/33	1,045	1,041
Alexandria Real Estate Equities, Inc.
3.00%, 05/18/51	1,585	1,558
American Tower Corporation
3.38%, 10/15/26	5,000	5,442
3.60%, 01/15/28	4,495	4,945
Boston Properties Limited Partnership
3.40%, 06/21/29	3,275	3,559
Crown Castle International Corp.
3.65%, 09/01/27	9,190	10,131
Equinix, Inc.
1.80%, 07/15/27	1,940	1,951
2.15%, 07/15/30	2,250	2,239
ESH Hospitality, Inc.
5.25%, 05/01/25 (b)	540	550
Iron Mountain Incorporated
4.88%, 09/15/29 (b)	365	377
4.50%, 02/15/31 (b)	275	279
iStar Inc.
4.75%, 10/01/24	300	317
Mattamy Homes Limited
4.63%, 03/01/30 (b)	400	409
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27	540	603
MPT Operating Partnership, L.P.
5.00%, 10/15/27	1,375	1,458
National Retail Properties, Inc.
2.50%, 04/15/30	1,145	1,166
Office Properties Income Trust
2.65%, 06/15/26	505	512
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	580	578
Park Intermediate Holdings LLC
4.88%, 05/15/29 (b)	285	295
Realogy Group LLC
7.63%, 06/15/25 (b)	300	325
5.75%, 01/15/29 (b)	315	329
Simon Property Group, L.P.
2.45%, 09/13/29	2,190	2,257
Uniti Group Inc.
6.50%, 02/15/29 (b)	325	327
VICI Properties Inc.
3.75%, 02/15/27 (b)	70	71
Vornado Realty L.P.
2.15%, 06/01/26	835	846
Welltower Inc.
2.80%, 06/01/31	2,470	2,552
WeWork Companies Inc.
7.88%, 05/01/25 (b)	170	178
XHR LP
6.38%, 08/15/25 (b)	280	298
4.88%, 06/01/29 (b)	415	428
		45,021
Total Corporate Bonds And Notes (cost $888,780)		920,207
SENIOR FLOATING RATE INSTRUMENTS 3.6%
Information Technology 0.8%
Access CIG, LLC
2018 1st Lien Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 02/14/25 (a)	694	689
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (a)	427	420
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (a)	145	146
Applied Systems, Inc.
2017 1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 09/06/24 (a)	813	811
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 2.25%), 09/06/24 (a)	2	2
Ascend Learning, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 06/29/24 (a)	817	816
Aspect Software, Inc.
2021 Term Loan, 6.00%, (3 Month USD LIBOR + 5.25%), 12/31/24 (a)	410	402
Avaya, Inc.
2021 Term Loan B2, 4.07%, (1 Month USD LIBOR + 4.00%), 12/15/27 (a)	505	506
2020 Term Loan B, 4.32%, (1 Month USD LIBOR + 4.25%), 12/15/27 (a)	317	318
Banff Merger Sub Inc
2021 USD Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 10/01/25 (a)	500	497
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	695	687
Bright Bidco B.V.
2018 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 06/28/24 (a)	313	262
By Crown Parent, LLC
Term Loan B1, 4.00%, (1 Month USD LIBOR + 3.00%), 01/30/26 (a)	371	371
Castle US Holding Corporation
USD Term Loan B, 3.95%, (3 Month USD LIBOR + 3.75%), 02/28/27 (a)	851	840
Colorado Buyer Inc
Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 03/15/24 (a)	372	362
CommerceHub, Inc.
2020 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 12/02/27 (a)	194	195
Constant Contact Inc
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	560	558
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (a)	310	309
Cvent, Inc.
1st Lien Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 11/30/24 (a)	785	774
DCert Buyer, Inc.
2019 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	534	534
Delta TopCo, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	375	376
Emerald TopCo Inc
Term Loan, 3.61%, (1 Month USD LIBOR + 3.50%), 07/16/26 (a)	1	1
Term Loan, 3.69%, (1 Month USD LIBOR + 3.50%), 07/16/26 (a)	397	395
Endure Digital Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 01/27/28 (a)	845	840
eResearchTechnology, Inc.
2020 1st Lien Term Loan, 5.50%, (1 Month USD LIBOR + 4.50%), 02/05/27 (a)	40	40
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 3.70%, (3 Month USD LIBOR + 3.50%), 07/24/24 (a)	438	401
Flexera Software LLC
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 01/26/28 (a)	689	690
Grab Holdings Inc
Term Loan B, 5.50%, (6 Month USD LIBOR + 4.50%), 01/20/26 (a)	429	435
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	831	832
Helios Software Holdings, Inc.
2021 USD Term Loan B, 3.93%, (6 Month USD LIBOR + 3.75%), 03/05/28 (a)	721	721
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (a)	685	686
2021 2nd Lien Term Loan, 7.00%, (1 Month USD LIBOR + 6.25%), 07/07/25 (a)	186	187
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	227	227

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Informatica LLC
2020 USD Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 02/19/27 (a)	543	539
Ingram Micro Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 03/30/29 (a) (q)	675	676
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 11/06/25 (a)	824	823
Ivanti Software, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 11/22/27 (a)	364	364
KBR, Inc.
2020 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 02/03/27 (a)	271	271
LogMeIn, Inc.
Term Loan B, 4.83%, (1 Month USD LIBOR + 4.75%), 08/31/27 (a)	688	687
Mitchell International, Inc.
2017 1st Lien Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 11/21/24 (a)	623	617
2017 2nd Lien Term Loan, 7.34%, (1 Month USD LIBOR + 7.25%), 12/01/25 (a)	100	100
MLN US HoldCo LLC
2018 1st Lien Term Loan, 4.59%, (3 Month USD LIBOR + 4.50%), 07/13/25 (a)	148	135
NCR Corporation
2019 Term Loan, 2.69%, (3 Month USD LIBOR + 2.50%), 04/12/25 (a)	147	145
OneDigital Borrower LLC
2020 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/29/27 (a)	794	797
Osmosis Debt Merger Sub, Inc.
2021 1st Lien Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 06/17/28 (a) (q)	22	22
2021 1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 06/17/28 (a) (q)	173	174
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (a)	718	720
PointClickCare Technologies, Inc.
Term Loan B, 3.75%, (6 Month USD LIBOR + 3.00%), 12/16/27 (a)	186	186
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 12/16/27 (a)	9	9
Presidio, Inc.
2020 Term Loan B, 3.60%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	1	1
2020 Term Loan B, 3.60%, (1 Month USD LIBOR + 3.50%), 12/19/26 (a)	4	4
2020 Term Loan B, 3.69%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	80	79
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 4.10%, (1 Month USD LIBOR + 4.00%), 04/26/24 (a)	819	820
Proofpoint, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 06/09/28 (a) (q)	465	462
Redstone Buyer LLC
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 12/31/24 (a)	334	333
Renaissance Holding Corp.
2018 1st Lien Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 05/21/25 (a)	621	613
2nd Lien Term Loan, 0.00%, (3 Month USD LIBOR + 7.00%), 05/29/26 (a) (q)	205	205
Riverbed Technology, Inc.
2020 Term Loan B, 7.00%, (3 Month USD LIBOR + 6.00%), 12/31/23 (a)	353	334
Sabre GLBL Inc.
2018 Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 02/22/24 (a)	287	282
2020 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 12/17/27 (a)	109	110
Severin Acquisition, LLC
2018 Term Loan B, 3.33%, (1 Month USD LIBOR + 3.25%), 06/15/25 (a)	817	812
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	816	816
Surf Holdings, LLC
USD Term Loan , 3.63%, (3 Month USD LIBOR + 3.50%), 01/15/27 (a)	812	806
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (a)	725	725
Tibco Software Inc.
2020 Term Loan B3, 3.85%, (1 Month USD LIBOR + 3.75%), 07/03/26 (a)	792	789
2020 2nd Lien Term Loan, 7.35%, (1 Month USD LIBOR + 7.25%), 02/14/28 (a)	45	46
Ultimate Software Group Inc(The)
Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 04/08/26 (a)	48	48
2021 Incremental Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 05/04/26 (a)	775	775
2020 2nd Lien Incremental Term Loan, 7.50%, (3 Month USD LIBOR + 6.75%), 05/03/27 (a)	70	71
Ultra Clean Holdings, Inc
2021 Term Loan B, 3.84%, (3 Month USD LIBOR + 3.75%), 08/27/25 (a)	224	224
Virtusa Corporation
Term Loan B, 5.00%, (1 Month USD LIBOR + 4.25%), 12/09/27 (a)	95	95
VS Buyer, LLC
Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 02/19/27 (a)	815	811
		30,856
Industrials 0.6%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a)	425	443
Aegion Corporation
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/31/28 (a)	140	141
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	167	167
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 05/04/28 (a)	1,090	1,092
Amentum Government Services Holdings LLC
Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 01/24/27 (a)	412	411
American Airlines, Inc.
2017 1st Lien Term Loan, 1.85%, (1 Month USD LIBOR + 1.75%), 10/10/21 (a)	307	293
Repriced TL B due 2023, 2.10%, (1 Month USD LIBOR + 2.00%), 04/28/23 (a)	148	145
2017 Incremental Term Loan, 2.07%, (1 Month USD LIBOR + 2.00%), 12/14/23 (a)	148	144
American Residential Services, LLC
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	149	149
American Trailer World Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/17/28 (a)	325	324
Artera Services, LLC
Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 03/06/25 (a) (q)	280	279
Autokiniton US Holdings, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.50%), 03/26/28 (a)	195	196
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	437	429
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	113	111
Brookfield WEC Holdings Inc.
2021 Term Loan, 3.25%, (1 Month USD LIBOR + 2.75%), 08/01/25 (a)	398	394
Brown Group Holding, LLC
Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 12/31/24 (a)	75	75

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (a)	20	20
Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 10/31/26 (a)	805	800
CNT Holdings I Corp
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/16/27 (a)	300	300
Columbus McKinnon Corporation
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 04/07/28 (a)	50	50
Compass Power Generation LLC
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/20/24 (a)	547	540
CP Atlas Buyer, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 11/23/27 (a)	683	681
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	752	755
2021 Delayed Draw Term Loan , 4.50%, (1 Month USD LIBOR + 3.75%), 03/04/26 (a)	120	120
2021 2nd Lien Term Loan, 7.50%, (1 Month USD LIBOR + 6.75%), 03/18/29 (a)	80	80
Dun & Bradstreet Corporation (The)
Term Loan, 3.35%, (1 Month USD LIBOR + 3.25%), 02/01/26 (a)	922	917
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	108	105
2020 Term Loan B1, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	201	196
EAB Global, Inc.
1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 08/15/22 (a)	690	689
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 12/31/24 (a) (q)	570	569
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 11/16/24 (a)	520	518
Filtration Group Corporation
2018 1st Lien Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 03/27/25 (a)	547	542
First Advantage Holdings, LLC
2021 Term Loan B, 3.34%, (3 Month USD LIBOR + 3.00%), 01/31/27 (a)	378	376
Foundation Building Materials Holding Company LLC
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 02/03/28 (a)	425	422
Garda World Security Corporation
2021 Term Loan B, 4.35%, (1 Month USD LIBOR + 4.25%), 10/30/26 (a)	880	883
Graham Packaging Company Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/04/27 (a)	435	434
Harbor Freight Tools USA, Inc.
2020 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 10/14/27 (a)	557	557
Kenan Advantage Group, Inc.
2021 Term Loan B1, 4.50%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	374	374
Madison IAQ LLC
Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 06/15/28 (a)	335	335
MIC Glen LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 06/23/28 (a) (q)	115	115
Minotaur Acquisition, Inc.
Term Loan B, 4.84%, (1 Month USD LIBOR + 4.75%), 02/27/26 (a)	683	683
Mirion Technologies, Inc.
2019 Term Loan B, 4.20%, (3 Month USD LIBOR + 4.00%), 12/31/22 (a)	95	95
Packers Holdings, LLC
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 03/04/28 (a)	395	393
Pike Corporation
2021 Incremental Term Loan B, 3.10%, (1 Month USD LIBOR + 3.00%), 01/15/28 (a)	163	163
PODS, LLC
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.00%), 03/17/28 (a)	793	791
Polaris Newco LLC
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 4.00%), 06/03/28 (a)	810	812
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 02/05/23 (a)	204	203
Syncreon Group B.V.
2019 First Out Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 10/01/24 (a)	93	92
The Hillman Group, Inc.
2021 Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 2.75%), 02/24/28 (a) (q)	41	40
2021 Term Loan B1, 0.00%, (3 Month USD LIBOR + 2.75%), 02/24/28 (a) (q)	199	199
Titan Acquisition Limited
2018 Term Loan B, 3.27%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	650	638
Uber Technologies, Inc.
2021 1st Lien Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 04/04/25 (a)	711	711
2021 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 02/16/27 (a)	29	29
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (a)	300	304
Univar Solutions Inc.
2019 USD Term Loan B5, 2.09%, (1 Month USD LIBOR + 2.00%), 11/08/26 (a)	94	93
		20,417
Consumer Discretionary 0.6%
Alterra Mountain Company
Term Loan B1, 2.84%, (1 Month USD LIBOR + 2.75%), 06/28/24 (a)	671	662
American Tire Distributors Holdings, Inc.
2015 Term Loan, 8.50%, (3 Month USD LIBOR + 7.50%), 10/01/21 (a)	26	26
2015 Term Loan, 8.50%, (1 Month USD LIBOR + 7.50%), 10/01/21 (a)	231	231
At Home Group, Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (a) (q)	220	220
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 12/23/24 (a)	727	720
2020 Term Loan B1, 4.59%, (1 Month USD LIBOR + 4.50%), 06/19/25 (a)	332	333
Cambium Learning Group, Inc.
Term Loan B, 5.25%, (3 Month USD LIBOR + 4.50%), 12/18/25 (a)	280	282
Carnival Corporation
USD Term Loan B, 8.50%, (3 Month USD LIBOR + 7.50%), 06/29/25 (a)	203	208
Clarios Global LP
2021 USD Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 04/30/26 (a)	779	771
ClubCorp Holdings, Inc.
2017 Term Loan B, 2.95%, (3 Month USD LIBOR + 2.75%), 08/16/24 (a)	90	87
Comet Acquisition, Inc.
Term Loan, 3.45%, (3 Month USD LIBOR + 3.25%), 10/23/25 (a)	127	125
Conservice Midco, LLC
2020 Term Loan B, 4.45%, (1 Month USD LIBOR + 4.25%), 05/07/27 (a)	318	317
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a)	824	819
Dhanani Group Inc.
2018 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 06/22/25 (a)	235	234

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Everi Holdings Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 12/31/24 (a) (q)	155	155
Getty Images, Inc.
2019 USD Term Loan B, 4.62%, (3 Month USD LIBOR + 4.50%), 02/13/26 (a)	418	417
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (a)	545	541
Great Outdoors Group, LLC
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/26/28 (a)	648	650
Hayward Industries, Inc.
2021 Term Loan, 3.25%, (1 Month USD LIBOR + 2.75%), 05/14/28 (a)	520	519
IRB Holding Corp
2020 Fourth Amendment Incremental Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 11/19/27 (a)	384	384
Jo-Ann Stores, Inc.
2016 Term Loan, 6.00%, (1 Month USD LIBOR + 5.00%), 09/29/23 (a)	93	92
Jo-Ann Stores, LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 06/30/28 (a) (q)	190	189
Kestrel Bidco Inc.
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 07/31/26 (a)	395	387
LBM Acquisition LLC
Delayed Draw Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/08/27 (a)	42	42
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/08/27 (a)	286	284
Mavis Tire Express Services Corp.
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 04/13/26 (a)	825	827
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	355	379
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 3.10%, (3 Month USD LIBOR + 3.00%), 05/08/26 (a)	702	699
Motion Finco Sarl
USD Term Loan B1, 3.45%, (3 Month USD LIBOR + 3.25%), 10/11/26 (a)	127	122
Delayed Draw Term Loan B2, 3.45%, (3 Month USD LIBOR + 3.25%), 10/31/26 (a)	17	16
PCI Gaming Authority
Term Loan, 2.59%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	145	145
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (a)	803	801
PetSmart, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/31/24 (a)	425	425
Playa Resorts Holding B.V.
2017 Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 04/07/24 (a)	209	200
Rent-A-Center, Inc.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 02/04/28 (a)	239	239
Scientific Games International, Inc.
2018 Term Loan B5, 2.84%, (1 Month USD LIBOR + 2.75%), 08/14/24 (a)	575	570
SIWF Holdings Inc.
1st Lien Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 05/25/25 (a)	573	573
Six Flags Theme Parks, Inc.
2019 Term Loan B, 1.85%, (1 Month USD LIBOR + 1.75%), 04/09/26 (a)	278	272
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	295	311
SMG US Midco 2, Inc.
2020 Term Loan, 2.69%, (3 Month USD LIBOR + 2.50%), 01/23/25 (a)	299	288
2020 Term Loan, 2.69%, (1 Month USD LIBOR + 2.50%), 01/23/25 (a)	122	118
Spin Holdco Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 02/26/28 (a)	610	610
SRS Distribution Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 05/20/28 (a)	370	370
Staples, Inc.
7 Year Term Loan, 5.18%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	280	272
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.69%, (3 Month USD LIBOR + 3.50%), 06/29/25 (a)	498	499
Tamko Building Products, LLC
Term Loan B, 3.09%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	298	296
Term Loan B, 3.15%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	146	145
Term Loan B, 3.19%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	146	145
Tecta America Corp.
2021 Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (a)	270	270
TGP Holdings III LLC
2021 Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 4.50%), 06/24/28 (a) (q)	16	16
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.50%), 06/24/28 (a) (q)	159	160
Travel Leaders Group, LLC
2018 Term Loan B, 4.09%, (3 Month USD LIBOR + 4.00%), 01/25/24 (a)	222	213
Truck Hero, Inc.
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 01/20/28 (a)	209	209
UFC Holdings, LLC
2021 Term Loan B, 3.75%, (6 Month USD LIBOR + 3.00%), 04/29/26 (a)	740	739
Victoria's Secret & Co
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 06/30/28 (a) (i) (q)	290	288
Wand NewCo 3, Inc.
2020 Term Loan, 3.09%, (3 Month USD LIBOR + 3.00%), 02/05/26 (a)	395	390
2020 Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 02/05/26 (a)	160	157
Whatabrands LLC
2020 Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 08/02/26 (a)	614	611
Wheel Pros, LLC
2021 Term Loan, 5.25%, (1 Month USD LIBOR + 4.50%), 04/23/28 (a)	180	180
		20,250
Health Care 0.5%
ADMI Corp.
2021 Incremental Term Loan B3, 0.00%, (3 Month USD LIBOR + 3.75%), 12/23/27 (a) (q)	235	235
Agiliti Health, Inc
Term Loan, 2.87%, (1 Month USD LIBOR + 2.75%), 10/10/25 (a)	815	810
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	441	434
Aldevron, L.L.C.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 10/12/26 (a)	558	558
Athenahealth, Inc.
2021 Term Loan B1, 4.41%, (3 Month USD LIBOR + 4.25%), 02/11/26 (a)	529	530
Avantor Funding, Inc.
2020 Incremental Term Loan B4, 3.25%, (1 Month USD LIBOR + 2.25%), 10/30/27 (a)	284	283
Aveanna Healthcare LLC
2021 Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/24 (a) (i) (q)	55	55
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/24 (a) (q)	235	234

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Bausch Health Companies Inc.
2018 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 05/19/25 (a)	204	203
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	102	102
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	659	659
CHG Healthcare Services Inc.
2017 1st Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 06/07/23 (a)	773	772
Endo Luxembourg Finance Company I S.a r.l.
2021 Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 12/31/24 (a)	389	375
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.84%, (3 Month USD LIBOR + 3.75%), 09/27/25 (a)	553	472
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	1,378	1,381
Global Medical Response, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 09/24/25 (a)	474	476
HC Group Holdings II, Inc.
Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 05/22/26 (a)	943	943
Heartland Dental, LLC
2021 Incremental Term Loan, 4.07%, (1 Month USD LIBOR + 4.00%), 04/30/25 (a)	185	185
Horizon Therapeutics USA Inc.
2021 Term Loan B, 2.50%, (3 Month USD LIBOR + 2.00%), 02/25/28 (a)	365	362
ICON Luxembourg S.A.R.L.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 06/16/28 (a) (q)	67	67
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 06/16/28 (a) (q)	268	269
Jazz Financing Lux S.a.r.l.
USD Term Loan , 4.00%, (1 Month USD LIBOR + 3.50%), 04/22/28 (a)	815	817
Kindred Healthcare LLC
2018 1st Lien Term Loan, 4.62%, (1 Month USD LIBOR + 4.50%), 06/21/25 (a)	352	351
Kodiak Building Partners Inc.
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (a)	195	194
Maravai Intermediate Holdings, LLC
2020 Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/15/27 (a)	123	124
MED ParentCo LP
1st Lien Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	668	667
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/07/23 (a)	338	337
Organon & Co
USD Term Loan , 3.50%, (3 Month USD LIBOR + 3.00%), 04/07/28 (a)	810	811
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	205	205
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 09/25/27 (a)	209	210
Parexel International Corporation
Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 08/06/24 (a)	818	813
Pathway Vet Alliance LLC
2021 Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 03/31/27 (a)	771	769
PetVet Care Centers, LLC
2021 Term Loan B3, 4.25%, (1 Month USD LIBOR + 3.50%), 02/14/25 (a)	20	20
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.32%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	456	455
2018 1st Lien Term Loan B, 4.35%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	391	391
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 11/09/25 (a)	584	582
Sound Inpatient Physicians
2018 1st Lien Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 06/19/25 (a)	827	824
Southern Veterinary Partners, LLC
Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 10/05/27 (a)	456	458
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (a)	236	229
Upstream Newco, Inc.
2019 Term Loan, 4.59%, (1 Month USD LIBOR + 4.50%), 10/21/26 (a)	193	193
Zelis Healthcare Corporation
2021 Term Loan, 3.59%, (3 Month USD LIBOR + 3.50%), 09/30/26 (a)	810	807
		18,662
Financials 0.3%
Acrisure, LLC
2020 Term Loan B, 3.70%, (3 Month USD LIBOR + 3.50%), 01/30/27 (a)	551	544
Alera Group Holdings, Inc.
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 07/26/25 (a)	821	822
Alliant Holdings Intermediate, LLC
Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 05/10/25 (a)	495	490
2020 Term Loan B3, 0.00%, (3 Month USD LIBOR + 3.75%), 10/09/27 (a) (q)	130	130
AmWINS Group, Inc.
2021 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 02/16/28 (a)	45	45
AssuredPartners, Inc.
2020 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	814	809
Asurion LLC
2018 Term Loan B6, 3.09%, (1 Month USD LIBOR + 3.00%), 11/03/23 (a)	648	645
2020 Term Loan B8, 3.34%, (1 Month USD LIBOR + 3.25%), 12/31/23 (a)	617	610
2021 Term Loan B9, 3.34%, (1 Month USD LIBOR + 3.25%), 02/05/28 (a)	125	123
2021 2nd Lien Term Loan B3, 5.34%, (1 Month USD LIBOR + 5.25%), 02/05/28 (a)	100	101
Blackstone CQP Holdco LP
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/26/28 (a)	895	891
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 03/05/27 (a)	926	929
Edelman Financial Center, LLC
2018 2nd Lien Term Loan, 6.85%, (1 Month USD LIBOR + 6.75%), 06/26/26 (a)	405	406
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 03/15/28 (a)	1,042	1,043
Greystone Select Financial LLC
Term Loan B, 5.75%, (6 Month USD LIBOR + 5.00%), 12/31/24 (a) (i)	125	124
Gulf Finance, LLC
Term Loan B, 6.25%, (1 Month USD LIBOR + 5.25%), 08/25/23 (a)	305	257
Hightower Holdings LLC
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 04/08/26 (a)	364	364
ION Trading Finance Limited
2021 USD Term Loan, 4.95%, (3 Month USD LIBOR + 4.75%), 03/26/28 (a)	810	812
Lions Gate Capital Holdings LLC
2018 Term Loan B, 2.34%, (1 Month USD LIBOR + 2.25%), 03/20/25 (a)	124	124
McDermott Technology Americas Inc
2020 Take Back Term Loan, 4.09%, (1 Month USD LIBOR + 1.00%), 06/30/25 (a)	26	12
PAI Holdco, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/13/25 (a)	225	225

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Park River Holdings Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 01/20/28 (a)	415	412
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 11/06/25 (a)	526	520
SolarWinds Holdings, Inc.
2018 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 02/06/24 (a)	411	405
Tiger Acquisition, LLC
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 05/21/28 (a)	265	264
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 0.00%, (3 Month USD LIBOR + 1.50%), 02/28/25 (a) (q)	20	21
2020 Super Priority Term Loan, 9.00%, (3 Month USD LIBOR + 1.50%), 02/28/25 (a)	356	373
2019 Term Loan, 5.20%, (3 Month USD LIBOR + 5.00%), 03/18/26 (a)	135	123
UGI Energy Services, LLC
Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 08/01/26 (a)	225	225
Zebra Buyer LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 04/21/28 (a) (q)	380	381
		12,230
Communication Services 0.3%
Altice France S.A.
2018 Term Loan B13, 4.15%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	823	820
Cablevision Lightpath LLC
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/15/27 (a)	269	269
Cengage Learning, Inc.
2016 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 06/07/23 (a)	699	699
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 06/29/26 (a) (q)	610	610
Cincinnati Bell, Inc.
2017 Term Loan, 4.25%, (1 Month USD LIBOR + 3.25%), 10/02/24 (a)	219	219
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.69%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	209	204
Cologix, Inc.
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 04/01/28 (a)	675	676
Connect Finco Sarl
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/11/26 (a)	207	208
CSC Holdings, LLC
2017 Term Loan B1, 2.32%, (1 Month USD LIBOR + 2.25%), 07/15/25 (a)	246	242
2018 Incremental Term Loan, 2.32%, (1 Month USD LIBOR + 2.25%), 01/31/26 (a)	171	168
Diamond Sports Group, LLC
Term Loan, 3.35%, (1 Month USD LIBOR + 3.25%), 08/24/26 (a)	242	145
E.W. Scripps Company (The)
2019 Term Loan B2, 3.31%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	310	309
GOGO Intermediate Holdings LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/21/28 (a)	425	424
GoodRx, Inc.
1st Lien Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 09/28/25 - 10/10/25 (a)	822	816
GTT Communications, Inc.
2018 USD Term Loan B, 2.95%, (3 Month USD LIBOR + 2.75%), 04/27/25 (a)	172	135
iHeartCommunications, Inc.
2020 Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	350	347
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 5.62%, (3 Month USD LIBOR + 5.50%), 07/28/21 (a)	93	94
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (a)	31	31
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	830	842
NASCAR Holdings Inc.
Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 07/19/26 (a)	177	176
PUG LLC
USD Term Loan , 3.59%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	431	420
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (a)	721	722
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (i) (q)	43	2
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	430	402
Sinclair Television Group Inc.
Term Loan B2B, 2.60%, (1 Month USD LIBOR + 2.50%), 07/18/26 (a)	727	716
Telesat Canada
Term Loan B5, 2.85%, (1 Month USD LIBOR + 2.75%), 11/22/26 (a)	447	420
Terrier Media Buyer, Inc.
2021 Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	478	475
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 03/15/26 (a)	127	127
Zayo Group Holdings, Inc.
USD Term Loan , 3.09%, (1 Month USD LIBOR + 3.00%), 02/18/27 (a)	217	214
Ziggo Financing Partnership
USD Term Loan I, 2.57%, (1 Month USD LIBOR + 2.50%), 04/17/28 (a)	65	64
		10,996
Materials 0.3%
Atotech B.V.
2021 USD Term Loan B, 3.00%, (3 Month USD LIBOR + 2.50%), 12/31/24 (a)	95	94
Avantor Funding, Inc.
USD Term Loan B3, 3.00%, (3 Month USD LIBOR + 2.00%), 09/22/24 (a)	128	128
Charter NEX US, Inc.
2020 Term Loan, 5.00%, (1 Month USD LIBOR + 4.25%), 11/20/27 (a)	414	414
Cyanco Intermediate Corporation
2018 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 03/07/25 (a)	130	128
Diamond (BC) B.V.
USD Term Loan , 3.15%, (1 Month USD LIBOR + 3.00%), 07/24/24 (a)	2	2
USD Term Loan , 3.19%, (3 Month USD LIBOR + 3.00%), 07/24/24 (a)	713	709
Flex Acquisition Company, Inc.
2018 Incremental Term Loan, 3.45%, (3 Month USD LIBOR + 3.25%), 06/20/25 (a)	380	377
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/25/23 (a)	155	155
Gemini HDPE LLC
2020 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 12/11/27 (a)	469	468
Hexion Inc.
USD Exit Term Loan, 3.70%, (3 Month USD LIBOR + 3.50%), 06/27/26 (a)	211	211
Illuminate Buyer, LLC
2021 Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 06/30/27 (a)	483	479
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.75%), 02/04/26 (a)	653	657
Messer Industries GmbH
2018 USD Term Loan, 2.70%, (3 Month USD LIBOR + 2.50%), 09/19/25 (a)	432	428

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Phoenix Services International, LLC
Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 01/29/25 (a)	143	143
Polar US Borrower, LLC
2018 1st Lien Term Loan, 4.83%, (3 Month USD LIBOR + 4.75%), 08/21/25 (a)	209	209
2018 1st Lien Term Loan, 4.83%, (1 Month USD LIBOR + 4.75%), 08/21/25 (a)	207	208
2018 1st Lien Term Loan, 4.86%, (3 Month USD LIBOR + 4.75%), 08/21/25 (a)	4	4
PQ Corporation
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 05/26/28 (a) (q)	140	140
Pregis TopCo Corporation
1st Lien Term Loan, 4.09%, (1 Month USD LIBOR + 4.00%), 07/25/26 (a)	488	487
Pro Mach Group, Inc.
2018 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 03/07/25 (a)	268	264
Quikrete Holdings, Inc
2021 Term Loan B1, 0.00%, (3 Month USD LIBOR + 3.00%), 12/24/24 (a) (q)	175	174
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 03/16/27 (a)	270	270
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.13%, (3 Month USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	433	433
2018 1st Lien Term Loan, 4.09%, (3 Month USD LIBOR + 4.00%), 12/18/25 (a)	1	1
2018 2nd Lien Term Loan, 8.63%, (3 Month USD LIBOR + 8.50%), 06/18/26 (a)	25	25
SOLMAX 6/21 TL
Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 12/30/24 (a) (q)	130	129
Starfruit Finco B.V
2018 USD Term Loan B, 2.84%, (3 Month USD LIBOR + 2.75%), 09/10/25 (a)	192	191
2018 USD Term Loan B, 5.00%, (3 Month USD LIBOR + 2.75%), 09/20/25 (a)	30	30
TricorBraun Holdings, Inc.
2021 Delayed Draw Term Loan , 3.75%, (3 Month USD LIBOR + 3.25%), 01/29/28 (a)	3	3
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 01/29/28 (a)	347	344
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3 Month USD LIBOR + 3.00%), 10/05/24 (a)	687	684
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/20/24 (a)	298	290
Vertical Midco GmbH
USD Term Loan B, 4.48%, (6 Month USD LIBOR + 4.25%), 06/30/27 (a)	816	816
		9,095
Energy 0.1%
Brazos Delaware II, LLC
Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 05/16/25 (a)	445	434
DT Midstream, Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.00%), 12/31/24 (a) (q)	235	235
EG America LLC
2018 USD Term Loan, 4.20%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	231	230
EG Group Limited
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 03/11/26 (a)	220	220
ExGen Renewables IV, LLC
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 12/11/27 (a)	288	288
Foresight Energy LLC
2020 Exit Term Loan A, 9.50%, (1 Month USD LIBOR + 8.00%), 06/30/27 (a) (i)	170	170
Frontera Generation Holdings LLC
2018 Term Loan B, 0.00%, 04/25/25 (m) (n)	222	9
Granite Holdings US Acquisition Co.
2021 Term Loan B, 4.20%, (3 Month USD LIBOR + 4.00%), 09/30/26 (a)	499	500
Lower Cadence Holdings LLC
Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 05/10/26 (a)	435	431
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 01/31/25 (a)	450	445
PowerTeam Services, LLC
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 02/28/25 (a)	272	270
Prairie ECI Acquiror LP
Term Loan B, 4.84%, (1 Month USD LIBOR + 4.75%), 03/07/26 (a)	197	191
Traverse Midstream Partners LLC
2017 Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 09/22/24 (a)	405	406
U.S. Silica Company
2018 Term Loan B, 5.00%, (1 Month USD LIBOR + 4.00%), 04/12/25 (a)	264	252
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 03/31/28 (a)	610	608
		4,689
Consumer Staples 0.1%
CHG PPC Parent LLC
2018 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 03/16/25 (a)	686	677
Conair Holdings, LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/13/28 (a)	250	251
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.78%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	680	675
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 12/22/26 (a) (q)	35	35
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 12/22/26 (a)	577	572
Post Holdings Inc.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 10/21/24 (a)	243	245
Reynolds Consumer Products LLC
Term Loan, 1.84%, (1 Month USD LIBOR + 1.75%), 01/30/27 (a)	165	163
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (a)	128	129
Triton Water Holdings, Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (a)	760	759
United Natural Foods, Inc.
Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 10/10/25 (a)	127	127
UTZ Quality Foods, LLC
2021 Term Loan B, 3.09%, (3 Month USD LIBOR + 3.00%), 01/13/28 (a)	40	40
Verscend Holding Corp.
2021 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	863	864
		4,537
Utilities 0.0%
Calpine Corporation
2019 Term Loan B10, 2.09%, (1 Month USD LIBOR + 2.00%), 08/02/26 (a)	54	53
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (a)	426	420
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.83%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	72	71
1st Lien Term Loan B3, 1.84%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	294	292

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Waterbridge Midstream Operating LLC
Term Loan B, 6.75%, (3 Month USD LIBOR + 5.75%), 06/22/26 (a)	239	229
		1,065
Real Estate 0.0%
Iron Mountain, Inc.
2018 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a)	323	316
Total Senior Floating Rate Instruments (cost $132,808)		133,113
COMMON STOCKS 0.0%
Energy 0.0%
Gulfport Energy Corporation (m)	6	363
McDermott International, Inc. (m)	11	6
Tapstone Energy, LLC (h) (m)	8	22
		391
Utilities 0.0%
El Paso Electric Company (h) (m)	20	385
Total Common Stocks (cost $602)		776
WARRANTS 0.0%
Avation PLC (i) (m)	10	7
Total Warrants (cost $0)		7
OTHER EQUITY INTERESTS 0.0%
Gulfport Energy Corporation (h) (m) (r)	510	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.0%
JNL Government Money Market Fund - Institutional Class, 0.01% (j) (s)	74,454	74,454
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (j) (s)	13,977	13,977
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.04%, 12/02/21 (t)	320	320
Total Short Term Investments (cost $88,751)		88,751
Total Investments 100.5% (cost $3,657,874)		3,718,597
Other Derivative Instruments 0.0%		10
Other Assets and Liabilities, Net (0.5)%		(20,170)
Total Net Assets 100.0%		3,698,437

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $388,080 and 10.5% of the Fund.

(c)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  All or a portion of the security was on loan as of June 30, 2021.

(e)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f)  Treasury inflation indexed note, par amount is adjusted for inflation.

(g)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(h)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j)  Investment in affiliate.

(k)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m)  Non-income producing security.

(n)  As of June 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(o)  Convertible security.

(p)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(q) This senior floating rate interest will settle after June 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(r)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(t)  The coupon rate represents the yield to maturity.

JNL/DoubleLine Core Fixed Income Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income/ Accretion ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Athene Global Funding	4,711	—	—	68	—	(42)	4,671	0.1

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Abu Dhabi, Government of, 3.13%, 09/30/49	03/18/21	2,870	3,054	0.1
Abu Dhabi, Government of, 3.88%, 04/16/50	03/25/21	665	691	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	624	628	—
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	481	476	—
AES Gener S.A., 7.13%, 03/26/79	05/28/19	518	534	—
AES Gener S.A., 6.35%, 10/07/79	12/20/19	408	427	—
Antofagasta PLC, 2.38%, 10/14/30	06/24/21	480	481	—
Assembleia da Republica, 2.88%, 10/15/25	02/05/19	814	888	—
Assembleia da Republica, 1.95%, 06/15/29	07/09/19	1,257	1,360	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Assembleia da Republica, 0.48%, 10/18/30	12/03/20	4,951	4,690	0.1
Banco BBVA Peru, 5.25%, 09/22/29	12/01/20	324	315	—
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	01/07/20	212	210	—
Banco de Credito del Peru, 3.13%, 07/01/30	12/07/20	920	902	—
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	07/26/18	1,007	1,046	—
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/06/21	597	612	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 05/08/17	07/10/15	5,090	981	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 01/21/19	12/09/15	1,852	469	—
Banco Internacional Del Perú S.A.A. – Interbank, 6.63%, 03/19/29	06/23/21	277	276	—
Banco Internacional Del Perú S.A.A. – Interbank, 4.00%, 07/08/30	12/03/20	925	889	—
Banco Macro S.A., 6.75%, 11/04/26	07/16/18	1,627	1,494	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	602	677	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	09/18/18	2,556	2,951	0.1
Bangkok Bank Public Company Limited, 5.00% (callable at 100, 09/23/25)	12/04/20	1,355	1,372	—
BBVA Bancomer, S.A., 5.13%, 01/18/33	10/02/18	2,143	2,505	0.1
BDO Unibank, Inc., 2.95%, 03/06/23	10/18/17	2,996	3,102	0.1
Canacol Energy Ltd., 7.25%, 05/03/25	07/03/18	2,458	2,656	0.1
CIMB Bank Berhad, 0.97%, 10/09/24	01/14/20	502	504	—
Commonwealth of Australia, 1.00%, 12/21/30	01/06/21	4,791	4,502	0.1
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13% (callable at 100, 11/29/22)	07/23/18	1,761	1,260	—
CSN Islands XII Corp, 7.00%	01/16/19	1,519	1,814	0.1
DBS Group Holdings Ltd, 3.30% (callable at 100, 02/27/25)	04/19/21	205	206	—
DBS Group Holdings Ltd, 3.60% (callable at 100, 09/07/21)	08/08/18	2,363	2,406	0.1
DBS Group Holdings Ltd, 4.52%, 12/11/28	09/25/19	519	540	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	498	499	—
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	1,037	1,047	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	11/24/20	1,112	1,102	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	2,655	1,987	0.1
Empresa Generadora de Electricidad Itabo, S.A., 7.95%, 05/11/26	04/22/20	1,041	1,062	—
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	1,583	1,598	0.1
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	05/18/21	930	941	—
Estado Espanol, 1.60%, 04/30/25	09/28/17	1,378	1,402	—
Estado Espanol, 0.50%, 04/30/30	04/14/21	2,447	2,403	0.1
Export-Import Bank of Thailand, 1.06%, 11/20/23	07/18/19	1,004	1,006	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/25	09/28/17	2,670	2,797	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	07/02/18	2,944	3,153	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.90%, 06/22/29	04/22/20	2,497	2,786	0.1
Fenix Power Peru S.A., 4.32%, 09/20/27	02/24/21	537	525	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	4,526	4,736	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	319	347	—
France Government Inflation Indexed Bond, 0.70%, 07/25/30	07/01/20	3,695	4,077	0.1
Galaxy Pipeline Assets Bidco Limited, 2.63%, 03/31/36	04/09/21	2,033	2,058	0.1
Geopark Limited, 6.50%, 09/21/24	03/28/19	470	483	—
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	1,208	1,230	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	2,580	2,721	0.1
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	3,311	3,026	0.1
Hunt Oil USA, Inc., 6.38%, 06/01/28	05/26/21	1,217	1,266	—
Ireland, Government of, 1.00%, 05/15/26	09/27/17	2,398	2,556	0.1
Ireland, Government of, 0.90%, 05/15/28	07/02/18	2,111	2,289	0.1
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	02/10/21	1,030	1,056	—
KASIKORNBANK Public Company Limited, 5.28% (callable at 100, 10/14/25)	01/08/21	626	638	—
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	02/01/21	1,853	1,838	0.1
Korea Electric Power Corp, 1.13%, 06/15/25	04/23/21	200	200	—
KT Corp, 2.50%, 07/18/26	05/05/21	1,793	1,783	0.1
Lima Metro Line 2 Finance Ltd, 5.88%, 07/05/34	10/24/17	1,956	2,093	0.1
Malayan Banking Berhad, 3.91%, 10/29/26	11/10/17	1,404	1,410	0.1
Malaysia Sovereign Sukuk Berhad, 3.04%, 04/22/25	10/03/17	1,006	1,074	—
Minejesa Capital B.V., 4.63%, 08/10/30	03/07/19	2,850	2,990	0.1
Minejesa Capital B.V., 5.63%, 08/10/37	03/12/19	1,722	1,842	0.1
Nexa Resources S.A., 5.38%, 05/04/27	05/21/21	211	214	—
ONGC Videsh Limited, 4.63%, 07/15/24	07/27/18	1,003	1,087	—
Ooredoo International Finance Limited, 3.25%, 02/21/23	06/17/20	514	521	—
Ooredoo International Finance Limited, 3.75%, 06/22/26	05/11/20	210	221	—
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	06/03/21	303	311	—
Oversea-Chinese Banking Corporation Limited, 4.25%, 06/19/24	10/23/19	252	263	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/30/20	1,113	1,098	—
Pampa Energia S.A., 7.50%, 01/24/27	06/20/18	2,728	2,606	0.1
PERU LNG, 5.38%, 03/22/30	04/16/20	1,498	2,107	0.1
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.80%, 06/23/50	03/18/21	1,731	1,777	0.1
POSCO, 2.38%, 01/17/23	07/10/20	1,931	1,945	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
POSCO, 2.75%, 07/15/24	09/17/20	624	630	—
Presidencia de la Republica Dominicana, 5.88%, 01/30/60	03/18/21	288	300	—
PSA Treasury Pte. Ltd., 2.13%, 09/05/29	04/30/20	1,436	1,423	0.1
PSA Treasury Pte. Ltd., 2.25%, 04/30/30	06/02/21	305	307	—
Reliance Industries Limited, 5.40%, 02/14/22	08/28/20	1,025	1,029	—
Republique Francaise Presidence, 0.25%, 11/25/26	02/04/19	1,010	1,085	—
Republique Francaise Presidence, 1.00%, 05/25/27	04/03/18	370	390	—
Republique Francaise Presidence, 0.50%, 05/25/29	06/02/20	351	373	—
Republique Francaise Presidence, 0.00%, 11/25/29	02/25/20	4,252	4,636	0.1
Republique Francaise Presidence, 1.50%, 05/25/31	12/03/20	3,885	3,758	0.1
Saudi Arabia, Kingdom of, 2.38%, 10/26/21	05/12/20	501	503	—
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	05/04/20	1,421	1,453	0.1
Saudi Arabia, Kingdom of, 3.75%, 01/21/55	03/18/21	194	211	—
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/19/21	5,342	5,726	0.2
Singtel Group Treasury Pte. Ltd., 1.88%, 06/10/30	06/02/21	686	691	—
SPARC Limited, 0.00%, 12/05/22	10/02/17	1,639	1,655	0.1
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	04/10/19	1,102	1,268	—
State Grid Overseas Investment Limited, 3.13%, 05/22/23	08/13/20	520	521	—
State Grid Overseas Investment Limited, 1.00%, 08/05/25	10/27/20	398	393	—
Stoneway Capital Corporation, 0.00%, 03/01/27	02/15/19	3,051	855	—
Temasek Financial (I) Limited, 1.00%, 10/06/30	01/28/21	920	889	—
The State of Qatar, 3.38%, 03/14/24	04/30/20	1,667	1,716	0.1
UltraTech Cement Limited, 2.80%, 02/16/31	05/28/21	287	293	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	06/22/18	4,230	3,416	0.1
UPL Corporation Limited, 4.50%, 03/08/28	03/14/19	686	750	—
Vedanta Resources Limited, 6.13%, 08/09/24	07/03/18	3,746	3,350	0.1
VTR Finance N.V., 6.38%, 07/15/28	06/22/21	212	213	—
Woori Bank, 4.25% (callable at 100, 10/04/24)	12/04/20	1,249	1,242	—
		163,201	158,165	4.3

JNL/DoubleLine Core Fixed Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
OneDigital Borrower LLC - 2020 Term Loan	26	-
Redstone Buyer LLC - 2021 Delayed Draw Term Loan	131	1
TricorBraun Holdings, Inc. - 2021 Delayed Draw Term Loan	75	-
Constant Contact Inc - Delayed Draw Term Loan	150	-
DG Investment Intermediate Holdings 2, Inc. - 2021 Delayed Draw Term Loan	38	-
Hightower Holdings LLC - 2021 Delayed Draw Term Loan	91	1
LBM Acquisition LLC - Delayed Draw Term Loan	21	-
Southern Veterinary Partners, LLC - Delayed Draw Term Loan	63	1
	595	3

JNL/DoubleLine Core Fixed Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/AUD	GSC	07/16/21	AUD	(4,530)	(3,396)	9
USD/NZD	GSC	07/16/21	NZD	(4,430)	(3,094)	4
USD/ZAR	GSC	07/16/21	ZAR	(31,050)	(2,167)	(3)
					(8,657)	10

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,533,723	—	1,533,723
Non-U.S. Government Agency Asset-Backed Securities	—	1,023,025	18,995	1,042,020
Corporate Bonds And Notes	—	920,207	—	920,207
Senior Floating Rate Instruments[1]	—	133,115	—	133,115
Common Stocks	369	—	407	776
Warrants	—	7	—	7
Other Equity Interests	—	—	—	—
Short Term Investments	88,431	320	—	88,751
	88,800	3,610,397	19,402	3,718,599

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	13	—	13
	—	13	—	13
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(3)	—	(3)
	—	(3)	—	(3)

1 Unfunded commitments are not reflected in total investments in the Schedule if Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 63.6%
Singapore 7.5%
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (a)	1,000	1,063
DBS Group Holdings Ltd
3.60%, (100, 09/07/21) (a) (b)	15,000	15,037
1.82%, 03/10/31 (a)	600	599
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (a)	183	212
Medco Bell PTE. LTD.
6.38%, 01/30/27 (c)	1,740	1,797
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (a) (d)	2,400	2,395
1.83%, 09/10/30 (c) (d)	7,200	7,185
PSA Treasury Pte. Ltd.
2.13%, 09/05/29 (a)	3,400	3,456
2.25%, 04/30/30 (a)	4,300	4,405
Singtel Group Treasury Pte. Ltd.
1.88%, 06/10/30 (a)	3,250	3,210
Temasek Financial (I) Limited
1.00%, 10/06/30 (a)	250	234
1.00%, 10/06/30 (c)	12,950	12,122
United Overseas Bank Limited
3.88%, (100, 10/19/23) (b)	8,100	8,406
3.50%, 09/16/26 (a) (e)	2,200	2,211
2.88%, 03/08/27 (e)	4,000	4,050
1.75%, 03/16/31 (a)	2,100	2,084
		68,466
India 5.4%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (a)	500	483
3.00%, 02/16/31 (c)	800	775
Adani Ports and Special Economic Zone Limited
3.38%, 07/24/24 (a)	1,400	1,456
4.38%, 07/03/29 (a)	600	628
3.10%, 02/02/31 (a)	2,500	2,381
Indian Oil Corporation Limited
5.75%, 08/01/23 (a)	7,900	8,589
JSW Hydro Energy Limited
4.13%, 05/18/31 (c)	1,600	1,626
ONGC Videsh Limited
4.63%, 07/15/24 (a)	200	217
ONGC Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (a)	9,500	10,092
Reliance Industries Limited
5.40%, 02/14/22 (a)	12,500	12,859
3.67%, 11/30/27 (c)	410	448
UltraTech Cement Limited
2.80%, 02/16/31 (a)	1,100	1,074
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (c)	2,200	1,936
Vedanta Resources Limited
7.13%, 05/31/23 (a)	2,000	1,850
6.13%, 08/09/24 (a)	6,500	5,444
		49,858
Mexico 5.3%
Alpha Holding, S.A. de C.V
9.00%, 02/10/25 (c)	310	58
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (a) (b) (f)	1,500	1,693
7.50%, (100, 06/27/29) (b) (c)	530	599
7.63%, (100, 01/10/28) (a) (b)	6,800	7,718
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (a)	800	808
BBVA Bancomer, S.A.
5.13%, 01/18/33 (a)	8,800	9,185
5.13%, 01/18/33 (c)	500	522
Cometa Energia SA de CV
6.38%, 04/24/35 (a)	2,285	2,627
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (100, 11/29/22) (a) (b) (g)	3,950	2,765
9.50%, 02/07/26 (c) (f)	2,200	2,060
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (c)	2,400	2,255
GRUMA, S.A.B. de C.V.
4.88%, 12/01/24 (c)	910	1,013
Grupo Bimbo S.A.B. de C.V.
5.95%, (100, 04/17/23) (a) (b)	8,500	8,967
Grupo Idesa, S.A. de C.V.
9.38%, 05/22/26 (c) (h)	1,294	739
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (a)	1,434	1,608
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (a) (b) (g)	8,350	6,200
		48,817
Peru 5.1%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (c)	925	1,175
Banco BBVA Peru
5.25%, 09/22/29 (a)	1,450	1,524
Banco de Credito del Peru
3.13%, 07/01/30 (a)	2,100	2,106
3.13%, 07/01/30 (c)	2,300	2,287
Banco Internacional Del Perú S.A.A. – Interbank
6.63%, 03/19/29 (a)	509	540
4.00%, 07/08/30 (a)	6,100	6,024
Consorcio Transmantaro S.A.
4.70%, 04/16/34 (c)	490	541
Corporacion Lindley S.A.
6.75%, 11/23/21 (a)	439	445
Fenix Power Peru S.A.
4.32%, 09/20/27 (a)	2,344	2,381
Hunt Oil USA, Inc.
6.38%, 06/01/28 (a)	4,916	5,186
Inkia Energy Limited
5.88%, 11/09/27 (a)	5,062	5,252
Nexa Resources S.A.
5.38%, 05/04/27 (a) (f)	1,850	1,982
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (a)	1,142	1,183
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (a) (i)	478	454
PERU LNG
5.38%, 03/22/30 (a)	6,100	5,246
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (a)	7,620	7,782
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (a)	2,175	2,340
		46,448
South Korea 4.9%
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (a)	8,100	8,272
1.75%, 05/06/25 (c)	1,000	1,023
Korea Electric Power Corp
1.13%, 06/15/25 (a)	1,000	999
1.13%, 06/15/25 (c)	2,500	2,497
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (c) (f)	1,200	1,194
KT Corp
1.00%, 09/01/25 (a)	1,000	990
2.50%, 07/18/26 (a)	5,436	5,701
LG Chem, Ltd.
2.38%, 07/07/31 (c)	1,200	1,196
NongHyup Bank
1.25%, 07/20/25 (c)	6,000	6,006
POSCO
2.38%, 11/12/22 - 01/17/23 (a)	4,600	4,708
2.75%, 07/15/24 (a)	5,300	5,565
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (b) (c)	4,800	4,775
Woori Bank
4.25%, (100, 10/04/24) (a) (b)	1,700	1,759
		44,685

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Colombia 4.7%
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (a)	1,000	1,048
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (b) (c) (f)	2,950	3,092
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (a)	800	804
Bancolombia SA
4.88%, 10/18/27	5,000	5,080
Canacol Energy Ltd.
7.25%, 05/03/25 (a)	7,400	7,862
7.25%, 05/03/25 (c)	800	851
Ecopetrol S.A.
6.88%, 04/29/30	2,000	2,414
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (a)	6,100	6,092
4.38%, 02/15/31 (a)	3,800	3,764
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (a)	800	926
Geopark Limited
6.50%, 09/21/24 (a)	1,901	1,963
Gilex Holding SARL
8.50%, 05/02/23 (a)	800	820
8.50%, 05/02/23 (c)	2,200	2,251
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (a)	6,400	5,696
6.25%, 02/15/25 (c)	300	266
		42,929
Chile 3.3%
AES Gener S.A.
7.13%, 03/26/79 (c)	3,900	4,183
7.13%, 03/26/79 (a)	1,200	1,282
6.35%, 10/07/79 (c)	2,000	2,135
6.35%, 10/07/79 (a)	4,100	4,377
Cap S.A.
3.90%, 04/27/31 (c)	2,250	2,251
Chile Electricity PEC Spa
0.00%, 01/25/28 (c) (i)	4,700	3,808
Corporacion Nacional del Cobre de Chile
3.75%, 01/15/31 (c)	2,000	2,184
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (a)	2,017	2,024
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (a)	5,050	5,225
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (a)	4,600	3,282
		30,751
Panama 3.3%
AES Panama Generation Holdings SRL
4.38%, 05/31/30 (a)	1,200	1,245
4.38%, 05/31/30 (c)	4,100	4,292
Banco General, S.A.
5.25%, (100, 05/07/31) (b) (c)	4,850	5,038
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (c)	3,000	3,076
Banco Nacional De Panama
2.50%, 08/11/30 (c)	1,500	1,452
Banistmo S.A.
3.65%, 09/19/22 (a)	1,350	1,376
Empresa De Transmision Electrica, S.A.
5.13%, 05/02/49 (c)	1,700	1,884
Global Bank Corporation
4.50%, 10/20/21 (a)	3,000	3,022
5.25%, 04/16/29 (c)	1,200	1,263
Multibank, Inc.
4.38%, 11/09/22 (a)	650	666
UEP Penonome II S.A.
6.50%, 10/01/38 (a)	1,380	1,425
6.50%, 10/01/38 (c)	5,719	5,863
		30,602
Indonesia 3.2%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	4,414	5,139
Minejesa Capital B.V.
4.63%, 08/10/30 (a)	7,998	8,480
5.63%, 08/10/37 (a)	9,000	9,754
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (a)	4,921	5,629
6.75%, 04/24/33 (c)	177	203
		29,205
Netherlands 3.1%
AES Andres B.V.
5.70%, 05/04/28 (c)	5,700	5,908
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (c)	6,200	7,237
Digicel International Finance Limited
8.75%, 05/25/24 (c)	412	429
13.00%, 12/31/25 (c) (h)	226	227
8.00%, 12/31/26 (c) (f)	164	161
Petrobras Global Finance B.V.
6.75%, 06/03/50	10,000	11,675
5.50%, 06/10/51	2,000	2,000
VTR Finance N.V.
6.38%, 07/15/28 (a)	750	798
		28,435
Brazil 2.9%
Banco do Brasil S.A
6.25%, (100, 04/15/24) (a) (b) (d)	6,640	6,781
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (a)	3,000	3,062
BTG Pactual Holding S.A.
7.75%, 02/15/29 (c)	5,400	5,895
Cosan Overseas Limited
8.25%, (100, 08/05/21) (a) (b)	2,500	2,562
CSN Islands XII Corp
7.00% (a) (b)	2,750	2,771
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (a) (b)	3,040	2,918
4.63%, (100, 02/27/25) (b) (c)	2,560	2,464
6.13%, (100, 12/12/22) (a) (b)	500	506
		26,959
Cayman Islands 2.7%
Baidu, Inc.
3.43%, 04/07/30	200	217
CK Hutchison International (20) Limited
2.50%, 05/08/30 (c)	3,400	3,490
ENN energy Holdings Limited
3.25%, 07/24/22 (a)	200	204
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	200	198
JD.com, Inc.
3.38%, 01/14/30	7,000	7,466
SA Global Sukuk Limited
2.69%, 06/17/31 (c)	2,200	2,226
Sparc EM SPC
0.00%, 12/05/22 (c) (i)	1,848	1,819
SPARC Limited
0.00%, 12/05/22 (a) (i)	1,848	1,821
Tencent Holdings Limited
2.39%, 06/03/30 (c)	7,100	7,075
		24,516
Jersey 1.9%
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (c)	13,500	13,273
2.63%, 03/31/36 (a)	4,000	3,920
		17,193
Malaysia 1.7%
CIMB Bank Berhad
3.26%, 03/15/22 (a)	1,000	1,018
0.97%, (3 Month USD LIBOR + 0.78%), 10/09/24 (a) (e)	500	504
Malayan Banking Berhad
0.96%, (3 Month USD LIBOR + 0.80%), 08/16/24 (a) (e)	4,000	4,023
3.91%, 10/29/26 (a) (e)	2,100	2,115
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
PETRONAS Capital Limited
3.50%, 04/21/30 (c)	1,200	1,313
2.48%, 01/28/32 (c)	6,750	6,786
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (a)	200	213
		15,972
Luxembourg 1.4%
JBS Finance Luxembourg S.à r.l.
3.63%, 01/15/32 (c)	3,500	3,494
Minerva Luxembourg S.A.
4.38%, 03/18/31 (c)	9,800	9,742
		13,236
Argentina 1.4%
Banco Macro S.A.
6.75%, 11/04/26 (a)	4,800	3,984
6.75%, 11/04/26 (c)	1,000	832
Pampa Energia S.A.
7.50%, 01/24/27 (a)	7,250	6,516
9.13%, 04/15/29 (a)	150	136
Stoneway Capital Corporation
0.00%, 03/01/27 (a) (j) (k)	4,649	1,302
		12,770
Bermuda 0.9%
Digicel Group Limited
7.00%, (100, 06/01/23) (b) (c) (d) (h)	816	618
8.00%, 04/01/25 (c) (h)	594	504
Investment Energy Resources Limited
6.25%, 04/26/29 (c) (f)	1,200	1,298
Ooredoo International Finance Limited
3.25%, 02/21/23 (a)	5,000	5,206
3.75%, 06/22/26 (a)	430	475
		8,101
United States of America 0.9%
Freeport-McMoRan Inc.
5.40%, 11/14/34	3,500	4,246
5.45%, 03/15/43	3,000	3,668
		7,914
Canada 0.7%
MEGlobal Canada ULC
5.00%, 05/18/25 (c)	4,000	4,485
5.88%, 05/18/30 (c)	1,900	2,348
		6,833
Virgin Islands (British) 0.6%
State Grid Overseas Investment Limited
3.13%, 05/22/23 (a)	3,700	3,858
1.00%, 08/05/25 (a)	1,700	1,672
		5,530
Dominican Republic 0.6%
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (c)	840	879
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (a)	2,244	2,348
Empresa Generadora de Electricidad Itabo, S.A.
7.95%, 05/11/26 (a)	1,458	1,509
7.95%, 05/11/26 (c)	405	408
		5,144
Spain 0.4%
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (c)	4,000	4,099
Paraguay 0.3%
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (c)	2,600	2,558
Philippines 0.2%
BDO Unibank, Inc.
2.95%, 03/06/23 (a)	2,000	2,068
Guatemala 0.2%
Energuate Trust
5.88%, 05/03/27 (a)	600	625
5.88%, 05/03/27 (c)	1,360	1,419
		2,044
Mauritius 0.2%
Network I2I Limited
5.65%, (100, 01/15/25) (b) (c)	1,900	2,028
United Kingdom 0.2%
Antofagasta PLC
2.38%, 10/14/30 (a)	1,967	1,892
Thailand 0.2%
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (a) (b)	600	633
Export-Import Bank of Thailand
1.06%, (3 Month USD LIBOR + 0.90%), 11/20/23 (a) (e)	473	476
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (c)	400	415
2.99%, 01/15/30 (c)	260	271
		1,795
Austria 0.2%
Suzano Austria GmbH
3.13%, 01/15/32	1,650	1,634
Israel 0.1%
Delek & Avner (Tamar Bond) Ltd
5.41%, 12/30/25 (c)	900	904
Saudi Arabia 0.1%
Saudi Arabian Oil Company
1.63%, 11/24/25 (c)	700	707
Total Corporate Bonds And Notes (cost $572,396)		584,093
GOVERNMENT AND AGENCY OBLIGATIONS 35.4%
Indonesia 4.9%
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.80%, 06/23/50 (a)	6,200	6,479
The Republic of Indonesia, The Government of
3.38%, 04/15/23 (a)	9,000	9,450
3.85%, 10/15/30	13,200	14,686
4.35%, 01/11/48	1,200	1,360
3.70%, 10/30/49	12,100	12,691
		44,666
Saudi Arabia 4.2%
Saudi Arabia, Government of
2.90%, 10/22/25 (c)	5,300	5,671
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (a)	6,200	6,239
2.88%, 03/04/23 (a)	3,700	3,839
3.75%, 01/21/55 (a)	2,450	2,582
3.45%, 02/02/61 (a)	20,700	20,615
		38,946
Mexico 4.1%
Gobierno Federal de los Estados Unidos Mexicanos
4.75%, 04/27/32	2,650	3,029
4.28%, 08/14/41	9,200	9,710
4.60%, 02/10/48	1,000	1,072
4.50%, 01/31/50	5,400	5,751
5.00%, 04/27/51	1,400	1,595
3.77%, 05/24/61	17,900	16,780
		37,937
Philippines 3.5%
The Philippines, Government of
2.46%, 05/05/30	2,700	2,808
1.65%, 06/10/31 (f)	7,400	7,136
3.70%, 03/01/41 - 02/02/42	16,650	17,945
2.95%, 05/05/45	2,400	2,312
2.65%, 12/10/45	1,600	1,475
		31,676
Colombia 2.9%
Presidencia de la República de Colombia
3.13%, 04/15/31	2,200	2,151
3.25%, 04/22/32	3,900	3,814
5.00%, 06/15/45	15,700	16,697
4.13%, 05/15/51 (f)	4,600	4,356
		27,018

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Peru 2.6%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	6,300	6,403
3.30%, 03/11/41	13,350	13,434
3.55%, 03/10/51 (f)	3,750	3,893
		23,730
Chile 2.4%
Gobierno de la Republica de Chile
2.45%, 01/31/31	4,700	4,786
3.50%, 01/25/50	7,600	7,966
3.10%, 01/22/61	10,000	9,624
		22,376
Dominican Republic 2.4%
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (c)	2,000	2,037
4.88%, 09/23/32 (c)	14,200	14,679
5.30%, 01/21/41 (c)	1,850	1,852
5.88%, 01/30/60 (a)	3,600	3,600
		22,168
Panama 2.3%
Government of the Republic of Panama
4.00%, 09/22/24	800	873
2.25%, 09/29/32	500	479
4.30%, 04/29/53	1,800	1,991
3.87%, 07/23/60	17,100	17,378
		20,721
Brazil 2.0%
Presidencia Da Republica Federativa Do Brasil
3.75%, 09/12/31	12,000	11,820
5.63%, 02/21/47	5,900	6,446
		18,266
United Arab Emirates 1.9%
Abu Dhabi, Government of
3.13%, 04/16/30 (c)	2,400	2,609
3.13%, 09/30/49 (a)	11,400	11,604
3.88%, 04/16/50 (a)	2,800	3,223
		17,436
Malaysia 1.3%
Malaysia Sukuk Global Berhad
2.07%, 04/28/31 (c)	7,650	7,717
3.08%, 04/28/51 (c)	4,000	4,175
		11,892
Qatar 0.6%
The State of Qatar
3.88%, 04/23/23 (a)	2,500	2,653
3.38%, 03/14/24 (a)	2,900	3,110
		5,763
South Korea 0.2%
The Korea Development Bank
1.00%, 09/09/26	2,200	2,183
Ukraine 0.1%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 - 09/01/23 (a)	510	539
Total Government And Agency Obligations (cost $315,778)		325,317
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (j) (l)	—	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 3.6%
Securities Lending Collateral 2.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (m) (n)	22,701	22,701
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.01% (m) (n)	10,621	10,621
Total Short Term Investments (cost $33,322)		33,322
Total Investments 102.6% (cost $921,496)		942,732
Other Assets and Liabilities, Net (2.6)%		(23,870)
Total Net Assets 100.0%		918,862

(a)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(b)  Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $237,310 and 25.8% of the Fund.

(d)  Convertible security.

(e)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f)  All or a portion of the security was on loan as of June 30, 2021.

(g)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j)  Non-income producing security.

(k)  As of June 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(m) Investment in affiliate.

(n)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Abu Dhabi, Government of, 3.13%, 09/30/49	03/18/21	10,946	11,604	1.3
Abu Dhabi, Government of, 3.88%, 04/16/50	03/25/21	3,102	3,223	0.3
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	06/09/21	491	483	0.1
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	01/13/20	1,414	1,456	0.2
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	624	628	0.1
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	2,403	2,381	0.3
AES Gener S.A., 7.13%, 03/26/79	05/07/19	1,235	1,282	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AES Gener S.A., 6.35%, 10/07/79	11/18/19	4,110	4,377	0.5
AES Panama Generation Holdings SRL, 4.38%, 05/31/30	05/17/21	1,234	1,245	0.1
Antofagasta PLC, 2.38%, 10/14/30	06/23/21	1,888	1,892	0.2
Banco BBVA Peru, 5.25%, 09/22/29	11/30/20	1,562	1,524	0.2
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	12/20/19	1,054	1,048	0.1
Banco de Credito del Peru, 3.13%, 07/01/30	12/04/20	2,141	2,106	0.2
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	05/04/16	2,250	2,348	0.3
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	06/04/18	5,459	6,781	0.7
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/06/21	2,980	3,062	0.3
Banco GNB Sudameris S.A., 6.50%, 04/03/27	09/06/18	806	804	0.1
Banco Internacional Del Perú S.A.A. – Interbank, 6.63%, 03/19/29	06/21/21	542	540	0.1
Banco Internacional Del Perú S.A.A. – Interbank, 4.00%, 07/08/30	12/01/20	6,264	6,024	0.7
Banco Macro S.A., 6.75%, 11/04/26	06/05/18	4,494	3,984	0.4
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	1,505	1,693	0.2
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	07/05/18	6,736	7,718	0.8
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	07/10/19	801	808	0.1
Bangkok Bank Public Company Limited, 5.00% (callable at 100, 09/23/25)	12/04/20	615	633	0.1
Banistmo S.A., 3.65%, 09/19/22	09/26/19	1,355	1,376	0.1
BBVA Bancomer, S.A., 5.13%, 01/18/33	07/09/18	8,142	9,185	1.0
BDO Unibank, Inc., 2.95%, 03/06/23	10/17/17	1,998	2,068	0.2
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	04/25/17	1,019	1,063	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	08/15/19	385	399	—
Cabinet of Ministers of Ukraine, 7.75%, 09/01/23	08/15/19	133	140	—
Canacol Energy Ltd., 7.25%, 05/03/25	06/25/18	7,273	7,862	0.9
CIMB Bank Berhad, 3.26%, 03/15/22	11/03/20	1,017	1,018	0.1
CIMB Bank Berhad, 0.97%, 10/09/24	12/03/19	501	504	0.1
Cometa Energia SA de CV, 6.38%, 04/24/35	11/08/18	2,222	2,627	0.3
Corporacion Lindley S.A., 6.75%, 11/23/21	05/13/14	442	445	—
Cosan Overseas Limited, 8.25% (callable at 100, 08/05/21)	04/25/16	2,307	2,562	0.3
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13% (callable at 100, 11/29/22)	07/23/18	3,871	2,765	0.3
CSN Islands XII Corp, 7.00%	02/01/19	2,378	2,771	0.3
DBS Group Holdings Ltd, 3.60% (callable at 100, 09/07/21)	05/03/17	14,914	15,037	1.6
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	599	599	0.1
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	2,033	2,024	0.2
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	5,234	5,225	0.6
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	4,340	3,282	0.4
Empresa Generadora de Electricidad Itabo, S.A., 7.95%, 05/11/26	04/22/20	1,478	1,509	0.2
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	6,033	6,092	0.7
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	05/18/21	3,722	3,764	0.4
Energuate Trust, 5.88%, 05/03/27	08/09/18	578	625	0.1
ENN energy Holdings Limited, 3.25%, 07/24/22	09/17/20	203	204	—
Export-Import Bank of Thailand, 1.06%, 11/20/23	09/17/19	475	476	0.1
Fenix Power Peru S.A., 4.32%, 09/20/27	01/19/21	2,392	2,381	0.3
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	851	926	0.1
Galaxy Pipeline Assets Bidco Limited, 2.63%, 03/31/36	04/09/21	3,872	3,920	0.4
Geopark Limited, 6.50%, 09/21/24	02/14/19	1,898	1,963	0.2
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	807	820	0.1
Global Bank Corporation, 4.50%, 10/20/21	05/02/17	3,003	3,022	0.3
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	6,243	5,696	0.6
Grupo Bimbo S.A.B. de C.V., 5.95% (callable at 100, 04/17/23)	01/09/19	8,652	8,967	1.0
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/28/20	4,674	5,186	0.6
Indian Oil Corporation Limited, 5.75%, 08/01/23	06/20/17	8,306	8,589	0.9
Inkia Energy Limited, 5.88%, 11/09/27	07/16/18	4,917	5,252	0.6
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	03/01/21	2,816	2,918	0.3
Itau Unibanco Holding S.A., 6.13% (callable at 100, 12/12/22)	06/25/18	480	506	0.1
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	02/01/21	8,381	8,272	0.9
Korea Electric Power Corp, 1.13%, 06/15/25	04/23/21	1,001	999	0.1
KT Corp, 1.00%, 09/01/25	04/30/21	989	990	0.1
KT Corp, 2.50%, 07/18/26	05/05/21	5,732	5,701	0.6
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	06/14/19	202	212	—
Malayan Banking Berhad, 0.96%, 08/16/24	10/09/19	4,013	4,023	0.4
Malayan Banking Berhad, 3.91%, 10/29/26	08/15/17	2,105	2,115	0.2
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	08/31/18	1,396	1,608	0.2
Minejesa Capital B.V., 4.63%, 08/10/30	08/15/18	8,126	8,480	0.9
Minejesa Capital B.V., 5.63%, 08/10/37	03/01/19	9,279	9,754	1.1
Multibank, Inc., 4.38%, 11/09/22	06/10/20	652	666	0.1
Nexa Resources S.A., 5.38%, 05/04/27	05/20/21	1,952	1,982	0.2
ONGC Videsh Limited, 4.63%, 07/15/24	08/07/20	213	217	—
ONGC Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	11/30/16	9,396	10,092	1.1
Ooredoo International Finance Limited, 3.25%, 02/21/23	05/06/20	5,120	5,206	0.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ooredoo International Finance Limited, 3.75%, 06/22/26	05/11/20	452	475	0.1
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	06/03/21	1,151	1,183	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/30/20	2,418	2,395	0.3
Pampa Energia S.A., 7.50%, 01/24/27	05/30/18	6,934	6,516	0.7
Pampa Energia S.A., 9.13%, 04/15/29	11/27/19	122	136	—
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	03/19/13	421	454	—
PERU LNG, 5.38%, 03/22/30	04/16/20	3,774	5,246	0.6
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.80%, 06/23/50	03/18/21	6,301	6,479	0.7
POSCO, 2.38%, 11/12/22	07/30/20	914	920	0.1
POSCO, 2.38%, 01/17/23	07/10/20	3,753	3,788	0.4
POSCO, 2.75%, 07/15/24	09/16/20	5,510	5,565	0.6
Presidencia de la Republica Dominicana, 5.88%, 01/30/60	03/18/21	3,456	3,600	0.4
PSA Treasury Pte. Ltd., 2.13%, 09/05/29	04/30/20	3,488	3,456	0.4
PSA Treasury Pte. Ltd., 2.25%, 04/30/30	06/02/21	4,372	4,405	0.5
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	12,945	12,859	1.4
Saudi Arabia, Kingdom of, 2.38%, 10/26/21	04/30/20	6,215	6,239	0.7
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	05/04/20	3,755	3,839	0.4
Saudi Arabia, Kingdom of, 3.75%, 01/21/55	03/18/21	2,380	2,582	0.3
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/19/21	19,244	20,615	2.2
Scotiabank Peru S.A.A., 4.50%, 12/13/27	10/23/19	7,742	7,782	0.8
Singtel Group Treasury Pte. Ltd., 1.88%, 06/10/30	06/02/21	3,185	3,210	0.3
SPARC Limited, 0.00%, 12/05/22	10/05/17	1,804	1,821	0.2
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	01/31/19	4,896	5,629	0.6
State Grid Overseas Investment Limited, 3.13%, 05/22/23	08/13/20	3,850	3,858	0.4
State Grid Overseas Investment Limited, 1.00%, 08/05/25	10/27/20	1,690	1,672	0.2
Stoneway Capital Corporation, 0.00%, 03/01/27	02/15/19	4,643	1,302	0.1
Temasek Financial (I) Limited, 1.00%, 10/06/30	01/28/21	243	234	—
The Republic of Indonesia, The Government of, 3.38%, 04/15/23	07/13/20	9,273	9,450	1.0
The State of Qatar, 3.88%, 04/23/23	04/27/20	2,581	2,653	0.3
The State of Qatar, 3.38%, 03/14/24	04/30/20	3,022	3,110	0.3
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/31/20	206	213	—
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/03/17	2,217	2,340	0.3
UEP Penonome II S.A., 6.50%, 10/01/38	02/16/21	1,414	1,425	0.2
UltraTech Cement Limited, 2.80%, 02/16/31	05/21/21	1,051	1,074	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	06/22/18	7,694	6,200	0.7
United Overseas Bank Limited, 3.50%, 09/16/26	08/07/20	2,209	2,211	0.2
United Overseas Bank Limited, 1.75%, 03/16/31	02/11/21	2,091	2,084	0.2
Vedanta Resources Limited, 7.13%, 05/31/23	07/10/18	1,972	1,850	0.2
Vedanta Resources Limited, 6.13%, 08/09/24	06/06/18	6,113	5,444	0.6
VTR Finance N.V., 6.38%, 07/15/28	06/18/21	795	798	0.1
Woori Bank, 4.25% (callable at 100, 10/04/24)	12/03/20	1,764	1,759	0.2
		402,836	408,600	44.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	584,093	—	584,093
Government And Agency Obligations	—	325,317	—	325,317
Common Stocks	—	—	—	—
Short Term Investments	33,322	—	—	33,322
	33,322	909,410	—	942,732

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 47.3%
5 Bryant Park Mortgage Trust
Series 2018-F-5BP, REMIC, 2.55%, (1 Month USD LIBOR + 2.45%), 06/15/33 (a)	2,913	2,841
522 Funding Clo I Ltd
Series 2019-A1-1A, 1.57%, (3 Month USD LIBOR + 1.39%), 01/18/33 (a)	2,500	2,503
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26 (b)	2,588	2,538
Affirm Asset Securitization Trust 2020-A
Series 2020-A-A, REMIC, 2.10%, 10/17/22	5,550	5,602
Series 2020-B-A, REMIC, 3.54%, 10/17/22	4,200	4,269
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	2,004	2,030
Affirm Asset Securitization Trust 2020-Z2
Series 2020-A-Z2, 1.90%, 01/15/25	3,858	3,889
Affirm Asset Securitization Trust 2021-A
Series 2021-B-A, 1.06%, 04/17/23	1,000	1,001
Ajax Mortgage Loan Trust
Series 2019-A-C, 3.95%, 05/25/22 (a) (b)	3,458	3,471
Ajax Mortgage Loan Trust 2020-A
Series 2020-A-A, 2.38%, 12/25/59 (b)	3,193	3,196
Ajax Mortgage Loan Trust 2021-C
Series 2021-A-C, 2.12%, 01/25/61 (b)	2,315	2,312
Allegro CLO VII Ltd
Series 2018-A-1A, 1.28%, (3 Month USD LIBOR + 1.10%), 06/13/31 (a) (c)	3,000	3,000
Allegro CLO X Ltd
Series 2019-AR-1A, 1.34%, (3 Month USD LIBOR + 1.15%), 04/20/32 (a)	3,500	3,501
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	985	788
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	853	703
Series 2006-1A2-OC8, REMIC, 0.41%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (b)	1,374	1,330
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	6,753	5,223
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 0.99%, (1 Month USD LIBOR + 0.90%), 02/25/44 (a) (b)	2,572	2,422
AMMC CLO 18, Limited
Series 2016-AR-18A, REMIC, 1.24%, (3 Month USD LIBOR + 1.10%), 05/27/31 (a)	3,383	3,380
AMSR Trust
Series 2020-B-SFR2, REMIC, 2.03%, 07/17/25	10,500	10,513
Anchorage Capital CLO 4 Ltd.
Series 2014-B-4RA, 1.68%, (3 Month USD LIBOR + 1.50%), 01/28/31 (a)	2,000	2,000
Anchorage Capital CLO 9 Ltd
Series 2016-AR-9A, 1.55%, (3 Month USD LIBOR + 1.37%), 07/15/32 (a)	7,500	7,501
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 09/25/24	1,662	1,671
Angel Oak Mortgage Trust, LLC
Series 2020-A1-4, REMIC, 1.47%, 07/25/24 (a)	3,164	3,184
Apidos CLO XXXV
Series 2021-A-35A, 1.25%, (3 Month USD LIBOR + 1.05%), 04/20/34 (a)	2,000	2,001
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (b) (c)	1,513	1,473
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 1.09%, 05/15/53 (a)	49,159	3,493
Arbor Multifamily Mortgage Securities Trust 2021-MF2
Interest Only, Series 2021-XA-MF2, REMIC, 1.12%, 06/30/53 (a)	51,283	4,721
Arbor Realty Commercial Real Estate Notes 2019-FL1, Ltd.
Series 2019-C-FL1, 2.17%, (1 Month USD LIBOR + 2.10%), 05/15/37 (a)	438	438
AREIT Trust
Series 2019-D-CRE3, 2.72%, (1 Month USD LIBOR + 2.65%), 07/14/22 (a) (b)	4,369	4,283
Ares XXXVII CLO Ltd
Series 2015-A3R-4A, 1.68%, (3 Month USD LIBOR + 1.50%), 10/15/30 (a)	2,750	2,750
Arivo Acceptance Auto Loan Receivables Trust 2021-1
Series 2021-A-1A, 1.19%, 01/15/27	3,287	3,293
Arroyo Mortgage Trust
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (a)	2,500	2,538
Atlas Senior Loan Fund III Ltd
Series 2013-AR-1A, 0.99%, (3 Month USD LIBOR + 0.83%), 11/17/27 (a)	2,274	2,274
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.27%, (3 Month USD LIBOR + 1.09%), 01/15/31 (a)	982	978
Atlas Senior Loan Fund XI Ltd
Series 2018-B-11A, 1.83%, (3 Month USD LIBOR + 1.65%), 07/26/31 (a) (c)	2,000	1,986
Atrium Hotel Portfolio Trust
Series 2018-D-ATRM, REMIC, 2.37%, (1 Month USD LIBOR + 2.30%), 06/15/35 (a)	1,232	1,229
Series 2018-E-ATRM, REMIC, 3.47%, (1 Month USD LIBOR + 3.40%), 06/15/35 (a)	2,913	2,858
Series 2017-E-ATRM, REMIC, 3.12%, (1 Month USD LIBOR + 3.05%), 12/15/36 (a) (b)	1,692	1,624
Bain Capital Credit CLO 2019-1
Series 2019-AR-1A, 1.32%, (3 Month USD LIBOR + 1.13%), 04/19/34 (a)	5,000	5,003
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	497	499
Banc of America Funding Trust
Series 2006-A1-D, REMIC, 2.89%, 05/20/36 (a)	2,540	2,552
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.55%, 05/17/50 (a)	15,571	908
Battalion CLO Ltd
Series 2021-A-20A, 1.30%, (3 Month USD LIBOR + 1.18%), 07/15/34 (a)	1,500	1,501
Battalion CLO XI Ltd.
Series 2017-AR-11A, 1.33%, (3 Month USD LIBOR + 1.15%), 04/24/34 (a)	10,000	10,009
Battalion Clo XV Ltd
Series 2020-A1-15A, 1.54%, (3 Month USD LIBOR + 1.35%), 01/18/33 (a)	5,000	5,004
Bayview Opportunity Master Fund IVb Trust
Series 2019-A1-SBR2, 3.43%, 06/28/34 (b)	1,321	1,330
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 1.27%, (1 Month USD LIBOR + 1.20%), 08/15/36 (a) (b)	331	331
Series 2017-D-DELC, REMIC, 1.77%, (1 Month USD LIBOR + 1.70%), 08/15/36 (a) (b)	377	377
Series 2017-E-DELC, REMIC, 2.57%, (1 Month USD LIBOR + 2.50%), 08/15/36 (a) (b)	759	757
Series 2017-F-DELC, REMIC, 3.57%, (1 Month USD LIBOR + 3.50%), 08/15/36 (a) (b)	2,138	2,117
Series 2018-F-TALL, REMIC, 3.31%, (1 Month USD LIBOR + 3.24%), 03/16/37 (a) (b)	4,000	3,703
Interest Only, Series 2017-XA-C1, REMIC, 1.62%, 02/17/50 (a)	21,672	1,414
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XB-C10, REMIC, 0.00%, 07/17/54 (a)	26,096	2,375
Interest Only, Series 2021-XD-C10, REMIC, 0.00%, 07/17/54 (a)	16,250	2,336
BBCMS Trust
Series 2019-E-BWAY, REMIC, 2.92%, (1 Month USD LIBOR + 2.85%), 11/15/21 (a)	2,715	2,551
Series 2018-D-CBM, REMIC, 2.46%, (1 Month USD LIBOR + 2.39%), 07/15/37 (a) (b)	2,753	2,743
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.68%, 06/07/30 (a)	3,283	2,354
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.64%, 01/16/54 (a)	30,674	3,688

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XB-B27, REMIC, 0.95%, 07/17/54 (a)	38,050	3,429
BF 2019-NYT Mortgage Trust
Series 2019-E-NYT, REMIC, 2.60%, (1 Month USD LIBOR + 2.50%), 12/15/35 (a) (b)	3,935	3,881
BFLD Trust
Series 2019-F-DPLO, REMIC, 2.61%, (1 Month USD LIBOR + 2.54%), 10/15/21 (a)	2,751	2,688
BHMS
Series 2018-C-ATLS, REMIC, 1.97%, (1 Month USD LIBOR + 1.90%), 07/16/35 (a)	2,868	2,868
Birch Grove CLO Ltd
Series A-19A, REMIC, 1.61%, (3 Month USD LIBOR + 1.49%), 06/16/31 (a)	2,500	2,500
BlueMountain CLO Ltd
Series 2021-A1-31A, 0.00%, (3 Month USD LIBOR + 1.15%), 04/19/34 (a)	4,000	4,000
BlueMountain CLO XXV Ltd
Series 2019-B-25A, 1.98%, (3 Month USD LIBOR + 1.80%), 07/15/32 (a)	1,250	1,250
Braemar Hotels & Resorts Trust
Series 2018-E-PRME, REMIC, 2.47%, (1 Month USD LIBOR + 2.40%), 06/15/35 (a)	1,762	1,640
BRAVO Residential Funding Trust
Series 2019-A2-NQM1, REMIC, 2.89%, 07/25/59 (a)	763	769
BRAVO Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (b)	4,949	4,945
BRAVO Residential Funding Trust 2021-B
Series 2021-A1-B, 2.12%, 04/25/69 (b)	8,495	8,486
Business Jet Securities 2021-1, LLC
Series 2021-A-1A, 2.16%, 04/15/27	1,672	1,690
BX Commercial Mortgage Trust 2018-BIOA
Series 2018-D-BIOA, REMIC, 1.39%, (1 Month USD LIBOR + 1.32%), 03/16/37 (a)	810	811
BX Commercial Mortgage Trust 2019-IMC
Series 2019-D-IMC, REMIC, 1.97%, (1 Month USD LIBOR + 1.90%), 04/17/34 (a)	1,000	994
Series 2019-F-IMC, REMIC, 2.97%, (1 Month USD LIBOR + 2.90%), 04/17/34 (a)	4,606	4,560
BX Trust
Series 2021-D-VIEW, REMIC, 3.05%, (1 Month USD LIBOR + 2.90%), 06/15/23 (a)	741	741
Series 2021-E-VIEW, REMIC, 3.75%, (1 Month USD LIBOR + 3.60%), 06/15/23 (a)	2,300	2,300
Series 2018-E-GW, REMIC, 2.04%, (1 Month USD LIBOR + 1.97%), 05/15/37 (a) (b)	968	968
BX Trust 2019-MMP E 144A
Series 2019-E-MMP, REMIC, 1.97%, (1 Month USD LIBOR + 1.90%), 08/16/21 (a)	3,765	3,713
BX Trust 2021-MFM1
Series 2021-E-MFM1, REMIC, 2.32%, (1 Month USD LIBOR + 2.25%), 01/17/23 (a)	1,800	1,799
CAL Funding IV Ltd
Series 2020-A-1A, 2.22%, 09/25/45	2,809	2,833
Carbon Capital VI Commercial Mortgage Trust
Series 2019-B-FL2, REMIC, 2.92%, (1 Month USD LIBOR + 2.85%), 11/18/21 (a)	3,310	3,078
Carbone Clo Ltd
Series 2017-A1-1A, 1.33%, (3 Month USD LIBOR + 1.14%), 01/21/31 (a) (c)	3,000	3,001
Carlyle Global Market Strategies Euro CLO Designated Activity Company
Series 2016-A1R2-1A, 1.27%, (3 Month USD LIBOR + 1.14%), 04/20/34 (a)	4,500	4,503
CARLYLE US CLO Ltd
Series 2017-A1A-1A, 1.49%, (3 Month USD LIBOR + 1.30%), 04/21/31 (a)	994	994
Series 2017-A2-1A, 1.84%, (3 Month USD LIBOR + 1.65%), 04/21/31 (a)	2,000	2,000
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 0.25%, (1 Month USD LIBOR + 0.16%), 07/25/36 (a) (b)	3,452	3,346
CarVal CLO
Series 2021-A1A-1A, 0.00%, 07/20/34 (a)	5,000	5,000
CarVal CLO III Ltd
Series 2019-A-2A, 1.54%, (3 Month USD LIBOR + 1.35%), 07/20/32 (a)	8,000	8,000
Carvana Auto Receivables Trust 2020-P1
Series 2020-D-P1, 1.82%, 09/08/25	1,300	1,311
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (b)	2,713	2,705
CBAM 2017-1 Ltd
Series 2017-B-1A, 1.99%, (3 Month USD LIBOR + 1.80%), 07/22/30 (a)	1,000	1,000
CBAM 2017-2 Ltd
Series 2017-AR-2A, 1.27%, (3 Month USD LIBOR + 1.19%), 07/17/34 (a)	5,000	5,010
CBAM 2019-10 Ltd
Series 2019-A1R-10A, 1.31%, (3 Month USD LIBOR + 1.12%), 04/20/32 (a)	4,000	4,000
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.44%, 05/12/50 (a)	17,878	956
CFCRE Mortgage Trust
Series 2016-C-C4, REMIC, 5.01%, 04/10/26 (a)	2,332	2,581
Interest Only, Series 2016-XA-C3, REMIC, 1.15%, 01/10/48 (a)	4,840	186
Interest Only, Series 2017-XA-C8, REMIC, 1.76%, 06/17/50 (a)	15,662	1,000
Interest Only, Series 2016-XA-C4, REMIC, 1.80%, 05/10/58 (a)	15,724	1,035
CFIP CLO Ltd
Series 2014-AR-1A, 1.51%, (3 Month USD LIBOR + 1.32%), 07/13/29 (a)	7,500	7,500
CHCP 2021-FL1 Ltd.
Series 2021-C-FL1, 2.20%, (1 Month USD LIBOR + 2.10%), 02/16/38 (a) (b)	2,500	2,504
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 3.07%, (1 Month USD LIBOR + 3.00%), 11/17/36 (a) (b)	549	550
Series 2017-F-CSMO, REMIC, 3.81%, (1 Month USD LIBOR + 3.74%), 11/17/36 (a) (b)	172	172
CIFC Funding 2017-I, Ltd.
Series 2019-A1-6A, 1.51%, (3 Month USD LIBOR + 1.33%), 01/18/33 (a)	5,500	5,506
Citigroup Commercial Mortgage Trust
Series 2015-C-GC27, REMIC, 4.57%, 01/10/25 (a)	3,867	4,096
Series 2018-E-TBR, REMIC, 2.87%, (1 Month USD LIBOR + 2.80%), 12/15/36 (a)	4,739	4,692
Series 2018-F-TBR, REMIC, 3.72%, (1 Month USD LIBOR + 3.65%), 12/15/36 (a)	4,510	4,425
Interest Only, Series 2014-XA-GC19, REMIC, 1.30%, 03/12/47 (a)	25,647	662
Interest Only, Series 2014-XA-GC21, REMIC, 1.32%, 05/10/47 (a)	23,794	690
Interest Only, Series 2016-XA-GC36, REMIC, 1.38%, 02/12/49 (a)	3,959	187
Interest Only, Series 2016-XA-GC37, REMIC, 1.85%, 04/12/49 (a)	3,746	267
Interest Only, Series 2016-XA-P3, REMIC, 1.86%, 04/16/49 (a)	6,558	445
Interest Only, Series 2016-XA-P5, REMIC, 1.63%, 10/13/49 (a)	10,629	564
Interest Only, Series 2017-XA-P7, REMIC, 1.26%, 04/15/50 (a)	13,464	679
Citigroup Mortgage Loan Trust
Series 2018-A1-A, REMIC, 4.00%, 01/25/68 (a) (b)	12,243	12,265
Series 2019-A1-E, REMIC, 3.23%, 11/25/70 (b)	7,345	7,517
Citimortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	871	877
CLNC Ltd
Series 2019-D-FL1, 2.99%, (1 Month USD LIBOR + 2.90%), 04/19/26 (a)	3,000	2,839
CMALT (CitiMortgage Alternative Loan Trust), Series 2007-A6
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	1,267	1,280

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
COMM 2015-CCRE25 Mortgage Trust
Series 2015-C-CC25, REMIC, 4.68%, 08/12/25 (a)	2,252	2,422
COMM Mortgage Trust
Series 2014-C-CR16, REMIC, 5.09%, 04/12/24 (a)	1,544	1,637
Series 2015-C-LC23, REMIC, 4.77%, 10/10/25 (a)	306	333
Series 2016-C-CR28, REMIC, 4.79%, 12/12/25 (a)	405	438
Series 2018-D-HCLV, REMIC, 2.25%, (1 Month USD LIBOR + 2.18%), 09/15/33 (a)	197	194
Interest Only, Series 2013-XA-CR12, REMIC, 1.28%, 10/15/46 (a)	31,871	701
Interest Only, Series 2014-XA-UBS3, REMIC, 1.23%, 06/12/47 (a)	30,717	817
Interest Only, Series 2015-XA-LC21, REMIC, 0.83%, 07/10/48 (a)	18,143	429
Interest Only, Series 2015-XA-CR25, REMIC, 0.97%, 08/12/48 (a)	20,262	602
Interest Only, Series 2015-XA-CR26, REMIC, 1.07%, 10/10/48 (a)	4,779	159
Interest Only, Series 2015-XA-CR27, REMIC, 1.06%, 10/13/48 (a)	10,581	366
Commonbond Student Loan Trust
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	720	725
Credit Suisse ABS Trust 2020-AT1
Series 2020-A-AT1, 2.61%, 12/15/23	1,990	1,988
Credit Suisse Commercial Mortgage Trust
Series 2007-B-C2, REMIC, 5.80%, 01/15/49 (a)	476	474
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	705	661
Credit Suisse Mortgage Capital Certificates
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (b)	3,435	3,452
Series 2020-A3-SPT1, REMIC, 2.73%, 07/25/24 (b)	500	508
Credit Suisse Mortgage Trust
Series 2017-E-CHOP, REMIC, 3.62%, (1 Month USD LIBOR + 3.30%), 07/15/32 (a) (b)	1,874	1,771
Crown City CLO
Series 2021-A1A-1A, 0.00%, 07/20/34 (a)	3,000	3,000
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.71%, 11/18/25 (a)	309	336
CSMC 2019-ICE4
Series 2019-F-ICE4, REMIC, 2.72%, (1 Month USD LIBOR + 2.65%), 05/15/36 (a)	3,398	3,404
CSMC 2020-NET
Series 2020-D-NET, REMIC, 3.83%, 08/15/25	4,356	4,568
CSMC 2020-RPL2 Trust
Series 2020-A12-RPL2, REMIC, 3.45%, 02/25/60 (a)	4,690	4,806
CSMC 2020-RPL3 Trust
Series 2020-A1-RPL3, REMIC, 2.69%, 03/25/60 (a)	6,914	7,037
CSMC Trust
Series 2020-A1-BPL1, REMIC, 3.39%, 02/25/24 (a)	885	883
Series 2019-A1-RPL9, REMIC, 3.32%, 10/25/59 (a) (b)	381	382
Series 2019-A1-RP10, REMIC, 3.02%, 12/25/59 (a)	11,155	11,174
CVP CLO Ltd
Series 2017-A-2A, 1.38%, (3 Month USD LIBOR + 1.19%), 01/21/31 (a) (c)	10,000	10,000
DBGS 2018-BIOD Mortgage Trust
Series 2018-F-BIOD, REMIC, 2.07%, (1 Month USD LIBOR + 2.00%), 05/15/35 (a) (b)	3,154	3,157
DBJPM Mortgage Trust
Series 2016-C-C1, REMIC, 3.48%, 03/12/26 (a)	801	763
Interest Only, Series 2016-XA-C1, REMIC, 1.54%, 05/12/49 (a)	11,849	652
DBUBS 2017-BRBK Mortgage Trust
Series 2017-F-BRBK, REMIC, 3.65%, 10/11/24 (a)	585	593
DBUBS Mortgage Trust
Series 2017-E-BRBK, REMIC, 3.65%, 10/11/24 (a)	3,430	3,526
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 0.39%, (1 Month USD LIBOR + 0.30%), 09/25/47 (a) (b)	1,152	1,062
Domino's Pizza, Inc.
Series 2015-A2II-1A, 4.47%, 10/25/25	2,674	2,835
Earnest Student Loan Program LLC
Series 2017-A2-A, 2.65%, 02/25/26	347	349
Elevation CLO, Ltd.
Series 2018-A1-9A, 1.30%, (3 Month USD LIBOR + 1.12%), 07/15/31 (a)	6,000	6,002
Elmwood CLO II Ltd
Series 2019-AR-2A, 1.34%, (3 Month USD LIBOR + 1.15%), 04/20/34 (a)	5,000	5,004
Elmwood CLO IV Ltd
Series 2020-A-1A, 1.42%, (3 Month USD LIBOR + 1.24%), 04/15/33 (a)	2,500	2,509
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	1,500	1,489
Series 2021-E-1A, 2.21%, 02/15/28	3,350	3,293
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2005-A6M-FF10, REMIC, 0.79%, (1 Month USD LIBOR + 0.70%), 11/25/35 (a) (b)	1,400	1,347
Foundation Finance Trust
Series 2019-A-1A, 3.86%, 12/15/24	1,671	1,720
Fountainbleu Miami Beach Trust Class F
Series 2019-F-FBLU, REMIC, 4.09%, 12/12/24 (a)	2,086	2,120
Fountainbleu Miami Beach Trust Class G
Series 2019-G-FBLU, REMIC, 4.09%, 12/12/24 (a)	3,670	3,695
Freed ABS Trust 2019-1
Series 2019-C-1, 5.39%, 06/18/26	2,000	2,055
FREMF 2015-KF08 Mortgage Trust
Series 2015-B-KF08, REMIC, 4.94%, (1 Month USD LIBOR + 4.85%), 02/25/22 (a)	841	840
FREMF 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 5.59%, (1 Month USD LIBOR + 5.50%), 05/25/26 (a)	500	499
FREMF 2016-KF20 Mortgage Trust
Series 2016-B-KF20, REMIC, 5.14%, (1 Month USD LIBOR + 5.05%), 07/25/23 (a)	500	506
FREMF 2017-KF27 Mortgage Trust
Series 2017-B-KF27, REMIC, 4.44%, (1 Month USD LIBOR + 4.35%), 12/25/26 (a)	408	418
FREMF 2017-KF28 Mortgage Trust
Series 2017-B-KF28, REMIC, 4.10%, (1 Month USD LIBOR + 4.00%), 01/25/24 (a)	500	512
FREMF 2017-KF29 Mortgage Trust
Series 2017-B-KF29, REMIC, 3.64%, (1 Month USD LIBOR + 3.55%), 02/25/24 (a)	254	255
FREMF 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 3.35%, (1 Month USD LIBOR + 3.25%), 03/25/27 (a)	500	504
FREMF 2019-KF61 Mortgage Trust
Series 2019-B-KF61, REMIC, 2.29%, (1 Month USD LIBOR + 2.20%), 03/25/29 (a)	3,675	3,666
FREMF Mortgage Trust
Series 2019-B-KF69, REMIC, 2.39%, (1 Month USD LIBOR + 2.30%), 08/27/29 (a)	984	982
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 1.35%, (3 Month USD LIBOR + 1.20%), 04/17/34 (a)	8,000	8,007
GCAT, LLC
Series 2020-A1-4, 2.61%, 12/26/23 (b)	7,298	7,330
Gilbert Park CLO Ltd
Series 2017-A-1A, 1.37%, (3 Month USD LIBOR + 1.19%), 10/15/30 (a)	3,000	3,000
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,843	1,869
GLS Auto Receivables Issuer Trust 2020-2
Series 2020-A-2A, 1.58%, 08/15/24	1,583	1,595
GLS Auto Receivables Trust
Series 2019-A-2A, 3.06%, 04/17/23	15	15

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.11%, (1 Month USD LIBOR + 1.03%), 12/15/21 (a) (b)	3,075	3,077
Series 2019-F-WOLF, REMIC, 3.20%, (1 Month USD LIBOR + 3.13%), 12/15/21 (a) (b)	4,283	4,203
Greystone Commercial Real Estate Notes
Series 2019-D-FL2, 2.47%, (1 Month USD LIBOR + 2.40%), 02/15/25 (a)	3,777	3,756
Greystone CRE Notes 2019-FL2 Ltd
Series 2019-C-FL2, 2.07%, (1 Month USD LIBOR + 2.00%), 10/15/24 (a)	3,000	2,989
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 1.37%, (3 Month USD LIBOR + 1.18%), 10/20/31 (a) (c)	4,000	4,001
GS Mortgage Securities Corp Trust
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22	3,490	3,539
Series 2018-E-LUAU, REMIC, 2.62%, (1 Month USD LIBOR + 2.55%), 11/15/32 (a) (b)	3,342	3,340
Series 2018-G-RIVR, REMIC, 2.67%, (1 Month USD LIBOR + 2.60%), 07/16/35 (a) (b)	2,000	1,846
Series 2019-E-SOHO, REMIC, 1.95%, (1 Month USD LIBOR + 1.87%), 06/16/36 (a) (b)	3,605	3,542
GS Mortgage Securities Trust
Series 2019-E-SMP, 2.67%, (1 Month USD LIBOR + 2.60%), 08/21/21 (a) (b)	4,000	3,798
Interest Only, Series 2014-XA-GC24, REMIC, 0.85%, 09/10/47 (a)	8,730	177
Series 2014-D-GC26, REMIC, 4.66%, 11/10/47 (a)	1,809	1,238
Interest Only, Series 2015-XA-GS1, REMIC, 0.91%, 11/10/48 (a)	5,433	163
Interest Only, Series 2017-XA-GS6, REMIC, 1.18%, 05/12/50 (a)	22,825	1,211
Interest Only, Series 2017-XA-GS8, REMIC, 1.11%, 11/11/50 (a)	32,312	1,562
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.85%, 12/12/53 (a)	28,890	3,712
GS Mortgage-Backed Securities Trust
Series 2019-A1-SL1, REMIC, 2.63%, 01/25/59 (a)	2,201	2,210
Gulf Stream Meridian 3 Ltd
Series 2021-A1-IIIA, 1.48%, (3 Month USD LIBOR + 1.32%), 04/17/34 (a)	10,000	10,004
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 1.26%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	10,000	10,008
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 1.09%, (3 Month USD LIBOR + 0.90%), 10/18/27 (a) (c)	1,986	1,986
Halsey Point CLO I Ltd
Series 2019-A1A1-1A, 1.54%, (3 Month USD LIBOR + 1.35%), 01/20/33 (a)	2,500	2,502
Harborview Mortgage Loan Trust, 2006-11
Series 2006-A1A-11, REMIC, 0.43%, (1 Month USD LIBOR + 0.34%), 12/19/36 (a) (b)	9,032	8,513
Hayfin Kingsland IX Ltd
Series 2018-AR-9A, 1.33%, (3 Month USD LIBOR + 1.15%), 04/28/31 (a)	4,000	4,000
Highbridge Loan Management Ltd
Series 3A-CR-2014, 3.79%, (3 Month USD LIBOR + 3.60%), 07/18/29 (a)	1,900	1,858
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	2,585	2,608
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (c)	7,559	7,541
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 3.22%, (1 Month USD LIBOR + 3.15%), 11/15/21 (a)	2,900	2,842
IMT Trust
Series 2017-EFL-APTS, REMIC, 2.22%, (1 Month USD LIBOR + 2.15%), 06/15/34 (a)	508	493
Series 2017-FFL-APTS, REMIC, 2.92%, (1 Month USD LIBOR + 2.85%), 06/15/34 (a)	508	506
IndyMac MBS, Inc.
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	555	579
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,157	730
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	1,177	1,211
Series 2019-D-UES, REMIC, 4.60%, 05/07/24 (a)	1,205	1,213
Series 2019-E-UES, REMIC, 4.60%, 05/07/24 (a)	1,406	1,379
Series 2019-F-UES, REMIC, 4.60%, 05/07/24 (a)	1,476	1,402
Series 2019-G-UES, REMIC, 4.60%, 05/07/24 (a)	1,612	1,473
J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	161	128
J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series 2011-D-C5, REMIC, 5.61%, 09/17/21 (a)	2,400	2,091
J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C13
Series 2013-C-C13, REMIC, 4.21%, 07/17/23 (a)	2,132	2,225
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 06/17/24 (a)	3,529	3,788
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-E-AON, REMIC, 4.61%, 07/10/23 (a)	3,103	3,208
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ
Series 2018-C-LAQ, REMIC, 1.67%, (1 Month USD LIBOR + 1.60%), 06/15/35 (a) (b)	3,830	3,835
Series 2018-D-LAQ, REMIC, 2.17%, (1 Month USD LIBOR + 2.10%), 06/15/35 (a) (b)	1,520	1,522
Series 2018-E-LAQ, REMIC, 3.07%, (1 Month USD LIBOR + 3.00%), 06/15/35 (a) (b)	486	487
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-EFX-WPT, REMIC, 5.54%, 07/07/23 (a)	3,141	3,241
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-E-MFP, REMIC, 2.23%, (1 Month USD LIBOR + 2.16%), 07/15/21 (a)	2,438	2,414
Series 2019-F-MFP, REMIC, 3.07%, (1 Month USD LIBOR + 3.00%), 07/15/21 (a)	2,160	2,129
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 2020-EFX-NNN, REMIC, 3.97%, 01/16/25	2,898	2,923
Jamestown CLO Ltd
Series 2018-A1-6RA, 1.33%, (3 Month USD LIBOR + 1.15%), 04/25/30 (a) (c)	1,000	1,000
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	2,895	3,108
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.14%, 10/07/21 (a)	2,356	2,314
JPMBB Commercial Mortgage Securities Trust
Series 2014-D-C23, REMIC, 4.13%, 09/17/24 (a)	2,274	2,289
Series 2015-C-C32, REMIC, 4.80%, 10/15/25 (a)	366	300
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	359	385
Interest Only, Series 2015-XA-C32, REMIC, 1.36%, 11/18/48 (a)	10,217	318
JPMBB Commercial Mortgage Securities Trust 2015-C28
Series 2015-B-C28, REMIC, 3.99%, 03/17/25	3,275	3,395
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2015-XA-JP1, REMIC, 1.07%, 01/15/49 (a)	3,609	126
Interest Only, Series 2016-XA-JP4, REMIC, 0.81%, 12/17/49 (a)	17,225	423

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.71%, 06/17/49 (a)	28,067	1,525
Kayne CLO 5 Ltd
Series 2019-A-5A, 1.53%, (3 Month USD LIBOR + 1.35%), 07/26/32 (a)	4,000	4,001
Kayne CLO 7 Ltd
Series 2020-A1-7A, 1.39%, (3 Month USD LIBOR + 1.20%), 04/18/33 (a)	5,000	5,017
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (c)	1,682	1,680
Kingsland VIII Ltd
Series 2018-A-8A, 1.31%, (3 Month USD LIBOR + 1.12%), 04/21/31 (a)	4,000	3,998
KKR Industrial Portfolio Trust 2020-AIP
Series 2020-E-AIP, REMIC, 2.70%, (1 Month USD LIBOR + 2.63%), 03/17/25 (a)	4,339	4,347
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-G-KDIP, REMIC, 3.82%, (1 Month USD LIBOR + 3.75%), 12/15/25 (a)	700	706
LCCM Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 06/11/27	2,900	3,059
LCM XVII Limited Partnership
Series A2RR-17A, 1.33%, (3 Month USD LIBOR + 1.15%), 10/15/31 (a)	5,000	4,995
Legacy Mortgage Asset Trust
Series 2019-A1-GS1, REMIC, 4.00%, 01/25/59 (b)	2,906	2,908
Series 2019-A1-GS3, REMIC, 3.75%, 04/25/59 (b)	3,769	3,799
Series 2019-A1-GS4, REMIC, 3.44%, 05/25/59 (b)	3,013	3,011
Legacy Mortgage Asset Trust 2020-GS3
Series 2020-A1-GS3, REMIC, 3.25%, 10/25/21 (a) (b)	8,593	8,618
Legacy Mortgage Asset Trust 2020-GS4
Series 2020-A1-GS4, REMIC, 3.25%, 11/25/21 (b)	4,517	4,556
Legacy Mortgage Asset Trust 2021-GS3
Series 2021-A1-GS3, REMIC, 1.75%, 05/25/23 (b)	4,948	4,934
LHome Mortgage Trust 2021-RTL1
Series 2021-A1-RTL1, 2.09%, 09/25/23	1,500	1,499
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 12/20/47	2,431	2,478
Loanpal Solar Loan Ltd 21-1GS A
Series 2021-A-1GS, 2.29%, 10/20/34	2,642	2,672
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 0.39%, (1 Month USD LIBOR + 0.15%), 07/25/36 (a) (b)	10,908	5,529
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, REMIC, 1.92%, 03/12/49 (a)	13,001	583
Luna Aircraft Ltd
Series 2020-A-1A, 3.38%, 02/15/45 (b)	2,435	2,406
Madison Park Funding XXXI Ltd
Series 2018-B-31A, 1.87%, (3 Month USD LIBOR + 1.70%), 01/23/31 (a)	1,000	1,000
Madison Park Funding XXXIV Ltd
Series 2019-AR-34A, 1.30%, (3 Month USD LIBOR + 1.12%), 04/26/32 (a)	4,000	4,003
Marathon CLO V Ltd.
Series 2013-A1R-5A, 1.02%, (3 Month USD LIBOR + 0.87%), 11/22/27 (a)	2,014	2,015
Marble Point CLO XI Ltd
Series 2017-A-2A, 1.36%, (3 Month USD LIBOR + 1.18%), 12/18/30 (a) (c)	2,000	2,000
Marble Point CLO XIV Ltd
Series 2018-A1R-2A, 1.47%, (3 Month USD LIBOR + 1.28%), 01/20/32 (a)	8,000	8,002
Marble Point CLO XV Ltd
Series 2019-A1-1A, 1.59%, (3 Month USD LIBOR + 1.42%), 07/23/32 (a)	3,000	3,000
Series 2021-A-2A, 0.00%, 07/25/34 (a)	7,500	7,500
Marlette Funding Trust
Series 2019-A-2A, 3.13%, 11/15/21	162	163
Series 2021-C-1A, 1.41%, 06/16/31	1,450	1,447
Series 2021-D-1A, 2.47%, 06/16/31	1,500	1,498
MBRT
Series 2019-F-MBR, 2.62%, (1 Month USD LIBOR + 2.55%), 11/15/24 (a) (b)	2,350	2,349
MBRT 2019-MBR
Series 2019-E-MBR, 2.27%, (1 Month USD LIBOR + 2.20%), 11/15/24 (a) (b)	1,700	1,702
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-C-FL6, 1.95%, (1 Month USD LIBOR + 1.85%), 07/18/36 (a)	4,700	4,704
MKS CLO 2017-1 Ltd
Series 2017-AR-1A, 1.19%, (3 Month USD LIBOR + 1.00%), 07/22/30 (a)	7,500	7,490
Morgan Stanley ABS Capital Trust I Inc.
Series 2007-A1-HE3, REMIC, 0.22%, (1 Month USD LIBOR + 0.13%), 12/25/36 (a) (b)	3,603	2,666
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C17, REMIC, 4.64%, 07/17/24 (a)	1,240	1,280
Series 2015-D-C27, REMIC, 3.24%, 11/15/25	297	285
Series 2015-C-C27, REMIC, 4.66%, 11/15/25 (a)	207	212
Series 2016-C-C29, REMIC, 4.90%, 04/17/26 (a)	1,353	1,434
Series 2018-D-SUN, REMIC, 1.72%, (1 Month USD LIBOR + 1.65%), 07/16/35 (a) (b)	899	898
Series 2018-G-SUN, REMIC, 3.12%, (1 Month USD LIBOR + 3.05%), 07/16/35 (a) (b)	899	884
Interest Only, Series 2014-XA-C15, REMIC, 1.10%, 04/17/47 (a)	12,400	247
Interest Only, Series 2016-XA-C28, REMIC, 1.35%, 01/15/49 (a)	3,897	156
Morgan Stanley Capital I Trust
Series 2019-F-NUGS, REMIC, 4.34%, (1 Month USD LIBOR + 2.84%), 12/15/21 (a)	4,283	4,286
Series 2017-F-CLS, REMIC, 2.67%, (1 Month USD LIBOR + 2.60%), 11/15/34 (a)	3,371	3,367
Interest Only, Series 2015-XA-UBS8, REMIC, 1.03%, 12/15/48 (a)	4,598	148
Interest Only, Series 2017-XA-H1, REMIC, 1.51%, 06/17/50 (a)	24,107	1,411
Morgan Stanley Capital I Trust 2007-TOP27
Series 2007-C-T27, REMIC, 6.21%, 06/11/42 (a)	4,000	4,039
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	515	523
Series 2020-B-1A, 3.10%, 11/22/32	4,855	5,066
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 08/20/46	1,889	1,893
Motel 6 Trust
Series 2017-D-MTL6, REMIC, 2.22%, (1 Month USD LIBOR + 2.15%), 08/15/34 (a)	994	996
Series 2017-F-MTL6, REMIC, 4.32%, (1 Month USD LIBOR + 4.25%), 08/15/34 (a)	2,495	2,503
MP CLO IV Ltd
Series 2013-ARR-2A, 1.46%, (3 Month USD LIBOR + 1.28%), 07/25/29 (a)	7,500	7,501
MP CLO VIII Ltd
Series 2015-ARR-2A, 1.30%, (3 Month USD LIBOR + 1.20%), 04/28/34 (a)	3,000	3,001
Nassau Ltd
Series 2018-A-IA, 1.33%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	5,000	4,991
Natixis Commercial Mortgage Securities Trust
Series 2018-C-FL1, REMIC, 2.27%, (1 Month USD LIBOR + 2.20%), 06/15/22 (a)	3,129	2,891
Navient Private Education Refi Loan Trust
Series 2018-B-A, 3.68%, 11/17/25	3,000	3,134
New Mountain CLO 2 Ltd
Series CLO-A-2A, 1.39%, (3 Month USD LIBOR + 1.19%), 04/17/34 (a)	4,000	4,003
New Residential Mortgage Loan Trust 2020-RPL2
Series 2020-A1-RPL2, 3.58%, 08/25/23 (a)	1,375	1,398
New York Mortgage Trust
Series 2021-A1-BPL1, REMIC, 2.24%, 05/25/23 (b)	7,400	7,400

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
NLY 2019-FL2 Issuer Ltd.
Series 2019-B-FL2, 1.97%, (1 Month USD LIBOR + 1.90%), 01/15/23 (a)	3,226	3,218
NYMT Loan Trust 2020-SP2
Series 2020-A1-SP2, REMIC, 2.94%, 10/25/23 (a)	13,061	13,129
Oaktown Re III Ltd
Series 2019-M1A-1A, 1.49%, (1 Month USD LIBOR + 1.40%), 07/25/24 (a) (b)	151	151
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	908	918
Ocean Trails CLO V
Series 2014-ARR-5A, 1.47%, (3 Month USD LIBOR + 1.28%), 10/14/31 (a) (c)	4,915	4,915
Octagon Investment Partners 42 Ltd
Series 2019-B1-3A, 2.13%, (3 Month USD LIBOR + 1.95%), 04/15/31 (a)	2,500	2,500
OFSI BSL IX, Ltd.
Series 2018-A-1A, 1.33%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a) (c)	8,000	7,984
OHA Credit Partners VII Ltd
Series 2012-AR3-7A, 1.24%, (3 Month USD LIBOR + 1.07%), 02/21/34 (a)	5,000	5,001
ONE 2021-PARK Mortgage Trust
Series 2021-E-PARK, REMIC, 1.82%, (1 Month USD LIBOR + 1.75%), 03/15/23 (a)	2,000	1,999
One Market Plaza Trust
Series 2017-E-1MKT, REMIC, 4.14%, 02/10/24	3,437	3,469
One New York Plaza Trust 2020-1NYP
Series 2020-C-1NYP, REMIC, 2.30%, (1 Month USD LIBOR + 2.20%), 01/17/23 (a)	2,850	2,878
Oxford Finance Funding 2020-1 LLC
Series 2020-A2-1, 3.10%, 12/15/24	3,500	3,571
Pagaya AI Debt Selection Trust 2021-1
Series 2021-A-1, 1.18%, 11/15/27	2,471	2,477
Pagaya AI Debt Selection Trust 2021-2
Series 2021-NOTE-2, 3.00%, 01/25/29 (d)	5,000	5,041
Pagaya AI Debt Selection Trust 2021-HG1
Series 2021-B-HG1, 1.82%, 01/16/29	3,250	3,246
Palmer Square CLO Ltd
Series 2021-A-2A, 1.35%, (3 Month USD LIBOR + 1.15%), 07/17/34 (a)	5,000	5,005
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 1.35%, (3 Month USD LIBOR + 1.20%), 08/25/31 (a) (c)	4,500	4,500
PFP Ltd
Series 2019-B-5, REMIC, 1.75%, (1 Month USD LIBOR + 1.65%), 04/16/36 (a) (b)	1,052	1,051
Pretium Mortgage Credit Partners I 2020-NPL3 LLC
Series 2020-A1-NPL3, REMIC, 3.10%, 10/25/23 (b)	6,627	6,744
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 03/27/24 (b)	4,974	4,980
Series 2021-A1-NPL2, REMIC, 1.99%, 06/27/24 (b) (d)	4,858	4,888
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN1, REMIC, 1.99%, 06/25/24 (b) (d)	8,300	8,353
Prosper Marketplace Issuance Trust
Series 2019-C-2A, REMIC, 5.05%, 09/15/25	2,250	2,290
PRPM 2020-3 LLC
Series 2020-A1-3, 2.86%, 09/25/23 (b)	8,463	8,532
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/24 (a)	3,936	3,934
Series 2021-A1-4, 1.87%, 04/25/24 (b)	5,385	5,375
Radnor Ltd
Series 2019-M1A-2, 1.29%, (1 Month USD LIBOR + 1.20%), 06/25/29 (a)	200	200
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	1,941	1,842
Rali Series 2007-Qs8 Trust
Series 2007-A3-QS8, REMIC, 0.69%, (1 Month USD LIBOR + 0.60%), 06/25/37 (a)	1,594	1,253
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 0.59%, (1 Month USD LIBOR + 0.50%), 04/26/35 (a)	833	757
Residential Accredit Loans, Inc.
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	954	931
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	571	523
Santander Drive Auto Receivables Trust 2020-4
Series 2020-D-4, 1.48%, 09/15/25	2,000	2,024
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	5,197	5,134
Securitized Asset Backed Receivables LLC
Series 2006-A2C-WM4, REMIC, 0.25%, (1 Month USD LIBOR + 0.16%), 11/25/36 (a) (b)	17,954	6,857
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2B-HE1, REMIC, 0.20%, (1 Month USD LIBOR + 0.11%), 12/25/36 (a) (b)	5,583	1,914
Short-Term Investments Trust
Interest Only, Series 2018-XCP-SELF, REMIC, 0.00%, 10/09/21 (a)	77,520	2
Sierra Receivables Funding Co LLC
Series 2016-A-3A, 2.43%, 05/20/24	794	798
SoFi Alternative Trust 2021-1
Series 2021-PT1-1, 4.61%, 05/25/30	15,000	15,747
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47 (a)	6,676	6,658
SoFi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	4,507	4,503
SoFi Consumer Loan Program LLC
Series 2016-A-1, 3.26%, 07/25/21	159	159
Series 2017-A2-5, 2.78%, 04/25/22	51	51
SoFi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40	548	552
Sound Point CLO, Ltd.
Series 2013-A-3RA, 1.34%, (3 Month USD LIBOR + 1.15%), 04/18/31 (a) (c)	1,500	1,497
Series 2018-A1A-21, 1.36%, (3 Month USD LIBOR + 1.18%), 10/27/31 (a) (c)	3,000	2,998
Series 2019-A-1A, 1.56%, (3 Month USD LIBOR + 1.37%), 01/20/32 (a)	2,500	2,500
Series 2020-A1-3A, 1.53%, (3 Month USD LIBOR + 1.28%), 01/26/32 (a)	10,000	10,025
Series 2019-AR-2A, 1.32%, (3 Month USD LIBOR + 1.17%), 07/17/34 (a)	10,000	10,020
Series 2020-AR-1A, 0.00%, 07/20/34 (a)	7,500	7,500
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	682	687
Steele Creek CLO Ltd
Series 2017-A-1A, 1.43%, (3 Month USD LIBOR + 1.25%), 10/15/30 (a)	1,000	997
Series 2014-A-1RA, 1.26%, (3 Month USD LIBOR + 1.07%), 04/21/31 (a)	2,550	2,550
Series 2016-AR-1A, 1.24%, (3 Month USD LIBOR + 1.12%), 06/16/31 (a) (c)	2,500	2,486
Series 2018-A-2A, 1.36%, (3 Month USD LIBOR + 1.20%), 08/18/31 (a)	2,000	2,000
Series 2019-B-1A, 2.38%, (3 Month USD LIBOR + 2.20%), 04/15/32 (a)	4,000	4,000
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 3.14%, 12/25/35 (a)	952	927
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11
Series 2006-1A1-11, REMIC, 0.41%, (1 Month USD LIBOR + 0.32%), 12/25/36 (a) (b)	5,411	5,321
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	2,169	1,714
STWD, Ltd.
Series 2019-D-FL1, 2.43%, (1 Month USD LIBOR + 2.35%), 02/15/25 (a)	2,494	2,482
Symphony CLO XV Ltd
Series 2014-AR3-15A, 1.21%, (3 Month USD LIBOR + 1.08%), 01/20/32 (a)	10,000	9,998
Taco Bell Funding, LLC
Series 2018-A2I-1, 4.32%, 11/25/23	2,925	2,930

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Tesla Auto Lease Trust
Series 2019-D-A, 3.37%, 01/20/23	1,500	1,550
Tharaldson Hotel Portfolio Trust
Series 2018-E-THL, REMIC, 3.25%, (1 Month USD LIBOR + 3.18%), 11/13/34 (a)	2,244	2,199
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 1.32%, (3 Month USD LIBOR + 1.14%), 01/15/31 (a)	4,250	4,251
Series 2019-B-3A, 2.28%, (3 Month USD LIBOR + 2.10%), 04/15/31 (a)	2,000	2,000
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	3,871	3,808
Toorak Mortgage Corp Ltd
Series 2020-A1-1, 2.73%, 03/25/23 (b)	10,000	10,055
UBS Commercial Mortgage Trust
Series 2017-C-C4, REMIC, 4.59%, 10/15/27 (a)	3,500	3,670
Series 2018-C-C8, REMIC, 4.86%, 02/17/28 (a)	1,858	2,086
Interest Only, Series 2017-XB-C1, REMIC, 1.08%, 06/17/50 (a)	25,883	1,348
Upgrade Receivables Trust 2019-1
Series 2019-C-1A, 5.15%, 03/15/25	412	413
Upstart Pass-Through Trust
Series 2020-A-ST1, 3.75%, 02/20/28	2,463	2,523
Upstart Pass-Through Trust Series 2020-ST6
Series 2020-A-ST6, 3.00%, 01/20/27	4,256	4,315
Upstart Pass-Through Trust Series 2021-ST3
Series 2021-A-ST3, 2.00%, 05/20/27	1,667	1,659
Upstart Securitization Trust
Series 2020-B-1, 3.09%, 04/22/30	1,500	1,528
Upstart Securitization Trust 2021-1
Series 2021-A-1, 0.87%, 03/20/31	825	827
Series 2021-B-1, 1.89%, 03/20/31	500	500
Upstart Securitization Trust 2021-2
Series 2021-B-2, 1.75%, 06/20/31	2,000	2,000
Usaa Ultra Short-Term Bond Fund
Series 2019-AR2-75A, 1.24%, (3 Month USD LIBOR + 1.04%), 04/17/34 (a)	3,500	3,503
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	2,192	2,323
Series 2019-A2-1A, 3.19%, 07/15/24	1,963	2,036
Velocity Commercial Capital Loan Trust
Series 2018-A-2, REMIC, 4.05%, 09/25/24	1,507	1,559
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (a)	5,886	6,245
Venture XIV CLO Ltd
Series 2013-BRR-14A, 1.69%, (3 Month USD LIBOR + 1.55%), 08/28/29 (a)	2,750	2,749
Verus Securitization Trust 2020-1
Series 2020-A2-INV1, REMIC, 3.04%, 03/25/60 (b)	2,500	2,576
Verus Securitization Trust 2020-4
Series 2020-A1-4, REMIC, 1.50%, 05/25/65 (a) (b)	3,580	3,598
Verus Securitization Trust 2020-NPL1
Series 2020-A1-NPL1, 3.60%, 08/25/50 (b)	6,531	6,559
Vibrant CLO Ltd
Series 2018-A1-10A, 1.39%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a) (c)	3,000	2,989
VMC Finance 2019-FL3 LLC
Series 2019-C-FL3, 2.15%, (1 Month USD LIBOR + 2.05%), 09/17/36 (a) (b)	3,260	3,219
Volt CI LLC
Series 2021-A1-NP10, 1.99%, 04/25/24 (b)	3,146	3,140
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (b)	13,350	13,369
Volt XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (b)	4,840	4,839
Volt XCIX, LLC
Series 2021-A1-NPL8, 2.12%, 03/25/24 (b)	8,537	8,538
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (b)	756	756
WaMu Asset-Backed Certificates
Series 2006-2A4-2, REMIC, 0.67%, (1 Month USD LIBOR + 0.58%), 04/25/36 (a) (b)	7,299	3,597
Washington Mutual Asset-Backed Certificates
Series 2006-M1-HE1, REMIC, 0.60%, (1 Month USD LIBOR + 0.51%), 02/25/36 (a) (b)	14,984	13,998
Washington Mutual Asset-Backed Certificates Trust
Series 2006-2A2-HE5, REMIC, 0.27%, (1 Month USD LIBOR + 0.18%), 10/25/36 (a) (b)	8,835	4,690
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	4,545	4,566
Wellfleet CLO Ltd
Series 2018-A1-2A, 1.39%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a)	4,500	4,500
Series 2020-A1A-1, 1.49%, (3 Month USD LIBOR + 1.31%), 04/15/33 (a)	5,000	5,004
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 1.34%, (3 Month USD LIBOR + 1.17%), 07/20/32 (a)	10,000	10,003
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	579	545
Wells Fargo Commercial Mortgage Trust
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24	98	22
Series 2015-D-NXS4, REMIC, 3.85%, 11/18/25 (a)	375	372
Series 2015-C-NXS4, REMIC, 4.85%, 11/18/25 (a)	310	330
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	401
Series 2018-C-C47, REMIC, 5.10%, 10/17/28 (a)	344	372
Interest Only, Series 2015-XA-P2, REMIC, 1.07%, 12/15/48 (a)	3,848	138
Interest Only, Series 2017-XA-C38, REMIC, 1.16%, 07/15/50 (a)	25,136	1,204
Series 2015-C-LC22, REMIC, 4.71%, 09/15/58 (a)	302	316
Interest Only, Series 2016-XA-C33, REMIC, 1.78%, 03/17/59 (a)	2,177	136
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (a)	719	751
Wells Fargo Commercial Mortgage Trust 2018-C48
Interest Only, Series 2018-XA-C48, REMIC, 1.11%, 01/18/52 (a)	15,043	878
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	336	338
Series 2007-A1-AR4, REMIC, 2.98%, 08/25/37 (a)	254	249
WFRBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.95%, 12/17/46 (a)	37,190	630
Interest Only, Series 2014-XA-C19, REMIC, 1.18%, 03/15/47 (a)	40,058	792
Interest Only, Series 2014-XA-C21, REMIC, 1.18%, 08/15/47 (a)	2,500	62
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,774	2,771
XXIX Venture Limited
Series 2017-AR-29A, 1.13%, (3 Month USD LIBOR + 0.99%), 09/09/30 (a)	4,000	3,997
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,205,969)		1,208,829
GOVERNMENT AND AGENCY OBLIGATIONS 23.9%
U.S. Treasury Note 18.4%
Treasury, United States Department of
0.38%, 03/31/22	85,140	85,326
0.13%, 11/30/22 - 12/15/23	313,940	313,123
0.25%, 06/15/24	71,610	71,174
		469,623
Mortgage-Backed Securities 2.7%
Federal Home Loan Mortgage Corporation
1.50%, 02/01/36 - 03/01/36	9,657	9,774
2.00%, 03/01/36 - 05/01/36	38,866	40,124
Federal National Mortgage Association, Inc.
2.00%, 01/01/36 - 11/01/40	15,679	16,090
2.24%, (1 Year USD LIBOR + 1.63%), 11/01/42 (a)	897	935
2.63%, (1 Year USD LIBOR + 1.67%), 05/01/44 (a)	1,758	1,836
		68,759

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Collateralized Mortgage Obligations 1.8%
Federal Home Loan Mortgage Corporation
Series QA-4060, REMIC, 1.50%, 09/15/26	891	896
Series AN-4030, REMIC, 1.75%, 04/15/27	2,308	2,350
Series CD-4484, REMIC, 1.75%, 07/15/30	1,831	1,865
Series NH-5105, REMIC, 2.00%, 02/25/37	5,554	5,694
Series Z-4171, REMIC, 3.00%, 02/15/43	245	246
Series HA-4582, REMIC, 3.00%, 09/15/45	1,596	1,682
Series MB-4911, REMIC, 3.00%, 09/25/49	4,769	4,967
Federal National Mortgage Association, Inc.
Series 2021-CG-29, REMIC, 1.25%, 05/25/41	6,492	6,538
Series 2021-AB-31, REMIC, 2.00%, 06/25/41	7,758	7,953
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	1,518	1,569
Series 2021-HG-21, REMIC, 2.00%, 11/25/47	8,468	8,655
Government National Mortgage Association
Series 2016-UD-136, REMIC, 3.00%, 04/20/45	2,367	2,393
		44,808
Sovereign 0.7%
Abu Dhabi, Government of
0.75%, 09/02/23 (c)	200	201
2.50%, 04/16/25 (c)	900	956
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	3,250	3,350
Government of the Republic of Panama
4.00%, 09/22/24	700	764
3.75%, 03/16/25	1,050	1,145
Ministry of Diwan Amiri Affairs
4.50%, 01/20/22 (e)	500	511
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
2.30%, 06/23/25 (e)	2,300	2,389
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	1,800	1,851
Presidencia de la República de Colombia
4.50%, 01/28/26	1,400	1,529
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (e)	800	805
2.88%, 03/04/23 (e)	1,000	1,038
The Korea Development Bank
1.25%, 06/03/25 (e)	1,400	1,414
1.00%, 09/09/26	1,400	1,389
The Republic of Indonesia, The Government of
3.75%, 04/25/22 (e)	600	616
2.95%, 01/11/23	700	725
		18,683
Commercial Mortgage-Backed Securities 0.3%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (a)	11,259	171
Federal National Mortgage Association, Inc.
Series 2020-1A1-M49, REMIC, 1.30%, 11/25/30 (a)	7,662	7,659
		7,830
Total Government And Agency Obligations (cost $611,171)		609,703
CORPORATE BONDS AND NOTES 11.7%
Financials 4.8%
American Express Company
0.79%, (3 Month USD LIBOR + 0.65%), 02/27/23 (a)	1,750	1,764
ANZ New Zealand (Int'l) Limited
1.90%, 02/13/23 (c)	2,020	2,070
Avolon Holdings Funding Limited
3.63%, 05/01/22 (c)	1,570	1,605
5.13%, 10/01/23 (c)	325	351
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (e)	900	943
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (c)	550	541
Banco de Credito del Peru
3.13%, 07/01/30 (e)	1,150	1,153
3.25%, 09/30/31 (e)	200	199
3.25%, 09/30/31 (c)	1,650	1,640
Banco del Estado de Chile
3.88%, 02/08/22 (e)	600	611
Banco Internacional Del Perú S.A.A. – Interbank
4.00%, 07/08/30 (e)	1,150	1,136
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (c)	300	308
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (100, 07/06/22) (e) (f)	1,300	1,345
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (e)	3,000	3,031
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
4.13%, 11/09/22 (e)	750	780
Bancolombia SA
4.63%, 12/18/29	2,200	2,238
Bangkok Bank Public Company Limited
3.88%, 09/27/22 (e)	600	623
Banistmo S.A.
3.65%, 09/19/22 (e)	1,400	1,427
3.65%, 09/19/22 (c)	500	510
Bank of America Corporation
0.92%, (3 Month USD LIBOR + 0.79%), 03/05/24 (a)	2,651	2,676
0.71%, (SOFR + 0.69%), 04/22/25 (a)	1,125	1,132
Barclays PLC
1.01%, 12/10/24	1,825	1,830
BBVA Bancomer, S.A.
6.75%, 09/30/22 (e)	500	531
5.35%, 11/12/29 (e)	200	212
BDO Unibank, Inc.
2.95%, 03/06/23 (e)	1,000	1,034
BNP Paribas
4.71%, 01/10/25 (c)	1,815	1,981
BOC Aviation (USA) Corporation
1.63%, 04/29/24 (c)	1,255	1,265
BPCE
2.38%, 01/14/25 (c)	1,935	2,015
Brighthouse Financial, Inc.
0.60%, 06/28/23 (c)	785	785
Canadian Imperial Bank of Commerce
0.45%, 06/22/23 (g)	1,125	1,124
Capital One Financial Corporation
3.20%, 01/30/23	545	567
3.90%, 01/29/24	1,345	1,451
CIMB Bank Berhad
3.26%, 03/15/22 (e)	200	204
Citigroup Inc.
1.16%, (3 Month USD LIBOR + 1.02%), 06/01/24 (a)	1,995	2,037
Continental Senior Trust
5.00%, 08/26/22 (e)	1,700	1,772
Corporacion Financiera de Desarrollo S.A.
5.25%, 07/15/29 (e)	600	626
Credicorp Ltd.
2.75%, 06/17/25 (c)	400	404
Credit Suisse Group AG
1.36%, (3 Month USD LIBOR + 1.24%), 06/12/24 (a) (c)	1,955	1,985
DBS Group Holdings Ltd
3.60%, (100, 09/07/21) (e) (f)	3,100	3,108
1.82%, 03/10/31 (e)	200	200
Deutsche Bank Aktiengesellschaft
0.90%, 05/28/24 (g)	740	736
Ena Norte SA
4.95%, 04/25/23 (e)	473	483
Export-Import Bank of India
3.13%, 07/20/21 (e)	1,000	1,001
Export-Import Bank of Thailand
1.00%, (3 Month USD LIBOR + 0.85%), 05/23/24 (a) (e)	400	402
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	1,865	2,035

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Glencore Funding LLC
4.13%, 05/30/23 - 03/12/24 (c)	980	1,050
Global Bank Corporation
4.50%, 10/20/21 (e)	1,000	1,007
4.50%, 10/20/21 (c)	500	504
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (e)	1,200	1,232
Gruposura Finance
5.50%, 04/29/26 (e)	800	865
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (e) (h)	286	270
Itau Unibanco Holding S.A.
3.88%, 04/15/31 (e)	1,200	1,200
JPMorgan Chase & Co.
3.21%, 04/01/23	445	454
3.90%, 07/15/25	1,405	1,551
Lloyds Banking Group PLC
0.70%, 05/11/24	1,550	1,554
Macquarie Bank Limited
2.10%, 10/17/22 (c)	1,675	1,712
Macquarie Group Limited
4.15%, 03/27/24 (c)	350	370
Malayan Banking Berhad
3.91%, 10/29/26 (a) (e)	3,100	3,122
Malaysia Sovereign Sukuk Berhad
3.04%, 04/22/25 (e)	1,600	1,718
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,625	1,762
Minejesa Capital B.V.
4.63%, 08/10/30 (e)	700	742
Mitsubishi UFJ Financial Group Inc
1.04%, (3 Month USD LIBOR + 0.86%), 07/26/23 (a)	3,810	3,860
Mizuho Financial Group Inc
0.92%, (3 Month USD LIBOR + 0.79%), 03/05/23 (a)	3,700	3,736
Morgan Stanley
1.11%, (3 Month USD LIBOR + 0.93%), 07/22/22 (a)	1,015	1,024
0.53%, 01/25/24	1,770	1,769
0.73%, 04/05/24	955	957
Multibank, Inc.
4.38%, 11/09/22 (e)	2,000	2,048
NongHyup Bank
1.25%, 07/20/25 (c)	1,200	1,201
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (e) (g)	2,200	2,195
1.83%, 09/10/30 (c) (g)	800	798
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (e) (h)	593	563
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.75%, 03/01/23 (e)	800	842
Petrobras Global Finance B.V.
4.38%, 05/20/23	1,500	1,589
PNC Bank, National Association
2.03%, 12/09/22	425	428
3.25%, 06/01/25	875	952
PNC Funding Corp
3.30%, 03/08/22	575	585
Prudential Financial, Inc.
3.50%, 05/15/24	1,000	1,082
Royal Bank of Canada
0.54%, (SOFR + 0.53%), 01/20/26 (a)	2,485	2,489
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (e)	600	613
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	1,850	1,937
Sparc EM SPC
0.00%, 12/05/22 (c) (h)	336	331
SPARC Limited
0.00%, 12/05/22 (e) (h)	941	927
Sumitomo Mitsui Trust Bank Ltd
0.80%, 09/12/23 (c)	1,760	1,771
Synchrony Financial
4.25%, 08/15/24	770	841
Temasek Financial (I) Limited
2.38%, 01/23/23 (e)	250	258
The Bank of Nova Scotia
0.55%, 09/15/23 (g)	1,275	1,274
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	1,855	2,012
The Royal Bank of Scotland Group Public Limited Company
1.70%, (3 Month USD LIBOR + 1.55%), 06/25/24 (a) (g)	1,730	1,770
The Toronto-Dominion Bank
0.38%, (SOFR + 0.36%), 03/04/24 (a) (g)	1,875	1,877
Truist Financial Corporation
0.43%, (SOFR + 0.40%), 06/09/25 (a)	2,815	2,815
UBS Group AG
1.01%, 07/30/24 (c) (g)	2,715	2,736
United Overseas Bank Limited
3.50%, 09/16/26 (a) (e)	2,400	2,412
1.75%, 03/16/31 (e)	300	298
Wakala Global Sukuk Berhad
4.65%, 07/06/21 (e)	500	500
Wells Fargo & Company
1.65%, 06/02/24	1,950	1,992
		123,466
Utilities 1.3%
Atmos Energy Corporation
0.63%, 03/09/23	755	755
Chile Electricity PEC Spa
0.00%, 01/25/28 (c) (h)	2,400	1,945
DTE Energy Company
2.25%, 11/01/22	160	164
2.53%, 10/01/24 (b)	695	730
1.05%, 06/01/25	935	933
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (e)	556	558
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (e)	800	571
Empresa Generadora de Electricidad Itabo, S.A.
7.95%, 05/11/26 (e)	216	224
Enel Generacion Chile S.A.
4.25%, 04/15/24	2,800	2,999
ENN energy Holdings Limited
3.25%, 07/24/22 (e)	200	204
Entergy Corporation
0.90%, 09/15/25	2,005	1,980
Fenix Power Peru S.A.
4.32%, 09/20/27 (e)	2,025	2,057
Inkia Energy Limited
5.88%, 11/09/27 (e)	400	415
Kallpa Generación S.A.
4.88%, 05/24/26 (e)	200	211
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (e)	800	817
1.75%, 05/06/25 (c)	1,200	1,228
Korea Electric Power Corp
1.13%, 06/15/25 (e)	1,500	1,498
1.13%, 06/15/25 (c)	1,000	999
0.75%, 01/27/26 (c)	2,350	2,293
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (c)	900	896
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/23	1,280	1,284
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (e)	600	621
Pacific Gas And Electric Company
1.75%, 06/16/22	1,735	1,734
PSEG Power LLC
3.85%, 06/01/23	1,905	2,019
Southern California Edison Company
0.85%, (SOFR + 0.83%), 04/01/24 (a)	1,840	1,846
State Grid Overseas Investment Limited
3.13%, 05/22/23 (e)	700	730
1.00%, 08/05/25 (e)	400	393

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (e)	2,350	2,509
		32,613
Energy 1.2%
Canacol Energy Ltd.
7.25%, 05/03/25 (e)	700	744
Ecopetrol S.A.
5.88%, 09/18/23	2,100	2,275
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (e)	681	705
Exxon Mobil Corporation
1.57%, 04/15/23	1,805	1,844
Galaxy Pipeline Assets Bidco Limited
1.75%, 09/30/27 (e)	3,200	3,231
Geopark Limited
6.50%, 09/21/24 (e)	200	207
Indian Oil Corporation Limited
5.63%, 08/02/21 (e)	700	703
5.75%, 08/01/23 (e)	300	326
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	1,780	1,837
ONGC Videsh Limited
3.75%, 05/07/23 (e)	400	417
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (e)	2,650	2,679
Petronas Capital Ltd.
3.50%, 03/18/25 (e)	2,500	2,706
Phillips 66
3.85%, 04/09/25	285	314
1.30%, 02/15/26	620	619
Pioneer Natural Resources Company
0.55%, 05/15/23	85	85
0.75%, 01/15/24	740	740
PT Pertamina (Persero)
1.40%, 02/09/26 (e)	200	196
Reliance Industries Limited
5.40%, 02/14/22 (e)	2,250	2,315
SA Global Sukuk Limited
1.60%, 06/17/26 (c)	500	499
Saudi Arabian Oil Company
2.75%, 04/16/22 (e)	1,200	1,221
1.25%, 11/24/23 (c)	200	202
Schlumberger Holdings Corporation
3.75%, 05/01/24 (c)	1,635	1,759
The Williams Companies, Inc.
4.55%, 06/24/24	1,055	1,162
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (e)	1,300	1,399
Valero Energy Corporation
1.20%, 03/15/24	895	901
Williams Partners L.P.
4.30%, 03/04/24	600	652
		29,738
Health Care 0.8%
AbbVie Inc.
2.30%, 11/21/22	2,685	2,756
Amgen Inc.
2.70%, 05/01/22	75	76
2.65%, 05/11/22	1,655	1,686
3.63%, 05/15/22	1,010	1,031
Anthem, Inc.
3.30%, 01/15/23	850	887
3.50%, 08/15/24	1,935	2,084
AstraZeneca PLC
2.38%, 06/12/22	150	153
3.50%, 08/17/23	3,420	3,632
Cardinal Health, Inc.
2.62%, 06/15/22	2,170	2,214
3.08%, 06/15/24	250	265
Cigna Holding Company
0.61%, 03/15/24	625	624
HCA Inc.
5.00%, 03/15/24	1,640	1,811
Mylan Inc
3.13%, 01/15/23 (c)	200	207
Royalty Pharma PLC
0.75%, 09/02/23 (c)	1,910	1,915
UnitedHealth Group Incorporated
0.55%, 05/15/24	1,085	1,084
Upjohn Inc.
1.13%, 06/22/22 (c)	445	448
		20,873
Communication Services 0.7%
AT&T Inc.
4.45%, 04/01/24	1,865	2,038
Axiata SPV2 Berhad
4.36%, 03/24/26 (e)	735	825
Baidu, Inc.
3.50%, 11/28/22	700	727
3.88%, 09/29/23	1,200	1,277
Digicel Group Limited
7.00%, (100, 06/01/23) (c) (f) (g) (i)	55	41
8.00%, 04/01/25 (c) (i)	158	134
KT Corp
1.00%, 09/01/25 (e)	3,400	3,366
Millicom International Cellular SA
5.13%, 01/15/28 (e)	675	705
Omnicom Group Inc.
3.65%, 11/01/24	150	163
Sable International Finance Limited
5.75%, 09/07/27 (e)	520	546
Singtel Group Treasury Pte. Ltd.
3.25%, 06/30/25 (e)	654	705
2.38%, 10/03/26 (e)	1,500	1,580
Telefonica Chile S.A.
3.88%, 10/12/22 (e)	1,800	1,854
Tencent Holdings Limited
3.28%, 04/11/24 (e)	200	213
1.81%, 01/26/26 (c)	1,000	1,017
Verizon Communications Inc.
1.26%, (3 Month USD LIBOR + 1.10%), 05/15/25 (a)	1,845	1,901
VTR Comunicaciones SpA
5.13%, 01/15/28 (e)	900	942
		18,034
Consumer Discretionary 0.6%
Alibaba Group Holding Limited
2.80%, 06/06/23	1,300	1,354
CK Hutchison International (21) Limited
1.50%, 04/15/26 (c)	600	604
Dollar Tree, Inc.
3.70%, 05/15/23	865	914
4.00%, 05/15/25	955	1,054
eBay Inc.
1.40%, 05/10/26	1,960	1,965
Expedia Group, Inc.
6.25%, 05/01/25 (c)	1,640	1,908
General Motors Financial Company, Inc.
5.25%, 03/01/26	1,580	1,825
Hyundai Capital America
2.85%, 11/01/22 (c)	1,850	1,902
McDonald's Corporation
2.63%, 01/15/22	1,594	1,614
3.35%, 04/01/23	200	210
Target Corporation
2.90%, 01/15/22	1,570	1,592
Volkswagen Group of America, Inc.
0.88%, 11/22/23 (c)	1,835	1,841
		16,783
Industrials 0.6%
Carrier Global Corporation
2.24%, 02/15/25	1,830	1,904
HPHT Finance (19) Limited
2.88%, 11/05/24 (e)	2,300	2,412
Northrop Grumman Corporation
3.25%, 08/01/23	1,340	1,417
2.93%, 01/15/25	480	512

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (c)	1,655	1,740
PSA Treasury Pte. Ltd.
2.50%, 04/12/26 (e)	500	526
Republic Services, Inc.
2.50%, 08/15/24	1,840	1,931
Southwest Airlines Co.
4.75%, 05/04/23	1,765	1,894
The Boeing Company
4.51%, 05/01/23 (j)	1,725	1,839
Union Pacific Corporation
3.15%, 03/01/24	1,110	1,184
3.75%, 03/15/24	180	194
		15,553
Consumer Staples 0.5%
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	1,870	1,872
Camposol SA
6.00%, 02/03/27 (e)	350	365
Conagra Brands, Inc.
4.30%, 05/01/24	1,650	1,810
General Mills, Inc.
3.15%, 12/15/21	1,385	1,393
3.70%, 10/17/23	500	535
Grupo Bimbo S.A.B. de C.V.
4.50%, 01/25/22 (e)	221	226
Keurig Dr Pepper Inc.
0.75%, 03/15/24	1,840	1,842
PepsiCo, Inc.
0.75%, 05/01/23	1,900	1,916
Sysco Corporation
5.65%, 04/01/25 (j)	1,705	1,977
Target Corporation
2.25%, 04/15/25	200	210
The Central America Bottling Corporation
5.75%, 01/31/27 (e)	550	572
		12,718
Materials 0.5%
DuPont de Nemours, Inc.
4.49%, 11/15/25	1,580	1,794
Glencore Funding LLC
4.00%, 04/16/25 (c)	755	824
Inversiones CMPC S.A.
4.50%, 04/25/22 (e)	400	407
LG Chem, Ltd.
3.25%, 10/15/24 (e)	1,900	2,040
Martin Marietta Materials, Inc.
0.65%, 07/15/23	560	560
MEGlobal Canada ULC
5.00%, 05/18/25 (c)	1,800	2,018
MOS Holdings Inc.
4.25%, 11/15/23	1,755	1,883
POSCO
2.38%, 11/12/22 - 01/17/23 (e)	2,000	2,046
2.75%, 07/15/24 (e)	400	420
Vedanta Resources Limited
7.13%, 05/31/23 (e)	500	463
		12,455
Information Technology 0.4%
Dell International L.L.C.
5.45%, 06/15/23 (j)	1,785	1,936
Global Payments Inc.
1.20%, 03/01/26	1,868	1,852
Microchip Technology Incorporated
0.97%, 02/15/24 (c)	1,840	1,840
NVIDIA Corporation
0.58%, 06/14/24	1,935	1,944
The Western Union Company
1.35%, 03/15/26 (j)	1,895	1,883
		9,455
Real Estate 0.3%
American Tower Corporation
2.40%, 03/15/25	1,875	1,958
Equinix, Inc.
1.25%, 07/15/25	1,945	1,952
Simon Property Group, L.P.
2.00%, 09/13/24	1,810	1,875
Welltower Inc.
3.63%, 03/15/24	1,895	2,035
		7,820
Total Corporate Bonds And Notes (cost $297,652)		299,508
SENIOR FLOATING RATE INSTRUMENTS 6.6%
Communication Services 1.2%
Altice France S.A.
2018 Term Loan B13, 4.15%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	491	490
Cable One, Inc.
2021 Term Loan B4, 2.09%, (1 Month USD LIBOR + 2.00%), 12/31/24 (a)	1,990	1,981
Cablevision Lightpath LLC
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/15/27 (a)	159	159
Cengage Learning, Inc.
2016 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 06/07/23 (a)	327	327
CenturyLink, Inc.
2020 Term Loan B, 2.34%, (3 Month USD LIBOR + 2.25%), 03/15/27 (a)	468	462
Charter Communications Operating, LLC
2019 Term Loan B2, 1.85%, (1 Month USD LIBOR + 1.75%), 02/01/27 (a)	5,084	5,046
Cincinnati Bell, Inc.
2017 Term Loan, 4.25%, (1 Month USD LIBOR + 3.25%), 10/02/24 (a)	191	191
Connect Finco Sarl
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/11/26 (a)	123	124
CSC Holdings, LLC
2017 Term Loan B1, 2.32%, (1 Month USD LIBOR + 2.25%), 07/15/25 (a)	5,089	5,013
2018 Incremental Term Loan, 2.32%, (1 Month USD LIBOR + 2.25%), 01/31/26 (a)	127	125
2019 Term Loan B5, 2.57%, (1 Month USD LIBOR + 2.50%), 04/15/27 (a)	350	346
Diamond Sports Group, LLC
Term Loan, 3.35%, (1 Month USD LIBOR + 3.25%), 08/24/26 (a)	113	68
E.W. Scripps Company (The)
2019 Term Loan B2, 3.31%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	493	490
2020 Term Loan B3, 3.75%, (1 Month USD LIBOR + 3.00%), 12/15/27 (a)	28	28
GoodRx, Inc.
1st Lien Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 09/28/25 - 10/10/25 (a)	488	484
Gray Television, Inc.
2018 Term Loan C, 2.59%, (1 Month USD LIBOR + 2.50%), 10/30/25 (a)	651	647
iHeartCommunications, Inc.
2020 Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	207	205
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 5.62%, (3 Month USD LIBOR + 5.50%), 07/28/21 (a)	30	30
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (a)	10	10
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	266	270
Level 3 Financing Inc.
2019 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a)	5,133	5,051
NASCAR Holdings Inc.
Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 07/19/26 (a)	153	152
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.59%, (1 Month USD LIBOR + 2.50%), 06/13/26 (a)	5,095	5,081
PUG LLC
USD Term Loan , 3.59%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	272	265

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (a)	433	433
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (k) (l)	39	2
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	333	312
Sinclair Television Group Inc.
Term Loan B2B, 2.60%, (1 Month USD LIBOR + 2.50%), 07/18/26 (a)	644	634
Telesat Canada
Term Loan B5, 2.85%, (1 Month USD LIBOR + 2.75%), 11/22/26 (a)	191	179
Terrier Media Buyer, Inc.
2021 Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	138	137
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 03/15/26 (a)	113	113
Virgin Media Bristol LLC
USD Term Loan N, 2.57%, (1 Month USD LIBOR + 2.50%), 10/03/27 (a)	695	688
Zayo Group Holdings, Inc.
USD Term Loan , 3.09%, (1 Month USD LIBOR + 3.00%), 02/18/27 (a)	428	423
Ziggo Financing Partnership
USD Term Loan I, 2.57%, (1 Month USD LIBOR + 2.50%), 04/17/28 (a)	60	59
		30,025
Health Care 1.0%
Agiliti Health, Inc
Term Loan, 2.87%, (1 Month USD LIBOR + 2.75%), 10/10/25 (a)	259	258
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	316	311
Aldevron, L.L.C.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 10/12/26 (a)	335	335
Athenahealth, Inc.
2021 Term Loan B1, 4.41%, (3 Month USD LIBOR + 4.25%), 02/11/26 (a)	219	219
Avantor Funding, Inc.
2020 Incremental Term Loan B4, 3.25%, (1 Month USD LIBOR + 2.25%), 10/30/27 (a)	1,214	1,213
Bausch Health Companies Inc.
Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 11/26/25 (a)	315	312
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 2.50%, (1 Month USD LIBOR + 2.00%), 05/18/26 (a)	748	749
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	57	57
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	370	370
CHG Healthcare Services Inc.
2017 1st Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 06/07/23 (a)	459	458
Elanco Animal Health Incorporated
Term Loan B, 1.84%, (3 Month USD LIBOR + 1.75%), 02/04/27 (a)	3,231	3,180
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	409	410
Gentiva Health Services, Inc.
2020 Term Loan, 2.87%, (3 Month USD LIBOR + 2.75%), 07/02/25 (a)	393	391
Global Medical Response, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 09/24/25 (a)	299	300
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 2.09%, (3 Month USD LIBOR + 2.00%), 11/15/27 (a)	1,254	1,241
HC Group Holdings II, Inc.
Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 05/22/26 (a)	517	517
HCA Inc.
2021 Term Loan B14, 0.00%, (3 Month USD LIBOR + 1.75%), 06/23/28 (a) (l)	680	681
Horizon Therapeutics USA Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.00%), 02/25/28 (a) (l)	1,280	1,271
2021 Term Loan B, 2.50%, (3 Month USD LIBOR + 2.00%), 02/25/28 (a)	3,810	3,783
ICON Luxembourg S.A.R.L.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 06/16/28 (a) (l)	596	597
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 06/16/28 (a) (l)	2,394	2,397
IQVIA Inc.
2017 USD Term Loan B2, 1.84%, (1 Month USD LIBOR + 1.75%), 01/17/25 (a)	497	494
2018 USD Term Loan B3, 1.95%, (3 Month USD LIBOR + 1.75%), 06/07/25 (a)	572	568
Kindred Healthcare LLC
2018 1st Lien Term Loan, 4.62%, (1 Month USD LIBOR + 4.50%), 06/21/25 (a)	308	307
Maravai Intermediate Holdings, LLC
2020 Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/15/27 (a)	73	73
MED ParentCo LP
1st Lien Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	177	177
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/07/23 (a)	303	303
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	127	126
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 09/25/27 (a)	125	125
Parexel International Corporation
Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 08/06/24 (a)	489	486
Pathway Vet Alliance LLC
2021 Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 03/31/27 (a)	395	394
PPD, Inc.
Initial Term Loan, 2.75%, (1 Month USD LIBOR + 2.25%), 01/06/28 (a)	244	244
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.32%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	273	273
2018 1st Lien Term Loan B, 4.35%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	234	234
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 11/09/25 (a)	341	340
Select Medical Corporation
2017 Term Loan B, 2.35%, (1 Month USD LIBOR + 2.25%), 02/13/24 (a)	508	502
Sound Inpatient Physicians
2018 1st Lien Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 06/19/25 (a)	513	510
Southern Veterinary Partners, LLC
Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 10/05/27 (a)	272	274
Syneos Health, Inc.
2018 Term Loan B, 1.84%, (3 Month USD LIBOR + 1.75%), 08/25/24 (a)	270	270
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (a)	211	205
Upstream Newco, Inc.
2019 Term Loan, 4.59%, (1 Month USD LIBOR + 4.50%), 10/21/26 (a)	168	168
Zelis Healthcare Corporation
2021 Term Loan, 3.59%, (3 Month USD LIBOR + 3.50%), 09/30/26 (a)	243	242
		25,365

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Information Technology 0.9%
Access CIG, LLC
2018 1st Lien Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 02/14/25 (a)	413	410
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (a)	256	252
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (a)	85	86
Applied Systems, Inc.
2017 1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 09/06/24 (a)	465	464
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 2.25%), 09/06/24 (a)	1	1
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 12/06/27 (a)	413	412
Ascend Learning, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 06/29/24 (a)	485	484
Avaya, Inc.
2020 Term Loan B, 4.32%, (1 Month USD LIBOR + 4.25%), 12/15/27 (a)	174	175
Banff Merger Sub Inc
2021 USD Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 10/01/25 (a)	296	294
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	655	647
Bright Bidco B.V.
2018 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 06/28/24 (a)	271	226
By Crown Parent, LLC
Term Loan B1, 4.00%, (1 Month USD LIBOR + 3.00%), 01/30/26 (a)	218	218
Castle US Holding Corporation
USD Term Loan B, 3.95%, (3 Month USD LIBOR + 3.75%), 02/28/27 (a)	506	499
Colorado Buyer Inc
Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 03/15/24 (a)	315	306
CommerceHub, Inc.
2020 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 12/02/27 (a)	119	120
Cvent, Inc.
1st Lien Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 11/30/24 (a)	447	440
DCert Buyer, Inc.
2019 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	237	237
Dell International L.L.C.
2021 Term Loan B, 2.00%, (1 Month USD LIBOR + 1.75%), 09/19/25 (a)	1,486	1,486
Delta TopCo, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	225	225
Emerald TopCo Inc
Term Loan, 3.61%, (1 Month USD LIBOR + 3.50%), 07/16/26 (a)	1	1
Term Loan, 3.69%, (1 Month USD LIBOR + 3.50%), 07/16/26 (a)	217	216
eResearchTechnology, Inc.
2020 1st Lien Term Loan, 5.50%, (1 Month USD LIBOR + 4.50%), 02/05/27 (a)	35	35
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 3.70%, (3 Month USD LIBOR + 3.50%), 07/24/24 (a)	371	340
Flexera Software LLC
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 01/26/28 (a)	538	539
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 1.84%, (3 Month USD LIBOR + 1.75%), 02/15/24 (a)	5,116	5,074
2021 Term Loan B4, 2.09%, (1 Month USD LIBOR + 2.00%), 08/10/27 (a)	277	275
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	489	489
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (a)	407	408
2021 2nd Lien Term Loan, 7.00%, (1 Month USD LIBOR + 6.25%), 07/07/25 (a)	123	123
Informatica LLC
2020 USD Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 02/19/27 (a)	163	162
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 11/06/25 (a)	503	502
Ivanti Software, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 11/22/27 (a)	219	219
KBR, Inc.
2020 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 02/03/27 (a)	234	233
LogMeIn, Inc.
Term Loan B, 4.83%, (1 Month USD LIBOR + 4.75%), 08/31/27 (a)	175	175
Mitchell International, Inc.
2017 1st Lien Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 11/21/24 (a)	394	390
2017 2nd Lien Term Loan, 7.34%, (1 Month USD LIBOR + 7.25%), 12/01/25 (a)	90	90
NCR Corporation
2019 Term Loan, 2.69%, (3 Month USD LIBOR + 2.50%), 04/12/25 (a)	127	125
OneDigital Borrower LLC
2020 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/29/27 (a)	484	486
PointClickCare Technologies, Inc.
Term Loan B, 3.75%, (6 Month USD LIBOR + 3.00%), 12/16/27 (a)	119	119
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 12/16/27 (a)	6	6
Presidio, Inc.
2020 Term Loan B, 3.60%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	1	1
2020 Term Loan B, 3.60%, (1 Month USD LIBOR + 3.50%), 12/19/26 (a)	4	4
2020 Term Loan B, 3.69%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	70	70
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 4.10%, (1 Month USD LIBOR + 4.00%), 04/26/24 (a)	489	489
Renaissance Holding Corp.
2018 1st Lien Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 05/21/25 (a)	474	469
Sabre GLBL Inc.
2018 Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 02/22/24 (a)	173	170
2020 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 12/17/27 (a)	70	70
Severin Acquisition, LLC
2018 Term Loan B, 3.33%, (1 Month USD LIBOR + 3.25%), 06/15/25 (a)	436	433
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	488	488
SS&C Technologies Inc.
2018 Term Loan B5, 1.84%, (1 Month USD LIBOR + 1.75%), 04/15/25 (a)	430	425
Surf Holdings, LLC
USD Term Loan , 3.63%, (3 Month USD LIBOR + 3.50%), 01/15/27 (a)	436	432
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (a)	413	413
Tibco Software Inc.
2020 Term Loan B3, 3.85%, (1 Month USD LIBOR + 3.75%), 07/03/26 (a)	470	468
2020 2nd Lien Term Loan, 7.35%, (1 Month USD LIBOR + 7.25%), 02/14/28 (a)	40	41
Ultimate Software Group Inc(The)
Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 04/08/26 (a)	255	255
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
2021 Incremental Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 05/04/26 (a)	357	358
2020 2nd Lien Incremental Term Loan, 7.50%, (3 Month USD LIBOR + 6.75%), 05/03/27 (a)	40	41
Univar Solutions USA Inc
Term Loan B6, 0.00%, (3 Month USD LIBOR + 2.00%), 05/26/28 (a) (l)	870	868
Virtusa Corporation
Term Loan B, 5.00%, (1 Month USD LIBOR + 4.25%), 12/09/27 (a)	60	60
VS Buyer, LLC
Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 02/19/27 (a)	485	482
		23,026
Consumer Discretionary 0.8%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.84%, (1 Month USD LIBOR + 1.75%), 11/14/26 (a)	3,915	3,858
Alterra Mountain Company
Term Loan B1, 2.84%, (1 Month USD LIBOR + 2.75%), 06/28/24 (a)	474	467
American Tire Distributors Holdings, Inc.
2015 Term Loan, 8.50%, (3 Month USD LIBOR + 7.50%), 10/01/21 (a)	23	23
2015 Term Loan, 8.50%, (1 Month USD LIBOR + 7.50%), 10/01/21 (a)	203	203
Aramark Services, Inc.
2018 Term Loan B3, 1.84%, (1 Month USD LIBOR + 1.75%), 03/01/25 (a)	440	435
2019 Term Loan B4, 1.84%, (1 Month USD LIBOR + 1.75%), 12/04/26 (a)	183	180
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 12/23/24 (a)	158	157
2020 Term Loan B1, 4.59%, (1 Month USD LIBOR + 4.50%), 06/19/25 (a)	194	194
Cambium Learning Group, Inc.
Term Loan B, 5.25%, (3 Month USD LIBOR + 4.50%), 12/18/25 (a)	165	166
Carnival Corporation
USD Term Loan B, 8.50%, (3 Month USD LIBOR + 7.50%), 06/29/25 (a)	124	127
Clarios Global LP
2021 USD Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 04/30/26 (a)	473	468
ClubCorp Holdings, Inc.
2017 Term Loan B, 2.95%, (3 Month USD LIBOR + 2.75%), 08/16/24 (a)	77	74
Comet Acquisition, Inc.
Term Loan, 3.45%, (3 Month USD LIBOR + 3.25%), 10/23/25 (a)	102	101
Conservice Midco, LLC
2020 Term Loan B, 4.45%, (1 Month USD LIBOR + 4.25%), 05/07/27 (a)	194	193
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a)	190	189
Dhanani Group Inc.
2018 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 06/22/25 (a)	216	214
Getty Images, Inc.
2019 USD Term Loan B, 4.62%, (3 Month USD LIBOR + 4.50%), 02/13/26 (a)	300	300
GOBP Holdings, Inc.
2020 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 10/22/25 (a)	507	506
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.84%, (1 Month USD LIBOR + 1.75%), 10/25/23 (a)	400	397
IRB Holding Corp
2020 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 02/05/25 (a)	298	297
2020 Fourth Amendment Incremental Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 11/19/27 (a)	235	235
Kestrel Bidco Inc.
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 07/31/26 (a)	341	334
KFC Holding Co.
2021 Term Loan B, 1.83%, (3 Month USD LIBOR + 1.75%), 03/10/28 (a)	1,339	1,338
LBM Acquisition LLC
Delayed Draw Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/08/27 (a)	27	26
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/08/27 (a)	180	179
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 08/29/25 (a)	585	576
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	210	224
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 3.10%, (3 Month USD LIBOR + 3.00%), 05/08/26 (a)	413	411
Motion Finco Sarl
USD Term Loan B1, 3.45%, (3 Month USD LIBOR + 3.25%), 10/11/26 (a)	113	110
Delayed Draw Term Loan B2, 3.45%, (3 Month USD LIBOR + 3.25%), 10/31/26 (a)	15	14
PCI Gaming Authority
Term Loan, 2.59%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	141	140
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.00%, (3 Month USD LIBOR + 2.25%), 08/15/25 (a)	110	109
Scientific Games International, Inc.
2018 Term Loan B5, 2.84%, (1 Month USD LIBOR + 2.75%), 08/14/24 (a)	341	338
SIWF Holdings Inc.
1st Lien Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 05/25/25 (a)	340	340
Six Flags Theme Parks, Inc.
2019 Term Loan B, 1.85%, (1 Month USD LIBOR + 1.75%), 04/09/26 (a)	263	257
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	175	185
SMG US Midco 2, Inc.
2020 Term Loan, 2.69%, (3 Month USD LIBOR + 2.50%), 01/23/25 (a)	280	270
2020 Term Loan, 2.69%, (1 Month USD LIBOR + 2.50%), 01/23/25 (a)	114	110
Tamko Building Products, LLC
Term Loan B, 3.09%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	92	91
Term Loan B, 3.15%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	45	45
Term Loan B, 3.19%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	45	45
Travel Leaders Group, LLC
2018 Term Loan B, 4.09%, (3 Month USD LIBOR + 4.00%), 01/25/24 (a)	229	220
UFC Holdings, LLC
2021 Term Loan B, 3.75%, (6 Month USD LIBOR + 3.00%), 04/29/26 (a)	435	435
Wand NewCo 3, Inc.
2020 Term Loan, 3.09%, (3 Month USD LIBOR + 3.00%), 02/05/26 (a)	248	245
2020 Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 02/05/26 (a)	100	99
Whatabrands LLC
2020 Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 08/02/26 (a)	302	300
WMG Acquisition Corp.
2021 Term Loan G, 2.22%, (1 Month USD LIBOR + 2.13%), 01/13/28 (a)	4,240	4,204
		19,429
Industrials 0.6%
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	98	99
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 05/04/28 (a)	479	480

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Amentum Government Services Holdings LLC
Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 01/24/27 (a)	84	84
American Airlines, Inc.
2017 1st Lien Term Loan, 1.85%, (1 Month USD LIBOR + 1.75%), 10/10/21 (a)	89	85
2017 Incremental Term Loan, 2.07%, (1 Month USD LIBOR + 2.00%), 12/14/23 (a)	84	82
American Residential Services, LLC
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	90	89
APi Group Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 09/25/26 (a) (l)	433	432
Berry Global, Inc.
2021 Term Loan Z, 1.83%, (1 Month USD LIBOR + 1.75%), 07/01/26 (a)	1,886	1,870
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	452	444
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	117	115
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (a)	30	30
Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 10/31/26 (a)	457	455
CNT Holdings I Corp
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/16/27 (a)	180	180
Compass Power Generation LLC
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/20/24 (a)	344	340
CP Atlas Buyer, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 11/23/27 (a)	419	418
Dun & Bradstreet Corporation (The)
Term Loan, 3.35%, (1 Month USD LIBOR + 3.25%), 02/01/26 (a)	538	535
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	83	80
2020 Term Loan B1, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	153	149
EAB Global, Inc.
1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 08/15/22 (a)	398	397
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 11/16/24 (a)	441	439
Filtration Group Corporation
2018 1st Lien Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 03/27/25 (a)	458	454
First Advantage Holdings, LLC
2021 Term Loan B, 3.34%, (3 Month USD LIBOR + 3.00%), 01/31/27 (a)	191	190
Generac Power Systems, Inc.
2019 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 12/11/26 (a)	160	160
GFL Environmental Inc.
2020 Term Loan, 3.50%, (1 Month USD LIBOR + 3.00%), 05/30/25 (a)	130	130
Graham Packaging Company Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/04/27 (a)	264	263
Harbor Freight Tools USA, Inc.
2020 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 10/14/27 (a)	328	328
Herman Miller, Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.00%), 12/31/24 (a) (l)	605	604
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.84%, (1 Month USD LIBOR + 1.75%), 02/05/27 (a)	148	146
KAR Auction Services, Inc.
2019 Term Loan B6, 2.37%, (1 Month USD LIBOR + 2.25%), 09/13/26 (a)	2,127	2,095
Minotaur Acquisition, Inc.
Term Loan B, 4.84%, (1 Month USD LIBOR + 4.75%), 02/27/26 (a)	490	490
Mirion Technologies, Inc.
2019 Term Loan B, 4.20%, (3 Month USD LIBOR + 4.00%), 12/31/22 (a)	61	61
Prime Security Services Borrower, LLC
2021 Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 09/23/26 (a)	267	267
Resideo Funding Inc.
2021 Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 02/09/28 (a)	2,330	2,325
2021 Term Loan, 2.75%, (1 Month USD LIBOR + 2.25%), 02/09/28 (a)	369	369
Syncreon Group B.V.
2019 First Out Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 10/01/24 (a)	86	85
Titan Acquisition Limited
2018 Term Loan B, 3.27%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	388	380
TransDigm, Inc.
2020 Term Loan F, 2.34%, (1 Month USD LIBOR + 2.25%), 06/09/23 (a)	597	588
Univar Solutions Inc.
2019 USD Term Loan B5, 2.09%, (1 Month USD LIBOR + 2.00%), 11/08/26 (a)	84	83
		15,821
Materials 0.6%
Asplundh Tree Expert, LLC
2021 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 09/07/27 (a)	5,079	5,060
Avantor Funding, Inc.
USD Term Loan B3, 3.00%, (3 Month USD LIBOR + 2.00%), 09/22/24 (a)	116	116
Axalta Coating Systems US Holdings Inc.
Term Loan, 1.95%, (3 Month USD LIBOR + 1.75%), 06/01/24 (a)	3,237	3,214
Charter NEX US, Inc.
2020 Term Loan, 5.00%, (1 Month USD LIBOR + 4.25%), 11/20/27 (a)	249	250
Cyanco Intermediate Corporation
2018 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 03/07/25 (a)	120	119
Diamond (BC) B.V.
USD Term Loan , 3.15%, (1 Month USD LIBOR + 3.00%), 07/24/24 (a)	1	1
USD Term Loan , 3.19%, (3 Month USD LIBOR + 3.00%), 07/24/24 (a)	423	421
Dupont Performance
USD Term Loan B3, 0.00%, (1 Month USD LIBOR + 1.75%), 06/01/24 (a) (l)	450	447
Element Solutions
2019 Term Loan B1, 0.00%, (3 Month USD LIBOR + 2.00%), 01/31/26 (a) (l)	660	659
Flex Acquisition Company, Inc.
2018 Incremental Term Loan, 3.45%, (3 Month USD LIBOR + 3.25%), 06/20/25 (a)	203	201
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/25/23 (a)	104	104
Gemini HDPE LLC
2020 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 12/11/27 (a)	296	295
Hexion Inc.
USD Exit Term Loan, 3.70%, (3 Month USD LIBOR + 3.50%), 06/27/26 (a)	182	181
Illuminate Buyer, LLC
2021 Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 06/30/27 (a)	289	287
Messer Industries GmbH
2018 USD Term Loan, 2.70%, (3 Month USD LIBOR + 2.50%), 09/19/25 (a)	262	260
Phoenix Services International, LLC
Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 01/29/25 (a)	128	128

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Pregis TopCo Corporation
1st Lien Term Loan, 4.09%, (1 Month USD LIBOR + 4.00%), 07/25/26 (a)	310	310
Pro Mach Group, Inc.
2018 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 03/07/25 (a)	231	228
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.13%, (3 Month USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	389	389
2018 1st Lien Term Loan, 4.09%, (3 Month USD LIBOR + 4.00%), 12/18/25 (a)	1	1
2018 2nd Lien Term Loan, 8.63%, (3 Month USD LIBOR + 8.50%), 06/18/26 (a)	20	20
Starfruit Finco B.V
2018 USD Term Loan B, 2.84%, (3 Month USD LIBOR + 2.75%), 09/10/25 (a)	173	171
2018 USD Term Loan B, 5.00%, (3 Month USD LIBOR + 2.75%), 09/20/25 (a)	27	27
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3 Month USD LIBOR + 3.00%), 10/05/24 (a)	420	417
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/20/24 (a)	179	174
Vertical Midco GmbH
USD Term Loan B, 4.48%, (6 Month USD LIBOR + 4.25%), 06/30/27 (a)	487	488
		13,968
Consumer Staples 0.5%
B&G Foods, Inc.
2019 Term Loan B4, 2.59%, (1 Month USD LIBOR + 2.50%), 09/16/26 (a)	85	85
CHG PPC Parent LLC
2018 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 03/16/25 (a)	447	441
Energizer Holdings, Inc.
2020 Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 12/16/27 (a)	1,900	1,894
Froneri International Ltd.
2020 USD Term Loan, 2.36%, (1 Month USD LIBOR + 2.25%), 01/29/27 (a)	333	328
2020 USD Term Loan, 3.36%, (1 Month USD LIBOR + 2.25%), 01/29/27 (a)	152	149
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.78%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	399	396
JBS USA Lux S.A.
2019 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.00%), 04/27/26 (a) (l)	449	447
2019 Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 04/27/26 (a)	4,618	4,601
Reynolds Consumer Products LLC
Term Loan, 1.84%, (1 Month USD LIBOR + 1.75%), 01/30/27 (a)	3,715	3,684
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (a)	109	109
United Natural Foods, Inc.
Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 10/10/25 (a)	113	113
US Foods, Inc.
2019 Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 08/14/26 (a)	648	638
UTZ Quality Foods, LLC
2021 Term Loan B, 3.09%, (3 Month USD LIBOR + 3.00%), 01/13/28 (a)	35	35
Verscend Holding Corp.
2021 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	486	487
		13,407
Financials 0.4%
Acrisure, LLC
2020 Term Loan B, 3.70%, (3 Month USD LIBOR + 3.50%), 01/30/27 (a)	453	448
Alera Group Holdings, Inc.
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 07/26/25 (a)	492	493
Alliant Holdings Intermediate, LLC
Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 05/10/25 (a)	451	446
AssuredPartners, Inc.
2020 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	479	476
Asurion LLC
2018 Term Loan B6, 3.09%, (1 Month USD LIBOR + 3.00%), 11/03/23 (a)	305	303
2020 Term Loan B8, 3.34%, (1 Month USD LIBOR + 3.25%), 12/31/23 (a)	333	329
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 03/05/27 (a)	381	383
Edelman Financial Center, LLC
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 03/15/28 (a)	485	485
Fleetcor Technologies Operating Company, LLC
2021 Term Loan B4, 1.84%, (1 Month USD LIBOR + 1.75%), 04/21/28 (a)	1,080	1,078
Focus Financial Partners, LLC
2021 Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 2.50%), 12/31/24 (a) (l)	42	42
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 2.50%), 12/31/24 (a) (l)	183	182
Lions Gate Capital Holdings LLC
2018 Term Loan B, 2.34%, (1 Month USD LIBOR + 2.25%), 03/20/25 (a)	110	109
McDermott Technology Americas Inc
2020 Take Back Term Loan, 4.09%, (1 Month USD LIBOR + 1.00%), 06/30/25 (a)	24	11
PAI Holdco, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/13/25 (a)	134	135
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.84%, (1 Month USD LIBOR + 1.75%), 02/07/27 (a)	544	541
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 11/06/25 (a)	297	294
Trans Union, LLC
2019 Term Loan B5, 1.84%, (1 Month USD LIBOR + 1.75%), 11/13/26 (a)	5,096	5,059
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 0.00%, (3 Month USD LIBOR + 1.50%), 02/28/25 (a) (l)	10	10
2020 Super Priority Term Loan, 9.00%, (3 Month USD LIBOR + 1.50%), 02/28/25 (a)	152	159
UGI Energy Services, LLC
Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 08/01/26 (a)	201	201
Victory Capital Holdings, Inc.
2021 Term Loan B, 2.44%, (3 Month USD LIBOR + 2.25%), 07/01/26 (a)	135	134
		11,318
Utilities 0.3%
Calpine Corporation
Term Loan B9, 2.10%, (1 Month USD LIBOR + 2.00%), 03/22/26 (a)	840	828
2019 Term Loan B10, 2.09%, (1 Month USD LIBOR + 2.00%), 08/02/26 (a)	39	39
2020 Term Loan B5, 2.60%, (1 Month USD LIBOR + 2.50%), 12/02/27 (a)	1,741	1,728
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (a)	248	244
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.83%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	1,000	993
1st Lien Term Loan B3, 1.84%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	4,108	4,077
		7,909
Real Estate 0.2%
Iron Mountain, Inc.
2018 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a)	5,113	5,011

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
VICI Properties 1 LLC
Replacement Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 12/13/24 (a)	660	654
		5,665
Energy 0.1%
Buckeye Partners, L.P.
2021 Term Loan B, 2.34%, (1 Month USD LIBOR + 2.25%), 11/01/26 (a)	272	270
EG America LLC
2018 USD Term Loan, 4.20%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	208	206
ExGen Renewables IV, LLC
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 12/11/27 (a)	181	181
Foresight Energy LLC
2020 Exit Term Loan A, 9.50%, (1 Month USD LIBOR + 8.00%), 06/30/27 (a) (k)	129	129
Frontera Generation Holdings LLC
2018 Term Loan B, 0.00%, 04/25/25 (m) (n)	192	8
Granite Holdings US Acquisition Co.
2021 Term Loan B, 4.20%, (3 Month USD LIBOR + 4.00%), 09/30/26 (a)	302	302
Lower Cadence Holdings LLC
Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 05/10/26 (a)	375	372
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 01/31/25 (a)	388	384
PowerTeam Services, LLC
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 02/28/25 (a)	238	236
Prairie ECI Acquiror LP
Term Loan B, 4.84%, (1 Month USD LIBOR + 4.75%), 03/07/26 (a)	177	172
		2,260
Total Senior Floating Rate Instruments (cost $168,880)		168,193
COMMON STOCKS 0.0%
Utilities 0.0%
El Paso Electric Company (d) (m)	15	289
Energy 0.0%
McDermott International, Inc. (m)	10	5
Total Common Stocks (cost $187)		294
SHORT TERM INVESTMENTS 6.7%
Investment Companies 6.7%
JNL Government Money Market Fund - Institutional Class, 0.01% (o) (p)	171,845	171,845
Total Short Term Investments (cost $171,845)		171,845
Total Investments 96.2% (cost $2,455,704)		2,458,372
Other Derivative Instruments 5.7%		145,749
Other Assets and Liabilities, Net (1.9)%		(48,481)
Total Net Assets 100.0%		2,555,640

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(c)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $118,387 and 4.6% of the Fund.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g)  Convertible security.

(h)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(k)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) This senior floating rate interest will settle after June 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(m)  Non-income producing security.

(n)  As of June 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(o)  Investment in affiliate.

(p)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

Summary of Investments by Country^	Total Long Term Investments
United States of America	74.7%
Cayman Islands	17.4
South Korea	0.9
Peru	0.7
United Kingdom	0.6
Singapore	0.5
Malaysia	0.5
Colombia	0.5
Chile	0.5
Canada	0.4
Japan	0.4
Panama	0.4
India	0.4
Mexico	0.3
Indonesia	0.2
Switzerland	0.2
Bermuda	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Summary of Investments by Country^	Total Long Term Investments
France	0.2
Saudi Arabia	0.1
Jersey	0.1
Brazil	0.1
China	0.1
Australia	0.1
New Zealand	0.1
Ireland	0.1
Virgin Islands (British)	0.1
Netherlands	0.1
United Arab Emirates	0.1
Philippines	—
Thailand	—
Germany	—
Paraguay	—
Qatar	—
Luxembourg	—
Dominican Republic	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Axiata SPV2 Berhad, 4.36%, 03/24/26	01/22/21	833	825	—
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	02/18/21	968	943	0.1
Banco de Credito del Peru, 3.13%, 07/01/30	04/05/21	1,156	1,153	0.1
Banco de Credito del Peru, 3.25%, 09/30/31	06/17/21	199	199	—
Banco del Estado de Chile, 3.88%, 02/08/22	07/12/17	604	611	—
Banco Internacional Del Perú S.A.A. – Interbank, 4.00%, 07/08/30	05/13/21	1,144	1,136	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88% (callable at 100, 07/06/22)	10/22/18	1,260	1,345	0.1
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	09/06/18	2,971	3,031	0.1
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	01/29/20	767	780	—
Bangkok Bank Public Company Limited, 3.88%, 09/27/22	09/23/19	610	623	—
Banistmo S.A., 3.65%, 09/19/22	02/03/20	1,414	1,427	0.1
BBVA Bancomer, S.A., 6.75%, 09/30/22	07/17/18	511	531	—
BBVA Bancomer, S.A., 5.35%, 11/12/29	04/04/19	194	212	—
BDO Unibank, Inc., 2.95%, 03/06/23	01/10/20	1,009	1,034	0.1
Camposol SA, 6.00%, 02/03/27	06/16/21	362	365	—
Canacol Energy Ltd., 7.25%, 05/03/25	05/11/21	740	744	—
CIMB Bank Berhad, 3.26%, 03/15/22	10/07/20	203	204	—
Continental Senior Trust, 5.00%, 08/26/22	04/17/18	1,722	1,772	0.1
Corporacion Financiera de Desarrollo S.A., 5.25%, 07/15/29	05/20/21	619	626	—
DBS Group Holdings Ltd, 3.60% (callable at 100, 09/07/21)	10/26/16	3,073	3,108	0.1
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/07/21	199	200	—
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	01/10/20	564	558	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	05/11/21	697	705	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	05/06/20	619	571	—
Empresa Generadora de Electricidad Itabo, S.A., 7.95%, 05/11/26	04/22/20	222	224	—
Ena Norte SA, 4.95%, 04/25/23	12/12/18	476	483	—
ENN energy Holdings Limited, 3.25%, 07/24/22	09/17/20	203	204	—
Export-Import Bank of India, 3.13%, 07/20/21	07/12/16	1,000	1,001	0.1
Export-Import Bank of Thailand, 1.00%, 05/23/24	08/22/19	401	402	—
Fenix Power Peru S.A., 4.32%, 09/20/27	12/11/20	2,112	2,057	0.1
Galaxy Pipeline Assets Bidco Limited, 1.75%, 09/30/27	02/09/21	3,247	3,231	0.1
Geopark Limited, 6.50%, 09/21/24	05/26/21	206	207	—
Global Bank Corporation, 4.50%, 10/20/21	11/19/19	1,005	1,007	0.1
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	01/13/21	1,242	1,232	0.1
Grupo Bimbo S.A.B. de C.V., 4.50%, 01/25/22	11/19/19	224	226	—
Gruposura Finance, 5.50%, 04/29/26	06/09/21	864	865	—
HPHT Finance (19) Limited, 2.88%, 11/05/24	01/14/20	2,314	2,412	0.1
Indian Oil Corporation Limited, 5.63%, 08/02/21	06/23/17	702	703	—
Indian Oil Corporation Limited, 5.75%, 08/01/23	10/02/18	307	326	—
Inkia Energy Limited, 5.88%, 11/09/27	05/04/21	410	415	—
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	270	270	—
Inversiones CMPC S.A., 4.50%, 04/25/22	04/26/17	403	407	—
Itau Unibanco Holding S.A., 3.88%, 04/15/31	05/03/21	1,187	1,200	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Kallpa Generación S.A., 4.88%, 05/24/26	02/02/21	221	211	—
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	10/27/20	823	817	—
Korea Electric Power Corp, 1.13%, 06/15/25	10/19/20	1,514	1,498	0.1
KT Corp, 1.00%, 09/01/25	10/19/20	3,400	3,366	0.1
LG Chem, Ltd., 3.25%, 10/15/24	05/18/20	1,998	2,040	0.1
Malayan Banking Berhad, 3.91%, 10/29/26	10/23/17	3,107	3,122	0.1
Malaysia Sovereign Sukuk Berhad, 3.04%, 04/22/25	04/07/21	1,714	1,718	0.1
Millicom International Cellular SA, 5.13%, 01/15/28	06/21/21	709	705	—
Minejesa Capital B.V., 4.63%, 08/10/30	05/07/21	734	742	—
Ministry of Diwan Amiri Affairs, 4.50%, 01/20/22	04/27/20	508	511	—
Multibank, Inc., 4.38%, 11/09/22	04/18/19	2,028	2,048	0.1
ONGC Videsh Limited, 3.75%, 05/07/23	12/12/19	411	417	—
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	01/17/17	2,649	2,679	0.1
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	06/02/21	605	621	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/23/20	2,206	2,195	0.1
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	04/20/16	539	563	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.75%, 03/01/23	06/12/20	824	842	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 2.30%, 06/23/25	01/14/21	2,391	2,389	0.1
Petronas Capital Ltd., 3.50%, 03/18/25	04/07/21	2,701	2,706	0.1
POSCO, 2.38%, 11/12/22	05/12/20	1,103	1,125	0.1
POSCO, 2.38%, 01/17/23	05/12/20	902	921	—
POSCO, 2.75%, 07/15/24	05/12/20	403	420	—
PSA Treasury Pte. Ltd., 2.50%, 04/12/26	06/10/20	532	526	—
PT Pertamina (Persero), 1.40%, 02/09/26	05/07/21	196	196	—
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	2,335	2,315	0.1
Sable International Finance Limited, 5.75%, 09/07/27	06/11/21	548	546	—
Saudi Arabia, Kingdom of, 2.38%, 10/26/21	04/17/20	800	805	—
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	04/17/20	1,006	1,038	0.1
Saudi Arabian Oil Company, 2.75%, 04/16/22	05/07/20	1,209	1,221	0.1
Scotiabank Peru S.A.A., 4.50%, 12/13/27	10/16/19	611	613	—
Singtel Group Treasury Pte. Ltd., 3.25%, 06/30/25	05/18/20	701	705	—
Singtel Group Treasury Pte. Ltd., 2.38%, 10/03/26	05/21/20	1,579	1,580	0.1
SPARC Limited, 0.00%, 12/05/22	10/04/17	920	927	0.1
State Grid Overseas Investment Limited, 3.13%, 05/22/23	11/13/20	730	730	—
State Grid Overseas Investment Limited, 1.00%, 08/05/25	10/21/20	397	393	—
Telefonica Chile S.A., 3.88%, 10/12/22	01/05/17	1,816	1,854	0.1
Temasek Financial (I) Limited, 2.38%, 01/23/23	07/23/20	257	258	—
Tencent Holdings Limited, 3.28%, 04/11/24	05/20/20	208	213	—
The Central America Bottling Corporation, 5.75%, 01/31/27	06/22/21	574	572	—
The Korea Development Bank, 1.25%, 06/03/25	10/16/20	1,425	1,414	0.1
The Republic of Indonesia, The Government of, 3.75%, 04/25/22	08/11/20	614	616	—
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/14/21	2,527	2,509	0.1
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/20/21	1,391	1,399	0.1
United Overseas Bank Limited, 3.50%, 09/16/26	04/27/16	2,403	2,412	0.1
United Overseas Bank Limited, 1.75%, 03/16/31	02/11/21	303	298	—
Vedanta Resources Limited, 7.13%, 05/31/23	01/16/19	491	463	—
VTR Comunicaciones SpA, 5.13%, 01/15/28	06/17/21	938	942	0.1
Wakala Global Sukuk Berhad, 4.65%, 07/06/21	09/18/19	500	500	—
		95,734	96,276	3.8

JNL/DoubleLine Shiller Enhanced CAPE Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
OneDigital Borrower LLC - 2020 Term Loan	16	-
LBM Acquisition LLC - Delayed Draw Term Loan	13	-
Southern Veterinary Partners, LLC - Delayed Draw Term Loan	38	1
	67	1

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	12/04/21	100,000	—	1,735
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/15/21	100,000	—	3,399
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	08/10/21	1,000	—	(2)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	08/15/21	50,000	—	7,413
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/22/21	100,000	—	2,234

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	02/04/22	25,000	—	(52)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	02/04/22	70,000	—	396
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	08/10/21	2,000	—	11
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	01/21/22	100,000	—	556
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	08/05/21	50,000	—	5,932
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	08/10/21	14	—	—
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	11/20/21	100,000	—	1,967
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	09/16/21	100,000	—	9,066
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BNP	01/13/22	111	—	—
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	10/07/21	50,000	—	(104)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	11/04/21	100,000	—	1,534
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	11/11/21	100,000	—	2,674
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	07/21/21	100,000	—	14,607
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	08/25/21	100,000	—	10,867
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	09/08/21	100,000	—	12,441
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	10/06/21	50,000	—	4,534
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	08/04/21	100,000	—	14,830
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	01/07/22	100,000	—	583
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	10/01/21	50,000	—	283
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	10/29/21	100,000	—	4,267
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	10/01/21	50,000	—	653
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	09/27/21	100,000	—	8,903
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	10/17/21	100,000	—	8,467
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	06/12/21	100,000	—	14,857
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	11/10/21	100,000	—	2,594
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	08/12/21	100,000	—	11,104
					—	145,749
Total return swap agreements - paying return
INDEX
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	02/04/22	6	—	—

‡ Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/21/en/indices/details.app;ticker=BXIICS2E;tab=constituents.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	1,190,547	18,282	1,208,829
Government And Agency Obligations	—	609,703	—	609,703
Corporate Bonds And Notes	—	299,508	—	299,508
Senior Floating Rate Instruments[1]	—	168,194	—	168,194
Common Stocks	5	—	289	294
Short Term Investments	171,845	—	—	171,845
	171,850	2,267,952	18,571	2,458,373
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	145,907	—	145,907
	—	145,907	—	145,907
Liabilities - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	(158)	—	(158)
	—	(158)	—	(158)

1 Unfunded commitments are not reflected in total investments in the Schedule if Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 55.1%
Mortgage-Backed Securities 26.9%
Federal Home Loan Mortgage Corporation
2.00%, 11/01/40 - 10/01/50	75,206	76,323
3.00%, 06/01/43 - 07/01/47	91,383	96,788
4.00%, 09/01/43 - 02/01/44	5,595	6,146
3.50%, 02/01/46 - 01/01/48	18,288	19,531
2.50%, 11/01/49 - 12/01/50	32,555	33,762
Federal National Mortgage Association, Inc.
4.50%, 04/01/26	1,333	1,414
2.48%, 11/01/29	25,000	26,663
1.90%, 05/01/30	25,000	26,048
2.44%, 01/01/32	10,000	10,739
3.00%, 03/01/35 - 04/01/51	77,462	81,379
1.50%, 05/01/36	19,743	20,019
2.00%, 05/01/36 - 03/01/51	176,671	179,650
3.50%, 09/01/43 - 04/01/48	32,471	34,705
2.63%, (1 Year USD LIBOR + 1.67%), 05/01/44 (a)	9,462	9,879
4.00%, 08/01/47 - 01/01/48	12,168	13,045
2.50%, 09/01/50 - 03/01/51	95,787	99,426
Government National Mortgage Association
3.50%, 10/20/45	2,706	2,824
		738,341
Collateralized Mortgage Obligations 15.6%
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	4,166	4,300
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	8,739
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	10,690
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	6,597
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,440
Series A-4377, REMIC, 3.00%, 06/15/39	432	432
Series GA-4376, REMIC, 3.00%, 04/15/40	2,867	2,890
Series NY-4390, REMIC, 3.00%, 06/15/40	2,339	2,354
Series MA-4391, REMIC, 3.00%, 07/15/40	2,024	2,036
Interest Only, Series SP-3770, REMIC, 6.43%, (6.50% - (1 Month USD LIBOR * 1)), 11/15/40 (a)	971	95
Interest Only, Series SM-3780, REMIC, 6.43%, (6.50% - (1 Month USD LIBOR * 1)), 12/15/40 (a)	8,334	1,768
Series KA-4366, REMIC, 3.00%, 03/15/41	2,650	2,673
Series SL-4061, REMIC, 6.90%, (7.06% - (1 Month USD LIBOR * 1.75)), 06/15/42 (a)	229	233
Series KM-4141, REMIC, 1.75%, 12/15/42	13,270	13,494
Series B-4481, REMIC, 3.00%, 12/15/42	6,370	6,486
Series CS-4156, REMIC, 5.29%, (5.40% - (1 Month USD LIBOR * 1.2)), 01/15/43 (a)	3,879	3,990
Series UZ-4508, REMIC, 3.00%, 07/15/43	1,827	1,866
Series ZX-4404, REMIC, 4.00%, 04/15/44	63,946	71,716
Series AB-4533, REMIC, 3.00%, 06/15/44	4,582	4,795
Series EA-4951, REMIC, 2.50%, 09/15/44	1,699	1,759
Series CA-4573, REMIC, 3.00%, 11/15/44	15,628	16,362
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,935	2,229
Series EC-4745, REMIC, 3.00%, 12/15/44	5,080	5,198
Series KZ-4440, REMIC, 3.00%, 02/15/45	13,004	13,941
Series HA-4582, REMIC, 3.00%, 09/15/45	11,169	11,774
Series DZ-4894, REMIC, 3.50%, 06/15/49	11,128	11,691
Series 2020-M2-DNA2, REMIC, 1.94%, (1 Month USD LIBOR + 1.85%), 02/25/50 (a)	5,700	5,744
Interest Only, Series MS-4291, REMIC, 5.83%, (5.90% - (1 Month USD LIBOR * 1)), 01/15/54 (a)	3,286	658
Federal National Mortgage Association, Inc.
Interest Only, Series 2010-CS-134, REMIC, 6.59%, (6.68% - (1 Month USD LIBOR * 1)), 12/25/25 (a)	634	47
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	2,629	2,664
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	611	619
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	21,028
Interest Only, Series 2005-S-2, REMIC, 6.51%, (6.60% - (1 Month USD LIBOR * 1)), 02/25/35 (a)	4,676	896
Interest Only, Series 2011-PS-84, REMIC, 6.51%, (6.60% - (1 Month USD LIBOR * 1)), 01/25/40 (a)	3,453	172
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	409	436
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	1,958	1,969
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	2,608	2,658
Interest Only, Series 2011-ES-93, REMIC, 6.41%, (6.50% - (1 Month USD LIBOR * 1)), 09/25/41 (a)	1,421	306
Series 2014-KZ-11, REMIC, 2.50%, 10/25/41	4,017	4,148
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	1,298	1,434
Interest Only, Series 2018-ST-25, REMIC, 5.96%, (6.05% - (1 Month USD LIBOR * 1)), 03/25/42 (a)	10,653	1,973
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	1,295	1,432
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	13,063	13,907
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	1,830	1,842
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	3,975	4,029
Series 2016-A-9, REMIC, 3.00%, 09/25/43	1,473	1,486
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	17,318	19,210
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	4,346	4,413
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	12,214	12,976
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	16,081	16,901
Series 2017-ZC-4, REMIC, 3.50%, 02/25/47	13,097	13,919
Series 2018-JA-27, REMIC, 3.00%, 12/25/47	2,880	2,996
Series 2018-C-33, REMIC, 3.00%, 05/25/48	14,639	15,221
Series 2018-LA-38, REMIC, 3.00%, 06/25/48	5,507	5,710
Series 2018-A-64, REMIC, 3.00%, 09/25/48	6,511	6,870
Series 2019-BA-12, REMIC, 3.00%, 04/25/49	4,716	4,975
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 6.01%, (6.10% - (1 Month USD LIBOR * 1)), 03/20/40 (a)	2,765	156
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	1,644	1,745
Interest Only, Series 2020-MS-112, REMIC, 6.21%, (6.30% - (1 Month USD LIBOR * 1)), 08/20/50 (a)	25,666	5,555
Interest Only, Series 2020-SB-185, REMIC, 6.21%, (6.30% - (1 Month USD LIBOR * 1)), 12/20/50 (a)	56,245	13,574
Series 2021-IM-15, REMIC, 2.50%, 01/20/51	65,283	7,654
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	33,136	4,896
Interest Only, Series 2021-S-59, REMIC, 2.59%, (2.60% - (1 Month USD LIBOR * 1)), 04/20/51 (a)	24,778	1,793
Interest Only, Series 2021-SL-58, REMIC, 3.66%, (3.75% - (1 Month USD LIBOR * 1)), 04/20/51 (a)	76,550	8,877
		428,437
U.S. Treasury Note 5.7%
Treasury, United States Department of
0.88%, 06/30/26	51,700	51,676
1.25%, 06/30/28	51,700	51,781
1.63%, 05/15/31	51,700	52,500
		155,957
U.S. Treasury Bond 4.7%
Treasury, United States Department of
1.63%, 11/15/50	55,000	49,388
1.88%, 02/15/51	85,000	81,082
		130,470
Commercial Mortgage-Backed Securities 2.2%
Federal Home Loan Mortgage Corporation
Series K-A2-1517, REMIC, 1.72%, 07/25/34	30,000	29,434
Federal National Mortgage Association, Inc.
Interest Only, Series 2020-X1-M15, REMIC, 1.69%, 09/25/31 (a)	52,853	6,852
Government National Mortgage Association
Interest Only, Series 2021-IO-20, REMIC, 1.12%, 08/16/62 (a)	72,462	7,013
Interest Only, Series 2021-IO-40, REMIC, 0.84%, 02/16/63 (a)	60,916	4,917
Interest Only, Series 2021-IO-52, REMIC, 0.85%, 04/16/63 (a)	82,115	6,766
Interest Only, Series 2021-IO-22, REMIC, 0.99%, 05/16/63 (a)	20,085	1,771

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Interest Only, Series 2021-IO-79, REMIC, 0.93%, 08/16/63 (a)	47,519	4,086
		60,839
Total Government And Agency Obligations (cost $1,483,612)		1,514,044
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 42.7%
ABFC Trust
Series 2007-A1A-WMC1, REMIC, 1.34%, (1 Month USD LIBOR + 1.25%), 06/25/37 (a) (b)	4,269	3,745
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	1,753	1,776
Aimco CLO
Series 2015-AR-AA, 1.03%, (3 Month USD LIBOR + 0.85%), 01/15/30 (a)	697	697
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 4.13%, 12/25/28 (a) (b)	3,299	3,131
Ajax Mortgage Loan Trust 2019-G
Series 2019-A-G, REMIC, 3.00%, 09/25/59 (b)	7,035	7,079
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	2,471	2,432
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	1,660	1,702
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,793	1,434
Series 2006-1A2-OC8, REMIC, 0.41%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (b)	4,692	4,542
Series 2007-1A6-5CB, REMIC, 0.69%, (1 Month USD LIBOR + 0.60%), 04/25/37 (a)	3,906	1,954
Interest Only, Series 2007-1A5-5CB, REMIC, 5.31%, (5.40% - (1 Month USD LIBOR * 1)), 04/25/37 (a)	3,852	979
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	12,619	8,870
AMSR Trust
Series 2019-E-SFR1, REMIC, 3.47%, 01/20/27	3,300	3,349
Anchorage Capital CLO Ltd
Series 2018-A1A-10A, 1.38%, (3 Month USD LIBOR + 1.20%), 10/15/31 (a)	2,000	2,000
Apidos CLO XII
Series 2013-CR-12A, 1.98%, (3 Month USD LIBOR + 1.80%), 04/15/31 (a)	1,000	1,000
Aqua Finance Trust
Series 2017-A-A, 3.72%, 10/15/24	1,903	1,946
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.27%, (3 Month USD LIBOR + 1.09%), 01/15/31 (a)	982	978
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, REMIC, 3.12%, (1 Month USD LIBOR + 3.05%), 12/15/36 (a) (b)	2,785	2,673
Banc of America Alternative Loan Trust
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	4,154	4,146
Bancorp Commercial Mortgage Trust
Series 2019-A-CRE5, REMIC, 1.08%, (1 Month USD LIBOR + 1.00%), 01/15/22 (a)	52	52
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	322
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 1.27%, (1 Month USD LIBOR + 1.20%), 08/15/36 (a) (b)	722	722
Series 2017-D-DELC, REMIC, 1.77%, (1 Month USD LIBOR + 1.70%), 08/15/36 (a) (b)	823	823
Series 2017-E-DELC, REMIC, 2.57%, (1 Month USD LIBOR + 2.50%), 08/15/36 (a) (b)	1,660	1,656
Series 2017-F-DELC, REMIC, 3.57%, (1 Month USD LIBOR + 3.50%), 08/15/36 (a) (b)	1,653	1,636
Series 2018-F-TALL, REMIC, 3.31%, (1 Month USD LIBOR + 3.24%), 03/16/37 (a) (b)	6,125	5,670
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XA-C10, REMIC, 0.00%, 07/17/54 (a)	22,941	2,297
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.77%, 02/18/54 (a)	36,133	4,591
BBCMS Trust
Series 2018-A-CBM, REMIC, 1.07%, (1 Month USD LIBOR + 1.00%), 07/15/37 (a) (b)	2,389	2,389
Series 2018-A-BXH, REMIC, 1.07%, (1 Month USD LIBOR + 1.00%), 10/15/37 (a) (b)	2,559	2,558
Bear Stearns Asset Backed Securities I Trust
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	674	700
Bellemeade Re Ltd
Series 2019-M1B-2A, 1.54%, (1 Month USD LIBOR + 1.45%), 04/25/29 (a)	1,632	1,631
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.89%, 09/17/53 (a)	36,485	3,985
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.27%, 07/17/54 (a)	20,374	2,054
Benchmark Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.60%, 05/16/53 (a)	90,972	2,303
BHMS
Series 2018-A-ATLS, REMIC, 1.32%, (1 Month USD LIBOR + 1.25%), 07/16/35 (a)	2,382	2,383
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 1.94%, (3 Month USD LIBOR + 1.75%), 10/21/30 (a)	3,000	2,990
Bravo Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (a)	4,500	4,727
BRAVO Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (b)	9,613	9,605
BX Commercial Mortgage Trust 2018-IND
Series 2018-A-IND, REMIC, 0.82%, (1 Month USD LIBOR + 0.75%), 11/15/35 (a)	895	895
BX Trust
Series 2018-A-GW, REMIC, 0.87%, (1 Month USD LIBOR + 0.80%), 05/15/37 (a) (b)	2,264	2,268
Series 2018-A-EXCL, REMIC, 1.16%, (1 Month USD LIBOR + 1.09%), 09/15/37 (a)	2,540	2,511
BX Trust 2017-APPL
Series 2017-D-SLCT, REMIC, 2.12%, (1 Month USD LIBOR + 2.05%), 07/17/34 (a) (b)	485	486
Series 2017-E-SLCT, REMIC, 3.22%, (1 Month USD LIBOR + 3.15%), 07/17/34 (a) (b)	1,549	1,554
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (a)	4,941	5,182
CAL Funding IV Ltd
Series 2020-A-1A, 2.22%, 09/25/45	2,809	2,833
Carlyle Global Market Strategies Euro CLO Designated Activity Company
Series 2016-A1R2-1A, 1.27%, (3 Month USD LIBOR + 1.14%), 04/20/34 (a)	2,000	2,001
Carrington Mortgage Loan Trust
Series 2007-A3-RFC1, REMIC, 0.23%, (1 Month USD LIBOR + 0.14%), 09/25/36 (a) (b)	5,329	5,101
CFCRE Mortgage Trust
Series 2016-C-C4, REMIC, 5.01%, 04/10/26 (a)	2,839	3,142
Interest Only, Series 2016-XA-C4, REMIC, 1.80%, 05/10/58 (a)	79,226	5,215
CFIP CLO 2017-1 Ltd
Series 2017-C-1A, 2.29%, (3 Month USD LIBOR + 2.10%), 01/18/30 (a)	500	495
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	7,696	4,876
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	2,377	1,681
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,455	1,596
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 3.07%, (1 Month USD LIBOR + 3.00%), 11/17/36 (a) (b)	1,001	1,003
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC21, REMIC, 1.32%, 05/10/47 (a)	22,642	657
Interest Only, Series 2016-XA-GC36, REMIC, 1.38%, 02/12/49 (a)	20,099	951
Interest Only, Series 2016-XA-P3, REMIC, 1.86%, 04/16/49 (a)	15,671	1,063
Citigroup Mortgage Loan Trust
Series 2007-1A1A-AR8, REMIC, 2.95%, 07/25/47 (a)	2,004	1,895

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Series 2019-A1-C, REMIC, 3.23%, 09/25/59 (a) (b)	3,624	3,641
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	2,639	2,623
Citimortgage Alternative Loan Trust
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	1,476	1,411
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	1,246	1,260
CLNC Ltd
Series 2019-A-FL1, 1.34%, (1 Month USD LIBOR + 1.25%), 09/19/25 (a)	3,244	3,246
COMM 2013-LC13 Mortgage Trust
Series 2013-B-LC13, REMIC, 5.01%, 09/12/23 (a)	3,356	3,563
COMM Mortgage Trust
Series 2014-C-CR19, REMIC, 4.86%, 08/10/24 (a)	1,163	1,233
Series 2016-C-CR28, REMIC, 4.79%, 12/12/25 (a)	2,047	2,216
Series 2016-C-DC2, REMIC, 4.83%, 02/12/26 (a)	1,340	1,427
Series 2018-A-HCLV, REMIC, 1.07%, (1 Month USD LIBOR + 1.00%), 09/15/33 (a)	3,070	3,058
Interest Only, Series 2013-XA-CR12, REMIC, 1.28%, 10/15/46 (a)	30,328	667
Interest Only, Series 2014-XA-CR17, REMIC, 1.12%, 05/10/47 (a)	27,716	643
Interest Only, Series 2015-XA-DC1, REMIC, 1.16%, 02/10/48 (a)	24,103	688
Interest Only, Series 2015-XA-CR26, REMIC, 1.07%, 10/10/48 (a)	27,344	908
Interest Only, Series 2016-XA-DC2, REMIC, 1.12%, 02/12/49 (a)	16,239	599
Commonbond Student Loan Trust
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	156	157
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	6,622	5,031
Credit Suisse Mortgage Capital Certificates
Series 2020-M1-SPT1, REMIC, 3.39%, 07/25/24 (a)	7,000	7,205
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,138	1,996
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	3,231	2,205
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.72%, 06/17/52 (a)	9,004	897
CSAIL Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.97%, 01/17/25 (a)	18,231	446
Series 2015-C-C4, REMIC, 4.71%, 11/18/25 (a)	1,911	2,075
CSMC
Series 2011-6A9-5R, REMIC, 3.14%, 11/27/37 (a)	2,178	2,173
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	4,546	4,677
CSMC 2021-JR1 Trust
Series 2021-A1-JR1, REMIC, 2.46%, 04/25/24 (a)	986	986
CSMC Trust
Series 2017-D-MOON, REMIC, 3.30%, 07/12/22 (a)	2,373	2,389
Series 2020-A1-BPL1, REMIC, 3.39%, 02/25/24 (a)	632	631
CSMCM Trust
Interest Only, Series 2018-CERT-SP3, 3.28%, 09/25/58 (a)	24,217	23,585
CVP CLO Ltd
Series 2017-A-2A, 1.38%, (3 Month USD LIBOR + 1.19%), 01/21/31 (a) (c)	2,000	2,000
Databank Issuer, LLC
Series 2021-A2-1A, REMIC, 2.06%, 02/25/26	2,000	2,026
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24	1,474	1,491
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.54%, 05/12/49 (a)	21,255	1,170
DBUBS 2017-BRBK Mortgage Trust
Series 2017-F-BRBK, REMIC, 3.65%, 10/11/24 (a)	4,600	4,664
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 0.39%, (1 Month USD LIBOR + 0.30%), 09/25/47 (a) (b)	13,641	12,579
DOLP Trust 2021-NYC
Series 2021-D-NYC, 3.70%, 05/10/41	1,000	1,024
Series 2021-E-NYC, 3.70%, 05/10/41	1,000	999
Domino's Pizza, Inc.
Series 2019-A2-1A, 3.67%, 10/25/29 (c)	4,938	5,332
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-B-53A, 1.58%, (3 Month USD LIBOR + 1.40%), 01/15/31 (a)	1,000	988
Elevation CLO, Ltd.
Series 2017-A-7A, 1.40%, (3 Month USD LIBOR + 1.22%), 07/15/30 (a) (c)	2,500	2,500
Series 2018-A1-9A, 1.30%, (3 Month USD LIBOR + 1.12%), 07/15/31 (a)	2,500	2,501
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 0.23%, (1 Month USD LIBOR + 0.14%), 03/25/37 (a) (b)	6,481	4,297
First Horizon Mortgage Pass-Through Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	3,086	2,016
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	5,100	5,150
FMC GMSR Issuer Trust
Series 2019-A-GT2, 4.23%, 09/25/24	13,200	13,195
Series 2019-A-GT1, 5.07%, 05/25/26 (b)	10,500	10,558
Fort Washington CLO 2019-1
Series 2019-A-1A, 1.61%, (3 Month USD LIBOR + 1.42%), 10/20/32 (a)	2,000	2,001
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 1.32%, (1 Month USD LIBOR + 1.22%), 05/18/38 (a) (b)	3,500	3,501
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 1.35%, (3 Month USD LIBOR + 1.20%), 04/17/34 (a)	4,500	4,504
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,843	1,869
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	4,143	4,162
Grace Trust
Series 2020-D-GRCE, REMIC, 2.77%, 12/12/30 (a)	4,000	3,900
Great Wolf Trust 2019-WOLF
Series 2019-E-WOLF, REMIC, 2.81%, (1 Month USD LIBOR + 2.73%), 12/15/21 (a) (b)	3,908	3,835
Series 2019-F-WOLF, REMIC, 3.20%, (1 Month USD LIBOR + 3.13%), 12/15/21 (a) (b)	3,908	3,835
Greywolf CLO VI, Ltd.
Series 2018-A1-1A, 1.21%, (3 Month USD LIBOR + 1.03%), 04/26/31 (a)	1,000	1,000
GS Mortgage Securities Corp Trust
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22	5,758	5,839
Series 2018-A-LUAU, REMIC, 1.07%, (1 Month USD LIBOR + 1.00%), 11/15/32 (a) (b)	3,201	3,205
Series 2019-E-SOHO, REMIC, 1.95%, (1 Month USD LIBOR + 1.87%), 06/16/36 (a) (b)	3,566	3,504
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 6.22%, 03/25/46 (b)	4,444	2,379
GS Mortgage Securities Trust
Series 2018-A-TWR, REMIC, 0.97%, (1 Month USD LIBOR + 0.90%), 07/15/21 (a)	1,000	997
Series 2018-D-TWR, REMIC, 1.67%, (1 Month USD LIBOR + 1.60%), 07/15/21 (a)	1,000	978
Series 2018-E-TWR, REMIC, 2.17%, (1 Month USD LIBOR + 2.10%), 07/15/21 (a)	1,000	965
Series 2018-F-TWR, REMIC, 2.87%, (1 Month USD LIBOR + 2.80%), 07/15/21 (a)	1,000	940
Series 2018-G-TWR, REMIC, 4.00%, (1 Month USD LIBOR + 3.92%), 07/15/21 (a)	1,000	916
Interest Only, Series 2015-XA-GC34, REMIC, 1.38%, 10/10/25 (a)	22,208	972

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (a)	782	857
Interest Only, Series 2014-XA-GC24, REMIC, 0.85%, 09/10/47 (a)	40,403	818
Interest Only, Series 2015-XA-GS1, REMIC, 0.91%, 11/10/48 (a)	33,069	993
Interest Only, Series 2016-XA-GS3, REMIC, 1.34%, 10/13/49 (a)	24,741	1,326
Interest Only, Series 2017-C-2, REMIC, 1.26%, 08/12/50 (a)	33,825	1,814
Interest Only, Series 2019-XA-GC38, REMIC, 1.12%, 02/12/52 (a)	43,531	2,723
GS Mortgage Securities Trust 2017-GS7
Series 2017-C-GS7, REMIC, 4.24%, 07/12/27	4,800	5,176
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.51%, 03/10/28 (a)	2,000	2,183
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.79%, 02/14/53 (a)	48,898	2,307
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 1.26%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	2,500	2,502
Halcyon Loan Advisors Funding Ltd
Series 2013-C-2A, 2.88%, (3 Month USD LIBOR + 2.70%), 08/01/25 (a) (c)	193	193
Series 2013-D-2A, 3.98%, (3 Month USD LIBOR + 3.80%), 08/01/25 (a)	1,000	857
Halsey Point CLO I Ltd
Series 2019-B1-1A, 2.39%, (3 Month USD LIBOR + 2.20%), 01/20/33 (a)	3,000	3,004
Headlands Residential LLC
Series 2019-RPL1, 3.97%, 06/25/22 (b)	5,800	5,806
HERO Funding Trust
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	3,368	3,560
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A1-BPL1, 3.23%, 08/25/23 (b)	7,966	8,074
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	5,169	5,216
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 3.22%, (1 Month USD LIBOR + 3.15%), 11/15/21 (a)	2,897	2,839
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A2-NC1, REMIC, 0.23%, (1 Month USD LIBOR + 0.14%), 04/25/37 (a) (b)	2,433	1,869
Series 2007-A4-NC1, REMIC, 0.37%, (1 Month USD LIBOR + 0.28%), 04/25/37 (a) (b)	11,452	8,981
IndyMac INDA Mortgage Loan Trust
Series 2006-4A1-AR2, REMIC, 2.91%, 09/25/36 (a)	1,529	1,421
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	8,537	6,950
Series 2006-1A1-A4, REMIC, 6.60%, 05/25/36 (a)	12,974	7,963
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-E-BCON, REMIC, 3.88%, 01/06/23 (a)	1,187	1,144
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ
Series 2018-A-LAQ, REMIC, 1.07%, (1 Month USD LIBOR + 1.00%), 06/15/35 (a) (b)	900	901
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23 (a)	2,666	2,715
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,666	2,659
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 0.31%, (1 Month USD LIBOR + 0.11%), 01/25/34 (a) (b)	5,758	5,275
Series 2006-A4-HE3, REMIC, 0.41%, (1 Month USD LIBOR + 0.16%), 07/25/36 (a) (b)	2,152	1,986
Series 2006-A5-HE3, REMIC, 0.57%, (1 Month USD LIBOR + 0.24%), 11/25/36 (a) (b)	5,566	5,197
Jack in the Box Funding, LLC
Series 2019-A2I-1A, 3.98%, 08/25/23	2,481	2,545
Jamestown CLO Ltd
Series 2018-A1-6RA, 1.33%, (3 Month USD LIBOR + 1.15%), 04/25/30 (a) (c)	3,000	3,001
Series 2018-A2A-6RA, 1.96%, (3 Month USD LIBOR + 1.78%), 04/25/30 (a)	1,000	1,000
Series 2019-A2-14A, 2.39%, (3 Month USD LIBOR + 2.20%), 10/20/32 (a)	500	501
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.14%, 10/07/21 (a)	3,075	3,020
JP Morgan Mortgage Acquisition Trust 2006-WMC4
Series 2006-A5-WMC4, REMIC, 0.30%, (1 Month USD LIBOR + 0.21%), 12/25/36 (a) (b)	24,382	15,897
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.80%, 07/15/24 (a)	2,000	2,078
Series 2015-C-C32, REMIC, 4.80%, 10/15/25 (a)	2,065	1,693
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	2,224	2,384
JPMBB Commercial Mortgage Securities Trust 2014-C21
Series 2014-B-C21, REMIC, 4.34%, 07/17/24 (a)	1,469	1,565
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	5,356
JPMDB Commercial Mortgage Securities Trust
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	4,809
Interest Only, Series 2016-XA-C2, REMIC, 1.71%, 06/17/49 (a)	20,521	1,115
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-B-COR7, REMIC, 3.29%, 03/15/30 (a)	4,562	4,879
Interest Only, Series 2020-XA-COR7, REMIC, 1.78%, 05/15/53 (a)	39,161	4,248
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2017-D-FL10, REMIC, 1.97%, (1 Month USD LIBOR + 1.90%), 06/15/32 (a)	109	107
JPMorgan Resecuritization Trust
Series 2009-4A2-10, REMIC, 2.21%, 03/26/37 (a)	1,909	1,961
Kingsland VIII Ltd
Series 2018-A-8A, 1.31%, (3 Month USD LIBOR + 1.12%), 04/21/31 (a)	2,000	1,999
KKR Industrial Portfolio Trust 2020-AIP
Series 2020-B-AIP, REMIC, 1.41%, (1 Month USD LIBOR + 1.34%), 03/15/22 (a)	285	286
KVK CLO Ltd
Series 2013-AR-1A, 1.09%, (3 Month USD LIBOR + 0.90%), 01/14/28 (a) (c)	1,507	1,507
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/24 (b)	14,630	14,452
Legacy Mortgage Asset Trust
Series 2019-A1-GS5, REMIC, 3.20%, 07/25/21 (b)	377	378
Series 2019-A-SL3, REMIC, 3.47%, 07/25/21	1,164	1,164
Legacy Mortgage Asset Trust 2020-GS3
Series 2020-A1-GS3, REMIC, 3.25%, 10/25/21 (a) (b)	28,896	28,979
Legacy Mortgage Asset Trust 2020-GS4
Series 2020-A1-GS4, REMIC, 3.25%, 11/25/21 (b)	8,438	8,510
Loancore Issuer Ltd.
Series 2019-AS-CRE2, 1.57%, (1 Month USD LIBOR + 1.50%), 02/15/24 (a)	3,567	3,563
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, REMIC, 0.98%, 03/11/50 (a)	40,658	1,117
Madison Park Funding XVIII, Ltd.
Series 2015-DR-18A, 3.14%, (3 Month USD LIBOR + 2.95%), 10/21/30 (a)	1,500	1,492

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	3,121	2,720
MASTR Adjustable Rate Mortgages Trust 2007-R5
Series 2007-A1-R5, REMIC, 2.73%, 11/25/35 (a)	14,930	11,110
MBRT 2019-MBR
Series 2019-A-MBR, 0.92%, (1 Month USD LIBOR + 0.85%), 11/15/24 (a) (b)	2,744	2,748
Merrill Lynch Alternative Note Asset Trust Series
Series 2007-1A1-OAR5, REMIC, 2.22%, 10/25/47 (a)	11,464	4,860
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 0.42%, (1 Month USD LIBOR + 0.33%), 03/25/37 (a) (b)	31,680	14,326
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 0.39%, (1 Month USD LIBOR + 0.30%), 06/25/37 (a) (b)	18,589	7,106
MF1 Multifamily Housing Mortgage Loan Trust
Series 2020-A-FL3, 2.16%, (1 Month USD LIBOR + 2.05%), 07/16/35 (a) (b)	3,777	3,813
MidOcean Credit CLO
Series 2018-A1-9A, 1.34%, (3 Month USD LIBOR + 1.15%), 07/21/31 (a) (c)	2,500	2,500
Morgan Stanley & Co. LLC
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	2,084
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.68%, 09/15/24 (a)	1,500	1,596
Series 2015-C-C20, REMIC, 4.61%, 01/15/25 (a)	1,200	1,281
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (a)	2,320	2,523
Series 2016-C-C29, REMIC, 4.90%, 04/17/26 (a)	386	409
Series 2016-C-C31, REMIC, 4.43%, 10/19/26 (a)	2,960	3,047
Series 2018-A-SUN, REMIC, 0.97%, (1 Month USD LIBOR + 0.90%), 07/16/35 (a) (b)	2,389	2,390
Interest Only, Series 2013-XA-C7, REMIC, 1.46%, 02/15/46 (a)	18,770	271
Interest Only, Series 2016-XA-C28, REMIC, 1.35%, 01/15/49 (a)	20,580	826
Interest Only, Series 2016-XA-C30, REMIC, 1.52%, 09/17/49 (a)	17,892	1,022
Morgan Stanley Capital I Trust
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (a)	3,847	4,260
Interest Only, Series 2019-XA-L3, REMIC, 0.76%, 11/18/52 (a)	70,983	3,433
Morgan Stanley Mortgage Loan Trust
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	1,178	786
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,283	817
Morgan Stanley Mortgage Loan Trust 2006-16AX
Series 2006-A2C-WMC2, REMIC, 0.39%, (1 Month USD LIBOR + 0.30%), 07/25/36 (a) (b)	20,171	10,037
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	2,740	2,859
MP CLO VIII Ltd
Series 2015-ARR-2A, 1.30%, (3 Month USD LIBOR + 1.20%), 04/28/34 (a)	1,500	1,501
MRCD 2019-MARK Mortgage Trust
Series 2019-F-PARK, 2.72%, 12/15/36	1,018	994
MRCD Mortgage Trust
Series 2019-G-PARK, 2.72%, 12/15/36	4,267	4,088
Nassau Ltd
Series 2018-A-IA, 1.33%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	2,000	1,997
Natixis Commercial Mortgage Securities Trust
Series 2018-E-850T, REMIC, 2.03%, (1 Month USD LIBOR + 1.95%), 07/15/21 (a)	2,183	2,090
Series 2018-A-FL1, REMIC, 1.02%, (1 Month USD LIBOR + 0.95%), 01/17/22 (a)	2,203	2,180
Series 2020-D-2PAC, REMIC, 3.75%, 04/17/25	4,415	4,454
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (a)	5,300	5,680
New Residential Mortgage Loan Trust 2020-RPL2
Series 2020-A1-RPL2, 3.58%, 08/25/23 (a)	733	746
Newtek Small Business Finance, LLC
Series 2018-1-A, 1.79%, (1 Month USD LIBOR + 1.70%), 11/25/24 (a)	3,019	2,964
NLY 2019-FL2 Issuer Ltd.
Series 2019-AS-FL2, 1.67%, (1 Month USD LIBOR + 1.60%), 12/15/22 (a)	3,371	3,369
Series 2019-B-FL2, 1.97%, (1 Month USD LIBOR + 1.90%), 01/15/23 (a)	3,371	3,363
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 3.02%, 02/25/36 (a)	532	406
Nomura Resecuritization Trust
Series 2011-2A10-4RA, REMIC, 2.88%, 07/26/41 (a)	8,164	7,958
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,500	7,526
NRPL Trust 2018-2
Series 2018-A1-2A, REMIC, 4.25%, 07/25/67 (b)	4,266	4,267
NYMT Loan Trust 2020-SP1
Series 2020-A1-SP1, REMIC, 3.96%, 07/25/23	8,586	8,769
Ocean Trails CLO IX
Series 2020-B1-9A, 2.58%, (3 Month USD LIBOR + 2.40%), 10/15/29 (a)	2,000	2,001
Ocean Trails CLO V
Series 2014-ARR-5A, 1.47%, (3 Month USD LIBOR + 1.28%), 10/14/31 (a) (c)	983	983
OFSI BSL IX, Ltd.
Series 2018-A-1A, 1.33%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a) (c)	2,000	1,996
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 1.35%, (3 Month USD LIBOR + 1.20%), 08/25/31 (a) (c)	2,500	2,500
PFP 2019-6, Ltd.
Series 2019-A-6, 1.13%, (1 Month USD LIBOR + 1.05%), 04/16/37 (a) (b)	899	899
Pioneer Aircraft Finance Ltd
Series 2019-A-1, 3.97%, 06/15/26	4,473	4,470
PMT Credit Risk Transfer Trust
Series 2019-A-3R, REMIC, 2.80%, (1 Month USD LIBOR + 2.70%), 10/27/22 (a) (b)	1,480	1,483
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 3.01%, (1 Month USD LIBOR + 2.90%), 02/27/24 (a) (b)	4,583	4,621
PMT Issuer Trust - FMSR
Series 2021-A-FT1, 3.09%, (1 Month USD LIBOR + 3.00%), 03/25/26 (a) (c)	2,000	2,000
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.93%, 09/25/47 (a)	7,364	7,305
Pretium Mortgage Credit Partners I 2020-NPL3 LLC
Series 2020-A1-NPL3, REMIC, 3.10%, 10/25/23 (b)	7,149	7,274
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 03/27/24 (b)	488	488
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,850	9,928
Progress Residential 2021-SFR3 Trust
Series 2021-E2-SFR3, REMIC, 2.69%, 05/11/26	8,500	8,521
Progress Residential Trust
Series 2021-E1-SFR5, REMIC, 2.21%, 07/17/26 (d)	15,840	15,944
PRPM 2020-3 LLC
Series 2020-A1-3, 2.86%, 09/25/23 (b)	17,756	17,900
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/24 (a)	1,739	1,738
Series 2020-A1-1A, REMIC, 2.98%, 02/25/23 (b)	17,130	17,276

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Series 2019-A1-GS1, REMIC, 3.47%, 10/25/23	5,895	5,923
Raptor Aircraft Finance I Limited
Series 2019-A-1, 4.21%, 08/23/26 (b) (c)	3,796	3,642
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 2.86%, 08/25/35 (a)	4,570	4,354
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 0.54%, (1 Month USD LIBOR + 0.45%), 01/25/37 (a)	3,234	1,349
Interest Only, Series 2007-1A6-B, REMIC, 5.96%, (6.05% - (1 Month USD LIBOR * 1)), 01/25/37 (a)	3,234	646
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	3,430	3,477
Residential Accredit Loans, Inc.
Series 2005-A41-QA10, REMIC, 4.30%, 09/25/35 (a)	439	379
Series 2006-A21-QA1, REMIC, 4.30%, 01/25/36 (a)	3,832	3,318
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	2,032	1,965
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	2,387	2,342
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	3,153	2,594
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	9,384	5,454
Series 2007-1A1-A3, REMIC, 0.54%, (1 Month USD LIBOR + 0.45%), 04/25/37 (a)	5,956	2,372
Series 2007-1A2-A3, REMIC, 45.68%, (46.38% - (1 Month USD LIBOR * 7.67)), 04/25/37 (a)	777	2,015
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	16,909	13,410
RFMSI Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	254	250
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	736	690
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	1,082	1,047
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	6,010	5,909
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	1,375	1,313
Rockford Tower CLO Ltd
Series 2018-A-1A, 1.26%, (3 Month USD LIBOR + 1.10%), 05/20/31 (a) (c)	3,000	3,002
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	8,662	8,557
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26	2,955	3,109
Shackleton CLO Ltd
Series 2015-AR-7RA, 1.30%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	2,000	2,000
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27	8,931	8,655
Short-Term Investments Trust
Series 2018-A-SELF, REMIC, 0.97%, (1 Month USD LIBOR + 0.90%), 10/15/37 (a)	2,295	2,296
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/15/31	3,062	3,004
Series 2021-F-OVA, REMIC, 2.85%, 07/15/31	3,062	2,859
SoFi Alternative Trust 2021-1
Series 2021-PT1-1, 4.61%, 05/25/30	10,000	10,498
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47 (a)	7,510	7,491
SoFi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	7,420	7,413
SoFi Professional Loan Program LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	8,332
Sound Point CLO, Ltd.
Series 2013-A-3RA, 1.34%, (3 Month USD LIBOR + 1.15%), 04/18/31 (a) (c)	3,000	2,993
Series 2018-A1A-21, 1.36%, (3 Month USD LIBOR + 1.18%), 10/27/31 (a) (c)	3,250	3,248
Series 2015-ARR-2A, 1.58%, (3 Month USD LIBOR + 1.39%), 07/20/32 (a)	2,500	2,500
Series 2019-AR-2A, 1.32%, (3 Month USD LIBOR + 1.17%), 07/17/34 (a)	2,000	2,004
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (b)	4,118	4,123
Starm Mortgage Loan Trust
Series 2007-4A1-2, REMIC, 2.44%, 04/25/37 (a)	757	570
Steele Creek CLO Ltd
Series 2014-A-1RA, 1.26%, (3 Month USD LIBOR + 1.07%), 04/21/31 (a)	2,000	2,000
Series 2016-AR-1A, 1.24%, (3 Month USD LIBOR + 1.12%), 06/16/31 (a) (c)	2,000	1,989
Series 2019-B-1A, 2.38%, (3 Month USD LIBOR + 2.20%), 04/15/32 (a)	1,000	1,000
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 2.50%, 11/25/35 (a)	4,962	4,356
Structured Asset Investment Loan Trust
Series 2006-A1-3, REMIC, 0.25%, (1 Month USD LIBOR + 0.16%), 06/25/36 (a) (b)	6,361	4,942
Structured Asset Investment Loan Trust 2006-BNC3
Series 2006-A1-BNC3, REMIC, 0.27%, (1 Month USD LIBOR + 0.18%), 09/25/36 (a) (b)	6,331	4,819
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	6,183	4,887
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	4,438	4,691
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 11/01/55	7,484	7,648
THL Credit Wind River 2014-1 CLO Ltd
Series 2014-ARR-1A, 1.24%, (3 Month USD LIBOR + 1.05%), 07/18/31 (a)	2,490	2,486
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 1.32%, (3 Month USD LIBOR + 1.14%), 01/15/31 (a)	1,000	1,000
Toorak Mortgage Corp Ltd
Series 2020-A2-1, 3.23%, 03/25/23 (b)	5,100	5,103
TPG Real Estate Finance Issuer LTD
Series 2019-AS-FL3, 1.53%, (1 Month USD LIBOR + 1.45%), 03/15/24 (a)	3,766	3,765
Trinity Rail Leasing LLC
Series 2010-A-1A, 5.19%, 01/16/31 (c)	3,692	3,908
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 1.32%, (1 Month USD LIBOR + 1.20%), 03/17/38 (a)	3,000	3,003
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XA-C1, REMIC, 1.68%, 06/17/50 (a)	18,016	1,230
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	2,139	2,141
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	4,627	4,904
VB-S1 Issuer, LLC
Series 2020-C2-1A, 3.03%, 06/15/25	8,750	9,157
Velocity Commercial Capital Loan Trust
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a)	3,676	3,793
Vibrant CLO III Ltd
Series 2015-A1RR-3A, REMIC, 1.44%, (3 Month USD LIBOR + 1.25%), 10/20/31 (a)	1,184	1,184
Vibrant CLO Ltd
Series 2018-A1-10A, 1.39%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a) (c)	3,000	2,989
Visio 2021-1R Trust
Series 2021-M1-1R, REMIC, 2.73%, 05/25/56	6,161	6,252
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (b)	7,783	7,794
Volt XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (b)	2,969	2,969
Volt XCIX, LLC
Series 2021-A1-NPL8, 2.12%, 03/25/24 (b)	12,805	12,807
Volt XCVI, LLC
Series 2021-A1-NPL5, 2.12%, 02/26/24 (b)	7,312	7,308
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (b)	2,271	2,270
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 0.47%, (1 Month USD LIBOR + 0.38%), 04/25/36 (a) (b)	15,205	7,272
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	1,406	1,313
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	2,511	2,345

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Series 2006-A4-7, REMIC, 4.15%, 09/25/36 (a) (b)	19,178	7,598
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	1,396	1,411
Washington Mutual Asset-Backed Certificates Trust
Series 2006-2A2-HE5, REMIC, 0.27%, (1 Month USD LIBOR + 0.18%), 10/25/36 (a) (b)	62	33
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (a)	3,590	3,623
Wellfleet CLO Ltd
Series 2017-A1-3A, 1.34%, (3 Month USD LIBOR + 1.15%), 01/17/31 (a)	3,250	3,250
Series 2018-A1-2A, 1.39%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a)	2,000	2,000
Wells Fargo & Company
Series 2016-C-LC24, REMIC, 4.60%, 09/17/26 (a)	2,000	2,082
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	1,661	1,656
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	2,021	1,903
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	628	620
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (a)	1,850	1,928
Series 2015-D-NXS4, REMIC, 3.85%, 11/18/25 (a)	2,031	2,014
Series 2016-C-C32, REMIC, 4.87%, 01/16/26 (a)	1,577	1,674
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,508	1,570
Series 2016-C-C34, REMIC, 5.23%, 04/17/26 (a)	1,937	1,822
Interest Only, Series 2015-XA-P2, REMIC, 1.07%, 12/15/48 (a)	20,649	743
Interest Only, Series 2015-XA-LC20, REMIC, 1.45%, 04/15/50 (a)	21,257	791
Interest Only, Series 2019-XA-C54, REMIC, 0.97%, 12/17/52 (a)	37,521	2,250
Interest Only, Series 2016-XA-C33, REMIC, 1.78%, 03/17/59 (a)	11,789	738
Interest Only, Series 2017-XA-RC1, REMIC, 1.65%, 01/16/60 (a)	23,998	1,370
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (a)	2,386	2,493
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.25%, 09/16/50 (a)	75,432	3,956
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.44%, 02/18/53 (a)	58,981	5,408
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.55%, 06/17/53 (a)	59,354	5,843
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 2.01%, 07/17/53 (a)	32,867	4,608
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	1,117	1,124
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.18%, 03/15/47 (a)	18,671	369
Interest Only, Series 2014-XA-C25, REMIC, 0.95%, 11/15/47 (a)	25,441	588
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (b) (c)	1,652	1,655
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,173,918)		1,171,326
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.7%
JNL Government Money Market Fund - Institutional Class, 0.01% (e) (f)	46,914	46,914
Total Short Term Investments (cost $46,914)		46,914
Total Investments 99.5% (cost $2,704,444)		2,732,284
Other Assets and Liabilities, Net 0.5%		13,732
Total Net Assets 100.0%		2,746,016

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(c)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $47,938 and 1.7% of the Fund.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,514,044	—	1,514,044
Non-U.S. Government Agency Asset-Backed Securities	—	1,155,382	15,944	1,171,326
Short Term Investments	46,914	—	—	46,914
	46,914	2,669,426	15,944	2,732,284

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 47.7%
U.S. Treasury Note 17.3%
Treasury, United States Department of
0.25%, 07/31/25	72,780	71,393
0.38%, 12/31/25	21,500	21,090
0.75%, 03/31/26 - 04/30/26	48,880	48,644
1.63%, 09/30/26 - 05/15/31	31,450	32,464
1.25%, 05/31/28	52,828	52,960
		226,551
Mortgage-Backed Securities 15.9%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/32 - 08/01/50	14,875	15,754
4.00%, 05/01/38 - 05/01/48	6,753	7,249
3.50%, 08/01/47 - 06/01/49	2,709	2,902
2.50%, 07/01/50 - 11/01/50	4,347	4,512
REMIC, 0.26%, (SOFR + 0.25%), 02/25/31 (a)	1,200	1,200
Federal National Mortgage Association, Inc.
3.50%, 05/01/36 - 01/01/51	14,898	15,891
TBA, 1.50%, 07/15/36 - 08/15/36 (b)	1,400	1,415
TBA, 2.00%, 07/15/36 - 08/15/51 (b)	26,250	26,599
4.00%, 03/01/38 - 11/01/49	13,999	15,130
4.50%, 03/01/39 - 09/01/49	7,921	8,635
3.00%, 04/01/40 - 07/01/50	14,836	15,679
2.50%, 07/01/50 - 06/01/51	3,485	3,634
2.50%, 01/01/51 - 08/15/51 (b)	15,800	16,337
TBA, 3.50%, 07/15/51 - 08/15/51 (b)	4,250	4,474
Government National Mortgage Association
4.00%, 02/20/41 - 08/20/48	12,388	13,282
3.50%, 02/20/42 - 05/20/50	9,346	9,985
4.00%, 11/20/44 (c)	862	938
5.00%, 04/20/48	813	893
3.00%, 12/20/49 - 11/20/50	6,950	7,262
2.50%, 12/20/50 - 03/20/51	5,910	6,123
TBA, 2.00%, 07/15/51 - 08/15/51 (b)	13,475	13,718
TBA, 2.50%, 07/15/51 - 08/15/51 (b)	4,950	5,120
TBA, 3.00%, 07/15/51 - 08/15/51 (b)	7,800	8,134
TBA, 3.50%, 07/15/51 - 08/15/51 (b)	3,800	3,991
		208,857
U.S. Treasury Bond 8.8%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (d)	51,970	35,959
3.63%, 02/15/44	2,020	2,609
3.13%, 08/15/44	6,470	7,760
3.00%, 11/15/44	1,900	2,235
2.88%, 08/15/45 - 05/15/49	6,094	7,062
2.38%, 05/15/51	56,434	60,252
		115,877
Sovereign 2.5%
Abu Dhabi, Government of
2.50%, 04/16/25 (e)	110	117
3.13%, 04/16/30 - 09/30/49 (e)	1,060	1,139
1.70%, 03/02/31 (e)	130	125
3.88%, 04/16/50 (e)	710	817
Angola, Government of
9.50%, 11/12/25 (e)	195	214
8.25%, 05/09/28 (e)	60	63
9.38%, 05/08/48 (e)	20	21
Banque Centrale De Tunisie
5.75%, 01/30/25 (e)	10	9
Belarus, Council of Ministers of The Republic of
6.88%, 02/28/23 (e)	85	84
Bermuda, Government of
3.72%, 01/25/27 (e)	215	235
3.38%, 08/20/50 (e)	60	60
Cabinet of Ministers of Ukraine
7.75%, 09/01/21 - 09/01/27 (e)	1,090	1,132
7.75%, 09/01/23 (e)	335	361
7.38%, 09/25/32 (e)	65	68
7.25%, 03/15/33 (e)	200	208
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
7.35%, 07/21/25	40	49
2.78%, 01/23/31	435	442
3.30%, 03/11/41	30	30
3.55%, 03/10/51 (f)	40	42
El Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	150	197
Gabon, Government of
6.38%, 12/12/24 (e)	115	122
Ghana, Government of
8.13%, 01/18/26 (e)	50	54
7.75%, 04/07/29 (e)	200	205
10.75%, 10/14/30 (e)	80	101
Gobierno de la Provincia de Cordoba
5.00%, 12/10/25 (e) (g)	281	214
Gobierno de la Republica de Chile
3.86%, 06/21/47	45	50
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (e)	85	79
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (e)	10	11
5.38%, 04/24/32 (e)	240	277
6.13%, 06/01/50 (e)	45	55
Gobierno De La Republica De Honduras
5.63%, 06/24/30 (e)	20	21
Gobierno de la Republica del Ecuador
0.50%, 07/31/30 - 07/31/35 (e) (g)	290	226
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (e)	200	230
2.74%, 01/29/33 (e)	200	195
5.40%, 03/30/50 (e)	50	58
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	125	136
4.50%, 04/22/29	70	79
3.25%, 04/16/30 (f)	135	139
2.66%, 05/24/31	100	98
6.05%, 01/11/40	145	182
5.75%, 10/12/10	210	250
Government of the Republic of Panama
2.25%, 09/29/32	200	192
3.87%, 07/23/60	200	203
Government of the Republic of Serbia
2.13%, 12/01/30 (e)	200	190
Government of the Sultanate of Oman
4.13%, 01/17/23 (e)	70	72
5.38%, 03/08/27 (e)	200	210
6.00%, 08/01/29 (e)	50	53
6.25%, 01/25/31 (e)	200	215
Hazine Müstesarligi Varlik Kiralama Anonim Sirketi
5.13%, 06/22/26 (e) (f)	60	60
Jamaica, Government of
6.75%, 04/28/28	55	64
7.88%, 07/28/45	35	49
Jordan, The Government Of, The Hashemite Kingdom of
4.95%, 07/07/25 (e)	200	207
Kenya, Government of
6.88%, 06/24/24 (e)	115	126
7.00%, 05/22/27 (e)	125	137
Ministerio De Gobierno
5.00%, 06/01/27 (e) (g)	102	60
Ministerul Finantelor Publice
4.38%, 08/22/23 (e)	45	49
3.00%, 02/14/31 (e)	135	139
4.00%, 02/14/51 (e)	50	52
Ministry of Defence State of Israel
3.38%, 01/15/50	135	144
Ministry of Diwan Amiri Affairs
3.40%, 04/16/25 (e)	360	392
4.00%, 03/14/29 (e)	200	230
3.75%, 04/16/30 (e)	1,295	1,463
4.82%, 03/14/49 (e)	275	353
4.40%, 04/16/50 (e)	1,040	1,265

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Ministry of Finance of the Russian Federation
4.25%, 06/23/27 (h)	200	223
4.38%, 03/21/29 (h)	200	225
5.10%, 03/28/35 (h)	400	475
5.25%, 06/23/47 (e)	200	251
Ministry of Finance People's Republic of China
1.20%, 10/21/30 (e)	95	91
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/14/20 (h) (i) (j)	315	39
Morocco, Kingdom of
3.00%, 12/15/32 (e)	200	193
5.50%, 12/11/42 (e)	15	17
Nigeria, Federal Government of
6.38%, 07/12/23 (e)	35	37
7.63%, 11/21/25 (e)	400	451
6.50%, 11/28/27 (e)	50	53
7.14%, 02/23/30 (e)	90	95
Oman Government International Bond
3.88%, 03/08/22 (e)	30	30
Pakistan, Government of
8.25%, 04/15/24 (e)	40	44
6.00%, 04/08/26 (e)	200	202
Pakistan, The Islamic Republic of
6.88%, 12/05/27 (e)	50	52
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (e)	200	214
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (h) (i) (j) (k)	1,390	54
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (e)	150	165
6.13%, 06/15/33 (e)	200	211
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	275	283
3.88%, 06/12/30	335	338
3.75%, 09/12/31	200	197
8.25%, 01/20/34	225	311
7.13%, 01/20/37	115	146
Presidencia De La Nacion
1.00%, 07/09/29	153	58
0.13%, 07/09/30 - 01/09/38 (g)	2,214	773
Presidencia de la República de Colombia
3.00%, 01/30/30	110	108
3.13%, 04/15/31	115	112
3.25%, 04/22/32	200	196
7.38%, 09/18/37	30	39
6.13%, 01/18/41	10	12
5.00%, 06/15/45	190	202
4.13%, 05/15/51	50	47
Presidencia de la Republica de El Salvador
7.75%, 01/24/23 (e)	155	154
6.38%, 01/18/27 (e)	15	14
7.65%, 06/15/35 (f) (h)	20	18
7.63%, 02/01/41 (e)	20	18
7.12%, 01/20/50 (e)	5	4
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (e)	95	110
5.95%, 01/25/27 (e)	240	270
6.00%, 07/19/28 (e)	75	85
6.40%, 06/05/49 (e)	190	205
5.88%, 01/30/60 (e)	80	80
Saudi Arabia, Government of
4.00%, 04/17/25 (e)	75	83
2.90%, 10/22/25 (e)	585	626
3.63%, 03/04/28 (e)	65	72
3.25%, 10/22/30 (e)	385	414
2.25%, 02/02/33 (e)	200	194
4.50%, 10/26/46 (e)	40	47
4.63%, 10/04/47 (e)	110	131
3.75%, 01/21/55 (e)	55	58
4.50%, 04/22/60 (e)	300	360
The Arab Republic of Egypt
6.13%, 01/31/22 (e)	175	179
3.88%, 02/16/26 (e)	200	197
7.50%, 01/31/27 (e) (f)	625	702
7.60%, 03/01/29 (e)	105	115
8.70%, 03/01/49 (e)	250	263
The Democratic Socialist Republic of Sri Lanka
7.85%, 03/14/29 (e)	90	57
7.55%, 03/28/30 (e)	35	22
The Government of Barbados
6.50%, 10/01/29 (e)	190	192
The Government of the Republic of Armenia
7.15%, 03/26/25 (e)	25	28
The Ministry of Finance of Georgia
2.75%, 04/22/26 (e)	200	203
The Republic of Indonesia, The Government of
4.10%, 04/24/28	145	164
3.85%, 10/15/30	1,500	1,669
8.50%, 10/12/35 (e)	165	264
6.63%, 02/17/37 (e)	30	41
7.75%, 01/17/38 (e)	160	242
5.25%, 01/17/42 (e)	45	56
6.75%, 01/15/44 (e)	70	103
5.13%, 01/15/45 (e)	85	105
5.95%, 01/08/46 (e)	220	303
4.35%, 01/11/48	90	102
4.20%, 10/15/50	1,515	1,723
The Republic of Korea, Government of
1.00%, 09/16/30	200	190
The Republic of Rwanda, Government of
6.63%, 05/02/23 (e)	195	207
The Republic of Uzbekistan
4.75%, 02/20/24 (e)	45	48
3.70%, 11/25/30 (e)	200	199
Turkey Government International Bond
5.13%, 02/17/28	110	107
Turkiye Cumhuriyeti Basbakanlik
5.13%, 03/25/22	415	423
6.25%, 09/26/22	240	250
3.25%, 03/23/23	625	624
5.75%, 03/22/24 - 05/11/47	195	176
6.35%, 08/10/24 (f)	200	210
4.25%, 03/13/25	150	147
6.38%, 10/14/25	30	31
4.75%, 01/26/26 (f)	200	197
4.25%, 04/14/26 (f)	95	91
4.88%, 10/09/26 - 04/16/43	355	319
6.00%, 01/14/41	35	32
Ukraine Government International Bond
1.26%, 05/31/40 (a) (e)	45	53
		33,041
U.S. Treasury Inflation Indexed Securities 1.9%
Treasury, United States Department of
0.13%, 01/15/30 (l)	10,629	11,667
1.00%, 02/15/49 (l)	7,429	9,979
0.25%, 02/15/50 (l)	2,254	2,545
		24,191
Municipal 0.6%
California, State of
7.63%, 03/01/40	1,390	2,342
Illinois, State of
5.10%, 06/01/33	2,535	2,981
6.63%, 02/01/35	310	387
7.35%, 07/01/35	610	788
New Jersey Economic Development Authority
7.43%, 02/15/29	1,024	1,328
		7,826
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
Series K-AS-F113, REMIC, 0.24%, (SOFR + 0.23%), 05/25/28 (a)	1,312	1,312
Series K-AS-F109, REMIC, 0.25%, (SOFR + 0.24%), 03/25/31 (a)	1,000	1,000
Series K-AS-F110, REMIC, 0.25%, (SOFR + 0.24%), 03/25/31 (a)	1,000	1,000
Series K-AS-F111, REMIC, 0.25%, (SOFR + 0.24%), 03/25/31 (a)	800	800

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Series K-AS-F112, REMIC, 0.24%, (SOFR + 0.23%), 04/25/31 (a)	1,000	1,001
		5,113
Collateralized Mortgage Obligations 0.3%
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	915	935
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	441	470
Series 2019-F-11, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 01/20/49 (a)	275	277
Series 2019-NF-23, REMIC, 0.54%, (1 Month USD LIBOR + 0.45%), 02/20/49 (a)	175	176
Series 2019-BF-65, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 05/20/49 (a)	228	230
Series 2019-FB-153, REMIC, 0.54%, (1 Month USD LIBOR + 0.45%), 12/20/49 (a)	755	762
Series 2020-GF-32, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 03/20/50 (a)	721	725
		3,575
Total Government And Agency Obligations (cost $607,684)		625,031
CORPORATE BONDS AND NOTES 37.2%
Financials 13.0%
1MDB Global Investments Limited
4.40%, 03/09/23 (h)	1,000	1,007
AerCap Ireland Capital Designated Activity Company
4.88%, 01/16/24	800	871
2.88%, 08/14/24	888	928
6.50%, 07/15/25	540	633
AIA Group Limited
3.38%, 04/07/30 (e)	1,055	1,160
3.20%, 09/16/40 (e)	538	555
AIB Group Public Limited Company
4.75%, 10/12/23 (e)	2,425	2,633
Alfa Bond Issuance Public Limited Company
6.95%, (100, 04/30/23) (h) (m)	200	208
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (e)	25	25
6.75%, 10/15/27 (e)	680	715
Ally Financial Inc.
4.70%, (100, 05/15/26) (m)	700	725
3.05%, 06/05/23	1,441	1,503
1.45%, 10/02/23	349	354
5.13%, 09/30/24	304	343
5.80%, 05/01/25	741	861
5.75%, 11/20/25	1,150	1,319
8.00%, 11/01/31	549	790
American International Group, Inc.
2.50%, 06/30/25	2,200	2,320
3.90%, 04/01/26	2,000	2,233
4.20%, 04/01/28	775	891
3.40%, 06/30/30	2,200	2,412
AmWINS Group, Inc.
7.75%, 07/01/26 (e)	515	546
Ares Capital Corporation
3.88%, 01/15/26	1,926	2,063
AssuredPartners, Inc.
5.63%, 01/15/29 (e)	75	75
Avolon Holdings Funding Limited
3.95%, 07/01/24 (e)	850	906
Banco do Brasil S.A
6.25%, (100, 04/15/24) (e) (m)	120	123
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (e) (m)	75	81
6.88%, (100, 07/06/22) (e) (m)	140	145
7.63%, (100, 01/10/28) (e) (m)	50	57
Bank of America Corporation
4.20%, 08/26/24	100	110
3.25%, 10/21/27	1,875	2,034
4.18%, 11/25/27	3,725	4,173
3.82%, 01/20/28	1,575	1,748
4.27%, 07/23/29	1,475	1,694
Barclays PLC
4.61%, 02/15/23 (n)	2,400	2,461
2.85%, 05/07/26 (n)	1,270	1,339
5.09%, 06/20/30 (n)	2,500	2,907
Bayer US Finance II LLC
3.88%, 12/15/23 (e)	1,900	2,036
BBVA Bancomer, S.A.
6.75%, 09/30/22 (e)	65	69
5.35%, 11/12/29 (e)	40	42
5.13%, 01/18/33 (e)	50	52
Biz Finance PLC
9.63%, 04/27/22 (e)	50	52
BNP Paribas
3.38%, 01/09/25 (e) (n)	975	1,047
2.22%, 06/09/26 (e) (n)	1,123	1,158
BPCE
4.63%, 09/12/28 (e)	975	1,145
Capital One Financial Corporation
2.60%, 05/11/23	1,171	1,215
3.65%, 05/11/27	2,113	2,348
CIT Group Inc.
3.93%, 06/19/24	185	195
Citigroup Inc.
4.60%, 03/09/26	309	352
3.40%, 05/01/26	4,925	5,385
4.30%, 11/20/26	200	225
4.13%, 07/25/28	475	535
4.41%, 03/31/31	1,522	1,779
Commonwealth Bank of Australia
3.61%, 09/12/34 (e) (n)	384	407
Corporacion Andina de Fomento
2.38%, 05/12/23	1,100	1,133
Credit Suisse Group AG
6.50%, 08/08/23 (e) (n)	400	442
4.21%, 06/12/24 (e)	1,000	1,065
2.59%, 09/11/25 (e) (n)	1,546	1,605
4.28%, 01/09/28 (e) (n)	2,059	2,284
3.87%, 01/12/29 (e) (n)	303	333
4.19%, 04/01/31 (e) (n)	1,376	1,542
Credit Suisse Group Funding (Guernsey) Ltd
4.55%, 04/17/26 (n)	699	788
Deutsche Bank Aktiengesellschaft
4.50%, 04/01/25	4,300	4,640
3.73%, 01/14/32 (n)	2,500	2,548
Discover Bank
4.68%, 08/09/28	2,000	2,126
Discover Financial Services
4.50%, 01/30/26	2,000	2,262
EG Global Finance PLC
6.75%, 02/07/25 (e)	141	144
8.50%, 10/30/25 (e)	234	247
Five Corners Funding Trust II
2.85%, 05/15/30 (e)	1,463	1,542
Ford Motor Credit Company LLC
4.06%, 11/01/24	2,990	3,180
4.69%, 06/09/25	160	173
5.13%, 06/16/25	120	132
4.27%, 01/09/27	80	86
4.13%, 08/17/27	165	175
5.11%, 05/03/29	355	399
HSBC Holdings PLC
4.95%, 03/31/30 (n)	205	246
HUB International Limited
7.00%, 05/01/26 (e)	420	435
Icahn Enterprises L.P.
4.75%, 09/15/24	185	194
6.25%, 05/15/26	285	302
5.25%, 05/15/27	265	274
5.25%, 05/15/27 (e)	125	129
Intesa Sanpaolo S.p.A.
5.71%, 01/15/26 (e)	2,550	2,866
4.20%, 06/01/32 (e)	200	205
Itau Unibanco Holding S.A.
6.13%, (100, 12/12/22) (e) (m)	155	157
JPMorgan Chase & Co.
3.96%, 01/29/27	2,050	2,283
3.51%, 01/23/29	1,850	2,037

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
4.49%, 03/24/31	2,100	2,489
2.96%, 05/13/31	677	712
JSC Bank of Georgia
6.00%, 07/26/23 (e)	200	212
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29 (e)	90	90
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	1,200	1,408
MDGH - GMTN B.V
2.88%, 11/07/29 (e)	200	210
Moody's Corporation
3.75%, 03/24/25	728	797
Morgan Stanley
3.88%, 04/29/24	1,150	1,251
4.00%, 07/23/25	150	167
5.00%, 11/24/25	3,000	3,459
3.63%, 01/20/27	150	166
4.43%, 01/23/30	2,100	2,467
3.62%, 04/01/31	1,444	1,610
NatWest Group PLC
3.07%, 05/22/28 (n)	712	749
NatWest Markets PLC
2.38%, 05/21/23 (e)	1,333	1,380
5.13%, 05/28/24	1,500	1,667
NBK Tier 1 Financing Limited
3.63%, (100, 02/24/27) (e) (m)	200	201
4.50%, (100, 08/27/25) (e) (m)	100	105
Nielsen Finance LLC
5.63%, 10/01/28 (e)	185	195
5.88%, 10/01/30 (e)	180	196
Nostrum Oil & Gas Finance B.V.
0.00%, 07/25/22 (e) (i) (j)	570	153
Onemain Finance Corporation
3.50%, 01/15/27	180	182
Ooredoo International Finance Limited
3.25%, 02/21/23 (e)	85	89
5.00%, 10/19/25 (e)	50	58
Petrobras Global Finance B.V.
8.75%, 05/23/26	165	212
Petrobras International Finance Co
6.88%, 01/20/40	125	150
Pine Street Trust I
4.57%, 02/15/29 (e)	1,000	1,147
Pine Street Trust II
5.57%, 02/15/49 (e)	1,000	1,317
PTT Treasury Center Company Limited
3.70%, 07/16/70 (e)	50	51
Regions Bank
6.45%, 06/26/37	1,000	1,417
SABIC Capital II B.V.
4.00%, 10/10/23 (e)	200	215
Sasol Financing USA LLC
5.88%, 03/27/24	25	27
SB Capital S.A.
5.13%, 10/29/22 (e)	50	52
Societe Generale
1.04%, 06/18/25 (e) (n)	2,800	2,787
1.49%, 12/14/26 (e)	1,483	1,470
Springleaf Finance Corporation
7.13%, 03/15/26	300	350
State Street Corporation
2.83%, 03/30/23	98	100
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (e)	1,275	1,387
Synchrony Financial
4.38%, 03/19/24	1,480	1,612
5.15%, 03/19/29	2,759	3,270
Tanger Properties Limited Partnership
3.13%, 09/01/26	3,000	3,137
TCS Finance Designated Activity Company
9.25%, (100, 09/15/22) (h) (m)	200	210
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (e)	640	829
The Goldman Sachs Group, Inc.
4.22%, 05/01/29	7,500	8,550
3.80%, 03/15/30	2,570	2,887
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (n)	2,035	2,088
3.88%, 09/12/23	1,479	1,580
4.52%, 06/25/24 (n)	1,975	2,120
4.27%, 03/22/25 (n)	1,225	1,325
The Third Pakistan International Sukuk Co Ltd
5.50%, 10/13/21 (e)	75	75
Tiaa Asset Management, LLC
4.00%, 11/01/28 (e)	425	490
Trade and Development Bank of Mongolia LLC
7.25%, 10/23/23 (e)	25	27
Turkiye Cumhuriyeti Ziraat Bankasi Anonim Sirketi
5.13%, 05/03/22 (e)	105	107
TV Azteca S.A.B. de C.V.
0.00%, 08/09/24 (h) (i) (j)	500	239
UniCredit S.p.A.
6.57%, 01/14/22 (e)	2,000	2,062
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
7.25%, 09/27/23 (e)	5	5
Unum Group
4.00%, 06/15/29	1,500	1,684
5.75%, 08/15/42	1,500	1,874
Usiminas International S.A R.L.
5.88%, 07/18/26 (e)	125	136
USIS Merger Sub, Inc.
6.88%, 05/01/25 (e)	480	489
Wells Fargo & Company
2.41%, 10/30/25	650	680
4.48%, 04/04/31	2,110	2,495
5.01%, 04/04/51	3,036	4,159
Westpac Banking Corporation
4.11%, 07/24/34 (n)	558	612
Ziggo B.V.
4.88%, 01/15/30 (e)	100	103
		170,504
Energy 6.1%
ADES International Holding PLC
8.63%, 04/24/24 (e)	200	207
Apache Corporation
4.63%, 11/15/25	185	199
4.88%, 11/15/27	230	249
5.10%, 09/01/40	85	89
7.38%, 08/15/47	30	36
California Resources Corporation
7.13%, 02/01/26 (e)	145	153
Canadian Natural Resources Limited
3.90%, 02/01/25	1,500	1,632
Cenovus Energy Inc.
4.25%, 04/15/27	1,045	1,169
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (e)	215	255
Cheniere Energy Partners, L.P.
4.00%, 03/01/31 (e)	100	105
Chesapeake Energy Corporation
5.50%, 02/01/26 (e)	295	311
5.88%, 02/01/29 (e)	90	97
Citgo Petroleum Corporation
7.00%, 06/15/25 (e)	35	36
6.38%, 06/15/26 (e)	295	307
CNX Resources Corporation
6.00%, 01/15/29 (e)	45	49
Comstock Resources, Inc.
6.75%, 03/01/29 (e)	115	122
5.88%, 01/15/30 (e)	60	61
Continental Resources, Inc.
4.50%, 04/15/23	876	915
4.38%, 01/15/28	200	221
5.75%, 01/15/31 (e)	280	335
Covey Park Energy LLC
7.50%, 05/15/25 (e) (f)	102	106
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Crestwood Midstream Partners LP
5.75%, 04/01/25	757	778
5.63%, 05/01/27 (e)	348	358
6.00%, 02/01/29 (e)	100	105
CrownRock, L.P.
5.00%, 05/01/29 (e)	35	37
CVR Energy, Inc.
5.25%, 02/15/25 (e)	200	200
5.75%, 02/15/28 (e) (f)	285	287
DCP Midstream Operating, LP
5.38%, 07/15/25	400	445
5.63%, 07/15/27	230	262
Delek Group Ltd.
7.49%, 12/30/23	150	153
Delek Logistics Partners, LP
7.13%, 06/01/28 (e)	65	69
Devon Energy Corporation
5.85%, 12/15/25	452	530
5.25%, 10/15/27 (e)	62	66
4.75%, 05/15/42	800	910
DT Midstream, Inc.
4.13%, 06/15/29 (e)	100	102
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (e)	45	48
5.50%, 01/30/26 (e)	155	161
5.75%, 01/30/28 (e)	160	171
Energean Israel Finance Ltd
4.88%, 03/30/26 (h)	130	133
Energy Transfer LP
4.20%, 09/15/23	1,775	1,898
5.50%, 06/01/27	1,400	1,645
5.25%, 04/15/29	1,125	1,329
3.75%, 05/15/30	327	356
5.30%, 04/15/47	700	816
6.00%, 06/15/48	490	620
5.00%, 05/15/50	731	844
Enfragen Energia Sur SA.
5.38%, 12/30/30 (e)	200	199
Enlink Midstream, LLC
5.63%, 01/15/28 (e)	195	207
ENN Clean Energy International Investment Limited
3.38%, 05/12/26 (e)	200	204
EQM Midstream Partners, LP
4.75%, 07/15/23	1,095	1,142
6.50%, 07/01/27 (e)	115	128
4.50%, 01/15/29 (e)	100	102
EQT Corporation
3.90%, 10/01/27	165	177
5.00%, 01/15/29	65	73
Exxon Mobil Corporation
3.48%, 03/19/30	2,230	2,505
Galaxy Pipeline Assets Bidco Limited
2.63%, 03/31/36 (e)	200	196
Genesis Energy, L.P.
8.00%, 01/15/27	145	152
Geopark Limited
6.50%, 09/21/24 (e)	105	108
Guara Norte S.à r.l.
5.20%, 06/15/34 (e)	196	205
Halliburton Company
3.80%, 11/15/25	14	15
Hess Corporation
4.30%, 04/01/27	521	580
7.13%, 03/15/33	151	205
5.60%, 02/15/41	210	261
5.80%, 04/01/47	601	791
Hess Infrastructure Partners LP
5.63%, 02/15/26 (e)	345	360
Holly Energy Partners, L.P.
5.00%, 02/01/28 (e)	230	236
Investment Energy Resources Limited
6.25%, 04/26/29 (e) (f)	200	216
ITT Holdings LLC
6.50%, 08/01/29 (e)	110	112
JSC National Company 'KazMunayGas'
5.75%, 04/19/47 (e)	35	44
Kosmos Energy Ltd.
7.13%, 04/04/26 (e)	345	341
Leeward Renewable Energy Operations LLC
4.25%, 07/01/29 (e)	90	91
Leviathan Bond Ltd
5.75%, 06/30/23 (h)	80	84
6.13%, 06/30/25 (h)	105	115
LUKOIL International Finance B.V.
4.75%, 11/02/26 (e)	45	51
Lukoil Securities B.V.
3.88%, 05/06/30 (e)	25	27
Marathon Oil Corporation
4.40%, 07/15/27	650	737
Marathon Petroleum Corporation
3.80%, 04/01/28	625	697
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (e)	25	27
Medco Platinum Road Pte. Ltd.
6.75%, 01/30/25 (e)	75	79
MEG Energy Corp.
7.13%, 02/01/27 (e)	497	530
Mesquite Energy, Inc.
15.00%, 07/15/23 (h) (n) (o) (p)	47	160
15.00%, 07/15/23 (h) (n) (o) (p)	27	102
MPLX LP
4.80%, 02/15/29	500	586
4.50%, 04/15/38	675	774
4.70%, 04/15/48	325	379
Murphy Oil Corporation
5.88%, 12/01/27	220	229
New Fortress Energy Inc.
6.75%, 09/15/25 (e)	345	353
NGL Energy Operating LLC
7.50%, 02/01/26 (e)	220	231
Occidental Petroleum Corporation
2.90%, 08/15/24	751	768
5.55%, 03/15/26	295	327
3.40%, 04/15/26	115	118
3.20%, 08/15/26	90	91
3.50%, 08/15/29	458	460
8.88%, 07/15/30	125	167
7.50%, 05/01/31	380	479
7.88%, 09/15/31	35	45
6.45%, 09/15/36	1,450	1,733
4.30%, 08/15/39	101	97
6.20%, 03/15/40	60	68
6.60%, 03/15/46	1,375	1,633
4.40%, 04/15/46 - 08/15/49	346	334
4.10%, 02/15/47	240	224
4.20%, 03/15/48	115	108
Oleoducto Central S.A.
4.00%, 07/14/27 (e) (f)	130	135
OQ SAOC
5.13%, 05/06/28 (e)	200	201
Ovintiv Canada ULC
5.15%, 11/15/41	1,996	2,176
PBF Holding Company LLC
9.25%, 05/15/25 (e)	585	589
6.00%, 02/15/28	170	113
PDC Energy, Inc.
5.75%, 05/15/26	50	52
PDV America, Inc.
9.25%, 08/01/24 (e)	90	92
Pemex Project Funding Master Trust
8.63%, 02/01/22 (g)	110	113
6.63%, 06/15/35	410	396
Petrobras Global Finance B.V.
6.75%, 06/03/50	125	146
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 (h) (i) (j) (k)	8,990	352
Petróleos Mexicanos
4.88%, 01/24/22	145	148

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
3.77%, (3 Month USD LIBOR + 3.65%), 03/11/22 (a)	90	91
5.38%, 03/13/22	85	87
3.50%, 01/30/23	415	424
4.88%, 01/18/24 (f)	250	262
6.88%, 10/16/25 (e) (f)	60	66
6.49%, 01/23/27	395	417
6.50%, 03/13/27 - 06/02/41	90	89
6.84%, 01/23/30	775	799
5.95%, 01/28/31	1,830	1,776
6.38%, 01/23/45	60	52
6.75%, 09/21/47	8,670	7,662
6.35%, 02/12/48	4,400	3,744
7.69%, 01/23/50	796	766
6.95%, 01/28/60	30	27
PETRONAS Capital Limited
3.50%, 04/21/30 (e)	50	55
Petrorio Luxembourg S.a r.l.
6.13%, 06/09/26 (e)	200	205
Phillips 66
3.70%, 04/06/23	67	71
3.85%, 04/09/25	87	96
3.90%, 03/15/28	1,425	1,604
Pioneer Natural Resources Company
0.25%, 05/15/25 (n)	203	322
Plains All American Pipeline, L.P.
3.85%, 10/15/23	800	848
4.50%, 12/15/26	1,450	1,628
3.55%, 12/15/29	188	198
PT Adaro Indonesia
4.25%, 10/31/24 (e)	165	170
Qatar Petroleum
1.38%, 09/12/26 (e)	200	200
2.25%, 07/12/31 (e)	200	198
3.30%, 07/12/51 (e)	200	200
Range Resources Corporation
4.88%, 05/15/25	155	161
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	1,251	1,443
Sanchez Energy Corporation
0.00%, 02/15/23 (e) (i) (j)	269	1
Saudi Arabian Oil Company
1.63%, 11/24/25 (e)	230	232
3.50%, 04/16/29 (e)	465	504
4.25%, 04/16/39 (e)	230	258
4.38%, 04/16/49 (e)	40	46
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (e)	50	52
SM Energy Company
5.63%, 06/01/25	25	25
6.75%, 09/15/26	110	112
6.63%, 01/15/27 (f)	215	221
Southwestern Energy Company
7.50%, 04/01/26	175	185
Sunoco Logistics Partners Operations L.P.
4.25%, 04/01/24	500	539
5.40%, 10/01/47	200	237
Sunoco LP
5.50%, 02/15/26	235	242
6.00%, 04/15/27	5	5
5.88%, 03/15/28	95	101
4.50%, 05/15/29 (e)	235	240
Tallgrass Energy Partners, LP
6.00%, 12/31/30 (e)	195	203
Targa Resource Corporation
6.50%, 07/15/27	400	435
5.50%, 03/01/30	50	55
4.88%, 02/01/31 (e)	260	281
4.00%, 01/15/32 (e)	185	190
Teine Energy Ltd.
6.88%, 04/15/29 (e)	100	103
Tengizchevroil Finance Company S.A R.L.
3.25%, 08/15/30 (e)	140	143
The Oil And Gas Holding Company B.S.C.
7.63%, 11/07/24 (e)	190	213
7.50%, 10/25/27 (e)	110	123
8.38%, 11/07/28 (e)	40	47
The Williams Companies, Inc.
3.50%, 11/15/30	1,306	1,426
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	170
3.95%, 05/15/50	509	567
Transocean Inc
11.50%, 01/30/27 (e)	185	198
Transocean Poseidon Limited
6.88%, 02/01/27 (e)	395	397
Tullow Oil PLC
10.25%, 05/15/26 (e)	240	252
Valero Energy Corporation
2.70%, 04/15/23	236	245
2.85%, 04/15/25	136	144
Viper Energy Partners LP
5.38%, 11/01/27 (e)	200	209
Western Midstream Operating, LP
4.35%, 02/01/25 (g) (q)	170	180
3.95%, 06/01/25	1,314	1,367
5.30%, 02/01/30 (g) (q)	280	314
Williams Partners L.P.
3.90%, 01/15/25	1,275	1,394
YPF Sociedad Anonima
8.75%, 04/04/24 (e)	275	245
8.50%, 03/23/25 (e)	244	220
		79,735
Communication Services 3.6%
Acuris Finance
5.00%, 05/01/28 (e)	100	100
Altice Financing S.A.
5.00%, 01/15/28 (e)	200	197
Altice France Holding S.A.
8.13%, 02/01/27 (e)	1,180	1,285
5.13%, 01/15/29 (e)	270	272
Altice France S.A.
7.38%, 05/01/26 (e)	209	217
6.00%, 02/15/28 (e)	425	422
AT&T Inc.
4.35%, 03/01/29	450	521
4.30%, 02/15/30	415	480
2.55%, 12/01/33 (e)	238	236
4.90%, 08/15/37	400	494
5.45%, 03/01/47	500	665
B2W Digital Lux S.à r.l.
4.38%, 12/20/30 (e)	200	200
Baidu, Inc.
1.72%, 04/09/26	240	243
Bharti Airtel International (Netherlands) BV
5.35%, 05/20/24 (e)	75	83
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (e)	385	404
6.88%, 09/15/27 (e)	1,275	1,359
Cable Onda, S.A.
4.50%, 01/30/30 (e)	200	211
Cablevision Lightpath LLC
3.88%, 09/15/27 (e)	45	45
5.63%, 09/15/28 (e)	35	36
CCO Holdings, LLC
5.75%, 02/15/26 (e)	296	306
5.13%, 05/01/27 (e)	85	89
5.00%, 02/01/28 (e)	645	677
4.75%, 03/01/30 (e)	180	190
4.50%, 08/15/30 (e)	110	115
4.50%, 05/01/32	225	233
4.50%, 06/01/33 (e)	190	194
CenturyLink, Inc.
5.63%, 04/01/25	405	439
5.13%, 12/15/26 (e)	300	312
6.88%, 01/15/28	10	11

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Charter Communications Operating, LLC
4.50%, 02/01/24	3,100	3,377
4.91%, 07/23/25	1,700	1,926
5.38%, 05/01/47	1,000	1,226
Colombia Telecomunicaciones, S.A. ESP
4.95%, 07/17/30 (e)	45	47
Comcast Corporation
4.15%, 10/15/28	1,400	1,621
4.25%, 10/15/30	1,075	1,265
Consolidated Communications, Inc.
5.00%, 10/01/28 (e)	55	56
CSC Holdings, LLC
5.75%, 01/15/30 (e)	585	609
4.13%, 12/01/30 (e)	190	189
4.50%, 11/15/31 (e)	150	151
Digicel Group Limited
6.75%, 03/01/23 (e)	50	48
DISH DBS Corporation
7.75%, 07/01/26	500	566
Dish Network Corporation
2.38%, 03/15/24 (n)	276	268
3.38%, 08/15/26 (n)	297	303
Fox Corporation
4.03%, 01/25/24	650	704
4.71%, 01/25/29	550	646
Frontier Communications Holdings, LLC
5.88%, 11/01/29	12	12
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (e)	85	91
5.00%, 05/01/28 (e)	140	145
6.75%, 05/01/29 (e)	100	106
Gray Television, Inc.
4.75%, 10/15/30 (e)	90	90
GTH Finance B.V.
7.25%, 04/26/23 (e)	95	103
LCPR Senior Secured Financing Designated Activity Company
5.13%, 07/15/29 (e)	400	413
Level 3 Financing, Inc.
4.63%, 09/15/27 (e)	190	197
3.63%, 01/15/29 (e)	35	34
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (e)	200	205
Live Nation Entertainment, Inc.
2.00%, 02/15/25 (n)	53	59
Lumen Technologies Inc.
5.38%, 06/15/29 (e)	135	137
Match Group Holdings II, LLC
4.13%, 08/01/30 (e)	45	46
Millicom International Cellular SA
4.50%, 04/27/31 (e)	200	208
MTN (Mauritius) Investments Limited
6.50%, 10/13/26 (e)	70	81
Netflix, Inc.
6.38%, 05/15/29	35	45
5.38%, 11/15/29 (e)	30	36
Network I2I Limited
5.65%, (100, 01/15/25) (e) (m)	55	59
Northwest Fiber, LLC
6.00%, 02/15/28 (e)	35	35
10.75%, 06/01/28 (e)	280	315
Ooredoo International Finance Limited
2.63%, 04/08/31 (e)	200	202
Radiate HoldCo, LLC
4.50%, 09/15/26 (e)	240	248
6.50%, 09/15/28 (e)	290	305
Sable International Finance Limited
5.75%, 09/07/27 (e)	95	100
Sirius XM Radio Inc.
5.00%, 08/01/27 (e)	400	420
4.13%, 07/01/30 (e)	55	56
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	550
5.50%, 09/01/41	4,071	5,041
Sprint Corporation
6.88%, 11/15/28	665	853
8.75%, 03/15/32	655	995
Telecom Italia S.p.A.
5.30%, 05/30/24 (e)	130	142
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (e)	55	58
Tencent Holdings Limited
1.81%, 01/26/26 (e)	50	51
3.98%, 04/11/29 (e)	40	45
2.39%, 06/03/30 (e)	65	65
2.88%, 04/22/31 (e)	200	207
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (e)	121	131
The Walt Disney Company
3.80%, 03/22/30	1,450	1,657
4.70%, 03/23/50	1,045	1,393
T-Mobile USA, Inc.
2.63%, 04/15/26	195	199
3.75%, 04/15/27	870	961
4.75%, 02/01/28	65	70
3.38%, 04/15/29	100	103
3.88%, 04/15/30	335	374
4.38%, 04/15/40	40	47
4.50%, 04/15/50	40	48
Univision Communications Inc.
9.50%, 05/01/25 (e)	35	39
6.63%, 06/01/27 (e)	115	125
4.50%, 05/01/29 (e)	120	121
VEON Holdings B.V.
3.38%, 11/25/27 (e)	200	201
Verizon Communications Inc.
3.00%, 03/22/27	184	198
2.10%, 03/22/28	914	932
2.55%, 03/21/31	846	866
4.86%, 08/21/46	580	751
5.01%, 04/15/49	138	183
2.99%, 10/30/56	2,128	2,001
Virgin Media Finance PLC
5.00%, 07/15/30 (e)	215	217
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (e)	220	222
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (e)	225	230
VTR Comunicaciones SpA
5.13%, 01/15/28 (e)	165	173
4.38%, 04/15/29 (e)	120	120
VTR Finance B.V.
6.38%, 07/15/28 (e)	70	75
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (e)	95	94
6.13%, 03/01/28 (e)	355	362
Ziggo Bond Company B.V.
5.13%, 02/28/30 (e)	545	557
		47,243
Real Estate 2.8%
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30	600	734
American Homes 4 Rent, L.P.
4.90%, 02/15/29	1,100	1,282
2.38%, 07/15/31	109	107
Boston Properties Limited Partnership
3.25%, 01/30/31	613	656
Brandywine Operating Partnership, L.P.
4.10%, 10/01/24	1,233	1,336
4.55%, 10/01/29	189	211
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	3,260
4.13%, 05/15/29	631	708
4.05%, 07/01/30	773	866
CBRE Services, Inc.
2.50%, 04/01/31	819	830
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (e)	375	388

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Corporate Office Properties Trust
2.25%, 03/15/26	257	264
2.75%, 04/15/31	187	188
CTR Partnership, L.P.
3.88%, 06/30/28 (e)	110	112
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (e)	245	242
Hat Holdings I LLC
3.38%, 06/15/26 (e)	120	121
Healthcare Trust of America Holdings, LP
3.50%, 08/01/26	201	221
3.10%, 02/15/30	193	205
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	2,883
Kilroy Realty, L.P.
4.75%, 12/15/28	925	1,076
Lexington Realty Trust
2.70%, 09/15/30	292	297
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	200	217
4.63%, 06/15/25 (e)	55	59
4.50%, 09/01/26	365	390
National Retail Properties, Inc.
3.60%, 12/15/26	1,250	1,366
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	900	980
4.50%, 04/01/27	5,000	5,596
3.63%, 10/01/29	852	911
3.38%, 02/01/31	526	540
3.25%, 04/15/33	808	806
Realogy Group LLC
5.75%, 01/15/29 (e)	100	105
Realty Income Corporation
3.25%, 01/15/31	156	170
Retail Properties of America, Inc.
4.75%, 09/15/30	58	64
Service Properties Trust
4.95%, 02/15/27 - 10/01/29	180	179
5.50%, 12/15/27	80	85
4.38%, 02/15/30	170	163
Simon Property Group, L.P.
2.45%, 09/13/29	257	265
Starwood Property Trust, Inc.
4.75%, 03/15/25	200	209
Store Capital Corporation
2.75%, 11/18/30	329	332
Sun Communities Operating Limited Partnership
2.70%, 07/15/31	506	507
The GEO Group, Inc.
5.88%, 10/15/24	40	36
6.00%, 04/15/26	185	152
The Howard Hughes Corporation
4.13%, 02/01/29 (e)	195	195
Uniti Group Inc.
7.88%, 02/15/25 (e)	725	777
4.75%, 04/15/28 (e)	85	85
Ventas Realty, Limited Partnership
3.00%, 01/15/30	1,104	1,154
4.75%, 11/15/30 (f)	1,439	1,711
Vereit Operating Partnership, L.P.
4.63%, 11/01/25	1,475	1,670
3.95%, 08/15/27	650	732
3.40%, 01/15/28	238	259
2.20%, 06/15/28	133	135
2.85%, 12/15/32	164	172
VICI Properties Inc.
3.50%, 02/15/25 (e)	5	5
4.25%, 12/01/26 (e)	120	125
4.63%, 12/01/29 (e)	150	159
Vornado Realty L.P.
2.15%, 06/01/26	271	275
		36,573
Consumer Staples 2.3%
Adecoagro S.A.
6.00%, 09/21/27 (e)	135	143
Altria Group, Inc.
4.40%, 02/14/26	13	15
3.88%, 09/16/46	4,000	3,970
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	975	1,196
4.90%, 02/01/46	1,025	1,297
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	4,555
4.75%, 01/23/29	1,750	2,087
3.50%, 06/01/30	500	556
4.35%, 06/01/40	500	595
4.60%, 04/15/48 - 06/01/60	1,150	1,407
4.50%, 06/01/50	500	610
5.80%, 01/23/59	1,000	1,449
Atlas LuxCo 4 S.à r.l.
4.63%, 06/01/28 (e)	58	58
BAT Capital Corp.
3.22%, 08/15/24	1,580	1,678
C&S Group Enterprises LLC
5.00%, 12/15/28 (e)	245	243
Camposol SA
6.00%, 02/03/27 (e)	50	52
Central Garden & Pet Company
4.13%, 04/30/31 (e)	250	253
Cosan Overseas Limited
8.25%, (100, 08/05/21) (h) (m)	390	400
DP World Crescent Limited
3.75%, 01/30/30 (e)	175	188
JBS Investments II GmbH
7.00%, 01/15/26 (e)	120	127
5.75%, 01/15/28 (e)	125	133
JBS USA Food Company
6.50%, 04/15/29 (e)	505	569
5.50%, 01/15/30 (e)	805	894
Kraft Heinz Foods Company
5.00%, 07/15/35	205	251
4.38%, 06/01/46	25	28
4.88%, 10/01/49	95	115
Kronos Acquisition Holdings Inc
5.00%, 12/31/26 (e)	220	224
7.00%, 12/31/27 (e) (f)	25	25
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (e)	55	57
MHP SE SA
7.75%, 05/10/24 (e)	75	81
Natura Cosméticos S.A.
4.13%, 05/03/28 (e)	200	205
NBM US Holdings Inc
6.63%, 08/06/29 (e)	100	113
Performance Food Group, Inc.
6.88%, 05/01/25 (e)	210	225
5.50%, 10/15/27 (e)	180	189
Pilgrim's Pride Corporation
4.25%, 04/15/31 (e)	195	202
Post Holdings, Inc.
5.63%, 01/15/28 (e)	70	74
5.50%, 12/15/29 (e)	246	263
4.63%, 04/15/30 (e)	95	97
Reynolds American Inc.
4.45%, 06/12/25	325	360
5.85%, 08/15/45	1,000	1,226
Safeway Inc.
4.63%, 01/15/27 (e)	40	42
3.50%, 03/15/29 (e)	140	138
4.88%, 02/15/30 (e)	330	352
Sysco Corporation
5.65%, 04/01/25 (q)	400	464
5.95%, 04/01/30 (q)	332	427
6.60%, 04/01/50 (q)	500	777
The Central America Bottling Corporation
5.75%, 01/31/27 (e)	70	73

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
The Coca-Cola Company
3.38%, 03/25/27	893	994
3.45%, 03/25/30	498	562
Treehouse Foods, Inc.
4.00%, 09/01/28	145	144
Triton Water Holdings Incorporated
6.25%, 04/01/29 (e)	45	45
Turning Point Brands, Inc.
5.63%, 02/15/26 (e)	100	103
U.S. Foods Inc.
4.75%, 02/15/29 (e)	130	133
United Natural Foods, Inc.
6.75%, 10/15/28 (e)	95	102
		30,566
Consumer Discretionary 1.8%
Adtalem Global Education Inc.
5.50%, 03/01/28 (e)	295	300
Affinity Gaming
6.88%, 12/15/27 (e)	35	37
Alibaba Group Holding Limited
2.13%, 02/09/31	65	64
Aramark Services, Inc.
6.38%, 05/01/25 (e)	130	138
5.00%, 02/01/28 (e)	365	382
At Home Group, Inc.
4.88%, 07/15/28 (e)	50	50
AutoNation, Inc.
4.75%, 06/01/30 (q)	117	138
AutoZone, Inc.
3.63%, 04/15/25	164	179
4.00%, 04/15/30 (f)	762	867
Azul Investments LLP
5.88%, 10/26/24 (e)	170	165
7.25%, 06/15/26 (e) (f)	200	196
Booking Holdings Inc.
0.75%, 05/01/25 (f) (n)	98	138
Boyd Gaming Corporation
4.75%, 12/01/27	185	191
Callaway Golf Company
2.75%, 05/01/26 (n)	51	104
Carnival Corporation
10.50%, 02/01/26 (e)	320	373
7.63%, 03/01/26 (e)	125	136
Carrols Restaurant Group, Inc.
5.88%, 07/01/29 (e)	90	89
Carvana Co.
5.88%, 10/01/28 (e)	235	247
Corporacion GEO S.A.B. de C.V.
0.00%, 04/13/21 (i) (j) (o)	99	—
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (e)	600	608
Discovery Communications, LLC
3.63%, 05/15/30	539	588
4.65%, 05/15/50	1,453	1,705
Dollar Tree, Inc.
4.00%, 05/15/25	1,050	1,159
4.20%, 05/15/28	1,125	1,282
Eldorado Resorts, Inc.
6.25%, 07/01/25 (e)	335	355
8.13%, 07/01/27 (e)	305	339
Entertainment Studios, Inc.
10.50%, 02/15/28 (e)	140	149
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (e)	415	429
GENM Capital Labuan Limited
3.88%, 04/19/31 (e)	200	200
Golden Entertainment, Inc.
7.63%, 04/15/26 (e) (f)	300	319
Hasbro, Inc.
2.60%, 11/19/22 (q)	268	275
3.00%, 11/19/24 (q)	610	648
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (e)	100	102
JD.com, Inc.
3.38%, 01/14/30	145	155
L Brands, Inc.
7.50%, 06/15/29	115	135
6.63%, 10/01/30 (e)	320	370
LBM Acquisition, LLC
6.25%, 01/15/29 (e)	145	146
Levi Strauss & Co.
3.50%, 03/01/31 (e)	100	100
Life Time, Inc.
5.75%, 01/15/26 (e)	100	104
Lowe`s Companies, Inc.
4.50%, 04/15/30	549	649
Magic Mergeco, Inc.
5.25%, 05/01/28 (e)	100	103
7.88%, 05/01/29 (e)	180	185
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (e)	55	58
4.50%, 06/15/29 (e)	90	91
Mattel, Inc.
6.75%, 12/31/25 (e)	61	64
5.88%, 12/15/27 (e)	50	55
5.45%, 11/01/41	15	17
McDonald's Corporation
3.50%, 07/01/27	243	269
3.60%, 07/01/30	290	326
4.20%, 04/01/50	146	177
MCE Finance Limited
4.88%, 06/06/25 (e)	75	77
5.75%, 07/21/28 (e)	110	116
5.38%, 12/04/29 (e)	95	100
Meituan
2.13%, 10/28/25 (e) (f)	200	199
3.05%, 10/28/30 (e) (f)	200	197
MercadoLibre S.R.L
3.13%, 01/14/31	200	197
Metalsa, S.A. de C.V.
3.75%, 05/04/31 (e)	150	149
NagaCorp Ltd.
7.95%, 07/06/24 (h)	200	205
NCL Corporation Ltd.
10.25%, 02/01/26 (e)	130	152
5.88%, 03/15/26 (e)	55	58
NCL Finance, Ltd.
6.13%, 03/15/28 (e)	40	42
New Golden Nugget Inc.
6.75%, 10/15/24 (e)	320	322
Newell Brands Inc.
5.88%, 04/01/36 (g) (q)	25	31
O'Reilly Automotive, Inc.
4.20%, 04/01/30	170	196
Party City Holdings Inc.
8.75%, 02/15/26 (e)	45	48
Patrick Industries, Inc.
4.75%, 05/01/29 (e)	100	100
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (e)	55	59
Prosus N.V.
3.68%, 01/21/30 (e)	45	48
Real Hero Merger
6.25%, 02/01/29 (e)	30	31
Rent-A-Center, Inc.
6.38%, 02/15/29 (e)	30	32
Restaurant Brands International Limited Partnership
5.75%, 04/15/25 (e)	60	64
4.38%, 01/15/28 (e)	170	173
4.00%, 10/15/30 (e)	300	290
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (e)	40	46
9.13%, 06/15/23 (e)	60	66
11.50%, 06/01/25 (e)	285	329
Sotheby's, Inc.
7.38%, 10/15/27 (e)	495	535
SRS Distribution Inc.
4.63%, 07/01/28 (e)	80	82

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
6.13%, 07/01/29 (e)	45	46
Station Casinos LLC
5.00%, 10/01/25 (e)	45	46
4.50%, 02/15/28 (e)	430	436
Toyota Motor Credit Corporation
2.90%, 03/30/23	1,108	1,157
Tupy Overseas S.A.
4.50%, 02/16/31 (e)	200	199
Vail Resorts, Inc.
0.00%, 01/01/26 (d) (e) (n)	58	60
Victoria's Secret & Co
4.63%, 07/15/29	65	65
Viking Cruises Limited
13.00%, 05/15/25 (e)	145	171
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (e)	898	917
3.13%, 05/12/23 (e)	782	817
Wynn Las Vegas, LLC
5.50%, 03/01/25 (e)	240	258
5.25%, 05/15/27 (e)	160	172
Wynn Macau, Limited
4.88%, 10/01/24 (e)	185	188
5.50%, 01/15/26 (e)	80	84
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (e)	155	167
Yum! Brands, Inc.
4.63%, 01/31/32	195	205
		23,888
Utilities 1.8%
Abu Dhabi National Energy Company - J S C
4.88%, 04/23/30 (e)	20	24
4.00%, 10/03/49 (e)	35	40
Berkshire Hathaway Energy Company
4.05%, 04/15/25	1,784	1,981
3.25%, 04/15/28	475	522
Clearway Energy Operating LLC
5.00%, 09/15/26	330	339
4.75%, 03/15/28 (e)	35	37
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,552
Consolidated Edison Company of New York, Inc.
3.35%, 04/01/30	114	126
Duke Energy Corporation
3.15%, 08/15/27	2,150	2,336
2.45%, 06/01/30	427	432
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (e)	209	208
2.78%, 01/07/32 (e)	659	664
Entergy Corporation
2.80%, 06/15/30	438	455
ESKOM Holdings
6.75%, 08/06/23 (e)	120	125
Exelon Corporation
4.05%, 04/15/30	250	285
4.70%, 04/15/50	111	140
FEL Energy VI S.à r.l.
5.75%, 12/01/40 (e)	199	211
InterGen N.V.
7.00%, 06/30/23 (e) (f)	1,020	1,009
MidAmerican Energy Company
3.65%, 04/15/29	800	907
NiSource Inc.
2.95%, 09/01/29	1,265	1,340
NRG Energy, Inc.
7.25%, 05/15/26	300	312
3.38%, 02/15/29 (e)	40	39
3.63%, 02/15/31 (e)	85	83
Pacific Gas And Electric Company
5.00%, 07/01/28	660	668
5.25%, 07/01/30	705	715
4.95%, 07/01/50	450	463
Pattern Energy Group Inc.
4.50%, 08/15/28 (e)	80	83
Promigas SA ESP
3.75%, 10/16/29 (e)	75	74
Puget Energy, Inc.
4.10%, 06/15/30	516	579
Southern California Edison Company
3.70%, 08/01/25	1,425	1,550
4.20%, 03/01/29	975	1,101
Talen Energy Supply, LLC
7.63%, 06/01/28 (e)	75	70
Termocandelaria Power Ltd.
7.88%, 01/30/29 (e)	120	128
The AES Corporation
3.30%, 07/15/25 (e)	1,317	1,408
3.95%, 07/15/30 (e)	1,148	1,258
The Southern Company
3.25%, 07/01/26	1,850	2,007
Vistra Operations Company LLC
5.63%, 02/15/27 (e)	140	145
5.00%, 07/31/27 (e)	430	441
		23,857
Industrials 1.8%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (e)	425	444
Air Lease Corporation
3.38%, 07/01/25	961	1,030
3.75%, 06/01/26	3,475	3,801
Allied Universal Holdco LLC
4.63%, 06/01/28 (e)	87	87
American Airlines, Inc.
5.50%, 04/20/26 (e)	45	48
APX Group, Inc.
6.75%, 02/15/27 (e)	210	224
Arcosa, Inc.
4.38%, 04/15/29 (e)	60	61
Ardagh Metal Packaging Finance Public Limited Company
3.25%, 09/01/28 (e)	35	35
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (e)	110	114
Artera Services, LLC
9.03%, 12/04/25 (e)	120	132
ASGN Incorporated
4.63%, 05/15/28 (e)	65	68
Bombardier Inc.
7.50%, 12/01/24 (e)	20	21
7.50%, 03/15/25 (e) (f)	95	98
7.13%, 06/15/26 (e)	130	136
7.88%, 04/15/27 (e) (f)	290	301
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (e)	625	637
BWXT Government Group, Inc.
4.13%, 06/30/28 (e)	175	178
4.13%, 04/15/29 (e)	245	249
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (e)	145	148
Cimpor Financial Operations B.V.
5.75%, 07/17/24 (e)	90	88
CoreCivic, Inc.
4.63%, 05/01/23 (f)	300	302
DAE Funding LLC
1.55%, 08/01/24 (e)	200	200
DP World UAE Region FZE
5.63%, 09/25/48 (e)	35	44
Dycom Industries, Inc.
4.50%, 04/15/29 (e)	150	152
Embraer Netherlands Finance B.V.
5.05%, 06/15/25	160	169
Foundation Building Materials, Inc.
6.00%, 03/01/29 (e)	60	59
FTI Consulting, Inc.
2.00%, 08/15/23 (n)	37	53
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (e)	150	156

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Great Lakes Dredge & Dock Corporation
5.25%, 06/01/29 (e)	60	62
Howmet Aerospace Inc.
5.95%, 02/01/37	10	12
HTA Group Limited
7.00%, 12/18/25 (e)	105	112
IHS Netherlands Holdco B.V.
7.13%, 03/18/25 (e)	240	250
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (e)	35	37
Kazakhstan Temir Zholy Finance B.V.
6.95%, 07/10/42 (e)	25	34
LBC Tank Terminals Holding Netherlands B.V.
6.88%, 05/15/23 (e)	305	305
Madison IAQ LLC
4.13%, 06/30/28 (e)	70	71
5.88%, 06/30/29 (e)	105	107
Moog Inc.
4.25%, 12/15/27 (e)	95	98
Mueller Water Products, Inc.
4.00%, 06/15/29 (e)	110	113
Navios Maritime Holdings Inc.
11.25%, 08/15/22 (e)	175	175
Navios South American Logistics Inc.
10.75%, 07/01/25 (e)	315	348
Park Aerospace Holdings Limited
5.50%, 02/15/24 (e)	4,000	4,399
Pike Corporation
5.50%, 09/01/28 (e)	330	343
Pitney Bowes Inc.
6.88%, 03/15/27 (e)	50	53
7.25%, 03/15/29 (e)	100	106
Sensata Technologies B.V.
4.00%, 04/15/29 (e)	155	157
SkyMiles IP Ltd.
4.50%, 10/20/25 (e)	25	27
Stericycle, Inc.
3.88%, 01/15/29 (e)	170	170
The Boeing Company
5.04%, 05/01/27 (q)	555	641
5.15%, 05/01/30 (q)	555	657
5.71%, 05/01/40 (q)	560	722
5.81%, 05/01/50 (q)	600	809
5.93%, 05/01/60 (q)	560	774
TransDigm Inc.
8.00%, 12/15/25 (e)	10	11
6.38%, 06/15/26	365	378
7.50%, 03/15/27	60	64
5.50%, 11/15/27	830	865
4.88%, 05/01/29 (e)	200	202
Transdigm UK Holdings PLC
6.88%, 05/15/26	65	69
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (e)	536	563
8.50%, 08/15/27 (e)	110	119
United Airlines Pass Through Trust
4.38%, 04/15/26 (e)	100	104
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (e)	475	500
Victors Merger Corporation
6.38%, 05/15/29 (e)	150	151
XPO Logistics, Inc.
6.25%, 05/01/25 (e)	275	293
		22,936
Information Technology 1.7%
Arches Buyer Inc.
4.25%, 06/01/28 (e)	60	60
6.13%, 12/01/28 (e)	20	21
Ascend Learning, LLC
6.88%, 08/01/25 (e)	377	384
Banff Merger Sub Inc.
9.75%, 09/01/26 (e)	105	111
Black Knight Infoserv, LLC
3.63%, 09/01/28 (e)	255	254
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (e)	35	36
Boxer Parent Company Inc.
7.13%, 10/02/25 (e)	80	86
Broadcom Inc.
1.95%, 02/15/28 (e)	271	271
2.45%, 02/15/31 (e)	2,643	2,596
2.60%, 02/15/33 (e)	2,342	2,293
3.50%, 02/15/41 (e)	1,862	1,911
3.75%, 02/15/51 (e)	874	913
Clarivate Science Holdings Corporation
3.88%, 06/30/28 (e)	65	65
4.88%, 06/30/29 (e)	60	62
Dell International L.L.C.
5.45%, 06/15/23 (q)	1,125	1,220
5.85%, 07/15/25 (q)	182	214
6.10%, 07/15/27 (q)	334	409
6.20%, 07/15/30 (q)	289	372
Diamond Finance International Limited
6.02%, 06/15/26	250	300
8.35%, 07/15/46	450	736
Elastic N.V.
4.13%, 07/15/29 (e)	50	50
Entegris, Inc.
3.63%, 05/01/29 (e)	250	253
Gartner, Inc.
3.75%, 10/01/30 (e)	95	97
KBR, Inc.
2.50%, 11/01/23 (n)	60	94
Lenovo Group Limited
3.42%, 11/02/30 (e)	200	209
Micron Technology, Inc.
2.50%, 04/24/23	989	1,022
3.13%, 05/01/32 (n) (o)	11	92
MicroStrategy Incorporated
6.13%, 06/15/28 (e) (f)	65	65
On Semiconductor Corporation
1.63%, 10/15/23 (n)	24	46
3.88%, 09/01/28 (e)	110	113
Open Text Corporation
5.88%, 06/01/26 (e)	235	243
3.88%, 02/15/28 (e)	105	107
Oracle Corporation
1.65%, 03/25/26	954	966
2.80%, 04/01/27	991	1,051
2.30%, 03/25/28	1,508	1,548
2.88%, 03/25/31	1,920	1,998
3.60%, 04/01/40	990	1,045
Rackspace Technology, Inc.
3.50%, 02/15/28 (e)	295	285
5.38%, 12/01/28 (e) (f)	120	123
TTM Technologies, Inc.
4.00%, 03/01/29 (e)	115	116
Twilio Inc.
3.63%, 03/15/29	70	71
3.88%, 03/15/31	75	77
Virtusa Corporation
7.13%, 12/15/28 (e)	55	56
		22,041
Health Care 1.4%
AHP Health Partners, Inc.
5.75%, 07/15/29 (e)	105	107
Avantor Funding, Inc.
4.63%, 07/15/28 (e)	285	301
Bausch Health Companies Inc.
5.50%, 11/01/25 (e)	130	133
9.25%, 04/01/26 (e)	400	435
5.25%, 01/30/30 (e)	215	201
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (e)	95	100
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (e)	250	242
Centene Corporation
4.25%, 12/15/27	540	570

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
2.45%, 07/15/28	1,050	1,064
4.63%, 12/15/29	840	924
3.38%, 02/15/30	495	517
Centene Escrow I Corporation
5.38%, 06/01/26 (e)	705	737
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (e)	20	21
3.75%, 03/15/29 (e)	70	71
Cigna Holding Company
4.90%, 12/15/48	1,000	1,293
Community Health Systems, Inc.
8.00%, 03/15/26 (e)	125	135
5.63%, 03/15/27 (e)	145	155
6.00%, 01/15/29 (e)	145	155
6.88%, 04/15/29 (e)	120	126
6.13%, 04/01/30 (e)	170	173
4.75%, 02/15/31 (e)	100	100
CVS Health Corporation
3.88%, 07/20/25	2,475	2,732
3.00%, 08/15/26	92	99
3.63%, 04/01/27	259	287
4.78%, 03/25/38	1,100	1,354
DaVita Inc.
4.63%, 06/01/30 (e)	450	463
Elanco Animal Health
5.27%, 08/28/23 (g) (q)	550	593
HCA Inc.
5.88%, 02/15/26	700	810
3.50%, 09/01/30	375	399
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (e)	85	88
Molina Healthcare, Inc.
3.88%, 11/15/30 (e)	90	94
Organon Finance 1 LLC
4.13%, 04/30/28 (e)	60	61
5.13%, 04/30/31 (e)	125	129
Owens & Minor, Inc.
4.50%, 03/31/29 (e)	60	62
Radiology Partners, Inc.
9.25%, 02/01/28 (e)	225	249
RP Escrow Issuer LLC
5.25%, 12/15/25 (e)	85	89
Tenet Healthcare Corporation
4.88%, 01/01/26 (e)	100	104
6.25%, 02/01/27 (e)	70	73
5.13%, 11/01/27 (e)	500	524
4.63%, 06/15/28 (e)	70	72
6.13%, 10/01/28 (e)	285	303
4.25%, 06/01/29 (e)	200	203
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/23	55	55
Teva Pharmaceutical Finance Netherlands IV B.V.
3.65%, 11/10/21	75	76
Upjohn Inc.
1.13%, 06/22/22 (e)	456	459
1.65%, 06/22/25 (e)	147	149
2.70%, 06/22/30 (e)	745	753
3.85%, 06/22/40 (e)	325	347
4.00%, 06/22/50 (e)	560	593
		18,780
Materials 0.9%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (e)	100	104
Allegheny Technologies Incorporated
7.88%, 08/15/23 (g) (q)	40	44
5.88%, 12/01/27 (f)	391	411
Antofagasta PLC
2.38%, 10/14/30 (e)	200	193
Big River Steel LLC
6.63%, 01/31/29 (e)	275	304
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (e)	25	27
Celtic Resources Holdings Designated Activity Company
4.13%, 10/09/24 (e)	100	105
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (e) (m)	200	207
3.88%, 07/11/31 (e)	200	203
CF Industries, Inc.
5.15%, 03/15/34	240	292
4.95%, 06/01/43	5	6
5.38%, 03/15/44	525	650
Chevron Phillips Chemical Company LLC
5.13%, 04/01/25 (e)	826	946
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (e) (f)	100	105
4.88%, 03/01/31 (e)	100	105
Consolidated Energy Holdings, LLC
3.87%, (3 Month USD LIBOR + 3.75%), 06/15/22 (a) (e)	35	35
6.88%, 06/15/25 (e)	35	36
6.50%, 05/15/26 (e)	155	157
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (e)	25	26
3.15%, 01/14/30 (e)	60	63
3.70%, 01/30/50 (e)	140	148
First Quantum Minerals Ltd
7.25%, 04/01/23 (e)	430	438
7.50%, 04/01/25 (e)	50	52
6.88%, 03/01/26 - 10/15/27 (e)	300	319
Flex Acquisition Company, Inc.
7.88%, 07/15/26 (e)	480	500
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (e)	5	5
Fresnillo PLC
4.25%, 10/02/50 (e)	200	202
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (e)	100	109
GrafTech Finance Inc.
4.63%, 12/15/28 (e)	115	118
Infrabuild Australia Pty Ltd
12.00%, 10/01/24 (e) (f)	145	153
Intertape Polymer Group Inc.
4.38%, 06/15/29 (e)	60	61
Joint Stock Company Alrosa (Public Joint Stock Company)
3.10%, 06/25/27 (e)	50	51
Kaiser Aluminum Corporation
4.63%, 03/01/28 (e)	270	279
MEGlobal Canada ULC
5.00%, 05/18/25 (e)	25	28
Mercer International Inc.
5.13%, 02/01/29 (e)	100	103
Methanex Corporation
5.13%, 10/15/27	285	308
5.25%, 12/15/29	135	146
5.65%, 12/01/44	95	97
Metinvest B.V.
7.75%, 04/23/23 (e)	200	214
Nexa Resources S.A.
6.50%, 01/18/28 (e)	70	79
Nufarm Australia Limited
5.75%, 04/30/26 (e)	300	308
Office Cherifien Des Phosphates
4.50%, 10/22/25 (e)	25	27
3.75%, 06/23/31 (e)	200	202
6.88%, 04/25/44 (e)	20	24
Olin Corporation
5.63%, 08/01/29	310	341
5.00%, 02/01/30	270	288
Petkim Petrokimya Holding Anonim Sirketi
5.88%, 01/26/23 (e)	155	159
PT Indonesia Asahan Aluminium (Persero)
5.45%, 05/15/30 (e)	100	116
Sasol Financing International Limited
4.50%, 11/14/22	115	118
Sasol Financing USA LLC
4.38%, 09/18/26	200	207
Sibur Securities Designated Activity Company
2.95%, 07/08/25 (e)	50	51

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Stillwater Mining Company
6.13%, 06/27/22 (e)	300	301
The Chemours Company
7.00%, 05/15/25 (f)	260	268
5.38%, 05/15/27	290	314
5.75%, 11/15/28 (e)	515	551
TMS International Corp.
6.25%, 04/15/29 (e)	70	74
Turkiye Sise ve Cam Fabrikalari A.S.
6.95%, 03/14/26 (e)	100	111
Valvoline, Inc.
4.25%, 02/15/30 (e)	215	222
Vedanta Resources Limited
6.38%, 07/30/22 (e)	185	183
Volcan Compañía Minera S.A.A.
4.38%, 02/11/26 (e)	40	40
		11,334
Total Corporate Bonds And Notes (cost $453,893)		487,457
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.6%
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26 (g)	820	804
Series 2019-B-2, 4.46%, 10/16/26 (g)	220	199
Series 2020-A-1A, 3.35%, 01/15/27 (g)	394	389
Series 2020-B-1A, 4.34%, 01/15/27 (g)	245	172
AIMCO CLO 10 Ltd
Series 2019-A-10A, 1.50%, (3 Month USD LIBOR + 1.32%), 07/22/32 (a)	319	319
Aimco CLO 11 Ltd
Series 2020-A-11A, 1.56%, (3 Month USD LIBOR + 1.38%), 10/15/31 (a)	725	726
Aimco CLO 12 Ltd
Series 2020-A-12A, 1.43%, (3 Month USD LIBOR + 1.21%), 01/20/32 (a)	1,300	1,299
Aimco CLO 14 Ltd
Series 2021-A-14A, 0.00%, (3 Month USD LIBOR + 0.99%), 04/20/34 (a)	1,573	1,573
Allegany Park CLO, Ltd.
Series 2019-A-1A, 1.52%, (3 Month USD LIBOR + 1.33%), 01/20/33 (a)	421	422
Allegro CLO Ltd
Series 2021-A-1A, 1.28%, (3 Month USD LIBOR + 1.14%), 07/20/34 (a)	716	717
AMMC CLO XI Limited
Series 2012-A1R2-11A, 1.20%, (3 Month USD LIBOR + 1.01%), 04/30/31 (a) (e)	1,000	999
Ares LIV CLO Ltd
Series 2019-A-54A, 1.50%, (3 Month USD LIBOR + 1.32%), 10/15/32 (a)	778	778
Ares LIX CLO Ltd
Series 2021-A-59A, 0.00%, (3 Month USD LIBOR + 1.03%), 04/25/34 (a)	521	519
Ares LV CLO Ltd
Series 2020-A1-55A, 1.88%, (3 Month USD LIBOR + 1.70%), 04/15/31 (a)	894	894
Series 2020-A1R-55A, 0.00%, 07/15/34 (a)	908	908
Ares LVIII CLO Ltd
Series 2020-A-58A, 1.46%, (3 Month USD LIBOR + 1.22%), 01/25/33 (a)	1,050	1,051
Ares XLI CLO Ltd
Series 2016-AR2-41A, 1.67%, (3 Month USD LIBOR + 1.07%), 04/15/34 (a)	1,097	1,097
Ares XXXIV CLO Ltd
Series 2015-AR2-2A, 1.44%, (3 Month USD LIBOR + 1.25%), 04/18/33 (a)	303	304
BAMLL Commercial Mortgage Securities Trust
Series 2019-ANM-BPR, REMIC, 3.11%, 11/07/24	534	553
Series 2019-AMP-BPR, REMIC, 3.29%, 11/07/24	1,300	1,328
Series 2019-BNM-BPR, REMIC, 3.47%, 11/07/24	100	99
Series 2019-CNM-BPR, REMIC, 3.84%, 11/07/24 (a)	100	97
BAMLL Commercial Mortgage Securities Trust 2020-JGDN
Series 2020-A-JGDN, REMIC, 2.85%, (1 Month USD LIBOR + 2.75%), 11/15/22 (a)	1,001	1,015
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	101
Barings CLO Ltd 2020-I
Series 2020-A1-1A, 1.58%, (3 Month USD LIBOR + 1.40%), 10/15/32 (a)	1,151	1,152
Barings CLO Ltd 2020-IV
Series 2020-A-4A, 1.44%, (3 Month USD LIBOR + 1.22%), 01/20/32 (a)	1,300	1,300
Barings CLO Ltd 2021-I
Series 2021-A-1A, 0.00%, (3 Month USD LIBOR + 1.02%), 04/25/34 (a)	1,146	1,146
Beechwood Park CLO Ltd
Series 2019-A1-1A, 1.52%, (3 Month USD LIBOR + 1.33%), 01/18/33 (a)	454	455
Benchmark Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (a)	106	122
Interest Only, Series 2019-XA-B12, REMIC, 1.20%, 08/16/52 (a)	7,262	453
Interest Only, Series 2019-XA-B14, REMIC, 0.91%, 12/15/62 (a)	4,971	234
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 2.15%, (1 Month USD LIBOR + 2.05%), 11/15/22 (a)	592	599
Blackbird Capital Aircraft
Series 2021-A-1A, 2.44%, 07/17/28 (o)	1,326	1,326
Bristol Park CLO LTD
Series 2016-AR-1A, 1.23%, (3 Month USD LIBOR + 0.99%), 04/16/29 (a)	911	909
BX Commercial Mortgage Trust 2019-XL
Series 2019-B-XL, REMIC, 1.15%, (1 Month USD LIBOR + 1.08%), 10/15/21 (a)	400	401
Series 2019-C-XL, REMIC, 1.32%, (1 Month USD LIBOR + 1.25%), 10/15/21 (a)	503	504
Series 2019-D-XL, REMIC, 1.52%, (1 Month USD LIBOR + 1.45%), 10/15/21 (a)	713	714
Series 2019-E-XL, REMIC, 1.87%, (1 Month USD LIBOR + 1.80%), 10/15/21 (a)	3,265	3,268
BX Commercial Mortgage Trust 2020-BXLP
Series 2020-A-BXLP, REMIC, 0.87%, (1 Month USD LIBOR + 0.80%), 12/15/21 (a)	1,372	1,374
Series 2020-B-BXLP, REMIC, 1.07%, (1 Month USD LIBOR + 1.00%), 12/15/21 (a)	451	451
Series 2020-C-BXLP, REMIC, 1.19%, (1 Month USD LIBOR + 1.12%), 12/15/21 (a)	358	358
Series 2020-D-BXLP, REMIC, 1.32%, (1 Month USD LIBOR + 1.25%), 12/15/21 (a)	555	555
Series 2020-E-BXLP, REMIC, 1.67%, (1 Month USD LIBOR + 1.60%), 12/15/21 (a)	422	422
BX Commercial Mortgage Trust 2020-FOX
Series 2020-A-FOX, REMIC, 1.10%, (1 Month USD LIBOR + 1.00%), 11/15/25 (a)	852	854
BX Trust
Series 2018-A-EXCL, REMIC, 1.16%, (1 Month USD LIBOR + 1.09%), 09/15/37 (a)	2,184	2,160
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (g)	303	313
Cedar Funding Ltd
Series 2019-A-10A, 1.53%, (3 Month USD LIBOR + 1.34%), 10/20/32 (a)	666	667
Cedar Funding VI CLO Ltd
Series 2016-ARR-6A, 1.24%, (3 Month USD LIBOR + 1.05%), 04/20/34 (a)	951	952
Cedar Funding XII CLO Ltd
Series 2020-A-12A, 1.45%, (3 Month USD LIBOR + 1.27%), 10/25/32 (a)	700	700
Cent CLO
Series 2021-A1-31A, 1.39%, (3 Month USD LIBOR + 1.20%), 04/20/34 (a)	1,270	1,267
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,544	1,554
CFMT 2021-HB6 LLC
Series 2021-A-HB6, 0.90%, 03/25/24 (a) (o)	788	788
CHC Commercial Mortgage Trust
Series 2019-A-CHC, REMIC, 1.19%, (1 Month USD LIBOR + 1.12%), 06/15/34 (a)	1,439	1,440

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Series 2019-B-CHC, REMIC, 1.57%, (1 Month USD LIBOR + 1.50%), 06/15/34 (a)	236	236
Series 2019-C-CHC, REMIC, 1.82%, (1 Month USD LIBOR + 1.75%), 06/15/34 (a)	267	265
Columbia Cent CLO 29 Ltd
Series 2020-A1N-29A, 1.89%, (3 Month USD LIBOR + 1.70%), 07/21/31 (a)	929	933
Columbia Cent CLO 30 Ltd
Series 2020-A1-30A, 1.53%, (3 Month USD LIBOR + 1.31%), 01/20/34 (a)	1,720	1,722
COMM Mortgage Trust
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	180	194
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2019-A-HP1, REMIC, 2.59%, 12/15/26	376	379
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, REMIC, 1.50%, (1 Month USD LIBOR + 1.43%), 05/15/36 (a)	125	125
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 1.30%, (1 Month USD LIBOR + 1.23%), 05/15/36 (a)	521	522
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	303	312
Dryden 68 CLO Ltd
Series 2019-A-68A, 1.49%, (3 Month USD LIBOR + 1.31%), 07/15/32 (a)	920	920
Dryden 78 CLO Ltd
Series 2020-A-78A, 1.37%, (3 Month USD LIBOR + 1.18%), 04/18/33 (a)	600	601
Dryden 83 CLO, Ltd.
Series 2020-A-83A, 1.43%, (3 Month USD LIBOR + 1.22%), 01/18/32 (a)	560	560
Dryden 85 CLO Ltd
Series 2020-A1-85A, 1.53%, (3 Month USD LIBOR + 1.35%), 10/15/32 (a)	868	869
Dryden Senior Loan Fund
Series 2019-A1-76A, 1.52%, (3 Month USD LIBOR + 1.33%), 10/20/32 (a)	876	877
Eaton Vance CLO 2013-1 Ltd
Series 2013-A13R-1A, 1.43%, (3 Month USD LIBOR + 1.25%), 01/17/34 (a)	270	270
Eaton Vance CLO 2020-1 Ltd
Series 2020-A-1A, 1.83%, (3 Month USD LIBOR + 1.65%), 10/15/30 (a)	1,200	1,202
Eaton Vance CLO 2020-2 Ltd
Series 2020-A1-2A, 1.59%, (3 Month USD LIBOR + 1.37%), 10/15/32 (a)	1,300	1,302
Enterprise Fleet Financing, LLC
Series 2021-A2-1, REMIC, 0.44%, 06/20/24	800	799
Extended Stay America Trust
Series 2021-C-ESH, REMIC, 0.00%, 07/17/23 (a)	239	240
Extended Stay America, Inc.
Series 2021-A-ESH, REMIC, 0.00%, 07/17/23 (a)	570	572
Series 2021-B-ESH, REMIC, 0.00%, 07/17/23 (a)	325	326
Series 2021-D-ESH, REMIC, 0.00%, 07/17/23 (a)	358	361
Flatiron CLO 19 Ltd
Series 2019-A-1A, 1.48%, (3 Month USD LIBOR + 1.32%), 11/16/32 (a)	867	868
Flatiron CLO 21 Ltd
Series 2021-A1-1A, 1.24%, (3 Month USD LIBOR + 1.11%), 07/19/34 (a)	651	651
Flatiron CLO Ltd
Series 2020-A-1A, 1.46%, (3 Month USD LIBOR + 1.30%), 11/21/33 (a)	1,200	1,202
GB Trust 2020-FLIX
Series 2020-A-FLIX, 1.19%, (1 Month USD LIBOR + 1.12%), 08/17/37 (a)	810	811
Series 2020-B-FLIX, 1.42%, (1 Month USD LIBOR + 1.35%), 08/17/37 (a)	170	170
Series 2020-C-FLIX, 1.67%, (1 Month USD LIBOR + 1.60%), 08/17/37 (a)	100	100
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/07/23	339	357
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, 0.77%, (1 Month USD LIBOR + 0.70%), 03/15/23 (a)	1,073	1,074
Series 2021-B-BMR, 0.95%, (1 Month USD LIBOR + 0.88%), 03/15/23 (a)	259	259
Series 2021-C-BMR, 1.17%, (1 Month USD LIBOR + 1.10%), 03/15/23 (a)	163	163
Series 2021-D-BMR, 1.47%, (1 Month USD LIBOR + 1.40%), 03/15/23 (a)	227	228
Series 2021-E-BMR, 1.82%, (1 Month USD LIBOR + 1.75%), 03/15/23 (a)	198	199
Lucali Limited
Series 2020-A-1A, 1.45%, (3 Month USD LIBOR + 1.21%), 01/18/33 (a)	640	641
Madison Park Funding Ltd
Series 2021-A-50A, 1.34%, (3 Month USD LIBOR + 1.14%), 04/19/34 (a)	1,340	1,343
Madison Park Funding XIX, Ltd.
Series 2015-A1R2-19A, 1.10%, (3 Month USD LIBOR + 0.92%), 01/24/28 (a)	671	670
Madison Park Funding XLV Ltd
Series 2020-A-45A, 1.83%, (3 Month USD LIBOR + 1.65%), 07/15/31 (a)	1,240	1,240
Series 2020-AR-45A, 0.00%, (3 Month USD LIBOR + 1.12%), 07/17/34 (a)	653	653
Madison Park Funding XXXII Ltd
Series 2018-A2R-32A, 1.39%, (3 Month USD LIBOR + 1.20%), 01/22/31 (a)	290	290
Madison Park Funding XXXIII, Ltd.
Series 2019-A-33A, 1.51%, (3 Month USD LIBOR + 1.33%), 10/15/32 (a)	426	427
Magnetite XXI, Limited
Series 2019-AR-21A, 1.21%, (3 Month USD LIBOR + 1.02%), 04/20/34 (a)	920	921
Magnetite XXIII, Limited
Series 2019-A-23A, 1.48%, (3 Month USD LIBOR + 1.30%), 10/25/32 (a)	7,500	7,511
Magnetite XXIV, Limited
Series 2019-A-24A, 1.51%, (3 Month USD LIBOR + 1.33%), 01/18/33 (a)	1,305	1,306
Magnetite XXIX, Limited
Series 2021-A-29A, 1.18%, (3 Month USD LIBOR + 0.99%), 01/17/34 (a)	1,150	1,150
Marlette Funding Trust
Series 2019-A-4A, REMIC, 2.39%, 12/15/29	115	115
Milos CLO Ltd
Series 2017-AR-1A, 1.26%, (3 Month USD LIBOR + 1.07%), 10/21/30 (a)	915	913
Morgan Stanley Capital I Trust
Series 2011-AJ-C3, REMIC, 5.48%, 08/17/21 (a)	79	79
Series 2019-A-NUGS, REMIC, 2.45%, (1 Month USD LIBOR + 0.95%), 12/15/21 (a)	900	903
Series 2019-A-MEAD, REMIC, 3.17%, 11/13/24	1,163	1,221
Series 2019-B-MEAD, REMIC, 3.28%, 11/13/24 (a)	168	173
Series 2019-C-MEAD, REMIC, 3.28%, 11/13/24 (a)	161	163
Nationstar HECM Loan Trust 2020-1
Series 2020-A1-1A, 1.27%, 03/25/23	411	412
Navient Private Education Refi Loan Trust
Series 2016-A-5A, 1.34%, (1 Month USD LIBOR + 1.25%), 12/25/28 (a)	7,358	7,507
Navient Student Loan Trust
Series 2016-A-7A, 1.24%, (1 Month USD LIBOR + 1.15%), 12/25/28 (a)	3,269	3,358
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,443	1,479
Series 2019-A2-1A, 3.86%, 12/05/49 (e)	651	657
Prima Capital CRE Securitization
Series 2021-A-9A, 1.55%, 12/15/37 (a)	597	597
Prosper Marketplace Issuance Trust
Series 2019-A-4A, 2.48%, 09/15/21	12	12

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Provident Funding Mortgage Loan Trust
Series 2019-A3-1, REMIC, 3.00%, 10/25/26 (a)	13	13
RETL
Series 2019-C-RVP, REMIC, 2.17%, (1 Month USD LIBOR + 2.10%), 03/17/36 (a) (g)	724	723
Rockland Park Limited
Series 2021-A-1A, 1.28%, (3 Month USD LIBOR + 1.12%), 04/20/34 (a)	1,241	1,242
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	739	730
Series 2020-B-1A, 4.34%, 03/15/27	234	213
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	896	934
Series 2020-2C-1, 1.88%, 01/15/26	365	366
Series 2020-2C-2, 2.33%, 01/15/28	279	281
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (g)	728	727
Silverstone Master Issuer PLC
Series 2019-1A-1A, 0.76%, (3 Month USD LIBOR + 0.57%), 01/21/70 (a) (g)	331	331
Symphony CLO XXIII, Ltd.
Series 2020-A-23A, 1.50%, (3 Month USD LIBOR + 1.32%), 01/17/34 (a)	750	751
Symphony CLO XXV, Ltd.
Series 2021-A-25A, 0.00%, (3 Month USD LIBOR + 0.98%), 04/19/34 (a)	1,153	1,153
Symphony CLO XXVI Ltd
Series 2021-AR-26A, 1.19%, (3 Month USD LIBOR + 1.08%), 04/20/33 (a)	1,010	1,009
Taconic Park CLO Ltd
Series 2016-A1R-1A, 1.19%, (3 Month USD LIBOR + 1.00%), 01/20/29 (a)	606	606
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (g)	1,091	1,097
Upstart Securitization Trust 2021-1
Series 2021-A-1, 0.87%, 03/20/31	124	124
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,051	1,055
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	71
Voya CLO 2020-2 Ltd
Series 2020-A1-2A, REMIC, 1.79%, (3 Month USD LIBOR + 1.60%), 07/21/31 (a)	1,200	1,200
Voya CLO 2020-3 Ltd
Series 2020-A1-3A, 1.49%, (3 Month USD LIBOR + 1.30%), 10/20/31 (a)	1,600	1,601
Voya CLO Ltd
Series 2020-A-1A, 1.88%, (3 Month USD LIBOR + 1.70%), 07/16/31 (a)	1,032	1,032
Wells Fargo Commercial Mortgage Trust
Series 2021-A-FCMT, REMIC, 1.30%, (1 Month USD LIBOR + 1.20%), 05/15/26 (a)	688	690
Wells Fargo Commercial Mortgage Trust 2015-C26
Series 2015-A4-C26, REMIC, 3.17%, 01/17/25	575	615
Total Non-U.S. Government Agency Asset-Backed Securities (cost $112,267)		112,775
SENIOR FLOATING RATE INSTRUMENTS 5.8%
Consumer Discretionary 1.3%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.84%, (1 Month USD LIBOR + 1.75%), 11/14/26 (a)	246	243
Academy, Ltd.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 11/05/27 (a)	124	124
ACProducts, Inc.
2021 Term Loan B, 4.75%, (6 Month USD LIBOR + 4.25%), 05/17/28 (a)	150	149
Adient US LLC
2021 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 04/30/28 (a)	95	95
Adtalem Global Education Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.50%), 02/11/28 (a) (r)	180	180
Advantage Sales & Marketing, Inc.
2020 Term Loan B, 6.00%, (3 Month USD LIBOR + 5.25%), 10/31/27 (a)	230	232
Aimbridge Acquisition Co., Inc.
2020 Incremental Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/01/26 (a)	75	75
Alterra Mountain Company
2020 Term Loan B, 5.50%, (1 Month USD LIBOR + 4.50%), 05/13/26 (a)	168	169
Anastasia Parent, LLC
2018 Term Loan B, 3.95%, (3 Month USD LIBOR + 3.75%), 08/03/25 (a)	244	194
Apro, LLC
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 11/14/26 (a)	158	158
Aramark Services, Inc.
2019 Term Loan B4, 1.84%, (1 Month USD LIBOR + 1.75%), 12/04/26 (a)	123	122
Aristocrat Leisure Limited
2018 1st Lien Term Loan, 1.94%, (3 Month USD LIBOR + 1.75%), 10/19/24 (a)	76	76
2020 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/19/24 (a)	35	35
At Home Group, Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (a) (r)	70	70
Bombardier Recreational Products, Inc.
2020 Term Loan, 2.09%, (1 Month USD LIBOR + 2.00%), 05/24/27 (a)	55	54
Boyd Gaming Corporation
Term Loan B3, 2.34%, (3 Month USD LIBOR + 2.25%), 09/15/23 (a)	88	88
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 12/23/24 (a)	654	648
2020 Term Loan B1, 4.59%, (1 Month USD LIBOR + 4.50%), 06/19/25 (a)	938	940
Canada Goose Inc.
2021 Term Loan, 3.69%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	65	65
Canister International Group Inc.
Term Loan B, 4.84%, (1 Month USD LIBOR + 4.75%), 12/21/26 (a)	123	123
Carnival Corporation
USD Term Loan B, 8.50%, (3 Month USD LIBOR + 7.50%), 06/29/25 (a)	134	137
Cast and Crew Payroll, LLC
2019 1st Lien Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 02/07/26 (a)	173	172
CCM Merger, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 11/06/25 (a)	61	61
CityCenter Holdings, LLC
2017 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 04/14/24 (a)	244	242
Clarios Global LP
2021 USD Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 04/30/26 (a)	137	136
Conservice Midco, LLC
2020 Term Loan B, 4.45%, (1 Month USD LIBOR + 4.25%), 05/07/27 (a)	65	64
CWGS Group, LLC
2021 Term Loan B, 3.25%, (1 Month USD LIBOR + 2.50%), 05/25/28 (a)	194	193
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a)	430	427
ECL Entertainment, LLC
Term Loan, 8.25%, (1 Month USD LIBOR + 7.50%), 03/31/28 (a) (k)	80	82
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 03/08/24 (a)	489	467
2017 2nd Lien Term Loan, 8.00%, (3 Month USD LIBOR + 7.00%), 09/08/24 (a)	30	27
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/24/26 (a)	170	170

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Global Education Management Systems Establishment
Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 07/30/26 (a)	217	217
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 06/10/24 (a)	601	597
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (a)	589	585
2020 Initial Term Loan, 13.00%, (3 Month USD LIBOR + 12.00%), 10/04/23 (a) (k)	35	39
Great Outdoors Group, LLC
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/26/28 (a)	1,950	1,955
Hayward Industries, Inc.
2021 Term Loan, 3.25%, (1 Month USD LIBOR + 2.75%), 05/14/28 (a)	110	110
Herschend Entertainment Company, LLC
Term Loan B, 6.75%, (3 Month USD LIBOR + 5.75%), 08/18/25 (a)	50	50
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 05/20/28 (a) (r)	305	305
Hunter Fan Company
2021 Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 04/08/28 (a)	80	80
J&J Ventures Gaming, LLC
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 04/07/28 (a)	110	110
Jo-Ann Stores, LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 06/30/28 (a) (r)	70	70
JP Intermediate B, LLC
Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 11/20/25 (a)	165	160
Kestrel Bidco Inc.
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 07/31/26 (a)	68	67
KNS Acquisition Corp.
Term Loan, 7.00%, (3 Month USD LIBOR + 6.25%), 04/16/27 (a)	70	70
KUEHG Corp.
2018 Incremental Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 02/21/25 (a)	240	236
LBM Acquisition LLC
Delayed Draw Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/08/27 (a)	25	24
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/08/27 (a)	110	110
Learning Care Group (US) No. 2 Inc.
2020 Incremental Term Loan, 8.68%, (3 Month USD LIBOR + 8.50%), 03/13/25 (a)	36	36
2020 Incremental Term Loan, 9.50%, (3 Month USD LIBOR + 8.50%), 03/13/25 (a)	39	39
LEB Holdings (USA), Inc
Term Loan B, 4.09%, (3 Month USD LIBOR + 3.75%), 09/25/27 (a)	60	60
Les Schwab Tire Centers
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/26/27 (a)	155	154
Life Time Fitness Inc
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 12/31/24 (a)	225	225
MajorDrive Holdings IV LLC
Term Loan B, 4.13%, (3 Month USD LIBOR + 4.00%), 05/12/28 (a)	95	95
Mattress Firm Inc
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 11/24/27 (a)	78	79
Michaels Companies, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/08/28 (a)	205	206
Midas Intermediate Holdco II, LLC
2020 Term Loan B, 7.50%, (3 Month USD LIBOR + 6.75%), 12/16/25 (a)	65	63
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	210	224
Murphy USA Inc
Term Loan B, 2.25%, (1 Month USD LIBOR + 1.75%), 01/21/28 (a)	120	120
Oravel Stays Singapore Pte. Ltd.
Term Loan B, 0.00%, (3 Month USD LIBOR + 8.25%), 06/02/26 (a) (r)	70	71
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 6.36%, (1 Month USD LIBOR + 6.25%), 03/01/26 (a)	40	39
PCI Gaming Authority
Term Loan, 2.59%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	73	73
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.00%, (3 Month USD LIBOR + 2.25%), 08/15/25 (a)	61	61
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (a)	90	90
Pure Fishing, Inc.
Term Loan, 4.59%, (1 Month USD LIBOR + 4.50%), 12/14/25 (a)	124	122
Recorded Books Inc.
2021 Term Loan, 4.08%, (1 Month USD LIBOR + 4.00%), 08/29/25 (a)	60	60
Rent-A-Center, Inc.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 02/04/28 (a)	110	110
Rodan & Fields, LLC
2018 Term Loan B, 4.07%, (3 Month USD LIBOR + 4.00%), 06/07/25 (a)	55	44
Samsonite International S.A.
2020 Incremental Term Loan B2, 5.50%, (1 Month USD LIBOR + 4.50%), 04/25/25 (a)	90	90
Scientific Games International, Inc.
2018 Term Loan B5, 2.84%, (1 Month USD LIBOR + 2.75%), 08/14/24 (a)	150	149
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	185	195
SMG US Midco 2, Inc.
2020 Term Loan, 2.69%, (3 Month USD LIBOR + 2.50%), 01/23/25 (a)	35	34
2020 Term Loan, 2.69%, (1 Month USD LIBOR + 2.50%), 01/23/25 (a)	14	14
Sotheby's
Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 01/15/27 (a)	115	115
Spin Holdco Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 02/26/28 (a)	475	475
SRAM, LLC
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 05/12/28 (a)	140	139
SRS Distribution Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 05/20/28 (a)	345	345
Staples, Inc.
Term Loan B2, 4.68%, (3 Month USD LIBOR + 4.50%), 09/12/24 (a)	34	33
7 Year Term Loan, 5.18%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	81	79
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.69%, (3 Month USD LIBOR + 3.50%), 06/29/25 (a)	201	201
Station Casinos LLC
2020 Term Loan B, 2.50%, (1 Month USD LIBOR + 2.25%), 01/30/27 (a)	312	308
TGP Holdings III LLC
2021 Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 4.50%), 06/24/28 (a) (r)	7	7
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.50%), 06/24/28 (a) (r)	73	73
The Enterprise Development Authority
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (a)	138	139

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Thor Industries, Inc.
2021 USD Term Loan, 3.18%, (1 Month USD LIBOR + 3.00%), 02/01/26 (a)	130	130
Tory Burch LLC
Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (a)	115	115
Truck Hero, Inc.
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 01/20/28 (a)	125	125
Twin River Worldwide Holdings, Inc.
2020 Incremental Term Loan B1, 9.00%, (3 Month USD LIBOR + 8.00%), 05/10/25 (a)	89	94
UFC Holdings, LLC
2021 Term Loan B, 3.75%, (6 Month USD LIBOR + 3.00%), 04/29/26 (a)	36	36
United PF Holdings, LLC
2019 1st Lien Term Loan, 4.20%, (3 Month USD LIBOR + 4.00%), 12/30/26 (a)	127	124
2020 Incremental Term Loan, 9.50%, (3 Month USD LIBOR + 8.50%), 12/30/26 (a) (k)	30	30
Victoria's Secret & Co
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 06/30/28 (a) (k) (r)	75	74
Weber-Stephen Products LLC
Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 10/20/27 (a)	124	125
Whatabrands LLC
2020 Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 08/02/26 (a)	160	159
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.25%), 08/19/23 (a)	507	505
WOOF Holdings, Inc
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/16/27 (a)	125	125
WW International, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 04/13/28 (a)	135	135
		16,947
Information Technology 0.9%
A&V Holdings Midco, LLC
2020 Term Loan B, 6.37%, (3 Month USD LIBOR + 5.38%), 03/10/27 (a)	94	93
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (a)	398	392
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (a)	170	172
AppLovin Corporation
2018 Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 08/18/25 (a)	348	348
Aptean, Inc.
2019 Term Loan, 4.34%, (3 Month USD LIBOR + 4.25%), 04/23/26 (a)	124	124
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 12/06/27 (a)	199	198
Ascend Learning, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 06/29/24 (a)	147	147
2020 Incremental Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 07/12/24 (a)	104	104
Banff Merger Sub Inc
2021 USD Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 10/01/25 (a)	158	157
Cabot Microelectronics Corporation
2019 Term Loan B1, 2.13%, (1 Month USD LIBOR + 2.00%), 11/14/25 (a)	236	235
CCC Information Services, Inc.
2017 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 03/30/24 (a)	123	123
Ceridian HCM Holding Inc.
2018 Term Loan B, 2.59%, (3 Month USD LIBOR + 2.50%), 04/05/25 (a)	183	180
Cloudera, Inc.
Term Loan B, 3.25%, (1 Month USD LIBOR + 2.50%), 12/22/27 (a)	100	100
CommerceHub, Inc.
2020 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 12/02/27 (a)	124	125
CommScope, Inc.
2019 Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 02/07/26 (a)	491	488
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (a)	265	264
Cvent, Inc.
1st Lien Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 11/30/24 (a)	75	74
DCert Buyer, Inc.
2019 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	341	342
2021 2nd Lien Term Loan, 7.09%, (1 Month USD LIBOR + 7.00%), 02/16/29 (a)	65	65
Dell International L.L.C.
2021 Term Loan B, 2.00%, (1 Month USD LIBOR + 1.75%), 09/19/25 (a)	132	132
Emerald TopCo Inc
Term Loan, 3.61%, (1 Month USD LIBOR + 3.50%), 07/16/26 (a)	—	—
Term Loan, 3.69%, (1 Month USD LIBOR + 3.50%), 07/16/26 (a)	173	171
Epicor Software Corporation
2020 Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 07/21/27 (a)	139	139
EVO Payments International LLC
2018 1st Lien Term Loan, 3.35%, (3 Month USD LIBOR + 3.25%), 12/22/23 (a)	157	157
Flexera Software LLC
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 01/26/28 (a)	99	100
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 1.84%, (3 Month USD LIBOR + 1.75%), 02/15/24 (a)	188	186
2021 Term Loan B4, 2.09%, (1 Month USD LIBOR + 2.00%), 08/10/27 (a)	124	123
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	175	175
GT Polaris, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 09/24/27 (a)	129	129
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (a)	213	213
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	74	75
Imprivata, Inc
Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 11/24/27 (a)	125	125
Liftoff Mobile Inc
Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 02/17/28 (a)	60	60
MA FinanceCo., LLC
USD Term Loan B3, 2.84%, (3 Month USD LIBOR + 2.75%), 04/19/24 (a)	14	14
2020 USD Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 05/28/25 (a)	49	50
McAfee, LLC
2018 USD Term Loan B, 3.85%, (3 Month USD LIBOR + 3.75%), 09/29/24 (a)	440	440
MH Sub I, LLC
2017 1st Lien Term Loan, 3.59%, (3 Month USD LIBOR + 3.50%), 08/09/24 (a)	99	98
2021 2nd Lien Term Loan, 6.35%, (1 Month USD LIBOR + 6.25%), 02/12/29 (a)	20	20
NAVEX TopCo, Inc.
2018 1st Lien Term Loan, 3.35%, (3 Month USD LIBOR + 3.25%), 09/04/25 (a)	25	24
Nielsen Consumer Inc.
2021 USD Term Loan B, 4.08%, (3 Month USD LIBOR + 4.00%), 02/05/28 (a)	90	90

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
ON Semiconductor Corporation
2019 Term Loan B, 2.09%, (3 Month USD LIBOR + 2.00%), 09/13/26 (a)	123	123
Osmosis Debt Merger Sub, Inc.
2021 1st Lien Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 06/17/28 (a) (r)	9	9
2021 1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 06/17/28 (a) (r)	76	76
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (a)	683	685
Press Ganey Holdings, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 07/25/26 (a)	70	70
Project Boost Purchaser, LLC
2019 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 05/22/26 (a) (r)	55	55
2020 Incremental Term Loan, 5.00%, (1 Month USD LIBOR + 4.25%), 05/30/26 (a)	124	124
Proofpoint, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 06/09/28 (a) (r)	345	343
Rackspace Technology Global, Inc.
2021 Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 02/02/28 (a)	274	273
RealPage, Inc
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/18/28 (a)	135	135
Renaissance Holding Corp.
2018 1st Lien Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 05/21/25 (a)	114	113
Sabre GLBL Inc.
2020 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 12/17/27 (a)	124	125
Seattle Spinco, Inc.
USD Term Loan B3, 2.84%, (3 Month USD LIBOR + 2.75%), 04/19/24 (a)	308	304
Signal Parent, Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 03/24/28 (a) (r)	45	44
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	214	214
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 1.84%, (1 Month USD LIBOR + 1.75%), 02/27/25 (a)	229	226
SS&C Technologies Inc.
2018 Term Loan B3, 1.84%, (1 Month USD LIBOR + 1.75%), 02/27/25 (a)	302	298
2018 Term Loan B5, 1.84%, (1 Month USD LIBOR + 1.75%), 04/15/25 (a)	118	117
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (a)	149	149
TTM Technologies, Inc.
2017 Term Loan, 2.59%, (1 Month USD LIBOR + 2.50%), 09/28/24 (a)	126	125
Ultimate Software Group Inc(The)
Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 04/08/26 (a)	54	54
2021 Incremental Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 05/04/26 (a)	770	770
2020 2nd Lien Incremental Term Loan, 7.50%, (3 Month USD LIBOR + 6.75%), 05/03/27 (a)	125	127
Virgin Pulse, Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 03/30/28 (a)	75	75
VS Buyer, LLC
Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 02/19/27 (a)	183	182
WEX Inc.
2021 Term Loan, 2.34%, (1 Month USD LIBOR + 2.25%), 04/01/28 (a)	70	69
Xperi Corporation
2020 Term Loan B, 4.09%, (3 Month USD LIBOR + 3.50%), 06/01/25 (a)	162	162
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 3.50%), 06/01/25 (a)	10	10
		11,309
Communication Services 0.8%
ABG Intermediate Holdings 2 LLC
2020 Incremental Term Loan, 6.25%, (3 Month USD LIBOR + 5.25%), 09/29/24 (a)	30	30
Adevinta ASA
USD Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 01/01/27 (a) (r)	90	90
Allen Media, LLC
2020 Term Loan B, 5.70%, (3 Month USD LIBOR + 5.50%), 02/05/27 (a)	440	440
Altice France S.A.
USD Term Loan B12, 3.87%, (3 Month USD LIBOR + 3.69%), 01/31/26 (a)	980	971
Aristocrat Technologies, Inc.
2018 1st Lien Term Loan, 1.94%, (3 Month USD LIBOR + 1.75%), 10/19/24 (a)	49	49
Cablevision Lightpath LLC
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/15/27 (a)	85	85
Cengage Learning, Inc.
2016 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 06/07/23 (a)	164	164
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 06/29/26 (a) (r)	155	155
CenturyLink, Inc.
2020 Term Loan B, 2.34%, (3 Month USD LIBOR + 2.25%), 03/15/27 (a)	109	107
Charter Communications Operating, LLC
2019 Term Loan B2, 1.85%, (1 Month USD LIBOR + 1.75%), 02/01/27 (a)	629	625
Cologix, Inc.
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 04/01/28 (a)	130	130
Connect Finco Sarl
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/11/26 (a)	193	193
Consolidated Communications, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 09/15/27 (a)	61	61
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 2.34%, (1 Month USD LIBOR + 2.25%), 01/22/28 (a)	290	285
Crown Subsea Communications Holding,Inc.
2021 Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 04/20/27 (a)	67	68
CSC Holdings, LLC
2017 Term Loan B1, 2.32%, (1 Month USD LIBOR + 2.25%), 07/15/25 (a)	481	474
2018 Incremental Term Loan, 2.32%, (1 Month USD LIBOR + 2.25%), 01/31/26 (a)	40	39
Diamond Sports Group, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 07/16/26 (a) (r)	60	36
Term Loan, 3.35%, (1 Month USD LIBOR + 3.25%), 08/24/26 (a)	324	194
E.W. Scripps Company (The)
2020 Term Loan B3, 3.75%, (1 Month USD LIBOR + 3.00%), 12/15/27 (a)	108	107
Frontier Communications Corp.
2021 DIP Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/08/27 (a)	525	525
Gannett Holdings LLC
2021 Term Loan B, 7.75%, (3 Month USD LIBOR + 7.00%), 01/29/26 (a)	57	57
GTT Communications, Inc.
2018 USD Term Loan B, 2.95%, (3 Month USD LIBOR + 2.75%), 04/27/25 (a)	373	293
iHeartCommunications, Inc.
2020 Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	54	54
iHeartMedia, Inc.
2020 Incremental Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 05/01/26 (a)	124	124

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 5.62%, (3 Month USD LIBOR + 5.50%), 07/28/21 (a)	214	215
2020 DIP Term Loan, 5.62%, (3 Month USD LIBOR + 5.50%), 07/28/21 (a)	90	91
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (a)	124	125
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	1,000	1,014
2017 Term Loan B4, 8.75%, (PRIME + 5.50%), 01/14/24 (a)	25	25
Iridium Satellite LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 11/04/26 (a)	89	89
LCPR Loan Financing LLC
2021 Term Loan B, 3.82%, (3 Month USD LIBOR + 3.75%), 09/25/28 (a)	80	80
Level 3 Financing Inc.
2019 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a)	247	243
NASCAR Holdings Inc.
Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 07/19/26 (a)	98	98
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.59%, (1 Month USD LIBOR + 2.50%), 06/13/26 (a)	265	264
Northwest Fiber, LLC
2021 Term Loan, 3.82%, (1 Month USD LIBOR + 3.75%), 04/30/27 (a)	173	173
Playtika Holding Corp
2021 Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 03/11/28 (a)	185	184
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (a)	403	403
Red Ventures, LLC
2020 Term Loan B2, 2.59%, (1 Month USD LIBOR + 2.50%), 11/08/24 (a)	211	208
2020 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 11/08/24 (a)	60	60
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	197	185
2017 2nd Lien Term Loan, 9.25%, (3 Month USD LIBOR + 8.25%), 06/30/25 (a)	150	130
Sinclair Television Group Inc.
Term Loan B2B, 2.60%, (1 Month USD LIBOR + 2.50%), 07/18/26 (a)	88	87
Springer Nature Deutschland GmbH
2021 USD Term Loan B18, 3.75%, (1 Month USD LIBOR + 3.00%), 08/14/26 (a)	332	332
Telesat Canada
Term Loan B5, 2.85%, (1 Month USD LIBOR + 2.75%), 11/22/26 (a)	118	111
Terrier Media Buyer, Inc.
2021 Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	513	510
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 03/15/26 (a)	151	151
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 05/06/28 (a) (r)	220	219
Virgin Media Bristol LLC
USD Term Loan N, 2.57%, (1 Month USD LIBOR + 2.50%), 10/03/27 (a)	125	124
Windstream Services, LLC
2020 Exit Term Loan B, 7.25%, (3 Month USD LIBOR + 6.25%), 08/24/27 (a)	129	129
Zayo Group Holdings, Inc.
USD Term Loan , 3.09%, (1 Month USD LIBOR + 3.00%), 02/18/27 (a)	499	494
		11,100
Industrials 0.8%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a)	255	266
ADS Tactical, Inc.
2021 Term Loan B, 6.75%, (3 Month USD LIBOR + 5.75%), 03/04/28 (a)	150	150
AIT Worldwide Logistics, Inc
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 04/01/28 (a)	80	80
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	197	197
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 05/04/28 (a)	75	75
Altra Industrial Motion Corp.
2018 Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 09/26/25 (a)	191	189
Amentum Government Services Holdings LLC
Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 01/24/27 (a)	149	148
2020 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/03/27 (a)	125	126
American Residential Services, LLC
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	95	94
American Trailer World Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/17/28 (a)	80	80
APi Group DE, Inc.
Term Loan B, 2.59%, (1 Month USD LIBOR + 2.50%), 09/25/26 (a)	119	119
APX Group, Inc.
2020 Term Loan, 5.09%, (PRIME + 4.00%), 12/31/25 (a)	99	100
2020 Term Loan, 7.25%, (PRIME + 4.00%), 12/31/25 (a)	—	—
Artera Services, LLC
Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 03/06/25 (a) (r)	95	95
AVSC Holding Corp.
2020 Term Loan B1, 4.25%, (3 Month USD LIBOR + 3.25%), 12/05/25 (a)	85	78
Berry Global, Inc.
2021 Term Loan Z, 1.83%, (1 Month USD LIBOR + 1.75%), 07/01/26 (a)	185	184
Big Ass Fans, LLC
2018 Term Loan , 4.75%, (1 Month USD LIBOR + 3.75%), 05/21/24 (a)	26	26
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	261	256
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	68	66
Brookfield WEC Holdings Inc.
2021 Term Loan, 3.25%, (1 Month USD LIBOR + 2.75%), 08/01/25 (a)	513	508
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (a)	438	438
Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 10/31/26 (a)	133	132
Cimpress Public Limited Company
USD Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 04/29/28 (a)	100	100
CNT Holdings I Corp
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/16/27 (a)	150	150
CPI Holdco, LLC
2021 Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 11/04/26 (a)	25	25
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	12	12
2021 Delayed Draw Term Loan , 0.50%, (3 Month USD LIBOR + 3.75%), 03/04/26 (a)	1	1
2021 Delayed Draw Term Loan , 4.50%, (1 Month USD LIBOR + 3.75%), 03/04/26 (a)	2	2
2021 2nd Lien Term Loan, 7.50%, (1 Month USD LIBOR + 6.75%), 03/18/29 (a)	75	75

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	172	167
2020 Term Loan B1, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	319	311
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 11/16/24 (a)	149	148
Filtration Group Corporation
2018 1st Lien Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 03/27/25 (a)	235	233
First Advantage Holdings, LLC
2021 Term Loan B, 3.34%, (3 Month USD LIBOR + 3.00%), 01/31/27 (a)	66	66
Genesee & Wyoming Inc.
Term Loan, 2.20%, (3 Month USD LIBOR + 2.00%), 10/29/26 (a)	84	83
GIP III Stetson I, L.P
2018 Term Loan B, 4.34%, (1 Month USD LIBOR + 4.25%), 12/06/24 (a)	317	305
Graham Packaging Company Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/04/27 (a)	176	176
Hamilton Holdco, LLC
2018 Term Loan B, 2.21%, (3 Month USD LIBOR + 2.00%), 06/01/25 (a)	120	119
Harbor Freight Tools USA, Inc.
2020 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 10/14/27 (a)	353	353
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 01/21/26 (a)	285	284
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.84%, (1 Month USD LIBOR + 1.75%), 02/05/27 (a)	114	112
JetBlue Airways Corporation
Term Loan, 6.25%, (3 Month USD LIBOR + 5.25%), 06/12/24 (a)	2	2
Madison IAQ LLC
Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 06/15/28 (a)	160	160
MHI Holdings,LLC
Term Loan B, 5.10%, (1 Month USD LIBOR + 5.00%), 09/18/26 (a)	129	129
Pike Corporation
2021 Incremental Term Loan B, 3.10%, (1 Month USD LIBOR + 3.00%), 01/15/28 (a)	101	100
Pitney Bowes Inc.
2021 Term Loan B, 4.10%, (1 Month USD LIBOR + 4.00%), 03/12/28 (a)	50	50
Polaris Newco LLC
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 4.00%), 06/03/28 (a)	360	361
Resideo Funding Inc.
2021 Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 02/09/28 (a)	64	64
2021 Term Loan, 2.75%, (1 Month USD LIBOR + 2.25%), 02/09/28 (a)	10	10
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 02/05/23 (a)	198	198
2020 Term Loan B2, 3.34%, (3 Month USD LIBOR + 3.25%), 02/03/26 (a)	159	158
The Hillman Group, Inc.
2018 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 05/16/25 (a)	247	246
TransDigm, Inc.
2020 Term Loan F, 2.34%, (1 Month USD LIBOR + 2.25%), 06/09/23 (a)	978	962
2020 Term Loan E, 2.34%, (1 Month USD LIBOR + 2.25%), 05/30/25 (a)	79	78
Uber Technologies, Inc.
2021 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 02/16/27 (a)	523	523
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (a)	390	395
USI, Inc.
2017 Repriced Term Loan, 3.20%, (3 Month USD LIBOR + 3.00%), 05/16/24 (a)	366	362
USIC Holdings, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 05/06/28 (a)	105	105
Ventia Deco LLC
2016 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 05/21/22 (a)	121	121
Vertiv Group Corporation
2021 Term Loan B, 2.84%, (3 Month USD LIBOR + 2.75%), 03/02/27 (a)	391	388
VM Consolidated, Inc.
2021 Term Loan B, 3.45%, (3 Month USD LIBOR + 3.25%), 03/19/28 (a)	185	184
WP CPP Holdings, LLC
2018 Term Loan , 3.93%, (3 Month USD LIBOR + 3.75%), 04/30/25 (a)	123	120
Zekelman Industries, Inc.
2020 Term Loan, 2.09%, (1 Month USD LIBOR + 2.00%), 01/17/27 (a)	97	96
		10,941
Financials 0.6%
Acrisure, LLC
2020 Term Loan B, 3.70%, (3 Month USD LIBOR + 3.50%), 01/30/27 (a)	376	372
AlixPartners, LLP
2021 USD Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 02/04/28 (a)	160	159
Alliant Holdings Intermediate, LLC
2020 Term Loan B3, 0.00%, (3 Month USD LIBOR + 3.75%), 10/09/27 (a) (r)	140	140
2020 Term Loan B3, 4.25%, (1 Month USD LIBOR + 3.75%), 10/09/27 (a)	199	199
Amerilife Holdings LLC
2020 Term Loan, 4.09%, (1 Month USD LIBOR + 4.00%), 02/06/27 (a)	168	168
AmWINS Group, Inc.
2021 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 02/16/28 (a)	134	133
AssuredPartners Capital, Inc.
2020 Incremental Term Loan B, 5.50%, (1 Month USD LIBOR + 4.50%), 02/13/27 (a)	74	74
AssuredPartners, Inc.
2020 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	79	78
Asurion LLC
2020 Term Loan B8, 3.34%, (1 Month USD LIBOR + 3.25%), 12/31/23 (a)	1,335	1,319
2021 Term Loan B9, 3.34%, (1 Month USD LIBOR + 3.25%), 02/05/28 (a)	165	163
2021 2nd Lien Term Loan B3, 5.34%, (1 Month USD LIBOR + 5.25%), 02/05/28 (a)	270	272
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (1 Month USD LIBOR + 1.75%), 01/15/25 (a)	82	82
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 09/20/24 (a)	161	158
Blackstone CQP Holdco LP
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/26/28 (a)	480	478
Blucora, Inc.
2017 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 05/22/24 (a)	125	125
Buzz Merger Sub Ltd
Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 01/29/27 (a)	25	25
2020 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 01/29/27 (a)	35	35
Citadel Securities LP
2021 Term Loan B, 2.59%, (1 Month USD LIBOR + 2.50%), 02/01/28 (a)	219	217
Crown Finance US, Inc.
2020 Term Loan B1, 7.20%, (3 Month USD LIBOR + 7.00%), 05/23/24 (a)	39	49
2018 USD Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 02/05/25 (a)	283	249
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 03/05/27 (a)	164	164
FinCo I LLC
2020 Term Loan B, 2.59%, (1 Month USD LIBOR + 2.50%), 06/27/25 (a)	99	99
Focus Financial Partners, LLC
2020 Term Loan, 2.09%, (1 Month USD LIBOR + 2.00%), 07/03/24 (a)	149	147
Franklin Square Holdings, L.P.
2018 Term Loan B, 2.37%, (1 Month USD LIBOR + 2.25%), 07/26/25 (a)	74	73
Harbourvest Partners, LLC
2018 Term Loan B, 2.43%, (3 Month USD LIBOR + 2.25%), 02/21/25 (a)	150	149
Herens Holdco S.a r.l.
USD Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 04/29/28 (a) (r)	90	90
Hightower Holdings LLC
2021 Delayed Draw Term Loan , 0.00%, 12/31/24 (r)	16	16
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 04/08/26 (a)	64	64
Hub International Limited
2018 Term Loan B, 2.93%, (3 Month USD LIBOR + 3.00%), 04/25/25 (a)	563	557
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 04/25/25 (a)	124	124
ION Trading Finance Limited
2021 USD Term Loan, 4.95%, (3 Month USD LIBOR + 4.75%), 03/26/28 (a)	330	331
iStar, Inc.
2016 Term Loan B, 2.82%, (1 Month USD LIBOR + 2.75%), 06/28/23 (a)	12	12
2016 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 06/28/23 (a)	23	22
Lightstone Holdco LLC
2018 Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 01/30/24 (a)	237	182
2018 Term Loan C, 4.75%, (3 Month USD LIBOR + 3.75%), 01/30/24 (a)	13	10
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.84%, (1 Month USD LIBOR + 1.75%), 02/07/27 (a)	178	177
Russell Investments US Inst'l Holdco, Inc.
2020 Term Loan, 4.50%, (6 Month USD LIBOR + 3.00%), 05/30/25 (a)	125	124
Ryan Specialty Group, LLC
Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 07/23/27 (a)	179	178
Tiger Acquisition, LLC
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 05/21/28 (a)	110	110
TKC Holdings, Inc.
2021 Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 05/03/28 (a)	95	93
Trans Union, LLC
2019 Term Loan B5, 1.84%, (1 Month USD LIBOR + 1.75%), 11/13/26 (a)	314	312
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 9.00%, (3 Month USD LIBOR + 1.50%), 02/28/25 (a)	92	96
2019 Term Loan, 5.20%, (3 Month USD LIBOR + 5.00%), 03/18/26 (a)	90	82
UGI Energy Services, LLC
Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 08/01/26 (a)	122	122
VFH Parent LLC
2019 Term Loan B, 3.09%, (3 Month USD LIBOR + 3.00%), 01/22/26 (a)	156	155
		7,984
Health Care 0.6%
Aldevron, L.L.C.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 10/12/26 (a)	267	267
ANCR Holdings Inc.
Term Loan, 14.00%, (3 Month USD LIBOR + 13.00%), 10/17/22 (a) (o)	147	147
Athenahealth, Inc.
2021 Term Loan B1, 4.41%, (3 Month USD LIBOR + 4.25%), 02/11/26 (a)	603	604
Avantor Funding, Inc.
2020 Incremental Term Loan B4, 3.25%, (1 Month USD LIBOR + 2.25%), 10/30/27 (a)	124	124
Aveanna Healthcare LLC
2021 Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/24 (a) (k) (r)	12	12
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/24 (a) (r)	53	53
Bausch Health Companies Inc.
Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 11/26/25 (a)	289	287
Da Vinci Purchaser Corp.
2019 Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 12/10/26 (a)	278	279
DaVita, Inc.
2020 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 07/30/26 (a)	123	122
Elanco Animal Health Incorporated
Term Loan B, 1.84%, (3 Month USD LIBOR + 1.75%), 02/04/27 (a)	364	358
Ensemble RCM, LLC
Term Loan, 3.94%, (3 Month USD LIBOR + 3.75%), 07/24/26 (a)	149	149
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	579	580
Help At Home, Inc.
2020 Delayed Draw Term Loan, 0.00%, 10/20/27 (r)	7	7
2020 Term Loan B, 6.00%, (3 Month USD LIBOR + 5.00%), 10/20/27 (a)	53	53
Horizon Therapeutics USA Inc.
2021 Term Loan B, 2.50%, (3 Month USD LIBOR + 2.00%), 02/25/28 (a)	110	109
ICON Luxembourg S.A.R.L.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 06/16/28 (a) (r)	111	111
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 06/16/28 (a) (r)	444	445
Insulet Corporation
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 04/29/28 (a)	140	140
Jazz Financing Lux S.a.r.l.
USD Term Loan , 4.00%, (1 Month USD LIBOR + 3.50%), 04/22/28 (a)	360	361
Maravai Intermediate Holdings, LLC
2020 Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/15/27 (a)	161	162
MED ParentCo LP
1st Lien Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	89	89
2020 Incremental Term Loan B, 7.25%, (3 Month USD LIBOR + 6.25%), 08/31/26 (a)	70	70
2nd Lien Term Loan, 8.34%, (1 Month USD LIBOR + 8.25%), 07/31/27 (a)	35	35
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/07/23 (a)	281	280
Organon & Co
USD Term Loan , 3.50%, (3 Month USD LIBOR + 3.00%), 04/07/28 (a)	355	355
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 09/25/27 (a)	85	85
Pathway Vet Alliance LLC
2021 Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 03/31/27 (a)	109	108
PetIQ, LLC
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 04/07/28 (a)	120	119
Pluto Acquisition I, Inc.
2021 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 06/20/26 (a) (r)	125	125

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
PPD, Inc.
Initial Term Loan, 2.75%, (1 Month USD LIBOR + 2.25%), 01/06/28 (a)	249	249
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.32%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	20	20
2018 1st Lien Term Loan B, 4.35%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	17	17
RadNet, Inc.
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 04/15/28 (a)	60	60
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 11/09/25 (a)	272	272
Rockwood Service Corporation
2020 Term Loan, 4.09%, (1 Month USD LIBOR + 4.00%), 12/21/26 (a)	159	159
Surgery Center Holdings, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 08/31/26 (a)	107	108
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 06/16/24 (a)	240	238
U.S. Renal Care, Inc.
2019 Term Loan B, 5.12%, (3 Month USD LIBOR + 5.00%), 06/11/26 (a)	233	234
Upstream Newco, Inc.
2019 Term Loan, 4.59%, (1 Month USD LIBOR + 4.50%), 10/21/26 (a)	65	65
US Radiology Specialists, Inc.
2020 Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 12/10/27 (a)	75	75
Zelis Healthcare Corporation
2021 Term Loan, 3.59%, (3 Month USD LIBOR + 3.50%), 09/30/26 (a)	123	123
		7,256
Materials 0.3%
American Rock Salt Company LLC
2021 Term Loan, 4.75%, (1 Month USD LIBOR + 4.00%), 06/04/28 (a)	80	80
Aruba Investments, Inc.
2020 USD Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 10/28/27 (a)	85	85
2020 2nd Lien Term Loan, 8.50%, (3 Month USD LIBOR + 7.75%), 10/28/28 (a)	25	25
Asplundh Tree Expert, LLC
2021 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 09/07/27 (a)	134	133
Atkore International, Inc.
2021 Term Loan B, 2.50%, (3 Month USD LIBOR + 2.00%), 05/18/28 (a)	85	85
Ball Metalpack, LLC
2018 1st Lien Term Loan B, 4.64%, (3 Month USD LIBOR + 4.50%), 07/25/25 (a)	80	79
BCPE Empire Holdings, Inc.
2019 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 06/11/26 (a)	55	55
2020 Incremental Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 06/12/26 (a)	125	125
Berlin Packaging LLC
2018 1st Lien Term Loan, 3.10%, (1 Month USD LIBOR + 3.00%), 11/01/25 (a)	488	484
2018 1st Lien Term Loan, 3.21%, (3 Month USD LIBOR + 3.00%), 11/01/25 (a)	2	2
Charter NEX US, Inc.
2020 Term Loan, 5.00%, (1 Month USD LIBOR + 4.25%), 11/20/27 (a)	125	125
Consolidated Energy Finance, S.A.
Term Loan, 0.00%, 05/07/25 (k) (r)	140	136
Term Loan B, 2.59%, (3 Month USD LIBOR + 2.50%), 05/07/25 (a)	216	209
Element Solutions
2019 Term Loan B1, 0.00%, (3 Month USD LIBOR + 2.00%), 01/31/26 (a) (r)	55	55
Flex Acquisition Company, Inc.
2018 Incremental Term Loan, 3.45%, (3 Month USD LIBOR + 3.25%), 06/20/25 (a)	124	122
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 02/24/28 (a)	432	430
Gemini HDPE LLC
2020 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 12/11/27 (a)	99	98
Hexion Inc.
USD Exit Term Loan, 3.70%, (3 Month USD LIBOR + 3.50%), 06/27/26 (a)	49	49
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.75%), 02/04/26 (a)	85	85
Messer Industries GmbH
2018 USD Term Loan, 2.70%, (3 Month USD LIBOR + 2.50%), 09/19/25 (a)	162	161
Neenah, Inc.
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 03/18/28 (a)	70	70
Pixelle Specialty Solutions LLC
Term Loan B, 7.50%, (1 Month USD LIBOR + 6.50%), 10/31/24 (a)	59	59
Pregis TopCo Corporation
1st Lien Term Loan, 4.09%, (1 Month USD LIBOR + 4.00%), 07/25/26 (a)	74	74
Pregis TopCo LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 07/31/26 (a) (r)	75	75
Sabert Corporation
Term Loan B, 5.50%, (3 Month USD LIBOR + 4.50%), 11/22/26 (a)	144	144
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 03/16/27 (a)	69	70
Spa Holdings 3 Oy
USD Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 03/18/28 (a) (r)	95	95
Starfruit Finco B.V
2018 USD Term Loan B, 2.84%, (3 Month USD LIBOR + 2.75%), 09/10/25 (a)	401	397
2018 USD Term Loan B, 5.00%, (3 Month USD LIBOR + 2.75%), 09/20/25 (a)	62	62
TricorBraun Holdings, Inc.
2021 Delayed Draw Term Loan , 1.63%, (3 Month USD LIBOR + 3.25%), 01/29/28 (a)	1	1
2021 Delayed Draw Term Loan , 3.75%, (3 Month USD LIBOR + 3.25%), 01/29/28 (a)	28	28
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 01/29/28 (a)	131	130
Vectra Co.
1st Lien Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 02/27/25 (a)	108	107
Vertical Midco GmbH
USD Term Loan B, 4.48%, (6 Month USD LIBOR + 4.25%), 06/30/27 (a)	99	99
White Cap Buyer LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 10/08/27 (a)	154	154
		4,188
Consumer Staples 0.2%
Atkins Nutritionals Holdings II, Inc.
2017 Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 07/07/24 (a)	20	20
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 2.07%, (1 Month USD LIBOR + 2.00%), 01/26/24 (a)	203	203
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 03/17/28 (a)	75	75
Chobani, LLC
2020 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 10/20/27 (a)	184	184
Conair Holdings, LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/13/28 (a)	155	155
Energizer Holdings, Inc.
2020 Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 12/16/27 (a)	100	99

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Froneri International Ltd.
2020 USD Term Loan, 2.36%, (1 Month USD LIBOR + 2.25%), 01/29/27 (a)	123	121
2020 USD Term Loan, 3.36%, (1 Month USD LIBOR + 2.25%), 01/29/27 (a)	56	55
JBS USA Lux S.A.
2019 Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 04/27/26 (a)	489	487
Knowlton Development Corporation Inc.
2020 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 12/21/25 (a)	99	99
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 12/22/26 (a)	174	173
Post Holdings Inc.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 10/21/24 (a)	78	79
Reynolds Consumer Products LLC
Term Loan, 1.84%, (1 Month USD LIBOR + 1.75%), 01/30/27 (a)	152	150
Shearer's Foods, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 09/15/27 (a)	108	108
Smart & Final Stores LLC
2019 Term Loan B, 6.84%, (1 Month USD LIBOR + 6.75%), 06/20/25 (a)	126	126
Triton Water Holdings, Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (a)	190	190
US Foods, Inc.
2019 Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 08/14/26 (a)	123	121
Verscend Holding Corp.
2021 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	288	288
		2,733
Energy 0.2%
Apergy Corporation
2020 Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 05/29/27 (a)	76	77
Array Technologies, Inc.
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 10/07/27 (a)	231	225
BCP Raptor, LLC
Term Loan B, 5.25%, (1 Month USD LIBOR + 4.25%), 06/07/24 (a)	489	484
CITGO Holding Inc.
2019 Term Loan B, 8.00%, (3 Month USD LIBOR + 7.00%), 07/23/23 (a)	59	58
Citgo Petroleum Corporation
2019 Term Loan B, 7.25%, (3 Month USD LIBOR + 6.25%), 03/28/24 (a)	121	122
Delek US Holdings, Inc.
2018 Term Loan B, 2.34%, (1 Month USD LIBOR + 2.25%), 03/16/25 (a)	84	82
2020 Incremental Term Loan B, 6.50%, (1 Month USD LIBOR + 5.50%), 03/31/25 (a)	89	89
EG America LLC
2018 USD Term Loan, 4.20%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	451	448
ExGen Renewables IV, LLC
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 12/11/27 (a)	98	98
Granite Generation LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/22/26 (a)	13	13
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/22/26 (a)	66	65
ITT Holdings LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 2.75%), 07/30/28 (a) (r)	60	60
Limetree Bay Terminals, LLC
2017 Term Loan B, 5.00%, (1 Month USD LIBOR + 4.00%), 02/10/24 (a)	171	121
Lower Cadence Holdings LLC
Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 05/10/26 (a)	98	97
Matador Bidco S.a.r.l.
Term Loan, 4.86%, (1 Month USD LIBOR + 4.75%), 10/15/26 (a)	35	35
Maverick Purchaser Sub, LLC
2020 2nd Lien Term Loan, 0.00%, (3 Month USD LIBOR + 8.75%), 01/31/28 (a) (k) (r)	55	55
RS Ivy Holdco, Inc
Term Loan, 6.50%, (1 Month USD LIBOR + 5.50%), 12/17/27 (a) (k)	60	60
		2,189
Real Estate 0.1%
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 2.84%, (3 Month USD LIBOR + 2.75%), 08/15/25 (a)	281	278
KREF Holdings X LLC
Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 08/04/27 (a) (k)	85	85
VICI Properties 1 LLC
Replacement Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 12/13/24 (a)	275	273
		636
Utilities 0.0%
Hamilton Projects Acquiror, LLC
Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/10/27 (a)	118	117
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (a)	273	269
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.83%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	36	35
1st Lien Term Loan B3, 1.84%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	146	145
		566
Total Senior Floating Rate Instruments (cost $75,509)		75,849
COMMON STOCKS 0.0%
Energy 0.0%
California Resources Corporation (i)	2	67
Chesapeake Energy Corporation (i) (k)	—	1
Chesapeake Energy Corporation (i)	6	290
		358
Communication Services 0.0%
ACNR Holdings Inc. (i) (o)	—	47
Frontier Communications Parent, Inc. (i)	4	103
		150
Industrials 0.0%
Alamo Group Inc. (i) (o)	4	141
Consumer Discretionary 0.0%
CEC Entertainment, Inc. (i) (o)	5	90
Total Common Stocks (cost $352)		739
PREFERRED STOCKS 0.0%
Utilities 0.0%
PG&E Corporation, 5.50%, 08/16/23 (i) (n)	2	213
Total Preferred Stocks (cost $247)		213
WARRANTS 0.0%
California Resources Corporation (i)	—	3
Cineworld Group PLC (i) (k)	12	11
Total Warrants (cost $0)		14
SHORT TERM INVESTMENTS 6.9%
Investment Companies 6.4%
JNL Government Money Market Fund - Institutional Class, 0.01% (s) (t)	83,266	83,266
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (s) (t)	6,739	6,739
Total Short Term Investments (cost $90,005)		90,005
Total Investments 106.2% (cost $1,339,957)		1,392,083
Total Purchased Options 0.0% (cost $84)		78
Other Derivative Instruments (0.0)%		(460)
Other Assets and Liabilities, Net (6.2)%		(80,542)
Total Net Assets 100.0%		1,311,159

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2021, the total payable for investments purchased on a delayed delivery basis was $79,711.

(c)  All or a portion of the security is pledged or segregated as collateral.

(d)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $158,493 and 12.1% of the Fund.

(f)  All or a portion of the security was on loan as of June 30, 2021.

(g)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(h)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(i)  Non-income producing security.

(j)  As of June 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) Treasury inflation indexed note, par amount is adjusted for inflation.

(m)  Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n)  Convertible security.

(o)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(p) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(r)  This senior floating rate interest will settle after June 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Investment in affiliate.

(t)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	07/08/19	984	1,007	0.1
Alfa Bond Issuance Public Limited Company, 6.95% (callable at 100, 04/30/23)	01/22/20	201	208	—
Cosan Overseas Limited, 8.25% (callable at 100, 08/05/21)	06/27/19	390	400	0.1
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	130	133	—
Leviathan Bond Ltd, 5.75%, 06/30/23	08/04/20	80	84	—
Leviathan Bond Ltd, 6.13%, 06/30/25	09/22/20	110	115	—
Mesquite Energy, Inc., 15.00%, 07/15/23	11/05/20	47	160	—
Mesquite Energy, Inc., 15.00%, 07/15/23	07/09/20	27	102	—
Ministry of Finance of the Russian Federation, 4.25%, 06/23/27	07/29/20	223	223	—
Ministry of Finance of the Russian Federation, 4.38%, 03/21/29	08/20/20	230	225	—
Ministry of Finance of the Russian Federation, 5.10%, 03/28/35	12/06/19	473	475	0.1
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	06/24/19	217	27	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/14/20	07/01/19	74	12	—
NagaCorp Ltd., 7.95%, 07/06/24	08/04/20	198	205	—
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,158	352	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	54	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	07/30/19	22	18	—
TCS Finance Designated Activity Company, 9.25% (callable at 100, 09/15/22)	06/25/19	204	210	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/24	07/01/19	499	239	—
		7,669	4,249	0.3

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	20	September 2021	2,649	2	1
United States 5 Year Note	3	October 2021	371	—	(1)
United States Long Bond	43	September 2021	6,702	28	210
				30	210
Short Contracts
United States 2 Year Note	(58)	October 2021	(12,797)	(1)	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.00	(Q)	09/15/31	19	—	(1)
3M LIBOR (S)	Paying	0.25	(S)	09/15/23	3,538	1	(2)
3M LIBOR (S)	Paying	0.50	(S)	09/15/26	2,332	2	6
3M LIBOR (S)	Paying	1.25	(S)	09/15/51	42	—	2
						3	5

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 02/28/30	GSC	Call	140.25	02/26/25	1,500,000	54
3M LIBOR, 02/28/30	GSC	Put	140.25	02/26/25	1,500,000	24
						78

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 12/12/29	BOA	Call	190.00	12/10/24	1,900,000	(53)
3M LIBOR, 04/01/26	BOA	Call	251.75	04/01/26	1,000,000	(18)
3M LIBOR, 05/11/26	BOA	Call	237.00	05/11/26	2,000,000	(41)
3M LIBOR, 01/13/22	GSC	Call	129.25	01/13/22	1,500,000	(48)
3M LIBOR, 02/18/22	MSC	Call	157.00	02/18/22	3,400,000	(67)
3M LIBOR, 12/12/29	BOA	Put	190.00	12/10/24	1,900,000	(44)
3M LIBOR, 04/01/26	BOA	Put	251.75	04/01/26	1,000,000	(46)
3M LIBOR, 05/11/26	BOA	Put	237.00	05/11/26	2,000,000	(83)
3M LIBOR, 01/13/22	GSC	Put	129.25	01/13/22	1,500,000	(15)
3M LIBOR, 02/18/22	MSC	Put	157.00	02/18/22	3,400,000	(77)
						(492)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	625,031	—	625,031
Corporate Bonds And Notes	—	487,103	354	487,457
Non-U.S. Government Agency Asset-Backed Securities	—	110,661	2,114	112,775
Senior Floating Rate Instruments	—	75,702	147	75,849
Common Stocks	460	1	278	739
Preferred Stocks	213	—	—	213
Warrants	3	11	—	14
Short Term Investments	90,005	—	—	90,005
	90,681	1,298,509	2,893	1,392,083
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	230	—	—	230
Centrally Cleared Interest Rate Swap Agreements	—	8	—	8
OTC Purchased Options	—	78	—	78
	230	86	—	316
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1)	—	—	(1)
Centrally Cleared Interest Rate Swap Agreements	—	(3)	—	(3)
OTC Written Options	—	(492)	—	(492)
	(1)	(495)	—	(496)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/First Sentier Global Infrastructure Fund
COMMON STOCKS 97.5%
United States of America 53.4%
Alliant Energy Corporation (a)	400	22,317
American Tower Corporation	238	64,196
Atmos Energy Corp.	161	15,466
Avista Corporation	143	6,118
CenterPoint Energy, Inc.	899	22,036
Cheniere Energy, Inc. (a)	190	16,495
CSX Corp. (a)	765	24,538
Dominion Energy, Inc.	652	47,979
Duke Energy Corporation	206	20,382
Enterprise Products Partners LP	840	20,261
Essential Utilities, Inc.	281	12,830
Evergy, Inc.	326	19,669
Eversource Energy	416	33,388
Exelon Corporation (a)	293	12,996
FirstEnergy Corp.	636	23,682
Magellan Midstream Partners LP	267	13,054
NextEra Energy, Inc.	556	40,774
Norfolk Southern Corporation	98	26,074
Pinnacle West Capital Corp.	230	18,831
Republic Services Inc.	122	13,387
SBA Communications Corporation (a)	113	35,896
UGI Corp.	227	10,506
Xcel Energy Inc. (a)	406	26,771
		547,646
Australia 7.6%
Aurizon Holdings Limited	6,745	18,823
Transurban Group	5,555	59,397
		78,220
Canada 5.4%
Emera Inc.	584	26,475
Pembina Pipeline Corporation (b)	920	29,209
		55,684
France 4.9%
Eiffage	102	10,394
Rubis (b)	444	19,763
VINCI	185	19,727
		49,884
United Kingdom 4.8%
National Grid PLC	705	8,982
Severn Trent PLC	412	14,263
SSE Plc	1,261	26,212
		49,457
Italy 4.3%
Atlantia SpA (a)	1,258	22,809
Hera S.p.A.	1,350	5,579
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	1,421	16,046
		44,434
Spain 3.8%
AENA, S.M.E., S.A. (a) (c)	239	39,272
Hong Kong 3.5%
China Gas Holdings Ltd.	6,805	20,803
CLP Holdings Ltd.	1,491	14,739
		35,542
China 2.8%
Guangdong Investment Ltd.	11,346	16,292
Jiangsu Expressway Co. Ltd. - Class H	11,192	12,687
		28,979
Mexico 2.7%
Grupo Aeroportuario del Sureste SAB de CV - Class B	792	14,614
Promotora y Operadora de Infraestructura SAB de CV	1,593	12,732
		27,346
Switzerland 2.0%
Flughafen Zurich AG - Class N (a)	123	20,433
Japan 1.2%
Tokyo Gas Co. Ltd.	647	12,225
Brazil 1.1%
CCR S.A.	4,277	11,541
Total Common Stocks (cost $894,259)		1,000,663
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.7%
JNL Government Money Market Fund - Institutional Class, 0.01% (d) (e)	17,746	17,746
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (d) (e)	4,268	4,268
Total Short Term Investments (cost $22,014)		22,014
Total Investments 99.6% (cost $916,273)		1,022,677
Other Assets and Liabilities, Net 0.4%		4,042
Total Net Assets 100.0%		1,026,719

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/First Sentier Global Infrastructure Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	06/02/20	38,278	39,272	3.8
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	09/21/20	15,891	16,046	1.6
		54,169	55,318	5.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First Sentier Global Infrastructure Fund
Assets - Securities
Common Stocks
United States of America	547,646	—	—	547,646
Australia	—	78,220	—	78,220
Canada	55,684	—	—	55,684
France	—	49,884	—	49,884
United Kingdom	—	49,457	—	49,457
Italy	—	44,434	—	44,434

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First Sentier Global Infrastructure Fund (continued)
Spain	—	39,272	—	39,272
Hong Kong	—	35,542	—	35,542
China	—	28,979	—	28,979
Mexico	27,346	—	—	27,346
Switzerland	—	20,433	—	20,433
Japan	—	12,225	—	12,225
Brazil	11,541	—	—	11,541
Short Term Investments	22,014	—	—	22,014
	664,231	358,446	—	1,022,677

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Multisector Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 72.5%
United States of America 13.3%
Treasury, United States Department of
1.75%, 12/31/24	27,450	28,565
2.13%, 05/15/25	8,180	8,635
2.63%, 12/31/25	15,589	16,851
1.63%, 02/15/26 - 10/31/26	16,850	17,458
		71,509
Indonesia 10.6%
The Republic of Indonesia, The Government of
8.38%, 03/15/24, IDR	128,730,000	9,677
6.50%, 06/15/25, IDR	377,687,000	27,334
5.50%, 04/15/26, IDR	287,520,000	19,930
		56,941
Mexico 7.9%
Gobierno Federal de los Estados Unidos Mexicanos
7.25%, 12/09/21, MXN	186,210	9,437
6.50%, 06/09/22, MXN	478,204	24,247
6.75%, 03/09/23, MXN	86,654	4,423
8.00%, 12/07/23, MXN	64,699	3,402
10.00%, 12/05/24, MXN	13,340	747
		42,256
South Korea 7.3%
The Bank of Korea
1.29%, 02/02/22, KRW	5,840,000	5,202
0.91%, 04/02/23, KRW	5,850,000	5,161
The Republic of Korea, Government of
1.25%, 12/10/22, KRW	5,930,000	5,275
2.25%, 09/10/23, KRW	496,200	449
1.88%, 03/10/24, KRW	6,797,000	6,101
1.38%, 09/10/24, KRW	11,502,410	10,153
3.00%, 09/10/24, KRW	7,490,000	6,951
		39,292
Norway 7.0%
Stortinget
2.00%, 05/24/23, NOK	168,187	20,000
3.00%, 03/14/24, NOK	141,513	17,345
1.75%, 03/13/25, NOK	2,588	308
		37,653
Argentina 5.1%
Presidencia De La Nacion
1.00%, 08/05/21, ARS (a)	80,701	791
18.20%, 10/03/21, ARS	484,003	2,700
0.00%, 02/28/22 - 09/13/22, ARS (a)	439,322	2,911
1.20%, 03/18/22, ARS (a)	833,484	7,733
1.30%, 09/20/22, ARS (a)	7,546	66
1.40%, 03/25/23, ARS (a)	576,039	5,152
16.00%, 10/17/23, ARS	472,583	1,705
1.50%, 03/25/24, ARS (a)	518,980	4,408
15.50%, 10/17/26, ARS	885,973	2,078
		27,544
Ghana 4.4%
Ghana, Government of
24.75%, 07/19/21, GHS	23,250	3,962
18.75%, 01/24/22, GHS	7,270	1,252
18.25%, 07/25/22, GHS	3,807	658
17.60%, 11/28/22 - 02/20/23, GHS	4,510	774
16.50%, 02/06/23, GHS	2,080	352
18.85%, 09/28/23, GHS	6,877	1,205
19.25%, 11/27/23 - 12/18/23, GHS	3,678	651
17.70%, 03/18/24, GHS	2,220	381
19.75%, 03/25/24 - 03/15/32, GHS	37,620	6,545
18.30%, 03/02/26, GHS	10,670	1,815
19.00%, 11/02/26, GHS	33,440	5,766
		23,361
India 4.1%
India, Government of
8.20%, 09/24/25, INR	130,800	1,917
5.15%, 11/09/25, INR	254,100	3,354
7.59%, 01/11/26, INR	545,400	7,828
7.27%, 04/08/26, INR	586,900	8,330
Ministry of Defence
8.13%, 09/21/22, INR	48,000	676
		22,105
Brazil 4.1%
Presidencia Da Republica Federativa Do Brasil
0.00%, 07/01/24, BRL (b)	88,160	14,021
10.00%, 01/01/25 - 01/01/31, BRL	37,140	7,904
		21,925
Colombia 3.9%
Ministerio de Hacienda y Crédito Público
5.75%, 11/03/27, COP	3,026,000	775
Presidencia de la República de Colombia
4.38%, 03/21/23, COP	592,000	158
10.00%, 07/24/24, COP	7,757,000	2,361
6.25%, 11/26/25, COP	4,399,000	1,194
7.50%, 08/26/26, COP	57,579,800	16,306
9.85%, 06/28/27, COP	942,000	300
		21,094
Ecuador 2.7%
Gobierno de la Republica del Ecuador
0.50%, 07/31/30 - 07/31/35 (c) (d)	18,666	13,615
0.50%, 07/31/40 (c) (d) (e)	1,409	869
		14,484
Turkey 1.6%
Turkiye Cumhuriyeti Basbakanlik
13.90%, 11/09/22, TRY	37,870	4,158
12.20%, 01/18/23, TRY	2,550	272
7.10%, 03/08/23, TRY	10,880	1,063
16.20%, 06/14/23, TRY	13,470	1,510
8.80%, 09/27/23, TRY	7,000	675
10.40%, 03/20/24, TRY	590	58
12.60%, 10/01/25, TRY	6,530	639
		8,375
Sri Lanka 0.5%
The Democratic Socialist Republic of Sri Lanka
5.75%, 04/18/23 (d)	200	150
6.35%, 06/28/24 (d)	400	276
6.85%, 11/03/25 (d)	710	477
6.20%, 05/11/27 (d)	2,050	1,284
6.75%, 04/18/28 (d)	200	127
7.85%, 03/14/29 (d)	202	128
		2,442
Total Government And Agency Obligations (cost $500,811)		388,981
CORPORATE BONDS AND NOTES 0.0%
South Africa 0.0%
K2016470219 (South Africa) Ltd
0.00%, 12/31/22 (d) (f) (g) (h)	10,507	—
0.00%, 12/31/22, EUR (d) (f) (g) (h)	3,887	—
K2016470260 South Africa Ltd
0.63%, 12/31/22 (d) (g) (h)	4,364	—
Total Corporate Bonds And Notes (cost $8,872)		—
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. - Class A (g) (i)	124,902	—
Edcon Holdings Ltd. - Class B (g) (i)	14,399	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 25.1%
Investment Companies 13.3%
JNL Government Money Market Fund - Institutional Class, 0.01% (j) (k)	70,946	70,946
Treasury Securities 11.8%
Cabinet Office, Government of Japan
-0.14%, 08/10/21, JPY (l)	628,000	5,653
-0.11%, 08/25/21, JPY (l)	233,100	2,099
-0.11%, 12/10/21, JPY (l)	723,600	6,516
-0.13%, 12/20/21, JPY (l)	807,800	7,275

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Gobierno Federal de los Estados Unidos Mexicanos
4.04%, 01/13/22, MXN (l)	8,395	4,110
Presidencia Da Republica Federativa Do Brasil
6.57%, 01/01/24, BRL (l)	25,250	4,192
Prime Minister's Office Singapore
0.36%, 07/16/21, SGD (l)	10,710	7,958
0.33%, 08/13/21, SGD (l)	1,520	1,129
0.31%, 08/20/21, SGD (l)	10,170	7,555
0.31%, 08/24/21, SGD (l)	9,560	7,101
The Arab Republic of Egypt
11.71%, 07/13/21, EGP (l)	17,500	1,110
12.56%, 08/10/21, EGP (l)	7,200	452
12.64%, 08/31/21, EGP (l)	14,100	879
11.60%, 09/07/21, EGP (l)	12,800	796
12.53%, 09/28/21, EGP (l)	8,000	494
11.22%, 12/07/21, EGP (l)	3,500	211
12.36%, 12/14/21, EGP (l)	16,000	963
11.18%, 12/21/21, EGP (l)	43,800	2,624
12.26%, 01/11/22, EGP (l)	10,100	602
11.71%, 02/15/22, EGP (l)	11,300	664
11.78%, 03/01/22, EGP (l)	5,200	304
12.00%, 03/22/22, EGP (l)	11,900	693
		63,380
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (j) (k)	129	129
Total Short Term Investments (cost $135,375)		134,455
Total Investments 97.6% (cost $645,164)		523,436
Other Derivative Instruments (0.5)%		(2,772)
Other Assets and Liabilities, Net 2.9%		15,578
Total Net Assets 100.0%		536,242

(a)  Treasury inflation indexed note, par amount is not adjusted for inflation.

(b)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(c)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(d)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $16,926 and 3.2% of the Fund.

(e)  All or a portion of the security was on loan as of June 30, 2021.

(f)  Non-income producing security.

(g)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(j) Investment in affiliate.

(k)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(l)  The coupon rate represents the yield to maturity.

JNL/Franklin Templeton Global Multisector Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Edcon Holdings Ltd. - Class B	02/27/17	11	—	—
Edcon Holdings Ltd. - Class A	02/28/17	95	—	—
		106	—	—

JNL/Franklin Templeton Global Multisector Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/JPY	HSB	07/12/21	JPY	(1,014,317)	(9,131)	(185)
AUD/JPY	JPM	07/13/21	JPY	(1,540,080)	(13,864)	(227)
CAD/EUR	CIT	08/03/21	EUR	(16,244)	(19,257)	1,188
CAD/EUR	HSB	08/03/21	EUR	(21,680)	(25,701)	1,505
CAD/EUR	HSB	11/03/21	EUR	(9,356)	(11,114)	162
CLP/USD	JPM	07/01/21	USD	408,370	556	(6)
CLP/USD	GSC	07/02/21	USD	500,300	681	(9)
CLP/USD	JPM	07/02/21	USD	804,340	1,095	(14)
CLP/USD	JPM	07/06/21	USD	1,403,830	1,911	(43)
CLP/USD	GSC	07/15/21	USD	930,600	1,267	(22)
CLP/USD	GSC	08/06/21	USD	2,868,741	3,903	(92)
CLP/USD	GSC	08/09/21	USD	500,300	680	1
CLP/USD	GSC	08/16/21	USD	1,632,406	2,220	(92)
CLP/USD	GSC	08/17/21	USD	1,562,617	2,125	(84)
CLP/USD	JPM	08/17/21	USD	3,172,800	4,314	(137)
CLP/USD	GSC	09/01/21	USD	2,134,725	2,901	(31)
CLP/USD	GSC	09/15/21	USD	2,889,029	3,925	(56)
CLP/USD	JPM	09/24/21	USD	1,623,660	2,206	18
CLP/USD	GSC	09/29/21	USD	420,260	571	(2)
CLP/USD	JPM	09/30/21	USD	2,617,700	3,555	(103)
CLP/USD	JPM	10/04/21	USD	1,403,830	1,906	3
CLP/USD	GSC	12/23/21	USD	844,930	1,143	(5)
CLP/USD	GSC	12/23/21	USD	844,930	1,143	8
CNY/USD	CIT	07/14/21	USD	43,430	6,716	61
CNY/USD	BOA	09/10/21	USD	32,929	5,071	(56)
CNY/USD	CIT	09/10/21	USD	50,901	7,838	(85)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Franklin Templeton Global Multisector Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CNY/USD	BOA	09/13/21	USD	39,480	6,078	(59)
CNY/USD	HSB	10/15/21	USD	47,025	7,222	147
CNY/USD	JPM	11/22/21	USD	71,403	10,940	(5)
CNY/USD	JPM	12/10/21	USD	19,534	2,989	(32)
CNY/USD	JPM	12/13/21	USD	65,439	10,013	(106)
CNY/USD	HSB	12/15/21	USD	47,333	7,241	(73)
EUR/JPY	DUB	10/15/21	JPY	(1,460,106)	(13,156)	24
EUR/JPY	HSB	10/25/21	JPY	(763,567)	(6,881)	69
EUR/USD	DUB	11/10/21	USD	9,100	10,812	(250)
INR/USD	HSB	07/12/21	USD	274,976	3,695	26
INR/USD	HSB	07/15/21	USD	286,793	3,853	70
INR/USD	HSB	07/19/21	USD	286,793	3,851	(18)
INR/USD	JPM	09/07/21	USD	234,571	3,132	14
INR/USD	CGM	09/08/21	USD	227,904	3,043	12
INR/USD	JPM	09/08/21	USD	303,417	4,051	(9)
INR/USD	CIT	09/09/21	USD	274,717	3,667	(40)
INR/USD	HSB	09/13/21	USD	275,745	3,679	(55)
INR/USD	CIT	09/15/21	USD	386,214	5,152	(94)
INR/USD	HSB	09/15/21	USD	202,109	2,696	(45)
INR/USD	CIT	11/10/21	USD	170,486	2,259	21
INR/USD	JPM	01/27/22	USD	233,908	3,071	41
JPY/AUD	HSB	07/12/21	AUD	(11,932)	(8,946)	8
JPY/AUD	JPM	07/13/21	AUD	(4,627)	(3,469)	(300)
JPY/AUD	JPM	07/13/21	AUD	(18,483)	(13,856)	72
JPY/EUR	DUB	10/15/21	EUR	(32,500)	(38,591)	(1,474)
JPY/EUR	HSB	10/25/21	EUR	(12,732)	(15,122)	(647)
JPY/USD	BNP	09/30/21	USD	3,200,000	28,827	(511)
KRW/USD	CIT	07/21/21	USD	4,776,100	4,241	(33)
KRW/USD	JPM	07/22/21	USD	4,815,100	4,275	(43)
KRW/USD	JPM	07/26/21	USD	4,717,200	4,188	(41)
KRW/USD	CIT	08/02/21	USD	16,565,800	14,707	(161)
KRW/USD	BNP	08/03/21	USD	16,369,400	14,533	(174)
KRW/USD	CIT	09/03/21	USD	16,730,000	14,852	(56)
KRW/USD	CIT	09/07/21	USD	6,330,000	5,619	(32)
KRW/USD	GSC	12/06/21	USD	10,540,000	9,352	(82)
MXN/USD	CIT	07/08/21	USD	307,792	15,430	(90)
NOK/EUR	DUB	09/15/21	EUR	(1,922)	(2,281)	120
NOK/EUR	DUB	06/15/22	EUR	(2,028)	(2,421)	(33)
NOK/EUR	DUB	06/16/22	EUR	(3,100)	(3,702)	(50)
NOK/EUR	DUB	06/20/22	EUR	(11,752)	(14,032)	(99)
NZD/USD	BOA	09/21/21	USD	2,520	1,760	(27)
NZD/USD	JPM	12/20/21	USD	8,300	5,793	(128)
NZD/USD	CIT	12/21/21	USD	2,970	2,073	(32)
NZD/USD	JPM	12/21/21	USD	2,970	2,073	(27)
RUB/USD	JPM	09/08/21	USD	52,065	704	19
RUB/USD	MSC	09/08/21	USD	336,771	4,554	122
RUB/USD	JPM	09/09/21	USD	73,054	988	17
RUB/USD	DUB	09/13/21	USD	349,298	4,719	83
RUB/USD	DUB	09/14/21	USD	223,847	3,024	49
RUB/USD	JPM	12/06/21	USD	39,501	525	—
RUB/USD	MSC	12/06/21	USD	543,875	7,231	(2)
RUB/USD	JPM	12/07/21	USD	73,054	971	(3)
RUB/USD	DUB	12/15/21	USD	334,266	4,437	31
RUB/USD	DUB	03/11/22	USD	221,721	2,901	(46)
SEK/EUR	DUB	07/15/21	EUR	(1,601)	(1,897)	14
SEK/EUR	DUB	09/15/21	EUR	(1,692)	(2,007)	27
SEK/EUR	DUB	09/16/21	EUR	(1,494)	(1,773)	1
SEK/EUR	DUB	10/18/21	EUR	(5,454)	(6,476)	(8)
SEK/EUR	DUB	10/19/21	EUR	(5,452)	(6,474)	(6)
SEK/EUR	DUB	11/17/21	EUR	(4,808)	(5,714)	11
SEK/EUR	DUB	12/13/21	EUR	(7,317)	(8,701)	(70)
SEK/EUR	DUB	12/16/21	EUR	(5,878)	(6,991)	(33)
SEK/EUR	JPM	12/17/21	EUR	(662)	(788)	(4)
SEK/EUR	DUB	06/15/22	EUR	(1,720)	(2,053)	(16)
SGD/USD	MSC	07/22/21	USD	1,100	817	(11)
SGD/USD	MSC	10/21/21	USD	1,390	1,033	(9)
SGD/USD	CIT	10/26/21	USD	1,110	825	(11)
USD/AUD	CIT	08/16/21	AUD	(11,370)	(8,525)	374
USD/AUD	HSB	11/17/21	AUD	(11,362)	(8,523)	266
USD/AUD	JPM	11/18/21	AUD	(11,360)	(8,521)	254
USD/CLP	JPM	07/01/21	CLP	(408,370)	(556)	(5)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Franklin Templeton Global Multisector Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CLP	GSC	07/02/21	CLP	(500,300)	(681)	(1)
USD/CLP	JPM	07/02/21	CLP	(804,340)	(1,095)	(10)
USD/CLP	JPM	07/06/21	CLP	(1,403,830)	(1,911)	(5)
USD/EUR	CIT	10/21/21	EUR	(3,260)	(3,871)	41
USD/EUR	CIT	10/22/21	EUR	(3,260)	(3,872)	69
USD/EUR	CIT	10/26/21	EUR	(3,240)	(3,848)	67
USD/EUR	DUB	11/10/21	EUR	(11,100)	(13,189)	189
USD/JPY	BNP	09/30/21	JPY	(3,200,000)	(28,827)	753
USD/MXN	CIT	07/08/21	MXN	(307,793)	(15,430)	(1,102)
USD/MXN	CIT	08/13/21	MXN	(8,631)	(431)	(8)
USD/MXN	CIT	08/23/21	MXN	(572,334)	(28,523)	(1,400)
USD/MXN	CIT	10/01/21	MXN	(153,897)	(7,629)	48
USD/MXN	CIT	11/01/21	MXN	(153,897)	(7,596)	48
					(73,803)	(2,772)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Government And Agency Obligations	—	388,981	—	388,981
Corporate Bonds And Notes	—	—	—	—
Common Stocks	—	—	—	—
Short Term Investments	71,075	63,380	—	134,455
	71,075	452,361	—	523,436
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	6,053	—	6,053
	—	6,053	—	6,053
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(8,825)	—	(8,825)
	—	(8,825)	—	(8,825)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Growth Allocation Fund
COMMON STOCKS 71.9%
United States of America 46.7%
10X Genomics, Inc. (a)	2	470
3M Company	9	1,728
Abbott Laboratories	27	3,140
AbbVie Inc.	46	5,159
ABIOMED, Inc. (a)	—	71
Activision Blizzard, Inc. (a)	7	694
Adobe Inc. (a)	7	4,240
Agilent Technologies, Inc.	11	1,581
Air Products & Chemicals Inc.	17	4,793
Airbnb, Inc. - Class A (a)	2	306
Akamai Technologies, Inc. (a)	1	96
Albemarle Corporation	14	2,334
Alexion Pharmaceuticals Inc. (a)	5	828
Align Technology Inc. (a)	—	280
Allegion Public Limited Company	5	750
Alliant Energy Corporation (a)	3	155
Allison Systems, Inc.	1	45
Alphabet Inc. - Class A (a)	4	10,160
Alphabet Inc. - Class C (a)	3	7,038
Altria Group, Inc.	26	1,230
Amazon.com Inc. (a)	4	14,280
Amdocs Limited	2	134
Ameren Corporation	2	187
American Electric Power Co. Inc. (a)	20	1,700
American National Group, Inc. (a)	—	14
American Water Works Co. Inc.	5	764
American Well Corporation - Class A (a)	4	50
AMETEK, Inc.	5	635
Amgen Inc. (a)	15	3,652
Amphenol Corp. - Class A	21	1,418
Analog Devices, Inc. (a)	31	5,380
AO Smith Corp.	5	351
Apple Inc. (a)	126	17,325
Applied Materials Inc. (a)	14	1,997
AppLovin Corporation - Class A (a) (b)	2	150
Aptiv PLC (a)	4	692
Arista Networks, Inc. (a)	—	111
Array Technologies, Inc. (a)	23	360
Aspen Technology, Inc. (a)	1	95
Associated Banc-Corp	—	9
AT&T Inc. (a)	25	724
Atmos Energy Corp.	1	135
Autodesk, Inc. (a)	6	1,689
Automatic Data Processing Inc. (a)	7	1,332
AutoZone Inc. (a)	—	551
Avalara, Inc. (a)	5	803
Avery Dennison Corp.	—	93
Bank of America Corp.	81	3,346
Becton, Dickinson and Company	9	2,246
Berkshire Hathaway Inc. - Class B (a)	4	1,151
Best Buy Co. Inc.	9	1,092
Bill.Com Holdings Inc. (a)	8	1,447
Biogen Inc. (a)	2	706
Bio-Rad Laboratories, Inc. - Class A (a)	—	218
BlackRock, Inc.	2	1,675
Booking Holdings Inc. (a)	—	547
Booz Allen Hamilton Holding Corporation - Class A	1	104
Boston Beer Co. Inc. - Class A (a)	—	52
Bristol-Myers Squibb Company	59	3,949
Broadcom Inc. (a)	—	160
Broadridge Financial Solutions, Inc.	2	249
Brown-Forman Corp. - Class A	1	44
Brown-Forman Corp. - Class B	13	983
BWXT Government Group, Inc.	11	620
C.H. Robinson Worldwide, Inc. (a)	2	173
Cable One, Inc.	—	629
Cabot Oil & Gas Corp.	13	232
Cadence Design Systems Inc. (a)	22	2,948
Campbell Soup Company	1	45
Capital One Financial Corporation	9	1,403
Carlisle Cos. Inc.	4	815
Carter's Inc. (a)	1	55
Casey's General Stores Inc. (a)	—	84
Catalent Inc. (a)	22	2,425
Caterpillar Inc.	5	990
CBRE Group, Inc. - Class A (a)	4	322
Celanese Corp. - Class A	2	297
Cerner Corp. (a)	21	1,647
Certara, Inc. (a)	2	51
Charles River Laboratories International Inc. (a)	—	179
Chemed Corporation	—	87
Chevron Corporation	53	5,588
Chipotle Mexican Grill Inc. (a)	—	181
Church & Dwight Co. Inc.	3	275
Cintas Corp. (a)	6	2,164
Cirrus Logic Inc. (a)	—	24
Cisco Systems, Inc. (a)	40	2,110
Citigroup Inc.	27	1,910
Citizens Financial Group Inc.	27	1,246
Citrix Systems Inc. (a)	1	138
CMS Energy Corp.	3	151
Cognex Corp. (a)	3	218
Cognizant Technology Solutions Corp. - Class A (a)	8	552
Coinbase Global, Inc. - Class A (a)	—	101
Colgate-Palmolive Co.	41	3,375
Comcast Corporation - Class A (a)	54	3,104
Consolidated Edison, Inc.	4	280
Constellation Brands, Inc. - Class A	4	935
Copart Inc. (a)	3	346
CoreSite Realty Corporation	—	27
CoStar Group, Inc. (a)	9	712
Costco Wholesale Corporation (a)	2	744
Crown Castle International Corp.	8	1,563
Cummins Inc.	2	477
CVS Health Corporation	25	2,090
D.R. Horton, Inc.	4	358
Danaher Corporation	13	3,366
Danimer Scientific, L.L.C. - Class A (a) (b)	2	40
Deciphera Pharmaceuticals, Inc. (a)	4	146
Deere & Company	6	1,979
Dell Technology Inc. - Class C (a)	1	79
DexCom Inc. (a)	—	183
Discover Financial Services	1	155
Dollar General Corporation	3	663
Dominion Energy, Inc.	26	1,902
Domino's Pizza, Inc.	1	567
Donaldson Co. Inc.	10	638
Dover Corporation	11	1,728
Dow Inc.	19	1,212
DTE Energy Company	6	732
Duck Creek Technologies, Inc. (a)	—	17
Duke Energy Corporation	25	2,468
DXC Technology Company (a)	30	1,184
Eastman Chemical Co.	1	159
Eaton Corporation Public Limited Company	2	333
eBay Inc. (a)	2	137
Ecolab Inc.	12	2,529
Edison International	30	1,735
Edwards Lifesciences Corporation (a)	9	895
Electronic Arts Inc.	6	796
Eli Lilly & Co.	19	4,365
Emerson Electric Co.	12	1,167
Enphase Energy, Inc. (a)	1	210
EOG Resources, Inc.	44	3,665
EPR Properties (a)	1	51
Equifax Inc.	4	860
Erie Indemnity Company - Class A (a)	4	721
Estee Lauder Cos. Inc. - Class A	4	1,358
Evercore Inc. - Class A	—	28
Evergy, Inc.	2	129
Eversource Energy	4	289
Exelixis, Inc. (a)	3	61
Exelon Corporation (a)	15	674
Expeditors International of Washington Inc. (a)	2	284
Extra Space Storage Inc.	1	228
Exxon Mobil Corporation	114	7,221

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
F5 Networks, Inc. (a)	1	151
Facebook, Inc. - Class A (a)	24	8,375
FactSet Research Systems Inc.	1	173
Fair Isaac Corporation (a)	—	71
Fastenal Co. (a)	28	1,454
Fidelity National Information Services, Inc.	1	151
Fifth Third Bancorp (a)	4	147
Flowers Foods Inc.	2	58
Foot Locker, Inc.	2	97
Fortinet, Inc. (a)	1	159
Fortive Corporation	8	534
Fortune Brands Home & Security, Inc.	2	155
Fox Corporation - Class A (a)	5	182
Fox Corporation - Class B (a)	10	366
FTI Consulting Inc. (a)	—	24
Gaming and Leisure Properties, Inc. (a)	—	1
Generac Holdings Inc. (a)	1	324
General Dynamics Corporation	7	1,342
General Mills, Inc.	8	492
Gentex Corp. (a)	4	116
Genuine Parts Co.	1	154
Gilead Sciences, Inc. (a)	12	848
Graco Inc.	2	159
GrafTech International Ltd.	1	6
Grand Canyon Education, Inc. (a)	—	21
Guardant Health, Inc. (a)	1	137
H & R Block, Inc.	35	821
Haemonetics Corp. (a)	7	468
Halliburton Company	7	151
Hanesbrands Inc.	3	56
Hawaiian Electric Industries Inc.	1	55
HCA Healthcare, Inc.	7	1,440
Hershey Co.	2	380
Hewlett Packard Enterprise Company	87	1,274
Honeywell International Inc. (a)	23	5,085
Horizon Therapeutics Public Limited Company (a)	1	96
Hormel Foods Corp.	4	180
Host Hotels & Resorts, Inc. (a)	9	154
HP Inc.	105	3,171
Hubbell Inc.	—	29
Humana Inc.	1	299
Huntington Ingalls Industries Inc.	3	636
Huntsman Corp.	1	28
IDEXX Laboratories, Inc. (a)	6	3,831
IHS Markit Ltd.	7	755
Illinois Tool Works Inc.	10	2,304
Illumina, Inc. (a)	5	2,219
Ingersoll Rand Inc. (a)	7	337
Ingredion Inc.	1	73
Intel Corporation (a)	63	3,524
Intercontinental Exchange, Inc.	10	1,184
International Business Machines Corporation	18	2,692
International Paper Company	1	73
Interpublic Group of Cos. Inc.	9	296
Intuit Inc. (a)	15	7,197
Intuitive Surgical, Inc. (a)	3	3,127
Invesco Ltd.	27	723
Iovance Biotherapeutics Inc. (a)	3	73
Jack Henry & Associates Inc. (a)	1	168
JB Hunt Transport Services Inc. (a)	5	862
Jefferies Financial Group Inc.	1	39
JM Smucker Co.	1	152
Johnson & Johnson	57	9,350
Johnson Controls International Public Limited Company	29	1,988
JPMorgan Chase & Co.	29	4,568
Kellogg Co.	2	157
KeyCorp	45	935
Keysight Technologies, Inc. (a)	5	766
Kimco Realty Corporation	12	245
KLA-Tencor Corp. (a)	2	642
L Brands, Inc.	15	1,059
Laboratory Corporation of America Holdings (a)	5	1,438
Lam Research Corp. (a)	2	1,021
Lamb Weston Holdings Inc.	6	450
Landstar System Inc. (a)	—	78
Las Vegas Sands Corp. (a)	17	906
Lazard Ltd - Class A	1	63
Lennar Corporation - Class A	4	352
Lennox International Inc.	—	104
Lincoln Electric Holdings Inc. (a)	—	39
Lincoln National Corporation	2	141
LKQ Corporation (a)	3	156
Lockheed Martin Corporation	11	4,267
Lowe`s Companies, Inc.	17	3,277
Lululemon Athletica Inc. (a)	1	535
Lumen Technologies Inc.	3	44
LyondellBasell Industries N.V. - Class A	20	2,086
ManpowerGroup Inc.	6	654
Maravai LifeSciences Holdings, Inc. - Class A (a)	3	120
MarketAxess Holdings Inc. (a)	1	665
Marqeta, Inc. - Class A (a)	6	177
Martin Marietta Materials Inc.	3	1,104
Masco Corporation	3	158
MasterCard Incorporated - Class A	13	4,607
Match Group Holdings II, LLC (a)	6	897
Match Group, Inc. (a)	2	318
Maxim Integrated Products, Inc. (a)	6	636
McCormick & Co. Inc.	14	1,260
McDonald's Corporation	11	2,614
Merck & Co., Inc.	72	5,602
Mercury Systems Inc. (a)	6	391
MetLife, Inc.	34	2,054
Mettler-Toledo International Inc. (a)	4	6,064
Micron Technology, Inc. (a)	32	2,748
Microsoft Corporation (a)	97	26,263
Mirati Therapeutics, Inc. (a)	2	323
Monolithic Power Systems Inc. (a)	4	1,377
Monster Beverage 1990 Corporation (a)	41	3,714
Moody's Corp.	2	718
Morgan Stanley	22	2,003
Morningstar Inc. (a)	—	61
Motorola Solutions Inc.	2	445
MSC Industrial Direct Co. - Class A	1	50
NASDAQ Inc. (a)	6	1,132
National Retail Properties, Inc.	2	104
NetApp, Inc. (a)	3	235
Netflix, Inc. (a)	1	571
Neurocrine Biosciences, Inc. (a)	3	254
NewMarket Corp.	—	31
Newmont Corporation	4	254
NextEra Energy, Inc.	27	1,977
NIKE, Inc. - Class B	35	5,338
NiSource Inc.	6	153
Norfolk Southern Corporation	5	1,354
Northrop Grumman Systems Corp.	10	3,570
Nu Skin Enterprises, Inc. - Class A	1	35
Nucor Corporation	21	2,062
NVIDIA Corporation (a)	5	4,185
NVR, Inc. (a)	—	204
Okta, Inc. - Class A (a)	2	489
Old Dominion Freight Line Inc. (a)	2	503
Omega Healthcare Investors, Inc.	1	24
Omnicom Group Inc.	3	221
Oracle Corporation	45	3,465
O'Reilly Automotive, Inc. (a)	1	709
Organon & Co. (a)	7	214
Otis Worldwide Corporation	6	462
PACCAR Inc.	3	251
Packaging Corporation of America	1	147
Paychex Inc. (a)	4	482
Paycom Software, Inc. (a)	2	545
Paymentus Holdings, Inc. - Class A (a) (b)	3	99
Paypal Holdings, Inc. (a)	5	1,574
Pentair Public Limited Company	17	1,127
People's United Financial Inc. (a)	1	22
PepsiCo, Inc. (a)	43	6,314
Pfizer Inc.	43	1,669
Philip Morris International Inc.	52	5,135
Pool Corporation (a)	1	238

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
PPL Corporation	13	357
Premier Healthcare Solutions, Inc. - Class A	1	22
Procore Technologies, Inc. (a) (b)	1	47
Procter & Gamble Co. (a)	42	5,726
Progressive Corp.	3	299
PTC Inc. (a)	9	1,275
PTC Therapeutics, Inc. (a)	3	114
Public Service Enterprise Group Inc.	9	534
Public Storage	11	3,312
Pulte Homes Inc.	5	277
Qorvo, Inc. (a)	1	168
Qualcomm Incorporated (a)	9	1,318
Qualtrics International Inc. - Class A (a)	1	50
Quest Diagnostics Incorporated	2	215
Quidel Corporation (a)	—	15
Qurate Retail, Inc. - Series A (a)	1	15
Raytheon BBN Technologies Corp.	59	5,037
Realty Income Corporation	4	271
Regeneron Pharmaceuticals, Inc. (a)	2	1,065
Reliance Steel & Aluminum Co.	—	68
Republic Services Inc.	6	654
ResMed Inc.	2	449
Robert Half International Inc.	9	804
Rockwell Automation Inc.	2	440
Rollins Inc.	16	531
Roper Technologies, Inc.	10	4,648
Ross Stores Inc. (a)	20	2,429
S&P Global Inc.	7	2,715
Salesforce.Com, Inc. (a)	4	1,021
Santander Consumer USA Holdings Inc.	1	40
Schneider National, Inc. - Class B	—	7
Seer, Inc. - Class A (a) (b)	—	10
SEI Investments Co. (a)	1	82
Sempra Energy	1	155
ServiceNow, Inc. (a)	7	3,819
Sherwin-Williams Co.	4	1,194
Simon Property Group, Inc.	3	450
Skyworks Solutions, Inc. (a)	9	1,685
Snap-On Inc.	2	447
Snowflake Inc. - Class A (a)	2	580
Sonoco Products Co.	1	82
Southern Copper Corporation	—	15
Southwest Airlines Co. (a)	3	139
Spirit Realty Capital, Inc.	1	65
Sprouts Farmers Market, Inc. (a)	1	31
Stanley Black & Decker, Inc.	6	1,260
Starbucks Corporation (a)	1	157
Steel Dynamics Inc. (a)	2	117
Steris Limited	1	172
STORE Capital Corp.	3	89
Stryker Corporation	17	4,380
Synchrony Financial	12	597
Synopsys Inc. (a)	5	1,277
Sysco Corp.	2	153
T. Rowe Price Group, Inc. (a)	13	2,581
Target Corporation	22	5,217
Teleflex Incorporated	4	1,527
Teradyne Inc. (a)	2	227
Tesla Inc. (a)	—	179
Texas Instruments Incorporated (a)	53	10,229
The Bank of New York Mellon Corporation	6	297
The Charles Schwab Corporation	22	1,600
The Clorox Company	2	343
The Coca-Cola Company	67	3,603
The Goldman Sachs Group, Inc.	10	3,732
The Home Depot, Inc.	13	4,185
The Kroger Co.	58	2,212
The PNC Financial Services Group, Inc.	16	3,006
The Southern Company	62	3,773
The Western Union Company	1	30
Thermo Fisher Scientific Inc.	4	1,988
TJX Cos. Inc.	11	763
T-Mobile USA, Inc. (a)	1	163
Toro Co.	1	159
Tractor Supply Co. (a)	3	472
Tradeweb Markets Inc. - Class A (a)	7	567
Trane Technologies Public Limited Company	9	1,570
TransDigm Group Inc. (a)	—	156
Trex Company, Inc. (a)	1	64
Truist Financial Corporation	33	1,810
Twilio Inc. - Class A (a)	4	1,402
Tyler Technologies Inc. (a)	2	717
Tyson Foods Inc. - Class A	4	263
U.S. Bancorp	23	1,289
Uber Technologies, Inc. (a)	8	378
Union Pacific Corporation	22	4,921
United Parcel Service Inc. - Class B	26	5,396
United Rentals Inc. (a)	—	150
UnitedHealth Group Incorporated	10	4,113
Unum Group	5	143
Valvoline, Inc.	2	49
Veeva Systems Inc. - Class A (a)	3	787
Verisk Analytics, Inc. (a)	11	1,926
Verizon Communications Inc.	62	3,474
Vertex Pharmaceuticals Incorporated (a)	5	1,079
VICI Properties Inc. (b)	2	50
Vimeo Holdings, Inc. (a)	3	162
Visa Inc. - Class A	24	5,631
VMware, Inc. - Class A (a) (b)	—	60
Vontier Corporation	3	108
W. W. Grainger, Inc.	4	1,844
W.P. Carey Inc.	2	138
Walgreens Boots Alliance, Inc. (a)	8	441
Walmart Inc.	24	3,413
Walt Disney Co.	16	2,813
Waters Corp. (a)	4	1,219
Watsco Inc.	—	111
WEC Energy Group Inc.	2	141
Wells Fargo & Company	11	489
West Pharmaceutical Services Inc.	9	3,128
Weyerhaeuser Company	51	1,767
Williams-Sonoma Inc.	1	176
Workday, Inc. - Class A (a)	6	1,316
Wynn Resorts Ltd. (a)	1	144
Xcel Energy Inc. (a)	9	567
Xerox Holdings Corporation	1	21
Xilinx, Inc. (a)	3	488
Xylem Inc.	3	408
Yum! Brands, Inc.	6	693
Zoetis Inc. - Class A	2	455
		562,013
United Kingdom 3.6%
3i Group plc	44	713
Admiral Group PLC	8	338
Allfunds Group Limited (a)	18	322
AlphaWave IP Group PLC (a)	18	90
Anglo American PLC	5	206
Ascential Group Limited (a)	330	1,896
AstraZeneca Plc	7	890
AstraZeneca PLC - ADR (a) (b)	15	870
Atlassian Corporation PLC - Class A (a)	1	355
Auto Trader Group PLC	38	330
AVEVA Group plc	36	1,846
BAE Systems PLC	129	929
Barclays PLC	716	1,697
Barratt Developments Plc	43	409
boohoo Group PLC (a)	420	1,803
BP Plc - ADR (b)	22	581
BP Plc	527	2,298
BT Group Plc	98	264
Burberry Group PLC	4	109
Evraz PLC	35	284
Experian PLC	46	1,772
Ferguson PLC	17	2,395
Fiat Chrysler Automobiles N.V. (a)	46	912
Hargreaves Lansdown PLC	12	269
Hikma Pharmaceuticals Public Limited Company	51	1,722
Imperial Brands PLC	67	1,450
Informa Switzerland Limited (a)	77	534

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Intermediate Capital Group PLC	69	2,028
International Consolidated Airlines Group, S.A. (a)	226	547
Kingfisher Plc	121	608
Linde Public Limited Company	16	4,754
Next PLC (a)	6	630
Nvent Electric Public Limited Company	19	589
Persimmon Plc	3	106
Rio Tinto Plc	11	881
Rio Tinto PLC - ADR	24	2,013
Rolls-Royce Holdings plc (a)	365	501
Standard Chartered Plc	214	1,363
Taylor Wimpey Plc	71	155
The Sage Group PLC.	160	1,514
Unilever PLC	32	1,855
		42,828
Japan 3.1%
Aisin Seiki Co. Ltd.	3	107
Asahi Glass Co. Ltd. (b)	14	583
Astellas Pharma Inc.	13	218
Brother Industries Ltd.	12	245
CyberAgent Inc.	88	1,885
Dainippon Sumitomo Pharma Co. Ltd.	6	132
Fujitsu Ltd.	7	1,218
Hakuhodo DY Holdings Incorporated	16	246
Hitachi Ltd.	49	2,788
Honda Motor Co. Ltd.	41	1,305
Hoya Corp.	8	1,082
Iida Group Holdings Co., Ltd.	11	273
Inpex Corporation	37	276
Isuzu Motors Ltd.	89	1,173
Kakaku.com Inc.	3	90
KDDI Corp.	30	932
Keyence Corp.	1	303
Kirin Holdings Co. Ltd. (b)	22	424
Komatsu Ltd.	30	742
Kurita Water Industries Ltd.	2	101
Lawson Inc.	3	158
Makita Corp.	4	188
Marubeni Corp.	109	953
Mitsubishi Chemical Holdings Corporation	28	232
Mitsubishi Electric Corp.	67	970
Mitsubishi Gas Chemical Co. Inc.	11	231
Mitsubishi UFJ Financial Group Inc.	57	309
Mitsui & Co. Ltd.	9	199
Mitsui Chemicals Inc.	13	450
Mitsui Fudosan Co. Ltd.	10	236
NEC Electronics Corp. (a)	15	158
Nintendo Co. Ltd.	2	870
Nippon Express Co. Ltd.	5	343
Nippon Telegraph & Telephone Corp.	57	1,494
Nitto Denko Corp.	10	724
Nomura Real Estate Master Fund. Inc.	—	114
OJI Holdings Corp.	59	341
Olympus Corp.	10	197
Osaka Gas Co. Ltd.	27	499
Otsuka Holdings Co., Ltd. (b)	9	373
Persol Holdings Co., Ltd.	6	119
Sekisui House Ltd.	28	582
Seria Co., Ltd.	17	646
Sony Corp.	14	1,336
Sumitomo Chemical Co. Ltd.	46	247
Sumitomo Metal Mining Co. Ltd.	34	1,314
Sumitomo Mitsui Financial Group Inc.	63	2,184
Sundrug Co. Ltd.	26	824
Taisei Corp.	26	855
Takeda Pharmaceutical Co. Ltd.	47	1,566
Tokyo Broadcasting System Holdings,Inc.	21	321
Tokyo Electron Ltd.	2	953
Tokyo Gas Co. Ltd.	26	485
Tosoh Corp.	37	641
Toyota Industries Corp.	6	505
Toyota Motor Corp.	12	1,066
Yamada Denki Co. Ltd.	49	227
ZOZO, Inc.	5	166
		37,199
China 2.8%
Alibaba Group Holding Limited (a) (c)	71	2,012
Alibaba Group Holding Limited - ADR (a)	22	5,074
A-Living Services Co., Ltd. - Class H (c)	21	107
ANTA Sports Products Limited	11	259
Autohome Inc. - Class A - ADR	3	217
Baidu.com - Class A - ADR (a)	4	877
Bank of Beijing Co., Ltd. - Class A (a)	171	129
BOE Technology Group Co., Ltd. - Class A (a)	274	265
China Hongqiao Group Limited	212	288
China Lesso Group Holdings Limited	88	217
China Medical System Holdings Limited	147	388
China Merchants Bank Co., Ltd. - Class A (a)	43	362
China Merchants Bank Co., Ltd. - Class H	43	371
China Overseas Land & Investment Ltd.	226	514
China Shenhua Energy Company Limited - Class A (a)	45	135
China Shenhua Energy Company Limited - Class H	425	835
China Traditional Chinese Medicine Holdings Co. Ltd. (a)	352	241
China Yuhua Education Group Co., Ltd (c)	82	74
Country Garden Services Holdings Company Limited (a)	31	335
CSPC Pharmaceutical Group Ltd.	203	294
Daqo New Energy Corp. - ADR (a)	3	182
Dragon Delight Holdings Company Limited (b)	128	192
ENN Energy Holdings Ltd.	22	413
Far East Horizon Limited	271	285
GF Securities Co., Ltd. - Class A (a)	48	113
GF Securities Co., Ltd. - Class H	173	225
Haitian International Holdings Limited	86	289
Hengsheng Chemical Industry Co., Ltd. - Class A (a)	17	83
Hithink Royalflush Information Network Co., Ltd - Class A	4	75
Hua Xia Bank Co., Limited - Class A (a)	104	100
Industrial Bank Co., Ltd. - Class A (a)	165	525
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A (a)	7	94
Jiangsu Hengrui Medicine Co., Ltd. - Class A (a)	18	190
Lenovo Group Ltd.	648	744
Li Ning Company Limited	18	220
LONGi Green Energy Technology Co., Ltd. - Class A	29	403
Lufax Holding Ltd - ADR (a)	24	267
Meituan Dianping - Class B (a) (c)	23	958
Midea Group Co., Ltd. - Class A (a)	29	317
Momo Inc. - Class A - ADR (a)	16	242
NetEase, Inc. - ADR (a)	8	934
People's Insurance Company (Group) of China Limited, The - Class H	602	201
Pharmaron Beijing Co., Ltd. - Class H (c)	12	313
PICC Property & Casualty Co. Ltd. - Class H	376	329
Pinduoduo Inc. - ADR (a)	2	267
Ping An Insurance (Group) Co of China Ltd - Class A (a)	82	818
SANY Heavy Industry Co., Ltd. - Class A (a)	69	312
Shenzhen Inovance technology Co., Ltd. - Class A (a)	14	166
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	6	432
Sinopec Engineering (Group) Co., Ltd. - Class H	833	540
Sinopharm Group Co. Ltd. - Class H	165	493
Sunac China Holdings Limited	44	151
TAL Education Group - Class A - ADR (a)	46	1,161
Tencent Holdings Limited	56	4,208
Topsports International Holdings Limited (c)	164	270
Travelsky Technology Ltd. - Class H	49	106
Uni-President China Holdings Ltd	174	192
Vipshop (China) Co., Ltd. - ADR (a)	13	261
Wanhua Chemical Group Co.,Ltd. - Class A (a)	26	433
Weichai Power Co., Ltd. - Class A (a)	49	136
WuXi AppTec Co., Ltd. - Class H (b) (c)	18	428
Wuxi Biologics Cayman Inc (a) (c)	85	1,557

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Xinyi Solar Holdings Limited	46	100
Yum China Holdings, Inc.	6	411
Zoomlion Heavy Industry Science and Technology Co.,Ltd - Class A (a)	58	83
		33,213
Germany 1.8%
BASF SE - Class N	13	991
Bayer AG - Class N	30	1,810
Bayerische Motoren Werke AG	12	1,246
Continental AG (a)	6	815
Covestro AG (c)	16	1,048
CTS Eventim AG & Co. KGaA (a)	27	1,689
Daimler AG - Class N	11	957
Deutsche Boerse AG - Class N	9	1,484
Deutsche Post AG - Class N	18	1,229
Deutsche Telekom AG - Class N	38	798
E.ON SE - Class N	149	1,721
Fresenius Medical Care AG & Co. KGaA	14	1,151
Fresenius SE & Co. KGaA	3	151
LEG Immobilien AG	4	577
MTU Aero Engines AG - Class N	9	2,156
SAP SE	5	749
Siemens AG - Class N	3	540
Siemens Healthineers AG (c)	4	232
Symrise AG	12	1,742
Zalando SE (a) (c)	2	217
		21,303
Netherlands 1.7%
Adyen B.V. (a) (c)	1	3,248
ASML Holding - ADR (a)	3	2,097
ASML Holding	4	2,475
CNH Industrial N.V. (a)	16	260
ING Groep N.V.	161	2,137
Just Eat Takeaway.Com N.V. (a) (b) (c)	12	1,142
Koninklijke Ahold Delhaize N.V.	11	318
Koninklijke DSM N.V.	11	1,998
Koninklijke Philips N.V.	5	232
NN Group N.V.	7	345
NXP Semiconductors N.V.	11	2,189
Randstad NV	8	625
Royal Dutch Shell PLC - Class A - ADR (b)	15	606
Royal Dutch Shell PLC - Class B	68	1,321
SBM Offshore N.V. (b)	69	1,050
Wolters Kluwer NV - Class C	6	650
		20,693
South Korea 1.3%
DB Insurance Co. Ltd.	3	136
Hana Financial Group Inc.	34	1,383
Hankook Tire & Technology Co,. Ltd.	10	446
Honam Petrochemical Corp.	2	454
Hyundai Glovis Co., Ltd.	1	135
KB Financial Group Inc.	46	2,273
Kia Motors Corp.	6	516
Korea Investment Holdings Co. Ltd.	3	240
Kumho Petro chemical Co. Ltd.	2	432
Lotte Corp.	4	126
MERITZ Securities Co. Ltd.	18	77
POSCO	2	657
Samsung Card Co., Ltd.	4	113
Samsung Electronics Co. Ltd.	74	5,335
Samsung Life Insurance Co., Ltd.	2	148
Shinhan Financial Group Co. Ltd.	47	1,695
SK Hynix Inc.	9	1,061
		15,227
Taiwan 1.1%
ASE Technology Holding Co., Ltd.	144	580
Cathay Financial Holding Co. Ltd.	171	331
China Life Insurance Company Limited	262	248
Evergreen Marine Corp Taiwan Ltd.	174	1,242
Fubon Financial Holding Co. Ltd.	489	1,300
Giant Manufacturing Co. Ltd.	11	126
Hon Hai Precision Industry Co. Ltd.	208	839
Innolux Corporation	369	277
MediaTek Inc.	8	277
Novatek Microelectronics Corp.	38	682
Pou Chen Corp.	324	457
Realtek Semiconductor Corp.	17	308
Synnex Technology International Corp.	87	159
Taiwan Semiconductor Manufacturing Co. Ltd.	310	6,629
		13,455
Ireland 1.1%
Accenture Public Limited Company - Class A	29	8,688
James Hardie Industries Public Limited Company - CDI (a)	3	115
Keywords Studios PLC (a)	50	1,727
Medtronic Public Limited Company	21	2,613
		13,143
Switzerland 0.9%
Adecco Group AG - Class N	11	748
Alcon AG	24	1,684
EMS-Chemie Holding AG	—	374
Garmin Ltd. (a)	2	273
Geberit AG - Class N	2	1,209
Julius Bar Gruppe AG - Class N	1	82
Logitech International S.A. - Class N	4	495
Nestle SA - Class N	9	1,129
Partners Group Holding AG	1	1,666
Sonova Holding AG	2	812
TE Connectivity Ltd.	14	1,832
UBS Group AG	77	1,183
		11,487
France 0.9%
BNP Paribas SA	23	1,470
Cie de Saint-Gobain	12	767
CNP Assurances SA	12	205
Dassault Aviation SA	1	644
IPSEN	3	276
L'Oreal SA	5	2,147
Pernod-Ricard SA	3	682
Publicis Groupe SA	2	136
Sanofi SA	4	451
Sartorius Stedim Biotech	1	610
Total SA (b)	20	887
Total SA - ADR	31	1,403
Valeo	21	622
		10,300
Hong Kong 0.8%
Agile Group Holdings Limited (b)	156	202
AIA Group Limited	127	1,584
Bosideng International Holdings Limited	430	308
Budweiser Brewing Company APAC Limited (c)	24	76
China Molybdenum Co.,Ltd - Class H	228	136
CK Asset Holdings Limited	187	1,286
CK Hutchison Holdings Limited	278	2,167
Dali Foods Group Company Limited (c)	271	162
Henderson Land Development Co. Ltd.	99	469
Hong Kong Exchanges & Clearing Ltd.	6	364
Kingboard Chemical Holdings Ltd.	89	494
Sun Hung Kai Properties Ltd.	56	833
Swire Pacific Ltd. - Class A (b)	83	566
Techtronic Industries Company Limited	29	515
WH Group Limited (c)	91	82
Xinyi Glass Holdings Limited	74	302
Zhongsheng Group Holdings Limited	27	225
		9,771
Denmark 0.8%
A P Moller - Maersk A/S - Class A	—	562
Coloplast A/S - Class B	4	604
DSV Panalpina A/S	9	1,985
Genmab A/S (a)	4	1,551
GN Store Nord A/S	18	1,619
Novo Nordisk A/S - Class B	17	1,437
Pandora A/S (a)	2	323
SimCorp A/S	11	1,382
		9,463

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
India 0.8%
Adani Ports and Special Economic Zone Limited	43	405
Ambuja Cements Limited	21	98
Apollo Hospitals Enterprise Limited	2	90
Aurobindo Pharma Ltd.	21	270
Colgate-Palmolive (India) Limited	16	369
Divi's Laboratories Ltd.	5	286
Havells India Limited	27	351
HCL Technologies Ltd.	38	503
Hero Motocorp Ltd.	4	171
Housing Development Finance Corp.	56	1,882
ICICI Bank Limited	31	266
Indraprastha Gas Limited	21	159
Infosys Ltd.	74	1,564
Larsen & Toubro Infotech Limited (c)	5	249
Marico Limited	67	479
Page Industries Limited	1	228
Tata Consultancy Services Limited	32	1,438
Tech Mahindra Limited	30	443
		9,251
Australia 0.7%
BHP Group PLC	6	185
BHP Group PLC	12	449
Cochlear Ltd.	11	2,080
Commonwealth Bank of Australia	12	898
CSL Ltd.	11	2,439
Downer EDI Ltd.	86	363
Fortescue Metals Group Ltd.	17	293
Goodman Funding Pty Ltd	58	915
REA Group Ltd.	4	460
Rio Tinto Ltd.	6	525
		8,607
Canada 0.5%
BCE Inc.	20	986
Canadian Pacific Railway Limited (a)	15	1,130
Cenovus Energy Inc.	59	566
Shopify Inc. - Class A (a)	1	1,753
Wheaton Precious Metals Corp.	28	1,226
		5,661
Sweden 0.4%
Atlas Copco Aktiebolag - Class A	17	1,026
Atlas Copco Aktiebolag - Class B	7	392
Epiroc Aktiebolag - Class A	30	685
Epiroc Aktiebolag - Class B	12	239
Investor Aktiebolag - Class B	53	1,212
Kinnevik AB - Class B (a) (d)	12	275
Kinnevik AB - Class B (a)	12	482
Lundin Petroleum AB (b)	13	445
Olink Holding AB (Publ) - ADR (a)	—	14
		4,770
Spain 0.4%
Amadeus IT Group SA (c)	28	2,004
CaixaBank, S.A.	119	368
Cellnex Telecom, S.A. (c)	27	1,723
Tecnicas Reunidas, S.A. (a) (b)	23	287
		4,382
South Africa 0.3%
African Rainbow Minerals Ltd.	15	260
Exxaro Resources Ltd.	29	340
Impala Platinum Holdings Limited	28	458
Kumba Iron Ore Ltd	9	381
Mr Price Group	33	480
MTN Group Ltd. (a)	33	236
Naspers Ltd. - Class N	3	549
Sibanye Stillwater	68	285
Thungela Resources (a)	1	1
Vodacom Group Limited (b)	13	121
		3,111
Belgium 0.2%
Anheuser-Busch InBev	7	517
Galapagos (a)	4	272
Umicore	33	2,016
		2,805
Italy 0.2%
DiaSorin S.p.A.	1	209
Exor Nederland N.V.	5	425
Finecobank Banca Fineco SPA (a)	108	1,892
		2,526
Saudi Arabia 0.2%
Al Rajhi Banking and Investment Corporation	66	1,966
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	6	264
		2,230
Russian Federation 0.2%
Public Joint Stock Company "Severstal"	29	619
Public Joint Stock Society "Fosagro" - GDR (c)	18	371
Public Joint Stock Society "Novolipetsk Iron And Steel Works"	135	426
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	2	688
		2,104
Brazil 0.2%
B3 S.A. - Brasil, Bolsa, Balcao (a)	173	582
Companhia Siderurgica Nacional	85	745
JBS S/A	61	360
WEG SA (a)	59	400
		2,087
Israel 0.2%
Bank Leumi Le-Israel BM	20	155
Check Point Software Technologies Ltd (a)	2	244
CyberArk Software Ltd. (a)	12	1,628
		2,027
Thailand 0.2%
Kasikornbank PCL	384	1,424
Krungthai Card Public Company Limited	93	195
Muangthai Leasing Public Company Limited	36	65
Srisawad Corporation Public Company Limited	102	219
		1,903
Argentina 0.2%
MercadoLibre S.R.L (a)	1	1,869
Jersey 0.1%
Clarivate PLC (a)	65	1,789
Singapore 0.1%
DBS Group Holdings Ltd.	52	1,165
Singapore Exchange Ltd.	36	297
		1,462
Norway 0.1%
Equinor ASA	58	1,237
Norsk Hydro ASA	12	78
		1,315
Luxembourg 0.1%
ArcelorMittal	36	1,115
ARD Holdings S.A. - Class A	—	1
		1,116
Mexico 0.1%
Arca Continental S.A.B. de C.V.	14	79
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver (a)	372	402
Grupo Bimbo SAB de CV - Class A	36	80
Kimberly-Clark de Mexico SAB de CV - Class A	199	353
		914
Turkey 0.1%
BIM Birlesik Magazalar A.S. - Class A	20	141
Ford Otomotiv Sanayi Anonim Sirketi - Class A	5	94
Koc Holding A.S. - Class A	105	221
Turkcell Iletisim Hizmetleri Anonim Sirketi - Class A	42	77
Turkiye Sise ve Cam Fabrikalari A.S. - Class A	189	166
		699
United Arab Emirates 0.0%
ALDAR Properties PJSC	523	544

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Malaysia 0.0%
Kossan Rubber Industries Bhd (a)	69	54
Kumpulan Sime Darby Berhad	266	140
Supermax Corporation Berhad (a)	165	131
Top Glove Corporation Bhd	87	87
Westports Holdings Berhad	116	118
		530
Poland 0.0%
Polski Koncern Naftowy Orlen S.A.	23	467
Indonesia 0.0%
PT Indocement Tunggal Prakarsa Tbk	201	143
PT Kalbe Farma Tbk	872	84
PT. Bank Central Asia Tbk	47	98
		325
Finland 0.0%
Orion Oyj - Class B	8	323
Portugal 0.0%
Galp Energia, SGPS, S.A.	29	314
Philippines 0.0%
BDO Unibank, Inc.	73	170
International Container Terminal Services Inc.	42	141
		311
New Zealand 0.0%
Fisher & Paykel Healthcare Corp.	12	267
Hungary 0.0%
Chemical Works of Gedeon Richter Plc.	8	224
Qatar 0.0%
Barwa Real Estate Company Q.P.S.C	259	208
Austria 0.0%
Voestalpine AG	4	165
Chile 0.0%
Colbun SA	1,003	139
Greece 0.0%
Jumbo S.A. - Class R	4	67
Egypt 0.0%
El Sewedy Electric Company	101	55
Total Common Stocks (cost $668,888)		864,662
GOVERNMENT AND AGENCY OBLIGATIONS 11.3%
United States of America 10.8%
Austin, City of
2.79%, 11/15/31	370	397
Beaverton, City of
5.00%, 04/01/33	250	327
California, State of
4.00%, 11/01/33	250	297
Federal Home Loan Mortgage Corporation
4.00%, 11/01/45 - 09/01/49	1,005	1,092
4.50%, 10/01/48 - 01/01/49	2,388	2,636
3.00%, 03/01/50	1,741	1,838
3.50%, 04/01/50	3,370	3,621
2.50%, 10/01/50	831	861
Federal National Mortgage Association, Inc.
2.00%, 02/01/36 - 07/01/51	6,539	6,673
2.50%, 07/01/36 - 07/01/51	5,733	5,969
3.50%, 11/01/46 - 11/01/50	3,357	3,564
4.00%, 05/01/48 - 01/01/50	3,292	3,571
4.50%, 12/01/48	772	848
3.00%, 07/01/50 - 04/01/51	6,694	7,058
Government National Mortgage Association
2.00%, 11/20/50 - 06/20/51	1,226	1,251
2.50%, 11/20/50 - 06/20/51	2,242	2,323
Illinois, State of
5.10%, 06/01/33	135	159
Massachusetts School Building Authority
4.00%, 11/15/35	150	172
Massachusetts, Commonwealth of
2.51%, 07/01/41	700	706
Metropolitan Transportation Authority
4.00%, 11/15/45	105	123
New Jersey, State of
3.00%, 06/01/32	130	148
Pennsylvania, Commonwealth of
2.99%, 06/01/42	925	950
Portland, City of
4.00%, 04/01/32	265	303
San Antonio Water System
5.92%, 05/15/40	250	357
Treasury, United States Department of
1.50%, 03/31/23	3,974	4,063
1.38%, 08/31/23 - 08/15/50	16,586	16,890
1.88%, 08/31/24	17,260	18,004
0.50%, 03/31/25	4,255	4,234
0.25%, 06/30/25 - 09/30/25	3,160	3,097
0.38%, 11/30/25 - 01/31/26	21,897	21,482
0.88%, 06/30/26	1,360	1,359
3.50%, 02/15/39	1,878	2,346
1.13%, 08/15/40	11	9
2.75%, 08/15/42 - 11/15/42	3,843	4,325
2.50%, 05/15/46	2,286	2,475
2.25%, 08/15/49	3,113	3,224
2.00%, 02/15/50	900	884
1.25%, 05/15/50	2,062	1,683
		129,319
Mexico 0.1%
Gobierno Federal de los Estados Unidos Mexicanos
3.60%, 01/30/25	400	439
4.15%, 03/28/27 (b)	200	226
4.75%, 04/27/32	300	343
		1,008
Russian Federation 0.1%
Ministry of Finance of the Russian Federation
5.10%, 03/28/35 (e)	600	713
Panama 0.1%
Government of the Republic of Panama
3.75%, 04/17/26	650	699
Kazakhstan 0.1%
Kantselyariya Premer-Ministra Respubliki Kazakhstan, Gu
5.13%, 07/21/25 (e)	590	685
Indonesia 0.1%
Indonesia Government International Bond
4.35%, 01/08/27 (e)	400	453
The Republic of Indonesia, The Government of
4.13%, 01/15/25 (e)	200	221
		674
Colombia 0.0%
Presidencia de la República de Colombia
5.00%, 06/15/45	600	638
Philippines 0.0%
The Philippines, Government of
3.95%, 01/20/40	540	599
Uruguay 0.0%
El Gobierno De La Republica Oriental Del Uruguay
4.50%, 08/14/24	500	541
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	200	203
6.55%, 03/14/37	200	274
		477
Romania 0.0%
Ministerul Finantelor Publice
5.13%, 06/15/48 (e)	260	317
Total Government And Agency Obligations (cost $137,823)		135,670
CORPORATE BONDS AND NOTES 7.9%
United States of America 6.3%
AbbVie Inc.
3.20%, 05/14/26	1,000	1,084
4.25%, 11/14/28	300	348
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Aetna Inc.
4.50%, 05/15/42	400	478
AFLAC Incorporated
4.75%, 01/15/49	400	526
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30	600	734
Altria Group, Inc.
3.40%, 05/06/30	750	795
Amazon.com, Inc.
4.05%, 08/22/47	600	733
American Tower Corporation
3.38%, 10/15/26	1,000	1,088
Amgen Inc.
2.45%, 02/21/30	600	619
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	200	245
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	200	222
Anthem, Inc.
2.88%, 09/15/29	400	426
5.10%, 01/15/44	300	395
AT&T Inc.
4.25%, 03/01/27	300	341
Baker Hughes Holdings LLC
3.34%, 12/15/27	600	656
Bank of America Corporation
4.25%, 10/22/26	300	339
4.18%, 11/25/27	1,000	1,120
2.88%, 10/22/30	300	316
Bausch Health Companies Inc.
6.13%, 04/15/25 (e)	3,878	3,974
Bemis Company, Inc.
2.63%, 06/19/30	650	666
Bimbo Bakeries USA, Inc.
4.00%, 05/17/51 (e)	200	216
Bristol-Myers Squibb Company
4.55%, 02/20/48	400	522
Burlington Northern Santa Fe, LLC
5.75%, 05/01/40	200	285
Calumet Specialty Products Partners, L.P.
7.75%, 04/15/23	1,500	1,494
Capital One Financial Corporation
3.75%, 07/28/26	1,000	1,103
3.65%, 05/11/27	100	111
Carrier Global Corporation
2.72%, 02/15/30	300	311
Caterpillar Inc.
2.60%, 04/09/30	400	427
Centene Corporation
3.00%, 10/15/30	300	309
Charter Communications Operating, LLC
2.80%, 04/01/31	100	102
Chesapeake Energy Corporation
5.88%, 02/01/29 (e)	500	541
Cigna Holding Company
2.38%, 03/15/31	600	609
Citigroup Inc.
2.98%, 11/05/30	600	636
Comcast Corporation
4.25%, 01/15/33	400	477
3.90%, 03/01/38	200	230
Commonwealth Edison Company
4.00%, 03/01/48	500	601
Community Health Systems, Inc.
8.00%, 03/15/26 (e)	8,500	9,160
Continental Resources, Inc.
5.75%, 01/15/31 (e)	400	479
CSX Corporation
3.80%, 11/01/46	600	682
CVS Health Corporation
4.30%, 03/25/28	1,239	1,423
DAE Funding LLC
1.55%, 08/01/24 (e)	200	200
Diamond Sports Group, LLC
5.38%, 08/15/26 (e)	500	324
DISH DBS Corporation
5.88%, 07/15/22	1,500	1,564
Dollar Tree, Inc.
4.20%, 05/15/28	300	342
Duke Energy Corporation
2.45%, 06/01/30	50	51
3.75%, 09/01/46	500	533
E. I. du Pont de Nemours and Company
2.30%, 07/15/30	200	205
Eldorado Resorts, Inc.
6.25%, 07/01/25 (e)	1,000	1,061
Energy Transfer LP
4.75%, 01/15/26	600	676
Enterprise Products Operating LLC
3.13%, 07/31/29	300	324
2.80%, 01/31/30	300	317
ERP Operating Limited Partnership
4.50%, 07/01/44	200	252
Exelon Corporation
4.45%, 04/15/46	100	122
Exxon Mobil Corporation
2.44%, 08/16/29	600	628
2.61%, 10/15/30	100	105
FedEx Corporation
3.25%, 04/01/26	400	438
Fiserv, Inc.
3.50%, 07/01/29	300	330
2.65%, 06/01/30	300	311
Flir Systems, Inc.
2.50%, 08/01/30	650	654
Ford Motor Credit Company LLC
5.13%, 06/16/25	2,000	2,202
Fox Corporation
4.71%, 01/25/29	300	352
General Dynamics Corporation
3.63%, 04/01/30	400	453
HCA Inc.
4.13%, 06/15/29	600	677
JPMorgan Chase & Co.
2.52%, 04/22/31	200	206
4.95%, 06/01/45	200	265
KeyCorp
2.55%, 10/01/29	300	314
Las Vegas Sands Corp.
3.90%, 08/08/29	400	426
Lockheed Martin Corporation
3.80%, 03/01/45	200	234
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (e)	1,500	1,474
MetLife, Inc.
4.60%, 05/13/46	100	129
Microchip Technology Incorporated
4.33%, 06/01/23	1,000	1,066
Mohawk Industries, Inc.
3.63%, 05/15/30	400	438
Morgan Stanley
3.97%, 07/22/38	200	234
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (b) (e)	750	754
MPLX LP
4.13%, 03/01/27	600	670
Nestle Holdings, Inc.
3.63%, 09/24/28 (e)	500	567
Northrop Grumman Corporation
5.25%, 05/01/50	400	563
Occidental Petroleum Corporation
8.00%, 07/15/25	300	360
6.63%, 09/01/30	200	241
Quest Diagnostics Incorporated
2.80%, 06/30/31	650	678
Radian Group Inc.
4.88%, 03/15/27	400	435
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	50	47

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Roper Technologies, Inc.
2.00%, 06/30/30	600	592
Schlumberger Holdings Corporation
4.00%, 12/21/25 (e)	400	444
Simon Property Group, L.P.
3.38%, 12/01/27	200	218
SkyMiles IP Ltd.
4.50%, 10/20/25 (e)	300	323
Southwest Airlines Co.
1.25%, 05/01/25 (f)	500	757
Sprint Corporation
7.63%, 03/01/26	1,500	1,835
Tenet Healthcare Corporation
6.13%, 10/01/28 (e)	2,000	2,128
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (e)	600	623
The Goldman Sachs Group, Inc.
2.60%, 02/07/30	600	622
The Kroger Co.
4.65%, 01/15/48	400	493
The Sherwin-Williams Company
2.30%, 05/15/30	800	809
The Southern Company
3.25%, 07/01/26	300	325
3.70%, 04/30/30 (f)	600	662
The Walt Disney Company
2.20%, 01/13/28	600	622
The Williams Companies, Inc.
3.50%, 11/15/30	50	55
T-Mobile USA, Inc.
3.75%, 04/15/27	200	221
3.30%, 02/15/51	200	200
United Parcel Service, Inc.
3.75%, 11/15/47	600	709
Univision Communications Inc.
5.13%, 02/15/25 (e)	1,500	1,530
Valero Energy Corp.
4.35%, 06/01/28	300	342
Verizon Communications Inc.
2.55%, 03/21/31	600	614
Walmart Inc.
2.95%, 09/24/49	200	211
Weatherford International Ltd.
8.75%, 09/01/24 (e)	1,350	1,412
WESCO Distribution, Inc.
7.13%, 06/15/25 (e)	600	648
WRKCo Inc.
3.90%, 06/01/28	600	678
Wynn Las Vegas, LLC
5.50%, 03/01/25 (e)	1,000	1,076
Xilinx, Inc.
2.95%, 06/01/24	1,000	1,057
		75,251
United Kingdom 0.4%
Ashtead Capital, Inc.
4.38%, 08/15/27 (e)	1,000	1,049
AstraZeneca PLC
4.00%, 09/18/42	400	479
Barclays PLC
4.38%, 01/12/26 (f)	500	559
BAT Capital Corp.
3.56%, 08/15/27	1,000	1,070
BP Capital Markets P.L.C.
3.72%, 11/28/28	300	338
HSBC Holdings PLC
2.01%, 09/22/28 (f)	300	300
2.36%, 08/18/31 (f)	200	199
Imperial Brands Finance PLC
3.50%, 07/26/26 (e) (g)	300	322
Royalty Pharma PLC
1.75%, 09/02/27 (e)	100	99
Vodafone Group Public Limited Company
6.15%, 02/27/37	500	691
		5,106
Canada 0.2%
Canadian Natural Resources Limited
3.85%, 06/01/27	600	661
Manulife Financial Corporation
4.06%, 02/24/32	800	882
TransCanada PipeLines Limited
4.25%, 05/15/28	300	345
4.63%, 03/01/34	300	355
		2,243
France 0.2%
AXA
8.60%, 12/15/30	100	152
BNP Paribas
3.05%, 01/13/31 (e) (f)	600	629
Orange SA
5.38%, 01/13/42 (b)	200	271
Societe Generale
1.79%, 06/09/27 (e) (f)	200	200
Total Capital International
2.83%, 01/10/30	600	644
		1,896
Cayman Islands 0.1%
Alibaba Group Holding Limited
2.13%, 02/09/31	200	197
Tencent Holdings Limited
2.39%, 06/03/30 (e)	1,000	996
		1,193
Germany 0.1%
Bayer US Finance II LLC
4.25%, 12/15/25 (e)	1,000	1,114
Mexico 0.1%
Coca-Cola FEMSA, S.A.B. de C.V.
5.25%, 11/26/43	600	801
Kimberly - Clark De Mexico S.A.B. De C.V.
2.43%, 07/01/31 (e)	200	198
		999
China 0.1%
Alibaba Group Holding Limited
4.00%, 12/06/37	300	337
State Grid Overseas Investment Ltd.
3.50%, 05/04/27 (e)	600	661
		998
Italy 0.1%
Enel Finance International N.V.
3.50%, 04/06/28 (e)	700	767
UniCredit S.p.A.
1.98%, 06/03/27 (e)	200	199
		966
Chile 0.1%
Colbun S.A.
3.95%, 10/11/27 (e)	400	438
Corporacion Nacional del Cobre de Chile
4.50%, 08/01/47 (e)	400	472
		910
Singapore 0.1%
Flex Ltd.
4.88%, 05/12/30	700	812
Netherlands 0.1%
EDP Finance B.V.
1.71%, 01/24/28 (e)	300	296
Shell International Finance B.V.
4.13%, 05/11/35	300	356
		652
Bermuda 0.0%
Arch Capital Group Ltd.
3.64%, 06/30/50	500	543
Japan 0.0%
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	500	496

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Egypt 0.0%
African Export-Import Bank
3.99%, 09/21/29 (e)	400	421
Austria 0.0%
Suzano Austria GmbH
3.13%, 01/15/32	300	297
Indonesia 0.0%
PT Pertamina (Persero)
4.70%, 07/30/49 (e)	200	217
Virgin Islands (British) 0.0%
Sinopec Group Overseas Development (2018) Limited
3.35%, 05/13/50 (e)	200	205
Ireland 0.0%
STERIS Irish FinCo Unlimited Company
2.70%, 03/15/31	200	204
India 0.0%
Export-Import Bank of India
3.25%, 01/15/30 (e)	200	203
Luxembourg 0.0%
JBS Finance Luxembourg S.à r.l.
3.63%, 01/15/32 (e)	200	200
Total Corporate Bonds And Notes (cost $91,214)		94,926
EQUITY LINKED STRUCTURED NOTES 1.9%
United States of America 1.9%
BNP Paribas
(Apple Inc.)	8	1,093
Citigroup Global Markets Holdings Inc.
(Texas Instruments Incorporated) (h)	17	3,071
Credit Suisse AG
(Pfizer Inc.) (e)	75	2,949
(S&P 500 Index) (d) (h)	—	1,421
Goldman Sachs International
(AbbVie Inc.)	14	1,549
(Union Pacific Corporation) (h)	5	992
J.P. Morgan Structured Products B.V.
(Amazon.com, Inc.) (c)	—	1,011
(CVS Health Corporation) (h)	20	1,588
Merrill Lynch International & Co. C.V.
(Oracle Corporation) (e)	16	1,058
Mizuho Markets Cayman LP
(JPMorgan Chase & Co.) (h)	6	929
National Bank of Canada
(General Motors Company) (h)	45	2,328
(Air Products and Chemicals, Inc. ) (e) (h)	3	859
Royal Bank of Canada
(Intel Corporation)	31	1,612
(Schlumberger N.V.) (h)	30	924
UBS AG
(Morgan Stanley) (h)	15	1,240
Total Equity Linked Structured Notes (cost $20,722)		22,624
PREFERRED STOCKS 1.5%
United States of America 1.0%
American Electric Power Company, Inc., 6.13%, 03/15/22 (a) (f)	17	835
Broadcom Inc., 8.00%, 09/30/22 (a) (f)	3	3,800
Dominion Energy, Inc., 7.25%, 06/01/22 (f)	20	1,943
DTE Energy Company, 6.25%, 11/01/22 (f)	30	1,483
K.K.R. Co., Inc., 6.00%, 09/15/23 (f)	4	293
NextEra Energy, Inc., 5.28%, 03/01/23 (f)	25	1,224
Sempra Energy, 6.75%, 07/15/21 (f) (i)	17	1,679
The Southern Company, 6.75%, 08/01/22 (f)	25	1,266
		12,523
Switzerland 0.2%
Roche Holding AG	7	2,596
Brazil 0.2%
Banco Bradesco S.A. (a) (f)	74	384
Bradespar SA	27	406
Itausa - Investimentos Itau SA (a)	568	1,274
		2,064
Germany 0.1%
Bayerische Motoren Werke AG	4	362
Fuchs Petrolub SE	5	235
Sartorius AG	1	290
		887
Total Preferred Stocks (cost $16,208)		18,070
INVESTMENT COMPANIES 1.5%
United States of America 1.5%
iShares Core MSCI Emerging Markets ETF	92	6,135
Schwab U.S. TIPs ETF	183	11,417
Total Investment Companies (cost $17,238)		17,552
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
United States of America 0.3%
American Airlines, Inc.
Series 2016-A-3, 3.25%, 10/15/28	439	421
Capital One Multi-Asset Execution Trust
Series 2016-A5-A5, 1.66%, 08/16/21	400	401
Series 2019-A1-A1, 2.84%, 02/15/22	485	493
Series 2019-A2-A2, 1.72%, 08/15/22	1,000	1,017
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	153	155
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	152	153
Discover Card Execution Note Trust
Series 2019-A1-A1, 3.04%, 01/18/22	400	406
United Airlines Inc. Pass-Through Trust
Series 2016-A-1, 3.45%, 07/07/28	82	83
United Airlines Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	476	529
Series 2019-A-2, REMIC, 2.90%, 05/01/28	191	189
United Airlines, Inc.
Series 2020-B-1, 4.88%, 01/15/26	243	257
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,010)		4,104
SHORT TERM INVESTMENTS 3.0%
Investment Companies 2.7%
JNL Government Money Market Fund - Institutional Class, 0.01% (j) (k)	32,082	32,082
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (j) (k)	3,929	3,929
Total Short Term Investments (cost $36,011)		36,011
Total Investments 99.3% (cost $992,114)		1,193,619
Other Derivative Instruments (0.0)%		(39)
Other Assets and Liabilities, Net 0.7%		8,816
Total Net Assets 100.0%		1,202,396

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $42,875 and 3.6% of the Fund.

(f)  Convertible security.

(g)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j)  Investment in affiliate.

(k)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/Franklin Templeton Growth Allocation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Templeton Global Bond Fund	11,144	144	10,861	188	(1,329)	902	—	—

JNL/Franklin Templeton Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	09/30/19	948	3,248	0.3
Alibaba Group Holding Limited	06/18/20	2,030	2,012	0.2
A-Living Services Co., Ltd. - Class H	05/27/20	108	107	—
Amadeus IT Group SA	07/24/20	1,647	2,004	0.2
Budweiser Brewing Company APAC Limited	05/06/21	80	76	—
Cellnex Telecom, S.A.	07/21/20	1,588	1,723	0.2
China Yuhua Education Group Co., Ltd	05/06/21	79	74	—
Covestro AG	03/11/20	784	1,048	0.1
Dali Foods Group Company Limited	06/26/19	165	162	—
J.P. Morgan Structured Products B.V. - Amazon.com, Inc., 12/07/21	11/24/20	939	1,011	0.1
Just Eat Takeaway.Com N.V.	01/21/21	1,263	1,142	0.1
Larsen & Toubro Infotech Limited	01/08/21	250	249	—
Meituan Dianping - Class B	07/07/20	731	958	0.1
Pharmaron Beijing Co., Ltd. - Class H	01/08/21	201	313	—
Public Joint Stock Society "Fosagro"	07/07/20	257	371	—
Siemens Healthineers AG	03/31/21	209	232	—
Topsports International Holdings Limited	05/27/20	229	270	—
WH Group Limited	02/04/21	76	82	—
WuXi AppTec Co., Ltd. - Class H	04/08/21	317	428	—
Wuxi Biologics Cayman Inc	06/15/20	824	1,557	0.1
Zalando SE	08/04/20	142	217	—
		12,867	17,284	1.4

JNL/Franklin Templeton Growth Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	42	September 2021	2,858	(21)	8
S&P 500 Index	244	September 2021	51,484	74	837
United States 2 Year Note	9	October 2021	1,986	—	(4)
				53	841
Short Contracts
United States 10 Year Note	(246)	September 2021	(32,469)	(61)	(126)
United States 10 Year Ultra Bond	(11)	September 2021	(1,598)	(5)	(21)
United States Long Bond	(6)	September 2021	(958)	(4)	(6)
				(70)	(153)

JNL/Franklin Templeton Growth Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
NORDSTROM INC (Q)	CIT	2.19	1.00	06/20/26	(200)	(11)	(13)	2
NORDSTROM INC (Q)	JPM	2.19	1.00	06/20/26	(200)	(11)	(10)	(1)
					(400)	(22)	(23)	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Growth Allocation Fund
Assets - Securities
Common Stocks	617,219	247,443	—	864,662
Government And Agency Obligations	—	135,670	—	135,670
Corporate Bonds And Notes	—	94,926	—	94,926
Equity Linked Structured Notes	—	22,624	—	22,624
Preferred Stocks	18,070	—	—	18,070
Investment Companies	17,552	—	—	17,552
Non-U.S. Government Agency Asset-Backed Securities	—	4,104	—	4,104
Short Term Investments	36,011	—	—	36,011
	688,852	504,767	—	1,193,619
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	845	—	—	845
OTC Credit Default Swap Agreements	—	2	—	2
	845	2	—	847
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(157)	—	—	(157)
OTC Credit Default Swap Agreements	—	(1)	—	(1)
	(157)	(1)	—	(158)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
COMMON STOCKS 54.9%
Financials 9.5%
Bank of America Corp.	830	34,221
Barclays PLC	5,500	13,036
Citigroup Inc.	150	10,613
JPMorgan Chase & Co.	180	27,997
MetLife, Inc.	490	29,326
Morgan Stanley	200	18,338
Truist Financial Corporation	285	15,818
U.S. Bancorp	220	12,533
		161,882
Health Care 8.7%
AbbVie Inc.	250	28,160
Amgen Inc. (a)	35	8,531
Bristol-Myers Squibb Company	400	26,728
CVS Health Corporation	233	19,442
Eli Lilly & Co.	35	8,033
Johnson & Johnson	150	24,711
Merck & Co., Inc.	350	27,219
Organon & Co. (a)	35	1,059
Pfizer Inc.	125	4,895
		148,778
Utilities 8.7%
American Electric Power Co. Inc. (a)	135	11,420
Dominion Energy, Inc.	350	25,749
DTE Energy Company	70	9,072
Duke Energy Corporation	245	24,186
Edison International	280	16,190
Exelon Corporation (a)	100	4,431
Sempra Energy	123	16,361
The Southern Company	650	39,331
Xcel Energy Inc. (a)	25	1,647
		148,387
Energy 6.9%
Bonanza Creek Energy, Inc.	85	4,001
BP Plc - ADR	200	5,284
Chevron Corporation	390	40,849
Exxon Mobil Corporation	750	47,310
Royal Dutch Shell PLC - Class A - ADR (b)	150	6,060
Total SA - ADR (b)	300	13,578
Weatherford International Public Limited Company (a)	100	1,820
		118,902
Consumer Staples 6.9%
Altria Group, Inc.	60	2,856
PepsiCo, Inc. (a)	210	31,116
Philip Morris International Inc.	152	15,048
Procter & Gamble Co. (a)	250	33,732
The Coca-Cola Company	500	27,055
Unilever PLC	150	8,751
		118,558
Industrials 6.2%
Cummins Inc.	40	9,752
Honeywell International Inc. (a)	110	24,129
Lockheed Martin Corporation	50	18,918
Raytheon BBN Technologies Corp.	250	21,328
Union Pacific Corporation	75	16,495
United Parcel Service Inc. - Class B	75	15,598
		106,220
Communication Services 3.2%
BCE Inc. (b)	180	8,873
Comcast Corporation - Class A (a)	250	14,255
Verizon Communications Inc.	550	30,816
		53,944
Information Technology 2.7%
Analog Devices, Inc. (a)	40	6,886
Intel Corporation (a)	200	11,228
International Business Machines Corporation	125	18,306
Texas Instruments Incorporated (a)	50	9,615
		46,035
Materials 1.9%
Air Products & Chemicals Inc.	21	5,897
BASF SE - Class N	130	10,259
Rio Tinto PLC - ADR (b)	200	16,778
		32,934
Consumer Discretionary 0.2%
The Home Depot, Inc.	12	3,827
Total Common Stocks (cost $744,586)		939,467
CORPORATE BONDS AND NOTES 23.2%
Health Care 9.2%
AbbVie Inc.
3.80%, 03/15/25	7,500	8,199
Bausch Health Companies Inc.
6.13%, 04/15/25 (c)	4,556	4,668
9.00%, 12/15/25 (c)	2,500	2,680
4.88%, 06/01/28 (c)	4,000	4,091
5.00%, 02/15/29 (c)	6,000	5,593
Bristol-Myers Squibb Company
3.40%, 07/26/29	3,500	3,921
Community Health Systems, Inc.
6.63%, 02/15/25 (c)	31,800	33,611
8.00%, 03/15/26 (c)	40,000	43,105
6.88%, 04/15/29 (c)	3,000	3,150
6.13%, 04/01/30 (c)	1,000	1,015
CVS Health Corporation
4.10%, 03/25/25	505	559
4.30%, 03/25/28	3,500	4,020
5.05%, 03/25/48	1,600	2,081
Endo Designated Activity Company
9.50%, 07/31/27 (c)	1,448	1,481
6.00%, 06/30/28 (b) (c)	1,827	1,231
HCA Inc.
5.88%, 05/01/23	7,500	8,144
Mylan N.V.
3.95%, 06/15/26	2,700	2,974
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (c)	4,724	4,831
Tenet Healthcare Corporation
6.75%, 06/15/23	20,000	21,779
		157,133
Communication Services 3.8%
AT&T Inc.
4.13%, 02/17/26	5,000	5,616
CCO Holdings, LLC
5.50%, 05/01/26 (c)	1,800	1,861
5.13%, 05/01/27 (c)	3,300	3,461
Diamond Sports Group, LLC
5.38%, 08/15/26 (c)	5,000	3,240
DISH DBS Corporation
5.88%, 07/15/22	9,500	9,907
5.00%, 03/15/23	11,000	11,529
Netflix, Inc.
4.38%, 11/15/26 (b)	5,000	5,683
Sprint Corporation
11.50%, 11/15/21	7,500	7,779
6.00%, 11/15/22	4,200	4,463
7.13%, 06/15/24	5,500	6,357
Univision Communications Inc.
6.63%, 06/01/27 (c)	5,500	5,959
		65,855
Financials 3.3%
Bank of America Corporation
6.10%, (100, 03/17/25) (d)	4,000	4,493
6.25%, (100, 09/05/24) (d)	2,500	2,761
3.42%, 12/20/28	7,500	8,167
Capital One Financial Corporation
4.20%, 10/29/25	7,500	8,372
Citigroup Inc.
4.13%, 07/25/28	7,500	8,452
Ford Motor Credit Company LLC
5.13%, 06/16/25	10,000	11,009

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JPMorgan Chase & Co.
3.52%, (3 Month USD LIBOR + 3.32%), (100, 07/01/21) (d) (e)	1,900	1,900
3.66%, (3 Month USD LIBOR + 3.47%), (100, 07/30/21) (d) (e)	2,833	2,840
5.15%, (100, 05/01/23) (d)	1,800	1,866
The Goldman Sachs Group, Inc.
3.27%, 09/29/25	6,500	6,947
		56,807
Industrials 1.9%
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (c)	11,000	10,808
Southwest Airlines Co.
1.25%, 05/01/25 (f)	3,000	4,539
United Rentals (North America), Inc.
4.88%, 01/15/28	4,000	4,245
United Technologies Corporation
3.95%, 08/16/25	7,000	7,780
WESCO Distribution, Inc.
7.13%, 06/15/25 (c)	5,000	5,404
		32,776
Energy 1.9%
Bonanza Creek Energy, Inc.
7.50%, 04/30/26	1,043	1,056
Calumet Specialty Products Partners, L.P.
7.63%, 01/15/22	562	561
9.25%, 07/15/24 (c)	1,944	2,137
11.00%, 04/15/25 (c)	7,000	7,631
Chesapeake Energy Corporation
5.88%, 02/01/29 (c)	3,000	3,244
Occidental Petroleum Corporation
8.00%, 07/15/25	2,000	2,399
6.63%, 09/01/30	2,000	2,406
Weatherford International Ltd.
8.75%, 09/01/24 (c)	7,000	7,320
11.00%, 12/01/24 (c)	4,821	5,009
		31,763
Consumer Discretionary 1.7%
Eldorado Resorts, Inc.
6.25%, 07/01/25 (c)	7,500	7,955
Ford Motor Company
4.35%, 12/08/26	5,000	5,387
General Motors Company
5.15%, 04/01/38	3,500	4,270
Wynn Las Vegas, LLC
5.50%, 03/01/25 (c)	9,500	10,224
5.25%, 05/15/27 (c)	2,000	2,148
		29,984
Consumer Staples 1.0%
Ashtead Capital, Inc.
4.25%, 11/01/29 (c)	3,000	3,247
BAT Capital Corp.
3.22%, 08/15/24	2,500	2,655
3.56%, 08/15/27	10,000	10,703
		16,605
Information Technology 0.4%
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (b) (c)	7,100	7,133
Total Corporate Bonds And Notes (cost $366,734)		398,056
EQUITY LINKED STRUCTURED NOTES 9.4%
BNP Paribas
(Apple Inc.)	65	8,878
Citigroup Global Markets Holdings Inc.
(Microsoft Corporation) (c)	32	8,095
(Texas Instruments Incorporated) (e)	92	16,619
Credit Suisse AG
(Pfizer Inc.) (c)	597	23,476
(Morgan Stanley ) (e)	115	10,130
J.P. Morgan Structured Products B.V.
(Amazon.com, Inc.) (g)	3	10,109
(CVS Health Corporation) (e)	175	13,892
Mizuho Markets Cayman LP
(JPMorgan Chase & Co.) (e)	42	6,560
National Bank of Canada
(General Motors Company) (e)	235	12,155
(Air Products and Chemicals, Inc. ) (c) (e)	16	4,581
Royal Bank of Canada
(Analog Devices, Inc.) (c)	103	14,195
(Intel Corporation)	313	16,272
Societe Generale
(Target Corporation) (c)	83	16,738
Total Equity Linked Structured Notes (cost $147,518)		161,700
GOVERNMENT AND AGENCY OBLIGATIONS 5.0%
U.S. Treasury Note 3.9%
Treasury, United States Department of
2.00%, 11/30/22	15,000	15,389
2.75%, 04/30/23	20,000	20,922
0.25%, 03/15/24	20,000	19,922
0.50%, 03/31/25	10,000	9,950
		66,183
Mortgage-Backed Securities 1.1%
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	1,043	1,131
Government National Mortgage Association
3.00%, 01/20/51	17,899	18,745
		19,876
Total Government And Agency Obligations (cost $85,178)		86,059
PREFERRED STOCKS 4.4%
Utilities 2.4%
American Electric Power Company, Inc., 6.13%, 03/15/22 (a) (f)	150	7,370
Dominion Energy, Inc., 7.25%, 06/01/22 (f)	85	8,256
DTE Energy Company, 6.25%, 11/01/22 (f)	135	6,673
NextEra Energy, Inc., 5.28%, 03/01/23 (b) (f)	250	12,240
Sempra Energy, 6.75%, 07/15/21 (f) (h)	75	7,408
		41,947
Information Technology 1.8%
Broadcom Inc., 8.00%, 09/30/22 (a) (f)	20	30,397
Financials 0.2%
Federal National Mortgage Association, Inc. (a) (c) (d) (f) (i)	—	306
K.K.R. Co., Inc., 6.00%, 09/15/23 (b) (f)	33	2,504
		2,810
Total Preferred Stocks (cost $67,220)		75,154
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
United Airlines Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	4,282	4,762
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,282)		4,762
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.1%
JNL Government Money Market Fund - Institutional Class, 0.01% (j) (k)	35,263	35,263
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (j) (k)	13,387	13,387
Total Short Term Investments (cost $48,650)		48,650
Total Investments 100.1% (cost $1,464,168)		1,713,848
Other Assets and Liabilities, Net (0.1)%		(943)
Total Net Assets 100.0%		1,712,905

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $259,628 and 15.2% of the Fund.

(d)  Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f)  Convertible security.

(g)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) As of June 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j)  Investment in affiliate.

(k)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/Franklin Templeton Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
J.P. Morgan Structured Products B.V. - Amazon.com, Inc., 12/07/21	11/24/20	9,386	10,109	0.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund
Assets - Securities
Common Stocks	907,421	32,046	—	939,467
Corporate Bonds And Notes	—	398,056	—	398,056
Equity Linked Structured Notes	—	161,700	—	161,700
Government And Agency Obligations	—	86,059	—	86,059
Preferred Stocks	75,154	—	—	75,154
Non-U.S. Government Agency Asset-Backed Securities	—	4,762	—	4,762
Short Term Investments	48,650	—	—	48,650
	1,031,225	682,623	—	1,713,848

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs 4 Fund
COMMON STOCKS 99.6%
Information Technology 28.1%
Accenture Public Limited Company - Class A	72	21,242
Adobe Inc. (a)	35	20,418
Apple Inc. (a)	902	123,478
Automatic Data Processing Inc. (a)	342	67,861
Broadcom Inc. (a)	46	21,884
Cadence Design Systems Inc. (a)	457	62,489
Cisco Systems, Inc. (a)	1,309	69,363
Cognizant Technology Solutions Corp. - Class A (a)	118	8,205
F5 Networks, Inc. (a)	65	12,079
FleetCor Technologies Inc. (a)	40	10,306
Fortinet, Inc. (a)	531	126,467
Hewlett Packard Enterprise Company	1,693	24,679
HP Inc.	2,448	73,901
Intel Corporation (a)	544	30,535
International Business Machines Corporation	373	54,718
Juniper Networks, Inc.	1,352	36,984
KLA-Tencor Corp. (a)	124	40,335
Lam Research Corp. (a)	121	78,964
Leidos Holdings Inc.	186	18,858
MasterCard Incorporated - Class A	103	37,701
NetApp, Inc. (a)	1,721	140,803
NVIDIA Corporation (a)	103	82,453
Oracle Corporation	173	13,477
Paychex Inc. (a)	532	57,131
Paycom Software, Inc. (a)	102	37,064
Paypal Holdings, Inc. (a)	174	50,724
Qualcomm Incorporated (a)	267	38,236
Seagate Technology Holdings Public Limited Company (a)	651	57,239
ServiceNow, Inc. (a)	72	39,405
Skyworks Solutions, Inc. (a)	123	23,655
Synopsys Inc. (a)	81	22,335
Teradyne Inc. (a)	335	44,848
Texas Instruments Incorporated (a)	348	67,001
The Western Union Company	3,294	75,674
Trimble Inc. (a)	260	21,298
Zebra Technologies Corp. - Class A (a)	39	20,457
		1,732,267
Health Care 13.4%
AbbVie Inc.	174	19,641
Agilent Technologies, Inc.	158	23,410
Align Technology Inc. (a)	99	60,207
Amgen Inc. (a)	86	20,945
Anthem Inc.	37	14,066
Biogen Inc. (a)	276	95,610
Bio-Rad Laboratories, Inc. - Class A (a)	68	44,017
Cardinal Health, Inc.	1,416	80,831
CVS Health Corporation	138	11,501
Danaher Corporation	82	22,012
Eli Lilly & Co.	243	55,824
Gilead Sciences, Inc. (a)	446	30,686
HCA Healthcare, Inc.	125	25,798
IDEXX Laboratories, Inc. (a)	40	25,289
Johnson & Johnson	122	20,128
McKesson Corporation	66	12,685
Merck & Co., Inc.	346	26,935
Mettler-Toledo International Inc. (a)	34	46,985
Organon & Co. (a)	35	1,055
PerkinElmer Inc.	153	23,675
Pfizer Inc.	771	30,180
Quest Diagnostics Incorporated	97	12,749
Regeneron Pharmaceuticals, Inc. (a)	29	16,120
Thermo Fisher Scientific Inc.	43	21,628
Universal Health Services Inc. - Class B	238	34,849
West Pharmaceutical Services Inc.	130	46,759
		823,585
Consumer Discretionary 11.3%
Amazon.com Inc. (a)	17	59,339
Best Buy Co. Inc.	842	96,794
Domino's Pizza, Inc.	44	20,380
ETSY, Inc. (a)	115	23,599
Genuine Parts Co.	299	37,809
H & R Block, Inc.	570	13,374
Hasbro, Inc. (a)	111	10,449
Kohl's Corporation	401	22,120
Leggett & Platt Inc.	655	33,960
Lennar Corporation - Class A	257	25,498
Lowe`s Companies, Inc.	121	23,513
Mohawk Industries Inc. (a)	230	44,301
Newell Brands Inc.	1,402	38,505
NIKE, Inc. - Class B	143	22,154
O'Reilly Automotive, Inc. (a)	79	44,711
Pool Corporation (a)	107	48,954
Pulte Homes Inc.	248	13,510
Target Corporation	211	51,033
The Home Depot, Inc.	136	43,309
Tractor Supply Co. (a)	121	22,588
		695,900
Financials 10.3%
Ameriprise Financial, Inc.	51	12,651
AON Public Limited Company - Class A	134	32,002
BlackRock, Inc.	58	50,756
Capital One Financial Corporation	108	16,634
Comerica Inc.	397	28,335
MarketAxess Holdings Inc. (a)	104	48,302
Moody's Corp.	165	59,699
MSCI Inc. - Class A	140	74,401
Northern Trust Corp.	204	23,537
People's United Financial Inc. (a)	1,527	26,179
Progressive Corp.	121	11,925
Prudential Financial Inc.	612	62,744
S&P Global Inc.	49	20,015
SVB Financial Group (a)	130	72,327
Synchrony Financial	649	31,504
T. Rowe Price Group, Inc. (a)	253	50,150
Unum Group	391	11,114
		632,275
Communication Services 9.4%
Activision Blizzard, Inc. (a)	648	61,861
Alphabet Inc. - Class A (a)	6	13,581
AT&T Inc. (a)	887	25,530
Discovery, Inc. - Series A (a) (b)	2,777	85,207
Electronic Arts Inc.	273	39,241
Facebook, Inc. - Class A (a)	128	44,431
Fox Corporation - Class A (a)	628	23,330
Interpublic Group of Cos. Inc.	2,018	65,565
Netflix, Inc. (a)	36	19,004
Omnicom Group Inc.	1,080	86,362
Twitter, Inc. (a)	397	27,311
Verizon Communications Inc.	1,288	72,145
ViacomCBS Inc. - Class B (a)	261	11,788
		575,356
Industrials 7.4%
3M Company	163	32,451
Fastenal Co. (a)	373	19,406
FedEx Corporation	140	41,903
General Dynamics Corporation	62	11,679
Huntington Ingalls Industries Inc.	178	37,526
Lockheed Martin Corporation	185	69,958
Masco Corporation	343	20,220
Old Dominion Freight Line Inc. (a)	89	22,472
PACCAR Inc.	202	18,066
Quanta Services, Inc.	803	72,692
Robert Half International Inc.	326	28,978
Rollins Inc.	972	33,229
Snap-On Inc.	108	24,049
W. W. Grainger, Inc.	52	22,758
		455,387
Consumer Staples 5.7%
Altria Group, Inc.	660	31,455
Colgate-Palmolive Co.	473	38,504
Estee Lauder Cos. Inc. - Class A	67	21,471
Kimberly-Clark Corporation	260	34,829

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Monster Beverage 1990 Corporation (a)	424	38,780
Philip Morris International Inc.	349	34,577
The Clorox Company	368	66,286
The Kroger Co.	1,368	52,424
Tyson Foods Inc. - Class A	443	32,690
		351,016
Energy 3.7%
Cabot Oil & Gas Corp.	1,995	34,825
Devon Energy Corporation	520	15,166
EOG Resources, Inc.	1,075	89,690
HollyFrontier Corp. (a)	359	11,803
Kinder Morgan, Inc.	644	11,747
ONEOK, Inc.	794	44,171
The Williams Companies, Inc.	846	22,474
		229,876
Materials 3.7%
Albemarle Corporation	455	76,657
Amcor Plc	954	10,930
Avery Dennison Corp.	384	80,715
Dow Inc.	348	22,035
Eastman Chemical Co.	102	11,930
International Paper Company	237	14,507
LyondellBasell Industries N.V. - Class A	126	12,973
		229,747
Real Estate 3.7%
AvalonBay Communities Inc.	64	13,354
CBRE Group, Inc. - Class A (a)	670	57,402
Equinix, Inc.	79	63,299
Kimco Realty Corporation	639	13,315
Simon Property Group, Inc.	361	47,059
SL Green Realty Corp.	150	12,005
Weyerhaeuser Company	571	19,639
		226,073
Utilities 2.9%
Dominion Energy, Inc.	221	16,239
Exelon Corporation (a)	952	42,171
NextEra Energy, Inc.	770	56,402
NRG Energy, Inc.	838	33,789
PPL Corporation	1,022	28,577
		177,178
Total Common Stocks (cost $5,950,310)		6,128,660
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	22,898	22,898
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	22,163	22,163
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.03%, 05/19/22 (e) (f)	1,136	1,135
Total Short Term Investments (cost $46,196)		46,196
Total Investments 100.3% (cost $5,996,506)		6,174,856
Other Derivative Instruments 0.0%		51
Other Assets and Liabilities, Net (0.3)%		(19,523)
Total Net Assets 100.0%		6,155,384

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(e)  All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Goldman Sachs 4 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	147	September 2021	31,277	51	244

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs 4 Fund
Assets - Securities
Common Stocks	6,128,660	—	—	6,128,660
Short Term Investments	45,061	1,135	—	46,196
	6,173,721	1,135	—	6,174,856
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	244	—	—	244
	244	—	—	244

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 90.9%
China 20.2%
Alibaba Group Holding Limited - ADR (a)	61	13,879
ANTA Sports Products Limited	342	8,047
Baoshan Iron & Steel Co., Ltd. - Class A (a)	3,821	4,527
Centre Testing International Group Co., Ltd. - Class A (a)	342	1,690
China Merchants Bank Co., Ltd. - Class H	3,282	28,017
China Overseas Land & Investment Ltd.	4,151	9,412
China Yangtze Power Co., Ltd. - Class A (a)	708	2,262
Country Garden Services Holdings Company Limited (a)	1,509	16,323
Kweichow Moutai Co. Ltd. - Class A	88	27,979
Li Ning Company Limited	493	6,034
LONGi Green Energy Technology Co., Ltd. - Class A	139	1,906
NetEase, Inc.	472	10,735
NetEase, Inc. - ADR (a)	94	10,851
PetroChina Company Limited - Class H	17,298	8,466
Pharmaron Beijing Co., Ltd. - Class A	120	4,017
Tencent Holdings Limited	466	35,105
Weichai Power Co., Ltd. - Class H	3,953	8,801
WuXi AppTec Co., Ltd. - Class A (a)	402	9,757
		207,808
India 19.0%
Bajaj Finance Limited	190	15,419
Housing Development Finance Corp.	1,290	43,099
ICICI Bank Limited	1,074	9,154
Infosys Ltd. - ADR	1,735	36,761
Infosys Ltd.	1,111	23,606
JSW Steel Limited	538	4,969
Reliance Industries Limited - GDR (b)	86	4,881
Reliance Industries Ltd.	972	27,689
State Bank of India	2,503	14,180
Tata Consultancy Services Limited	224	10,098
Tata Steel Ltd.	339	5,352
		195,208
Russian Federation 12.2%
Polymetal International PLC (a)	161	3,491
Polymetal International PLC	165	3,558
Public Joint Stock Company "Severstal"	232	4,983
Public Joint Stock Society "Polyus" - GDR (c)	169	16,370
Public Joint Stock Society "Surgutneftegaz"	2,259	1,133
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	4	1,348
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel" - ADR	576	19,633
Public Joint Stock Society Oil Company "Lukoil"	243	22,463
Public Joint Stock Society Oil Company "Rosneft"	2,190	17,120
Sberbank of Russia	8,393	35,075
		125,174
Brazil 9.8%
Banco do Brasil SA (a)	1,174	7,573
Petroleo Brasileiro S/A Petrobras. - ADR	2,554	31,235
Vale S.A. - ADR	940	21,449
Vale S.A. (a)	1,788	40,582
		100,839
South Korea 8.0%
Amorepacific Corporation	41	9,160
Daum Communications Corp.	31	4,542
LG Corp.	15	1,399
Samsung Electronics Co. Ltd.	778	55,829
SK Telecom Co. Ltd.	39	10,968
		81,898
Taiwan 7.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	18	2,161
Taiwan Semiconductor Manufacturing Co. Ltd.	3,490	74,602
		76,763
United States of America 5.3%
Lam Research Corp. (a)	43	27,956
NVIDIA Corporation (a)	33	26,220
		54,176
Netherlands 4.0%
ASML Holding	60	41,545
Spain 1.5%
Banco Bilbao Vizcaya Argentaria, S.A. (a)	2,489	15,436
Cyprus 1.3%
TCS Group Holding PLC - GDR (a) (c)	155	13,580
Turkey 0.7%
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	3,470	7,201
Indonesia 0.7%
PT. Bank Central Asia Tbk	3,360	6,996
Hong Kong 0.4%
AIA Group Limited	140	1,742
Sun Hung Kai Properties Ltd.	177	2,626
		4,368
Kazakhstan 0.3%
Kaspi.Kz, Ao - GDR (a) (c)	33	3,536
Total Common Stocks (cost $756,216)		934,528
PREFERRED STOCKS 4.0%
Brazil 4.0%
Banco Bradesco S.A. (a) (d)	4,178	21,589
Itau Unibanco Holding S.A. (d)	1,750	10,479
Petroleo Brasileiro S/A Petrobras. (a) (d)	199	1,178
Usinas Siderurgicas De Minas Gerais S/A. Usiminas	2,073	7,986
Total Preferred Stocks (cost $39,478)		41,232
PARTICIPATORY NOTES 3.0%
China 3.0%
Macquarie Bank Limited (Wuliangye Yibin Co., Ltd.) (e)	668	30,755
Total Participatory Notes (cost $11,988)		30,755
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.7%
JNL Government Money Market Fund - Institutional Class, 0.01% (f) (g)	17,778	17,778
Total Short Term Investments (cost $17,778)		17,778
Total Investments 99.6% (cost $825,460)		1,024,293
Other Assets and Liabilities, Net 0.4%		3,937
Total Net Assets 100.0%		1,028,230

(a)  Non-income producing security.

(b)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $4,881 and 0.5% of the Fund.

(c)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Convertible security.

(e)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f)  Investment in affiliate.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Kaspi.Kz, Ao	06/10/21	2,985	3,536	0.4
Public Joint Stock Society "Polyus"	01/10/19	10,647	16,370	1.6
TCS Group Holding PLC	02/18/21	9,820	13,580	1.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/GQG Emerging Markets Equity Fund — Restricted Securities (continued)
Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
	23,452	33,486	3.3

JNL/GQG Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	07/02/21	USD	14,342	1,847	—
USD/HKD	SSB	07/02/21	HKD	(4,724)	(609)	—
USD/HKD	SSB	07/06/21	HKD	(1,735)	(223)	—
					1,015	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks
China	24,730	183,078	—	207,808
India	41,642	153,566	—	195,208
Russian Federation	101,983	23,191	—	125,174
Brazil	100,839	—	—	100,839
South Korea	—	81,898	—	81,898
Taiwan	2,161	74,602	—	76,763
United States of America	54,176	—	—	54,176
Netherlands	—	41,545	—	41,545
Spain	—	15,436	—	15,436
Cyprus	13,580	—	—	13,580
Turkey	—	7,201	—	7,201
Indonesia	—	6,996	—	6,996
Hong Kong	—	4,368	—	4,368
Kazakhstan	3,536	—	—	3,536
Preferred Stocks	41,232	—	—	41,232
Participatory Notes	—	30,755	—	30,755
Short Term Investments	17,778	—	—	17,778
	401,657	622,636	—	1,024,293
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 95.7%
United States of America 39.9%
Alphabet Inc. - Class A (a)	22	54,357
American International Group Inc.	392	18,668
Automatic Data Processing Inc. (a)	40	7,885
Bank of America Corp.	523	21,576
Berkshire Hathaway Inc. - Class B (a)	126	34,934
Booking Holdings Inc. (a)	8	17,927
Charter Communications, Inc. - Class A (a)	30	21,811
Citigroup Inc.	229	16,177
Comcast Corporation - Class A (a)	158	8,986
Constellation Brands, Inc. - Class A	36	8,505
Fiserv, Inc. (a)	158	16,921
General Dynamics Corporation	68	12,877
General Motors Company (a)	305	18,068
Halliburton Company	570	13,169
HCA Healthcare, Inc.	132	27,342
Hilton Worldwide Holdings Inc. (a)	132	15,874
Humana Inc.	43	19,170
Keurig Dr Pepper Inc. (a)	834	29,390
Moody's Corp.	25	9,241
Workday, Inc. - Class A (a)	27	6,518
		379,396
Germany 18.7%
Allianz SE	148	36,833
Bayer AG - Class N	640	38,907
Daimler AG - Class N	447	39,913
Fresenius Medical Care AG & Co. KGaA	347	28,859
Fresenius SE & Co. KGaA	176	9,197
Henkel AG & Co. KGaA	62	5,673
SAP SE	133	18,664
		178,046
Switzerland 14.5%
Compagnie Financiere Richemont SA	75	9,136
Credit Suisse Group AG - Class N	3,404	35,687
Glencore PLC	7,834	33,619
Julius Bar Gruppe AG - Class N	427	27,926
LafargeHolcim Ltd.	223	13,374
Novartis AG - Class N	197	17,984
		137,726
United Kingdom 4.9%
Compass Group PLC (a)	456	9,613
Liberty Global PLC - Class A (a)	813	22,084
Liberty Global PLC - Class C (a)	62	1,686
WPP 2012 Limited	971	13,109
		46,492
France 4.6%
BNP Paribas SA	592	37,037
Danone	88	6,167
		43,204
Netherlands 3.2%
CNH Industrial N.V. (a)	1,830	30,419
South Africa 2.7%
Naspers Ltd. - Class N	123	25,799
China 2.1%
Alibaba Group Holding Limited (a) (b)	349	9,855
Alibaba Group Holding Limited - ADR (a)	44	10,001
		19,856
South Korea 1.9%
NAVER Corp.	38	14,275
Samsung Electronics Co. Ltd.	51	3,633
		17,908
Japan 1.8%
Toyota Motor Corp.	199	17,359
Mexico 1.4%
Grupo Televisa S.A.B. - ADR (a)	915	13,065
Total Common Stocks (cost $711,256)		909,270
PREFERRED STOCKS 0.4%
Germany 0.4%
Henkel AG & Co. KGaA (c)	39	4,072
Total Preferred Stocks (cost $3,818)		4,072
CORPORATE BONDS AND NOTES 0.3%
Guernsey 0.3%
Credit Suisse AG
3.00%, 11/12/21, CHF (b) (c) (d)	1,145	1,385
3.00%, 11/12/21, CHF (c) (e)	1,200	1,452
Total Corporate Bonds And Notes (cost $2,584)		2,837
WARRANTS 0.0%
Switzerland 0.0%
Compagnie Financiere Richemont SA (a)	260	174
Total Warrants (cost $0)		174
SHORT TERM INVESTMENTS 3.4%
Investment Companies 3.4%
JNL Government Money Market Fund - Institutional Class, 0.01% (f) (g)	31,758	31,758
Total Short Term Investments (cost $31,758)		31,758
Total Investments 99.8% (cost $749,416)		948,111
Other Derivative Instruments 0.0%		405
Other Assets and Liabilities, Net 0.2%		1,434
Total Net Assets 100.0%		949,950

(a)  Non-income producing security.

(b)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c)  Convertible security.

(d)  All or a portion of the security was on loan as of June 30, 2021.

(e)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Investment in affiliate.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/Harris Oakmark Global Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	11/23/20	10,421	9,855	1.0
Credit Suisse AG, 3.00%, 11/12/21	05/07/21	1,271	1,385	0.2
		11,692	11,240	1.2

JNL/Harris Oakmark Global Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CHF	GSC	12/15/21	CHF	(12,414)	(13,468)	405

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	379,396	—	—	379,396
Germany	—	178,046	—	178,046
Switzerland	—	137,726	—	137,726
United Kingdom	23,770	22,722	—	46,492
France	—	43,204	—	43,204
Netherlands	—	30,419	—	30,419
South Africa	—	25,799	—	25,799
China	10,001	9,855	—	19,856
South Korea	—	17,908	—	17,908
Japan	—	17,359	—	17,359
Mexico	13,065	—	—	13,065
Preferred Stocks	4,072	—	—	4,072
Corporate Bonds And Notes	—	2,837	—	2,837
Warrants	174	—	—	174
Short Term Investments	31,758	—	—	31,758
	462,236	485,875	—	948,111
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	405	—	405
	—	405	—	405

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 99.1%
Real Estate 99.1%
AvalonBay Communities Inc.	89	18,565
Camden Property Trust	71	9,413
Centerspace	59	4,631
Duke Realty Corp.	309	14,629
EPR Properties (a)	100	5,240
Equinix, Inc.	32	25,690
Federal Realty Investment Trust	67	7,900
First Industrial Realty Trust, Inc.	191	9,999
Invitation Homes Inc.	328	12,237
Kilroy Realty Corporation	138	9,575
Mack-Cali Realty Corporation (a)	107	1,841
Netstreit Corp.	193	4,461
New Senior Investment Group Inc.	820	7,195
Pebblebrook Hotel Trust	408	9,603
Physicians Realty Trust	589	10,885
Piedmont Office Realty Trust Inc. - Class A	386	7,129
Postal Realty Trust, Inc. - Class A	205	3,746
ProLogis Inc.	121	14,514
Public Storage	70	20,928
SITE Centers Corp.	530	7,982
Sun Communities Inc.	72	12,294
Sunstone Hotel Investors Inc. (a)	559	6,941
VICI Properties Inc. (b)	453	14,053
Weingarten Realty Investors	285	9,142
Welltower Inc.	253	21,027
Total Common Stocks (cost $222,392)		269,620
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	1,251	1,251
Total Short Term Investments (cost $1,251)		1,251
Total Investments 99.6% (cost $223,643)		270,871
Other Assets and Liabilities, Net 0.4%		1,191
Total Net Assets 100.0%		272,062

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	269,620	—	—	269,620
Short Term Investments	1,251	—	—	1,251
	270,871	—	—	270,871

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 96.3%
Financials 18.0%
American Express Co. (a)	98	16,254
Bank of America Corp.	591	24,359
Comerica Inc.	225	16,029
Cullen/Frost Bankers Inc.	115	12,869
Fifth Third Bancorp (a)	279	10,668
M&T Bank Corporation	130	18,942
The Charles Schwab Corporation	129	9,357
The Hartford Financial Services Group, Inc.	429	26,582
The PNC Financial Services Group, Inc.	60	11,421
The Travelers Companies, Inc.	128	19,163
Zions Bancorp	298	15,748
		181,392
Consumer Staples 17.7%
Anheuser-Busch InBev	213	15,363
Campbell Soup Company	390	17,773
General Mills, Inc.	341	20,800
Heineken NV	155	18,762
Kraft Heinz Foods Company (a)	339	13,832
L'Oreal SA	27	12,235
Mondelez International, Inc. - Class A (a)	239	14,950
Nestle SA - Class N	129	16,062
Procter & Gamble Co. (a)	174	23,445
Sysco Corp.	78	6,075
The Coca-Cola Company	345	18,691
		177,988
Industrials 11.6%
3M Company	77	15,369
ABB Ltd. - Class N	441	14,979
Cummins Inc.	37	9,111
Deere & Company	27	9,646
Emerson Electric Co.	82	7,907
Flowserve Corporation	376	15,163
General Dynamics Corporation	35	6,605
Pentair Public Limited Company	172	11,636
Raytheon BBN Technologies Corp.	138	11,766
Stanley Black & Decker, Inc.	20	4,140
United Parcel Service Inc. - Class B	51	10,692
		117,014
Utilities 9.3%
American Electric Power Co. Inc. (a)	111	9,362
Consolidated Edison, Inc.	19	1,384
Dominion Energy, Inc.	306	22,477
Duke Energy Corporation	122	12,059
Entergy Corporation	203	20,255
Exelon Corporation (a)	293	12,985
Sempra Energy	111	14,726
		93,248
Health Care 9.0%
Bayer AG - Class N	99	5,993
Bristol-Myers Squibb Company	177	11,797
Eli Lilly & Co.	68	15,658
Johnson & Johnson	125	20,564
Medtronic Public Limited Company	135	16,739
Merck & Co., Inc.	263	20,412
		91,163
Information Technology 6.8%
Automatic Data Processing Inc. (a)	59	11,735
Broadcom Inc. (a)	22	10,469
Cisco Systems, Inc. (a)	351	18,606
Fidelity National Information Services, Inc.	84	11,947
International Business Machines Corporation	109	16,043
		68,800
Communication Services 6.2%
AT&T Inc. (a)	531	15,267
Comcast Corporation - Class A (a)	419	23,890
Deutsche Telekom AG - Class N	611	12,907
Walt Disney Co.	59	10,384
		62,448
Consumer Discretionary 6.1%
Columbia Sportswear Co. (a)	66	6,463
Darden Restaurants Inc.	23	3,423
Harley-Davidson, Inc.	299	13,684
Target Corporation	94	22,739
TJX Cos. Inc.	223	15,030
		61,339
Materials 5.8%
Avery Dennison Corp.	39	8,145
BASF SE - Class N	132	10,394
DuPont de Nemours, Inc.	145	11,211
International Paper Company	222	13,583
Nutrien Ltd.	98	5,902
Sonoco Products Co.	136	9,094
		58,329
Energy 4.9%
ConocoPhillips	363	22,108
Suncor Energy Inc.	317	7,596
Total SA (b)	436	19,742
		49,446
Real Estate 0.9%
Weyerhaeuser Company	275	9,449
Total Common Stocks (cost $802,383)		970,616
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.8%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	28,435	28,435
Total Short Term Investments (cost $28,435)		28,435
Total Investments 99.1% (cost $830,818)		999,051
Other Assets and Liabilities, Net 0.9%		9,303
Total Net Assets 100.0%		1,008,354

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	844,179	126,437	—	970,616
Short Term Investments	28,435	—	—	28,435
	872,614	126,437	—	999,051

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 99.4%
United States of America 55.8%
Adobe Inc. (a)	212	124,173
Agilent Technologies, Inc.	380	56,116
Alphabet Inc. - Class A (a)	120	293,266
Amazon.com Inc. (a)	7	25,811
Analog Devices, Inc. (a)	35	6,071
Avantor, Inc. (a)	1,201	42,653
Boston Scientific Corporation (a)	343	14,649
Castle Biosciences, Inc. (a)	83	6,100
Charles River Laboratories International Inc. (a)	39	14,256
Dun & Bradstreet Holdings, Inc. (a)	205	4,383
Electronic Arts Inc.	146	20,970
Equifax Inc.	214	51,319
Facebook, Inc. - Class A (a)	419	145,776
Fate Therapeutics, Inc. (a)	61	5,265
Fidelity National Information Services, Inc.	239	33,873
Illumina, Inc. (a)	46	21,642
Intuit Inc. (a)	283	138,808
Intuitive Surgical, Inc. (a)	14	12,681
IQVIA Inc. (a)	73	17,660
Marriott International, Inc. - Class A (a)	26	3,492
Maxim Integrated Products, Inc. (a)	796	83,852
Microsoft Corporation (a)	100	27,096
Paypal Holdings, Inc. (a)	265	77,277
Pegasystems Inc. (a)	121	16,815
Phathom Pharmaceuticals, Inc. (a)	230	7,776
Qualtrics International Inc. - Class A (a) (b)	123	4,690
S&P Global Inc.	311	127,539
Twist Bioscience Corporation (a)	12	1,585
United Parcel Service Inc. - Class B	298	61,899
Veracyte, Inc. (a)	339	13,550
Visa Inc. - Class A	137	32,072
Walt Disney Co.	296	52,023
		1,545,138
Japan 12.8%
Capcom Co. Ltd.	486	14,241
Fanuc Ltd.	122	29,515
Keyence Corp.	134	67,732
Murata Manufacturing Co. Ltd.	885	67,342
Nidec Corp.	781	90,128
Omron Corp.	459	36,400
Takeda Pharmaceutical Co. Ltd.	333	11,166
TDK Corp.	325	39,301
		355,825
France 8.5%
Dassault Systemes SA	36	8,851
Kering SA	99	86,778
LVMH Moet Hennessy Louis Vuitton SE	177	138,789
		234,418
China 4.2%
JD.com, Inc. - Class A - ADR (a)	1,298	103,613
Meituan Dianping - Class B (a) (c)	283	11,690
		115,303
Netherlands 3.9%
Airbus SE (a)	640	82,434
ASML Holding	26	17,893
uniQure N.V. (a)	211	6,499
		106,826
India 3.5%
DLF Limited	14,386	54,668
ICICI Bank Limited - ADR (a)	2,434	41,625
		96,293
Sweden 3.2%
Assa Abloy AB - Class B	1,309	39,483
Atlas Copco Aktiebolag - Class A	818	50,133
		89,616
Germany 2.5%
SAP SE	492	69,214
United Kingdom 1.4%
Farfetch Ltd - Class A (a)	751	37,816
Spain 1.2%
Industria de Diseno Textil, S.A.	909	32,029
Switzerland 0.9%
Lonza Group AG	18	12,907
Zur Rose Group AG (a)	35	13,550
		26,457
Brazil 0.8%
StoneCo Ltd. - Class A (a)	350	23,490
Denmark 0.4%
Ambu A/S - Class B (b)	238	9,162
Ascendis Pharma A/S - ADR (a) (b)	11	1,396
		10,558
Italy 0.3%
Brunello Cucinelli S.p.A. (a) (b)	158	9,255
Total Common Stocks (cost $1,258,722)		2,752,238
PREFERRED STOCKS 0.0%
India 0.0%
Zee Entertainment Enterprises Limited, 6.00%, 03/05/22	1,435	38
Total Preferred Stocks (cost $110)		38
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.01% (d) (e)	3,264	3,264
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (d) (e)	447	447
Total Short Term Investments (cost $3,711)		3,711
Total Investments 99.5% (cost $1,262,543)		2,755,987
Other Assets and Liabilities, Net 0.5%		12,882
Total Net Assets 100.0%		2,768,869

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/Invesco Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Meituan Dianping - Class B	04/14/21	10,289	11,690	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks
United States of America	1,545,138	—	—	1,545,138
Japan	—	355,825	—	355,825
France	—	234,418	—	234,418
China	103,613	11,690	—	115,303
Netherlands	6,499	100,327	—	106,826
India	41,625	54,668	—	96,293
Sweden	—	89,616	—	89,616
Germany	—	69,214	—	69,214
United Kingdom	37,816	—	—	37,816
Spain	—	32,029	—	32,029
Switzerland	—	26,457	—	26,457
Brazil	23,490	—	—	23,490
Denmark	1,396	9,162	—	10,558
Italy	—	9,255	—	9,255
Preferred Stocks	38	—	—	38
Short Term Investments	3,711	—	—	3,711
	1,763,326	992,661	—	2,755,987

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Invesco International Growth Fund
COMMON STOCKS 96.4%
Japan 12.2%
Asahi Breweries Ltd. (a)	220	10,280
Fanuc Ltd.	32	7,740
Hoya Corp.	116	15,343
Keyence Corp.	15	7,520
Koito Manufacturing Co. Ltd.	250	15,560
Komatsu Ltd.	419	10,386
Nidec Corp.	67	7,697
Olympus Corp.	1,203	23,899
SMC Corp.	17	9,744
Sony Corp.	277	26,794
TIS Inc.	366	9,353
		144,316
China 10.9%
Alibaba Group Holding Limited - ADR (b)	131	29,805
JD.com, Inc. - Class A - ADR (b)	277	22,090
Kweichow Moutai Co. Ltd. - Class A	16	5,179
New Oriental Education & Technology Group - ADR (b)	903	7,398
Tencent Holdings Limited	440	33,218
Wuliangye Yibin Co., Ltd. - Class A (b)	172	7,943
Yum China Holdings, Inc.	348	23,073
		128,706
Canada 7.0%
Canadian National Railway Company	117	12,288
CGI Inc. - Class A (b)	388	35,207
Magna International Inc.	161	14,880
Ritchie Bros. Auctioneers Incorporated	189	11,174
The Bank of Nova Scotia	145	9,454
		83,003
France 6.9%
Arkema	67	8,465
Kering SA	11	9,320
LVMH Moet Hennessy Louis Vuitton SE	16	12,705
Pernod-Ricard SA	48	10,623
Sanofi SA	129	13,517
Schneider Electric SE (b)	168	26,506
		81,136
United States of America 6.6%
Booking Holdings Inc. (b)	6	13,553
Broadcom Inc. (b)	70	33,396
Philip Morris International Inc.	310	30,725
		77,674
Netherlands 5.4%
ASML Holding	21	14,693
Heineken NV	108	13,103
Prosus N.V.	99	9,697
Wolters Kluwer NV - Class C	263	26,443
		63,936
Hong Kong 5.1%
AIA Group Limited	1,992	24,816
China Mengniu Dairy Company Limited	3,215	19,426
Galaxy Entertainment Group Ltd. (b)	2,008	16,021
		60,263
Sweden 5.1%
Investor Aktiebolag - Class B	1,403	32,332
Sandvik AB	1,077	27,535
		59,867
South Korea 4.6%
NAVER Corp.	70	25,938
Samsung Electronics Co. Ltd.	387	27,742
		53,680
Switzerland 4.3%
Kühne + Nagel International AG	55	18,656
Logitech International S.A. - Class N	75	9,035
Nestle SA - Class N	185	23,037
		50,728
United Kingdom 4.1%
Ashtead Group Public Limited Company	179	13,262
Linde Public Limited Company	73	21,028
WPP 2012 Limited	1,030	13,905
		48,195
Ireland 3.8%
CRH Plc (b)	378	19,071
Flutter Entertainment Public Limited Company (b)	76	13,904
Icon Public Limited Company (a) (b)	60	12,319
		45,294
Denmark 2.8%
Carlsberg A/S - Class B	90	16,790
Novo Nordisk A/S - Class B	196	16,408
		33,198
Taiwan 2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,503	32,138
Mexico 2.7%
Wal - Mart de Mexico, S.A.B. de C.V.	9,631	31,440
Brazil 2.4%
B3 S.A. - Brasil, Bolsa, Balcao (b)	8,264	27,791
Germany 2.3%
Deutsche Boerse AG - Class N	113	19,662
Knorr - Bremse Aktiengesellschaft (c)	67	7,763
		27,425
Italy 2.2%
Finecobank Banca Fineco SPA (b)	1,473	25,683
India 2.2%
HDFC Bank Limited - ADR	351	25,633
Australia 2.1%
Amcor Ltd. - CDI	1,544	17,634
CSL Ltd.	32	6,942
		24,576
Singapore 1.0%
United Overseas Bank Ltd.	636	12,246
Total Common Stocks (cost $851,123)		1,136,928
PREFERRED STOCKS 1.2%
Switzerland 1.2%
Roche Holding AG	37	13,899
Total Preferred Stocks (cost $12,919)		13,899
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 0.01% (d) (e)	25,835	25,835
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (d) (e)	7,975	7,975
Total Short Term Investments (cost $33,810)		33,810
Total Investments 100.4% (cost $897,852)		1,184,637
Other Assets and Liabilities, Net (0.4)%		(4,947)
Total Net Assets 100.0%		1,179,690

(a)  All or a portion of the security was on loan as of June 30, 2021.

(b)  Non-income producing security.

(c)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Invesco International Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Knorr - Bremse Aktiengesellschaft	01/24/20	7,571	7,763	0.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	361,254	775,674	—	1,136,928
Preferred Stocks	13,899	—	—	13,899
Short Term Investments	33,810	—	—	33,810
	408,963	775,674	—	1,184,637

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 98.8%
Health Care 29.1%
ABCAM PLC (a)	774	14,785
Adaptive Biotechnologies Corporation (a)	279	11,415
Ascendis Pharma A/S - ADR (a)	104	13,652
AtriCure, Inc. (a)	359	28,473
Avantor, Inc. (a)	922	32,751
Bio-Techne Corporation (a)	49	22,264
Bruker Corp. (a)	274	20,803
Caredx, Inc. (a)	565	51,708
Catalent Inc. (a)	202	21,854
ChemoCentryx, Inc. (a)	188	2,520
Conmed Corp. (a)	162	22,205
Cryoport, Inc. (a)	394	24,853
Halozyme Therapeutics, Inc. (a)	694	31,517
Heron Therapeutics, Inc. (a)	482	7,479
Immunovant, Inc. (a)	247	2,610
Inari Medical, Inc. (a)	260	24,289
Insulet Corporation (a)	75	20,603
Intellia Therapeutics, Inc. (a)	180	29,189
Iovance Biotherapeutics Inc. (a)	276	7,191
iRhythm Technologies Inc. (a)	127	8,434
Kodiak Sciences, Inc. (a)	108	9,998
LHC Group, Inc. (a)	102	20,424
Maravai LifeSciences Holdings, Inc. - Class A (a)	683	28,510
Masimo Corp. (a)	84	20,362
Mesa Laboratories, Inc. (a)	57	15,343
Mirati Therapeutics, Inc. (a)	63	10,115
NanoString Technologies, Inc. (a)	301	19,477
Natera, Inc. (a)	356	40,406
Neogenomics Laboratories, Inc. (a)	483	21,822
Nevro Corp. (a)	124	20,563
Repligen Corporation (a)	245	48,989
Sage Therapeutics Inc. (a)	126	7,167
Schrodinger, Inc. (a)	270	20,439
Syneos Health, Inc. - Class A (a)	349	31,239
Tandem Diabetes Care Inc. (a)	195	18,996
Translate Bio, Inc. (a)	550	15,142
Twist Bioscience Corporation (a)	317	42,228
		789,815
Information Technology 24.9%
Allegro Microsystems Inc. (a)	733	20,310
Altair Engineering Inc. - Class A (a)	310	21,362
Ambarella Inc. (a)	180	19,194
Anaplan, Inc. (a)	275	14,644
Avalara, Inc. (a)	125	20,178
Bigcommerce Holdings, Inc. - Series 1 (a)	174	11,317
Bill.Com Holdings Inc. (a)	182	33,297
Black Knight, Inc. (a)	147	11,473
Blackline, Inc. (a)	263	29,229
Cree, Inc. (a)	196	19,166
Duck Creek Technologies, Inc. (a)	148	6,441
Everbridge, Inc. (a)	113	15,396
Fabrinet (a)	201	19,276
Fair Isaac Corporation (a)	34	17,091
Five9 Inc. (a)	138	25,256
Guidewire Software, Inc. (a)	185	20,829
II-VI Incorporated (a)	286	20,790
IPG Photonics Corporation (a)	83	17,527
Lattice Semiconductor Corp. (a)	755	42,398
Littelfuse Inc. (a)	83	21,134
LivePerson, Inc. (a)	355	22,425
MACOM Technology Solutions Holdings, Inc. (a)	331	21,222
MKS Instruments, Inc. (a)	101	18,003
Nuance Communications, Inc. (a)	55	2,992
Pegasystems Inc. (a)	185	25,764
Power Integrations Inc. (a)	276	22,641
Q2 Holdings, Inc. (a)	316	32,391
Qualys, Inc. (a)	148	14,875
Semtech Corp. (a)	346	23,808
Silicon Laboratories Inc. (a)	188	28,758
Smartsheet Inc. - Class A (a)	283	20,463
Upstate Property Rentals, LLC (a)	97	10,386
Zendesk, Inc. (a)	177	25,582
		675,618
Industrials 19.0%
AECOM (a)	357	22,614
ASGN Incorporated (a)	197	19,096
Builders FirstSource, Inc. (a)	753	32,126
Clarivate PLC (a)	541	14,883
Clean Harbors Inc. (a)	238	22,150
Construction Partners, Inc. - Class A (a)	590	18,520
Evoqua Water Technologies Corp. (a)	716	24,189
Generac Holdings Inc. (a)	41	17,089
IAA Spinco Inc. (a)	275	15,019
Kennametal Inc.	491	17,647
Knight-Swift Transportation Holdings Inc. - Class A	209	9,518
Kornit Digital Ltd. (a)	250	31,063
Mercury Systems Inc. (a)	146	9,642
Nordson Corp. (a)	80	17,515
Saia, Inc. (a)	108	22,690
Shoals Technologies LLC - Class A (a)	558	19,794
Simpson Manufacturing Co. Inc.	144	15,944
SiteOne Landscape Supply, Inc. (a)	136	22,980
Terex Corp.	395	18,826
Timken Co.	249	20,088
Trex Company, Inc. (a)	213	21,766
Valmont Industries Inc.	99	23,379
Vicor Corp. (a)	226	23,913
Welbilt Inc. (a)	1,630	37,722
WESCO International, Inc. (a)	176	18,104
		516,277
Consumer Discretionary 14.8%
Caesars Entertainment, Inc. (a)	348	36,121
Five Below, Inc. (a)	122	23,582
Floor & Decor Holdings Inc. - Class A (a)	278	29,396
Fox Factory Holding Corp. (a)	180	28,073
Harley-Davidson, Inc.	432	19,805
Installed Building Products, Inc.	178	21,766
Marriott Vacations Worldwide Corporation (a)	142	22,653
Ollie's Bargain Outlet Holdings Inc. (a)	164	13,821
Overstock.com Inc. (a)	357	32,911
Penn National Gaming Inc. (a)	322	24,645
Planet Fitness, Inc. - Class A (a)	253	19,072
Pool Corporation (a)	49	22,547
RH (a)	50	33,851
Shutterstock Inc.	86	8,484
Texas Roadhouse Inc. - Class A (a)	263	25,295
Visteon Corporation (a)	153	18,512
Wingstop Inc. (a)	137	21,567
		402,101
Materials 3.8%
Axalta Coating Systems Ltd. (a)	551	16,809
Cleveland-Cliffs Inc. (a) (b)	1,139	24,555
Danimer Scientific, L.L.C. - Class A (a) (b)	544	13,629
Eagle Materials Inc. (a)	131	18,559
Element Solutions, Inc.	1,216	28,433
		101,985
Financials 2.9%
Goosehead Insurance, Inc. - Class A (a)	52	6,562
LendingTree, Inc. (a)	50	10,563
LPL Financial Holdings Inc. (a)	217	29,257
Morningstar Inc. (a)	87	22,286
VPC Impact Acquisition Holdings - Class A (a) (b)	1,068	10,689
		79,357
Communication Services 1.8%
Iridium Communications Inc. (a)	535	21,411
Lyft, Inc. - Class A (a)	447	27,015
		48,426
Consumer Staples 1.5%
Boston Beer Co. Inc. - Class A (a)	23	22,927
Performance Food Group, Inc. (a)	382	18,517
		41,444

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Real Estate 0.7%
EastGroup Properties Inc.	107	17,642
Energy 0.3%
Array Technologies, Inc. (a)	461	7,195
Total Common Stocks (cost $1,640,996)		2,679,860
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	35,798	35,798
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	21,487	21,487
Total Short Term Investments (cost $57,285)		57,285
Total Investments 100.9% (cost $1,698,281)		2,737,145
Other Assets and Liabilities, Net (0.9)%		(25,011)
Total Net Assets 100.0%		2,712,134

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	2,665,075	14,785	—	2,679,860
Short Term Investments	57,285	—	—	57,285
	2,722,360	14,785	—	2,737,145

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 73.4%
United States of America 39.0%
3M Company	1	153
Abbott Laboratories	1	153
AbbVie Inc.	64	7,171
ABIOMED, Inc. (a)	1	173
Activision Blizzard, Inc. (a)	2	151
Acuity Brands, Inc.	3	587
Adobe Inc. (a)	—	184
Advance Auto Parts, Inc.	1	159
Advanced Micro Devices, Inc. (a)	40	3,730
AFLAC Incorporated	3	148
Agilent Technologies, Inc.	1	173
Agios Pharmaceuticals, Inc. (a)	7	393
Air Products & Chemicals Inc.	1	150
Airbnb, Inc. - Class A (a)	2	328
Akamai Technologies, Inc. (a)	1	157
Alaska Air Group Inc. (a)	2	135
Albemarle Corporation	1	163
Alcoa Corporation (a)	21	785
Alexandria Real Estate Equities Inc.	1	159
Alexion Pharmaceuticals Inc. (a)	1	158
Align Technology Inc. (a)	—	161
Alleghany Corp. (a)	1	456
Allegion Public Limited Company	1	155
Alliant Energy Corporation (a)	3	148
Alnylam Pharmaceuticals, Inc. (a)	3	573
Alphabet Inc. - Class A (a)	—	681
Alphabet Inc. - Class C (a)	8	18,798
Altice USA, Inc. - Class A (a)	4	150
Altria Group, Inc.	3	146
Amazon.com Inc. (a)	5	17,586
Ameren Corporation	2	147
American Airlines Group Inc. (a)	7	145
American Electric Power Co. Inc. (a)	9	738
American Express Co. (a) (b)	6	1,065
American Homes 4 Rent - Class A	15	576
American International Group Inc.	39	1,871
American Tower Corporation	1	167
American Water Works Co. Inc.	1	155
Ameriprise Financial, Inc.	1	151
AmerisourceBergen Corp.	7	796
AMETEK, Inc.	8	1,049
Amgen Inc. (a) (b)	6	1,463
Amphenol Corp. - Class A	2	157
Analog Devices, Inc. (a)	39	6,761
ANSYS, Inc. (a)	—	159
Anthem Inc.	—	149
AO Smith Corp.	2	160
Apa Corp. (a)	8	162
Apple Inc. (a)	102	14,049
Applied Materials Inc. (a)	18	2,571
Aptiv PLC (a)	1	175
Archer-Daniels-Midland Company	2	142
Arista Networks, Inc. (a)	—	165
Arrow Electronics, Inc. (a)	2	238
Arthur J Gallagher & Co.	1	146
Assurant, Inc.	1	152
AT&T Inc. (a)	5	151
Atmos Energy Corp.	2	150
Autodesk, Inc. (a)	1	161
Automatic Data Processing Inc. (a)	1	159
AutoNation, Inc. (a)	10	934
AutoZone Inc. (a)	1	1,450
AvalonBay Communities Inc.	5	995
Avery Dennison Corp.	1	148
Baker Hughes, a GE Company, LLC - Class A	6	138
Ball Corp. (b)	4	324
Bank of America Corp. (b)	146	6,022
Baxter International Inc.	2	149
Becton, Dickinson and Company	1	152
Berkshire Hathaway Inc. - Class B (a) (b)	9	2,531
Best Buy Co. Inc.	6	716
Biogen Inc. (a)	5	1,758
BioMarin Pharmaceutical Inc. (a)	2	192
Bio-Rad Laboratories, Inc. - Class A (a)	—	165
BJ's Wholesale Club Holdings, Inc. (a)	8	400
BlackRock, Inc.	1	1,228
Booking Holdings Inc. (a)	2	4,402
Booz Allen Hamilton Holding Corporation - Class A	11	953
BorgWarner Inc.	3	151
Boston Properties Inc.	1	161
Boston Scientific Corporation (a)	109	4,653
Bright Horizons Family Solutions Inc. (a)	4	647
Bristol-Myers Squibb Company (b)	105	7,031
Brixmor Property Group Inc.	27	622
Broadcom Inc. (a)	—	163
Broadridge Financial Solutions, Inc.	1	156
Brown-Forman Corp. - Class B	2	146
Bumble Inc. - Class A (a)	19	1,087
C.H. Robinson Worldwide, Inc. (a)	2	151
Cabot Oil & Gas Corp.	34	591
Cadence Design Systems Inc. (a)	1	169
Caesars Entertainment, Inc. (a)	2	158
Campbell Soup Company	3	143
Capital One Financial Corporation	17	2,708
Cardinal Health, Inc.	3	153
Carlisle Cos. Inc.	3	529
CarMax Inc. (a)	8	1,072
Carnival Plc (a)	1	28
Carrier Global Corporation	14	699
Catalent Inc. (a)	10	1,088
Caterpillar Inc.	1	142
Cboe Global Markets, Inc.	1	165
CBRE Group, Inc. - Class A (a)	10	826
CDW Corp. (a)	1	159
Celanese Corp. - Class A	9	1,333
Centene Corporation (a)	13	943
CenterPoint Energy, Inc.	6	154
Ceridian HCM Holding Inc. (a)	10	985
Cerner Corp. (a)	2	152
CF Industries Holdings Inc.	3	151
Charter Communications, Inc. - Class A (a)	6	4,427
Chevron Corporation (b)	21	2,231
Chipotle Mexican Grill Inc. (a)	—	177
Chubb Limited	5	737
Church & Dwight Co. Inc.	2	149
Cigna Holding Company	30	6,972
Cincinnati Financial Corporation	1	147
Cintas Corp. (a)	—	167
Cisco Systems, Inc. (a)	31	1,633
Citigroup Inc.	42	2,942
Citizens Financial Group Inc.	26	1,195
Citrix Systems Inc. (a)	1	155
CME Group Inc. - Class A (a)	1	151
CMS Energy Corp.	2	144
CNA Financial Corp.	5	218
Cognizant Technology Solutions Corp. - Class A (a)	2	149
Colgate-Palmolive Co.	2	150
Columbia Sportswear Co. (a)	4	365
Comcast Corporation - Class A (a)	106	6,028
Comerica Inc.	2	143
CommScope Holding Company, Inc. (a)	35	742
ConAgra Brands Inc.	4	146
Confluent, Inc. - Class A (a)	6	269
ConocoPhillips	108	6,593
Consolidated Edison, Inc.	2	140
Constellation Brands, Inc. - Class A	13	3,071
Cooper Cos. Inc.	3	994
Copart Inc. (a)	9	1,173
Corning Incorporated	4	143
Corteva, Inc.	3	154
Costco Wholesale Corporation (a)	—	158
Coty Inc. - Class A (a)	24	220
Cree, Inc. (a)	7	668
CrowdStrike Holdings, Inc. - Class A (a)	4	984
Crown Castle International Corp.	1	163
CSX Corp. (a)	5	152

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Cummins Inc.	1	146
CVS Health Corporation	19	1,560
D.R. Horton, Inc.	2	151
Danaher Corporation	1	163
Darden Restaurants Inc.	3	424
DaVita Inc. (a)	1	150
Deere & Company	5	1,869
Delta Air Lines, Inc. (a)	22	952
Dentsply Sirona Inc.	2	143
Devon Energy Corporation	6	179
DexCom Inc. (a)	4	1,613
Diamondback Energy, Inc.	18	1,658
Digital Realty Trust Inc.	1	152
Discover Financial Services	6	739
Discovery, Inc. - Series A (a) (c)	5	147
Discovery, Inc. - Series C (a)	27	785
Dish Network Corporation - Class A (a)	14	602
Dollar General Corporation	3	608
Dollar Tree Inc. (a)	1	142
Dominion Energy, Inc.	2	146
Domino's Pizza, Inc.	—	167
Dover Corporation	8	1,220
Dow Inc.	2	144
Draftkings Inc. - Class A (a)	17	889
DTE Energy Company	1	141
Duke Energy Corporation	1	148
Duke Realty Corp.	3	159
DuPont de Nemours, Inc.	2	141
DXC Technology Company (a)	4	162
EastGroup Properties Inc.	3	471
Eastman Chemical Co.	33	3,910
Eaton Corporation Public Limited Company	22	3,218
eBay Inc. (a)	3	183
Ecolab Inc.	1	147
Edison International	9	498
Edwards Lifesciences Corporation (a)	2	173
Electronic Arts Inc.	1	157
Eli Lilly & Co.	8	1,863
Emerson Electric Co.	2	158
Energizer Holdings, Inc.	11	452
Enphase Energy, Inc. (a)	1	201
Entegris, Inc. (a)	10	1,269
Entergy Corporation	5	459
EOG Resources, Inc.	21	1,746
EPAM Systems, Inc. (a)	2	874
Equifax Inc.	1	157
Equinix, Inc.	—	171
Equitrans Midstream Corp.	15	130
Equity Residential	2	158
Essex Property Trust Inc.	1	159
Estee Lauder Cos. Inc. - Class A	5	1,513
ETSY, Inc. (a)	1	185
Evergy, Inc.	2	149
Eversource Energy	2	149
Exact Sciences Corporation (a)	6	795
Exelixis, Inc. (a)	27	486
Exelon Corporation (a)	3	148
Expedia Group, Inc. (a)	1	148
Expeditors International of Washington Inc. (a)	1	160
Extra Space Storage Inc.	1	174
Exxon Mobil Corporation	3	166
F5 Networks, Inc. (a)	1	156
Facebook, Inc. - Class A (a)	11	3,730
Fastenal Co. (a)	3	152
Federal Realty Investment Trust	5	534
FedEx Corporation	13	3,937
Fidelity National Information Services, Inc.	20	2,825
Fifth Third Bancorp (a)	4	141
First Republic Bank	6	1,167
FirstEnergy Corp.	4	153
Fiserv, Inc. (a) (b)	12	1,335
Five9 Inc. (a)	4	770
FleetCor Technologies Inc. (a)	9	2,104
FMC Corporation	18	1,939
Ford Motor Company (a)	30	443
Fortinet, Inc. (a)	1	172
Fortive Corporation	2	151
Fortune Brands Home & Security, Inc.	16	1,596
Fox Corporation - Class A (a)	4	155
Franklin Resources Inc.	5	147
Freeport-McMoRan Inc. (a)	99	3,681
Gap Inc.	23	790
Gartner Inc. (a)	1	160
Generac Holdings Inc. (a)	5	2,089
General Dynamics Corporation	4	738
General Electric Company	12	160
General Mills, Inc.	2	148
General Motors Company (a)	27	1,595
Genuine Parts Co.	1	148
Gilead Sciences, Inc. (a)	2	154
Global Payments Inc. (b)	8	1,518
Globe Life Inc.	1	141
Graphic Packaging Holding Company	17	316
Halliburton Company	7	158
Hanesbrands Inc.	8	148
Hasbro, Inc. (a)	2	153
HCA Healthcare, Inc.	3	563
Healthpeak Properties, Inc.	5	156
Henry Schein Inc. (a)	2	143
Hershey Co.	8	1,395
Hess Corporation	2	163
Hewlett Packard Enterprise Company	10	139
Hilton Worldwide Holdings Inc. (a)	1	155
HollyFrontier Corp. (a)	5	149
Hologic Inc. (a)	2	162
Honeywell International Inc. (a)	9	1,995
Horizon Therapeutics Public Limited Company (a)	9	822
Hormel Foods Corp.	3	148
Host Hotels & Resorts, Inc. (a)	70	1,190
Howmet Aerospace Inc. (a)	5	156
HP Inc.	5	146
HubSpot Inc. (a)	2	1,115
Humana Inc.	—	154
Huntington Bancshares Incorporated (a)	10	141
Huntington Ingalls Industries Inc.	1	152
IDEX Corporation	1	153
IDEXX Laboratories, Inc. (a)	—	179
IHS Markit Ltd.	9	1,045
Illinois Tool Works Inc.	1	148
Illumina, Inc. (a)	—	185
Incyte Corporation (a)	2	154
Ingersoll Rand Inc. (a)	76	3,737
Insulet Corporation (a)	2	465
Intel Corporation (a)	14	766
Intercontinental Exchange, Inc.	9	1,019
International Business Machines Corporation	4	527
International Flavors & Fragrances Inc.	1	166
International Paper Company	2	149
Interpublic Group of Cos. Inc.	5	151
Intuit Inc. (a)	5	2,516
Intuitive Surgical, Inc. (a)	2	1,487
Invesco Ltd.	17	444
IPG Photonics Corporation (a)	1	159
IQVIA Inc. (a)	1	157
Iron Mountain Incorporated	4	151
ITT Industries Holdings, Inc.	6	572
Jack Henry & Associates Inc. (a)	1	163
Jacobs Engineering Group Inc.	1	149
Jazz Pharmaceuticals Public Limited Company (a)	4	756
JB Hunt Transport Services Inc. (a)	1	149
JM Smucker Co.	1	149
Johnson & Johnson (b)	7	1,181
Johnson Controls International Public Limited Company	2	166
Juniper Networks, Inc.	6	160
Kansas City Southern	1	150
Keurig Dr Pepper Inc. (a)	12	438
KeyCorp	7	138
Keysight Technologies, Inc. (a)	9	1,328
Kimco Realty Corporation	45	943

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Kinder Morgan, Inc.	47	857
KLA-Tencor Corp. (a)	—	160
Kohl's Corporation	17	960
Kraft Heinz Foods Company (a)	16	633
L Brands, Inc.	2	171
L3Harris Technologies, Inc.	1	153
Laboratory Corporation of America Holdings (a)	1	157
Lam Research Corp. (a)	3	2,084
Lamar Advertising Co. - Class A (a)	1	136
Lamb Weston Holdings Inc.	28	2,240
Las Vegas Sands Corp. (a)	29	1,532
Leggett & Platt Inc.	3	146
Leidos Holdings Inc.	6	564
Lennar Corporation - Class A	2	160
Liberty Broadband Corp. - Series C (a)	5	825
Liberty SiriusXM Group - Series A (a)	20	945
Liberty SiriusXM Group - Series C (a)	33	1,522
Lincoln National Corporation	2	143
Live Nation Entertainment, Inc. (a)	2	152
LKQ Corporation (a)	3	150
Lockheed Martin Corporation	—	149
Loews Corp. (b)	27	1,481
Lowe`s Companies, Inc.	14	2,609
Lumen Technologies Inc.	11	148
Lyft, Inc. - Class A (a)	111	6,732
LyondellBasell Industries N.V. - Class A	1	143
M&T Bank Corporation	9	1,318
Marathon Oil Corporation	13	183
Marathon Petroleum Corporation	9	570
MarketAxess Holdings Inc. (a)	—	159
Marriott International, Inc. - Class A (a)	1	150
Marsh & McLennan Companies, Inc.	5	691
Martin Marietta Materials Inc.	3	920
Masco Corporation	3	147
MasterCard Incorporated - Class A	29	10,571
Match Group Holdings II, LLC (a)	16	2,529
Maxim Integrated Products, Inc. (a)	2	166
McCormick & Co. Inc.	2	151
McDonald's Corporation	4	1,009
McKesson Corporation	5	1,029
Media Group Holdings LLC (a) (d) (e)	3,345	—
Merck & Co., Inc.	8	595
MetLife, Inc.	2	142
Mettler-Toledo International Inc. (a)	1	1,151
MGM Resorts International	4	166
Microchip Technology Incorporated (a)	6	844
Micron Technology, Inc. (a)	2	160
Microsoft Corporation (a) (b)	73	19,868
Mid-America Apartment Communities, Inc.	6	963
Mohawk Industries Inc. (a)	4	784
Molson Coors Beverage Company - Class B (a)	3	146
Mondelez International, Inc. - Class A (a)	2	153
MongoDB, Inc. - Class A (a)	2	787
Monolithic Power Systems Inc. (a)	—	174
Monster Beverage 1990 Corporation (a)	2	151
Moody's Corp.	—	172
Morgan Stanley	25	2,362
MOS Holdings Inc.	4	140
Motorola Solutions Inc.	6	1,369
MSCI Inc. - Class A	—	179
Murphy USA Inc.	5	669
NASDAQ Inc. (a)	1	167
National Vision Holdings, Inc. (a)	10	531
NetApp, Inc. (a)	2	164
Netflix, Inc. (a)	4	2,250
Newell Brands Inc.	27	739
Newmont Corporation	2	131
News Corporation - Class A (a)	6	146
Nexstar Media Group, Inc. - Class A (a)	3	472
NextEra Energy, Inc.	49	3,620
Nielsen Holdings plc	6	141
NIKE, Inc. - Class B	15	2,394
NiSource Inc.	6	150
Norfolk Southern Corporation	13	3,555
Northern Trust Corp.	7	829
Northrop Grumman Systems Corp.	2	770
NortonLifelock Inc. (a)	6	158
Norwegian Cruise Line Holdings Ltd. (a)	5	155
NOV Inc. (a)	10	146
NRG Energy, Inc.	4	181
Nucor Corporation	2	145
NVIDIA Corporation (a) (b)	5	3,977
NVR, Inc. (a)	—	164
Occidental Petroleum Corporation	28	869
Old Dominion Freight Line Inc. (a)	4	1,120
Omnicom Group Inc.	2	148
On Semiconductor Corporation (a)	10	394
ONEOK, Inc.	3	161
Open Lending Corporation - Class A (a)	18	756
Oracle Corporation	2	153
O'Reilly Automotive, Inc. (a)	8	4,502
Organon & Co. (a)	12	366
Otis Worldwide Corporation	2	162
Owens Corning Inc.	18	1,762
PACCAR Inc.	2	150
Pacific Gas And Electric Company (a)	100	1,019
Packaging Corporation of America	7	930
Parker-Hannifin Corporation	4	1,321
Paychex Inc. (a)	2	165
Paycom Software, Inc. (a)	—	168
Paypal Holdings, Inc. (a) (b)	9	2,646
Penn National Gaming Inc. (a)	2	152
Pentair Public Limited Company	2	153
People's United Financial Inc. (a)	53	916
PepsiCo, Inc. (a)	1	154
PerkinElmer Inc.	1	162
Perrigo Company Public Limited Company	3	155
Pfizer Inc.	9	348
Philip Morris International Inc.	7	689
Phillips 66	23	2,010
Pioneer Natural Resources Co.	13	2,083
Pool Corporation (a)	—	163
Post Holdings, Inc. (a)	7	742
PPG Industries, Inc.	1	146
PPL Corporation	5	148
Principal Financial Group, Inc. (a)	2	151
Procter & Gamble Co. (a) (b)	7	935
Progressive Corp.	30	2,936
ProLogis Inc.	28	3,321
Prudential Financial Inc.	14	1,440
Public Service Enterprise Group Inc.	2	146
Public Storage	4	1,064
Pulte Homes Inc.	3	151
PVH Corp. (a)	1	150
Qiagen N.V. (a)	1	64
Qorvo, Inc. (a)	1	171
Qualcomm Incorporated (a) (b)	12	1,722
Quanta Services, Inc.	13	1,165
Quest Diagnostics Incorporated	1	156
Ralph Lauren Corp. - Class A	5	615
Raymond James Financial Inc.	1	149
Rayonier Inc.	19	669
Raytheon BBN Technologies Corp.	35	2,992
Realty Income Corporation	2	153
Regency Centers Corp. (a)	2	158
Regeneron Pharmaceuticals, Inc. (a)	10	5,571
Regions Financial Corporation	7	137
Republic Services Inc.	1	154
ResMed Inc.	1	192
RingCentral, Inc. - Class A (a)	6	1,850
Robert Half International Inc.	2	155
Rockwell Automation Inc.	1	172
Roku Inc. - Class A (a)	4	1,677
Rollins Inc.	4	149
Roper Technologies, Inc.	—	165
Ross Stores Inc. (a)	1	155
Royal Caribbean Cruises Ltd.	28	2,362
Royalty Pharma PLC - Class A (a)	16	673
S&P Global Inc.	3	1,051
Sabre Corporation (a)	49	607

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Salesforce.Com, Inc. (a)	1	167
SBA Communications Corporation (a)	1	166
Schlumberger Ltd.	12	399
Sealed Air Corporation	3	162
Sempra Energy	1	149
ServiceNow, Inc. (a)	2	1,181
Sherwin-Williams Co.	1	148
Signature Bank	3	671
Simon Property Group, Inc.	1	163
Skyworks Solutions, Inc. (a)	1	174
Snap Inc. - Class A (a)	12	851
Snap-On Inc.	1	138
Snowflake Inc. - Class A (a)	2	381
SolarEdge Technologies Ltd. (a)	4	1,201
Southwest Airlines Co. (a)	27	1,414
Spirit Airlines Inc. (a)	20	598
Stanley Black & Decker, Inc.	15	2,984
Starbucks Corporation (a)	1	154
State Street Corporation	78	6,395
Steris Limited	1	167
Stryker Corporation	1	156
Sun Communities Inc.	9	1,521
SVB Financial Group (a)	—	154
Synchrony Financial	3	164
SYNNEX Corporation	3	408
Synopsys Inc. (a)	4	1,137
Sysco Corp.	8	618
T. Rowe Price Group, Inc. (a)	4	753
Take-Two Interactive Software Inc. (a)	1	146
Tapestry Inc. (a)	19	816
Tapstone Energy, LLC (a) (d)	1	4
Target Corporation	1	169
Teledyne Technologies Inc. (a)	—	158
Teleflex Incorporated	—	155
Teradyne Inc. (a)	7	947
Tesla Inc. (a) (b)	8	5,122
Texas Instruments Incorporated (a)	5	935
Textron Inc.	2	157
The AES Corporation	6	160
The Allstate Corporation	1	147
The Bank of New York Mellon Corporation	3	155
The Blackstone Group Inc. - Class A	22	2,153
The Boeing Company (a)	8	1,936
The Charles Schwab Corporation (b)	34	2,509
The Coca-Cola Company	116	6,278
The Goldman Sachs Group, Inc.	—	164
The Hartford Financial Services Group, Inc.	15	949
The Home Depot, Inc.	8	2,433
The Kroger Co.	4	161
The PNC Financial Services Group, Inc. (b)	7	1,262
The Southern Company	2	146
The Travelers Companies, Inc.	10	1,484
The Western Union Company	6	144
The Williams Companies, Inc.	28	747
Thermo Fisher Scientific Inc.	6	3,176
TJX Cos. Inc.	2	153
T-Mobile USA, Inc. (a)	23	3,255
Toll Brothers Inc.	7	410
Tractor Supply Co. (a)	6	1,207
Trane Technologies Public Limited Company	41	7,500
TransDigm Group Inc. (a)	—	164
Trimble Inc. (a)	2	163
Truist Financial Corporation	82	4,570
Twitter, Inc. (a)	3	193
Tyler Technologies Inc. (a)	—	174
Tyson Foods Inc. - Class A	2	140
U.S. Bancorp	17	947
Uber Technologies, Inc. (a)	16	785
UDR, Inc.	3	161
Uipath, Inc. - Class A (a)	5	308
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	166
Under Armour Inc. - Class A (a)	7	151
Union Pacific Corporation	1	152
United Airlines Holdings, Inc. (a)	18	940
United Parcel Service Inc. - Class B	1	151
United Rentals Inc. (a)	—	155
UnitedHealth Group Incorporated	23	8,937
Universal Health Services Inc. - Class B	1	142
Unum Group	5	148
US Foods Holding Corp. (a)	72	2,773
Valero Energy Corporation	2	157
Ventas, Inc.	3	163
VeriSign Inc. (a)	1	156
Verisk Analytics, Inc. (a)	1	154
Verizon Communications Inc. (b)	28	1,596
Vertex Pharmaceuticals Incorporated (a)	14	2,762
VF Corp.	2	148
ViacomCBS Inc. - Class B (a)	4	167
Viatris, Inc.	32	463
Visa Inc. - Class A	4	1,040
Vornado Realty Trust	3	159
Vulcan Materials Co.	1	144
W. R. Berkley Corporation	2	145
W. W. Grainger, Inc.	—	148
Wabtec Corp.	2	161
Walgreens Boots Alliance, Inc. (a)	3	149
Walmart Inc.	1	152
Walt Disney Co.	7	1,280
Waste Management, Inc.	1	153
Waters Corp. (a)	—	172
WEC Energy Group Inc.	2	144
Wells Fargo & Company	218	9,881
Welltower Inc.	5	440
West Pharmaceutical Services Inc.	—	165
Western Digital Corporation (a)	2	151
Westrock Company, Inc.	33	1,774
Wex, Inc. (a)	7	1,260
Weyerhaeuser Company	29	983
Whirlpool Corporation	1	141
Willis Towers Watson Public Limited Company	1	135
Workday, Inc. - Class A (a)	6	1,504
Wynn Resorts Ltd. (a)	1	148
Xcel Energy Inc. (a)	31	2,073
Xilinx, Inc. (a)	1	179
Xylem Inc.	1	161
Yum! Brands, Inc.	36	4,219
Zebra Technologies Corp. - Class A (a)	3	1,393
Zillow Group, Inc. - Class C (a)	5	662
Zimmer Biomet Holdings, Inc.	25	3,979
Zions Bancorp	3	142
Zoetis Inc. - Class A	1	162
Zscaler, Inc. (a)	14	3,121
		567,306
China 6.9%
Advanced Micro-Fabrication Equipment Inc. - Class A (a)	7	177
Aier Eye Hospital Group Co., Ltd - Class A (a)	44	487
Alibaba Group Holding Limited (a) (f)	415	11,725
Alibaba Group Holding Limited - ADR (a)	3	616
Amoy Diagnostics Co., Ltd. - Class A (a)	2	29
Angel Yeast Co., Ltd. - Class A (a)	30	250
Autobio Diagnostics Co., Ltd. - Class A (a)	12	142
Baidu, Inc. - Class A (a) (f)	54	1,378
Bank of Ningbo Co., Ltd. - Class A (a)	50	303
Beida Jade Bird Universal Fire Alarm Device Co., Ltd. - Class A	220	892
Beijing Kingsoft Office Software Co.,Ltd - Class A	1	31
Bicycle Club Joint Venture, L.P. - Class A (a)	37	193
Bilibili Inc. - ADR (a)	20	2,390
BOE Technology Group Co., Ltd. - Class A (a)	1,594	1,539
BTG Hotels (Group) Co., Ltd. - Class A (a)	50	185
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A (a)	9	322
China Construction Bank Corporation - Class H	2,915	2,290
China Evergrande New Energy Vehicle Group Limited (a) (c)	14	52
China International Travel Service Company, Limited - Class A (a)	11	510
China Lesso Group Holdings Limited	505	1,243
China Merchants Bank Co., Ltd. - Class A (a)	127	1,064

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
China Merchants Bank Co., Ltd. - Class H	213	1,818
China Pacific Insurance (Group) Co., Ltd. - Class H	172	541
China Resources Mixc Lifestyle Services Limited (f)	145	993
China Vanke Co., Ltd. - Class A (a)	77	285
Chongqing Brewery Co., Ltd. - Class A (a)	8	248
Chongqing Fuling Zhacai Group Co., Ltd. - Class A (a)	27	155
Cloopen Group Holding Limited - ADR (a)	35	294
Contemporary Amperex Technology Co., Limited - Class A (a)	28	2,345
Flat Glass Group Co., Ltd. - Class H (c)	53	219
Foshan Haitian Flavoring & Food Co., Ltd - Class A (a)	51	1,013
Fujian Anjing Food Co., Ltd. - Class A	35	1,386
Fuyao Glass Industry Group Co., Ltd. - Class A (a)	8	66
Fuyao Glass Industry Group Co., Ltd. - Class H (f)	54	381
Glodon Company Limited - Class A (a)	28	295
Guangdong Haid Group Co., Ltd. - Class A (a)	19	240
Guangzhou Automobile Group Co., Ltd. - Class H	886	797
Guangzhou Kingmed Diagnostics Group Co,.Ltd. - Class A (a)	14	352
Haier Smart Home Co., Ltd - Class H	412	1,443
Hangzhou Tigermed Consulting Co., Ltd - Class A (a)	20	613
Han's Laser Technology Industry Group Co., Ltd. - Class A (a)	197	1,233
Hefei Meyer Optoelectronic Technology Inc. - Class A (a)	24	205
Himile Mechanical Science And Technology (Shandong) Co., Ltd. - Class A	38	156
Hongfa Technology Co., Ltd. - Class A (a)	26	254
Hualan Biological Engineering, Inc. - Class A (a)	46	264
Huazhu Group Limited (a)	137	735
Hundsun Technologies Inc. - Class A (a)	25	354
Inner Mongolia Yili Industrial Group Co., Ltd - Class A (a)	167	951
JD.com, Inc. - Class A (a)	19	744
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A (a)	45	595
Jiangsu Hengrui Medicine Co., Ltd. - Class A (a)	115	1,214
Jiangsu Hengshun Vinegar-Industry Co., Ltd. - Class A	74	219
Joinn Laboratories (China) Co., Ltd. - Class A	8	233
Joinn Laboratories (China) Co., Ltd. - Class H (f)	7	110
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. - Class A (a)	64	416
Joyoung Co., Ltd. - Class A (a)	140	705
Kangji Medical Holdings Limited (c) (f)	369	613
KE Holdings Inc - Class A - ADR (a)	13	605
Kingdee International Software Group Co. Ltd. (a)	226	767
Kingsoft Corp Ltd	122	733
Kunlun Energy Co. Ltd.	738	680
Kweichow Moutai Co., Ltd. - Class A (a)	6	1,752
Laobaixing Pharmacy Chain Joint Stock Company - Class A (a)	16	135
LONGi Green Energy Technology Co., Ltd. - Class A	66	910
Maxscend Microelectronics Company Limited - Class A	6	494
Meituan Dianping - Class B (a) (f)	84	3,464
Midea Group Co., Ltd. - Class A (a)	46	506
Minth Group Limited	176	836
NetEase, Inc.	45	1,021
New Oriental Education & Technology Group - ADR (a)	50	406
Pharmaron Beijing Co., Ltd. - Class H (f)	13	337
Ping An Bank Co., Ltd. - Class A (a)	612	2,144
Ping An Insurance (Group) Co of China Ltd - Class A (a)	106	1,059
Ping An Insurance (Group) Co of China Ltd - Class H	244	2,392
Poly Developments And Holdings Group Co., Ltd. - Class A (a)	157	292
Qingdao Haier Biomedical Co Ltd - Class A	10	156
Sangfor Technologies Inc. - Class A (a)	9	349
Shanghai Baosight Software Co., Ltd. - Class A (a)	43	339
Shanghai Liangxin Electrical Co., Ltd. - Class A	198	693
Shanghai M&G Stationery Inc - Class A (a)	14	183
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A (a)	15	323
Shenzhen Inovance technology Co., Ltd. - Class A (a)	37	426
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	9	707
Shenzhou International Group Holdings Limited	31	787
Silergy Corp.	6	820
SKSHU Paint Co., Ltd. - Class A	10	263
Sunny Optical Technology (Group) Company Limited	40	1,259
Tencent Holdings Limited	177	13,340
Three Squirrels Inc. - Class A	21	153
Toly Bread Co., Ltd. - Class A (a)	24	116
Tongwei Co., Ltd. - Class A (a)	215	1,439
Trip.com Group Limited - ADR (a)	15	524
Venustech Group Inc. - Class A (a)	45	204
Wanhua Chemical Group Co.,Ltd. - Class A (a)	79	1,332
Will Semiconductor Co.,Ltd. - Class A (a)	11	539
Wuliangye Yibin Co., Ltd. - Class A (a)	38	1,762
Wuxi Biologics Cayman Inc (a) (f)	139	2,546
Xinyi Solar Holdings Limited	450	977
XPeng Inc - ADR (a) (c)	10	461
Yangzhou Yangjie Electronic Technology Co., Ltd. - Class A	36	336
Yunnan Energy New Material Co., Ltd. - Class A (a)	57	2,073
Zai Lab (PTY) LTD (a)	4	688
Zhejiang Dingli Machinery Co., Ltd. - Class A (a)	17	153
Zhongji Innolight Co., Ltd. - Class A (a)	35	206
		99,990
United Kingdom 2.9%
3i Group plc	6	91
Admiral Group PLC	2	77
Allfunds Group Limited (a)	1	9
Amcor Plc	13	148
Anglo American PLC	66	2,628
AON Public Limited Company - Class A	1	145
Ashtead Group Public Limited Company	3	193
ASOS Plc (a)	—	27
Associated British Foods Plc	2	72
AstraZeneca Plc	8	909
Auto Trader Group PLC	6	48
AVEVA Group plc	1	40
Aviva Plc	24	136
BAE Systems PLC	19	134
Barclays PLC	93	221
Barratt Developments Plc	7	67
BP Plc	517	2,257
British American Tobacco P.L.C.	13	510
BT Group Plc	52	139
Bunzl Public Limited Company	2	64
Burberry Group PLC	2	67
Carnival Plc (a)	6	148
Centrica PLC (a)	38	27
Coca-Cola European Partners PLC	1	68
Compass Group PLC (a)	10	217
Convatec Group PLC (f)	9	30
Croda International Public Limited Company	1	84
DCC Plc	1	47
Deliveroo PLC - Class A (a)	2	9
Derwent London Plc	1	34
Diageo Plc	129	6,163
Direct Line Insurance Limited	10	40
Dr. Martens PLC (a)	3	16
DS Smith PLC	8	45
easyJet PLC (a)	2	23
Evraz PLC	3	27
Experian PLC	5	205
Ferguson PLC	20	2,831
Fiat Chrysler Automobiles N.V. (a)	13	251
GlaxoSmithKline PLC	29	567
GVC Holdings PLC (a)	3	81
Halma Public Limited Company	2	87
Harbour Energy PLC (a)	—	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Hargreaves Lansdown PLC	2	35
Hikma Pharmaceuticals Public Limited Company	1	31
Hiscox Ltd. (a)	2	25
HSBC Holdings PLC	120	689
Imperial Brands PLC	5	118
Informa Switzerland Limited (a)	10	71
InterContinental Hotels Group PLC (a)	19	1,267
Intertek Group Plc	1	71
ITV Plc (a)	24	41
J Sainsbury PLC	10	37
JD Sports Fashion Plc	3	42
Johnson Matthey PLC	1	58
Kingfisher Plc	12	61
Land Securities Group PLC	5	48
Legal & General Group PLC	465	1,655
Linde Public Limited Company	1	150
Linde Public Limited Company (a)	8	2,188
Lloyds Banking Group Plc	409	264
London Stock Exchange Group PLC	15	1,682
M&G PLC	15	47
Marks & Spencer Group Plc (a)	13	27
Meggitt Plc (a)	5	33
Melrose Holdings Limited	28	60
Mondi plc	3	73
National Grid PLC	22	280
Next PLC (a)	1	83
Ocado Group PLC (a)	3	96
Pearson PLC	4	50
Pepco Group N.V. (a) (f)	54	695
Persimmon Plc	48	1,969
Phoenix Group Holdings PLC	5	44
Reckitt Benckiser Group PLC	29	2,582
Relx PLC (a)	81	2,171
Relx PLC	11	303
Rentokil Initial PLC	11	73
Rightmove PLC	5	47
Rio Tinto Plc	25	2,050
Rolls-Royce Holdings plc (a)	48	66
Royal Mail PLC	6	46
Schroders PLC	1	40
Schroders PLC	—	16
SEGRO Public Limited Company	7	104
Severn Trent PLC	2	57
Smith & Nephew PLC	5	110
Smiths Group PLC	3	58
Spirax-Sarco Engineering PLC	—	80
SSE Plc	6	126
St. James's Place PLC	3	68
Standard Chartered Plc	15	96
Standard Life Aberdeen PLC	13	47
Tate & Lyle Public Limited Company	5	48
Taylor Wimpey Plc	743	1,633
Tesco PLC	45	137
The Berkeley Group Holdings PLC	1	45
The British Land Company Public Limited Company	6	44
The Royal Bank of Scotland Group Public Limited Company	36	102
The Sage Group PLC.	6	61
THG Holdings PLC (a)	4	37
Travis Perkins PLC (a)	1	35
Unilever PLC	15	884
United Utilities Group PLC	4	52
Vodafone Group Public Limited Company	155	260
Weir Group PLC(The) (a)	1	38
Whitbread PLC (a)	1	50
WM Morrison Supermarkets P L C	14	47
WPP 2012 Limited	9	118
		42,704
France 2.5%
Adevinta ASA - Class B (a) (f)	1	26
Aeroports de Paris (a)	—	20
Alstom	2	82
Amundi (f)	—	31
Arkema	—	48
AtoS SE	1	34
AXA SA	13	321
Biomerieux SA	—	27
BNP Paribas SA	7	415
Bollore SA	4	24
Bouygues SA	1	47
Bureau Veritas	2	52
Capgemini SA	19	3,630
Carrefour SA	3	66
Cie de Saint-Gobain	3	202
Cie Generale d'Optique Essilor International SA	2	318
Compagnie Generale des Etablissements Michelin	1	164
Covivio	—	24
Credit Agricole SA	7	102
Danone	4	276
Dassault Aviation SA	—	19
Dassault Systemes SA	1	193
EDENRED	1	80
Eiffage	—	47
Electricite de France	2	31
Engie	10	141
Faurecia	1	34
Gecina SA (c)	—	47
Getlink S.E.	2	39
Hermes International SCA	—	293
Iliad SA	—	13
IPSEN	—	24
Kering SA	—	374
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	3	479
Legrand SA	2	161
L'Oreal SA	5	2,369
LVMH Moet Hennessy Louis Vuitton SE	6	4,961
Orange SA	12	135
Pernod-Ricard SA	1	258
Publicis Groupe SA	1	84
Safran	29	3,978
Sanofi SA	7	694
Sartorius Stedim Biotech	—	64
Schneider Electric SE (a)	33	5,196
SEB SA	—	30
Societe Generale SA	102	3,020
Sodexo SA (a)	—	45
SUEZ	2	57
Teleperformance	—	137
Thales SA	1	62
Total SA (c)	14	647
Ubisoft Entertainment (a)	—	32
Valeo	1	42
Veolia Environnement	3	95
VINCI	60	6,436
Vivendi SA (c)	5	166
Worldline (a) (f)	1	122
		36,514
Japan 2.4%
ABC-Mart Inc.	—	6
Acom Co. Ltd.	3	12
Advance Residence Investment Corp.	—	23
Advantest Corporation	1	108
AEON Co. Ltd.	5	137
AEON Financial Service Co. Ltd.	1	7
AEON Mall Co. Ltd.	1	9
Air Water Inc.	1	20
Aisin Seiki Co. Ltd.	1	43
Ajinomoto Co. Inc.	3	83
Alfresa Holdings Corp.	1	18
All Nippon Airways Co. Ltd. (a)	1	19
ALPS Alpine Co. Ltd.	1	15
Amada Co. Ltd.	2	21
Aozora Bank, Ltd.	1	13
Asahi Breweries Ltd. (c)	3	131
Asahi Glass Co. Ltd.	1	50
Asahi Intecc Co., Ltd. (c)	1	29
Asahi Kasei Corp.	8	88
Asics Corp. (c)	1	28
Astellas Pharma Inc.	11	186

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Bandai Namco Holdings Inc.	1	90
Bank of Kyoto Ltd.	1	23
Bridgestone Corp. (c)	4	164
Brother Industries Ltd.	2	30
Calbee,Inc.	1	12
Canon Inc. (c)	6	136
Casio Computer Co. Ltd.	1	22
Central Japan Railway Co.	1	182
China Bank Ltd.	4	25
Chubu Electric Power Co. Inc.	4	51
Chugai Pharmaceutical Co. Ltd.	4	146
Chugoku Electric Power Co. Inc.	—	2
Coca-Cola Bottlers Japan Holdings Inc. (c)	1	14
Concordia Financial Group, Ltd.	7	26
COSMOS Pharmaceutical Corporation	—	29
CyberAgent Inc.	2	49
Dai Nippon Printing Co. Ltd.	2	38
Daifuke Co. Ltd.	1	63
Dai-ichi Life Holdings, Inc.	8	142
Daiichi Sankyo Company, Ltd	10	226
Daikin Industries Ltd.	2	317
Dainippon Sumitomo Pharma Co. Ltd.	1	23
Daito Trust Construction Co. Ltd.	—	44
Daiwa House Industry Co. Ltd.	4	120
Daiwa House REIT Investment Corporation	—	32
Daiwa Securities Group Inc.	9	48
Dena Co., Ltd.	—	9
Denso Corp.	3	198
Dentsu Inc.	1	47
DIC Corp.	1	15
Disco Corp.	—	61
East Japan Railway Co.	2	157
Eisai Co. Ltd.	2	167
Electric Power Development Co., Ltd. - Class D	1	13
Ezaki Glico Co.,Ltd.	—	11
Fanuc Ltd.	1	265
Fast Retailing Co. Ltd.	—	301
Fuji Electric Holdings Co. Ltd.	1	37
FUJIFILM Holdings Corp.	2	178
Fujitsu Ltd.	1	206
Fukuoka Financial Group, Inc.	—	7
GLP J-REIT	—	41
GMO Payment Gateway, Inc.	—	26
Hakuhodo DY Holdings Incorporated	2	25
Hamamatsu Photonics KK	1	48
Hankyu Hanshin Holdings Inc.	2	46
Harmonic Drive Systems Inc.	—	16
Haseko Corp.	1	8
Hikari Tsushin Inc.	—	18
Hino Motors Ltd.	2	14
Hirose Electric Co. Ltd.	—	29
Hisamitsu Pharmaceutical Co. Inc.	1	25
Hitachi Construction Machinery Co. Ltd.	1	21
Hitachi Ltd.	6	320
Hitachi Metals Ltd. (a)	1	21
Honda Motor Co. Ltd.	10	319
Hoshizaki Corporation	—	34
Hoya Corp.	2	277
Hulic Co. Ltd.	3	32
IBIDEN Co., Ltd.	1	38
Idemitsu Kosan Co., Ltd.	1	29
Iida Group Holdings Co., Ltd.	1	23
Inpex Corporation (c)	6	47
Isetan Mitsukoshi Holdings Ltd.	2	15
Isuzu Motors Ltd.	4	49
ITOCHU Corp.	8	231
ITOCHU Techno-Solutions Corporation	1	15
IZUMI Co., Ltd.	—	11
J.Front Retailing Co., Ltd.	2	13
Japan Airlines Co., Ltd (a)	1	22
Japan Airport Terminal Co. Ltd. (a)	1	27
Japan Exchange Group Inc.	3	67
Japan Post Holdings Co., Ltd.	9	71
Japan Post Insurance Co., Ltd.	2	30
Japan Prime Realty Investment Corp.	—	20
Japan Real Estate Investment Corp.	—	43
Japan Retail Fund Investment Corp.	—	41
Japan Tobacco Inc. (c)	6	115
JFE Holdings Inc.	3	40
JGC Holding Corporation	2	14
JS Group Corp.	2	39
JSR Corp.	1	36
JTEKT Corp.	2	15
JXTG Holdings, Inc.	18	77
Kajima Corp.	3	37
Kakaku.com Inc.	1	21
Kamigumi Co. Ltd.	—	6
Kaneka Corp.	—	12
Kansai Electric Power Co. Inc.	5	46
Kansai Paint Co. Ltd.	1	36
Kao Corp.	3	172
Kawasaki Heavy Industries Ltd.	1	22
KDDI Corp.	9	293
Keihan Holdings Co. Ltd.	1	18
Keikyu Corp.	2	21
Keio Corp.	1	47
Keisei Electric Railway Co. Ltd.	1	32
Kewpie Corporation	—	7
Keyence Corp.	5	2,524
Kikkoman Corp.	1	73
Kintetsu Corp. (a)	1	42
Kirin Holdings Co. Ltd. (c)	5	95
Kobayashi Pharmaceutical Co. Ltd. (c)	—	26
Kobe Bussan Co., Ltd.	1	22
Koito Manufacturing Co. Ltd.	1	50
Komatsu Ltd.	6	139
Konami Corp.	1	36
Kose Corp.	—	31
K's Holdings Corporation	1	14
Kubota Corp. (c)	7	134
Kuraray Co. Ltd.	2	20
Kurita Water Industries Ltd.	1	29
Kyocera Corp.	2	124
Kyowa Kirin Co., Ltd.	14	501
Kyushu Electric Power Co. Inc.	3	21
Kyushu Railway Company	1	18
Lasertec Corporation	—	78
Lion Corp. (c)	2	29
M3, Inc.	3	182
Mabuchi Motor Co. Ltd.	—	15
Makita Corp.	2	80
Marubeni Corp.	9	83
Marui Group Co. Ltd.	1	24
Maruichi Steel Tube Ltd.	—	9
Matsumotokiyoshi Holdings Co., Ltd.	1	26
Mazda Motor Corp.	3	32
McDonald's Holdings Co. Japan Ltd.	—	9
Mebuki Financial Group, Inc.	7	14
Medipal Holdings Corp.	1	19
Meiji Holdings Co., Ltd.	1	48
Mercari, Inc. (a)	1	32
Minebea Mitsumi Inc.	3	69
MISUMI Group Inc.	2	54
Mitsubishi Chemical Holdings Corporation	8	67
Mitsubishi Corp.	8	216
Mitsubishi Electric Corp.	12	178
Mitsubishi Estate Co. Ltd.	8	131
Mitsubishi Gas Chemical Co. Inc.	1	25
Mitsubishi Heavy Industries Ltd.	2	56
Mitsubishi Logistics Corporation.	1	15
Mitsubishi Materials Corp.	1	14
Mitsubishi Motors Corp. (a)	4	11
Mitsubishi UFJ Financial Group Inc.	74	398
Mitsubishi UFJ Lease & Finance Co. Ltd.	4	23
Mitsui & Co. Ltd.	9	208
Mitsui Chemicals Inc.	1	42
Mitsui Fudosan Co. Ltd.	6	132
Mitsui OSK Lines Ltd.	1	34
Mizuho Financial Group Inc.	15	209
MonotaRO Co., Ltd. (c)	1	33

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
MS&AD Insurance Group Holdings, Inc.	3	95
Murata Manufacturing Co. Ltd.	4	281
Nabtesco Corp.	1	30
Nagoya Railroad Co. Ltd.	1	22
Nankai Electric Railway Co., Ltd.	1	13
NEC Corp.	2	82
NEC Electronics Corp. (a)	8	85
NEXON Co.,Ltd. (c)	3	56
NGK Insulators Ltd.	2	25
NGK Spark Plug Co. Ltd.	1	15
Nidec Corp.	3	358
Nihon M & A Center Inc.	2	41
Nikon Corp.	2	21
Nintendo Co. Ltd.	1	406
Nippon Building Fund Inc. (c)	—	62
Nippon Express Co. Ltd.	—	31
Nippon Meat Packers Inc.	1	23
Nippon Paint Co. Ltd. (c)	8	112
Nippon Shinyaku Co., Ltd.	—	32
Nippon Steel Corporation	6	93
Nippon Telegraph & Telephone Corp.	7	195
Nippon Yusen KK	1	46
Nissan Chemical Industries Ltd.	1	44
Nissan Motor Co., Ltd. (a)	14	69
Nisshin Seifun Group Inc.	1	15
Nissin Foods Holdings Co. Ltd.	—	29
Nitori Co. Ltd.	1	88
Nitto Denko Corp.	1	67
Nomura Holdings Inc.	16	82
Nomura Real Estate Holdings, Inc.	1	18
Nomura Real Estate Master Fund. Inc.	—	45
Nomura Research Institute Ltd.	2	73
NSK Ltd.	3	24
NTT Data Corp.	4	59
Obayashi Corp.	4	33
Obic Co. Ltd.	—	75
Odakyu Electric Railway Co. Ltd.	2	53
OJI Holdings Corp.	6	33
Olympus Corp.	7	147
Omron Corp.	1	95
Ono Pharmaceutical Co. Ltd.	3	65
Oracle Corp. Japan	—	15
Orient Corporation	6	7
Oriental Land Co. Ltd.	1	199
ORIX Corp.	7	127
Orix J-REIT Inc.	—	31
Osaka Gas Co. Ltd.	3	47
Otsuka Corp.	1	31
Otsuka Holdings Co., Ltd. (c)	3	137
Pan Pacific International Holdings Corporation	3	68
Panasonic Corp.	13	155
Park24 Co. Ltd. (a)	1	14
PeptiDream Inc. (a)	1	29
Persol Holdings Co., Ltd.	1	24
Pigeon Corp.	1	14
Pola Orbis Holdings Inc. (c)	1	13
Prologis	—	44
Rakuten Inc.	5	54
Recruit Holdings Co., Ltd.	10	486
Resona Holdings Inc.	13	52
Ricoh Co. Ltd.	4	45
Rinnai Corp.	—	19
Rohm Co. Ltd.	1	46
Ryohin Keikaku Co. Ltd.	2	31
Santen Pharmaceutical Co. Ltd.	2	32
SBI Holdings Inc.	1	31
SCSK Corporation	—	18
Secom Co. Ltd.	1	99
Sega Sammy Holdings Inc.	1	11
Seibu Holdings Inc.	2	20
Seiko Epson Corp.	2	32
Sekisui Chemical Co. Ltd.	3	44
Sekisui House Ltd.	4	76
Seria Co., Ltd.	—	7
Seven & I Holdings Co., Ltd.	5	220
Seven Bank, Ltd.	4	9
SG Holdings Co., Ltd.	3	76
Sharp Corp.	1	20
Shimadzu Corp.	2	62
Shimamura Co. Ltd.	—	19
Shimano Inc.	1	119
Shimizu Corp.	4	31
Shin-Etsu Chemical Co. Ltd.	2	385
Shinsei Bank Ltd.	1	12
Shionogi & Co. Ltd.	2	89
Shiseido Co. Ltd. (c)	2	176
Shizuoka Bank Ltd.	3	24
Showa Denko KK	1	24
SMC Corp.	3	1,890
Softbank Corp.	9	119
SoftBank Group Corp.	7	509
Sohgo Security Services Co. Ltd.	—	14
Sojitz Corp.	6	19
Sompo Holdings, Inc.	3	100
Sony Corp.	32	3,107
Square Enix Holdings Co. Ltd.	1	25
Stanley Electric Co. Ltd.	1	23
Subaru Corp. NPV	4	75
SUMCO Corporation	1	34
Sumitomo Chemical Co. Ltd.	9	50
Sumitomo Corp.	7	89
Sumitomo Electric Industries Ltd.	5	68
Sumitomo Heavy Industries Ltd.	1	19
Sumitomo Metal Mining Co. Ltd.	2	59
Sumitomo Mitsui Financial Group Inc.	8	272
Sumitomo Mitsui Trust Holdings Inc.	2	67
Sumitomo Realty & Development Co. Ltd.	3	111
Sumitomo Rubber Industries Inc. (c)	1	8
Sundrug Co. Ltd.	1	16
Suntory Beverage & Food Limited (c)	1	26
Suzuken Co. Ltd.	—	9
Suzuki Motor Corp.	3	123
Sysmex Corp.	1	119
T&D Holdings Inc.	4	56
Taiheiyo Cement Corp.	1	20
Taisei Corp.	1	36
Taisho Pharmaceutical Holdings Company Ltd.	—	16
Taiyo Nippon Sanso Corp.	1	27
Takeda Pharmaceutical Co. Ltd.	9	298
TDK Corp.	1	85
Teijin Ltd.	1	17
Terumo Corp.	4	174
THK Co. Ltd.	1	24
TIS Inc.	1	36
Tobu Railway Co. Ltd.	1	31
Toho Co. Ltd.	1	33
Toho Gas Co. Ltd.	1	29
Tohoku Electric Power Co. Inc.	3	22
Tokio Marine Holdings Inc.	5	212
Tokyo Century Corp.	—	16
Tokyo Electric Power Co. Holdings Inc. (a)	5	15
Tokyo Electron Ltd.	1	390
Tokyo Gas Co. Ltd.	2	42
Tokyo Tatemono Co. Ltd.	2	21
Tokyu Corp.	3	45
Tokyu Fudosan Holdings Corporation	4	23
Toppan Printing Co. Ltd.	2	27
Toray Industries Inc.	9	63
Toshiba Corp. (c)	2	104
Tosoh Corp.	2	33
TOTO Ltd.	1	52
Toyo Seikan Group Holdings Ltd.	1	12
Toyo Suisan Kaisha Ltd.	—	15
Toyoda Gosei Co. Ltd.	—	7
Toyota Boshoku Corporation	1	10
Toyota Industries Corp.	1	104
Toyota Motor Corp.	42	3,661
Toyota Tsusho Corp.	1	66
Trend Micro Inc.	1	42
Tsumura & Co.	—	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
TSURUHA Holdings ,Inc.	—	23
Unicharm Corp.	3	101
United Urban Investment Corp.	—	25
USS Co. Ltd.	1	21
Welcia Holdings Co.,Ltd.	1	20
West Japan Railway Co.	1	68
Workman Co., Ltd.	—	7
Yahoo! Japan Corp.	15	77
Yakult Honsha Co. Ltd.	1	51
Yamada Denki Co. Ltd.	5	21
Yamaha Corp.	1	54
Yamaha Motor Co. Ltd. (c)	2	49
Yamato Holdings Co. Ltd.	2	57
Yamazaki Baking Co. Ltd.	1	15
Yaskawa Electric Corp.	2	78
Yokogawa Electric Corp.	2	22
Yokohama Rubber Co. Ltd.	1	17
ZOZO, Inc.	1	17
		34,593
South Korea 1.9%
JYP Entertainment Corporation	18	661
Kiwoom Securities Co., Ltd.	5	627
LG Chem Ltd.	4	3,260
LG Household & Health Care Ltd.	1	837
NCSoft Corp.	1	799
Samsung Electronics Co. Ltd.	224	16,041
Shinhan Financial Group Co. Ltd.	29	1,051
SK Hynix Inc.	20	2,312
S-Oil Corp. (a)	20	1,790
		27,378
Netherlands 1.8%
Adyen B.V. (a) (f)	—	423
Aegon NV	10	40
Airbus SE (a)	32	4,098
Akzo Nobel N.V.	12	1,439
argenx SE (a)	—	88
ASML Holding	12	8,458
CNH Industrial N.V. (a)	6	95
GrandVision (a) (f)	—	8
HAL Trust	—	87
Heineken Holding N.V.	1	58
Heineken NV	20	2,401
ING Groep N.V.	23	298
JDE Peet's N.V.	—	15
Koninklijke Ahold Delhaize N.V.	6	187
Koninklijke DSM N.V.	1	194
Koninklijke KPN N.V.	20	63
Koninklijke Philips N.V.	5	260
Koninklijke Vopak N.V.	—	17
NN Group N.V.	2	89
NXP Semiconductors N.V.	33	6,743
Prosus N.V.	2	239
Randstad NV	1	55
Royal Dutch Shell PLC - Class A	24	474
Royal Dutch Shell PLC - Class B	21	414
Unibail-Rodamco SE	1	69
Wolters Kluwer NV - Class C	2	154
		26,466
Germany 1.8%
Adidas AG - Class N	21	7,867
Allianz SE	27	6,622
Aroundtown SA	7	53
BASF SE - Class N	5	417
Bayer AG - Class N	6	345
Bayerische Motoren Werke AG	2	193
Beiersdorf AG	1	68
Brenntag AG - Class N	1	82
Continental AG (a)	1	91
Covestro AG (f)	1	66
Daimler AG - Class N	5	430
Delivery Hero SE (a) (f)	16	2,104
Deutsche Bank Aktiengesellschaft - Class N (a)	12	155
Deutsche Boerse AG - Class N	1	191
Deutsche Lufthansa AG (a) (c)	2	19
Deutsche Post AG - Class N	26	1,738
Deutsche Telekom AG - Class N	19	395
Dresdner Bank AG (a)	6	40
DW Property Invest GmbH	2	126
E.ON SE - Class N	13	148
Evonik Industries AG	1	37
Fresenius Medical Care AG & Co. KGaA	1	98
Fresenius SE & Co. KGaA	2	123
GEA Group AG	1	38
Hannover Rueck SE - Class N	—	73
HeidelbergCement AG	1	72
Henkel AG & Co. KGaA	1	52
Hochtief AG	—	10
Infineon Technologies AG - Class N	8	303
Kion Group AG	—	44
LANXESS Aktiengesellschaft	—	34
Merck KGaA	1	143
MTU Aero Engines AG - Class N	—	76
Muenchener Rueckversicherungs AG - Class N	1	221
Puma SE	1	70
RWE AG	34	1,240
SAP SE	6	887
Siemens AG - Class N	5	737
Siemens Energy AG (a)	2	70
Siemens Healthineers AG (f)	2	100
Symrise AG	1	103
Talanx Aktiengesellschaft	1	22
Telefonica Deutschland Holding AG	5	14
TUI AG - Class N (a) (f)	5	24
Uniper SE	1	21
United Internet AG - Class N	1	27
Vonovia SE	3	211
Zalando SE (a) (f)	1	118
		26,118
Taiwan 1.7%
Advantech Co. Ltd.	77	952
AU Optronics Corp.	1,323	1,084
Chailease Holding Company Limited	200	1,455
Eclat Textile Co. Ltd.	38	897
Global Unichip Corp.	58	864
HIWIN Technologies Corp.	55	775
Realtek Semiconductor Corp.	47	853
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	47	5,669
Taiwan Semiconductor Manufacturing Co. Ltd.	515	11,009
Taiwan Union Technology Corp.	164	686
Wiwynn Corporation	21	754
		24,998
Switzerland 1.5%
ABB Ltd. - Class N	11	370
Adecco Group AG - Class N	1	63
Alcon AG	3	202
Baloise Holding AG - Class N	—	50
Barry Callebaut AG - Class N	—	19
Coca-Cola HBC AG	1	50
Compagnie Financiere Richemont SA	3	361
Credit Suisse Group AG - Class N	14	144
EMS-Chemie Holding AG	—	39
Garmin Ltd. (a)	8	1,180
Geberit AG - Class N	—	159
Givaudan SA - Class N	—	214
Glencore PLC	63	271
Julius Bar Gruppe AG - Class N	1	84
Kühne + Nagel International AG	—	98
LafargeHolcim Ltd.	40	2,408
Lindt & Spruengli AG - Class N	—	105
Lonza Group AG	3	1,991
Nestle SA - Class N	48	5,959
Novartis AG - Class N	14	1,295
Partners Group Holding AG	—	161
Roche Holding AG	—	67
Schindler Holding AG - Class N	—	29
SGS SA - Class N	1	2,037
Sika AG	1	266

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Sonova Holding AG	—	116
STMicroelectronics NV	4	138
Straumann Holding AG - Class N	—	105
Swatch Group AG	—	57
Swatch Group AG - Class N	—	22
Swiss Life Holding AG - Class N	—	89
Swiss Re AG	2	147
Swisscom AG - Class N	—	83
TE Connectivity Ltd.	1	155
Temenos Group AG - Class N	—	61
UBS Group AG	22	340
Vifor Pharma Management AG	—	32
Zurich Insurance Group AG - Class N	8	3,114
		22,081
India 1.4%
Apollo Hospitals Enterprise Limited	15	720
Britannia Industries Ltd	20	990
HDFC Life Insurance Company Limited (f)	106	981
HDFC Bank Limited	61	1,226
HDFC Bank Limited - ADR	67	4,923
Hindustan Unilever Ltd.	30	1,007
Housing Development Finance Corp.	82	2,745
Infosys Ltd.	99	2,099
Kotak Mahindra Bank Ltd.	33	758
Maruti Suzuki India Ltd.	8	780
Petronet LNG Limited	411	1,254
Reliance Industries Ltd.	28	786
Shriram Transport Finance Company Limited	45	822
United Spirits Limited (a)	63	564
		19,655
Denmark 1.1%
A P Moller - Maersk A/S - Class A	—	50
A P Moller - Maersk A/S - Class B	—	107
Ambu A/S - Class B	1	37
Carlsberg A/S - Class B	17	3,113
Chr. Hansen Holding A/S (a)	1	53
Coloplast A/S - Class B	1	112
Danske Bank A/S	4	69
Demant A/S (a) (c)	1	33
DSV Panalpina A/S	1	268
Genmab A/S (a)	—	153
GN Store Nord A/S	1	71
H Lundbeck A/S	—	11
Novo Nordisk A/S - Class B	103	8,639
Novozymes A/S - Class B	1	91
Orsted A/S (f)	15	2,120
Pandora A/S (a)	1	77
Rockwool International A/S - Class A	—	17
Rockwool International A/S - Class B	—	20
Tryg A/S	2	43
Vestas Wind Systems A/S	6	226
		15,310
Hong Kong 1.0%
AIA Group Limited	499	6,220
ASM Pacific Technology Ltd.	2	26
Bank of East Asia Ltd.	9	17
Budweiser Brewing Company APAC Limited (f)	288	907
Cathay Pacific Airways Limited (a) (c)	3	3
China Gas Holdings Ltd.	188	576
China Molybdenum Co.,Ltd - Class H	465	277
Chow Tai Fook Jewellery Group Limited	12	28
CK Asset Holdings Limited	12	86
CK Hutchison Holdings Limited	15	117
CK Infrastructure Holdings Limited	4	21
CLP Holdings Ltd.	10	99
Dairy Farm International Holdings Ltd. (a)	1	2
ESR Cayman Limited (a) (f)	6	20
Galaxy Entertainment Group Ltd. (a)	13	104
Hang Lung Properties Ltd.	11	27
Hang Seng Bank Ltd.	5	94
Henderson Land Development Co. Ltd.	8	38
HK Electric Investments Limited	11	12
HKT Trust	19	26
Hong Kong & China Gas Co. Ltd.	65	101
Hong Kong Exchanges & Clearing Ltd.	48	2,869
Jardine Matheson Holdings Limited (a)	2	96
JS Global Lifestyle Company Limited (f)	6	17
Link Real Estate Investment Trust	12	113
MTR Corp.	9	50
New World Development Company Limited	6	32
Power Assets Holdings Ltd.	8	49
Sands China Ltd. (a)	201	846
Sino Land Co.	16	25
SJM Holdings Limited (a)	11	12
Sun Hung Kai Properties Ltd.	9	134
Swire Pacific Limited - Class B	5	6
Swire Pacific Ltd. - Class A	3	20
Swire Properties Limited	6	18
Techtronic Industries Company Limited	10	175
Vitasoy International Holdings Ltd.	160	596
WH Group Limited (f)	54	49
Wharf Real Estate Investment Company Limited	10	58
		13,966
Sweden 0.8%
Aktiebolaget Electrolux - Class B	1	40
Aktiebolaget Industrivarden - Class A	1	36
Aktiebolaget Industrivarden - Class C (c)	1	35
Aktiebolaget SKF - Class A	—	4
Aktiebolaget SKF - Class B	2	55
Aktiebolaget Volvo - Class A (c)	1	36
Aktiebolaget Volvo - Class B (c)	146	3,519
Alfa Laval AB	2	61
Assa Abloy AB - Class B	6	173
Atlas Copco Aktiebolag - Class A	39	2,375
Atlas Copco Aktiebolag - Class B	2	118
Axfood Aktiebolag	1	17
Boliden AB	2	61
Castellum AB	1	36
Elekta AB (publ) - Class B	2	30
Embracer Group Lager 1 AB - Class B (a)	2	47
Epiroc Aktiebolag - Class A	4	82
Epiroc Aktiebolag - Class B	2	44
EQT AB (f)	1	44
Ericsson - Class A	—	5
Essity Aktiebolag (publ)	—	5
Essity Aktiebolag (publ)	3	115
Evolution Gaming Group AB (publ) (f)	1	145
Fabege AB	2	25
Fastighets Ab Balder - Class B (a)	1	36
Getinge AB - Class B	1	47
Hennes & Mauritz AB - Class B (a)	4	104
Hexagon Aktiebolag - Class B	11	168
Hexpol AB - Class B	1	18
Holmen Aktiebolag - Class B	1	24
Husqvarna Aktiebolag - Class A	—	2
Husqvarna Aktiebolag - Class B	2	31
ICA Gruppen Aktiebolag	1	25
Indutrade Aktiebolag	2	39
Intrum AB	—	12
Investmentaktiebolaget Latour - Class B	1	23
Investor Aktiebolag - Class A	3	69
Investor Aktiebolag - Class B	11	242
Kinnevik AB - Class B (a)	1	55
L E Lundbergforetagen AB - Class B	—	24
Lifco Ab (Publ)	1	29
Lundin Petroleum AB (c)	1	39
NIBE Industrier AB - Class B	8	86
Nordnet AB	1	15
Oatly Group AB (Publ) - ADR (a)	18	438
Saab AB - Class B	—	12
Sandvik AB	6	161
Securitas AB - Class B	2	29
Sinch AB (publ) (a) (f)	3	52
Skandinaviska Enskilda Banken AB - Class A	9	119
Skanska AB - Class B	2	61
SSAB AB - Class A (a)	1	7
SSAB AB - Class B (a)	4	16
Svenska Cellulosa Aktiebolaget SCA - Class A	—	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Svenska Cellulosa Aktiebolaget SCA - Class B	3	56
Svenska Handelsbanken AB - Class A	179	2,027
Svenska Handelsbanken AB - Class B	—	3
Swedbank AB - Class A	5	100
Swedish Match AB	9	79
Swedish Orphan Biovitrum AB (Publ) (a)	1	24
Tele2 AB - Class B (c)	3	39
Telefonaktiebolaget LM Ericsson - Class B	15	194
Telia Co. AB	14	62
Trelleborg AB - Class B	1	32
		11,710
Australia 0.8%
Afterpay Limited (a)	1	122
AGL Energy Limited	4	22
Alumina Ltd.	13	17
AMP Ltd. (a)	20	17
Ampol Limited	1	30
APA Group	7	45
Aristocrat Leisure Limited	4	118
ASX Ltd.	1	64
Aurizon Holdings Limited	11	30
AusNet Services Holdings Pty Ltd	11	14
Australia & New Zealand Banking Group Ltd.	16	347
Bendigo and Adelaide Bank Ltd.	3	25
BHP Group PLC	113	3,345
BHP Group PLC	17	622
BlueScope Steel Ltd.	3	48
Boral Ltd.	6	32
Brambles Limited	8	73
Challenger Financial Services Group Ltd.	3	13
CIMIC Group Limited	1	7
Cochlear Ltd.	—	71
Coles Group Limited	8	99
Commonwealth Bank of Australia	10	768
Computershare Ltd.	3	41
Crown Resorts Limited	2	18
CSL Ltd.	3	561
DEXUS Funds Management Limited	6	50
Domino's Pizza Enterprises Limited	—	33
Endeavour Group Limited (a)	7	34
Evolution Mining Limited	10	33
Fortescue Metals Group Ltd.	10	168
Goodman Funding Pty Ltd	10	154
GPT Group	11	41
Harvey Norman Holdings Ltd.	4	16
Incitec Pivot Ltd.	11	20
Insurance Australia Group Ltd.	16	61
LendLease Corp. Ltd.	4	34
Macquarie Group Limited	2	230
Magellan Financial Group Ltd	1	33
Medibank Private Limited	16	37
Mirvac Group	22	49
National Australia Bank Ltd.	19	375
Newcrest Mining Ltd.	5	90
Northern Star Resources Ltd.	7	49
Oil Search Ltd.	256	733
Orica Ltd.	2	23
Origin Energy Ltd.	10	34
Qantas Airways Ltd. (a)	5	19
QBE Insurance Group Ltd.	9	69
Ramsay Health Care Ltd.	1	50
REA Group Ltd.	—	36
Reece Limited	2	29
Rio Tinto Ltd.	2	204
Santos Ltd.	11	58
Scentre Group Limited	30	61
SEEK Limited (a)	2	50
Seven Group Holdings Limited (c)	1	14
Sonic Health Care Ltd.	3	79
South32 Limited	27	60
Stockland	14	48
Suncorp Group Ltd.	7	61
Sydney Airport Corporation Limited (a)	8	33
Tabcorp Holdings Ltd.	13	49
Telstra Corp. Ltd.	24	68
TPG Telecom Limited (a)	3	12
Transurban Group	16	169
Treasury Wine Estates Limited	4	36
Vicinity Centres RE Ltd	22	26
Washington H Soul Pattinson & Co. Ltd.	1	18
Wesfarmers Ltd.	6	287
Westpac Banking Corporation	21	407
Wisetech Global Limited	1	21
Woodside Petroleum Ltd.	6	93
Woolworths Group Ltd.	7	209
WorleyParsons Ltd.	2	16
		11,128
Russian Federation 0.7%
Fix Price Group Ltd (a) (f)	17	148
Fix Price Group Ltd (a) (g) (h)	65	571
Gazprom, Pao (a)	212	812
Joint Stock Company "Alrosa" (Public Stock Society) (a)	567	1,043
Polymetal International PLC	2	34
Public Joint Stock Company "Severstal" - GDR (f)	38	809
Public Joint Stock Society "Magnitogorsk Iron And Steel Works" (a)	1,457	1,208
Public Joint Stock Society "Sberbank of Russia" (a)	612	2,559
Public Joint Stock Society Oil Company "Lukoil" - ADR	21	1,933
Public Joint Stock Society Oil Company "Rosneft" - GDR (f)	106	820
X5 Retail Group N.V. - GDR (f)	26	914
		10,851
Spain 0.6%
Acciona,S.A.	—	19
ACS, Actividades de Construccion y Servicios, S.A.	2	42
AENA, S.M.E., S.A. (a) (f)	—	70
Amadeus IT Group SA (f)	3	183
Banco Bilbao Vizcaya Argentaria, S.A. (a)	38	238
Banco Santander, S.A.	100	382
CaixaBank, S.A. (c)	25	77
Cellnex Telecom, S.A. (f)	31	1,966
Enagas SA (c)	1	33
Endesa SA (c)	32	786
Ferrovial, S.A.	3	84
Grifols, S.A.	2	45
Iberdrola, Sociedad Anonima	312	3,804
Industria de Diseno Textil, S.A.	6	226
MAPFRE, S.A.	8	17
Naturgy Energy Group SA	2	50
Red Electrica Corporacion, S.A.	2	46
Repsol SA	8	102
Siemens Gamesa Renewable Energy, S.A.	1	43
Telefonica SA	30	140
		8,353
Canada 0.5%
Brookfield Asset Management Inc. - Class A (a) (c)	6	295
Brookfield Asset Management Reinsurance Partners Ltd. - Class A (a)	—	2
Canadian National Railway Company	20	2,102
Fairfax Financial Holdings Limited (a)	1	511
TC Energy Corporation (c)	30	1,504
The Toronto-Dominion Bank	38	2,657
		7,071
Mexico 0.5%
America Movil SAB de CV	886	667
Fresnillo PLC	1	11
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	73	777
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B - ADR (a)	4	819
Grupo Financiero Banorte SAB de CV (a)	253	1,632
Wal - Mart de Mexico, S.A.B. de C.V.	959	3,131
		7,037
Ireland 0.5%
Accenture Public Limited Company - Class A	1	159
CRH Plc (a)	5	229
Flutter Entertainment Public Limited Company (a)	1	159

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
James Hardie Industries Public Limited Company - CDI (a)	3	92
Kerry Group Plc	1	124
Kingspan Group Plc	1	84
Medtronic Public Limited Company	6	798
Ryanair Holdings Plc - ADR (a)	17	1,845
Seagate Technology Holdings Public Limited Company (a)	36	3,160
Smurfit Kappa Funding Designated Activity Company (a)	1	81
		6,731
Finland 0.4%
Elisa Oyj	1	51
Fortum Oyj	2	69
Huhtamaki Oyj	1	26
Kesko Oyj - Class A	—	16
Kesko Oyj - Class B	2	58
Kone Corporation	26	2,086
Konecranes Abp	—	15
Neste Oyj	2	151
Nokia Oyj (a)	33	175
Nokian Renkaat Oyj	1	30
Nordea Bank ABP (a)	258	2,870
Orion Oyj - Class A	—	6
Orion Oyj - Class B	1	26
Outotec Oyj	4	47
Sampo Oyj - Class A	3	142
Stora Enso Oyj - Class R	3	64
UPM-Kymmene Oyj	3	115
Wartsila Oyj	3	41
		5,988
Italy 0.4%
A2A SpA	9	18
Amplifon S.p.A	—	24
Assicurazioni Generali SpA	7	148
Atlantia SpA (a)	3	52
Banca Mediolanum SpA	1	14
Banco BPM Societa' Per Azioni	9	28
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	15
Davide Campari-Milano S.p.A.	2	32
DiaSorin S.p.A.	—	22
Enel SpA	45	414
ENI SpA	15	177
Exor Nederland N.V.	1	52
Ferrari N.V.	3	674
Ferrari N.V.	1	152
Finecobank Banca Fineco SPA (a)	4	61
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A."	1	11
Hera S.p.A.	5	19
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (f)	2	21
Intesa Sanpaolo SpA	101	279
Leonardo S.p.A.	3	22
Mediobanca SpA (a)	4	49
Moncler S.p.A.	1	82
Nexi S.p.A. (a)	2	45
Pirelli & C. S.p.A. (f)	3	15
Poste Italiane - Societa' Per Azioni (f)	3	35
Prysmian S.p.A.	2	55
Recordati Industria Chimica E Farmaceutica S.p.A.	1	33
Salvatore Ferragamo. S.p.A. (a)	—	8
Snam Rete Gas SpA	12	70
Telecom Italia SpA (c)	67	33
Terna – Rete Elettrica Nazionale S.p.A.	8	60
UniCredit S.p.A.	256	3,027
UnipolSai Assicurazioni S.p.A.	3	8
		5,755
South Africa 0.4%
AngloGold Ashanti Ltd.	16	304
Bid Corporation (a)	27	593
Capitec Bank Holdings Ltd.	7	814
Clicks Group Ltd. (c)	46	793
FirstRand Ltd.	195	732
MTN Group Ltd. (a)	119	861
Naspers Ltd. - Class N	8	1,621
		5,718
Indonesia 0.4%
Bank Rakyat Indonesia Persero Tbk PT	4,205	1,146
PT. Bank Central Asia Tbk	1,714	3,570
Telekomunikasi Indonesia (Persero), PT TBK	2,625	570
		5,286
Singapore 0.3%
Ascendas REIT	18	40
CapitaLand Ltd.	14	39
CapitaMall Trust	26	40
City Developments Ltd.	3	15
ComfortDelgro Corp. Ltd.	12	14
DBS Group Holdings Ltd.	10	232
Genting Singapore Limited	32	20
Great Eastern Holdings Limited	2	30
Jardine Cycle & Carriage Ltd.	—	3
Keppel Corporation Limited	8	33
Keppel REIT Management Limited	4	3
Mapletree Commercial Trust Management Ltd. (f)	12	20
Mapletree North Asia Commercial Trust Management Ltd.	10	8
Olam International Limited (c)	1	1
Oversea-Chinese Banking Corporation Limited	23	207
SEA, Ltd. - Class A - ADR (a)	11	3,079
Sembcorp Industries Ltd	5	8
Singapore Airlines Ltd. (a)	7	27
Singapore Airport Terminal Services Ltd. (a)	4	11
Singapore Exchange Ltd.	5	41
Singapore Technologies Engineering Ltd.	9	25
Singapore Telecommunications Limited	45	77
Suntec Real Estate Investment Trust	2	2
United Overseas Bank Ltd.	9	170
UOL Group Ltd.	3	15
Venture Corp. Ltd.	2	23
Wilmar International Limited	16	54
		4,237
Thailand 0.2%
PTT Exploration And Production Public Company Limited	467	1,715
Siam Commercial Bank PCL - NVDR	245	753
Thai Oil Public Company Limited	589	1,007
		3,475
Brazil 0.2%
Localiza Rent A Car S/A (a)	63	811
Lojas Renner S/A. (a)	116	1,033
Magazine Luiza S.A.	175	742
Suzano S.A. (a)	63	761
		3,347
Belgium 0.2%
Ackermans	—	22
ageas SA/NV	1	66
Anheuser-Busch InBev	5	352
Colruyt SA	—	20
Elia Group (c)	—	20
Groupe Bruxelles Lambert SA	1	75
KBC Groep NV	33	2,493
Proximus	1	17
Sofina	—	39
Solvay SA	—	53
Telenet Group Holding	—	4
UCB SA	1	76
Umicore	1	70
		3,307
Bermuda 0.2%
Credicorp Ltd. (a)	20	2,404
Everest Re Group, Ltd.	1	146
		2,550
Poland 0.1%
"Dino Polska" Spolka Akcyjna (a) (f)	10	730

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Allegro.eu SA (a) (f)	54	930
Bank Pekao SA (a)	1	25
CD Projekt SA	—	20
Cyfrowy Polsat S.A.	2	12
Grupa LOTOS S.A. (a)	1	7
ING Bank Slaski S.A. (a)	—	9
KGHM Polska Miedz SA	1	39
LPP SA	—	24
mBank (a)	—	6
PGE Polska Grupa Energetyczna S.A. (a)	5	11
Polski Koncern Naftowy Orlen S.A.	2	34
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	9	16
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna (a)	5	49
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	3	32
Santander Bank Polska SA (a)	—	13
Telekomunikacja Polska SA	4	7
		1,964
Austria 0.1%
Andritz AG	—	23
BAWAG Group AG (f)	—	21
Erste Group Bank AG	29	1,074
EVN AG	—	5
OMV AG	1	59
Osterreichische Post Aktiengesellschaft	—	6
Raiffeisen Bank International AG	1	17
Telekom Austria Aktiengesellschaft	1	7
Verbund AG	—	36
Vienna Insurance Group AG Wiener Versicherung Gruppe	—	6
Voestalpine AG	1	26
		1,280
Turkey 0.1%
BIM Birlesik Magazalar A.S. - Class A	77	549
Turk Telekomunikasyon A/S - Class A	819	625
		1,174
Argentina 0.1%
MercadoLibre S.R.L (a)	1	861
Norway 0.0%
Aker ASA	1	20
Aker ASA	—	10
DNB Bank ASA	5	111
Equinor ASA	6	130
Gjensidige Forsikring ASA	2	42
Leroy Seafood Group ASA	1	13
Mowi ASA	3	65
Norsk Hydro ASA	8	50
Orkla ASA	5	47
SalMar ASA	—	21
Schibsted ASA - Class A	—	22
Schibsted ASA - Class B	1	24
Storebrand ASA	3	30
Subsea 7 S.A. (a)	1	13
Telenor ASA	4	62
Yara International ASA	1	52
		712
Greece 0.0%
Hellenic Telecommunications Organization SA - Class R	35	590
Israel 0.0%
Azrieli Group Ltd.	—	17
Bank Hapoalim BM	6	51
Bank Leumi Le-Israel BM	8	64
Bezeq Israeli Telecommunication Corp. Ltd.	12	13
Elbit Systems Ltd.	—	18
Israel Chemicals Ltd.	4	27
Israel Discount Bank Ltd.	7	32
Mizrahi Tefahot Bank Ltd.	1	24
Nice Ltd. (a)	—	87
Teva Pharmaceutical Industries Ltd (a)	6	62
		395
New Zealand 0.0%
a2 Milk Co. Ltd. (a)	4	19
Auckland International Airport Limited (a)	7	35
Contact Energy Limited	4	25
Fisher & Paykel Healthcare Corp.	3	72
Fletcher Building Ltd.	5	25
Mercury NZ Limited	4	18
Meridian Energy Limited	7	27
Ryman Healthcare Ltd.	2	22
Spark New Zealand Ltd.	11	38
		281
Luxembourg 0.0%
ArcelorMittal	4	124
Eurofins Scientific SE	1	81
Millicom International Cellular SA - SDR (a)	1	23
Tenaris SA	3	30
		258
Portugal 0.0%
EDP Renovaveis, S.A.	2	36
Energias de Portugal SA	16	85
Galp Energia, SGPS, S.A.	3	28
Jeronimo Martins, SGPS, S.A.	1	26
		175
Chile 0.0%
Antofagasta Plc	2	47
Macau 0.0%
MGM China Holdings Limited (a)	4	7
Wynn Macau, Limited (a)	8	13
		20
United Arab Emirates 0.0%
Mediclinic International PLC (a)	5	20
Total Common Stocks (cost $955,849)		1,067,400
CORPORATE BONDS AND NOTES 12.6%
United States of America 10.1%
Acadia Healthcare Company, Inc.
5.00%, 04/15/29 (h)	35	37
AECOM
5.13%, 03/15/27	105	117
Allied Universal Holdco LLC
6.63%, 07/15/26 (h)	50	53
Allison Transmission, Inc.
5.88%, 06/01/29 (h)	95	104
3.75%, 01/30/31 (h)	53	52
Ally Financial Inc.
5.75%, 11/20/25	160	184
AMC Entertainment Holdings, Inc.
10.50%, 04/15/25 (c) (h)	60	65
American Axle & Manufacturing, Inc.
6.25%, 03/15/26 (c)	80	83
6.50%, 04/01/27 (c)	90	95
AmeriGas Partners, L.P.
5.50%, 05/20/25	90	99
AMN Healthcare, Inc.
4.00%, 04/15/29 (h)	900	909
ANGI Group, LLC
3.88%, 08/15/28 (h)	6	6
Apache Corporation
4.63%, 11/15/25	103	111
Aramark Services, Inc.
5.00%, 04/01/25 (c) (h)	45	46
Archrock Partners, L.P.
6.88%, 04/01/27 (h)	30	32
Arconic Corporation
6.00%, 05/15/25 (h)	95	101
6.13%, 02/15/28 (h)	75	80
Ashland LLC
6.88%, 05/15/43	150	190
Avantor Funding, Inc.
4.63%, 07/15/28 (h)	130	137
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (c) (h)	65	68

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
B&G Foods, Inc.
5.25%, 04/01/25	40	41
Ball Corporation
2.88%, 08/15/30	719	705
Bausch Health Companies Inc.
9.25%, 04/01/26 (h)	335	364
8.50%, 01/31/27 (h)	95	103
Berry Global Escrow Corporation
4.88%, 07/15/26 (h)	70	74
Block Financial LLC
3.88%, 08/15/30 (i)	460	498
Boise Cascade Company
4.88%, 07/01/30 (h)	150	159
Buckeye Partners, L.P.
4.13%, 03/01/25 (h)	96	100
5.85%, 11/15/43	625	619
5.60%, 10/15/44	375	364
Builders FirstSource, Inc.
6.75%, 06/01/27 (h)	36	39
Calpine Corporation
5.13%, 03/15/28 (h)	127	129
3.75%, 03/01/31 (h)	1,509	1,437
CCO Holdings, LLC
5.13%, 05/01/27 (h)	164	172
5.00%, 02/01/28 (h)	385	404
4.75%, 03/01/30 (h)	75	79
4.25%, 02/01/31 (h)	1,126	1,148
4.50%, 05/01/32	1,196	1,238
CDK Global, Inc.
4.88%, 06/01/27	85	90
CDW Finance Corporation
4.25%, 04/01/28	97	102
Cedar Fair, L.P.
5.50%, 05/01/25 (h)	55	58
5.25%, 07/15/29	30	31
Centene Corporation
4.63%, 12/15/29	320	352
3.00%, 10/15/30	619	637
Centene Escrow I Corporation
5.38%, 06/01/26 (h)	65	68
Central Garden & Pet Company
4.13%, 10/15/30	1,026	1,048
CenturyLink, Inc.
7.50%, 04/01/24	60	67
6.88%, 01/15/28	283	317
7.60%, 09/15/39	1,266	1,439
CF Industries, Inc.
5.15%, 03/15/34	790	961
4.95%, 06/01/43	1,183	1,396
5.38%, 03/15/44	957	1,184
Charter Communications Operating, LLC
3.70%, 04/01/51	945	940
Cheniere Energy Partners, L.P.
4.00%, 03/01/31 (h)	28	29
Cheniere Energy, Inc.
4.50%, 10/01/29	125	134
Chesapeake Energy Corporation
5.88%, 02/01/29 (h)	95	103
Choice Hotels International, Inc.
3.70%, 01/15/31 (i)	672	728
Churchill Downs Incorporated
4.75%, 01/15/28 (h)	40	41
Cincinnati Bell Inc.
7.00%, 07/15/24 (h)	110	113
Cinemark USA, Inc.
8.75%, 05/01/25 (h)	70	77
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (h)	181	185
7.75%, 04/15/28 (h)	43	45
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (h)	51	54
Colt Merger Sub, Inc.
5.75%, 07/01/25 (h)	66	70
Commscope Finance LLC
6.00%, 03/01/26 (h)	215	227
8.25%, 03/01/27 (h)	50	53
Community Health Systems, Inc.
5.63%, 03/15/27 (h)	40	43
4.75%, 02/15/31 (h)	120	120
Comstock Resources, Inc.
6.75%, 03/01/29 (h)	43	46
Conagra Brands, Inc.
8.25%, 09/15/30	154	229
Continental Resources, Inc.
4.90%, 06/01/44 (c)	1,314	1,484
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (h)	25	25
Crestwood Midstream Partners LP
5.63%, 05/01/27 (h)	65	67
CSC Holdings, LLC
5.75%, 01/15/30 (h)	385	401
4.13%, 12/01/30 (h)	1,215	1,211
3.38%, 02/15/31 (h)	1,278	1,207
DaVita Inc.
4.63%, 06/01/30 (h)	140	144
DCP Midstream Operating, LP
5.38%, 07/15/25	155	173
Dell Inc.
6.50%, 04/15/38	778	1,014
Delta Air Lines, Inc.
4.38%, 04/19/28	1,391	1,460
3.75%, 10/28/29	1,468	1,467
Devon Energy Corporation
4.50%, 01/15/30 (h)	229	251
5.00%, 06/15/45	785	922
Diamond Finance International Limited
8.10%, 07/15/36	186	283
8.35%, 07/15/46	150	245
Diamond Sports Group, LLC
5.38%, 08/15/26 (h)	76	49
Discovery Communications, LLC
5.00%, 09/20/37	210	255
4.88%, 04/01/43	191	228
5.20%, 09/20/47	186	231
5.30%, 05/15/49	62	78
4.65%, 05/15/50	205	241
4.00%, 09/15/55	150	159
DISH DBS Corporation
5.88%, 11/15/24	240	258
7.75%, 07/01/26	250	283
Dycom Industries, Inc.
4.50%, 04/15/29 (h)	1,590	1,606
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (h)	120	127
Edison International
4.13%, 03/15/28	150	160
Elanco Animal Health
5.90%, 08/28/28 (i) (j)	1,059	1,240
Embarq Corporation
8.00%, 06/01/36	1,046	1,186
Emera US Holdings Inc.
4.75%, 06/15/46	171	204
Emergent BioSolutions Inc.
3.88%, 08/15/28 (h)	85	83
Enable Midstream Partners, LP
5.00%, 05/15/44 (j)	150	163
Encompass Health Corporation
4.50%, 02/01/28	95	99
Energizer Holdings, Inc.
4.75%, 06/15/28 (h)	165	170
Energy Transfer LP
6.13%, 12/15/45	68	87
5.30%, 04/15/47	25	29
6.00%, 06/15/48	214	271
6.25%, 04/15/49	149	196
5.00%, 05/15/50	472	545
EnerSys
4.38%, 12/15/27 (h)	500	522
Enlink Midstream, LLC
4.15%, 06/01/25	105	110
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
5.63%, 01/15/28 (h)	1,054	1,117
5.38%, 06/01/29	1,339	1,398
5.60%, 04/01/44	702	637
5.05%, 04/01/45	1,707	1,468
5.45%, 06/01/47	1,614	1,433
EPR Properties
4.75%, 12/15/26 (c)	121	131
4.50%, 06/01/27	150	160
4.95%, 04/15/28	1,358	1,466
3.75%, 08/15/29	669	670
EQM Midstream Partners, LP
6.00%, 07/01/25 (h)	135	147
4.50%, 01/15/29 (h)	32	33
4.75%, 01/15/31 (h)	32	33
6.50%, 07/15/48	1,348	1,446
EQT Corporation
7.63%, 02/01/25 (i) (j)	110	128
ESH Hospitality, Inc.
5.25%, 05/01/25 (h)	40	41
Expedia Group, Inc.
3.25%, 02/15/30	716	748
FirstEnergy Corp.
4.40%, 07/15/27 (i) (j)	85	92
2.25%, 09/01/30	134	129
5.35%, 07/15/47 (i) (j)	1,235	1,482
3.40%, 03/01/50	1,555	1,520
FirstEnergy Transmission, LLC
5.45%, 07/15/44 (h)	212	264
4.55%, 04/01/49 (h)	1,018	1,181
Fluor Corporation
4.25%, 09/15/28 (c)	1,351	1,371
Ford Motor Credit Company LLC
4.39%, 01/08/26	295	319
4.54%, 08/01/26	240	261
4.13%, 08/17/27	265	281
Foresight Energy LLC
0.00%, 04/01/23 (a) (h) (k)	145	—
Freeport-McMoRan Inc.
4.38%, 08/01/28	95	100
4.25%, 03/01/30	95	102
5.40%, 11/14/34	1,195	1,450
5.45%, 03/15/43	986	1,205
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (h)	64	69
Gartner, Inc.
3.75%, 10/01/30 (h)	100	102
General Motors Company
5.15%, 04/01/38	194	237
6.25%, 10/02/43	216	299
5.20%, 04/01/45	187	232
6.75%, 04/01/46	150	217
5.40%, 04/01/48	227	290
5.95%, 04/01/49	181	247
Genesis Energy, L.P.
7.75%, 02/01/28	75	78
GLP Financing, LLC
4.00%, 01/15/30 - 01/15/31	886	955
Graphic Packaging International, LLC
3.50%, 03/01/29 (h)	85	84
Griffon Corporation
5.75%, 03/01/28	80	85
Group 1 Automotive, Inc.
4.00%, 08/15/28 (h)	80	81
Hasbro, Inc.
3.90%, 11/19/29 (i)	224	249
6.35%, 03/15/40	57	79
5.10%, 05/15/44	150	184
Hat Holdings I LLC
3.75%, 09/15/30 (h)	127	125
HCA Inc.
5.63%, 09/01/28	400	474
5.88%, 02/01/29	125	151
3.50%, 09/01/30	936	997
5.50%, 06/15/47	294	383
5.25%, 06/15/49	75	96
7.50%, 11/15/95	966	1,378
Herc Holdings Inc.
5.50%, 07/15/27 (h)	95	100
Hess Corporation
5.80%, 04/01/47	792	1,043
Hilton Domestic Operating Company Inc.
3.75%, 05/01/29 (h)	26	26
4.88%, 01/15/30	220	235
Howmet Aerospace Inc.
5.90%, 02/01/27	175	205
5.95%, 02/01/37	1,210	1,464
Hughes Satellite Systems Corporation
5.25%, 08/01/26	90	101
Hyatt Hotels Corporation
4.38%, 09/15/28	59	65
5.75%, 04/23/30 (i)	149	181
Icahn Enterprises L.P.
4.75%, 09/15/24	115	120
5.25%, 05/15/27	950	983
iHeartCommunications, Inc.
8.38%, 05/01/27	70	75
5.25%, 08/15/27 (h)	85	89
Imola Merger Corporation
4.75%, 05/15/29 (h)	115	118
Inter-American Development Bank
1.70%, 10/10/24, CAD	50	41
4.40%, 01/26/26, CAD	490	452
Ipalco Enterprises Inc
4.25%, 05/01/30	426	478
Iron Mountain Incorporated
4.88%, 09/15/27 (h)	125	130
4.88%, 09/15/29 (h)	150	155
5.25%, 07/15/30 (h)	650	688
4.50%, 02/15/31 (h)	1,426	1,444
5.63%, 07/15/32 (h)	1,335	1,436
J2 Cloud Services, LLC
4.63%, 10/15/30 (h)	1,196	1,238
Jabil Inc.
3.00%, 01/15/31	698	716
Kaiser Aluminum Corporation
4.63%, 03/01/28 (h)	85	88
KB Home
4.80%, 11/15/29	1,100	1,192
Kennedy-Wilson, Inc.
4.75%, 03/01/29	50	52
Kohl's Corporation
5.55%, 07/17/45	950	1,144
Kraft Heinz Foods Company
5.20%, 07/15/45	150	186
4.38%, 06/01/46	1,273	1,443
4.88%, 10/01/49	1,242	1,505
5.50%, 06/01/50	1,219	1,591
L Brands, Inc.
7.50%, 06/15/29	45	53
6.88%, 11/01/35	72	91
6.75%, 07/01/36	1,256	1,575
LABL Escrow Issuer LLC
6.75%, 07/15/26 (h)	85	91
10.50%, 07/15/27 (h)	50	55
Lamar Media Corp.
4.00%, 02/15/30	985	999
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (h)	1,199	1,327
Las Vegas Sands Corp.
3.90%, 08/08/29	150	160
Leidos, Inc.
4.38%, 05/15/30 (i)	490	556
2.30%, 02/15/31 (i)	147	144
Level 3 Financing, Inc.
5.25%, 03/15/26	100	103
4.63%, 09/15/27 (h)	270	280
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (h)	75	83
4.75%, 10/15/27 (h)	60	62

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Lumen Technologies Inc.
7.65%, 03/15/42	1,283	1,440
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (i)	1,121	1,446
Macy's, Inc.
8.38%, 06/15/25 (h)	75	83
Marathon Oil Corporation
6.60%, 10/01/37	150	200
5.20%, 06/01/45	238	286
Marriott International, Inc.
3.50%, 10/15/32 (i)	150	159
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	125	130
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (h)	100	101
7.25%, 04/15/25 (h)	60	59
Meredith Corporation
6.88%, 02/01/26	143	149
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	135	146
5.75%, 02/01/27	240	268
4.50%, 01/15/28	150	159
MGM Resorts International
5.50%, 04/15/27	1,015	1,114
4.75%, 10/15/28	900	957
Molina Healthcare, Inc.
3.88%, 11/15/30 (h)	45	47
Molson Coors Beverage Company
5.00%, 05/01/42	63	77
MOS Holdings Inc.
5.63%, 11/15/43	400	526
Motorola Solutions, Inc.
2.30%, 11/15/30	490	482
MPT Operating Partnership, L.P.
5.00%, 10/15/27	75	80
MSCI Inc.
4.00%, 11/15/29 (h)	85	90
Murphy Oil Corp.
6.38%, 12/01/42 (i) (j)	598	600
Mylan Inc
5.40%, 11/29/43	183	227
5.20%, 04/15/48	150	185
Mylan N.V.
5.25%, 06/15/46	222	270
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28 (h)	50	50
Navient Corporation
4.88%, 03/15/28	46	46
NCR Corporation
5.00%, 10/01/28 (h)	38	39
5.13%, 04/15/29 (h)	30	31
6.13%, 09/01/29 (h)	140	153
Netflix, Inc.
5.88%, 11/15/28	45	55
5.38%, 11/15/29 (h)	279	339
4.88%, 06/15/30 (h)	621	738
Newell Brands Inc.
4.70%, 04/01/26 (i) (j)	120	134
5.88%, 04/01/36 (i) (j)	35	43
Nexstar Escrow Inc.
5.63%, 07/15/27 (h)	125	133
NGL Energy Operating LLC
7.50%, 02/01/26 (h)	24	25
Nielsen Finance LLC
5.63%, 10/01/28 (h)	90	95
Nordstrom, Inc.
4.38%, 04/01/30 (c)	580	604
5.00%, 01/15/44	852	854
Novelis Corporation
4.75%, 01/30/30 (h)	60	63
NRG Energy, Inc.
7.25%, 05/15/26	120	125
NuStar Logistics, L.P.
5.75%, 10/01/25	35	38
6.38%, 10/01/30	561	620
Occidental Petroleum Corporation
8.00%, 07/15/25	99	119
5.88%, 09/01/25	38	42
8.50%, 07/15/27	60	75
6.38%, 09/01/28	38	44
8.88%, 07/15/30	69	92
6.63%, 09/01/30	38	46
Olin Corporation
5.63%, 08/01/29	25	28
ONEOK Partners, L.P.
6.20%, 09/15/43	50	66
ONEOK, Inc.
7.15%, 01/15/51	148	219
Oshkosh Corporation
3.10%, 03/01/30	673	713
Outfront Media Capital Corporation
5.00%, 08/15/27 (h)	80	83
Owens Corning
3.88%, 06/01/30	10	11
Pacific Gas And Electric Company
5.00%, 07/01/28	125	127
4.50%, 07/01/40	96	96
3.30%, 08/01/40	6	5
4.45%, 04/15/42	150	149
4.60%, 06/15/43	30	30
4.75%, 02/15/44	229	232
4.30%, 03/15/45	202	194
4.00%, 12/01/46	227	214
3.95%, 12/01/47	241	224
4.95%, 07/01/50	149	153
3.50%, 08/01/50	80	71
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (h)	155	159
PBF Holding Company LLC
9.25%, 05/15/25 (h)	51	51
Performance Food Group, Inc.
5.50%, 10/15/27 (h)	80	84
Perrigo Finance Unlimited Company
4.90%, 12/15/44	500	528
PetSmart, Inc.
4.75%, 02/15/28 (h)	430	447
Phillips 66 Partners LP
4.68%, 02/15/45	219	251
4.90%, 10/01/46	385	459
Pilgrim's Pride Corporation
5.88%, 09/30/27 (h)	50	53
Plains All American Pipeline, L.P.
6.65%, 01/15/37	149	195
4.90%, 02/15/45	1,047	1,140
Post Holdings, Inc.
5.50%, 12/15/29 (h)	160	171
Prestige Brands, Inc.
5.13%, 01/15/28 (h)	65	69
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (h)	50	53
PulteGroup, Inc.
7.88%, 06/15/32	492	712
6.00%, 02/15/35	150	197
Quicken Loans Inc.
5.25%, 01/15/28 (h)	75	79
QVC, Inc.
4.75%, 02/15/27	950	1,009
4.38%, 09/01/28	607	620
5.45%, 08/15/34	710	740
5.95%, 03/15/43	127	129
Radian Group Inc.
4.88%, 03/15/27	850	925
Range Resources Corporation
9.25%, 02/01/26	90	99
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (h)	80	79
RHP Hotel Properties, LP
4.75%, 10/15/27	85	87
Rite Aid Corporation
8.00%, 11/15/26 (h)	160	162

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Sabre GLBL Inc.
9.25%, 04/15/25 (h)	45	54
Safeway Inc.
4.63%, 01/15/27 (h)	130	136
3.50%, 03/15/29 (h)	54	53
4.88%, 02/15/30 (h)	175	187
SBA Communications Corporation
3.88%, 02/15/27	60	62
3.13%, 02/01/29 (h)	30	29
Scientific Games International, Inc.
5.00%, 10/15/25 (h)	75	77
Scripps Escrow II, Inc.
3.88%, 01/15/29 (h)	70	69
Seagate HDD Cayman
5.75%, 12/01/34	1,282	1,465
Sealed Air Corporation
6.88%, 07/15/33 (h)	700	893
Sensata Technologies, Inc.
3.75%, 02/15/31 (h)	1,223	1,210
Service Corporation International
5.13%, 06/01/29	110	119
Sinclair Television Group, Inc.
4.13%, 12/01/30 (h)	85	84
Sirius XM Radio Inc.
5.00%, 08/01/27 (h)	95	100
5.50%, 07/01/29 (h)	105	114
4.13%, 07/01/30 (h)	225	228
Six Flags Operations Inc.
5.50%, 04/15/27 (c) (h)	70	73
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (h)	75	81
SkyMiles IP Ltd.
4.50%, 10/20/25 (h)	53	57
SLM Corporation
6.13%, 03/25/24	80	86
Southwestern Energy Co.
6.45%, 01/23/25 (i) (j)	85	94
Spectrum Brands, Inc.
5.00%, 10/01/29 (h)	75	80
5.50%, 07/15/30 (h)	95	102
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	158	231
6.75%, 06/15/39	166	232
5.88%, 11/15/40	196	253
5.50%, 09/01/41	53	66
4.50%, 09/15/42	150	167
Spirit AeroSystems, Inc.
7.50%, 04/15/25 (h)	65	70
Springleaf Finance Corporation
6.63%, 01/15/28	1,050	1,208
5.38%, 11/15/29	1,014	1,105
Sprint Corporation
7.63%, 02/15/25	295	350
8.75%, 03/15/32	821	1,248
Square, Inc.
3.50%, 06/01/31 (h)	90	91
SS&C Technologies, Inc.
5.50%, 09/30/27 (h)	105	111
Standard Industries Inc.
4.75%, 01/15/28 (h)	175	183
Staples, Inc.
7.50%, 04/15/26 (h)	135	140
10.75%, 04/15/27 (c) (h)	70	71
Steelcase Inc.
5.13%, 01/18/29	150	174
Summit Materials, LLC
5.25%, 01/15/29 (h)	80	85
Sunoco Logistics Partners Operations L.P.
5.40%, 10/01/47	220	260
Sunoco LP
6.00%, 04/15/27	85	89
Targa Resource Corporation
5.88%, 04/15/26	60	63
5.00%, 01/15/28	75	79
5.50%, 03/01/30	55	60
4.88%, 02/01/31 (h)	63	68
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (h)	500	564
5.13%, 08/01/30 (h)	1,196	1,296
TEGNA Inc.
4.63%, 03/15/28	50	52
Teleflex Incorporated
4.63%, 11/15/27	100	107
Tempur Sealy International, Inc.
4.00%, 04/15/29 (h)	100	102
Tenet Healthcare Corporation
7.50%, 04/01/25 (h)	40	43
6.25%, 02/01/27 (h)	315	329
TerraForm Power Operating LLC
5.00%, 01/31/28 (h)	1,494	1,582
The ADT Security Corporation
4.13%, 06/15/23	50	53
The Boeing Company
6.88%, 03/15/39	80	112
5.71%, 05/01/40 (i)	88	113
3.38%, 06/15/46	40	39
3.85%, 11/01/48	209	216
3.90%, 05/01/49	213	224
3.75%, 02/01/50	240	248
5.81%, 05/01/50 (i)	24	32
5.93%, 05/01/60 (i)	150	207
The Chemours Company
7.00%, 05/15/25 (c)	135	139
The Gap, Inc.
8.88%, 05/15/27 (h)	95	110
The Scotts Miracle-Gro Company
4.50%, 10/15/29	100	104
T-Mobile USA, Inc.
2.25%, 02/15/26	25	25
4.75%, 02/01/28	300	321
Topaz Solar Farms LLC
5.75%, 09/30/39 (h)	617	714
TransDigm Inc.
6.25%, 03/15/26 (h)	145	153
Triumph Group, Inc.
7.75%, 08/15/25	50	51
United Rentals (North America), Inc.
5.50%, 05/15/27	95	101
4.88%, 01/15/28	95	101
5.25%, 01/15/30	150	164
4.00%, 07/15/30	150	154
United Rentals, Inc.
3.88%, 02/15/31	267	272
United States Cellular Corporation
6.70%, 12/15/33	726	890
Uniti Group Inc.
7.88%, 02/15/25 (h)	60	64
Universal Health Services, Inc.
2.65%, 10/15/30 (h)	485	489
Univision Communications Inc.
4.50%, 05/01/29 (h)	75	76
Upjohn Inc.
4.00%, 06/22/50 (h)	10	11
Valvoline, Inc.
4.25%, 02/15/30 (h)	150	155
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (h)	200	211
VICI Properties Inc.
3.75%, 02/15/27 (h)	65	66
4.13%, 08/15/30 (h)	115	119
Vistra Operations Company LLC
5.63%, 02/15/27 (h)	125	130
WESCO Distribution, Inc.
7.13%, 06/15/25 (h)	139	150
Western Digital Corporation
4.75%, 02/15/26	50	56
Western Midstream Operating, LP
4.00%, 07/01/22	55	56
4.35%, 02/01/25 (i) (j)	30	32
5.45%, 04/01/44	475	513

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
5.30%, 03/01/48	796	850
5.50%, 08/15/48	844	922
6.50%, 02/01/50 (i) (j)	1,268	1,471
WMG Acquisition Corp.
3.88%, 07/15/30 (h)	110	111
3.00%, 02/15/31 (h)	976	927
Wolverine Escrow LLC
9.00%, 11/15/26 (h)	68	66
Wyndham Destinations, Inc.
6.00%, 04/01/27 (i) (j)	50	55
4.63%, 03/01/30 (h)	625	645
Wynn Las Vegas, LLC
5.50%, 03/01/25 (h)	180	194
Xerox Holdings Corporation
5.50%, 08/15/28 (h)	1,402	1,449
XPO Logistics, Inc.
6.75%, 08/15/24 (h)	95	99
6.25%, 05/01/25 (h)	30	32
Yum! Brands, Inc.
4.75%, 01/15/30 (h)	70	76
3.63%, 03/15/31	60	60
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (h)	60	60
		147,048
Canada 0.4%
Bausch Health Companies Inc.
5.00%, 01/30/28 (h)	375	356
5.00%, 02/15/29 (h)	67	62
5.25%, 02/15/31 (h)	55	51
Bombardier Inc.
7.50%, 03/15/25 (c) (h)	75	77
Cenovus Energy Inc.
5.40%, 06/15/47	370	460
Clarios Global LP
6.75%, 05/15/25 (h)	103	110
Garda World Security Corporation
4.63%, 02/15/27 (h)	30	30
GFL Environmental Inc.
3.75%, 08/01/25 (h)	100	103
GW B-CR Security Corporation
9.50%, 11/01/27 (h)	25	28
MEG Energy Corp.
6.50%, 01/15/25 (h)	115	119
Methanex Corporation
5.13%, 10/15/27	489	528
5.25%, 12/15/29	1,268	1,369
5.65%, 12/01/44	865	887
NOVA Chemicals Corporation
5.25%, 06/01/27 (h)	100	108
Ontario Teachers' Finance Trust
1.10%, 10/19/27, CAD (h)	297	232
Open Text Corporation
4.13%, 02/15/30 (h)	40	41
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (h)	39	39
Stars Group Holdings B.V.
7.00%, 07/15/26 (h)	85	88
Teck Resources Limited
6.13%, 10/01/35	402	519
6.00%, 08/15/40	212	270
6.25%, 07/15/41	186	244
5.20%, 03/01/42	71	84
5.40%, 02/01/43	150	183
Videotron ltee
5.13%, 04/15/27 (h)	175	183
		6,171
Netherlands 0.3%
Alcoa Nederland Holding B.V.
6.13%, 05/15/28 (h)	365	399
American Airlines, Inc.
5.50%, 04/20/26 (h)	57	61
5.75%, 04/20/29 (h)	1,394	1,507
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (h)	226	231
Axalta Coating Systems, LLC
4.75%, 06/15/27 (h)	170	178
Gemeente Eindhoven
0.75%, 11/13/23, AUD	830	627
Sensata Technologies, Inc.
4.38%, 02/15/30 (h)	1,239	1,306
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (h)	200	210
		4,519
United Kingdom 0.3%
Marks and Spencer P.L.C.
7.13%, 12/01/37 (h)	150	177
Rolls-Royce Plc
5.75%, 10/15/27 (h)	1,232	1,352
Royalty Pharma PLC
2.20%, 09/02/30 (h)	146	143
3.55%, 09/02/50 (h)	150	150
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (h)	200	215
4.50%, 08/15/30 (h)	800	806
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (h)	1,594	1,568
		4,411
Luxembourg 0.3%
ArcelorMittal
7.25%, 10/15/39 (i) (j)	377	533
7.00%, 03/01/41 (i) (j)	345	479
Telecom Italia Capital
7.20%, 07/18/36	1,123	1,449
7.72%, 06/04/38	1,082	1,476
		3,937
South Korea 0.3%
Korea Electric Power Corp
0.75%, 01/27/26 (h)	755	737
The Export-Import Bank of Korea
0.75%, 09/21/25	1,618	1,596
2.63%, 05/26/26	1,050	1,122
		3,455
Cayman Islands 0.1%
Seagate HDD Cayman
4.09%, 06/01/29 (h)	226	232
4.13%, 01/15/31 (h)	1,422	1,454
3.38%, 07/15/31 (h)	216	209
		1,895
Singapore 0.1%
Flex Ltd.
4.88%, 05/12/30	407	472
Temasek Financial (I) Limited
3.63%, 08/01/28 (f)	1,000	1,128
		1,600
Italy 0.1%
Telecom Italia SpA
6.38%, 11/15/33	75	89
6.00%, 09/30/34	1,263	1,460
		1,549
Finland 0.1%
Nokia Oyj
6.63%, 05/15/39	1,126	1,465
Spain 0.1%
Telefonica Emisiones, S.A.U.
4.90%, 03/06/48	1,017	1,227
5.52%, 03/01/49	179	233
		1,460
France 0.1%
Dexia Credit Local
1.25%, 10/27/25, EUR (f)	1,000	1,260

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
China 0.1%
China Development Bank
0.88%, 01/24/24, EUR (f)	1,000	1,209
Germany 0.1%
Bundesrepublik Deutschland
6.50%, 07/04/27, EUR	230	390
KfW
0.00%, 12/15/22, EUR (l)	70	84
3.20%, 09/11/26, AUD	880	730
		1,204
Japan 0.1%
Development Bank of Japan Inc.
0.88%, 10/10/25, EUR (f)	960	1,187
Ireland 0.0%
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (h)	200	208
Perrigo Finance Unlimited Company
3.15%, 06/15/30 (i)	232	237
		445
Saudi Arabia 0.0%
Saudi Arabian Oil Company
1.25%, 11/24/23 (h)	200	202
Liberia 0.0%
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (h)	124	143
Brazil 0.0%
JBS USA Finance, Inc.
6.75%, 02/15/28 (h)	95	104
Australia 0.0%
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (h)	75	82
Panama 0.0%
Carnival Corporation
11.50%, 04/01/23 (h)	45	51
10.50%, 02/01/26 (h)	25	29
		80
India 0.0%
Britannia Industries Ltd
8.00%, 08/28/22, INR	20	9
Total Corporate Bonds And Notes (cost $178,587)		183,435
GOVERNMENT AND AGENCY OBLIGATIONS 7.5%
Japan 2.1%
Cabinet Office, Government of Japan
0.10%, 09/20/23 - 06/20/30, JPY	1,592,350	14,449
0.60%, 12/20/23 - 12/20/37, JPY	113,900	1,051
2.20%, 09/20/26 - 03/20/50, JPY	320,250	3,490
2.10%, 03/20/30, JPY	9,750	104
1.50%, 03/20/34, JPY	7,850	82
1.40%, 09/20/34 - 03/20/55, JPY	68,300	733
1.20%, 03/20/35, JPY	5,750	59
1.30%, 06/20/35, JPY	384,350	3,970
0.70%, 03/20/37, JPY	4,800	46
0.40%, 06/20/40 - 03/20/50, JPY	88,050	789
2.00%, 03/20/42, JPY	5,450	64
1.90%, 09/20/42, JPY	319,750	3,701
0.90%, 03/20/57, JPY	215,600	2,042
		30,580
United States of America 1.4%
Federal Home Loan Mortgage Corporation
Interest Only, Series X3-K094, REMIC, 2.20%, 07/25/47 (m)	588	88
Treasury, United States Department of
1.38%, 01/31/22	19,930	20,083
		20,171
Italy 1.1%
Segretariato Generale Della Presidenza Della Repubblica
1.35%, 04/15/22, EUR (f)	690	829
1.00%, 07/15/22, EUR (f)	278	334
0.05%, 01/15/23, EUR	1,144	1,365
0.65%, 10/15/23, EUR	835	1,011
0.88%, 05/06/24	1,528	1,522
0.35%, 02/01/25, EUR	331	399
1.40%, 05/26/25, EUR (n)	1,153	1,477
1.85%, 07/01/25, EUR (f)	419	534
0.50%, 02/01/26, EUR (f)	321	388
1.60%, 06/01/26, EUR (f)	1,537	1,954
0.95%, 09/15/27 - 12/01/31, EUR	1,783	2,177
1.35%, 04/01/30, EUR	1,115	1,394
2.45%, 09/01/33 - 09/01/50, EUR (f)	200	272
2.25%, 09/01/36, EUR (f)	1,339	1,805
4.00%, 02/01/37, EUR (f)	20	33
3.45%, 03/01/48, EUR (f)	18	29
3.85%, 09/01/49, EUR (f)	420	724
2.80%, 03/01/67, EUR (f)	101	141
		16,388
United Kingdom 0.8%
HM Treasury
0.75%, 07/22/23, GBP (f)	1,239	1,734
2.75%, 09/07/24, GBP (f)	1,120	1,672
0.63%, 06/07/25, GBP	326	457
1.50%, 07/22/26, GBP	71	104
1.25%, 07/22/27, GBP	475	687
4.75%, 12/07/38, GBP	855	1,862
0.88%, 01/31/46, GBP (f)	375	475
4.25%, 12/07/46, GBP	730	1,667
1.75%, 01/22/49, GBP	358	553
0.63%, 10/22/50, GBP (f)	323	379
1.75%, 07/22/57, GBP (f)	37	59
2.50%, 07/22/65, GBP (f)	745	1,509
3.50%, 07/22/68, GBP (f)	14	36
		11,194
Spain 0.5%
Estado Espanol
0.00%, 04/30/23 - 01/31/25, EUR	423	507
0.35%, 07/30/23, EUR	165	199
0.25%, 07/30/24, EUR	98	119
1.60%, 04/30/25, EUR (f)	980	1,249
1.95%, 04/30/26, EUR (f)	243	318
1.45%, 10/31/27, EUR (f)	788	1,021
1.40%, 07/30/28, EUR (f)	52	67
0.10%, 04/30/31, EUR (f)	1,140	1,308
2.35%, 07/30/33, EUR	3	4
4.20%, 01/31/37, EUR (f)	461	815
4.70%, 07/30/41, EUR	423	828
2.70%, 10/31/48, EUR (f)	102	158
1.00%, 10/31/50, EUR	29	31
3.45%, 07/30/66, EUR	144	262
		6,886
France 0.5%
Republique Francaise Presidence
2.25%, 05/25/24, EUR (f)	458	588
0.50%, 05/25/26, EUR (f)	1,658	2,055
2.75%, 10/25/27, EUR (f)	210	297
1.25%, 05/25/34, EUR (f)	949	1,259
4.75%, 04/25/35, EUR (f)	8	15
1.75%, 06/25/39 - 05/25/66, EUR (f)	329	488
3.25%, 05/25/45, EUR (f)	501	924
2.00%, 05/25/48, EUR (f)	79	120
0.75%, 05/25/52, EUR (f)	185	209
4.00%, 04/25/55, EUR	252	564
		6,519
Saudi Arabia 0.2%
Saudi Arabia, Government of
2.25%, 02/02/33 (h)	322	312
Saudi Arabia, Kingdom of
2.90%, 10/22/25 (f)	1,060	1,134
3.25%, 10/26/26 (f)	918	999
		2,445
Belgium 0.1%
Federale Overheidsdienst Kanselarij van de Eerste Minister
2.60%, 06/22/24, EUR (f)	13	17

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
1.00%, 06/22/26, EUR (f)	14	18
0.80%, 06/22/28, EUR (f)	681	867
0.10%, 06/22/30, EUR (f)	48	57
3.00%, 06/22/34, EUR (f)	240	384
1.90%, 06/22/38, EUR (f)	14	20
3.75%, 06/22/45, EUR (f)	199	392
1.60%, 06/22/47, EUR (h)	5	7
1.70%, 06/22/50, EUR	102	146
2.25%, 06/22/57, EUR	3	5
2.15%, 06/22/66, EUR (f)	100	165
		2,078
Canada 0.1%
Canada, Government of
1.75%, 03/01/23, CAD	870	717
0.25%, 04/01/24, CAD	570	455
1.50%, 06/01/26, CAD	38	31
2.00%, 06/01/28, CAD	46	39
5.00%, 06/01/37, CAD	58	69
3.50%, 12/01/45, CAD	154	166
2.75%, 12/01/48 - 12/01/64, CAD	358	348
		1,825
Kuwait 0.1%
Kuwait, Government of
2.75%, 03/20/22 (f)	1,657	1,686
Germany 0.1%
Bundesrepublik Deutschland
0.00%, 02/15/31 - 08/15/50, EUR	1,196	1,353
Qatar 0.1%
The State of Qatar
3.40%, 04/16/25 (f)	1,180	1,284
United Arab Emirates 0.1%
Abu Dhabi, Government of
0.75%, 09/02/23 (h)	601	603
The United Arab Emirates, Government of
2.50%, 10/11/22 (f)	655	673
		1,276
Australia 0.1%
Commonwealth of Australia
0.50%, 09/21/26, AUD (f)	540	398
1.00%, 11/21/31, AUD (f)	80	57
3.75%, 04/21/37, AUD (f)	347	326
2.75%, 05/21/41, AUD (f)	65	54
3.00%, 03/21/47, AUD (f)	196	168
		1,003
Netherlands 0.1%
Staat der Nederlanden
0.25%, 07/15/29, EUR	140	173
0.50%, 01/15/40, EUR	410	512
0.00%, 01/15/52, EUR	176	186
		871
Mexico 0.1%
Gobierno Federal de los Estados Unidos Mexicanos
8.50%, 05/31/29, MXN	15,000	829
South Korea 0.0%
The Republic of Korea, Government of
0.00%, 09/16/25, EUR (l)	490	583
Romania 0.0%
Romania, Government of
2.00%, 04/14/33, EUR (h)	455	535
Denmark 0.0%
Danmarks Nationalbank
1.50%, 11/15/23, DKK (f)	28	5
1.75%, 11/15/25, DKK (f)	18	3
0.50%, 11/15/27, DKK	45	8
0.50%, 11/15/29, DKK (f)	1,156	194
4.50%, 11/15/39, DKK (f)	1,026	288
		498
Philippines 0.0%
The Philippines, Government of
0.25%, 04/28/25, EUR	406	483
Sweden 0.0%
OSMTH Of the Kingdom Of Sweden
3.50%, 06/01/22 - 03/30/39, SEK (f)	500	84
1.50%, 11/13/23, SEK (f)	35	4
2.50%, 05/12/25, SEK (f)	35	5
0.75%, 05/12/28, SEK (f)	1,895	231
2.25%, 06/01/32, SEK (f)	15	2
		326
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	176	164
Total Government And Agency Obligations (cost $108,679)		108,977
PREFERRED STOCKS 0.5%
Germany 0.3%
Bayerische Motoren Werke AG	—	29
Henkel AG & Co. KGaA (o)	1	108
Porsche Automobil Holding SE (o)	1	95
Sartorius AG	—	101
Volkswagen AG (o)	18	4,556
		4,889
Switzerland 0.1%
Lindt & Spruengli AG	—	60
Roche Holding AG	4	1,524
Schindler Holding AG (a)	—	71
		1,655
Brazil 0.1%
Itau Unibanco Holding S.A. (o)	162	969
Spain 0.0%
Grifols, S.A.	2	27
Italy 0.0%
Telecom Italia SpA (c)	23	12
Total Preferred Stocks (cost $6,466)		7,552
WARRANTS 0.3%
China 0.3%
Amoy Diagnostics Co., Ltd. (a) (g)	21	332
Beida Jade Bird Universal Fire Alarm Device Co., Ltd. (a)	7	30
Beijing Kingsoft Office Software Co.,Ltd (a) (g)	9	575
Centre Testing International Group Co., Ltd. (a) (g)	61	301
Chacha Food Company, Limited (a) (g)	32	214
Han's Laser Technology Industry Group Co., Ltd. (a) (g)	2	9
Jiangsu Hengli Hydraulic Technology Co., Ltd. (a) (d)	39	518
Leader Harmonious Drive Systems Co., Ltd. (a) (d)	11	237
Montage Technology Co.,Ltd. (a) (d)	28	270
OPT Machine Vision Tech Co., Ltd. (a)	2	118
Shanghai Liangxin Electrical Co., Ltd. (a) (g)	55	191
Starpower Semiconductor Ltd. (a) (d)	8	382
Zhejiang SUPCON Technology Co., Ltd. (a) (g)	14	200
Total Warrants (cost $3,294)		3,377
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
United States of America 0.1%
CWMBS, Inc.
Series 2005-A36-24, REMIC, 5.50%, 11/25/35	356	272
Exeter Automobile Receivables Trust
Series 2019-D-3A, 3.11%, 08/15/23	495	511
Total Non-U.S. Government Agency Asset-Backed Securities (cost $821)		783
SENIOR FLOATING RATE INSTRUMENTS 0.0%
United States of America 0.0%
Foresight Energy, LLC
2017 1st Lien Term Loan, 0.00%, 03/16/22 (a) (d) (k)	85	6
Tapstone Energy Holdings III, LLC
Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 04/17/24 (d) (m)	1	1
Total Senior Floating Rate Instruments (cost $81)		7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
RIGHTS 0.0%
Spain 0.0%
ACS, Actividades de Construccion y Servicios, S.A. (a)	—	—
Singapore 0.0%
Olam International Limited (a) (g)	—	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 5.2%
Investment Companies 4.1%
JNL Government Money Market Fund - Institutional Class, 0.01% (p) (q)	59,607	59,607
Treasury Securities 0.6%
Canada, Government of
0.17%, 02/03/22, CAD (r)	3,688	2,970
0.18%, 03/03/22, CAD (r)	3,688	2,969
0.19%, 03/31/22, CAD (r)	3,688	2,968
		8,907
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (p) (q)	7,111	7,111
Total Short Term Investments (cost $75,678)		75,625
Total Investments 99.6% (cost $1,329,455)		1,447,156
Total Securities Sold Short (0.8)% (proceeds $11,454)		(11,673)
Other Derivative Instruments 0.1%		1,876
Other Assets and Liabilities, Net 1.1%		16,267
Total Net Assets 100.0%		1,453,626

(a)  Non-income producing security.

(b)  All or a portion of the security is pledged or segregated as collateral.

(c)  All or a portion of the security was on loan as of June 30, 2021.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $57,194 and 3.9% of the Fund.

(i)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(k)  As of June 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n)  Treasury inflation indexed note, par amount is adjusted for inflation.

(o)  Convertible security.

(p)  Investment in affiliate.

(q)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(r)  The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.8%)
COMMON STOCKS (0.8%)
United States of America (0.8%)
Becton, Dickinson and Company	(1)	(298)
Cloudera, Inc.	(108)	(1,709)
Entergy Corporation	(4)	(400)
Kellogg Co.	(3)	(218)
Kimberly-Clark Corporation	(4)	(469)
Las Vegas Sands Corp.	(4)	(227)
Magellan Health Services Inc.	(17)	(1,593)
Navistar International Corporation	(31)	(1,386)
Nuance Communications, Inc.	(30)	(1,616)
Pinnacle West Capital Corp.	(1)	(112)
Proofpoint, Inc.	(6)	(1,013)
Regeneron Pharmaceuticals, Inc.	—	(56)
Sirius XM Holdings Inc.	(281)	(1,838)
Sykes Enterprises Inc.	(1)	(63)
The Clorox Company	(3)	(451)
Wynn Resorts, Limited	(2)	(224)
Total Common Stocks (proceeds $11,454)		(11,673)
Total Securities Sold Short (0.8%) (proceeds $11,454)		(11,673)

JNL/JPMorgan Global Allocation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson National Life Global Funding	367	—	367	3	4	(4)	—	—

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	04/27/20	491	730	0.1
Adevinta ASA - Class B	04/27/20	12	26	—
Adyen B.V.	04/27/20	225	423	—
AENA, S.M.E., S.A.	04/27/20	54	70	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/27/20	11,356	11,725	0.8
Allegro.eu SA	10/12/20	988	930	0.1
Amadeus IT Group SA	04/27/20	130	183	—
Amundi	04/27/20	22	31	—
Baidu, Inc. - Class A	03/25/21	1,503	1,378	0.1
BAWAG Group AG	04/27/20	12	21	—
Budweiser Brewing Company APAC Limited	04/27/20	856	907	0.1
Cellnex Telecom, S.A.	07/30/20	1,758	1,966	0.1
China Development Bank, 0.88%, 01/24/24	07/09/20	1,144	1,209	0.1
China Resources Mixc Lifestyle Services Limited	12/09/20	577	993	0.1
Commonwealth of Australia, 0.50%, 09/21/26	06/30/21	398	398	—
Commonwealth of Australia, 1.00%, 11/21/31	04/09/21	56	57	—
Commonwealth of Australia, 3.75%, 04/21/37	04/27/20	301	326	—
Commonwealth of Australia, 2.75%, 05/21/41	09/30/20	56	54	—
Commonwealth of Australia, 3.00%, 03/21/47	07/28/20	178	168	—
Convatec Group PLC	04/27/20	23	30	—
Covestro AG	04/27/20	42	66	—
Danmarks Nationalbank, 1.50%, 11/15/23	06/26/19	4	5	—
Danmarks Nationalbank, 1.75%, 11/15/25	06/26/19	3	3	—
Danmarks Nationalbank, 0.50%, 11/15/29	04/27/20	178	194	—
Danmarks Nationalbank, 4.50%, 11/15/39	04/27/20	270	288	—
Delivery Hero SE	04/27/20	1,549	2,104	0.2
Development Bank of Japan Inc., 0.88%, 10/10/25	07/09/20	1,125	1,187	0.1
Dexia Credit Local, 1.25%, 10/27/25	07/09/20	1,196	1,260	0.1
EQT AB	06/22/20	21	44	—
ESR Cayman Limited	06/19/20	14	20	—
Estado Espanol, 1.60%, 04/30/25	08/26/20	1,238	1,249	0.1
Estado Espanol, 1.95%, 04/30/26	04/27/20	280	318	—
Estado Espanol, 1.45%, 10/31/27	03/26/20	1,034	1,021	0.1
Estado Espanol, 1.40%, 07/30/28	06/26/19	63	67	—
Estado Espanol, 0.10%, 04/30/31	06/22/21	1,314	1,308	0.1
Estado Espanol, 4.20%, 01/31/37	04/27/20	708	815	0.1
Estado Espanol, 2.70%, 10/31/48	04/27/20	165	158	—
Evolution Gaming Group AB (publ)	06/23/20	61	145	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.60%, 06/22/24	06/26/19	16	17	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	06/26/19	17	18	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/28	04/27/20	780	867	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.10%, 06/22/30	07/31/20	58	57	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.00%, 06/22/34	04/27/20	349	384	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.90%, 06/22/38	06/26/19	19	20	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.75%, 06/22/45	04/27/20	365	392	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.15%, 06/22/66	04/27/20	165	165	—
Fix Price Group Ltd	04/19/21	163	148	—
Fuyao Glass Industry Group Co., Ltd. - Class H	03/25/21	298	381	—
GrandVision	04/27/20	7	8	—
HDFC Life Insurance Company Limited	04/22/21	975	981	0.1
HM Treasury, 0.75%, 07/22/23	02/26/20	1,663	1,734	0.1
HM Treasury, 2.75%, 09/07/24	04/27/20	1,504	1,672	0.1
HM Treasury, 0.88%, 01/31/46	04/22/21	474	475	—
HM Treasury, 0.63%, 10/22/50	06/17/21	376	379	—
HM Treasury, 1.75%, 07/22/57	06/30/20	63	59	—
HM Treasury, 2.50%, 07/22/65	06/26/19	1,658	1,509	0.1
HM Treasury, 3.50%, 07/22/68	08/09/19	32	36	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	04/27/20	20	21	—
Joinn Laboratories (China) Co., Ltd. - Class H	02/22/21	89	110	—
JS Global Lifestyle Company Limited	12/18/20	12	17	—
Kangji Medical Holdings Limited	01/25/21	656	613	—
Kuwait, Government of, 2.75%, 03/20/22	06/25/20	1,680	1,686	0.1
Mapletree Commercial Trust Management Ltd.	04/27/20	19	20	—
Meituan Dianping - Class B	07/09/20	2,642	3,464	0.2
Orsted A/S	05/12/20	2,218	2,120	0.2
OSMTH Of the Kingdom Of Sweden, 3.50%, 06/01/22	06/26/19	4	4	—
OSMTH Of the Kingdom Of Sweden, 1.50%, 11/13/23	02/26/20	4	4	—
OSMTH Of the Kingdom Of Sweden, 2.50%, 05/12/25	06/26/19	4	5	—
OSMTH Of the Kingdom Of Sweden, 0.75%, 05/12/28	04/27/20	201	231	—
OSMTH Of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	2	2	—
OSMTH Of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	72	80	—
Pepco Group N.V.	05/26/21	587	695	0.1
Pharmaron Beijing Co., Ltd. - Class H	01/14/21	225	337	—
Pirelli & C. S.p.A.	04/27/20	9	15	—
Poste Italiane - Societa' Per Azioni	04/27/20	23	35	—
Public Joint Stock Company "Severstal"	05/12/20	519	809	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Society Oil Company "Rosneft"	02/11/21	709	820	0.1
Republique Francaise Presidence, 2.25%, 05/25/24	04/27/20	533	588	—
Republique Francaise Presidence, 0.50%, 05/25/26	04/27/20	1,892	2,055	0.1
Republique Francaise Presidence, 2.75%, 10/25/27	06/30/21	297	297	—
Republique Francaise Presidence, 1.25%, 05/25/34	04/27/20	1,163	1,259	0.1
Republique Francaise Presidence, 4.75%, 04/25/35	08/09/19	15	15	—
Republique Francaise Presidence, 1.75%, 06/25/39	07/31/19	16	17	—
Republique Francaise Presidence, 3.25%, 05/25/45	04/27/20	864	924	0.1
Republique Francaise Presidence, 2.00%, 05/25/48	06/26/19	120	120	—
Republique Francaise Presidence, 0.75%, 05/25/52	01/18/21	244	209	—
Republique Francaise Presidence, 1.75%, 05/25/66	04/27/20	512	471	—
Saudi Arabia, Kingdom of, 2.90%, 10/22/25	07/08/20	1,120	1,134	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	06/25/20	980	999	0.1
Segretariato Generale Della Presidenza Della Repubblica, 1.35%, 04/15/22	06/01/21	848	829	0.1
Segretariato Generale Della Presidenza Della Repubblica, 1.00%, 07/15/22	07/31/19	310	334	—
Segretariato Generale Della Presidenza Della Repubblica, 1.85%, 07/01/25	10/08/20	526	534	—
Segretariato Generale Della Presidenza Della Repubblica, 0.50%, 02/01/26	12/01/20	395	388	—
Segretariato Generale Della Presidenza Della Repubblica, 1.60%, 06/01/26	04/27/20	1,681	1,954	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/33	07/31/19	18	21	—
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	04/27/20	1,508	1,805	0.1
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	06/26/19	27	33	—
Segretariato Generale Della Presidenza Della Repubblica, 3.45%, 03/01/48	06/28/19	24	29	—
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	04/27/20	571	724	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/50	09/30/20	257	251	—
Segretariato Generale Della Presidenza Della Repubblica, 2.80%, 03/01/67	04/27/20	113	141	—
Siemens Healthineers AG	06/18/21	97	100	—
Sinch AB (publ)	06/18/21	51	52	—
Temasek Financial (I) Limited, 3.63%, 08/01/28	07/09/20	1,163	1,128	0.1
The State of Qatar, 3.40%, 04/16/25	06/25/20	1,263	1,284	0.1
The United Arab Emirates, Government of, 2.50%, 10/11/22	06/25/20	668	673	0.1
TUI AG - Class N	04/27/20	16	24	—
WH Group Limited	04/27/20	53	49	—
Worldline	09/18/20	105	122	—
Wuxi Biologics Cayman Inc	04/27/20	988	2,546	0.2
X5 Retail Group N.V.	04/27/20	861	914	0.1
Zalando SE	04/27/20	65	118	—
		67,446	74,408	5.1

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	42	December 2023	EUR	10,529	3	3
AUD/USD Spot Rate	190	September 2021		14,722	(36)	(476)
Australia 10 Year Bond	223	September 2021	AUD	31,489	19	(4)
Australia 90 Day Bank Accepted Bills	14	September 2022	AUD	13,971	1	(14)
Australia 90 Day Bank Accepted Bills	14	December 2022	AUD	13,957	1	(19)
CAD/USD Spot Rate	457	September 2021		37,823	(34)	(980)
Canada 10 Year Bond	195	September 2021	CAD	28,062	47	258
Canada 5 Year Bond	1	September 2021	CAD	125	—	—
EUR/USD Spot Rate	977	September 2021		149,052	(672)	(4,150)
Euro Bund	300	September 2021	EUR	51,470	192	377
Euro Buxl 30 Year Bond	2	September 2021	EUR	399	4	9
Euro OAT	26	September 2021	EUR	4,120	14	18
Euro Schatz	23	September 2021	EUR	2,580	—	—
Euro STOXX 50 Price Index	787	September 2021	EUR	32,337	(392)	(492)
GBP/USD Spot Rate	347	September 2021		30,751	(104)	(811)
Italy Government BTP Bond	4	September 2021	EUR	602	3	5
JPY/USD Spot Rate	732	September 2021		83,655	(444)	(1,241)
Long Gilt	103	September 2021	GBP	13,078	20	162
MSCI EAFE Index	9	September 2021		1,061	(8)	(24)
S&P/TSX 60 Index	56	September 2021	CAD	13,449	(12)	18
TOPIX Index	80	September 2021	JPY	1,564,961	(25)	(97)
United States Long Bond	209	September 2021		33,592	(31)	5
					(1,454)	(7,453)
Short Contracts
Australia 3 Year Bond	(20)	September 2021	AUD	(2,338)	—	6
Euro BOBL	(26)	September 2021	EUR	(3,486)	(5)	(3)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/JPMorgan Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Japan 10 Year Bond	(2)	September 2021	JPY	(30,322)	—	—
MSCI EAFE Index	(448)	September 2021		(52,862)	399	1,251
MSCI Emerging Markets Index	(2,045)	September 2021		(139,834)	1,002	283
S&P 500 Index	(45)	September 2021		(9,516)	(15)	(134)
United States 10 Year Note	(21)	September 2021		(2,778)	(6)	(5)
United States 10 Year Ultra Bond	(13)	September 2021		(1,885)	(6)	(29)
United States 2 Year Note	(16)	October 2021		(3,531)	—	5
United States 5 Year Note	(69)	October 2021		(8,537)	(4)	21
					1,365	1,395

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BNP	07/06/21	USD	3,201	2,399	(3)
CAD/USD	BCL	07/06/21	USD	3,342	2,695	(4)
CAD/USD	SSB	07/06/21	USD	189	152	(4)
CAD/USD	BCL	07/19/21	USD	8,719	7,030	(123)
DKK/USD	BNP	07/06/21	USD	3,883	619	(2)
EUR/USD	BCL	07/06/21	USD	88	104	(3)
EUR/USD	GSC	07/06/21	USD	31,776	37,648	(143)
EUR/USD	MLP	07/06/21	USD	2,961	3,508	(108)
EUR/USD	BNP	08/04/21	USD	152	180	(2)
GBP/USD	BNP	07/06/21	USD	319	441	(10)
GBP/USD	MLP	07/06/21	USD	168	232	(6)
GBP/USD	SSB	07/06/21	USD	7,817	10,791	(46)
JPY/USD	GSC	07/06/21	USD	45,624	411	(4)
JPY/USD	MLP	07/06/21	USD	3,577,080	32,200	(163)
JPY/USD	TDB	07/06/21	USD	117,806	1,060	(19)
MXN/USD	SSB	07/06/21	USD	17,063	856	(5)
SEK/USD	BCL	07/06/21	USD	2,919	341	(2)
USD/AUD	BNP	07/06/21	AUD	(3,200)	(2,399)	73
USD/AUD	BNP	08/04/21	AUD	(3,201)	(2,400)	3
USD/CAD	SSB	07/06/21	CAD	(3,531)	(2,847)	66
USD/CAD	BNP	07/19/21	CAD	(11)	(9)	—
USD/CAD	MLP	07/19/21	CAD	(10,799)	(8,708)	185
USD/CAD	SSB	07/19/21	CAD	(8,959)	(7,224)	44
USD/CAD	BCL	08/04/21	CAD	(3,342)	(2,695)	4
USD/DKK	SSB	07/06/21	DKK	(3,883)	(619)	18
USD/DKK	BNP	08/04/21	DKK	(3,883)	(620)	2
USD/EUR	BCL	07/06/21	EUR	(151)	(178)	6
USD/EUR	BNP	07/06/21	EUR	(174)	(207)	6
USD/EUR	CGM	07/06/21	EUR	(33,166)	(39,295)	1,121
USD/EUR	CIT	07/06/21	EUR	(420)	(497)	13
USD/EUR	SSB	07/06/21	EUR	(915)	(1,083)	36
USD/EUR	GSC	08/04/21	EUR	(31,776)	(37,671)	142
USD/GBP	BCL	07/06/21	GBP	(8,082)	(11,158)	306
USD/GBP	SSB	07/06/21	GBP	(222)	(306)	2
USD/GBP	SSB	08/04/21	GBP	(7,817)	(10,792)	46
USD/JPY	BCL	07/06/21	JPY	(35,074)	(316)	4
USD/JPY	BNP	07/06/21	JPY	(3,705,436)	(33,355)	385
USD/JPY	MLP	08/04/21	JPY	(3,577,080)	(32,207)	163
USD/MXN	SSB	07/06/21	MXN	(17,063)	(856)	7
USD/MXN	SSB	08/04/21	MXN	(17,063)	(852)	5
USD/SEK	BNP	07/06/21	SEK	(2,919)	(341)	11
USD/SEK	BCL	08/04/21	SEK	(2,919)	(341)	2
					(96,309)	2,003

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks
United States of America	567,210	92	4	567,306
China	6,031	93,959	—	99,990
United Kingdom	659	42,045	—	42,704
France	—	36,514	—	36,514
Japan	—	34,593	—	34,593
South Korea	—	27,378	—	27,378
Netherlands	6,743	19,723	—	26,466
Germany	—	26,118	—	26,118
Taiwan	6,355	18,643	—	24,998
Switzerland	3,372	18,709	—	22,081
India	4,923	14,732	—	19,655
Denmark	—	15,310	—	15,310
Hong Kong	96	13,870	—	13,966
Sweden	438	11,272	—	11,710
Australia	—	11,128	—	11,128
Russian Federation	148	10,703	—	10,851
Spain	—	8,353	—	8,353
Canada	7,071	—	—	7,071
Mexico	7,026	11	—	7,037
Ireland	5,962	769	—	6,731
Finland	—	5,988	—	5,988
Italy	674	5,081	—	5,755
South Africa	—	5,718	—	5,718
Indonesia	—	5,286	—	5,286
Singapore	3,079	1,158	—	4,237
Thailand	—	3,475	—	3,475
Brazil	3,347	—	—	3,347
Belgium	—	3,307	—	3,307
Bermuda	2,550	—	—	2,550
Poland	—	1,964	—	1,964
Austria	—	1,280	—	1,280
Turkey	—	1,174	—	1,174
Argentina	861	—	—	861
Norway	—	712	—	712
Greece	—	590	—	590
Israel	—	395	—	395
New Zealand	—	281	—	281
Luxembourg	—	258	—	258
Portugal	—	175	—	175
Chile	—	47	—	47
Macau	—	20	—	20
United Arab Emirates	—	20	—	20
Corporate Bonds And Notes	—	183,435	—	183,435
Government And Agency Obligations	—	108,977	—	108,977
Preferred Stocks	7,552	—	—	7,552
Warrants	30	1,940	1,407	3,377
Non-U.S. Government Agency Asset-Backed Securities	—	783	—	783
Senior Floating Rate Instruments	—	—	7	7
Rights	—	—	—	—
Short Term Investments	66,718	8,907	—	75,625
	700,845	744,893	1,418	1,447,156
Liabilities - Securities
Common Stocks	(11,673)	—	—	(11,673)
	(11,673)	—	—	(11,673)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,421	—	—	2,421
Open Forward Foreign Currency Contracts	—	2,650	—	2,650
	2,421	2,650	—	5,071
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(8,479)	—	—	(8,479)
Open Forward Foreign Currency Contracts	—	(647)	—	(647)
	(8,479)	(647)	—	(9,126)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 97.4%
Information Technology 27.0%
Accenture Public Limited Company - Class A (a)	22	6,482
Advanced Micro Devices, Inc. (b)	36	3,430
Amphenol Corp. - Class A	9	613
Analog Devices, Inc. (a) (b)	24	4,065
Apple Inc. (a) (b)	247	33,884
Applied Materials Inc. (a) (b)	33	4,655
Booz Allen Hamilton Holding Corporation - Class A	9	728
Cisco Systems, Inc. (b)	34	1,814
Fiserv, Inc. (b)	2	249
FleetCor Technologies Inc. (b)	1	340
Fortinet, Inc. (b)	2	524
Intel Corporation (b)	32	1,803
Intuit Inc. (a) (b)	10	5,000
Lam Research Corp. (a) (b)	8	4,915
Leidos Holdings Inc. (a)	18	1,819
MasterCard Incorporated - Class A	22	8,052
Microchip Technology Incorporated (b)	7	1,107
Micron Technology, Inc. (b)	7	586
Microsoft Corporation (a) (b)	139	37,576
Motorola Solutions Inc.	1	328
NVIDIA Corporation (a) (b)	10	7,664
NXP Semiconductors N.V. (a)	14	2,876
Oracle Corporation	28	2,207
Paypal Holdings, Inc. (b)	17	4,876
Qualcomm Incorporated (b)	6	790
Salesforce.Com, Inc. (b)	13	3,245
Seagate Technology Holdings Public Limited Company (b)	27	2,380
Texas Instruments Incorporated (a) (b)	31	5,874
Visa Inc. - Class A (a)	31	7,292
Workday, Inc. - Class A (b)	5	1,123
		156,297
Health Care 12.7%
Abbott Laboratories	31	3,590
AbbVie Inc.	53	5,937
ABIOMED, Inc. (b)	1	215
Alexion Pharmaceuticals Inc. (b)	3	606
AmerisourceBergen Corp.	5	582
Anthem Inc. (a)	8	2,922
Becton, Dickinson and Company	7	1,631
Biogen Inc. (a) (b)	5	1,710
Boston Scientific Corporation (a) (b)	54	2,321
Bristol-Myers Squibb Company (a)	76	5,056
Centene Corporation (b)	14	992
Cigna Holding Company	14	3,419
Danaher Corporation	3	784
DexCom Inc. (b)	1	620
Eli Lilly & Co. (a)	22	5,071
Illumina, Inc. (a) (b)	3	1,564
Intuitive Surgical, Inc. (a) (b)	1	955
Johnson & Johnson (a)	35	5,699
Medtronic Public Limited Company (a)	39	4,834
Merck & Co., Inc. (a)	39	3,014
Organon & Co. (b)	5	142
Pfizer Inc.	27	1,078
Regeneron Pharmaceuticals, Inc. (a) (b)	3	1,575
Thermo Fisher Scientific Inc.	12	6,010
UnitedHealth Group Incorporated	19	7,453
Vertex Pharmaceuticals Incorporated (a) (b)	11	2,270
Waters Corp. (b)	1	368
Zimmer Biomet Holdings, Inc. (a)	17	2,727
		73,145
Consumer Discretionary 12.2%
Amazon.com Inc. (a) (b)	7	25,629
Aptiv PLC (b)	4	613
AutoZone Inc. (a) (b)	—	525
Best Buy Co. Inc. (a)	19	2,242
Carter's Inc. (b)	12	1,191
D.R. Horton, Inc.	2	195
Dollar Tree Inc. (b)	11	1,075
General Motors Company (b)	22	1,275
Hilton Worldwide Holdings Inc. (b)	12	1,415
Lennar Corporation - Class A (a)	25	2,526
Lowe`s Companies, Inc. (a)	29	5,597
Magna International Inc. (b)	14	1,293
NIKE, Inc. - Class B (a)	28	4,258
O'Reilly Automotive, Inc. (b)	5	2,859
Royal Caribbean Cruises Ltd.	3	288
Target Corporation	10	2,307
Tesla Inc. (b)	12	8,095
The Home Depot, Inc. (a)	17	5,288
TJX Cos. Inc. (a)	33	2,222
Yum! Brands, Inc.	16	1,799
		70,692
Communication Services 11.6%
Alphabet Inc. - Class A (a) (b)	6	14,597
Alphabet Inc. - Class C (b)	5	11,815
Altice USA, Inc. - Class A (b)	16	552
Booking Holdings Inc. (a) (b)	1	2,315
Charter Communications, Inc. - Class A (a) (b)	5	3,661
Comcast Corporation - Class A (a) (b)	93	5,316
Facebook, Inc. - Class A (a) (b)	37	12,963
Fox Corporation - Class A (b)	4	134
Lyft, Inc. - Class A (b)	13	784
Netflix, Inc. (b)	9	4,596
T-Mobile USA, Inc. (a) (b)	34	4,913
Verizon Communications Inc.	64	3,585
Walt Disney Co.	11	1,954
		67,185
Financials 11.4%
American International Group Inc.	19	915
Ameriprise Financial, Inc.	2	447
Bank of America Corp. (a)	74	3,061
Berkshire Hathaway Inc. - Class B (b)	33	9,227
Capital One Financial Corporation (a)	19	2,980
Chubb Limited	11	1,745
Citigroup Inc. (a)	59	4,180
Intercontinental Exchange, Inc.	23	2,713
KeyCorp (a)	13	260
Marsh & McLennan Companies, Inc.	5	763
Morgan Stanley (a)	45	4,152
Progressive Corp. (a)	30	2,959
Prudential Financial Inc.	9	925
Regions Financial Corporation	84	1,687
S&P Global Inc. (a)	12	5,031
State Street Corporation	29	2,353
SVB Financial Group (b)	2	1,026
T. Rowe Price Group, Inc. (b)	15	2,946
The Allstate Corporation	6	786
The Charles Schwab Corporation	8	559
The Goldman Sachs Group, Inc.	13	4,963
The Hartford Financial Services Group, Inc. (a)	24	1,499
The Travelers Companies, Inc.	4	576
Truist Financial Corporation	34	1,864
U.S. Bancorp	44	2,526
Voya Financial, Inc.	6	351
Wells Fargo & Company (a)	125	5,654
		66,148
Industrials 8.0%
Cintas Corp. (a) (b)	2	620
Deere & Company	14	4,934
Delta Air Lines, Inc. (a) (b)	15	636
Eaton Corporation Public Limited Company (a)	26	3,841
FedEx Corporation	12	3,661
General Dynamics Corporation (a)	5	965
Honeywell International Inc. (b)	11	2,489
Ingersoll Rand Inc. (b)	17	849
Johnson Controls International Public Limited Company	12	793
Masco Corporation (a)	30	1,743
Norfolk Southern Corporation (a)	12	3,120
Northrop Grumman Systems Corp. (a)	5	2,007
Otis Worldwide Corporation	15	1,211
Parker-Hannifin Corporation (a)	8	2,412

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Raytheon BBN Technologies Corp.	35	2,950
Southwest Airlines Co. (b)	19	1,011
Stanley Black & Decker, Inc. (a)	15	3,177
Trane Technologies Public Limited Company	22	3,983
Union Pacific Corporation	9	2,014
United Parcel Service Inc. - Class B	19	3,938
		46,354
Consumer Staples 5.1%
Altria Group, Inc. (a)	57	2,702
Constellation Brands, Inc. - Class A	8	1,794
Costco Wholesale Corporation (a) (b)	5	1,908
Dollar General Corporation	2	506
Estee Lauder Cos. Inc. - Class A	6	1,938
Kimberly-Clark Corporation (a)	16	2,141
Mondelez International, Inc. - Class A (a) (b)	53	3,295
Philip Morris International Inc. (a)	41	4,025
Procter & Gamble Co. (b)	49	6,566
The Coca-Cola Company (a)	76	4,136
The Kroger Co.	4	169
		29,180
Energy 2.8%
Cabot Oil & Gas Corp.	7	128
Cheniere Energy, Inc. (b)	9	813
Chevron Corporation (a)	30	3,122
ConocoPhillips	35	2,156
Diamondback Energy, Inc.	16	1,547
EOG Resources, Inc. (a)	18	1,517
Kinder Morgan, Inc.	34	616
Phillips 66	17	1,441
Pioneer Natural Resources Co.	16	2,593
The Williams Companies, Inc.	84	2,221
		16,154
Utilities 2.4%
CenterPoint Energy, Inc.	18	447
Duke Energy Corporation	31	3,083
Evergy, Inc.	24	1,477
NextEra Energy, Inc.	57	4,151
Public Service Enterprise Group Inc.	9	554
Sempra Energy	17	2,311
Xcel Energy Inc. (a) (b)	27	1,785
		13,808
Materials 2.4%
Air Products & Chemicals Inc.	2	705
Celanese Corp. - Class A	5	819
Crown Holdings Inc.	6	625
DuPont de Nemours, Inc.	24	1,847
Eastman Chemical Co. (a)	23	2,660
Freeport-McMoRan Inc. (b)	19	711
Linde Public Limited Company (a)	6	1,687
LyondellBasell Industries N.V. - Class A	4	418
PPG Industries, Inc.	19	3,243
Westrock Company, Inc.	16	874
		13,589
Real Estate 1.8%
Camden Property Trust	11	1,456
Equinix, Inc. (a)	3	2,467
Equity Lifestyle Properties, Inc.	6	474
Mid-America Apartment Communities, Inc.	7	1,152
ProLogis Inc. (a)	23	2,747
Public Storage	1	443
Sun Communities Inc.	3	538
UDR, Inc.	5	222
Ventas, Inc.	16	920
		10,419
Total Common Stocks (cost $407,677)		562,971
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	8,039	8,039
Total Short Term Investments (cost $8,039)		8,039
Total Investments 98.8% (cost $415,716)		571,010
Total Purchased Options 1.6% (cost $8,959)		9,012
Other Derivative Instruments (1.5)%		(8,533)
Other Assets and Liabilities, Net 1.1%		6,672
Total Net Assets 100.0%		578,161

(a)  All or a portion of the security is pledged or segregated as collateral.

(b)  Non-income producing security.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	59	September 2021	12,636	49	15

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Put	4,065.00	09/30/21	1,343	9,012

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Put	4,430.00	09/30/21	1,343	(6,484)
S&P 500 Index	Put	3,425.00	09/30/21	1,343	(2,098)
					(8,582)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	562,971	—	—	562,971
Short Term Investments	8,039	—	—	8,039
	571,010	—	—	571,010
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	15	—	—	15
Exchange Traded Purchased Options	9,012	—	—	9,012
	9,027	—	—	9,027
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(8,582)	—	—	(8,582)
	(8,582)	—	—	(8,582)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 98.3%
Information Technology 30.7%
Advanced Micro Devices, Inc. (a)	304	28,536
Affirm Holdings, Inc. - Class A (a) (b)	162	10,919
Avalara, Inc. (a)	134	21,762
Bill.Com Holdings Inc. (a)	105	19,142
Booz Allen Hamilton Holding Corporation - Class A	446	38,007
Cadence Design Systems Inc. (a)	335	45,821
Confluent, Inc. - Class A (a)	155	7,379
Coupa Software Incorporated (a)	99	26,040
Cree, Inc. (a)	208	20,330
CrowdStrike Holdings, Inc. - Class A (a)	219	54,936
DocuSign, Inc. (a)	162	45,262
Entegris, Inc. (a)	443	54,525
Five9 Inc. (a)	223	40,969
Global Payments Inc.	206	38,676
HubSpot Inc. (a)	110	64,099
Itron Inc. (a)	237	23,685
Keysight Technologies, Inc. (a)	278	42,988
Lam Research Corp. (a)	68	43,922
Littelfuse Inc. (a)	112	28,638
Marvell Technology, Inc.	470	27,444
Microchip Technology Incorporated (a)	289	43,320
MongoDB, Inc. - Class A (a)	95	34,272
Okta, Inc. - Class A (a)	150	36,702
RingCentral, Inc. - Class A (a)	123	35,654
Snowflake Inc. - Class A (a)	47	11,323
SolarEdge Technologies Ltd. (a)	157	43,307
Spotify Technology S.A. (a)	141	38,776
Synopsys Inc. (a)	156	43,008
Teradyne Inc. (a)	362	48,534
The Trade Desk, Inc. - Class A (a)	598	46,269
Trimble Inc. (a)	246	20,097
Uipath, Inc. - Class A (a)	140	9,524
Xilinx, Inc. (a)	164	23,735
Zebra Technologies Corp. - Class A (a)	107	56,391
Zscaler, Inc. (a)	158	34,051
		1,208,043
Health Care 19.9%
Acadia Healthcare Company, Inc. (a)	337	21,169
Agilent Technologies, Inc.	401	59,228
Agios Pharmaceuticals, Inc. (a)	469	25,836
Align Technology Inc. (a)	33	20,346
Alnylam Pharmaceuticals, Inc. (a)	211	35,735
Amedisys, Inc. (a)	100	24,591
Catalent Inc. (a)	256	27,646
Centene Corporation (a)	425	30,966
Cigna Holding Company	150	35,679
Cooper Cos. Inc.	83	32,692
DexCom Inc. (a)	178	76,006
Exact Sciences Corporation (a)	311	38,698
Exelixis, Inc. (a)	1,004	18,291
Horizon Therapeutics Public Limited Company (a)	481	45,032
Insulet Corporation (a)	127	34,808
Ionis Pharmaceuticals Inc. (a)	200	7,982
Jazz Pharmaceuticals Public Limited Company (a)	147	26,149
Maravai LifeSciences Holdings, Inc. - Class A (a)	675	28,183
McKesson Corporation	171	32,626
Mettler-Toledo International Inc. (a)	33	45,301
Neurocrine Biosciences, Inc. (a)	209	20,350
ResMed Inc.	102	25,170
Royalty Pharma PLC - Class A (a)	486	19,942
Seagen Inc. (a)	126	19,924
Teladoc Health, Inc. (a)	183	30,431
		782,781
Industrials 16.4%
ACV Auctions Inc. - Class A (a) (b)	299	7,664
AMETEK, Inc.	243	32,427
Copart Inc. (a)	390	51,414
CoStar Group, Inc. (a)	170	14,079
Delta Air Lines, Inc. (a)	943	40,803
Equifax Inc.	184	43,974
Fortune Brands Home & Security, Inc.	396	39,426
Frontier Group Holdings, Inc. (a) (b)	950	16,196
Generac Holdings Inc. (a)	187	77,594
HEICO Corp. - Class A	140	17,408
IHS Markit Ltd.	299	33,663
Ingersoll Rand Inc. (a)	732	35,731
ITT Industries Holdings, Inc.	330	30,243
Old Dominion Freight Line Inc. (a)	190	48,197
Quanta Services, Inc.	342	30,993
Stanley Black & Decker, Inc.	124	25,337
Trane Technologies Public Limited Company	361	66,419
Trex Company, Inc. (a)	316	32,339
		643,907
Consumer Discretionary 12.8%
Airbnb, Inc. - Class A (a)	66	10,076
Aramark	606	22,570
Bright Horizons Family Solutions Inc. (a)	164	24,141
Brunswick Corp.	215	21,378
Burlington Stores Inc. (a)	125	40,152
CarMax Inc. (a)	241	31,099
Chewy, Inc. - Class A (a)	247	19,664
Chipotle Mexican Grill Inc. (a)	20	31,007
Draftkings Inc. - Class A (a)	691	36,070
Garmin Ltd. (a)	184	26,672
Helen of Troy Ltd (a)	141	32,233
Las Vegas Sands Corp. (a)	516	27,172
Lululemon Athletica Inc. (a)	59	21,533
National Vision Holdings, Inc. (a)	417	21,316
O'Reilly Automotive, Inc. (a)	52	29,556
Royal Caribbean Cruises Ltd.	287	24,475
Tractor Supply Co. (a)	251	46,701
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	112	38,830
		504,645
Communication Services 8.9%
Booking Holdings Inc. (a)	9	18,818
Bumble Inc. - Class A (a)	312	17,998
Discovery, Inc. - Series C (a)	670	19,428
Lyft, Inc. - Class A (a)	600	36,318
Match Group Holdings II, LLC (a)	400	64,473
Pinterest, Inc. - Class A (a)	497	39,214
Roku Inc. - Class A (a)	203	93,090
Take-Two Interactive Software Inc. (a)	142	25,190
Zillow Group, Inc. - Class C (a)	298	36,397
		350,926
Financials 7.1%
Affiliated Managers Group, Inc.	117	18,089
Discover Financial Services	247	29,277
Evercore Inc. - Class A	176	24,733
First Republic Bank	169	31,557
MarketAxess Holdings Inc. (a)	53	24,663
MSCI Inc. - Class A	48	25,428
Progressive Corp.	198	19,465
Signature Bank	83	20,347
SVB Financial Group (a)	49	27,532
The Blackstone Group Inc. - Class A	285	27,734
The Charles Schwab Corporation	442	32,189
		281,014
Consumer Staples 1.1%
Constellation Brands, Inc. - Class A	120	28,020
Oatly Group AB (Publ) - ADR (a)	547	13,389
		41,409
Materials 0.8%
Freeport-McMoRan Inc. (a)	792	29,380
Energy 0.6%
EOG Resources, Inc.	272	22,679
Total Common Stocks (cost $2,707,927)		3,864,784
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	63,097	63,097

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	9,052	9,052
Total Short Term Investments (cost $72,149)		72,149
Total Investments 100.1% (cost $2,780,076)		3,936,933
Other Assets and Liabilities, Net (0.1)%		(4,028)
Total Net Assets 100.0%		3,932,905

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	3,864,784	—	—	3,864,784
Short Term Investments	72,149	—	—	72,149
	3,936,933	—	—	3,936,933

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 80.9%
Mortgage-Backed Securities 22.2%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	34	39
7.00%, 04/01/29 - 06/01/32	37	41
5.00%, 08/01/33 - 12/01/34	530	602
2.38%, (1 Year Treasury + 2.25%), 12/01/35 (a)	229	240
5.50%, 07/01/38	1,087	1,266
4.50%, 10/01/40	449	499
3.50%, 09/01/46 - 01/01/50	10,947	11,681
3.00%, 01/01/47 - 06/01/50	10,910	11,520
2.50%, 05/01/50 - 07/01/50	32,396	33,518
2.00%, 09/01/50	17,753	17,960
Federal National Mortgage Association, Inc.
4.00%, 02/01/25 - 03/01/48	21,996	24,152
3.18%, 09/01/25	4,903	5,075
3.03%, 12/01/25	20,185	21,842
2.94%, 01/01/26	22,411	24,233
3.10%, 01/01/26	7,500	8,162
6.50%, 03/01/26 - 03/01/36	100	118
7.00%, 05/01/26 - 01/01/30	8	10
3.26%, 12/01/26	1,842	2,031
3.11%, 03/01/27	2,833	3,108
3.33%, 03/01/27	2,383	2,628
3.04%, 06/01/27 (a)	3,185	3,487
3.13%, 11/01/29	2,125	2,355
8.00%, 11/01/29 - 03/01/31	24	28
6.00%, 02/01/31 - 12/01/36	2,587	3,050
7.50%, 02/01/31	3	3
3.96%, 06/01/33	10,901	13,340
2.52%, 09/01/34	7,040	7,623
2.41%, 10/01/34	10,650	11,407
5.50%, 02/01/35 - 10/01/36	1,401	1,616
1.78%, 05/01/35	15,000	15,125
5.00%, 09/01/35 - 11/01/40	6,994	7,963
2.04%, 06/01/37	5,436	5,457
3.50%, 06/01/42 - 10/01/49	30,608	33,063
3.00%, 03/01/43 - 02/01/50	6,592	6,967
2.50%, 05/01/50 - 10/01/50	58,940	61,056
2.00%, 10/01/50	14,774	14,945
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	489	570
2.50%, 09/15/49 - 01/20/50	18,791	19,627
3.00%, 04/15/50	18,028	18,960
		395,367
Collateralized Mortgage Obligations 21.0%
Federal Home Loan Mortgage Corporation
Series 30-264, 3.00%, 07/15/42	8,757	9,209
Series PV-3860, REMIC, 5.00%, 05/15/22	1,139	1,154
Series ZA-2639, REMIC, 5.00%, 07/15/23	689	714
Series D-3542, REMIC, 4.50%, 06/15/24	2,430	2,532
Series BY-3104, REMIC, 5.50%, 01/15/26	1,089	1,166
Series VN-4445, REMIC, 4.00%, 05/15/26	1,012	1,049
Series KW-3874, REMIC, 4.50%, 06/15/26	2,368	2,503
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,610
Series GT-3270, REMIC, 5.50%, 01/15/27	1,702	1,825
Series VE-4050, REMIC, 4.00%, 01/15/29	3,854	3,905
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,394
Series DG-3737, REMIC, 5.00%, 10/15/30	675	718
Series PA-3981, REMIC, 3.00%, 04/15/31	2,480	2,565
Series AM-2525, REMIC, 4.50%, 04/15/32	107	116
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,698
Series MJ-2638, REMIC, 5.00%, 07/15/33	613	685
Series QD-2882, REMIC, 4.50%, 07/15/34	149	156
Series MU-2915, REMIC, 5.00%, 01/15/35	886	990
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,266	2,676
Series CB-3688, REMIC, 4.00%, 06/15/36	854	930
Series PB-3283, REMIC, 5.50%, 07/15/36	744	849
Series B-3413, REMIC, 5.50%, 04/15/37	199	222
Series PE-3341, REMIC, 6.00%, 07/15/37	497	577
Series HZ-4365, REMIC, 3.00%, 01/15/40	4,949	5,188
Series QH-3699, REMIC, 5.50%, 07/15/40	1,196	1,335
Series PB-4047, REMIC, 3.50%, 01/15/41	6,336	6,588
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,668
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	5,332
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	4,079
Series KR-4945, REMIC, 2.50%, 09/25/49	8,144	8,491
Series MD-4937, REMIC, 2.50%, 10/25/49	7,275	7,578
Series PA-4933, REMIC, 2.50%, 10/25/49	9,062	9,308
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	10,212	10,734
Federal National Mortgage Association, Inc.
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	328	339
Series 2017-A-T1, REMIC, 2.90%, 06/25/27	8,236	8,949
Series 2020-BG-33, REMIC, 2.00%, 05/25/30	14,357	14,701
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	10,711
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,977
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	79	82
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	8,498
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	3,192	3,494
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,286
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	4,056
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,588
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	10,610
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	11,415
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	5,372
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	173	194
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	12,914	13,433
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	1,435	1,623
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	481	441
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	6,129
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	250	264
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	5,402
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	1,652	1,851
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	76	80
Series 2010-SL-4, REMIC, 11.38%, (11.59% - (1 Month USD LIBOR * 2.25)), 02/25/40 (a)	25	36
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	1,425	1,515
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,672
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	1,978	2,364
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	1,116	1,158
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	626	719
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,859
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	5,413	5,744
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	1,392	1,526
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	4,019	4,252
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	14,707
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	8,042	8,348
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	5,176	5,467
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	3,891	4,038
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	16,785	17,668
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	6,413	6,685
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	280	322
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	16,614	17,054
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	463	481
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	549	622
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	504	574
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	742	852
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	960	1,106
Interest Only, Series 2008-SA-40, REMIC, 6.33%, (6.40% - (1 Month USD LIBOR * 1)), 05/16/38 (a)	1,089	197
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	1,061	1,085
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	1,814	2,016
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	16,746	19,182
Interest Only, Series 2011-SH-97, REMIC, 6.04%, (6.13% - (1 Month USD LIBOR * 1)), 07/20/41 (a)	1,959	392
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	13,739
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,393
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,714	4,039
Series 2013-FA-H16, REMIC, 0.65%, (1 Month USD LIBOR + 0.54%), 07/20/63 (a)	7,375	7,437
		373,288

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
U.S. Treasury Note 19.2%
Treasury, United States Department of
2.00%, 11/30/22	28,000	28,726
2.63%, 02/28/23 - 02/15/29	60,000	64,299
1.13%, 02/28/25 - 02/28/27	140,000	141,816
0.63%, 03/31/27	50,000	48,914
2.25%, 08/15/27	40,000	42,775
0.38%, 09/30/27	15,000	14,334
		340,864
Commercial Mortgage-Backed Securities 6.1%
Federal Home Loan Mortgage Corporation
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	8,710
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	8,761
Series A2-K067, REMIC, 3.19%, 07/25/27	6,557	7,277
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	5,568
Series A2-K069, REMIC, 3.19%, 09/25/27 (a)	4,000	4,451
Series A1-K087, REMIC, 3.59%, 10/25/27	3,592	3,931
Series APT2-Q013, REMIC, 1.29%, 05/25/50 (a)	6,620	6,717
Federal National Mortgage Association, Inc.
Series 2015-A2-M13, REMIC, 2.80%, 06/25/25 (a)	4,929	5,252
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (a)	13,544	14,542
Series 2017-A2-M13, REMIC, 3.02%, 09/25/27 (a)	2,438	2,670
Series 2019-A2-M1, REMIC, 3.67%, 09/25/28 (a)	4,000	4,582
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	9,808
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,986	10,166
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	14,861	16,282
		108,717
U.S. Treasury Bond 5.9%
Treasury, United States Department of
5.38%, 02/15/31	23,000	31,244
3.00%, 05/15/45 - 02/15/48	37,500	44,329
2.25%, 08/15/49	5,000	5,178
2.00%, 02/15/50	25,000	24,555
		105,306
U.S. Treasury Inflation Indexed Securities 3.0%
Treasury, United States Department of
1.38%, 02/15/44 (b)	38,100	52,477
U.S. Government Agency Obligations 2.9%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (c)	7,500	8,862
Federal Home Loan Banks Office of Finance
5.75%, 06/12/26 (c)	5,000	6,174
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (c) (d)	4,000	3,668
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 (c) (d)	20,660	17,997
Tennessee Valley Authority
Interest Only, 0.00%, 07/15/21 - 07/15/37 (c) (d)	13,119	11,194
0.75%, 05/15/25 (c)	4,500	4,501
		52,396
Sovereign 0.6%
Israel, Government of
Interest Only, 0.00%, 11/01/21 (d)	10,000	9,994
Total Government And Agency Obligations (cost $1,389,529)		1,438,409
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.3%
Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 0.51%, (1 Month USD LIBOR + 0.42%), 07/20/46 (a) (e)	234	184
Series 2006-1A1A-OA17, REMIC, 0.29%, (1 Month USD LIBOR + 0.20%), 12/20/46 (a) (e)	400	341
American Homes 4 Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24	4,419	4,668
AMSR 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.36%, 09/17/25	7,389	7,350
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	5,173
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26	2,011	1,993
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	4,772	4,850
Citigroup Commercial Mortgage Trust
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	9,256
COMM Mortgage Trust
Interest Only, Series 2012-XA-CR2, REMIC, 1.78%, 08/15/45 (a)	13,256	128
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	183	192
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	9,583
CWABS, Inc.
Series 2004-A-I, 0.36%, (1 Month USD LIBOR + 0.29%), 02/15/34 (a)	24	24
DT Auto Owner Trust 2020-2
Series 2020-A-2A, 1.14%, 01/15/24	1,776	1,782
Eleven Madison Trust Mortgage Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/11/25 (a)	2,989	3,261
Exeter Automobile Receivables Trust 2020-2
Series 2020-A-2A, 1.13%, 08/15/23	575	576
FirstKey Homes 2020-SFR1 Trust
Series 2020-A-SFR1, 1.34%, 08/19/37	6,477	6,469
FirstKey Homes 2020-SFR2 Trust
Series 2020-A-SFR2, REMIC, 1.27%, 11/17/25	8,621	8,574
GM Financial Consumer Automobile Receivables Trust
Series 2019-A3-1, 2.97%, 07/16/22	1,797	1,816
GS Mortgage Securities Trust
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	11,567
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	10,739
Home Equity Mortgage Loan Asset-Backed Trust
Series 2006-A-A, REMIC, 0.35%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (e)	635	22
Honda Auto Receivables 2020-2 Owner Trust
Series 2020-A2-2, 0.74%, 11/15/21	1,351	1,352
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 2.02%, 02/25/34 (a)	218	208
Morgan Stanley Mortgage Capital Holdings LLC
Series 2004-4A2-8AR, REMIC, 2.51%, 10/25/34 (a)	91	91
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	1,519	1,484
Progress Residential 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.29%, 10/17/25	12,990	12,900
SACO I Trust
Series 2006-A-6, REMIC, 0.35%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (e)	29	27
Structured Asset Mortgage Investments II Trust
Series 2006-A1A-AR7, REMIC, 0.51%, (1 Month USD LIBOR + 0.21%), 08/25/36 (a) (e)	451	429
Tricon American Homes 2020-SFR1
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,689	11,692
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	588	693
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22	4,560	4,574
Wells Fargo Commercial Mortgage Trust
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	6,495
Worldwide Plaza Trust
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	2,139	2,338
Total Non-U.S. Government Agency Asset-Backed Securities (cost $128,539)		130,831
CORPORATE BONDS AND NOTES 5.9%
Financials 2.3%
Banco Santander, S.A.
2.75%, 05/28/25 (f)	2,600	2,734
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Bank of America Corporation
3.55%, 03/05/24	5,000	5,252
BNP Paribas
1.32%, 01/13/27 (g)	6,470	6,390
Credit Suisse (USA), Inc.
3.00%, 10/29/21	894	902
Morgan Stanley
2.70%, 01/22/31	4,300	4,502
Protective Life Global Funding
1.17%, 07/15/25 (g)	7,790	7,783
State Street Corporation
3.15%, 03/30/31	2,000	2,192
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	840	866
2.91%, 06/05/23	1,350	1,380
Wells Fargo & Company
2.16%, 02/11/26	8,200	8,508
		40,509
Communication Services 1.3%
AT&T Inc.
1.65%, 02/01/28	7,515	7,457
The Walt Disney Company
2.00%, 09/01/29	3,900	3,942
T-Mobile USA, Inc.
3.88%, 04/15/30	10,000	11,170
		22,569
Health Care 0.8%
AbbVie Inc.
3.45%, 03/15/22	991	1,008
3.20%, 11/21/29	5,000	5,430
MultiCare Health System
2.80%, 08/15/50	1,250	1,233
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	5,000	4,957
Zoetis Inc.
2.00%, 05/15/30	2,200	2,186
		14,814
Consumer Staples 0.6%
Archer-Daniels-Midland Company
3.25%, 03/27/30 (h)	2,625	2,907
Cargill, Incorporated
2.13%, 04/23/30 (g)	2,480	2,513
Kimberly-Clark Corporation
2.40%, 03/01/22	700	710
PepsiCo, Inc.
3.00%, 08/25/21	782	785
The Kroger Co.
1.70%, 01/15/31 (h)	5,000	4,787
		11,702
Industrials 0.2%
ABB Finance (USA) Inc.
2.88%, 05/08/22	571	584
Lockheed Martin Corporation
3.35%, 09/15/21	547	550
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (g)	2,898	2,934
		4,068
Consumer Discretionary 0.2%
Hyundai Capital America
1.80%, 01/10/28 (g)	3,875	3,830
Energy 0.2%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,122
Magellan Midstream Partners, L.P.
3.20%, 03/15/25	1,072	1,135
Phillips 66
4.30%, 04/01/22	912	938
		3,195
Real Estate 0.2%
Boston Properties Limited Partnership
2.75%, 10/01/26	2,580	2,755
Healthpeak Properties, Inc.
3.40%, 02/01/25	93	100
		2,855
Utilities 0.1%
Duke Energy Florida, LLC
3.10%, 08/15/21	1,203	1,206
Virginia Electric and Power Company
2.95%, 01/15/22	870	877
		2,083
Total Corporate Bonds And Notes (cost $103,162)		105,625
SHORT TERM INVESTMENTS 6.1%
Investment Companies 5.8%
JNL Government Money Market Fund - Institutional Class, 0.01% (i) (j)	102,153	102,153
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (i) (j)	5,629	5,629
Total Short Term Investments (cost $107,782)		107,782
Total Investments 100.2% (cost $1,729,012)		1,782,647
Other Assets and Liabilities, Net (0.2)%		(4,345)
Total Net Assets 100.0%		1,778,302

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  Treasury inflation indexed note, par amount is adjusted for inflation.

(c)  The security is a direct debt of the agency and not collateralized by mortgages.

(d)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(f)  Convertible security.

(g)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $23,450 and 1.3% of the Fund.

(h)  All or a portion of the security was on loan as of June 30, 2021.

(i)  Investment in affiliate.

(j)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,438,409	—	1,438,409
Non-U.S. Government Agency Asset-Backed Securities	—	130,831	—	130,831
Corporate Bonds And Notes	—	105,625	—	105,625
Short Term Investments	107,782	—	—	107,782
	107,782	1,674,865	—	1,782,647

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Value Fund
COMMON STOCKS 99.5%
Financials 28.5%
American Express Co. (a)	90	14,901
Bank of America Corp.	663	27,350
Berkshire Hathaway Inc. - Class B (a)	88	24,331
BlackRock, Inc.	37	32,709
Capital One Financial Corporation	101	15,550
Chubb Limited	70	11,177
Citigroup Inc.	395	27,973
Citizens Financial Group Inc.	132	6,061
Loews Corp.	100	5,441
M&T Bank Corporation	52	7,551
Marsh & McLennan Companies, Inc.	38	5,324
MetLife, Inc.	161	9,611
Morgan Stanley	271	24,874
Prudential Financial Inc.	45	4,605
S&P Global Inc.	22	9,012
T. Rowe Price Group, Inc. (a)	90	17,777
The Charles Schwab Corporation	204	14,859
The Goldman Sachs Group, Inc.	46	17,298
The Hartford Financial Services Group, Inc.	186	11,513
The PNC Financial Services Group, Inc.	94	17,927
Truist Financial Corporation	358	19,845
U.S. Bancorp	173	9,834
Wayne Services Legacy Inc. (a) (b)	1	—
Wells Fargo & Company	720	32,596
		368,119
Health Care 14.6%
AbbVie Inc.	105	11,874
Amgen Inc. (a)	30	7,382
Anthem Inc.	16	6,191
Becton, Dickinson and Company	55	13,458
Biogen Inc. (a)	8	2,830
Bristol-Myers Squibb Company	387	25,852
Cigna Holding Company	66	15,627
Eli Lilly & Co.	66	15,203
Humana Inc.	10	4,473
Johnson & Johnson	111	18,207
Medtronic Public Limited Company	189	23,465
Merck & Co., Inc.	62	4,784
Organon & Co. (a)	6	186
Pfizer Inc.	168	6,584
UnitedHealth Group Incorporated	61	24,495
Vertex Pharmaceuticals Incorporated (a)	35	7,105
		187,716
Industrials 13.5%
CSX Corp. (a)	413	13,232
Dover Corporation	129	19,474
Eaton Corporation Public Limited Company	104	15,349
General Dynamics Corporation	78	14,592
Honeywell International Inc. (a)	16	3,589
Northrop Grumman Systems Corp.	39	14,183
Parker-Hannifin Corporation	69	21,286
Raytheon BBN Technologies Corp.	241	20,554
Republic Services Inc.	88	9,720
Southwest Airlines Co. (a)	197	10,441
Stanley Black & Decker, Inc.	49	10,044
Trane Technologies Public Limited Company	63	11,538
United Parcel Service Inc. - Class B	50	10,467
		174,469
Information Technology 8.9%
Analog Devices, Inc. (a)	136	23,481
Apple Inc. (a)	46	6,304
Fidelity National Information Services, Inc.	64	9,057
International Business Machines Corporation	61	8,969
Lam Research Corp. (a)	8	5,485
Microsoft Corporation (a)	85	22,943
NXP Semiconductors N.V.	70	14,454
Texas Instruments Incorporated (a)	125	24,069
		114,762
Consumer Discretionary 8.4%
AutoZone Inc. (a)	8	12,233
Gap Inc.	195	6,549
Las Vegas Sands Corp. (a)	178	9,390
Lowe`s Companies, Inc.	63	12,294
McDonald's Corporation	50	11,498
Newell Brands Inc.	204	5,613
NIKE, Inc. - Class B	100	15,420
O'Reilly Automotive, Inc. (a)	10	5,703
The Home Depot, Inc.	49	15,711
TJX Cos. Inc.	216	14,546
		108,957
Communication Services 6.0%
Alphabet Inc. - Class C (a)	9	22,833
Booking Holdings Inc. (a)	4	9,385
Comcast Corporation - Class A (a)	446	25,446
Verizon Communications Inc.	173	9,714
Walt Disney Co.	53	9,338
		76,716
Energy 5.4%
Chevron Corporation	170	17,834
ConocoPhillips	443	26,997
EOG Resources, Inc.	234	19,517
Valero Energy Corporation	74	5,769
		70,117
Consumer Staples 5.3%
Colgate-Palmolive Co.	149	12,080
Dollar General Corporation	46	9,917
Mondelez International, Inc. - Class A (a)	173	10,803
PepsiCo, Inc. (a)	43	6,383
Philip Morris International Inc.	184	18,229
Walmart Inc.	82	11,494
		68,906
Materials 4.7%
Air Products & Chemicals Inc.	56	16,015
Axalta Coating Systems Ltd. (a)	639	19,494
Ball Corp.	49	4,003
DuPont de Nemours, Inc.	132	10,242
Vulcan Materials Co.	60	10,421
		60,175
Utilities 3.0%
CMS Energy Corp.	228	13,464
Entergy Corporation	44	4,406
NextEra Energy, Inc.	140	10,282
Public Service Enterprise Group Inc.	70	4,193
Xcel Energy Inc. (a)	104	6,853
		39,198
Real Estate 1.2%
AvalonBay Communities Inc.	22	4,542
Ventas, Inc.	115	6,545
Vornado Realty Trust	80	3,736
		14,823
Total Common Stocks (cost $936,274)		1,283,958
OTHER EQUITY INTERESTS 0.0%
Texas Competitive Electric Holdings Company LLC (a) (c) (d) (e)	11,682	23
Tribune Media Company (a) (b) (c) (d)	68	—
Walter Energy Inc. (a) (b) (c) (d) (f)	1,503	—
Total Other Equity Interests (cost $0)		23
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.01% (g) (h)	6,630	6,630
Total Short Term Investments (cost $6,630)		6,630
Total Investments 100.0% (cost $942,904)		1,290,611
Other Assets and Liabilities, Net (0.0)%		(511)
Total Net Assets 100.0%		1,290,100

(a)  Non-income producing security.

(b)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c)  Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $23 and 0.0% of the Fund.

(f)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g)  Investment in affiliate.

(h)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/JPMorgan U.S. Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Value Fund
Assets - Securities
Common Stocks	1,283,958	—	—	1,283,958
Other Equity Interests	—	23	—	23
Short Term Investments	6,630	—	—	6,630
	1,290,588	23	—	1,290,611

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 94.4%
United Kingdom 18.4%
Allfunds Group Limited (a)	148	2,591
AON Public Limited Company - Class A	54	12,966
Coca-Cola European Partners PLC (a)	214	12,604
Compass Group PLC (a)	223	4,695
Informa Switzerland Limited (a)	1,126	7,802
InterContinental Hotels Group PLC (a)	53	3,559
ITV Plc (a)	2,081	3,613
Linde Public Limited Company (a)	17	4,832
Relx PLC	583	15,479
Rio Tinto Plc	162	13,356
Tesco PLC	856	2,640
		84,137
Japan 13.3%
Daikin Industries Ltd.	51	9,441
Digital Garage Inc.	111	5,003
Fanuc Ltd.	24	5,763
Kobe Bussan Co., Ltd.	74	2,318
Makita Corp.	230	10,831
NEXON Co.,Ltd.	220	4,893
Nintendo Co. Ltd.	11	6,438
Shimano Inc.	30	7,037
Suzuki Motor Corp.	132	5,586
Yamaha Corp.	66	3,603
		60,913
France 10.8%
Alstom	59	2,982
Engie	705	9,673
Eurazeo SA	49	4,274
Pernod-Ricard SA	41	9,096
Sanofi SA	123	12,882
Vivendi SA (b)	310	10,399
		49,306
Canada 9.9%
CAE Inc. (a)	458	14,088
Cogeco Communications	41	4,022
National Bank of Canada	142	10,646
Suncor Energy Inc.	329	7,867
Toromont Industries Ltd.	102	8,866
		45,489
Ireland 7.3%
Accenture Public Limited Company - Class A	28	8,219
CRH Plc (a)	180	9,072
Medtronic Public Limited Company	87	10,827
Ryanair Holdings Plc - ADR (a)	51	5,488
		33,606
Hong Kong 5.9%
AIA Group Limited	1,157	14,411
ESR Cayman Limited (a) (c)	2,040	6,899
Sands China Ltd. (a)	1,390	5,859
		27,169
Germany 5.2%
Continental AG (a)	32	4,779
Hensoldt AG	234	4,226
Infineon Technologies AG - Class N	123	4,965
Knorr - Bremse Aktiengesellschaft (c)	41	4,763
Vonovia SE	75	4,850
		23,583
Switzerland 5.1%
ABB Ltd. - Class N	344	11,676
Julius Bar Gruppe AG - Class N	118	7,727
Swatch Group AG	11	3,790
		23,193
Spain 5.0%
Bankinter SA	860	4,327
Industria de Diseno Textil, S.A.	271	9,535
Línea Directa Aseguradora S.A. Compañía De Seguros Y Reaseguros,S.A. (a)	860	1,806
Siemens Gamesa Renewable Energy, S.A.	218	7,281
		22,949
Denmark 3.6%
Carlsberg A/S - Class B	56	10,441
Genmab A/S (a)	14	5,797
		16,238
Italy 2.8%
Enel SpA	980	9,110
Technogym S.p.A. (c)	295	3,770
		12,880
Israel 2.1%
Bank Leumi Le-Israel BM	364	2,761
Israel Discount Bank Ltd.	1,436	6,832
		9,593
Finland 1.9%
Sampo Oyj - Class A	184	8,465
Netherlands 1.2%
Akzo Nobel N.V.	44	5,483
Sweden 1.1%
Hexagon Aktiebolag - Class B	334	4,948
Portugal 0.8%
Energias de Portugal SA	716	3,800
Total Common Stocks (cost $344,190)		431,752
PREFERRED STOCKS 3.4%
Germany 3.4%
Volkswagen AG (d)	62	15,628
Total Preferred Stocks (cost $10,657)		15,628
SHORT TERM INVESTMENTS 4.4%
Securities Lending Collateral 2.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (e) (f)	10,766	10,766
Investment Companies 2.0%
JNL Government Money Market Fund - Institutional Class, 0.01% (e) (f)	9,298	9,298
Total Short Term Investments (cost $20,064)		20,064
Total Investments 102.2% (cost $374,911)		467,444
Other Assets and Liabilities, Net (2.2)%		(10,036)
Total Net Assets 100.0%		457,408

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Convertible security.

(e)  Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/Lazard International Strategic Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ESR Cayman Limited	10/28/19	5,292	6,899	1.5
Knorr - Bremse Aktiengesellschaft	12/18/19	4,612	4,763	1.1
Technogym S.p.A.	03/31/20	2,280	3,770	0.8
		12,184	15,432	3.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	82,989	348,763	—	431,752
Preferred Stocks	15,628	—	—	15,628
Short Term Investments	20,064	—	—	20,064
	118,681	348,763	—	467,444

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 95.7%
United States of America 52.2%
Alnylam Pharmaceuticals, Inc. (a)	137	23,162
Alphabet Inc. - Class A (a)	21	50,335
Amazon.com Inc. (a)	20	67,317
Autodesk, Inc. (a)	54	15,698
Colgate-Palmolive Co.	143	11,666
Deere & Company	92	32,425
Expeditors International of Washington Inc. (a)	78	9,835
Facebook, Inc. - Class A (a)	154	53,551
Microsoft Corporation (a)	132	35,902
Oracle Corporation	496	38,580
Qualcomm Incorporated (a)	126	18,045
Salesforce.Com, Inc. (a)	121	29,663
Schlumberger Ltd.	367	11,747
SEI Investments Co. (a)	151	9,358
The Boeing Company (a)	183	43,740
Under Armour Inc. - Class A (a)	783	16,561
Vertex Pharmaceuticals Incorporated (a)	19	3,842
Visa Inc. - Class A	164	38,397
Yum! Brands, Inc.	61	7,057
		516,881
China 12.6%
Alibaba Group Holding Limited - ADR (a)	164	37,114
Baidu.com - Class A - ADR (a)	106	21,610
Tencent Holdings Limited	412	31,054
Trip.com Group Limited - ADR (a)	474	16,804
Yum China Holdings, Inc.	280	18,567
		125,149
Switzerland 8.2%
CRISPR Therapeutics AG (a)	143	23,104
Nestle SA - Class N	128	15,934
Novartis AG - Class N	463	42,170
		81,208
Netherlands 6.3%
Adyen B.V. (a) (b)	16	39,547
Core Laboratories N.V.	27	1,054
NXP Semiconductors N.V.	108	22,204
		62,805
Argentina 5.9%
MercadoLibre S.R.L (a)	38	58,920
United Kingdom 4.2%
Experian PLC	542	20,881
Reckitt Benckiser Group PLC	89	7,901
Unilever PLC (a)	227	13,282
		42,064
Japan 2.2%
Fanuc Ltd.	89	21,389
Brazil 1.9%
American Beverage Co Ambev - ADR	5,361	18,440
Denmark 1.0%
Novo Nordisk A/S - Class B	117	9,837
France 0.8%
Sodexo SA (a)	85	7,917
Hong Kong 0.4%
Budweiser Brewing Company APAC Limited (b)	1,161	3,657
Total Common Stocks (cost $647,313)		948,267
PREFERRED STOCKS 3.3%
Switzerland 3.3%
Roche Holding AG	88	33,239
Total Preferred Stocks (cost $26,210)		33,239
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	8,775	8,775
Total Short Term Investments (cost $8,775)		8,775
Total Investments 99.9% (cost $682,298)		990,281
Other Assets and Liabilities, Net 0.1%		546
Total Net Assets 100.0%		990,827

(a)  Non-income producing security.

(b)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/Loomis Sayles Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	08/15/18	16,443	39,547	4.0
Budweiser Brewing Company APAC Limited	09/24/19	3,450	3,657	0.4
		19,893	43,204	4.4

JNL/Loomis Sayles Global Growth Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	MSC	07/02/21	HKD	(2,274)	(293)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	734,698	213,569	—	948,267
Preferred Stocks	33,239	—	—	33,239
Short Term Investments	8,775	—	—	8,775
	776,712	213,569	—	990,281
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 45.4%
Financials 16.1%
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	608	652
4.88%, 01/16/24	608	662
2.88%, 08/14/24	150	157
3.50%, 01/15/25	600	636
AIB Group Public Limited Company
4.75%, 10/12/23 (a)	2,258	2,452
4.26%, 04/10/25 (a)	3,784	4,085
Akbank T.A.S
5.00%, 10/24/22 (a)	200	205
Ally Financial Inc.
1.45%, 10/02/23	72	73
3.88%, 05/21/24	386	416
5.13%, 09/30/24	1,050	1,184
5.75%, 11/20/25	2,384	2,734
Australia and New Zealand Banking Group Limited
4.50%, 03/19/24 (a) (b)	250	273
4.40%, 05/19/26 (a) (b)	1,277	1,437
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	1,208	1,367
1.95%, 01/30/26 (a)	160	160
Avolon Holdings Funding Limited
3.63%, 05/01/22 (a)	830	849
5.13%, 10/01/23 (a)	259	280
5.50%, 01/15/26 (a)	1,000	1,134
2.13%, 02/21/26 (a)	135	134
4.25%, 04/15/26 (a)	119	129
B.A.T. International Finance P.L.C.
3.95%, 06/15/25 (a)	500	546
Bank of America Corporation
0.52%, 06/14/24	984	984
3.09%, 10/01/25	76	81
3.37%, 01/23/26	367	396
1.32%, 06/19/26	369	370
1.20%, 10/24/26	916	909
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (a)	2,403	2,603
BankUnited, Inc.
4.88%, 11/17/25	388	442
Barclays PLC
4.61%, 02/15/23 (b)	2,134	2,188
4.38%, 09/11/24	200	218
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	1,475	1,581
4.25%, 12/15/25 (a)	1,100	1,226
BBVA Bancomer, S.A.
6.75%, 09/30/22 (a)	800	849
4.38%, 04/10/24 (a)	300	326
CIT Group Inc.
5.00%, 08/01/23	425	459
4.75%, 02/16/24	481	521
3.93%, 06/19/24	50	53
Citigroup Global Markets Holdings Inc.
0.75%, 06/07/24	775	779
Citigroup Inc.
3.14%, 01/24/23	151	153
1.68%, 05/15/24	86	88
4.04%, 06/01/24	290	309
3.88%, 03/26/25	60	66
4.40%, 06/10/25	2,015	2,248
3.70%, 01/12/26	550	608
Citizens Bank, National Association
0.95%, (3 Month USD LIBOR + 0.81%), 05/26/22 (c)	260	262
CNO Financial Group, Inc.
5.25%, 05/30/25	725	822
Commonwealth Bank of Australia
3.38%, 10/20/26 (d)	727	732
Credit Suisse (USA), Inc.
3.63%, 09/09/24	2,211	2,400
Credit Suisse Group AG
3.00%, 12/14/23 (a) (c)	2,979	3,076
4.21%, 06/12/24 (a)	1,182	1,258
2.59%, 09/11/25 (a) (b)	343	356
2.19%, 06/05/26 (a)	500	512
1.31%, 02/02/27 (a)	250	245
Daimler Finance North America LLC
3.88%, 09/15/21 (a)	431	434
1.06%, (3 Month USD LIBOR + 0.90%), 02/15/22 (a) (c)	350	352
Danske Bank A/S
3.00%, 09/20/22 (a)	550	553
5.00%, 01/12/23 (a)	200	204
1.17%, 12/08/23 (a)	1,256	1,262
5.38%, 01/12/24 (a)	1,028	1,140
1.23%, 06/22/24 (a)	624	631
3.24%, 12/20/25 (a)	3,390	3,607
1.62%, 09/11/26 (a)	219	219
Enel Finance International N.V.
2.75%, 04/06/23 (a)	818	848
4.25%, 09/14/23 (a)	971	1,046
F&G Global Funding
1.75%, 06/30/26 (a)	365	366
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 (a)	360	413
Ford Motor Credit Company LLC
5.88%, 08/02/21	980	985
3.81%, 10/12/21	400	403
1.26%, (3 Month USD LIBOR + 1.08%), 08/03/22 (c)	525	523
2.98%, 08/03/22	3,515	3,561
4.25%, 09/20/22	200	207
5.58%, 03/18/24	1,550	1,698
5.13%, 06/16/25	485	534
General Motors Financial Company, Inc.
5.10%, 01/17/24	2,450	2,697
Glencore Funding LLC
4.13%, 05/30/23 (a)	1,387	1,476
4.13%, 03/12/24 (a)	3,420	3,688
4.63%, 04/29/24 (a)	250	274
Global Aviation Leasing Co., Ltd.
7.25%, 09/15/24 (a) (e) (f)	689	691
HSBC Holdings PLC
4.25%, 03/14/24	300	325
0.98%, 05/24/25	285	285
Imperial Brands Finance PLC
3.75%, 07/21/22 (a) (g)	310	318
3.13%, 07/26/24 (a) (g)	4,298	4,521
ING Groep N.V.
1.30%, (3 Month USD LIBOR + 1.15%), 03/29/22 (c)	250	252
Intesa Sanpaolo S.p.A.
5.02%, 06/26/24 (a)	2,082	2,262
3.25%, 09/23/24 (a)	2,942	3,125
Intesa Sanpaolo SpA
3.38%, 01/12/23 (a)	411	427
Itau Unibanco Holding S.A.
2.90%, 01/24/23 (a)	400	408
Jefferies Financial Group Inc.
5.50%, 10/18/23	250	268
JPMorgan Chase & Co.
0.82%, 06/01/25	1,148	1,141
Ladder Capital Finance Holdings LLLP
5.25%, 03/15/22 - 10/01/25 (a)	2,056	2,078
Lloyds Banking Group PLC
1.33%, 06/15/23 (b)	200	202
4.58%, 12/10/25	200	224
Macquarie Bank Limited
4.88%, 06/10/25 (a) (b)	1,621	1,811
Macquarie Group Limited
3.19%, 11/28/23 (a)	250	259
Morgan Stanley
0.79%, 05/30/25	1,142	1,138
Muthoot Finance Limited
4.40%, 09/02/23 (a)	400	411

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
NatWest Markets N.V.
4.75%, 07/28/25 (a) (b)	1,233	1,382
NatWest Markets PLC
5.13%, 05/28/24	1,185	1,317
0.80%, 08/12/24 (a)	290	289
Navient Corporation
6.50%, 06/15/22	400	417
7.25%, 09/25/23	398	442
5.88%, 10/25/24	354	383
Nordea Bank AB
4.25%, 09/21/22 (a)	200	209
3.75%, 08/30/23 (a)	400	427
Onemain Finance Corporation
8.25%, 10/01/23	262	297
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
4.33%, 05/28/25 (a)	225	251
Santander Holdings USA, Inc.
3.50%, 06/07/24	200	214
3.45%, 06/02/25	423	454
Santander UK Group Holdings PLC
3.37%, 01/05/24 (b)	200	208
SLM Corporation
7.25%, 01/25/22	1,886	1,954
5.50%, 01/25/23	240	253
Springleaf Finance Corporation
6.13%, 05/15/22 - 03/15/24	993	1,056
5.63%, 03/15/23	1,006	1,076
Standard Chartered PLC
4.25%, 01/20/23 (a)	1,499	1,529
1.32%, 10/14/23 (a)	200	202
0.99%, 01/12/25 (a)	320	319
1.21%, 03/23/25 (a)	200	201
3.20%, 04/17/25 (a)	615	656
2.82%, 01/30/26 (a)	1,689	1,773
SunTrust Banks, Inc.
0.75%, (3 Month USD LIBOR + 0.59%), 05/17/22 (c)	325	327
Synovus Financial Corp.
3.13%, 11/01/22	546	561
The Goldman Sachs Group, Inc.
1.18%, (3 Month USD LIBOR + 1.05%), 06/05/23 (c)	327	332
0.66%, 09/10/24	984	982
3.50%, 01/23/25 - 04/01/25	520	564
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (b)	406	417
3.88%, 09/12/23	393	420
Trinity Acquisition PLC
3.50%, 09/15/21	750	753
Turkiye Vakiflar Bankasi T.A.O.
5.63%, 05/30/22 (a)	200	205
UBS AG
7.63%, 08/17/22	2,824	3,039
5.13%, 05/15/24 (d)	1,900	2,094
UBS Group Funding (Switzerland) AG
1.37%, (3 Month USD LIBOR + 1.22%), 05/23/23 (a) (c)	250	252
UniCredit S.p.A.
7.83%, 12/04/23 (a)	350	404
USIS Merger Sub, Inc.
6.88%, 05/01/25 (a)	204	208
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (a) (b)	250	270
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	200	206
4.75%, 04/29/25 (a)	1,215	1,317
		121,612
Energy 6.7%
Carrizo Oil & Gas, Inc.
6.25%, 04/15/23	1,600	1,602
Cenovus Energy Inc.
3.00%, 08/15/22	325	331
3.80%, 09/15/23	1,343	1,416
5.38%, 07/15/25	1,545	1,768
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	841	963
5.88%, 03/31/25	2,849	3,268
Cimarex Energy Co.
4.38%, 06/01/24	1,037	1,129
Continental Resources, Inc.
4.50%, 04/15/23	683	714
3.80%, 06/01/24	455	482
CrownRock, L.P.
5.63%, 10/15/25 (a)	1,086	1,124
Devon Energy Corporation
8.25%, 08/01/23 (a)	108	123
5.25%, 09/15/24 - 10/15/27 (a)	2,469	2,694
Diamondback Energy, Inc.
0.90%, 03/24/23	253	253
2.88%, 12/01/24	636	673
4.75%, 05/31/25	154	174
5.38%, 05/31/25	3,092	3,180
Dolphin Energy Limited
5.50%, 12/15/21 (d)	865	883
Energy Transfer LP
4.25%, 03/15/23	496	521
Enviva Partners, LP
6.50%, 01/15/26 (a)	223	233
EQT Corporation
3.13%, 05/15/26 (a)	224	229
Florida Gas Transmission Company, LLC
3.88%, 07/15/22 (a)	300	307
Greenko Dutch B.V.
3.85%, 03/29/26 (a)	380	390
Greenko Mauritius
6.25%, 02/21/23 (a)	200	206
Harvest Operations Corp.
1.00%, 04/26/24 (a)	280	280
Helmerich & Payne, Inc.
4.65%, 03/15/25	435	484
Husky Energy Inc.
3.95%, 04/15/22	1,000	1,017
Korea National Oil Corporation
2.88%, 03/27/22 (a)	300	305
Laredo Petroleum, Inc.
9.50%, 01/15/25	266	280
Lundin Energy Finance B.V.
2.00%, 07/15/26 (a)	727	729
Magnolia Oil & Gas Operating LLC
6.00%, 08/01/26 (a)	144	148
Matador Resources Company
5.88%, 09/15/26	960	989
MEG Energy Corp.
6.50%, 01/15/25 (a)	2,131	2,204
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (a)	111	113
MPLX LP
1.22%, (3 Month USD LIBOR + 1.10%), 09/09/22 (c)	805	805
Murphy Oil Corporation
6.88%, 08/15/24	596	610
NOVA Gas Transmission Ltd.
7.88%, 04/01/23	500	561
Occidental Petroleum Corporation
1.61%, (3 Month USD LIBOR + 1.45%), 08/15/22 (c)	1,102	1,101
6.95%, 07/01/24	300	338
2.90%, 08/15/24	966	988
Oceaneering International, Inc.
4.65%, 11/15/24	770	775
Parsley Energy, LLC
5.63%, 10/15/27 (a)	1,055	1,140
PDC Energy, Inc.
6.13%, 09/15/24	321	328
5.75%, 05/15/26	357	373
Petro-Canada
9.25%, 10/15/21	1,000	1,025
7.88%, 06/15/26	110	140

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Petroleos Mexicanos
6.88%, 08/04/26	464	505
Petróleos Mexicanos
3.77%, (3 Month USD LIBOR + 3.65%), 03/11/22 (c)	350	354
5.38%, 03/13/22	150	154
3.50%, 01/30/23	150	153
4.63%, 09/21/23	1,000	1,045
6.88%, 10/16/25 (a)	168	186
Range Resources Corporation
9.25%, 02/01/26	929	1,025
Reliance Industries Limited
5.40%, 02/14/22 (a)	1,600	1,645
Sabine Pass Liquefaction, LLC
5.63%, 04/15/23	539	579
5.75%, 05/15/24	1,700	1,908
5.88%, 06/30/26	1,000	1,183
Saudi Arabian Oil Company
2.88%, 04/16/24 (a)	200	211
1.63%, 11/24/25 (a)	350	354
SM Energy Company
10.00%, 01/15/25 (a)	375	425
Suncor Energy Ventures Holding Corporation
4.50%, 04/01/22 (a)	225	230
Tengizchevroil Finance Company S.A R.L.
2.63%, 08/15/25 (a)	600	617
Valero Energy Corporation
2.70%, 04/15/23	500	518
1.20%, 03/15/24	116	117
3.65%, 03/15/25	533	580
2.85%, 04/15/25	313	332
Viper Energy Partners LP
5.38%, 11/01/27 (a)	466	488
Western Midstream Operating, LP
2.29%, (3 Month USD LIBOR + 0.85%), 01/13/23 (c) (g)	906	905
		50,910
Consumer Discretionary 5.8%
Arcos Dorados S.A.
6.63%, 09/27/23 (a)	835	914
5.88%, 04/04/27 (a)	250	264
Carnival Corporation
11.50%, 04/01/23 (a)	1,754	1,981
Century Communities, Inc.
5.88%, 07/15/25	732	757
Colt Merger Sub, Inc.
5.75%, 07/01/25 (a)	25	26
Daimler Finance North America LLC
0.85%, (3 Month USD LIBOR + 0.67%), 11/05/21 (a) (c)	625	626
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	568	602
8.13%, 07/01/27 (a)	345	384
Expedia Group, Inc.
3.60%, 12/15/23 (g)	500	531
6.25%, 05/01/25 (a)	547	636
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	2,349	2,533
Ford Motor Company
8.50%, 04/21/23	175	195
General Motors Company
5.40%, 10/02/23	871	959
6.13%, 10/01/25	22	26
General Motors Financial Company, Inc.
3.15%, 06/30/22	825	846
5.20%, 03/20/23	46	50
2.75%, 06/20/25	1,666	1,754
5.25%, 03/01/26	398	460
GLP Financing, LLC
5.25%, 06/01/25	750	845
Hasbro, Inc.
3.00%, 11/19/24 (g)	266	283
Hyundai Capital America
1.25%, 09/18/23 (a)	1,290	1,302
0.80%, 01/08/24 (a)	497	495
0.88%, 06/14/24 (a)	753	750
5.88%, 04/07/25 (a)	451	522
1.30%, 01/08/26 (a)	252	249
1.50%, 06/15/26 (a)	596	591
IHO Verwaltungs GmbH
4.75%, 09/15/26 (a) (f)	750	770
International Game Technology PLC
6.50%, 02/15/25 (a)	266	298
4.13%, 04/15/26 (a)	405	422
IRB Holding Corp.
6.75%, 02/15/26 (a)	319	330
L Brands, Inc.
9.38%, 07/01/25 (a)	488	630
Las Vegas Sands Corp.
3.20%, 08/08/24	138	145
Lennar Corporation
4.75%, 11/15/22 (e)	558	584
4.88%, 12/15/23	625	680
4.50%, 04/30/24	2,255	2,467
4.75%, 05/30/25	823	924
LGI Homes, Inc.
6.88%, 07/15/26 (a)	558	578
M/I Homes Inc.
5.63%, 08/01/25	256	264
Macy's Retail Holdings, LLC
3.63%, 06/01/24 (h)	672	689
Marriott International, Inc.
5.75%, 05/01/25 (g)	548	633
Mattel, Inc.
3.15%, 03/15/23 (h)	600	614
6.75%, 12/31/25 (a)	207	217
3.38%, 04/01/26 (a)	212	220
Meituan
2.13%, 10/28/25 (a)	400	397
MGM Resorts International
6.00%, 03/15/23	35	37
6.75%, 05/01/25	430	460
NCL Corporation Ltd.
5.88%, 03/15/26 (a)	664	696
Newell Brands Inc.
4.35%, 04/01/23 (e) (g)	279	293
4.88%, 06/01/25	549	608
PVH Corp.
4.63%, 07/10/25 (g)	1,951	2,176
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	996	1,148
Scientific Games International, Inc.
8.63%, 07/01/25 (a)	1,060	1,160
Tapestry, Inc.
3.00%, 07/15/22 (g)	1,279	1,303
4.25%, 04/01/25	1,500	1,629
Tesla Inc.
5.30%, 08/15/25 (a)	1,425	1,472
The William Carter Company
5.50%, 05/15/25 (a)	689	728
Vail Resorts, Inc.
6.25%, 05/15/25 (a)	536	574
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (a)	200	204
3.35%, 05/13/25 (a)	500	539
Wyndham Destinations, Inc.
6.60%, 10/01/25 (e) (g)	228	258
Wynn Las Vegas, LLC
4.25%, 05/30/23 (a)	854	880
5.50%, 03/01/25 (a)	88	94
		43,702
Utilities 4.0%
Alexander Funding Trust
1.84%, 11/15/23 (a)	665	677
American Transmission Systems, Incorporated
5.25%, 01/15/22 (a)	2,500	2,566
Atmos Energy Corporation
0.63%, 03/09/23	332	332

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
BG Gas International B.V.
0.00%, 11/04/21 (d) (i)	350	349
Calpine Corporation
5.25%, 06/01/26 (a)	831	855
Cemig Geracao e Transmissao S.A.
9.25%, 12/05/24 (a)	250	288
Comisión Federal de Electricidad
4.88%, 01/15/24 (a)	1,350	1,471
Emera US Holdings Inc.
0.83%, 06/15/24 (a)	180	179
Enel Finance International N.V.
2.65%, 09/10/24 (a)	750	788
4.63%, 09/14/25 (a)	300	340
FirstEnergy Corp.
3.35%, 07/15/22 (e) (g)	1,300	1,323
4.75%, 03/15/23 (e) (g)	725	763
2.05%, 03/01/25	510	515
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (a)	335	365
Great Plains Energy Incorporated
5.29%, 06/15/22 (e)	225	232
Jersey Central Power & Light Company
4.70%, 04/01/24 (a)	427	464
Monongahela Power Company
4.10%, 04/15/24 (a)	400	431
National Fuel Gas Company
5.50%, 01/15/26 (g)	1,205	1,396
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,336	1,423
6.63%, 01/15/27	412	427
OGE Energy Corp.
0.70%, 05/26/23	117	117
One Gas, Inc.
0.85%, 03/11/23	703	703
1.10%, 03/11/24	2,446	2,449
Origin Energy Finance Limited
5.45%, 10/14/21 (a)	400	404
Pacific Gas And Electric Company
1.37%, 03/10/23	795	795
3.75%, 02/15/24	1,585	1,661
3.15%, 01/01/26	2,055	2,119
Puget Energy, Inc.
6.00%, 09/01/21	500	504
5.63%, 07/15/22	1,250	1,300
3.65%, 05/15/25	1,500	1,614
The AES Corporation
3.30%, 07/15/25 (a)	726	776
TransAlta Corporation
4.50%, 11/15/22	715	741
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	2,133	2,255
		30,622
Industrials 3.5%
Air Lease Corporation
3.00%, 09/15/23	2,000	2,094
1.88%, 08/15/26	509	509
Aircastle Limited
4.40%, 09/25/23	808	865
4.13%, 05/01/24	500	533
5.25%, 08/11/25 (a)	213	239
American Airlines Group Inc.
3.75%, 03/01/25 (a) (h)	715	659
BAE Systems PLC
4.75%, 10/11/21 (a)	500	506
CD&R Waterworks Merger Sub, LLC
6.13%, 08/15/25 (a)	245	250
CNH Industrial N.V.
4.50%, 08/15/23	250	270
Fluor Corporation
3.50%, 12/15/24 (h)	167	177
Howmet Aerospace Inc.
5.13%, 10/01/24	130	143
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25	668	729
IHS Markit Ltd.
4.13%, 08/01/23	901	963
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (a)	107	112
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24	38	40
Navistar International Corporation
6.63%, 11/01/25 (a)	400	413
Otis Worldwide Corporation
0.64%, (3 Month USD LIBOR + 0.45%), 04/05/23 (c)	250	250
Park Aerospace Holdings Limited
4.50%, 03/15/23 (a)	720	757
5.50%, 02/15/24 (a)	2,454	2,699
PGT Innovations Inc.
6.75%, 08/01/26 (a)	66	70
Rumo Luxembourg SARL
5.88%, 01/18/25 (a)	400	419
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	475	538
Summit Materials, LLC
5.13%, 06/01/25 (a)	359	363
The Boeing Company
2.80%, 03/01/23	443	458
4.51%, 05/01/23 (g)	2,325	2,479
4.88%, 05/01/25 (g)	2,039	2,284
2.20%, 02/04/26 (g)	1,750	1,767
The Hillman Group, Inc.
6.38%, 07/15/22 (a)	1,446	1,447
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a)	301	310
TransDigm Inc.
8.00%, 12/15/25 (a)	310	335
Triton Container International Limited
1.15%, 06/07/24 (a)	199	199
Uber Technologies, Inc.
7.50%, 05/15/25 (a)	86	93
8.00%, 11/01/26 (a)	696	750
Westinghouse Air Brake Technologies Corporation
4.38%, 08/15/23	925	982
3.20%, 06/15/25 (g)	526	560
XPO Logistics, Inc.
6.25%, 05/01/25 (a)	450	479
ZLS Prestigia Ltd
5.00%, 11/01/22 (a)	750	785
		26,526
Information Technology 2.9%
ADS Alliance Data Systems, Inc.
4.75%, 12/15/24 (a)	620	637
7.00%, 01/15/26 (a)	1,413	1,512
Banff Merger Sub Inc.
9.75%, 09/01/26 (a)	1,047	1,104
Broadcom Inc.
4.70%, 04/15/25	65	73
3.15%, 11/15/25	643	690
4.25%, 04/15/26	477	535
Change Healthcare Holdings Inc.
5.75%, 03/01/25 (a)	1,460	1,483
Dell International L.L.C.
5.45%, 06/15/23 (g)	1,894	2,054
4.00%, 07/15/24 (g)	305	332
5.85%, 07/15/25 (g)	2,750	3,228
Everi Payments Inc.
7.50%, 12/15/25 (a)	590	614
Flex Ltd.
3.75%, 02/01/26	803	877
Hewlett Packard Enterprise Company
0.91%, (3 Month USD LIBOR + 0.72%), 10/05/21 (c)	450	450
Microchip Technology Incorporated
4.33%, 06/01/23	394	420
2.67%, 09/01/23	648	675
0.97%, 02/15/24 (a)	1,777	1,777
4.25%, 09/01/25	272	286

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
NXP B.V.
3.88%, 09/01/22 (a)	450	467
Sabre GLBL Inc.
7.38%, 09/01/25 (a)	819	890
SK Hynix Inc.
1.00%, 01/19/24 (a)	498	496
1.50%, 01/19/26 (a)	1,000	988
Skyworks Solutions, Inc.
1.80%, 06/01/26	1,062	1,075
Square, Inc.
2.75%, 06/01/26 (a)	249	253
VeriSign, Inc.
5.25%, 04/01/25	870	988
		21,904
Materials 1.9%
Alcoa Nederland Holding B.V.
7.00%, 09/30/26 (a)	200	209
5.50%, 12/15/27 (a)	713	772
Anglo American Capital PLC
4.88%, 05/14/25 (a)	333	376
Baffinland Iron Mines Corporation
8.75%, 07/15/26 (a)	600	636
CSN Resources S.A.
7.63%, 02/13/23 (a)	225	234
7.63%, 04/17/26 (a) (h)	700	755
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (a)	62	67
Forterra Finance, LLC
6.50%, 07/15/25 (a)	24	26
Freeport-McMoRan Inc.
3.55%, 03/01/22	500	505
3.88%, 03/15/23	345	360
4.55%, 11/14/24	874	954
Glencore Finance (Canada) Limited
4.95%, 11/15/21 (a)	882	896
4.25%, 10/25/22 (a) (e) (g)	417	437
Glencore Funding LLC
1.63%, 04/27/26 (a)	334	335
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (a)	1,004	998
Kinross Gold Corporation
5.95%, 03/15/24	136	152
LYB International Finance III, LLC
1.20%, (3 Month USD LIBOR + 1.00%), 10/01/23 (c)	1,000	1,014
MOS Holdings Inc.
3.25%, 11/15/22	444	460
Novelis Corporation
5.88%, 09/30/26 (a)	6	6
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (a)	336	339
POSCO
2.38%, 11/12/22 (a)	2,000	2,045
Steel Dynamics, Inc.
5.00%, 12/15/26	800	837
Suzano Austria GmbH
5.75%, 07/14/26 (a)	200	235
Tronox Incorporated
6.50%, 05/01/25 (a)	967	1,026
Westrock Company, Inc.
3.00%, 09/15/24	500	530
		14,204
Health Care 1.6%
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	1,220	1,250
Becton, Dickinson and Company
1.16%, (3 Month USD LIBOR + 1.03%), 06/06/22 (c)	1,000	1,008
Centene Corporation
5.38%, 08/15/26 (a)	563	590
4.25%, 12/15/27	124	131
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	569	595
Encompass Health Corporation
5.13%, 03/15/23	38	38
Fresenius Medical Care
5.88%, 01/31/22 (a)	250	258
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/26 (a)	660	660
HCA Inc.
8.36%, 04/15/24	109	129
5.25%, 04/15/25 - 06/15/26	2,437	2,811
Molina Healthcare, Inc.
5.38%, 11/15/22 (e)	633	663
Mylan Inc
3.13%, 01/15/23 (a)	1,192	1,235
Royalty Pharma PLC
0.75%, 09/02/23 (a)	1,500	1,504
1.20%, 09/02/25 (a)	276	274
Select Medical Corporation
6.25%, 08/15/26 (a)	750	799
Universal Health Services, Inc.
5.00%, 06/01/26 (a)	500	515
		12,460
Communication Services 1.3%
Altice Financing S.A.
7.50%, 05/15/26 (a)	400	416
Altice France S.A.
7.38%, 05/01/26 (a)	879	914
Baidu, Inc.
4.38%, 05/14/24	600	655
3.08%, 04/07/25	400	421
CCO Holdings, LLC
5.50%, 05/01/26 (a)	300	310
CSC Holdings, LLC
6.75%, 11/15/21	1,450	1,479
DISH DBS Corporation
5.88%, 07/15/22	590	615
iHeartCommunications, Inc.
6.38%, 05/01/26	160	170
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	288	293
Netflix, Inc.
3.63%, 06/15/25 (a)	625	673
4.38%, 11/15/26	88	100
Sirius XM Radio Inc.
3.88%, 08/01/22 (a)	640	641
5.38%, 07/15/26 (a)	633	653
Tencent Holdings Limited
1.10%, (3 Month USD LIBOR + 0.91%), 04/11/24 (a) (c)	260	262
Univision Communications Inc.
5.13%, 02/15/25 (a)	478	488
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (a)	450	465
Weibo Corporation
1.25%, 11/15/22 (b)	540	522
3.50%, 07/05/24	650	685
		9,762
Consumer Staples 1.0%
Albertsons Companies, Inc.
5.75%, 03/15/25	5	5
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	908	909
Bacardi Limited
4.45%, 05/15/25 (a)	200	222
BAT Capital Corp.
1.04%, (3 Month USD LIBOR + 0.88%), 08/15/22 (c)	361	364
3.22%, 08/15/24	2,558	2,716
Chobani LLC
7.50%, 04/15/25 (a)	800	832
FAGE International S.A.
5.63%, 08/15/26 (a)	660	681
Kraft Heinz Foods Company
3.00%, 06/01/26	56	59

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
NBM US Holdings Inc
7.00%, 05/14/26 (a)	1,000	1,080
Reynolds American Inc.
4.45%, 06/12/25	150	166
Viterra Finance B.V.
2.00%, 04/21/26 (a)	453	454
		7,488
Real Estate 0.6%
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	588	599
Hat Holdings I LLC
6.00%, 04/15/25 (a)	847	896
3.38%, 06/15/26 (a)	395	398
iStar Inc.
5.50%, 02/15/26	653	684
Park Intermediate Holdings LLC
7.50%, 06/01/25 (a)	825	894
Reckson Operating Partnership, L.P.
4.50%, 12/01/22 (h)	450	469
Vereit Operating Partnership, L.P.
4.63%, 11/01/25	330	374
Vornado Realty L.P.
2.15%, 06/01/26	121	123
		4,437
Total Corporate Bonds And Notes (cost $340,363)		343,627
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 35.9%
225 Liberty Street Trust 2016-225L
Series 2016-A-225L, REMIC, 3.60%, 02/12/26	813	886
5 Bryant Park 2018-5Bp Mortgage Trust
Series 2018-A-5BP, REMIC, 0.75%, (1 Month USD LIBOR + 0.65%), 06/15/33 (c)	1,250	1,250
Ally Auto Receivables Trust 2019-3
Series 2019-A3-3, 1.93%, 04/15/23	3,352	3,388
American Credit Acceptance Receivables Trust 2020-3
Series 2020-A-3, 0.62%, 10/13/23	2,186	2,187
AmeriCredit Automobile Receivables Trust 2019-1
Series 2019-B-1, 3.13%, 02/18/25	300	306
Series 2019-C-1, 3.36%, 02/18/25	395	410
Americredit Automobile Receivables Trust 2020-1
Series 2020-B-1, 1.48%, 01/18/25	202	205
AmeriCredit Automobile Receivables Trust 2020-2
Series 2020-A2A-2, 0.60%, 03/18/22	337	338
Anchorage Capital CLO 3-R, LLC
Series 2014-A-3RA, 1.23%, (3 Month USD LIBOR + 1.05%), 01/28/31 (c)	296	296
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, REMIC, 1.26%, 09/25/24	95	95
AOA 2015-1177 Mortgage Trust
Series 2015-A-1177, REMIC, 2.96%, 12/15/21	152	152
Apidos CLO XXIV
Series 2016-A1AL-24A, 1.14%, (3 Month USD LIBOR + 0.95%), 10/21/30 (c)	1,600	1,599
Apidos CLO XXV Blocker A
Series 2016-A1R-25A, 1.36%, (3 Month USD LIBOR + 1.17%), 10/20/31 (c)	2,510	2,511
Apidos CLO XXXI
Series 2019-A1R-31A, 1.25%, (3 Month USD LIBOR + 1.10%), 04/15/31 (c)	1,700	1,701
AptarGroup Inc.
Series 2018-A-FL1, 1.22%, (1 Month USD LIBOR + 1.15%), 02/15/24 (c)	750	750
Arbor Realty Collateralized Loan Obligation Ltd
Series 2021-A-FL2, 1.23%, (1 Month USD LIBOR + 1.15%), 05/15/36 (c)	760	760
Ares L CLO Ltd
Series 2018-AR-50A, 1.20%, (3 Month USD LIBOR + 1.05%), 06/15/32 (c)	1,510	1,510
Ares XLII CLO Ltd
Series 2017-AR-42A, 1.10%, (3 Month USD LIBOR + 0.92%), 01/24/28 (c)	1,500	1,500
Atrium Hotel Portfolio Trust
Series 2018-A-ATRM, REMIC, 1.02%, (1 Month USD LIBOR + 0.95%), 06/15/35 (c)	1,150	1,150
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-A-2A, 3.35%, 09/20/24	1,310	1,405
BA Credit Card Trust
Series 2019-A1-A1, 1.74%, 08/15/22	288	293
BA Master Credit Card Trust II
Series 2020-A-1A, 1.99%, 03/21/23	859	884
Bain Capital Credit
Series 2017-A1R-1A, 1.16%, (3 Month USD LIBOR + 0.97%), 07/20/30 (c)	1,600	1,600
Bain Capital Credit CLO
Series 2020-A1-5A, 1.49%, (3 Month USD LIBOR + 1.22%), 01/20/32 (c)	410	410
Bank Of The West Auto Trust
Series 2017-A3-1, 2.11%, 01/15/23	7	7
Barings CLO Ltd 2019-III
Series 2019-A1R-3A, 1.19%, (3 Month USD LIBOR + 1.07%), 04/21/31 (c)	1,480	1,480
BBCMS 2019-BWAY Mortgage Trust
Series 2019-A-BWAY, REMIC, 1.03%, (1 Month USD LIBOR + 0.96%), 11/15/21 (c)	845	845
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 0.79%, (1 Month USD LIBOR + 0.72%), 03/16/37 (c) (e)	2,060	2,047
Series 2018-C-TALL, REMIC, 1.19%, (1 Month USD LIBOR + 1.12%), 03/16/37 (c) (e)	2,100	2,053
BBCMS Trust
Series 2018-A-BXH, REMIC, 1.07%, (1 Month USD LIBOR + 1.00%), 10/15/37 (c) (e)	77	77
BDS 2021-FL7 Ltd
Series 2021-A-FL7, 1.18%, (1 Month USD LIBOR + 1.15%), 06/16/26 (c)	2,230	2,231
Benchmark 2021-B23 Mortgage Trust
Series 2021-A2-B23, REMIC, 1.62%, 01/16/26	185	188
Benefit Strategy Partners LLC
Series 2014-ARRR-IVA, 1.37%, (3 Month USD LIBOR + 1.18%), 01/20/32 (c)	480	481
Benefit Street Partners CLO III, Ltd.
Series 2013-A1R2-IIIA, 1.19%, (3 Month USD LIBOR + 1.00%), 07/20/29 (c)	1,200	1,200
BFLD Trust
Series 2019-E-DPLO, REMIC, 2.31%, (1 Month USD LIBOR + 2.24%), 10/15/21 (c)	1,900	1,888
BHP Trust 2019-BXHP
Series 2019-A-BXHP, REMIC, 1.06%, (1 Month USD LIBOR + 0.98%), 08/16/21 (c)	64	64
BlueMountain Fuji US Clo I Ltd
Series 2017-A1R-1A, 1.17%, (3 Month USD LIBOR + 0.98%), 07/20/29 (c)	3,000	2,996
BSPRT 2019-FL5 Issuer, Ltd.
Series 2019-A-FL5, 1.22%, (1 Month USD LIBOR + 1.15%), 05/15/29 (c)	350	350
BWAY 2013-1515 Mortgage Trust
Series 2013-A2-1515, REMIC, 3.45%, 03/12/25	640	689
BX Commercial Mortgage Trust 2019-IMC
Series 2019-B-IMC, REMIC, 1.37%, (1 Month USD LIBOR + 1.30%), 04/17/34 (c)	1,000	999
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 0.99%, (1 Month USD LIBOR + 0.92%), 10/15/21 (c)	272	272
Series 2019-B-XL, REMIC, 1.15%, (1 Month USD LIBOR + 1.08%), 10/15/21 (c)	233	233
Series 2019-C-XL, REMIC, 1.32%, (1 Month USD LIBOR + 1.25%), 10/15/21 (c)	181	181
Series 2019-D-XL, REMIC, 1.52%, (1 Month USD LIBOR + 1.45%), 10/15/21 (c)	3,370	3,373
Series 2019-F-XL, REMIC, 2.07%, (1 Month USD LIBOR + 2.00%), 10/15/21 (c)	226	226
BX Trust
Series 2017-F-SLCT, REMIC, 4.32%, (1 Month USD LIBOR + 4.25%), 07/15/34 (c) (e)	3,400	3,409
Series 2018-A-GW, REMIC, 0.87%, (1 Month USD LIBOR + 0.80%), 05/15/37 (c) (e)	2,890	2,895
BX Trust 2021-MFM1
Series 2021-A-MFM1, REMIC, 0.77%, (1 Month USD LIBOR + 0.70%), 01/17/23 (c)	700	700
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	94	96

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Series 2019-A2-A2, 1.72%, 08/15/22	613	624
Series 2005-B3-B3, 0.73%, (3 Month USD LIBOR + 0.55%), 07/15/25 (c)	463	459
Carlyle Global Market Strategies CLO Ltd
Series 2015-AR3-1A, 1.16%, (3 Month USD LIBOR + 0.98%), 07/21/31 (c)	1,010	1,010
CARLYLE US CLO 2017-2 Ltd
Series 2017-A1R-2A, 1.24%, (3 Month USD LIBOR + 1.05%), 07/21/31 (c)	2,000	2,000
CARLYLE US CLO 2017-3, Ltd.
Series 2017-A1AR-3A, 1.09%, (3 Month USD LIBOR + 0.90%), 07/20/29 (c)	360	360
CarMax Auto Owner Trust 2018-3
Series 2018-A3-3, 3.13%, 06/15/23	34	35
CarMax Auto Owner Trust 2019-4
Series 2019-A2A-4, 2.01%, 03/15/23	46	46
CarMax Auto Owner Trust 2020-1
Series 2020-C-1, 2.34%, 11/17/25	237	245
CarMax Auto Owner Trust 2020-2
Series 2020-A3-2, 1.70%, 11/15/24	27	27
CarMax Auto Owner Trust 2020-4
Series 2020-B-4, 0.85%, 06/15/26	971	967
CarMax Auto Owner Trust 2021-1
Series 2021-C-1, 0.94%, 02/17/25	866	857
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 11/10/25	496	496
Carvana Auto Receivables Trust 2021-N2
Series 2021-A1-N2, 0.32%, 10/10/23	2,091	2,091
Cedar Funding Ltd
Series 2021-A-14A, 1.26%, (3 Month USD LIBOR + 1.10%), 07/15/33 (c)	1,220	1,220
Cedar Funding VIII CLO Ltd
Series 2017-A1-8A, 1.44%, (3 Month USD LIBOR + 1.25%), 10/17/30 (c)	500	500
Cedar Funding XI CLO Ltd
Series 2019-A1R-11A, 1.23%, (3 Month USD LIBOR + 1.05%), 06/01/32 (c)	1,440	1,443
CF Hippolyta Issuer LLC
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	3,000	3,036
CHT 2017-COSMO Mortgage Trust
Series 2017-B-CSMO, REMIC, 1.47%, (1 Month USD LIBOR + 1.40%), 11/15/36 (c) (e)	810	811
CHT Mortgage Trust
Series 2017-A-CSMO, REMIC, 1.00%, (1 Month USD LIBOR + 0.93%), 11/17/36 (c) (e)	600	601
CIFC Funding 2012-II, Ltd.
Series 2013-A1L2-2A, 1.19%, (3 Month USD LIBOR + 1.00%), 10/18/30 (c)	1,400	1,400
CIFC Funding 2021-III Ltd
Series 2021-A-4A, 0.00%, (3 Month USD LIBOR + 1.05%), 07/15/33 (c)	2,000	2,004
CIFC Funding Ltd.
Series 2014-A1R2-1A, 1.29%, (3 Month USD LIBOR + 1.10%), 01/31/31 (c)	250	250
Citigroup Commercial Mortgage Trust
Interest Only, Series 2020-XA-GC46, REMIC, 1.11%, 02/18/53 (c)	34,910	2,460
Citigroup Inc.
Series 2015-AM-PC1, REMIC, 4.29%, 06/12/25 (c)	150	162
Comenity Bank
Series 2019-A-C, 2.21%, 09/15/22	1,358	1,390
Series 2019-A-B, REMIC, 2.49%, 06/15/22	482	493
COMM 2013-CCRE6 Mortgage Trust
Series 2013-A4-CR6, REMIC, 3.10%, 02/10/23	410	420
COMM 2014-277P Mortgage Trust
Series 2014-A-277P, REMIC, 3.73%, 08/12/24 (c)	700	746
COMM 2014-CCRE17 Mortgage Trust
Series 2014-A4-CR17, REMIC, 3.70%, 04/12/24	381	408
Series 2014-A5-CR17, REMIC, 3.98%, 04/12/24	350	379
COMM 2014-UBS4 Mortgage Trust
Series 2014-A5-UBS6, REMIC, 3.64%, 11/13/24	425	459
COMM 2015-LC21 Mortgage Trust
Series 2015-A3-LC21, REMIC, 3.45%, 05/12/25	396	426
COMM 2020-SBX Mortgage Trust
Series 2020-A-SBX, REMIC, 1.67%, 01/12/26	425	429
COMM Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	334	355
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	400	432
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	308	328
CPS Auto Receivables Trust 2020-C
Series 2020-B-C, 1.01%, 01/15/25	2,018	2,028
Credit Acceptance Auto Loan Trust 2021-3
Series 2021-A-3A, 1.00%, 07/15/24	600	601
Credit Suisse Mortgage Capital Certificates
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (e)	540	543
Series 2019-A-ICE4, REMIC, 1.05%, (1 Month USD LIBOR + 0.98%), 05/15/36 (c)	800	801
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 1.30%, (1 Month USD LIBOR + 1.23%), 05/15/36 (c)	250	250
CSMC 2020-NQM1 Trust
Series 2020-A1-NQM1, REMIC, 1.21%, 05/25/65 (e)	271	272
CSMC 2021-AFC1 Trust
Series 2021-A1-AFC1, REMIC, 0.83%, 02/25/25 (c)	214	215
CSMC 2021-NQM1 Trust
Series 2021-A1-NQM1, REMIC, 0.81%, 02/25/25 (e)	2,056	2,062
CSMC 2021-NQM3 Trust
Series 2021-A1-NQM3, REMIC, 1.01%, 05/25/25 (c)	582	581
DBWF 2018-GLKS Mortgage Trust
Series 2018-A-GLKS, REMIC, 1.12%, (1 Month USD LIBOR + 1.03%), 12/19/25 (c)	850	851
Deephaven Residential Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.34%, 03/25/24 (c)	55	55
Dell Equipment Finance Trust 2020-2
Series 2020-A3-2, 0.57%, 10/23/23	463	464
Discover Card Execution Note Trust
Series 2017-A2-A2, 2.39%, 01/18/22	136	138
Drive Auto Receivables Trust 2018-2
Series 2018-D-2, 4.14%, 08/15/24	65	66
Drive Auto Receivables Trust 2018-5
Series 2018-D-5, 4.30%, 08/15/22	523	545
Drive Auto Receivables Trust 2019-1
Series 2019-D-1, REMIC, 4.09%, 06/15/26	554	575
Drive Auto Receivables Trust 2020-2
Series 2020-B-2, 1.42%, 12/15/22	2,430	2,455
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-A-53A, 1.30%, (3 Month USD LIBOR + 1.12%), 01/15/31 (c)	530	530
Dryden 55 CLO, Ltd.
Series 2018-A1-55A, 1.20%, (3 Month USD LIBOR + 1.02%), 04/15/31 (c)	1,600	1,598
Dryden 72 CLO Ltd
Series 2019-AR-72A, 1.08%, (3 Month USD LIBOR + 1.08%), 05/17/32 (c)	1,130	1,130
Dryden Senior Loan Fund
Series 2017-A1R-47A, 1.18%, (3 Month USD LIBOR + 0.98%), 04/15/28 (c)	1,700	1,700
DSC Floorplan Master Owner Trust
Series 2018-A2-2A, 3.69%, 10/15/21	2,069	2,090
Series 2019-A2-2A, 2.07%, 10/15/22	2,400	2,450
Ellington Financial Mortgage Trust
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (c)	638	638
Ellington Financial Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.18%, 11/25/24 (c)	136	136
Enterprise Fleet Financing 2020-2, LLC
Series 2020-A2-2, REMIC, 0.61%, 01/20/24	330	331
Exeter Automobile Receivables Trust 2018-1
Series 2018-D-1A, 3.53%, 11/15/23	284	289

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Exeter Automobile Receivables Trust 2021-2
Series 2021-A2-2A, 0.27%, 01/16/24	555	555
Series 2021-C-2A, 0.98%, 06/15/26	375	376
Series 2021-D-2A, 1.40%, 04/15/27	655	654
Fifth Third Auto Trust 2019-1
Series 2019-A3-1, 2.64%, 12/15/23	167	169
Flagship Credit Auto Trust 2019-1
Series 2019-A-1, 3.11%, 08/15/23	74	75
Fontainebleau Miami Beach Trust 2019-FBLU
Series 2019-A-FBLU, REMIC, 3.14%, 12/12/24	1,000	1,052
Ford Credit Auto Lease Trust 2021-A
Series 2021-A2-A, 0.19%, 07/15/22	861	861
Series 2021-A3-A, 0.26%, 02/15/23	657	656
Series 2021-A4-A, 0.30%, 04/15/23	1,109	1,107
Ford Credit Auto Owner Trust 2017-REV1
Series 2017-A-1, 2.62%, 02/15/22 (c)	500	508
Ford Credit Auto Owner Trust 2018-B
Series 2018-A3-B, 3.24%, 11/15/21	43	43
Ford Credit Auto Owner Trust 2018-REV1
Series 2018-A-1, 3.19%, 01/15/25	2,710	2,925
Ford Credit Auto Owner Trust 2018-REV2
Series 2018-A-2, 3.47%, 07/15/23 (e)	175	186
Ford Credit Auto Owner Trust 2019-REV1
Series 2019-A-1, 3.52%, 01/15/24 (e)	524	563
Ford Credit Auto Owner Trust 2020-B
Series 2020-A2-B, 0.50%, 02/15/23	216	216
Ford Credit Auto Owner Trust 2020-C
Series 2020-A3-C, 0.41%, 07/15/25	444	444
Ford Credit Auto Owner Trust 2021-A
Series 2021-A2-A, 0.17%, 08/15/22	1,165	1,165
Ford Credit Auto Owner Trust 2021-REV1
Series 2021-A-1, 1.37%, 04/15/26	900	905
Ford Credit Floorplan Master Owner Trust A
Series 2019-A-1, 2.84%, 03/15/22	350	357
Galaxy XIX CLO, Ltd.
Series 2015-A1RR-19A, 1.13%, (3 Month USD LIBOR + 0.95%), 07/24/30 (c)	600	600
Galaxy XXIII CLO Ltd
Series 2017-AR-23A, 1.05%, (3 Month USD LIBOR + 0.87%), 04/24/29 (c)	1,650	1,649
GM Financial Automobile Leasing Trust 2020-2
Series 2020-A3-2, 0.80%, 07/20/23	80	80
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A4-3, 0.51%, 01/20/23	701	703
GM Financial Automobile Leasing Trust 2021-1
Series 2021-A2-1, 0.17%, 07/20/22	1,324	1,324
Series 2021-A3-1, 0.26%, 04/20/23	904	904
GM Financial Consumer Automobile Receivables Trust
Series 2021-A2-1, 0.23%, 08/16/22	432	432
Series 2021-A3-1, 0.35%, 05/16/24	380	380
GM Financial Consumer Automobile Receivables Trust 2020-1
Series 2020-A2-1, 1.83%, 09/16/21	2	2
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-A3-4, 0.38%, 08/18/25	1,166	1,166
Golden Credit Card Trust
Series 2018-A-4A, 3.44%, 08/15/23	267	284
GPMT Ltd
Series 2019-A-FL2, 1.39%, (1 Month USD LIBOR + 1.30%), 06/15/23 (c)	309	309
Grand Avenue CRE 2019-FL1
Series 2019-A-FL1, 1.19%, (1 Month USD LIBOR + 1.12%), 06/15/37 (c)	1,675	1,675
Series 2019-AS-FL1, 1.57%, (1 Month USD LIBOR + 1.50%), 06/15/37 (c)	1,300	1,300
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.11%, (1 Month USD LIBOR + 1.03%), 12/15/21 (c) (e)	1,700	1,701
Series 2019-B-WOLF, REMIC, 1.41%, (1 Month USD LIBOR + 1.33%), 12/15/21 (c) (e)	45	45
Series 2019-C-WOLF, REMIC, 1.71%, (1 Month USD LIBOR + 1.63%), 12/15/21 (c) (e)	1,600	1,600
Series 2019-E-WOLF, REMIC, 2.81%, (1 Month USD LIBOR + 2.73%), 12/15/21 (c) (e)	1,515	1,487
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 1.37%, (3 Month USD LIBOR + 1.18%), 10/20/31 (a) (c)	250	250
GS Mortgage Securities Corp Trust
Series 2019-A-SMP, 1.22%, (1 Month USD LIBOR + 1.15%), 08/16/32 (c) (e)	100	100
Series 2019-B-BOCA, 1.57%, (1 Month USD LIBOR + 1.50%), 06/15/38 (c)	500	500
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-A-RIVR, REMIC, 1.02%, (1 Month USD LIBOR + 0.95%), 07/16/35 (c) (e)	3,838	3,837
GS Mortgage Securities Corp Trust 2019-70P
Series 2019-A-70P, 1.10%, (1 Month USD LIBOR + 1.00%), 10/15/21 (c) (e)	1,242	1,242
Series 2019-B-70P, 1.42%, (1 Month USD LIBOR + 1.32%), 10/15/21 (c) (e)	360	359
GS Mortgage Securities Corporation II
Series 2005-A-ROCK, REMIC, 5.37%, 05/03/25	276	315
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 1.22%, 06/15/23 (c)	650	650
Series 2021-H-ROSS, REMIC, 5.97%, 06/15/23 (c)	750	750
GS Mortgage Securities Trust 2013-GCJ14
Series 2013-A5-GC14, REMIC, 4.24%, 08/11/23	396	422
GS Mortgage Securities Trust 2014-GC18
Series 2014-A4-GC18, REMIC, 4.07%, 01/12/24	361	386
GS Mortgage Securities Trust 2015-GC28
Series 2015-A5-GC28, REMIC, 3.40%, 01/10/25	350	377
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 1.09%, (3 Month USD LIBOR + 0.90%), 10/18/27 (a) (c)	153	153
Hawaiian Holdings, Inc.
Series 2013-B-1, 4.95%, 01/15/22	244	243
Hertz Vehicle Financing III LLC
Series 2021-A-1A, 1.21%, 12/25/24	1,135	1,134
Series 2021-A-2A, 1.68%, 12/25/27	1,020	1,019
Honda Auto Receivables 2020-2 Owner Trust
Series 2020-A3-2, 0.82%, 07/15/23	231	233
Series 2020-A4-2, 1.09%, 08/15/23	535	543
Honda Auto Receivables 2020-3 Owner Trust
Series 2020-A3-3, 0.37%, 11/20/23	302	302
Honda Auto Receivables 2021-1 Owner Trust
Series 2021-A2-1, 0.16%, 08/22/22	849	849
Honda Auto Receivables 2021-2 Owner Trust
Series 2021-A2-2, 0.17%, 11/15/22	1,800	1,800
Hospitality Investors Trust, Inc.
Series 2019-A-HIT, REMIC, 1.07%, (1 Month USD LIBOR + 1.00%), 11/15/21 (c)	325	326
Hyundai Auto Lease Securitization Trust 2021-A
Series 2021-A2-A, 0.25%, 07/15/22	349	349
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2019-A-ICON, REMIC, 3.88%, 01/05/24	820	858
Series 2019-C-ICON, REMIC, 4.54%, 01/05/24	55	56
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-A-AON, REMIC, 4.13%, 07/10/23	3,205	3,399
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFL-WPT, REMIC, 1.03%, (1 Month USD LIBOR + 0.95%), 07/07/23 (c) (e)	692	690
Series 2018-CFX-WPT, REMIC, 4.95%, 07/07/23	565	594
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-Ace
Series 2020-A-ACE, REMIC, 3.29%, 01/10/25	680	705
Series 2020-B-ACE, REMIC, 3.64%, 01/10/25	150	153
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-1440
Series 2021-B-1440, REMIC, 1.82%, (1 Month USD LIBOR + 1.75%), 03/15/24 (c)	2,000	2,001

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JP Morgan Chase & Co.
Series 2016-A-WIKI, REMIC, 2.80%, 10/07/21	166	166
JPMBB Commercial Mortgage Securities Trust 2014-C18
Series 2014-A5-C18, REMIC, 4.08%, 02/16/24	445	479
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-A5-C30, REMIC, 3.82%, 07/17/25	406	444
JPMCC Commercial Mortgage Securities Trust 2017-JP7
Series 2017-A3-JP7, REMIC, 3.38%, 07/17/24	117	123
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-A2-COR7, REMIC, 2.21%, 03/15/25 (c)	500	516
Kayne CLO 5 Ltd
Series 2019-A-5A, 1.53%, (3 Month USD LIBOR + 1.35%), 07/26/32 (c)	250	250
Kayne CLO I Ltd
Series 2018-AR-1A, 1.16%, (3 Month USD LIBOR + 0.98%), 07/15/31 (c)	800	799
Kayne CLO II Ltd
Series 2018-AR-2A, 1.26%, (3 Month USD LIBOR + 1.08%), 10/15/31 (c)	620	621
Key Commercial Mortgage Securities Trust 2018-S1
Series 2018-A1-S1, REMIC, 3.72%, 10/17/23	390	412
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-A-KDIP, REMIC, 0.62%, (1 Month USD LIBOR + 0.55%), 12/15/25 (c)	675	675
KREF Ltd
Series 2018-A-FL1, 1.18%, (1 Month USD LIBOR + 1.10%), 06/17/36 (c) (e)	323	323
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 1.24%, (1 Month USD LIBOR + 1.17%), 06/15/39 (c)	860	860
Series 2021-B-FL1, 1.82%, (1 Month USD LIBOR + 1.75%), 06/15/39 (c)	1,360	1,360
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, 0.77%, (1 Month USD LIBOR + 0.70%), 03/15/23 (c)	3,400	3,404
Loancore 2019-CRE2 Issuer Ltd.
Series 2019-C-CRE2, 2.07%, (1 Month USD LIBOR + 2.00%), 03/15/24 (c)	2,310	2,293
M360 2019-CRE2 LLC
Series 2019-A-CRE2, 1.47%, (1 Month USD LIBOR + 1.40%), 09/15/34 (c)	115	115
Madison Park Funding XI, Ltd.
Series 2013-AR2-11A, REMIC, 1.07%, (3 Month USD LIBOR + 0.90%), 07/23/29 (c)	2,000	2,000
Magnetite XXIX, Limited
Series 2021-A-29A, 1.18%, (3 Month USD LIBOR + 0.99%), 01/17/34 (c)	520	520
Marathon CRE 2018-FL1 Issuer, Ltd.
Series 2018-A-FL1, 1.23%, (1 Month USD LIBOR + 1.15%), 06/16/28 (c)	101	101
Marble Point CLO XV Ltd
Series 2019-A1-1A, 1.59%, (3 Month USD LIBOR + 1.42%), 07/23/32 (c)	250	250
Mercedes-Benz Auto Lease Trust 2021-A
Series 2021-A2-A, 0.18%, 03/15/23	393	393
Series 2021-A3-A, 0.25%, 01/16/24	437	437
Mercedes-Benz Auto Receivables Trust 2020-1
Series 2020-A2-1, 0.46%, 01/18/22	171	171
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-AS-FL6, 1.55%, (1 Month USD LIBOR + 1.45%), 07/18/36 (c)	830	831
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
Series 2013-A4-C7, REMIC, 2.92%, 01/18/23	325	332
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
Series 2013-A4-C8, REMIC, 3.13%, 01/18/23	370	379
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Series 2016-A4-C29, REMIC, 3.33%, 03/17/26	450	485
Morgan Stanley Capital I Trust 2015-420
Series 2015-A-420, REMIC, 3.73%, 10/15/24	381	406
Motel 6 Trust
Series 2017-F-MTL6, REMIC, 4.32%, (1 Month USD LIBOR + 4.25%), 08/15/34 (c)	1,420	1,425
Mountain View CLO X Ltd
Series 2015-AR-10A, 1.01%, (3 Month USD LIBOR + 0.82%), 10/13/27 (c)	319	320
MRA Issuance Trust 2021-8
Series 2021-A1Y-8, 1.22%, (1 Month USD LIBOR + 1.15%), 10/15/21 (c)	5,900	5,891
Natixis Commercial Mortgage Securities Trust 2018-285M
Series 2018-A-285M, REMIC, 3.79%, 11/17/22 (c)	1,000	1,028
Navient Private Education Refi Loan Trust
Series 2021-A-CA, 1.06%, 10/15/69	2,125	2,130
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	574	576
Nelnet Student Loan Trust 2021-A
Series 2021-APT1-A, 1.36%, 04/20/62	850	850
Newark BSL CLO 2 Ltd
Series 2017-A1R-1A, 1.15%, (3 Month USD LIBOR + 0.97%), 07/25/30 (c)	300	300
Nissan Auto Lease Trust
Series 2020-A3-B, 0.43%, 10/16/23	343	344
OCP CLO Ltd
Series 2019-A1R-17A, 0.00%, (3 Month USD LIBOR + 1.04%), 07/20/32 (c)	1,940	1,940
Octagon Investment Partners 32 Ltd
Series 2017-A1R-1A, 1.12%, (3 Month USD LIBOR + 0.95%), 07/16/29 (c)	1,440	1,440
Octagon Investment Partners XIV Ltd
Series 2012-AARR-1A, 1.06%, (3 Month USD LIBOR + 0.95%), 07/16/29 (c)	470	470
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 1.18%, (3 Month USD LIBOR + 1.00%), 01/27/31 (c)	250	250
Octagon Investment Partners XXI Ltd
Series 2014-AAR3-1A, 1.15%, (3 Month USD LIBOR + 1.00%), 02/14/31 (c)	620	620
Octane Receivables Trust 2021-1
Series 2021-A-1A, 0.93%, 03/22/27	598	598
One Bryant Park Trust 2019-OBP
Series 2019-A-OBP, 2.52%, 09/17/29	5,300	5,496
One New York Plaza Trust 2020-1NYP
Series 2020-AJ-1NYP, REMIC, 1.35%, (1 Month USD LIBOR + 1.25%), 01/15/23 (c)	670	674
OZLM VIII, Ltd.
Series 2014-A1RR-8A, 1.36%, (3 Month USD LIBOR + 1.17%), 10/17/29 (c)	496	496
OZLM XVII, Ltd.
Series 2017-A1-17A, 1.44%, (3 Month USD LIBOR + 1.25%), 07/22/30 (c)	1,491	1,491
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 0.96%, (3 Month USD LIBOR + 0.80%), 02/22/28 (c)	267	267
Parallel 2015-1 Ltd
Series 2015-AR-1A, 1.04%, (3 Month USD LIBOR + 0.85%), 07/20/27 (c)	102	102
Parallel 2017-1 Ltd
Series 2017-A1R-1A, 1.25%, (3 Month USD LIBOR + 1.03%), 07/20/29 (c)	500	498
PFP 2019-6, Ltd.
Series 2019-A-6, 1.13%, (1 Month USD LIBOR + 1.05%), 04/16/37 (c) (e)	656	656
PFP 2021-7, Ltd.
Series 2021-A-7, 0.95%, (1 Month USD LIBOR + 0.85%), 04/16/38 (c)	1,500	1,500
PFS Financing Corp.
Series 2018-A-F, 3.52%, 10/15/21	4,175	4,215
Series 2020-A-E, 1.00%, 10/16/23	1,000	1,008
Series 2020-A-G, 0.97%, 02/15/24	1,442	1,451
Ready Captial Mortgage Financing 2019-FL3 LLC
Series 2019-A-FL3, REMIC, 1.09%, (1 Month USD LIBOR + 1.00%), 03/27/34 (c)	177	176
Regatta Funding LP 2013-2A
Series 2013-A1R3-2A, 1.03%, (3 Month USD LIBOR + 0.85%), 01/16/29 (c)	1,345	1,344

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Romark CLO Ltd
Series 2017-A2R-1A, 0.00%, 10/23/30 (c)	2,220	2,220
Santander Drive Auto Receivables Trust 2018-4
Series 2018-C-4, 3.56%, 01/18/22	114	114
Series 2018-D-4, 3.98%, 06/15/23	1,034	1,062
Santander Drive Auto Receivables Trust 2019-3
Series 2019-C-3, REMIC, 2.49%, 05/15/23	688	696
Santander Drive Auto Receivables Trust 2020-2
Series 2020-D-2, 2.22%, 03/17/25	615	629
Santander Drive Auto Receivables Trust 2021-1
Series 2021-C-1, 0.75%, 11/15/24	379	379
Series 2021-D-1, 1.45%, 11/15/24	430	432
Series 2021-C-1, 1.02%, 06/15/27	475	477
Santander Drive Auto Receivables Trust 2021-2
Series 2021-A2-2, 0.28%, 04/15/24	1,450	1,450
Series 2021-D-2, 1.35%, 07/15/27	1,595	1,596
Santander Retail Auto Lease Trust 2021-A
Series 2021-A3-A, REMIC, 0.51%, 12/20/23	1,875	1,876
SCF Equipment Leasing 2019-2 LLC
Series 2019-B-2A, 2.76%, 08/20/26	1,500	1,554
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	850	845
Series 2021-B-1A, 1.37%, 08/20/29	1,000	999
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 1.25%, (1 Month USD LIBOR + 1.15%), 05/15/28 (c)	1,360	1,362
Shackleton 2017-X CLO Ltd
Series 2017-AR-10A, 1.26%, (3 Month USD LIBOR + 1.04%), 04/20/29 (c)	250	250
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-B-FUN, REMIC, 1.32%, (1 Month USD LIBOR + 1.25%), 06/16/31 (c) (e)	705	705
SMB Private Education Loan Trust 2021-A
Series 2021-A1-A, 0.57%, (1 Month USD LIBOR + 0.50%), 01/15/53 (c)	142	142
Sound Point CLO, Ltd.
Series 2013-B-2RA, 1.63%, (3 Month USD LIBOR + 1.45%), 04/16/29 (c)	250	246
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/23	1,360	1,359
Synchrony Card Issuance Trust
Series 2018-A-A1, 3.38%, 09/15/21	2,062	2,076
TCI-Flatiron Clo 2017-1 Ltd
Series 2017-AR-1A, 1.08%, (3 Month USD LIBOR + 0.96%), 11/18/30 (c)	720	720
TCI-Flatiron Clo 2018-1 Ltd
Series 2018-ANR-1A, 1.24%, (3 Month USD LIBOR + 1.06%), 01/29/32 (c)	250	250
TCW CLO 2019-1 AMR Ltd
Series 2019-A-1A, 1.17%, (3 Month USD LIBOR + 0.97%), 02/15/29 (c) (e)	238	237
The Bancorp Commercial Mortgage 2019-CRE6 Trust
Series 2019-A-CRE6, REMIC, 1.12%, (1 Month USD LIBOR + 1.05%), 06/17/22 (c)	261	261
Toyota Auto Loan Extended Note Trust 2021-1
Series 2021-A-1A, 1.07%, 02/25/26 (e)	2,600	2,602
Toyota Auto Receivables 2020-D Owner Trust
Series 2020-A2-D, 0.23%, 04/15/22	283	283
Series 2020-A3-D, 0.35%, 10/16/23	1,166	1,167
Toyota Auto Receivables Owner Trust
Series 2019-A3-A, 2.91%, 07/17/23	66	67
TRTX 2019-FL3 Issuer Ltd
Series 2019-A-FL3, 1.23%, (1 Month USD LIBOR + 1.15%), 10/17/34 (c)	1,138	1,138
UBS Commercial Mortgage Trust 2012-C1
Series 2012-A3-C1, REMIC, 3.40%, 03/11/22	331	334
UBS-Barclays Commercial Mortgage Trust
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	390	399
UBS-Barclays Commercial Mortgage Trust 2013-C6
Series 2013-A4-C6, REMIC, 3.24%, 03/10/23	1,077	1,114
Upstart Securitization Trust 2021-2
Series 2021-A-2, 0.91%, 06/20/31	1,011	1,010
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	278	279
Verizon Owner Trust 2020-C
Series 2020-A-C, 0.41%, 12/20/23	2,975	2,980
Verus Securitization Trust
Series 2021-A1-3, 1.05%, 06/25/66	855	855
Verus Securitization Trust 2020-5
Series 2020-A1-5, REMIC, 1.22%, 05/25/65 (e)	129	129
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (c)	791	792
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	1,428	1,428
VNDO 2012-6AVE Mortgage Trust
Series 2012-A-6AVE, REMIC, 3.00%, 11/17/22	1,623	1,666
Volkswagen Auto Loan Enhanced Trust 2018-2
Series 2018-A3-2, 3.25%, 02/22/22	257	259
Volkswagen Auto Loan Enhanced Trust 2020-1
Series 2020-A3-1, 0.98%, 11/20/24	130	131
Series 2020-A4-1, 1.26%, 08/20/26	493	500
Waikiki Beach Hotel Trust 2019-WBM
Series 2019-A-WBM, REMIC, 1.12%, (1 Month USD LIBOR + 1.05%), 12/15/33 (c)	128	128
Series 2019-D-WBM, REMIC, 2.10%, (1 Month USD LIBOR + 2.03%), 12/15/33 (c)	500	497
Westlake Automobile Receivables Trust 2019-1
Series 2019-C-1A, 3.45%, 03/15/24	190	192
Westlake Automobile Receivables Trust 2019-3
Series 2019-C-3A, 2.49%, 04/15/22	380	386
Westlake Automobile Receivables Trust 2020-1
Series 2020-B-1A, 1.94%, 04/15/25	3,700	3,745
Westlake Automobile Receivables Trust 2020-2
Series 2020-A2A-2A, 0.93%, 03/15/22	2,994	3,002
Westlake Automobile Receivables Trust 2021-2
Series 2021-A2A-2A, 0.32%, 04/15/25	1,960	1,958
Series 2021-C-2A, 0.89%, 07/15/26	665	665
World Omni Automobile Lease Securitization Trust
Series 2019-A3-A, REMIC, 2.94%, 09/15/21	17	17
World Omni Automobile Lease Securitization Trust 2020-B
Series 2020-A3-B, 0.45%, 02/15/24	1,166	1,169
York CLO-2 Ltd
Series 2015-AR-1A, 1.33%, (3 Month USD LIBOR + 1.15%), 01/22/31 (c)	2,900	2,901
Series 2015-BR-1A, 1.63%, (3 Month USD LIBOR + 1.45%), 01/22/31 (c)	478	478
Total Non-U.S. Government Agency Asset-Backed Securities (cost $270,109)		271,291
GOVERNMENT AND AGENCY OBLIGATIONS 11.5%
U.S. Treasury Note 11.0%
Treasury, United States Department of
0.13%, 03/31/23 - 05/31/23	69,094	68,964
0.38%, 04/15/24	8,101	8,091
0.75%, 03/31/26	6,189	6,161
		83,216
Sovereign 0.5%
Kenya, Government of
6.88%, 06/24/24 (a)	800	880
Ministerul Finantelor Publice
4.88%, 01/22/24 (a)	42	46
Morocco, Kingdom of
4.25%, 12/11/22 (a)	550	577
Saudi Arabia, Government of
2.38%, 10/26/21 (a)	1,000	1,006
The Arab Republic of Egypt
6.13%, 01/31/22 (a)	450	460
The Republic of Indonesia, The Government of
4.45%, 02/11/24	550	602
		3,571
Municipal 0.0%
Illinois, State of
4.95%, 06/01/23	237	253
JFK International Air Terminal LLC
1.36%, 12/01/21	55	55
1.61%, 12/01/22	55	56
		364
Total Government And Agency Obligations (cost $87,195)		87,151

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
SENIOR FLOATING RATE INSTRUMENTS 6.6%
Industrials 1.3%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (c)	509	530
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 0.00%, (3 Month USD LIBOR + 1.75%), 01/15/25 (c) (j)	748	746
Boeing Company The
Delayed Draw Term Loan, 1.37%, (3 Month USD LIBOR + 1.25%), 02/06/22 (c)	3,129	3,124
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 02/05/23 (c)	1,940	1,934
The Hillman Group, Inc.
2018 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 05/16/25 (c)	248	247
Welbilt, Inc.
2018 Term Loan B, 2.59%, (1 Month USD LIBOR + 2.50%), 10/16/25 (c)	1,216	1,205
XPO Logistics, Inc.
2018 Term Loan B, 1.88%, (3 Month USD LIBOR + 1.75%), 02/23/25 (c)	1,924	1,914
		9,700
Communication Services 1.2%
AT&T Inc.
2021 Delayed Draw Term Loan , 1.09%, (3 Month USD LIBOR + 1.00%), 01/28/22 (c)	600	599
CenturyLink, Inc.
2020 Term Loan A, 2.09%, (1 Month USD LIBOR + 2.00%), 01/31/25 (c)	281	279
Charter Communications Operating, LLC
2017 Term Loan A2, 1.60%, (1 Month USD LIBOR + 1.50%), 03/31/23 (c) (k)	836	832
2019 Term Loan B1, 0.00%, (3 Month USD LIBOR + 1.75%), 04/30/25 (c) (j)	304	303
2019 Term Loan B1, 1.85%, (1 Month USD LIBOR + 1.75%), 04/30/25 (c)	2,778	2,772
Comcast Hulu Holdings, LLC
Term Loan A, 0.97%, (1 Month USD LIBOR + 0.88%), 03/15/24 (c) (k)	3,163	3,132
Nexstar Media Group, Inc. Class A
Term Loan, 0.00%, (3 Month USD LIBOR + 1.75%), 09/19/24 (c) (j)	785	781
		8,698
Consumer Discretionary 1.1%
Boyd Gaming Corporation
Term Loan B3, 0.00%, (3 Month USD LIBOR + 2.25%), 09/15/23 (c) (j)	548	547
Term Loan B3, 2.34%, (3 Month USD LIBOR + 2.25%), 09/15/23 (c)	249	249
Carnival Corporation
USD Term Loan B, 8.50%, (3 Month USD LIBOR + 7.50%), 06/29/25 (c)	1,471	1,504
Core & Main LP
2017 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 07/19/24 (c)	148	148
CWGS Group, LLC
2021 Term Loan B, 3.25%, (1 Month USD LIBOR + 2.50%), 05/25/28 (c)	194	193
Ford Motor Company
Unsecured Term Loan, 1.85%, (1 Month USD LIBOR + 1.75%), 12/31/22 (c) (k)	1,200	1,185
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.84%, (1 Month USD LIBOR + 1.75%), 10/25/23 (c)	1,017	1,008
Panera Bread Company
Term Loan A, 2.37%, (3 Month USD LIBOR + 2.25%), 07/18/22 (c)	2,344	2,294
Seminole Tribe of Florida
2018 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 07/26/24 (c)	1,298	1,296
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.69%, (3 Month USD LIBOR + 3.50%), 06/29/25 (c)	77	77
		8,501
Health Care 0.8%
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 08/15/24 (c)	715	714
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (c)	112	112
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (c)	726	725
DaVita, Inc.
2020 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 07/30/26 (c)	1,096	1,089
Gentiva Health Services, Inc.
2020 Term Loan, 2.87%, (3 Month USD LIBOR + 2.75%), 07/02/25 (c)	1,644	1,640
IQVIA Inc.
2020 Term Loan A2, 2.75%, (3 Month USD LIBOR + 1.50%), 06/13/23 (c)	256	254
NVA Holdings, Inc.
2020 Term Loan A5, 2.63%, (1 Month USD LIBOR + 2.50%), 02/19/25 (c) (k)	195	191
PPD, Inc.
Initial Term Loan, 2.75%, (1 Month USD LIBOR + 2.25%), 01/06/28 (c)	1,481	1,478
		6,203
Energy 0.6%
Buckeye Partners, L.P.
2021 Term Loan B, 2.34%, (1 Month USD LIBOR + 2.25%), 11/01/26 (c)	1,169	1,160
Cheniere Corpus Christi Holdings, LLC
Delayed Draw Term Loan Tranche 2, 0.00%, (3 Month USD LIBOR + 1.75%), 06/30/24 (c) (j)	640	638
Delayed Draw Term Loan Tranche 2, 1.84%, (1 Month USD LIBOR + 1.75%), 06/30/24 (c)	605	603
Hess Corporation
Term Loan, 2.87%, (1 Month USD LIBOR + 2.25%), 03/16/23 (c) (k)	2,180	2,158
		4,559
Real Estate 0.5%
Invitation Homes Operating Partnership LP
2020 Term Loan A, 0.00%, (3 Month USD LIBOR + 1.00%), 01/31/25 (c) (j)	197	195
2020 Term Loan A, 1.08%, (1 Month USD LIBOR + 1.00%), 01/31/25 (c)	2,723	2,696
VICI Properties 1 LLC
Replacement Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 12/13/24 (c)	1,268	1,257
		4,148
Information Technology 0.4%
Colorado Buyer Inc
2nd Lien Term Loan, 8.25%, (3 Month USD LIBOR + 7.25%), 05/01/25 (c)	608	601
Global Payments Inc.
2019 Term Loan, 2.02%, (1 Month USD LIBOR + 1.38%), 07/09/24 (c) (k)	1,298	1,285
Salesforce.Com, Inc.
Term Loan, 0.00%, 12/23/23 (j)	1,003	1,000
Science Applications International Corporation
2020 Incremental Term Loan B, 1.97%, (1 Month USD LIBOR + 1.88%), 03/05/27 (c)	91	90
		2,976
Financials 0.3%
Asurion LLC
2018 Term Loan B6, 3.09%, (1 Month USD LIBOR + 3.00%), 11/03/23 (c)	1,452	1,444
Avolon TLB Borrower 1 (US) LLC
2020 Term Loan B5, 3.25%, (1 Month USD LIBOR + 2.50%), 12/01/27 (c)	89	89
Nielsen Finance LLC
USD Term Loan B4, 2.08%, (1 Month USD LIBOR + 2.00%), 10/04/23 (c)	1,027	1,026
		2,559
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Materials 0.2%
Axalta Coating Systems US Holdings Inc.
Term Loan, 1.95%, (3 Month USD LIBOR + 1.75%), 06/01/24 (c)	220	218
Dupont Performance
USD Term Loan B3, 0.00%, (1 Month USD LIBOR + 1.75%), 06/01/24 (c) (j)	215	214
Nutrition & Biosciences, Inc.
3 Year Delayed Draw Term Loan, 1.43%, (3 Month USD LIBOR + 1.25%), 01/17/23 (c)	233	232
Owens-Illinois Inc.
2019 Tranche A Term Loan A, 1.69%, (1 Month USD LIBOR + 1.50%), 06/25/24 (c) (k)	995	985
		1,649
Consumer Staples 0.2%
US Foods, Inc.
2016 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 06/27/23 (c)	1,216	1,204
Total Senior Floating Rate Instruments (cost $50,363)		50,197
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 0.01% (l) (m)	9,132	9,132
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (l) (m)	2,431	2,431
Total Short Term Investments (cost $11,563)		11,563
Total Investments 100.9% (cost $759,593)		763,829
Other Derivative Instruments (0.0)%		(13)
Other Assets and Liabilities, Net (0.9)%		(6,772)
Total Net Assets 100.0%		757,044

(a)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $169,628 and 22.4% of the Fund.

(b)  Convertible security.

(c)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(f)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(h)  All or a portion of the security was on loan as of June 30, 2021.

(i)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j)  This senior floating rate interest will settle after June 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l)  Investment in affiliate.

(m)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

Summary of Investments by Country^	Total Long Term Investments
United States of America	71.7%
Cayman Islands	10.1
United Kingdom	3.7
Switzerland	2.2
Ireland	2.2
Canada	1.7
Italy	1.1
Denmark	1.0
Germany	0.8
Netherlands	0.7
Australia	0.7
Mexico	0.6
South Korea	0.5
Brazil	0.4
India	0.3
Panama	0.3
Bermuda	0.3
Luxembourg	0.2
Saudi Arabia	0.2
China	0.2
Liberia	0.1
France	0.1
Argentina	0.1
United Arab Emirates	0.1
Kenya	0.1
Singapore	0.1
Indonesia	0.1
Morocco	0.1
Egypt	0.1
Finland	0.1
Turkey	0.1
Uruguay	—
Sweden	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Summary of Investments by Country^	Total Long Term Investments
Mauritius	—
Romania	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
BG Gas International B.V., 0.00%, 11/04/21	05/12/20	348	349	—
Commonwealth Bank of Australia, 3.38%, 10/20/26	03/24/21	732	732	0.1
Dolphin Energy Limited, 5.50%, 12/15/21	05/26/21	884	883	0.1
UBS AG, 5.13%, 05/15/24	08/14/20	2,077	2,094	0.3
		4,041	4,058	0.5

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	696	October 2021	153,604	16	(262)

Short Contracts
United States 5 Year Note	(468)	October 2021	(57,963)	(29)	198

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	343,627	—	343,627
Non-U.S. Government Agency Asset-Backed Securities	—	271,291	—	271,291
Government And Agency Obligations	—	87,151	—	87,151
Senior Floating Rate Instruments	—	50,197	—	50,197
Short Term Investments	11,563	—	—	11,563
	11,563	752,266	—	763,829
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	198	—	—	198
	198	—	—	198
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(262)	—	—	(262)
	(262)	—	—	(262)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.5%
Communication Services 95.7%
Activision Blizzard, Inc. (a)	56	5,332
Advantage Solutions, Inc. - Class A (a) (b)	8	91
Alphabet Inc. - Class A (a)	22	52,809
Alphabet Inc. - Class C (a)	21	51,322
Altice USA, Inc. - Class A (a)	17	564
AMC Entertainment Holdings, Inc. - Class A (a) (b)	36	2,055
AT&T Inc. (a)	513	14,769
Cable One, Inc.	—	740
Cardlytics, Inc. (a)	2	291
Cargurus Inc. - Class A (a)	7	180
Charter Communications, Inc. - Class A (a)	10	7,140
Cinemark Holdings, Inc. (a)	8	184
Cogent Communications Group, Inc. (a)	3	235
Comcast Corporation - Class A (a)	330	18,806
Discovery, Inc. - Series A (a) (b)	12	360
Discovery, Inc. - Series C (a)	22	635
Dish Network Corporation - Class A (a)	18	751
Electronic Arts Inc.	21	2,943
Facebook, Inc. - Class A (a)	172	59,910
Fox Corporation - Class A (a)	23	869
Fox Corporation - Class B (a)	11	383
Interpublic Group of Cos. Inc.	28	916
Iridium Communications Inc. (a)	8	326
John Wiley & Sons Inc. - Class A	3	196
Liberty Broadband Corp. - Series A (a)	2	288
Liberty Broadband Corp. - Series C (a)	12	2,009
Liberty Latin America Ltd. - Class A (a)	4	58
Liberty Latin America Ltd. - Class C (a)	11	161
Liberty Media Corporation - Series A (a)	2	90
Liberty Media Corporation - Series C (a)	14	688
Liberty SiriusXM Group - Series A (a)	6	281
Liberty SiriusXM Group - Series C (a)	13	579
Lions Gate Entertainment Corp. - Class A (a)	5	98
Lions Gate Entertainment Corp. - Class B (a)	9	168
Live Nation Entertainment, Inc. (a)	10	900
Lumen Technologies Inc.	71	967
Magnite, Inc. (a)	10	326
Match Group Holdings II, LLC (a)	19	3,137
Match Group, Inc. (a)	6	924
Netflix, Inc. (a)	32	16,832
New York Times Co. - Class A	10	454
News Corporation - Class A (a)	28	732
News Corporation - Class B (a)	9	225
Nexstar Media Group, Inc. - Class A (a)	3	453
Omnicom Group Inc.	15	1,225
Pinterest, Inc. - Class A (a)	40	3,117
Playtika Holding Corp. (a)	6	135
Roku Inc. - Class A (a)	8	3,790
Shenandoah Telecommunications Company (a)	4	168
Sirius XM Holdings Inc. (a) (b)	81	530
Skillz Inc. - Class A (a) (b)	18	389
Snap Inc. - Class A (a)	67	4,592
Take-Two Interactive Software Inc. (a)	8	1,469
TEGNA Inc.	15	289
Telephone & Data Systems Inc.	7	164
The Madison Square Garden Company - Class A (a)	1	227
T-Mobile USA, Inc. (a)	42	6,090
Twitter, Inc. (a)	57	3,951
Verizon Communications Inc.	298	16,671
ViacomCBS Inc. - Class A (a) (b)	1	46
ViacomCBS Inc. - Class B (a)	43	1,957
Vonage Holdings Corp. (a)	17	239
Walt Disney Co.	131	22,972
Warner Music Group Corp. - Class A (a)	7	247
World Wrestling Entertainment, Inc. - Class A	3	187
Yelp Inc. (a)	5	211
Zillow Group, Inc. - Class A (a)	3	315
Zillow Group, Inc. - Class C (a)	12	1,416
Zynga Inc. - Class A (a)	71	753
		322,327
Information Technology 3.2%
InterDigital Communications, Inc. (a)	2	152
Twilio Inc. - Class A (a)	12	4,596
Zoom Video Communications, Inc. - Class A (a)	15	5,918
		10,666
Consumer Discretionary 0.6%
Airbnb, Inc. - Class A (a)	11	1,607
Doordash, Inc. - Class A (a)	3	439
Shutterstock Inc.	2	159
		2,205
Industrials 0.0%
Cimpress Public Limited Company (a)	1	143
Total Common Stocks (cost $234,537)		335,341
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	2,013	2,013
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	912	912
Total Short Term Investments (cost $2,925)		2,925
Total Investments 100.4% (cost $237,462)		338,266
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net (0.4)%		(1,450)
Total Net Assets 100.0%		336,813

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	14	September 2021	1,447	(3)	35

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	335,341	—	—	335,341
Short Term Investments	2,925	—	—	2,925
	338,266	—	—	338,266

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	35	—	—	35
	35	—	—	35

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.8%
Consumer Discretionary 92.9%
Abercrombie & Fitch Co. - Class A (a)	24	1,133
Academy, Ltd. (a)	15	641
Acushnet Holdings Corp.	14	706
Adient Public Limited Company (a)	40	1,798
Advance Auto Parts, Inc.	27	5,633
Amazon.com Inc. (a)	114	393,200
American Eagle Outfitters, Inc. (b)	63	2,375
Aptiv PLC (a)	113	17,844
Aramark	107	3,989
Asbury Automotive Group, Inc. (a)	8	1,401
Autoliv, Inc.	33	3,252
AutoNation, Inc. (a)	23	2,146
AutoZone Inc. (a)	9	13,548
Bally's Corporation (a)	12	634
Bed Bath & Beyond Inc. (a)	45	1,499
Best Buy Co. Inc.	94	10,767
Bloomin' Brands, Inc. (a)	32	865
BorgWarner Inc.	101	4,899
Boyd Gaming Corporation (a)	34	2,095
Bright Horizons Family Solutions Inc. (a)	26	3,766
Brinker International Inc. (a)	19	1,189
Brunswick Corp.	33	3,257
Burlington Stores Inc. (a)	28	8,984
Caesars Entertainment, Inc. (a)	87	9,036
Callaway Golf Co. (a)	46	1,546
Canoo Technologies Inc. - Class A (a) (b)	56	558
Capri Holdings Limited (a)	64	3,639
CarMax Inc. (a)	68	8,838
Carnival Plc (a)	335	8,824
Carter's Inc. (a)	19	1,923
Carvana Co. - Class A (a)	27	8,187
Century Communities Inc.	12	769
Cheesecake Factory Inc. (a)	17	913
Chewy, Inc. - Class A (a)	35	2,773
Chipotle Mexican Grill Inc. (a)	12	18,302
Choice Hotels International Inc.	12	1,466
Churchill Downs Inc. (a)	15	2,904
Columbia Sportswear Co. (a)	13	1,271
Cracker Barrel Old Country Store, Inc. (a)	10	1,490
Crocs Inc. (a)	28	3,226
D.R. Horton, Inc.	138	12,437
Dana Holding Corp.	61	1,454
Darden Restaurants Inc.	55	8,012
Dave & Buster's Entertainment Inc. (a)	19	764
Deckers Outdoor Corp. (a)	12	4,482
Dick's Sporting Goods Inc.	28	2,786
Domino's Pizza, Inc.	16	7,599
Dorman Products Inc. (a)	12	1,256
Draftkings Inc. - Class A (a) (b)	135	7,064
eBay Inc. (a)	271	19,055
ETSY, Inc. (a)	53	10,971
Five Below, Inc. (a)	24	4,555
Floor & Decor Holdings Inc. - Class A (a)	44	4,655
Foot Locker, Inc.	43	2,635
Ford Motor Company (a)	1,644	24,427
Fox Factory Holding Corp. (a)	18	2,753
Frontdoor, Inc. (a)	36	1,802
GameStop Corp. - Class A (a)	23	4,983
Gap Inc.	87	2,928
General Motors Company (a)	534	31,595
Gentex Corp. (a)	103	3,397
Gentherm Incorporated (a)	13	927
Genuine Parts Co.	61	7,665
Group 1 Automotive Inc.	7	1,111
GrowGeneration Corp. (a) (b)	20	970
H & R Block, Inc.	78	1,822
Hanesbrands Inc.	148	2,755
Harley-Davidson, Inc.	65	2,972
Hasbro, Inc. (a)	54	5,099
Hilton Grand Vacations Inc. (a)	36	1,492
Hilton Worldwide Holdings Inc. (a)	117	14,087
Hyatt Hotels Corp. - Class A (a)	16	1,229
Jack in the Box Inc. (a)	9	976
KB Home	38	1,532
Kohl's Corporation	65	3,576
Kontoor Brands, Inc.	20	1,123
L Brands, Inc.	98	7,082
Las Vegas Sands Corp. (a)	138	7,261
LCI Industries	11	1,399
Lear Corporation	23	4,045
Leggett & Platt Inc.	56	2,915
Lennar Corporation - Class A	115	11,440
Lennar Corporation - Class B	6	531
Leslie's, Inc. (a)	36	997
Levi Strauss & Co. - Class A	33	909
LGI Homes, Inc. (a)	9	1,506
Lithia Motors Inc. - Class A	12	4,284
LKQ Corporation (a)	117	5,739
Lowe`s Companies, Inc.	296	57,375
Lululemon Athletica Inc. (a)	50	18,130
Macy's, Inc. (a)	131	2,490
Marriott International, Inc. - Class A (a)	112	15,285
Marriott Vacations Worldwide Corporation (a)	18	2,847
Mattel, Inc. (a)	147	2,960
McDonald's Corporation	312	72,131
MDC Holdings Inc.	23	1,185
Medifast, Inc.	5	1,311
MercadoLibre S.R.L (a)	19	29,959
Meritage Homes Corporation (a)	16	1,493
MGM Resorts International	171	7,288
Mohawk Industries Inc. (a)	25	4,721
Monro Inc. (a)	13	838
Murphy USA Inc.	11	1,430
National Vision Holdings, Inc. (a)	34	1,752
NIKE, Inc. - Class B	534	82,429
Nordstrom Inc. (a)	46	1,684
Norwegian Cruise Line Holdings Ltd. (a) (b)	155	4,557
NVR, Inc. (a)	1	7,137
O'Reilly Automotive, Inc. (a)	29	16,570
Overstock.com Inc. (a) (b)	18	1,671
Papa John's International Inc. (a)	14	1,455
Peloton Interactive, Inc. - Class A (a)	113	13,962
Penn National Gaming Inc. (a)	62	4,767
Penske Automotive Group, Inc.	14	1,027
Petco Health And Wellness Company, Inc. - Class A (a)	29	640
Planet Fitness, Inc. - Class A (a)	35	2,636
Polaris Industries Inc.	24	3,311
Pool Corporation (a)	17	7,723
Pulte Homes Inc.	111	6,057
Purple Innovation, Inc. (a)	24	635
PVH Corp. (a)	30	3,222
Quantumscape Corporation - Class A (a) (b)	71	2,079
Qurate Retail, Inc. - Series A (a)	161	2,110
Ralph Lauren Corp. - Class A	20	2,404
Red Rock Resorts, Inc. - Class A (a)	26	1,093
RH (a)	7	4,782
Ross Stores Inc. (a)	150	18,545
Royal Caribbean Cruises Ltd.	91	7,788
Sally Beauty Holdings, Inc. (a)	44	982
Scientific Games Corporation (a)	24	1,844
Seaworld Entertainment, Inc. (a)	20	1,011
Service Corp. International	70	3,743
Shake Shack Inc. - Class A (a)	15	1,643
Signet Jewelers Limited (a)	21	1,667
Six Flags Operations Inc.	32	1,388
Skechers U.S.A. Inc. - Class A (a)	56	2,807
Skyline Corp. (a)	20	1,094
Sleep Number Corporation (a)	10	1,060
Starbucks Corporation (a)	493	55,128
Steven Madden Ltd. (a)	33	1,432
Stitch Fix, Inc. - Class A (a)	27	1,613
Tapestry Inc. (a)	117	5,086
Taylor Morrison Home II Corporation - Class A (a)	54	1,440
Tempur Sealy International, Inc.	77	3,017
Terminix Global Hldgs Inc. (a)	54	2,575

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Tesla Inc. (a)	323	219,273
Texas Roadhouse Inc. - Class A (a)	28	2,663
The Goodyear Tire & Rubber Company (a)	118	2,032
The Home Depot, Inc.	445	141,923
The RealReal, Inc. (a)	24	474
The Wendy's Company	76	1,774
Thor Industries Inc.	23	2,589
TJX Cos. Inc.	506	34,092
Toll Brothers Inc.	47	2,740
Tractor Supply Co. (a)	48	8,995
TRI Pointe Homes, Inc. (a)	50	1,081
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	23	7,955
Under Armour Inc. - Class A (a)	80	1,688
Under Armour Inc. - Class C (a)	82	1,531
Urban Outfitters Inc. (a)	29	1,194
Vail Resorts, Inc. (a)	17	5,346
Veoneer, Inc. (a) (b)	37	853
VF Corp.	135	11,062
Visteon Corporation (a)	12	1,428
Vroom, Inc. (a)	16	653
Wayfair Inc. - Class A (a) (b)	31	9,758
Whirlpool Corporation	26	5,729
Williams-Sonoma Inc.	32	5,105
Wingstop Inc. (a)	13	1,980
Winnebago Industries Inc.	13	900
Wolverine World Wide, Inc.	35	1,174
Wyndham Destinations, Inc.	36	2,161
Wyndham Hotels & Resorts, Inc.	39	2,849
Wynn Resorts Ltd. (a)	44	5,400
YETI Holdings, Inc. (a)	32	2,912
Yum! Brands, Inc.	125	14,376
		1,825,039
Materials 3.4%
Amcor Plc	647	7,418
AptarGroup, Inc.	27	3,871
Ball Corp.	138	11,152
Berry Global Group, Inc. (a)	56	3,685
Crown Holdings Inc.	57	5,785
Diversey Holdings, Ltd. (a)	18	319
Graphic Packaging Holding Company	119	2,155
Greif Inc. - Class A	11	679
International Paper Company	164	10,073
O-I Glass, Inc. (a)	62	1,016
Packaging Corporation of America	40	5,397
Reynolds Consumer Products LLC	23	700
Reynolds Group Holdings Limited (a)	17	260
Sealed Air Corporation	64	3,780
Silgan Holdings Inc. (a)	33	1,372
Sonoco Products Co.	42	2,843
Westrock Company, Inc.	111	5,900
		66,405
Communication Services 2.5%
Booking Holdings Inc. (a)	17	37,578
Expedia Group, Inc. (a)	59	9,698
TripAdvisor Inc. (a)	41	1,643
		48,919
Industrials 1.0%
Albany International Corp. - Class A	12	1,080
Allison Systems, Inc.	45	1,793
Chargepoint Inc. - Class A (a) (b)	64	2,218
Driven Brands Holdings Inc. (a)	12	388
Fortune Brands Home & Security, Inc.	58	5,786
Herman Miller Inc. (a)	23	1,096
KAR Auction Services, Inc. (a)	55	963
Meritor, Inc. (a)	31	719
Nikola Subsidiary Corporation (a) (b)	60	1,075
Rollins Inc.	94	3,206
Rush Enterprises Inc. - Class A (a)	18	781
		19,105
Financials 0.0%
Cannae Holdings, Inc. (a)	36	1,236
Information Technology 0.0%
Aeva Technologies, Inc. (a)	36	379
Total Common Stocks (cost $1,208,982)		1,961,083
RIGHTS 0.0%
Dyax Corp. (a) (b) (c)	27	2
Total Rights (cost $0)		2
OTHER EQUITY INTERESTS 0.0%
Diamond Resorts International (a) (d) (e)	13	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (f) (g)	10,955	10,955
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.01% (f) (g)	4,525	4,525
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.03%, 05/19/22 (h) (i)	182	182
Total Short Term Investments (cost $15,662)		15,662
Total Investments 100.6% (cost $1,224,644)		1,976,747
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net (0.6)%		(12,091)
Total Net Assets 100.0%		1,964,661

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(f) Investment in affiliate.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(h)  All or a portion of the security is pledged or segregated as collateral.

(i)  The coupon rate represents the yield to maturity.

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	29	September 2021	5,143	5	86

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,961,083	—	—	1,961,083
Rights	—	2	—	2
Other Equity Interests	—	—	—	—
Short Term Investments	15,480	182	—	15,662
	1,976,563	184	—	1,976,747
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	86	—	—	86
	86	—	—	86

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.2%
Consumer Staples 91.6%
Altria Group, Inc.	159	7,598
Archer-Daniels-Midland Company	48	2,925
Beyond Meat, Inc. (a) (b)	4	702
BJ's Wholesale Club Holdings, Inc. (a)	12	588
Boston Beer Co. Inc. - Class A (a)	1	841
Brown-Forman Corp. - Class A	5	366
Brown-Forman Corp. - Class B	16	1,211
Bunge Limited	12	973
Campbell Soup Company	18	821
Casey's General Stores Inc. (a)	3	643
Celsius Holdings, Inc. (a)	4	269
Central Garden & Pet Co. (a)	1	72
Central Garden & Pet Co. - Class A (a)	4	192
Church & Dwight Co. Inc.	21	1,811
Coca-Cola Consolidated Inc. (a)	1	187
Colgate-Palmolive Co.	73	5,938
ConAgra Brands Inc.	42	1,542
Constellation Brands, Inc. - Class A	15	3,438
Costco Wholesale Corporation (a)	38	15,013
Coty Inc. - Class A (a)	28	257
Darling Ingredients Inc. (a)	14	970
Dollar General Corporation	20	4,426
Estee Lauder Cos. Inc. - Class A	20	6,340
Flowers Foods Inc.	18	437
Freshpet Inc. (a)	4	632
General Mills, Inc.	53	3,223
Grocery Outlet Holding Corp. (a)	8	288
Hain Celestial Group Inc. (a)	8	309
Herbalife Nutrition Ltd. (a)	8	423
Hershey Co.	13	2,222
Hormel Foods Corp.	25	1,181
Ingredion Inc.	6	547
Inter Parfums Inc. (a)	2	146
J&J Snack Foods Corp. (a)	1	254
JM Smucker Co.	10	1,248
Kellogg Co.	22	1,421
Keurig Dr Pepper Inc. (a)	51	1,782
Kimberly-Clark Corporation	29	3,909
Kraft Heinz Foods Company (a)	56	2,301
Lamb Weston Holdings Inc.	13	1,048
Lancaster Colony Corp. (a)	2	353
McCormick & Co. Inc.	22	1,922
Molson Coors Beverage Company - Class B (a)	17	892
Mondelez International, Inc. - Class A (a)	121	7,553
Monster Beverage 1990 Corporation (a)	32	2,913
National Beverage Corp. (a)	3	122
Nu Skin Enterprises, Inc. - Class A	5	270
PepsiCo, Inc. (a)	119	17,559
Performance Food Group, Inc. (a)	12	583
Philip Morris International Inc.	134	13,262
Pilgrim's Pride Corporation (a)	5	121
Post Holdings, Inc. (a)	5	587
PriceSmart Inc. (a)	2	210
Procter & Gamble Co. (a)	210	28,324
Sanderson Farms Inc. (a)	2	353
Spectrum Brands Legacy, Inc.	4	308
Sprouts Farmers Market, Inc. (a)	11	276
Sysco Corp.	44	3,430
The Clorox Company	11	1,962
The Coca-Cola Company	333	18,008
The Duckhorn Portfolio Inc. (a) (b)	3	62
The Kroger Co.	66	2,515
The Simply Good Foods Company (a)	8	294
Treehouse Foods, Inc. (a)	5	241
Tyson Foods Inc. - Class A	26	1,899
US Foods Holding Corp. (a)	20	757
Walmart Inc.	118	16,612
		199,882
Consumer Discretionary 7.4%
Big Lots Inc.	3	209
Chegg, Inc. (a)	13	1,040
Coursera, Inc. (a) (b)	2	74
Dollar Tree Inc. (a)	20	2,020
Graham Holdings Co. - Class B	—	257
Grand Canyon Education, Inc. (a)	4	385
Helen of Troy Ltd (a)	2	506
Newell Brands Inc.	33	914
Ollie's Bargain Outlet Holdings Inc. (a)	5	437
Target Corporation	43	10,283
		16,125
Information Technology 0.1%
2U, Inc. (a)	7	296
Health Care 0.1%
Hims & Hers Health, Inc. - Class A (a) (b)	8	81
Total Common Stocks (cost $183,284)		216,384
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	1,303	1,303
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	824	824
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.01%, 09/09/21 (e) (f)	11	11
0.04%, 12/02/21 (e) (f)	12	12
0.03%, 04/21/22 (e) (f)	13	13
0.03%, 05/19/22 (e) (f)	68	68
		104
Total Short Term Investments (cost $2,231)		2,231
Total Investments 100.2% (cost $185,515)		218,615
Other Derivative Instruments 0.0%		15
Other Assets and Liabilities, Net (0.2)%		(443)
Total Net Assets 100.0%		218,187

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(e)  All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	25	September 2021	1,755	15	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	216,384	—	—	216,384
Short Term Investments	2,127	104	—	2,231
	218,511	104	—	218,615
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1	—	—	1
	1	—	—	1

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 97.4%
Information Technology 21.2%
Apple Inc. (a)	253	34,542
Cisco Systems, Inc. (a)	252	13,367
Intel Corporation (a)	252	14,159
International Business Machines Corporation	252	36,970
Microsoft Corporation (a)	252	68,322
Salesforce.Com, Inc. (a)	253	61,605
Visa Inc. - Class A	252	58,970
		287,935
Health Care 16.5%
Amgen Inc. (a)	252	61,474
Johnson & Johnson	252	41,548
Merck & Co., Inc.	252	19,614
UnitedHealth Group Incorporated	252	100,992
		223,628
Industrials 16.3%
3M Company	253	50,095
Caterpillar Inc.	252	54,887
Honeywell International Inc. (a)	252	55,321
The Boeing Company (a)	253	60,418
		220,721
Financials 15.8%
American Express Company (a)	252	41,671
JPMorgan Chase & Co.	252	39,228
The Goldman Sachs Group, Inc.	252	95,718
The Travelers Companies, Inc.	252	37,757
		214,374
Consumer Discretionary 13.1%
McDonald's Corporation	253	58,256
NIKE, Inc. - Class B	253	38,963
The Home Depot, Inc.	252	80,425
		177,644
Consumer Staples 7.1%
Procter & Gamble Co. (a)	252	34,030
The Coca-Cola Company	252	13,647
Walgreens Boots Alliance, Inc. (a)	252	13,268
Walmart Inc.	252	35,566
		96,511
Communication Services 4.3%
Verizon Communications Inc.	252	14,131
Walt Disney Co.	252	44,330
		58,461
Energy 1.9%
Chevron Corporation	252	26,416
Materials 1.2%
Dow Inc.	252	15,959
Total Common Stocks (cost $842,484)		1,321,649
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 0.01% (b) (c)	32,257	32,257
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.01%, 09/09/21 (d) (e)	698	698
0.03%, 04/21/22 (d) (e)	224	224
0.03%, 05/19/22 (d) (e)	312	312
		1,234
Total Short Term Investments (cost $33,491)		33,491
Total Investments 99.9% (cost $875,975)		1,355,140
Other Derivative Instruments 0.0%		232
Other Assets and Liabilities, Net 0.1%		657
Total Net Assets 100.0%		1,356,029

(a)  Non-income producing security.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(d)  All or a portion of the security is pledged or segregated as collateral.

(e)  The coupon rate represents the yield to maturity.

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	202	September 2021	34,540	232	203

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,321,649	—	—	1,321,649
Short Term Investments	32,257	1,234	—	33,491
	1,353,906	1,234	—	1,355,140
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	203	—	—	203
	203	—	—	203

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.3%
Energy 98.4%
Antero Midstream Corporation	332	3,448
Antero Resources Corporation (a)	332	4,991
Apa Corp. (a)	438	9,469
Baker Hughes, a GE Company, LLC - Class A	843	19,274
Cabot Oil & Gas Corp.	463	8,084
ChampionX Corporation (a)	222	5,698
Cheniere Energy, Inc. (a)	267	23,186
Chesapeake Energy Corporation (a)	116	6,025
Chevron Corporation	2,247	235,329
Cimarex Energy Co.	119	8,630
Clean Energy Fuels Corp. (a) (b)	127	1,294
CNX Resources Corporation (a)	255	3,484
ConocoPhillips	1,569	95,553
Continental Resources Inc. (a)	72	2,753
Denbury Inc. (a) (b)	60	4,587
Devon Energy Corporation	690	20,142
Diamondback Energy, Inc.	210	19,688
EOG Resources, Inc.	679	56,634
EQT Corporation (a)	323	7,195
Equitrans Midstream Corp.	471	4,008
Exxon Mobil Corporation	4,921	310,432
Halliburton Company	1,031	23,831
Helmerich & Payne Inc.	128	4,172
Hess Corporation	318	27,766
HollyFrontier Corp. (a)	173	5,694
Kinder Morgan, Inc.	2,266	41,300
Marathon Oil Corporation	913	12,436
Marathon Petroleum Corporation	741	44,775
Matador Resources Co.	126	4,529
Murphy Oil Corporation	170	3,959
NOV Inc. (a)	452	6,932
Occidental Petroleum Corporation	973	30,433
ONEOK, Inc.	516	28,719
Ovintiv Canada ULC	302	9,516
PDC Energy, Inc. (a)	118	5,407
Phillips 66	509	43,710
Pioneer Natural Resources Co.	270	43,824
Range Resources Corporation (a)	310	5,202
Reg Biofuels, LLC (a)	55	3,435
Schlumberger Ltd.	1,626	52,059
Southwestern Energy Co. (a)	753	4,268
Targa Resources Corp.	265	11,772
Texas Pacific Land Corporation	9	14,529
The Williams Companies, Inc.	1,413	37,521
Valero Energy Corporation	476	37,130
		1,352,823
Materials 0.5%
Valvoline, Inc.	210	6,807
Utilities 0.4%
National Fuel Gas Company	106	5,517
Total Common Stocks (cost $1,315,062)		1,365,147
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	9,080	9,080
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	3,349	3,349
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.03%, 05/19/22 (e) (f)	539	539
Total Short Term Investments (cost $12,968)		12,968
Total Investments 100.2% (cost $1,328,030)		1,378,115
Other Derivative Instruments 0.0%		128
Other Assets and Liabilities, Net (0.2)%		(3,131)
Total Net Assets 100.0%		1,375,112

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(e)  All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	186	September 2021	10,619	128	(216)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	1,365,147	—	—	1,365,147
Short Term Investments	12,429	539	—	12,968
	1,377,576	539	—	1,378,115
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(216)	—	—	(216)
	(216)	—	—	(216)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Equity Income Fund
COMMON STOCKS 97.2%
Financials 29.3%
Ally Financial Inc.	97	4,827
Ameriprise Financial, Inc.	40	9,848
AON Public Limited Company - Class A	26	6,297
Assurant, Inc.	88	13,738
Bank of America Corp.	351	14,460
Berkshire Hathaway Inc. - Class B (a)	48	13,467
Capital One Financial Corporation	75	11,617
Equitable Holdings, Inc.	78	2,376
JPMorgan Chase & Co.	113	17,494
Morgan Stanley	88	8,037
The Charles Schwab Corporation	171	12,423
The Goldman Sachs Group, Inc.	10	3,776
Truist Financial Corporation	60	3,338
U.S. Bancorp	114	6,480
Voya Financial, Inc.	145	8,888
Wells Fargo & Company	106	4,811
		141,877
Health Care 16.6%
AbbVie Inc.	106	11,965
Anthem Inc.	12	4,720
Becton, Dickinson and Company	19	4,722
CVS Health Corporation	110	9,180
Danaher Corporation	20	5,265
Eli Lilly & Co.	44	10,112
HCA Healthcare, Inc.	18	3,779
McKesson Corporation	15	2,846
Medtronic Public Limited Company	118	14,643
Organon & Co. (a)	102	3,075
UnitedHealth Group Incorporated	9	3,460
Viatris, Inc.	231	3,304
Zimmer Biomet Holdings, Inc.	21	3,432
		80,503
Industrials 10.8%
Armstrong World Industries, Inc.	41	4,418
Carrier Global Corporation	89	4,314
Eaton Corporation Public Limited Company	60	8,957
FedEx Corporation	10	3,098
Hubbell Inc.	23	4,204
L3Harris Technologies, Inc.	57	12,357
Northrop Grumman Systems Corp.	13	4,789
Quanta Services, Inc.	51	4,660
Union Pacific Corporation	24	5,370
		52,167
Energy 9.6%
Devon Energy Corporation	311	9,069
Exxon Mobil Corporation	220	13,889
Hess Corporation	91	7,904
Marathon Petroleum Corporation	165	9,988
Valero Energy Corporation	73	5,719
		46,569
Information Technology 7.2%
Applied Materials Inc. (a)	60	8,485
Cisco Systems, Inc. (a)	186	9,849
Corning Incorporated	152	6,209
Dolby Laboratories, Inc. - Class A	31	2,994
Qualcomm Incorporated (a)	51	7,331
		34,868
Communication Services 6.6%
Alphabet Inc. - Class A (a)	8	18,313
Comcast Corporation - Class A (a)	128	7,286
Vodafone Group Public Limited Company - ADR (a) (b)	373	6,384
		31,983
Utilities 5.7%
Clearway Energy, Inc. - Class C	165	4,358
Exelon Corporation (a)	252	11,148
Nextera Energy Partners, LP (b)	76	5,793
PPL Corporation	82	2,300
The AES Corporation	158	4,108
		27,707
Materials 4.5%
CF Industries Holdings Inc.	146	7,500
Freeport-McMoRan Inc. (a)	101	3,764
Newmont Corporation	132	8,349
Vulcan Materials Co.	13	2,336
		21,949
Consumer Staples 4.2%
Mondelez International, Inc. - Class A (a)	110	6,892
PepsiCo, Inc. (a)	31	4,615
Philip Morris International Inc.	90	8,953
		20,460
Consumer Discretionary 2.7%
Aramark	111	4,138
General Motors Company (a)	66	3,928
Las Vegas Sands Corp. (a)	44	2,338
VF Corp.	33	2,714
		13,118
Total Common Stocks (cost $426,542)		471,201
SHORT TERM INVESTMENTS 4.2%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	16,880	16,880
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	3,776	3,776
Total Short Term Investments (cost $20,656)		20,656
Total Investments 101.4% (cost $447,198)		491,857
Other Assets and Liabilities, Net (1.4)%		(6,925)
Total Net Assets 100.0%		484,932

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Equity Income Fund
Assets - Securities
Common Stocks	471,201	—	—	471,201
Short Term Investments	20,656	—	—	20,656
	491,857	—	—	491,857

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.6%
Financials 81.6%
Affiliated Managers Group, Inc.	12	1,770
AFLAC Incorporated	169	9,075
Alleghany Corporation (a)	4	2,476
Ally Financial Inc.	100	4,975
American Equity Investment Life Holding Company	22	712
American Express Company (a)	174	28,757
American Financial Group, Inc.	19	2,320
American International Group, Inc.	230	10,930
American National Group, Inc. (a)	2	332
Ameriprise Financial, Inc.	31	7,718
Ameris Bancorp (a)	20	991
AON Public Limited Company - Class A	61	14,455
Apollo Global Management, Inc. - Class A (b)	57	3,575
Arch Capital Group Ltd. (a)	108	4,220
Ares Management Corporation - Class A	30	1,882
Arthur J Gallagher & Co.	55	7,680
Artisan Partners Asset Management Inc. - Class A	16	799
Associated Banc-Corp	39	801
Assurant, Inc.	16	2,517
Assured Guaranty Ltd.	20	932
Athene Holding Ltd - Class A (a) (c)	33	2,240
Atlantic Union Bank (a)	20	730
AXIS Capital Holdings Limited	22	1,100
Axos Financial, Inc. (a)	12	575
BancFirst Corporation (a)	5	281
BancorpSouth Bank	25	701
Bank of America Corporation	2,017	83,178
Bank of Hawaii Corporation	10	866
Bank OZK (a)	33	1,408
BankUnited, Inc.	26	1,108
Berkshire Hathaway Inc. - Class B (a)	507	140,909
BlackRock, Inc.	38	33,194
BOK Financial Corporation (a)	8	679
Brighthouse Financial, Inc. (a)	24	1,086
Brown & Brown Inc.	64	3,387
Cadence Bancorporation - Class A	30	627
Capital One Financial Corporation	121	18,691
Cathay General Bancorp (a)	19	754
Chubb Limited	121	19,153
Cincinnati Financial Corporation	40	4,671
CIT Group Inc.	27	1,405
Citigroup Inc.	553	39,130
Citizens Financial Group Inc.	113	5,202
CME Group Inc. - Class A (a)	96	20,436
CNO Financial Group, Inc.	35	815
Cohen & Steers, Inc.	6	496
Columbia Banking System Inc. (a)	18	707
Comerica Inc.	37	2,619
Commerce Bancshares Inc. (a)	28	2,090
Community Bank System Inc.	15	1,135
Credit Acceptance Corp. (a) (b)	3	1,463
Cullen/Frost Bankers Inc.	15	1,717
CVB Financial Corp. (a)	33	673
Discover Financial Services	82	9,699
East West Bancorp, Inc.	37	2,676
Eastern Bankshares, Inc. (a)	52	1,073
Enstar Group Limited (a)	3	804
Equitable Holdings, Inc.	103	3,144
Erie Indemnity Company - Class A (a)	7	1,343
Essent Group Ltd.	31	1,395
Evercore Inc. - Class A	11	1,592
Everest Re Group, Ltd.	11	2,658
FactSet Research Systems Inc.	10	3,400
Federated Investors, Inc. - Class B	24	816
Fidelity National Financial, Inc. - Class A	77	3,363
Fifth Third Bancorp (a)	188	7,201
First American Financial Corporation	30	1,856
First Bancorp.	52	618
First Citizens BancShares, Inc. - Class A (a)	2	1,606
First Financial Bancorp. (a)	23	553
First Financial Bankshares, Inc. (a)	38	1,865
First Hawaiian, Inc. (a)	34	950
First Horizon National Corporation (b)	147	2,544
First Merchants Corporation (a)	13	545
First Midwest Bancorp, Inc. (a)	28	546
First Republic Bank	47	8,809
FirstCash, Inc. (a)	11	804
Flagstar Bancorp, Inc.	11	483
FNB Corp.	90	1,110
Focus Financial Partners Inc. - Class A (a)	10	502
Franklin Resources Inc.	72	2,318
Freedom Holding Corp. (a) (b)	4	248
Fulton Financial Corp. (a)	42	655
Genworth Financial, Inc. - Class A (a)	130	505
Glacier Bancorp, Inc. (a)	26	1,442
Globe Life Inc.	25	2,401
Goosehead Insurance, Inc. - Class A (a)	4	545
Green Dot Corporation - Class A (a)	14	646
Hamilton Lane Inc. - Class A (a)	8	749
Hancock Whitney Co. (a)	24	1,080
Hanover Insurance Group Inc.	10	1,364
Hilltop Holdings Inc.	17	605
Home BancShares, Inc. (a)	43	1,051
Houlihan Lokey Inc. - Class A	14	1,180
Huntington Bancshares Incorporated (a)	398	5,674
Independence Holdings, LLC	24	1,464
Independent Bank Corp. (a)	8	638
Independent Bank Group, Inc. (a)	9	696
Interactive Brokers Group, Inc. - Class A (a)	22	1,460
Intercontinental Exchange, Inc.	150	17,857
International Bancshares Corporation (a)	14	612
Invesco Ltd.	100	2,667
Investors Bancorp, Inc. (a)	58	823
Janus Henderson Group PLC	45	1,737
Jefferies Financial Group Inc.	55	1,891
JPMorgan Chase & Co.	810	125,965
K.K.R. Co., Inc. - Class A	154	9,137
Kemper Corp.	17	1,218
KeyCorp	258	5,335
Kinsale Capital Group, Inc. (a)	6	903
Lemonade, Inc. (a) (b)	5	516
LendingTree, Inc. (a)	3	593
Lincoln National Corporation	48	3,030
Live Oak Bancshares, Inc. (a)	8	442
Loews Corp.	60	3,274
LPL Financial Holdings Inc. (a)	22	2,932
M&T Bank Corporation	34	4,988
Markel Corporation (a)	4	4,397
MarketAxess Holdings Inc. (a)	10	4,707
Marsh & McLennan Companies, Inc.	136	19,140
Mercury General Corp.	7	442
MetLife, Inc.	199	11,915
MGIC Investment Corp.	94	1,274
Moelis & Company LLC - Class A	15	844
Moody's Corp.	43	15,625
Morgan Stanley	398	36,514
Morningstar Inc. (a)	6	1,533
Mr. Cooper Group Inc. (a)	18	597
MSCI Inc. - Class A	22	11,764
NASDAQ Inc. (a)	31	5,415
Navient Corporation (a)	43	835
New York Community Bancorp Inc. - Series A	128	1,410
NMI Holdings Inc. - Class A (a)	21	463
Northern Trust Corp.	56	6,418
Old National Bancorp (a)	42	747
Old Republic International Corp.	76	1,904
Open Lending Corporation - Class A (a)	27	1,150
Pacific Premier Bancorp, Inc. (a)	26	1,117
PacWest Bancorp (a)	32	1,327
PennyMac Financial Services, Inc.	10	635
People's United Financial Inc. (a)	113	1,942
Pinnacle Financial Partners, Inc. (a)	21	1,818
Popular Inc. (a)	22	1,622
Primerica, Inc.	11	1,646
Principal Financial Group, Inc. (a)	69	4,331
Progressive Corp.	157	15,410

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Prosperity Bancshares Inc.	25	1,808
Prudential Financial Inc.	105	10,798
Radian Group Inc.	54	1,191
Raymond James Financial Inc.	33	4,281
Regions Financial Corporation	256	5,170
Reinsurance Group of America, Incorporated	18	2,060
RenaissanceRe Holdings Ltd	14	2,008
Renasant Corporation (a) (b)	14	542
RLI Corp.	11	1,163
Rocket Companies, Inc. - Class A (a) (b)	36	693
S&P Global Inc.	64	26,443
Santander Consumer USA Holdings Inc.	20	732
SEI Investments Co. (a)	32	1,997
Selective Insurance Group Inc. (a)	17	1,359
SelectQuote, Inc. (a)	11	220
ServisFirst Bancshares, Inc.	12	818
Signature Bank	15	3,798
Silvergate Capital Corporation - Class A (a)	5	567
Simmons First National Corp. - Class A (a)	28	811
SLM Corporation	87	1,812
South State Corp. (a)	20	1,592
State Street Corporation	93	7,657
Sterling Bancorp	53	1,325
Stifel Financial Corp.	28	1,842
SVB Financial Group (a)	14	8,035
Synchrony Financial	145	7,022
Synovus Financial Corp.	40	1,766
T. Rowe Price Group, Inc. (a)	61	12,015
Texas Capital Bancshares, Inc. (a)	13	821
TFS Financial Corporation (a)	12	250
The Allstate Corporation	80	10,446
The Bank of New York Mellon Corporation (c)	216	11,042
The Blackstone Group Inc. - Class A	183	17,791
The Carlyle Group, Inc. (a)	32	1,508
The Charles Schwab Corporation	401	29,203
The Goldman Sachs Group, Inc.	91	34,552
The Hartford Financial Services Group, Inc.	95	5,907
The PNC Financial Services Group, Inc.	114	21,673
The Travelers Companies, Inc.	67	10,090
TowneBank (a)	16	473
Tradeweb Markets Inc. - Class A (a)	27	2,287
Triumph Bancorp, Inc. (a)	5	405
Truist Financial Corporation	360	19,964
Trupanion Inc. (a)	8	975
U.S. Bancorp	363	20,664
UMB Financial Corp. (a)	11	1,035
Umpqua Holdings Corp.	62	1,138
United Bankshares Inc. (a)	35	1,259
United Community Banks, Inc. (a)	22	710
Unum Group	55	1,556
Upstart Holdings, Inc. (a) (b)	4	509
Valley National Bancorp (a)	109	1,468
Virtu Financial Inc. - Class A (a)	22	618
Voya Financial, Inc.	33	2,025
W. R. Berkley Corporation	38	2,845
Walker & Dunlop, Inc.	8	785
Washington Federal Inc. (a)	19	604
Webster Financial Corp.	25	1,330
Wells Fargo & Company	1,105	50,066
WesBanco Inc. (a)	17	613
Western Alliance Bancorp	27	2,532
White Mountains Insurance Group Ltd	1	909
Willis Towers Watson Public Limited Company	35	7,933
Wintrust Financial Corporation	16	1,202
WSFS Financial Corp. (a)	11	533
Zions Bancorp	44	2,304
		1,307,231
Information Technology 18.0%
ADS Alliance Data Systems, Inc.	14	1,418
BM Technologies, Inc. - Class A (a)	1	17
Marathon Digital Holdings, Inc. (a) (b)	22	698
MasterCard Incorporated - Class A	234	85,419
Paypal Holdings, Inc. (a)	314	91,556
The Western Union Company	110	2,524
Visa Inc. - Class A	453	105,801
		287,433
Total Common Stocks (cost $1,220,105)		1,594,664
RIGHTS 0.0%
First Eagle Private Credit, LLC (a) (d)	5	—
Total Rights (cost $1)		—
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (e)	7,629	7,629
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (e)	2,203	2,203
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.03%, 05/19/22 (f) (g)	580	580
Total Short Term Investments (cost $10,412)		10,412
Total Investments 100.2% (cost $1,230,518)		1,605,076
Other Derivative Instruments 0.0%		46
Other Assets and Liabilities, Net (0.2)%		(3,360)
Total Net Assets 100.0%		1,601,762

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(f)  All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Mellon Financial Sector Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Athene Holding Ltd	1,519	210	340	—	49	802	2,240	0.1
The Bank of New York Mellon Corporation	9,429	1,520	1,852	133	150	1,795	11,042	0.7
	10,948	1,730	2,192	133	199	2,597	13,282	0.8

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	80	September 2021	9,081	46	(55)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,594,664	—	—	1,594,664
Rights	—	—	—	—
Short Term Investments	9,832	580	—	10,412
	1,604,496	580	—	1,605,076
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(55)	—	—	(55)
	(55)	—	—	(55)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.8%
Health Care 99.2%
10X Genomics, Inc. (a)	52	10,250
1Life Healthcare, Inc. (a)	55	1,813
Abbott Laboratories	1,250	144,928
AbbVie Inc.	1,243	139,987
ABIOMED, Inc. (a)	32	9,948
Acadia Healthcare Company, Inc. (a)	64	3,998
ACADIA Pharmaceuticals Inc. (a)	83	2,026
Acceleron Pharma Inc. (a)	38	4,730
Accolade Inc. (a)	11	602
AdaptHealth, LLC - Class A (a)	63	1,733
Adaptive Biotechnologies Corporation (a)	60	2,453
Agilent Technologies, Inc.	214	31,565
Agilon Health, Inc. (a)	31	1,245
Agios Pharmaceuticals, Inc. (a)	36	2,008
Alexion Pharmaceuticals Inc. (a)	155	28,567
Alexo Therapeutics Inc. (a)	8	434
Align Technology Inc. (a)	51	30,962
Alignment Healthcare, Inc. (a) (b)	19	446
Alkermes Public Limited Company (a)	114	2,794
Allakos Inc. (a)	23	1,947
Allogene Therapeutics, Inc. (a)	47	1,233
Allscripts Healthcare Solutions, Inc. (a)	93	1,729
Alnylam Pharmaceuticals, Inc. (a)	83	14,072
Amedisys, Inc. (a)	23	5,615
American Well Corporation - Class A (a)	40	504
AmerisourceBergen Corp.	104	11,915
Amgen Inc. (a)	404	98,563
Amicus Therapeutics, Inc. (a)	186	1,797
AMN Healthcare Services, Inc. (a)	34	3,285
Anthem Inc.	172	65,780
Apellis Pharmaceuticals, Inc. (a)	42	2,653
Arcus Biosciences, Inc. (a)	30	825
Arena Pharmaceuticals, Inc. (a)	43	2,944
Arrowhead Pharmaceuticals Inc (a)	73	6,066
Arvinas Operations, Inc. (a)	22	1,671
Atea Pharmaceuticals, Inc. (a) (b)	9	190
AtriCure, Inc. (a)	30	2,387
Aveanna Healthcare Holdings Inc. (a)	27	331
Axonics Modulation Technologies, Inc. (a)	23	1,450
Axsome Therapeutics, Inc. (a)	19	1,291
Baxter International Inc.	354	28,489
Beam Therapeutics Inc. (a) (b)	19	2,504
Becton, Dickinson and Company	205	49,765
Berkeley Lights, Inc. (a)	6	268
Biogen Inc. (a)	106	36,698
Biohaven Pharmaceutical Holding Company Ltd. (a)	39	3,768
BioMarin Pharmaceutical Inc. (a)	129	10,729
Bio-Rad Laboratories, Inc. - Class A (a)	15	9,771
Bio-Techne Corporation (a)	28	12,386
Bluebird Bio, Inc. (a)	47	1,519
Blueprint Medicines Corporation (a)	41	3,648
Boston Scientific Corporation (a)	1,000	42,747
Bridgebio Pharma, Inc. (a) (b)	69	4,223
Bristol-Myers Squibb Company	1,572	105,042
Brooklyn Immunotherapeutics, Inc. (a) (b)	15	263
Bruker Corp. (a)	71	5,428
Butterfly Network, Inc. - Class A (a) (b)	85	1,237
Cardinal Health, Inc.	204	11,658
Caredx, Inc. (a)	37	3,393
Catalent Inc. (a)	120	12,957
Centene Corporation (a)	410	29,904
Cerner Corp. (a)	212	16,584
Certara, Inc. (a)	27	756
Change Healthcare Inc. (a)	164	3,768
Charles River Laboratories International Inc. (a)	35	13,054
Chemed Corporation	11	5,327
ChemoCentryx, Inc. (a)	36	480
Cigna Holding Company	242	57,287
Conmed Corp. (a)	21	2,846
Cooper Cos. Inc.	35	13,735
Corcept Therapeutics Inc. (a)	76	1,672
Covetrus, Inc. (a)	72	1,945
CRISPR Therapeutics AG (a)	46	7,514
CVS Health Corporation	926	77,293
Danaher Corporation	447	119,866
DaVita Inc. (a)	49	5,947
Deciphera Pharmaceuticals, Inc. (a)	29	1,057
Denali Therapeutics Inc. (a)	58	4,549
Dentsply Sirona Inc.	154	9,720
DexCom Inc. (a)	68	29,050
Dicerna Pharmaceuticals, Inc. (a)	44	1,652
Eargo, Inc. (a) (b)	7	293
Editas Medicine, Inc. (a) (b)	48	2,730
Edwards Lifesciences Corporation (a)	437	45,310
Elanco Animal Health (a)	333	11,546
Eli Lilly & Co.	560	128,550
Emergent BioSolutions Inc. (a)	32	2,042
Encompass Health Corporation	71	5,542
Envista Holdings Corporation (a)	115	4,949
Exact Sciences Corporation (a)	120	14,920
Exelixis, Inc. (a)	223	4,067
Fate Therapeutics, Inc. (a)	57	4,950
FibroGen, Inc. (a)	60	1,595
Fulgent Genetics, Inc. (a) (b)	12	1,090
Gilead Sciences, Inc. (a)	883	60,774
Glaukos Corp. (a)	33	2,779
Global Blood Therapeutics, Inc. (a)	44	1,557
Globus Medical Inc. - Class A (a)	55	4,287
Guardant Health, Inc. (a)	61	7,585
Haemonetics Corp. (a)	36	2,386
Halozyme Therapeutics, Inc. (a)	94	4,265
HCA Healthcare, Inc.	185	38,245
Health Catalyst, Inc. (a)	22	1,231
Healthcare Services Group Inc. (a)	53	1,688
HealthEquity, Inc. (a)	59	4,775
Henry Schein Inc. (a)	99	7,348
Hill-Rom Holdings Inc.	47	5,313
Hologic Inc. (a)	180	12,036
Horizon Therapeutics Public Limited Company (a)	158	14,806
Humana Inc.	91	40,187
ICU Medical, Inc. (a)	14	2,895
IDEXX Laboratories, Inc. (a)	60	37,902
Illumina, Inc. (a)	103	48,617
Immunitybio, Inc. (a) (b)	49	700
Inari Medical, Inc. (a)	7	619
Incyte Corporation (a)	132	11,067
InnovAge Holding Corp (a)	12	263
Inovalon Holdings, Inc. - Class A (a)	51	1,754
Insmed Inc. (a)	80	2,277
Inspire Medical Systems Inc. (a)	19	3,751
Instil Bio, Inc. (a) (b)	12	231
Insulet Corporation (a)	47	12,867
Integer Holdings Corporation (a)	24	2,221
Integra LifeSciences Holdings Corp. (a)	50	3,443
Intellia Therapeutics, Inc. (a)	41	6,680
Intra-Cellular Therapies, Inc. (a)	51	2,080
Intuitive Surgical, Inc. (a)	83	76,614
Invitae Corporation (a) (b)	128	4,305
Ionis Pharmaceuticals Inc. (a)	101	4,020
Iovance Biotherapeutics Inc. (a)	99	2,572
IQVIA Inc. (a)	135	32,680
iRhythm Technologies Inc. (a)	21	1,384
Jazz Pharmaceuticals Public Limited Company (a)	43	7,568
Johnson & Johnson	1,853	305,244
Karuna Therapeutics, Inc. (a)	13	1,519
Kodiak Sciences, Inc. (a)	23	2,112
Laboratory Corporation of America Holdings (a)	69	18,950
LHC Group, Inc. (a)	23	4,527
Ligand Pharmaceuticals Incorporated (a)	11	1,448
LivaNova PLC (a)	35	2,929
Madrigal Pharmaceuticals Inc. (a)	7	675
Magellan Health Services Inc. (a)	15	1,453
Maravai LifeSciences Holdings, Inc. - Class A (a)	64	2,670
Masimo Corp. (a)	36	8,635
McKesson Corporation	111	21,288
Mednax, Inc. (a)	57	1,718

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Medpace Holdings, Inc. (a)	20	3,478
Medtronic Public Limited Company	947	117,518
Merck & Co., Inc.	1,782	138,557
Merit Medical Systems Inc. (a)	35	2,267
Mettler-Toledo International Inc. (a)	16	22,685
Mirati Therapeutics, Inc. (a)	33	5,267
Moderna, Inc. (a)	215	50,453
Molina Healthcare, Inc. (a)	41	10,401
Multiplan Corporation - Class A (a) (b)	170	1,622
Myriad Genetics, Inc. (a)	51	1,560
NanoString Technologies, Inc. (a)	30	1,935
Natera, Inc. (a)	56	6,374
Nektar Therapeutics (a)	129	2,222
Neogen Corp. (a)	76	3,508
Neogenomics Laboratories, Inc. (a)	84	3,779
Neurocrine Biosciences, Inc. (a)	67	6,542
Nevro Corp. (a)	25	4,107
Novavax, Inc. (a)	48	10,183
Novocure Limited (a)	60	13,374
NuVasive Inc. (a)	37	2,492
Nuvation Bio Inc. - Class A (a) (b)	43	401
Ocugen, Inc. (a) (b)	132	1,064
Omnicell, Inc. (a)	31	4,664
OPKO Health, Inc. (a) (b)	317	1,285
Option Care Health, Inc. (a)	63	1,379
Organogenesis Holdings Inc. - Class A (a)	34	562
Ortho Clinical Diagnostics Holdings PLC (a)	53	1,136
Oscar Health, Inc. - Class A (a) (b)	26	549
Outset Medical, Inc. (a)	14	695
Owens & Minor Inc.	50	2,098
Pacific Biosciences of California, Inc. (a)	138	4,832
Pacira Biosciences, Inc. (a)	31	1,904
Patterson Cos. Inc. (a)	62	1,898
Penumbra, Inc. (a)	24	6,543
PerkinElmer Inc.	79	12,180
Perrigo Company Public Limited Company	95	4,374
Pfizer Inc.	3,938	154,226
Phreesia, Inc. (a)	24	1,497
PPD, Inc. (a)	77	3,532
PRA Health Sciences, Inc. (a)	46	7,532
Premier Healthcare Solutions, Inc. - Class A	51	1,759
Prestige Consumer Healthcare Inc. (a)	36	1,859
Privia Health Group Inc. (a) (b)	14	602
Progyny, Inc. (a)	26	1,546
PTC Therapeutics, Inc. (a)	50	2,127
Quanterix Corporation (a)	18	1,062
Quest Diagnostics Incorporated	92	12,137
Quidel Corporation (a)	28	3,530
R1 RCM Inc. (a)	97	2,147
Reata Pharmaceuticals, Inc. - Class A (a)	19	2,693
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	17	616
Regeneron Pharmaceuticals, Inc. (a)	74	41,152
Relay Therapeutics, Inc. (a)	15	554
Repligen Corporation (a)	36	7,172
ResMed Inc.	102	25,240
Revolution Medicines, Inc. (a)	34	1,083
Rocket Pharmaceuticals, Ltd. (a)	29	1,304
Royalty Pharma PLC - Class A (a)	60	2,454
Rubius Therapeutics, Inc. (a) (b)	29	717
Sage Therapeutics Inc. (a)	37	2,088
Sana Biotechnology, Inc. (a)	17	330
Sarepta Therapeutics, Inc. (a)	57	4,418
Schrodinger, Inc. (a)	27	2,013
Seagen Inc. (a)	89	14,109
Seer, Inc. - Class A (a) (b)	9	297
Select Medical Holdings Corporation	77	3,262
Seres Therapeutics, Inc. (a) (b)	41	988
Shockwave Medical, Inc. (a)	23	4,304
Signify Health, Inc. - Class A (a)	16	487
Silk Road Medical, Inc. (a)	25	1,177
Sorrento Therapeutics, Inc. (a) (b)	160	1,551
Sotera Health LLC (a)	48	1,166
Springworks Therapeutics, Inc. (a)	20	1,617
Staar Surgical Co. (a)	33	5,081
Steris Limited	69	14,171
Stryker Corporation	231	59,902
Symbion, Inc. (a)	20	1,349
Syneos Health, Inc. - Class A (a)	71	6,362
Tandem Diabetes Care Inc. (a)	45	4,356
Teladoc Health, Inc. (a) (b)	92	15,317
Teleflex Incorporated	33	13,209
Tenet Healthcare Corporation (a)	76	5,090
TG Biologics, Inc. (a)	82	3,200
The Ensign Group, Inc. (a)	37	3,188
Thermo Fisher Scientific Inc.	277	139,520
Turning Point Therapeutics, Inc. (a)	30	2,366
Twist Bioscience Corporation (a)	30	3,989
Ultragenyx Pharmaceutical Inc. (a)	45	4,293
United Therapeutics Corporation (a)	32	5,718
UnitedHealth Group Incorporated	664	265,919
Universal Health Services Inc. - Class B	55	8,034
Veeva Systems Inc. - Class A (a)	97	30,189
Veracyte, Inc. (a)	48	1,917
Vericel Corporation (a) (b)	31	1,608
Vertex Pharmaceuticals Incorporated (a)	182	36,730
Viatris, Inc.	850	12,151
VIR Biotechnology, Inc. (a)	47	2,206
Waters Corp. (a)	43	15,006
West Pharmaceutical Services Inc.	52	18,654
Xencor, Inc. (a)	41	1,430
Zeno Pharmaceuticals, Inc. (a)	10	522
Zimmer Biomet Holdings, Inc.	147	23,593
Zoetis Inc. - Class A	334	62,260
		4,009,326
Consumer Staples 0.6%
Walgreens Boots Alliance, Inc. (a)	505	26,560
Total Common Stocks (cost $2,372,731)		4,035,886
RIGHTS 0.0%
Alder BioPharmaceuticals, Inc. (a) (b) (c)	45	45
Total Rights (cost $0)		45
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (d) (e)	16,199	16,199
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.01% (d) (e)	6,046	6,046
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.03%, 05/19/22 (f) (g)	485	485
Total Short Term Investments (cost $22,730)		22,730
Total Investments 100.4% (cost $2,395,461)		4,058,661
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net (0.4)%		(17,084)
Total Net Assets 100.0%		4,041,574

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(f)  All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	72	September 2021	9,031	(4)	117

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	4,035,886	—	—	4,035,886
Rights	—	—	45	45
Short Term Investments	22,245	485	—	22,730
	4,058,131	485	45	4,058,661
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	117	—	—	117
	117	—	—	117

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.3%
Industrials 92.6%
3M Company	37	7,422
AAON, Inc. (a)	3	166
ABM Industries Incorporated	4	199
Acuity Brands, Inc.	2	432
ADT, Inc.	10	107
Advanced Drainage Systems, Inc.	3	369
AECOM (a)	9	596
Aerojet Rocketdyne Holdings, Inc. (a)	5	232
AeroVironment, Inc. (a)	1	150
AGCO Corp.	4	530
Air Lease Corporation - Class A	7	286
Alaska Air Group Inc. (a)	8	481
Allegiant Travel Company (a)	1	179
Allegion Public Limited Company	6	806
Altra Industrial Motion Corp. (a)	4	254
AMERCO (a)	1	344
American Airlines Group Inc. (a)	41	875
AMETEK, Inc.	15	1,981
AO Smith Corp.	9	623
APi Group Corporation (a)	10	202
Applied Industrial Technologies, Inc.	3	235
Arcosa, Inc.	3	193
Armstrong World Industries, Inc.	3	332
ASGN Incorporated (a)	3	332
Atkore Inc. (a)	3	221
Avis Budget Group, Inc. (a)	3	259
Axone Intelligence Inc. (a)	4	738
Barnes Group Inc.	3	150
Beacon Roofing Supply, Inc. (a)	3	182
Bloom Energy Corporation - Class A (a) (b)	8	216
Brady Corp. - Class A	3	170
Brink's Co.	3	245
Builders FirstSource, Inc. (a)	13	568
BWXT Government Group, Inc.	6	356
C.H. Robinson Worldwide, Inc. (a)	9	801
Carlisle Cos. Inc.	3	643
Carrier Global Corporation	52	2,551
Casella Waste Systems Inc. - Class A (a)	3	186
Caterpillar Inc.	35	7,684
Chart Industries, Inc. (a)	2	333
Cintas Corp. (a)	6	2,166
Clean Harbors Inc. (a)	3	301
Colfax Corp. (a)	7	342
Comfort Systems USA Inc.	2	190
Copart Inc. (a)	13	1,764
Crane Co.	3	303
CSX Corp. (a)	147	4,702
Cummins Inc.	9	2,292
Curtiss-Wright Corp.	3	311
Deere & Company	20	7,093
Delta Air Lines, Inc. (a)	41	1,778
Donaldson Co. Inc.	8	520
Dover Corporation	9	1,393
Dycom Industries, Inc. (a)	2	149
Eaton Corporation Public Limited Company	26	3,811
Elance, Inc. (a)	6	353
EMCOR Group, Inc.	4	432
Emerson Electric Co.	39	3,725
EnerSys	3	264
Equifax Inc.	8	1,874
Evoqua Water Technologies Corp. (a)	8	260
Expeditors International of Washington Inc. (a)	11	1,374
Exponent, Inc. (a)	3	307
Fastenal Co. (a)	37	1,920
Federal Signal Corporation	4	159
FedEx Corporation	16	4,698
Flowserve Corporation	8	340
Fluor Corp. (a)	8	149
Forward Air Corp. (a)	2	163
Franklin Electric Co. Inc. (a)	2	200
Frontier Group Holdings, Inc. (a) (b)	2	30
FTI Consulting Inc. (a)	2	312
FuelCell Energy, Inc. (a) (b)	21	190
Gates Industrial Corporation PLC (a)	5	82
GATX Corporation	2	208
Generac Holdings Inc. (a)	4	1,680
General Dynamics Corporation	15	2,772
General Electric Company	566	7,617
Gibraltar Industries Inc. (a)	2	166
Graco Inc.	11	826
GrafTech International Ltd.	11	125
HEICO Corp.	3	381
HEICO Corp. - Class A	5	589
Helios Technologies, Inc. (a)	2	160
Herc Holdings Inc. (a)	2	185
Hexcel Corp. (a)	6	347
Hillenbrand Inc.	5	221
Honeywell International Inc. (a)	45	9,817
Howmet Aerospace Inc. (a)	25	870
HUB Group Inc. - Class A (a)	2	149
Hubbell Inc.	4	665
Huntington Ingalls Industries Inc.	3	545
Hydrofarm Holdings Group, Inc. (a)	1	50
IAA Spinco Inc. (a)	9	484
IDEX Corporation	5	1,074
IHS Markit Ltd.	24	2,732
Illinois Tool Works Inc.	19	4,147
Ingersoll Rand Inc. (a)	24	1,171
Insperity, Inc.	2	216
ITT Industries Holdings, Inc.	6	514
Jacobs Engineering Group Inc.	8	1,116
JB Hunt Transport Services Inc. (a)	5	880
JELD-WEN Holding, Inc. (a)	6	150
JetBlue Airways Corporation (a)	20	342
John Bean Technologies Corp.	2	291
Johnson Controls International Public Limited Company	46	3,168
Kansas City Southern	6	1,656
Kennametal Inc.	5	194
Kirby Corp. (a)	4	239
Knight-Swift Transportation Holdings Inc. - Class A	8	358
Korn Ferry	4	263
Kratos Defense & Security Solutions, Inc. (a)	8	228
L3Harris Technologies, Inc.	13	2,868
Landstar System Inc. (a)	2	389
Lennox International Inc.	2	779
Lincoln Electric Holdings Inc. (a)	4	504
Lockheed Martin Corporation	16	5,967
Macquarie Infrastructure Corporation (a)	5	185
ManpowerGroup Inc.	4	419
Masco Corporation	16	961
Masonite International Corporation (a)	2	174
MasTec Inc. (a)	4	397
Matson Intermodal - Paragon, Inc.	3	177
Mercury Systems Inc. (a)	4	236
Middleby Corp. (a)	4	620
Moog Inc. - Class A	2	161
MSA Safety Inc.	2	388
MSC Industrial Direct Co. - Class A	3	270
Mueller Industries Inc.	4	165
Mueller Water Products Inc. - Class A	11	153
Navistar International Corporation (a)	3	151
Nielsen Holdings plc	23	569
Nordson Corp. (a)	3	762
Norfolk Southern Corporation	16	4,286
Northrop Grumman Systems Corp.	10	3,512
Nvent Electric Public Limited Company	11	336
Old Dominion Freight Line Inc. (a)	6	1,552
Oshkosh Corp.	5	562
Otis Worldwide Corporation	26	2,121
Owens Corning Inc.	7	670
PACCAR Inc.	22	1,991
Parker-Hannifin Corporation	8	2,548
Parsons Corporation (a)	1	54
Pentair Public Limited Company	11	725
Plug Power Inc. (a)	33	1,128

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Proto Labs Inc. (a)	2	166
Quanta Services, Inc.	9	811
Raytheon BBN Technologies Corp.	98	8,330
RBC Bearings Incorporated (a)	2	328
Regal-Beloit Corp.	3	349
Republic Services Inc.	14	1,489
Resideo Technologies, Inc. (a)	9	284
Rexnord Corporation	8	385
Robert Half International Inc.	7	645
Rockwell Automation Inc.	7	2,134
Roper Technologies, Inc.	7	3,195
Ryder System, Inc.	3	257
Saia, Inc. (a)	2	355
Schneider National, Inc. - Class B	2	52
Simpson Manufacturing Co. Inc.	3	313
SiteOne Landscape Supply, Inc. (a)	3	495
SkyWest Inc. (a)	3	145
Snap-On Inc.	4	783
Southwest Airlines Co. (a)	38	2,018
Spirit Aerosystems Holdings Inc. - Class A	7	311
Spirit Airlines Inc. (a)	7	218
SPX Corp. (a)	3	172
SPX Flow, Inc.	3	183
Stanley Black & Decker, Inc.	10	2,127
Stericycle Inc. (a)	6	428
Sun Country Airlines Holdings, Inc. (a)	1	49
Terex Corp.	5	220
Tetra Tech, Inc. (a)	3	425
Textron Inc.	15	998
The Boeing Company (a)	35	8,487
Timken Co.	5	366
Toro Co.	7	769
Trane Technologies Public Limited Company	15	2,851
TransDigm Group Inc. (a)	4	2,302
TransUnion	12	1,350
Trex Company, Inc. (a)	8	771
TriNet Group Inc. (a)	2	179
Trinity Industries Inc.	5	145
Triton Container International Limited	4	220
Tusimple Holdings Inc. - Class A (a) (b)	2	163
UniFirst Corp.	1	240
Union Pacific Corporation	43	9,415
United Airlines Holdings, Inc. (a)	21	1,083
United Parcel Service Inc. - Class B	47	9,693
United Rentals Inc. (a)	5	1,484
Valmont Industries Inc.	1	324
Verisk Analytics, Inc. (a)	10	1,821
Vertiv Holdings, LLC - Class A	16	440
Virgin Galactic Holdings, Inc. - Class A (a) (b)	9	398
W. W. Grainger, Inc.	3	1,233
Wabtec Corp.	11	940
Waste Management, Inc.	25	3,513
Watsco Inc.	2	607
Watts Water Technologies Inc. - Class A	2	250
Welbilt Inc. (a)	9	198
Werner Enterprises Inc. (a)	4	159
WESCO International, Inc. (a)	3	300
WillScot Mobile Mini Holdings Corp. - Class A (a)	13	360
Woodward Governor Co. (a)	4	463
XPO Logistics, Inc. (a)	7	914
Xylem Inc.	12	1,388
		239,443
Information Technology 5.1%
Advanced Energy Industries, Inc. (a)	2	273
Automatic Data Processing Inc. (a)	27	5,451
Badger Meter, Inc.	2	182
Booz Allen Hamilton Holding Corporation - Class A	9	742
Global Payments Inc.	19	3,574
KBR, Inc.	9	347
MAXIMUS Inc.	4	346
Paychex Inc. (a)	21	2,212
Verra Mobility Corporation - Class A (a)	9	140
		13,267
Materials 0.8%
Allegheny Technologies Incorporated (a)	8	176
Arconic Corporation (a)	7	235
Avery Dennison Corp.	5	1,122
Louisiana-Pacific Corp.	7	397
PureCycle Technologies, Inc. (a) (b)	4	103
Worthington Industries Inc.	2	138
		2,171
Consumer Discretionary 0.4%
Hayward Holdings, Inc. (a)	2	64
Installed Building Products, Inc.	1	173
Latham Group, Inc. (a)	1	39
PROG Holdings, Inc.	4	199
Rent-A-Center, Inc. (a)	4	209
TopBuild Corp. (a)	2	418
Vivint Smart Home, Inc. - Class A (a)	3	44
		1,146
Communication Services 0.2%
Autohome Inc. - Class A (a)	9	390
Consumer Staples 0.1%
Energizer Holdings, Inc.	4	156
Seaboard Corp.	—	58
		214
Health Care 0.1%
Cryoport, Inc. (a)	3	191
Total Common Stocks (cost $226,215)		256,822
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	2,880	2,880
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	431	431
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.01%, 09/09/21 (e) (f)	102	102
0.03%, 04/21/22 (e) (f)	15	15
		117
Total Short Term Investments (cost $3,428)		3,428
Total Investments 100.6% (cost $229,643)		260,250
Other Derivative Instruments 0.0%		17
Other Assets and Liabilities, Net (0.6)%		(1,636)
Total Net Assets 100.0%		258,631

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(e)  All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	19	September 2021	1,939	17	18

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	256,822	—	—	256,822
Short Term Investments	3,311	117	—	3,428
	260,133	117	—	260,250
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	18	—	—	18
	18	—	—	18

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.6%
Information Technology 97.4%
3D Systems Corporation (a)	53	2,119
8x8, Inc. (a)	55	1,534
Accenture Public Limited Company - Class A	317	93,484
ACI Worldwide, Inc. (a)	60	2,240
Adobe Inc. (a)	238	139,672
Advanced Micro Devices, Inc. (a)	606	56,938
Affirm Holdings, Inc. - Class A (a) (b)	24	1,601
Akamai Technologies, Inc. (a)	81	9,481
Alarm.Com Holdings, Inc. (a)	23	1,966
Allegro Microsystems Inc. (a)	21	589
Altair Engineering Inc. - Class A (a)	19	1,337
Alteryx, Inc. - Class A (a)	30	2,600
Ambarella Inc. (a)	18	1,931
Amkor Technology, Inc. (a)	55	1,305
Amphenol Corp. - Class A	298	20,398
Analog Devices, Inc. (a)	184	31,679
Anaplan, Inc. (a)	73	3,893
ANSYS, Inc. (a)	44	15,191
AppFolio, Inc. - Class A (a)	9	1,265
Appian Corporation - Class A (a) (b)	20	2,761
Apple Inc. (a)	7,822	1,071,244
Applied Materials Inc. (a)	458	65,197
AppLovin Corporation - Class A (a) (b)	11	829
Arista Networks, Inc. (a)	27	9,933
Arrow Electronics, Inc. (a)	37	4,214
Asana, Inc. - Class A (a) (b)	12	723
Aspen Technology, Inc. (a)	34	4,669
Autodesk, Inc. (a)	110	32,040
Avalara, Inc. (a)	43	6,921
Avaya Holdings Corp. (a)	32	868
Avnet, Inc. (a)	51	2,050
Bigcommerce Holdings, Inc. - Series 1 (a)	6	393
Bill.Com Holdings Inc. (a)	31	5,703
Black Knight, Inc. (a)	78	6,120
Blackbaud, Inc. (a)	25	1,907
Blackline, Inc. (a)	26	2,943
Box, Inc. - Class A (a)	70	1,798
Broadcom Inc. (a)	204	97,136
Broadridge Financial Solutions, Inc.	59	9,449
Brooks Automation Inc. (a)	37	3,533
C3.ai, Inc. - Class A (a) (b)	8	529
CACI International Inc. - Class A (a)	12	3,003
Cadence Design Systems Inc. (a)	139	18,995
Calix, Inc. (a)	24	1,139
CDK Global, Inc. (a)	63	3,112
CDW Corp. (a)	70	12,216
Ceridian HCM Holding Inc. (a)	66	6,282
Ciena Corp. (a)	77	4,400
Cirrus Logic Inc. (a)	30	2,541
Cisco Systems, Inc. (a)	2,103	111,438
Citrix Systems Inc. (a)	62	7,218
Cloudera, Inc. (a)	111	1,762
Cloudflare, Inc. - Class A (a)	96	10,123
CMC Materials Inc. (a)	15	2,263
Cognex Corp. (a)	88	7,421
Cognizant Technology Solutions Corp. - Class A (a)	263	18,226
Coherent Inc. (a)	13	3,324
CommScope Holding Company, Inc. (a)	103	2,202
CommVault Systems Inc. (a)	24	1,890
Concentrix Solutions Corporation (a)	19	3,051
Cornerstone OnDemand, Inc. (a)	31	1,622
Corning Incorporated	389	15,892
Corsair Gaming, Inc. (a) (b)	11	359
Coupa Software Incorporated (a)	36	9,549
Cree, Inc. (a)	58	5,645
CrowdStrike Holdings, Inc. - Class A (a)	99	24,810
Datadog, Inc. - Class A (a)	108	11,225
Datto Holding Corp. (a)	11	320
Dell Technology Inc. - Class C (a)	124	12,338
Digital Turbine USA, Inc. (a)	39	2,939
DigitalOcean Holdings, Inc. (a) (b)	7	402
Diodes Inc. (a)	22	1,727
DocuSign, Inc. (a)	97	27,017
Dolby Laboratories, Inc. - Class A	30	2,924
Dropbox, Inc. - Class A (a)	148	4,474
Duck Creek Technologies, Inc. (a) (b)	17	729
DXC Technology Company (a)	127	4,952
Dynatrace Holdings LLC (a)	92	5,375
Elastic NV (a)	32	4,712
Enphase Energy, Inc. (a)	67	12,359
Entegris, Inc. (a)	68	8,375
Envestnet, Inc. (a)	28	2,113
EPAM Systems, Inc. (a)	28	14,434
Euronet Worldwide Inc. (a)	26	3,566
Everbridge, Inc. (a)	19	2,537
EVERTEC, Inc.	31	1,346
ExlService Holdings Inc. (a)	17	1,832
F5 Networks, Inc. (a)	30	5,554
Fabrinet (a)	19	1,820
Factor Systems, Inc. (a) (b)	27	344
Fair Isaac Corporation (a)	14	7,218
Fastly, Inc. - Class A (a) (b)	43	2,559
Fidelity National Information Services, Inc.	309	43,833
FireEye, Inc. (a)	123	2,482
First Solar, Inc. (a)	44	3,948
Fiserv, Inc. (a)	297	31,763
Five9 Inc. (a)	33	6,135
FleetCor Technologies Inc. (a)	42	10,648
Flex Ltd. (a)	245	4,378
FormFactor Inc. (a)	40	1,459
Fortinet, Inc. (a)	68	16,092
Gartner Inc. (a)	43	10,407
Genpact Limited	87	3,948
GoDaddy Inc. - Class A (a)	84	7,279
Guidewire Software, Inc. (a)	42	4,711
Hewlett Packard Enterprise Company	657	9,585
HP Inc.	600	18,109
HubSpot Inc. (a)	22	12,830
II-VI Incorporated (a)	52	3,800
Insight Enterprises, Inc. (a)	18	1,807
Intel Corporation (a)	2,015	113,115
International Business Machines Corporation	446	65,351
Intuit Inc. (a)	136	66,831
IPG Photonics Corporation (a)	18	3,776
Itron Inc. (a)	23	2,278
J2 Cloud Services, LLC (a)	22	3,005
Jabil Inc.	67	3,885
Jack Henry & Associates Inc. (a)	37	6,061
JAMF Holding Corp. (a)	14	479
JFROG Ltd (a)	5	235
Juniper Networks, Inc.	164	4,474
Keysight Technologies, Inc. (a)	92	14,194
KLA-Tencor Corp. (a)	76	24,798
Kulicke & Soffa Industries Inc. (a)	26	1,610
Lam Research Corp. (a)	71	46,303
Lattice Semiconductor Corp. (a)	68	3,829
Leidos Holdings Inc.	67	6,766
Littelfuse Inc. (a)	13	3,216
LivePerson, Inc. (a)	32	2,052
Liveramp, Inc. (a)	34	1,614
Lumentum Holdings Inc. (a)	39	3,194
MACOM Technology Solutions Holdings, Inc. (a)	24	1,533
Manhattan Associates Inc. (a)	32	4,599
Mantech International Corp. - Class A (a)	14	1,213
Marvell Technology, Inc.	408	23,779
Maxim Integrated Products, Inc. (a)	134	14,105
MaxLinear, Inc. (a)	35	1,483
McAfee Corp. - Class A (b)	18	510
Medallia, Inc. (a)	43	1,437
Microchip Technology Incorporated (a)	136	20,413
Micron Technology, Inc. (a)	559	47,544
Microsoft Corporation (a)	3,757	1,017,827
MicroStrategy Inc. - Class A (a) (b)	3	2,286
MicroVision, Inc. (a) (b)	67	1,122
Mimecast Uk Limited (a)	30	1,599
MKS Instruments, Inc. (a)	28	4,916
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Momentive Global Inc. (a)	62	1,315
MongoDB, Inc. - Class A (a)	27	9,599
Monolithic Power Systems Inc. (a)	22	8,038
Motorola Solutions Inc.	85	18,354
National Instruments Corp. (a)	68	2,862
nCino, Inc. (a)	8	451
NCR Corp. (a)	67	3,053
NetApp, Inc. (a)	112	9,175
New Relic, Inc. (a)	28	1,867
NortonLifelock Inc. (a)	293	7,974
Novantas Inc. (a)	18	2,449
Nuance Communications, Inc. (a)	143	7,793
Nutanix, Inc. - Class A (a)	100	3,804
NVIDIA Corporation (a)	311	248,668
NXP Semiconductors N.V.	138	28,304
Okta, Inc. - Class A (a)	62	15,189
On Semiconductor Corporation (a)	212	8,123
Onto Innovation Inc. (a)	21	1,519
Oracle Corporation	907	70,582
Pagerduty, Inc. (a)	29	1,253
Palantir Technologies Inc. - Class A (a) (b)	225	5,942
Palo Alto Networks, Inc. (a)	49	18,028
Paycom Software, Inc. (a)	25	8,998
Paylocity Holding Corporation (a)	19	3,682
Pegasystems Inc. (a) (b)	20	2,840
Ping Identity Holding Corp. (a)	20	463
Plexus Corp. (a)	15	1,354
Power Integrations Inc. (a)	31	2,536
Proofpoint, Inc. (a)	29	4,973
PTC Inc. (a)	53	7,451
Pure Storage, Inc. - Class A (a)	126	2,467
Q2 Holdings, Inc. (a)	27	2,757
Qorvo, Inc. (a)	56	10,991
Qualcomm Incorporated (a)	563	80,452
Qualtrics International Inc. - Class A (a)	24	933
Qualys, Inc. (a)	17	1,748
Rackspace Technology, Inc. (a) (b)	17	334
Rapid7, Inc. (a)	27	2,563
RingCentral, Inc. - Class A (a)	41	11,784
Riot Blockchain, Inc. (a) (b)	36	1,345
Rogers Corp. (a)	10	1,933
Sabre Corporation (a)	163	2,038
SailPoint Technologies Holdings, Inc. (a)	47	2,402
Salesforce.Com, Inc. (a)	462	112,831
Sanmina Corp. (a)	33	1,283
Science Applications International Corp.	30	2,626
Seagate Technology Holdings Public Limited Company (a)	103	9,090
Semtech Corp. (a)	33	2,303
ServiceNow, Inc. (a)	99	54,130
Shift4 Payments, LLC - Class A (a)	17	1,550
Silicon Laboratories Inc. (a)	23	3,465
Skyworks Solutions, Inc. (a)	82	15,792
Slack Technologies, Inc. - Class A (a)	253	11,229
Smartsheet Inc. - Class A (a)	59	4,275
Snowflake Inc. - Class A (a)	31	7,457
SolarEdge Technologies Ltd. (a)	26	7,140
SolarWinds Corporation (a)	37	624
Splunk Inc. (a)	82	11,819
Sprout Social, Inc. - Class A (a)	12	1,080
SPS Commerce, Inc. (a)	18	1,829
Square, Inc. - Class A (a)	196	47,678
SS&C Technologies Holdings, Inc. (a)	111	8,000
SunPower Corporation (a) (b)	41	1,191
Switch Inc - Class A	38	808
Synaptics Incorporated (a)	18	2,794
SYNNEX Corporation	21	2,589
Synopsys Inc. (a)	76	20,990
TE Connectivity Ltd.	165	22,281
Telos Corporation (a)	10	356
Tenable Holdings, Inc. (a)	35	1,438
Teradata Corporation (a)	56	2,801
Teradyne Inc. (a)	83	11,112
Texas Instruments Incorporated (a)	461	88,599
The Trade Desk, Inc. - Class A (a)	216	16,685
Trimble Inc. (a)	125	10,247
TTEC Holdings, Inc. (a)	9	966
Tyler Technologies Inc. (a)	20	9,260
Ultra Clean Holdings, Inc. (a)	19	997
Universal Display Corporation (a)	21	4,760
Upstate Property Rentals, LLC (a)	19	2,071
Varonis Systems, Inc. (a)	53	3,025
Velodyne Lidar, Inc. (a) (b)	22	229
Verint Systems Inc. (a)	34	1,523
VeriSign Inc. (a)	49	11,259
ViaSat, Inc. (a) (b)	33	1,666
Viavi Solutions Inc. (a)	118	2,079
Vishay Intertechnology Inc.	68	1,540
VMware, Inc. - Class A (a) (b)	40	6,469
Vontier Corporation	87	2,826
Western Digital Corporation (a)	154	10,944
Wex, Inc. (a)	23	4,410
Workday, Inc. - Class A (a)	94	22,465
Workiva Inc. - Class A (a)	21	2,382
Xerox Holdings Corporation	81	1,892
Xilinx, Inc. (a)	123	17,741
Zebra Technologies Corp. - Class A (a)	27	14,134
Zendesk, Inc. (a)	59	8,573
Zscaler, Inc. (a)	38	8,111
		5,110,303
Industrials 1.5%
Clarivate PLC (a)	134	3,702
Desktop Metal, Inc. - Class A (a) (b)	62	711
Dun & Bradstreet Holdings, Inc. (a)	71	1,508
ESCO Technologies Inc.	13	1,254
Fortive Corporation	170	11,850
Maxar Technologies Inc.	30	1,216
Sensata Technologies Holding PLC (a)	79	4,574
Shoals Technologies LLC - Class A (a)	34	1,197
SunRun Inc. (a)	80	4,484
Teledyne Technologies Inc. (a)	23	9,704
Uber Technologies, Inc. (a)	738	36,971
Vicor Corp. (a)	11	1,149
		78,320
Consumer Discretionary 0.3%
Garmin Ltd. (a)	75	10,814
iRobot Corp. (a) (b)	14	1,352
Luminar Technologies Inc. - Class A (a) (b)	87	1,920
Sonos, Inc. (a)	42	1,470
Stamps.com Inc. (a)	9	1,890
Vizio Holding Corp. - Class A (a) (b)	5	136
		17,582
Communication Services 0.3%
Bandwidth Inc. - Class A (a)	12	1,605
Bumble Inc. - Class A (a)	22	1,287
Lyft, Inc. - Class A (a)	129	7,774
ZoomInfo Technologies Inc. - Class A (a)	51	2,658
		13,324
Financials 0.1%
Coinbase Global, Inc. - Class A (a)	12	3,098
Ubiquiti Inc.	4	1,206
		4,304
Utilities 0.0%
Sunnova Energy International Inc. (a)	32	1,211
Energy 0.0%
Array Technologies, Inc. (a)	56	875
Total Common Stocks (cost $2,578,328)		5,225,919
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	21,020	21,020
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	17,980	17,980

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.03%, 05/19/22 (e) (f)	730	730
Total Short Term Investments (cost $39,730)		39,730
Total Investments 100.4% (cost $2,618,058)		5,265,649
Other Derivative Instruments (0.0)%		(17)
Other Assets and Liabilities, Net (0.4)%		(18,861)
Total Net Assets 100.0%		5,246,771

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(e)  All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	128	September 2021	18,362	(17)	668

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	5,225,919	—	—	5,225,919
Short Term Investments	39,000	730	—	39,730
	5,264,919	730	—	5,265,649
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	668	—	—	668
	668	—	—	668

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.7%
Materials 96.0%
Air Products & Chemicals Inc.	46	13,182
Albemarle Corporation	24	4,070
Alcoa Corporation (a)	38	1,415
Amyris, Inc. (a) (b)	39	636
Ashland Global Holdings Inc.	11	983
Avient Corporation	19	923
Axalta Coating Systems Ltd. (a)	43	1,301
Balchem Corporation (a)	7	876
Cabot Corp.	12	668
Celanese Corp. - Class A	23	3,534
CF Industries Holdings Inc.	44	2,289
Cleveland-Cliffs Inc. (a) (b)	95	2,055
Commercial Metals Co.	25	762
Compass Minerals International, Inc.	7	415
Corteva, Inc.	153	6,772
Danimer Scientific, L.L.C. - Class A (a) (b)	13	330
Domtar Corp. (a)	10	576
Dow Inc.	155	9,789
DuPont de Nemours, Inc.	110	8,531
Eagle Materials Inc. (a)	9	1,243
Eastman Chemical Co.	28	3,299
Ecolab Inc.	52	10,610
Element Solutions, Inc.	45	1,047
FMC Corporation	27	2,887
Freeport-McMoRan Inc. (a)	303	11,261
H.B. Fuller Company	11	687
Hecla Mining Co.	110	820
Huntsman Corp.	41	1,088
Ingevity Corporation (a)	8	670
Innospec Inc. (a)	5	459
International Flavors & Fragrances Inc.	52	7,702
Linde Public Limited Company	108	31,129
Livent Corporation (a)	33	634
LyondellBasell Industries N.V. - Class A	53	5,487
Martin Marietta Materials Inc.	13	4,548
Minerals Technologies Inc.	7	546
MOS Holdings Inc.	72	2,288
MP Materials Corp. - Class A (a) (b)	14	513
NewMarket Corp.	2	486
Newmont Corporation	166	10,515
Nucor Corporation	62	5,947
Olin Corporation	29	1,363
PPG Industries, Inc.	49	8,336
Quaker Chemical Corp.	3	646
Reliance Steel & Aluminum Co.	13	1,995
Royal Gold Inc. (a)	14	1,541
RPM International Inc.	27	2,370
Scotts Miracle-Gro Co.	8	1,614
Sensient Technologies Corporation	9	753
Sherwin-Williams Co.	50	13,502
Southern Copper Corporation	18	1,127
Steel Dynamics Inc. (a)	41	2,472
Stepan Co.	4	530
Summit Materials, Inc. - Class A (a)	24	851
The Chemours Company	34	1,185
Trinseo S.A.	8	485
Tronox Holdings PLC	23	517
United States Steel Corporation	56	1,341
Vulcan Materials Co.	27	4,785
W. R. Grace & Co.	13	885
Westlake Chemical Corporation	7	645
Zymergen Inc. (a)	3	138
		210,054
Health Care 1.7%
Avantor, Inc. (a)	107	3,784
Industrials 1.1%
Boise Cascade Company	8	480
UFP Industries, Inc. (a)	13	948
Univar Solutions Inc. (a)	35	851
		2,279
Utilities 0.6%
MDU Resources Group Inc.	41	1,297
Consumer Staples 0.3%
WD-40 Co. (a)	3	727
Total Common Stocks (cost $208,068)		218,141
INVESTMENT COMPANIES 0.2%
Vanguard Materials ETF (b)	2	417
Total Investment Companies (cost $383)		417
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	993	993
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	733	733
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.01%, 09/09/21 (e) (f)	58	58
0.03%, 05/19/22 (e) (f)	6	6
		64
Total Short Term Investments (cost $1,790)		1,790
Total Investments 100.7% (cost $210,241)		220,348
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.7)%		(1,476)
Total Net Assets 100.0%		218,875

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(e)  All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	12	September 2021	1,053	3	(11)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	218,141	—	—	218,141
Investment Companies	417	—	—	417
Short Term Investments	1,726	64	—	1,790
	220,284	64	—	220,348
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(11)	—	—	(11)
	(11)	—	—	(11)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI KLD 400 Social Index Fund
COMMON STOCKS 99.3%
Information Technology 32.9%
Accenture Public Limited Company - Class A	7	1,921
Adobe Inc. (a)	5	2,861
Advanced Micro Devices, Inc. (a)	12	1,173
Analog Devices, Inc. (a)	4	651
ANSYS, Inc. (a)	1	306
Applied Materials, Inc. (a)	9	1,345
Autodesk, Inc. (a)	2	661
Automatic Data Processing, Inc. (a)	4	860
Cadence Design Systems Inc. (a)	3	384
Cisco Systems, Inc. (a)	43	2,297
Citrix Systems Inc. (a)	1	142
Cognex Corp. (a)	2	152
Cognizant Technology Solutions Corp. - Class A (a)	5	369
CommScope Holding Company, Inc. (a)	2	40
Corning Incorporated	8	321
Dell Technology Inc. - Class C (a)	3	263
F5 Networks, Inc. (a)	1	123
Flex Ltd. (a)	5	87
Fortinet, Inc. (a)	1	345
Hewlett Packard Enterprise Company	13	189
HP Inc.	13	378
Intel Corporation (a)	42	2,341
International Business Machines Corporation	9	1,348
Intuit Inc. (a)	3	1,377
Itron Inc. (a)	—	36
Keysight Technologies, Inc. (a)	2	297
Lam Research Corp. (a)	1	960
MasterCard Incorporated - Class A	9	3,302
Microchip Technology Incorporated (a)	3	410
Microsoft Corporation (a)	73	19,861
Motorola Solutions Inc.	2	378
NortonLifelock Inc. (a)	6	163
NVIDIA Corporation (a)	6	5,074
Okta, Inc. - Class A (a)	1	308
On Semiconductor Corporation (a)	4	159
Oracle Corporation	20	1,527
Paycom Software, Inc. (a)	1	185
Paypal Holdings, Inc. (a)	11	3,309
Plantronics Inc. (a)	1	22
Salesforce.Com, Inc. (a)	9	2,301
ServiceNow, Inc. (a)	2	1,111
Skyworks Solutions, Inc. (a)	2	328
Slack Technologies, Inc. - Class A (a)	5	222
Splunk Inc. (a)	2	232
TE Connectivity Ltd.	3	461
Teradata Corporation (a)	1	57
Texas Instruments Incorporated (a)	9	1,813
The Western Union Company	4	101
Trimble Inc. (a)	3	205
Visa Inc. - Class A	17	4,064
VMware, Inc. - Class A (a) (b)	1	141
Workday, Inc. - Class A (a)	2	446
Xerox Holdings Corporation	2	41
Zebra Technologies Corp. - Class A (a)	1	298
		67,746
Communication Services 11.1%
Alphabet Inc. - Class A (a)	3	7,518
Alphabet Inc. - Class C (a)	3	7,564
Booking Holdings Inc. (a)	—	926
Discovery, Inc. - Series A (a) (b)	2	48
Discovery, Inc. - Series C (a)	3	89
Electronic Arts Inc.	3	423
John Wiley & Sons Inc. - Class A	—	28
Liberty Global PLC - Class A (a)	2	41
Liberty Global PLC - Class C (a)	4	102
Lumen Technologies Inc.	10	133
New York Times Co. - Class A	1	63
Omnicom Group Inc.	2	174
Scholastic Corp. (a)	—	5
Verizon Communications Inc.	42	2,380
Walt Disney Co.	19	3,255
		22,749
Consumer Discretionary 10.3%
Aptiv PLC (a)	3	428
Aramark	2	89
Autoliv, Inc.	1	84
AutoNation, Inc. (a)	1	51
Best Buy Co., Inc.	2	278
BorgWarner Inc.	2	117
Buckle Inc.	—	23
Callaway Golf Co. (a)	1	28
Capri Holdings Limited (a)	1	82
CarMax Inc. (a)	2	212
Choice Hotels International Inc.	—	40
Columbia Sportswear Co. (a)	—	41
Darden Restaurants Inc.	1	190
Deckers Outdoor Corp. (a)	—	116
Domino's Pizza, Inc.	—	180
Ethan Allen Interiors Inc.	—	2
Foot Locker, Inc.	1	57
GameStop Corp. - Class A (a)	1	128
Gap Inc.	2	81
Garmin Ltd. (a)	2	231
Hanesbrands Inc.	3	64
Harley-Davidson, Inc.	2	77
Hasbro, Inc. (a)	1	123
Hilton Worldwide Holdings Inc. (a)	3	340
Jack in the Box Inc. (a)	—	24
Kohl's Corporation	2	94
La-Z-Boy Inc.	—	16
LKQ Corporation (a)	3	154
Lowe`s Companies, Inc.	7	1,447
Marriott International, Inc. - Class A (a)	3	379
Mattel, Inc. (a)	4	74
McDonald's Corporation	8	1,764
Meritage Homes Corporation (a)	—	33
Mohawk Industries Inc. (a)	1	123
Newell Brands Inc.	4	103
NIKE, Inc. - Class B	13	2,017
Nordstrom Inc. (a)	1	40
Office Depot, Inc. (a)	1	32
Pool Corporation (a)	—	190
PVH Corp. (a)	1	74
Royal Caribbean Cruises Ltd.	2	208
Signet Jewelers Limited (a)	—	40
Starbucks Corporation (a)	12	1,354
Tesla Inc. (a)	8	5,347
The Home Depot, Inc.	11	3,502
Tractor Supply Co. (a)	1	217
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1	187
Under Armour Inc. - Class A (a)	2	48
Under Armour Inc. - Class C (a)	2	42
Vail Resorts, Inc. (a)	—	135
VF Corp.	3	285
Whirlpool Corporation	1	138
Wolverine World Wide, Inc.	1	26
		21,155
Health Care 10.1%
AbbVie Inc.	18	2,042
ABIOMED, Inc. (a)	—	153
Agilent Technologies, Inc.	3	454
Align Technology, Inc. (a)	1	461
AmerisourceBergen Corporation	2	175
Amgen Inc. (a)	6	1,444
Becton, Dickinson and Company	3	714
Biogen Inc. (a)	2	533
BioMarin Pharmaceutical Inc. (a)	2	160
Bio-Techne Corporation (a)	—	177
Bristol-Myers Squibb Company	23	1,535
Cardinal Health, Inc.	3	170
Centene Corporation (a)	6	427
Cerner Corp. (a)	3	253
Cigna Holding Company	4	844
Cooper Cos. Inc.	—	193

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
DaVita Inc. (a)	1	94
Dentsply Sirona Inc.	2	145
DexCom Inc. (a)	1	413
Edwards Lifesciences Corporation (a)	6	653
Gilead Sciences, Inc. (a)	13	875
HCA Healthcare, Inc.	3	567
Henry Schein Inc. (a)	2	114
Hologic Inc. (a)	3	173
Humana Inc.	1	576
IDEXX Laboratories, Inc. (a)	1	544
Illumina, Inc. (a)	1	707
Insulet Corporation (a)	1	189
IQVIA Inc. (a)	2	468
Jazz Pharmaceuticals Public Limited Company (a)	1	118
Laboratory Corporation of America Holdings (a)	1	282
Mednax, Inc. (a)	1	23
Merck & Co., Inc.	26	2,015
Mettler-Toledo International Inc. (a)	—	326
Patterson Cos. Inc. (a)	1	24
Quest Diagnostics Incorporated	1	180
ResMed Inc.	1	360
Select Medical Holdings Corporation	1	50
Teladoc Health, Inc. (a)	1	234
Vertex Pharmaceuticals Incorporated (a)	3	537
Waters Corp. (a)	1	215
West Pharmaceutical Services Inc.	1	266
Zoetis Inc. - Class A	5	914
		20,797
Industrials 9.0%
3M Company	6	1,185
ACCO Brands Corporation	—	3
Acuity Brands, Inc.	—	66
AGCO Corporation	1	90
Air Lease Corporation - Class A	1	40
Allegion Public Limited Company	1	128
AMERCO (a)	—	53
AO Smith Corp.	1	107
Applied Industrial Technologies, Inc.	—	33
Arcbest Corporation (a)	—	20
ASGN Incorporated (a)	—	46
Avis Budget Group, Inc. (a)	1	41
Builders FirstSource, Inc. (a)	2	89
C.H. Robinson Worldwide, Inc. (a)	1	129
Caterpillar Inc.	6	1,222
Copart Inc. (a)	2	295
CSX Corp. (a)	24	754
Cummins Inc.	1	362
Deere & Company	3	1,082
Delta Air Lines, Inc. (a)	1	65
Deluxe Corp.	1	26
Dover Corporation	1	218
Eaton Corporation Public Limited Company	4	605
Echo Global Logistics, Inc. (a)	—	13
EMCOR Group, Inc.	1	72
Expeditors International of Washington Inc. (a)	2	214
Exponent, Inc. (a)	—	42
Fastenal Co. (a)	6	313
Flowserve Corporation	1	48
Fortive Corporation	3	233
Fortune Brands Home & Security, Inc.	1	146
Graco Inc.	2	135
Granite Construction Incorporated	1	26
H&E Equipment Services, Inc. (a)	—	8
Heidrick & Struggles International Inc. (a)	—	3
HNI Corp.	—	18
ICF International, Inc. (a)	—	22
IDEX Corporation	1	169
IHS Markit Ltd.	4	433
Illinois Tool Works Inc.	3	716
Interface Inc. - Class A (a)	—	4
Johnson Controls International Public Limited Company	7	506
Kansas City Southern	1	258
Kelly Services Inc. - Class A (a)	—	4
Knoll Inc.	1	22
Lennox International Inc.	—	129
Lincoln Electric Holdings Inc. (a)	1	70
ManpowerGroup Inc.	1	75
Masco Corporation	3	150
Meritor, Inc. (a)	1	15
Middleby Corp. (a)	1	97
Norfolk Southern Corporation	3	675
Owens Corning Inc.	1	104
PACCAR Inc.	4	317
Parker-Hannifin Corporation	1	399
Quanta Services, Inc.	1	127
Resources Connection, Inc. (a)	—	1
Robert Half International Inc.	1	109
Rockwell Automation Inc.	1	341
Roper Technologies, Inc.	1	497
Ryder System, Inc.	1	38
Sensata Technologies Holding PLC (a)	2	96
Snap-On Inc.	1	123
Southwest Airlines Co. (a)	2	87
Spirit Aerosystems Holdings Inc. - Class A	1	47
Stanley Black & Decker, Inc.	2	338
Steelcase Inc. - Class A	1	8
Tennant Co.	—	13
Tetra Tech, Inc. (a)	1	61
Timken Co.	1	58
Trane Technologies Public Limited Company	2	442
TransUnion	2	223
TrueBlue, Inc. (a)	—	6
Union Pacific Corporation	7	1,510
United Parcel Service Inc. - Class B	7	1,534
United Rentals Inc. (a)	1	240
W. W. Grainger, Inc.	—	205
Wabtec Corp.	2	155
Xylem Inc.	2	218
		18,572
Financials 8.4%
Ally Financial Inc.	4	193
American Express Company (a)	7	1,165
Ameriprise Financial, Inc.	1	297
Arthur J Gallagher & Co.	2	277
Bank of Hawaii Corporation	—	32
BlackRock, Inc.	2	1,370
Cathay General Bancorp (a)	1	34
Chubb Limited	5	735
CIT Group Inc.	1	60
Citizens Financial Group Inc.	4	197
CME Group Inc. - Class A (a)	4	772
Comerica Inc.	1	104
Equitable Holdings, Inc.	4	127
FactSet Research Systems Inc.	—	132
First Republic Bank	2	335
Franklin Resources Inc.	3	101
Heartland Financial USA, Inc. (a)	1	27
Huntington Bancshares Incorporated (a)	15	210
Intercontinental Exchange, Inc.	6	673
International Bancshares Corporation (a)	1	22
Invesco Ltd.	4	103
KeyCorp	10	203
Lincoln National Corporation	2	113
Loews Corp.	2	122
M&T Bank Corporation	1	198
Marsh & McLennan Companies, Inc.	5	723
Moody's Corp.	2	627
New York Community Bancorp Inc. - Series A	5	58
Northern Trust Corp.	2	229
Old National Bancorp (a)	2	27
People's United Financial Inc. (a)	4	73
Principal Financial Group, Inc. (a)	3	171
Progressive Corp.	6	589
Prudential Financial Inc.	4	410
Regions Financial Corporation	10	205
S&P Global Inc.	2	1,019
State Street Corporation	4	301
SVB Financial Group (a)	1	297

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
T. Rowe Price Group, Inc. (a)	2	455
The Allstate Corporation	3	398
The Bank of New York Mellon Corporation (c)	8	431
The Charles Schwab Corporation	15	1,082
The Hartford Financial Services Group, Inc.	4	221
The PNC Financial Services Group, Inc.	4	817
The Travelers Companies, Inc.	3	380
Truist Financial Corporation	14	756
Umpqua Holdings Corp.	2	42
Voya Financial, Inc.	1	81
Willis Towers Watson Public Limited Company	1	304
Zions Bancorp	2	96
		17,394
Consumer Staples 7.5%
Archer-Daniels-Midland Company	6	347
Bunge Limited	1	113
Campbell Soup Company	2	87
Colgate-Palmolive Co.	8	663
ConAgra Brands Inc.	5	179
Darling Ingredients Inc. (a)	2	119
Estee Lauder Cos. Inc. - Class A	2	739
General Mills, Inc.	6	381
Hain Celestial Group Inc. (a)	1	32
Hormel Foods Corp.	3	143
Ingredion Inc.	1	67
JM Smucker Co.	1	153
Kellogg Co.	3	171
Keurig Dr Pepper Inc. (a)	7	258
Kimberly-Clark Corporation	3	456
Kraft Heinz Foods Company (a)	7	288
Lamb Weston Holdings Inc.	2	122
McCormick & Co. Inc.	3	232
Mondelez International, Inc. - Class A (a)	14	900
PepsiCo, Inc. (a)	14	2,099
Procter & Gamble Co. (a)	25	3,389
Sysco Corp.	5	412
Target Corporation	5	1,246
The Clorox Company	1	236
The Coca-Cola Company	42	2,274
The Kroger Co.	7	277
United Natural Foods Inc. (a)	—	18
		15,401
Real Estate 3.1%
American Tower Corporation	5	1,236
AvalonBay Communities, Inc.	1	303
Boston Properties Inc.	1	168
CBRE Group, Inc. - Class A (a)	3	298
Corporate Office Properties Trust	1	29
Digital Realty Trust Inc.	3	425
Duke Realty Corp.	4	182
Equinix, Inc.	1	724
Equity Residential	4	273
Federal Realty Investment Trust	1	78
Healthpeak Properties, Inc.	5	181
Host Hotels & Resorts, Inc. (a)	7	119
Iron Mountain Incorporated	3	130
Jones Lang LaSalle Incorporated (a)	1	103
Macerich Co.	1	24
PotlatchDeltic Corp. (a)	1	33
ProLogis Inc.	8	912
Realogy Holdings Corp. (a)	2	28
SBA Communications Corporation (a)	1	350
Simon Property Group, Inc.	3	431
UDR, Inc.	3	153
Weyerhaeuser Company	8	266
		6,446
Materials 3.1%
Air Products and Chemicals, Inc.	2	643
Albemarle Corporation	1	196
Amcor Plc	16	178
Avery Dennison Corporation	1	181
Axalta Coating Systems Ltd. (a)	2	61
Ball Corporation	3	278
Compass Minerals International, Inc.	—	22
Domtar Corp. (a)	1	37
Ecolab Inc.	3	542
H.B. Fuller Company	1	37
International Flavors & Fragrances Inc.	3	386
Linde Public Limited Company	5	1,551
Minerals Technologies Inc.	—	25
MOS Holdings Inc.	4	122
Newmont Corporation	8	512
Nucor Corporation	3	294
PPG Industries, Inc.	2	405
Schnitzer Steel Industries Inc. - Class A (a)	—	12
Sealed Air Corporation	2	96
Sherwin-Williams Co.	3	703
Sonoco Products Co.	1	63
		6,344
Energy 2.2%
Apa Corp. (a)	4	79
Baker Hughes, a GE Company, LLC - Class A	7	166
Cheniere Energy, Inc. (a)	3	220
ConocoPhillips	14	834
Core Laboratories N.V.	—	16
Devon Energy Corporation	7	197
EQT Corporation (a)	3	57
Hess Corporation	3	241
Marathon Oil Corporation	8	113
Marathon Petroleum Corporation	7	396
NOV Inc. (a)	4	69
Occidental Petroleum Corporation	10	303
ONEOK, Inc.	5	254
Phillips 66	4	384
Pioneer Natural Resources Co.	2	343
Schlumberger Ltd.	14	451
Southwestern Energy Co. (a)	8	44
TechnipFMC PLC	4	38
Valero Energy Corporation	4	327
		4,532
Utilities 1.6%
Alliant Energy Corporation (a)	3	143
American Water Works Company, Inc.	2	290
Atmos Energy Corporation	1	124
Avista Corporation	1	27
CenterPoint Energy, Inc.	6	141
CMS Energy Corp.	3	174
Consolidated Edison, Inc.	4	253
Essential Utilities, Inc.	2	106
Eversource Energy	4	285
FirstEnergy Corp.	6	210
MDU Resources Group Inc.	2	59
New Jersey Resources Corp.	1	36
NiSource Inc.	4	94
Northwest Natural Holding Company	—	15
OGE Energy Corp.	2	66
Ormat Technologies Inc.	—	29
PPL Corporation	8	215
Sempra Energy	3	423
The AES Corporation	7	175
UGI Corp.	2	94
WEC Energy Group Inc.	3	289
		3,248
Total Common Stocks (cost $153,259)		204,384
INVESTMENT COMPANIES 0.2%
iShares MSCI KLD 400 Social ETF	5	455
Total Investment Companies (cost $454)		455
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	887	887

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	195	195
Total Short Term Investments (cost $1,082)		1,082
Total Investments 100.0% (cost $154,795)		205,921
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (0.0)%		(18)
Total Net Assets 100.0%		205,904

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/Mellon MSCI KLD 400 Social Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	289	89	16	5	(1)	70	431	0.2

JNL/Mellon MSCI KLD 400 Social Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	4	September 2021	846	1	12

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon MSCI KLD 400 Social Index Fund
Assets - Securities
Common Stocks	204,384	—	—	204,384
Investment Companies	455	—	—	455
Short Term Investments	1,082	—	—	1,082
	205,921	—	—	205,921
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	12	—	—	12
	12	—	—	12

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.5%
Information Technology 49.2%
Adobe Inc. (a)	213	124,969
Advanced Micro Devices, Inc. (a)	542	50,910
Analog Devices, Inc. (a)	165	28,383
ANSYS, Inc. (a)	38	13,313
Apple Inc. (a)	4,899	670,955
Applied Materials Inc. (a)	408	58,154
ASML Holding - ADR (a)	35	24,156
Atlassian Corporation PLC - Class A (a)	60	15,334
Autodesk, Inc. (a)	98	28,688
Automatic Data Processing Inc. (a)	190	37,769
Baidu.com - Class A - ADR (a)	116	23,728
Broadcom Inc. (a)	182	86,740
Cadence Design Systems Inc. (a)	125	17,035
CDW Corp. (a)	63	10,946
Check Point Software Technologies Ltd (a)	62	7,257
Cisco Systems, Inc. (a)	1,882	99,727
Cognizant Technology Solutions Corp. - Class A (a)	237	16,393
DocuSign, Inc. (a)	86	24,080
Fiserv, Inc. (a)	298	31,856
Intel Corporation (a)	1,804	101,258
Intuit Inc. (a)	122	59,772
KLA-Tencor Corp. (a)	69	22,347
Lam Research Corp. (a)	64	41,604
Marvell Technology, Inc.	355	20,699
Maxim Integrated Products, Inc. (a)	120	12,648
Microchip Technology Incorporated (a)	122	18,201
Micron Technology, Inc. (a)	501	42,533
Microsoft Corporation (a)	2,209	598,547
NetEase, Inc. - ADR (a)	135	15,552
NVIDIA Corporation (a)	278	222,237
NXP Semiconductors N.V.	124	25,464
Okta, Inc. - Class A (a)	55	13,568
Paychex Inc. (a)	163	17,462
Paypal Holdings, Inc. (a)	524	152,709
Qualcomm Incorporated (a)	504	72,018
Skyworks Solutions, Inc. (a)	73	13,978
Splunk Inc. (a)	72	10,459
Synopsys Inc. (a)	68	18,765
Texas Instruments Incorporated (a)	412	79,184
VeriSign Inc. (a)	50	11,369
Workday, Inc. - Class A (a)	84	19,979
Xilinx, Inc. (a)	109	15,807
Zoom Video Communications, Inc. - Class A (a)	105	40,719
		3,017,272
Communication Services 19.5%
Activision Blizzard, Inc. (a)	348	33,164
Alphabet Inc. - Class A (a)	88	215,212
Alphabet Inc. - Class C (a)	95	238,291
Booking Holdings Inc. (a)	18	40,101
Charter Communications, Inc. - Class A (a)	85	61,027
Comcast Corporation - Class A (a)	2,045	116,589
Electronic Arts Inc.	129	18,511
Facebook, Inc. - Class A (a)	703	244,490
Fox Corporation - Class A (a)	147	5,453
Fox Corporation - Class B (a)	112	3,959
Match Group Holdings II, LLC (a)	120	19,348
Netflix, Inc. (a)	197	104,262
Sirius XM Holdings Inc. (a) (b)	1,841	12,040
T-Mobile USA, Inc. (a)	556	80,523
		1,192,970
Consumer Discretionary 16.7%
Amazon.com Inc. (a)	148	508,693
Dollar Tree Inc. (a)	106	10,518
eBay Inc. (a)	304	21,359
JD.com, Inc. - Class A - ADR (a)	361	28,846
Lululemon Athletica Inc. (a)	56	20,539
Marriott International, Inc. - Class A (a)	146	19,935
MercadoLibre S.R.L (a)	22	34,535
O'Reilly Automotive, Inc. (a)	32	17,915
Peloton Interactive, Inc. - Class A (a)	117	14,452
Pinduoduo Inc. - ADR (a)	166	21,089
Ross Stores Inc. (a)	160	19,896
Starbucks Corporation (a)	527	58,931
Tesla Inc. (a)	349	237,467
Trip.com Group Limited - ADR (a)	235	8,347
		1,022,522
Health Care 6.7%
Alexion Pharmaceuticals Inc. (a)	98	18,018
Align Technology Inc. (a)	36	21,760
Amgen Inc. (a)	258	62,785
Biogen Inc. (a)	67	23,317
Cerner Corp. (a)	135	10,568
DexCom Inc. (a)	43	18,312
Gilead Sciences, Inc. (a)	559	38,492
IDEXX Laboratories, Inc. (a)	38	24,281
Illumina, Inc. (a)	65	30,684
Incyte Corporation (a)	98	8,252
Intuitive Surgical, Inc. (a)	53	48,441
Moderna, Inc. (a)	178	41,779
Regeneron Pharmaceuticals, Inc. (a)	47	26,115
Seagen Inc. (a)	80	12,642
Vertex Pharmaceuticals Incorporated (a)	116	23,416
		408,862
Consumer Staples 4.8%
Costco Wholesale Corporation (a)	197	78,084
Keurig Dr Pepper Inc. (a)	632	22,259
Kraft Heinz Foods Company (a)	543	22,146
Mondelez International, Inc. - Class A (a)	628	39,228
Monster Beverage 1990 Corporation (a)	237	21,650
PepsiCo, Inc. (a)	615	91,096
Walgreens Boots Alliance, Inc. (a)	387	20,376
		294,839
Industrials 1.7%
Cintas Corp. (a)	47	17,894
Copart Inc. (a)	106	14,000
CSX Corp. (a)	1,017	32,630
Fastenal Co. (a)	258	13,440
PACCAR Inc.	155	13,798
Verisk Analytics, Inc. (a)	74	12,846
		104,608
Utilities 0.9%
American Electric Power Co. Inc. (a)	220	18,628
Exelon Corporation (a)	439	19,466
Xcel Energy Inc. (a)	241	15,879
		53,973
Total Common Stocks (cost $3,003,651)		6,095,046
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	31,549	31,549
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	7,743	7,743
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.03%, 05/19/22 (e) (f)	74	74
Total Short Term Investments (cost $39,366)		39,366
Total Investments 100.1% (cost $3,043,017)		6,134,412
Other Derivative Instruments (0.0)%		(34)
Other Assets and Liabilities, Net (0.1)%		(6,118)
Total Net Assets 100.0%		6,128,260

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(e)  All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	123	September 2021	34,619	(34)	1,171

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	6,095,046	—	—	6,095,046
Short Term Investments	39,292	74	—	39,366
	6,134,338	74	—	6,134,412
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,171	—	—	1,171
	1,171	—	—	1,171

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.0%
Real Estate 95.5%
AGNC Investment Corp. (a)	66	1,107
Agree Realty Corporation	9	601
Alexandria Real Estate Equities Inc.	17	3,112
American Campus Communities Inc.	17	805
American Homes 4 Rent - Class A	34	1,328
American Tower Corporation	57	15,305
Americold Realty Trust	32	1,193
Apple Hospitality REIT, Inc.	26	398
AvalonBay Communities Inc.	17	3,632
Boston Properties Inc.	18	2,030
Brandywine Realty Trust	21	292
Brixmor Property Group Inc.	37	849
Camden Property Trust	12	1,617
Caretrust REIT, Inc. (a)	12	280
CBRE Group, Inc. - Class A (a)	42	3,587
Chimera Investment Corporation	29	435
CoreSite Realty Corporation	5	712
Corporate Office Properties Trust	14	394
Cousins Properties Incorporated	18	673
Crown Castle International Corp.	54	10,507
CubeSmart	25	1,165
Cushman & Wakefield PLC (a) (b)	14	240
Cyrusone LLC (a)	15	1,094
DiamondRock Hospitality Co. (a)	26	254
Digital Realty Trust Inc.	35	5,281
DigitalBridge Group, Inc. - Class A (a) (b)	60	477
Douglas Emmett, Inc.	20	682
Duke Realty Corp.	47	2,214
EastGroup Properties Inc.	5	822
EPR Properties (a)	9	485
Equinix, Inc.	11	8,959
Equity Commonwealth (a)	15	401
Equity Lifestyle Properties, Inc.	21	1,572
Equity Residential	43	3,303
Essential Properties Realty Trust, Inc.	15	399
Essex Property Trust Inc.	8	2,432
eXp World Holdings, Inc. (a) (b)	7	280
Extra Space Storage Inc.	17	2,732
Federal Realty Investment Trust	9	1,035
First Industrial Realty Trust, Inc.	16	843
Four Corners Property Trust, Inc.	9	262
Gaming and Leisure Properties, Inc. (a)	27	1,265
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	10	544
Healthcare Realty Trust Inc.	17	527
Healthcare Trust of America, Inc. - Class A	27	730
Healthpeak Properties, Inc.	67	2,238
Highwoods Properties Inc.	13	579
Host Hotels & Resorts, Inc. (a)	88	1,506
Hudson Pacific Properties Inc.	19	517
Innovative Industrial Properties, Inc.	3	563
Invitation Homes Inc.	71	2,640
Iron Mountain Incorporated	36	1,525
JBG Smith Properties	14	429
Jones Lang LaSalle Incorporated (a)	6	1,252
Kennedy-Wilson Holdings Inc.	15	303
Kilroy Realty Corporation	13	922
Kimco Realty Corporation	54	1,128
Lamar Advertising Co. - Class A (a)	11	1,130
Lexington Realty Trust	35	416
Life Storage Inc.	10	1,030
Medical Properties Trust, Inc.	73	1,475
Mid-America Apartment Communities, Inc.	14	2,405
National Health Investors, Inc.	6	382
National Retail Properties, Inc.	22	1,028
National Storage Affiliates Trust	8	429
New Residential Investment Corp.	57	608
Omega Healthcare Investors, Inc.	29	1,067
Open Doors Technology Inc. - Class A (a) (b)	43	755
OUTFRONT Media Inc. (a)	18	438
Paramount Group, Inc.	20	201
Park Hotels & Resorts Inc. (a)	29	600
Pebblebrook Hotel Trust	16	381
Physicians Realty Trust	27	490
Piedmont Office Realty Trust Inc. - Class A	15	285
PotlatchDeltic Corp. (a)	8	446
ProLogis Inc.	92	11,019
PS Business Parks, Inc.	3	370
Public Storage	19	5,705
QTS Realty Trust, Inc. - Class A	8	654
Rayonier Inc.	17	615
Realty Income Corporation	47	3,108
Redfin Corporation (a)	13	824
Regency Centers Corp. (a)	20	1,263
Retail Properties of America, Inc. - Class A	27	306
Rexford Industrial Realty, Inc.	17	954
RLJ III-EM Columbus Lessee, LLC	21	313
Ryman Hospitality Properties, Inc. (a)	7	535
Sabra Health Care REIT, Inc. (a)	27	492
Safehold Inc.	2	133
SBA Communications Corporation (a)	14	4,344
Simon Property Group, Inc.	41	5,343
SITE Centers Corp.	21	316
SL Green Realty Corp. (b)	9	683
Spirit Realty Capital, Inc.	14	677
St. Joe Co.	4	180
STAG Industrial, Inc.	20	747
Starwood Property Trust, Inc.	36	938
STORE Capital Corp.	30	1,049
Sun Communities Inc.	14	2,390
Sunstone Hotel Investors Inc. (a)	27	334
Terreno Realty Corporation	9	553
The Howard Hughes Corporation (a)	6	542
UDR, Inc.	37	1,814
Uniti Group Inc. (a)	29	308
Urban Edge Properties	14	262
Ventas, Inc.	47	2,671
VEREIT, Inc.	29	1,314
VICI Properties Inc.	67	2,078
Vornado Realty Trust	20	915
W.P. Carey Inc.	22	1,657
Weingarten Realty Investors	15	474
Welltower Inc.	52	4,325
Weyerhaeuser Company	93	3,215
Xenia Hotels & Resorts Inc. (a)	14	266
		177,709
Industrials 2.2%
CoStar Group, Inc. (a)	49	4,077
Financials 1.3%
Annaly Capital Management Inc.	175	1,550
Arbor Realty Trust, Inc.	15	275
Blackstone Mortgage Trust, Inc. - Class A	18	577
		2,402
Total Common Stocks (cost $167,965)		184,188
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	2,724	2,724
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	723	723
Total Short Term Investments (cost $3,447)		3,447
Total Investments 100.8% (cost $171,412)		187,635
Other Derivative Instruments (0.0)%		(12)
Other Assets and Liabilities, Net (0.8)%		(1,528)
Total Net Assets 100.0%		186,095

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	30	September 2021	1,634	(12)	(11)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	184,188	—	—	184,188
Short Term Investments	3,447	—	—	3,447
	187,635	—	—	187,635
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(11)	—	—	(11)
	(11)	—	—	(11)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.4%
Information Technology 27.3%
Accenture Public Limited Company - Class A	207	60,911
Adobe Inc. (a)	156	91,104
Advanced Micro Devices, Inc. (a) (b)	393	36,917
Akamai Technologies, Inc. (a)	54	6,266
Amphenol Corporation - Class A (b)	194	13,274
Analog Devices, Inc. (a) (b)	120	20,583
ANSYS, Inc. (a) (b)	29	9,948
Apple Inc. (a)	5,101	698,668
Applied Materials, Inc. (a)	298	42,391
Arista Networks, Inc. (a)	18	6,634
Autodesk, Inc. (a)	71	20,805
Automatic Data Processing, Inc. (a)	139	27,562
Broadcom Inc. (a) (b)	132	63,167
Broadridge Financial Solutions, Inc. (b)	37	6,016
Cadence Design Systems Inc. (a)	90	12,360
CDW Corp. (a)	45	7,940
Cisco Systems, Inc. (a)	1,370	72,615
Citrix Systems Inc. (a)	41	4,805
Cognizant Technology Solutions Corp. - Class A (a)	172	11,902
Corning Incorporated	249	10,173
DXC Technology Company (a)	85	3,299
Enphase Energy, Inc. (a) (b)	43	7,851
F5 Networks, Inc. (a)	19	3,628
Fidelity National Information Services, Inc.	201	28,539
Fiserv, Inc. (a)	193	20,661
FleetCor Technologies Inc. (a)	27	6,885
Fortinet, Inc. (a)	44	10,435
Gartner Inc. (a)	28	6,864
Global Payments Inc.	96	17,948
Hewlett Packard Enterprise Company (b)	428	6,244
HP Inc.	391	11,814
Intel Corporation (a)	1,313	73,721
International Business Machines Corporation	290	42,496
Intuit Inc. (a)	89	43,541
IPG Photonics Corporation (a)	11	2,368
Jack Henry & Associates Inc. (a) (b)	25	4,152
Juniper Networks, Inc. (b)	110	3,002
Keysight Technologies, Inc. (a)	60	9,262
KLA-Tencor Corp. (a)	50	16,185
Lam Research Corp. (a)	46	30,157
Leidos Holdings Inc.	45	4,501
MasterCard Incorporated - Class A	285	103,901
Maxim Integrated Products, Inc. (a)	89	9,371
Microchip Technology Incorporated (a)	88	13,148
Micron Technology, Inc. (a)	363	30,832
Microsoft Corporation (a)	2,449	663,356
Monolithic Power Systems Inc. (a) (b)	14	5,265
Motorola Solutions Inc. (b)	55	11,861
NetApp, Inc. (a)	71	5,815
NortonLifelock Inc. (a) (b)	193	5,251
NVIDIA Corporation (a)	202	162,012
NXP Semiconductors N.V.	90	18,412
Oracle Corporation (b)	591	46,018
Paychex Inc. (a) (b)	104	11,145
Paycom Software, Inc. (a)	16	5,901
Paypal Holdings, Inc. (a)	382	111,301
PTC Inc. (a)	34	4,808
Qorvo, Inc. (a) (b)	36	7,136
Qualcomm Incorporated (a) (b)	367	52,432
Salesforce.Com, Inc. (a)	301	73,503
Seagate Technology Holdings Public Limited Company (a) (b)	67	5,878
ServiceNow, Inc. (a)	64	35,263
Skyworks Solutions, Inc. (a) (b)	53	10,231
Synopsys Inc. (a)	49	13,606
TE Connectivity Ltd.	107	14,491
Teradyne Inc. (a) (b)	55	7,402
Texas Instruments Incorporated (a)	300	57,725
The Western Union Company (b)	137	3,143
Trimble Inc. (a)	83	6,764
Tyler Technologies Inc. (a) (b)	13	6,017
VeriSign, Inc. (a)	32	7,297
Visa Inc. - Class A (b)	551	128,730
Western Digital Corporation (a)	100	7,104
Xilinx, Inc. (a)	80	11,502
Zebra Technologies Corp. - Class A (a)	17	9,130
		3,243,345
Health Care 12.9%
Abbott Laboratories	578	66,956
AbbVie Inc.	573	64,548
ABIOMED, Inc. (a) (b)	15	4,679
Agilent Technologies, Inc.	99	14,585
Alexion Pharmaceuticals, Inc. (a)	71	13,076
Align Technology, Inc. (a)	23	14,252
AmerisourceBergen Corporation	49	5,573
Amgen Inc. (a)	187	45,677
Anthem, Inc.	79	30,325
Baxter International Inc.	164	13,171
Becton, Dickinson and Company	94	22,910
Biogen Inc. (a)	49	17,081
Bio-Rad Laboratories, Inc. - Class A (a)	7	4,607
Boston Scientific Corporation (a)	459	19,641
Bristol-Myers Squibb Company	727	48,574
Cardinal Health, Inc.	98	5,574
Catalent Inc. (a)	55	5,925
Centene Corporation (a)	188	13,733
Cerner Corp. (a)	98	7,670
Charles River Laboratories International Inc. (a)	16	6,007
Cigna Holding Company	112	26,479
Cooper Cos. Inc.	16	6,269
CVS Health Corporation	428	35,705
Danaher Corporation	206	55,194
DaVita Inc. (a)	24	2,894
Dentsply Sirona Inc.	70	4,411
DexCom Inc. (a) (b)	31	13,298
Edwards Lifesciences Corporation (a)	202	20,964
Eli Lilly & Co.	258	59,240
Gilead Sciences, Inc. (a)	407	28,059
HCA Healthcare, Inc.	86	17,762
Henry Schein Inc. (a)	46	3,434
Hologic Inc. (a)	86	5,725
Humana Inc.	42	18,489
IDEXX Laboratories, Inc. (a)	28	17,478
Illumina, Inc. (a)	47	22,378
Incyte Corporation (a)	62	5,228
Intuitive Surgical, Inc. (a)	38	35,391
IQVIA Inc. (a) (b)	62	15,013
Johnson & Johnson	856	141,025
Laboratory Corporation of America Holdings (a)	32	8,895
McKesson Corporation	51	9,839
Medtronic Public Limited Company	437	54,299
Merck & Co., Inc.	821	63,858
Mettler-Toledo International Inc. (a) (b)	8	10,493
Organon & Co. (a)	82	2,485
PerkinElmer Inc.	37	5,753
Perrigo Company Public Limited Company (b)	46	2,094
Pfizer Inc.	1,819	71,251
Quest Diagnostics Incorporated (b)	43	5,629
Regeneron Pharmaceuticals, Inc. (a)	34	19,055
ResMed Inc. (b)	48	11,867
Steris Limited	32	6,503
Stryker Corporation	106	27,567
Teleflex Incorporated	15	6,039
Thermo Fisher Scientific Inc.	128	64,466
UnitedHealth Group Incorporated	307	122,873
Universal Health Services Inc. - Class B	26	3,821
Vertex Pharmaceuticals Incorporated (a)	84	16,987
Viatris, Inc.	401	5,736
Waters Corp. (a) (b)	21	7,136
West Pharmaceutical Services Inc.	24	8,577
Zimmer Biomet Holdings, Inc. (b)	67	10,823
Zoetis Inc. - Class A	154	28,714
		1,533,760
Consumer Discretionary 11.4%
Advance Auto Parts, Inc. (b)	21	4,271

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Amazon.com, Inc. (a)	139	479,400
Aptiv PLC (a)	87	13,755
AutoZone, Inc. (a)	7	10,501
Best Buy Co., Inc.	73	8,357
BorgWarner Inc. (b)	76	3,678
Caesars Entertainment, Inc. (a) (b)	68	7,011
CarMax Inc. (a) (b)	52	6,759
Carnival Plc (a) (b)	263	6,934
Chipotle Mexican Grill Inc. (a) (b)	9	14,131
D.R. Horton, Inc.	107	9,679
Darden Restaurants Inc.	43	6,325
Dollar Tree Inc. (a)	76	7,569
Domino's Pizza, Inc. (b)	12	5,771
eBay Inc. (a) (b)	209	14,697
ETSY, Inc. (a) (b)	41	8,369
Ford Motor Company (a)	1,266	18,812
Gap Inc. (b)	68	2,305
Garmin Ltd. (a) (b)	50	7,179
General Motors Company (a)	415	24,547
Genuine Parts Co.	48	6,071
Hanesbrands Inc. (b)	109	2,032
Hasbro, Inc. (a)	41	3,833
Hilton Worldwide Holdings Inc. (a)	90	10,839
L Brands, Inc.	76	5,449
Las Vegas Sands Corp. (a)	108	5,707
Leggett & Platt Inc. (b)	45	2,311
Lennar Corporation - Class A (b)	89	8,821
LKQ Corporation (a)	93	4,586
Lowe`s Companies, Inc.	230	44,651
Marriott International, Inc. - Class A (a)	86	11,760
McDonald's Corporation	242	55,883
MGM Resorts International	136	5,819
Mohawk Industries Inc. (a)	20	3,827
Newell Brands Inc.	119	3,277
NIKE, Inc. - Class B	414	64,025
Norwegian Cruise Line Holdings Ltd. (a) (b)	120	3,521
NVR, Inc. (a) (b)	1	5,491
O'Reilly Automotive, Inc. (a)	23	12,871
Penn National Gaming Inc. (a) (b)	48	3,679
Pool Corporation (a) (b)	13	6,129
Pulte Homes Inc.	85	4,618
PVH Corp. (a)	24	2,547
Ralph Lauren Corp. - Class A (b)	16	1,833
Ross Stores Inc. (a)	115	14,300
Royal Caribbean Cruises Ltd. (b)	72	6,108
Starbucks Corporation (a)	382	42,707
Tapestry Inc. (a)	88	3,835
Tesla Inc. (a) (b)	251	170,265
The Home Depot, Inc.	346	110,299
TJX Cos. Inc.	389	26,249
Tractor Supply Co. (a) (b)	37	6,970
Ulta Salon, Cosmetics & Fragrance, Inc. (a) (b)	18	6,228
Under Armour Inc. - Class A (a) (b)	65	1,371
Under Armour Inc. - Class C (a) (b)	65	1,212
VF Corp.	106	8,730
Whirlpool Corporation (b)	20	4,358
Wynn Resorts Ltd. (a) (b)	35	4,243
Yum! Brands, Inc.	97	11,173
		1,357,678
Communication Services 11.4%
Activision Blizzard, Inc. (a)	251	23,973
Alphabet Inc. - Class A (a)	98	238,741
Alphabet Inc. - Class C (a)	93	232,160
AT&T Inc. (a)	2,314	66,611
Booking Holdings Inc. (a)	13	29,069
Charter Communications, Inc. - Class A (a) (b)	45	32,344
Comcast Corporation - Class A (a)	1,490	84,977
Discovery, Inc. - Series A (a) (b)	55	1,693
Discovery, Inc. - Series C (a) (b)	98	2,853
Dish Network Corporation - Class A (a)	82	3,440
Electronic Arts Inc.	93	13,397
Expedia Group, Inc. (a) (b)	45	7,405
Facebook, Inc. - Class A (a)	779	270,907
Fox Corporation - Class A (a) (b)	107	3,958
Fox Corporation - Class B (a)	53	1,878
Interpublic Group of Cos. Inc.	128	4,161
Live Nation Entertainment, Inc. (a) (b)	48	4,184
Lumen Technologies Inc. (b)	329	4,466
Netflix, Inc. (a)	144	76,137
News Corporation - Class A (a)	130	3,354
News Corporation - Class B (a) (b)	38	917
Omnicom Group Inc.	69	5,494
Take-Two Interactive Software Inc. (a)	38	6,774
T-Mobile USA, Inc. (a) (b)	189	27,430
Twitter, Inc. (a) (b)	259	17,796
Verizon Communications Inc.	1,343	75,248
ViacomCBS Inc. - Class B (a)	196	8,879
Walt Disney Co.	591	103,820
		1,352,066
Financials 11.2%
AFLAC Incorporated	207	11,123
American Express Company (a) (b)	212	34,968
American International Group, Inc.	280	13,330
Ameriprise Financial, Inc.	38	9,399
AON Public Limited Company - Class A (b)	73	17,484
Arthur J Gallagher & Co.	66	9,313
Assurant, Inc. (b)	20	3,083
Bank of America Corporation	2,452	101,116
Berkshire Hathaway Inc. - Class B (a)	616	171,301
BlackRock, Inc.	46	40,289
Capital One Financial Corporation	147	22,723
Cboe Global Markets, Inc.	36	4,281
Chubb Limited	146	23,202
Cincinnati Financial Corporation (b)	50	5,801
Citigroup Inc.	672	47,566
Citizens Financial Group Inc.	142	6,519
CME Group Inc. - Class A (a)	116	24,756
Comerica Inc.	44	3,128
Discover Financial Services (b)	99	11,739
Everest Re Group, Ltd.	13	3,352
Fifth Third Bancorp (a) (b)	229	8,767
First Republic Bank	58	10,832
Franklin Resources Inc. (b)	91	2,901
Globe Life Inc. (b)	32	3,062
Huntington Bancshares Incorporated (a) (b)	478	6,818
Intercontinental Exchange, Inc.	182	21,614
Invesco Ltd.	125	3,352
JPMorgan Chase & Co.	985	153,133
KeyCorp	312	6,437
Lincoln National Corporation (b)	59	3,698
Loews Corp. (b)	72	3,936
M&T Bank Corporation (b)	42	6,129
MarketAxess Holdings Inc. (a) (b)	13	5,882
Marsh & McLennan Companies, Inc.	165	23,174
MetLife, Inc.	244	14,575
Moody's Corp. (b)	52	18,894
Morgan Stanley	484	44,386
MSCI Inc. - Class A	27	14,254
NASDAQ Inc. (a)	38	6,594
Northern Trust Corp. (b)	69	8,012
People's United Financial Inc. (a) (b)	141	2,424
Principal Financial Group, Inc. (a) (b)	81	5,108
Progressive Corp. (b)	190	18,645
Prudential Financial Inc. (b)	129	13,172
Raymond James Financial Inc. (b)	40	5,220
Regions Financial Corporation	315	6,359
S&P Global Inc. (b)	78	32,041
State Street Corporation	114	9,362
SVB Financial Group (a)	18	9,814
Synchrony Financial	176	8,544
T. Rowe Price Group, Inc. (a)	74	14,613
The Allstate Corporation	98	12,791
The Bank of New York Mellon Corporation (c)	261	13,382
The Charles Schwab Corporation	485	35,340
The Goldman Sachs Group, Inc.	111	42,000
The Hartford Financial Services Group, Inc.	115	7,141
The PNC Financial Services Group, Inc.	137	26,225
The Travelers Companies, Inc.	82	12,227

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Truist Financial Corporation	437	24,243
U.S. Bancorp (b)	443	25,250
Unum Group	68	1,926
W. R. Berkley Corporation	47	3,488
Wells Fargo & Company	1,341	60,756
Willis Towers Watson Public Limited Company	42	9,599
Zions Bancorp	52	2,727
		1,333,320
Industrials 8.5%
3M Company (b)	188	37,314
Alaska Air Group, Inc.	41	2,478
Allegion Public Limited Company	29	4,010
American Airlines Group Inc. (a) (b)	211	4,481
AMETEK, Inc.	76	10,170
AO Smith Corp. (b)	44	3,138
C.H. Robinson Worldwide, Inc. (a) (b)	43	3,984
Carrier Global Corporation	265	12,856
Caterpillar Inc.	178	38,747
Cintas Corp. (a)	29	11,169
Copart Inc. (a)	69	9,109
CSX Corp. (a)	742	23,794
Cummins Inc.	48	11,685
Deere & Company	102	35,862
Delta Air Lines, Inc. (a)	206	8,930
Dover Corporation	46	6,966
Eaton Corporation Public Limited Company	129	19,117
Emerson Electric Co.	194	18,714
Equifax Inc.	39	9,435
Expeditors International of Washington Inc. (a)	55	7,014
Fastenal Co. (a)	186	9,663
FedEx Corporation	79	23,585
Fortive Corporation	112	7,825
Fortune Brands Home & Security, Inc.	46	4,579
Generac Holdings Inc. (a) (b)	20	8,463
General Dynamics Corporation	75	14,139
General Electric Company	2,844	38,284
Honeywell International Inc. (a)	226	49,501
Howmet Aerospace Inc. (a)	132	4,534
Huntington Ingalls Industries Inc. (b)	13	2,661
IDEX Corporation (b)	24	5,333
IHS Markit Ltd.	121	13,600
Illinois Tool Works Inc. (b)	93	20,883
Ingersoll Rand Inc. (a)	120	5,852
Jacobs Engineering Group Inc.	42	5,546
JB Hunt Transport Services Inc. (a)	27	4,331
Johnson Controls International Public Limited Company	233	16,012
Kansas City Southern	29	8,326
L3Harris Technologies, Inc.	67	14,392
Lockheed Martin Corporation	80	30,246
Masco Corporation (b)	82	4,835
Nielsen Holdings plc (b)	121	2,979
Norfolk Southern Corporation	82	21,676
Northrop Grumman Systems Corp.	49	17,716
Old Dominion Freight Line Inc. (a)	31	7,867
Otis Worldwide Corporation	131	10,741
PACCAR Inc.	112	10,021
Parker-Hannifin Corporation	42	12,838
Pentair Public Limited Company (b)	55	3,684
Quanta Services, Inc.	45	4,082
Raytheon BBN Technologies Corp.	493	42,051
Republic Services Inc.	68	7,482
Robert Half International Inc. (b)	38	3,376
Rockwell Automation Inc. (b)	38	10,750
Rollins Inc. (b)	75	2,577
Roper Technologies, Inc.	34	15,984
Snap-On Inc.	18	4,031
Southwest Airlines Co. (a) (b)	191	10,152
Stanley Black & Decker, Inc.	53	10,886
Teledyne Technologies Inc. (a)	15	6,420
Textron Inc. (b)	72	4,961
The Boeing Company (a) (b)	178	42,638
Trane Technologies Public Limited Company (b)	77	14,219
TransDigm Group Inc. (a) (b)	18	11,457
Union Pacific Corporation	216	47,516
United Airlines Holdings, Inc. (a) (b)	105	5,502
United Parcel Service Inc. - Class B	235	48,890
United Rentals Inc. (a) (b)	24	7,658
Verisk Analytics, Inc. (a)	53	9,203
W. W. Grainger, Inc.	14	6,197
Wabtec Corp.	57	4,655
Waste Management, Inc. (b)	126	17,674
Xylem Inc.	60	7,169
		1,004,615
Consumer Staples 6.3%
Altria Group, Inc. (b)	603	28,739
Archer-Daniels-Midland Company	181	10,952
Brown-Forman Corp. - Class B (b)	61	4,592
Campbell Soup Company (b)	69	3,144
Church & Dwight Co. Inc. (b)	79	6,727
Colgate-Palmolive Co.	275	22,379
ConAgra Brands Inc. (b)	156	5,684
Constellation Brands, Inc. - Class A	55	12,878
Costco Wholesale Corporation (a)	144	56,830
Dollar General Corporation (b)	77	16,646
Estee Lauder Cos. Inc. - Class A	75	23,967
General Mills, Inc. (b)	198	12,063
Hershey Co.	47	8,227
Hormel Foods Corp. (b)	93	4,461
JM Smucker Co. (b)	35	4,521
Kellogg Co. (b)	85	5,473
Kimberly-Clark Corporation (b)	110	14,649
Kraft Heinz Foods Company (a) (b)	214	8,747
Lamb Weston Holdings Inc. (b)	49	3,935
McCormick & Co. Inc.	83	7,297
Molson Coors Beverage Company - Class B (a)	63	3,367
Mondelez International, Inc. - Class A (a)	458	28,592
Monster Beverage 1990 Corporation (a) (b)	120	10,933
PepsiCo, Inc. (a)	449	66,548
Philip Morris International Inc.	505	50,078
Procter & Gamble Co. (a)	796	107,425
Sysco Corp. (b)	165	12,853
Target Corporation	161	38,903
The Clorox Company (b)	40	7,286
The Coca-Cola Company (b)	1,259	68,104
The Kroger Co. (b)	246	9,435
Tyson Foods Inc. - Class A	95	7,005
Walgreens Boots Alliance, Inc. (a)	232	12,216
Walmart Inc.	447	62,978
		747,634
Energy 2.8%
Apa Corp. (a)	128	2,765
Baker Hughes, a GE Company, LLC - Class A (b)	234	5,354
Cabot Oil & Gas Corp. (b)	126	2,207
Chevron Corporation	628	65,801
ConocoPhillips	439	26,746
Devon Energy Corporation	192	5,594
Diamondback Energy, Inc.	59	5,496
EOG Resources, Inc.	189	15,768
Exxon Mobil Corporation (b)	1,374	86,668
Halliburton Company	294	6,791
Hess Corporation (b)	91	7,905
Kinder Morgan, Inc.	630	11,485
Marathon Oil Corporation	263	3,580
Marathon Petroleum Corporation	211	12,737
NOV Inc. (a) (b)	126	1,934
Occidental Petroleum Corporation	279	8,720
ONEOK, Inc.	148	8,227
Phillips 66	141	12,132
Pioneer Natural Resources Co.	75	12,185
Schlumberger Ltd.	453	14,489
The Williams Companies, Inc.	393	10,424
Valero Energy Corporation (b)	133	10,388
		337,396
Materials 2.6%
Air Products and Chemicals, Inc.	72	20,634
Albemarle Corporation	38	6,476
Amcor Plc (b)	518	5,933
Avery Dennison Corporation (b)	27	5,712

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Ball Corporation	106	8,597
Celanese Corp. - Class A	36	5,530
CF Industries Holdings Inc.	68	3,476
Corteva, Inc.	241	10,683
Dow Inc.	241	15,276
DuPont de Nemours, Inc.	174	13,497
Eastman Chemical Co.	45	5,263
Ecolab Inc.	81	16,600
FMC Corporation (b)	41	4,458
Freeport-McMoRan Inc. (a) (b)	473	17,537
International Flavors & Fragrances Inc.	81	12,029
International Paper Company	130	7,961
Linde Public Limited Company	170	49,043
LyondellBasell Industries N.V. - Class A	86	8,801
Martin Marietta Materials Inc.	20	7,058
MOS Holdings Inc. (b)	109	3,486
Newmont Corporation	259	16,436
Nucor Corporation (b)	96	9,211
Packaging Corporation of America	30	4,082
PPG Industries, Inc.	77	13,027
Sealed Air Corporation (b)	49	2,933
Sherwin-Williams Co.	78	21,366
Vulcan Materials Co.	43	7,435
Westrock Company, Inc.	84	4,461
		307,001
Real Estate 2.6%
Alexandria Real Estate Equities, Inc. (b)	44	8,091
American Tower Corporation	148	39,886
AvalonBay Communities, Inc. (b)	45	9,417
Boston Properties Inc. (b)	47	5,401
CBRE Group, Inc. - Class A (a)	109	9,306
Crown Castle International Corp.	140	27,286
Digital Realty Trust Inc. (b)	91	13,699
Duke Realty Corp.	119	5,651
Equinix, Inc. (b)	29	23,230
Equity Residential	114	8,775
Essex Property Trust Inc.	21	6,444
Extra Space Storage Inc.	43	6,965
Federal Realty Investment Trust (b)	22	2,559
Healthpeak Properties, Inc.	179	5,964
Host Hotels & Resorts, Inc. (a) (b)	235	4,012
Iron Mountain Incorporated (b)	96	4,052
Kimco Realty Corporation (b)	139	2,892
Mid-America Apartment Communities, Inc.	37	6,157
ProLogis Inc.	240	28,664
Public Storage	49	14,809
Realty Income Corporation (b)	124	8,243
Regency Centers Corp. (a) (b)	53	3,365
SBA Communications Corporation (a)	35	11,276
Simon Property Group, Inc. (b)	106	13,878
UDR, Inc. (b)	98	4,800
Ventas, Inc.	124	7,098
Vornado Realty Trust (b)	54	2,508
Welltower Inc. (b)	135	11,224
Weyerhaeuser Company (b)	248	8,544
		304,196
Utilities 2.4%
Alliant Energy Corporation (a) (b)	81	4,543
Ameren Corporation (b)	81	6,499
American Electric Power Company, Inc. (a)	161	13,606
American Water Works Company, Inc. (b)	59	9,047
Atmos Energy Corporation (b)	42	4,047
CenterPoint Energy, Inc. (b)	181	4,445
CMS Energy Corp. (b)	94	5,548
Consolidated Edison, Inc.	111	7,942
Dominion Energy, Inc.	261	19,213
DTE Energy Company	63	8,122
Duke Energy Corporation	249	24,604
Edison International (b)	126	7,282
Entergy Corporation	65	6,437
Evergy, Inc.	74	4,450
Eversource Energy	111	8,905
Exelon Corporation (a)	316	14,013
FirstEnergy Corp.	175	6,505
NextEra Energy, Inc.	636	46,599
NiSource Inc. (b)	124	3,047
NRG Energy, Inc. (b)	79	3,182
Pinnacle West Capital Corp. (b)	38	3,095
PPL Corporation	255	7,127
Public Service Enterprise Group Inc.	163	9,765
Sempra Energy (b)	102	13,542
The AES Corporation (b)	223	5,808
The Southern Company (b)	343	20,727
WEC Energy Group Inc.	102	9,079
Xcel Energy Inc. (a) (b)	176	11,593
		288,772
Total Common Stocks (cost $5,968,657)		11,809,783
SHORT TERM INVESTMENTS 6.0%
Securities Lending Collateral 5.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	138,722	138,722
Repurchase Agreement with CIT, 0.56% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $322,067) acquired on 03/31/21, due 07/01/21 at $300,429	300,000	300,000
Repurchase Agreement with MSC, 0.57% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $219,531) acquired on 03/31/21, due 09/28/21 at $200,573	200,000	200,000
		638,722
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	63,167	63,167
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.01%, 09/09/21 (e) (f)	1,541	1,541
0.03%, 04/21/22 (e) (f)	886	886
0.03%, 05/19/22 (e) (f)	1,402	1,401
		3,828
Total Short Term Investments (cost $705,718)		705,717
Total Investments 105.4% (cost $6,674,375)		12,515,500
Other Derivative Instruments 0.0%		116
Other Assets and Liabilities, Net (5.4)%		(638,095)
Total Net Assets 100.0%		11,877,521

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(e)  All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon S&P 500 Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	11,511	—	477	165	213	2,135	13,382	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	347	September 2021	73,395	116	1,012

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	11,809,783	—	—	11,809,783
Short Term Investments	701,889	3,828	—	705,717
	12,511,672	3,828	—	12,515,500
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,012	—	—	1,012
	1,012	—	—	1,012

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon U.S. Stock Market Index Fund
COMMON STOCKS 99.6%
Information Technology 26.9%
2U, Inc. (a)	12	504
3D Systems Corporation (a)	17	691
8x8, Inc. (a)	18	489
Accenture Public Limited Company - Class A	97	28,549
ACI Worldwide, Inc. (a)	19	715
Adobe Inc. (a)	73	42,672
ADS Alliance Data Systems, Inc.	7	730
Advanced Energy Industries, Inc. (a)	6	713
Advanced Micro Devices, Inc. (a)	185	17,388
Affirm Holdings, Inc. - Class A (a)	5	356
Akamai Technologies, Inc. (a)	25	2,895
Alarm.Com Holdings, Inc. (a)	7	626
Allegro Microsystems Inc. (a)	7	191
Altair Engineering Inc. - Class A (a)	5	359
Alteryx, Inc. - Class A (a)	10	817
Ambarella Inc. (a)	6	613
Amkor Technology, Inc. (a)	17	412
Amphenol Corporation - Class A	91	6,204
Analog Devices, Inc. (a)	57	9,745
Anaplan, Inc. (a)	23	1,237
ANSYS, Inc. (a)	13	4,608
AppFolio, Inc. - Class A (a)	3	399
Appian Corporation - Class A (a) (b)	6	888
Apple Inc. (a)	2,393	327,714
Applied Materials, Inc. (a)	140	19,900
AppLovin Corporation - Class A (a)	3	255
Arista Networks, Inc. (a)	8	3,005
Arrow Electronics, Inc. (a)	11	1,288
Asana, Inc. - Class A (a)	4	257
Aspen Technology, Inc. (a)	11	1,506
Autodesk, Inc. (a)	34	9,856
Automatic Data Processing, Inc. (a)	65	12,971
Avalara, Inc. (a)	13	2,089
Avaya Holdings Corp. (a)	11	294
Avnet, Inc. (a)	16	650
Badger Meter, Inc.	5	472
Bigcommerce Holdings, Inc. - Series 1 (a)	2	122
Bill.Com Holdings Inc. (a)	9	1,693
Black Knight, Inc. (a)	24	1,852
Blackbaud, Inc. (a)	8	603
Blackline, Inc. (a)	8	929
Booz Allen Hamilton Holding Corporation - Class A	21	1,790
Box, Inc. - Class A (a)	24	603
Broadcom Inc. (a)	62	29,663
Broadridge Financial Solutions, Inc.	18	2,942
Brooks Automation Inc. (a)	12	1,153
C3.ai, Inc. - Class A (a) (b)	3	169
CACI International Inc. - Class A (a)	4	912
Cadence Design Systems Inc. (a)	43	5,893
Calix, Inc. (a)	8	379
CDK Global, Inc. (a)	17	856
CDW Corp. (a)	22	3,759
Ceridian HCM Holding Inc. (a)	21	1,975
Ciena Corp. (a)	24	1,339
Cirrus Logic Inc. (a)	10	809
Cisco Systems, Inc. (a)	642	34,041
Citrix Systems Inc. (a)	19	2,202
Cloudera, Inc. (a)	32	507
Cloudflare, Inc. - Class A (a)	29	3,082
CMC Materials Inc. (a)	4	595
Cognex Corp. (a)	28	2,337
Cognizant Technology Solutions Corp. - Class A (a)	80	5,565
Coherent Inc. (a)	3	915
CommScope Holding Company, Inc. (a)	30	634
CommVault Systems Inc. (a)	8	605
Concentrix Solutions Corporation (a)	5	873
Cornerstone OnDemand, Inc. (a)	10	515
Corning Incorporated	119	4,850
Corsair Gaming, Inc. (a) (b)	4	117
Coupa Software Incorporated (a)	11	2,974
Cree, Inc. (a)	18	1,719
CrowdStrike Holdings, Inc. - Class A (a)	30	7,624
Datadog, Inc. - Class A (a)	32	3,372
Datto Holding Corp. (a)	4	104
Dell Technology Inc. - Class C (a)	37	3,723
Digital Turbine USA, Inc. (a)	12	929
Diodes Inc. (a)	7	552
DocuSign, Inc. (a)	30	8,304
Dolby Laboratories, Inc. - Class A	9	910
Dropbox, Inc. - Class A (a)	45	1,372
Duck Creek Technologies, Inc. (a)	5	230
DXC Technology Company (a)	37	1,441
Dynatrace Holdings LLC (a)	27	1,591
Elastic NV (a)	10	1,490
Enphase Energy, Inc. (a)	20	3,724
Entegris, Inc. (a)	21	2,607
Envestnet, Inc. (a)	9	676
EPAM Systems, Inc. (a)	9	4,365
Euronet Worldwide Inc. (a)	8	1,080
Everbridge, Inc. (a)	6	800
EVERTEC, Inc.	10	426
ExlService Holdings Inc. (a)	5	575
F5 Networks, Inc. (a)	9	1,665
Fabrinet (a)	6	575
Fair Isaac Corporation (a)	4	2,221
Fastly, Inc. - Class A (a) (b)	14	839
Fidelity National Information Services, Inc.	95	13,482
FireEye, Inc. (a)	35	700
First Solar, Inc. (a)	14	1,254
Fiserv, Inc. (a)	91	9,770
Five9 Inc. (a)	10	1,862
FleetCor Technologies Inc. (a)	13	3,252
Flex Ltd. (a)	76	1,362
FormFactor Inc. (a)	13	466
Fortinet, Inc. (a)	21	4,977
Gartner Inc. (a)	13	3,201
Genpact Limited	26	1,167
Global Payments Inc.	45	8,496
GoDaddy Inc. - Class A (a)	26	2,249
Guidewire Software, Inc. (a)	13	1,433
Hewlett Packard Enterprise Company	205	2,986
HP Inc.	184	5,567
HubSpot Inc. (a)	7	3,872
II-VI Incorporated (a) (b)	17	1,237
Insight Enterprises, Inc. (a)	6	575
Intel Corporation (a)	615	34,550
InterDigital Communications, Inc. (a)	5	369
International Business Machines Corporation	136	19,949
Intuit Inc. (a)	42	20,400
IPG Photonics Corporation (a)	6	1,216
Itron Inc. (a)	7	717
J2 Cloud Services, LLC (a)	7	953
Jabil Inc.	20	1,154
Jack Henry & Associates Inc. (a)	12	1,899
JAMF Holding Corp. (a)	4	150
Juniper Networks, Inc.	50	1,363
KBR, Inc.	20	752
Keysight Technologies, Inc. (a)	28	4,366
KLA-Tencor Corp. (a)	23	7,547
Kulicke & Soffa Industries Inc. (a)	9	525
Lam Research Corp. (a)	22	14,243
Lattice Semiconductor Corp. (a)	22	1,248
Leidos Holdings Inc.	21	2,118
Littelfuse Inc. (a)	3	886
LivePerson, Inc. (a)	10	653
Liveramp, Inc. (a)	11	512
Lumentum Holdings Inc. (a)	11	874
MACOM Technology Solutions Holdings, Inc. (a)	8	495
Manhattan Associates Inc. (a)	10	1,402
Mantech International Corp. - Class A (a)	4	386
Marathon Digital Holdings, Inc. (a) (b)	13	407
Marvell Technology, Inc.	125	7,295
MasterCard Incorporated - Class A	133	48,691
Maxim Integrated Products, Inc. (a)	41	4,340
MAXIMUS Inc.	9	754
MaxLinear, Inc. (a)	11	465

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
McAfee Corp. - Class A	6	162
Medallia, Inc. (a)	14	456
Microchip Technology Incorporated (a)	42	6,230
Micron Technology, Inc. (a)	171	14,519
Microsoft Corporation (a)	1,149	311,223
MicroStrategy Inc. - Class A (a) (b)	1	704
MicroVision, Inc. (a) (b)	22	368
Mimecast Uk Limited (a)	10	505
MKS Instruments, Inc. (a)	8	1,482
Momentive Global Inc. (a)	20	418
MongoDB, Inc. - Class A (a)	8	2,861
Monolithic Power Systems Inc. (a)	7	2,515
Motorola Solutions Inc.	26	5,659
National Instruments Corp. (a)	18	771
nCino, Inc. (a)	2	147
NCR Corporation (a)	18	838
NetApp, Inc. (a)	35	2,864
New Relic, Inc. (a)	9	597
NortonLifelock Inc. (a)	82	2,235
Novantas Inc. (a)	6	776
Nuance Communications, Inc. (a)	42	2,294
Nutanix, Inc. - Class A (a)	29	1,098
NVIDIA Corporation (a)	95	76,008
NXP Semiconductors N.V.	42	8,706
Okta, Inc. - Class A (a)	19	4,743
On Semiconductor Corporation (a)	65	2,478
Onto Innovation Inc. (a)	7	495
Oracle Corporation	277	21,540
Pagerduty, Inc. (a)	9	396
Palantir Technologies Inc. - Class A (a) (b)	67	1,763
Palo Alto Networks, Inc. (a)	15	5,570
Paychex Inc. (a)	49	5,282
Paycom Software, Inc. (a)	8	2,732
Paylocity Holding Corporation (a)	6	1,061
Paypal Holdings, Inc. (a)	179	52,203
Pegasystems Inc. (a)	6	899
Ping Identity Holding Corp. (a)	6	137
Plexus Corp. (a)	5	439
Power Integrations Inc. (a)	10	801
Proofpoint, Inc. (a)	9	1,487
PTC Inc. (a)	17	2,332
Pure Storage, Inc. - Class A (a)	36	699
Q2 Holdings, Inc. (a)	8	869
Qorvo, Inc. (a)	17	3,381
Qualcomm Incorporated (a)	172	24,561
Qualtrics International Inc. - Class A (a)	8	315
Qualys, Inc. (a)	6	566
Rackspace Technology, Inc. (a) (b)	6	111
Rapid7, Inc. (a)	9	812
RingCentral, Inc. - Class A (a)	12	3,548
Riot Blockchain, Inc. (a) (b)	12	444
Rogers Corp. (a)	3	613
Sabre Corporation (a)	48	599
SailPoint Technologies Holdings, Inc. (a)	15	762
Salesforce.Com, Inc. (a)	141	34,474
Sanmina Corp. (a)	11	412
Science Applications International Corp.	8	707
Seagate Technology Holdings Public Limited Company (a)	33	2,891
Semtech Corp. (a)	11	728
ServiceNow, Inc. (a)	30	16,520
Shift4 Payments, LLC - Class A (a)	5	502
Silicon Laboratories Inc. (a)	6	946
Skyworks Solutions, Inc. (a)	25	4,859
Slack Technologies, Inc. - Class A (a)	79	3,496
Smartsheet Inc. - Class A (a)	19	1,352
Snowflake Inc. - Class A (a)	9	2,257
SolarEdge Technologies Ltd. (a)	8	2,165
SolarWinds Corporation (a)	12	198
Splunk Inc. (a)	25	3,678
Sprout Social, Inc. - Class A (a)	4	361
SPS Commerce, Inc. (a)	6	575
Square, Inc. - Class A (a)	60	14,666
SS&C Technologies Holdings, Inc. (a)	34	2,443
SunPower Corporation (a) (b)	13	381
Switch Inc - Class A	13	276
Synaptics Incorporated (a)	6	879
SYNNEX Corporation	7	804
Synopsys Inc. (a)	24	6,492
TE Connectivity Ltd.	50	6,778
Tenable Holdings, Inc. (a)	11	452
Teradata Corporation (a)	15	754
Teradyne Inc. (a)	25	3,363
Texas Instruments Incorporated (a)	141	27,059
The Trade Desk, Inc. - Class A (a)	67	5,188
The Western Union Company	63	1,436
Trimble Inc. (a)	38	3,099
TTEC Holdings, Inc. (a)	3	303
Twilio Inc. - Class A (a)	25	9,800
Tyler Technologies Inc. (a)	6	2,812
Ultra Clean Holdings, Inc. (a)	6	333
Universal Display Corporation (a)	7	1,447
Upstate Property Rentals, LLC (a)	5	524
Varonis Systems, Inc. (a)	17	961
Velodyne Lidar, Inc. (a) (b)	7	74
Verint Systems Inc. (a)	11	487
VeriSign, Inc. (a)	15	3,464
Verra Mobility Corporation - Class A (a)	14	214
ViaSat, Inc. (a)	11	527
Viavi Solutions Inc. (a)	32	565
Visa Inc. - Class A	258	60,315
Vishay Intertechnology Inc.	22	485
VMware, Inc. - Class A (a) (b)	12	1,965
Vontier Corporation	25	813
Western Digital Corporation (a)	46	3,293
Wex, Inc. (a)	7	1,391
Workday, Inc. - Class A (a)	28	6,788
Workiva Inc. - Class A (a)	6	614
Xerox Holdings Corporation	27	640
Xilinx, Inc. (a)	38	5,484
Zebra Technologies Corp. - Class A (a)	8	4,349
Zendesk, Inc. (a)	19	2,672
Zoom Video Communications, Inc. - Class A (a)	33	12,605
Zscaler, Inc. (a)	11	2,456
		1,781,458
Health Care 13.2%
10X Genomics, Inc. (a)	11	2,169
1Life Healthcare, Inc. (a)	12	412
Abbott Laboratories	271	31,390
AbbVie Inc.	269	30,311
ABIOMED, Inc. (a)	7	2,146
Acadia Healthcare Company, Inc. (a)	14	907
ACADIA Pharmaceuticals Inc. (a)	19	464
Acceleron Pharma Inc. (a)	9	1,076
Accolade Inc. (a)	3	140
AdaptHealth, LLC - Class A (a)	13	370
Adaptive Biotechnologies Corporation (a)	14	557
Agilent Technologies, Inc.	46	6,809
Agilon Health, Inc. (a)	6	248
Agios Pharmaceuticals, Inc. (a)	8	429
Alexion Pharmaceuticals, Inc. (a)	34	6,239
Align Technology, Inc. (a)	11	6,800
Alkermes Public Limited Company (a)	26	637
Allakos Inc. (a)	5	442
Allogene Therapeutics, Inc. (a)	11	282
Allscripts Healthcare Solutions, Inc. (a)	20	370
Alnylam Pharmaceuticals, Inc. (a)	18	3,117
Amedisys, Inc. (a)	5	1,218
American Well Corporation - Class A (a)	9	115
AmerisourceBergen Corporation	23	2,653
Amgen Inc. (a)	88	21,337
Amicus Therapeutics, Inc. (a)	38	367
AMN Healthcare Services, Inc. (a)	8	751
Anthem, Inc.	37	14,242
Apellis Pharmaceuticals, Inc. (a)	10	602
Arcus Biosciences, Inc. (a)	7	192
Arena Pharmaceuticals, Inc. (a)	10	666
Arrowhead Pharmaceuticals Inc (a)	16	1,304
Arvinas Operations, Inc. (a)	5	356
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Atea Pharmaceuticals, Inc. (a) (b)	2	45
AtriCure, Inc. (a)	6	501
Avantor, Inc. (a)	80	2,851
Axonics Modulation Technologies, Inc. (a)	5	315
Axsome Therapeutics, Inc. (a)	4	293
Baxter International Inc.	77	6,167
Beam Therapeutics Inc. (a) (b)	4	536
Becton, Dickinson and Company	44	10,756
Berkeley Lights, Inc. (a)	1	63
Biogen Inc. (a)	23	8,001
Biohaven Pharmaceutical Holding Company Ltd. (a)	9	833
BioMarin Pharmaceutical Inc. (a)	29	2,396
Bio-Rad Laboratories, Inc. - Class A (a)	3	2,113
Bio-Techne Corporation (a)	6	2,668
Bluebird Bio, Inc. (a)	11	350
Blueprint Medicines Corporation (a)	8	704
Boston Scientific Corporation (a)	218	9,324
Bridgebio Pharma, Inc. (a)	16	960
Bristol-Myers Squibb Company	340	22,742
Bruker Corp. (a)	15	1,175
Butterfly Network, Inc. - Class A (a) (b)	19	271
Cardinal Health, Inc.	44	2,524
Caredx, Inc. (a)	8	774
Catalent Inc. (a)	26	2,806
Centene Corporation (a)	90	6,553
Cerner Corp. (a)	46	3,615
Certara, Inc. (a)	6	176
Change Healthcare Inc. (a)	33	751
Charles River Laboratories International Inc. (a)	8	2,908
Chemed Corporation	2	1,135
ChemoCentryx, Inc. (a) (b)	8	109
Cigna Holding Company	52	12,394
Conmed Corp. (a)	4	528
Cooper Cos. Inc.	8	2,973
Corcept Therapeutics Inc. (a)	17	380
Covetrus, Inc. (a)	16	438
CRISPR Therapeutics AG (a)	11	1,712
Cryoport, Inc. (a)	6	399
CVS Health Corporation	200	16,726
Danaher Corporation	97	25,955
DaVita Inc. (a)	11	1,296
Deciphera Pharmaceuticals, Inc. (a)	7	241
Denali Therapeutics Inc. (a)	13	1,041
Dentsply Sirona Inc.	33	2,119
DexCom Inc. (a)	15	6,343
Dicerna Pharmaceuticals, Inc. (a)	10	355
Editas Medicine, Inc. (a) (b)	11	619
Edwards Lifesciences Corporation (a)	95	9,881
Elanco Animal Health (a)	74	2,575
Eli Lilly & Co.	121	27,835
Emergent BioSolutions Inc. (a)	7	466
Encompass Health Corporation	16	1,265
Envista Holdings Corporation (a)	26	1,131
Exact Sciences Corporation (a)	27	3,304
Exelixis, Inc. (a)	44	810
Fate Therapeutics, Inc. (a)	13	1,131
FibroGen, Inc. (a)	14	363
Fulgent Genetics, Inc. (a) (b)	3	247
Gilead Sciences, Inc. (a)	192	13,254
Glaukos Corp. (a)	8	637
Global Blood Therapeutics, Inc. (a)	10	357
Globus Medical Inc. - Class A (a)	11	835
Guardant Health, Inc. (a)	13	1,597
Haemonetics Corp. (a)	8	555
Halozyme Therapeutics, Inc. (a)	18	799
HCA Healthcare, Inc.	40	8,339
Health Catalyst, Inc. (a)	5	270
Healthcare Services Group Inc. (a)	12	386
HealthEquity, Inc. (a)	14	1,087
Henry Schein Inc. (a)	22	1,601
Hill-Rom Holdings Inc.	11	1,228
Hologic Inc. (a)	39	2,605
Horizon Therapeutics Public Limited Company (a)	34	3,207
Humana Inc.	20	8,702
ICU Medical, Inc. (a)	3	633
IDEXX Laboratories, Inc. (a)	13	8,183
Illumina, Inc. (a)	22	10,603
Immunitybio, Inc. (a) (b)	11	164
Inari Medical, Inc. (a)	1	131
Incyte Corporation (a)	29	2,471
Inovalon Holdings, Inc. - Class A (a)	9	300
Insmed Inc. (a) (b)	17	481
Inspire Medical Systems Inc. (a)	4	842
Insulet Corporation (a)	10	2,851
Integer Holdings Corporation (a)	5	509
Integra LifeSciences Holdings Corp. (a)	12	793
Intellia Therapeutics, Inc. (a)	9	1,381
Intra-Cellular Therapies, Inc. (a)	12	475
Intuitive Surgical, Inc. (a)	18	16,579
Invitae Corporation (a) (b)	28	935
Ionis Pharmaceuticals Inc. (a)	23	918
Iovance Biotherapeutics Inc. (a)	23	589
IQVIA Inc. (a)	30	7,166
iRhythm Technologies Inc. (a)	5	319
Jazz Pharmaceuticals Public Limited Company (a)	9	1,628
Johnson & Johnson	401	66,095
Karuna Therapeutics, Inc. (a)	3	348
Kodiak Sciences, Inc. (a)	5	481
Laboratory Corporation of America Holdings (a)	15	4,134
LHC Group, Inc. (a)	4	892
Ligand Pharmaceuticals Incorporated (a)	2	314
LivaNova PLC (a)	8	663
Madrigal Pharmaceuticals Inc. (a)	2	149
Magellan Health Services Inc. (a)	3	314
Maravai LifeSciences Holdings, Inc. - Class A (a)	13	555
Masimo Corp. (a)	8	1,865
McKesson Corporation	25	4,690
Mednax, Inc. (a)	10	315
Medpace Holdings, Inc. (a)	4	789
Medtronic Public Limited Company	205	25,445
Merck & Co., Inc.	386	30,001
Merit Medical Systems Inc. (a)	8	517
Mettler-Toledo International Inc. (a)	4	4,911
Mirati Therapeutics, Inc. (a)	7	1,112
Moderna, Inc. (a)	46	10,904
Molina Healthcare, Inc. (a)	9	2,307
Multiplan Corporation - Class A (a) (b)	34	323
Myriad Genetics, Inc. (a)	10	317
NanoString Technologies, Inc. (a)	6	412
Natera, Inc. (a)	12	1,347
Nektar Therapeutics (a)	27	458
Neogen Corp. (a)	17	800
Neogenomics Laboratories, Inc. (a)	19	864
Neurocrine Biosciences, Inc. (a)	14	1,387
Nevro Corp. (a)	6	935
Novavax, Inc. (a)	10	2,207
Novocure Limited (a)	13	2,963
NuVasive Inc. (a)	8	566
Ocugen, Inc. (a) (b)	30	242
Omnicell, Inc. (a)	6	916
OPKO Health, Inc. (a) (b)	62	252
Option Care Health, Inc. (a)	14	314
Ortho Clinical Diagnostics Holdings PLC (a)	12	250
Outset Medical, Inc. (a)	3	154
Owens & Minor Inc.	10	440
Pacific Biosciences of California, Inc. (a)	29	997
Pacira Biosciences, Inc. (a)	7	435
Patterson Cos. Inc. (a)	14	432
Penumbra, Inc. (a)	5	1,389
PerkinElmer Inc.	18	2,720
Perrigo Company Public Limited Company	19	861
Pfizer Inc.	853	33,408
Phreesia, Inc. (a)	5	324
PPD, Inc. (a)	18	813
PRA Health Sciences, Inc. (a)	10	1,615
Premier Healthcare Solutions, Inc. - Class A	12	404
Prestige Consumer Healthcare Inc. (a)	8	423
Progyny, Inc. (a)	6	353
PTC Therapeutics, Inc. (a)	12	486
Quanterix Corporation (a)	4	234

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Quest Diagnostics Incorporated	20	2,647
Quidel Corporation (a)	6	812
R1 RCM Inc. (a)	20	447
Reata Pharmaceuticals, Inc. - Class A (a)	4	615
Regeneron Pharmaceuticals, Inc. (a)	16	8,975
Relay Therapeutics, Inc. (a)	3	124
Repligen Corporation (a)	8	1,545
ResMed Inc.	22	5,534
Revolution Medicines, Inc. (a)	8	249
Rocket Pharmaceuticals, Ltd. (a)	6	283
Royalty Pharma PLC - Class A (a)	14	577
Rubius Therapeutics, Inc. (a)	7	166
Sage Therapeutics Inc. (a)	8	481
Sarepta Therapeutics, Inc. (a)	11	868
Schrodinger, Inc. (a)	6	453
Seagen Inc. (a)	19	3,056
Select Medical Holdings Corporation	18	744
Seres Therapeutics, Inc. (a) (b)	9	221
Shockwave Medical, Inc. (a)	4	841
Silk Road Medical, Inc. (a)	6	270
Sorrento Therapeutics, Inc. (a) (b)	35	336
Sotera Health LLC (a)	10	232
Springworks Therapeutics, Inc. (a)	4	368
Staar Surgical Co. (a)	7	1,069
Steris Limited	15	3,094
Stryker Corporation	50	13,065
Symbion, Inc. (a)	4	294
Syneos Health, Inc. - Class A (a)	14	1,209
Tandem Diabetes Care Inc. (a)	10	993
Teladoc Health, Inc. (a) (b)	20	3,394
Teleflex Incorporated	7	2,951
Tenet Healthcare Corporation (a)	17	1,164
TG Biologics, Inc. (a)	19	729
The Ensign Group, Inc. (a)	8	723
Thermo Fisher Scientific Inc.	60	30,214
Turning Point Therapeutics, Inc. (a)	7	541
Twist Bioscience Corporation (a)	6	752
Ultragenyx Pharmaceutical Inc. (a)	10	985
United Therapeutics Corporation (a)	7	1,306
UnitedHealth Group Incorporated	144	57,617
Universal Health Services Inc. - Class B	12	1,732
Veeva Systems Inc. - Class A (a)	21	6,551
Veracyte, Inc. (a)	11	437
Vericel Corporation (a) (b)	7	342
Vertex Pharmaceuticals Incorporated (a)	40	8,010
Viatris, Inc.	182	2,602
VIR Biotechnology, Inc. (a)	11	500
Waters Corp. (a)	9	3,273
West Pharmaceutical Services Inc.	11	4,069
Xencor, Inc. (a)	10	328
Zimmer Biomet Holdings, Inc.	32	5,158
Zoetis Inc. - Class A	73	13,578
		872,836
Consumer Discretionary 11.6%
Abercrombie & Fitch Co. - Class A (a)	9	405
Academy, Ltd. (a)	6	242
Acushnet Holdings Corp.	6	278
Adient Public Limited Company (a)	15	695
Advance Auto Parts, Inc.	10	2,110
Airbnb, Inc. - Class A (a)	21	3,188
Amazon.com, Inc. (a)	65	224,942
American Eagle Outfitters, Inc.	21	774
Aptiv PLC (a)	42	6,565
Aramark	37	1,394
Asbury Automotive Group, Inc. (a)	3	526
Autoliv, Inc.	12	1,163
AutoNation, Inc. (a)	9	857
AutoZone, Inc. (a)	3	4,953
Bally's Corporation (a)	4	238
Bed Bath & Beyond Inc. (a) (b)	16	541
Best Buy Co., Inc.	34	3,935
Big Lots, Inc.	6	371
Bloomin' Brands, Inc. (a)	12	314
BorgWarner Inc.	35	1,698
Boyd Gaming Corporation (a)	13	803
Bright Horizons Family Solutions Inc. (a)	9	1,356
Brinker International Inc. (a)	7	458
Brunswick Corp.	12	1,169
Burlington Stores Inc. (a)	10	3,357
Caesars Entertainment, Inc. (a)	32	3,271
Callaway Golf Co. (a)	15	512
Canoo Technologies Inc. - Class A (a) (b)	21	212
Capri Holdings Limited (a)	23	1,308
CarMax Inc. (a)	26	3,303
Carnival Plc (a)	121	3,180
Carter's Inc. (a)	7	740
Carvana Co. - Class A (a)	10	2,889
Century Communities Inc.	4	284
Cheesecake Factory Inc. (a)	6	329
Chegg, Inc. (a)	21	1,776
Chewy, Inc. - Class A (a)	12	984
Chipotle Mexican Grill Inc. (a)	4	6,622
Choice Hotels International Inc.	5	571
Churchill Downs Inc. (a)	6	1,118
Columbia Sportswear Co. (a)	5	496
Cracker Barrel Old Country Store, Inc. (a)	4	575
Crocs Inc. (a)	10	1,125
D.R. Horton, Inc.	50	4,550
Dana Holding Corp.	24	563
Darden Restaurants Inc.	21	2,993
Dave & Buster's Entertainment Inc. (a)	7	280
Deckers Outdoor Corp. (a)	4	1,722
Dick's Sporting Goods Inc.	9	932
Dollar Tree Inc. (a)	36	3,543
Domino's Pizza, Inc.	6	2,846
Doordash, Inc. - Class A (a)	6	1,005
Dorman Products Inc. (a)	5	497
Draftkings Inc. - Class A (a) (b)	51	2,640
eBay Inc. (a)	100	7,014
ETSY, Inc. (a)	20	4,083
Five Below, Inc. (a)	8	1,629
Floor & Decor Holdings Inc. - Class A (a)	16	1,678
Foot Locker, Inc.	17	1,049
Ford Motor Company (a)	596	8,856
Fox Factory Holding Corp. (a)	7	1,076
Frontdoor, Inc. (a)	12	578
GameStop Corp. - Class A (a)	7	1,550
Gap Inc.	31	1,055
Garmin Ltd. (a)	23	3,274
General Motors Company (a)	194	11,491
Gentex Corp. (a)	35	1,151
Gentherm Incorporated (a)	2	168
Genuine Parts Co.	23	2,873
Graham Holdings Co. - Class B	1	313
Grand Canyon Education, Inc. (a)	6	566
Group 1 Automotive Inc.	3	419
GrowGeneration Corp. (a)	7	354
H & R Block, Inc.	30	703
Hanesbrands Inc.	57	1,065
Harley-Davidson, Inc.	25	1,151
Hasbro, Inc. (a)	19	1,834
Helen of Troy Ltd (a)	3	769
Hilton Grand Vacations Inc. (a)	14	578
Hilton Worldwide Holdings Inc. (a)	43	5,170
Hyatt Hotels Corp. - Class A (a)	6	448
Installed Building Products, Inc.	4	458
iRobot Corp. (a) (b)	4	419
Jack in the Box Inc. (a)	3	349
KB Home	14	589
Kohl's Corporation	24	1,316
Kontoor Brands, Inc. (b)	8	437
L Brands, Inc.	37	2,659
Las Vegas Sands Corp. (a)	52	2,722
LCI Industries	4	540
Lear Corporation	8	1,459
Leggett & Platt Inc.	22	1,126
Lennar Corporation - Class A	42	4,147
Lennar Corporation - Class B	3	210
Leslie's, Inc. (a)	11	310

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Levi Strauss & Co. - Class A	12	330
LGI Homes, Inc. (a)	4	588
Lithia Motors Inc. - Class A	4	1,493
LKQ Corporation (a)	41	1,994
Lowe`s Companies, Inc.	108	20,885
Lululemon Athletica Inc. (a)	18	6,561
Luminar Technologies Inc. - Class A (a) (b)	27	596
Macy's, Inc. (a)	46	879
Marriott International, Inc. - Class A (a)	41	5,609
Marriott Vacations Worldwide Corporation (a)	7	1,051
Mattel, Inc. (a)	51	1,015
McDonald's Corporation	114	26,262
MDC Holdings Inc.	9	463
Medifast, Inc.	2	463
MercadoLibre S.R.L (a)	7	10,965
Meritage Homes Corporation (a)	6	584
MGM Resorts International	61	2,616
Mohawk Industries Inc. (a)	9	1,728
Monro Inc. (a)	5	305
Murphy USA Inc.	4	549
National Vision Holdings, Inc. (a)	13	678
Newell Brands Inc.	58	1,602
NIKE, Inc. - Class B	194	30,010
Nordstrom Inc. (a)	18	649
Norwegian Cruise Line Holdings Ltd. (a)	55	1,632
NVR, Inc. (a)	1	2,561
Ollie's Bargain Outlet Holdings Inc. (a)	9	781
O'Reilly Automotive, Inc. (a)	11	6,018
Overstock.com Inc. (a)	7	649
Papa John's International Inc. (a)	5	564
Peloton Interactive, Inc. - Class A (a)	42	5,149
Penn National Gaming Inc. (a)	23	1,725
Penske Automotive Group, Inc.	5	391
Petco Health And Wellness Company, Inc. - Class A (a)	11	239
Planet Fitness, Inc. - Class A (a)	12	883
Polaris Industries Inc.	9	1,169
Pool Corporation (a)	6	2,775
PROG Holdings, Inc.	11	527
Pulte Homes Inc.	42	2,280
Purple Innovation, Inc. (a)	9	239
PVH Corp. (a)	11	1,171
Quantumscape Corporation - Class A (a) (b)	23	663
Qurate Retail, Inc. - Series A (a)	54	702
Ralph Lauren Corp. - Class A	7	799
Red Rock Resorts, Inc. - Class A (a)	9	389
Rent-A-Center, Inc. (a)	8	437
RH (a)	2	1,672
Ross Stores Inc. (a)	55	6,822
Royal Caribbean Cruises Ltd.	34	2,937
Sally Beauty Holdings, Inc. (a)	16	356
Scientific Games Corporation (a)	9	710
Seaworld Entertainment, Inc. (a)	7	360
Service Corp. International	25	1,356
Shake Shack Inc. - Class A (a)	6	629
Shutterstock Inc.	4	357
Signet Jewelers Limited (a)	7	581
Six Flags Operations Inc.	12	534
Skechers U.S.A. Inc. - Class A (a)	19	966
Skyline Corp. (a)	7	393
Sleep Number Corporation (a)	3	379
Sonos, Inc. (a)	14	481
Stamps.com Inc. (a)	3	590
Starbucks Corporation (a)	180	20,072
Steven Madden Ltd. (a)	13	559
Stitch Fix, Inc. - Class A (a)	10	585
Tapestry Inc. (a)	41	1,791
Taylor Morrison Home II Corporation - Class A (a)	21	555
Tempur Sealy International, Inc.	27	1,047
Terminix Global Hldgs Inc. (a)	19	892
Tesla Inc. (a)	118	79,876
Texas Roadhouse Inc. - Class A (a)	11	1,038
The Goodyear Tire & Rubber Company (a)	38	654
The Home Depot, Inc.	162	51,658
The RealReal, Inc. (a)	9	184
The Wendy's Company	26	606
Thor Industries Inc.	9	1,033
TJX Cos. Inc.	184	12,388
Toll Brothers Inc.	18	1,059
TopBuild Corp. (a)	5	1,068
Tractor Supply Co. (a)	18	3,292
TRI Pointe Homes, Inc. (a)	19	418
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	8	2,907
Under Armour Inc. - Class A (a)	29	614
Under Armour Inc. - Class C (a)	30	552
Urban Outfitters Inc. (a)	11	460
Vail Resorts, Inc. (a)	6	1,937
Veoneer, Inc. (a) (b)	11	264
VF Corp.	49	4,049
Visteon Corporation (a)	4	541
Vivint Smart Home, Inc. - Class A (a)	7	96
Vroom, Inc. (a)	6	241
Wayfair Inc. - Class A (a)	12	3,636
Whirlpool Corporation	10	2,093
Williams-Sonoma Inc.	12	1,899
Wingstop Inc. (a)	5	760
Winnebago Industries Inc.	5	327
Wolverine World Wide, Inc.	14	454
Wyndham Destinations, Inc.	12	713
Wyndham Hotels & Resorts, Inc.	15	1,103
Wynn Resorts Ltd. (a)	17	2,021
YETI Holdings, Inc. (a)	12	1,122
Yum! Brands, Inc.	45	5,196
		769,335
Financials 11.3%
Affiliated Managers Group, Inc.	6	986
AFLAC Incorporated	97	5,206
Alleghany Corporation (a)	2	1,463
Ally Financial Inc.	57	2,836
American Equity Investment Life Holding Company	14	458
American Express Company (a)	99	16,380
American Financial Group, Inc.	11	1,323
American International Group, Inc.	132	6,269
American National Group, Inc. (a)	1	211
Ameriprise Financial, Inc.	18	4,428
Ameris Bancorp (a)	11	582
Annaly Capital Management, Inc.	210	1,862
AON Public Limited Company - Class A	35	8,268
Apollo Global Management, Inc. - Class A	30	1,884
Arch Capital Group Ltd. (a)	64	2,478
Ares Management Corporation - Class A	18	1,119
Arthur J Gallagher & Co.	32	4,427
Artisan Partners Asset Management Inc. - Class A	10	513
Associated Banc-Corp	25	512
Assurant, Inc.	9	1,373
Assured Guaranty Ltd.	12	587
Athene Holding Ltd - Class A (a) (c)	20	1,365
Atlantic Union Bank (a)	13	467
AXIS Capital Holdings Limited	13	639
Axos Financial, Inc. (a)	6	268
BancFirst Corporation (a)	3	176
BancorpSouth Bank	16	446
Bank of America Corporation	1,150	47,398
Bank of Hawaii Corporation	7	554
Bank OZK (a)	17	704
BankUnited, Inc.	15	647
Berkshire Hathaway Inc. - Class B (a)	289	80,326
BlackRock, Inc.	22	18,901
Blackstone Mortgage Trust, Inc. - Class A	24	767
BOK Financial Corporation (a)	5	437
Brighthouse Financial, Inc. (a)	14	652
Brown & Brown Inc.	33	1,738
Cadence Bancorporation - Class A	18	366
Cannae Holdings, Inc. (a)	14	481
Capital One Financial Corporation	69	10,720
Cathay General Bancorp (a)	12	481
Chubb Limited	69	10,969
Cincinnati Financial Corporation	24	2,750
CIT Group Inc.	14	705

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Citigroup Inc.	315	22,277
Citizens Financial Group Inc.	65	2,977
CME Group Inc. - Class A (a)	55	11,720
CNO Financial Group, Inc.	22	521
Cohen & Steers, Inc.	4	318
Coinbase Global, Inc. - Class A (a)	4	890
Columbia Banking System Inc. (a)	12	449
Comerica Inc.	21	1,502
Commerce Bancshares Inc. (a)	17	1,287
Community Bank System Inc.	9	666
Credit Acceptance Corp. (a) (b)	2	855
Cullen/Frost Bankers Inc.	9	1,026
CVB Financial Corp. (a)	21	430
Discover Financial Services	46	5,495
East West Bancorp, Inc.	21	1,535
Eastern Bankshares, Inc. (a)	26	544
Enstar Group Limited (a)	2	507
Equitable Holdings, Inc.	57	1,731
Erie Indemnity Company - Class A (a)	4	794
Essent Group Ltd.	16	704
Evercore Inc. - Class A	6	835
Everest Re Group, Ltd.	6	1,539
FactSet Research Systems Inc.	6	2,001
Federated Investors, Inc. - Class B	15	522
Fidelity National Financial, Inc. - Class A	41	1,785
Fifth Third Bancorp (a)	107	4,073
First American Financial Corporation	18	1,120
First Bancorp.	30	361
First Citizens BancShares, Inc. - Class A (a) (b)	1	938
First Financial Bancorp. (a)	10	236
First Financial Bankshares, Inc. (a)	23	1,147
First Hawaiian, Inc. (a)	21	606
First Horizon National Corporation	84	1,450
First Merchants Corporation (a)	4	169
First Midwest Bancorp, Inc. (a)	16	322
First Republic Bank	27	5,083
FirstCash, Inc. (a)	7	504
Flagstar Bancorp, Inc.	7	287
FNB Corp.	49	604
Focus Financial Partners Inc. - Class A (a)	6	297
Franklin Resources Inc.	41	1,296
Fulton Financial Corp. (a)	27	419
Genworth Financial, Inc. - Class A (a)	77	301
Glacier Bancorp, Inc. (a)	13	733
Globe Life Inc.	14	1,365
Goosehead Insurance, Inc. - Class A (a)	3	344
Green Dot Corporation - Class A (a)	9	417
Hamilton Lane Inc. - Class A (a)	5	472
Hancock Whitney Co. (a)	14	631
Hanover Insurance Group Inc.	5	680
Hilltop Holdings Inc.	11	385
Home BancShares, Inc. (a)	25	614
Houlihan Lokey Inc. - Class A	8	691
Huntington Bancshares Incorporated (a)	226	3,232
Independence Holdings, LLC	14	816
Independent Bank Corp. (a)	5	408
Independent Bank Group, Inc. (a)	6	443
Interactive Brokers Group, Inc. - Class A (a)	13	865
Intercontinental Exchange, Inc.	86	10,251
International Bancshares Corporation (a)	9	393
Invesco Ltd.	57	1,533
Investors Bancorp, Inc. (a)	34	489
Janus Henderson Group PLC	25	974
Jefferies Financial Group Inc.	30	1,013
JPMorgan Chase & Co.	462	71,795
K.K.R. Co., Inc. - Class A	89	5,271
Kemper Corp.	10	746
KeyCorp	149	3,081
Kinsale Capital Group, Inc. (a)	4	580
Lemonade, Inc. (a)	3	310
LendingTree, Inc. (a)	2	374
Lincoln National Corporation	27	1,692
Live Oak Bancshares, Inc. (a)	5	267
Loews Corp.	35	1,890
LPL Financial Holdings Inc. (a)	12	1,632
M&T Bank Corporation	19	2,820
Markel Corporation (a)	2	2,572
MarketAxess Holdings Inc. (a)	6	2,770
Marsh & McLennan Companies, Inc.	78	10,979
Mercury General Corp.	4	282
MetLife, Inc.	114	6,835
MGIC Investment Corp.	52	701
Moelis & Company LLC - Class A	10	541
Moody's Corp.	25	8,953
Morgan Stanley	227	20,785
Morningstar Inc. (a)	4	905
Mr. Cooper Group Inc. (a)	12	383
MSCI Inc. - Class A	13	6,694
NASDAQ Inc. (a)	17	3,049
Navient Corporation (a)	25	479
New York Community Bancorp Inc. - Series A	69	760
NMI Holdings Inc. - Class A (a)	12	276
Northern Trust Corp.	32	3,694
Old National Bancorp (a)	25	443
Old Republic International Corp.	41	1,022
Open Lending Corporation - Class A (a)	16	698
Pacific Premier Bancorp, Inc. (a)	15	655
PacWest Bancorp (a)	19	783
PennyMac Financial Services, Inc.	7	401
People's United Financial Inc. (a)	70	1,192
Pinnacle Financial Partners, Inc. (a)	12	1,090
Popular Inc. (a)	12	929
Primerica, Inc.	6	853
Principal Financial Group, Inc. (a)	40	2,519
Progressive Corp.	90	8,819
Prosperity Bancshares Inc.	15	1,088
Prudential Financial Inc.	60	6,126
Radian Group Inc.	28	629
Raymond James Financial Inc.	19	2,503
Regions Financial Corporation	148	2,986
Reinsurance Group of America, Incorporated	10	1,173
RenaissanceRe Holdings Ltd	8	1,140
Renasant Corporation (a)	6	229
RLI Corp.	6	676
Rocket Companies, Inc. - Class A (a) (b)	19	364
S&P Global Inc.	37	15,051
Santander Consumer USA Holdings Inc.	12	418
SEI Investments Co. (a)	19	1,208
Selective Insurance Group Inc. (a)	10	791
SelectQuote, Inc. (a)	7	138
ServisFirst Bancshares, Inc.	8	526
Signature Bank	9	2,137
Silvergate Capital Corporation - Class A (a)	3	338
Simmons First National Corp. - Class A (a)	18	517
SLM Corporation	50	1,038
South State Corp. (a)	10	822
State Street Corporation	53	4,392
Sterling Bancorp	30	731
Stifel Financial Corp.	17	1,112
SVB Financial Group (a)	8	4,632
Synchrony Financial	83	4,028
Synovus Financial Corp.	24	1,067
T. Rowe Price Group, Inc. (a)	34	6,818
Texas Capital Bancshares, Inc. (a)	8	528
TFS Financial Corporation (a)	8	159
The Allstate Corporation	46	5,993
The Bank of New York Mellon Corporation	121	6,201
The Blackstone Group Inc. - Class A	105	10,200
The Carlyle Group, Inc. (a)	19	885
The Charles Schwab Corporation	228	16,627
The Goldman Sachs Group, Inc.	52	19,673
The Hartford Financial Services Group, Inc.	54	3,344
The PNC Financial Services Group, Inc.	65	12,438
The Travelers Companies, Inc.	39	5,832
Tradeweb Markets Inc. - Class A (a)	15	1,302
Triumph Bancorp, Inc. (a)	3	240
Truist Financial Corporation	206	11,454
Trupanion Inc. (a)	5	622
U.S. Bancorp	208	11,853
Ubiquiti Inc.	1	401

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
UMB Financial Corp. (a)	7	656
Umpqua Holdings Corp.	33	605
United Bankshares Inc. (a)	18	653
United Community Banks, Inc. (a)	14	455
Unum Group	29	819
Upstart Holdings, Inc. (a) (b)	2	276
Valley National Bancorp (a)	59	795
Virtu Financial Inc. - Class A (a)	13	361
Voya Financial, Inc.	18	1,104
W. R. Berkley Corporation	21	1,587
Walker & Dunlop, Inc.	5	502
Washington Federal Inc. (a)	12	385
Webster Financial Corp.	12	666
Wells Fargo & Company	630	28,526
WesBanco Inc. (a)	11	390
Western Alliance Bancorp	16	1,460
White Mountains Insurance Group Ltd	—	545
Willis Towers Watson Public Limited Company	20	4,578
Wintrust Financial Corporation	9	702
WSFS Financial Corp. (a)	6	272
Zions Bancorp	24	1,288
		751,569
Communication Services 10.6%
Activision Blizzard, Inc. (a)	118	11,298
Alphabet Inc. - Class A (a)	46	111,998
Alphabet Inc. - Class C (a)	43	108,842
Altice USA, Inc. - Class A (a)	36	1,224
AMC Entertainment Holdings, Inc. - Class A (a) (b)	65	3,709
AT&T Inc. (a)	1,088	31,316
Autohome Inc. - Class A (a)	21	876
Bandwidth Inc. - Class A (a)	4	517
Booking Holdings Inc. (a)	6	13,783
Bumble Inc. - Class A (a)	7	396
Cable One, Inc.	1	1,591
Cardlytics, Inc. (a)	5	660
Cargurus Inc. - Class A (a)	15	388
Charter Communications, Inc. - Class A (a)	21	15,125
Cinemark Holdings, Inc. (a)	15	338
Cogent Communications Group, Inc. (a)	7	533
Comcast Corporation - Class A (a)	699	39,850
Discovery, Inc. - Series A (a) (b)	27	814
Discovery, Inc. - Series C (a)	44	1,281
Dish Network Corporation - Class A (a)	37	1,562
Electronic Arts Inc.	44	6,271
Expedia Group, Inc. (a)	22	3,566
Facebook, Inc. - Class A (a)	365	127,064
Fox Corporation - Class A (a)	51	1,888
Fox Corporation - Class B (a)	25	885
Interpublic Group of Cos. Inc.	59	1,932
Iridium Communications Inc. (a)	19	774
John Wiley & Sons Inc. - Class A	7	425
Liberty Broadband Corp. - Series A (a)	4	633
Liberty Broadband Corp. - Series C (a)	25	4,285
Liberty Latin America Ltd. - Class A (a)	8	111
Liberty Latin America Ltd. - Class C (a)	25	351
Liberty Media Corporation - Series A (a)	4	180
Liberty Media Corporation - Series C (a)	28	1,335
Liberty SiriusXM Group - Series A (a)	13	623
Liberty SiriusXM Group - Series C (a)	25	1,160
Lions Gate Entertainment Corp. - Class A (a)	9	191
Lions Gate Entertainment Corp. - Class B (a)	18	320
Live Nation Entertainment, Inc. (a)	22	1,912
Lumen Technologies Inc.	144	1,959
Lyft, Inc. - Class A (a)	40	2,446
Magnite, Inc. (a) (b)	18	599
Match Group Holdings II, LLC (a)	41	6,640
Match Group, Inc. (a)	13	2,013
Netflix, Inc. (a)	68	35,696
New York Times Co. - Class A	24	1,033
News Corporation - Class A (a)	58	1,485
News Corporation - Class B (a)	20	486
Nexstar Media Group, Inc. - Class A (a)	6	910
Omnicom Group Inc.	34	2,707
Pinterest, Inc. - Class A (a)	84	6,602
Playtika Holding Corp. (a)	11	274
Roku Inc. - Class A (a)	17	7,879
Shenandoah Telecommunications Company (a)	8	393
Sirius XM Holdings Inc. (a) (b)	177	1,158
Skillz Inc. - Class A (a) (b)	36	786
Snap Inc. - Class A (a)	144	9,822
Take-Two Interactive Software Inc. (a)	18	3,208
TEGNA Inc.	32	596
Telephone & Data Systems Inc.	16	367
The Madison Square Garden Company - Class A (a)	3	487
T-Mobile USA, Inc. (a)	90	13,025
TripAdvisor Inc. (a)	16	634
Twitter, Inc. (a)	122	8,367
Verizon Communications Inc.	631	35,355
ViacomCBS Inc. - Class A (a)	2	80
ViacomCBS Inc. - Class B (a)	93	4,181
Vonage Holdings Corp. (a)	34	493
Walt Disney Co.	277	48,656
Warner Music Group Corp. - Class A (a)	14	521
World Wrestling Entertainment, Inc. - Class A (b)	8	448
Yelp Inc. (a)	10	392
Zillow Group, Inc. - Class A (a)	6	734
Zillow Group, Inc. - Class C (a)	24	2,964
ZoomInfo Technologies Inc. - Class A (a)	15	802
Zynga Inc. - Class A (a)	147	1,564
		705,769
Industrials 9.1%
3M Company	88	17,532
AAON, Inc. (a)	7	412
ABM Industries Incorporated	11	485
Acuity Brands, Inc.	6	1,080
ADT, Inc.	25	269
Advanced Drainage Systems, Inc.	8	945
AECOM (a)	22	1,420
Aerojet Rocketdyne Holdings, Inc. (a)	12	567
AeroVironment, Inc. (a)	3	271
AGCO Corporation	9	1,202
Air Lease Corporation - Class A	17	726
Alaska Air Group, Inc.	20	1,219
Albany International Corp. - Class A	2	217
Allegiant Travel Company (a)	2	411
Allegion Public Limited Company	14	1,922
Allison Systems, Inc.	18	728
Altra Industrial Motion Corp. (a)	10	649
AMERCO (a)	1	836
American Airlines Group Inc. (a)	98	2,077
AMETEK, Inc.	35	4,731
AO Smith Corp.	21	1,481
APi Group Corporation (a)	25	518
Applied Industrial Technologies, Inc.	5	464
Arcosa, Inc.	8	462
Armstrong World Industries, Inc.	7	707
ASGN Incorporated (a)	7	715
Atkore International Group Inc. (a)	7	462
Avis Budget Group, Inc. (a)	8	658
Axone Intelligence Inc. (a)	10	1,715
Barnes Group Inc.	8	396
Beacon Roofing Supply, Inc. (a)	9	481
Bloom Energy Corporation - Class A (a) (b)	17	456
Boise Cascade Company	6	326
Brady Corp. - Class A	8	441
Brink's Co.	8	615
Builders FirstSource, Inc. (a)	30	1,266
BWXT Government Group, Inc.	13	776
C.H. Robinson Worldwide, Inc. (a)	21	1,968
Carlisle Cos. Inc.	8	1,551
Carrier Global Corporation	124	6,022
Casella Waste Systems Inc. - Class A (a)	8	492
Caterpillar Inc.	83	18,163
Chargepoint Inc. - Class A (a) (b)	21	734
Chart Industries, Inc. (a)	6	843
Cimpress Public Limited Company (a)	3	333
Cintas Corp. (a)	14	5,199
Clarivate PLC (a)	37	1,032

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Clean Harbors Inc. (a)	7	640
Colfax Corp. (a)	19	861
Comfort Systems USA Inc.	5	399
Copart Inc. (a)	32	4,212
CoStar Group, Inc. (a)	61	5,020
Crane Co.	8	739
CSX Corp. (a)	349	11,187
Cummins Inc.	22	5,471
Curtiss-Wright Corp.	7	783
Deere & Company	48	16,763
Delta Air Lines, Inc. (a)	98	4,247
Desktop Metal, Inc. - Class A (a) (b)	21	245
Donaldson Co. Inc.	21	1,313
Dover Corporation	22	3,273
Dun & Bradstreet Holdings, Inc. (a)	22	479
Dycom Industries, Inc. (a)	5	376
Eaton Corporation Public Limited Company	61	9,062
Elance, Inc. (a)	15	869
EMCOR Group, Inc.	9	1,112
Emerson Electric Co.	92	8,857
EnerSys	7	688
Equifax Inc.	19	4,474
ESCO Technologies Inc.	4	397
Evoqua Water Technologies Corp. (a)	20	659
Expeditors International of Washington Inc. (a)	26	3,229
Exponent, Inc. (a)	8	754
Fastenal Co. (a)	89	4,606
Federal Signal Corporation	10	401
FedEx Corporation	37	11,176
Flowserve Corporation	18	733
Fluor Corp. (a)	18	317
Fortive Corporation	51	3,569
Fortune Brands Home & Security, Inc.	22	2,170
Forward Air Corp. (a)	4	328
Franklin Electric Co. Inc. (a)	6	510
FTI Consulting Inc. (a)	5	637
FuelCell Energy, Inc. (a) (b)	45	401
Gates Industrial Corporation PLC (a)	11	197
GATX Corporation	6	509
Generac Holdings Inc. (a)	10	3,982
General Dynamics Corporation	35	6,614
General Electric Company	1,337	17,992
Gibraltar Industries Inc. (a)	4	268
Graco Inc.	26	1,938
GrafTech International Ltd.	23	269
HEICO Corp.	7	966
HEICO Corp. - Class A	11	1,391
Herc Holdings Inc. (a)	4	392
Herman Miller Inc. (a)	8	390
Hexcel Corp. (a)	14	850
Hillenbrand Inc.	12	539
Honeywell International Inc. (a)	106	23,211
Howmet Aerospace Inc. (a)	59	2,049
HUB Group Inc. - Class A (a)	5	318
Hubbell Inc.	8	1,531
Huntington Ingalls Industries Inc.	6	1,286
IAA Spinco Inc. (a)	22	1,203
IDEX Corporation	12	2,625
IHS Markit Ltd.	58	6,489
Illinois Tool Works Inc.	44	9,863
Ingersoll Rand Inc. (a)	59	2,861
Insperity, Inc.	6	521
ITT Industries Holdings, Inc.	13	1,198
Jacobs Engineering Group Inc.	20	2,729
JB Hunt Transport Services Inc. (a)	13	2,078
JELD-WEN Holding, Inc. (a)	12	321
JetBlue Airways Corporation (a)	47	786
John Bean Technologies Corp.	5	737
Johnson Controls International Public Limited Company	109	7,470
Kansas City Southern	14	3,926
KAR Auction Services, Inc. (a)	21	373
Kennametal Inc.	14	489
Kirby Corp. (a)	10	592
Knight-Swift Transportation Holdings Inc. - Class A	20	908
Korn Ferry	9	639
Kratos Defense & Security Solutions, Inc. (a)	20	573
L3Harris Technologies, Inc.	31	6,727
Landstar System Inc. (a)	6	1,000
Lennox International Inc.	5	1,828
Lincoln Electric Holdings Inc. (a)	10	1,284
Lockheed Martin Corporation	37	14,098
Macquarie Infrastructure Corporation (a)	12	462
ManpowerGroup Inc.	9	1,074
Masco Corporation	38	2,248
Masonite International Corporation (a)	4	446
MasTec Inc. (a)	9	973
Matson Intermodal - Paragon, Inc.	7	451
Maxar Technologies Inc.	10	402
Mercury Systems Inc. (a)	9	607
Meritor, Inc. (a)	12	278
Middleby Corp. (a)	8	1,449
Moog Inc. - Class A	5	404
MSA Safety Inc.	6	990
MSC Industrial Direct Co. - Class A	6	566
Mueller Industries Inc.	5	234
Mueller Water Products Inc. - Class A	15	211
Navistar International Corporation (a)	8	361
Nielsen Holdings plc	52	1,279
Nikola Subsidiary Corporation (a) (b)	23	416
Nordson Corp. (a)	8	1,794
Norfolk Southern Corporation	38	10,193
Northrop Grumman Systems Corp.	23	8,352
Nvent Electric Public Limited Company	25	768
Old Dominion Freight Line Inc. (a)	15	3,704
Oshkosh Corp.	10	1,292
Otis Worldwide Corporation	62	5,063
Owens Corning Inc.	16	1,554
PACCAR Inc.	53	4,755
Parker-Hannifin Corporation	20	6,123
Parsons Corporation (a)	4	152
Pentair Public Limited Company	25	1,670
Plug Power Inc. (a)	77	2,621
Proto Labs Inc. (a)	4	410
Quanta Services, Inc.	21	1,906
Raytheon BBN Technologies Corp.	231	19,686
RBC Bearings Incorporated (a)	4	820
Regal-Beloit Corp.	7	879
Republic Services Inc.	32	3,501
Resideo Technologies, Inc. (a)	17	496
Rexnord Corporation	17	842
Robert Half International Inc.	17	1,518
Rockwell Automation Inc.	18	5,127
Rollins Inc.	36	1,237
Roper Technologies, Inc.	16	7,539
Rush Enterprises Inc. - Class A (a)	7	304
Ryder System, Inc.	9	654
Saia, Inc. (a)	4	777
Schneider National, Inc. - Class B	6	130
Sensata Technologies Holding PLC (a)	24	1,387
Shoals Technologies LLC - Class A (a)	11	400
Simpson Manufacturing Co. Inc.	7	779
SiteOne Landscape Supply, Inc. (a)	7	1,214
SkyWest Inc. (a)	7	308
Snap-On Inc.	9	1,902
Southwest Airlines Co. (a)	91	4,840
Spirit Aerosystems Holdings Inc. - Class A	15	691
Spirit Airlines Inc. (a)	15	455
SPX Corp. (a)	7	446
SPX Flow, Inc.	3	226
Stanley Black & Decker, Inc.	25	5,089
Stericycle Inc. (a)	15	1,068
SunRun Inc. (a)	26	1,460
Teledyne Technologies Inc. (a)	7	2,936
Terex Corp.	10	462
Tetra Tech, Inc. (a)	8	938
Textron Inc.	34	2,352
The Boeing Company (a)	84	20,058
Timken Co.	11	899
Toro Co.	16	1,795

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Trane Technologies Public Limited Company	37	6,786
TransDigm Group Inc. (a)	8	5,453
TransUnion	29	3,200
Trex Company, Inc. (a)	18	1,805
TriNet Group Inc. (a)	6	468
Trinity Industries Inc.	13	363
Triton Container International Limited	11	566
Tusimple Holdings Inc. - Class A (a) (b)	4	309
Uber Technologies, Inc. (a)	225	11,273
UFP Industries, Inc. (a)	10	742
UniFirst Corp.	2	579
Union Pacific Corporation	101	22,255
United Airlines Holdings, Inc. (a)	50	2,619
United Parcel Service Inc. - Class B	110	22,918
United Rentals Inc. (a)	11	3,518
Univar Solutions Inc. (a)	25	607
Valmont Industries Inc.	3	696
Verisk Analytics, Inc. (a)	25	4,347
Vertiv Holdings, LLC - Class A	32	878
Vicor Corp. (a)	4	372
Virgin Galactic Holdings, Inc. - Class A (a) (b)	21	983
W. W. Grainger, Inc.	7	2,892
Wabtec Corp.	28	2,295
Waste Management, Inc.	60	8,351
Watsco Inc.	5	1,416
Watts Water Technologies Inc. - Class A	4	652
Welbilt Inc. (a)	18	416
Werner Enterprises Inc. (a)	9	413
WESCO International, Inc. (a)	7	737
WillScot Mobile Mini Holdings Corp. - Class A (a)	26	735
Woodward Governor Co. (a)	10	1,170
XPO Logistics, Inc. (a)	15	2,167
Xylem Inc.	27	3,291
		604,637
Consumer Staples 5.7%
Altria Group, Inc.	284	13,542
Archer-Daniels-Midland Company	85	5,133
Beyond Meat, Inc. (a) (b)	8	1,277
BJ's Wholesale Club Holdings, Inc. (a)	19	923
Boston Beer Co. Inc. - Class A (a)	1	1,453
Brown-Forman Corp. - Class A	9	645
Brown-Forman Corp. - Class B	27	2,045
Bunge Limited	21	1,664
Campbell Soup Company	31	1,405
Casey's General Stores Inc. (a)	6	1,167
Celsius Holdings, Inc. (a)	4	298
Central Garden & Pet Co. (a)	2	81
Central Garden & Pet Co. - Class A (a)	6	312
Church & Dwight Co. Inc.	37	3,184
Coca-Cola Consolidated Inc. (a)	1	327
Colgate-Palmolive Co.	130	10,561
ConAgra Brands Inc.	74	2,680
Constellation Brands, Inc. - Class A	26	5,996
Costco Wholesale Corporation (a)	67	26,651
Coty Inc. - Class A (a)	40	374
Darling Ingredients Inc. (a)	25	1,661
Dollar General Corporation	36	7,847
Energizer Holdings, Inc.	10	409
Estee Lauder Cos. Inc. - Class A	35	11,238
Flowers Foods Inc.	28	675
Freshpet Inc. (a)	7	1,148
General Mills, Inc.	93	5,637
Grocery Outlet Holding Corp. (a)	14	492
Hain Celestial Group Inc. (a)	13	537
Herbalife Nutrition Ltd. (a)	14	755
Hershey Co.	22	3,913
Hormel Foods Corp.	41	1,972
Ingredion Inc.	10	861
J&J Snack Foods Corp. (a)	2	430
JM Smucker Co.	17	2,231
Kellogg Co.	38	2,440
Keurig Dr Pepper Inc. (a)	89	3,120
Kimberly-Clark Corporation	51	6,877
Kraft Heinz Foods Company (a)	100	4,058
Lamb Weston Holdings Inc.	22	1,789
Lancaster Colony Corp. (a)	3	595
McCormick & Co. Inc.	38	3,351
Molson Coors Beverage Company - Class B (a)	28	1,495
Mondelez International, Inc. - Class A (a)	216	13,461
Monster Beverage 1990 Corporation (a)	57	5,187
National Beverage Corp. (a)	4	178
Nu Skin Enterprises, Inc. - Class A	8	472
PepsiCo, Inc. (a)	211	31,197
Performance Food Group, Inc. (a)	22	1,064
Philip Morris International Inc.	237	23,532
Pilgrim's Pride Corporation (a)	8	175
Post Holdings, Inc. (a)	10	1,058
PriceSmart Inc. (a)	4	343
Procter & Gamble Co. (a)	373	50,329
Sanderson Farms Inc. (a)	3	617
Seaboard Corp.	—	159
Spectrum Brands Legacy, Inc.	6	538
Sprouts Farmers Market, Inc. (a)	19	481
Sysco Corp.	79	6,131
Target Corporation	75	18,221
The Clorox Company	19	3,435
The Coca-Cola Company	591	32,000
The Kroger Co.	116	4,452
The Simply Good Foods Company (a)	14	498
Treehouse Foods, Inc. (a)	9	408
Tyson Foods Inc. - Class A	45	3,284
US Foods Holding Corp. (a)	32	1,233
Walgreens Boots Alliance, Inc. (a)	111	5,828
Walmart Inc.	209	29,505
WD-40 Co. (a)	2	572
		377,607
Real Estate 3.3%
AGNC Investment Corp. (a)	79	1,335
Agree Realty Corporation	10	736
Alexandria Real Estate Equities, Inc.	20	3,641
American Campus Communities, Inc.	22	1,048
American Homes 4 Rent - Class A	40	1,551
American Tower Corporation	69	18,705
Americold Realty Trust	37	1,397
Apple Hospitality REIT, Inc.	31	474
Arbor Realty Trust, Inc.	18	315
AvalonBay Communities, Inc.	21	4,472
Boston Properties Inc.	22	2,554
Brandywine Realty Trust	24	332
Brixmor Property Group Inc.	44	1,010
Camden Property Trust	15	1,965
Caretrust REIT, Inc. (a)	16	363
CBRE Group, Inc. - Class A (a)	52	4,416
Chimera Investment Corporation	33	502
CoreSite Realty Corporation	6	795
Corporate Office Properties Trust	18	513
Cousins Properties Incorporated	21	764
Crown Castle International Corp.	66	12,847
CubeSmart	28	1,315
Cushman & Wakefield PLC (a)	18	310
Cyrusone LLC (a)	18	1,309
DiamondRock Hospitality Co. (a)	30	291
Digital Realty Trust Inc.	43	6,539
DigitalBridge Group, Inc. - Class A (a) (b)	67	529
Douglas Emmett, Inc.	25	856
Duke Realty Corp.	59	2,782
EastGroup Properties Inc.	6	923
EPR Properties (a)	12	643
Equinix, Inc.	14	11,034
Equity Commonwealth (a)	20	523
Equity Lifestyle Properties, Inc.	25	1,874
Equity Residential	52	4,010
Essential Properties Realty Trust, Inc.	16	441
Essex Property Trust Inc.	10	2,943
eXp World Holdings, Inc. (a) (b)	9	355
Extra Space Storage Inc.	21	3,403
Federal Realty Investment Trust	11	1,240
First Industrial Realty Trust, Inc.	21	1,109

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Four Corners Property Trust, Inc.	12	341
Gaming and Leisure Properties, Inc. (a)	32	1,473
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	13	724
Healthcare Realty Trust Inc.	23	688
Healthcare Trust of America, Inc. - Class A	33	877
Healthpeak Properties, Inc.	83	2,755
Highwoods Properties Inc.	17	769
Host Hotels & Resorts, Inc. (a)	103	1,766
Hudson Pacific Properties Inc.	25	686
Innovative Industrial Properties, Inc.	4	741
Invitation Homes Inc.	86	3,225
Iron Mountain Incorporated	42	1,783
JBG Smith Properties	18	570
Jones Lang LaSalle Incorporated (a)	8	1,521
Kennedy-Wilson Holdings Inc.	20	399
Kilroy Realty Corporation	17	1,203
Kimco Realty Corporation	66	1,369
Lamar Advertising Co. - Class A (a)	13	1,371
Lexington Realty Trust	40	475
Life Storage Inc.	12	1,313
Medical Properties Trust, Inc.	81	1,633
Mid-America Apartment Communities, Inc.	17	2,909
National Health Investors, Inc.	7	496
National Retail Properties, Inc.	26	1,206
National Storage Affiliates Trust	11	534
New Residential Investment Corp.	70	743
Omega Healthcare Investors, Inc.	33	1,204
Open Doors Technology Inc. - Class A (a) (b)	50	882
OUTFRONT Media Inc. (a)	24	570
Paramount Group, Inc.	24	244
Park Hotels & Resorts Inc. (a)	35	721
Pebblebrook Hotel Trust	18	430
Physicians Realty Trust	30	562
Piedmont Office Realty Trust Inc. - Class A	18	325
PotlatchDeltic Corp. (a)	11	581
ProLogis Inc.	114	13,570
PS Business Parks, Inc.	3	487
Public Storage	24	7,068
QTS Realty Trust, Inc. - Class A	11	817
Rayonier Inc.	22	806
Realty Income Corporation	57	3,827
Redfin Corporation (a)	15	920
Regency Centers Corp. (a)	24	1,541
Retail Properties of America, Inc. - Class A	27	311
Rexford Industrial Realty, Inc.	21	1,218
RLJ III-EM Columbus Lessee, LLC	22	337
Ryman Hospitality Properties, Inc. (a)	9	713
Sabra Health Care REIT, Inc. (a)	31	565
Safehold Inc.	2	184
SBA Communications Corporation (a)	17	5,348
Simon Property Group, Inc.	51	6,625
SITE Centers Corp.	24	359
SL Green Realty Corp.	10	775
Spirit Realty Capital, Inc.	19	894
St. Joe Co.	5	209
STAG Industrial, Inc.	22	830
Starwood Property Trust, Inc.	42	1,101
STORE Capital Corp.	34	1,183
Sun Communities Inc.	17	2,920
Sunstone Hotel Investors Inc. (a)	30	376
Terreno Realty Corporation	11	727
The Howard Hughes Corporation (a)	7	721
UDR, Inc.	43	2,108
Uniti Group Inc. (a)	33	349
Urban Edge Properties	12	228
Ventas, Inc.	57	3,236
VEREIT, Inc.	32	1,484
VICI Properties Inc.	83	2,585
Vornado Realty Trust	26	1,200
W.P. Carey Inc.	26	1,956
Weingarten Realty Investors	20	629
Welltower Inc.	64	5,325
Weyerhaeuser Company	113	3,901
Xenia Hotels & Resorts Inc. (a)	14	253
		216,939
Materials 2.8%
Air Products and Chemicals, Inc.	34	9,771
Albemarle Corporation	18	3,091
Alcoa Corporation (a)	28	1,037
Allegheny Technologies Incorporated (a)	18	371
Amcor Plc	237	2,712
Amyris, Inc. (a) (b)	26	427
AptarGroup, Inc.	11	1,490
Arconic Corporation (a)	16	569
Ashland Global Holdings Inc.	9	781
Avery Dennison Corporation	13	2,745
Avient Corporation	15	733
Axalta Coating Systems Ltd. (a)	30	910
Balchem Corporation (a)	5	681
Ball Corporation	50	4,082
Berry Global Group, Inc. (a)	20	1,325
Cabot Corp.	9	528
Celanese Corp. - Class A	17	2,621
CF Industries Holdings Inc.	32	1,646
Cleveland-Cliffs Inc. (a)	70	1,511
Commercial Metals Co.	20	603
Compass Minerals International, Inc.	6	333
Corteva, Inc.	113	5,017
Crown Holdings Inc.	21	2,167
Danimer Scientific, L.L.C. - Class A (a) (b)	9	233
Domtar Corp. (a)	7	388
Dow Inc.	114	7,202
DuPont de Nemours, Inc.	82	6,322
Eagle Materials Inc. (a)	6	841
Eastman Chemical Co.	21	2,482
Ecolab Inc.	38	7,785
Element Solutions, Inc.	31	715
FMC Corporation	20	2,199
Freeport-McMoRan Inc. (a)	223	8,286
Graphic Packaging Holding Company	40	726
Greif Inc. - Class A	4	263
H.B. Fuller Company	8	538
Hecla Mining Co.	81	599
Huntsman Corp.	30	805
Ingevity Corporation (a)	7	536
Innospec Inc. (a)	4	362
International Flavors & Fragrances Inc.	38	5,738
International Paper Company	61	3,711
Linde Public Limited Company	79	22,913
Livent Corporation (a)	21	400
Louisiana-Pacific Corp.	16	939
LyondellBasell Industries N.V. - Class A	39	4,035
Martin Marietta Materials Inc.	9	3,314
Minerals Technologies Inc.	6	442
MOS Holdings Inc.	52	1,648
MP Materials Corp. - Class A (a) (b)	10	351
NewMarket Corp.	1	281
Newmont Corporation	123	7,793
Nucor Corporation	45	4,346
O-I Glass, Inc. (a)	22	361
Olin Corporation	23	1,081
Packaging Corporation of America	15	2,017
PPG Industries, Inc.	37	6,216
PureCycle Technologies, Inc. (a) (b)	11	260
Quaker Chemical Corp.	2	503
Reliance Steel & Aluminum Co.	10	1,451
Reynolds Consumer Products LLC	9	271
Reynolds Group Holdings Limited (a)	7	99
Royal Gold Inc. (a)	10	1,132
RPM International Inc.	20	1,753
Scotts Miracle-Gro Co.	7	1,264
Sealed Air Corporation	24	1,392
Sensient Technologies Corporation	7	600
Sherwin-Williams Co.	37	10,010
Silgan Holdings Inc. (a)	13	535
Sonoco Products Co.	16	1,093
Southern Copper Corporation	14	894

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Steel Dynamics Inc. (a)	28	1,698
Stepan Co.	4	423
Summit Materials, Inc. - Class A (a)	19	651
The Chemours Company	25	869
Trinseo S.A.	6	330
Tronox Holdings PLC	16	349
United States Steel Corporation	40	963
Valvoline, Inc.	28	916
Vulcan Materials Co.	20	3,489
W. R. Grace & Co.	10	706
Westlake Chemical Corporation	6	508
Westrock Company, Inc.	41	2,204
Worthington Industries Inc.	6	345
		185,727
Energy 2.7%
Antero Midstream Corporation	41	430
Antero Resources Corporation (a)	38	574
Apa Corp. (a)	58	1,245
Array Technologies, Inc. (a)	18	280
Baker Hughes, a GE Company, LLC - Class A	112	2,560
Cabot Oil & Gas Corp.	65	1,138
ChampionX Corporation (a)	25	652
Cheniere Energy, Inc. (a)	35	3,020
Chesapeake Energy Corporation (a)	13	690
Chevron Corporation	295	30,851
Cimarex Energy Co.	17	1,217
Clean Energy Fuels Corp. (a) (b)	18	180
CNX Resources Corporation (a)	33	457
ConocoPhillips	207	12,612
Continental Resources Inc. (a)	10	388
Denbury Inc. (a)	7	529
Devon Energy Corporation	93	2,717
Diamondback Energy, Inc.	27	2,560
EOG Resources, Inc.	89	7,419
EQT Corporation (a)	43	947
Equitrans Midstream Corp.	59	503
Exxon Mobil Corporation	645	40,707
Halliburton Company	137	3,159
Helmerich & Payne Inc.	15	485
Hess Corporation	42	3,652
HollyFrontier Corp. (a)	22	727
Kinder Morgan, Inc.	301	5,481
Marathon Oil Corporation	115	1,569
Marathon Petroleum Corporation	101	6,080
Matador Resources Co.	15	545
Murphy Oil Corporation	20	467
NOV Inc. (a)	58	888
Occidental Petroleum Corporation	129	4,042
ONEOK, Inc.	67	3,749
Ovintiv Canada ULC	39	1,215
PDC Energy, Inc. (a)	14	619
Phillips 66	67	5,791
Pioneer Natural Resources Co.	35	5,701
Range Resources Corporation (a)	36	598
Reg Biofuels, LLC (a)	7	447
Schlumberger Ltd.	212	6,797
Southwestern Energy Co. (a)	99	560
Targa Resources Corp.	32	1,440
Texas Pacific Land Corporation	1	1,617
The Williams Companies, Inc.	188	4,987
Valero Energy Corporation	63	4,898
		177,190
Utilities 2.4%
ALLETE, Inc.	8	592
Alliant Energy Corporation (a)	36	1,986
Ameren Corporation	40	3,191
American Electric Power Company, Inc. (a)	77	6,491
American States Water Company	6	477
American Water Works Company, Inc.	28	4,293
Atmos Energy Corporation	20	1,874
AVANGRID, Inc.	9	471
Avista Corporation	11	486
Black Hills Corporation	10	671
California Water Service Group	8	462
CenterPoint Energy, Inc.	82	2,019
Clearway Energy, Inc. - Class A	5	131
Clearway Energy, Inc. - Class C	13	334
CMS Energy Corp.	45	2,685
Consolidated Edison, Inc.	53	3,774
Dominion Energy, Inc.	124	9,106
DTE Energy Company	30	3,854
Duke Energy Corporation	118	11,653
Edison International	57	3,313
Entergy Corporation	30	3,020
Essential Utilities, Inc.	31	1,434
Evergy, Inc.	35	2,092
Eversource Energy	53	4,230
Exelon Corporation (a)	151	6,688
FirstEnergy Corp.	82	3,055
Hawaiian Electric Industries Inc.	15	628
IDACORP Inc.	7	675
MDU Resources Group Inc.	29	917
MGE Energy, Inc. (a)	6	430
National Fuel Gas Company	15	779
New Jersey Resources Corp.	16	623
NextEra Energy, Inc.	299	21,895
NiSource Inc.	59	1,454
NorthWestern Corp. (a)	8	502
NRG Energy, Inc.	37	1,496
OGE Energy Corp.	29	988
One Gas, Inc.	9	644
Ormat Technologies Inc.	7	507
Pacific Gas And Electric Company (a)	228	2,319
Pinnacle West Capital Corp.	17	1,404
PNM Resources, Inc.	11	560
Portland General Electric Co.	15	671
PPL Corporation	116	3,251
Public Service Enterprise Group Inc.	78	4,654
Sempra Energy	48	6,324
SJW Corp.	4	275
South Jersey Industries Inc.	16	424
Southwest Gas Corp.	9	615
Spire, Inc.	8	611
Sunnova Energy International Inc. (a)	10	385
The AES Corporation	103	2,672
The Southern Company	162	9,831
UGI Corp.	29	1,343
Vistra Energy Corp.	71	1,317
WEC Energy Group Inc.	48	4,307
Xcel Energy Inc. (a)	83	5,470
		156,353
Total Common Stocks (cost $6,437,989)		6,599,420
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	26,021	26,021
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	12,888	12,888
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.03%, 05/19/22 (e) (f)	881	880
Total Short Term Investments (cost $39,790)		39,789
Total Investments 100.2% (cost $6,477,779)		6,639,209
Other Derivative Instruments 0.0%		45
Other Assets and Liabilities, Net (0.2)%		(12,561)
Total Net Assets 100.0%		6,626,693

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(e)  All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Mellon U.S. Stock Market Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Athene Holding Ltd	—	1,169	—	—	—	196	1,365	—

JNL/Mellon U.S. Stock Market Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	30	September 2021	3,450	3	12
S&P 500 Index	133	September 2021	28,140	42	379
				45	391

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon U.S. Stock Market Index Fund
Assets - Securities
Common Stocks	6,599,420	—	—	6,599,420
Short Term Investments	38,909	880	—	39,789
	6,638,329	880	—	6,639,209
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	391	—	—	391
	391	—	—	391

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.3%
Utilities 99.3%
ALLETE, Inc.	14	976
Alliant Energy Corporation (a)	67	3,762
Ameren Corporation	69	5,491
American Electric Power Co. Inc. (a)	134	11,360
American States Water Company	10	810
American Water Works Co. Inc.	49	7,513
Atmos Energy Corp.	35	3,399
AVANGRID, Inc.	19	965
Avista Corporation	19	814
Black Hills Corporation	17	1,126
California Water Service Group	14	769
CenterPoint Energy, Inc.	156	3,818
Clearway Energy, Inc. - Class A	9	218
Clearway Energy, Inc. - Class C	20	544
CMS Energy Corp.	78	4,611
Consolidated Edison, Inc.	92	6,603
Dominion Energy, Inc.	217	15,950
DTE Energy Company	52	6,743
Duke Energy Corporation	207	20,438
Edison International	102	5,890
Entergy Corporation	54	5,371
Essential Utilities, Inc.	61	2,770
Evergy, Inc.	61	3,716
Eversource Energy	92	7,402
Exelon Corporation (a)	263	11,636
FirstEnergy Corp.	146	5,433
Hawaiian Electric Industries Inc.	30	1,253
IDACORP Inc.	14	1,343
MGE Energy, Inc. (a)	10	720
New Jersey Resources Corp.	26	1,041
NextEra Energy, Inc.	528	38,686
NiSource Inc.	106	2,605
NorthWestern Corp. (a)	13	817
NRG Energy, Inc.	66	2,664
OGE Energy Corp.	54	1,824
One Gas, Inc.	14	1,078
Ormat Technologies Inc.	12	834
Pacific Gas And Electric Company (a)	402	4,088
Pinnacle West Capital Corp.	31	2,509
PNM Resources, Inc.	23	1,144
Portland General Electric Co.	24	1,120
PPL Corporation	206	5,778
Public Service Enterprise Group Inc.	136	8,106
Sempra Energy	85	11,217
SJW Corp.	7	467
South Jersey Industries Inc.	30	785
Southwest Gas Corp.	16	1,035
Spire, Inc.	14	1,021
The AES Corporation	179	4,661
The Southern Company	285	17,241
UGI Corp.	57	2,621
Vistra Energy Corp.	129	2,394
WEC Energy Group Inc.	85	7,537
Xcel Energy Inc. (a)	145	9,527
Total Common Stocks (cost $266,950)		272,244
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.01% (b) (c)	1,344	1,344
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.01%, 09/09/21 (d) (e)	43	43
0.03%, 04/21/22 (d) (e)	87	87
0.03%, 05/19/22 (d) (e)	14	14
		144
Total Short Term Investments (cost $1,488)		1,488
Total Investments 99.9% (cost $268,438)		273,732
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net 0.1%		400
Total Net Assets 100.0%		274,128

(a)  Non-income producing security.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(d)  All or a portion of the security is pledged or segregated as collateral.

(e)  The coupon rate represents the yield to maturity.

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	27	September 2021	1,785	(4)	(68)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	272,244	—	—	272,244
Short Term Investments	1,344	144	—	1,488
	273,588	144	—	273,732
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(68)	—	—	(68)
	(68)	—	—	(68)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon World Index Fund
COMMON STOCKS 98.6%
United States of America 64.3%
3M Company	4	796
Abbott Laboratories	12	1,419
AbbVie Inc.	12	1,365
ABIOMED, Inc. (a)	—	97
Activision Blizzard, Inc. (a)	5	508
Adobe Inc. (a)	3	1,920
Advance Auto Parts, Inc.	—	96
Advanced Micro Devices, Inc. (a)	8	788
AFLAC Incorporated	4	235
Agilent Technologies, Inc.	2	310
AGNC Investment Corp. (a)	4	64
Air Products and Chemicals, Inc.	2	438
Airbnb, Inc. - Class A (a)	1	143
Akamai Technologies, Inc. (a)	1	135
Alaska Air Group, Inc.	1	51
Albemarle Corporation	1	139
Alexandria Real Estate Equities, Inc.	1	163
Alexion Pharmaceuticals, Inc. (a)	2	282
Align Technology, Inc. (a)	—	301
Alleghany Corporation (a)	—	65
Allegion Public Limited Company	1	92
Alliant Energy Corporation (a)	2	99
Ally Financial Inc.	3	133
Alnylam Pharmaceuticals, Inc. (a)	1	138
Alphabet Inc. - Class A (a)	2	5,037
Alphabet Inc. - Class C (a)	2	4,897
Altice USA, Inc. - Class A (a)	2	54
Altria Group, Inc.	13	605
Amazon.com, Inc. (a)	3	10,118
Ameren Corporation	2	143
American Electric Power Company, Inc. (a)	3	285
American Express Company (a)	4	738
American Financial Group, Inc.	1	65
American International Group, Inc.	6	281
American Tower Corporation	3	848
American Water Works Company, Inc.	1	188
Ameriprise Financial, Inc.	1	205
AmerisourceBergen Corporation	1	115
AMETEK, Inc.	2	207
Amgen Inc. (a)	4	961
Amphenol Corporation - Class A	4	280
Analog Devices, Inc. (a)	3	438
Annaly Capital Management, Inc.	9	82
ANSYS, Inc. (a)	1	202
Anthem, Inc.	2	648
Apollo Global Management, Inc. - Class A	1	89
Apple Inc. (a)	108	14,741
Applied Materials, Inc. (a)	6	904
AppLovin Corporation - Class A (a) (b)	—	12
Aptiv PLC (a)	2	289
Aramark	2	68
Archer-Daniels-Midland Company	4	236
Arista Networks, Inc. (a)	—	136
Arthur J Gallagher & Co.	1	201
AT&T Inc. (a)	49	1,410
Atmos Energy Corporation	1	85
Autodesk, Inc. (a)	1	436
Automatic Data Processing, Inc. (a)	3	580
AutoZone, Inc. (a)	—	221
AvalonBay Communities, Inc.	1	201
AVANGRID, Inc.	—	19
Avantor, Inc. (a)	4	125
Avery Dennison Corporation	1	119
Axalta Coating Systems Ltd. (a)	1	43
Baker Hughes, a GE Company, LLC - Class A	5	114
Ball Corporation	2	178
Bank of America Corporation	52	2,133
Bausch Health Companies Inc. (a)	2	62
Baxter International Inc.	3	278
Becton, Dickinson and Company	2	486
Berkshire Hathaway Inc. - Class B (a)	13	3,615
Best Buy Co., Inc.	2	176
Biogen Inc. (a)	1	358
BioMarin Pharmaceutical Inc. (a)	1	105
Bio-Rad Laboratories, Inc. - Class A (a)	—	101
BlackRock, Inc.	1	851
Booking Holdings Inc. (a)	—	619
BorgWarner Inc.	2	79
Boston Properties Inc.	1	118
Boston Scientific Corporation (a)	10	421
Bristol-Myers Squibb Company	15	1,027
Broadcom Inc. (a)	3	1,336
Broadridge Financial Solutions, Inc.	1	127
Brookfield Renewable Corporation - Class A	1	31
Brown-Forman Corp. - Class A	—	27
Brown-Forman Corp. - Class B	1	94
Bunge Limited	1	77
Burlington Stores Inc. (a)	—	148
C.H. Robinson Worldwide, Inc. (a)	1	87
Cabot Oil & Gas Corp.	3	46
Cadence Design Systems Inc. (a)	2	266
Camden Property Trust	1	87
Campbell Soup Company	1	67
Capital One Financial Corporation	3	486
Cardinal Health, Inc.	2	118
CarMax Inc. (a)	1	146
Carnival Plc (a)	1	28
Carrier Global Corporation	6	270
Carvana Co. - Class A (a)	—	125
Caterpillar Inc.	4	821
CBRE Group, Inc. - Class A (a)	2	202
CDK Global, Inc. (a)	1	41
CDW Corp. (a)	1	168
Celanese Corp. - Class A	1	118
Centene Corporation (a)	4	290
CenterPoint Energy, Inc.	4	92
Cerner Corp. (a)	2	163
CF Industries Holdings Inc.	1	74
Charter Communications, Inc. - Class A (a)	1	682
Cheniere Energy, Inc. (a)	2	137
Chevron Corporation	13	1,389
Chipotle Mexican Grill Inc. (a)	—	298
Chubb Limited	3	494
Church & Dwight Co. Inc.	2	148
Cigna Holding Company	2	558
Cincinnati Financial Corporation	1	121
Cintas Corp. (a)	1	236
Cisco Systems, Inc. (a)	29	1,532
Citigroup Inc.	14	1,003
Citizens Financial Group Inc.	3	137
Citrix Systems Inc. (a)	1	98
Cloudflare, Inc. - Class A (a)	1	130
CME Group Inc. - Class A (a)	2	526
CMS Energy Corp.	2	120
Cognex Corp. (a)	1	102
Cognizant Technology Solutions Corp. - Class A (a)	4	252
Colgate-Palmolive Co.	6	471
Comcast Corporation - Class A (a)	32	1,800
Comerica Inc.	1	67
ConAgra Brands Inc.	3	120
ConocoPhillips	9	570
Consolidated Edison, Inc.	2	168
Constellation Brands, Inc. - Class A	1	270
Cooper Cos. Inc.	—	133
Copart Inc. (a)	1	191
Corning Incorporated	5	218
Corteva, Inc.	5	224
CoStar Group, Inc. (a)	3	224
Costco Wholesale Corporation (a)	3	1,200
Coupa Software Incorporated (a)	1	134
CrowdStrike Holdings, Inc. - Class A (a)	1	342
Crown Castle International Corp.	3	580
Crown Holdings Inc.	1	98
CSX Corp. (a)	16	500
Cummins Inc.	1	247
CVS Health Corporation	9	757

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
D.R. Horton, Inc.	2	204
Danaher Corporation	4	1,176
Darden Restaurants Inc.	1	132
DaVita Inc. (a)	—	58
Deere & Company	2	755
Dell Technology Inc. - Class C (a)	2	164
Delta Air Lines, Inc. (a)	4	187
Dentsply Sirona Inc.	2	96
DexCom Inc. (a)	1	280
Digital Realty Trust Inc.	2	295
Discover Financial Services	2	254
Discovery, Inc. - Series A (a) (b)	1	31
Discovery, Inc. - Series C (a)	2	64
Dish Network Corporation - Class A (a)	2	71
DocuSign, Inc. (a)	1	372
Dollar General Corporation	2	351
Dollar Tree Inc. (a)	2	165
Dominion Energy, Inc.	6	405
Domino's Pizza, Inc.	—	124
Donaldson Co. Inc.	1	54
Doordash, Inc. - Class A (a)	—	40
Dover Corporation	1	145
Dow Inc.	5	322
Draftkings Inc. - Class A (a) (b)	2	114
DTE Energy Company	1	171
Duke Energy Corporation	5	518
Duke Realty Corp.	2	117
Dun & Bradstreet Holdings, Inc. (a)	1	20
DuPont de Nemours, Inc.	4	287
DXC Technology Company (a)	2	67
East West Bancorp, Inc.	1	69
Eastman Chemical Co.	1	110
Eaton Corporation Public Limited Company	3	402
eBay Inc. (a)	4	310
Ecolab Inc.	2	350
Edison International	3	150
Edwards Lifesciences Corporation (a)	4	443
Elanco Animal Health (a)	3	113
Electronic Arts Inc.	2	282
Eli Lilly & Co.	5	1,253
Emerson Electric Co.	4	401
Entergy Corporation	1	141
EOG Resources, Inc.	4	339
EPAM Systems, Inc. (a)	—	184
Equifax Inc.	1	199
Equinix, Inc.	1	497
Equitable Holdings, Inc.	3	86
Equity Lifestyle Properties, Inc.	1	88
Equity Residential	2	180
Essex Property Trust Inc.	—	133
Estee Lauder Cos. Inc. - Class A	2	507
ETSY, Inc. (a)	1	167
Evergy, Inc.	2	97
Eversource Energy	2	186
Exact Sciences Corporation (a)	1	143
Exelon Corporation (a)	7	294
Expedia Group, Inc. (a)	1	156
Expeditors International of Washington Inc. (a)	1	151
Extra Space Storage Inc.	1	150
Exxon Mobil Corporation	29	1,832
F5 Networks, Inc. (a)	—	78
Facebook, Inc. - Class A (a)	16	5,717
Fastenal Co. (a)	4	209
Federal Realty Investment Trust	—	55
FedEx Corporation	2	497
Fidelity National Financial, Inc. - Class A	2	83
Fidelity National Information Services, Inc.	4	605
Fifth Third Bancorp (a)	5	184
First Republic Bank	1	227
FirstEnergy Corp.	4	140
Fiserv, Inc. (a)	4	442
FleetCor Technologies Inc. (a)	1	144
FMC Corporation	1	95
Ford Motor Company (a)	27	395
Fortinet, Inc. (a)	1	228
Fortive Corporation	2	161
Fortune Brands Home & Security, Inc.	1	101
Fox Corporation - Class A (a)	2	87
Fox Corporation - Class B (a)	1	37
Franklin Resources Inc.	2	60
Freeport-McMoRan Inc. (a)	10	376
Gartner Inc. (a)	1	145
General Dynamics Corporation	2	298
General Electric Company	61	816
General Mills, Inc.	4	259
General Motors Company (a)	9	512
Genuine Parts Co.	1	129
Gilead Sciences, Inc. (a)	9	600
Global Payments Inc.	2	378
Globe Life Inc.	1	62
GoDaddy Inc. - Class A (a)	1	103
Halliburton Company	6	137
Hasbro, Inc. (a)	1	87
HCA Healthcare, Inc.	2	379
Healthpeak Properties, Inc.	4	122
HEICO Corp.	—	39
HEICO Corp. - Class A	1	62
Henry Schein Inc. (a)	1	73
Hershey Co.	1	179
Hess Corporation	2	162
Hewlett Packard Enterprise Company	9	132
Hilton Worldwide Holdings Inc. (a)	2	227
Hologic Inc. (a)	2	120
Honeywell International Inc. (a)	5	1,045
Horizon Therapeutics Public Limited Company (a)	1	134
Hormel Foods Corp.	2	99
Host Hotels & Resorts, Inc. (a)	5	81
Howmet Aerospace Inc. (a)	3	93
HP Inc.	8	249
Hubbell Inc.	—	69
HubSpot Inc. (a)	—	163
Humana Inc.	1	390
Huntington Bancshares Incorporated (a)	9	135
Huntington Ingalls Industries Inc.	—	64
IDEX Corporation	1	118
IDEXX Laboratories, Inc. (a)	1	375
IHS Markit Ltd.	3	292
Illinois Tool Works Inc.	2	440
Illumina, Inc. (a)	1	476
Incyte Corporation (a)	1	109
Ingredion Inc.	—	41
Intel Corporation (a)	28	1,556
Intercontinental Exchange, Inc.	4	455
International Business Machines Corporation	6	899
International Flavors & Fragrances Inc.	2	253
International Paper Company	3	163
Interpublic Group of Cos. Inc.	3	94
Intuit Inc. (a)	2	919
Intuitive Surgical, Inc. (a)	1	743
Invesco Ltd.	3	72
Invitation Homes Inc.	4	147
IPG Photonics Corporation (a)	—	56
IQVIA Inc. (a)	1	322
Iron Mountain Incorporated	2	83
Jack Henry & Associates Inc. (a)	1	83
Jacobs Engineering Group Inc.	1	123
Jazz Pharmaceuticals Public Limited Company (a)	—	77
JB Hunt Transport Services Inc. (a)	1	95
Jefferies Financial Group Inc.	1	47
JM Smucker Co.	1	97
Johnson & Johnson	18	2,977
Johnson Controls International Public Limited Company	5	338
JPMorgan Chase & Co.	21	3,231
Juniper Networks, Inc.	2	68
K.K.R. Co., Inc. - Class A	4	233
Kansas City Southern	1	176
Kellogg Co.	2	113
Keurig Dr Pepper Inc. (a)	4	139
KeyCorp	7	141

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Keysight Technologies, Inc. (a)	1	198
Kimberly-Clark Corporation	2	309
Kimco Realty Corporation	3	61
Kinder Morgan, Inc.	13	242
KLA-Tencor Corp. (a)	1	342
Kraft Heinz Foods Company (a)	4	181
L3Harris Technologies, Inc.	1	303
Laboratory Corporation of America Holdings (a)	1	181
Lam Research Corp. (a)	1	636
Lamb Weston Holdings Inc.	1	85
Las Vegas Sands Corp. (a)	2	118
Lear Corporation	—	65
Leidos Holdings Inc.	1	95
Lennar Corporation - Class A	2	190
Lennar Corporation - Class B	—	8
Lennox International Inc.	—	85
Liberty Broadband Corp. - Series A (a)	—	27
Liberty Broadband Corp. - Series C (a)	1	191
Liberty SiriusXM Group - Series A (a)	1	31
Liberty SiriusXM Group - Series C (a)	1	57
Lincoln National Corporation	1	82
Live Nation Entertainment, Inc. (a)	1	86
LKQ Corporation (a)	2	94
Lockheed Martin Corporation	2	635
Loews Corp.	2	85
Lowe`s Companies, Inc.	5	941
Lululemon Athletica Inc. (a)	1	296
Lumen Technologies Inc.	7	96
Lyft, Inc. - Class A (a)	2	105
LyondellBasell Industries N.V. - Class A	2	181
M&T Bank Corporation	1	131
Marathon Petroleum Corporation	4	270
Markel Corporation (a)	—	110
MarketAxess Holdings Inc. (a)	—	123
Marriott International, Inc. - Class A (a)	2	248
Marsh & McLennan Companies, Inc.	3	491
Martin Marietta Materials Inc.	—	156
Marvell Technology, Inc.	5	315
Masco Corporation	2	109
MasterCard Incorporated - Class A	6	2,192
Match Group Holdings II, LLC (a)	2	296
Match Group, Inc. (a)	1	85
Maxim Integrated Products, Inc. (a)	2	197
McCormick & Co. Inc.	2	153
McDonald's Corporation	5	1,182
McKesson Corporation	1	207
Merck & Co., Inc.	17	1,351
MetLife, Inc.	5	311
Mettler-Toledo International Inc. (a)	—	222
MGM Resorts International	3	120
Microchip Technology Incorporated (a)	2	275
Micron Technology, Inc. (a)	8	658
Microsoft Corporation (a)	52	13,999
Mid-America Apartment Communities, Inc.	1	129
Moderna, Inc. (a)	2	487
Mohawk Industries Inc. (a)	—	80
Molson Coors Beverage Company - Class B (a)	1	67
Mondelez International, Inc. - Class A (a)	10	602
Monster Beverage 1990 Corporation (a)	3	231
Moody's Corp.	1	398
Morgan Stanley	10	937
MOS Holdings Inc.	3	80
Motorola Solutions Inc.	1	253
MSCI Inc. - Class A	1	307
NASDAQ Inc. (a)	1	143
NetApp, Inc. (a)	2	125
Netflix, Inc. (a)	3	1,607
Neurocrine Biosciences, Inc. (a)	1	58
Newell Brands Inc.	3	76
Newmont Corporation	5	346
News Corporation - Class A (a)	3	74
News Corporation - Class B (a)	1	20
NextEra Energy, Inc.	14	993
Nielsen Holdings plc	2	60
NIKE, Inc. - Class B	9	1,358
NiSource Inc.	3	66
Norfolk Southern Corporation	2	457
Northern Trust Corp.	1	164
Northrop Grumman Systems Corp.	1	373
NortonLifelock Inc. (a)	4	109
Novocure Limited (a)	1	122
NRG Energy, Inc.	2	68
Nucor Corporation	2	195
NVIDIA Corporation (a)	4	3,424
NVR, Inc. (a)	—	114
Occidental Petroleum Corporation	5	168
OGE Energy Corp.	1	46
Okta, Inc. - Class A (a)	1	201
Old Dominion Freight Line Inc. (a)	1	166
Omnicom Group Inc.	1	119
ONEOK, Inc.	3	171
Open Doors Technology Inc. - Class A (a)	2	39
Oracle Corporation	12	970
O'Reilly Automotive, Inc. (a)	—	278
Otis Worldwide Corporation	3	226
Owens Corning Inc.	1	71
PACCAR Inc.	2	210
Pacific Gas And Electric Company (a)	11	108
Packaging Corporation of America	1	92
Palantir Technologies Inc. - Class A (a)	3	76
Palo Alto Networks, Inc. (a)	1	244
Parker-Hannifin Corporation	1	271
Paychex Inc. (a)	2	243
Paycom Software, Inc. (a)	—	122
Paypal Holdings, Inc. (a)	8	2,357
Peloton Interactive, Inc. - Class A (a)	2	223
Pentair Public Limited Company	1	77
PepsiCo, Inc. (a)	9	1,405
PerkinElmer Inc.	1	123
Perrigo Company Public Limited Company	1	41
Pfizer Inc.	39	1,509
Philip Morris International Inc.	11	1,060
Phillips 66	3	261
Pinnacle West Capital Corp.	1	66
Pinterest, Inc. - Class A (a)	4	292
Pioneer Natural Resources Co.	2	257
Polaris Industries Inc.	—	54
PPD, Inc. (a)	1	33
PPG Industries, Inc.	2	275
PPL Corporation	5	145
Principal Financial Group, Inc. (a)	2	110
Procter & Gamble Co. (a)	17	2,267
Progressive Corp.	4	396
ProLogis Inc.	5	612
Prudential Financial Inc.	3	275
PTC Inc. (a)	1	106
Public Service Enterprise Group Inc.	4	212
Public Storage	1	320
Pulte Homes Inc.	2	104
Qiagen N.V. (a)	2	79
Qorvo, Inc. (a)	1	156
Qualcomm Incorporated (a)	8	1,106
Quanta Services, Inc.	1	85
Quest Diagnostics Incorporated	1	126
Raymond James Financial Inc.	1	111
Raytheon BBN Technologies Corp.	10	887
Realty Income Corporation	3	170
Regency Centers Corp. (a)	1	70
Regeneron Pharmaceuticals, Inc. (a)	1	402
Regions Financial Corporation	7	135
Reinsurance Group of America, Incorporated	—	56
Republic Services Inc.	1	158
ResMed Inc.	1	242
RingCentral, Inc. - Class A (a)	1	159
Rockwell Automation Inc.	1	233
Roku Inc. - Class A (a)	1	356
Rollins Inc.	2	55
Roper Technologies, Inc.	1	335
Ross Stores Inc. (a)	2	300
Royal Caribbean Cruises Ltd.	1	127

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Royalty Pharma PLC - Class A (a)	1	24
S&P Global Inc.	2	684
Salesforce.Com, Inc. (a)	6	1,548
Santander Consumer USA Holdings Inc.	—	17
SBA Communications Corporation (a)	1	238
Schlumberger Ltd.	9	303
Seagen Inc. (a)	1	135
Sealed Air Corporation	1	63
SEI Investments Co. (a)	1	56
Sempra Energy	2	291
Sensata Technologies Holding PLC (a)	1	63
ServiceNow, Inc. (a)	1	747
Sherwin-Williams Co.	2	450
Simon Property Group, Inc.	2	293
Sirius XM Holdings Inc. (a) (b)	7	47
Skyworks Solutions, Inc. (a)	1	216
Slack Technologies, Inc. - Class A (a)	3	145
Snap Inc. - Class A (a)	6	439
Snap-On Inc.	—	82
Snowflake Inc. - Class A (a)	—	97
Southern Copper Corporation	1	39
Southwest Airlines Co. (a)	4	212
Splunk Inc. (a)	1	157
Square, Inc. - Class A (a)	3	659
SS&C Technologies Holdings, Inc. (a)	2	116
Stanley Black & Decker, Inc.	1	227
Starbucks Corporation (a)	8	910
State Street Corporation	2	196
Steel Dynamics Inc. (a)	1	82
Stericycle Inc. (a)	1	44
Steris Limited	1	142
Stryker Corporation	2	580
Sun Communities Inc.	1	130
SVB Financial Group (a)	—	210
Synchrony Financial	4	177
Synopsys Inc. (a)	1	288
Sysco Corp.	3	271
T. Rowe Price Group, Inc. (a)	2	309
Take-Two Interactive Software Inc. (a)	1	144
Tapestry Inc. (a)	2	82
Target Corporation	3	821
Teladoc Health, Inc. (a)	1	147
Teledyne Technologies Inc. (a)	—	137
Teleflex Incorporated	—	125
Teradyne Inc. (a)	1	142
Tesla Inc. (a)	5	3,601
Texas Instruments Incorporated (a)	6	1,223
Texas Pacific Land Corporation	—	78
Textron Inc.	2	104
The AES Corporation	5	124
The Allstate Corporation	2	269
The Bank of New York Mellon Corporation (c)	5	280
The Blackstone Group Inc. - Class A	5	461
The Boeing Company (a)	4	909
The Carlyle Group, Inc. (a)	1	41
The Charles Schwab Corporation	10	754
The Clorox Company	1	158
The Coca-Cola Company	27	1,441
The Goldman Sachs Group, Inc.	2	886
The Hartford Financial Services Group, Inc.	2	154
The Home Depot, Inc.	7	2,327
The Kroger Co.	5	199
The PNC Financial Services Group, Inc.	3	561
The Southern Company	7	436
The Trade Desk, Inc. - Class A (a)	3	223
The Travelers Companies, Inc.	2	256
The Western Union Company	3	64
The Williams Companies, Inc.	8	225
Thermo Fisher Scientific Inc.	3	1,360
TJX Cos. Inc.	8	552
T-Mobile USA, Inc. (a)	4	577
Tractor Supply Co. (a)	1	154
Trane Technologies Public Limited Company	2	303
TransDigm Group Inc. (a)	—	241
TransUnion	1	142
Trimble Inc. (a)	2	142
Truist Financial Corporation	9	511
Twilio Inc. - Class A (a)	1	430
Twitter, Inc. (a)	5	374
Tyson Foods Inc. - Class A	2	151
U.S. Bancorp	9	532
Uber Technologies, Inc. (a)	10	510
Ubiquiti Inc.	—	16
UDR, Inc.	2	98
UGI Corp.	1	66
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	132
Under Armour Inc. - Class A (a)	1	27
Under Armour Inc. - Class C (a)	1	24
Union Pacific Corporation	5	1,003
United Airlines Holdings, Inc. (a)	2	113
United Parcel Service Inc. - Class B	5	1,034
United Rentals Inc. (a)	—	154
UnitedHealth Group Incorporated	6	2,593
Universal Health Services Inc. - Class B	1	78
Vail Resorts, Inc. (a)	—	91
Valero Energy Corporation	3	222
Veeva Systems Inc. - Class A (a)	1	293
Ventas, Inc.	3	145
VEREIT, Inc.	2	71
VeriSign, Inc. (a)	1	155
Verisk Analytics, Inc. (a)	1	194
Verizon Communications Inc.	28	1,592
Vertex Pharmaceuticals Incorporated (a)	2	357
VF Corp.	2	183
ViacomCBS Inc. - Class B (a)	4	177
Viatris, Inc.	9	122
VICI Properties Inc.	4	110
Visa Inc. - Class A	12	2,714
Vistra Energy Corp.	3	60
VMware, Inc. - Class A (a)	1	91
Vornado Realty Trust	1	53
Voya Financial, Inc.	1	52
Vulcan Materials Co.	1	155
W. R. Berkley Corporation	1	73
W. W. Grainger, Inc.	—	131
W.P. Carey Inc.	1	88
Wabtec Corp.	1	100
Walgreens Boots Alliance, Inc. (a)	5	263
Walmart Inc.	9	1,329
Walt Disney Co.	12	2,191
Waste Management, Inc.	3	373
Waters Corp. (a)	—	146
Watsco Inc.	—	64
Wayfair Inc. - Class A (a) (b)	—	149
WEC Energy Group Inc.	2	192
Wells Fargo & Company	28	1,284
Welltower Inc.	3	235
West Pharmaceutical Services Inc.	1	181
Western Digital Corporation (a)	2	147
Westlake Chemical Corporation	—	21
Westrock Company, Inc.	2	93
Weyerhaeuser Company	5	176
Whirlpool Corporation	—	94
Willis Towers Watson Public Limited Company	1	200
Workday, Inc. - Class A (a)	1	300
Wynn Resorts Ltd. (a)	1	92
Xcel Energy Inc. (a)	4	241
Xilinx, Inc. (a)	2	243
XPO Logistics, Inc. (a)	1	98
Xylem Inc.	1	147
Yum! Brands, Inc.	2	235
Zebra Technologies Corp. - Class A (a)	—	197
Zillow Group, Inc. - Class A (a)	—	31
Zillow Group, Inc. - Class C (a)	1	129
Zimmer Biomet Holdings, Inc.	1	234
Zions Bancorp	1	59
Zoetis Inc. - Class A	3	611
Zoom Video Communications, Inc. - Class A (a)	1	564
Zscaler, Inc. (a)	—	105
		258,597
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Japan 7.6%
ABC-Mart Inc.	—	17
Acom Co. Ltd.	4	16
Advance Residence Investment Corp.	—	30
Advantest Corporation	1	126
AEON Co. Ltd.	6	158
AEON Financial Service Co. Ltd.	1	9
AEON Mall Co. Ltd.	1	11
Air Water Inc. (b)	1	22
Aisin Seiki Co. Ltd.	1	55
Ajinomoto Co. Inc.	4	96
Alfresa Holdings Corp.	1	19
All Nippon Airways Co. Ltd. (a)	1	23
ALPS Alpine Co. Ltd.	1	15
Amada Co. Ltd.	2	23
Aozora Bank, Ltd.	1	18
Asahi Breweries Ltd. (b)	3	149
Asahi Glass Co. Ltd. (b)	2	67
Asahi Intecc Co., Ltd.	2	41
Asahi Kasei Corp.	9	105
Asics Corp.	1	33
Astellas Pharma Inc.	13	225
Bandai Namco Holdings Inc.	2	104
Bank of Kyoto Ltd.	1	23
Benesse Holdings Inc.	1	12
Bridgestone Corp. (b)	4	192
Brother Industries Ltd.	2	34
Calbee,Inc.	1	16
Canon Inc. (b)	7	165
Canon Marketing Japan Inc.	—	9
Casio Computer Co. Ltd.	1	23
Central Japan Railway Co.	1	212
China Bank Ltd.	5	30
Chubu Electric Power Co. Inc.	5	64
Chugai Pharmaceutical Co. Ltd.	4	174
Chugoku Electric Power Co. Inc.	2	18
Coca-Cola Bottlers Japan Holdings Inc.	1	17
Concordia Financial Group, Ltd.	7	25
COSMOS Pharmaceutical Corporation	—	15
CyberAgent Inc.	3	60
Dai Nippon Printing Co. Ltd.	2	38
Daicel Corp.	2	16
Daifuke Co. Ltd.	1	82
Dai-ichi Life Holdings, Inc.	8	147
Daiichi Sankyo Company, Ltd	12	269
Daikin Industries Ltd.	2	372
Dainippon Sumitomo Pharma Co. Ltd. (b)	2	31
Daito Trust Construction Co. Ltd.	1	55
Daiwa House Industry Co. Ltd.	4	135
Daiwa House REIT Investment Corporation	—	44
Daiwa Securities Group Inc.	10	56
Dena Co., Ltd.	1	13
Denso Corp.	3	239
Dentsu Inc. (b)	2	54
DIC Corp.	1	15
Disco Corp.	—	61
East Japan Railway Co.	3	186
Eisai Co. Ltd.	2	197
Electric Power Development Co., Ltd. - Class D	1	17
Ezaki Glico Co.,Ltd.	—	15
Fanuc Ltd.	1	313
Fast Retailing Co. Ltd.	—	301
Fuji Electric Holdings Co. Ltd.	1	47
FUJIFILM Holdings Corp.	3	200
Fujitsu Ltd.	1	244
Fukuoka Financial Group, Inc.	1	19
GLP J-REIT	—	52
GMO Payment Gateway, Inc.	—	39
Hakuhodo DY Holdings Incorporated	2	33
Hamamatsu Photonics KK	1	60
Hankyu Hanshin Holdings Inc.	2	52
Harmonic Drive Systems Inc.	—	11
Haseko Corp.	2	23
Hikari Tsushin Inc.	—	18
Hino Motors Ltd.	2	21
Hirose Electric Co. Ltd.	—	31
Hisamitsu Pharmaceutical Co. Inc.	1	30
Hitachi Construction Machinery Co. Ltd.	1	21
Hitachi Ltd.	7	377
Hitachi Metals Ltd. (a)	2	29
Honda Motor Co. Ltd.	12	373
Hoshizaki Corporation	—	34
Hoya Corp.	3	330
Hulic Co. Ltd. (b)	3	38
IBIDEN Co., Ltd.	1	49
Idemitsu Kosan Co., Ltd.	2	41
Iida Group Holdings Co., Ltd.	1	33
Inpex Corporation (b)	7	56
Isetan Mitsukoshi Holdings Ltd.	3	19
Isuzu Motors Ltd.	4	53
ITOCHU Corp.	10	274
ITOCHU Techno-Solutions Corporation	1	19
IZUMI Co., Ltd.	—	11
J.Front Retailing Co., Ltd.	2	16
Japan Airlines Co., Ltd (a)	1	22
Japan Airport Terminal Co. Ltd. (a)	1	27
Japan Exchange Group Inc.	4	80
Japan Post Holdings Co., Ltd.	11	90
Japan Post Insurance Co., Ltd.	2	28
Japan Prime Realty Investment Corp. (b)	—	27
Japan Real Estate Investment Corp.	—	55
Japan Retail Fund Investment Corp.	—	52
Japan Tobacco Inc. (b)	7	142
JFE Holdings Inc.	4	46
JGC Holding Corporation	2	17
JS Group Corp.	2	49
JSR Corp.	2	45
JTEKT Corp.	2	18
JXTG Holdings, Inc.	22	93
Kajima Corp.	3	43
Kakaku.com Inc.	1	30
Kamigumi Co. Ltd.	1	16
Kaneka Corp.	1	20
Kansai Electric Power Co. Inc.	5	49
Kansai Paint Co. Ltd.	2	46
Kao Corp. (b)	3	203
Kawasaki Heavy Industries Ltd.	1	24
KDDI Corp.	11	355
Keihan Holdings Co. Ltd.	1	18
Keikyu Corp.	2	20
Keio Corp.	1	53
Keisei Electric Railway Co. Ltd.	1	38
Kewpie Corporation	1	18
Keyence Corp.	1	656
Kikkoman Corp.	1	86
Kinden Corp.	1	15
Kintetsu Corp. (a)	1	46
Kirin Holdings Co. Ltd. (b)	6	111
Kobayashi Pharmaceutical Co. Ltd.	—	34
Kobe Bussan Co., Ltd.	1	25
Koito Manufacturing Co. Ltd.	1	56
Komatsu Ltd.	7	164
Konami Corp.	1	42
Kose Corp.	—	31
K's Holdings Corporation	1	15
Kubota Corp. (b)	8	158
Kuraray Co. Ltd.	3	25
Kurita Water Industries Ltd.	1	34
Kyocera Corp.	2	148
Kyowa Kirin Co., Ltd.	2	64
Kyushu Electric Power Co. Inc.	3	24
Kyushu Railway Company	1	25
Lasertec Corporation	1	97
Lawson Inc.	—	19
Lion Corp. (b)	2	34
M3, Inc.	3	218
Mabuchi Motor Co. Ltd. (b)	—	15
Makita Corp.	2	89
Marubeni Corp.	11	97

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Marui Group Co. Ltd.	2	28
Maruichi Steel Tube Ltd.	1	12
Matsumotokiyoshi Holdings Co., Ltd.	1	26
Mazda Motor Corp.	4	39
McDonald's Holdings Co. Japan Ltd.	1	22
Mebuki Financial Group, Inc.	8	17
Medipal Holdings Corp.	1	25
Meiji Holdings Co., Ltd.	1	60
Mercari, Inc. (a) (b)	1	37
Minebea Mitsumi Inc.	3	82
MISUMI Group Inc.	2	68
Mitsubishi Chemical Holdings Corporation	10	82
Mitsubishi Corp.	10	262
Mitsubishi Electric Corp.	15	212
Mitsubishi Estate Co. Ltd.	9	153
Mitsubishi Gas Chemical Co. Inc.	1	30
Mitsubishi Heavy Industries Ltd.	2	65
Mitsubishi Logistics Corporation.	1	15
Mitsubishi Materials Corp.	1	18
Mitsubishi Motors Corp. (a)	5	13
Mitsubishi UFJ Financial Group Inc.	88	475
Mitsubishi UFJ Lease & Finance Co. Ltd.	5	29
Mitsui & Co. Ltd.	11	253
Mitsui Chemicals Inc.	2	52
Mitsui Fudosan Co. Ltd.	7	153
Mitsui OSK Lines Ltd.	1	38
Mizuho Financial Group Inc.	17	247
MonotaRO Co., Ltd.	2	43
MS&AD Insurance Group Holdings, Inc.	3	93
Murata Manufacturing Co. Ltd.	4	335
Nabtesco Corp. (b)	1	30
Nagoya Railroad Co. Ltd.	1	26
Nankai Electric Railway Co., Ltd.	1	17
NEC Corp.	2	93
NEC Electronics Corp. (a)	7	73
NEXON Co.,Ltd.	3	74
NGK Insulators Ltd.	2	32
NGK Spark Plug Co. Ltd.	1	19
Nidec Corp.	4	439
Nihon M & A Center Inc.	2	47
Nikon Corp.	2	26
Nintendo Co. Ltd.	1	464
Nippon Building Fund Inc. (b)	—	69
Nippon Express Co. Ltd.	1	46
Nippon Meat Packers Inc.	1	27
Nippon Paint Co. Ltd.	10	132
Nippon Shinyaku Co., Ltd.	—	32
Nippon Steel Corporation	6	110
Nippon Telegraph & Telephone Corp.	9	229
Nippon Yusen KK	1	61
Nissan Chemical Industries Ltd.	1	49
Nissan Motor Co., Ltd. (a)	16	80
Nisshin Seifun Group Inc.	2	29
Nissin Foods Holdings Co. Ltd.	1	36
Nitori Co. Ltd.	1	106
Nitto Denko Corp.	1	75
Nomura Holdings Inc.	19	98
Nomura Real Estate Holdings, Inc.	1	18
Nomura Real Estate Master Fund. Inc.	—	50
Nomura Research Institute Ltd.	3	89
NSK Ltd.	3	25
NTT Data Corp.	4	69
Obayashi Corp.	5	39
Obic Co. Ltd.	1	93
Odakyu Electric Railway Co. Ltd.	2	61
OJI Holdings Corp.	7	40
Olympus Corp.	9	175
Omron Corp.	1	111
Ono Pharmaceutical Co. Ltd.	3	75
Oracle Corp. Japan	—	15
Oriental Land Co. Ltd.	2	213
ORIX Corp.	9	155
Orix J-REIT Inc.	—	33
Osaka Gas Co. Ltd.	3	56
Otsuka Corp.	1	42
Otsuka Holdings Co., Ltd. (b)	4	157
Pan Pacific International Holdings Corporation	4	85
Panasonic Corp.	16	184
Park24 Co. Ltd. (a)	1	14
PeptiDream Inc. (a)	1	29
Persol Holdings Co., Ltd.	1	26
Pigeon Corp. (b)	1	25
Pola Orbis Holdings Inc. (b)	1	21
Prologis	—	51
Rakuten Inc. (b)	6	63
Recruit Holdings Co., Ltd.	12	569
Resona Holdings Inc.	16	62
Ricoh Co. Ltd.	4	48
Rinnai Corp.	—	29
Rohm Co. Ltd.	1	55
Ryohin Keikaku Co. Ltd.	2	34
Santen Pharmaceutical Co. Ltd.	3	34
SBI Holdings Inc.	2	43
SCSK Corporation	—	18
Secom Co. Ltd.	2	114
Sega Sammy Holdings Inc.	1	14
Seibu Holdings Inc.	2	20
Seiko Epson Corp.	2	42
Sekisui Chemical Co. Ltd.	3	53
Sekisui House Ltd.	4	90
Seria Co., Ltd.	—	11
Seven & I Holdings Co., Ltd.	5	258
Seven Bank, Ltd.	5	10
SG Holdings Co., Ltd.	3	89
Sharp Corp. (b)	2	25
Shimadzu Corp.	2	73
Shimamura Co. Ltd.	—	19
Shimano Inc.	1	143
Shimizu Corp.	5	40
Shin-Etsu Chemical Co. Ltd.	3	451
Shinsei Bank Ltd.	1	12
Shionogi & Co. Ltd. (b)	2	104
Shiseido Co. Ltd.	3	198
Shizuoka Bank Ltd.	4	33
Showa Denko KK	1	30
SMC Corp.	—	236
Softbank Corp.	11	143
SoftBank Group Corp.	9	607
Sohgo Security Services Co. Ltd.	1	23
Sojitz Corp.	7	22
Sompo Holdings, Inc.	3	100
Sony Corp.	9	842
Square Enix Holdings Co. Ltd.	1	30
Stanley Electric Co. Ltd.	1	35
Subaru Corp. NPV	4	87
SUMCO Corporation (b)	2	42
Sumitomo Chemical Co. Ltd.	11	58
Sumitomo Corp.	8	112
Sumitomo Electric Industries Ltd.	5	77
Sumitomo Heavy Industries Ltd.	1	22
Sumitomo Metal Mining Co. Ltd.	2	74
Sumitomo Mitsui Financial Group Inc.	9	323
Sumitomo Mitsui Trust Holdings Inc.	3	86
Sumitomo Realty & Development Co. Ltd.	3	114
Sumitomo Rubber Industries Inc. (b)	1	18
Sundrug Co. Ltd.	1	16
Suntory Beverage & Food Limited (b)	1	34
Suzuken Co. Ltd.	1	18
Suzuki Motor Corp.	3	140
Sysmex Corp.	1	131
T&D Holdings Inc.	4	57
Taiheiyo Cement Corp.	1	18
Taisei Corp.	2	49
Taisho Pharmaceutical Holdings Company Ltd.	—	16
Taiyo Nippon Sanso Corp.	1	25
Takeda Pharmaceutical Co. Ltd.	11	364
TDK Corp.	1	109
Teijin Ltd.	1	20
Terumo Corp.	5	199
THK Co. Ltd.	1	24

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
TIS Inc.	1	36
Tobu Railway Co. Ltd.	1	36
Toho Co. Ltd.	1	41
Toho Gas Co. Ltd.	1	34
Tohoku Electric Power Co. Inc.	3	27
Tokio Marine Holdings Inc.	5	221
Tokyo Century Corp.	—	16
Tokyo Electric Power Co. Holdings Inc. (a)	5	16
Tokyo Electron Ltd.	1	477
Tokyo Gas Co. Ltd.	3	47
Tokyo Tatemono Co. Ltd. (b)	1	20
Tokyu Corp.	4	52
Tokyu Fudosan Holdings Corporation	5	28
Toppan Printing Co. Ltd.	3	42
Toray Industries Inc.	12	78
Toshiba Corp. (b)	3	125
Tosoh Corp.	2	38
TOTO Ltd.	1	57
Toyo Seikan Group Holdings Ltd.	1	15
Toyo Suisan Kaisha Ltd.	1	23
Toyoda Gosei Co. Ltd.	1	15
Toyota Boshoku Corporation	1	12
Toyota Industries Corp.	1	121
Toyota Motor Corp.	17	1,529
Toyota Tsusho Corp.	2	76
Trend Micro Inc.	1	52
Tsumura & Co.	1	16
TSURUHA Holdings ,Inc.	—	23
Unicharm Corp.	3	121
United Urban Investment Corp.	—	32
USS Co. Ltd.	2	26
Welcia Holdings Co.,Ltd.	1	20
West Japan Railway Co.	1	80
Workman Co., Ltd.	—	14
Yahoo! Japan Corp.	19	95
Yakult Honsha Co. Ltd.	1	62
Yamada Denki Co. Ltd.	4	20
Yamaha Corp.	1	65
Yamaha Motor Co. Ltd. (b)	2	54
Yamato Holdings Co. Ltd.	3	71
Yamazaki Baking Co. Ltd.	2	21
Yaskawa Electric Corp.	2	88
Yokogawa Electric Corp.	2	24
Yokohama Rubber Co. Ltd.	1	19
ZOZO, Inc.	1	20
		30,426
United Kingdom 4.4%
3i Group plc	7	112
Admiral Group PLC	2	76
Amcor Plc	11	121
Anglo American PLC	9	370
AON Public Limited Company - Class A	2	368
Ashtead Group Public Limited Company	3	228
ASOS Plc (a)	—	32
Associated British Foods PLC	2	75
AstraZeneca PLC	9	1,081
Auto Trader Group PLC	6	56
AVEVA Group plc	1	40
Aviva PLC	28	154
BAE Systems PLC	22	159
Barclays PLC	111	264
Barratt Developments P L C	7	66
BP P.L.C.	138	602
British American Tobacco P.L.C.	16	613
BT Group Plc	61	163
Bunzl Public Limited Company	2	81
Burberry Group PLC	3	83
Carnival Plc (a)	5	143
Centrica PLC (a)	40	28
Coca-Cola European Partners PLC	1	83
Compass Group PLC (a)	12	260
Convatec Group PLC (d)	11	36
Croda International Public Limited Company	1	96
DCC Public Limited Company	1	58
Derwent London PLC	1	35
Diageo PLC	16	763
Direct Line Insurance Limited	10	41
Dr. Martens PLC (a)	3	18
DS Smith PLC	9	54
easyJet PLC (a)	2	27
Evraz PLC	3	27
Experian PLC	6	242
Ferguson PLC	2	225
Fiat Chrysler Automobiles N.V. (a)	15	297
GlaxoSmithKline PLC	34	673
GVC Holdings PLC (a)	4	97
Halma Public Limited Company	3	100
Hargreaves Lansdown PLC	2	41
Hikma Pharmaceuticals Public Limited Company	1	40
Hiscox Ltd. (a)	2	27
HSBC Holdings PLC	143	824
Imperial Brands PLC	7	144
Informa Switzerland Limited (a)	10	72
InterContinental Hotels Group PLC (a)	1	84
Intertek Group Plc	1	88
ITV Plc (a)	24	43
J Sainsbury PLC	12	44
JD Sports Fashion Plc	4	46
Johnson Matthey PLC	1	54
Kingfisher Plc	15	75
Land Securities Group PLC	5	43
Legal & General Group PLC	42	148
Linde Public Limited Company	4	1,038
Lloyds Banking Group PLC	489	316
London Stock Exchange Group PLC	2	240
M&G PLC	18	56
Marks & Spencer Group Plc (a)	13	27
Meggitt PLC (a)	5	34
Melrose Holdings Limited	33	71
Mondi plc	3	88
National Grid PLC	26	332
Next PLC (a)	1	98
Ocado Group PLC (a)	4	114
Pearson PLC	5	60
Persimmon Public Limited Company	2	92
Phoenix Group Holdings PLC	6	52
Prudential Public Limited Company (c)	18	341
Reckitt Benckiser Group PLC	5	444
Relx PLC	14	359
Rentokil Initial PLC	13	90
Rightmove PLC	6	54
Rio Tinto PLC	7	616
Rolls-Royce Holdings plc (a)	59	81
Royal Mail PLC	7	54
Schroders PLC	1	44
Schroders PLC	—	11
SEGRO Public Limited Company	8	126
Severn Trent PLC	2	52
Smith & Nephew PLC	6	135
Smiths Group PLC	3	59
Spirax-Sarco Engineering PLC	1	97
SSE PLC	7	153
St. James's Place PLC	4	75
Standard Chartered PLC	18	117
Standard Life Aberdeen PLC	15	57
Tate & Lyle Public Limited Company	3	32
Taylor Wimpey PLC	26	57
Tesco PLC	54	167
The Berkeley Group Holdings PLC	1	58
The British Land Company Public Limited Company	7	47
The Royal Bank of Scotland Group Public Limited Company	39	109
The Sage Group PLC.	8	74
THG Holdings PLC (a)	5	43
Travis Perkins PLC (a)	2	36
Unilever PLC	18	1,052
United Utilities Group PLC	5	63
Vodafone Group Public Limited Company	186	314
Weir Group PLC(The) (a)	2	45

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Whitbread PLC (a)	1	60
WM Morrison Supermarkets P L C	17	59
WPP 2012 Limited	9	118
		17,737
Canada 3.3%
Agnico Eagle Mines Limited	2	103
Air Canada (a)	2	47
Algonquin Power & Utilities Corp. (b)	4	60
Alimentation Couche-Tard Inc. - Class A	—	11
Alimentation Couche-Tard Inc. - Class B	6	213
AltaGas Ltd.	2	44
ATCO Ltd. - Class I	1	18
Bank of Montreal	4	451
Barrick Gold Corporation	12	254
BCE Inc.	2	99
BlackBerry Limited (a)	3	42
Brookfield Asset Management Inc. - Class A	10	487
Brookfield Asset Management Reinsurance Partners Ltd. - Class A (a)	—	3
CAE Inc. (a)	2	65
Cameco Corp.	3	54
Canadian Apartment Properties REIT	1	23
Canadian Imperial Bank of Commerce	3	353
Canadian National Railway Company	5	514
Canadian Natural Resources Ltd.	8	294
Canadian Pacific Railway Limited	5	354
Canadian Tire Corporation, Limited - Class A	—	63
Canadian Utilities Limited - Class A	1	25
Canopy Growth Corporation (a) (b)	2	36
CCL Industries Inc. - Class B	1	61
Cenovus Energy Inc.	8	81
CGI Inc. - Class A (a)	2	136
CI Financial Corp. (b)	1	24
Constellation Software Inc.	—	151
Dollarama Inc.	2	96
Emera Inc.	2	77
Empire Company Limited - Class A	1	41
Enbridge Inc.	14	560
Fairfax Financial Holdings Ltd.	—	88
Finning International Inc.	1	29
First Quantum Minerals Ltd	4	92
Fortis Inc.	3	142
Franco-Nevada Corporation	1	189
George Weston Ltd.	1	49
GFL Environmental Inc.	1	35
Gildan Activewear Inc. - Class A (a)	1	48
Great-West Lifeco Inc.	2	53
H&R Real Estate Investment Trust	1	12
Hydro One Limited	2	56
iA Financial Corporation Inc.	1	44
IGM Financial Inc. (b)	1	18
Imperial Oil Ltd.	2	52
Intact Financial Corporation	1	136
Keyera Corp.	2	46
Kinross Gold Corporation	8	51
Kirkland Lake Gold Ltd.	2	73
Loblaw Cos. Ltd.	1	74
Lundin Mining Corp.	5	42
Magna International Inc.	2	176
Manulife Financial Corp.	13	262
Metro Inc. - Class A	2	79
National Bank of Canada	2	172
Nutrien Ltd.	4	240
ONEX Corporation	1	36
Open Text Corporation	2	91
Pembina Pipeline Corporation (b)	4	121
Power Corporation of Canada (b)	4	120
Quebecor Inc. - Class B	1	32
Restaurant Brands International Limited Partnership	2	142
RioCan REIT	1	20
Ritchie Bros. Auctioneers Incorporated	1	41
Rogers Communications Inc. - Class B	2	128
Royal Bank of Canada	10	992
Saputo Inc.	2	48
Shaw Communications Inc. - Class B	3	87
Shopify Inc. - Class A (a)	1	1,169
SNC-Lavalin Group Inc.	1	31
Sun Life Financial Inc.	4	211
Suncor Energy Inc.	10	247
TC Energy Corporation (b)	7	331
Teck Resources Limited - Class B	3	76
TELUS Corp.	3	67
The Bank of Nova Scotia	8	540
The Toronto-Dominion Bank	13	883
Thomson Reuters Corporation	1	113
TMX Group Limited	—	32
Tourmaline Oil Corp	2	51
Waste Connections, Inc.	2	215
Wheaton Precious Metals Corp.	3	132
WSP Canada Inc.	1	58
		13,112
France 3.0%
Adevinta ASA - Class B (a) (d)	2	34
Aeroports de Paris (a)	—	29
Alstom	2	97
Amundi (d)	—	38
Arkema	—	58
AtoS SE	1	45
AXA SA	14	360
Biomerieux SA	—	36
BNP Paribas SA	8	491
Bollore SA	6	30
Bouygues SA	1	55
Bureau Veritas	2	65
Capgemini SA	1	216
Carrefour SA	4	81
Cie de Saint-Gobain	4	240
Cie Generale d'Optique Essilor International SA	2	379
Compagnie Generale des Etablissements Michelin	1	194
Covivio	—	34
Credit Agricole SA	9	131
Danone	5	330
Dassault Aviation SA	—	17
Dassault Systemes SA	1	224
EDENRED	2	95
Eiffage	1	58
Electricite de France	3	39
Engie	13	173
Faurecia	1	39
Gecina SA (b)	—	56
Getlink S.E.	3	48
Hermes International SCA	—	347
Iliad SA	—	14
IPSEN	—	26
Kering SA	1	442
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	3	576
Legrand SA	2	198
L'Oreal SA	2	743
LVMH Moet Hennessy Louis Vuitton SE	2	1,440
Orange SA	14	159
Pernod-Ricard SA	1	306
Publicis Groupe SA	2	105
Safran	2	331
Sanofi SA	8	831
Sartorius Stedim Biotech	—	78
Schneider Electric SE (a)	4	588
SEB SA	—	30
Societe Generale SA	6	163
Sodexo SA (a)	1	56
SUEZ (b)	3	66
Teleperformance	—	163
Thales SA	1	74
Total SA (b)	17	774
Ubisoft Entertainment (a)	1	38
Valeo	2	51
Veolia Environnement	4	113
VINCI	3	358
Vivendi SA (b)	6	203

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Worldline (a) (d)	2	150
		12,115
Switzerland 2.5%
ABB Ltd. - Class N	13	442
Adecco Group AG - Class N	1	73
Alcon AG	3	237
Baloise Holding AG - Class N	—	48
Barry Callebaut AG - Class N	—	46
Coca-Cola HBC AG	1	49
Compagnie Financiere Richemont SA	4	430
Credit Suisse Group AG - Class N	16	167
EMS-Chemie Holding AG	—	47
Garmin Ltd. (a)	1	145
Geberit AG - Class N	—	190
Givaudan SA - Class N	—	251
Glencore PLC	75	320
Julius Bar Gruppe AG - Class N	2	102
Kühne + Nagel International AG	—	118
LafargeHolcim Ltd.	4	217
Lindt & Spruengli AG - Class N	—	105
Lonza Group AG	1	367
Nestle SA - Class N	20	2,460
Novartis AG - Class N	17	1,541
Partners Group Holding AG	—	196
Roche Holding AG	—	72
Schindler Holding AG - Class N	—	43
SGS SA - Class N	—	108
Sika AG	1	320
Sonova Holding AG	—	138
STMicroelectronics NV	4	160
Straumann Holding AG - Class N	—	129
Swatch Group AG	—	68
Swatch Group AG - Class N	—	22
Swiss Life Holding AG - Class N	—	102
Swiss Re AG	2	172
Swisscom AG - Class N	—	97
TE Connectivity Ltd.	2	311
Temenos Group AG - Class N	—	69
UBS Group AG	26	403
Vifor Pharma Management AG	—	43
Zurich Insurance Group AG - Class N	1	416
		10,224
Germany 2.4%
Adidas AG - Class N	1	470
Allianz SE	3	712
Aroundtown SA	8	64
BASF SE - Class N	6	495
Bayer AG - Class N	7	412
Bayerische Motoren Werke AG	2	231
Beiersdorf AG	1	85
Brenntag AG - Class N	1	94
Continental AG (a)	1	106
Covestro AG (d)	1	79
Daimler AG - Class N	6	509
Delivery Hero SE (a) (d)	1	167
Deutsche Bank Aktiengesellschaft - Class N (a)	14	184
Deutsche Boerse AG - Class N	1	228
Deutsche Lufthansa AG (a) (b)	2	24
Deutsche Post AG - Class N	7	455
Deutsche Telekom AG - Class N	22	467
Dresdner Bank AG (a)	7	49
DW Property Invest GmbH	3	155
E.ON SE - Class N	15	175
Evonik Industries AG	1	49
Fresenius Medical Care AG & Co. KGaA	1	121
Fresenius SE & Co. KGaA	3	146
GEA Group AG	1	46
Hannover Rueck SE - Class N	—	73
HeidelbergCement AG	1	89
Henkel AG & Co. KGaA	1	64
Hochtief AG	—	13
Infineon Technologies AG - Class N	9	361
Kion Group AG	—	51
LANXESS Aktiengesellschaft	1	42
Merck KGaA	1	173
MTU Aero Engines AG - Class N	—	91
Muenchener Rueckversicherungs AG - Class N	1	266
Puma SE	1	88
RWE AG	5	167
SAP SE	8	1,056
Siemens AG - Class N	6	877
Siemens Energy AG (a)	3	85
Siemens Healthineers AG (d)	2	110
Symrise AG	1	122
Talanx Aktiengesellschaft	—	15
Telefonica Deutschland Holding AG	7	17
TUI AG - Class N (a) (d)	6	29
Uniper SE	1	25
United Internet AG - Class N	1	29
Vonovia SE	4	250
Zalando SE (a) (d)	1	141
		9,757
Australia 2.2%
Afterpay Limited (a)	2	142
AGL Energy Limited	5	28
Alumina Ltd.	16	20
AMP Ltd. (a)	26	22
Ampol Limited	2	40
APA Group	8	51
Aristocrat Leisure Limited	4	145
ASX Ltd.	1	73
Aurizon Holdings Limited	13	35
AusNet Services Holdings Pty Ltd	17	22
Australia & New Zealand Banking Group Ltd.	20	418
Bendigo and Adelaide Bank Ltd.	4	28
BHP Group PLC	14	425
BHP Group PLC	20	746
BlueScope Steel Ltd.	4	63
Boral Ltd.	7	38
Brambles Limited	10	88
Challenger Financial Services Group Ltd.	4	16
CIMIC Group Limited	1	13
Cochlear Ltd.	—	87
Coles Group Limited	9	119
Commonwealth Bank of Australia	12	914
Computershare Ltd.	4	47
Crown Resorts Limited	3	24
CSL Ltd.	3	666
DEXUS Funds Management Limited	8	63
Domino's Pizza Enterprises Limited	—	39
Endeavour Group Limited (a)	9	41
Evolution Mining Limited	13	42
Fortescue Metals Group Ltd.	11	199
Goodman Funding Pty Ltd	12	187
GPT Group	13	49
Harvey Norman Holdings Ltd.	5	19
Incitec Pivot Ltd.	13	24
Insurance Australia Group Ltd.	16	61
LendLease Corp. Ltd.	4	37
Macquarie Group Limited	2	277
Magellan Financial Group Ltd	1	39
Medibank Private Limited	18	43
Mirvac Group	25	54
National Australia Bank Ltd.	23	451
Newcrest Mining Ltd.	6	111
Northern Star Resources Ltd.	8	58
Orica Ltd.	3	29
Origin Energy Ltd.	13	43
Qantas Airways Ltd. (a)	5	17
QBE Insurance Group Ltd.	11	86
Ramsay Health Care Ltd.	1	63
REA Group Ltd.	—	47
Reece Limited	2	34
Rio Tinto Ltd.	3	240
Santos Ltd.	13	67
Scentre Group Limited	38	77
SEEK Limited (a)	2	62
Seven Group Holdings Limited (b)	1	14

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Sonic Health Care Ltd.	3	94
South32 Limited	35	77
Stockland	16	56
Suncorp Group Ltd.	9	72
Sydney Airport Corporation Limited (a)	8	37
Tabcorp Holdings Ltd.	16	61
Telstra Corp. Ltd.	27	77
TPG Telecom Limited (a)	3	16
Transurban Group	19	202
Treasury Wine Estates Limited	5	45
Vicinity Centres RE Ltd	26	30
Washington H Soul Pattinson & Co. Ltd.	1	18
Wesfarmers Ltd.	8	342
Westpac Banking Corporation	25	493
Wisetech Global Limited	1	22
Woodside Petroleum Ltd.	7	109
Woolworths Group Ltd.	9	251
WorleyParsons Ltd.	2	19
		8,864
Netherlands 1.8%
Adyen B.V. (a) (d)	—	514
Aegon NV	10	40
Airbus SE (a)	4	538
Akzo Nobel N.V.	1	168
argenx SE (a)	—	105
ASML Holding	3	1,982
CNH Industrial N.V. (a)	7	118
GrandVision (a) (d)	—	13
HAL Trust	1	103
Heineken Holding N.V.	1	69
Heineken NV	2	196
ING Groep N.V.	27	355
JDE Peet's N.V.	—	16
Koninklijke Ahold Delhaize N.V.	7	213
Koninklijke DSM N.V.	1	224
Koninklijke KPN N.V.	26	80
Koninklijke Philips N.V.	6	310
Koninklijke Vopak N.V.	—	23
NN Group N.V.	2	110
NXP Semiconductors N.V.	2	392
Prosus N.V.	3	283
Randstad NV	1	69
Royal Dutch Shell PLC - Class A	28	569
Royal Dutch Shell PLC - Class B	26	495
Unibail-Rodamco SE	1	82
Wolters Kluwer NV - Class C	2	189
		7,256
Sweden 1.2%
Aktiebolaget Electrolux - Class B	2	51
Aktiebolaget Industrivarden - Class A	1	42
Aktiebolaget Industrivarden - Class C	1	43
Aktiebolaget SKF - Class B	3	65
Aktiebolaget Volvo - Class A (b)	1	36
Aktiebolaget Volvo - Class B (b)	11	261
Alfa Laval AB	2	72
Assa Abloy AB - Class B	7	208
Atlas Copco Aktiebolag - Class A	4	271
Atlas Copco Aktiebolag - Class B	3	141
Autoliv, Inc.	1	54
Axfood Aktiebolag	1	20
Boliden AB	2	73
Castellum AB	2	42
Elekta AB (publ) - Class B	2	36
Embracer Group Lager 1 AB - Class B (a)	2	53
Epiroc Aktiebolag - Class A	4	98
Epiroc Aktiebolag - Class B	3	53
EQT AB (d)	1	54
Essity Aktiebolag (publ)	—	9
Essity Aktiebolag (publ)	4	138
Evolution Gaming Group AB (publ) (d)	1	172
Fabege AB	2	29
Fastighets Ab Balder - Class B (a)	1	47
Getinge AB - Class B	1	56
Hennes & Mauritz AB - Class B (a)	5	128
Hexagon Aktiebolag - Class B	14	204
Hexpol AB - Class B	2	22
Holmen Aktiebolag - Class B	1	28
Husqvarna Aktiebolag - Class B	3	38
ICA Gruppen Aktiebolag	1	33
Indutrade Aktiebolag	2	43
Intrum AB	—	14
Investmentaktiebolaget Latour - Class B	1	30
Investor Aktiebolag - Class A	4	81
Investor Aktiebolag - Class B	13	293
Kinnevik AB - Class B (a)	2	68
L E Lundbergforetagen AB - Class B	1	34
Lifco Ab (Publ)	1	32
Lundin Petroleum AB (b)	1	49
NIBE Industrier AB - Class B	10	102
Nordnet AB	1	16
Saab AB - Class B	1	15
Sandvik AB	7	190
Securitas AB - Class B	2	36
Sinch AB (publ) (a) (d)	3	57
Skandinaviska Enskilda Banken AB - Class A	11	141
Skanska AB - Class B	3	72
SSAB AB - Class A (a)	2	8
SSAB AB - Class B (a)	4	18
Svenska Cellulosa Aktiebolaget SCA - Class B	4	62
Svenska Handelsbanken AB - Class A	11	124
Swedbank AB - Class A	7	122
Swedish Match AB	11	94
Swedish Orphan Biovitrum AB (Publ) (a)	1	24
Tele2 AB - Class B (b)	3	46
Telefonaktiebolaget LM Ericsson - Class B	18	230
Telia Co. AB	17	77
Trelleborg AB - Class B	2	38
		4,693
Hong Kong 0.9%
AIA Group Limited	83	1,034
ASM Pacific Technology Ltd.	2	33
Bank of East Asia Ltd.	11	21
Budweiser Brewing Company APAC Limited (d)	13	40
Chow Tai Fook Jewellery Group Limited	15	34
CK Asset Holdings Limited	13	93
CK Hutchison Holdings Limited	19	148
CK Infrastructure Holdings Limited	5	30
CLP Holdings Ltd.	11	114
Dairy Farm International Holdings Ltd. (a)	2	8
ESR Cayman Limited (a) (d)	7	24
Galaxy Entertainment Group Ltd. (a)	15	120
Hang Lung Properties Ltd.	14	35
Hang Seng Bank Ltd.	5	106
Henderson Land Development Co. Ltd.	9	44
HK Electric Investments Limited	16	16
HKT Trust	28	38
Hong Kong & China Gas Co. Ltd.	79	122
Hong Kong Exchanges & Clearing Ltd.	8	487
Jardine Matheson Holdings Ltd. (a)	2	115
JS Global Lifestyle Company Limited (d)	6	18
Link Real Estate Investment Trust	14	137
MTR Corp.	11	60
New World Development Company Limited	11	58
Power Assets Holdings Ltd.	9	58
Sands China Ltd. (a)	16	68
Sino Land Co.	24	38
SJM Holdings Limited (a)	12	13
Sun Hung Kai Properties Ltd.	10	156
Swire Pacific Limited - Class B	10	11
Swire Pacific Ltd. - Class A	3	18
Swire Properties Limited	8	24
Techtronic Industries Company Limited	12	209
WH Group Limited (d)	62	56
Wharf Real Estate Investment Company Limited	11	64
		3,650
Ireland 0.9%
Accenture Public Limited Company - Class A	4	1,292
CRH Plc (a)	5	272

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Flutter Entertainment Public Limited Company (a)	1	189
James Hardie Industries Public Limited Company - CDI (a)	3	105
Kerry Group Plc	1	152
Kingspan Group Plc	1	95
Medtronic Public Limited Company	9	1,146
Seagate Technology Holdings Public Limited Company (a)	1	121
Smurfit Kappa Funding Designated Activity Company (a)	2	100
		3,472
Denmark 0.7%
A P Moller - Maersk A/S - Class A	—	58
A P Moller - Maersk A/S - Class B	—	124
Ambu A/S - Class B	1	45
Carlsberg A/S - Class B	1	127
Chr. Hansen Holding A/S (a)	1	67
Coloplast A/S - Class B	1	138
Danske Bank A/S	5	87
Demant A/S (a)	1	40
DSV Panalpina A/S	1	325
Genmab A/S (a)	—	183
GN Store Nord A/S	1	85
H Lundbeck A/S	1	20
Novo Nordisk A/S - Class B	11	938
Novozymes A/S - Class B	1	110
Orsted A/S (d)	1	179
Pandora A/S (a)	1	98
Rockwool International A/S - Class A	—	17
Rockwool International A/S - Class B	—	23
Tryg A/S	2	55
Vestas Wind Systems A/S	7	267
		2,986
Spain 0.7%
Acciona,S.A.	—	22
ACS, Actividades de Construccion y Servicios, S.A.	2	53
AENA, S.M.E., S.A. (a) (d)	—	78
Amadeus IT Group SA (d)	3	220
Banco Bilbao Vizcaya Argentaria, S.A. (a)	45	281
Banco Santander, S.A.	119	457
CaixaBank, S.A.	30	92
Cellnex Telecom, S.A. (d)	4	231
Enagas SA (b)	2	39
Endesa SA (b)	2	54
Ferrovial, S.A.	3	95
Grifols, S.A.	2	60
Iberdrola, Sociedad Anonima	40	486
Industria de Diseno Textil, S.A.	8	270
MAPFRE, S.A.	7	14
Naturgy Energy Group SA	2	60
Red Electrica Corporacion, S.A. (b)	3	59
Repsol SA	10	124
Siemens Gamesa Renewable Energy, S.A.	2	56
Telefonica SA	36	166
		2,917
Italy 0.6%
A2A SpA	11	22
Amplifon S.p.A	1	29
Assicurazioni Generali SpA	8	168
Atlantia SpA (a)	3	62
Banca Mediolanum SpA	2	16
Banco BPM Societa' Per Azioni	10	33
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	18
Davide Campari-Milano S.p.A.	3	38
DiaSorin S.p.A.	—	30
Enel SpA	53	490
ENI SpA	17	208
Exor Nederland N.V.	1	60
Ferrari N.V.	1	179
Finecobank Banca Fineco SPA (a)	4	72
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A."	1	13
Hera S.p.A.	5	22
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (d)	2	25
Intesa Sanpaolo SpA	119	330
Leonardo S.p.A.	3	22
Mediobanca SpA (a)	5	59
Moncler S.p.A.	1	88
Nexi S.p.A. (a)	2	52
Pirelli & C. S.p.A. (d)	3	17
Poste Italiane - Societa' Per Azioni (d)	3	41
Prysmian S.p.A.	2	70
Recordati Industria Chimica E Farmaceutica S.p.A.	1	43
Salvatore Ferragamo. S.p.A. (a)	—	10
Snam Rete Gas SpA (b)	15	87
Telecom Italia SpA (b)	79	39
Terna – Rete Elettrica Nazionale S.p.A.	9	68
UniCredit S.p.A.	15	171
UnipolSai Assicurazioni S.p.A.	3	9
		2,591
Finland 0.4%
Elisa Oyj	1	58
Fortum Oyj	3	80
Huhtamaki Oyj	1	31
Kesko Oyj - Class A	1	21
Kesko Oyj - Class B	2	69
Kone Corporation	3	224
Konecranes Abp	—	18
Neste Oyj	3	182
Nokia Oyj (a)	40	212
Nokian Renkaat Oyj	1	35
Nordea Bank ABP (a)	23	259
Orion Oyj - Class A	—	9
Orion Oyj - Class B	1	33
Outotec Oyj	4	52
Sampo Oyj - Class A	3	158
Stora Enso Oyj - Class R	4	74
UPM-Kymmene Oyj	4	143
Wartsila Oyj	4	53
		1,711
Singapore 0.4%
Ascendas REIT	23	50
CapitaLand Ltd.	17	46
CapitaMall Trust	31	48
City Developments Ltd.	4	20
ComfortDelgro Corp. Ltd.	14	17
DBS Group Holdings Ltd.	12	272
Flex Ltd. (a)	3	60
Genting Singapore Limited	41	25
Great Eastern Holdings Limited	1	10
Jardine Cycle & Carriage Ltd.	1	11
Keppel Corporation Limited	9	37
Keppel REIT Management Limited	13	11
Mapletree Commercial Trust Management Ltd. (d)	13	21
Mapletree North Asia Commercial Trust Management Ltd.	14	11
Olam International Limited (b)	7	9
Oversea-Chinese Banking Corporation Limited	27	244
Sembcorp Industries Ltd	6	10
Singapore Airlines Ltd. (a)	9	31
Singapore Airport Terminal Services Ltd. (a)	4	13
Singapore Exchange Ltd.	6	50
Singapore Technologies Engineering Ltd.	10	30
Singapore Telecommunications Limited	47	81
Suntec Real Estate Investment Trust	16	17
United Overseas Bank Ltd.	10	202
UOL Group Ltd.	3	16
Venture Corp. Ltd.	2	27
Wilmar International Limited	19	65
		1,434
Belgium 0.3%
Ackermans	—	26
ageas SA/NV	1	73
Anheuser-Busch InBev	6	416
Colruyt SA	—	21
Elia Group (b)	—	20

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Groupe Bruxelles Lambert SA	1	87
KBC Groep NV	2	175
Proximus	1	20
Sofina	—	42
Solvay SA	1	65
Telenet Group Holding	—	12
UCB SA	1	92
Umicore	1	81
		1,130
Norway 0.2%
Aker ASA	1	23
Aker ASA	—	12
DNB Bank ASA	6	134
Equinor ASA	7	156
Gjensidige Forsikring ASA	1	31
Kongsberg Gruppen ASA	1	16
Leroy Seafood Group ASA	2	17
Mowi ASA	3	82
Norsk Hydro ASA	9	58
Orkla ASA	6	56
SalMar ASA	—	24
Schibsted ASA - Class A	—	21
Schibsted ASA - Class B	1	26
Storebrand ASA	3	29
Subsea 7 S.A. (a)	2	15
Telenor ASA	5	77
Yara International ASA	1	63
		840
Argentina 0.1%
MercadoLibre S.R.L (a)	—	488
Israel 0.1%
Azrieli Group Ltd.	—	17
Bank Hapoalim BM	8	67
Bank Leumi Le-Israel BM	10	75
Bezeq Israeli Telecommunication Corp. Ltd.	14	15
Elbit Systems Ltd.	—	21
Israel Chemicals Ltd.	5	36
Israel Discount Bank Ltd.	8	36
Mizrahi Tefahot Bank Ltd.	1	28
Nice Ltd. (a)	—	110
Teva Pharmaceutical Industries Ltd (a)	8	75
		480
Poland 0.1%
"Dino Polska" Spolka Akcyjna (a) (d)	—	23
Allegro.eu SA (a) (d)	1	24
Bank Pekao SA (a)	1	27
CD Projekt SA	—	22
Cyfrowy Polsat S.A.	2	14
KGHM Polska Miedz SA	1	43
LPP SA	—	27
PGE Polska Grupa Energetyczna S.A. (a)	5	13
Polski Koncern Naftowy Orlen S.A.	2	37
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	10	18
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna (a)	6	55
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	4	35
Santander Bank Polska SA (a)	—	14
		352
New Zealand 0.1%
a2 Milk Co. Ltd. (a)	6	25
Auckland International Airport Limited (a)	9	45
Contact Energy Limited	5	30
Fisher & Paykel Healthcare Corp.	4	89
Fletcher Building Ltd.	6	29
Mercury NZ Limited	4	21
Meridian Energy Limited	9	35
Ryman Healthcare Ltd.	3	27
Spark New Zealand Ltd.	14	46
		347
Luxembourg 0.1%
ArcelorMittal	5	151
Eurofins Scientific SE	1	103
Millicom International Cellular SA - SDR (a)	1	27
RTL Group SA (a)	—	15
Tenaris SA	3	37
		333
Austria 0.1%
Andritz AG	—	27
BAWAG Group AG (d)	—	25
Erste Group Bank AG	2	73
EVN AG	—	9
OMV AG	1	55
Osterreichische Post Aktiengesellschaft (b)	—	11
Raiffeisen Bank International AG	1	20
Telekom Austria Aktiengesellschaft	1	8
Verbund AG	1	47
Vienna Insurance Group AG Wiener Versicherung Gruppe	—	10
Voestalpine AG	1	30
		315
Portugal 0.1%
EDP Renovaveis, S.A.	2	38
Energias de Portugal SA	20	105
Galp Energia, SGPS, S.A.	3	36
Jeronimo Martins, SGPS, S.A.	2	33
		212
Bermuda 0.1%
Arch Capital Group Ltd. (a)	3	110
Everest Re Group, Ltd.	—	71
		181
China 0.0%
China Evergrande New Energy Vehicle Group Limited (a) (b)	15	56
Jersey 0.0%
Clarivate PLC (a)	2	49
Chile 0.0%
Antofagasta PLC	2	47
Russian Federation 0.0%
Polymetal International PLC	2	40
Cayman Islands 0.0%
Herbalife Nutrition Ltd. (a)	1	31
Macau 0.0%
MGM China Holdings Limited (a)	6	8
Wynn Macau, Limited (a)	10	16
		24
United Arab Emirates 0.0%
Mediclinic International PLC (a)	3	13
NMC Health PLC (e)	1	—
Mexico 0.0%
Fresnillo PLC	1	12
Total Common Stocks (cost $265,354)		396,492
PREFERRED STOCKS 0.7%
Switzerland 0.5%
Lindt & Spruengli AG	—	70
Roche Holding AG	5	1,814
Schindler Holding AG (a)	—	84
		1,968
Germany 0.2%
Bayerische Motoren Werke AG	—	32
Henkel AG & Co. KGaA (f)	1	129
Porsche Automobil Holding SE (f)	1	108
Sartorius AG	—	126
Volkswagen AG (f)	1	319
		714
Spain 0.0%
Grifols, S.A.	2	31
Italy 0.0%
Telecom Italia SpA	39	21
Total Preferred Stocks (cost $1,913)		2,734

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
RIGHTS 0.0%
Spain 0.0%
ACS, Actividades de Construccion y Servicios, S.A. (a)	2	3
Singapore 0.0%
Olam International Limited (a) (g)	1	—
Total Rights (cost $3)		3
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (h)	2,167	2,167
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (h)	1,887	1,887
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.03%, 04/21/22 (i) (j)	117	117
0.03%, 05/19/22 (i) (j)	66	66
		183
Total Short Term Investments (cost $4,237)		4,237
Total Investments 100.4% (cost $271,507)		403,466
Other Derivative Instruments (0.0)%		(22)
Other Assets and Liabilities, Net (0.4)%		(1,437)
Total Net Assets 100.0%		402,007

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Convertible security.

(g)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(i)  All or a portion of the security is pledged or segregated as collateral.

(j)  The coupon rate represents the yield to maturity.

JNL/Mellon World Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	339	—	7	2	(2)	11	341	0.1
The Bank of New York Mellon Corporation	240	—	7	3	(2)	49	280	0.1
	579	—	14	5	(4)	60	621	0.2

JNL/Mellon World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	06/18/21	22	23	—
Adevinta ASA - Class B	08/31/20	33	34	—
Adyen B.V.	02/28/19	338	514	0.1
AENA, S.M.E., S.A.	09/22/17	88	78	—
Allegro.eu SA	06/18/21	21	24	—
Amadeus IT Group SA	09/22/17	206	220	0.1
Amundi	11/30/17	38	38	—
BAWAG Group AG	04/23/21	24	25	—
Budweiser Brewing Company APAC Limited	10/15/19	48	40	—
Cellnex Telecom, S.A.	05/28/19	152	231	0.1
Convatec Group PLC	04/23/21	31	36	—
Covestro AG	09/22/17	116	79	—
Delivery Hero SE	05/31/18	96	167	0.1
EQT AB	05/29/20	24	54	—
ESR Cayman Limited	11/30/20	21	24	—
Evolution Gaming Group AB (publ)	05/29/20	71	172	0.1
GrandVision	04/23/21	13	13	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	05/29/20	24	25	—
JS Global Lifestyle Company Limited	04/23/21	19	18	—
Mapletree Commercial Trust Management Ltd.	11/26/19	23	21	—
Orsted A/S	09/22/17	71	179	0.1
Pirelli & C. S.p.A.	04/23/21	18	17	—
Poste Italiane - Societa' Per Azioni	09/22/17	23	41	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Mellon World Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Siemens Healthineers AG	06/18/21	107	110	—
Sinch AB (publ)	06/18/21	56	57	—
TUI AG - Class N	04/23/21	30	29	—
WH Group Limited	09/21/17	64	56	—
Worldline	09/22/17	101	150	0.1
Zalando SE	09/22/17	66	141	—
		1,944	2,616	0.7

JNL/Mellon World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	8	September 2021	EUR	328	(3)	(4)
FTSE 100 Index	2	September 2021	GBP	142	(1)	(3)
S&P 500 Index	9	September 2021		1,903	3	27
S&P/ASX 200 Index	1	September 2021	AUD	182	—	(2)
S&P/TSX 60 Index	1	September 2021	CAD	238	—	2
TOPIX Index	2	September 2021	JPY	39,261	(1)	(4)
					(2)	16

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	09/15/21	USD	84	63	(2)
CAD/USD	UBS	09/15/21	USD	58	46	(1)
EUR/USD	BOA	09/15/21	USD	123	146	(4)
EUR/USD	JPM	09/15/21	USD	219	260	(7)
EUR/USD	RBC	09/15/21	USD	82	97	—
EUR/USD	UBS	09/15/21	USD	164	195	(1)
GBP/USD	JPM	09/15/21	USD	179	247	(6)
JPY/USD	BOA	09/15/21	USD	30,284	273	(4)
USD/EUR	BOA	09/15/21	EUR	(41)	(49)	—
USD/EUR	RBC	09/15/21	EUR	(122)	(145)	—
USD/EUR	UBS	09/15/21	EUR	(286)	(340)	4
USD/GBP	JPM	09/15/21	GBP	(100)	(138)	—
USD/JPY	JPM	09/15/21	JPY	(14,597)	(131)	1
					524	(20)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund
Assets - Securities
Common Stocks	277,733	118,759	—	396,492
Preferred Stocks	2,734	—	—	2,734
Rights	—	3	—	3
Short Term Investments	4,054	183	—	4,237
	284,521	118,945	—	403,466
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	29	—	—	29
Open Forward Foreign Currency Contracts	—	5	—	5
	29	5	—	34

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(13)	—	—	(13)
Open Forward Foreign Currency Contracts	—	(25)	—	(25)
	(13)	(25)	—	(38)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 99.2%
Financials 20.4%
American International Group Inc.	205	9,752
Annaly Capital Management Inc.	529	4,693
Apollo Global Management, Inc. - Class A	281	17,481
Arthur J Gallagher & Co.	182	25,454
Assurant, Inc.	117	18,256
Athene Holding Ltd - Class A (a) (b)	234	15,773
Cboe Global Markets, Inc.	107	12,758
Cincinnati Financial Corporation	121	14,157
Comerica Inc.	174	12,434
Discover Financial Services	169	19,973
East West Bancorp, Inc.	148	10,611
Element Fleet Management Corp.	865	10,080
Equitable Holdings, Inc.	625	19,041
Everest Re Group, Ltd.	58	14,605
Hanover Insurance Group Inc.	75	10,204
KeyCorp	782	16,152
Northern Trust Corp.	144	16,681
Prosperity Bancshares Inc.	160	11,501
Raymond James Financial Inc.	141	18,372
Reinsurance Group of America, Incorporated	103	11,713
Signature Bank	67	16,521
SLM Corporation	894	18,724
State Street Corporation	146	11,978
SVB Financial Group (b)	28	15,377
The Hartford Financial Services Group, Inc.	394	24,429
Umpqua Holdings Corp.	569	10,499
Willis Towers Watson Public Limited Company	65	14,995
Wintrust Financial Corporation	117	8,828
Zions Bancorp	313	16,563
		427,605
Industrials 15.1%
Alaska Air Group Inc. (b)	172	10,395
Armstrong World Industries, Inc.	96	10,255
Delta Air Lines, Inc. (b)	155	6,701
Eaton Corporation Public Limited Company	171	25,273
Fortune Brands Home & Security, Inc.	150	14,983
Howmet Aerospace Inc. (b)	261	8,994
Ingersoll Rand Inc. (b)	269	13,141
ITT Industries Holdings, Inc.	132	12,088
Johnson Controls International Public Limited Company	410	28,139
Knight-Swift Transportation Holdings Inc. - Class A	171	7,790
L3Harris Technologies, Inc.	101	21,864
Masco Corporation	280	16,478
Owens Corning Inc.	156	15,223
PACCAR Inc.	175	15,627
Quanta Services, Inc.	163	14,724
Regal-Beloit Corp.	118	15,753
Republic Services Inc.	147	16,192
Sensata Technologies Holding PLC (b)	256	14,824
Stanley Black & Decker, Inc.	120	24,552
Univar Solutions Inc. (b)	444	10,819
Wabtec Corp.	157	12,950
		316,765
Information Technology 10.1%
Amdocs Limited	236	18,248
Corning Incorporated	322	13,184
Global Payments Inc.	76	14,183
KBR, Inc.	621	23,695
Leidos Holdings Inc.	153	15,451
Marvell Technology, Inc.	356	20,742
McAfee Corp. - Class A	308	8,619
Motorola Solutions Inc.	84	18,234
NXP Semiconductors N.V.	98	20,070
On Semiconductor Corporation (b)	312	11,957
TE Connectivity Ltd.	99	13,348
Verint Systems Inc. (b)	153	6,899
Zebra Technologies Corp. - Class A (b)	50	26,593
		211,223
Consumer Discretionary 9.6%
Aramark	317	11,813
Brunswick Corp.	142	14,189
Dollar Tree Inc. (b)	78	7,741
Grand Canyon Education, Inc. (b)	129	11,608
Lear Corporation	106	18,552
LKQ Corporation (b)	493	24,268
Mattel, Inc. (b)	521	10,474
Newell Brands Inc.	467	12,825
Polaris Industries Inc.	56	7,648
PVH Corp. (b)	96	10,315
Skechers U.S.A. Inc. - Class A (b)	282	14,068
The Wendy's Company	567	13,283
Toll Brothers Inc.	373	21,543
Urban Outfitters Inc. (b)	288	11,883
Wyndham Hotels & Resorts, Inc.	141	10,221
		200,431
Materials 9.1%
Ashland Global Holdings Inc.	152	13,287
Axalta Coating Systems Ltd. (b)	527	16,061
Berry Global Group, Inc. (b)	221	14,430
Celanese Corp. - Class A	110	16,603
Corteva, Inc.	381	16,880
Crown Holdings Inc.	98	10,050
DuPont de Nemours, Inc.	218	16,897
Eastman Chemical Co.	222	25,869
FMC Corporation	75	8,140
Graphic Packaging Holding Company	802	14,552
Reynolds Consumer Products LLC	268	8,118
Vulcan Materials Co.	74	12,962
Westrock Company, Inc.	305	16,218
		190,067
Health Care 8.1%
AmerisourceBergen Corp.	93	10,682
Boston Scientific Corporation (b)	289	12,363
Dentsply Sirona Inc.	204	12,884
Hologic Inc. (b)	136	9,058
Icon Public Limited Company (b)	15	3,123
Laboratory Corporation of America Holdings (b)	60	16,643
Organon & Co. (b)	247	7,479
PerkinElmer Inc.	108	16,713
PRA Health Sciences, Inc. (b)	90	14,915
Premier Healthcare Solutions, Inc. - Class A	277	9,651
Quest Diagnostics Incorporated	104	13,757
Universal Health Services Inc. - Class B	105	15,336
Viatris, Inc.	494	7,061
Zimmer Biomet Holdings, Inc.	127	20,458
		170,123
Utilities 7.7%
Ameren Corporation	158	12,652
Atmos Energy Corp.	74	7,071
CenterPoint Energy, Inc.	581	14,243
CMS Energy Corp.	272	16,047
Edison International	175	10,139
Eversource Energy	200	16,048
Pacific Gas And Electric Company (b)	1,788	18,183
Pinnacle West Capital Corp.	207	16,993
Public Service Enterprise Group Inc.	310	18,537
Sempra Energy	110	14,589
The AES Corporation	664	17,311
		161,813
Real Estate 7.4%
Boston Properties Inc.	61	6,993
Brixmor Property Group Inc.	578	13,232
Host Hotels & Resorts, Inc. (b)	702	11,990
Life Storage Inc.	238	25,596
Medical Properties Trust, Inc.	608	12,220
Mid-America Apartment Communities, Inc.	116	19,578
Spirit Realty Capital, Inc.	179	8,551
STAG Industrial, Inc.	179	6,692
Sun Communities Inc.	106	18,121
VICI Properties Inc.	591	18,342

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
W.P. Carey Inc.	177	13,168
		154,483
Energy 5.1%
Cabot Oil & Gas Corp.	437	7,623
Devon Energy Corporation	428	12,502
Diamondback Energy, Inc.	148	13,873
Equitrans Midstream Corp.	294	2,501
Halliburton Company	333	7,702
Hess Corporation	179	15,658
Pioneer Natural Resources Co.	104	16,825
Plains GP Holdings, L.P. - Class A	931	11,118
Targa Resources Corp.	214	9,499
Valero Energy Corporation	136	10,588
		107,889
Consumer Staples 4.6%
Albertsons Companies, Inc. - Class A (c)	545	10,706
Archer-Daniels-Midland Company	201	12,153
Coca-Cola European Partners PLC	237	14,028
Energizer Holdings, Inc.	215	9,257
Ingredion Inc.	109	9,905
JM Smucker Co.	95	12,361
Kellogg Co.	221	14,247
Performance Food Group, Inc. (b)	107	5,191
The Kroger Co.	231	8,859
		96,707
Communication Services 2.0%
Discovery, Inc. - Series C (b)	386	11,183
Electronic Arts Inc.	90	12,902
Liberty Broadband Corp. - Series C (b)	97	16,867
		40,952
Total Common Stocks (cost $1,536,124)		2,078,058
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 0.01% (a) (d)	21,209	21,209
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (a) (d)	11,163	11,163
Total Short Term Investments (cost $32,372)		32,372
Total Investments 100.7% (cost $1,568,496)		2,110,430
Other Assets and Liabilities, Net (0.7)%		(15,510)
Total Net Assets 100.0%		2,094,920

(a)  Investment in affiliate.

(b)  Non-income producing security.

(c)  All or a portion of the security was on loan as of June 30, 2021.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/MFS Mid Cap Value Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Athene Holding Ltd	10,219	—	138	—	(28)	5,720	15,773	0.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	2,078,058	—	—	2,078,058
Short Term Investments	32,372	—	—	32,372
	2,110,430	—	—	2,110,430

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
COMMON STOCKS 92.6%
Financials 84.1%
3i Group plc	15	242
Ackermans	—	32
Alaris Equity Partners Income Trust	—	1
Apollo Global Management, Inc. - Class A	4	276
Ares Management Corporation - Class A	4	229
Aurelius Equity Opportunities SE and Co. KGaA	2	59
Chrysalis Investments Limited (a)	5	17
Creades AB (publ) (b)	—	—
Deutsche Beteiligungs AG	1	45
Draper Esprit PLC (a)	3	34
EQT AB (c)	6	204
Eurazeo SA	1	96
Exor Nederland N.V.	3	252
Gimv	—	17
Hamilton Lane Inc. - Class A (a)	2	151
Intermediate Capital Group PLC	8	236
IP Group PLC (a)	30	48
JAFCO Co., Ltd.	1	50
K.K.R. Co., Inc. - Class A	6	337
Kinnevik AB - Class B (a)	5	191
Mutares SE & Co. KGaA	—	2
ONEX Corporation (a)	—	3
ONEX Corporation	3	184
Partners Group Holding AG	—	462
Ratos AB - Class B	7	42
Safeguard Scientifics Inc. (a)	1	8
SBI Holdings Inc.	6	145
Sofina	—	129
Stepstone Group Inc. - Class A (a)	2	64
T. Rowe Price Group, Inc. (a)	1	279
Tamburi Investment Partners S.P.A. In Via Breve T.I.P. S.P.A. Ov Vero Tip S.P.A.	2	21
The Blackstone Group Inc. - Class A	6	572
The Carlyle Group, Inc. (a)	5	250
Tikehau Capital	1	28
VNV Global AB (publ) (a)	—	1
Wendel SA	1	70
		4,777
Industrials 5.0%
INDUS Holding Aktiengesellschaft	1	53
Investmentaktiebolaget Latour - Class B	4	136
Macquarie Infrastructure Corporation (a)	2	94
Volati AB	—	1
		284
Utilities 3.0%
Brookfield Renewable Partners L.P.	2	93
Encavis AG	4	75
		168
Health Care 0.5%
Puretech Health PLC (a)	6	29
Consumer Discretionary 0.0%
BEENOS Inc.	—	3
Communication Services 0.0%
Frontier Digital Ventures Ltd (a)	1	1
Total Common Stocks (cost $5,039)		5,262
INVESTMENT COMPANIES 7.1%
3I Infrastructure PLC	22	90
Baillie Gifford Shin Nippon Public Limited Company	—	—
Caledonia Investments PLC	1	61
Greencoat UK Wind PLC	52	90
HBM Healthcare Investments AG	—	28
HgCapital Trust PLC	6	27
NB Private Equity Partners Limited	2	46
RIT Capital Partners PLC	2	59
Total Investment Companies (cost $399)		401
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.01% (d) (e)	7	7
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (d) (e)	1	1
Total Short Term Investments (cost $8)		8
Total Investments 99.8% (cost $5,446)		5,671
Other Assets and Liabilities, Net 0.2%		9
Total Net Assets 100.0%		5,680

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

Summary of Investments by Country^	Total Long Term Investments
United States of America	40.4%
United Kingdom	14.1
Sweden	10.2
Switzerland	8.7
Canada	5.0
Italy	4.8
Germany	4.1
Japan	3.5
France	3.4
Belgium	3.1
Jersey	1.6
Guernsey	1.1
Australia	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
EQT AB	04/26/21	189	204	3.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Assets - Securities
Common Stocks
Financials	2,354	2,423	—	4,777
Industrials	94	190	—	284
Utilities	93	75	—	168
Health Care	—	29	—	29
Consumer Discretionary	—	3	—	3
Communication Services	—	1	—	1
Investment Companies	401	—	—	401
Short Term Investments	8	—	—	8
	2,950	2,721	—	5,671

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.7%
Information Technology 22.9%
Adobe Inc. (a)	26	15,393
Aspen Technology, Inc. (a)	170	23,372
Blackbaud, Inc. (a)	333	25,536
Guidewire Software, Inc. (a)	232	26,154
Intel Corporation (a)	405	22,734
Microsoft Corporation (a)	101	27,230
Salesforce.Com, Inc. (a)	109	26,515
ServiceNow, Inc. (a)	52	28,574
The Western Union Company	498	11,448
Tyler Technologies Inc. (a)	58	26,310
		233,266
Health Care 22.5%
Biogen Inc. (a)	74	25,792
Bristol-Myers Squibb Company	379	25,357
Cerner Corp. (a)	320	25,027
Gilead Sciences, Inc. (a)	365	25,152
Medtronic Public Limited Company	203	25,172
Merck & Co., Inc.	321	24,993
Pfizer Inc.	646	25,301
Thermo Fisher Scientific Inc.	28	14,250
Veeva Systems Inc. - Class A (a)	45	13,888
Zimmer Biomet Holdings, Inc.	153	24,572
		229,504
Industrials 13.6%
Emerson Electric Co.	131	12,594
General Dynamics Corporation	131	24,695
Lockheed Martin Corporation	66	24,804
Masco Corporation	217	12,771
Northrop Grumman Systems Corp.	38	13,738
Raytheon BBN Technologies Corp.	149	12,709
Roper Technologies, Inc.	29	13,824
The Boeing Company (a)	97	23,143
		138,278
Consumer Staples 10.8%
Altria Group, Inc.	483	23,019
Constellation Brands, Inc. - Class A	103	24,129
Kellogg Co.	387	24,900
Philip Morris International Inc.	261	25,821
The Coca-Cola Company	226	12,231
		110,100
Financials 7.7%
Berkshire Hathaway Inc. - Class B (a)	90	25,101
BlackRock, Inc.	16	13,907
Intercontinental Exchange, Inc.	114	13,558
Wells Fargo & Company	568	25,724
		78,290
Communication Services 6.5%
Alphabet Inc. - Class A (a)	11	26,779
Comcast Corporation - Class A (a)	223	12,715
Facebook, Inc. - Class A (a)	79	27,300
		66,794
Consumer Discretionary 6.4%
Amazon.com, Inc. (a)	8	26,310
McDonald's Corporation	55	12,597
Polaris Industries Inc.	102	14,007
Yum! Brands, Inc.	108	12,441
		65,355
Materials 4.4%
Compass Minerals International, Inc.	368	21,781
Corteva, Inc.	526	23,327
		45,108
Energy 2.6%
Cheniere Energy, Inc. (a)	306	26,542
Utilities 2.3%
Dominion Energy, Inc.	324	23,867
Total Common Stocks (cost $851,694)		1,017,104
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.01% (b) (c)	2,264	2,264
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.03%, 05/19/22 (d) (e)	156	156
Total Short Term Investments (cost $2,420)		2,420
Total Investments 100.0% (cost $854,114)		1,019,524
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net 0.0%		266
Total Net Assets 100.0%		1,019,796

(a)  Non-income producing security.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(d)  All or a portion of the security is pledged or segregated as collateral.

(e)  The coupon rate represents the yield to maturity.

JNL/Morningstar Wide Moat Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	11,312	751	13,593	167	1,968	(438)	—	—

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	17	September 2021	3,578	6	67

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	1,017,104	—	—	1,017,104
Short Term Investments	2,264	156	—	2,420
	1,019,368	156	—	1,019,524
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	67	—	—	67
	67	—	—	67

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
GOVERNMENT AND AGENCY OBLIGATIONS 19.2%
U.S. Government Agency Obligations 19.2%
Federal Farm Credit Banks Consolidated Systemwide Bonds
0.25%, 07/27/21 (a)	400	400
2.80%, 12/17/21 (a)	625	633
Federal Home Loan Mortgage Corporation
1.13%, 08/12/21 (a)	600	601
2.13%, 02/28/22 (a)	1,000	1,013
Federal National Mortgage Association, Inc.
2.00%, 01/05/22 (a)	380	384
2.13%, 02/28/22 (a)	1,425	1,444
Total Government And Agency Obligations (cost $4,475)		4,475
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.3%
Verizon Owner Trust
Series 2019-A1B-C, 0.51%, (1 Month USD LIBOR + 0.42%), 11/21/22 (b)	300	301
Total Non-U.S. Government Agency Asset-Backed Securities (cost $301)		301
CORPORATE BONDS AND NOTES 0.9%
Energy 0.9%
Chevron Corporation
0.61%, (3 Month USD LIBOR + 0.48%), 03/03/22 (b)	200	201
Total Corporate Bonds And Notes (cost $201)		201
SHORT TERM INVESTMENTS 57.9%
U.S. Treasury Bill 52.1%
Treasury, United States Department of
0.01%, 08/03/21 (c)	2,450	2,450
0.03%, 09/30/21 (c)	2,600	2,600
0.05%, 11/04/21 (c)	2,275	2,275
0.05%, 12/16/21 (c)	2,500	2,499
0.05%, 01/27/22 (c)	2,310	2,309
		12,133
Investment Companies 5.8%
JNL Government Money Market Fund - Institutional Class, 0.01% (d) (e)	1,359	1,359
Total Short Term Investments (cost $13,492)		13,492
Total Investments 79.3% (cost $18,469)		18,469
Other Derivative Instruments 2.9%		665
Other Assets and Liabilities, Net 17.8%		4,169
Total Net Assets 100.0%		23,303

(a)  The security is a direct debt of the agency and not collateralized by mortgages.

(b)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c)  The coupon rate represents the yield to maturity.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	12	September 2021	727	32	30
Brent Crude	20	September 2021	1,320	3	141
Cattle Feeder	5	August 2021	369	(7)	17
Cocoa	11	December 2021	282	—	(14)
Coffee "C"	5	December 2021	284	(1)	21
Copper	10	December 2021	1,169	7	(98)
Corn	59	December 2021	1,640	118	96
Cotton No. 2	14	December 2021	586	(19)	8
Crude Oil, WTI	16	November 2021	1,002	4	132
Gasoline, RBOB	16	November 2021	1,271	—	112
Gold, 100 Oz.	11	August 2021	1,973	9	(24)
KC HRW Wheat	26	December 2021	866	40	2
Lead	21	September 2021	1,159	35	34
Lean Hogs	15	August 2021	611	(2)	9
Live Cattle	9	September 2021	423	3	19
Low Sulfur Gasoil	14	November 2021	779	(4)	59
Natural Gas	21	November 2021	652	2	116
New York Harbor ULSD	18	November 2021	1,515	2	96
Nickel	8	September 2021	828	51	46
Palladium	1	September 2021	300	10	(22)
Platinum	16	October 2021	925	2	(67)
Silver	5	December 2021	692	7	(36)
Soybean	12	November 2021	835	52	5
Soybean Meal	29	December 2021	1,156	81	(49)
Soybean Oil	12	December 2021	421	11	31
Sugar No. 11	22	December 2021	425	9	15
Wheat	24	December 2021	841	38	(19)
Zinc	16	September 2021	1,202	(12)	(12)
				471	648

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Government And Agency Obligations	—	4,475	—	4,475
Non-U.S. Government Agency Asset-Backed Securities	—	301	—	301
Corporate Bonds And Notes	—	201	—	201
Short Term Investments	1,359	12,133	—	13,492
	1,359	17,110	—	18,469
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	989	—	—	989
	989	—	—	989
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(341)	—	—	(341)
	(341)	—	—	(341)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
CORPORATE BONDS AND NOTES 50.3%
Energy 8.1%
Antero Midstream Partners LP
7.88%, 05/15/26 (a)	675	754
5.75%, 03/01/27 - 01/15/28 (a)	1,945	2,043
5.38%, 06/15/29 (a)	370	386
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	600	626
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	1,055	1,101
9.00%, 11/01/27 (a)	146	202
8.25%, 12/31/28 (a)	165	181
5.88%, 06/30/29 (a)	435	435
Bip-V Chinook
5.50%, 06/15/31 (a)	2,565	2,672
BP Capital Markets P.L.C.
4.88%, (100, 03/22/30) (b)	2,835	3,111
Buckeye Partners, L.P.
4.35%, 10/15/24	355	373
4.13%, 03/01/25 (a)	565	587
4.13%, 12/01/27	515	523
4.50%, 03/01/28 (a)	1,390	1,425
5.85%, 11/15/43	180	178
5.60%, 10/15/44	905	880
Cheniere Energy, Inc.
4.50%, 10/01/29	1,865	2,005
Comstock Resources, Inc.
6.75%, 03/01/29 (a)	1,212	1,291
5.88%, 01/15/30 (a)	475	485
CrownRock, L.P.
5.63%, 10/15/25 (a)	190	197
DCP Midstream Operating, LP
5.63%, 07/15/27	365	416
5.13%, 05/15/29	475	525
5.60%, 04/01/44	275	302
DCP Midstream, LP
5.85%, 05/21/43 (a)	130	121
DT Midstream, Inc.
4.13%, 06/15/29 (a)	1,305	1,325
Ecopetrol S.A.
7.38%, 09/18/43	380	469
5.88%, 05/28/45	345	369
EG Global Finance PLC
4.38%, 02/07/25, EUR (c)	375	438
Energy Transfer LP
6.63%, (100, 02/15/28) (b)	3,465	3,390
7.13%, (100, 05/15/30) (b)	4,615	4,764
EQM Midstream Partners, LP
6.00%, 07/01/25 (a)	185	201
4.13%, 12/01/26	485	497
6.50%, 07/01/27 (a)	95	106
5.50%, 07/15/28	935	1,010
4.50%, 01/15/29 (a)	235	239
4.75%, 01/15/31 (a)	235	242
EQT Corporation
3.90%, 10/01/27	1,720	1,843
5.00%, 01/15/29	560	625
FS Luxembourg S.à r.l.
10.00%, 12/15/25 (a)	110	123
Galaxy Pipeline Assets Bidco Limited
2.94%, 09/30/40 (a)	650	644
Genesis Energy, L.P.
6.50%, 10/01/25	330	334
6.25%, 05/15/26	605	606
8.00%, 01/15/27	155	163
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	410	446
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (a)	125	133
5.75%, 02/01/29 (a)	250	261
6.00%, 02/01/31 (a)	276	292
Hunt Oil USA, Inc.
6.38%, 06/01/28 (a)	210	221
Investment Energy Resources Limited
6.25%, 04/26/29 (a) (d)	175	189
ITT Holdings LLC
6.50%, 08/01/29 (a)	645	657
JSC National Company 'KazMunayGas'
5.75%, 04/19/47 (a)	620	776
Leeward Renewable Energy Operations LLC
4.25%, 07/01/29 (a)	425	432
Leviathan Bond Ltd
6.13%, 06/30/25 (c)	355	390
6.50%, 06/30/27 (c)	305	339
Lukoil Securities B.V.
3.88%, 05/06/30 (a)	400	425
Matador Resources Company
5.88%, 09/15/26	775	798
Medco Bell PTE. LTD.
6.38%, 01/30/27 (a)	330	341
MV24 Capital B.V.
6.75%, 06/01/34 (a)	658	730
New Fortress Energy Inc.
6.75%, 09/15/25 (a)	745	763
6.50%, 09/30/26 (a)	2,450	2,498
Occidental Petroleum Corporation
3.20%, 08/15/26	1,950	1,966
3.50%, 08/15/29	2,424	2,433
4.30%, 08/15/39	1,140	1,098
PDC Energy, Inc.
5.75%, 05/15/26	350	366
Petrobras Global Finance B.V.
5.38%, 10/01/29, GBP	100	151
5.60%, 01/03/31	570	638
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 11/15/26 (c) (e) (f) (g)	5,862	229
Petróleos Mexicanos
4.75%, 02/26/29, EUR (c)	530	622
6.35%, 02/12/48	505	430
7.69%, 01/23/50	1,453	1,399
Plains All American Pipeline, L.P.
3.55%, 12/15/29	2,355	2,484
Range Resources Corporation
5.00%, 08/15/22	380	389
9.25%, 02/01/26	405	447
8.25%, 01/15/29 (a)	1,075	1,212
Repsol International Finance B.V.
4.25%, (100, 09/11/28), EUR (b) (c)	230	299
Summit Midstream Holdings, LLC
5.75%, 04/15/25	190	174
Tallgrass Energy Partners, LP
5.50%, 09/15/24 - 01/15/28 (a)	1,306	1,326
7.50%, 10/01/25 (a)	825	899
6.00%, 03/01/27 (a)	220	227
6.00%, 12/31/30 (a)	295	307
Targa Resource Corporation
5.88%, 04/15/26	45	47
5.38%, 02/01/27	50	52
6.50%, 07/15/27	45	49
5.00%, 01/15/28	50	53
6.88%, 01/15/29	45	51
TechnipFMC PLC
6.50%, 02/01/26 (a)	845	912
The State Oil Company of the Azerbaijan Republic
6.95%, 03/18/30 (c)	300	378
Western Midstream Operating, LP
4.35%, 02/01/25 (h) (i)	110	116
5.30%, 02/01/30 (h) (i)	1,475	1,653
5.30%, 03/01/48	440	470
Wintershall Dea GmbH
3.00%, (100, 07/20/28), EUR (b) (c)	100	117
WPX Energy, Inc.
5.25%, 09/15/24	115	127
		69,019
Financials 7.8%
1MDB Global Investments Limited
4.40%, 03/09/23 (c)	1,000	1,007
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28 (c)	745	804
AerCap Ireland Capital Designated Activity Company
4.45%, 10/01/25	3,620	3,985
Akbank T.A.S
6.80%, 02/06/26 (a)	360	380
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (a)	1,625	1,709
Ally Financial Inc.
4.70%, (100, 05/15/26) (b)	830	855
AssuredPartners, Inc.
7.00%, 08/15/25 (a)	645	659
5.63%, 01/15/29 (a)	1,895	1,899
Avis Budget Car Rental LLC
4.75%, 01/30/26, EUR (c)	130	157
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (100, 03/05/25) (b) (j)	200	218
Banco de Bogotá S.A.
6.25%, 05/12/26 (a)	375	412
Banco do Brasil S.A
6.25%, (100, 04/15/24) (b) (c) (j)	550	562
9.00%, (100, 06/18/24) (a) (b)	310	345
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (a) (b)	60	65
Banco Santander, S.A.
7.50%, (100, 02/08/24) (b) (c) (j)	800	882
Bangkok Bank Public Company Limited
3.73%, 09/25/34 (a)	305	317
Bank of America Corporation
5.13%, (100, 06/20/24) (b)	56	60
5.88%, (100, 03/15/28) (b)	330	376
6.25%, (100, 09/05/24) (b)	467	516
Banque Ouest Africaine De Developpement
4.70%, 10/22/31 (a)	230	249
Barclays PLC
6.13%, (100, 12/15/25) (b) (j)	855	951
BNP Paribas
4.50%, (100, 02/25/30) (a) (b) (j)	450	457
4.63%, (100, 02/25/31) (a) (b)	200	208
7.38%, (100, 08/19/25) (a) (b) (j)	342	398
Capital One Financial Corporation
3.93%, (3 Month USD LIBOR + 3.80%), (100, 09/01/21) (b) (k)	320	321
3.95%, (100, 09/01/26) (b)	535	544
Citigroup Inc.
3.88%, (100, 02/18/26) (b)	225	231
4.00%, (100, 12/10/25) (b)	445	460
4.70%, (100, 01/30/25) (b)	305	314
5.00%, (100, 09/12/24) (b)	403	422
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (b)	215	217
6.00%, (100, 07/06/23) (b)	275	287
6.38%, (100, 04/06/24) (b)	368	392
Commercial Bank of Qatar QSC
4.50%, (100, 03/03/26) (b) (c)	200	202
Commonwealth Bank of Australia
2.69%, 03/11/31 (a) (j)	2,505	2,491
Credit Suisse Group AG
5.10%, (100, 01/24/30) (a) (b) (d)	265	273
5.25%, (100, 02/11/27) (a) (b)	950	1,005
6.38%, (100, 08/21/26) (a) (b)	307	342
3.09%, 05/14/32 (a)	1,860	1,916
Discover Financial Services
5.50%, (100, 10/30/27) (b)	636	683
Dresdner Bank AG
7.00%, (100, 04/09/25) (b) (c)	400	435
Emirates NBD Bank PJSC
6.13%, (100, 03/20/25) (b) (c)	1,125	1,211
Encore Capital Group, Inc.
5.38%, 02/15/26, GBP (c)	290	422
Fifth Third Bancorp
4.50%, (100, 09/30/25) (b)	135	147
5.10%, (100, 06/30/23) (b)	547	563
Ford Motor Credit Company LLC
4.39%, 01/08/26	1,240	1,340
5.11%, 05/03/29	495	556
Global Aviation Leasing Co., Ltd.
7.25%, 09/15/24 (a) (h) (l)	3,277	3,287
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (a)	535	529
GTCR (AP) Finance Inc.
8.00%, 05/15/27 (a)	615	657
HSBC Holdings PLC
4.00%, (100, 03/09/26) (b) (j)	450	456
4.70%, (100, 03/09/31) (b) (d) (j)	410	425
HUB International Limited
7.00%, 05/01/26 (a)	1,010	1,047
Huntington Bancshares Incorporated
5.63%, (100, 07/15/30) (b)	145	169
5.70%, (100, 04/15/23) (b)	504	521
ING Groep N.V.
5.75%, (100, 11/16/26) (b) (j)	846	937
6.50%, (100, 04/16/25) (b) (j)	245	273
JPMorgan Chase & Co.
3.65%, (100, 06/01/26) (b)	200	200
4.60%, (100, 02/01/25) (b)	243	252
4.63%, (100, 11/01/22) (b)	459	462
5.00%, (100, 08/01/24) (b)	436	460
LeasePlan Corporation N.V.
7.38%, (100, 05/29/24), EUR (b) (c)	200	265
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (b) (j)	863	995
Morgan Stanley
3.79%, (3 Month USD LIBOR + 3.61%), (100, 07/15/21) (b) (k)	1,405	1,411
NatWest Group PLC
4.60%, (100, 06/28/31) (b) (j)	560	563
6.00%, (100, 12/29/25) (b) (j)	595	663
3.03%, 11/28/35 (j)	3,060	3,066
Nidda BondCo GmbH
5.00%, 09/30/25, EUR (c)	250	297
Nielsen Finance LLC
5.63%, 10/01/28 (a)	660	697
5.88%, 10/01/30 (a)	620	675
Onemain Finance Corporation
3.50%, 01/15/27	860	867
Outfront Media Capital Corporation
5.00%, 08/15/27 (a)	317	328
Oztel Holdings SPC Ltd.
6.63%, 04/24/28 (a)	870	968
QNB Finansbank Anonim Sirketi
6.88%, 09/07/24 (a)	355	385
Rassman, Joel H.
4.35%, 02/15/28	160	176
Resideo Funding Inc.
6.13%, 11/01/26 (a)	215	227
Sasol Financing USA LLC
5.88%, 03/27/24	245	262
Skandinaviska Enskilda Banken AB
5.13%, (100, 05/13/25) (b) (c) (j)	800	850
Societe Generale
4.75%, (100, 05/26/26) (a) (b)	330	342
Springleaf Finance Corporation
6.13%, 03/15/24	430	463
8.88%, 06/01/25	120	133
7.13%, 03/15/26	615	717
Starwood Property Trust, Inc.
3.63%, 07/15/26 (a)	440	443
Suzano Austria GmbH
5.00%, 01/15/30	280	317
Synchrony Financial
2.85%, 07/25/22	4,710	4,821
The Goldman Sachs Group, Inc.
3.80%, (100, 05/10/26) (b)	200	204
4.95%, (100, 02/10/25) (b)	225	241
5.50%, (100, 08/10/24) (b)	156	171
The PNC Financial Services Group, Inc.
5.00%, (100, 11/01/26) (b)	90	101

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Truist Financial Corporation
5.05%, (100, 06/15/22) (b)	308	318
5.10%, (100, 03/01/30) (b)	135	153
UBS Group AG
4.38%, (100, 02/10/31) (a) (b)	200	204
UBS Group Funding (Switzerland) AG
6.88%, (100, 08/07/25) (b) (c) (j)	1,066	1,214
UniCredit S.p.A.
8.00%, (100, 06/03/24) (b) (c) (j)	200	222
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	790	831
Wells Fargo & Company
3.90%, (100, 03/15/26) (b)	440	454
5.90%, (100, 06/15/24) (b)	384	413
		66,377
Consumer Discretionary 7.2%
Accor
2.63%, (100, 01/30/25), EUR (b) (c)	600	695
American Axle & Manufacturing, Inc.
6.50%, 04/01/27 (d)	220	233
6.88%, 07/01/28 (d)	720	787
Aramark Services, Inc.
6.38%, 05/01/25 (a)	595	632
5.00%, 02/01/28 (a)	1,985	2,075
Carnival Corporation
10.13%, 02/01/26, EUR (c)	150	207
10.50%, 02/01/26 (a)	335	391
7.63%, 03/01/26, EUR (c)	160	210
7.63%, 03/01/26 (a)	1,260	1,373
5.75%, 03/01/27 (a)	1,555	1,636
9.88%, 08/01/27 (a)	1,590	1,856
Carvana Co.
5.88%, 10/01/28 (a)	3,110	3,271
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	1,290	1,349
5.38%, 04/15/27	165	170
5.25%, 07/15/29	497	512
Churchill Downs Incorporated
5.50%, 04/01/27 (a)	330	344
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)	665	714
CPUK Mortgage Finance Limited
6.50%, 08/28/50, GBP (c)	210	307
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (a)	1,330	1,347
Dealer Tire, LLC
8.00%, 02/01/28 (a)	450	485
Dufry One B.V.
2.00%, 02/15/27, EUR (c)	550	614
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	335	355
8.13%, 07/01/27 (a)	1,225	1,363
Everi Holdings Inc.
5.00%, 07/15/29 (a)	115	115
Faurecia
3.75%, 06/15/28, EUR (c)	100	125
Ford Motor Company
9.63%, 04/22/30	465	667
7.45%, 07/16/31	120	159
4.75%, 01/15/43	2,710	2,894
5.29%, 12/08/46	1,900	2,122
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (a)	555	600
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	1,310	1,367
International Game Technology PLC
4.13%, 04/15/26 (a)	385	401
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26, EUR (c)	170	213
Ken Garff Automotive, LLC
4.88%, 09/15/28 (a)	1,095	1,119
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (i)	1,895	2,444
Maxeda DIY Holding B.V.
5.88%, 10/01/26, EUR (c) (d)	285	346
MCE Finance Limited
5.63%, 07/17/27 (a)	620	649
Motion Bondco Designated Activity Company
4.50%, 11/15/27, EUR (c)	220	254
NCL Corporation Ltd.
3.63%, 12/15/24 (a)	760	734
5.88%, 03/15/26 (a)	840	880
NCL Finance, Ltd.
6.13%, 03/15/28 (a)	895	938
Newell Brands Inc.
6.00%, 04/01/46 (h) (i)	1,365	1,733
Next PLC
3.63%, 05/18/28, GBP (c)	300	456
Ockenfels Group GmbH & Co. KG
5.25%, 04/30/29, EUR (c)	130	157
Panther BF Aggregator 2 LP
4.38%, 05/15/26, EUR (c)	125	153
Pinnacle Bidco Plc
6.38%, 02/15/25, GBP (c)	550	775
Playtech PLC
4.25%, 03/07/26, EUR (c)	120	146
Renault
2.00%, 09/28/26, EUR (c)	100	118
Restaurant Brands International Limited Partnership
4.00%, 10/15/30 (a)	660	639
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	430	496
5.50%, 04/01/28 (a)	2,215	2,324
SAZKA Group a.s.
3.88%, 02/15/27, EUR (c)	305	364
Schaeffler AG
3.38%, 10/12/28, EUR (c)	200	261
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	370	382
5.50%, 02/15/26, EUR (c)	175	211
8.25%, 03/15/26 (a)	500	537
7.00%, 05/15/28 (a)	1,700	1,857
Seaworld Entertainment, Inc.
9.50%, 08/01/25 (a)	275	296
Six Flags Operations Inc.
4.88%, 07/31/24 (a)	435	439
5.50%, 04/15/27 (a) (d)	1,380	1,431
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (a)	1,245	1,342
SRS Distribution Inc.
4.63%, 07/01/28 (a)	445	455
6.13%, 07/01/29 (a)	245	253
Studio City Finance Limited
6.50%, 01/15/28 (a)	340	363
Taylor Morrison Communities, Inc.
5.63%, 03/01/24 (a)	170	185
5.88%, 06/15/27 (a)	170	193
5.75%, 01/15/28 (a)	215	243
Tendam Brands Sa.
5.25%, (3 Month EURIBOR + 5.25%), 09/15/24, EUR (c) (k)	130	152
The Goodyear Tire & Rubber Company
9.50%, 05/31/25	515	576
5.00%, 07/15/29 (a)	1,185	1,238
The William Carter Company
5.63%, 03/15/27 (a)	125	131
TI Automotive Finance PLC
3.75%, 04/15/29, EUR (c)	100	119
Victoria P.L.C.
3.75%, 03/15/28, EUR (c)	120	144
Volkswagen International Finance N.V.
3.88%, (100, 06/17/29), EUR (b) (c)	100	131
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (a)	925	962
Wynn Las Vegas, LLC
5.50%, 03/01/25 (a)	1,668	1,795
5.25%, 05/15/27 (a)	1,395	1,498

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Wynn Macau, Limited
5.50%, 01/15/26 (a)	875	916
ZF Friedrichshafen AG
3.00%, 10/23/29, EUR (c)	400	494
		60,918
Communication Services 5.9%
Altice Finco S.A.
4.75%, 01/15/28, EUR (c)	260	300
Altice France Holding S.A.
8.13%, 02/01/27 (a)	200	218
5.50%, 01/15/28 (a)	870	900
4.00%, 02/15/28, EUR (c) (d)	400	455
Altice France S.A.
7.38%, 05/01/26 (a)	585	608
6.00%, 02/15/28 (a)	2,445	2,430
AT&T Inc.
4.50%, 03/09/48	2,299	2,704
3.65%, 06/01/51	1,710	1,783
Banijay Group
6.50%, 03/01/26, EUR (c) (d)	255	312
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (a)	925	986
CCO Holdings, LLC
5.75%, 02/15/26 (a)	154	159
5.00%, 02/01/28 (a)	890	934
4.75%, 03/01/30 (a)	825	872
4.50%, 08/15/30 (a)	1,540	1,606
4.25%, 02/01/31 (a)	730	744
Charter Communications Operating, LLC
4.80%, 03/01/50	1,895	2,178
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (a)	128	131
CSC Holdings, LLC
7.50%, 04/01/28 (a)	770	843
5.75%, 01/15/30 (a)	2,610	2,715
4.63%, 12/01/30 (a)	955	937
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a) (d)	194	203
DISH DBS Corporation
7.75%, 07/01/26	1,095	1,240
7.38%, 07/01/28	750	807
5.13%, 06/01/29 (a)	665	657
Dish Network Corporation
3.38%, 08/15/26 (j)	656	670
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (a)	455	488
5.00%, 05/01/28 (a)	355	367
6.75%, 05/01/29 (a)	525	559
Level 3 Financing, Inc.
4.63%, 09/15/27 (a)	1,005	1,043
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (a)	990	1,044
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	985	1,002
6.50%, 05/15/27 (a)	1,330	1,476
4.75%, 10/15/27 (a)	200	207
Lumen Technologies Inc.
5.38%, 06/15/29 (a)	700	711
Netflix, Inc.
5.88%, 11/15/28	105	129
6.38%, 05/15/29	100	127
5.38%, 11/15/29 (a)	315	383
Sirius XM Radio Inc.
5.38%, 07/15/26 (a)	360	372
5.00%, 08/01/27 (a)	865	908
5.50%, 07/01/29 (a)	1,810	1,972
4.13%, 07/01/30 (a)	2,115	2,140
SoftBank Group Corp
4.00%, 09/19/29, EUR (c)	156	195
Sprint Corporation
7.13%, 06/15/24	630	728
7.63%, 03/01/26	355	434
6.88%, 11/15/28	425	545
8.75%, 03/15/32	880	1,337
Summer (BC) Holdco B S.a r.l.
5.75%, 10/31/26, EUR (c)	100	124
Summer Bc Bidco B LLC
5.50%, 10/31/26 (a)	230	234
Telefonica Europe B.V.
3.88%, (100, 06/22/26), EUR (b) (c)	100	127
T-Mobile USA, Inc.
2.63%, 02/15/29	345	341
2.88%, 02/15/31	2,720	2,698
4.50%, 04/15/50	2,355	2,798
United Group B.V.
3.63%, 02/15/28, EUR (c) (d)	310	357
Virgin Media Finance PLC
5.00%, 07/15/30 (a)	205	207
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (a)	510	527
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (c)	215	301
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (a)	790	806
		50,079
Industrials 5.2%
Abertis Infraestructuras Finance B.V.
3.25%, (100, 11/24/25), EUR (b) (c)	100	122
AerCap Global Aviation Trust
6.50%, 06/15/45 (a)	510	545
Air Lease Corporation
2.30%, 02/01/25	1,990	2,057
Allied Universal Holdco LLC
4.63%, 06/01/28 (a)	530	532
6.00%, 06/01/29 (a)	780	790
American Airlines Group Inc.
5.00%, 06/01/22 (a)	925	926
3.75%, 03/01/25 (a) (d)	135	124
American Airlines, Inc.
5.50%, 04/20/26 (a)	1,185	1,258
5.75%, 04/20/29 (a)	970	1,049
APX Group, Inc.
7.63%, 09/01/23	390	401
8.50%, 11/01/24	95	99
6.75%, 02/15/27 (a)	290	309
ASGN Incorporated
4.63%, 05/15/28 (a)	1,000	1,047
Atlantia S.p.A.
1.88%, 07/13/27, EUR (c)	170	208
CMA CGM
7.50%, 01/15/26, EUR (c)	275	362
Delta Air Lines, Inc.
7.38%, 01/15/26	1,145	1,344
Garda World Security Corporation
4.63%, 02/15/27 (a)	355	356
6.00%, 06/01/29 (a)	825	818
GFL Environmental Inc.
4.75%, 06/15/29 (a)	1,505	1,564
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	435	469
Harsco Corporation
5.75%, 07/31/27 (a)	750	789
IAA Spinco Inc.
5.50%, 06/15/27 (a)	1,330	1,396
IHS Netherlands Holdco B.V.
8.00%, 09/18/27 (a)	290	316
Imola Merger Corporation
4.75%, 05/15/29 (a)	510	525
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	530	553
Intrum AB
3.00%, 09/15/27, EUR (c)	420	491
Jeld-Wen, Inc.
4.63%, 12/15/25 (a)	175	179
4.88%, 12/15/27 (a)	405	422
KAR Auction Services, Inc.
5.13%, 06/01/25 (a)	1,630	1,672

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Kleopatra Finco S.a r.l.
6.50%, 09/01/26, EUR (a)	175	202
Masonite International Corporation
5.75%, 09/15/26 (a)	330	342
5.38%, 02/01/28 (a)	215	229
National Express Group PLC
4.25%, (100, 11/26/25), GBP (b) (c)	145	208
Paprec Holding
4.00%, 03/31/25, EUR (c)	170	205
PCF GmbH
4.75%, 04/15/26, EUR (c)	155	187
Platin 1426 GmbH
5.38%, 06/15/23, EUR (c)	125	149
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (a)	1,750	1,936
3.38%, 08/31/27 (a)	220	213
6.25%, 01/15/28 (a)	1,745	1,860
Ritchie Bros. Auctioneers Incorporated
5.38%, 01/15/25 (a)	330	340
Rolls-Royce Group PLC
5.75%, 10/15/27, GBP (c)	400	604
Rumo Luxembourg SARL
5.25%, 01/10/28 (a)	310	332
Schoeller Packaging B.V.
6.38%, 11/01/24, EUR (c)	100	123
SGL Carbon SE
4.63%, 09/30/24, EUR (c)	130	157
Sofima Holding S.P.A.
3.75%, 01/15/28, EUR (c)	170	202
Spirit AeroSystems, Inc.
7.50%, 04/15/25 (a)	745	797
SPX Flow, Inc.
5.88%, 08/15/26 (a)	325	336
Standard Industries Inc.
5.00%, 02/15/27 (a)	150	156
4.75%, 01/15/28 (a)	340	356
4.38%, 07/15/30 (a)	810	835
Terex Corporation
5.00%, 05/15/29 (a)	650	677
The ADT Security Corporation
4.88%, 07/15/32 (a)	680	717
The Boeing Company
5.81%, 05/01/50 (i)	2,795	3,770
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a) (d)	520	535
TK Elevator Holdco GmbH
6.63%, 07/15/28, EUR (c)	320	404
TransDigm Inc.
6.25%, 03/15/26 (a)	1,070	1,129
6.38%, 06/15/26	1,000	1,035
7.50%, 03/15/27	1,125	1,198
5.50%, 11/15/27	1,045	1,090
United Airlines Pass Through Trust
4.38%, 04/15/26 (a)	2,850	2,950
4.63%, 04/15/29 (a)	370	383
United Rentals (North America), Inc.
5.25%, 01/15/30	215	236
		44,616
Consumer Staples 3.7%
AA Bond Co Limited
6.50%, 01/31/26, GBP (a)	100	143
Anheuser-Busch InBev Worldwide Inc.
4.75%, 04/15/58	1,505	1,885
Atlas LuxCo 4 S.à r.l.
4.63%, 06/01/28 (a)	390	391
Autostrade per l'italia S.P.A.
1.88%, 09/26/29, EUR (c)	340	415
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (a)	885	929
5.75%, 07/15/27 (a)	175	183
4.75%, 04/01/28 (a)	1,590	1,630
5.38%, 03/01/29 (a)	360	375
BAT Capital Corp.
4.91%, 04/02/30	1,430	1,643
3.73%, 09/25/40	2,535	2,482
Bellis Finco PLC
4.00%, 02/16/27, GBP (a)	120	166
Casino, Guichard-Perrachon
4.50%, 03/07/24, EUR (c) (h) (i)	400	482
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	1,275	1,352
Energizer Holdings, Inc.
4.75%, 06/15/28 (a)	1,240	1,275
Grupo Bimbo S.A.B. de C.V.
4.70%, 11/10/47 (a)	2,880	3,403
House of HR
7.50%, 01/15/27, EUR (c)	200	252
Iceland Bondco PLC
4.63%, 03/15/25, GBP (c)	185	251
IPD 3 B.V.
5.50%, 12/01/25, EUR (c)	125	154
Kapla Holding
3.38%, 12/15/26, EUR (c)	215	254
Kraft Heinz Foods Company
5.20%, 07/15/45	520	646
4.38%, 06/01/46	1,665	1,887
4.88%, 10/01/49	1,940	2,351
La Financière de l'Europe
4.00%, 05/15/24, EUR (c)	175	206
Loxama
5.75%, 07/15/27, EUR (c)	170	209
MHP SE SA
7.75%, 05/10/24 (a)	360	391
Natura Cosméticos S.A.
4.13%, 05/03/28 (a)	245	251
Performance Food Group, Inc.
6.88%, 05/01/25 (a) (d)	95	102
5.50%, 10/15/27 (a)	775	816
Pilgrim's Pride Corporation
4.25%, 04/15/31 (a)	1,180	1,223
Post Holdings, Inc.
5.75%, 03/01/27 (a)	650	681
5.63%, 01/15/28 (a)	785	834
5.50%, 12/15/29 (a)	1,045	1,118
4.63%, 04/15/30 (a)	445	453
Sunshine Mid B.V.
6.50%, 05/15/26, EUR (c)	165	202
Sysco Corporation
6.60%, 04/01/50 (i)	1,727	2,684
Verisure Midholding AB
5.25%, 02/15/29, EUR (a)	115	140
		31,859
Health Care 3.0%
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (a)	605	647
5.00%, 04/15/29 (a)	175	183
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	2,399	2,458
5.00%, 01/30/28 (a)	790	751
Centene Corporation
5.38%, 08/15/26 (a)	160	168
Community Health Systems, Inc.
6.63%, 02/15/25 (a)	105	111
8.00%, 03/15/26 (a)	855	921
5.63%, 03/15/27 (a)	200	213
8.00%, 12/15/27 (a) (d)	821	913
6.00%, 01/15/29 (a)	220	235
6.88%, 04/15/29 (a)	1,685	1,769
6.13%, 04/01/30 (a)	1,705	1,731
4.75%, 02/15/31 (a)	355	356
DaVita Inc.
4.63%, 06/01/30 (a)	1,765	1,816
Endo Designated Activity Company
5.88%, 10/15/24 (a)	770	758
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (a)	1,050	732
HCA Inc.
7.69%, 06/15/25	500	608

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
5.38%, 09/01/26	530	610
5.63%, 09/01/28	865	1,026
5.88%, 02/01/29	155	187
Laboratoire Eimer
5.00%, 02/01/29, EUR (a)	110	133
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	363	390
7.25%, 02/01/28 (a)	426	466
Tenet Healthcare Corporation
6.75%, 06/15/23	580	632
6.13%, 10/01/28 (a)	4,070	4,331
Tennessee Merger Sub, Inc.
6.38%, 02/01/25 (a)	925	880
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (c)	270	293
1.63%, 10/15/28, EUR (c)	200	209
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	500	476
Upjohn Inc.
4.00%, 06/22/50 (a)	1,790	1,897
		25,900
Real Estate 2.7%
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (a)	550	569
Country Garden Holdings Company Limited
4.80%, 08/06/30 (c)	365	381
CPI Property Group
4.88%, (100, 08/18/26), EUR (b) (c)	100	125
EPR Properties
4.50%, 06/01/27	620	661
4.95%, 04/15/28	550	594
3.75%, 08/15/29	1,105	1,107
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	185	188
Iron Mountain Incorporated
4.88%, 09/15/27 - 09/15/29 (a)	1,150	1,189
5.25%, 03/15/28 - 07/15/30 (a)	1,635	1,715
5.00%, 07/15/28 (a)	195	202
5.63%, 07/15/32 (a)	1,730	1,861
New World Development Company Limited
4.13%, 07/18/29 (c)	320	333
QualityTech, LP
3.88%, 10/01/28 (a)	2,070	2,213
Realogy Group LLC
4.88%, 06/01/23 (a)	325	338
7.63%, 06/15/25 (a)	345	374
9.38%, 04/01/27 (a)	780	866
5.75%, 01/15/29 (a)	2,744	2,869
RHP Hotel Properties, LP
4.75%, 10/15/27	795	816
Service Properties Trust
4.95%, 02/15/27	410	408
3.95%, 01/15/28	1,235	1,165
Sunac China Holdings Limited
7.00%, 07/09/25 (c)	395	388
6.50%, 01/26/26 (c)	360	348
Uniti Group Inc.
7.88%, 02/15/25 (a)	1,250	1,339
6.50%, 02/15/29 (a)	2,280	2,291
VICI Properties Inc.
4.25%, 12/01/26 (a)	288	299
Vivion Investments S.à r.l.
3.00%, 08/08/24, EUR (c) (d)	300	353
		22,992
Utilities 2.5%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	310	311
Calpine Corporation
4.50%, 02/15/28 (a)	1,800	1,836
5.13%, 03/15/28 (a)	355	361
4.63%, 02/01/29 (a)	1,527	1,509
5.00%, 02/01/31 (a)	1,984	1,973
FirstEnergy Corp.
7.38%, 11/15/31	630	861
5.35%, 07/15/47 (h) (i)	1,385	1,662
NRG Energy, Inc.
7.25%, 05/15/26	155	161
5.25%, 06/15/29 (a)	160	170
3.63%, 02/15/31 (a)	2,590	2,544
Pacific Gas And Electric Company
3.30%, 08/01/40	1,285	1,169
4.30%, 03/15/45	2,375	2,286
Talen Energy Supply, LLC
10.50%, 01/15/26 (a)	835	609
7.25%, 05/15/27 (a)	245	229
The Southern Company
4.00%, 01/15/51	3,180	3,372
Vistra Operations Company LLC
5.00%, 07/31/27 (a)	1,735	1,781
4.38%, 05/01/29 (a)	520	523
		21,357
Materials 2.3%
ArcelorMittal
7.25%, 10/15/39 (h) (i)	1,400	1,981
7.00%, 03/01/41 (h) (i)	1,115	1,550
Ashland Services B.V.
2.00%, 01/30/28, EUR (c)	125	150
CEMEX S.A.B. de C.V.
5.20%, 09/17/30 (a)	150	165
CSN Islands XII Corp
6.75%, 01/28/28 (a)	1,065	1,178
First Quantum Minerals Ltd
6.88%, 03/01/26 (a)	535	563
6.88%, 10/15/27 (a)	1,155	1,257
Freeport-McMoRan Inc.
5.00%, 09/01/27	160	169
4.13%, 03/01/28	110	115
5.25%, 09/01/29	420	463
4.25%, 03/01/30	110	118
5.40%, 11/14/34	890	1,080
5.45%, 03/15/43	1,965	2,402
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	800	825
H.B. Fuller Company
4.25%, 10/15/28	965	997
Hudbay Minerals Inc.
4.50%, 04/01/26 (a)	370	372
6.13%, 04/01/29 (a)	370	394
Kronos International, Inc.
3.75%, 09/15/25, EUR (c)	165	199
Metinvest B.V.
7.65%, 10/01/27 (a)	185	205
7.75%, 10/17/29 (a)	570	633
Minera Mexico, S.A. de C.V.
4.50%, 01/26/50 (a)	325	365
Nouryon Finance B.V.
6.50%, 10/01/26, EUR (c)	120	149
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	405	428
5.25%, 06/01/27 (a)	992	1,069
Periama Holdings, LLC
5.95%, 04/19/26 (c)	290	313
Sealed Air Corporation
5.50%, 09/15/25 (a)	325	364
Silgan Holdings Inc.
4.75%, 03/15/25	340	345
Spa Holdings 3 Oy
3.63%, 02/04/28, EUR (c)	100	119
Tronox Incorporated
4.63%, 03/15/29 (a)	565	571
Unigel Luxembourg SA
8.75%, 10/01/26 (a)	405	438
Volcan Compañía Minera S.A.A.
4.38%, 02/11/26 (a)	260	257
		19,234
Information Technology 1.9%
Broadcom Inc.
4.15%, 11/15/30	2,025	2,271

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
3.50%, 02/15/41 (a)	1,715	1,761
Centurion Bidco S.P.A.
5.88%, 09/30/26, EUR (c)	160	198
Clarivate Science Holdings Corporation
4.88%, 06/30/29 (a)	745	764
Commscope Finance LLC
6.00%, 03/01/26 (a)	1,160	1,225
8.25%, 03/01/27 (a)	495	529
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	694	709
CommScope Technologies LLC
5.00%, 03/15/27 (a)	280	286
Commscope, Inc.
7.13%, 07/01/28 (a)	1,010	1,097
Endure Digital, Inc.
6.00%, 02/15/29 (a)	520	515
Infineon Technologies AG
3.63%, (100, 01/01/28), EUR (b) (c)	100	130
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (a) (d)	1,755	1,763
On Semiconductor Corporation
3.88%, 09/01/28 (a)	2,120	2,185
Open Text Corporation
5.88%, 06/01/26 (a)	325	336
Presidio Holdings, Inc.
4.88%, 02/01/27 (a)	395	407
8.25%, 02/01/28 (a)	650	708
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)	975	1,034
		15,918
Total Corporate Bonds And Notes (cost $415,225)		428,269
GOVERNMENT AND AGENCY OBLIGATIONS 35.6%
Mortgage-Backed Securities 15.0%
Federal National Mortgage Association, Inc.
TBA, 2.00%, 07/15/51 (m)	11,745	11,867
TBA, 2.50%, 07/15/51 (m)	60,980	63,071
TBA, 3.00%, 07/15/51 (m)	20,360	21,225
Government National Mortgage Association
TBA, 2.50%, 07/15/51 (m)	30,630	31,699
		127,862
U.S. Treasury Note 4.7%
Treasury, United States Department of
0.50%, 03/31/25	5,000	4,975
1.63%, 02/15/26	5,240	5,432
1.25%, 03/31/28	11,800	11,848
2.88%, 08/15/28	9,120	10,140
0.63%, 05/15/30	8,355	7,809
		40,204
Collateralized Mortgage Obligations 4.4%
Federal Home Loan Mortgage Corporation
Interest Only, REMIC, 1.71%, 07/27/28 (k)	18,440	1,988
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (k)	8,100	945
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (k)	19,725	2,674
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (k)	5,615	484
Series 2017-M2-DNA1, REMIC, 3.34%, (1 Month USD LIBOR + 3.25%), 07/25/29 (k)	509	527
Series 2017-M2-DNA2, REMIC, 3.54%, (1 Month USD LIBOR + 3.45%), 10/25/29 (k)	1,960	2,047
Series 2017-M2-DNA3, REMIC, 2.59%, (1 Month USD LIBOR + 2.50%), 03/25/30 (k)	5,672	5,788
Series 2018-M2-HQA1, REMIC, 2.39%, (1 Month USD LIBOR + 2.30%), 09/25/30 (k)	2,182	2,210
Interest Only, Series SP-4150, REMIC, 6.08%, (6.15% - (1 Month USD LIBOR * 1)), 01/15/43 (k)	2,288	429
Interest Only, Series SA-4456, REMIC, 6.08%, (6.15% - (1 Month USD LIBOR * 1)), 03/15/45 (k)	1,595	299
Interest Only, Series LI-4994, REMIC, 4.00%, 12/25/48	2,943	520
Federal National Mortgage Association, Inc.
Interest Only, Series C26-413, 4.00%, 07/01/42	3,174	467
Series 2017-1M2-C03, REMIC, 3.09%, (1 Month USD LIBOR + 3.00%), 10/25/29 (k)	3,958	4,079
Series 2017-2M2-C06, REMIC, 2.89%, (1 Month USD LIBOR + 2.80%), 02/25/30 (k)	3,929	4,015
Series 2017-1M2-C07, REMIC, 2.49%, (1 Month USD LIBOR + 2.40%), 05/28/30 (k)	633	642
Series 2018-1M2-C01, REMIC, 2.34%, (1 Month USD LIBOR + 2.25%), 07/25/30 (k)	2,249	2,279
Series 2018-2M2-C02, REMIC, 2.29%, (1 Month USD LIBOR + 2.20%), 08/26/30 (k)	1,363	1,377
Series 2018-1M2-C05, REMIC, 2.44%, (1 Month USD LIBOR + 2.35%), 01/27/31 (k)	3,023	3,058
Interest Only, Series 2019-DS-49, REMIC, 6.06%, (6.15% - (1 Month USD LIBOR * 1)), 06/25/43 (k)	2,547	550
Interest Only, Series 2013-SY-72, REMIC, 6.06%, (6.15% - (1 Month USD LIBOR * 1)), 07/25/43 (k)	2,942	600
Interest Only, Series 2018-ST-18, REMIC, 6.01%, (6.10% - (1 Month USD LIBOR * 1)), 12/25/44 (k)	3,209	598
Interest Only, Series 2016-HS-31, REMIC, 5.91%, (6.00% - (1 Month USD LIBOR * 1)), 06/25/46 (k)	2,152	375
Interest Only, Series 2016-SA-62, REMIC, 5.91%, (6.00% - (1 Month USD LIBOR * 1)), 09/25/46 (k)	2,825	619
Government National Mortgage Association
Interest Only, Series 2017-KS-112, REMIC, 6.11%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/47 (k)	2,958	546
		37,116
U.S. Treasury Inflation Indexed Securities 4.3%
Treasury, United States Department of
0.50%, 01/15/28 (n)	2,539	2,846
0.13%, 01/15/30 (n)	8,423	9,246
1.00%, 02/15/46 - 02/15/48 (n)	12,816	16,885
0.25%, 02/15/50 (n)	6,674	7,536
		36,513
Sovereign 3.7%
Angola, Government of
9.38%, 05/08/48 (a)	1,400	1,461
Cabinet of Ministers of Ukraine
7.25%, 03/15/33 (a)	1,580	1,645
Costa Rica Reps
7.00%, 04/04/44 (a)	240	249
Dominican Republic International Bond
6.85%, 01/27/45 (a)	1,085	1,229
Ghana, Government of
7.75%, 04/07/29 (a)	450	461
10.75%, 10/14/30 (a)	905	1,143
Gobierno de la Republica del Ecuador
0.50%, 07/31/30 (a) (h)	285	244
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31 - 11/23/34, MXN	45,740	2,415
Government of the Sultanate of Oman
6.75%, 01/17/48 (a)	420	417
7.00%, 01/25/51 (a)	795	808
Kenya, Government of
6.88%, 06/24/24 (a)	550	605
Kingdom of Bahrain
5.45%, 09/16/32 (a)	180	178
Ministerul Finantelor Publice
5.13%, 06/15/48 (a)	290	354
Ministry of Finance of the Russian Federation
8.50%, 09/17/31, RUB	104,778	1,578
7.25%, 05/10/34, RUB	47,772	661
Nigeria, Federal Government of
7.88%, 02/16/32 (a) (d)	660	712
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (a)	630	673
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (c) (e) (f) (g)	477	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Presidence de la Republique de Cote d'Ivoire
5.75%, 12/31/32 (a) (h)	403	403
6.13%, 06/15/33 (a)	730	770
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/25 - 01/01/29, BRL	8,000	1,708
Presidencia de la República de Colombia
7.00%, 06/30/32, COP	8,076,100	2,118
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (a)	135	134
Presidencia de la Republica Dominicana
5.88%, 01/30/60 (a)	125	125
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (c) (e) (f) (g)	1,719	167
Senegal, Government of
6.25%, 05/23/33 (a)	240	253
Sharjah, Government of
4.00%, 07/28/50 (a)	305	279
South Africa, Parliament of
8.00%, 01/31/30, ZAR	22,551	1,494
8.50%, 01/31/37, ZAR	10,748	646
5.65%, 09/27/47	1,060	1,080
The Arab Republic of Egypt
8.50%, 01/31/47 (a)	1,010	1,050
7.50%, 02/16/61 (a)	1,075	1,006
The Democratic Socialist Republic of Sri Lanka
7.85%, 03/14/29 (a)	70	44
The Government of the Republic of Armenia
3.60%, 02/02/31 (a)	230	217
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	13,696,000	949
6.50%, 02/15/31, IDR	31,263,000	2,141
5.25%, 01/17/42 (a)	300	374
Turkiye Cumhuriyeti Basbakanlik
11.70%, 11/13/30, TRY	15,808	1,395
5.95%, 01/15/31	185	182
5.88%, 06/26/31	475	461
		31,848
U.S. Treasury Bond 3.5%
Treasury, United States Department of
1.13%, 05/15/40	2,500	2,158
2.75%, 08/15/42	7,315	8,237
3.13%, 02/15/43	8,390	10,017
2.25%, 08/15/46	2,615	2,703
2.00%, 02/15/50	1,920	1,886
1.25%, 05/15/50	2,000	1,633
1.88%, 02/15/51	3,355	3,200
		29,834
Total Government And Agency Obligations (cost $299,522)		303,377
SENIOR FLOATING RATE INSTRUMENTS 7.9%
Information Technology 1.7%
Altium Packaging LLC
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 01/29/28 (k)	310	308
Applied Systems, Inc.
2017 1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 09/06/24 (k)	1,304	1,301
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 2.25%), 09/06/24 (k)	3	3
Barracuda Networks, Inc.
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 02/12/25 (k)	99	99
By Crown Parent, LLC
Term Loan B1, 4.00%, (1 Month USD LIBOR + 3.00%), 01/30/26 (k)	302	302
Colorado Buyer Inc
Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 03/15/24 (k)	334	325
2nd Lien Term Loan, 8.25%, (3 Month USD LIBOR + 7.25%), 05/01/25 (k)	335	331
CommScope, Inc.
2019 Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 02/07/26 (k)	434	432
ConvergeOne Holdings, Inc.
2019 Term Loan, 5.09%, (1 Month USD LIBOR + 5.00%), 01/04/26 (k)	300	296
Emerald TopCo Inc
Term Loan, 3.61%, (1 Month USD LIBOR + 3.50%), 07/16/26 (k)	1	1
Term Loan, 3.69%, (1 Month USD LIBOR + 3.50%), 07/16/26 (k)	456	453
Endure Digital Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 01/27/28 (k)	330	329
Epicor Software Corporation
2020 Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 07/21/27 (k)	610	609
Flexera Software LLC
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 01/26/28 (k)	274	274
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (k)	329	330
GT Polaris, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 09/24/27 (k)	353	353
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (k)	651	652
Ingram Micro Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 03/30/29 (k) (o)	495	496
Ivanti Software, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 11/22/27 (k)	384	384
2021 Add On Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 12/01/27 (k)	120	119
McAfee, LLC
2018 USD Term Loan B, 3.85%, (3 Month USD LIBOR + 3.75%), 09/29/24 (k)	662	662
Navicure, Inc.
2019 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 09/18/26 (k)	326	326
Peraton Corp.
Delayed Draw Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/01/28 (g) (k) (o)	421	422
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (k)	239	239
Presidio, Inc.
2020 Term Loan B, 3.60%, (3 Month USD LIBOR + 3.50%), 12/19/26 (k)	4	4
2020 Term Loan B, 3.60%, (1 Month USD LIBOR + 3.50%), 12/19/26 (k)	20	20
2020 Term Loan B, 3.69%, (3 Month USD LIBOR + 3.50%), 12/19/26 (k)	407	406
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 4.10%, (1 Month USD LIBOR + 4.00%), 04/26/24 (k)	656	657
Rackspace Technology Global, Inc.
2021 Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 02/02/28 (k)	1,317	1,309
Redstone Buyer LLC
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 12/31/24 (k)	359	358
Sirius Computer Solutions, Inc.
2020 Term Loan, 3.59%, (3 Month USD LIBOR + 3.50%), 07/01/26 (k)	358	357
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (k)	353	353
Tech Data Corporation
ABL FILO Term Loan, 5.59%, (3 Month USD LIBOR + 5.50%), 06/30/25 (k)	615	617
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (k)	425	426
Tibco Software Inc.
2020 Term Loan B3, 3.85%, (1 Month USD LIBOR + 3.75%), 07/03/26 (k)	496	495
Ultimate Software Group Inc(The)
2021 Incremental Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 05/04/26 (k)	328	328

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
VS Buyer, LLC
Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 02/19/27 (k)	138	138
		14,514
Industrials 1.2%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (k)	495	516
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 3.50%), 01/20/27 (k)	428	428
USD Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 01/20/27 (k)	2	2
American Airlines, Inc.
Repriced TL B due 2023, 0.00%, (3 Month USD LIBOR + 2.00%), 04/28/23 (k) (o)	461	450
APX Group, Inc.
2020 Term Loan, 5.09%, (PRIME + 4.00%), 12/31/25 (k)	481	482
2020 Term Loan, 7.25%, (PRIME + 4.00%), 12/31/25 (k)	—	—
Brookfield WEC Holdings Inc.
2021 Term Loan, 3.25%, (1 Month USD LIBOR + 2.75%), 08/01/25 (k)	323	320
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (k)	209	209
Circor International, Inc.
2020 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 12/11/24 (k)	355	352
Crosby US Acquisition Corp.
Term Loan B, 4.84%, (1 Month USD LIBOR + 4.75%), 06/12/26 (k)	191	190
Dun & Bradstreet Corporation (The)
Term Loan, 3.35%, (1 Month USD LIBOR + 3.25%), 02/01/26 (k)	614	611
Emerald Expositions Holding, Inc.
2017 Term Loan B, 2.59%, (1 Month USD LIBOR + 2.50%), 05/22/24 (k)	171	164
Filtration Group Corporation
2018 1st Lien Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 03/27/25 (k)	333	330
Garda World Security Corporation
2021 Term Loan B, 4.35%, (1 Month USD LIBOR + 4.25%), 10/30/26 (k)	918	922
Graham Packaging Company Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/04/27 (k)	601	600
Hertz Corporation, (The)
2020 DIP Delayed Draw Term Loan, 8.25%, (1 Month USD LIBOR + 7.25%), 12/31/21 (k)	172	172
2016 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.75%), 06/30/23 (k)	100	100
MHI Holdings,LLC
Term Loan B, 5.10%, (1 Month USD LIBOR + 5.00%), 09/18/26 (k)	360	360
MRC Global (US) Inc.
2018 1st Lien Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 09/01/24 (k)	213	211
Polaris Newco LLC
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 4.00%), 06/03/28 (k)	500	501
Prime Security Services Borrower, LLC
2021 Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 09/23/26 (k)	966	965
TransDigm, Inc.
2020 Term Loan F, 2.34%, (1 Month USD LIBOR + 2.25%), 06/09/23 (k)	434	427
2020 Term Loan E, 2.34%, (1 Month USD LIBOR + 2.25%), 05/30/25 (k)	39	39
Uber Technologies, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 02/16/27 (k) (o)	130	130
2021 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 02/16/27 (k)	302	302
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (k)	499	505
Vertiv Group Corporation
2021 Term Loan B, 2.84%, (3 Month USD LIBOR + 2.75%), 03/02/27 (k)	510	506
West Corp.
2018 Term Loan B1, 4.50%, (3 Month USD LIBOR + 3.50%), 10/10/24 (k)	150	145
		9,939
Health Care 1.2%
Agiliti Health, Inc
Term Loan, 2.87%, (1 Month USD LIBOR + 2.75%), 10/10/25 (k)	227	226
2020 Incremental Term Loan, 3.50%, (1 Month USD LIBOR + 2.75%), 01/23/26 (g) (k)	111	111
Athenahealth, Inc.
2021 Term Loan B1, 4.41%, (3 Month USD LIBOR + 4.25%), 02/11/26 (k)	975	977
Aveanna Healthcare LLC
2021 Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/24 (g) (k) (o)	126	126
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/24 (k) (o)	544	542
Aveanna Healthcare, LLC
2017 1st Lien Term Loan, 5.25%, (1 Month USD LIBOR + 4.25%), 03/16/24 (k)	531	531
2020 Incremental Term Loan, 7.25%, (1 Month USD LIBOR + 6.25%), 03/16/24 (k)	9	9
Bausch Health Companies Inc.
2018 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 05/19/25 (k)	438	436
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (k)	27	27
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (k)	174	174
Ensemble RCM, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 07/24/26 (k) (o)	284	284
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.84%, (3 Month USD LIBOR + 3.75%), 09/27/25 (k)	766	654
EyeCare Partners, LLC
2020 Term Loan, 3.84%, (3 Month USD LIBOR + 3.75%), 02/05/27 (k)	218	216
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (k)	344	345
Heartland Dental, LLC
2018 1st Lien Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 04/17/25 (k)	337	333
ICON Luxembourg S.A.R.L.
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 06/16/28 (k) (o)	670	671
MedRisk, Inc.
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 04/01/28 (k)	495	495
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/07/23 (k)	540	538
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 05/31/25 (k)	168	167
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 09/25/27 (k)	90	90
Parexel International Corporation
Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 08/06/24 (k)	320	318
Pearl Intermediate Parent LLC
2018 Incremental Term Loan, 3.34%, (3 Month USD LIBOR + 3.25%), 02/14/25 (k)	252	250
PetVet Care Centers, LLC
2021 Term Loan B3, 4.25%, (1 Month USD LIBOR + 3.50%), 02/14/25 (k)	233	233
Poseidon Intermediate LLC
Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 08/18/25 (k)	500	500

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 11/09/25 (k)	376	375
Select Medical Corporation
2017 Term Loan B, 2.35%, (1 Month USD LIBOR + 2.25%), 02/13/24 (k)	579	573
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (k)	689	667
		9,868
Consumer Discretionary 1.2%
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 12/23/24 (k)	310	307
2020 Term Loan B1, 4.59%, (1 Month USD LIBOR + 4.50%), 06/19/25 (k)	337	338
Carnival Corporation
USD Term Loan B, 8.50%, (3 Month USD LIBOR + 7.50%), 06/29/25 (k)	465	476
Clarios Global LP
2021 USD Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 04/30/26 (k)	323	319
Cornerstone Building Brands, Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 04/12/28 (k)	330	329
Creative Artists Agency, LLC
2019 Term Loan B, 3.84%, (3 Month USD LIBOR + 3.75%), 11/19/26 (k)	256	255
Dealer Tire, LLC
2020 Term Loan B, 4.34%, (1 Month USD LIBOR + 4.25%), 12/19/25 (k)	265	265
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (k)	285	283
First Brands Group, LLC
2021 Term Loan, 6.00%, (1 Month USD LIBOR + 5.00%), 03/22/27 (k)	658	665
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 06/10/24 (k)	301	298
Great Outdoors Group, LLC
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/26/28 (k)	993	995
Learning Care Group, Inc.
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 03/13/25 (k)	516	507
Life Time Fitness Inc
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 12/31/24 (k)	331	331
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 01/24/27 (k)	217	214
Numericable Group SA
USD Term Loan B11, 2.94%, (3 Month USD LIBOR + 2.75%), 07/31/25 (k)	797	783
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (k)	329	328
Scientific Games International, Inc.
2018 Term Loan B5, 2.84%, (1 Month USD LIBOR + 2.75%), 08/14/24 (k)	227	225
SeaWorld Parks & Entertainment, Inc.
Term Loan B5, 3.75%, (1 Month USD LIBOR + 3.00%), 03/01/24 (k)	256	254
Sedgwick Claims Management Services, Inc.
2019 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 09/30/26 (k)	372	372
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (k)	275	290
Tenneco, Inc.
2018 Term Loan B, 3.09%, (3 Month USD LIBOR + 3.00%), 06/18/25 (k)	270	267
Varsity Brands, Inc.
2017 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/07/24 (k)	343	334
Wand NewCo 3, Inc.
2020 Term Loan, 3.09%, (3 Month USD LIBOR + 3.00%), 02/05/26 (k)	200	197
2020 Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 02/05/26 (k)	81	80
WideOpenWest Finance LLC
2017 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 08/19/23 (k) (o)	78	78
2017 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.25%), 08/19/23 (k)	139	138
William Morris Endeavor Entertainment, LLC
2018 1st Lien Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 05/11/25 (k)	14	14
2018 1st Lien Term Loan, 2.85%, (3 Month USD LIBOR + 2.75%), 05/11/25 (k)	144	142
2018 1st Lien Term Loan, 2.85%, (1 Month USD LIBOR + 2.75%), 05/11/25 (k)	152	149
Wilsonart LLC
2021 Term Loan E, 4.50%, (3 Month USD LIBOR + 3.50%), 12/19/26 (k)	453	453
		9,686
Financials 0.7%
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 05/07/25 (k)	649	641
AssuredPartners, Inc.
2020 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 02/13/27 (k)	605	602
Asurion LLC
2018 Term Loan B6, 3.09%, (1 Month USD LIBOR + 3.00%), 11/03/23 (k)	310	308
2018 Term Loan B7, 3.09%, (1 Month USD LIBOR + 3.00%), 11/15/24 (k)	683	676
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 09/20/24 (k)	358	351
Blackstone CQP Holdco LP
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/26/28 (k)	670	667
Citadel Securities LP
2021 Term Loan B, 2.59%, (1 Month USD LIBOR + 2.50%), 02/01/28 (k)	329	326
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 03/05/27 (k)	797	800
Edelman Financial Center, LLC
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 03/15/28 (k)	375	375
Hub International Limited
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 04/25/25 (k)	614	613
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 11/06/25 (k)	289	285
		5,644
Communication Services 0.6%
Altice Financing S.A.
2017 USD Term Loan B, 2.93%, (3 Month USD LIBOR + 2.75%), 07/31/25 (k)	241	237
Altice France S.A.
2018 Term Loan B13, 4.15%, (3 Month USD LIBOR + 4.00%), 07/13/26 (k)	714	712
Banijay Entertainment S.A.S
USD Term Loan , 3.84%, (3 Month USD LIBOR + 3.75%), 02/04/25 (k)	219	218
CenturyLink, Inc.
2020 Term Loan B, 2.34%, (3 Month USD LIBOR + 2.25%), 03/15/27 (k)	521	514
Consolidated Communications, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 09/15/27 (k)	143	143
GTT Communications, Inc.
2020 Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 12/31/21 (k) (o)	55	55
2020 Term Loan, 2.50%, (3 Month USD LIBOR + 2.50%), 12/31/21 (k)	141	142

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
2020 Delayed Draw Term Loan, 6.00%, (3 Month USD LIBOR + 2.50%), 12/31/21 (k)	106	107
2018 USD Term Loan B, 2.95%, (3 Month USD LIBOR + 2.75%), 04/27/25 (k)	366	288
Iridium Satellite LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 11/04/26 (k)	680	681
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 10/27/24 (k)	303	303
Playtika Holding Corp
2021 Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 03/11/28 (k)	494	491
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (k)	408	408
Univision Communications Inc.
Term Loan C5, 3.75%, (1 Month USD LIBOR + 2.75%), 03/15/24 (k)	441	440
Zayo Group Holdings, Inc.
USD Term Loan , 3.09%, (1 Month USD LIBOR + 3.00%), 02/18/27 (k)	294	291
ZoomInfo LLC
2021 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 11/02/26 (k)	368	367
		5,397
Energy 0.6%
Ascent Resources - Utica
2020 Fixed 2nd Lien Term Loan, 10.00%, 11/01/25 (k)	208	229
Eastern Power, LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/02/23 (k)	356	318
EG America LLC
2018 USD Term Loan, 4.20%, (3 Month USD LIBOR + 4.00%), 02/06/25 (k)	564	560
EG Group Limited
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 03/11/26 (k) (o)	34	34
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 03/11/26 (k)	100	100
Granite Generation LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/22/26 (k)	209	203
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/22/26 (k)	1,074	1,045
Granite Holdings US Acquisition Co.
2021 Term Loan B, 4.20%, (3 Month USD LIBOR + 4.00%), 09/30/26 (k)	223	224
Kestrel Acquisition, LLC
2018 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 05/02/25 (k)	246	205
Lower Cadence Holdings LLC
Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 05/10/26 (k)	669	664
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 01/31/25 (k)	425	421
Medallion Midland Acquisition, LLC
1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 10/31/24 (k)	347	344
Prairie ECI Acquiror LP
Term Loan B, 4.84%, (1 Month USD LIBOR + 4.75%), 03/07/26 (k)	691	672
Traverse Midstream Partners LLC
2017 Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 09/22/24 (k)	336	337
		5,356
Materials 0.4%
Berlin Packaging LLC
2018 1st Lien Term Loan, 3.10%, (1 Month USD LIBOR + 3.00%), 11/01/25 (k)	256	254
2018 1st Lien Term Loan, 3.21%, (3 Month USD LIBOR + 3.00%), 11/01/25 (k)	1	1
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 03/05/28 (k)	75	75
BWAY Holding Company
2017 Term Loan B, 3.39%, (1 Month USD LIBOR + 3.25%), 04/03/24 (k)	339	331
Covia Holdings Corporation
2020 PIK Take Back Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 07/31/26 (k)	345	339
CPG International Inc.
2017 Term Loan, 3.25%, (3 Month USD LIBOR + 2.50%), 05/03/24 (k)	267	267
Diamond (BC) B.V.
USD Term Loan , 3.15%, (1 Month USD LIBOR + 3.00%), 07/24/24 (k)	1	1
USD Term Loan , 3.19%, (3 Month USD LIBOR + 3.00%), 07/24/24 (k)	222	220
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/25/23 (k)	144	144
Pro Mach Group, Inc.
Third Amendment Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/07/25 (k)	258	258
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.13%, (3 Month USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (k)	280	280
2018 1st Lien Term Loan, 4.09%, (3 Month USD LIBOR + 4.00%), 12/18/25 (k)	1	1
TMS International Corp.
2018 Term Loan B2, 3.75%, (3 Month USD LIBOR + 2.75%), 08/14/24 (k)	142	141
2018 Term Loan B2, 3.75%, (1 Month USD LIBOR + 2.75%), 08/14/24 (k)	116	116
TricorBraun Holdings, Inc.
2021 Delayed Draw Term Loan , 3.75%, (3 Month USD LIBOR + 3.25%), 01/29/28 (k)	2	2
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 01/29/28 (k)	262	260
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3 Month USD LIBOR + 3.00%), 10/05/24 (k)	528	525
White Cap Buyer LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 10/08/27 (k)	328	329
		3,544
Consumer Staples 0.2%
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (k)	987	990
Verscend Holding Corp.
2021 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 08/27/25 (k)	992	993
		1,983
Utilities 0.1%
Edgewater Generation, L.L.C.
Term Loan, 3.84%, (3 Month USD LIBOR + 3.75%), 11/29/25 (k)	339	323
Lonestar II Generation Holdings LLC
Term Loan B, 5.09%, (3 Month USD LIBOR + 5.00%), 04/09/26 (k)	302	296
Term Loan C, 5.09%, (1 Month USD LIBOR + 5.00%), 04/09/26 (k)	37	36
Nautilus Power, LLC
Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 04/28/24 (k)	257	241
Talen Energy Supply, LLC
2019 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 06/24/26 (k)	201	185
		1,081
Total Senior Floating Rate Instruments (cost $66,876)		67,012
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.3%
Allegany Park CLO, Ltd.
Series 2019-D-1A, 3.89%, (3 Month USD LIBOR + 3.70%), 01/20/33 (k)	1,000	1,007
Amcap Funding LLC
Series 2018-A-1, 4.98%, 06/15/23	1,880	1,941
Battalion CLO XXI Ltd.
Series 2021-D-21A, 0.00%, 07/17/34 (k)	1,000	1,000

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Benefit Street Partners CLO XIX, Ltd.
Series 2019-D-19A, 3.98%, (3 Month USD LIBOR + 3.80%), 01/18/33 (k)	2,600	2,607
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 1.11%, 10/11/47 (k)	12,392	339
Interest Only, Series 2015-XA-GC27, REMIC, 1.48%, 02/12/48 (k)	7,020	282
COMM Mortgage Trust
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/22	1,835	1,875
Interest Only, Series 2014-XA-CR16, REMIC, 1.13%, 04/12/47 (k)	12,270	299
Interest Only, Series 2014-XA-LC15, REMIC, 1.23%, 04/12/47 (k)	14,915	358
Interest Only, Series 2014-XA-UBS3, REMIC, 1.23%, 06/12/47 (k)	12,033	320
Interest Only, Series 2014-XA-UBS6, REMIC, 1.03%, 12/12/47 (k)	11,020	267
Elmwood CLO IV Ltd
Series 2020-D-1A, 3.33%, (3 Month USD LIBOR + 3.15%), 04/15/33 (k)	4,250	4,256
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.17%, 01/11/47 (k)	17,021	385
Interest Only, Series 2014-XA-GC26, REMIC, 1.11%, 11/13/47 (k)	12,649	341
Interest Only, Series 2015-XA-GC30, REMIC, 0.88%, 05/12/50 (k)	16,283	411
Kayne CLO
Series 2019-D-1A, 4.38%, (3 Month USD LIBOR + 4.20%), 01/18/33 (k)	2,850	2,864
Series 2019-D-6A, 4.19%, (3 Month USD LIBOR + 4.00%), 01/21/33 (k)	2,450	2,467
Kayne CLO 7 Ltd
Series 2020-D-7A, 3.14%, (3 Month USD LIBOR + 2.95%), 04/18/33 (k)	1,900	1,906
Magnetite XXIV, Limited
Series 2019-D-24A, 3.98%, (3 Month USD LIBOR + 3.80%), 01/18/33 (k)	5,200	5,227
Mariner CLO 2015-1 LLC
Series 2015-DR2-1A, 3.04%, (3 Month USD LIBOR + 2.85%), 04/20/29 (k)	2,000	1,977
Milos CLO Ltd
Series 2017-DR-1A, 2.94%, (3 Month USD LIBOR + 2.75%), 10/21/30 (k)	1,750	1,745
OHA Loan Funding, Ltd.
Series 2016-DR-1A, 3.19%, (3 Month USD LIBOR + 3.00%), 01/20/33 (k)	3,250	3,253
Palmer Square Loan Funding Ltd
Series 2015-CR2-2A, 2.94%, (3 Month USD LIBOR + 2.75%), 07/22/30 (k)	2,250	2,231
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 1.22%, (1 Month USD LIBOR + 1.13%), 06/25/33 (h) (k)	42	42
Symphony CLO XXII Ltd
Series 2020-D-22A, 3.34%, (3 Month USD LIBOR + 3.15%), 04/18/33 (k)	2,000	1,997
TICP CLO VII Ltd
Series 2017-DR-7A, 3.38%, (3 Month USD LIBOR + 3.20%), 04/15/33 (k)	1,000	1,002
TICP CLO XV Ltd
Series 2020-D-15A, 3.34%, (3 Month USD LIBOR + 3.15%), 04/20/33 (k)	500	500
Trestles CLO III Ltd
Series 2020-D-3A, 3.44%, (3 Month USD LIBOR + 3.25%), 01/20/33 (k)	1,000	1,000
Trinitas CLO Ltd
Series 2021-D-16A, 0.00%, 07/15/34 (k)	1,500	1,500
United Airlines Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	847	942
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.43%, 03/15/47 (k)	7,031	190
Interest Only, Series 2014-XA-C21, REMIC, 1.18%, 08/15/47 (k)	11,576	287
Total Non-U.S. Government Agency Asset-Backed Securities (cost $44,812)		44,818
SHORT TERM INVESTMENTS 15.0%
Investment Companies 8.8%
JNL Government Money Market Fund - Institutional Class, 0.01% (p) (q)	75,166	75,166
U.S. Treasury Bill 5.2%
Treasury, United States Department of
0.04%, 12/02/21 (r) (s)	44,200	44,191
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (p) (q)	8,288	8,288
Total Short Term Investments (cost $127,652)		127,645
Total Investments 114.1% (cost $954,087)		971,121
Other Derivative Instruments 0.0%		15
Other Assets and Liabilities, Net (14.1)%		(120,127)
Total Net Assets 100.0%		851,009

(a)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $254,413 and 29.9% of the Fund.

(b)  Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  All or a portion of the security was on loan as of June 30, 2021.

(e)  Non-income producing security.

(f)  As of June 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(i)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(j) Convertible security.

(k)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2021, the total payable for investments purchased on a delayed delivery basis was $127,714.

(n)  Treasury inflation indexed note, par amount is adjusted for inflation.

(o)  This senior floating rate interest will settle after June 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Investment in affiliate.

(q)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(r)  All or a portion of the security is pledged or segregated as collateral.

(s)  The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	02/25/21	1,006	1,007	0.1
Abertis Infraestructuras Finance B.V., 3.25% (callable at 100, 11/24/25)	02/17/21	124	122	—
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28	12/09/20	791	804	0.1
Accor, 2.63% (callable at 100, 01/30/25)	11/05/20	610	695	0.1
Altice Finco S.A., 4.75%, 01/15/28	02/17/21	307	300	—
Altice France Holding S.A., 4.00%, 02/15/28	02/17/21	458	455	0.1
Ashland Services B.V., 2.00%, 01/30/28	02/17/21	153	150	—
Atlantia S.p.A., 1.88%, 07/13/27	02/17/21	207	208	—
Autostrade per l'italia S.P.A., 1.88%, 09/26/29	02/17/21	417	415	0.1
Avis Budget Car Rental LLC, 4.75%, 01/30/26	02/18/21	157	157	—
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	06/08/21	568	562	0.1
Banco Santander, S.A., 7.50% (callable at 100, 02/08/24)	11/05/19	835	882	0.1
Banijay Group, 6.50%, 03/01/26	12/14/20	308	312	—
Carnival Corporation, 10.13%, 02/01/26	02/17/21	206	207	—
Carnival Corporation, 7.63%, 03/01/26	02/17/21	203	210	—
Casino, Guichard-Perrachon, 4.50%, 03/07/24	02/17/21	477	482	0.1
Centurion Bidco S.P.A., 5.88%, 09/30/26	02/17/21	201	198	—
CMA CGM, 7.50%, 01/15/26	02/18/21	356	362	0.1
Commercial Bank of Qatar QSC, 4.50% (callable at 100, 03/03/26)	06/09/21	202	202	—
Country Garden Holdings Company Limited, 4.80%, 08/06/30	02/22/21	392	381	0.1
CPI Property Group, 4.88% (callable at 100, 08/18/26)	02/17/21	126	125	—
CPUK Mortgage Finance Limited, 6.50%, 08/28/50	04/26/21	309	307	—
Dresdner Bank AG, 7.00% (callable at 100, 04/09/25)	08/18/20	405	435	0.1
Dufry One B.V., 2.00%, 02/15/27	11/04/20	578	614	0.1
EG Global Finance PLC, 4.38%, 02/07/25	02/17/21	453	438	0.1
Emirates NBD Bank PJSC, 6.13% (callable at 100, 03/20/25)	08/06/20	1,187	1,211	0.2
Encore Capital Group, Inc., 5.38%, 02/15/26	02/17/21	417	422	0.1
Faurecia, 3.75%, 06/15/28	02/17/21	127	125	—
House of HR, 7.50%, 01/15/27	02/17/21	252	252	—
Iceland Bondco PLC, 4.63%, 03/15/25	02/17/21	258	251	—
Infineon Technologies AG, 3.63% (callable at 100, 01/01/28)	02/17/21	132	130	—
Intrum AB, 3.00%, 09/15/27	02/17/21	493	491	0.1
IPD 3 B.V., 5.50%, 12/01/25	02/17/21	156	154	—
Jaguar Land Rover Automotive PLC, 4.50%, 01/15/26	02/17/21	210	213	—
Kapla Holding, 3.38%, 12/15/26	02/17/21	258	254	—
Kronos International, Inc., 3.75%, 09/15/25	02/17/21	203	199	—
La Financière de l'Europe, 4.00%, 05/15/24	02/17/21	204	206	—
LeasePlan Corporation N.V., 7.38% (callable at 100, 05/29/24)	02/17/21	262	265	—
Leviathan Bond Ltd, 6.13%, 06/30/25	02/24/21	390	390	0.1
Leviathan Bond Ltd, 6.50%, 06/30/27	05/04/21	338	339	0.1
Loxama, 5.75%, 07/15/27	02/18/21	207	209	—
Maxeda DIY Holding B.V., 5.88%, 10/01/26	02/17/21	356	346	0.1
Motion Bondco Designated Activity Company, 4.50%, 11/15/27	02/18/21	259	254	—
National Express Group PLC, 4.25% (callable at 100, 11/26/25)	02/17/21	208	208	—
New World Development Company Limited, 4.13%, 07/18/29	08/12/20	325	333	—
Next PLC, 3.63%, 05/18/28	09/25/18	394	456	0.1
Nidda BondCo GmbH, 5.00%, 09/30/25	02/18/21	307	297	—
Nouryon Finance B.V., 6.50%, 10/01/26	02/17/21	150	149	—
Ockenfels Group GmbH & Co. KG, 5.25%, 04/30/29	06/23/21	159	157	—
Panther BF Aggregator 2 LP, 4.38%, 05/15/26	02/17/21	156	153	—
Paprec Holding, 4.00%, 03/31/25	02/17/21	208	205	—
PCF GmbH, 4.75%, 04/15/26	06/23/21	189	187	—
Periama Holdings, LLC, 5.95%, 04/19/26	05/05/21	311	313	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	03/25/15	1,258	194	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	35	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	19	—
Petróleos Mexicanos, 4.75%, 02/26/29	12/14/20	641	622	0.1
Pinnacle Bidco Plc, 6.38%, 02/15/25	11/05/20	673	775	0.1
Platin 1426 GmbH, 5.38%, 06/15/23	02/17/21	151	149	—
Playtech PLC, 4.25%, 03/07/26	02/17/21	149	146	—
Renault, 2.00%, 09/28/26	02/17/21	121	118	—
Repsol International Finance B.V., 4.25% (callable at 100, 09/11/28)	02/17/21	307	299	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	167	—
Rolls-Royce Group PLC, 5.75%, 10/15/27	01/22/21	604	604	0.1
SAZKA Group a.s., 3.88%, 02/15/27	12/14/20	369	364	0.1
Schaeffler AG, 3.38%, 10/12/28	02/17/21	267	261	—
Schoeller Packaging B.V., 6.38%, 11/01/24	02/23/21	126	123	—
Scientific Games International, Inc., 5.50%, 02/15/26	02/18/21	211	211	—
SGL Carbon SE, 4.63%, 09/30/24	02/17/21	157	157	—
Skandinaviska Enskilda Banken AB, 5.13% (callable at 100, 05/13/25)	09/03/20	826	850	0.1
Sofima Holding S.P.A., 3.75%, 01/15/28	02/17/21	207	202	—
SoftBank Group Corp, 4.00%, 09/19/29	02/17/21	205	195	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Spa Holdings 3 Oy, 3.63%, 02/04/28	04/29/21	123	119	—
Summer (BC) Holdco B S.a r.l., 5.75%, 10/31/26	06/18/21	124	124	—
Sunac China Holdings Limited, 7.00%, 07/09/25	04/14/21	398	388	0.1
Sunac China Holdings Limited, 6.50%, 01/26/26	05/06/21	367	348	0.1
Sunshine Mid B.V., 6.50%, 05/15/26	02/17/21	205	202	—
Telefonica Europe B.V., 3.88% (callable at 100, 06/22/26)	02/17/21	130	127	—
Tendam Brands Sa., 5.25%, 09/15/24	02/17/21	148	152	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	02/17/21	310	293	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	12/14/20	217	209	—
The State Oil Company of the Azerbaijan Republic, 6.95%, 03/18/30	05/04/21	373	378	0.1
TI Automotive Finance PLC, 3.75%, 04/15/29	06/23/21	122	119	—
TK Elevator Holdco GmbH, 6.63%, 07/15/28	02/17/21	411	404	0.1
UBS Group Funding (Switzerland) AG, 6.88% (callable at 100, 08/07/25)	11/06/19	1,163	1,214	0.2
UniCredit S.p.A., 8.00% (callable at 100, 06/03/24)	11/05/19	209	222	—
United Group B.V., 3.63%, 02/15/28	02/17/21	366	357	0.1
Victoria P.L.C., 3.75%, 03/15/28	04/29/21	148	144	—
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	02/18/21	312	301	—
Vivion Investments S.à r.l., 3.00%, 08/08/24	02/18/21	354	353	0.1
Volkswagen International Finance N.V., 3.88% (callable at 100, 06/17/29)	02/17/21	131	131	—
Wintershall Dea GmbH, 3.00% (callable at 100, 07/20/28)	03/10/21	117	117	—
ZF Friedrichshafen AG, 3.00%, 10/23/29	02/17/21	506	494	0.1
		31,393	29,886	3.5

JNL/Neuberger Berman Strategic Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Hertz Corporation, (The) - 2020 DIP Delayed Draw Term Loan	113	2
Redstone Buyer LLC - 2021 Delayed Draw Term Loan	141	1
TricorBraun Holdings, Inc. - 2021 Delayed Draw Term Loan	57	(1)
	311	2

Summary of Investments by Country^	Total Long Term Investments
United States of America	78.8%
Cayman Islands	4.6
United Kingdom	1.9
Netherlands	1.4
Canada	1.1
Luxembourg	1.1
Mexico	1.1
France	0.8
Ireland	0.8
Panama	0.7
Switzerland	0.6
South Africa	0.4
Indonesia	0.4
Colombia	0.4
Liberia	0.3
Turkey	0.3
Bermuda	0.3
Brazil	0.3
Australia	0.3
Russian Federation	0.3
Oman	0.3
Belgium	0.3
Egypt	0.2
Ukraine	0.2
Germany	0.2
Virgin Islands (British)	0.2
Ghana	0.2
United Arab Emirates	0.2
Sweden	0.2
Angola	0.2
Dominican Republic	0.2
Spain	0.2
Italy	0.2
Israel	0.1
Cote D'Ivoire	0.1
India	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Summary of Investments by Country^	Total Long Term Investments
Jersey	0.1
Kazakhstan	0.1
Nigeria	0.1
Mongolia	0.1
Hong Kong	0.1
Kenya	0.1
Zambia	0.1
Peru	0.1
Venezuela	0.1
Azerbaijan	0.1
Czech Republic	—
Romania	—
Singapore	—
Austria	—
Thailand	—
Senegal	—
Costa Rica	—
Togo	—
Ecuador	—
Armenia	—
Qatar	—
Japan	—
Bahrain	—
Isle of Man	—
El Salvador	—
Finland	—
Sri Lanka	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 5 Year Note	30	October 2021		3,714	2	(11)

Short Contracts
Euro Bund	(45)	September 2021	EUR	(7,726)	(29)	(51)
United States 10 Year Note	(684)	September 2021		(90,250)	(160)	(380)
United States 10 Year Ultra Bond	(625)	September 2021		(90,645)	(303)	(1,357)
United States Long Bond	(29)	September 2021		(4,556)	(19)	(105)
United States Ultra Bond	(229)	September 2021		(42,226)	(258)	(1,900)
					(769)	(3,793)

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
ITRAXX.EUR.XO.35 (Q)	5.00	06/20/26	(10,120)	1,487	26	99

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	07/02/21	USD	2,688	539	41
BRL/USD	JPM	07/02/21	USD	1,460	293	6
BRL/USD	SCB	08/03/21	USD	1,556	311	(5)
CLP/USD	GSC	07/09/21	USD	1,843,585	2,510	—
CLP/USD	GSC	08/05/21	USD	1,843,585	2,508	(4)
CLP/USD	GSC	09/15/21	USD	297,478	404	(10)
CNY/USD	JPM	07/02/21	USD	515	80	—
COP/USD	GSC	07/09/21	USD	7,009,820	1,867	(11)
COP/USD	GSC	08/05/21	USD	7,009,820	1,864	(21)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
COP/USD	JPM	09/15/21	USD	1,845,598	490	(22)
EGP/USD	GSC	05/25/22	USD	11,092	646	3
EUR/HUF	GSC	09/15/21	HUF	(71,367)	(241)	2
EUR/HUF	SSB	09/15/21	HUF	(52,336)	(176)	1
EUR/PLN	GSC	07/06/21	PLN	(2,404)	(630)	1
EUR/PLN	JPM	07/06/21	PLN	(1,421)	(372)	(4)
EUR/PLN	SSB	07/07/21	PLN	(2,428)	(636)	2
EUR/PLN	GSC	09/15/21	PLN	(1,538)	(403)	1
EUR/PLN	JPM	09/30/21	PLN	(862)	(226)	3
EUR/USD	GSC	07/06/21	USD	68	80	—
EUR/USD	JPM	07/06/21	USD	1,391	1,649	(15)
EUR/USD	JPM	07/06/21	USD	99	117	—
EUR/USD	SSB	07/06/21	USD	189	224	(1)
EUR/USD	GSC	07/19/21	USD	2,177	2,580	(55)
EUR/USD	JPM	07/19/21	USD	3,389	4,017	(99)
GBP/EUR	GSC	07/19/21	EUR	(340)	(403)	—
HUF/EUR	GSC	09/15/21	EUR	(157)	(187)	2
HUF/EUR	JPM	09/15/21	EUR	(187)	(222)	3
ILS/USD	GSC	09/10/21	USD	1,951	599	(2)
ILS/USD	SSB	09/10/21	USD	202	62	—
INR/USD	GSC	07/09/21	USD	91,125	1,225	(19)
INR/USD	GSC	08/05/21	USD	91,125	1,221	(1)
INR/USD	GSC	09/24/21	USD	28,027	373	(5)
KRW/USD	GSC	07/09/21	USD	690,175	613	(2)
KRW/USD	GSC	07/19/21	USD	768,179	682	(9)
KRW/USD	GSC	08/05/21	USD	690,175	613	2
KZT/USD	GSC	09/24/21	USD	165,798	380	5
MXN/USD	GSC	07/09/21	USD	59,218	2,968	5
MXN/USD	GSC	08/05/21	USD	59,218	2,958	(21)
MXN/USD	GSC	09/15/21	USD	3,316	165	(1)
MXN/USD	GSC	09/15/21	USD	5,013	249	—
MXN/USD	SSB	09/15/21	USD	4,574	227	1
MYR/USD	GSC	07/08/21	USD	1,540	371	(4)
PEN/USD	GSC	07/16/21	USD	908	236	(4)
PEN/USD	JPM	07/16/21	USD	781	203	2
PHP/USD	GSC	07/26/21	USD	8,832	181	—
PHP/USD	JPM	07/26/21	USD	10,930	224	—
PLN/EUR	GSC	07/06/21	EUR	(311)	(368)	4
PLN/EUR	JPM	07/06/21	EUR	(330)	(391)	3
PLN/EUR	SSB	07/06/21	EUR	(198)	(235)	1
PLN/EUR	GSC	07/07/21	EUR	(341)	(404)	(1)
PLN/EUR	SSB	07/07/21	EUR	(199)	(236)	(3)
PLN/EUR	GSC	09/15/21	EUR	(531)	(631)	(1)
RON/EUR	GSC	10/06/21	EUR	(496)	(588)	2
RUB/USD	GSC	07/09/21	USD	216,272	2,953	22
RUB/USD	GSC	07/16/21	USD	48,832	666	17
RUB/USD	GSC	08/05/21	USD	216,272	2,941	(38)
SGD/USD	GSC	07/12/21	USD	497	370	(6)
THB/USD	GSC	07/01/21	USD	12,621	394	(2)
THB/USD	GSC	07/01/21	USD	1	—	—
TWD/USD	GSC	07/09/21	USD	6,258	225	(2)
UAH/USD	GSC	07/22/21	USD	10,648	389	13
USD/BRL	JPM	07/02/21	BRL	(2,593)	(521)	(12)
USD/BRL	SCB	07/02/21	BRL	(1,556)	(312)	4
USD/BRL	GSC	08/03/21	BRL	(1,214)	(243)	2
USD/CLP	GSC	07/09/21	CLP	(1,843,585)	(2,510)	2
USD/CNH	SSB	07/02/21	CNH	(515)	(80)	1
USD/COP	GSC	07/09/21	COP	(7,009,820)	(1,867)	20
USD/EUR	GSC	07/06/21	EUR	(137)	(162)	1
USD/EUR	JPM	07/06/21	EUR	(1,084)	(1,285)	43
USD/EUR	SIC	07/06/21	EUR	(243)	(288)	2
USD/EUR	SSB	07/06/21	EUR	(282)	(334)	5
USD/EUR	JPM	07/19/21	EUR	(1,959)	(2,322)	27
USD/EUR	SSB	07/19/21	EUR	(11,924)	(14,132)	167
USD/EUR	JPM	08/04/21	EUR	(934)	(1,108)	5
USD/GBP	JPM	07/19/21	GBP	(784)	(1,082)	(1)
USD/GBP	SSB	07/19/21	GBP	(1,651)	(2,279)	(3)
USD/GBP	SSB	07/19/21	GBP	(210)	(290)	2
USD/INR	GSC	07/09/21	INR	(91,125)	(1,225)	—
USD/KRW	GSC	07/09/21	KRW	(690,175)	(613)	(2)
USD/MXN	GSC	07/09/21	MXN	(59,218)	(2,968)	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/RUB	GSC	07/09/21	RUB	(216,272)	(2,953)	37
USD/RUB	GSC	07/16/21	RUB	(22,545)	(307)	(1)
USD/SGD	JPM	07/12/21	SGD	(712)	(530)	2
USD/THB	GSC	07/01/21	THB	(12,623)	(394)	11
USD/TRY	SCB	09/22/21	TRY	(1,417)	(156)	(2)
USD/TWD	GSC	07/09/21	TWD	(8,775)	(315)	(1)
USD/TWD	JPM	07/09/21	TWD	(12,605)	(452)	2
USD/ZAR	GSC	07/06/21	ZAR	(5,414)	(378)	(3)
USD/ZAR	GSC	07/06/21	ZAR	(2,846)	(199)	3
USD/ZAR	JPM	07/06/21	ZAR	(1,795)	(125)	1
USD/ZAR	SSB	07/06/21	ZAR	(1,581)	(110)	1
USD/ZAR	GSC	07/09/21	ZAR	(19,625)	(1,370)	8
USD/ZAR	GSC	10/01/21	ZAR	(1,159)	(80)	—
ZAR/USD	GSC	07/06/21	USD	1,159	81	—
ZAR/USD	JPM	07/06/21	USD	7,405	517	(9)
ZAR/USD	JPM	07/06/21	USD	2,360	165	3
ZAR/USD	SSB	07/06/21	USD	712	50	—
ZAR/USD	GSC	07/09/21	USD	19,625	1,370	(40)
ZAR/USD	GSC	08/05/21	USD	19,625	1,366	(9)
					(2,123)	61

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (E)	3M LIBOR -0.55% (E)	GSC	09/22/21	56,318	—	250
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (E)	3M LIBOR +0.40% (E)	GSC	09/09/21	3,888	—	13
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (E)	3M LIBOR +0.40% (E)	GSC	09/09/21	3,243	—	11
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (E)	3M LIBOR +0.40% (E)	GSC	09/09/21	9,703	—	45
iShares iBoxx $ High Yield Corporate Bond ETF (E)	3M LIBOR -0.54% (E)	JPM	09/03/21	24,382	—	275
					—	594
INDEX
Neuberger Short Duration High Yield Alpha Index (E)	Federal Funds Effective Rate +0.65% (E)	GSC	02/15/29	7,366	—	89

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Basket Swap Agreements
Receiving Return of Reference Entity[2]	Counterparty	Rate Paid by Fund[2]	Expiration	Notional[1]	Net Value of Reference Entities ($)	Unrealized Appreciation (Depreciation) ($)
Corporate Bonds and Notes (E)	JPM	Federal Funds Effective Rate +0.54% (M)	02/24/28	14,254	14,266	12

	Coupon	Expiration	Shares	Value ($)
Reference Entity – Corporate Bonds and Notes
Consumer Services
Altice France Holding S.A.	8.13%	02/01/27	389	406
DISH DBS Corporation	5.90%	11/15/24	221	228
Frontier Communications Parent, Inc.	5.90%	10/15/27	220	226
Live Nation Entertainment, Inc.	4.75%	10/15/27	381	377
Radiate HoldCo, LLC	4.50%	09/15/26	344	340
				1,577
Consumer Discretionary
Carnival Corporation	7.63%	03/01/26	389	407
Carvana Co	5.50%	04/15/27	341	337
Eldorado Resorts, Inc.	6.25%	07/01/25	328	332
Golden Entertainment, Inc.	7.63%	04/15/26	220	224
Life Time, Inc.	5.75%	01/15/26	263	259
NCL Corporation Ltd.	3.63%	12/15/24	246	227
Scientific Games International, Inc.	8.63%	07/1/25	316	332
Six Flags Operations Inc.		07/31/24	232	224
				2,342
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Coupon	Expiration	Shares	Value ($)
Consumer Staples
Legends Hospitality Holding Company, LLC	5.00%	02/01/26	224	223
Energy
Antero Midstream Partners LP	7.88%	05/15/26	388	418
Ascent Resources - Utica, LLC	7.00%	11/01/26	151	151
Blue Racer Midstream, LLC	7.63%	12/15/25	220	228
Buckeye Partners, L.P.	4.13%	03/01/25	417	414
CSL Capital, LLC	7.13%	12/15/24	268	265
EQM Midstream Partners, LP	6.50%	07/01/27	209	225
Enlink Midstream, LLC	5.63%	01/15/28	146	148
New Fortress Energy Inc.	6.50%	09/30/26	347	338
NuStar Logistics, L.P.	5.75%	10/01/25	145	151
Range Resources Corporation	9.25%	02/01/26	244	259
TechnipFMC PLC	6.50%	02/01/26	252	260
				2,857
Financials
Alliant Holdings Intermediate, LLC	6.75%	10/15/27	262	263
Global Aviation Leasing Co., Ltd.	7.25%	09/15/24	356	341
Onemain Finance Corporation	3.50%	01/15/27	159	153
Trivium Packaging Finance B.V.	8.50%	08/15/27	142	148
USA Compression Finance Corp.	6.88%	04/01/26	149	149
				1,054
Health Care
Community Health Systems, Inc.	5.63%	03/15/27	328	334
Raptor Acq/Raptor Co-Iss	4.88%	11/01/26	235	228
Tenet Healthcare Corporation	6.25%	02/01/27	223	223
US Acute Care Solutions	6.38%	03/01/26	151	149
				934
Industrials
APX Group, Inc.	6.75%	02/15/27	403	411
American Airlines Group Inc.	3.75%	03/01/25	254	225
Garda World Security Corporation	4.63%	02/15/27	311	298
Harsco Corporation	5.75%	07/31/27	221	222
Prime Security Services Borrower, LLC	6.25%	01/15/28	327	333
Spirit AeroSystems, Inc.	7.50%	04/15/28	220	225
TransDigm Inc.	7.50%	03/15/27	219	223
TK Elevator U.S. Newco, Inc.	5.25%	07/15/27	333	335
United Airlines Pass Through Certificates, Series	4.38%	04/15/27	419	414
				2,686
Information Technology
Presidio Holdings, Inc.	4.88%	02/01/27	265	262
Materials
BCPE Empire Holdings Inc	7.63%	05/01/27	154	151
First Quantum Minerals Ltd	6.88%	10/15/27	253	264
Hudbay Minerals Inc.	4.50%	04/01/26	316	303
SPA Holdings 3	4.88%	02/04/28	233	225
				943
Real Estate
Iron Mountain Incorporated	4.88%	09/15/27	416	412
RHP Hotel Properties, LP	4.75%	10/15/27	231	226
Service Properties Trust	4.35%	01/01/24	312	301
				939
Utilities
Vistra Operations Company LLC	5.00%	07/31/27	457	449
Total Reference Entity – Corporate Bonds and Notes				14,266

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Corporate Bonds And Notes	—	428,269	—	428,269
Government And Agency Obligations	—	303,377	—	303,377
Senior Floating Rate Instruments[1]	—	67,015	—	67,015
Non-U.S. Government Agency Asset-Backed Securities	—	44,818	—	44,818
Short Term Investments	83,454	44,191	—	127,645
	83,454	887,670	—	971,124
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(1)	—	(1)
	—	(1)	—	(1)
Assets - Investments in Other Financial Instruments[2]
Centrally Cleared Credit Default Swap Agreements	—	99	—	99
Open Forward Foreign Currency Contracts	—	512	—	512
OTC Total Return Swap Agreements	—	695	—	695
	—	1,306	—	1,306
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3,804)	—	—	(3,804)
Open Forward Foreign Currency Contracts	—	(451)	—	(451)
	(3,804)	(451)	—	(4,255)

1 Unfunded commitments are not reflected in total investments in the Schedule if Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 42.2%
Mortgage-Backed Securities 27.1%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/48	218	230
4.00%, 09/01/48 - 07/01/50	11,910	12,672
2.50%, 02/01/51	22,908	23,798
Federal National Mortgage Association, Inc.
TBA, 2.00%, 08/15/36 (a)	2,000	2,060
4.00%, 03/01/47 - 07/01/50	8,885	9,457
3.50%, 03/01/48 - 02/01/50	10,405	10,959
4.50%, 10/01/48 - 04/01/49	6,728	7,226
3.00%, 03/01/50	5,783	6,085
TBA, 2.50%, 07/15/51 - 09/15/51 (a)	33,200	34,308
TBA, 4.00%, 07/15/51 - 08/15/51 (a)	226,599	241,465
TBA, 3.00%, 08/15/51 (a)	24,300	25,319
TBA, 3.50%, 08/15/51 (a)	77,000	81,091
		454,670
U.S. Treasury Inflation Indexed Securities 5.3%
Treasury, United States Department of
0.13%, 10/15/24 - 07/15/30 (b)	13,849	15,147
0.38%, 01/15/27 - 07/15/27 (b)	1,023	1,135
0.75%, 07/15/28 - 02/15/45 (b)	12,877	15,082
0.88%, 01/15/29 - 02/15/47 (b)	11,735	13,974
0.25%, 07/15/29 - 02/15/50 (b)	21,411	23,872
2.13%, 02/15/40 - 02/15/41 (b)	491	735
0.63%, 02/15/43 (b)	348	415
1.38%, 02/15/44 (b)	458	631
1.00%, 02/15/46 - 02/15/49 (b)	13,093	17,496
		88,487
U.S. Treasury Note 5.2%
Treasury, United States Department of
2.25%, 10/31/24 (c)	37,000	39,093
2.63%, 01/31/26	16,700	18,067
1.63%, 08/15/29	28,600	29,252
		86,412
Sovereign 4.5%
Abu Dhabi, Government of
3.88%, 04/16/50 (d)	700	806
Buenos Aires City S.A.
39.09%, (BADLAR + 5.00%), 01/23/22, ARS (e)	12,302	72
37.35%, (BADLAR + 3.25%), 03/29/24, ARS (e)	61,987	327
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (d)	7,960	2,574
6.35%, 08/12/28, PEN (f)	383	111
6.35%, 08/12/28, PEN (d)	5,301	1,540
5.94%, 02/12/29, PEN (d)	2,416	686
5.94%, 02/12/29, PEN	5,932	1,682
6.95%, 08/12/31, PEN (d)	2,291	669
6.15%, 08/12/32, PEN	9,393	2,551
5.40%, 08/12/34, PEN (d)	2,155	520
5.35%, 08/12/40, PEN (d)	1,522	351
Gobierno de la Provincia de Buenos Aires
37.91%, (BADLAR + 3.83%), 05/31/22, ARS (e)	20,024	112
37.85%, (BADLAR + 3.75%), 04/12/25, ARS (e) (f)	6,440	32
Gobierno de la Republica de Guatemala
5.38%, 04/24/32 (d)	200	231
6.13%, 06/01/50 (d)	200	243
Government of the Republic of Serbia
3.13%, 05/15/27, EUR (d)	554	730
Ministry of Defence State of Israel
3.80%, 05/13/60 (f)	2,434	2,755
4.50%, 04/03/20	700	884
Ministry of Diwan Amiri Affairs
5.10%, 04/23/48 (d)	200	265
4.40%, 04/16/50 (d)	1,200	1,459
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (f) (g) (h) (i)	300	12
Presidencia De La Nacion
36.10%, (BADLAR + 2.00%), 04/03/22, ARS (e)	77,405	442
34.07%, (BADLAR), 10/04/22, ARS (e)	154	1
15.50%, 10/17/26, ARS	63,437	149
1.00%, 07/09/29	563	213
0.13%, 07/09/30 - 07/09/46 (j)	17,810	6,213
Republica Bolivariana de Venezuela
0.00%, 05/07/23 - 12/09/49 (f) (g) (h) (i)	5,970	582
South Africa, Parliament of
10.50%, 12/21/27, ZAR	377,200	29,954
4.85%, 09/30/29	1,000	1,060
8.00%, 01/31/30, ZAR	10,200	676
8.25%, 03/31/32, ZAR	12,200	778
8.88%, 02/28/35, ZAR	8,800	558
8.75%, 02/28/49, ZAR	5,800	343
5.75%, 09/30/49	1,000	1,021
Turkiye Cumhuriyeti Basbakanlik
7.25%, 12/23/23	400	431
5.60%, 11/14/24	2,800	2,876
4.25%, 03/13/25	4,000	3,921
4.63%, 03/31/25, EUR	1,500	1,845
7.63%, 04/26/29 (k)	2,130	2,332
5.25%, 03/13/30 (k)	3,400	3,222
5.75%, 05/11/47	800	683
		75,912
Treasury Inflation Indexed Securities 0.1%
Presidencia De La Nacion
1.00%, 08/05/21, ARS (l)	16,353	160
0.00%, 03/31/22, ARS (l) (m)	333,730	2,188
		2,348
Municipal 0.0%
Puerto Rico, Commonwealth of
0.00%, 07/01/23 - 07/01/41 (g) (h)	410	363
U.S. Treasury Bond 0.0%
Treasury, United States Department of
3.00%, 08/15/48	30	36
Total Government And Agency Obligations (cost $711,871)		708,228
CORPORATE BONDS AND NOTES 36.0%
Financials 13.2%
Ally Financial Inc.
8.00%, 11/01/31	406	584
Ambac LSNI, LLC
6.00%, (3 Month USD LIBOR + 5.00%), 02/12/23 (d) (e)	973	973
Aviation Capital Group LLC
2.88%, 01/20/22 (d)	120	121
Avolon Holdings Funding Limited
5.50%, 01/15/23 (d)	198	210
5.25%, 05/15/24 (d)	117	129
3.25%, 02/15/27 (d)	121	125
Banco Bradesco S.A.
2.85%, 01/27/23 (d)	565	577
Banco de Credito del Peru
4.65%, 09/17/24, PEN (d)	1,800	479
Banco Santander, S.A.
6.25%, (100, 09/11/21), EUR (f) (n) (o)	200	239
Barclays PLC
6.38%, (100, 12/15/25), GBP (f) (n)	3,480	5,368
7.13%, (100, 06/15/25), GBP (n) (o)	600	946
7.25%, (100, 03/15/23), GBP (f) (n) (o)	2,900	4,317
7.75%, (100, 09/15/23) (n) (o)	5,700	6,213
7.88%, (100, 03/15/22) (f) (n) (o)	400	418
7.88%, (100, 09/15/22), GBP (f) (n) (o)	200	296
7.63%, 11/21/22	220	240
4.97%, 05/16/29 (o)	200	233
BGC Partners, Inc.
3.75%, 10/01/24 (p)	162	172
BTG Pactual Holding S.A.
4.50%, 01/10/25 (d)	500	524
China Construction Bank (New Zealand) Limited
0.88%, (3 Month USD LIBOR + 0.75%), 12/20/21 (e) (f)	1,900	1,900

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
China Construction Bank Corporation
0.88%, (3 Month USD LIBOR + 0.75%), 09/24/21 (e) (f)	4,700	4,704
CIT Bank, National Association
2.97%, 09/27/25	350	367
CPI Property Group
1.63%, 04/23/27, EUR (f) (p)	300	365
Credit Suisse AG
3.00%, 11/12/21, CHF (i) (o)	800	968
Credit Suisse Group AG
6.25%, (100, 12/18/24) (d) (n) (o)	200	219
7.13%, (100, 07/29/22) (f) (n) (o)	200	209
7.25%, (100, 09/12/25) (d) (n)	200	226
7.50%, (100, 07/17/23) (f) (n)	3,300	3,583
7.50%, (100, 07/17/23) (d) (n)	1,100	1,194
7.50%, (100, 12/11/23) (d) (n) (o)	2,600	2,883
6.50%, 08/08/23 (f)	200	221
6.50%, 08/08/23 (d) (o)	1,800	1,991
3.09%, 05/14/32 (d)	1,250	1,288
DAE Funding LLC
4.50%, 08/01/22 (d)	750	752
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	10,393	10,497
3.96%, 11/26/25	6,550	7,081
3.04%, 05/28/32 (o)	9,500	9,653
Fairfax Financial Holdings Limited
4.85%, 04/17/28	56	64
4.63%, 04/29/30	176	202
Ford Motor Credit Company LLC
3.81%, 10/12/21	820	826
0.00%, (3 Month EURIBOR + 0.37%), 12/01/21, EUR (e)	600	710
5.60%, 01/07/22	1,300	1,327
3.22%, 01/09/22	1,100	1,111
3.34%, 03/28/22	2,000	2,029
2.98%, 08/03/22	400	405
3.55%, 10/07/22	928	953
3.09%, 01/09/23	1,000	1,021
1.39%, (3 Month USD LIBOR + 1.24%), 02/15/23 (e)	1,100	1,096
4.14%, 02/15/23	300	311
3.81%, 01/09/24	300	314
2.75%, 06/14/24, GBP	1,900	2,660
1.74%, 07/19/24, EUR	800	960
0.16%, (3 Month EURIBOR + 0.70%), 12/01/24, EUR (e)	100	115
5.13%, 06/16/25	4,800	5,284
3.25%, 09/15/25, EUR	1,100	1,395
3.38%, 11/13/25	8,300	8,607
2.33%, 11/25/25, EUR	1,700	2,079
HSBC Holdings PLC
4.70%, (100, 03/09/31) (n) (o)	8,400	8,700
4.75%, (100, 07/04/29), EUR (f) (n) (o)	1,060	1,419
5.88%, (100, 09/28/26), GBP (n) (o)	400	618
6.00%, (100, 09/29/23), EUR (f) (n) (o)	200	259
6.50%, (100, 03/23/28) (n) (o)	610	701
3.97%, 05/22/30	600	671
2.85%, 06/04/31 (o)	5,040	5,201
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch
0.88%, (3 Month USD LIBOR + 0.75%), 12/21/21 (e) (f)	1,000	1,001
ING Groep N.V.
4.88%, (100, 05/16/29) (f) (n) (o)	3,424	3,578
5.75%, (100, 11/16/26) (n) (o)	800	886
6.88%, (100, 04/16/22) (f) (n) (o)	200	208
Intesa Sanpaolo S.p.A.
7.75%, (100, 01/11/27), EUR (f) (n) (o)	8,300	12,021
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (e) (f) (n) (o)	200	261
6.75%, (100, 06/27/26) (n) (o)	8,500	9,786
7.50%, (100, 06/27/24) (n) (o)	1,500	1,730
7.63%, (100, 06/27/23), GBP (f) (n) (o)	1,650	2,492
7.88%, (100, 06/27/29), GBP (f) (n) (o)	1,800	3,164
4.00%, 03/07/25, AUD (f)	400	327
Nationwide Building Society
10.25%, GBP (n)	445	1,146
4.30%, 03/08/29 (d)	1,600	1,811
NatWest Group PLC
6.00%, (100, 12/29/25) (n) (o)	5,884	6,561
NatWest Markets PLC
8.00%, (100, 08/10/25) (n) (o)	300	355
Navient Corporation
6.50%, 06/15/22	1,199	1,250
QNB Finance Ltd
1.76%, (3 Month USD LIBOR + 1.57%), 07/19/21 (e) (f)	400	400
Rio Oil Finance Trust
9.25%, 07/06/24 (f) (j)	107	118
8.20%, 04/06/28 (d)	240	278
Santander Holdings USA, Inc.
4.40%, 07/13/27	20	22
Santander UK Group Holdings PLC
6.75%, (100, 06/24/24), GBP (f) (n) (o)	2,780	4,279
7.38%, (100, 06/24/22), GBP (f) (n) (o)	600	873
3.82%, 11/03/28 (o)	1,800	1,976
Sitka Holdings LLC
0.00%, (3 Month USD LIBOR + 0.05%), 07/06/26 (e)	975	974
SLM Corporation
7.25%, 01/25/22	3,650	3,781
5.50%, 01/25/23	1,590	1,676
Societe Generale
6.75%, (100, 04/06/28) (d) (n)	200	226
7.38%, (100, 09/13/21) (d) (n) (o)	1,400	1,490
Springleaf Finance Corporation
6.13%, 05/15/22 - 03/15/24	5,775	6,021
5.63%, 03/15/23	2,745	2,937
State Bank of India
4.00%, 01/24/22 (d)	1,550	1,576
Stichting AK Rabobank Certificaten II
0.00%, EUR (e) (f) (j) (n)	2,714	4,325
Syngenta Finance N.V.
4.89%, 04/24/25 (d) (p)	943	1,044
5.18%, 04/24/28 (d) (p)	200	229
The Charles Schwab Corporation
5.38%, (100, 06/01/25) (n)	287	318
The Royal Bank of Scotland Group Public Limited Company
8.63%, (100, 08/15/21) (n) (o)	3,700	3,732
4.89%, 05/18/29 (o)	200	234
5.08%, 01/27/30 (o)	2,800	3,311
4.45%, 05/08/30 (o)	2,000	2,286
UBS Group AG
7.13%, (100, 08/10/21) (f) (n) (o)	1,900	1,912
UniCredit S.p.A.
6.75%, (100, 09/10/21), EUR (f) (n) (o)	500	599
9.25%, (100, 06/03/22), EUR (n) (o)	300	380
7.83%, 12/04/23 (d)	6,140	7,085
Voyager Aviation Holdings, LLC
8.50%, 05/10/26 (d)	766	693
Wells Fargo & Company
3.90%, (100, 03/15/26) (n)	3,300	3,408
		222,063
Communication Services 4.0%
Altice France Holding S.A.
8.13%, 02/01/27 (d)	300	327
AT&T Inc.
3.65%, 06/01/51	300	313
3.85%, 06/01/60	220	232
CCO Holdings, LLC
4.75%, 03/01/30 (d)	478	505
4.50%, 08/15/30 (d)	449	468
CenturyLink, Inc.
4.00%, 02/15/27 (d)	176	180
Charter Communications Operating, LLC
4.80%, 03/01/50	438	503
4.40%, 12/01/61	3,600	3,861

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Connect Finco SARL
6.75%, 10/01/26 (d)	148	157
iHeartCommunications, Inc.
6.38%, 05/01/26	1,100	1,170
Intelsat (Luxembourg) S.A.
0.00%, 06/01/49 (g) (h)	618	21
Intelsat Connect Finance S.A.
0.00%, 02/15/23 (d) (g) (h)	200	67
Intelsat Jackson Holdings S.A.
0.00%, 08/01/23 (g) (h)	3,661	2,098
8.00%, 02/15/24 (d)	1,309	1,353
0.00%, 10/15/24 - 07/15/25 (d) (g) (h)	9,286	5,441
Level 3 Financing, Inc.
3.88%, 11/15/29 (d)	1,350	1,448
Netflix, Inc.
5.50%, 02/15/22	1,072	1,103
3.63%, 05/15/27 - 06/15/30, EUR (f)	9,311	13,011
4.63%, 05/15/29, EUR (f)	500	739
3.88%, 11/15/29, EUR (f)	809	1,153
5.38%, 11/15/29 (d)	118	143
4.88%, 06/15/30 (d)	300	357
Sprint Corporation
7.25%, 09/15/21	5,568	5,638
6.00%, 11/15/22	100	106
7.88%, 09/15/23	13,246	15,058
7.13%, 06/15/24	1,600	1,849
7.63%, 03/01/26	47	57
Sprint Spectrum Co LLC
5.15%, 03/20/28 (d)	1,440	1,661
Univision Communications Inc.
5.13%, 02/15/25 (d)	635	648
9.50%, 05/01/25 (d)	205	226
Windstream Escrow, LLC
7.75%, 08/15/28 (d) (k)	6,439	6,665
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (d)	1,330	1,321
		67,879
Consumer Discretionary 3.9%
AA Bond Co Limited
2.88%, 01/31/22, GBP (f) (j)	200	277
Colt Merger Sub, Inc.
5.75%, 07/01/25 (d)	4,236	4,464
Dakota Merger Sub, Inc.
7.75%, 09/01/23 (d)	996	1,025
Expedia Group, Inc.
6.25%, 05/01/25 (d)	356	414
4.63%, 08/01/27 (p)	1,400	1,582
GLP Financing, LLC
5.25%, 06/01/25	54	61
5.30%, 01/15/29	268	313
Hilton Domestic Operating Company Inc.
4.00%, 05/01/31 (d)	9,000	9,089
Hyatt Hotels Corporation
3.13%, (3 Month USD LIBOR + 3.00%), 09/01/22 (e) (p)	1,000	1,006
InterContinental Hotels Group PLC
2.13%, 08/24/26, GBP (f) (p)	1,528	2,144
2.13%, 05/15/27, EUR (f)	1,400	1,783
Las Vegas Sands Corp.
3.90%, 08/08/29	1,300	1,385
Marriott International, Inc.
4.63%, 06/15/30 (p)	66	76
MGM China Holdings Limited
5.88%, 05/15/26 (d)	1,200	1,258
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (j)	133	200
Nissan Motor Acceptance Corporation
1.90%, 09/14/21 (d)	47	47
1.08%, (3 Month USD LIBOR + 0.89%), 01/13/22 (d) (e)	26	26
2.00%, 03/09/26 (d)	600	603
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (d)	2,000	2,133
2.65%, 03/17/26, EUR (d)	5,000	6,451
4.35%, 09/17/27 (d)	4,300	4,725
4.81%, 09/17/30 (d)	300	339
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (d)	58	59
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (d)	954	1,088
11.50%, 06/01/25 (d)	4,072	4,694
Sands China Ltd.
4.60%, 08/08/23 (p)	400	425
5.13%, 08/08/25 (p)	6,033	6,754
3.80%, 01/08/26 (p)	400	428
5.40%, 08/08/28 (p)	2,000	2,324
4.38%, 06/18/30 (p)	1,600	1,738
The Gap, Inc.
8.63%, 05/15/25 (d)	1,442	1,581
8.88%, 05/15/27 (d)	736	852
Vail Resorts, Inc.
6.25%, 05/15/25 (d)	92	98
Wyndham Destinations, Inc.
4.25%, 03/01/22	10	10
Wynn Las Vegas, LLC
5.25%, 05/15/27 (d)	4,300	4,618
Wynn Macau, Limited
5.13%, 12/15/29 (d)	1,400	1,442
		65,512
Energy 3.2%
Enable Midstream Partners, LP
4.95%, 05/15/28	57	65
Gaz Capital S.A.
2.95%, 01/24/24, EUR (f)	4,380	5,451
4.95%, 03/23/27 (f)	800	894
Gaz Finance PLC
3.00%, 06/29/27 (f)	200	203
2.95%, 01/27/29 (d)	6,400	6,290
Occidental Petroleum Corporation
1.61%, (3 Month USD LIBOR + 1.45%), 08/15/22 (e)	10,281	10,268
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/21 (f)	12	12
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (f)	8	8
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/37 (f) (g) (h) (i)	1,290	51
Petroleos Mexicanos
2.75%, 04/21/27, EUR (f)	100	110
Petróleos Mexicanos
6.49%, 01/23/27	180	190
6.50%, 03/13/27 - 01/23/29	5,745	5,972
5.35%, 02/12/28	2,804	2,759
6.84%, 01/23/30	2,796	2,884
5.95%, 01/28/31	1,180	1,145
7.69%, 01/23/50	270	260
6.95%, 01/28/60	1,514	1,341
Qatar Petroleum
2.25%, 07/12/31 (d)	2,700	2,671
3.13%, 07/12/41 (d)	4,500	4,483
3.30%, 07/12/51 (d)	4,200	4,200
Sinopec Group Overseas Development (2012) Limited
3.90%, 05/17/22 (f)	2,400	2,466
Sinopec Group Overseas Development (2017) Limited
2.50%, 09/13/22 (f)	700	713
Topaz Solar Farms LLC
4.88%, 09/30/39 (d)	69	76
5.75%, 09/30/39 (d)	744	861
Transocean Guardian Limited
5.88%, 01/15/24 (d)	28	27
Transocean Inc
7.25%, 11/01/25 (d)	150	130
7.50%, 01/15/26 (d)	259	223
8.00%, 02/01/27 (d)	340	285
Valaris Limited
8.25%, 04/30/28 (d) (q)	16	17
Valaris PLC
8.25%, 04/30/28 (q)	21	22

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Western Midstream Operating, LP
2.29%, (3 Month USD LIBOR + 0.85%), 01/13/23 (e) (p)	124	124
		54,201
Health Care 2.7%
Centene Corporation
4.25%, 12/15/27	164	173
2.45%, 07/15/28	3,900	3,951
Community Health Systems, Inc.
6.63%, 02/15/25 (d)	11,729	12,397
8.00%, 03/15/26 (d)	1,134	1,222
5.63%, 03/15/27 (d)	4,810	5,133
4.75%, 02/15/31 (d)	1,300	1,305
Legacy Lifepoint Health, LLC
9.75%, 12/01/26 (d)	6,500	7,001
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (d)	113	121
7.25%, 02/01/28 (d)	278	304
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (d)	5,000	5,415
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (d)	3,700	4,064
Teva Pharmaceutical Finance Netherlands II B.V.
3.25%, 04/15/22, EUR	400	478
6.00%, 01/31/25, EUR (f)	300	383
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	1,895	1,893
Teva Pharmaceutical Industries Ltd
2.95%, 12/18/22	760	763
		44,603
Utilities 2.6%
Edison International
5.75%, 06/15/27	177	202
Pacific Gas And Electric Company
3.25%, 06/15/23	2,792	2,888
4.25%, 08/01/23 - 03/15/46	5,580	5,790
3.40%, 08/15/24	721	756
3.50%, 06/15/25 (k)	577	606
3.45%, 07/01/25	963	1,009
2.95%, 03/01/26	690	705
3.30%, 03/15/27 - 12/01/27	1,347	1,384
3.00%, 06/15/28	3,343	3,361
3.75%, 07/01/28 (k)	976	1,026
4.55%, 07/01/30	7,254	7,760
4.50%, 07/01/40 - 12/15/41	888	885
4.45%, 04/15/42	237	235
3.75%, 08/15/42	38	35
4.60%, 06/15/43	108	108
4.75%, 02/15/44	209	212
4.30%, 03/15/45	11,143	10,726
4.00%, 12/01/46	30	28
3.95%, 12/01/47	700	651
4.95%, 07/01/50	3,529	3,631
San Diego Gas & Electric Company
3.75%, 06/01/47	6	7
Southern California Edison Company
6.65%, 04/01/29	50	62
4.88%, 03/01/49	500	593
Southern California Gas Company
5.13%, 11/15/40	194	254
		42,914
Industrials 2.5%
BOC Aviation Limited
1.27%, (3 Month USD LIBOR + 1.13%), 09/26/23 (d) (e)	200	201
Bombardier Inc.
6.00%, 10/15/22 (d)	1,312	1,314
6.13%, 01/15/23 (d)	5,317	5,612
7.50%, 03/15/25 (d)	31	32
7.88%, 04/15/27 (d)	515	534
Cellnex Finance Company, S.A.
3.88%, 07/07/41 (d)	6,000	6,008
DAE Funding LLC
5.25%, 11/15/21 (d)	1,119	1,134
5.00%, 08/01/24 (d)	1,605	1,646
Delta Air Lines, Inc.
7.00%, 05/01/25 (d)	1,904	2,226
Empresa de Transporte de Pasajeros Metro S.A.
4.70%, 05/07/50 (d)	400	451
F-Brasile S.P.A.
7.38%, 08/15/26 (d)	100	103
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (d)	736	764
General Electric Capital Corporation
6.88%, 01/10/39	5	7
General Electric Company
3.45%, (3 Month USD LIBOR + 3.33%), (100, 09/15/21) (e) (n)	1,468	1,439
Indian Railway Finance Corporation Limited
3.25%, 02/13/30 (d)	400	406
Park Aerospace Holdings Limited
5.25%, 08/15/22 (d)	2,806	2,938
4.50%, 03/15/23 (d)	4,325	4,547
PT Pelabuhan Indonesia III (Persero)
4.50%, 05/02/23 (f)	500	531
Rolls-Royce Group PLC
5.75%, 10/15/27, GBP (f)	200	302
Southwest Airlines Co.
5.13%, 06/15/27	411	484
The Boeing Company
5.04%, 05/01/27 (p)	793	916
5.15%, 05/01/30 (p)	1,285	1,522
5.71%, 05/01/40 (p)	1,929	2,486
5.81%, 05/01/50 (p)	1,497	2,019
5.93%, 05/01/60 (p)	2,230	3,082
TransDigm Inc.
5.50%, 11/15/27	114	119
Triumph Group, Inc.
6.25%, 09/15/24 (d)	121	123
United Airlines Pass Through Trust
4.38%, 04/15/26 (d)	300	311
		41,257
Information Technology 1.7%
Broadcom Inc.
3.46%, 09/15/26	2,828	3,078
3.88%, 01/15/27	1,745	1,928
4.11%, 09/15/28	1,494	1,682
5.00%, 04/15/30	26	31
4.15%, 11/15/30	819	918
2.45%, 02/15/31 (d)	1,400	1,375
4.30%, 11/15/32	859	978
2.60%, 02/15/33 (d)	2,000	1,959
3.42%, 04/15/33 (d)	300	316
3.47%, 04/15/34 (d)	2,845	3,003
3.50%, 02/15/41 (d)	1,800	1,848
3.75%, 02/15/51 (d)	700	731
Citrix Systems, Inc.
3.30%, 03/01/30	192	202
Commscope Finance LLC
8.25%, 03/01/27 (d)	8,000	8,557
Corning Incorporated
5.45%, 11/15/79	146	205
Leidos, Inc.
4.38%, 05/15/30 (p)	58	66
Micron Technology, Inc.
5.33%, 02/06/29	202	244
NXP B.V.
4.30%, 06/18/29 (d)	360	413
Oracle Corporation
4.00%, 07/15/46	66	72
3.85%, 04/01/60	234	249
PTC Inc.
3.63%, 02/15/25 (d)	90	93
		27,948
Real Estate 1.1%
American Homes 4 Rent, L.P.
2.38%, 07/15/31	1,100	1,084

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
3.38%, 07/15/51	500	490
CBL & Associates Limited Partnership
0.00%, 12/15/26 (g) (h)	22	12
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (d)	5,000	5,172
EPR Properties
4.75%, 12/15/26	32	35
4.95%, 04/15/28	90	97
Kennedy Wilson Europe Real Est PLC
3.95%, 06/30/22, GBP (f)	1,661	2,343
3.25%, 11/12/25, EUR (f)	3,000	3,823
Lexington Realty Trust
2.70%, 09/15/30	734	746
MPT Operating Partnership, L.P.
2.55%, 12/05/23, GBP	300	425
3.69%, 06/05/28, GBP	300	441
Newmark Group, Inc.
6.13%, 11/15/23 (p)	262	288
Omega Healthcare Investors, Inc.
3.63%, 10/01/29	184	197
Physicians Realty L.P.
3.95%, 01/15/28	56	61
Sabra Health Care Limited Partnership
4.80%, 06/01/24	63	69
3.90%, 10/15/29	46	49
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	14	14
Starwood Property Trust, Inc.
5.00%, 12/15/21	100	101
Uniti Group Inc.
7.88%, 02/15/25 (d)	3,171	3,396
6.50%, 02/15/29 (d)	507	509
		19,352
Consumer Staples 0.8%
Kraft Heinz Foods Company
3.88%, 05/15/27	1,353	1,487
4.25%, 03/01/31	5,357	6,097
5.50%, 06/01/50	4,430	5,781
		13,365
Sovereign 0.2%
Export-Import Bank of India
1.17%, (3 Month USD LIBOR + 1.02%), 03/28/22 (e)	2,600	2,600
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (d)	200	217
		2,817
Materials 0.1%
Vale Overseas Ltd
6.25%, 08/10/26	370	445
6.88%, 11/21/36 - 11/10/39	420	582
		1,027
Total Corporate Bonds And Notes (cost $583,250)		602,938
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 28.6%
Accredited Mortgage Loan Trust
Series 2006-A4-2, REMIC, 0.35%, (1 Month USD LIBOR + 0.26%), 09/25/36 (e) (j)	11,282	11,064
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 1.11%, (1 Month USD LIBOR + 1.02%), 04/25/34 (e) (j)	5,514	5,425
Alba PLC
Series 2006-D-2, 0.54%, (3 Month GBP LIBOR + 0.46%), 12/15/38, GBP (e) (f)	1,346	1,715
Albacore Euro CLO I Designated Activity Company
Series A-1A, 1.53%, (3 Month EURIBOR + 1.53%), 07/18/31, EUR (d) (e)	8,070	9,565
Alternative Loan Trust
Series 2005-B1-J4, REMIC, 2.12%, (1 Month USD LIBOR + 2.03%), 07/25/35 (e) (j)	3,224	3,238
Series 2005-A3-38, REMIC, 0.79%, (1 Month USD LIBOR + 0.70%), 09/25/35 (e) (j)	315	295
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	929	844
Series 2005-2A3A-AR1, REMIC, 0.79%, (1 Month USD LIBOR + 0.70%), 10/25/35 (e) (j)	9,335	8,686
Series 2005-1A1-59, REMIC, 0.75%, (1 Month USD LIBOR + 0.66%), 11/20/35 (e) (j)	2,173	2,080
Series 2005-A1-81, REMIC, 0.65%, (1 Month USD LIBOR + 0.56%), 02/25/36 (e) (j)	1,016	899
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,215	2,430
Series 2006-1A1A-OA17, REMIC, 0.29%, (1 Month USD LIBOR + 0.20%), 12/20/46 (e) (j)	1,998	1,703
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	2,035	2,004
Ameriquest Mortgage Securities Inc.
Series 2004-A4-R2, REMIC, 0.87%, (1 Month USD LIBOR + 0.78%), 04/25/34 (e) (j)	210	208
ASSURANT CLO I LTD
Series 2017-A-1A, 1.44%, (3 Month USD LIBOR + 1.25%), 10/22/29 (e)	2,100	2,101
Atrium XII LLC
Series AR-12A, 1.01%, (3 Month USD LIBOR + 0.83%), 04/22/27 (e)	5,072	5,069
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 0.64%, (3 Month USD LIBOR + 0.45%), 10/11/42 (d) (e)	7,958	6,900
BAMLL Commercial Mortgage Securities Trust
Series 2019-A-AHT, REMIC, 1.27%, (1 Month USD LIBOR + 1.20%), 03/15/34 (e)	7,010	7,010
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 0.77%, (1 Month USD LIBOR + 0.68%), 02/20/35 (e) (j)	4,750	4,682
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	525	542
BBCMS Trust
Series 2018-D-RRI, REMIC, 2.12%, (1 Month USD LIBOR + 2.05%), 02/15/33 (e)	391	392
Series 2018-E-RRI, REMIC, 3.17%, (1 Month USD LIBOR + 3.10%), 02/15/33 (e)	2,600	2,612
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (e)	4,357	3,095
Bear Stearns ALT-A Trust
Series 2005-12A1-8, REMIC, 0.63%, (1 Month USD LIBOR + 0.54%), 10/25/35 (e) (j)	3,900	3,804
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (e)	6,296	1,297
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 0.33%, (1 Month USD LIBOR + 0.24%), 07/25/36 (e) (j)	7,130	5,972
CBAM 2018-5 Ltd
Series 2018-A-5A, 1.21%, (3 Month USD LIBOR + 1.02%), 04/17/31 (e)	1,100	1,100
C-BASS Mortgage Loan Asset-Backed Certificates
Series 2006-A2C-CB8, REMIC, 0.39%, (1 Month USD LIBOR + 0.15%), 10/25/36 (e) (j)	7,295	6,634
Chevy Chase Funding LLC
Series 2004-A1-1A, REMIC, 0.89%, (1 Month USD LIBOR + 0.28%), 01/25/35 (d) (e) (j)	430	410
CHL Mortgage Pass-Through Trust
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,451	911
Citigroup Commercial Mortgage Trust
Series 2018-A1-B2, REMIC, 2.86%, 01/12/23	407	413
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,945
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	3,846	3,928
Series 2013-1A4-2, REMIC, 2.84%, 11/25/37 (e)	5,776	5,147
COMM Mortgage Trust
Series 2013-ASB-CR10, REMIC, 3.80%, 04/12/23	260	269
Commonbond Student Loan Trust
Series 2020-A-AGS, 1.98%, 08/25/50	6,472	6,546
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	3,338	1,719
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.32%, 08/26/36 (e)	2,823	2,796
Crestline Denali CLO Ltd
Series 2013-A1LR-1A, 1.23%, (3 Month USD LIBOR + 1.05%), 10/26/27 (d) (e)	4,243	4,243

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
CSMC Mortgage-Backed Trust
Series 2009-1A2-5R, REMIC, 2.66%, 06/26/36 (e)	3,053	2,725
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	559	433
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-18, REMIC, 0.25%, (1 Month USD LIBOR + 0.16%), 05/25/33 (e) (j)	167	165
Series 2006-2A4-20, REMIC, 0.32%, (1 Month USD LIBOR + 0.23%), 09/25/35 (e) (j)	14,200	13,156
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 0.23%, (1 Month USD LIBOR + 0.14%), 05/25/35 (e) (j)	1,334	1,286
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 1.37%, (1 Month USD LIBOR + 1.28%), 07/25/34 (e) (j)	819	804
Series 2004-M4-AB2, REMIC, 1.37%, (1 Month USD LIBOR + 1.28%), 11/25/34 (e) (j)	2,218	1,896
Series 2005-MV6-7, REMIC, 1.29%, (1 Month USD LIBOR + 1.20%), 08/25/35 (e) (j)	4,000	3,903
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 04/25/46 (e) (j)	3,260	2,815
Dukinfield II PLC
Series A-2, 1.33%, (3 Month GBP LIBOR + 1.25%), 12/20/52, GBP (e) (f) (j)	2,409	3,331
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (e)	1,031	1,040
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 1.07%, (1 Month USD LIBOR + 0.98%), 01/25/36 (e) (j)	5,905	5,558
Eurosail PLC
Series 2007-A3A-6NCX, 0.78%, (3 Month GBP LIBOR + 0.70%), 09/13/45, GBP (e) (f)	43	58
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 0.63%, (3 Month GBP LIBOR + 0.55%), 06/13/45, GBP (e) (f)	11,954	14,804
Extended Stay America, Inc.
Series 2021-A-ESH, REMIC, 0.00%, 07/17/23 (e)	12,900	12,936
Fremont Home Loan Trust
Series 2006-1A1-E, REMIC, 0.23%, (1 Month USD LIBOR + 0.14%), 01/25/37 (e) (j)	17,307	11,264
Galaxy XV CLO Ltd
Series 2013-ARR-15A, 1.06%, (3 Month USD LIBOR + 0.97%), 10/15/30 (e)	7,000	7,000
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 0.78%, (1 Month USD LIBOR + 0.69%), 10/25/35 (e) (j)	8,579	8,060
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 0.63%, (1 Month USD LIBOR + 0.54%), 03/25/36 (e) (j)	3,518	2,148
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 5.28%, 04/28/37 (e)	23,547	9,478
GSR Mortgage Loan Trust
Series 2004-1AF-4, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 06/25/34 (e)	5,142	4,518
Series 2004-M2-10, REMIC, 4.56%, 08/25/34 (e) (j)	2,993	3,064
Harborview Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 07/21/36 (e) (j)	4,991	3,272
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/22	361	349
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.10%, (SONIA + 1.05%), 05/25/53, GBP (d) (e) (j)	7,075	9,814
Hildene TruPS Securitization Ltd
Series 2019-A1-2, 1.91%, (3 Month USD LIBOR + 1.76%), 05/23/39 (e)	10,626	10,634
ican fund
Series 2000-2A-1, REMIC, 0.73%, (1 Month USD LIBOR + 0.64%), 03/25/30 (e)	1,432	1,321
IndyMac INDX Mortgage Loan Trust
Series 2006-3A1-AR11, REMIC, 3.01%, 06/25/36 (e)	2,611	2,156
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 05/25/35 (e)	1,140	760
J.P. Morgan Alternative Loan Trust
Series 2006-1A1-A5, REMIC, 0.41%, (1 Month USD LIBOR + 0.32%), 10/25/36 (e) (j)	1,425	1,349
J.P. Morgan Mortgage Acquisition Corp.
Series 2005-M6-FLD1, REMIC, 1.17%, (1 Month USD LIBOR + 1.08%), 07/25/35 (e)	9,000	8,883
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (e)	2,600	2,875
LP Credit Card ABS Master Trust
Series 2018-A-1, 1.64%, (1 Month USD LIBOR + 1.55%), 08/20/24 (e) (j)	419	419
Mansard Mortgages PLC
Series 2006-B1-1X, 1.18%, (3 Month GBP LIBOR + 1.10%), 10/15/48, GBP (e) (f)	4,515	6,058
Marlette Funding Trust
Series 2019-A-2A, 3.13%, 11/15/21	153	154
Series 2019-A-1A, 3.44%, 04/16/29	143	143
MASTR Adjustable Rate Mortgages Trust
Series 2004-M2-11, REMIC, 1.69%, (1 Month USD LIBOR + 1.60%), 11/25/34 (e) (j)	2,640	2,685
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 0.99%, (1 Month USD LIBOR + 0.90%), 01/25/35 (e) (j)	8,200	8,160
Metal LLC
Series 2017-A-1, 4.58%, 10/15/24 (d) (j)	1,221	1,076
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,955
Morgan Stanley Resecuritization Trust
Series 2014-2AD-R3, REMIC, 3.74%, 07/28/48 (e)	5,881	5,902
Navient Funding, LLC
Series 2006-A5-B, REMIC, 0.39%, (3 Month USD LIBOR + 0.27%), 03/15/22 (e)	2,011	1,978
Newgate Funding PLC
Series 2007-A3-2X, 0.24%, (3 Month GBP LIBOR + 0.16%), 12/15/50, GBP (e) (f)	4,715	6,285
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 0.27%, (1 Month USD LIBOR + 0.18%), 03/25/37 (e) (j)	43,278	20,292
OZLM Funding Ltd
Series 2012-A1R3-1A, REMIC, 1.15%, (3 Month USD LIBOR + 0.97%), 07/23/29 (e)	7,050	7,045
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 0.96%, (3 Month USD LIBOR + 0.80%), 02/22/28 (e)	4,478	4,478
Palmer Square Loan Funding Ltd
Series 2018-A1-4A, 1.06%, (3 Month USD LIBOR + 0.90%), 11/16/26 (d) (e)	78	78
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 1.13%, (1 Month USD LIBOR + 1.04%), 05/25/35 (e) (j)	4,461	4,213
People's Choice Home Loan Securities Trust Series
Series 2005-M3-3, REMIC, 0.95%, (1 Month USD LIBOR + 0.86%), 08/25/35 (e) (j)	6,543	6,540
PFP 2019-6, Ltd.
Series 2019-A-6, 1.13%, (1 Month USD LIBOR + 1.05%), 04/16/37 (e) (j)	2,329	2,328
Popular ABS Mortgage Pass-Through Trust
Series 2007-A2-A, REMIC, 0.34%, (1 Month USD LIBOR + 0.25%), 06/25/37 (e) (j)	1,452	1,428
RFMSI Trust
Series 2007-A5-S4, REMIC, 6.00%, (1 Month USD LIBOR + 0.60%), 04/25/37 (e)	1,175	1,167
Ripon Mortgages PLC
Series B1-1X, 1.28%, (3 Month GBP LIBOR + 1.20%), 08/20/56, GBP (e) (f) (j)	3,000	4,157
Saxon Asset Securities Trust
Series 2004-M1-1, REMIC, 0.89%, (1 Month USD LIBOR + 0.80%), 03/25/35 (e) (j)	1,301	1,261
Securitized Asset Backed Receivables LLC
Series 2005-M2-EC1, REMIC, 0.74%, (1 Month USD LIBOR + 0.65%), 01/25/35 (e) (j)	540	528
Series 2005-M2-FR3, REMIC, 1.07%, (1 Month USD LIBOR + 0.98%), 04/25/35 (e) (j)	1,678	1,320
Series 2006-M3-OP1, REMIC, 0.71%, (1 Month USD LIBOR + 0.62%), 10/25/35 (e) (j)	12,525	12,315

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 0.80%, (1 Month USD LIBOR + 0.71%), 10/25/35 (e) (j)	4,975	4,633
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25 (j)	1,290	1,279
Soundview Home Loan Trust
Series 2005-M2-OPT2, REMIC, 0.93%, (1 Month USD LIBOR + 0.84%), 08/25/35 (e) (j)	8,000	7,614
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 0.39%, (1 Month USD LIBOR + 0.30%), 06/25/37 (e) (j)	22,705	15,576
Sprint Spectrum Co LLC
Series 2016-A1-1, 3.36%, 09/20/21 (d)	144	144
Stratton Mortgage Funding 2020-1 PLC
Series 2020-C-1, 2.05%, (SONIA + 2.00%), 03/12/52, GBP (e) (f) (j)	3,200	4,468
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-A4-OSI, REMIC, 0.29%, (1 Month USD LIBOR + 0.20%), 06/25/37 (e) (j)	16,936	13,730
Terwin Mortgage Trust
Series 2006-A2-9HGA, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 10/25/37 (e) (j)	459	457
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, REMIC, 1.05%, (3 Month USD LIBOR + 0.87%), 10/15/27 (e)	995	995
Tralee CLO V Ltd
Series 2018-A1-5A, 1.30%, (3 Month USD LIBOR + 1.11%), 10/20/28 (d) (e)	493	493
TruPS Financials Note Securitization Ltd
Series 2017-A1-2A, 1.70%, (3 Month USD LIBOR + 1.57%), 09/20/39 (e)	2,421	2,326
UBS-Barclays Commercial Mortgage Trust
Series 2012-A3-C4, REMIC, 2.53%, 12/12/45	747	751
United Airlines Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	2,569	2,857
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	108	110
US Airways, Inc.
Series 2010-A-1, 6.25%, 04/22/23	1,024	1,050
Venture XXIII CLO, Limited
Series 2016-AR-23A, 1.26%, (3 Month USD LIBOR + 1.07%), 07/19/28 (e)	2,705	2,705
WaMu Asset-Backed Certificates
Series 2005-3M2-WL1, REMIC, 0.87%, (1 Month USD LIBOR + 0.78%), 06/25/45 (e) (j)	3,610	3,525
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 0.34%, (1 Month USD LIBOR + 0.25%), 04/25/37 (e) (j)	37,951	18,671
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3-AR10, REMIC, 3.10%, 09/25/35 (e)	1,892	1,908
Series 2007-4A2-OA3, REMIC, 0.82%, (12 Month Treasury Average + 0.70%), 04/25/47 (e)	1,435	1,167
Wells Fargo Commercial Mortgage Trust
Series 2017-A-HSDB, REMIC, 0.92%, (1 Month USD LIBOR + 0.85%), 12/15/31 (e) (j)	3,065	3,009
Series 2017-B-HSDB, REMIC, 1.17%, (1 Month USD LIBOR + 1.10%), 12/15/31 (e) (j)	2,542	2,403
Series 2017-D-HSDB, REMIC, 1.92%, (1 Month USD LIBOR + 1.84%), 12/15/31 (e) (j)	178	158
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-AR7, REMIC, 2.87%, 12/25/37 (e)	919	887
WFRBS Commercial Mortgage Trust
Series 2013-ASB-C15, REMIC, 3.72%, 05/17/23	518	536
WhiteHorse X, Ltd.
Series 2015-A1R-10A, 1.12%, (3 Month USD LIBOR + 0.93%), 04/19/27 (d) (e)	339	339
Total Non-U.S. Government Agency Asset-Backed Securities (cost $476,044)		479,304
SENIOR FLOATING RATE INSTRUMENTS 8.0%
Industrials 3.0%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 03/10/28 (e) (r)	5,100	5,313
Sequa Mezzanine Holdings L.L.C.
2020 Extended Term Loan, 7.75%, (3 Month USD LIBOR + 6.75%), 11/28/23 (e)	7,034	7,075
2020 2nd Lien PIK Term Loan, 5.00%, (3 Month USD LIBOR + 10.75%), 04/28/24 (e)	147	144
TransDigm Inc.
2020 Term Loan G, 0.00%, (3 Month USD LIBOR + 2.25%), 08/22/24 (e) (r)	3,500	3,454
TransDigm, Inc.
2020 Term Loan E, 0.00%, (3 Month USD LIBOR + 2.25%), 05/30/25 (e) (r)	2,100	2,069
2020 Term Loan E, 2.34%, (1 Month USD LIBOR + 2.25%), 05/30/25 (e)	6,085	5,994
2020 Term Loan F, 0.00%, (3 Month USD LIBOR + 2.25%), 12/09/25 (e) (r)	4,000	3,938
Uber Technologies, Inc.
2021 1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 04/04/25 (e) (r)	5,000	4,996
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 02/16/27 (e) (r)	12,818	12,806
United Airlines, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 04/14/28 (e) (r)	3,400	3,442
		49,231
Communication Services 1.6%
Altice France S.A.
2018 Term Loan B13, 4.15%, (3 Month USD LIBOR + 4.00%), 07/13/26 (e)	2,375	2,368
Banijay Entertainment S.A.S
USD Term Loan , 3.84%, (3 Month USD LIBOR + 3.75%), 02/04/25 (e)	46	46
Cengage Learning, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 06/29/26 (e) (r)	4,252	4,255
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.65%, (3 Month USD LIBOR + 3.50%), 08/08/26 (e)	1	—
Term Loan B, 3.69%, (3 Month USD LIBOR + 3.50%), 08/08/26 (e)	196	191
iHeartCommunications, Inc.
2020 Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 05/01/26 (e)	4,866	4,820
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 5.62%, (3 Month USD LIBOR + 5.50%), 07/28/21 (e)	1,150	1,158
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (e)	4,153	4,212
NASCAR Holdings Inc.
Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 07/19/26 (e)	268	266
PUG LLC
USD Term Loan , 3.59%, (1 Month USD LIBOR + 3.50%), 01/31/27 (e)	97	94
Syniverse Holdings, Inc.
2018 1st Lien Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 02/09/23 (e)	321	318
Univision Communications Inc.
Term Loan C5, 3.75%, (1 Month USD LIBOR + 2.75%), 03/15/24 (e)	7,373	7,360
Windstream Services, LLC
2020 Exit Term Loan B, 7.25%, (3 Month USD LIBOR + 6.25%), 08/24/27 (e)	559	560
Zayo Group Holdings, Inc.
USD Term Loan , 3.09%, (1 Month USD LIBOR + 3.00%), 02/18/27 (e)	1,158	1,145
		26,793
Consumer Discretionary 1.4%
Aramark Services, Inc.
2018 Term Loan B3, 1.84%, (1 Month USD LIBOR + 1.75%), 03/01/25 (e)	93	92

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 12/23/24 (e) (r)	6,600	6,540
2017 1st Lien Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 12/23/24 (e)	4,249	4,211
2020 Term Loan B1, 4.59%, (1 Month USD LIBOR + 4.50%), 06/19/25 (e)	698	700
Carnival Corporation
USD Term Loan B, 8.50%, (3 Month USD LIBOR + 7.50%), 06/29/25 (e)	794	812
CityCenter Holdings, LLC
2017 Term Loan B, 0.00%, (1 Month USD LIBOR + 2.25%), 04/14/24 (e) (r)	1,800	1,784
2017 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 04/14/24 (e)	698	692
Cornerstone Building Brands, Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 04/12/28 (e)	320	320
Diamond Resorts Corporation
2018 Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/02/23 (e)	3,982	3,981
PetSmart, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/31/24 (e)	3,500	3,501
Whatabrands LLC
2020 Term Loan B, 2.83%, (1 Month USD LIBOR + 2.75%), 08/02/26 (e)	48	48
Wyndham Hotels & Resorts, Inc.
Term Loan B, 1.84%, (3 Month USD LIBOR + 1.75%), 03/29/25 (e)	97	96
		22,777
Financials 0.9%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (1 Month USD LIBOR + 1.75%), 01/15/25 (e)	31	31
Term Loan B4, 2.25%, (3 Month USD LIBOR + 1.50%), 02/05/27 (e)	34	33
Ineos Finance PLC
2017 EUR Term Loan B, 0.00%, (3 Month EURIBOR + 2.00%), 03/31/24, EUR (e) (r)	10,000	11,781
2017 EUR Term Loan B, 2.50%, (3 Month EURIBOR + 2.00%), 03/31/24, EUR (e)	2,909	3,427
McDermott Technology Americas Inc
2020 Make Whole Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 06/28/24 (e) (i)	21	13
2020 Take Back Term Loan, 4.09%, (1 Month USD LIBOR + 1.00%), 06/30/25 (e)	64	28
		15,313
Health Care 0.8%
Bausch Health Companies Inc.
Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 11/26/25 (e)	158	156
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.84%, (3 Month USD LIBOR + 3.75%), 09/27/25 (e)	5,228	4,463
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 05/31/25 (e)	57	56
Parexel International Corporation
Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 08/06/24 (e)	8,205	8,155
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 11/09/25 (e)	87	86
U.S. Renal Care, Inc.
2019 Term Loan B, 5.12%, (3 Month USD LIBOR + 5.00%), 06/11/26 (e)	238	239
		13,155
Information Technology 0.3%
CommScope, Inc.
2019 Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 02/07/26 (e)	295	293
MH Sub I, LLC
2017 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 08/16/24 (e) (r)	5,000	4,974
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 1.84%, (1 Month USD LIBOR + 1.75%), 02/27/25 (e)	128	127
SS&C Technologies Inc.
2018 Term Loan B3, 1.84%, (1 Month USD LIBOR + 1.75%), 02/27/25 (e)	181	178
		5,572
Consumer Staples 0.0%
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (e)	449	451
Real Estate 0.0%
Forest City Enterprises L.P.
2019 Term Loan B, 3.59%, (3 Month USD LIBOR + 3.50%), 12/13/25 (e)	140	137
Materials 0.0%
Axalta Coating Systems US Holdings Inc.
Term Loan, 1.95%, (3 Month USD LIBOR + 1.75%), 06/01/24 (e)	25	25
Energy 0.0%
Westmoreland Coal Company
PIK Term Loan, 15.00%, (3 Month USD LIBOR + 15.00%), 03/15/29 (e)	60	11
Westmoreland Mining Holdings
Term Loan, 9.25%, (3 Month USD LIBOR + 8.25%), 03/15/22 (e) (i)	7	7
		18
Total Senior Floating Rate Instruments (cost $132,730)		133,472
COMMON STOCKS 0.8%
Communication Services 0.4%
Clear Channel Outdoor Holdings, Inc. (g)	515	1,360
iHeartMedia, Inc. (g) (s)	91	2,210
iHeartMedia, Inc. - Class A (g)	124	3,352
		6,922
Consumer Discretionary 0.2%
NMG Parent LLC (g) (i)	32	3,457
Energy 0.1%
Noble Finance Corp. (g) (i)	19	437
Noble Finance Corp. (g) (k)	44	1,100
Valaris Limited (g)	3	90
Westmoreland Coal Company (g) (s)	1	—
		1,627
Financials 0.1%
Voyager Common Shares (g) (s)	—	—
Voyager Preferred Units (g) (s)	2	695
		695
Real Estate 0.0%
Uniti Group Inc. (g)	55	578
Total Common Stocks (cost $9,398)		13,279
RIGHTS 0.1%
Windstream Services, LLC (g) (s)	109	2,429
Total Rights (cost $947)		2,429
SHORT TERM INVESTMENTS 12.7%
U.S. Treasury Bill 12.2%
Treasury, United States Department of
0.03%, 07/13/21 (c) (m)	99,500	99,499
0.10%, 07/22/21 (m)	5,000	5,000
0.04%, 07/27/21 (m)	3,800	3,800
0.01%, 08/03/21 (c) (m)	1,866	1,866
0.02%, 08/17/21 (m)	18,200	18,199
0.06%, 08/19/21 (c) (m)	3,400	3,400
0.02%, 08/26/21 (c) (m)	12,400	12,399
0.03%, 08/31/21 (c) (m)	7,300	7,299
0.02%, 09/21/21 (m)	20,500	20,498
0.04%, 09/23/21 (c) (m)	11,300	11,299
0.02%, 09/28/21 (m)	2,300	2,300
0.04%, 10/28/21 (m)	5,800	5,799
0.04%, 12/02/21 (m)	13,400	13,397
		204,755

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (t) (u)	7,326	7,326
Treasury Securities 0.1%
Presidencia De La Nacion
33.35%, 07/30/21, ARS (m)	17,249	99
-7.57%, 10/29/21, ARS (m)	153,264	802
		901
Total Short Term Investments (cost $213,055)		212,982
Total Investments 128.4% (cost $2,127,295)		2,152,632
Total Securities Sold Short (0.5)% (proceeds $8,038)		(8,070)
Total Purchased Options 0.0% (cost $132)		126
Other Derivative Instruments 0.6%		9,919
Other Assets and Liabilities, Net (28.5)%		(477,680)
Total Net Assets 100.0%		1,676,927

(a)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2021, the total payable for investments purchased on a delayed delivery basis was $385,284.

(b)  Treasury inflation indexed note, par amount is adjusted for inflation.

(c)  All or a portion of the security is pledged or segregated as collateral.

(d)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $247,396 and 14.8% of the Fund.

(e)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g)  Non-income producing security.

(h)  As of June 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.5% of the Fund’s net assets.

(i)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(k)  All or a portion of the security was on loan as of June 30, 2021.

(l)  Treasury inflation indexed note, par amount is not adjusted for inflation.

(m)  The coupon rate represents the yield to maturity.

(n)  Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o)  Convertible security.

(p)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) This senior floating rate interest will settle after June 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(s)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(t) Investment in affiliate.

(u)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.5%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.5%)
Mortgage-Backed Securities (0.5%)
Federal National Mortgage Association, Inc.
2.00%, 08/15/51	(8,000)	(8,070)
Total Government And Agency Obligations (proceeds $8,038)		(8,070)
Total Securities Sold Short (0.5%) (proceeds $8,038)		(8,070)

Summary of Investments by Country^	Total Long Term Investments
United States of America	76.8%
United Kingdom	7.1
Cayman Islands	2.4
South Africa	1.6
Germany	1.3
Italy	1.0
Ireland	0.8
Switzerland	0.7
Turkey	0.7
Mexico	0.7
Japan	0.7
Luxembourg	0.6
Qatar	0.6
Peru	0.5
Argentina	0.5
Macau	0.5
Netherlands	0.5
Canada	0.4
Russian Federation	0.3
Israel	0.3
Spain	0.3
Liberia	0.3
China	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Summary of Investments by Country^	Total Long Term Investments
India	0.2
United Arab Emirates	0.2
Virgin Islands (British)	0.2
Brazil	0.1
France	0.1
New Zealand	0.1
Bermuda	0.1
Guernsey	0.1
Serbia	—
Venezuela	—
Indonesia	—
Guatemala	—
Chile	—
Puerto Rico	—
Singapore	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AA Bond Co Limited, 2.88%, 01/31/22	04/12/18	272	277	—
Alba PLC, Series 2006-D-2, 0.54%, 12/15/38	02/19/20	1,657	1,715	0.1
Banco Santander, S.A., 6.25% (callable at 100, 09/11/21)	01/29/18	251	239	—
Barclays PLC, 6.38% (callable at 100, 12/15/25)	07/13/20	4,512	5,368	0.3
Barclays PLC, 7.25% (callable at 100, 03/15/23)	01/26/18	4,033	4,317	0.3
Barclays PLC, 7.88% (callable at 100, 03/15/22)	12/10/19	410	418	—
Barclays PLC, 7.88% (callable at 100, 09/15/22)	06/30/21	297	296	—
China Construction Bank (New Zealand) Limited, 0.88%, 12/20/21	12/19/19	1,898	1,900	0.1
China Construction Bank Corporation, 0.88%, 09/24/21	03/14/19	4,700	4,704	0.3
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.35%, 08/12/28	09/19/19	129	111	—
CPI Property Group, 1.63%, 04/23/27	01/16/20	333	365	—
Credit Suisse Group AG, 7.13% (callable at 100, 07/29/22)	12/12/19	207	209	—
Credit Suisse Group AG, 7.50% (callable at 100, 07/17/23)	06/10/21	3,582	3,583	0.2
Credit Suisse Group AG, 6.50%, 08/08/23	01/25/18	210	221	—
Dukinfield II PLC, Series A-2, 1.33%, 12/20/52	06/10/20	3,084	3,331	0.2
Eurosail PLC, Series 2007-A3A-6NCX, 0.78%, 09/13/45	10/15/18	55	58	—
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 0.63%, 06/13/45	09/02/20	13,778	14,804	0.9
Gaz Capital S.A., 2.95%, 01/24/24	01/16/19	5,007	5,451	0.3
Gaz Capital S.A., 4.95%, 03/23/27	01/20/21	901	894	0.1
Gaz Finance PLC, 3.00%, 06/29/27	02/03/21	205	203	—
Gobierno de la Provincia de Buenos Aires, 37.85%, 04/12/25	09/19/19	44	32	—
HSBC Holdings PLC, 4.75% (callable at 100, 07/04/29)	12/05/18	1,085	1,419	0.1
HSBC Holdings PLC, 6.00% (callable at 100, 09/29/23)	12/10/18	233	259	—
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch, 0.88%, 12/21/21	12/19/19	999	1,001	0.1
ING Groep N.V., 4.88% (callable at 100, 05/16/29)	01/14/21	3,505	3,578	0.2
ING Groep N.V., 6.88% (callable at 100, 04/16/22)	02/03/20	205	208	—
InterContinental Hotels Group PLC, 2.13%, 08/24/26	02/19/20	2,001	2,144	0.1
InterContinental Hotels Group PLC, 2.13%, 05/15/27	02/19/20	1,624	1,783	0.1
Intesa Sanpaolo S.p.A., 7.75% (callable at 100, 01/11/27)	01/07/21	12,175	12,021	0.7
Kennedy Wilson Europe Real Est PLC, 3.95%, 06/30/22	02/23/18	2,348	2,343	0.1
Kennedy Wilson Europe Real Est PLC, 3.25%, 11/12/25	02/22/18	3,752	3,823	0.2
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	02/05/20	220	261	—
Lloyds Banking Group PLC, 7.63% (callable at 100, 06/27/23)	12/05/18	2,149	2,492	0.2
Lloyds Banking Group PLC, 7.88% (callable at 100, 06/27/29)	04/10/18	2,974	3,164	0.2
Lloyds Banking Group PLC, 4.00%, 03/07/25	02/28/18	311	327	—
Mansard Mortgages PLC, Series 2006-B1-1X, 1.18%, 10/15/48	02/19/20	5,720	6,058	0.4
Ministry of Defence State of Israel, 3.80%, 05/13/60	05/12/20	2,835	2,755	0.2
Netflix, Inc., 3.63%, 05/15/27	09/27/17	832	953	0.1
Netflix, Inc., 4.63%, 05/15/29	10/23/18	574	739	—
Netflix, Inc., 3.88%, 11/15/29	04/24/19	903	1,153	0.1
Netflix, Inc., 3.63%, 06/15/30	10/22/19	11,187	12,058	0.7
Newgate Funding PLC, Series 2007-A3-2X, 0.24%, 12/15/50	11/28/17	6,009	6,285	0.4
Odebrecht Drilling Norbe VIII/IX Ltd, 6.35%, 12/01/21	09/28/18	12	12	—
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	03/29/18	8	8	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	11/03/17	87	19	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	20	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	12	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	12	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/PIMCO Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Petroleos Mexicanos, 2.75%, 04/21/27	06/07/19	101	110	—
PT Pelabuhan Indonesia III (Persero), 4.50%, 05/02/23	04/24/18	501	531	—
QNB Finance Ltd, 1.76%, 07/19/21	08/29/18	400	400	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/23	12/13/17	472	181	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	130	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	105	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	35	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	88	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	37	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	6	—
Rio Oil Finance Trust, 9.25%, 07/06/24	11/28/17	111	118	—
Ripon Mortgages PLC, Series B1-1X, 1.28%, 08/20/56	06/25/20	3,705	4,157	0.3
Rolls-Royce Group PLC, 5.75%, 10/15/27	06/28/21	306	302	—
Santander UK Group Holdings PLC, 6.75% (callable at 100, 06/24/24)	12/05/17	3,811	4,279	0.3
Santander UK Group Holdings PLC, 7.38% (callable at 100, 06/24/22)	01/23/20	848	873	0.1
Sinopec Group Overseas Development (2012) Limited, 3.90%, 05/17/22	02/26/20	2,441	2,466	0.2
Sinopec Group Overseas Development (2017) Limited, 2.50%, 09/13/22	02/26/20	705	713	—
Stichting AK Rabobank Certificaten II, 0.00%	09/05/19	3,853	4,325	0.3
Stratton Mortgage Funding 2020-1 PLC, Series 2020-C-1, 2.05%, 03/12/52	01/05/21	4,369	4,468	0.3
Teva Pharmaceutical Finance Netherlands II B.V., 6.00%, 01/31/25	11/19/19	332	383	—
UBS Group AG, 7.13% (callable at 100, 08/10/21)	12/10/19	1,908	1,912	0.1
UniCredit S.p.A., 6.75% (callable at 100, 09/10/21)	02/19/20	544	599	—
		132,938	139,621	8.3

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	September 2021	AUD	35,215	116	(46)
Italy Government BTP Bond	231	September 2021	EUR	34,282	203	848
United States 10 Year Note	788	September 2021		104,053	185	357
					504	1,159
Short Contracts
Euro Bund	(76)	September 2021	EUR	(13,033)	(32)	(103)
Long Gilt	(14)	September 2021	GBP	(1,776)	(3)	(25)
United States 5 Year Note	(33)	October 2021		(4,079)	(2)	6
United States Long Bond	(282)	September 2021		(43,962)	(185)	(1,370)
United States Ultra Bond	(271)	September 2021		(49,673)	(305)	(2,545)
					(527)	(4,037)

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	4.65	(M)	05/10/22	MXN	3,300	—	2
28-Day MEXIBOR (M)	Receiving	4.83	(M)	05/27/22	MXN	300	—	—
28-Day MEXIBOR (M)	Receiving	4.74	(M)	06/03/22	MXN	800	—	—
28-Day MEXIBOR (M)	Receiving	4.58	(M)	06/10/22	MXN	900	—	—
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	4
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	—
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	—	16
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	1
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	2
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	3
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	—	3
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	—
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/16/22	MXN	600	—	(1)
28-Day MEXIBOR (M)	Paying	7.87	(M)	12/27/22	MXN	1,700	—	(3)
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/27/22	MXN	6,700	—	(14)
28-Day MEXIBOR (M)	Paying	7.75	(M)	01/05/23	MXN	300	—	(1)
28-Day MEXIBOR (M)	Paying	7.61	(M)	01/23/23	MXN	1,300	—	(3)
28-Day MEXIBOR (M)	Paying	7.81	(M)	02/06/23	MXN	600	—	(1)
28-Day MEXIBOR (M)	Paying	7.82	(M)	02/06/23	MXN	700	—	(1)
28-Day MEXIBOR (M)	Paying	4.47	(M)	02/27/23	MXN	32,900	2	(38)
28-Day MEXIBOR (M)	Paying	4.52	(M)	02/27/23	MXN	65,900	4	(74)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	4.55	(M)	02/27/23	MXN	278,500	16	(312)
28-Day MEXIBOR (M)	Paying	4.56	(M)	02/27/23	MXN	32,300	2	(35)
28-Day MEXIBOR (M)	Paying	4.57	(M)	02/27/23	MXN	32,900	2	(36)
28-Day MEXIBOR (M)	Paying	4.50	(M)	03/03/23	MXN	210,500	12	(241)
28-Day MEXIBOR (M)	Paying	7.55	(M)	04/18/23	MXN	77,200	5	(166)
28-Day MEXIBOR (M)	Paying	7.70	(M)	05/02/23	MXN	9,000	1	(20)
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	47	(887)
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	9	(161)
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	8	(160)
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	14	(271)
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	4	(66)
28-Day MEXIBOR (M)	Paying	5.12	(M)	05/06/25	MXN	400	—	(1)
28-Day MEXIBOR (M)	Paying	5.28	(M)	05/23/25	MXN	100	—	—
28-Day MEXIBOR (M)	Paying	5.28	(M)	05/30/25	MXN	400	—	(1)
28-Day MEXIBOR (M)	Paying	5.16	(M)	06/06/25	MXN	400	—	(1)
28-Day MEXIBOR (M)	Paying	5.54	(M)	05/04/27	MXN	700	—	(2)
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	1	(23)
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	1	(38)
3M JIBAR (Q)	Receiving	5.97	(Q)	03/10/26	ZAR	500	—	—
3M JIBAR (Q)	Paying	4.85	(Q)	01/07/26	ZAR	8,500	(1)	(21)
3M JIBAR (Q)	Paying	4.85	(Q)	01/11/26	ZAR	30,900	(4)	(70)
3M JIBAR (Q)	Paying	4.92	(Q)	02/01/26	ZAR	21,500	(3)	(47)
3M JIBAR (Q)	Paying	5.02	(Q)	02/11/26	ZAR	12,200	(2)	(27)
3M LIBOR (Q)	Receiving	1.50	(Q)	12/18/21		1,500	—	12
3M LIBOR (Q)	Receiving	1.00	(Q)	06/17/22		10,700	—	50
3M LIBOR (Q)	Receiving	2.50	(Q)	12/18/24		2,400	—	62
3M LIBOR (Q)	Receiving	2.50	(Q)	12/20/24		1,600	—	41
3M LIBOR (Q)	Receiving	2.50	(Q)	12/20/24		11,000	(2)	282
3M LIBOR (Q)	Receiving	1.30	(Q)	03/16/25		7,600	(1)	146
3M LIBOR (Q)	Receiving	1.30	(Q)	03/18/25		7,600	(1)	146
3M LIBOR (Q)	Receiving	0.93	(Q)	05/06/26		3,500	(2)	3
3M LIBOR (Q)	Receiving	0.50	(Q)	06/16/26		35,800	(18)	237
3M LIBOR (Q)	Receiving	3.00	(Q)	06/19/26		59,100	(33)	2,374
3M LIBOR (Q)	Receiving	1.01	(Q)	06/24/26		5,700	(3)	(13)
3M LIBOR (Q)	Receiving	1.74	(Q)	12/16/26		13,000	(8)	444
3M LIBOR (Q)	Receiving	1.24	(Q)	05/12/28		1,800	(2)	(3)
3M LIBOR (Q)	Receiving	2.25	(Q)	06/20/28		2,000	(2)	95
3M LIBOR (Q)	Receiving	2.25	(Q)	06/20/28		11,100	(10)	533
3M LIBOR (Q)	Receiving	2.00	(Q)	12/10/29		1,800	(3)	97
3M LIBOR (Q)	Receiving	1.50	(Q)	12/18/29		3,600	(5)	180
3M LIBOR (Q)	Receiving	1.75	(Q)	01/15/30		5,900	(9)	309
3M LIBOR (Q)	Receiving	2.00	(Q)	02/12/30		3,500	(6)	192
3M LIBOR (Q)	Receiving	2.00	(Q)	03/10/30		1,700	(3)	94
3M LIBOR (Q)	Receiving	1.43	(Q)	03/17/30		3,800	(5)	188
3M LIBOR (S)	Receiving	0.15	(S)	06/17/30	EUR	4,300	(4)	153
3M LIBOR (Q)	Receiving	1.25	(Q)	06/17/30		69,000	(121)	3,449
3M LIBOR (Q)	Receiving	0.71	(S)	07/28/30		1,700	(3)	78
3M LIBOR (Q)	Receiving	0.75	(Q)	06/16/31		33,500	(61)	(278)
3M LIBOR (Q)	Receiving	2.00	(Q)	01/15/50		500	(3)	64
3M LIBOR (Q)	Receiving	1.63	(Q)	01/16/50		900	(4)	108
3M LIBOR (Q)	Receiving	1.75	(Q)	01/22/50		2,300	(12)	282
3M LIBOR (Q)	Receiving	1.63	(Q)	02/03/50		11,500	(57)	1,381
3M LIBOR (Q)	Receiving	1.88	(S)	02/07/50		4,300	(23)	539
3M LIBOR (Q)	Receiving	1.25	(Q)	06/16/51		4,800	(28)	(340)
3M LIBOR (S)	Paying	0.50	(S)	06/16/28		19,903	17	137
3M LIBOR (S)	Paying	1.00	(S)	12/16/30		14,824	27	(850)
3M LIBOR (S)	Paying	0.75	(S)	06/16/31		59,600	110	1,083
3M LIBOR (S)	Paying	1.59	(S)	02/09/51		34,400	173	(1,702)
6M British Bankers' Association Yen LIBOR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	(27)	61
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.00	(S)	03/15/29	JPY	7,500,000	(17)	131
6M EURIBOR (S)	Receiving	(0.45)	(S)	12/29/23	EUR	600	—	—
6M EURIBOR (S)	Receiving	(0.43)	(S)	06/28/24	EUR	600	—	1
6M EURIBOR (S)	Receiving	(0.40)	(S)	12/30/24	EUR	300	—	—
6M EURIBOR (S)	Receiving	(0.36)	(S)	06/30/25	EUR	500	—	1
6M EURIBOR (S)	Receiving	(0.33)	(S)	12/30/25	EUR	300	—	1
6M EURIBOR (S)	Receiving	(0.29)	(S)	06/30/26	EUR	100	—	—
6M EURIBOR (S)	Receiving	0.00	(S)	09/15/31	EUR	24,500	(24)	(18)
6M EURIBOR (S)	Receiving	0.25	(S)	03/18/50	EUR	5,400	(8)	914
6M EURIBOR (S)	Receiving	0.50	(S)	06/17/50	EUR	2,500	(4)	446
BRAZIBOR (A)	Receiving	2.84	(A)	01/03/22	BRL	1,200	—	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Receiving	2.85	(A)	01/03/22	BRL	1,000	—	2
BRAZIBOR (A)	Receiving	2.86	(A)	01/03/22	BRL	5,000	—	11
BRAZIBOR (A)	Receiving	2.86	(A)	01/03/22	BRL	19,200	—	44
BRAZIBOR (A)	Receiving	2.87	(A)	01/03/22	BRL	1,800	—	4
BRAZIBOR (A)	Receiving	2.87	(A)	01/03/22	BRL	6,100	—	14
BRAZIBOR (A)	Receiving	2.88	(A)	01/03/22	BRL	6,100	—	13
BRAZIBOR (A)	Receiving	2.88	(A)	01/03/22	BRL	9,500	—	21
BRAZIBOR (A)	Receiving	2.88	(A)	01/03/22	BRL	23,500	—	52
BRAZIBOR (A)	Receiving	2.88	(A)	01/03/22	BRL	5,000	—	11
BRAZIBOR (A)	Receiving	2.89	(A)	01/03/22	BRL	7,300	—	16
BRAZIBOR (A)	Receiving	3.36	(A)	01/03/22	BRL	28,400	1	64
BRAZIBOR (A)	Paying	4.04	(A)	01/03/22	BRL	500	—	—
BRAZIBOR (A)	Paying	3.98	(A)	01/03/22	BRL	56,200	(1)	(57)
BRAZIBOR (A)	Paying	3.06	(A)	01/03/22	BRL	114,100	(2)	(205)
BRAZIBOR (A)	Paying	3.70	(A)	01/03/22	BRL	1,055,500	(19)	(1,179)
BRAZIBOR (A)	Paying	5.86	(A)	01/02/23	BRL	5,100	(1)	(12)
BRAZIBOR (A)	Paying	5.84	(A)	01/02/23	BRL	15,200	(2)	(36)
BRAZIBOR (A)	Paying	5.83	(A)	01/02/23	BRL	16,900	(2)	(40)
Sterling Overnight Index Average Rate (Q)	Receiving	0.75	(Q)	09/15/51	GBP	2,200	2	(73)
							(88)	7,072

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
AT&T Inc. (Q)	1.00	12/20/25	(500)	10	—	3
AT&T Inc. (Q)	1.00	06/20/26	(1,000)	18	—	3
CDX.EM.28.V3 (Q)	1.00	12/20/22	(19,655)	40	(19)	138
CDX.EM.29.V3 (Q)	1.00	06/20/23	(3,854)	12	(1)	40
CDX.EM.30.V3 (Q)	1.00	12/20/23	(10,528)	9	(2)	143
CDX.EM.31.V2 (Q)	1.00	06/20/24	(4,888)	7	(1)	70
CDX.EM.32.V3 (Q)	1.00	12/20/24	(1,395)	(1)	—	22
CDX.EM.34 (Q)	1.00	12/20/25	(4,500)	(156)	(4)	31
CDX.EM.35 (Q)	1.00	06/20/26	(3,300)	(86)	(2)	33
CDX.NA.HY.34.V9 (Q)	5.00	06/20/25	(5,980)	589	(3)	206
CDX.NA.HY.35 (Q)	5.00	12/20/25	(13,100)	1,325	(1)	159
CDX.NA.HY.36 (Q)	5.00	06/20/26	(71,700)	7,306	(7)	776
General Electric Company (Q)	1.00	12/20/23	(200)	3	—	3
General Electric Company (Q)	1.00	06/20/26	(6,700)	92	1	14
ITRAXX.EUR.34 (Q)	1.00	12/20/25	(1,790)	58	(1)	14
ITRAXX.EUR.35 (Q)	1.00	06/20/26	(2,500)	79	(1)	3
MGM Resorts International (Q)	5.00	06/20/26	(3,000)	430	1	12
Rolls-Royce Group PLC (Q)	1.00	12/20/25	(7,800)	(466)	(2)	359
The Boeing Company (Q)	1.00	06/20/23	(4,300)	22	5	5
				9,291	(37)	2,034

JNL/PIMCO Income Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 06/28/52	DUB	Call	103.50	06/24/22	600,000	7
3M LIBOR, 06/28/52	DUB	Put	103.50	06/24/22	600,000	119
						126

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.IG.36, 06/20/26	DUB	Call	47.50	08/18/21		9,400,000	(7)
CDX.NA.IG.36, 06/20/26	DUB	Put	80.00	09/15/21		9,400,000	(3)
ITRAXX.EUR.35, 06/20/26	BCL	Put	85.00	08/18/21	EUR	33,000,000	(6)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/PIMCO Income Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
ITRAXX.EUR.35, 06/20/26	BCL	Put		70.00	08/18/21	EUR	5,200,000	(1)
								(17)
Foreign Currency Options
USD/CAD Spot Rate	GSC	Call	CAD	1.27	02/11/22		8,412,000	(107)
USD/INR Spot Rate	JPM	Call	INR	80.00	01/27/22		2,165,000	(14)
								(121)
Interest Rate Swaptions
3M LIBOR, 07/28/51	BCL	Call		167.00	07/26/21		700,000	(7)
3M LIBOR, 07/16/31	BOA	Call		145.00	07/14/21		33,100,000	(209)
3M LIBOR, 08/13/31	BOA	Call		129.75	08/11/21		1,400,000	(5)
3M LIBOR, 08/13/51	GSC	Call		168.60	08/11/21		500,000	(8)
3M LIBOR, 07/28/51	BCL	Put		197.00	07/26/21		700,000	(2)
3M LIBOR, 07/16/31	BOA	Put		185.00	07/14/21		33,100,000	(1)
3M LIBOR, 08/13/31	BOA	Put		169.75	08/11/21		1,400,000	(3)
3M LIBOR, 08/13/51	GSC	Put		208.60	08/11/21		500,000	(2)
								(237)

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	07/02/21	USD	42,065	8,445	559
BRL/USD	CIT	08/03/21	USD	42,065	8,415	(122)
CLP/USD	CIT	09/07/21	USD	591,130	803	(18)
CNY/USD	BOA	09/15/21	USD	59,749	9,197	(96)
EUR/USD	CIT	08/17/21	USD	735	872	(19)
EUR/USD	GSC	08/17/21	USD	8,751	10,377	(81)
GBP/USD	CIT	08/17/21	USD	749	1,034	(12)
IDR/USD	JPM	09/15/21	USD	54,150,430	3,711	(46)
INR/USD	BOA	09/15/21	USD	505,813	6,747	(123)
INR/USD	CIT	12/15/21	USD	228,197	3,012	38
INR/USD	JPM	12/15/21	USD	60,439	798	(4)
MXN/USD	GSC	07/14/21	USD	3,313	166	(1)
MXN/USD	CIT	08/05/21	USD	2,341	117	(2)
MXN/USD	CIT	08/05/21	USD	347,371	17,352	730
PEN/USD	BOA	07/06/21	USD	20	5	—
PEN/USD	CIT	07/06/21	USD	179	47	—
PEN/USD	BOA	07/07/21	USD	89	23	—
PEN/USD	JPM	07/07/21	USD	215	56	—
PEN/USD	CIT	07/12/21	USD	5,772	1,502	13
PEN/USD	BOA	07/13/21	USD	156	40	(1)
PEN/USD	CIT	07/13/21	USD	6,072	1,580	19
PEN/USD	CIT	07/14/21	USD	2,320	604	2
PEN/USD	CIT	07/15/21	USD	3,629	945	17
PEN/USD	CIT	07/19/21	USD	9,271	2,414	20
PEN/USD	CIT	07/20/21	USD	353	92	1
PEN/USD	CIT	07/21/21	USD	3,286	857	13
PEN/USD	CIT	07/22/21	USD	4,153	1,082	23
PEN/USD	CIT	07/23/21	USD	5,570	1,450	39
PEN/USD	BOA	07/26/21	USD	166	43	1
PEN/USD	CIT	07/26/21	USD	1,486	387	12
PEN/USD	CIT	07/30/21	USD	3,169	826	27
PEN/USD	JPM	08/04/21	USD	215	56	2
PEN/USD	BOA	08/18/21	USD	109	28	1
PEN/USD	CIT	08/18/21	USD	179	47	1
PEN/USD	CIT	09/03/21	USD	1,215	317	7
PEN/USD	CIT	09/15/21	USD	2,863	746	8
PEN/USD	CIT	10/04/21	USD	10,115	2,638	6
RUB/USD	GSC	07/22/21	USD	437,655	5,963	292
RUB/USD	GSC	08/20/21	USD	437,655	5,936	95
RUB/USD	BOA	09/20/21	USD	95,226	1,285	(21)
RUB/USD	GSC	09/20/21	USD	342,429	4,621	(46)
USD/AUD	GSC	08/17/21	AUD	(913)	(685)	23
USD/BRL	CIT	07/02/21	BRL	(42,065)	(8,445)	119
USD/CAD	GSC	02/14/22	CAD	(1,973)	(1,591)	43
USD/CHF	GSC	08/17/21	CHF	(737)	(797)	20
USD/EUR	CIT	08/17/21	EUR	(72,755)	(86,275)	2,019
USD/GBP	CIT	08/17/21	GBP	(59,499)	(82,145)	1,598

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	CIT	08/17/21	JPY	(237,600)	(2,140)	35
USD/MXN	GSC	07/14/21	MXN	(14,304)	(716)	8
USD/MXN	CIT	08/05/21	MXN	(24,230)	(1,210)	(50)
USD/MXN	CIT	08/05/21	MXN	(11,301)	(564)	—
USD/PEN	BOA	07/06/21	PEN	(20)	(5)	—
USD/PEN	CIT	07/06/21	PEN	(179)	(47)	(1)
USD/PEN	BOA	07/07/21	PEN	(89)	(23)	(1)
USD/PEN	JPM	07/07/21	PEN	(215)	(56)	(2)
USD/PEN	CIT	07/12/21	PEN	(5,773)	(1,502)	(18)
USD/PEN	CIT	07/13/21	PEN	(3,977)	(1,035)	(4)
USD/PEN	CIT	07/13/21	PEN	(2,250)	(586)	12
USD/PEN	CIT	07/14/21	PEN	(2,320)	(604)	(5)
USD/PEN	CIT	07/15/21	PEN	(3,629)	(945)	38
USD/PEN	CIT	07/19/21	PEN	(5,294)	(1,378)	(3)
USD/PEN	CIT	07/21/21	PEN	(6,197)	(1,614)	(18)
USD/PEN	CIT	07/26/21	PEN	(1,652)	(430)	(1)
USD/PEN	CIT	07/30/21	PEN	(3,169)	(826)	(2)
USD/PEN	CIT	08/11/21	PEN	(7,551)	(1,969)	98
USD/PEN	CIT	08/18/21	PEN	(1,638)	(427)	20
USD/PEN	CIT	08/24/21	PEN	(7,019)	(1,830)	61
USD/PEN	CIT	08/31/21	PEN	(1,309)	(341)	(12)
USD/PEN	CIT	09/07/21	PEN	(822)	(214)	10
USD/PEN	CIT	09/20/21	PEN	(4,237)	(1,105)	37
USD/PEN	CIT	02/11/22	PEN	(7,437)	(1,936)	21
USD/PEN	CIT	03/25/22	PEN	(5,382)	(1,400)	61
USD/ZAR	CIT	09/15/21	ZAR	(143,232)	(9,913)	382
USD/ZAR	GSC	09/15/21	ZAR	(37,674)	(2,607)	113
USD/ZAR	CIT	09/16/21	ZAR	(167,486)	(11,590)	632
USD/ZAR	CIT	02/18/22	ZAR	(5,335)	(362)	(13)
USD/ZAR	CIT	02/18/22	ZAR	(14,978)	(1,015)	21
USD/ZAR	CIT	02/25/22	ZAR	(115,371)	(7,813)	18
ZAR/USD	GSC	09/15/21	USD	19,109	1,323	(10)
					(130,182)	6,583

JNL/PIMCO Income Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
7-Day China Fixing Repo Rate (Q)	Paying	CGM	2.85	(Q)	01/23/25	CNY	24,000	—	22
7-Day China Fixing Repo Rate (Q)	Paying	CGM	2.85	(Q)	01/23/25	CNY	24,100	—	23
								—	45

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.33.V12 (Q)	CGM	N/A	5.00	12/20/24	(13,708)	2,263	2,282	(19)
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(36,500)	379	(328)	707
CMBX.NA.AAA.11 (M)	DUB	N/A	0.50	11/18/54	(7,800)	81	(74)	155
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(7,500)	77	(41)	118
CMBX.NA.AAA.13 (M)	GSC	N/A	0.50	12/16/72	(45,400)	294	(1,418)	1,712
CMBX.NA.AAA.6 (M)	GSC	N/A	0.50	05/11/63	(10,639)	42	60	(18)
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(24,122)	262	48	214
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	0.35	1.00	06/20/23	(300)	4	(3)	7
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	0.48	1.00	06/20/24	(3,300)	52	(56)	108
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.43	1.00	12/20/23	(2,400)	35	(40)	75
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.61	1.00	12/20/24	(1,500)	21	(12)	33
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.24	1.00	12/20/22	(1,000)	10	7	3
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.35	1.00	06/20/23	(7,200)	94	(55)	149
Minfin Rossii, FKU (Q)	CGM	0.33	1.00	12/20/22	(6,900)	71	(20)	91
Ministry of Finance of the Russian Federation (Q)	GSC	0.58	1.00	12/20/24	(6,000)	90	30	60
Ministry of Finance of the Russian Federation (Q)	GSC	0.45	1.00	06/20/23	(200)	3	3	—
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	0.68	1.00	12/20/22	(4,800)	24	(158)	182
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	0.75	1.00	06/20/23	(400)	2	(25)	27
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	1.20	1.00	12/20/24	(700)	(4)	(12)	8
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.20	1.00	12/20/24	(500)	(3)	(8)	5
South Africa, Parliament of (Q)	CGM	0.81	1.00	06/20/23	(1,500)	6	(76)	82

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
South Africa, Parliament of (Q)	GSC	1.20	1.00	06/20/24	(600)	(3)	(25)	22
					(182,969)	3,800	79	3,721

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	708,228	—	708,228
Corporate Bonds And Notes	—	602,938	—	602,938
Non-U.S. Government Agency Asset-Backed Securities	—	479,304	—	479,304
Senior Floating Rate Instruments	—	133,472	—	133,472
Common Stocks	6,480	3,894	2,905	13,279
Rights	—	—	2,429	2,429
Short Term Investments	7,326	205,656	—	212,982
	13,806	2,133,492	5,334	2,152,632
Liabilities - Securities
Government And Agency Obligations	—	(8,070)	—	(8,070)
	—	(8,070)	—	(8,070)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,211	—	—	1,211
Centrally Cleared Interest Rate Swap Agreements	—	14,600	—	14,600
Centrally Cleared Credit Default Swap Agreements	—	2,034	—	2,034
OTC Purchased Options	—	126	—	126
Open Forward Foreign Currency Contracts	—	7,315	—	7,315
OTC Interest Rate Swap Agreements	—	45	—	45
OTC Credit Default Swap Agreements	—	3,758	—	3,758
OTC Total Return Swap Agreements	—	14	—	14
	1,211	27,892	—	29,103
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(4,089)	—	—	(4,089)
Centrally Cleared Interest Rate Swap Agreements	—	(7,528)	—	(7,528)
OTC Written Options	—	(375)	—	(375)
Open Forward Foreign Currency Contracts	—	(732)	—	(732)
OTC Credit Default Swap Agreements	—	(37)	—	(37)
	(4,089)	(8,672)	—	(12,761)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 86.8%
Financials 33.8%
AerCap Ireland Capital Designated Activity Company
3.50%, 01/15/25	200	212
4.45%, 04/03/26	600	659
AIA Group Limited
3.60%, 04/09/29 (a)	1,200	1,331
AIB Group Public Limited Company
4.26%, 04/10/25 (a)	600	648
Ally Financial Inc.
3.05%, 06/05/23	1,900	1,982
1.45%, 10/02/23	1,700	1,727
8.00%, 11/01/31	500	719
Ambac LSNI, LLC
6.00%, (3 Month USD LIBOR + 5.00%), 02/12/23 (a) (b)	453	453
American Financial Group, Inc.
3.50%, 08/15/26	900	978
American International Group, Inc.
5.75%, 04/01/48	100	114
Antares Holdings LP
3.95%, 07/15/26 (a)	300	312
Arch Capital Group Ltd.
3.64%, 06/30/50	615	667
Ares Finance Co. II LLC
3.25%, 06/15/30 (a)	1,200	1,253
Ares Finance Co. III LLC
4.13%, 06/30/51 (a)	500	501
Aviation Capital Group LLC
0.86%, (3 Month USD LIBOR + 0.67%), 07/30/21 (a) (b)	200	200
2.88%, 01/20/22 (a)	300	303
3.88%, 05/01/23 (a)	700	733
4.38%, 01/30/24 (a)	200	215
5.50%, 12/15/24 (a)	600	679
3.50%, 11/01/27 (a)	1,532	1,611
Avolon Holdings Funding Limited
5.13%, 10/01/23 (a)	800	865
5.50%, 01/15/26 (a)	400	453
4.25%, 04/15/26 (a)	700	759
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	776
Banca Monte dei Paschi di Siena S.p.A.
3.63%, 09/24/24, EUR (c)	1,500	1,849
2.63%, 04/28/25, EUR (c)	500	601
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (100, 09/24/23), EUR (c) (d) (e)	600	767
1.13%, 09/18/25 (e)	6,800	6,734
Banco do Brasil S.A
4.75%, 03/20/24 (c)	200	214
4.63%, 01/15/25 (a)	300	321
Banco General, S.A.
4.13%, 08/07/27 (a)	200	219
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (a) (d)	1,000	1,077
Banco Santander, S.A.
1.85%, 03/25/26	200	202
3.49%, 05/28/30 (e)	4,600	4,971
Banco Santander-Chile
2.70%, 01/10/25 (a)	1,600	1,670
Banco Votorantim S.A.
4.50%, 09/24/24 (c)	1,000	1,058
Bancolombia SA
4.63%, 12/18/29	1,200	1,221
Bank of America Corporation
4.30%, (100, 01/28/25) (d)	2,700	2,789
5.13%, (100, 06/20/24) (d)	1,600	1,706
5.88%, (100, 03/15/28) (d)	2,400	2,737
2.46%, 10/22/25	2,100	2,197
3.82%, 01/20/28	5,000	5,549
3.42%, 12/20/28	631	687
4.27%, 07/23/29	900	1,034
3.97%, 02/07/30	10,100	11,452
1.90%, 07/23/31	400	389
2.69%, 04/22/32	2,900	2,987
Bank of Ireland Group Public Limited Company
6.00%, (100, 09/01/25), EUR (c) (d)	700	921
Barclays Bank PLC
3.38%, 04/02/25, EUR (c)	800	1,032
Barclays PLC
6.13%, (100, 12/15/25) (d) (e)	950	1,057
7.13%, (100, 06/15/25), GBP (d) (e)	900	1,419
7.75%, (100, 09/15/23) (d) (e)	700	763
7.88%, (100, 03/15/22) (c) (d) (e)	4,100	4,284
7.88%, (100, 09/15/22), GBP (c) (d) (e)	2,200	3,255
8.00%, (100, 06/15/24) (d) (e)	900	1,025
7.63%, 11/21/22	537	587
1.54%, (3 Month USD LIBOR + 1.38%), 05/16/24 (b) (e)	2,477	2,520
4.34%, 05/16/24 (e)	200	213
1.01%, 12/10/24	1,500	1,504
2.85%, 05/07/26 (e)	1,400	1,477
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	500	536
4.25%, 12/15/25 (a)	300	334
4.38%, 12/15/28 (a)	1,600	1,834
BBVA Bancomer, S.A.
6.75%, 09/30/22 (c)	329	349
6.75%, 09/30/22 (a)	1,051	1,116
BGC Partners, Inc.
4.38%, 12/15/25	700	759
BlackRock, Inc.
1.90%, 01/28/31	1,100	1,101
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (a)	800	1,017
BNP Paribas
4.63%, (100, 02/25/31) (a) (d)	1,700	1,767
7.00%, (100, 08/16/28) (a) (d)	200	240
2.82%, 11/19/25 (a) (e)	5,500	5,782
4.40%, 08/14/28 (a)	900	1,038
BOC Aviation (USA) Corporation
1.63%, 04/29/24 (a)	1,800	1,814
Boral Finance Pty Limited
3.75%, 05/01/28 (a)	1,300	1,396
BPCE
1.37%, (3 Month USD LIBOR + 1.22%), 05/22/22 (a) (b)	500	505
Brookfield Financial, Inc.
4.00%, 04/01/24	500	540
3.90%, 01/25/28	500	559
4.35%, 04/15/30	1,600	1,846
3.50%, 03/30/51	800	838
BTG Pactual Holding S.A.
5.50%, 01/31/23 (a)	600	633
4.50%, 01/10/25 (a)	2,700	2,830
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (a) (f)	600	657
Capital Farm Credit ACA
5.00%, (100, 03/15/26) (d)	3,200	3,418
Capital One Financial Corporation
3.95%, (100, 09/01/26) (d)	1,700	1,730
Carlyle Finance LLC
3.50%, 09/19/29 (a)	500	539
China Construction Bank (New Zealand) Limited
0.88%, (3 Month USD LIBOR + 0.75%), 12/20/21 (b) (c)	500	500
CI Financial Corp.
3.20%, 12/17/30	1,200	1,231
4.10%, 06/15/51	300	312
Citigroup Inc.
3.88%, (100, 02/18/26) (d)	3,100	3,186
4.00%, (100, 12/10/25) (d)	850	879
4.70%, (100, 01/30/25) (d)	1,600	1,650
5.00%, (100, 09/12/24) (d)	2,600	2,725
5.95%, (100, 05/15/25) (d)	1,100	1,209
2.90%, 12/08/21	100	101

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
2.88%, 07/24/23	900	923
1.16%, (3 Month USD LIBOR + 1.02%), 06/01/24 (b)	600	613
4.08%, 04/23/29	1,200	1,361
2.98%, 11/05/30	5,800	6,152
Citizens Bank, National Association
3.75%, 02/18/26	600	665
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (d)	5,200	5,245
5.65%, (100, 10/06/25) (d) (g)	1,500	1,674
3.25%, 04/30/30	300	325
CNA Financial Corporation
2.05%, 08/15/30	300	295
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	1,000	1,101
Credit Agricole SA
3.75%, 04/24/23 (a) (e)	250	265
1.25%, 01/26/27 (a)	700	689
Credit Suisse (USA), Inc.
3.00%, 10/29/21	300	303
Credit Suisse Group AG
6.38%, (100, 08/21/26) (a) (d)	1,100	1,224
7.13%, (100, 07/29/22) (c) (d) (e)	500	523
7.25%, (100, 09/12/25) (a) (d)	1,600	1,810
7.50%, (100, 07/17/23) (a) (d)	2,800	3,040
6.50%, 08/08/23 (a) (e)	200	221
6.50%, 08/08/23 (c)	300	332
2.59%, 09/11/25 (a) (e)	1,700	1,765
3.87%, 01/12/29 (a) (e)	700	769
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	900	936
3.75%, 03/26/25 (e)	800	867
4.55%, 04/17/26 (e)	700	790
Credit Suisse Holdings (USA), Inc.
2.10%, 11/12/21	600	604
DAE Sukuk (DIFC) Ltd
3.75%, 02/15/26 (a)	1,800	1,906
Danske Bank A/S
3.24%, 12/20/25 (a)	1,000	1,064
Deutsche Bank Aktiengesellschaft
4.79%, (100, 04/30/25) (c) (d)	1,400	1,401
4.25%, 10/14/21	2,200	2,222
5.00%, 02/14/22 (e)	900	925
1.35%, (3 Month USD LIBOR + 1.19%), 11/16/22 (b)	500	504
3.30%, 11/16/22	300	311
0.90%, 05/28/24 (e)	400	398
2.22%, 09/18/24 (e)	900	924
2.13%, 11/24/26	3,400	3,450
3.55%, 09/18/31 (e)	7,400	7,854
3.04%, 05/28/32 (e)	400	406
Digital Stout Holding, LLC
3.75%, 10/17/30, GBP (c)	300	474
Discover Financial Services
6.13%, (100, 06/23/25) (d)	2,100	2,357
E*Trade Financial Corporation
4.50%, 06/20/28	2,500	2,897
Enact Holdings, Inc.
6.50%, 08/15/25 (a)	300	331
Enel Finance International N.V.
2.75%, 04/06/23 (a)	3,200	3,318
4.25%, 09/14/23 (a)	1,000	1,077
3.63%, 05/25/27 (a)	400	440
ERP Operating Limited Partnership
2.50%, 02/15/30	300	310
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (c) (d)	2,000	2,535
Export-Import Bank of India
3.25%, 01/15/30 (a)	600	608
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (a)	600	779
4.63%, 04/29/30	1,900	2,177
Fairstone Financial Inc.
7.88%, 07/15/24 (a)	500	521
Fidelity National Financial, Inc.
5.50%, 09/01/22	300	317
3.40%, 06/15/30	1,900	2,047
2.45%, 03/15/31	300	299
First American Financial Corporation
4.30%, 02/01/23	650	685
4.60%, 11/15/24	200	221
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable
4.38%, 04/11/27 (c)	1,550	1,663
Ford Motor Credit Company LLC
3.09%, 01/09/23	2,500	2,553
3.10%, 05/04/23	200	204
5.58%, 03/18/24	300	329
4.54%, 03/06/25, GBP	100	148
5.13%, 06/16/25	200	220
3.25%, 09/15/25, EUR	100	127
2.39%, 02/17/26, EUR	600	736
Freedom Mortgage Corporation
8.13%, 11/15/24 (a)	100	103
8.25%, 04/15/25 (a)	100	104
7.63%, 05/01/26 (a)	1,500	1,560
6.63%, 01/15/27 (a)	3,400	3,422
GE Capital Funding LLC
3.45%, 05/15/25	400	435
4.40%, 05/15/30	7,500	8,742
4.55%, 05/15/32	4,000	4,773
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	800	963
General Motors Financial Company, Inc.
1.74%, (3 Month USD LIBOR + 1.55%), 01/14/22 (b)	200	201
1.51%, (3 Month USD LIBOR + 1.31%), 06/30/22 (b)	400	404
Global Atlantic Financial Company
3.13%, 06/15/31 (a)	1,700	1,714
Globe Life Inc.
2.15%, 08/15/30	2,100	2,070
Greene King Finance PLC
5.32%, 09/15/31, GBP (c) (h)	374	584
High Street Funding Trust I
4.11%, 02/15/28	100	113
HSBC Holdings PLC
4.75%, (100, 07/04/29), EUR (c) (d) (e)	1,300	1,740
5.88%, (100, 09/28/26), GBP (d) (e)	1,900	2,938
6.38%, (100, 09/17/24) (d) (e)	600	664
6.50%, (100, 03/23/28) (d) (e)	2,300	2,642
2.63%, 11/07/25 (e)	1,200	1,259
4.30%, 03/08/26	725	818
3.90%, 05/25/26 (e)	600	666
1.50%, (3 Month USD LIBOR + 1.38%), 09/12/26 (b) (e)	500	516
4.29%, 09/12/26 (e)	900	1,001
4.04%, 03/13/28 (e)	200	221
3.00%, 07/22/28, GBP (e)	700	1,041
4.58%, 06/19/29 (e)	1,100	1,271
3.97%, 05/22/30	6,700	7,496
2.85%, 06/04/31 (e)	2,500	2,580
2.36%, 08/18/31 (e)	2,600	2,583
Imperial Brands Finance PLC
3.75%, 07/21/22 (a) (f)	900	923
3.50%, 02/11/23 - 07/26/26 (a) (f)	1,200	1,271
3.13%, 07/26/24 (a) (f)	500	526
India Green Power Holdings
4.00%, 02/22/27 (a)	2,800	2,815
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch
0.88%, (3 Month USD LIBOR + 0.75%), 12/21/21 (b) (c)	800	801
ING Groep N.V.
5.75%, (100, 11/16/26) (d) (e)	700	775
6.88%, (100, 04/16/22) (c) (d) (e)	600	624
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,300	1,292
1.85%, 09/15/32	3,300	3,138

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Intesa Sanpaolo S.p.A.
7.75%, (100, 01/11/27), EUR (c) (d) (e)	600	869
5.71%, 01/15/26 (a)	875	983
4.20%, 06/01/32 (a)	2,200	2,259
Itau Unibanco Holding S.A.
3.25%, 01/24/25 (a)	2,300	2,363
JAB Holdings B.V.
2.20%, 11/23/30 (a)	2,050	2,003
Jefferies Finance LLC
6.25%, 06/03/26 (a)	200	210
JPMorgan Chase & Co.
3.66%, (3 Month USD LIBOR + 3.47%), (100, 07/30/21) (b) (d)	537	538
4.00%, (100, 04/01/25) (d)	4,700	4,761
4.60%, (100, 02/01/25) (d)	2,900	3,003
5.00%, (100, 08/01/24) (d)	700	739
5.15%, (100, 05/01/23) (d)	800	829
6.10%, (100, 10/01/24) (d)	900	985
3.56%, 04/23/24	235	248
3.22%, 03/01/25	1,380	1,464
2.30%, 10/15/25	2,800	2,916
3.78%, 02/01/28	7,000	7,773
2.74%, 10/15/30	11,100	11,623
1.95%, 02/04/32	1,800	1,750
3.16%, 04/22/42	2,500	2,603
KWG Group Holdings Limited
6.00%, 09/15/22 (c)	400	406
Lazard Group LLC
3.75%, 02/13/25	300	327
4.50%, 09/19/28	1,200	1,386
4.38%, 03/11/29	278	316
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	5,300	5,572
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (d) (e)	2,200	2,552
7.63%, (100, 06/27/23), GBP (c) (d) (e)	1,000	1,510
4.05%, 08/16/23 (e)	1,600	1,716
4.45%, 05/08/25 (e)	800	897
4.58%, 12/10/25	400	449
2.44%, 02/05/26 (e)	600	625
Mitsubishi UFJ Financial Group Inc
1.04%, (3 Month USD LIBOR + 0.86%), 07/26/23 (b)	300	304
2.80%, 07/18/24	1,800	1,905
1.41%, 07/17/25	9,800	9,902
Mitsubishi UFJ Lease & Finance Company Limited
2.65%, 09/19/22 (a)	700	717
Mizuho Financial Group Inc
0.97%, (3 Month USD LIBOR + 0.85%), 09/13/23 (b)	2,200	2,228
2.87%, 09/13/30	4,400	4,631
1.98%, 09/08/31	1,900	1,860
Moody's Corporation
4.88%, 02/15/24	290	318
3.25%, 05/20/50	1,000	1,050
Morgan Stanley
5.88%, (100, 09/15/26) (d)	1,000	1,148
0.74%, (3 Month CIDOR + 0.30%), 02/03/23, CAD (b)	2,200	1,775
1.79%, 02/13/32	1,500	1,443
3.22%, 04/22/42	5,600	5,926
2.80%, 01/25/52	2,400	2,362
MUFG Americas Holdings Corporation
3.00%, 02/10/25	800	852
MUFG Union Bank, National Association
2.10%, 12/09/22	1,300	1,330
Multibank, Inc.
4.38%, 11/09/22 (a)	200	205
Muthoot Finance Limited
4.40%, 09/02/23 (a)	2,300	2,366
Nasdaq, Inc.
2.50%, 12/21/40 (f)	1,500	1,394
National Securities Clearing Corporation
1.20%, 04/23/23 (a)	1,400	1,422
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (a)	800	830
Nationwide Building Society
10.25%, GBP (d)	535	1,378
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (a)	500	552
Navient Corporation
6.50%, 06/15/22	200	209
New York Life Insurance Company
4.45%, 05/15/69 (a)	600	751
Nippon Life Insurance Company of America
3.40%, 01/23/50 (a)	600	621
Nomura Holdings, Inc.
2.65%, 01/16/25	1,200	1,262
1.85%, 07/16/25 (g)	1,300	1,326
3.10%, 01/16/30	1,800	1,891
Nordea Bank ABP
6.63%, (100, 03/26/26) (a) (d)	300	345
Novatek Finance Designated Activity Company
4.42%, 12/13/22 (c)	500	524
NTT Finance Corporation
1.90%, 07/21/21 (c)	2,050	2,051
Nuveen Finance, LLC
4.13%, 11/01/24 (a)	500	551
Ohio National Financial Services, Inc.
5.55%, 01/24/30 (a)	3,100	3,538
Pacific LifeCorp
3.35%, 09/15/50 (a)	400	423
Petrobras Global Finance B.V.
7.25%, 03/17/44	1,200	1,475
Phosagro Bond Funding Designated Activity Company
3.05%, 01/23/25 (a)	600	626
Pine Street Trust I
4.57%, 02/15/29 (a)	1,600	1,835
Principal Financial Group, Inc.
3.70%, 05/15/29	100	112
Protective Life Corporation
4.30%, 09/30/28 (a)	1,000	1,130
3.40%, 01/15/30 (a)	700	746
Radian Group Inc.
6.63%, 03/15/25	500	565
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	600	667
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	900	867
Rio Oil Finance Trust
9.25%, 07/06/24 (c) (h)	262	291
9.25%, 07/06/24 (a) (h)	109	122
9.75%, 01/06/27 (a) (h)	146	173
8.20%, 04/06/28 (a)	576	667
Santander Holdings USA, Inc.
3.40%, 01/18/23	1,100	1,145
3.50%, 06/07/24	600	642
3.24%, 10/05/26	2,200	2,339
4.40%, 07/13/27	100	112
Santander UK Group Holdings PLC
7.38%, (100, 06/24/22), GBP (c) (d) (e)	295	429
3.75%, 11/15/21 (e)	2,100	2,127
4.80%, 11/15/24 (e)	532	581
4.75%, 09/15/25 (a)	600	673
1.53%, 08/21/26 (e)	2,100	2,104
SB Capital S.A.
6.13%, 02/07/22 (c)	1,500	1,549
5.13%, 10/29/22 (c)	6,100	6,374
5.25%, 05/23/23 (c)	600	635
SBL Holdings, LLC
5.13%, 11/13/26 (a)	700	777
Shriram Transport Finance Company Limited
5.95%, 10/24/22 (c)	900	919
5.10%, 07/16/23 (a)	1,900	1,929
SLM Corporation
7.25%, 01/25/22	100	104
5.13%, 04/05/22	400	410
4.20%, 10/29/25	500	537

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
SMBC Aviation Capital Finance Designated Activity Company
2.65%, 07/15/21 (a)	1,700	1,701
3.00%, 07/15/22 (a)	800	818
3.55%, 04/15/24 (a)	1,100	1,170
Societe Generale
1.49%, 12/14/26 (a)	900	892
Standard Chartered PLC
4.75%, (100, 01/14/31) (a) (d)	800	823
3.79%, 05/21/25 (a)	1,000	1,074
2.82%, 01/30/26 (a)	1,600	1,679
3.27%, 02/18/36 (a)	700	702
State Bank of India
3.25%, 01/24/22 (c)	700	709
State Street Corporation
5.63%, (100, 12/15/23) (d)	400	424
Stichting AK Rabobank Certificaten II
0.00%, EUR (b) (c) (d) (h)	630	1,004
Stifel Financial Corp.
4.00%, 05/15/30	900	1,002
Sumitomo Mitsui Financial Group, Inc.
1.33%, (3 Month USD LIBOR + 1.14%), 10/19/21 (b)	1,300	1,304
1.47%, 07/08/25	3,900	3,945
3.04%, 07/16/29	4,300	4,614
2.13%, 07/08/30	2,700	2,718
Sumitomo Mitsui Trust Bank Ltd
1.05%, 09/12/25 (a)	1,700	1,688
SVB Financial Group
4.10%, (100, 02/15/31) (d)	1,200	1,218
Sydney Airport Finance Company Pty Limited
3.63%, 04/28/26 (a)	200	217
Synchrony Financial
3.95%, 12/01/27	2,900	3,229
Syngenta Finance N.V.
3.13%, 03/28/22	1,200	1,220
4.44%, 04/24/23 (a) (f)	200	211
4.89%, 04/24/25 (a) (f)	200	222
5.18%, 04/24/28 (a) (f)	1,900	2,172
Synovus Bank
2.29%, 02/10/23	4,500	4,536
The Bank of New York Mellon Corporation
4.70%, (100, 09/20/25) (d) (g)	800	881
The Bank of Nova Scotia
4.90%, (100, 06/04/25) (d) (e)	500	545
The Blackstone Group Inc.
2.50%, 01/10/30 (a)	5,700	5,929
5.00%, 06/15/44 (a)	300	398
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (d)	2,300	2,353
5.00%, (100, 12/01/27) (d)	900	953
5.38%, (100, 06/01/25) (d)	2,400	2,656
The Export-Import Bank of China
3.63%, 07/31/24 (a)	500	543
The Goldman Sachs Group, Inc.
0.90%, (3 Month USD LIBOR + 0.75%), 02/23/23 (b)	600	605
3.50%, 01/23/25	600	649
1.09%, 12/09/26	800	788
1.93%, (3 Month USD LIBOR + 1.75%), 10/28/27 (b)	4,100	4,335
3.69%, 06/05/28	400	441
4.22%, 05/01/29	2,400	2,736
The Hanover Insurance Group, Inc.
2.50%, 09/01/30	500	503
The PNC Financial Services Group, Inc.
2.55%, 01/22/30	3,100	3,266
The Royal Bank of Scotland Group Public Limited Company
8.63%, (100, 08/15/21) (d) (e)	7,199	7,262
2.00%, 03/08/23, EUR	200	240
1.70%, (3 Month USD LIBOR + 1.55%), 06/25/24 (b) (e)	1,801	1,843
4.52%, 06/25/24 (e)	1,100	1,181
4.27%, 03/22/25 (e)	1,400	1,514
1.75%, 03/02/26, EUR (c)	600	748
5.08%, 01/27/30 (e)	200	236
Truist Financial Corporation
5.10%, (100, 03/01/30) (d)	1,400	1,585
UBS AG
7.63%, 08/17/22	2,403	2,586
5.13%, 05/15/24 (c)	900	992
UBS Group AG
4.38%, (100, 02/10/31) (a) (d)	2,600	2,655
7.13%, (100, 08/10/21) (c) (d) (e)	4,528	4,556
3.13%, 08/13/30 (a) (e)	400	429
2.10%, 02/11/32 (a)	1,600	1,566
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (a) (e)	250	279
UBS Group Funding (Switzerland) AG
3.49%, 05/23/23 (a)	2,600	2,672
UniCredit S.p.A.
7.50%, (100, 06/03/26), EUR (c) (d)	1,400	1,965
6.57%, 01/14/22 (a)	500	515
7.83%, 12/04/23 (a)	1,200	1,385
Virgin Media Secured Finance PLC
4.25%, 01/15/30, GBP (a)	300	412
Virgin Money UK PLC
4.00%, 09/03/27, GBP (c)	900	1,376
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (a)	1,900	1,869
Volkswagen Group of America, Inc.
0.99%, (3 Month USD LIBOR + 0.86%), 09/24/21 (a) (b)	900	902
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
2.13%, 04/04/22, EUR (c)	700	845
Wells Fargo & Company
1.42%, (3 Month USD LIBOR + 1.23%), 10/31/23 (b)	1,400	1,418
3.30%, 09/09/24	950	1,024
3.55%, 09/29/25	900	990
2.41%, 10/30/25	2,700	2,825
2.16%, 02/11/26	6,600	6,848
3.20%, 06/17/27	800	864
3.58%, 05/22/28	4,800	5,287
2.39%, 06/02/28	7,200	7,466
Wells Fargo Bank, National Association
3.55%, 08/14/23	1,000	1,064
Willis North America Inc.
2.95%, 09/15/29	5,500	5,772
Woodside Finance Limited
3.65%, 03/05/25 (a)	600	640
4.50%, 03/04/29 (a)	2,000	2,241
XLIT Ltd
4.45%, 03/31/25	400	449
		580,729
Real Estate 7.7%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	500	587
2.75%, 12/15/29	2,600	2,726
3.00%, 05/18/51	1,100	1,081
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	2,678
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	1,050	1,101
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,351
American Tower Corporation
3.50%, 01/31/23	750	786
3.00%, 06/15/23	600	628
2.95%, 01/15/25 - 01/15/51	2,400	2,474
4.00%, 06/01/25	1,000	1,101
2.75%, 01/15/27	1,900	2,008
3.13%, 01/15/27	400	429
3.80%, 08/15/29	700	780
2.90%, 01/15/30	3,900	4,100
1.88%, 10/15/30	1,600	1,548
3.70%, 10/15/49	2,100	2,267

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Boston Properties Limited Partnership
2.90%, 03/15/30	300	312
Brixmor Operating Partnership LP
3.25%, 09/15/23	200	210
3.90%, 03/15/27	700	769
CBL & Associates Limited Partnership
0.00%, 12/15/26 (i) (j)	310	174
CIFI Holdings (Group) Co. Ltd.
6.00%, 07/16/25 (c)	400	422
Columbia Property Trust Operating Partnership, L.P.
3.65%, 08/15/26	700	736
Corporate Office Properties Trust
2.25%, 03/15/26	400	410
Crown Castle International Corp.
3.15%, 07/15/23	3,000	3,152
3.80%, 02/15/28	900	1,000
4.30%, 02/15/29	1,800	2,070
2.25%, 01/15/31	3,800	3,747
4.00%, 11/15/49	1,501	1,665
4.15%, 07/01/50	1,100	1,259
Duke Realty Limited Partnership
3.05%, 03/01/50	1,600	1,576
EPR Properties
4.50%, 04/01/25 - 06/01/27	1,000	1,066
4.75%, 12/15/26	200	217
Equinix, Inc.
2.63%, 11/18/24	600	631
3.20%, 11/18/29	600	645
2.15%, 07/15/30	1,700	1,692
Essex Portfolio, L.P.
3.50%, 04/01/25	900	975
2.65%, 03/15/32	1,500	1,524
Federal Realty Investment Trust
1.25%, 02/15/26 (g)	1,200	1,191
Fideicomiso Fibra Uno
6.95%, 01/30/44 (a)	1,000	1,221
GLP Financing, LLC
4.00%, 01/15/31	2,400	2,587
Goodman HK Finance
4.38%, 06/19/24 (c)	300	324
Greenland Global Investment Ltd.
6.25%, 12/16/22 (c)	900	865
Healthcare Trust of America Holdings, LP
2.00%, 03/15/31	900	871
Highwoods Realty Limited Partnership
4.20%, 04/15/29	700	788
3.05%, 02/15/30	400	419
Host Hotels & Resorts, L.P.
3.88%, 04/01/24	200	214
4.00%, 06/15/25	300	324
4.50%, 02/01/26	100	110
3.50%, 09/15/30 (f)	3,400	3,568
Hudson Pacific Properties, L.P.
3.25%, 01/15/30	2,300	2,425
Kaisa Group Holdings Ltd.
11.25%, 04/09/22	300	307
8.50%, 06/30/22 (c)	800	799
10.88%, 07/23/23 (c)	2,000	2,002
9.75%, 09/28/23 (c)	2,600	2,551
11.95%, 11/12/23 (c)	800	819
9.38%, 06/30/24 (c)	800	754
Kilroy Realty, L.P.
4.38%, 10/01/25	300	333
3.05%, 02/15/30	7,300	7,631
KWG Group Holdings Limited
7.88%, 09/01/23 (c)	600	615
5.88%, 11/10/24 (c)	200	202
Life Storage LP
2.20%, 10/15/30	1,000	988
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27	400	446
3.88%, 02/15/29 (a)	2,500	2,543
Mid-America Apartments, L.P.
4.30%, 10/15/23	50	54
3.75%, 06/15/24	100	108
3.95%, 03/15/29	600	682
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (a)	900	997
MPT Operating Partnership, L.P.
3.50%, 03/15/31	1,800	1,818
National Health Investors, Inc.
3.00%, 02/01/31	900	872
Newmark Group, Inc.
6.13%, 11/15/23 (f)	700	770
Omega Healthcare Investors, Inc.
4.38%, 08/01/23	165	176
3.25%, 04/15/33	3,600	3,590
Physicians Realty L.P.
4.30%, 03/15/27	995	1,122
3.95%, 01/15/28	200	220
ProLogis, L.P.
2.25%, 04/15/30	800	817
PulteGroup, Inc.
5.00%, 01/15/27	300	351
Reckson Operating Partnership, L.P.
4.50%, 12/01/22	100	104
Regency Centers, L.P.
2.95%, 09/15/29	300	316
3.70%, 06/15/30	900	998
Sabra Health Care Limited Partnership
4.80%, 06/01/24	1,000	1,092
SBA Communications Corporation
3.88%, 02/15/27	1,500	1,543
3.13%, 02/01/29 (a)	300	290
Seazen Group Limited
6.00%, 08/12/24 (c)	2,300	2,392
Service Properties Trust
4.50%, 06/15/23	200	205
4.95%, 02/15/27	300	299
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	500	514
Spirit Realty, L.P.
4.45%, 09/15/26	200	223
4.00%, 07/15/29	500	556
3.20%, 02/15/31	600	625
Store Capital Corporation
2.75%, 11/18/30	900	909
Sunac China Holdings Limited
6.50%, 07/09/23 (c)	1,400	1,430
7.50%, 02/01/24 (c)	400	411
6.65%, 08/03/24 (c)	400	402
7.00%, 07/09/25 (c)	1,200	1,179
Times China Holdings Limited
7.63%, 02/21/22 (c)	80	81
UDR, Inc.
3.00%, 08/15/31	2,700	2,845
Vanke Real Estate (Hong Kong) Company Limited
4.20%, 06/07/24 (c)	800	859
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	1,034
Vereit Operating Partnership, L.P.
4.88%, 06/01/26	2,600	2,999
3.95%, 08/15/27	400	450
W.P. Carey Inc.
4.00%, 02/01/25	1,000	1,092
4.25%, 10/01/26	700	786
Weyerhaeuser Company
7.13%, 07/15/23	1,100	1,241
8.50%, 01/15/25	500	624
4.00%, 11/15/29 - 04/15/30	6,100	6,956
7.38%, 03/15/32	1,600	2,312
Yango Justice International Limited
10.25%, 03/18/22 (c)	400	402
7.50%, 04/15/24 (c)	200	192
Yanlord Land (HK) Co., Limited
6.80%, 02/27/24 (c)	600	631
		132,363

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Communication Services 7.0%
21Vianet Group, Inc.
7.88%, 10/15/21 (c)	500	502
Activision Blizzard, Inc.
3.40%, 09/15/26	900	990
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (a)	200	211
Altice Financing S.A.
2.25%, 01/15/25, EUR (a)	300	345
AMC Networks, Inc.
4.25%, 02/15/29	2,200	2,223
AT&T Inc.
2.75%, 06/01/31	5,100	5,301
2.55%, 12/01/33 (a)	1,785	1,769
3.50%, 06/01/41	5,900	6,127
3.80%, 12/01/57 (a)	602	628
3.65%, 09/15/59 (a)	2,681	2,713
Baidu, Inc.
4.38%, 05/14/24	200	218
1.72%, 04/09/26	1,000	1,011
4.88%, 11/14/28	1,100	1,304
CC Holdings GS V LLC
3.85%, 04/15/23	200	212
CCO Holdings, LLC
4.25%, 02/01/31 (a)	1,800	1,835
4.50%, 05/01/32	1,100	1,139
CenturyLink, Inc.
4.00%, 02/15/27 (a)	2,900	2,958
Charter Communications Operating, LLC
4.50%, 02/01/24	1,500	1,634
3.75%, 02/15/28	300	331
5.05%, 03/30/29	100	118
2.80%, 04/01/31	200	205
5.38%, 05/01/47	400	490
5.75%, 04/01/48	300	381
4.80%, 03/01/50	2,000	2,299
3.85%, 04/01/61	4,800	4,723
Comcast Corporation
2.35%, 01/15/27	200	210
3.30%, 02/01/27	400	439
2.65%, 02/01/30	2,000	2,105
3.75%, 04/01/40	5,800	6,549
4.50%, 01/15/43	500	620
4.60%, 08/15/45	400	503
3.40%, 07/15/46	1,200	1,288
4.70%, 10/15/48	4,500	5,829
4.00%, 11/01/49	300	353
2.80%, 01/15/51	1,750	1,697
Cox Communications, Inc.
3.15%, 08/15/24 (a)	276	294
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	600	389
Discovery Communications, LLC
3.45%, 03/15/25	100	107
Electronic Arts Inc.
1.85%, 02/15/31	4,800	4,633
Expedia Group, Inc.
3.80%, 02/15/28	500	544
Globo Comunicacao e Participacoes S.A.
4.88%, 01/22/30 (a)	2,000	2,070
Level 3 Financing, Inc.
3.88%, 11/15/29 (a)	1,300	1,394
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	1,700	1,887
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (a)	200	214
NBN Co Limited
2.63%, 05/05/31 (a)	3,900	3,997
Netflix, Inc.
4.63%, 05/15/29, EUR (c)	1,600	2,366
3.88%, 11/15/29, EUR (c)	1,400	1,996
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (k)	400	412
RELX Capital Inc.
3.50%, 03/16/23	200	210
Scripps Escrow II, Inc.
3.88%, 01/15/29 (a)	300	298
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	1,200	1,675
4.50%, 09/15/42	300	334
Sprint Corporation
7.25%, 09/15/21	1,600	1,620
7.13%, 06/15/24	200	231
Tencent Holdings Limited
3.60%, 01/19/28 (c)	200	219
3.98%, 04/11/29 (a)	3,400	3,805
3.98%, 04/11/29 (c)	900	1,006
2.39%, 06/03/30 (c)	900	897
3.24%, 06/03/50 (a)	1,100	1,076
The Interpublic Group of Companies, Inc.
3.38%, 03/01/41	2,600	2,692
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	100	151
T-Mobile USA, Inc.
1.50%, 02/15/26	2,800	2,820
2.55%, 02/15/31	5,000	5,057
3.30%, 02/15/51	3,500	3,501
Univision Communications Inc.
5.13%, 02/15/25 (a)	900	918
Verizon Communications Inc.
0.83%, (SOFR + 0.79%), 03/20/26 (b)	9,600	9,774
2.10%, 03/22/28	1,200	1,224
Vodafone Group Public Limited Company
7.00%, 04/04/79	200	242
Zayo Group Holdings, Inc.
6.13%, 03/01/28 (a)	2,600	2,655
		119,968
Utilities 6.6%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	4,100	4,110
Adani Transmission Limited
4.00%, 08/03/26 (c)	500	524
Ameren Illinois Company
3.25%, 03/15/50	300	323
American Electric Power Company, Inc.
1.00%, 11/01/25	2,000	1,983
Arizona Public Service Company
3.50%, 12/01/49	400	438
2.65%, 09/15/50	700	663
Atmos Energy Corporation
1.50%, 01/15/31	1,500	1,422
Black Hills Corporation
2.50%, 06/15/30	1,400	1,428
Cameron LNG, LLC
3.40%, 01/15/38 (a)	1,300	1,371
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	2,000	1,920
CenterPoint Energy, Inc.
2.50%, 09/01/24	700	732
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30 (a)	1,800	1,858
Clearway Energy Operating LLC
3.75%, 02/15/31 (a)	3,000	2,975
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,406
Dominion Energy Gas Holdings, LLC
2.50%, 11/15/24	600	630
DTE Electric Company
2.25%, 03/01/30	1,400	1,438
Duquesne Light Holdings, Inc.
5.90%, 12/01/21 (a)	50	51
3.62%, 08/01/27 (a)	1,200	1,305
2.53%, 10/01/30 (a)	200	199
Entergy Corporation
1.90%, 06/15/28	2,600	2,596
2.80%, 06/15/30	2,600	2,704

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Entergy Texas, Inc.
1.75%, 03/15/31	700	670
Essential Utilities, Inc.
2.40%, 05/01/31	2,300	2,316
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	1,016
Eversource Energy
3.45%, 01/15/50	2,400	2,546
Exelon Corporation
3.95%, 06/15/25	500	550
4.45%, 04/15/46	200	243
Georgia Power Company
3.70%, 01/30/50	400	436
3.25%, 03/15/51	2,300	2,334
Ipalco Enterprises Inc
3.70%, 09/01/24	503	542
ITC Holdings Corp.
2.95%, 05/14/30 (a)	2,500	2,638
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (a)	1,300	1,462
Mississippi Power Company
3.95%, 03/30/28	2,600	2,927
Monongahela Power Company
5.40%, 12/15/43 (a)	106	139
National Fuel Gas Company
2.95%, 03/01/31 (f)	900	909
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,652
Nevada Power Company
2.40%, 05/01/30	1,200	1,237
NextEra Energy Capital Holdings, Inc.
3.25%, 04/01/26	800	867
3.50%, 04/01/29	500	553
2.75%, 11/01/29	2,800	2,957
5.65%, 05/01/79	800	932
NiSource Inc.
2.95%, 09/01/29	700	742
Pacific Gas And Electric Company
1.53%, (3 Month USD LIBOR + 1.38%), 11/15/21 (b)	3,300	3,305
3.25%, 06/15/23	800	827
3.45%, 07/01/25	450	471
3.15%, 01/01/26	1,200	1,237
3.30%, 03/15/27 - 08/01/40	5,300	5,196
3.75%, 07/01/28	250	263
4.65%, 08/01/28	200	220
4.55%, 07/01/30	2,300	2,460
2.50%, 02/01/31	1,800	1,684
4.60%, 06/15/43	600	598
4.30%, 03/15/45	200	193
4.25%, 03/15/46	1,200	1,155
4.95%, 07/01/50	500	514
PECO Energy Company
3.00%, 09/15/49	800	831
Perusahaan Listrik Negara, PT
3.00%, 06/30/30 (a)	1,100	1,103
Puget Energy, Inc.
4.10%, 06/15/30	900	1,009
ReNew Power Private Limited
5.88%, 03/05/27 (a)	700	748
San Diego Gas & Electric Company
1.70%, 10/01/30	4,200	4,060
4.10%, 06/15/49	200	241
Sempra Energy
3.55%, 06/15/24	200	215
3.75%, 11/15/25	200	220
3.40%, 02/01/28	800	879
Southern California Edison Company
0.66%, (SOFR + 0.64%), 04/03/23 (b)	2,900	2,907
0.85%, (SOFR + 0.83%), 04/01/24 (b)	2,600	2,608
3.70%, 08/01/25	1,100	1,197
6.05%, 03/15/39	400	533
3.60%, 02/01/45	400	398
4.00%, 04/01/47	1,100	1,158
4.13%, 03/01/48	5,000	5,345
Southern California Gas Company
2.55%, 02/01/30	1,600	1,656
Southern Company Gas Capital Corporation
3.25%, 06/15/26	2,700	2,929
State Grid Overseas Investment Limited
1.63%, 08/05/30 (c)	600	570
System Energy Resources, Inc.
2.14%, 12/09/25	1,300	1,311
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (a)	2,870	3,024
The East Ohio Gas Company
2.00%, 06/15/30 (a)	600	594
The Narragansett Electric Company
3.40%, 04/09/30 (a)	700	768
The Southern Company
2.95%, 07/01/23	200	209
4.25%, 07/01/36	400	465
5.50%, 03/15/57	200	205
WEC Energy Group Inc.
1.38%, 10/15/27	1,200	1,173
		113,223
Consumer Discretionary 6.5%
7-Eleven, Inc.
0.63%, 02/10/23 (a)	11,100	11,106
Alibaba Group Holding Limited
3.60%, 11/28/24	300	326
2.13%, 02/09/31	3,600	3,539
Amazon.com, Inc.
3.80%, 12/05/24	100	110
5.20%, 12/03/25	100	117
Aptiv PLC
4.35%, 03/15/29	800	922
Azul Investments LLP
5.88%, 10/26/24 (a)	100	97
Bacardi Limited
2.75%, 07/15/26 (a)	300	313
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/27 (a) (k)	200	205
Colt Merger Sub, Inc.
5.75%, 07/01/25 (a)	400	422
eBay Inc.
1.90%, 03/11/25	1,200	1,240
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	700	743
Expedia Group, Inc.
6.25%, 05/01/25 (a)	1,603	1,865
2.95%, 03/15/31 (f)	1,650	1,677
Ferguson Finance PLC
3.25%, 06/02/30 (a)	400	432
Ford Motor Credit Company LLC
4.54%, 08/01/26	1,000	1,089
GLP Financing, LLC
3.35%, 09/01/24	400	424
5.25%, 06/01/25	400	451
5.75%, 06/01/28	300	357
5.30%, 01/15/29	700	818
Hasbro, Inc.
3.55%, 11/19/26	4,400	4,823
Hilton Domestic Operating Company Inc.
3.75%, 05/01/29 (a)	650	656
4.00%, 05/01/31 (a)	1,350	1,363
3.63%, 02/15/32 (a)	400	395
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (a)	200	204
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	400	417
Hyatt Hotels Corporation
5.38%, 04/23/25 (f)	2,450	2,768
5.75%, 04/23/30 (f)	500	607
Hyundai Capital America
1.15%, 11/10/22 (a)	1,300	1,308
2.00%, 06/15/28 (a)	1,600	1,585

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (k)	100	109
Las Vegas Sands Corp.
3.20%, 08/08/24	6,800	7,135
2.90%, 06/25/25	200	208
3.50%, 08/18/26	800	851
Marriott International, Inc.
5.75%, 05/01/25 (f)	2,000	2,309
4.63%, 06/15/30 (f)	200	230
3.50%, 10/15/32 (f)	1,900	2,020
McDonald's Corporation
3.63%, 09/01/49	400	443
MCE Finance Limited
5.25%, 04/26/26 (a)	500	520
5.63%, 07/17/27 (a)	200	209
5.75%, 07/21/28 (a)	1,900	2,008
5.38%, 12/04/29 (a)	2,100	2,214
MGM China Holdings Limited
5.38%, 05/15/24 (a)	300	308
5.25%, 06/18/25 (a)	800	831
5.88%, 05/15/26 (a)	1,700	1,782
MGM Resorts International
5.50%, 04/15/27	66	72
Nissan Motor Acceptance Corporation
1.90%, 09/14/21 (a)	1,900	1,905
2.65%, 07/13/22 (a)	2,705	2,753
2.60%, 09/28/22 (a)	2,050	2,094
0.77%, (3 Month USD LIBOR + 0.64%), 03/08/24 (a) (b)	2,300	2,302
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (a)	1,100	1,147
4.35%, 09/17/27 (a)	2,100	2,307
4.81%, 09/17/30 (a)	600	678
NVR, Inc.
3.00%, 05/15/30	4,400	4,658
PetSmart, Inc.
4.75%, 02/15/28 (a)	450	467
Prosus N.V.
3.68%, 01/21/30 (a)	1,100	1,176
QVC, Inc.
4.38%, 03/15/23	900	948
4.85%, 04/01/24	200	217
Sands China Ltd.
4.60%, 08/08/23 (f)	3,800	4,035
5.13%, 08/08/25 (f)	5,200	5,821
3.80%, 01/08/26 (f)	800	855
5.40%, 08/08/28 (f)	900	1,046
SES
3.60%, 04/04/23 (a)	2,007	2,100
Station Casinos LLC
4.50%, 02/15/28 (a)	300	304
Studio City Finance Limited
6.50%, 01/15/28 (a)	1,100	1,176
5.00%, 01/15/29 (a)	500	504
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (a)	1,900	2,049
Wyndham Destinations, Inc.
4.63%, 03/01/30 (a)	1,000	1,032
Wynn Las Vegas, LLC
5.25%, 05/15/27 (a)	900	966
Wynn Macau, Limited
4.88%, 10/01/24 (a)	400	406
5.50%, 01/15/26 - 10/01/27 (c)	1,200	1,252
5.50%, 01/15/26 - 10/01/27 (a)	3,400	3,550
5.63%, 08/26/28 (a)	4,000	4,181
		111,557
Energy 6.5%
Aker BP ASA
3.75%, 01/15/30 (a)	2,200	2,370
4.00%, 01/15/31 (a)	3,500	3,842
APT Pipelines Limited
4.20%, 03/23/25 (a)	500	548
Azure Power Solar Energy Private Limited
5.65%, 12/24/24 (a)	600	637
BP Capital Markets America Inc.
3.59%, 04/14/27	1,100	1,218
4.23%, 11/06/28	1,600	1,857
Cenovus Energy Inc.
4.25%, 04/15/27	1,100	1,231
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	650	744
5.13%, 06/30/27	6,100	7,092
3.70%, 11/15/29	800	874
Cheniere Energy Partners, L.P.
4.00%, 03/01/31 (a)	1,900	1,987
DCP Midstream Operating, LP
5.63%, 07/15/27	300	342
Devon Energy Corporation
4.50%, 01/15/30 (a)	842	922
El Paso LLC
7.75%, 01/15/32	200	288
Enable Midstream Partners, LP
4.40%, 03/15/27	800	884
4.95%, 05/15/28	500	573
5.00%, 05/15/44 (h)	595	648
Enbridge Inc.
0.66%, (3 Month USD LIBOR + 0.50%), 02/18/22 (b)	3,300	3,308
0.42%, (SOFR + 0.40%), 02/17/23 (b)	1,900	1,903
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	500	533
Energy Transfer LP
4.25%, 03/15/23	200	210
4.20%, 04/15/27	1,200	1,329
5.50%, 06/01/27	2,472	2,904
4.90%, 03/15/35	554	639
7.50%, 07/01/38	200	282
6.05%, 06/01/41	1,300	1,645
6.50%, 02/01/42	100	130
6.25%, 04/15/49	600	789
Enterprise Products Operating LLC
3.90%, 02/15/24	100	108
3.20%, 02/15/52	2,300	2,288
4.88%, 08/16/77 (b)	500	492
EQM Midstream Partners, LP
4.00%, 08/01/24	500	514
4.13%, 12/01/26	100	102
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (a)	1,000	1,013
Gaz Capital S.A.
6.51%, 03/07/22 (c)	500	519
3.13%, 11/17/23, EUR (a)	400	500
2.95%, 01/24/24, EUR (c)	1,600	1,991
2.25%, 11/22/24, EUR (c)	200	246
4.95%, 03/23/27 (c)	600	671
Gaz Finance PLC
3.00%, 06/29/27 (c)	1,500	1,522
2.95%, 01/27/29 (a)	1,800	1,769
3.25%, 02/25/30 (c)	1,000	996
3.25%, 02/25/30 (a)	1,800	1,793
GPN Capital S.A.
4.38%, 09/19/22 (c)	300	311
6.00%, 11/27/23 (c)	500	550
Greenko Dutch B.V.
3.85%, 03/29/26 (a)	800	821
Greenko Solar (Mauritius) Limited
5.95%, 07/29/26 (c)	1,100	1,185
Guara Norte S.à r.l.
5.20%, 06/15/34 (a)	2,750	2,868
Hess Corporation
7.30%, 08/15/31	65	88
Kinder Morgan, Inc.
1.46%, (3 Month USD LIBOR + 1.28%), 01/15/23 (b)	1,300	1,317
Lundin Energy Finance B.V.
3.10%, 07/15/31 (a)	1,200	1,214
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (a)	600	610
3.90%, 04/01/24 (a)	3,300	3,454

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
4.63%, 04/01/29 (a)	500	531
MPLX LP
4.50%, 04/15/38	200	229
5.20%, 12/01/47	1,638	1,999
4.90%, 04/15/58	300	359
Occidental Petroleum Corporation
6.95%, 07/01/24	300	338
4.40%, 08/15/49	600	578
Ocyan S/A
0.00% (a) (d) (l)	89	1
Odebrecht Offshore Drilling Finance Ltd.
6.35%, 12/01/21 (a)	3	3
6.72%, 12/01/22 (c)	15	14
7.35%, 12/01/26 (a) (k)	146	75
7.72%, 12/01/26 (c) (k)	161	38
ONEOK Partners, L.P.
4.90%, 03/15/25	1,000	1,120
6.85%, 10/15/37	200	273
6.20%, 09/15/43	500	657
ONEOK, Inc.
4.00%, 07/13/27	300	331
4.35%, 03/15/29	2,500	2,823
6.35%, 01/15/31	2,800	3,621
Petrobras Global Finance B.V.
5.09%, 01/15/30	1,478	1,613
5.60%, 01/03/31	2,600	2,911
Petróleos Mexicanos
6.75%, 09/21/47	2,600	2,298
Phillips 66
0.90%, 02/15/24	1,300	1,301
Phillips 66 Partners LP
3.15%, 12/15/29	900	946
Pioneer Natural Resources Company
4.45%, 01/15/26	400	451
Plains All American Pipeline, L.P.
2.85%, 01/31/23	200	205
3.60%, 11/01/24	100	107
Qatar Petroleum
3.13%, 07/12/41 (a)	1,800	1,793
Ras Laffan Liquefied Natural Gas Company Limited
5.84%, 09/30/27 (a)	240	275
Regency Energy Partners LP
5.88%, 03/01/22	1,000	1,022
5.00%, 10/01/22	100	104
Rockies Express Pipeline LLC
4.80%, 05/15/30 (a)	2,200	2,213
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	300	308
5.63%, 04/15/23	800	860
5.75%, 05/15/24	1,510	1,695
5.88%, 06/30/26	1,200	1,419
Saudi Arabian Oil Company
2.25%, 11/24/30 (a)	200	196
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	5,100	5,293
Terraform Power Operating, LLC
4.25%, 01/31/23 (a)	100	103
TransCanada PipeLines Limited
4.63%, 03/01/34	800	948
TransCanada Trust
5.30%, 03/15/77	875	929
Transcontinental Gas Pipe Line Company, LLC
4.00%, 03/15/28	800	903
3.25%, 05/15/30	700	755
4.60%, 03/15/48	990	1,209
Transocean Guardian Limited
5.88%, 01/15/24 (a)	210	205
Transocean Pontus Limited
6.13%, 08/01/25 (a)	73	73
Valero Energy Corp.
4.35%, 06/01/28	900	1,025
		110,821
Industrials 6.3%
3M Company
3.25%, 08/26/49 (g)	1,800	1,973
A.P. Moller - Maersk A/S
3.88%, 09/28/25 (a)	800	878
Aircastle Limited
2.85%, 01/26/28 (a)	2,200	2,201
Allegion Public Limited Company
3.50%, 10/01/29	500	544
Allegion US Holding Company Inc.
3.20%, 10/01/24	400	426
3.55%, 10/01/27	100	108
Amcor Finance (USA), Inc.
3.63%, 04/28/26	400	438
BAE Systems PLC
3.40%, 04/15/30 (a)	300	326
Berry Global, Inc.
1.57%, 01/15/26 (a)	4,700	4,709
BOC Aviation Limited
2.75%, 09/18/22 (a)	400	407
3.50%, 10/10/24 (a)	2,300	2,450
Boise Cascade Company
4.88%, 07/01/30 (a)	300	319
Bombardier Inc.
6.00%, 10/15/22 (a)	600	601
7.13%, 06/15/26 (a)	900	942
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	3,218	3,455
5.00%, 03/01/30 (a)	500	525
Carrier Global Corporation
2.24%, 02/15/25	2,000	2,081
CoStar Group, Inc.
2.80%, 07/15/30 (a)	1,100	1,118
Crown Americas LLC
4.75%, 02/01/26	100	104
DAE Funding LLC
3.38%, 03/20/28 (a)	2,600	2,668
Delta Air Lines, Inc.
2.90%, 10/28/24	2,350	2,392
7.00%, 05/01/25 (a)	1,300	1,520
7.38%, 01/15/26	2,900	3,404
Equifax Inc.
2.60%, 12/15/25	600	633
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	3,300	3,427
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23	200	214
3.25%, 09/15/29	800	858
GATX Corporation
3.50%, 03/15/28	500	550
General Electric Capital Corporation
5.55%, 01/05/26	1,800	2,133
General Electric Company
3.45%, (3 Month USD LIBOR + 3.33%), (100, 09/15/21) (b) (d)	2,300	2,254
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25	300	327
4.20%, 05/01/30	200	229
Indian Railway Finance Corporation Limited
3.25%, 02/13/30 (a)	2,700	2,743
Kansas City Southern
3.00%, 05/15/23	200	207
3.13%, 06/01/26	500	540
3.50%, 05/01/50	1,200	1,269
Massachusetts Institute of Technology
4.68%, 07/01/14	200	292
Norfolk Southern Corporation
4.15%, 02/28/48	400	473
Otis Worldwide Corporation
2.06%, 04/05/25	2,500	2,599
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	2,273	2,380
4.50%, 03/15/23 (a)	260	273

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (a)	1,000	1,086
Quanta Services, Inc.
2.90%, 10/01/30	900	934
Rolls-Royce Group PLC
3.38%, 06/18/26, GBP (c)	800	1,101
1.63%, 05/09/28, EUR (c)	300	331
Rolls-Royce Plc
5.75%, 10/15/27 (a)	1,600	1,756
SF Holding Investment Limited
2.88%, 02/20/30 (c)	800	817
Southwest Airlines Co.
5.25%, 05/04/25	3,756	4,290
Spirit AeroSystems, Inc.
3.95%, 06/15/23 (g)	1,000	1,003
4.60%, 06/15/28	3,300	3,246
Standard Industries Inc.
5.00%, 02/15/27 (a)	200	207
4.75%, 01/15/28 (a)	2,100	2,198
4.38%, 07/15/30 (a)	300	309
3.38%, 01/15/31 (a)	1,000	957
Textron Inc.
3.38%, 03/01/28	3,000	3,247
The ADT Security Corporation
3.50%, 07/15/22	100	102
The Boeing Company
2.20%, 02/04/26 (f)	2,500	2,524
3.25%, 02/01/28	2,300	2,435
2.95%, 02/01/30	300	307
3.60%, 05/01/34	1,800	1,897
5.93%, 05/01/60 (f)	10,000	13,819
Triumph Group, Inc.
6.25%, 09/15/24 (a)	300	305
Union Pacific Corporation
3.95%, 08/15/59	300	349
3.75%, 02/05/70	300	331
Verisk Analytics, Inc.
4.13%, 09/12/22 - 03/15/29	500	559
Weir Group PLC(The)
2.20%, 05/13/26 (a)	2,400	2,407
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25 (f)	2,400	2,556
ZLS Prestigia Ltd
3.63%, 05/01/24	1,100	1,180
4.75%, 08/01/28	400	472
4.25%, 05/01/29	2,100	2,425
		108,140
Information Technology 5.7%
Apple Inc.
2.80%, 02/08/61	2,200	2,160
Arrow Electronics, Inc.
3.25%, 09/08/24	600	638
Broadcom Inc.
3.46%, 09/15/26	416	453
3.88%, 01/15/27	804	888
4.11%, 09/15/28	1,790	2,015
5.00%, 04/15/30	800	943
4.15%, 11/15/30	6,000	6,728
2.45%, 02/15/31 (a)	1,900	1,866
4.30%, 11/15/32	2,900	3,301
3.47%, 04/15/34 (a)	1,996	2,107
Citrix Systems, Inc.
1.25%, 03/01/26	1,700	1,679
4.50%, 12/01/27	1,800	2,041
3.30%, 03/01/30	1,800	1,895
Dell International L.L.C.
5.45%, 06/15/23 (f)	7,825	8,486
4.00%, 07/15/24 (f)	1,200	1,304
4.90%, 10/01/26 (f)	1,800	2,077
Diamond Finance International Limited
6.02%, 06/15/26	2,900	3,482
Fidelity National Information Services, Inc.
2.25%, 03/01/31	2,600	2,596
Fiserv, Inc.
3.20%, 07/01/26	3,000	3,250
3.50%, 07/01/29	2,600	2,862
Flex Ltd.
5.00%, 02/15/23	100	107
4.75%, 06/15/25	1,400	1,563
4.88%, 06/15/29 - 05/12/30	700	811
Global Payments Inc.
2.90%, 05/15/30	500	521
4.15%, 08/15/49	500	575
Infor, Inc.
1.75%, 07/15/25 (a)	800	817
Leidos, Inc.
4.38%, 05/15/30 (f)	300	340
2.30%, 02/15/31 (f)	1,900	1,862
Lenovo Group Limited
5.88%, 04/24/25 (c)	200	227
3.42%, 11/02/30 (a)	2,500	2,609
Marvell Technology, Inc.
4.20%, 06/22/23 (a)	500	531
Micron Technology, Inc.
4.64%, 02/06/24	800	876
4.19%, 02/15/27	2,900	3,263
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,516
NXP B.V.
3.88%, 09/01/22 (a)	700	727
4.88%, 03/01/24 (a)	200	220
2.70%, 05/01/25 (a)	1,300	1,371
3.40%, 05/01/30 (a)	2,400	2,617
Oracle Corporation
2.30%, 03/25/28	9,300	9,544
4.00%, 07/15/46 - 11/15/47	1,300	1,415
3.60%, 04/01/50	900	925
Paypal Holdings, Inc.
3.25%, 06/01/50 (g)	1,100	1,198
Seagate HDD Cayman
4.13%, 01/15/31 (a)	1,700	1,738
ServiceNow, Inc.
1.40%, 09/01/30	1,200	1,126
Sunny Optical Technology (Group) Company Limited
3.75%, 01/23/23 (c)	1,400	1,447
Thomson Reuters Corporation
3.35%, 05/15/26	700	762
VeriSign, Inc.
2.70%, 06/15/31	600	609
VMware, Inc.
4.50%, 05/15/25 (f)	1,800	2,011
3.90%, 08/21/27	1,800	2,000
4.70%, 05/15/30 (f)	3,100	3,677
Western Digital Corporation
4.75%, 02/15/26	500	556
		98,332
Health Care 4.4%
AbbVie Inc.
3.45%, 03/15/22	975	991
2.60%, 11/21/24	500	527
4.50%, 05/14/35	2,900	3,498
4.40%, 11/06/42	2,581	3,132
Adventist Health System/Sunbelt, Inc.
2.95%, 03/01/29	1,000	1,056
Alcon Finance Corporation
2.60%, 05/27/30 (a)	700	715
Amgen Inc.
2.25%, 08/19/23	800	828
2.60%, 08/19/26	700	743
Anthem, Inc.
4.10%, 03/01/28	600	687
AstraZeneca Finance LLC
1.20%, 05/28/26	1,600	1,594
Baptist Healthcare System, Inc.
3.54%, 08/15/50	400	432
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	700	761

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Becton, Dickinson and Company
1.96%, 02/11/31	2,900	2,828
Boston Scientific Corporation
3.38%, 05/15/22	387	397
3.75%, 03/01/26	700	777
4.00%, 03/01/29	600	683
4.70%, 03/01/49	4,500	5,774
Bristol-Myers Squibb Company
3.40%, 07/26/29	1,300	1,456
4.35%, 11/15/47	200	254
4.55%, 02/20/48	100	131
Centene Corporation
4.25%, 12/15/27	600	633
2.45%, 07/15/28	1,100	1,114
CommonSpirit Health
2.76%, 10/01/24	500	526
Community Health Systems, Inc.
6.63%, 02/15/25 (a)	900	951
5.63%, 03/15/27 (a)	200	213
6.00%, 01/15/29 (a)	100	107
4.75%, 02/15/31 (a)	200	201
CVS Health Corporation
4.30%, 03/25/28	4,625	5,313
3.25%, 08/15/29	1,600	1,738
7.51%, 01/10/32 (a)	46	59
4.70%, 01/10/36 (a)	770	879
2.70%, 08/21/40	300	291
DaVita Inc.
4.63%, 06/01/30 (a)	3,600	3,704
Fresenius Medical Care
4.75%, 10/15/24 (a)	700	775
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/31 (a) (g)	200	195
Global Medical Response, Inc.
6.50%, 10/01/25 (a)	4,000	4,111
HCA Inc.
5.25%, 06/15/26	300	347
4.50%, 02/15/27	2,116	2,392
5.50%, 06/15/47	900	1,173
Humana Inc.
3.95%, 08/15/49	400	461
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	791
Laboratory Corporation of America Holdings
3.60%, 02/01/25	900	974
Mylan N.V.
3.95%, 06/15/26	2,700	2,974
Perrigo Finance Unlimited Company
3.15%, 06/15/30 (f)	1,100	1,123
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,400	1,329
Royalty Pharma PLC
1.20%, 09/02/25 (a)	2,000	1,983
Smith & Nephew PLC
2.03%, 10/14/30	900	882
Stryker Corporation
1.15%, 06/15/25	1,500	1,508
3.50%, 03/15/26	475	523
2.90%, 06/15/50	300	302
Syneos Health, Inc.
3.63%, 01/15/29 (a)	1,300	1,286
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	3,600	3,569
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	389	389
Thermo Fisher Scientific Inc.
2.60%, 10/01/29	1,100	1,154
UnitedHealth Group Incorporated
3.50%, 08/15/39	800	894
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23	900	946
3.55%, 04/01/25	900	976
Zoetis Inc.
4.50%, 11/13/25	200	227
3.00%, 09/12/27	300	324
		74,601
Consumer Staples 1.5%
Adecoagro S.A.
6.00%, 09/21/27 (c)	200	211
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	400	422
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	4,700	4,706
Bacardi Limited
4.45%, 05/15/25 (a)	2,100	2,333
Barry Callebaut Services
5.50%, 06/15/23 (a) (f)	900	968
BAT Capital Corp.
3.56%, 08/15/27	400	428
Bellis Acquisition Company PLC
3.25%, 02/16/26, GBP (a)	1,800	2,487
BRF S.A.
4.88%, 01/24/30 (c)	1,100	1,154
Campbell Soup Company
3.65%, 03/15/23	286	301
2.38%, 04/24/30	600	605
China Mengniu Dairy Company Limited
2.50%, 06/17/30 (c)	900	898
Chobani, LLC
4.63%, 11/15/28 (a)	200	207
Cielo USA Inc.
3.75%, 11/16/22 (a)	600	612
Conagra Brands, Inc.
4.60%, 11/01/25	1,200	1,364
Constellation Brands, Inc.
4.75%, 12/01/25	1,050	1,207
3.70%, 12/06/26	100	111
Diageo Capital PLC
2.00%, 04/29/30	1,800	1,802
General Mills, Inc.
3.00%, 02/01/51 (a) (g)	100	101
Kraft Heinz Foods Company
0.98%, (3 Month USD LIBOR + 0.82%), 08/10/22 (b)	1,400	1,398
Mondelez International, Inc.
2.63%, 09/04/50	700	652
RELX Capital Inc.
3.00%, 05/22/30	100	107
Suntory Holdings Limited
2.25%, 10/16/24 (a)	1,300	1,347
Sysco Corporation
5.65%, 04/01/25 (f)	1,100	1,276
Tesco PLC
6.13%, 02/24/22, GBP	50	72
The Coca-Cola Company
2.50%, 06/01/40	200	198
The J. M. Smucker Company
3.50%, 03/15/25	100	109
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (a)	950	954
		26,030
Materials 0.8%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	1,000	1,038
CF Industries, Inc.
5.15%, 03/15/34	300	365
CSN Islands XII Corp
6.75%, 01/28/28 (a)	500	553
CSN Resources S.A.
4.63%, 06/10/31 (a) (g)	1,100	1,119
Georgia-Pacific LLC
2.10%, 04/30/27 (a)	900	928
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (c)	1,000	1,183
Huntsman International LLC
4.50%, 05/01/29	400	455
Industrias Peñoles , S.A.B. de C.V.
4.15%, 09/12/29 (a)	200	218

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
International Flavors & Fragrances Inc.
3.47%, 12/01/50 (a)	2,182	2,273
Joint Stock Company "Alrosa" (Public Stock Society)
4.65%, 04/09/24 (a)	900	974
Newcrest Finance Pty Limited
5.75%, 11/15/41 (a)	100	133
Syngenta Finance N.V.
3.38%, 04/16/26, EUR (c) (f)	500	658
Unigel Luxembourg SA
8.75%, 10/01/26 (a)	600	649
Vale Overseas Ltd
6.25%, 08/10/26	1,500	1,805
Westlake Chemical Corporation
3.60%, 07/15/22	30	31
Westrock Company, Inc.
4.00%, 03/15/28	381	430
WestRock RKT, LLC
4.90%, 03/01/22	30	31
WRKCo Inc.
3.90%, 06/01/28	400	452
Yara International ASA
3.80%, 06/06/26 (a)	300	330
4.75%, 06/01/28 (a)	300	354
3.15%, 06/04/30 (a)	400	429
		14,408
Sovereign 0.0%
Export-Import Bank of India
1.17%, (3 Month USD LIBOR + 1.02%), 03/28/22 (b)	600	600
Total Corporate Bonds And Notes (cost $1,428,971)		1,490,772
GOVERNMENT AND AGENCY OBLIGATIONS 23.7%
U.S. Treasury Bond 9.7%
Treasury, United States Department of
1.88%, 02/15/41	32,900	32,211
2.25%, 05/15/41 - 08/15/49 (m)	69,792	72,490
2.38%, 11/15/49	27,600	29,377
1.38%, 08/15/50	20,559	17,327
1.63%, 11/15/50	16,701	14,997
		166,402
U.S. Treasury Note 9.1%
Treasury, United States Department of
0.50%, 02/28/26 (n)	33,100	32,593
0.75%, 04/30/26	43,300	43,077
0.63%, 08/15/30 (n)	4,835	4,506
0.88%, 11/15/30 (n)	36,100	34,334
1.13%, 02/15/31	43,700	42,430
		156,940
Mortgage-Backed Securities 2.9%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	933	985
4.50%, 09/01/48 - 04/01/49	814	874
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	258	275
4.50%, 08/01/48 - 01/01/49	563	606
4.00%, 03/01/49 - 05/01/50	3,833	4,075
TBA, 3.50%, 08/15/51 (n)	24,190	25,475
TBA, 4.00%, 08/15/51 (n)	5,000	5,328
TBA, 4.50%, 08/15/51 (n)	6,600	7,109
Government National Mortgage Association
TBA, 2.00%, 08/15/51 (n)	1,500	1,525
TBA, 2.50%, 08/15/51 (n)	3,600	3,719
		49,971
Sovereign 1.8%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 (c)	400	420
Canada, Government of
1.95%, 12/15/25, CAD	8,000	6,682
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (a)	13,800	4,463
6.35%, 08/12/28, PEN (a)	5,000	1,452
6.95%, 08/12/31, PEN (a)	2,400	701
5.40%, 08/12/34, PEN (a)	300	72
5.35%, 08/12/40, PEN (a)	700	161
Commonwealth of Australia
1.00%, 11/21/31, AUD (c)	3,950	2,813
Kuwait, Government of
3.50%, 03/20/27 (a)	1,300	1,449
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (a)	1,400	1,486
3.75%, 04/16/30 (a)	2,900	3,276
Presidencia De La Nacion
36.10%, (BADLAR + 2.00%), 04/03/22, ARS (b)	230	1
1.00%, 07/09/29	30	11
0.13%, 07/09/30 - 07/09/41 (h)	1,391	489
Saudi Arabia, Government of
2.25%, 02/02/33 (a)	5,100	4,949
Saudi Arabia, Kingdom of
4.00%, 04/17/25 (c)	900	993
3.25%, 10/26/26 (c)	800	871
South Africa, Parliament of
10.50%, 12/21/27, ZAR	2,000	159
The Republic of Indonesia, The Government of
2.88%, 07/08/21, EUR (a)	100	118
		30,566
Municipal 0.2%
Florida Department of Management Services
1.71%, 07/01/27	3,300	3,353
Total Government And Agency Obligations (cost $405,087)		407,232
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.8%
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	64	66
Series 2015-A-1, 3.60%, 03/15/27	149	151
Series 2017-A-1, 3.55%, 01/15/30	1,482	1,438
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	1,057	1,170
Alternative Loan Trust
Series 2005-2A1-27, REMIC, 1.47%, (12 Month Treasury Average + 1.35%), 08/25/35 (b)	77	68
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	2,037	1,674
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	1,910	1,752
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	1,307	1,340
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	610	466
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	3,982	3,302
American Airlines, Inc.
Series 2014-A-1, 3.70%, 10/01/26	651	656
Series 2015-A-1, 3.38%, 05/01/27	210	207
Series 2015-AA-2, 3.60%, 09/22/27	763	784
Series 2016-AA-1, 3.58%, 01/15/28	236	243
Series 2016-AA-2, 3.20%, 06/15/28	1,495	1,514
Series 2017-AA-2, 3.35%, 10/15/29	2,262	2,318
Series 2017-A-2, 3.60%, 10/15/29	503	491
American Home Mortgage Assets Trust
Series 2006-2A11-3, REMIC, 1.07%, (12 Month Treasury Average + 0.94%), 10/25/46 (b) (h)	391	324
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	25	25
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.17%, 11/20/36 (b)	2,677	2,509
Bear Stearns ALT-A Trust
Series 2005-2A3-2, REMIC, 2.79%, 04/25/35 (b)	504	490
Bear Stearns ARM Trust 2005-6
Series 2005-2A2-3, REMIC, 3.05%, 06/25/35 (b)	551	535

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.29%, 07/25/36 (b)	757	686
Bear Stearns Asset Backed Securities I Trust
Series 2006-1A3-HE9, REMIC, 0.32%, (1 Month USD LIBOR + 0.23%), 11/25/36 (b) (h)	1,000	866
British Airways Pass Through Trust 2020-1A
Series 2020-A-1A, 4.25%, 11/15/32	356	380
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	451	474
Carlyle Global Market Strategies CLO Ltd
Series 2013-A1RR-1A, 0.00%, 08/14/30 (b)	1,200	1,200
Catamaran CLO 2014-1 Ltd
Series 2014-A1AR-1A, REMIC, 1.45%, (3 Month USD LIBOR + 1.26%), 04/22/30 (a) (b)	2,189	2,189
C-BASS Trust
Series 2007-AF4-CB1, REMIC, 3.26%, 01/25/37 (b) (h)	649	293
Centex LLC
Series 2004-MV1-D, REMIC, 1.02%, (1 Month USD LIBOR + 0.93%), 09/25/34 (b) (h)	28	27
CHL Mortgage Pass-Through Trust
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	677	493
Citigroup Mortgage Loan Trust
Series 2007-A2B-AHL1, REMIC, 0.23%, (1 Month USD LIBOR + 0.14%), 12/25/36 (b) (h)	32	32
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 0.51%, (1 Month USD LIBOR + 0.42%), 11/25/34 (b)	768	698
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	100	111
CSWF
Series 2021-A-SOP2, 1.04%, (1 Month USD LIBOR + 0.97%), 06/15/23 (b)	1,000	997
CWABS Asset-Backed Certificates Trust
Series 2006-1A-24, REMIC, 0.23%, (1 Month USD LIBOR + 0.14%), 07/25/35 (b) (h)	71	67
Series 2007-1A1-12, REMIC, 0.83%, (1 Month USD LIBOR + 0.74%), 06/25/37 (b) (h)	843	825
CWABS, Inc.
Series 2004-M1-4, REMIC, 0.81%, (1 Month USD LIBOR + 0.72%), 07/25/34 (b) (h)	38	37
Series 2004-M1-5, REMIC, 0.95%, (1 Month USD LIBOR + 0.86%), 08/25/34 (b) (h)	10	10
Series 2005-1A-AB4, REMIC, 0.57%, (1 Month USD LIBOR + 0.48%), 03/25/36 (b) (h)	26	25
DC Office Trust
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	2,407
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	940	947
Doric Nimrod Air Alpha Pass-Through Trust
Series 2013-A-1, 5.25%, 05/30/23	123	123
Extended Stay America, Inc.
Series 2021-A-ESH, REMIC, 0.00%, 07/17/23 (b)	4,400	4,412
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2004-M3-FF8, REMIC, 1.52%, (1 Month USD LIBOR + 1.43%), 10/25/34 (b) (h)	911	906
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 0.60%, (1 Month USD LIBOR + 0.51%), 01/25/36 (b) (h)	597	563
GSAMP Trust
Series 2006-A1-FM2, REMIC, 0.23%, (1 Month USD LIBOR + 0.14%), 09/25/36 (b) (h)	2,972	1,348
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	316
HarborView Mortgage Loan Trust
Series 2006-1A1A-12, REMIC, 0.30%, (1 Month USD LIBOR + 0.21%), 12/19/36 (b) (h)	474	447
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 0.63%, (1 Month USD LIBOR + 0.54%), 10/25/35 (b) (h)	3	3
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 0.45%, (1 Month USD LIBOR + 0.36%), 12/25/35 (b) (h)	80	79
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 0.57%, (1 Month USD LIBOR + 0.48%), 07/25/35 (b) (h)	384	370
J.P. Morgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 0.36%, (1 Month USD LIBOR + 0.27%), 07/25/36 (b) (h)	300	292
Series 2006-AF3-CW2, REMIC, 5.78%, 08/25/36 (h)	1,171	857
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	282	285
Series 2020-1A-1, 4.00%, 11/15/32	2,805	3,079
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, REMIC, 3.75%, 04/25/59 (h)	1,809	1,824
Lehman ABS Corporation
Series 2004-M1-HE6, REMIC, 1.04%, (1 Month USD LIBOR + 0.95%), 09/25/34 (b) (h)	23	23
Long Beach Mortgage Loan Trust
Series 2006-2A3-8, REMIC, 0.41%, (1 Month USD LIBOR + 0.16%), 09/25/36 (b) (h)	1,040	424
MASTR Asset Backed Securities Trust
Series 2005-M1-NC1, REMIC, 0.81%, (1 Month USD LIBOR + 0.72%), 12/25/34 (b) (h)	914	883
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 09/25/35 (b) (h)	754	737
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 0.19%, (1 Month USD LIBOR + 0.10%), 04/25/37 (b) (h)	11	7
MortgageIT Mortgage Loan Trust
Series 2006-1A2-1, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 04/25/36 (b) (h)	449	346
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 0.80%, (1 Month USD LIBOR + 0.47%), 02/25/36 (b) (h)	300	259
Series 2006-A2B-2, REMIC, 0.25%, (1 Month USD LIBOR + 0.16%), 08/25/36 (b) (h)	428	418
New Residential Mortgage Loan Trust
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (b)	681	748
Northwest Airlines, LLC
Series 2002-G2-1, 6.26%, 05/20/23	12	12
Park Place Securities, Inc.
Series 2004-M2-WHQ1, REMIC, 1.08%, (1 Month USD LIBOR + 0.99%), 09/25/34 (b) (h)	24	24
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (h)	154	86
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	43	43
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	48	46
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 0.55%, (1 Month USD LIBOR + 0.46%), 12/25/35 (b) (h)	173	156
Residential Asset Securities Corporation
Series 2006-AI3-KS9, REMIC, 0.25%, (1 Month USD LIBOR + 0.16%), 09/25/36 (b) (h)	23	28
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25 (h)	368	365
Spirit Airlines
Series 2015-A-1, 4.10%, 04/01/28	684	711
Sprint Spectrum Co LLC
Series 2016-A1-1, 3.36%, 09/20/21 (a)	94	94
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (h)	253	254
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.63%, 08/25/35 (b)	4	4
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (c)	586	1,082
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	69	73
Series 2020-A-1, 5.88%, 10/15/27	2,189	2,434
Series 2016-A-2, 3.10%, 10/07/28	407	404
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	4,325	4,314
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,020	1,076
Series 2014-A-1, 4.00%, 04/11/26	603	631
US Airways, Inc.
Series 2013-B-1, 5.38%, 11/15/21	97	97
Series 2013-A-1, 3.95%, 11/15/25	491	488
Total Non-U.S. Government Agency Asset-Backed Securities (cost $62,207)		65,458
SENIOR FLOATING RATE INSTRUMENTS 2.5%
Consumer Discretionary 1.0%
Advantage Sales & Marketing, Inc.
2020 Term Loan B, 6.00%, (3 Month USD LIBOR + 5.25%), 10/31/27 (b)	1,397	1,411
Aramark Services, Inc.
2018 Term Loan B3, 1.84%, (1 Month USD LIBOR + 1.75%), 03/01/25 (b)	233	230
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 12/23/24 (b)	676	669
2020 Term Loan B1, 4.59%, (1 Month USD LIBOR + 4.50%), 06/19/25 (b)	2,491	2,497
Carnival Corporation
EUR Term Loan B, 7.50%, (3 Month EURIBOR + 7.50%), 06/26/25, EUR (b)	993	1,200
USD Term Loan B, 8.50%, (3 Month USD LIBOR + 7.50%), 06/29/25 (b)	695	711
CityCenter Holdings, LLC
2017 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 04/14/24 (b)	1,890	1,874
Core & Main LP
2017 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 07/19/24 (b)	1,489	1,487
Cornerstone Building Brands, Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 04/12/28 (b)	2,655	2,651
Diamond Resorts Corporation
2018 Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/02/23 (b)	390	390
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 05/20/28 (b) (o)	1,900	1,901
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (b)	998	995
SRS Distribution Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 05/20/28 (b)	1,500	1,498
		17,514
Health Care 0.4%
Elanco Animal Health Incorporated
Term Loan B, 1.84%, (3 Month USD LIBOR + 1.75%), 02/04/27 (b)	2,615	2,573
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 05/31/25 (b)	162	162
Parexel International Corporation
Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 08/06/24 (b)	880	875
PPD, Inc.
Initial Term Loan, 2.75%, (1 Month USD LIBOR + 2.25%), 01/06/28 (b)	499	498
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 11/09/25 (b)	1,644	1,640
U.S. Renal Care, Inc.
2019 Term Loan B, 5.12%, (3 Month USD LIBOR + 5.00%), 06/11/26 (b)	393	394
		6,142
Information Technology 0.3%
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 12/06/27 (b)	1,592	1,587
Dell International L.L.C.
2021 Term Loan B, 2.00%, (1 Month USD LIBOR + 1.75%), 09/19/25 (b)	343	343
Ivanti Software, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 11/22/27 (b)	998	998
MH Sub I, LLC
2017 1st Lien Term Loan, 3.59%, (3 Month USD LIBOR + 3.50%), 08/09/24 (b)	963	957
Nielsen Consumer Inc.
2021 USD Term Loan B, 4.08%, (3 Month USD LIBOR + 4.00%), 02/05/28 (b)	1,496	1,498
		5,383
Communication Services 0.3%
Cablevision Lightpath LLC
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/15/27 (b)	1,094	1,095
Charter Communications Operating, LLC
2019 Term Loan B2, 1.85%, (1 Month USD LIBOR + 1.75%), 02/01/27 (b)	1,056	1,048
CSC Holdings, LLC
2019 Term Loan B5, 2.57%, (1 Month USD LIBOR + 2.50%), 04/15/27 (b)	293	289
Diamond Sports Group, LLC
Term Loan, 3.35%, (1 Month USD LIBOR + 3.25%), 08/24/26 (b)	98	59
E.W. Scripps Company (The)
2019 Term Loan B2, 3.31%, (1 Month USD LIBOR + 2.56%), 05/01/26 (b)	98	97
2020 Term Loan B3, 3.75%, (1 Month USD LIBOR + 3.00%), 12/15/27 (b)	468	467
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 5.62%, (3 Month USD LIBOR + 5.50%), 07/28/21 (b)	132	132
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (b)	600	609
Level 3 Financing Inc.
2019 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 03/01/27 (b)	1,484	1,461
Univision Communications Inc.
Term Loan C5, 3.75%, (1 Month USD LIBOR + 2.75%), 03/15/24 (b)	87	87
		5,344
Financials 0.3%
Avolon TLB Borrower 1 (US) LLC
2020 Term Loan B5, 3.25%, (1 Month USD LIBOR + 2.50%), 12/01/27 (b)	1,293	1,292
Citadel Securities LP
2021 Term Loan B, 2.59%, (1 Month USD LIBOR + 2.50%), 02/01/28 (b)	898	888
Delos Finance Sarl
2018 Term Loan B, 1.95%, (3 Month USD LIBOR + 1.75%), 10/06/23 (b)	210	210
FinCo I LLC
2020 Term Loan B, 2.59%, (1 Month USD LIBOR + 2.50%), 06/27/25 (b)	133	132
Jefferies Finance LLC
2019 Term Loan, 3.13%, (3 Month USD LIBOR + 3.00%), 05/22/26 (b)	1,868	1,858
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.84%, (1 Month USD LIBOR + 1.75%), 02/07/27 (b)	70	70
		4,450
Materials 0.1%
Innophos, Inc.
2020 Term Loan B, 3.59%, (3 Month USD LIBOR + 3.50%), 02/04/27 (b)	1,580	1,575
W.R. Grace & Co.
Term Loan B1, 1.95%, (3 Month USD LIBOR + 1.75%), 02/23/25 (b)	98	97
White Cap Buyer LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 10/08/27 (b)	597	598
		2,270
Industrials 0.1%
Foundation Building Materials Holding Company LLC
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 02/03/28 (b)	995	988

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Sequa Mezzanine Holdings L.L.C.
2020 Extended Term Loan, 7.75%, (3 Month USD LIBOR + 6.75%), 11/28/23 (b)	190	191
		1,179
Total Senior Floating Rate Instruments (cost $42,088)		42,282
PREFERRED STOCKS 0.0%
Financials 0.0%
CoBank, ACB, 6.20%, (100, 01/01/25) (d)	3	324
U.S. Bancorp, 4.00%, (25, 04/15/26) (d)	5	122
Total Preferred Stocks (cost $417)		446
COMMON STOCKS 0.0%
Financials 0.0%
Stearns Holdings, LLC (i) (p)	35	166
Real Estate 0.0%
VEREIT, Inc. (d)	1	15
Total Common Stocks (cost $179)		181
SHORT TERM INVESTMENTS 0.5%
U.S. Treasury Bill 0.3%
Treasury, United States Department of
0.03%, 07/13/21 (q)	4,300	4,300
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (r) (s)	4,189	4,189
Total Short Term Investments (cost $8,489)		8,489
Total Investments 117.3% (cost $1,947,438)		2,014,860
Total Forward Sales Commitments 0.0% (proceeds $502)		(504)
Other Derivative Instruments 0.1%		2,335
Other Assets and Liabilities, Net (17.4)%		(299,553)
Total Net Assets 100.0%		1,717,138

(a)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $398,876 and 23.2% of the Fund.

(b)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e)  Convertible security.

(f)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(g) All or a portion of the security was on loan as of June 30, 2021.

(h)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(i)  Non-income producing security.

(j)  As of June 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m)  All or a portion of the security is pledged or segregated as collateral.

(n)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2021, the total payable for investments purchased on a delayed delivery basis was $324,804.

(o)  This senior floating rate interest will settle after June 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(q)  The coupon rate represents the yield to maturity.

(r)  Investment in affiliate.

(s)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Mortgage-Backed Securities (0.0%)
Federal National Mortgage Association, Inc.
TBA, 2.00%, 08/15/51 (a)	(500)	(504)
Total Government And Agency Obligations (proceeds $502)		(504)
Total Forward Sales Commitments (0.0%) (proceeds $502)		(504)

(a)  All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2021, the total proceeds for investments sold on a delayed delivery basis was $502.

Summary of Investments by Country^	Total Long Term Investments
United States of America	73.1%
United Kingdom	5.6
Japan	2.6
Cayman Islands	2.2
Switzerland	1.6
Canada	1.4
Netherlands	1.3
Germany	1.1
Brazil	0.8
Luxembourg	0.8
Italy	0.8
India	0.8
Macau	0.8
Spain	0.7
Australia	0.6
Ireland	0.6
France	0.6
China	0.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Summary of Investments by Country^	Total Long Term Investments
Norway	0.4
Saudi Arabia	0.4
Hong Kong	0.3
Peru	0.3
Qatar	0.3
Mexico	0.3
Russian Federation	0.3
Bermuda	0.3
Virgin Islands (British)	0.3
Mauritius	0.2
Singapore	0.2
Austria	0.1
Denmark	0.1
United Arab Emirates	0.1
Chile	0.1
Kuwait	0.1
Colombia	0.1
Indonesia	0.1
Isle of Man	0.1
Belgium	—
Argentina	—
New Zealand	—
Panama	—
Ukraine	—
Israel	—
South Africa	—
Finland	—
Guernsey	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
21Vianet Group, Inc., 7.88%, 10/15/21	10/25/19	502	502	—
Adani Transmission Limited, 4.00%, 08/03/26	01/02/20	512	524	—
Adecoagro S.A., 6.00%, 09/21/27	09/14/17	200	211	—
Banca Monte dei Paschi di Siena S.p.A., 3.63%, 09/24/24	12/01/20	1,915	1,849	0.1
Banca Monte dei Paschi di Siena S.p.A., 2.63%, 04/28/25	11/25/20	620	601	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88% (callable at 100, 09/24/23)	02/04/19	663	767	—
Banco do Brasil S.A, 4.75%, 03/20/24	01/13/20	208	214	—
Banco Votorantim S.A., 4.50%, 09/24/24	12/16/19	1,019	1,058	0.1
Bank of Ireland Group Public Limited Company, 6.00% (callable at 100, 09/01/25)	12/08/20	909	921	0.1
Barclays Bank PLC, 3.38%, 04/02/25	01/19/21	1,054	1,032	0.1
Barclays PLC, 7.88% (callable at 100, 03/15/22)	12/10/19	4,224	4,284	0.3
Barclays PLC, 7.88% (callable at 100, 09/15/22)	02/17/21	3,290	3,255	0.2
BBVA Bancomer, S.A., 6.75%, 09/30/22	12/18/19	343	349	—
BRF S.A., 4.88%, 01/24/30	12/07/20	1,185	1,154	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	11/05/19	412	420	—
China Construction Bank (New Zealand) Limited, 0.88%, 12/20/21	12/19/19	499	500	—
China Mengniu Dairy Company Limited, 2.50%, 06/17/30	09/25/20	897	898	0.1
CIFI Holdings (Group) Co. Ltd., 6.00%, 07/16/25	11/25/20	417	422	—
Commonwealth of Australia, 1.00%, 11/21/31	03/10/21	2,833	2,813	0.2
Credit Suisse Group AG, 7.13% (callable at 100, 07/29/22)	02/25/21	523	523	—
Credit Suisse Group AG, 6.50%, 08/08/23	03/19/15	312	332	—
Deutsche Bank Aktiengesellschaft, 4.79% (callable at 100, 04/30/25)	03/10/21	1,335	1,401	0.1
Digital Stout Holding, LLC, 3.75%, 10/17/30	10/28/19	425	474	—
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,510	2,535	0.2
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable, 4.38%, 04/11/27	11/16/20	1,646	1,663	0.1
Gaz Capital S.A., 6.51%, 03/07/22	03/01/19	507	519	—
Gaz Capital S.A., 2.95%, 01/24/24	02/28/19	1,837	1,991	0.1
Gaz Capital S.A., 2.25%, 11/22/24	03/13/19	225	246	—
Gaz Capital S.A., 4.95%, 03/23/27	09/18/18	576	671	—
Gaz Finance PLC, 3.00%, 06/29/27	11/23/20	1,521	1,522	0.1
Gaz Finance PLC, 3.25%, 02/25/30	11/23/20	1,026	996	0.1
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	12/01/20	1,195	1,183	0.1
Goodman HK Finance, 4.38%, 06/19/24	06/25/20	315	324	—
GPN Capital S.A., 4.38%, 09/19/22	03/22/19	300	311	—
GPN Capital S.A., 6.00%, 11/27/23	01/14/21	551	550	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	555	584	—
Greenko Solar (Mauritius) Limited, 5.95%, 07/29/26	10/14/20	1,156	1,185	0.1
Greenland Global Investment Ltd., 6.25%, 12/16/22	08/18/20	909	865	0.1
HSBC Holdings PLC, 4.75% (callable at 100, 07/04/29)	01/13/20	1,578	1,740	0.1
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch, 0.88%, 12/21/21	12/19/19	799	801	0.1
ING Groep N.V., 6.88% (callable at 100, 04/16/22)	01/27/21	619	624	—
Intesa Sanpaolo S.p.A., 7.75% (callable at 100, 01/11/27)	02/21/20	788	869	0.1
Kaisa Group Holdings Ltd., 8.50%, 06/30/22	02/12/20	804	799	—
Kaisa Group Holdings Ltd., 10.88%, 07/23/23	02/25/21	2,059	2,002	0.1
Kaisa Group Holdings Ltd., 9.75%, 09/28/23	02/04/21	2,620	2,551	0.2
Kaisa Group Holdings Ltd., 11.95%, 11/12/23	11/09/20	829	819	0.1
Kaisa Group Holdings Ltd., 9.38%, 06/30/24	12/03/20	783	754	—
KWG Group Holdings Limited, 6.00%, 09/15/22	06/09/20	400	406	—
KWG Group Holdings Limited, 7.88%, 09/01/23	12/14/20	616	615	—
KWG Group Holdings Limited, 5.88%, 11/10/24	12/10/20	204	202	—
Lenovo Group Limited, 5.88%, 04/24/25	10/14/20	215	227	—
Lloyds Banking Group PLC, 7.63% (callable at 100, 06/27/23)	09/27/16	1,292	1,510	0.1
Netflix, Inc., 4.63%, 05/15/29	02/02/21	2,445	2,366	0.1
Netflix, Inc., 3.88%, 11/15/29	04/24/19	1,916	1,996	0.1
Novatek Finance Designated Activity Company, 4.42%, 12/13/22	02/27/19	504	524	—
NTT Finance Corporation, 1.90%, 07/21/21	12/11/19	2,050	2,051	0.1
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	01/10/17	15	14	—
Odebrecht Offshore Drilling Finance Ltd., 7.72%, 12/01/26	01/10/17	100	38	—
Rio Oil Finance Trust, 9.25%, 07/06/24	07/26/16	249	291	—
Rolls-Royce Group PLC, 3.38%, 06/18/26	02/02/21	1,088	1,101	0.1
Rolls-Royce Group PLC, 1.63%, 05/09/28	02/02/21	335	331	—
Santander UK Group Holdings PLC, 7.38% (callable at 100, 06/24/22)	09/28/16	381	429	—
Saudi Arabia, Kingdom of, 4.00%, 04/17/25	04/10/18	895	993	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	10/19/16	794	871	0.1
SB Capital S.A., 6.13%, 02/07/22	04/17/19	1,519	1,549	0.1
SB Capital S.A., 5.13%, 10/29/22	09/19/19	6,317	6,374	0.4
SB Capital S.A., 5.25%, 05/23/23	09/19/19	629	635	—
Seazen Group Limited, 6.00%, 08/12/24	02/08/21	2,413	2,392	0.1
SF Holding Investment Limited, 2.88%, 02/20/30	09/25/20	835	817	0.1
Shriram Transport Finance Company Limited, 5.95%, 10/24/22	11/01/19	905	919	0.1
State Bank of India, 3.25%, 01/24/22	07/17/17	701	709	—
State Grid Overseas Investment Limited, 1.63%, 08/05/30	10/14/20	586	570	—
Stichting AK Rabobank Certificaten II, 0.00%	01/17/17	770	1,004	0.1
Sunac China Holdings Limited, 6.50%, 07/09/23	10/19/20	1,399	1,430	0.1
Sunac China Holdings Limited, 7.50%, 02/01/24	12/03/20	417	411	—
Sunac China Holdings Limited, 6.65%, 08/03/24	12/03/20	411	402	—
Sunac China Holdings Limited, 7.00%, 07/09/25	11/27/20	1,223	1,179	0.1
Sunny Optical Technology (Group) Company Limited, 3.75%, 01/23/23	12/09/19	1,417	1,447	0.1
Syngenta Finance N.V., 3.38%, 04/16/26	06/10/21	674	658	—
Tencent Holdings Limited, 3.60%, 01/19/28	10/14/20	219	219	—
Tencent Holdings Limited, 3.98%, 04/11/29	10/14/20	1,019	1,006	0.1
Tencent Holdings Limited, 2.39%, 06/03/30	09/29/20	918	897	0.1
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	721	1,082	0.1
The Royal Bank of Scotland Group Public Limited Company, 1.75%, 03/02/26	06/04/19	678	748	—
Times China Holdings Limited, 7.63%, 02/21/22	12/10/19	81	81	—
UBS AG, 5.13%, 05/15/24	01/15/20	950	992	0.1
UBS Group AG, 7.13% (callable at 100, 08/10/21)	01/28/20	4,553	4,556	0.3
UniCredit S.p.A., 7.50% (callable at 100, 06/03/26)	01/27/20	1,764	1,965	0.1
Vanke Real Estate (Hong Kong) Company Limited, 4.20%, 06/07/24	08/22/19	822	859	0.1
Virgin Money UK PLC, 4.00%, 09/03/27	02/06/20	1,245	1,376	0.1
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 2.13%, 04/04/22	02/04/19	807	845	0.1
Wynn Macau, Limited, 5.50%, 01/15/26	01/21/21	621	628	—
Wynn Macau, Limited, 5.50%, 10/01/27	01/20/21	619	624	—
Yango Justice International Limited, 10.25%, 03/18/22	12/03/20	410	402	—
Yango Justice International Limited, 7.50%, 04/15/24	12/10/20	204	192	—
Yanlord Land (HK) Co., Limited, 6.80%, 02/27/24	11/25/20	626	631	—
		99,977	102,172	6.0

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro Bund	(25)	September 2021	EUR	(4,289)	(10)	(32)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States 2 Year Note	(39)	October 2021	(8,608)	(1)	16
				(11)	(16)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	5.18	(M)	03/24/23	MXN	349,300	20	(234)
28-Day MEXIBOR (M)	Paying	5.35	(M)	06/13/23	MXN	59,300	4	(39)
28-Day MEXIBOR (M)	Paying	5.40	(M)	03/05/26	MXN	365,300	50	(847)
28-Day MEXIBOR (M)	Paying	5.93	(M)	05/05/26	MXN	52,340	7	(72)
3M Canada Bankers Acceptance (S)	Paying	1.24	(S)	03/04/25	CAD	4,700	—	(88)
3M Canada Bankers Acceptance (S)	Paying	1.90	(S)	12/18/29	CAD	1,900	1	(102)
3M Canada Bankers Acceptance (S)	Paying	1.96	(S)	04/22/31	CAD	16,200	22	168
3M JIBAR (Q)	Paying	5.03	(Q)	12/04/25	ZAR	234,700	(33)	(473)
3M JIBAR (Q)	Paying	4.85	(Q)	12/17/25	ZAR	87,900	(12)	(211)
3M JIBAR (Q)	Paying	4.85	(Q)	01/07/26	ZAR	9,700	(1)	(24)
3M JIBAR (Q)	Paying	4.85	(Q)	01/11/26	ZAR	75,100	(10)	(189)
3M JIBAR (Q)	Paying	5.68	(Q)	06/08/26	ZAR	8,800	(1)	(8)
3M JIBAR (Q)	Paying	5.72	(Q)	06/08/26	ZAR	7,500	(1)	(5)
3M LIBOR (Q)	Receiving	1.25	(Q)	12/15/26		9,600	(6)	51
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.00	(S)	09/20/24	JPY	127,500	—	11
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	146,700	—	7
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	132,800	(1)	8
6M BUBOR (A)	Paying	1.00	(A)	09/19/23	HUF	297,000	1	(23)
6M BUBOR (A)	Paying	1.25	(A)	09/19/23	HUF	906,900	2	(77)
6M EURIBOR (S)	Receiving	0.00	(S)	09/15/31	EUR	5,200	(5)	9
6M EURIBOR (S)	Receiving	0.50	(S)	09/15/51	EUR	500	(1)	7
BRAZIBOR (A)	Paying	6.79	(A)	01/02/23	BRL	264,100	(34)	(69)
Sterling Overnight Index Average Rate (A)	Receiving	0.75	(A)	09/15/31	GBP	11,100	(21)	(37)
Sterling Overnight Index Average Rate (Q)	Receiving	0.75	(Q)	09/15/51	GBP	1,600	2	(37)
Sterling Overnight Index Average Rate (A)	Paying	0.50	(A)	09/15/26	GBP	300	—	(1)
							(17)	(2,275)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Newell Brands Inc. (Q)	1.00	06/20/23	1,300	(16)	—	(7)

Credit default swap agreements - sell protection
Airbus Finance B.V. (Q)	1.00	12/20/25	(300)	8	—	3
AT&T Inc. (Q)	1.00	12/20/24	(5,500)	106	(2)	37
AT&T Inc. (Q)	1.00	12/20/25	(2,600)	50	(1)	18
AT&T Inc. (Q)	1.00	06/20/26	(2,600)	48	1	8
Atlantia S.p.A. (Q)	1.00	12/20/25	(1,400)	(5)	—	59
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(900)	12	—	(6)
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(5,600)	73	(1)	(40)
British Telecommunications Public Limited Company (Q)	1.00	12/20/24	(700)	14	—	8
British Telecommunications Public Limited Company (Q)	1.00	12/20/25	(500)	8	(1)	3
British Telecommunications Public Limited Company (Q)	1.00	12/20/27	(300)	—	(1)	3
Canadian Natural Resources Limited (Q)	1.00	06/20/22	(200)	1	—	(1)
CDX.NA.IG.35 (Q)	1.00	12/20/25	(39,400)	992	—	218
CDX.NA.IG.35 (Q)	1.00	12/20/30	(17,600)	226	(4)	290
CDX.NA.IG.36 (Q)	1.00	06/20/26	(44,300)	1,123	—	88
CDX.NA.IG.36 (Q)	1.00	06/20/31	(34,200)	349	(8)	333
Enbridge Inc. (Q)	1.00	12/20/21	(100)	—	—	—
Enbridge Inc. (Q)	1.00	06/20/22	(50)	—	—	—
Ford Motor Company (Q)	5.00	06/20/23	(700)	51	—	14
General Electric Company (Q)	1.00	06/20/24	(300)	5	—	10
General Electric Company (Q)	1.00	06/20/26	(1,000)	14	—	5
Goldman Sachs Group Inc. (Q)	1.00	12/20/21	(1,400)	5	—	(6)
ITRAXX.EUR.SR.26.V2 (Q)	1.00	12/20/21	(1,400)	7	—	(10)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
MetLife, Inc. (Q)	1.00	06/20/22	(400)	3	—	(2)
MetLife, Inc. (Q)	1.00	12/20/22	(1,100)	14	—	(6)
MetLife, Inc. (Q)	1.00	12/20/24	(500)	12	—	(1)
Prudential Financial, Inc. (Q)	1.00	12/20/24	(800)	19	—	(2)
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,500)	(89)	1	318
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,700)	(96)	1	343
Rolls-Royce Group PLC (Q)	1.00	12/20/25	(1,650)	(99)	(1)	64
Ryder System, Inc. (Q)	1.00	06/20/22	(500)	4	—	(2)
Simon Property Group, L.P. (Q)	1.00	06/20/22	(400)	3	—	1
Tesco PLC (Q)	1.00	12/20/24	(800)	19	—	—
Tesco PLC (Q)	1.00	12/20/27	(4,600)	45	—	37
The Boeing Company (Q)	1.00	12/20/21	(700)	2	—	1
The Boeing Company (Q)	1.00	12/20/22	(2,000)	10	(1)	10
The Boeing Company (Q)	1.00	06/20/23	(300)	2	—	1
The Sherwin-Williams Company (Q)	1.00	12/20/22	(1,000)	12	—	(6)
Vodafone Group Public Limited Company (Q)	1.00	06/20/23	(400)	7	—	(1)
Vodafone Group Public Limited Company (Q)	1.00	06/20/24	(800)	19	—	1
				2,974	(17)	1,790

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.35, 12/20/25	BPC	Put	10,000.00	07/21/21		800,000	—
CDX.NA.HY.36, 06/20/26	BOA	Put	10,100.00	10/20/21		500,000	(1)
CDX.NA.HY.36, 06/20/26	CGM	Put	10,100.00	10/20/21		1,100,000	(3)
CDX.NA.HY.36, 06/20/26	CSI	Put	10,400.00	09/15/21		600,000	(1)
CDX.NA.HY.36, 06/20/26	CSI	Put	10,400.00	10/20/21		2,600,000	(11)
CDX.NA.HY.36, 06/20/26	MSC	Put	9,800.00	07/21/21		800,000	—
CDX.NA.IG.36, 06/20/26	BCL	Call	47.50	08/18/21		4,200,000	(3)
CDX.NA.IG.36, 06/20/26	DUB	Call	50.00	07/21/21		29,800,000	(39)
CDX.NA.IG.36, 06/20/26	DUB	Call	47.50	08/18/21		3,200,000	(2)
CDX.NA.IG.36, 06/20/26	BCL	Put	80.00	09/15/21		4,200,000	(1)
CDX.NA.IG.36, 06/20/26	BOA	Put	75.00	08/18/21		8,500,000	(2)
CDX.NA.IG.36, 06/20/26	CGM	Put	80.00	08/18/21		2,600,000	—
CDX.NA.IG.36, 06/20/26	CSI	Put	90.00	09/15/21		5,000,000	(2)
CDX.NA.IG.36, 06/20/26	DUB	Put	60.00	07/21/21		29,800,000	(3)
CDX.NA.IG.36, 06/20/26	DUB	Put	90.00	09/15/21		2,500,000	(1)
CDX.NA.IG.36, 06/20/26	DUB	Put	80.00	09/15/21		3,200,000	(1)
CDX.NA.IG.36, 06/20/26	GSC	Put	75.00	07/21/21		2,200,000	—
CDX.NA.IG.36, 06/20/26	GSC	Put	90.00	07/21/21		2,600,000	—
CDX.NA.IG.36, 06/20/26	GSC	Put	70.00	10/20/21		50,000,000	(45)
CDX.NA.IG.36, 06/20/26	GSC	Put	85.00	10/20/21		4,700,000	(3)
CDX.NA.IG.36, 06/20/26	JPM	Put	90.00	07/21/21		1,500,000	—
CDX.NA.IG.36, 06/20/26	JPM	Put	80.00	10/20/21		11,500,000	(8)
ITRAXX.EUR.34, 12/20/25	BCL	Call	40.00	07/21/21	EUR	6,500,000	(4)
ITRAXX.EUR.34, 12/20/25	BCL	Put	75.00	07/21/21	EUR	6,500,000	—
ITRAXX.EUR.35, 06/20/26	BCL	Put	75.00	07/21/21	EUR	11,800,000	(1)
ITRAXX.EUR.35, 06/20/26	BCL	Put	70.00	07/21/21	EUR	2,800,000	—
ITRAXX.EUR.35, 06/20/26	BCL	Put	75.00	08/18/21	EUR	2,700,000	(1)
ITRAXX.EUR.35, 06/20/26	BCL	Put	80.00	08/18/21	EUR	2,700,000	—
ITRAXX.EUR.35, 06/20/26	BCL	Put	70.00	08/18/21	EUR	51,200,000	(14)
ITRAXX.EUR.35, 06/20/26	BCL	Put	85.00	08/18/21	EUR	2,800,000	—
ITRAXX.EUR.35, 06/20/26	BCL	Put	85.00	10/20/21	EUR	14,700,000	(9)
ITRAXX.EUR.35, 06/20/26	BOA	Put	75.00	07/21/21	EUR	3,100,000	—
ITRAXX.EUR.35, 06/20/26	BPC	Put	82.50	08/18/21	EUR	2,700,000	(1)
ITRAXX.EUR.35, 06/20/26	BPC	Put	80.00	09/15/21	EUR	1,400,000	(1)
ITRAXX.EUR.35, 06/20/26	BPC	Put	80.00	11/17/21	EUR	7,800,000	(7)
ITRAXX.EUR.35, 06/20/26	DUB	Put	85.00	08/18/21	EUR	3,000,000	(1)
ITRAXX.EUR.35, 06/20/26	DUB	Put	80.00	08/18/21	EUR	9,900,000	(2)
ITRAXX.EUR.35, 06/20/26	DUB	Put	80.00	09/15/21	EUR	2,600,000	(1)
ITRAXX.EUR.35, 06/20/26	DUB	Put	80.00	11/17/21	EUR	3,000,000	(3)
ITRAXX.EUR.35, 06/20/26	GSC	Put	75.00	07/21/21	EUR	23,700,000	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
ITRAXX.EUR.35, 06/20/26	JPM	Put	85.00	10/20/21	EUR	2,900,000	(2)
							(175)
Options on Securities
Federal National Mortgage Association, Inc., 2.50%, 07/15/51	JPM	Call	104.05	07/07/21		4,100,000	—
Federal National Mortgage Association, Inc., 2.50%, 07/15/51	JPM	Put	102.05	07/07/21		4,100,000	—
Federal National Mortgage Association, Inc., 3.00%, 08/15/51	JPM	Put	104.14	08/05/21		7,100,000	(12)
Federal National Mortgage Association, Inc., 3.00%, 09/15/48	JPM	Put	103.98	09/07/21		7,100,000	(17)
							(29)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	07/02/21	USD	22,517	4,521	299
BRL/USD	GSC	07/02/21	USD	7,991	1,604	22
BRL/USD	SCB	07/02/21	USD	8,329	1,672	92
BRL/USD	CIT	08/03/21	USD	22,517	4,505	(65)
BRL/USD	GSC	08/03/21	USD	7,991	1,599	(21)
BRL/USD	SCB	08/03/21	USD	8,329	1,666	(18)
COP/USD	GSC	08/10/21	USD	6,522,900	1,734	22
EUR/USD	GSC	07/02/21	USD	5,153	6,104	(39)
EUR/USD	JPM	07/02/21	USD	2,247	2,662	(21)
IDR/USD	JPM	09/15/21	USD	21,224,807	1,455	(18)
INR/USD	BOA	09/15/21	USD	279,039	3,722	(68)
JPY/USD	CIT	07/02/21	USD	969,400	8,726	(122)
MXN/USD	GSC	07/14/21	USD	3,327	167	(1)
MXN/USD	CIT	08/05/21	USD	2,624	131	(2)
MXN/USD	CIT	08/05/21	USD	67,817	3,388	138
MXN/USD	GSC	09/03/21	USD	47,278	2,353	103
PLN/USD	GSC	09/16/21	USD	929	243	(1)
PLN/USD	SCB	09/16/21	USD	4,136	1,083	(7)
RUB/USD	GSC	07/22/21	USD	143,525	1,956	96
RUB/USD	GSC	08/20/21	USD	143,524	1,947	31
RUB/USD	GSC	09/20/21	USD	143,525	1,937	(19)
USD/AUD	MSC	07/02/21	AUD	(3,646)	(2,733)	87
USD/BRL	CIT	07/02/21	BRL	(22,517)	(4,521)	64
USD/BRL	GSC	07/02/21	BRL	(7,991)	(1,604)	20
USD/BRL	SCB	07/02/21	BRL	(8,329)	(1,672)	17
USD/CAD	BCL	08/17/21	CAD	(10,108)	(8,151)	155
USD/EUR	GSC	07/02/21	EUR	(22,269)	(26,382)	856
USD/GBP	BNP	07/02/21	GBP	(14,434)	(19,925)	550
USD/HUF	UBS	08/16/21	HUF	(17,484)	(59)	(1)
USD/MXN	BOA	07/14/21	MXN	(10,439)	(523)	6
USD/MXN	CIT	08/05/21	MXN	(18,932)	(945)	(22)
USD/PEN	CIT	08/06/21	PEN	(18,504)	(4,824)	7
USD/PEN	BNP	10/29/21	PEN	(16,257)	(4,238)	65
USD/ZAR	CIT	09/15/21	ZAR	(4,055)	(281)	1
ZAR/USD	CIT	09/15/21	USD	1,746	121	(7)
ZAR/USD	GSC	09/15/21	USD	3,155	218	(9)
ZAR/USD	JPM	09/15/21	USD	13,085	906	(32)
					(21,438)	2,158

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Alibaba Group Holding Limited (Q)	BCL	0.38	1.00	12/20/24	(200)	4	3	1
Alibaba Group Holding Limited (Q)	BNP	0.38	1.00	12/20/24	(300)	6	4	2
CDX.NA.HY.27.V5 (Q)	BOA	N/A	5.00	12/20/21	(300)	8	46	(38)
CDX.NA.HY.27.V5 (Q)	CGM	N/A	5.00	12/20/21	(600)	15	52	(37)
CDX.NA.HY.27.V5 (Q)	JPM	N/A	5.00	12/20/21	(200)	5	17	(12)
CDX.NA.HY.29.V3 (Q)	GSC	N/A	5.00	12/20/22	(100)	7	14	(7)
CDX.NA.HY.29.V3 (Q)	JPM	N/A	5.00	12/20/22	(200)	15	32	(17)
CDX.NA.HY.31.V4 (Q)	BNP	N/A	5.00	12/20/23	(100)	11	12	(1)
CDX.NA.HY.31.V4 (Q)	CGM	N/A	5.00	12/20/23	(200)	22	21	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CDX.NA.HY.31.V4 (Q)	GSC	N/A	5.00	12/20/23	(500)	55	59	(4)
CDX.NA.HY.31.V4 (Q)	JPM	N/A	5.00	12/20/23	(400)	44	45	(1)
CDX.NA.HY.31.V4 (Q)	MSC	N/A	5.00	12/20/23	(100)	11	12	(1)
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	MSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	UBS	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(3,999)	44	(161)	205
CMBX.NA.AAA.9 (M)	MSC	N/A	0.50	09/17/58	(500)	5	(19)	24
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BCL	0.35	1.00	06/20/23	(800)	11	(8)	19
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	0.48	1.00	06/20/24	(200)	3	(3)	6
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	0.43	1.00	12/20/23	(300)	4	(6)	10
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	0.48	1.00	06/20/24	(100)	1	(2)	3
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.35	1.00	06/20/23	(1,300)	17	(12)	29
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.61	1.00	12/20/24	(100)	1	(1)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	JPM	0.48	1.00	06/20/24	(100)	1	(2)	3
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	1.50	1.00	12/20/25	(300)	2	(4)	6
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	0.61	1.00	12/20/24	(500)	7	(3)	10
Italy, Governement of (Q)	BOA	1.27	1.00	06/20/25	(6,000)	96	(96)	192
MCDX.CDSI.24 (Q)	MSC	N/A	1.00	06/20/25	(150)	4	(5)	9
Mexico (United Mexican States) (Q)	BCL	0.25	1.00	06/20/22	(2,600)	21	(37)	58
Pemex Project Funding Master Trust (Q)	BCL	1.81	1.00	06/20/22	(400)	(3)	(17)	14
Pemex Project Funding Master Trust (Q)	BNP	1.81	1.00	06/20/22	(1,700)	(13)	(103)	90
Pemex Project Funding Master Trust (Q)	GSC	4.49	1.00	12/20/21	(200)	(1)	(9)	8
Pemex Project Funding Master Trust (Q)	GSC	4.84	1.00	06/20/22	(700)	(5)	(44)	39
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	1.20	1.00	12/20/24	(600)	(4)	(10)	6
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.20	1.00	12/20/24	(500)	(3)	(8)	5
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.37	1.00	06/20/22	(200)	1	(1)	2
PT Pertamina (Persero) (Q)	BCL	0.64	1.00	12/20/24	(400)	5	(4)	9
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.54	1.00	12/20/24	(800)	13	2	11
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.46	1.00	06/20/24	(400)	6	(9)	15
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	0.46	1.00	06/20/24	(400)	7	(8)	15
Sinopec Group Overseas Development (2018) Limited (Q)	BCL	0.37	1.00	12/20/24	(300)	7	5	2
Sinopec Group Overseas Development (2018) Limited (Q)	GSC	0.37	1.00	12/20/24	(200)	4	3	1
South Africa, Parliament of (Q)	BCL	1.38	1.00	12/20/24	(800)	(10)	(30)	20
South Africa, Parliament of (Q)	GSC	1.38	1.00	12/20/24	(1,000)	(13)	(40)	27
State Grid Overseas Investment Limited (Q)	BCL	0.32	1.00	12/20/24	(300)	7	4	3
The Republic of Indonesia, The Government of (Q)	GSC	0.26	1.00	06/20/23	(300)	5	(4)	9
					(29,649)	426	(324)	750

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,490,772	—	1,490,772
Government And Agency Obligations	—	407,232	—	407,232
Non-U.S. Government Agency Asset-Backed Securities	—	65,458	—	65,458
Senior Floating Rate Instruments	—	42,282	—	42,282
Preferred Stocks	446	—	—	446
Common Stocks	15	—	166	181
Short Term Investments	4,189	4,300	—	8,489
	4,650	2,010,044	166	2,014,860
Liabilities - Securities
Government And Agency Obligations	—	(504)	—	(504)
	—	(504)	—	(504)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	16	—	—	16
Centrally Cleared Interest Rate Swap Agreements	—	261	—	261
Centrally Cleared Credit Default Swap Agreements	—	1,873	—	1,873
Open Forward Foreign Currency Contracts	—	2,631	—	2,631
OTC Credit Default Swap Agreements	—	868	—	868
	16	5,633	—	5,649

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(32)	—	—	(32)
Centrally Cleared Interest Rate Swap Agreements	—	(2,536)	—	(2,536)
Centrally Cleared Credit Default Swap Agreements	—	(90)	—	(90)
OTC Written Options	—	(204)	—	(204)
Open Forward Foreign Currency Contracts	—	(473)	—	(473)
OTC Credit Default Swap Agreements	—	(118)	—	(118)
	(32)	(3,421)	—	(3,453)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 111.5%
U.S. Treasury Inflation Indexed Securities 99.8%
Treasury, United States Department of
0.63%, 07/15/21 - 02/15/43 (a)	148,469	160,979
0.13%, 01/15/22 - 01/15/23 (a) (b)	80,825	83,244
0.38%, 07/15/23 - 07/15/27 (a)	141,638	154,066
0.50%, 04/15/24 (c)	81,274	87,585
0.13%, 07/15/24 - 02/15/51 (a)	246,158	268,120
0.25%, 01/15/25 - 02/15/50 (a)	94,230	103,737
2.38%, 01/15/25 - 01/15/27 (a)	34,134	39,676
2.00%, 01/15/26 (a)	20,409	24,015
0.13%, 07/15/26 - 01/15/31 (c)	6,492	7,125
0.00%, 01/15/27 - 02/15/44 (c)	239,634	281,649
0.50%, 01/15/28 (a)	65,178	73,061
1.75%, 01/15/28 (a)	14,130	17,074
3.63%, 04/15/28 (a)	34,035	45,872
0.75%, 07/15/28 - 02/15/45 (a)	96,577	115,082
0.88%, 01/15/29 - 02/15/47 (a)	47,114	56,358
2.50%, 01/15/29 (a)	22,012	28,348
3.88%, 04/15/29 (a)	11,945	16,797
0.13%, 01/15/31 (a) (c)	39,702	43,697
2.13%, 02/15/40 - 02/15/41 (a)	27,743	41,500
1.00%, 02/15/46 - 02/15/49 (a)	44,918	58,936
		1,706,921
Treasury Inflation Indexed Securities 9.9%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (a)	2,743,908	25,381
0.20%, 03/10/30, JPY (a)	89,463	844
0.01%, 03/10/31, JPY (a)	663,201	6,101
Canada, Government of
4.25%, 12/01/26, CAD (a)	6,074	6,314
Commonwealth of Australia
1.25%, 02/21/22, AUD (d) (e)	5,290	4,772
3.00%, 09/20/25, AUD (d) (e)	8,920	10,039
Corporacion Andina de Fomento
3.95%, 10/15/21, MXN (d)	13,661	691
France Government Inflation Indexed Bond
0.25%, 07/25/24, EUR (a) (e)	3,894	4,929
HM Treasury
1.25%, 11/22/27, GBP (a) (e)	3,057	5,452
New Zealand Government
2.00%, 09/20/25, NZD (d)	14,100	12,258
3.00%, 09/20/30, NZD (d)	2,500	2,442
Republique Francaise Presidence
0.10%, 03/01/26, EUR (a)	10,656	13,731
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (a)	38,718	49,562
0.40%, 05/15/30, EUR (a) (e)	21,539	27,440
		169,956
U.S. Treasury Bond 0.7%
Treasury, United States Department of
1.63%, 11/15/50	13,120	11,781
Sovereign 0.5%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.94%, 02/12/29, PEN (f)	5,100	1,448
6.15%, 08/12/32, PEN	16,600	4,508
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	3,891	206
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (f)	1,900	2,016
		8,178
Collateralized Mortgage Obligations 0.4%
Federal Home Loan Mortgage Corporation
Series WF-4779, REMIC, 0.44%, (1 Month USD LIBOR + 0.35%), 07/15/44 (g)	1,443	1,439
Series T-1A1-62, REMIC, 1.32%, (12 Month Treasury Average + 1.20%), 10/25/44 (g)	150	151
Series T-1A1-63, REMIC, 1.32%, (12 Month Treasury Average + 1.20%), 02/25/45 (g)	112	109
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 0.15%, (1 Month USD LIBOR + 0.06%), 07/25/37 (g)	39	39
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 1.03%, (1 Year USD LIBOR + 0.75%), 04/20/67 (g)	1,946	1,994
Series 2018-FG-H15, REMIC, 0.60%, (1 Year USD LIBOR + 0.15%), 08/20/68 (g)	2,384	2,355
		6,087
Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
2.02%, (6 Month USD LIBOR + 1.77%), 07/01/36 (g)	88	93
2.12%, (1 Year USD LIBOR + 1.49%), 09/01/36 (g)	47	50
2.23%, (1 Year USD LIBOR + 1.65%), 10/01/36 (g)	47	49
Series F1-278, 0.52%, (1 Month USD LIBOR + 0.45%), 09/15/42 (g)	2,088	2,105
Federal National Mortgage Association, Inc.
1.77%, (1 Year USD LIBOR + 1.27%), 11/01/35 (g)	13	14
2.19%, (1 Year USD LIBOR + 1.82%), 03/01/36 (g)	29	31
2.27%, (1 Year USD LIBOR + 2.02%), 06/01/36 (g)	13	14
		2,356
U.S. Treasury Note 0.1%
Treasury, United States Department of
1.75%, 12/31/24 (b)	1,070	1,113
Asset-Backed Securities 0.0%
Navient Funding, LLC
Series 2003-A5-5, 0.00%, (3 Month EURIBOR + 0.27%), 06/17/24, EUR (g)	14	17
U.S. Small Business Administration
Series 2017-1-20L, 5.29%, 12/01/27	144	160
		177
Total Government And Agency Obligations (cost $1,879,004)		1,906,569
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.6%
ACE Securities Corp. Home Equity Loan Trust
Series 2007-A2B-ASP1, REMIC, 0.29%, (1 Month USD LIBOR + 0.20%), 03/25/37 (g) (h)	398	238
Adagio V CLO Designated Activity Company
Series V-ARR-A, 0.72%, (3 Month EURIBOR + 0.72%), 10/15/31, EUR (f) (g)	1,000	1,176
Albacore Euro CLO I Designated Activity Company
Series A-1A, 1.53%, (3 Month EURIBOR + 1.53%), 07/18/31, EUR (f) (g)	700	830
Alternative Loan Trust
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	95	76
Series 2006-A1-HY11, REMIC, 0.33%, (1 Month USD LIBOR + 0.24%), 06/25/36 (g) (h)	406	392
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,538	1,448
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	340	335
AMMC CLO XII Limited
Series 2013-AR2-12A, 0.00%, (3 Month USD LIBOR + 0.95%), 11/10/30 (g)	800	800
Apidos CLO XXVII
Series 2017-A1R-27A, 1.06%, (3 Month USD LIBOR + 0.93%), 07/17/30 (g)	1,400	1,400
AREIT Trust
Series 2020-A-CRE4, 2.72%, (1 Month USD LIBOR + 2.62%), 12/15/22 (g)	1,549	1,558
Armada Euro Clo III Designated Activity Company
Series A1R-3A, 0.72%, (3 Month EURIBOR + 0.72%), 07/15/31, EUR (f) (g)	2,500	2,942
ASSURANT CLO III Ltd
Series 2018-AR-3A, 1.17%, 10/20/31 (g)	700	700
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 0.00%, (3 Month USD LIBOR + 1.30%), 01/16/30 (g)	1,300	1,300
Atrium XII LLC
Series AR-12A, 1.01%, (3 Month USD LIBOR + 0.83%), 04/22/27 (g)	1,721	1,720

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Babson Euro CLO 2015-1 B.V.
Series 2015-A1R-1A, 0.31%, (3 Month EURIBOR + 0.82%), 10/25/29, EUR (e) (g)	266	315
Bain Capital Credit CLO 2017-2 Ltd
Series 2017-AR-2A, 1.43%, (3 Month USD LIBOR + 1.25%), 07/25/30 (g)	600	600
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 2.47%, 06/25/35 (g)	21	20
Bayview Opportunity Master Fund IVa Trust
Series 2019-A1-SBR1, 3.47%, 06/28/34 (h)	91	91
BCAP LLC Trust
Series 2011-12A1-RR5, REMIC, 4.82%, 03/26/37 (g)	413	414
Bear Stearns ALT-A Trust
Series 2005-24A1-10, REMIC, 2.67%, 01/25/36 (g)	189	186
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-21A1-4, REMIC, 2.71%, 08/25/36 (g)	122	93
Bear Stearns ARM Trust
Series 2003-3A2-3, REMIC, 2.86%, 05/25/33 (g)	10	10
Series 2003-2A1-9, REMIC, 2.89%, 02/25/34 (g)	54	54
Series 2004-22A1-9, REMIC, 3.05%, 11/25/34 (g)	50	50
Series 2004-22A1-10, REMIC, 4.34%, 01/25/35 (g)	46	46
Series 2005-2A1-1, REMIC, 2.85%, 03/25/35 (g)	117	117
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 1.09%, (1 Month USD LIBOR + 1.00%), 08/25/37 (g)	116	116
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 2.99%, 12/26/46 (g)	270	235
Birch Grove CLO Ltd
Series AR-19A, 1.27%, 06/15/31 (g)	700	700
Black Diamond CLO Designated Activity Company
Series 2015-A1R-1A, 0.65%, (3 Month EURIBOR + 0.65%), 10/03/29, EUR (f) (g)	957	1,134
Series 2015-A2R-1A, 1.24%, (3 Month USD LIBOR + 1.05%), 10/03/29 (f) (g)	623	621
Carlyle Global Market Strategies CLO Ltd
Series 2013-A1RR-1A, 0.00%, 08/14/30 (g)	1,500	1,500
Carlyle Global Market Strategies Euro CLO Designated Activity Company
Series 2015-AA1R-2A, 0.73%, (3 Month EURIBOR + 0.73%), 09/21/29, EUR (f) (g)	149	177
Catamaran CLO Ltd
Series 2013-AR-1A, 1.03%, (3 Month USD LIBOR + 0.85%), 01/27/28 (f) (g)	1,987	1,987
Cathedral Lake II, Ltd.
Series 2015-A1RR-2A, 1.03%, (3 Month USD LIBOR + 0.85%), 07/16/29 (g)	900	900
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 2.73%, 02/25/37 (g)	11	10
CHL Mortgage Pass-Through Trust
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	939	700
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 1.59%, (1 Month USD LIBOR + 1.50%), 02/25/23 (g)	1,900	1,877
Series 2007-1A-1, REMIC, 1.44%, (1 Month USD LIBOR + 1.35%), 08/25/24 (g)	1,820	1,838
Series 2007-2A3-1, REMIC, 1.54%, (1 Month USD LIBOR + 1.45%), 09/25/24 (g)	50	51
Citigroup Mortgage Loan Trust
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	8	9
Series 2005-2A2B-3, REMIC, 3.00%, 08/25/35 (g)	42	38
Series 2005-A2-6, REMIC, 2.22%, (1 Year Treasury + 2.15%), 09/25/35 (g)	9	9
Series 2005-A1-6, REMIC, 3.30%, (1 Year Treasury + 2.10%), 09/25/35 (g)	10	10
Series 2005-M3-HE4, REMIC, 0.78%, (1 Month USD LIBOR + 0.69%), 10/25/35 (g) (h)	3,422	3,308
Series 2006-A1-AMC1, REMIC, 0.38%, (1 Month USD LIBOR + 0.29%), 09/25/36 (g) (h)	2,975	2,835
Series 2007-A3A-AMC2, REMIC, 0.17%, (1 Month USD LIBOR + 0.08%), 01/25/37 (g) (h)	56	47
Series 2007-A2B-AMC3, REMIC, 0.27%, (1 Month USD LIBOR + 0.18%), 03/25/37 (g) (h)	1,382	1,257
Series 2007-1A1A-AR4, REMIC, 3.19%, 03/25/37 (g)	1,514	1,458
Series 2007-M1-AMC4, REMIC, 0.36%, (1 Month USD LIBOR + 0.27%), 05/25/37 (g) (h)	1,200	1,095
Series 2007-22AA-10, REMIC, 3.23%, 09/25/37 (g)	390	375
Series 2007-A3A-AHL3, REMIC, 0.15%, (1 Month USD LIBOR + 0.06%), 08/25/45 (g) (h)	119	99
Series 2019-A1-B, REMIC, 3.26%, 04/25/66 (g) (h)	321	323
College Loan Corporation
Series 2007-A1-2, 0.43%, (3 Month USD LIBOR + 0.25%), 01/25/24 (g)	800	783
CoreVest American Finance Trust
Series 2017-A-1, REMIC, 2.97%, 07/15/22	120	120
Credit-Based Asset Servicing and Securitization LLC
Series 2005-M4-CB3, REMIC, 1.14%, (1 Month USD LIBOR + 1.05%), 08/25/34 (g) (h)	205	202
Series 2007-A1-CB6, REMIC, 0.21%, (1 Month USD LIBOR + 0.12%), 07/25/37 (g) (h)	91	74
Series 2007-A3-CB6, REMIC, 0.31%, (1 Month USD LIBOR + 0.22%), 07/25/37 (g) (h)	2,655	2,197
CSMC
Series 2015-5A2-3R, REMIC, 0.26%, 09/29/36 (g)	1,691	1,660
Series 2015-2A2-12R, REMIC, 0.61%, 12/03/37 (g)	2,300	2,096
CSMC Mortgage-Backed Trust
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (g) (h)	650	239
CSMC Trust
Series 2019-A1-RPL9, REMIC, 3.32%, 10/25/59 (g) (h)	2,450	2,454
CWABS Asset-Backed Certificates Trust
Series 2007-1A1-8, REMIC, 0.28%, (1 Month USD LIBOR + 0.19%), 02/25/36 (g) (h)	5,544	5,211
Series 2007-1A1-12, REMIC, 0.83%, (1 Month USD LIBOR + 0.74%), 06/25/37 (g) (h)	116	113
CWABS, Inc.
Series 2005-MV3-11, REMIC, 0.89%, (1 Month USD LIBOR + 0.53%), 01/25/36 (g) (h)	2,260	2,252
CWMBS, Inc.
Series 2004-11A1-12, REMIC, 2.99%, 08/25/34 (g)	32	31
Series 2004-5A-HYB7, REMIC, 2.64%, 11/20/34 (g)	3	3
Series 2004-2A1-HYB5, REMIC, 2.92%, 04/20/35 (g)	12	12
Dryden 46 Euro CLO 2016 B.V.
Series 2015-A1R-16A, 0.25%, (3 Month EURIBOR + 0.80%), 12/15/29, EUR (f) (g)	1,815	2,140
Dryden 52 Euro CLO 2017 B.V.
Series 2017-AR-52A, 0.00%, 05/15/34, EUR (f) (g)	400	473
Eurosail PLC
Series 2007-A3A-3X, 1.03%, (3 Month GBP LIBOR + 0.95%), 06/13/45, GBP (e) (g)	870	1,202
Series 2007-A3C-3A, 1.03%, (3 Month GBP LIBOR + 0.95%), 06/13/45, GBP (f) (g)	299	414
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 0.40%, (1 Month USD LIBOR + 0.31%), 07/25/36 (g) (h)	2,282	2,180
Series 2006-A2-FF17, REMIC, 0.21%, (1 Month USD LIBOR + 0.12%), 12/25/36 (g) (h)	6,911	6,317
First NLC Trust
Series 2007-A1-1, REMIC, 0.16%, (1 Month USD LIBOR + 0.07%), 08/25/37 (g)	237	150
Great Hall Mortgages No.1 PLC
Series 2006-A2A-1, 0.23%, (3 Month GBP LIBOR + 0.15%), 06/18/38, GBP (e) (g)	53	73

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Series 2007-A2A-1, 0.21%, (3 Month GBP LIBOR + 0.13%), 03/18/39, GBP (e) (g)	73	100
GreenPoint Mortgage Funding Trust
Series 2006-A-A6, REMIC, 0.27%, (1 Month USD LIBOR + 0.18%), 09/25/46 (g) (h)	325	316
Grifonas Finance No.1 PLC
Series A-1, 0.00%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (e) (g) (h)	582	677
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.72%, 03/25/46 (h)	305	226
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 08/12/43	547	551
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 2.68%, 01/25/35 (g)	29	29
Halcyon Loan Advisors Funding Ltd
Series 2015-AR-1A, 1.11%, (3 Month USD LIBOR + 0.92%), 04/20/27 (g)	225	225
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 2.19%, 04/19/34 (g)	84	83
HarborView Mortgage Loan Trust
Series 2007-A1A-5, REMIC, 0.28%, (1 Month USD LIBOR + 0.19%), 09/19/37 (g) (h)	23	21
Harvest CLO XXI Designated Activity Company
Series A1R-21A, 0.76%, (3 Month EURIBOR + 0.76%), 07/15/31, EUR (f) (g)	600	711
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.10%, (SONIA + 1.05%), 05/25/53, GBP (f) (g) (h)	5,738	7,961
Home Equity Asset Trust
Series 2004-M1-2, REMIC, 0.89%, (1 Month USD LIBOR + 0.80%), 07/25/34 (g) (h)	124	122
Series 2005-M2-8, REMIC, 0.54%, (1 Month USD LIBOR + 0.45%), 02/25/36 (g) (h)	1,700	1,689
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 0.75%, (1 Month USD LIBOR + 0.66%), 10/25/35 (g) (h)	65	65
ICG US Clo 2020-1 Ltd
Series 2020-A1-1A, 1.62%, (3 Month USD LIBOR + 1.40%), 10/22/31 (g)	1,000	1,001
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	13	13
Series 2005-4A1-AR1, REMIC, 2.97%, 03/25/35 (g)	72	73
Series 2005-2A1-AR1, REMIC, 2.92%, 11/25/35 (g)	26	28
Series 2005-A1-16IP, REMIC, 0.73%, (1 Month USD LIBOR + 0.64%), 07/25/45 (g) (h)	96	85
J.P. Morgan Mortgage Acquisition Trust
Series 2006-AV5-CH2, REMIC, 0.30%, (1 Month USD LIBOR + 0.21%), 10/25/36 (g) (h)	61	59
J.P. Morgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 3.18%, 07/25/35 (g)	39	40
Series 2005-2A1-A6, REMIC, 2.98%, 08/25/35 (g)	53	53
Series 2005-7A1-A6, REMIC, 3.21%, 08/25/35 (g)	74	72
Series 2005-4A1-A6, REMIC, 2.71%, 09/25/35 (g)	7	7
Series 2008-1A1-R2, REMIC, 2.95%, 07/27/37 (g)	257	251
Jamestown CLO V Ltd
Series 2014-AR-5A, 1.41%, (3 Month USD LIBOR + 1.22%), 01/19/27 (g)	330	330
Jubilee CLO 2015-XV B.V.
Series 2015-AR-15A, 0.29%, (3 Month EURIBOR + 0.84%), 07/12/28, EUR (e) (g)	791	933
KKR CLO 9 Ltd
Series AR2-9, 1.13%, (3 Month USD LIBOR + 0.95%), 07/15/30 (g)	500	500
KVK CLO Ltd
Series 2013-AR-1A, 1.09%, (3 Month USD LIBOR + 0.90%), 01/14/28 (f) (g)	211	211
Laurelin 2016-1 Designated Activity Company
Series 2016-ARR-1A, 0.72%, (3 Month EURIBOR + 0.72%), 10/20/35, EUR (f) (g)	400	474
LCM XV LP
Series AR2-15A, 1.09%, (3 Month USD LIBOR + 1.00%), 07/22/30 (g)	2,300	2,300
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, REMIC, 3.75%, 04/25/59 (h)	603	608
Lehman XS Trust
Series 2007-2A1-15N, REMIC, 0.34%, (1 Month USD LIBOR + 0.25%), 08/25/47 (g) (h)	767	738
Loancore Issuer Ltd.
Series 2019-A-CRE2, 1.20%, (1 Month USD LIBOR + 1.13%), 10/15/23 (g)	2,700	2,699
Long Beach Mortgage Loan Trust
Series 2006-2A2-7, REMIC, 0.21%, (1 Month USD LIBOR + 0.12%), 08/25/36 (g) (h)	456	237
Mackay Shields Euro CLO-2 Designated Activity Company
Series A-2A, 1.55%, (3 Month EURIBOR + 1.55%), 08/15/33, EUR (f) (g)	600	712
Man GLG Euro CLO II Designated Activity Company
Series A1R-2A, 0.87%, (3 Month EURIBOR + 0.87%), 01/15/30, EUR (f) (g)	800	948
Marathon CLO V Ltd.
Series 2013-A1R-5A, 1.02%, (3 Month USD LIBOR + 0.87%), 11/22/27 (g)	584	584
Marlette Funding Trust
Series 2019-A-3A, 2.69%, 09/17/29	61	61
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 2.08%, 12/25/33 (g)	109	106
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 10/25/35 (g) (h)	59	59
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 2.30%, 02/25/34 (g)	68	67
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 1.88%, 02/25/33 (g)	46	44
MidOcean Credit CLO II
Series 2013-ARR-2A, 1.21%, (3 Month USD LIBOR + 1.03%), 01/29/30 (g)	800	800
Midocean Credit Clo VIII
Series 2018-A1R-8A, 1.21%, (3 Month USD LIBOR + 1.05%), 02/20/31 (g)	900	899
Mill City Mortgage Loan Trust
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (g)	472	489
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 1.07%, (1 Month USD LIBOR + 0.98%), 07/25/34 (g) (h)	374	365
Series 2005-M2-HE2, REMIC, 0.75%, (1 Month USD LIBOR + 0.66%), 01/25/35 (g) (h)	1,338	1,304
Series 2005-M3-HE5, REMIC, 0.77%, (1 Month USD LIBOR + 0.68%), 09/25/35 (g) (h)	1,439	1,396
Series 2007-A1-HE6, REMIC, 0.15%, (1 Month USD LIBOR + 0.06%), 05/25/37 (g) (h)	50	46
MortgageIT Trust
Series 2004-M2-2, REMIC, 1.10%, (1 Month USD LIBOR + 1.01%), 12/25/34 (g) (h)	239	236
Mountain View CLO 2017-1 LLC
Series 2017-AR-1A, 1.27%, (3 Month USD LIBOR + 1.09%), 10/16/29 (g)	1,700	1,689
MP CLO VII LTD
Series 2015-AR3-1A, 0.89%, (3 Month USD LIBOR + 0.89%), 10/18/28 (g)	1,100	1,100
Navient Funding, LLC
Series 2004-A6B-3A, 0.73%, (3 Month USD LIBOR + 0.55%), 10/25/64 (g)	2,401	2,395
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 0.86%, (1 Month USD LIBOR + 0.77%), 02/25/35 (g)	293	288
New Residential Mortgage Loan Trust
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (g)	2,523	2,626

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Nomura Home Equity Loan, Inc. Trust
Series 2005-M3-FM1, REMIC, 0.86%, (1 Month USD LIBOR + 0.77%), 05/25/35 (g) (h)	2,735	2,618
Oak Hill European Credit Partners VII Desginated Activity Company
Series 2018-AR-7A, 0.74%, (3 Month EURIBOR + 0.74%), 10/20/31, EUR (f) (g)	1,700	2,014
OCP CLO Ltd
Series 2015-A1R-9A, 0.98%, (3 Month USD LIBOR + 0.80%), 07/15/27 (f) (g)	404	404
Series 2015-A1R-10A, 1.00%, (3 Month USD LIBOR + 0.82%), 10/26/27 (f) (g)	666	666
OZLM XVI Ltd
Series 2017-A1R-16A, 1.19%, (3 Month USD LIBOR + 1.03%), 05/16/30 (g)	2,900	2,900
Palmer Square European Loan Funding 2020-2 Designated Activity Company
Series 2020-A-2A, 0.87%, 02/15/30, EUR (f) (g)	2,798	3,322
Palmer Square Loan Funding Ltd
Series 2021-A1-3A, 0.00%, (3 Month USD LIBOR + 0.80%), 07/20/29 (g)	2,700	2,700
Penta CLO 2 B.V.
Series 2015-AR-2A, 0.79%, (3 Month EURIBOR + 0.79%), 08/04/28, EUR (f) (g)	442	524
Pretium Mortgage Credit Partners I 2020-RPL2, LLC
Series 2020-A1-RPL2, REMIC, 3.18%, 10/27/23 (h)	944	959
RALI Series Trust
Series 2007-A-QH8, REMIC, 1.02%, 10/25/37 (g)	649	609
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 0.96%, (1 Month USD LIBOR + 0.87%), 02/25/34 (g) (h)	1,153	1,137
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 0.72%, (1 Month USD LIBOR + 0.63%), 12/25/35 (g) (h)	1,158	1,155
Series 2006-M1-KS3, REMIC, 0.59%, (1 Month USD LIBOR + 0.50%), 04/25/36 (g) (h)	854	843
Series 2006-A4-EMX4, REMIC, 0.55%, (1 Month USD LIBOR + 0.46%), 06/25/36 (g) (h)	3,879	3,762
Residential Asset Securitization Trust
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	193	110
Residential Mortgage Securities 32 PLC
Series A-32A, 1.30%, (SONIA + 1.25%), 06/20/70, GBP (f) (g) (h)	1,851	2,585
Romark CLO Ltd
Series 2017-A1R-1A, 0.00%, 10/23/30 (g)	800	800
Saxon Asset Securities Trust
Series 2007-1A-3, REMIC, 0.40%, (1 Month USD LIBOR + 0.31%), 08/25/24 (g) (h)	591	573
Saxon Asset Securities Trust
Series 2005-M3-4, REMIC, 0.81%, (1 Month USD LIBOR + 0.48%), 11/25/37 (g) (h)	2,000	1,903
Securitized Asset Backed Receivables LLC
Series 2006-A2C-HE2, REMIC, 0.24%, (1 Month USD LIBOR + 0.15%), 07/25/36 (g) (h)	426	233
Series 2006-A2C-HE1, REMIC, 0.41%, (1 Month USD LIBOR + 0.32%), 07/25/36 (g) (h)	2,884	1,327
SLM Student Loan Trust
Series 2008-A-9, 1.68%, (3 Month USD LIBOR + 1.50%), 04/25/23 (g)	961	969
Sound Point CLO, Ltd.
Series 2017-ARR-1A, 1.07%, (3 Month USD LIBOR + 0.90%), 01/23/29 (g)	1,200	1,200
Soundview Home Loan Trust
Series 2007-1A1-OPT1, REMIC, 0.29%, (1 Month USD LIBOR + 0.20%), 06/25/37 (g) (h)	1,796	1,462
Sprint Spectrum Co LLC
Series 2016-A1-1, 3.36%, 09/20/21 (f)	63	63
SPSTC
Series 2020-A-1A, 1.58%, (3 Month USD LIBOR + 1.40%), 07/22/28 (g)	1,352	1,353
St. Paul's CLO III Designated Activity Company
Series AR1-4A, 0.85%, (3 Month EURIBOR + 0.85%), 04/25/30, EUR (f) (g)	850	1,007
Stanwich Mortgage Loan Co LLC
Series 2019-A1-NPB1, REMIC, 3.38%, 08/15/22 (h)	186	188
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 0.75%, (1 Month USD LIBOR + 0.66%), 10/19/34 (g) (h)	10	10
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 2.54%, 02/25/34 (g)	118	118
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 1.14%, (3 Month USD LIBOR + 0.95%), 07/14/26 (g)	601	601
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 6.47%, 09/25/36 (h)	473	23
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, REMIC, 1.05%, (3 Month USD LIBOR + 0.87%), 10/15/27 (g)	59	59
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 2.97%, 07/25/36 (g)	3,045	2,813
Series 2005-A3-1, REMIC, 2.18%, 04/25/45 (g)	77	77
Towd Point Mortgage Funding
Series 2019-A1-GR4A, 1.11%, (3 Month GBP LIBOR + 1.03%), 10/20/51, GBP (e) (g) (h)	4,653	6,476
Towd Point Mortgage Trust
Series 2019-A1A-HY3, REMIC, 1.09%, (1 Month USD LIBOR + 1.00%), 07/25/27 (g)	1,120	1,130
Venture XX CLO Ltd
Series 2015-AR-20A, 1.00%, (3 Month USD LIBOR + 0.82%), 04/15/27 (f) (g)	1,727	1,727
Venture XXI CLO Ltd
Series 2015-AR-21A, 1.06%, (3 Month USD LIBOR + 0.88%), 07/15/27 (g)	1,018	1,018
Venture Xxv Clo Ltd
Series 2016-ARR-25A, 1.21%, (3 Month USD LIBOR + 1.02%), 04/20/29 (g)	486	485
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-A7-AR5, REMIC, 2.57%, 06/25/33 (g)	57	56
Series 2003-2A-AR9, REMIC, 2.79%, 09/25/33 (g)	47	46
Series 2005-3A1-AR10, REMIC, 2.02%, 08/25/35 (g)	7	7
Series 2005-2A1-AR14, REMIC, 3.13%, 12/25/35 (g)	68	68
Series 2006-1A-AR9, REMIC, 1.12%, (12 Month Treasury Average + 1.00%), 08/25/46 (g)	1,144	1,104
Series 2007-1A-OA4, REMIC, 0.89%, (12 Month Treasury Average + 0.77%), 05/25/47 (g)	207	198
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 2.34%, 03/25/33 (g)	27	27
Z Capital Credit Partners CLO Ltd
Series 2015-A1R-1A, 1.13%, (3 Month USD LIBOR + 0.95%), 07/16/27 (f) (g)	1,003	1,003
Total Non-U.S. Government Agency Asset-Backed Securities (cost $161,698)		164,150
CORPORATE BONDS AND NOTES 2.7%
Financials 1.7%
Avolon Holdings Funding Limited
5.50%, 01/15/23 (f)	58	62
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (100, 09/24/23), EUR (e) (i) (j)	200	256
Banco Santander, S.A.
6.25%, (100, 09/11/21), EUR (e) (i) (j)	100	120
Bank of America Corporation
5.88%, (100, 03/15/28) (i)	1,160	1,323
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	3,900	4,057
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	7,000	7,070
Enel Finance International N.V.
4.25%, 09/14/23 (f)	400	431
Ford Motor Credit Company LLC
3.55%, 10/07/22	1,600	1,643

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JT International Financial Services B.V.
3.50%, 09/28/23 (e)	200	212
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (e) (g) (i) (j)	600	784
Mitsubishi UFJ Lease & Finance Company Limited
3.41%, 02/28/22 (f)	400	407
2.65%, 09/19/22 (f)	200	205
3.96%, 09/19/23 (f)	400	427
The Royal Bank of Scotland Group Public Limited Company
8.63%, (100, 08/15/21) (i) (j)	200	202
1.70%, (3 Month USD LIBOR + 1.55%), 06/25/24 (g) (j)	2,000	2,046
4.52%, 06/25/24 (j)	1,300	1,395
UniCredit S.p.A.
7.83%, 12/04/23 (f)	6,750	7,789
		28,429
Consumer Discretionary 0.5%
Daimler Finance North America LLC
3.75%, 11/05/21 (f)	800	810
McDonald's Corporation
0.61%, (3 Month USD LIBOR + 0.43%), 10/28/21 (g)	5,200	5,206
Nissan Motor Acceptance Corporation
1.90%, 09/14/21 (f)	200	201
2.80%, 01/13/22 (f)	1,900	1,920
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (f)	300	330
		8,467
Energy 0.2%
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (f)	200	203
Petrobras Global Finance B.V.
5.09%, 01/15/30	3,043	3,320
		3,523
Consumer Staples 0.2%
Danone
2.08%, 11/02/21 (f)	2,500	2,512
Industrials 0.1%
Central Nippon Expressway Company Limited
2.85%, 03/03/22 (e)	200	203
Equifax Inc.
3.60%, 08/15/21	900	903
Komatsu Finance America Inc.
2.44%, 09/11/22 (e)	400	408
Park Aerospace Holdings Limited
5.25%, 08/15/22 (f)	41	43
4.50%, 03/15/23 (f)	200	210
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (f)	100	101
		1,868
Communication Services 0.0%
CC Holdings GS V LLC
3.85%, 04/15/23	200	212
Discovery Communications, LLC
2.95%, 03/20/23	53	55
		267
Information Technology 0.0%
VMware, Inc.
3.90%, 08/21/27	200	222
Health Care 0.0%
Community Health Systems, Inc.
5.63%, 03/15/27 (f)	200	213
Real Estate 0.0%
Crown Castle International Corp.
3.15%, 07/15/23	200	210
Utilities 0.0%
Eversource Energy
2.90%, 10/01/24	100	106
Total Corporate Bonds And Notes (cost $43,767)		45,817
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Company, 7.50% (i) (j)	1	763
Total Preferred Stocks (cost $500)		763
SHORT TERM INVESTMENTS 0.7%
Discount Notes 0.7%
FHLBanks Office of Finance
0.04%, 07/28/21 (k) (l)	3,400	3,400
0.04%, 08/11/21 (k) (l)	4,700	4,700
0.05%, 09/17/21 (k) (l)	3,600	3,599
Total Short Term Investments (cost $11,700)		11,699
Total Investments 124.5% (cost $2,096,669)		2,128,998
Total Forward Sales Commitments (0.1)% (proceeds $1,919)		(1,924)
Total Purchased Options 0.2% (cost $1,615)		2,680
Other Derivative Instruments 0.2%		3,712
Other Assets and Liabilities, Net (24.8)%		(423,486)
Total Net Assets 100.0%		1,709,980

(a)  Treasury inflation indexed note, par amount is adjusted for inflation.

(b)  All or a portion of the security is pledged or segregated as collateral.

(c)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2021, the total payable for investments purchased on a delayed delivery basis was $1,493,806.

(d)  Treasury inflation indexed note, par amount is not adjusted for inflation.

(e)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $55,554 and 3.2% of the Fund.

(g)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(i)  Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j)  Convertible security.

(k)  The coupon rate represents the yield to maturity.

(l)  The security is a direct debt of the agency and not collateralized by mortgages.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
U.S. Treasury Inflation Indexed Securities (0.1%)
Treasury, United States Department of
2.50%, 01/15/29 (a)	(1,493)	(1,924)
Total Government And Agency Obligations (proceeds $1,919)		(1,924)
Total Forward Sales Commitments (0.1%) (proceeds $1,919)		(1,924)

(a)  Treasury inflation indexed note, par amount is adjusted for inflation.

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Babson Euro CLO 2015-1 B.V., Series 2015-A1R-1A, 0.31%, 10/25/29	10/12/17	315	315	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88% (callable at 100, 09/24/23)	01/30/19	222	256	—
Banco Santander, S.A., 6.25% (callable at 100, 09/11/21)	01/16/19	113	120	—
Central Nippon Expressway Company Limited, 2.85%, 03/03/22	06/26/19	201	203	—
Commonwealth of Australia, 1.25%, 02/21/22	05/23/18	4,349	4,772	0.3
Commonwealth of Australia, 3.00%, 09/20/25	08/22/17	9,135	10,039	0.6
Eurosail PLC, Series 2007-A3A-3X, 1.03%, 06/13/45	06/29/16	1,062	1,202	0.1
France Government Inflation Indexed Bond, 0.25%, 07/25/24	09/09/20	4,785	4,929	0.3
Great Hall Mortgages No.1 PLC, Series 2006-A2A-1, 0.23%, 06/18/38	04/09/19	69	73	—
Great Hall Mortgages No.1 PLC, Series 2007-A2A-1, 0.21%, 03/18/39	04/09/19	94	100	—
Grifonas Finance No.1 PLC, Series A-1, 0.00%, 08/28/39	02/10/15	494	677	—
HM Treasury, 1.25%, 11/22/27	09/23/19	4,886	5,452	0.3
JT International Financial Services B.V., 3.50%, 09/28/23	06/26/19	204	212	—
Jubilee CLO 2015-XV B.V., Series 2015-AR-15A, 0.29%, 07/12/28	09/15/17	944	933	0.1
Komatsu Finance America Inc., 2.44%, 09/11/22	09/17/19	400	408	—
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	01/31/18	755	784	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	02/02/21	27,734	27,440	1.6
Towd Point Mortgage Funding, Series 2019-A1-GR4A, 1.11%, 10/20/51	03/22/19	6,144	6,476	0.4
		61,906	64,391	3.8

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro BOBL	208	September 2021	EUR	27,889	27	18
Euro Bund	313	September 2021	EUR	53,528	130	605
United States 10 Year Ultra Bond	527	September 2021		76,455	255	1,122
United States 5 Year Note	1,658	October 2021		204,948	104	(302)
					516	1,443
Short Contracts
Australia 10 Year Bond	(44)	September 2021	AUD	(6,186)	(21)	(20)
Australia 3 Year Bond	(72)	September 2021	AUD	(8,407)	(4)	15
Euro Buxl 30 Year Bond	(122)	September 2021	EUR	(24,358)	(150)	(526)
Euro Schatz	(1,870)	September 2021	EUR	(209,722)	(22)	22
Italy Government BTP Bond	(136)	September 2021	EUR	(20,448)	(119)	(176)
Italy Short Term Government BTP Bond	(40)	September 2021	EUR	(4,526)	(3)	(1)
Japan 10 Year Bond	(20)	September 2021	JPY	(3,029,693)	(7)	(38)
Long Gilt	(29)	September 2021	GBP	(3,676)	(6)	(54)
United States 10 Year Note	(733)	September 2021		(96,533)	(172)	(589)
United States 2 Year Note	(249)	October 2021		(54,947)	(6)	87
United States Long Bond	(595)	September 2021		(92,908)	(391)	(2,739)
United States Ultra Bond	(139)	September 2021		(25,478)	(156)	(1,305)
					(1,057)	(5,324)

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	—	(10)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	(1)	(191)
France CPI Excluding Tobacco (A)	Receiving	1.03	(A)	03/15/24	EUR	7,600	8	(3)
France CPI Excluding Tobacco (A)	Paying	1.28	(A)	11/15/34	EUR	500	(1)	(22)
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	—	42
HICP (A)	Receiving	0.09	(A)	05/15/22	EUR	1,100	—	35
HICP (A)	Receiving	0.33	(A)	07/15/22	EUR	4,100	6	137
HICP (A)	Paying	1.38	(A)	03/15/31	EUR	15,200	(27)	(424)
U.K. Retail Price Index (A)	Paying	3.22	(A)	03/15/22	GBP	3,400	4	(52)
U.K. Retail Price Index (A)	Paying	3.85	(A)	09/15/24	GBP	9,300	8	467

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.K. Retail Price Index (A)	Paying	3.33	(A)	01/15/25	GBP	24,100	20	(662)
U.K. Retail Price Index (A)	Paying	3.47	(A)	08/15/25	GBP	12,100	14	(175)
U.K. Retail Price Index (A)	Paying	3.40	(A)	06/15/30	GBP	7,500	30	144
U.K. Retail Price Index (A)	Paying	3.48	(A)	08/15/30	GBP	12,200	43	(608)
U.K. Retail Price Index (A)	Paying	3.75	(A)	04/15/31	GBP	2,000	9	(6)
U.K. Retail Price Index (A)	Paying	3.57	(A)	03/15/36	GBP	2,200	12	(52)
U.K. Retail Price Index (A)	Paying	3.58	(A)	03/15/36	GBP	4,700	25	(69)
U.S. CPURNSA (A)	Receiving	2.50	(A)	07/15/22		24,500	(2)	513
U.S. CPURNSA (A)	Receiving	2.21	(A)	02/05/23		19,770	(4)	296
U.S. CPURNSA (A)	Receiving	2.22	(A)	04/13/23		1,490	—	18
U.S. CPURNSA (A)	Receiving	2.26	(A)	04/27/23		10,364	(1)	100
U.S. CPURNSA (A)	Receiving	2.56	(A)	05/08/23		11,800	(1)	1,005
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/26/26		1,400	1	39
U.S. CPURNSA (A)	Receiving	2.42	(A)	03/05/26		8,700	7	187
U.S. CPURNSA (A)	Receiving	2.77	(A)	05/13/26		6,500	4	(4)
U.S. CPURNSA (A)	Receiving	2.81	(A)	05/14/26		3,000	2	(10)
U.S. CPURNSA (A)	Receiving	2.70	(A)	05/25/26		4,850	4	9
U.S. CPURNSA (A)	Receiving	2.69	(A)	06/01/26		900	1	2
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	5	284
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	5	314
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/24/31		16,800	23	503
U.S. CPURNSA (A)	Paying	1.34	(A)	07/01/21		1,600	—	(45)
U.S. CPURNSA (A)	Paying	1.40	(A)	07/08/21		1,300	—	(38)
U.S. CPURNSA (A)	Paying	1.42	(A)	07/09/21		7,500	—	(221)
U.S. CPURNSA (A)	Paying	1.69	(A)	08/07/21		7,600	(51)	(300)
U.S. CPURNSA (A)	Paying	1.84	(A)	08/14/21		1,800	(12)	(68)
U.S. CPURNSA (A)	Paying	1.83	(A)	08/14/21		3,400	(23)	(129)
U.S. CPURNSA (A)	Paying	1.86	(A)	08/26/21		8,900	(57)	(326)
U.S. CPURNSA (A)	Paying	1.29	(A)	11/05/21		16,500	(17)	(600)
U.S. CPURNSA (A)	Paying	2.17	(A)	01/19/22		6,000	6	(158)
U.S. CPURNSA (A)	Paying	2.18	(A)	01/19/22		7,600	8	(199)
U.S. CPURNSA (A)	Paying	2.16	(A)	01/19/22		8,200	9	(216)
U.S. CPURNSA (A)	Paying	2.17	(A)	02/01/22		1,800	2	(47)
U.S. CPURNSA (A)	Paying	2.16	(A)	02/04/22		23,900	25	(626)
U.S. CPURNSA (A)	Paying	2.20	(A)	02/05/22		100	—	(3)
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	(12)	(142)
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	(8)	(64)
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	(9)	(40)
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	(8)	(327)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	(21)	(1,174)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30		2,200	(3)	(296)
							23	(3,212)

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
General Electric Company (Q)	1.00	12/20/23	(700)	11	—	51

JNL/PIMCO Real Return Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
United States 2 Year Note Future, Sep. 2021	Call	111.50	08/27/21	249	—
United States 5 Year Note Future, Sep. 2021	Put	113.00	08/27/21	1,954	—
					—

JNL/PIMCO Real Return Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]		Value ($)
Interest Rate Swaptions
3M LIBOR, 08/26/26	MSC	Call	70.00	08/24/21		67,600,000	32
6M EURIBOR, 11/08/52	BNP	Put	19.70	11/04/22	EUR	13,300,000	1,976

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/PIMCO Real Return Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]		Value ($)
6M EURIBOR, 11/04/52	MSC	Put	19.00	11/02/22	EUR	4,600,000	672
							2,680

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.35, 12/20/25	BPC	Put	10,000.00	07/21/21		600,000	—
CDX.NA.HY.36, 06/20/26	CSI	Put	10,400.00	09/15/21		600,000	(1)
CDX.NA.HY.36, 06/20/26	MSC	Put	9,800.00	07/21/21		600,000	—
CDX.NA.IG.36, 06/20/26	BCL	Call	47.50	08/18/21		2,700,000	(2)
CDX.NA.IG.36, 06/20/26	CSI	Call	47.50	08/18/21		1,400,000	(1)
CDX.NA.IG.36, 06/20/26	DUB	Call	47.50	08/18/21		3,000,000	(2)
CDX.NA.IG.36, 06/20/26	BCL	Put	80.00	09/15/21		2,700,000	(1)
CDX.NA.IG.36, 06/20/26	BOA	Put	75.00	08/18/21		2,700,000	(1)
CDX.NA.IG.36, 06/20/26	CGM	Put	80.00	08/18/21		2,400,000	—
CDX.NA.IG.36, 06/20/26	CSI	Put	80.00	08/18/21		4,100,000	—
CDX.NA.IG.36, 06/20/26	CSI	Put	90.00	09/15/21		2,600,000	(1)
CDX.NA.IG.36, 06/20/26	DUB	Put	80.00	09/15/21		3,000,000	(1)
CDX.NA.IG.36, 06/20/26	DUB	Put	90.00	09/15/21		7,300,000	(2)
CDX.NA.IG.36, 06/20/26	GSC	Put	90.00	07/21/21		500,000	—
ITRAXX.EUR.34, 12/20/25	BCL	Call	40.00	07/21/21	EUR	3,100,000	(2)
ITRAXX.EUR.34, 12/20/25	BCL	Put	75.00	07/21/21	EUR	3,100,000	—
ITRAXX.EUR.34, 12/20/25	GSC	Put	75.00	07/21/21	EUR	2,200,000	—
ITRAXX.EUR.35, 06/20/26	BCL	Put	75.00	07/21/21	EUR	1,500,000	—
ITRAXX.EUR.35, 06/20/26	BCL	Put	75.00	08/18/21	EUR	2,500,000	(1)
ITRAXX.EUR.35, 06/20/26	BCL	Put	85.00	08/18/21	EUR	2,200,000	—
ITRAXX.EUR.35, 06/20/26	BCL	Put	80.00	08/18/21	EUR	2,200,000	—
ITRAXX.EUR.35, 06/20/26	BCL	Put	70.00	08/18/21	EUR	10,800,000	(3)
ITRAXX.EUR.35, 06/20/26	BCL	Put	85.00	10/20/21	EUR	2,200,000	(1)
ITRAXX.EUR.35, 06/20/26	BOA	Put	75.00	07/21/21	EUR	2,300,000	—
ITRAXX.EUR.35, 06/20/26	BPC	Put	82.50	08/18/21	EUR	2,100,000	(1)
ITRAXX.EUR.35, 06/20/26	DUB	Put	80.00	08/18/21	EUR	2,400,000	(1)
ITRAXX.EUR.35, 06/20/26	DUB	Put	85.00	08/18/21	EUR	2,300,000	(1)
ITRAXX.EUR.35, 06/20/26	DUB	Put	80.00	09/15/21	EUR	100,000	—
							(22)
Inflation - Capped/Floor Options
US Urban Consumers Price Index	JPM	Call	4.00	04/22/24		194	—
US Urban Consumers Price Index	JPM	Call	4.00	05/16/24		17	—
							—
Interest Rate Swaptions
3M LIBOR, 08/26/26	MSC	Call	55.00	08/24/21		135,200,000	(14)
3M LIBOR, 10/01/31	DUB	Put	230.00	09/29/21		15,000,000	(10)
3M LIBOR, 10/01/31	JPM	Put	230.00	09/29/21		200,000	—
3M LIBOR, 10/01/31	MSC	Put	230.00	09/29/21		20,600,000	(13)
6M EURIBOR, 11/08/32	BNP	Put	0.00	11/04/22	EUR	39,900,000	(1,819)
6M EURIBOR, 11/04/32	MSC	Put	0.00	11/02/22	EUR	13,700,000	(603)
							(2,459)
Options on Securities
Federal National Mortgage Association, Inc., 2.00%, 09/15/51	JPM	Call	101.31	09/07/21		500,000	(2)
Federal National Mortgage Association, Inc., 2.50%, 07/15/51	JPM	Call	104.05	07/07/21		300,000	—
Federal National Mortgage Association, Inc., 2.50%, 07/15/51	JPM	Put	102.05	07/07/21		300,000	—
Federal National Mortgage Association, Inc., 3.00%, 08/15/51	JPM	Put	104.14	08/05/21		600,000	(1)
Federal National Mortgage Association, Inc., 3.00%, 09/15/48	JPM	Put	103.98	09/07/21		600,000	(1)
Federal National Mortgage Association, Inc., 3.00%, 09/15/48	JPM	Put	103.70	09/07/21		600,000	(1)
Government National Mortgage Association, 2.50%, 08/15/51	JPM	Put	102.30	08/12/21		1,600,000	(4)
Government National Mortgage Association, 2.50%, 08/15/51	JPM	Put	102.23	08/12/21		1,600,000	(3)
							(12)
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CNY/USD	BOA	09/15/21	USD	26,580	4,092	(43)
EUR/USD	JPM	07/02/21	USD	822	974	(8)
GBP/USD	JPM	07/02/21	USD	876	1,209	(5)
IDR/USD	JPM	09/15/21	USD	59,564,734	4,082	(50)
PEN/USD	CIT	07/13/21	USD	3,436	894	3
RUB/USD	BNP	07/22/21	USD	3,400	46	1
RUB/USD	CIT	08/20/21	USD	1,418	19	—
RUB/USD	CIT	09/20/21	USD	5,382	73	(1)
USD/AUD	BNP	07/02/21	AUD	(10,821)	(8,112)	297
USD/AUD	BOA	07/02/21	AUD	(3,767)	(2,824)	91
USD/CAD	JPM	07/02/21	CAD	(2,678)	(2,159)	64
USD/EUR	UBS	07/02/21	EUR	(100,120)	(118,612)	3,848
USD/GBP	JPM	07/02/21	GBP	(18,936)	(26,140)	704
USD/JPY	BNP	07/02/21	JPY	(95,600)	(860)	8
USD/JPY	CIT	07/02/21	JPY	(3,533,500)	(31,806)	428
USD/MXN	BNP	08/05/21	MXN	(13,287)	(664)	(41)
USD/NZD	MSC	07/02/21	NZD	(21,424)	(14,964)	595
USD/PEN	JPM	07/13/21	PEN	(3,436)	(894)	1
USD/PEN	CIT	07/19/21	PEN	(3,436)	(895)	(3)
USD/PEN	CIT	08/06/21	PEN	(6,549)	(1,707)	2
USD/PEN	BNP	10/29/21	PEN	(18,421)	(4,802)	74
					(203,050)	5,965

JNL/PIMCO Real Return Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INFLATION INDEXED BONDS
Treasury, United States Department of, 0.13%, 04/15/22 (S)	Fixed Rate 0.13% (S)	BNP	08/03/21	55,563	—	758

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,906,569	—	1,906,569
Non-U.S. Government Agency Asset-Backed Securities	—	164,150	—	164,150
Corporate Bonds And Notes	—	45,817	—	45,817
Preferred Stocks	763	—	—	763
Short Term Investments	—	11,699	—	11,699
	763	2,128,235	—	2,128,998
Liabilities - Securities
Government And Agency Obligations	—	(1,924)	—	(1,924)
	—	(1,924)	—	(1,924)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,869	—	—	1,869
Centrally Cleared Interest Rate Swap Agreements	—	4,095	—	4,095
Centrally Cleared Credit Default Swap Agreements	—	51	—	51
Exchange Traded Purchased Options	—	—	—	—
OTC Purchased Options	—	2,680	—	2,680
Open Forward Foreign Currency Contracts	—	6,116	—	6,116
OTC Total Return Swap Agreements	—	758	—	758
	1,869	13,700	—	15,569
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(5,750)	—	—	(5,750)
Centrally Cleared Interest Rate Swap Agreements	—	(7,307)	—	(7,307)
OTC Written Options	—	(2,493)	—	(2,493)
Open Forward Foreign Currency Contracts	—	(151)	—	(151)
	(5,750)	(9,951)	—	(15,701)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 89.7%
Information Technology 17.9%
Ahead Data Blue, LLC
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/18/27 (a)	2,439	2,442
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (a)	7,850	7,721
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (a)	950	959
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 12/06/27 (a)	4,080	4,066
Avaya, Inc.
2021 Term Loan B2, 4.07%, (1 Month USD LIBOR + 4.00%), 12/15/27 (a)	4,400	4,409
Banff Merger Sub Inc
2021 USD Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 10/01/25 (a)	4,416	4,389
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	2,744	2,710
Brave Parent Holdings, Inc.
1st Lien Term Loan, 4.09%, (3 Month USD LIBOR + 4.00%), 04/17/25 (a)	2,188	2,183
Castle US Holding Corporation
USD Term Loan B, 3.95%, (3 Month USD LIBOR + 3.75%), 02/28/27 (a)	2,721	2,685
CoreLogic, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 04/14/28 (a) (b)	7,994	7,966
DCert Buyer, Inc.
2019 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	5,388	5,390
Delta TopCo, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	2,750	2,755
Endure Digital Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 01/27/28 (a)	9,404	9,353
eResearch Technology, Inc.
2021 Incremental Term Loan, 0.00%, 02/04/27 (b)	2,850	2,861
Eta Australia Holdings III Pty Ltd
Term Loan, 4.09%, (3 Month USD LIBOR + 4.00%), 03/08/26 (a)	2,837	2,818
EVO Payments International LLC
2018 1st Lien Term Loan, 3.35%, (3 Month USD LIBOR + 3.25%), 12/22/23 (a)	2,648	2,641
Global Tel*Link Corporation
2018 1st Lien Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 11/20/25 (a)	1,067	978
2018 2nd Lien Term Loan, 8.34%, (3 Month USD LIBOR + 8.25%), 11/29/26 (a)	1,000	845
GlobalLogic Holdings Inc.
2018 Add On 1st Lien Term Loan, 2.84%, (3 Month USD LIBOR + 2.75%), 07/27/25 (a)	3,104	3,089
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	2,095	2,098
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (a)	2,463	2,465
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	1,909	1,914
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 11/06/25 (a)	4,075	4,067
LogMeIn, Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 08/31/27 (a) (b)	2,004	2,000
Term Loan B, 4.83%, (1 Month USD LIBOR + 4.75%), 08/31/27 (a)	7,710	7,696
MA FinanceCo., LLC
USD Term Loan B3, 2.84%, (3 Month USD LIBOR + 2.75%), 04/19/24 (a)	537	530
McAfee, LLC
2018 USD Term Loan B, 3.85%, (3 Month USD LIBOR + 3.75%), 09/29/24 (a)	3,854	3,853
2021 USD 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 05/04/28 (a) (b)	7,255	7,248
MH Sub I, LLC
2017 1st Lien Term Loan, 3.59%, (3 Month USD LIBOR + 3.50%), 08/09/24 (a)	4,228	4,206
MLN US HoldCo LLC
2018 1st Lien Term Loan, 4.59%, (3 Month USD LIBOR + 4.50%), 07/13/25 (a)	3,923	3,583
NeuStar, Inc.
2018 Term Loan B4, 4.50%, (3 Month USD LIBOR + 3.50%), 08/08/24 (a)	3,329	3,242
Nielsen Consumer Inc.
2021 USD Term Loan B, 4.08%, (3 Month USD LIBOR + 4.00%), 02/05/28 (a)	2,813	2,815
OneDigital Borrower LLC
2020 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/29/27 (a)	2,070	2,076
Osmosis Debt Merger Sub, Inc.
2021 1st Lien Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 06/17/28 (a) (b)	253	253
2021 1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 06/17/28 (a) (b)	2,020	2,025
Peraton Corp.
Delayed Draw Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/01/28 (a) (b) (c)	3,493	3,502
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (a)	5,780	5,792
Presidio, Inc.
2020 Term Loan B, 3.60%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	49	49
2020 Term Loan B, 3.60%, (1 Month USD LIBOR + 3.50%), 12/19/26 (a)	278	276
2020 Term Loan B, 3.69%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	5,413	5,401
Priority Payment Systems Holdings, LLC
2021 Term Loan, 5.93%, (3 Month USD LIBOR + 5.75%), 04/21/27 (a)	2,453	2,407
2021 Term Loan, 6.75%, (3 Month USD LIBOR + 5.75%), 04/21/27 (a)	6	6
Proofpoint, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 06/09/28 (a) (b)	3,085	3,067
Rackspace Technology Global, Inc.
2021 Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 02/02/28 (a)	4,191	4,166
RealPage, Inc
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/18/28 (a)	5,791	5,771
Redstone Buyer LLC
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 12/31/24 (a)	3,421	3,410
2021 2nd Lien Term Loan, 8.50%, (3 Month USD LIBOR + 7.75%), 04/16/29 (a)	890	873
Redstone Holdco 2 LP
2021 2nd Lien Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 7.75%), 04/16/29 (a) (b)	510	500
Rocket Software, Inc.
2018 Term Loan , 0.00%, (3 Month USD LIBOR + 4.25%), 11/20/25 (a) (b)	1,000	980
2018 Term Loan , 4.34%, (3 Month USD LIBOR + 4.25%), 11/20/25 (a)	2,791	2,735
2021 USD Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 11/28/25 (a) (b)	1,000	982
Seattle Spinco, Inc.
USD Term Loan B3, 2.84%, (3 Month USD LIBOR + 2.75%), 04/19/24 (a)	3,626	3,580
Sirius Computer Solutions, Inc.
2020 Term Loan, 3.59%, (3 Month USD LIBOR + 3.50%), 07/01/26 (a)	3,744	3,732

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	5,721	5,722
SurveyMonkey Inc.
2018 Term Loan B, 3.84%, (3 Month USD LIBOR + 3.75%), 10/10/25 (a)	2,015	1,996
Syncsort Incorporated
2021 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 03/19/28 (a) (b)	1,000	998
2021 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 03/19/28 (a)	5,057	5,047
Tech Data Corporation
ABL Term Loan, 3.59%, (3 Month USD LIBOR + 3.50%), 06/30/25 (a)	5,782	5,787
ABL FILO Term Loan, 5.59%, (3 Month USD LIBOR + 5.50%), 06/30/25 (a)	1,405	1,409
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (a)	5,433	5,439
TriTech Software Systems
2018 1st Lien Term Loan, 3.95%, (3 Month USD LIBOR + 3.75%), 08/15/25 (a)	2,735	2,548
Ultra Clean Holdings, Inc
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 08/27/25 (a) (b)	2	2
2021 Term Loan B, 3.84%, (3 Month USD LIBOR + 3.75%), 08/27/25 (a)	2,623	2,625
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.15%, (3 Month USD LIBOR + 4.00%), 08/09/25 (a)	7,263	7,132
Virtusa Corporation
Term Loan B, 5.00%, (1 Month USD LIBOR + 4.25%), 12/09/27 (a)	2,743	2,751
Xperi Corporation
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 06/01/25 (a) (b)	5,377	5,362
		214,378
Consumer Discretionary 13.9%
Aristocrat Leisure Limited
2020 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/19/24 (a)	3,312	3,314
At Home Group, Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (a) (b)	6,000	6,000
Callaway Golf Company
Term Loan B, 4.59%, (3 Month USD LIBOR + 4.50%), 12/31/25 (a)	2,777	2,792
Carnival Corporation
USD Term Loan B, 8.50%, (3 Month USD LIBOR + 7.50%), 06/29/25 (a)	7,000	7,160
Core & Main LP
2017 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 07/19/24 (a)	3,456	3,451
Creative Artists Agency, LLC
2019 Term Loan B, 3.84%, (3 Month USD LIBOR + 3.75%), 11/19/26 (a)	2,866	2,854
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a)	4,176	4,150
Empire Today, LLC
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 5.00%), 04/01/28 (a)	4,875	4,873
Evergreen Acqco 1 LP
2021 USD Term Loan, 6.50%, (3 Month USD LIBOR + 5.75%), 04/21/28 (a)	3,117	3,142
Fitness International, LLC
2018 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 04/13/25 (a)	2,447	2,326
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/24/26 (a)	2,852	2,864
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (a)	4,846	4,807
Great Outdoors Group, LLC
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/26/28 (a)	5,951	5,966
Hoya Midco, LLC
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 06/21/24 - 06/27/24 (a)	3,124	3,102
Hunter Fan Company
2021 Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 04/08/28 (a)	4,875	4,877
Inmar Holdings, Inc.
2017 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 04/25/24 (a)	2,854	2,849
International Textile Group, Inc
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 04/19/24 (a) (b)	2,000	1,923
International Textile Group, Inc.
1st Lien Term Loan, 5.26%, (3 Month USD LIBOR + 5.00%), 04/19/24 (a)	1,257	1,209
IRB Holding Corp
2020 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 02/05/25 (a)	5,424	5,411
J&J Ventures Gaming, LLC
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 04/07/28 (a)	3,638	3,647
Jo-Ann Stores, Inc.
2016 Term Loan, 6.00%, (1 Month USD LIBOR + 5.00%), 09/29/23 (a)	3,705	3,700
Kestrel Bidco Inc.
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 07/31/26 (a)	1,088	1,066
Les Schwab Tire Centers
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/26/27 (a)	2,793	2,790
Life Time Fitness Inc
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 12/31/24 (a)	5,110	5,123
Lifetime Brands, Inc.
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 03/13/25 (a)	2,241	2,238
Michaels Companies, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/08/28 (a)	4,874	4,892
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	2,293	2,447
New Constellis Borrower LLC
2020 Term Loan, 8.50%, (3 Month USD LIBOR + 7.50%), 03/27/24 (a)	468	462
2020 2nd Lien PIK Term Loan, 12.00%, (3 Month USD LIBOR + 11.00%), 03/27/25 (a) (c)	328	269
PetSmart, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/31/24 (a)	2,916	2,917
Playa Resorts Holding B.V.
2017 Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 04/07/24 (a)	2,655	2,549
Proampac PG Borrower LLC
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 11/03/25 (a)	4,043	4,036
ProQuest LLC
2019 Term Loan, 3.34%, (3 Month USD LIBOR + 3.25%), 10/16/26 (a)	2,419	2,417
Rent-A-Center, Inc.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 02/04/28 (a)	4,253	4,253
Rodan & Fields, LLC
2018 Term Loan B, 4.07%, (3 Month USD LIBOR + 4.00%), 06/07/25 (a)	1,751	1,389
Samsonite International SA
2020 Incremental Term Loan B2, 0.00%, (3 Month USD LIBOR + 4.50%), 04/25/25 (a) (b)	2,606	2,602
Serta Simmons Bedding, LLC
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/21/23 (a)	4,584	3,083
SIWF Holdings Inc.
1st Lien Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 05/25/25 (a)	3,373	3,373
Spin Holdco Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 02/26/28 (a) (b)	1,000	1,000

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 02/26/28 (a)	5,913	5,914
Staples, Inc.
7 Year Term Loan, 5.18%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	8,758	8,523
Tamko Building Products, LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a) (b)	—	—
TGP Holdings III LLC
2021 Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 4.50%), 06/24/28 (a) (b)	160	161
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.50%), 06/24/28 (a) (b)	1,636	1,638
The Enterprise Development Authority
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (a)	2,806	2,813
Trader Corporation
2017 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 09/28/23 (a)	2,610	2,597
Truck Hero, Inc.
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 01/20/28 (a)	1,378	1,377
TruGreen Limited Partnership
2020 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 03/19/26 (a)	1,843	1,849
UFC Holdings, LLC
2021 Term Loan B, 3.75%, (6 Month USD LIBOR + 3.00%), 04/29/26 (a)	6,307	6,296
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.25%), 08/19/23 (a)	2,932	2,922
Wilsonart LLC
2021 Term Loan E, 0.00%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a) (b)	3	3
2021 Term Loan E, 4.50%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	5,068	5,065
		166,481
Industrials 13.5%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a)	5,749	5,989
Aegion Corporation
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/31/28 (a)	1,086	1,096
AI Mistral Holdco Limited
2017 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 01/26/24 (a)	1,683	1,509
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	4,303	4,307
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 05/04/28 (a)	6,726	6,743
American Airlines, Inc.
Repriced TL B due 2023, 0.00%, (3 Month USD LIBOR + 2.00%), 04/28/23 (a) (b)	3,000	2,924
Repriced TL B due 2023, 2.10%, (1 Month USD LIBOR + 2.00%), 04/28/23 (a)	1,876	1,828
American Trailer World Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/17/28 (a)	4,750	4,741
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	1,239	1,218
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	321	316
Camelot U.S. Acquisition 1 Co.
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 10/31/26 (a) (b)	7	7
CNT Holdings I Corp
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/16/27 (a)	4,400	4,400
CP Atlas Buyer, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 11/23/27 (a)	7,053	7,031
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	7,428	7,450
2021 Delayed Draw Term Loan , 0.50%, (3 Month USD LIBOR + 3.75%), 03/04/26 (a)	53	53
2021 Delayed Draw Term Loan , 4.50%, (1 Month USD LIBOR + 3.75%), 03/04/26 (a)	1,130	1,133
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	422	411
2020 Term Loan B1, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	786	765
Electrical Components International, Inc.
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 06/22/25 (a) (b)	2,250	2,216
2018 1st Lien Term Loan, 4.37%, (3 Month USD LIBOR + 4.25%), 06/22/25 (a)	2,864	2,822
Element Materials Technology Group US Holdings Inc.
2017 USD Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 06/28/24 (a) (c)	2,849	2,820
Encapsys, LLC
2020 Term Loan B2, 4.25%, (3 Month USD LIBOR + 3.25%), 11/07/24 (a)	3,206	3,201
Engineered Machinery Holdings, Inc.
USD 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 07/25/24 (a)	3,406	3,400
Hertz Corporation, (The)
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (a) (b)	3,316	3,312
2021 Term Loan C, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (a) (b)	625	624
IBC Capital Limited
2018 1st Lien Term Loan, 3.87%, (3 Month USD LIBOR + 3.75%), 09/11/23 (a)	3,561	3,526
Infinite Bidco LLC
1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 02/25/28 (a)	4,399	4,393
Kenan Advantage Group, Inc.
2021 Term Loan B1, 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/24 (a) (b)	6	6
2021 Term Loan B1, 4.50%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	4,501	4,503
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 08/15/25 (a) (b)	2,000	1,971
2021 Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 4.75%), 07/24/26 (a) (b)	375	374
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 07/24/26 (a) (b)	625	623
Madison IAQ LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 06/15/28 (a) (b)	652	652
MBCC GROUP
2021 USD Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	371	372
Navistar International Corporation
2017 1st Lien Term Loan B, 3.59%, (3 Month USD LIBOR + 3.50%), 11/01/24 (a)	4,015	4,015
Osmose Utilities Services, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 06/18/28 (a) (b)	712	708
Pelican Products, Inc.
2018 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/18/25 (a)	3,713	3,680
2018 2nd Lien Term Loan, 0.00%, (3 Month USD LIBOR + 7.75%), 05/01/26 (a) (b)	130	128
PODS, LLC
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.00%), 03/17/28 (a)	6,068	6,052
Polaris Newco LLC
USD Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 06/03/28 (a) (b)	7,000	7,017
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 4.00%), 06/03/28 (a)	1,708	1,713
Protective Industrial Products, Inc
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 12/29/27 (a) (b)	575	575
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 12/29/27 (a)	5,056	5,056

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 02/05/23 (a)	2,152	2,146
Robertshaw US Holding Corp
2018 2nd Lien Term Loan, 9.00%, (3 Month USD LIBOR + 8.00%), 02/14/26 (a)	373	321
Service Logic Acquisition, Inc
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 10/23/27 (a)	3,293	3,301
Spectrum Holdings III Corp.
1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 01/26/25 (a)	2,207	2,112
The Hillman Group, Inc.
2018 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 05/16/25 (a)	3,494	3,486
2021 Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 2.75%), 02/24/28 (a) (b)	729	727
2021 Term Loan B1, 0.00%, (3 Month USD LIBOR + 2.75%), 02/24/28 (a) (b)	3,591	3,580
Titan Acquisition Limited
2018 Term Loan B, 3.27%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	5,717	5,613
Uber Technologies, Inc.
2021 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 02/16/27 (a)	1,990	1,988
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (a)	7,081	7,168
USIC Holdings, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 05/06/28 (a)	2,851	2,844
VC GB Holdings, Inc.
2017 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 02/28/24 (a)	2,642	2,639
Ventia Deco LLC
2016 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 05/21/22 (a)	3,236	3,240
Watlow Electric Manufacturing Company
Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 03/18/28 (a)	2,813	2,818
West Corp.
2017 EUR Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 10/03/24 (a) (b)	4,000	3,910
		161,573
Health Care 12.7%
Accelerated Health Systems, LLC
Term Loan B, 3.59%, (3 Month USD LIBOR + 3.50%), 11/02/25 (a)	3,059	3,046
ADMI Corp.
2021 Incremental Term Loan B3, 0.00%, (3 Month USD LIBOR + 3.75%), 12/23/27 (a) (b)	6,000	5,989
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	3,545	3,490
Aldevron, L.L.C.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 10/12/26 (a)	4,483	4,482
Alliance Healthcare Services, Inc.
2017 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.50%), 10/20/23 (a)	4,133	4,081
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 08/15/24 (a)	2,830	2,825
Amneal Pharmaceuticals LLC
2018 Term Loan B, 3.62%, (3 Month USD LIBOR + 3.50%), 03/26/25 (a)	4,922	4,823
ASP Navigate Acquisition Corp
Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 09/30/27 (a) (c)	5,839	5,847
Athenahealth, Inc.
2021 Term Loan B1, 4.41%, (3 Month USD LIBOR + 4.25%), 02/11/26 (a)	3,544	3,552
ATI Holdings Acquisition, Inc.
2016 Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 05/10/23 (a)	2,446	2,444
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 3.84%, (3 Month USD LIBOR + 3.75%), 07/23/25 (a)	3,155	3,118
CCRR Parent, Inc
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 03/06/28 (a)	2,875	2,889
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	642	641
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	4,154	4,148
CHG Healthcare Services Inc.
2017 1st Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 06/07/23 (a)	4,110	4,105
Da Vinci Purchaser Corp.
2019 Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 12/10/26 (a)	3,699	3,708
Endo Luxembourg Finance Company I S.a r.l.
2021 Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 12/31/24 (a)	9,219	8,882
Ensemble RCM, LLC
Term Loan, 3.94%, (3 Month USD LIBOR + 3.75%), 07/24/26 (a)	4,289	4,290
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.84%, (3 Month USD LIBOR + 3.75%), 09/27/25 (a)	3,151	2,690
ExamWorks Group, Inc.
2017 Term Loan, 4.25%, (1 Month USD LIBOR + 3.25%), 07/27/23 (a)	3,539	3,540
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	5,743	5,756
Global Medical Response, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 09/24/25 (a)	4,049	4,064
Kindred Healthcare LLC
2018 1st Lien Term Loan, 4.62%, (1 Month USD LIBOR + 4.50%), 06/21/25 (a)	2,730	2,723
Kodiak Building Partners Inc.
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (a)	2,868	2,862
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/07/23 (a)	4,212	4,200
National Mentor Holdings, Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 02/18/28 (a) (b)	306	306
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 02/18/28 (a)	5,026	5,032
2021 Term Loan C, 4.50%, (3 Month USD LIBOR + 3.75%), 02/18/28 (a)	168	168
One Call Corporation
2021 Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 04/08/27 (a)	2,954	2,984
Phoenix Guarantor Inc
2021 Term Loan B3, 3.57%, (3 Month USD LIBOR + 3.50%), 03/05/26 (a)	1,895	1,883
Phoenix Guarantor Inc.
2020 Term Loan B, 3.34%, (3 Month USD LIBOR + 3.25%), 03/05/26 (a)	4,133	4,097
Pluto Acquisition I, Inc.
2021 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 06/20/26 (a) (b)	520	520
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.32%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	1,954	1,952
2018 1st Lien Term Loan B, 4.35%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	1,675	1,674
RadNet, Inc.
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 04/15/28 (a)	4,014	4,012
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 11/09/25 (a)	4,796	4,782
Surgery Center Holdings, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 08/31/26 (a)	3,131	3,142

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (a)	3,542	3,431
Tivity Health, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 06/23/28 (a) (b)	1,515	1,515
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 06/16/24 (a)	3,230	3,207
U.S. Renal Care, Inc.
2019 Term Loan B, 5.12%, (3 Month USD LIBOR + 5.00%), 06/11/26 (a)	4,317	4,333
Upstream Newco, Inc.
2019 Term Loan, 4.59%, (1 Month USD LIBOR + 4.50%), 10/21/26 (a)	1,876	1,878
US Radiology Specialists, Inc.
2020 Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 12/10/27 (a)	1,155	1,161
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 5.59%, (3 Month USD LIBOR + 5.50%), 09/25/25 (a)	3,432	3,387
Zelis Healthcare Corporation
2021 Term Loan, 3.59%, (3 Month USD LIBOR + 3.50%), 09/30/26 (a)	4,370	4,355
		152,014
Financials 9.8%
Acrisure, LLC
2020 Term Loan B, 3.70%, (3 Month USD LIBOR + 3.50%), 01/30/27 (a)	4,076	4,028
Advisor Group, Inc.
2021 Term Loan, 4.59%, (1 Month USD LIBOR + 4.50%), 07/31/26 (a)	6,535	6,545
AqGen Island Holdings, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 05/20/28 (a) (b)	4,744	4,729
Aretec Group, Inc.
2018 Term Loan , 4.34%, (3 Month USD LIBOR + 4.25%), 08/15/25 (a)	7,185	7,156
AssuredPartners, Inc.
2020 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	3,808	3,786
Atlas CC Acquisition Corp
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 04/29/28 (a) (b)	1,662	1,666
Term Loan C, 0.00%, (3 Month USD LIBOR + 4.25%), 04/29/28 (a) (b)	338	339
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/29/28 (a)	4,022	4,032
Term Loan C, 6.00%, (3 Month USD LIBOR + 4.25%), 04/29/28 (a)	818	820
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 09/20/24 (a)	7,239	7,100
Blackstone CQP Holdco LP
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/26/28 (a)	5,760	5,734
CPC Acquisition Corp
Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 01/14/28 (a)	7,788	7,765
Crown Finance US, Inc.
2018 USD Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 02/05/25 (a)	2,500	2,198
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 03/05/27 (a)	1,423	1,428
Edelman Financial Center, LLC
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 03/15/28 (a)	4,132	4,135
Herens Holdco S.a r.l.
USD Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 04/29/28 (a) (b)	9,488	9,493
IG Investment Holdings, LLC
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 05/14/25 (a) (b)	2,000	2,002
2018 1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 05/14/25 (a)	1,385	1,387
INEOS Enterprises Holdings US Finco LLC
2020 USD Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 07/29/26 (a)	3,390	3,397
ION Trading Finance Limited
2021 USD Term Loan, 4.95%, (3 Month USD LIBOR + 4.75%), 03/26/28 (a)	5,560	5,577
Kestrel Bidco Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 07/31/26 (a) (b)	5,000	4,900
LSF11 Skyscraper Holdco S.a r.l.
2021 USD Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a) (b)	1,271	1,275
2021 USD Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	1,229	1,232
NAB Holdings LLC
2017 Repriced Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 01/15/25 (a)	1,792	1,792
Park River Holdings Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 01/20/28 (a)	2,925	2,907
Raptor Acquisition Corp.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 11/01/26 (a) (b)	5,045	5,051
Ryan Specialty Group, LLC
Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 07/23/27 (a)	2,851	2,848
SolarWinds Holdings, Inc.
2018 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 02/06/24 (a)	4,562	4,498
Tiger Acquisition, LLC
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 05/21/28 (a)	2,797	2,789
TKC Holdings, Inc.
2021 Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 05/03/28 (a)	6,833	6,701
		117,310
Materials 7.6%
Ball Metalpack, LLC
2018 1st Lien Term Loan B, 4.64%, (3 Month USD LIBOR + 4.50%), 07/25/25 (a)	4,248	4,213
Charter NEX US, Inc.
2020 Term Loan, 5.00%, (1 Month USD LIBOR + 4.25%), 11/20/27 (a)	2,860	2,864
Composite Resins Holding B.V.
2018 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 06/27/25 (a) (c)	3,196	3,205
Flex Acquisition Company, Inc.
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 02/24/28 (a)	9,387	9,342
Gemini HDPE LLC
2020 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 12/11/27 (a)	1,614	1,611
Hexion Inc.
USD Exit Term Loan, 3.70%, (3 Month USD LIBOR + 3.50%), 06/27/26 (a)	3,960	3,954
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.75%), 02/04/26 (a)	5,733	5,762
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 3.59%, (3 Month USD LIBOR + 3.50%), 08/15/25 (a)	3,705	3,652
Onex TSG Intermediate Corp.
2021 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/23/28 (a)	5,364	5,394
Perstorp Holding AB
USD Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 04/03/26 (a) (b)	2,000	1,957
USD Term Loan B, 4.95%, (3 Month USD LIBOR + 4.75%), 04/03/26 (a)	2,950	2,887
Plaze, Inc.
2019 Term Loan B, 3.59%, (3 Month USD LIBOR + 3.50%), 07/17/26 (a)	3,792	3,731
2020 Incremental Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 08/03/26 (a)	1,000	1,000
PMHC II, Inc.
2018 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/20/25 (a)	2,779	2,754

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
2018 2nd Lien Term Loan, 8.75%, (3 Month USD LIBOR + 7.75%), 03/20/26 (a)	250	243
Polar US Borrower, LLC
2018 1st Lien Term Loan, 4.83%, (3 Month USD LIBOR + 4.75%), 08/21/25 (a)	2,645	2,653
2018 1st Lien Term Loan, 4.83%, (1 Month USD LIBOR + 4.75%), 08/21/25 (a)	3,069	3,077
2018 1st Lien Term Loan, 4.86%, (3 Month USD LIBOR + 4.75%), 08/21/25 (a)	45	45
Polymer Additives, Inc.
2018 1st Lien Term Loan, 6.18%, (3 Month USD LIBOR + 6.00%), 07/25/25 (a)	1,749	1,662
Pretium PKG Holdings, Inc.
2020 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 10/30/27 (a)	2,030	2,033
Pro Mach Group, Inc.
2018 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 03/07/25 (a)	981	967
Third Amendment Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/07/25 (a)	471	471
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.13%, (3 Month USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	3,136	3,132
2018 1st Lien Term Loan, 4.09%, (3 Month USD LIBOR + 4.00%), 12/18/25 (a)	8	8
SOLMAX 6/21 TL
Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 12/30/24 (a) (b)	5,576	5,548
Tosca Services, LLC
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/27 (a)	2,891	2,888
TricorBraun Holdings, Inc.
2021 Delayed Draw Term Loan , 3.75%, (3 Month USD LIBOR + 3.25%), 01/29/28 (a)	35	35
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 01/29/28 (a)	4,669	4,632
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3 Month USD LIBOR + 3.00%), 10/05/24 (a)	4,489	4,466
Zep Inc.
2017 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 08/11/24 (a)	6,772	6,667
		90,853
Communication Services 7.4%
Altice Financing S.A.
2017 USD Term Loan B, 2.93%, (3 Month USD LIBOR + 2.75%), 07/31/25 (a)	2,515	2,470
USD 2017 1st Lien Term Loan, 2.95%, (3 Month USD LIBOR + 2.75%), 01/06/26 (a)	1,173	1,151
Altice France S.A.
USD Term Loan B12, 3.87%, (3 Month USD LIBOR + 3.69%), 01/31/26 (a)	3,446	3,414
2018 Term Loan B13, 4.15%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	4,935	4,921
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 03/20/26 (a) (b)	7,000	6,561
Cablevision Lightpath LLC
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/15/27 (a)	2,736	2,736
Cincinnati Bell, Inc.
2017 Term Loan, 4.25%, (1 Month USD LIBOR + 3.25%), 10/02/24 (a)	2,918	2,913
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a) (b)	4,000	3,902
Connect Finco Sarl
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/11/26 (a)	1,679	1,680
Consolidated Communications, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 09/15/27 (a)	1,020	1,021
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 10/02/27 (a) (b)	4,000	4,005
Diamond Sports Group, LLC
Term Loan, 3.35%, (1 Month USD LIBOR + 3.25%), 08/24/26 (a)	5,017	3,005
Frontier Communications Corp.
2021 DIP Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/08/27 (a)	2,027	2,027
GOGO Intermediate Holdings LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/21/28 (a)	7,483	7,465
iHeartCommunications, Inc.
2020 Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	490	485
iHeartMedia, Inc.
2020 Incremental Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 05/01/26 (a)	1,980	1,980
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (a)	491	494
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	3,268	3,314
Iridium Satellite LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 11/04/26 (a)	4,462	4,466
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 10/27/24 (a)	3,394	3,390
PUG LLC
USD Term Loan , 3.59%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	3,566	3,479
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (a)	4,373	4,374
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	2,944	2,755
Telesat Canada
Term Loan B5, 2.85%, (1 Month USD LIBOR + 2.75%), 11/22/26 (a)	2,825	2,649
Terrier Media Buyer, Inc.
2021 Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	4,290	4,266
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 03/15/26 (a)	3,841	3,845
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 05/06/28 (a) (b)	1,000	995
UPC Financing Partnership
2021 USD Term Loan AX, 0.00%, (3 Month USD LIBOR + 3.00%), 01/31/29 (a) (b)	2,600	2,582
Vestcom Parent Holdings, Inc.
2016 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 12/15/23 - 12/16/23 (a)	2,615	2,593
		88,938
Consumer Staples 3.7%
American Seafoods Group LLC
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 2.75%), 07/27/23 (a)	2,582	2,582
Dole Food Co. Inc.
2017 Term Loan B, 5.00%, (1 Month USD LIBOR + 2.75%), 03/22/24 (a)	18	18
Dole Food Company Inc.
2017 Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 03/22/24 (a)	2,614	2,611
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.78%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	4,271	4,242
Journey Personal Care Corp.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (a) (b)	1,500	1,503
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (a)	2,662	2,667
Portillo's Holdings, LLC
2019 1st Lien Term Loan B3, 6.50%, (3 Month USD LIBOR + 5.50%), 08/02/24 (a)	2,857	2,867
Post Holdings Inc.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 10/21/24 (a)	1,679	1,690
Shearer's Foods, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 09/15/27 (a)	5,745	5,747

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Sigma Bidco B.V.
2018 USD Term Loan B2, 3.26%, (3 Month USD LIBOR + 3.00%), 03/07/25 (a)	5,681	5,551
Sovos Brands Intermediate, Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 06/02/28 (a) (b)	3,000	3,011
2021 Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 06/02/28 (a)	2,013	2,021
Triton Water Holdings, Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (a)	4,288	4,282
Verscend Holding Corp.
2021 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	5,107	5,116
		43,908
Energy 2.4%
AL NGPL Holdings, LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 04/16/28 (a) (b)	1,000	1,006
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 04/16/28 (a)	2,103	2,116
EG America LLC
2018 USD Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a) (b)	1,500	1,488
2018 USD Term Loan, 4.20%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	5,247	5,204
EG Group Limited
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 03/11/26 (a) (b)	100	100
Lower Cadence Holdings LLC
Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 05/10/26 (a)	2,758	2,738
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 01/31/25 (a)	3,990	3,948
Medallion Midland Acquisition, LLC
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 10/31/24 (a) (b)	1,500	1,488
1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 10/31/24 (a)	2,736	2,715
Natgasoline LLC
Term Loan B, 3.62%, (3 Month USD LIBOR + 3.50%), 10/31/25 (a)	2,893	2,885
Traverse Midstream Partners LLC
2017 Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 09/22/24 (a)	5,674	5,692
		29,380
Utilities 0.8%
Helix Gen Funding, LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 03/02/24 (a)	6,003	5,826
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (a)	4,320	4,258
		10,084
Total Senior Floating Rate Instruments (cost $1,078,808)		1,074,919
CORPORATE BONDS AND NOTES 6.5%
Communication Services 1.5%
Audacy Capital Corp.
6.75%, 03/31/29 (d)	2,825	2,936
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (d)	2,910	3,048
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (d)	2,735	2,910
iHeartCommunications, Inc.
8.38%, 05/01/27	2,665	2,859
Telesat Canada
6.50%, 10/15/27 (d)	3,005	2,863
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (d)	2,650	2,862
		17,478
Financials 1.3%
Aretec Escrow Issuer Inc
7.50%, 04/01/29 (d)	1,717	1,772
Freedom Mortgage Corporation
7.63%, 05/01/26 (d)	2,720	2,829
Navient Corporation
6.75%, 06/15/26	1,250	1,395
NFP Corp.
6.88%, 08/15/28 (d)	2,790	2,948
SLM Corporation
5.63%, 08/01/33	1,800	1,736
USA Compression Finance Corp.
6.88%, 09/01/27	2,810	3,002
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (d)	1,580	1,722
		15,404
Energy 0.7%
Antero Midstream Partners LP
5.75%, 03/01/27 (d)	2,910	3,027
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (d)	2,840	2,963
Murphy Oil Corporation
5.88%, 12/01/27	2,900	3,025
		9,015
Materials 0.7%
CVR Partners, LP
6.13%, 06/15/28 (d)	1,204	1,234
FXI Holdings, Inc.
7.88%, 11/01/24 (d)	2,773	2,861
NOVA Chemicals Corporation
5.25%, 06/01/27 (d)	1,620	1,745
The Chemours Company
5.75%, 11/15/28 (d)	2,748	2,940
		8,780
Consumer Discretionary 0.7%
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (d)	2,960	2,965
PM General Purchaser LLC
9.50%, 10/01/28 (d)	2,000	2,107
Tenneco Inc.
5.00%, 07/15/26	3,000	2,985
		8,057
Consumer Staples 0.6%
Pilgrim's Pride Corporation
5.88%, 09/30/27 (d)	1,250	1,333
Sigma Holdco B.V.
7.88%, 05/15/26 (d)	2,850	2,895
Vector Group Ltd.
5.75%, 02/01/29 (d)	2,765	2,820
		7,048
Health Care 0.5%
Bausch Health Companies Inc.
6.25%, 02/15/29 (d)	3,318	3,281
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (d)	606	629
Organon Finance 1 LLC
5.13%, 04/30/31 (d)	632	651
Tenet Healthcare Corporation
6.13%, 10/01/28 (d)	1,575	1,676
		6,237
Information Technology 0.4%
ams AG
7.00%, 07/31/25 (d)	2,700	2,907
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (d)	1,785	1,793
		4,700
Industrials 0.1%
United Airlines Pass Through Trust
4.38%, 04/15/26 (d)	621	643
4.63%, 04/15/29 (d)	856	887
		1,530
Total Corporate Bonds And Notes (cost $77,352)		78,249
INVESTMENT COMPANIES 4.5%
iShares Broad USD High Yield Corporate Bond ETF	283	11,807

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
SPDR Blackstone/ GSO Senior Loan ETF	905	41,892
Total Investment Companies (cost $53,291)		53,699
COMMON STOCKS 0.2%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	112	297
iHeartMedia, Inc. - Class A (e)	48	1,288
		1,585
Financials 0.1%
AFGlobal Corporation (f) (g)	39	862
Freedom Group Inc. (c) (e)	57	—
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (e) (f)	21	52
Energy 0.0%
Vantage Drilling International (e)	1	1
Health Care 0.0%
Envigo RMS Holding Corp. (e) (f)	—	—
Total Common Stocks (cost $7,579)		2,500
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Dryden 38 Senior Loan Fund LLC
Series 2015-A2R-38A, 1.63%, (3 Month USD LIBOR + 1.45%), 07/15/30 (a)	875	875
Total Non-U.S. Government Agency Asset-Backed Securities (cost $867)		875
WARRANTS 0.0%
AFGlobal Corporation (c) (e)	5	2
Alliance Healthcare Services (e) (f)	—	—
Total Warrants (cost $0)		2
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (e) (f) (h)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 3.2%
Investment Companies 3.2%
JNL Government Money Market Fund - Institutional Class, 0.01% (i) (j)	37,837	37,837
Total Short Term Investments (cost $37,837)		37,837
Total Investments 104.2% (cost $1,255,734)		1,248,081
Other Assets and Liabilities, Net (4.2)%		(49,950)
Total Net Assets 100.0%		1,198,131

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  This senior floating rate interest will settle after June 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $63,247 and 5.3% of the Fund.

(e)  Non-income producing security.

(f)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(i)  Investment in affiliate.

(j)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/PPM America Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	862	0.1

JNL/PPM America Floating Rate Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
DG Investment Intermediate Holdings 2, Inc. - 2021 Delayed Draw Term Loan	373	1
National Mentor Holdings, Inc. - 2021 Delayed Draw Term Loan	247	1
OneDigital Borrower LLC - 2020 Term Loan	67	2
Priority Payment Systems Holdings, LLC - 2021 Delayed Draw Term Loan	2,377	(2)
Redstone Buyer LLC - 2021 Delayed Draw Term Loan	1,339	9
Service Logic Acquisition, Inc - Delayed Draw Term Loan	808	1
TricorBraun Holdings, Inc. - 2021 Delayed Draw Term Loan	1,015	(6)
	6,226	6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments[1]	—	1,074,934	—	1,074,934
Corporate Bonds And Notes	—	78,249	—	78,249
Investment Companies	53,699	—	—	53,699
Common Stocks	1,586	—	914	2,500
Non-U.S. Government Agency Asset-Backed Securities	—	875	—	875
Warrants	—	2	—	2
Other Equity Interests	—	—	—	—
Short Term Investments	37,837	—	—	37,837
	93,122	1,154,060	914	1,248,096
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(8)	—	(8)
	—	(8)	—	(8)

1 Unfunded commitments are not reflected in total investments in the Schedule if Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments table following Schedule of Investments.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 89.8%
Communication Services 16.7%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (a)	7,364	7,785
Altice Financing S.A.
5.00%, 01/15/28 (a)	2,343	2,306
Altice France Holding S.A.
5.13%, 01/15/29 (a)	424	426
5.13%, 07/15/29 (a)	6,177	6,248
Altice France S.A.
7.38%, 05/01/26 (a)	5,443	5,658
6.00%, 02/15/28 (a)	2,206	2,193
AMC Entertainment Holdings, Inc.
12.00%, 06/15/26 (a) (b)	2,610	2,672
Audacy Capital Corp.
6.75%, 03/31/29 (a)	8,065	8,382
CB Escrow Corp.
8.00%, 10/15/25 (a)	5,676	5,979
CCO Holdings, LLC
5.00%, 02/01/28 (a)	3,293	3,455
5.38%, 06/01/29 (a)	14,979	16,368
4.50%, 05/01/32	3,628	3,756
CenturyLink, Inc.
5.13%, 12/15/26 (a)	4,255	4,421
7.60%, 09/15/39	903	1,026
Clear Channel International B.V.
6.63%, 08/01/25 (a)	1,289	1,350
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	4,776	5,003
7.50%, 06/01/29 (a)	6,609	6,846
Connect Finco SARL
6.75%, 10/01/26 (a)	1,790	1,896
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	4,373	4,698
CSC Holdings, LLC
5.38%, 02/01/28 (a)	13,374	14,135
7.50%, 04/01/28 (a)	4,621	5,061
6.50%, 02/01/29 (a)	2,922	3,236
4.50%, 11/15/31 (a)	11,119	11,193
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a) (c)	9,806	10,260
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	2,349	1,522
6.63%, 08/15/27 (a)	3,848	1,887
DISH DBS Corporation
5.88%, 11/15/24	5,101	5,478
7.75%, 07/01/26	5,020	5,683
5.13%, 06/01/29 (a)	6,133	6,062
Embarq Corporation
8.00%, 06/01/36	3,682	4,174
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (a)	433	464
5.00%, 05/01/28 (a)	3,082	3,188
6.75%, 05/01/29 (a)	7,784	8,282
Hughes Satellite Systems Corporation
6.63%, 08/01/26	2,719	3,047
iHeartCommunications, Inc.
6.38%, 05/01/26	1,288	1,371
8.38%, 05/01/27	9,254	9,928
5.25%, 08/15/27 (a)	991	1,037
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (a)	4,160	4,301
Ion Trading Technologies S.à r.l.
5.75%, 05/15/28 (a)	4,686	4,868
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	7,184	7,741
5.13%, 07/15/29 (a)	4,646	4,800
Level 3 Financing, Inc.
4.63%, 09/15/27 (a)	3,867	4,012
4.25%, 07/01/28 (a)	3,674	3,728
3.63%, 01/15/29 (a)	4,731	4,571
Liberty Media Corporation
8.25%, 02/01/30	6,041	6,912
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (a)	9,319	9,831
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	2,881	2,932
6.50%, 05/15/27 (a)	1,159	1,286
3.75%, 01/15/28 (a)	1,348	1,355
Lumen Technologies Inc.
5.38%, 06/15/29 (a)	2,672	2,716
MDC Partners Inc.
7.50%, 05/01/24 (a) (d)	9,579	9,716
Netflix, Inc.
4.88%, 04/15/28	2,678	3,113
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	2,821	3,000
Radiate HoldCo, LLC
6.50%, 09/15/28 (a)	6,680	7,016
Sprint Corporation
7.13%, 06/15/24	14,000	16,180
6.88%, 11/15/28	1,622	2,081
SSL Robotics LLC
9.75%, 12/31/23 (a)	1,176	1,297
TEGNA Inc.
5.00%, 09/15/29	4,635	4,852
Telecom Italia SpA
6.00%, 09/30/34	4,354	5,034
Telesat Canada
5.63%, 12/06/26 (a)	1,007	1,010
6.50%, 10/15/27 (a)	6,716	6,399
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	7,771	8,392
T-Mobile USA, Inc.
3.38%, 04/15/29	4,669	4,828
Univision Communications Inc.
6.63%, 06/01/27 (a)	4,655	5,044
Virgin Media Finance PLC
5.00%, 07/15/30 (a)	1,275	1,285
		324,776
Consumer Discretionary 14.9%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a)	3,251	3,344
Beazer Homes USA, Inc.
5.88%, 10/15/27 (c)	3,923	4,121
Boyd Gaming Corporation
4.75%, 06/15/31 (a)	2,670	2,776
Carnival Corporation
11.50%, 04/01/23 (a)	6,670	7,531
7.63%, 03/01/26 (a)	3,941	4,294
5.75%, 03/01/27 (a)	4,418	4,647
Dana Corporation
5.38%, 11/15/27	1,341	1,427
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a)	6,951	7,735
Ford Motor Company
8.50%, 04/21/23	2,174	2,426
9.00%, 04/22/25	2,174	2,679
4.35%, 12/08/26	1,000	1,077
6.63%, 10/01/28	2,809	3,360
9.63%, 04/22/30	2,174	3,116
7.45%, 07/16/31	2,753	3,637
5.29%, 12/08/46	2,270	2,535
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (a)	6,231	6,670
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (a)	6,085	6,531
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (a)	6,201	6,331
4.88%, 07/01/31 (a)	2,645	2,640
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (b)	1,577	1,722
International Game Technology PLC
4.13%, 04/15/26 (a)	1,231	1,282
5.25%, 01/15/29 (a)	3,317	3,557

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
IRB Holding Corp.
6.75%, 02/15/26 (a)	3,813	3,949
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (a)	2,867	2,878
KB Home
4.80%, 11/15/29	3,767	4,082
L Brands, Inc.
7.50%, 06/15/29	4,053	4,773
6.63%, 10/01/30 (a)	4,275	4,945
6.88%, 11/01/35	4,284	5,430
Life Time, Inc.
5.75%, 01/15/26 (a)	4,726	4,897
8.00%, 04/15/26 (a)	1,245	1,332
Macy's, Inc.
8.38%, 06/15/25 (a)	6,782	7,467
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (a)	6,671	6,654
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (a)	1,723	1,832
6.50%, 09/15/26	3,700	3,850
4.50%, 06/15/29 (a)	2,019	2,047
Mattel, Inc.
5.88%, 12/15/27 (a)	3,639	3,968
MCE Finance Limited
5.38%, 12/04/29 (a)	915	965
Meritage Homes Corporation
3.88%, 04/15/29 (a)	3,507	3,629
MGM China Holdings Limited
4.75%, 02/01/27 (a)	5,283	5,410
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (a)	4,615	4,623
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	2,971	3,271
New Golden Nugget Inc.
6.75%, 10/15/24 (a)	3,182	3,205
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	4,505	4,809
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	4,317	4,706
PetSmart, Inc.
7.75%, 02/15/29 (a)	6,918	7,630
PM General Purchaser LLC
9.50%, 10/01/28 (a)	7,508	7,908
QVC, Inc.
5.45%, 08/15/34	6,155	6,419
Rent-A-Center, Inc.
6.38%, 02/15/29 (a)	2,783	2,983
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	4,333	4,943
9.13%, 06/15/23 (a)	2,600	2,854
4.25%, 07/01/26 (a)	3,835	3,830
5.50%, 04/01/28 (a)	2,477	2,599
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	1,781	1,839
8.25%, 03/15/26 (a)	8,147	8,749
7.00%, 05/15/28 (a)	1,000	1,092
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (a)	6,719	6,898
Staples, Inc.
7.50%, 04/15/26 (a)	4,035	4,181
10.75%, 04/15/27 (a)	6,611	6,743
Stena International S.A R.L.
6.13%, 02/01/25 (a)	6,053	6,286
Studio City Finance Limited
6.50%, 01/15/28 (a)	4,501	4,810
5.00%, 01/15/29 (a)	3,570	3,598
Tenneco Inc.
5.00%, 07/15/26 (c)	3,999	3,979
7.88%, 01/15/29 (a)	749	846
5.13%, 04/15/29 (a)	10,339	10,636
TKC Holdings, Inc.
10.50%, 05/15/29 (a)	4,650	5,034
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	6,270	6,352
Wyndham Destinations, Inc.
6.63%, 07/31/26 (a)	2,456	2,782
6.00%, 04/01/27 (d) (e)	640	707
4.63%, 03/01/30 (a)	2,913	3,007
		288,865
Energy 14.5%
Aethon United BR LP
8.25%, 02/15/26 (a)	8,115	8,789
Antero Midstream Partners LP
7.88%, 05/15/26 (a)	3,017	3,371
5.38%, 06/15/29 (a)	2,797	2,921
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	4,171	4,351
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	5,174	5,398
8.25%, 12/31/28 (a)	1,900	2,090
Baytex Energy Corp.
8.75%, 04/01/27 (a)	5,059	5,110
Bip-V Chinook
5.50%, 06/15/31 (a)	5,160	5,376
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	1,170	1,268
6.63%, 07/15/26 (a)	1,772	1,852
Buckeye Partners, L.P.
4.50%, 03/01/28 (a)	1,349	1,383
5.85%, 11/15/43	1,728	1,712
5.60%, 10/15/44	1,477	1,436
California Resources Corporation
7.13%, 02/01/26 (a)	4,675	4,926
Callon Petroleum Company
6.38%, 07/01/26	5,744	5,544
Cheniere Energy, Inc.
5.63%, 10/01/26	7,696	7,985
4.63%, 10/15/28 (a)	4,680	4,937
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	4,570	4,760
6.38%, 06/15/26 (a)	1,479	1,540
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	1,509	1,564
Continental Resources, Inc.
4.50%, 04/15/23	820	857
3.80%, 06/01/24	3,342	3,539
DT Midstream, Inc.
4.13%, 06/15/29 (a)	3,106	3,153
4.38%, 06/15/31 (a)	2,289	2,334
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	162	174
5.50%, 01/30/26 (a)	3,013	3,128
5.75%, 01/30/28 (a)	2,883	3,074
Energean Israel Finance Ltd
4.88%, 03/30/26 (f)	4,767	4,880
Energy Transfer LP
6.50%, (100, 08/15/26) (g)	2,890	2,947
6.75%, (100, 05/15/25) (g)	3,033	3,049
7.13%, (100, 05/15/30) (g)	2,228	2,300
EQM Midstream Partners, LP
4.13%, 12/01/26	4,823	4,938
6.50%, 07/01/27 (a)	2,452	2,734
4.75%, 01/15/31 (a)	4,760	4,905
6.50%, 07/15/48	2,782	2,984
EQT Corporation
3.90%, 10/01/27	2,588	2,773
5.00%, 01/15/29	1,102	1,229
8.50%, 02/01/30 (d) (e)	1,800	2,342
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (a)	4,482	4,763
Husky Energy Inc.
13.00%, 02/15/25 (a) (b)	8,017	8,696
ITT Holdings LLC
6.50%, 08/01/29 (a)	4,795	4,885
MEG Energy Corp.
6.50%, 01/15/25 (a)	2,778	2,873
7.13%, 02/01/27 (a)	3,364	3,590

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Murphy Oil Corporation
5.75%, 08/15/25	3,761	3,873
5.88%, 12/01/27	3,879	4,046
Nabors Industries Ltd
7.50%, 01/15/28 (a)	3,388	3,270
Newfield Exploration Co.
5.63%, 07/01/24	5,038	5,607
NuStar Logistics, L.P.
6.00%, 06/01/26	2,296	2,498
6.38%, 10/01/30	4,686	5,177
Occidental Petroleum Corporation
2.70%, 02/15/23	1,430	1,463
6.95%, 07/01/24	6,706	7,552
2.90%, 08/15/24	1,625	1,662
3.20%, 08/15/26	6,658	6,713
8.88%, 07/15/30	2,690	3,601
6.13%, 01/01/31	2,840	3,339
7.50%, 05/01/31	3,368	4,246
6.45%, 09/15/36	7,928	9,474
7.95%, 06/15/39	1,858	2,389
4.30%, 08/15/39	5,744	5,531
6.60%, 03/15/46	1,992	2,366
Ovintiv Exploration Inc.
5.38%, 01/01/26	2,774	3,128
PBF Holding Company LLC
9.25%, 05/15/25 (a)	2,806	2,827
6.00%, 02/15/28	3,145	2,088
Precision Drilling Corporation
7.13%, 01/15/26 (a) (c)	2,879	2,968
6.88%, 01/15/29 (a)	2,055	2,124
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (a)	2,627	2,707
SM Energy Company
6.63%, 01/15/27 (c)	6,568	6,745
Southwestern Energy Company
7.50%, 04/01/26	3,652	3,865
7.75%, 10/01/27	3,076	3,338
8.38%, 09/15/28 (c)	3,143	3,552
Targa Resource Corporation
5.00%, 01/15/28	2,663	2,813
5.50%, 03/01/30	8,019	8,815
4.88%, 02/01/31 (a)	925	1,001
4.00%, 01/15/32 (a)	2,548	2,622
Transocean Inc
11.50%, 01/30/27 (a)	2,413	2,579
Transocean Proteus Limited
6.25%, 12/01/24 (a)	4,423	4,465
Viper Energy Partners LP
5.38%, 11/01/27 (a)	1,675	1,753
White Star Petroleum, LLC
0.00%, 09/15/22 (a) (h) (i) (j)	5,000	—
		282,657
Industrials 10.9%
Aircastle Limited
5.25%, 08/11/25 (a)	1,810	2,034
4.25%, 06/15/26	6,976	7,577
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	5,128	5,437
9.75%, 07/15/27 (a)	3,175	3,497
4.63%, 06/01/28 (a)	2,333	2,343
6.00%, 06/01/29 (a)	2,508	2,541
American Airlines, Inc.
11.75%, 07/15/25 (a)	3,780	4,743
5.50%, 04/20/26 (a)	1,850	1,964
5.75%, 04/20/29 (a)	4,761	5,149
Bombardier Inc.
7.50%, 03/15/25 (a) (c)	2,978	3,067
7.13%, 06/15/26 (a)	3,009	3,150
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	1,628	1,748
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)	4,965	5,084
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a)	7,644	7,921
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	5,641	6,594
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	3,258	3,383
5.50%, 05/01/28 (a)	6,621	6,897
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	4,950	5,706
General Electric Company
3.45%, (3 Month USD LIBOR + 3.33%), (100, 09/15/21) (g) (k)	2,070	2,029
GFL Environmental Inc.
4.00%, 08/01/28 (a) (c)	2,988	2,953
3.50%, 09/01/28 (a)	3,186	3,186
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	2,768	2,983
Howmet Aerospace Inc.
6.88%, 05/01/25	3,636	4,231
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	4,955	5,169
Madison IAQ LLC
5.88%, 06/30/29 (a)	1,202	1,223
Masonite International Corporation
5.38%, 02/01/28 (a)	2,435	2,591
Navistar International Corporation
6.63%, 11/01/25 (a)	4,567	4,718
Pitney Bowes Inc.
6.88%, 03/15/27 (a)	10,363	10,941
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (a)	2,980	3,296
3.38%, 08/31/27 (a)	1,858	1,802
6.25%, 01/15/28 (a)	6,169	6,574
Rolls-Royce Plc
5.75%, 10/15/27 (a)	7,890	8,659
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	1,393	1,550
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	2,829	3,206
Summit Materials, LLC
5.25%, 01/15/29 (a)	4,460	4,726
Tempo Acquisition, LLC
6.75%, 06/01/25 (a)	3,986	4,053
Terex Corporation
5.00%, 05/15/29 (a)	6,150	6,404
TransDigm Inc.
8.00%, 12/15/25 (a)	1,157	1,250
6.25%, 03/15/26 (a)	9,550	10,073
5.50%, 11/15/27	2,675	2,789
Transdigm UK Holdings PLC
6.88%, 05/15/26	1,888	1,992
Triumph Group, Inc.
8.88%, 06/01/24 (a)	1,568	1,752
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	7,690	8,419
United Airlines Pass Through Trust
4.38%, 04/15/26 (a)	1,269	1,314
4.63%, 04/15/29 (a)	4,595	4,759
United Rentals (North America), Inc.
3.88%, 11/15/27	3,064	3,221
Univar Solutions USA Inc.
5.13%, 12/01/27 (a)	1,337	1,405
Vertical Holdco GmbH
7.63%, 07/15/28 (a)	4,361	4,728
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (a)	4,395	4,630
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	6,122	6,568
		212,029
Financials 10.0%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	6,411	7,112
Aretec Escrow Issuer Inc
7.50%, 04/01/29 (a)	6,318	6,522
Citigroup Inc.
5.00%, (100, 09/12/24) (g)	5,806	6,086

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Credit Suisse Group AG
5.25%, (100, 02/11/27) (a) (g)	3,695	3,908
6.25%, (100, 12/18/24) (a) (g) (l)	4,007	4,388
EG Global Finance PLC
6.75%, 02/07/25 (a)	6,009	6,152
8.50%, 10/30/25 (a)	4,993	5,276
FirstCash, Inc.
4.63%, 09/01/28 (a)	4,179	4,369
Ford Motor Credit Company LLC
3.09%, 01/09/23	1,640	1,674
4.06%, 11/01/24	2,333	2,481
5.13%, 06/16/25	2,122	2,336
4.27%, 01/09/27	5,000	5,357
4.13%, 08/17/27	1,930	2,048
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	9,609	9,993
6.63%, 01/15/27 (a)	4,760	4,791
HUB International Limited
7.00%, 05/01/26 (a)	4,541	4,708
Icahn Enterprises L.P.
6.25%, 05/15/26	9,579	10,162
5.25%, 05/15/27	3,228	3,341
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (b)	1,263	1,297
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	3,574	3,707
Markel Corporation
6.00%, (100, 06/01/25) (g)	4,346	4,856
Navient Corporation
5.88%, 10/25/24	4,383	4,738
6.75%, 06/25/25 - 06/15/26	5,145	5,710
4.88%, 03/15/28	2,004	2,014
NFP Corp.
6.88%, 08/15/28 (a)	9,042	9,553
Nielsen Finance LLC
5.88%, 10/01/30 (a)	4,665	5,080
4.75%, 07/15/31 (a)	4,421	4,434
Nordic Aviation Capital
5.04%, 02/27/24 (b) (f) (j)	2,556	1,878
7.08%, 03/14/27 (b) (f) (j)	5,165	3,874
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (a)	3,268	3,149
Petershill II LP
5.00%, 07/15/39 (f) (j)	3,601	3,797
SLM Corporation
6.13%, 03/25/24	5,433	5,872
5.63%, 08/01/33	4,865	4,693
Springleaf Finance Corporation
8.88%, 06/01/25	1,716	1,902
7.13%, 03/15/26	3,325	3,874
6.63%, 01/15/28	1,555	1,790
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (a)	4,000	4,185
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	8,334	8,864
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (a)	8,365	9,116
Washington Mutual Bank, FA
0.00%, 06/15/11 (h) (i)	1,500	—
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	4,355	4,475
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	3,690	3,853
		193,415
Health Care 5.9%
AdaptHealth, LLC
6.13%, 08/01/28 (a)	1,539	1,639
4.63%, 08/01/29 (a)	1,788	1,812
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	8,458	8,667
8.50%, 01/31/27 (a)	5,649	6,140
7.00%, 01/15/28 (a)	1,559	1,610
4.88%, 06/01/28 (a)	1,266	1,295
6.25%, 02/15/29 (a)	4,609	4,558
Centene Corporation
5.38%, 08/15/26 (a)	2,195	2,299
4.25%, 12/15/27	3,214	3,391
4.63%, 12/15/29	2,368	2,606
3.38%, 02/15/30	1,185	1,239
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	4,349	4,545
Community Health Systems, Inc.
6.63%, 02/15/25 (a)	3,680	3,890
8.00%, 03/15/26 (a)	5,793	6,243
8.00%, 12/15/27 (a) (c)	2,481	2,759
6.00%, 01/15/29 (a)	738	790
6.88%, 04/15/29 (a)	3,735	3,922
6.13%, 04/01/30 (a)	2,449	2,486
Endo Designated Activity Company
9.50%, 07/31/27 (a) (c)	4,946	5,059
6.00%, 06/30/28 (a)	5,870	3,955
Endo Luxembourg Finance Company I S.à r.l.
6.13%, 04/01/29 (a)	2,492	2,443
HCA Inc.
5.38%, 02/01/25	3,341	3,768
IQVIA Inc.
5.00%, 05/15/27 (a)	4,764	4,988
Mednax, Inc.
6.25%, 01/15/27 (a)	4,320	4,574
Organon Finance 1 LLC
5.13%, 04/30/31 (a)	1,429	1,472
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	1,187	1,274
7.25%, 02/01/28 (a)	931	1,018
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	4,174	4,269
Syneos Health, Inc.
3.63%, 01/15/29 (a)	1,680	1,662
Tenet Healthcare Corporation
7.50%, 04/01/25 (a)	4,114	4,438
4.88%, 01/01/26 (a)	6,241	6,465
5.13%, 11/01/27 (a)	3,661	3,836
6.13%, 10/01/28 (a)	4,790	5,097
		114,209
Materials 5.7%
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a)	5,273	5,382
Cascades Inc.
5.38%, 01/15/28 (a)	4,068	4,277
CVR Partners, LP
9.25%, 06/15/23 (a)	1,378	1,381
6.13%, 06/15/28 (a)	2,309	2,366
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	1,850	1,920
6.88%, 10/15/27 (a)	4,422	4,814
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (a)	3,180	3,240
7.88%, 07/15/26 (a)	2,725	2,839
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (a)	1,677	1,824
Freeport-McMoRan Inc.
5.00%, 09/01/27	4,600	4,854
5.40%, 11/14/34	4,101	4,975
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	3,623	3,738
Hexion Inc.
7.88%, 07/15/27 (a)	4,797	5,174
Hudbay Minerals Inc.
4.50%, 04/01/26 (a)	1,952	1,961
6.13%, 04/01/29 (a)	11,303	12,042
Mercer International Inc.
5.50%, 01/15/26	1,043	1,072
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	4,154	4,391
5.25%, 06/01/27 (a)	9,952	10,720
4.25%, 05/15/29 (a)	3,023	3,056
Rayonier Advanced Materials Inc.
5.50%, 06/01/24 (a) (c)	2,955	2,833

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
7.63%, 01/15/26 (a)	6,263	6,530
The Chemours Company
5.75%, 11/15/28 (a)	9,142	9,782
United States Steel Corporation
6.25%, 03/15/26 (c)	980	1,009
6.88%, 03/01/29	9,640	10,325
		110,505
Consumer Staples 5.7%
Atlas LuxCo 4 S.à r.l.
4.63%, 06/01/28 (a)	310	311
Avis Budget Car Rental, LLC
5.38%, 03/01/29 (a)	4,653	4,845
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	1,626	1,725
JBS Finance Luxembourg S.à r.l.
3.63%, 01/15/32 (a)	4,876	4,868
JBS USA Food Company
6.50%, 04/15/29 (a)	2,362	2,663
Kraft Heinz Foods Company
3.88%, 05/15/27	3,280	3,604
4.25%, 03/01/31	1,036	1,179
4.63%, 10/01/39	7,910	9,221
4.88%, 10/01/49	6,006	7,279
Marb Bondco PLC
3.95%, 01/29/31 (a)	9,530	9,184
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	6,381	6,672
Pilgrim's Pride Corporation
5.88%, 09/30/27 (a)	3,734	3,982
4.25%, 04/15/31 (a)	6,510	6,748
Post Holdings, Inc.
5.63%, 01/15/28 (a)	3,430	3,644
4.63%, 04/15/30 (a)	2,855	2,906
Safeway Inc.
5.88%, 02/15/28 (a)	5,697	6,138
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (c)	9,036	9,178
Turning Point Brands, Inc.
5.63%, 02/15/26 (a)	3,621	3,740
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	6,908	7,430
Vector Group Ltd.
5.75%, 02/01/29 (a)	8,238	8,403
Verscend Holding Corp.
9.75%, 08/15/26 (a)	5,896	6,219
		109,939
Information Technology 3.3%
ams AG
7.00%, 07/31/25 (a)	12,746	13,722
Banff Merger Sub Inc.
9.75%, 09/01/26 (a)	6,963	7,340
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (a)	636	650
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	1,580	1,691
Clarivate Science Holdings Corporation
4.88%, 06/30/29 (a)	1,203	1,234
Commscope Finance LLC
6.00%, 03/01/26 (a)	3,794	4,006
8.25%, 03/01/27 (a)	3,378	3,613
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	686	701
Endure Digital, Inc.
6.00%, 02/15/29 (a)	6,760	6,693
Entegris, Inc.
4.38%, 04/15/28 (a)	2,838	2,963
LogMeIn, Inc.
5.50%, 09/01/27 (a)	2,297	2,381
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (a) (c)	5,659	5,686
Open Text Corporation
3.88%, 02/15/28 (a)	4,156	4,223
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (a)	8,183	8,427
6.50%, 07/15/28 (a)	1,591	1,697
		65,027
Real Estate 1.6%
Cushman & Wakefield PLC
6.75%, 05/15/28 (a)	3,043	3,290
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	4,140	4,217
Service Properties Trust
5.25%, 02/15/26	11,258	11,396
Uniti Group Inc.
7.88%, 02/15/25 (a)	2,050	2,196
6.50%, 02/15/29 (a)	4,765	4,787
VICI Properties Inc.
4.25%, 12/01/26 (a)	1,995	2,074
3.75%, 02/15/27 (a)	2,221	2,268
4.63%, 12/01/29 (a)	598	636
		30,864
Utilities 0.6%
Calpine Corporation
4.50%, 02/15/28 (a)	3,551	3,621
5.13%, 03/15/28 (a)	1,963	1,996
3.75%, 03/01/31 (a)	6,874	6,548
		12,165
Total Corporate Bonds And Notes (cost $1,654,069)		1,744,451
SENIOR FLOATING RATE INSTRUMENTS 5.1%
Information Technology 1.5%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (k)	2,632	2,589
Banff Merger Sub Inc
2021 USD Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 10/01/25 (k)	2,838	2,821
CoreLogic, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 04/14/28 (k) (m)	2,766	2,756
LogMeIn, Inc.
Term Loan B, 4.83%, (1 Month USD LIBOR + 4.75%), 08/31/27 (k)	2,294	2,290
Peraton Corp.
Delayed Draw Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/01/28 (k) (m) (n)	1,190	1,193
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (k)	4,605	4,615
RealPage, Inc
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/18/28 (k)	4,960	4,943
Redstone Buyer LLC
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 12/31/24 (k)	3,306	3,295
2021 Delayed Draw Term Loan , 0.00%, 04/27/28 (m)	1,294	1,290
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.15%, (3 Month USD LIBOR + 4.00%), 08/09/25 (k)	2,543	2,497
		28,289
Consumer Discretionary 1.4%
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.59%, (1 Month USD LIBOR + 4.50%), 06/19/25 (k)	1,667	1,672
Great Outdoors Group, LLC
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/26/28 (k)	9,598	9,622
Life Time Fitness Inc
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 12/31/24 (k)	2,800	2,807
Michaels Companies, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/08/28 (k)	3,976	3,990
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (k)	1,660	1,772
Rent-A-Center, Inc.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 02/04/28 (k)	4,688	4,688

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
TGP Holdings III LLC
2021 Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 4.50%), 06/24/28 (k) (m)	168	169
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.50%), 06/24/28 (k) (m)	1,718	1,720
		26,440
Industrials 0.7%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (k)	3,167	3,299
Cimpress Public Limited Company
USD Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 04/29/28 (k)	1,490	1,484
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (k)	952	926
2020 Term Loan B1, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (k)	1,770	1,723
Hertz Corporation, (The)
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (k) (m)	3,976	3,971
2021 Term Loan C, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (k) (m)	749	748
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (k)	1,649	1,669
		13,820
Financials 0.7%
Acrisure, LLC
2020 Term Loan B, 3.70%, (3 Month USD LIBOR + 3.50%), 01/30/27 (k)	3,182	3,144
Advisor Group, Inc.
2021 Term Loan, 4.59%, (1 Month USD LIBOR + 4.50%), 07/31/26 (k)	2,871	2,875
Herens Holdco S.a r.l.
USD Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 04/29/28 (k) (m)	2,544	2,546
Raptor Acquisition Corp.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 11/01/26 (k) (m)	4,798	4,804
		13,369
Communication Services 0.3%
Consolidated Communications, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 09/15/27 (k)	1,341	1,342
GOGO Intermediate Holdings LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/21/28 (k)	4,591	4,579
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (k)	626	629
		6,550
Health Care 0.2%
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 08/15/24 (k)	2,812	2,807
Jazz Financing Lux S.a.r.l.
USD Term Loan , 4.00%, (1 Month USD LIBOR + 3.50%), 04/22/28 (k)	1,968	1,974
		4,781
Materials 0.2%
SOLMAX 6/21 TL
Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 12/30/24 (k) (m)	3,569	3,551
Energy 0.1%
Lower Cadence Holdings LLC
Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 05/10/26 (k)	2,559	2,540
Total Senior Floating Rate Instruments (cost $99,043)		99,340
INVESTMENT COMPANIES 1.0%
iShares Broad USD High Yield Corporate Bond ETF	445	18,565
Total Investment Companies (cost $18,294)		18,565
COMMON STOCKS 0.6%
Energy 0.3%
MPLX LP	87	2,582
Noble Finance Corp. (h)	166	4,104
Prairie Provident Resources Inc. (h)	224	13
Titan Energy LLC (h) (j)	75	3
Vantage Drilling International (h)	2	6
		6,708
Communication Services 0.3%
Clear Channel Outdoor Holdings, Inc. (h)	335	885
Dish Network Corporation - Class A (h)	11	468
iHeartMedia, Inc. - Class A (h)	141	3,792
		5,145
Materials 0.0%
Westrock Company, Inc.	—	5
Information Technology 0.0%
New Cotai LLC (h) (j)	—	—
Total Common Stocks (cost $14,877)		11,858
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Hawaiian Holdings, Inc.
Series 2013-B-1, 4.95%, 01/15/22	2,979	2,964
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,979)		2,964
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. (g) (h) (j) (o)	56,599	—
Quicksilver Resources Inc. (h) (j) (o)	11,401	—
Vantage Drilling International (c) (g) (h) (j) (o)	8,119	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 5.2%
Investment Companies 3.1%
JNL Government Money Market Fund - Institutional Class, 0.01% (p) (q)	60,586	60,586
Securities Lending Collateral 2.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (p) (q)	40,977	40,977
Total Short Term Investments (cost $101,563)		101,563
Total Investments 101.8% (cost $1,890,825)		1,978,741
Other Assets and Liabilities, Net (1.8)%		(35,492)
Total Net Assets 100.0%		1,943,249

(a)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $1,285,870 and 66.2% of the Fund.

(b)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(c)  All or a portion of the security was on loan as of June 30, 2021.

(d)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(e)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h)  Non-income producing security.

(i)  As of June 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l)  Convertible security.

(m)  This senior floating rate interest will settle after June 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p) Investment in affiliate.

(q)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

Summary of Investments by Country^	Total Long Term Investments
United States of America	79.7%
Canada	5.9
Netherlands	2.8
United Kingdom	2.2
Luxembourg	1.4
Panama	0.9
Cayman Islands	0.8
Liberia	0.8
Ireland	0.7
Austria	0.7
Bermuda	0.7
Switzerland	0.7
France	0.6
Germany	0.6
Virgin Islands (British)	0.4
Italy	0.3
Israel	0.3
Belgium	0.2
Jersey	0.2
Australia	0.1
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	4,787	4,880	0.2
Nordic Aviation Capital, 5.04%, 02/27/24	02/06/20	2,556	1,878	0.1
Nordic Aviation Capital, 7.08%, 03/14/27	10/01/19	5,165	3,874	0.2
Petershill II LP, 5.00%, 07/15/39	09/27/19	760	801	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	580	611	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	1,300	1,371	0.1
Petershill II LP, 5.00%, 07/15/39	09/27/19	961	1,014	0.1
		16,109	14,429	0.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,735,916	8,535	1,744,451
Senior Floating Rate Instruments	—	99,340	—	99,340
Investment Companies	18,565	—	—	18,565
Common Stocks	11,855	—	3	11,858
Non-U.S. Government Agency Asset-Backed Securities	—	2,964	—	2,964
Other Equity Interests	—	—	—	—
Short Term Investments	101,563	—	—	101,563
	131,983	1,838,220	8,538	1,978,741

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
CORPORATE BONDS AND NOTES 48.0%
Financials 15.0%
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	3,900	4,185
6.50%, 07/15/25	2,582	3,027
Ares Capital Corporation
2.88%, 06/15/28	3,865	3,920
Avolon Holdings Funding Limited
5.25%, 05/15/24 (a)	3,532	3,884
Bank of America Corporation
6.30%, (100, 03/10/26) (b)	1,420	1,639
4.00%, 01/22/25	1,097	1,203
4.25%, 10/22/26	6,460	7,291
3.56%, 04/23/27	4,100	4,489
1.73%, 07/22/27	10,809	10,898
3.25%, 10/21/27	671	728
3.59%, 07/21/28	6,289	6,923
4.27%, 07/23/29	10,515	12,077
2.68%, 06/19/41	2,180	2,122
Barclays PLC
3.56%, 09/23/35 (c)	9,921	10,339
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	3,662	3,651
BNP Paribas
2.59%, 08/12/35 (a) (c)	4,355	4,245
Citigroup Inc.
5.00%, (100, 09/12/24) (b)	2,697	2,827
4.45%, 09/29/27	2,105	2,403
3.89%, 01/10/28	1,525	1,697
3.52%, 10/27/28	3,638	3,986
Credit Suisse Group AG
5.25%, (100, 02/11/27) (a) (b)	5,496	5,813
7.50%, (100, 12/11/23) (a) (b) (c)	2,448	2,714
6.50%, 08/08/23 (a) (c)	5,986	6,622
4.21%, 06/12/24 (a)	2,515	2,677
3.87%, 01/12/29 (a) (c)	2,130	2,341
Danske Bank A/S
1.17%, 12/08/23 (a)	2,000	2,009
Deutsche Bank Aktiengesellschaft
0.90%, 05/28/24 (c)	5,317	5,290
3.73%, 01/14/32 (c)	3,194	3,255
3.04%, 05/28/32 (c)	4,405	4,476
F&G Global Funding
1.75%, 06/30/26 (a)	4,000	4,010
Ford Motor Credit Company LLC
5.13%, 06/16/25	1,845	2,031
FS KKR Capital Corp.
3.40%, 01/15/26	5,761	5,959
GA Global Funding Trust
1.00%, 04/08/24 (a)	2,930	2,937
Glencore Funding LLC
4.88%, 03/12/29 (a) (d)	3,890	4,532
HSBC Holdings PLC
2.80%, 05/24/32	7,805	8,012
Icahn Enterprises L.P.
4.75%, 09/15/24	3,339	3,493
6.25%, 05/15/26	1,512	1,604
JPMorgan Chase & Co.
2.01%, 03/13/26	3,755	3,876
1.58%, 04/22/27	9,820	9,873
3.78%, 02/01/28	1,604	1,781
3.54%, 05/01/28	1,179	1,296
2.07%, 06/01/29	6,781	6,866
2.74%, 10/15/30	5,297	5,547
2.96%, 05/13/31	3,057	3,213
1.95%, 02/04/32	8,301	8,072
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (b) (c)	1,902	2,206
3.87%, 07/09/25 (c)	5,233	5,662
3.57%, 11/07/28	1,250	1,366
LSEGA Financing PLC
3.20%, 04/06/41 (a)	2,721	2,845
Markel Corporation
6.00%, (100, 06/01/25) (b)	2,295	2,564
Morgan Stanley
4.88%, 11/01/22	2,181	2,305
1.59%, 05/04/27	6,550	6,595
3.62%, 04/01/31	6,700	7,468
2.80%, 01/25/52	2,548	2,508
NatWest Group PLC
3.07%, 05/22/28 (c)	3,720	3,912
3.03%, 11/28/35 (c)	3,490	3,497
Nordic Aviation Capital
6.83%, 03/14/25 (e) (f) (g)	3,193	2,395
Owl Rock Capital Corporation
3.40%, 07/15/26	2,234	2,330
Principal Life Global Funding II
0.75%, 04/12/24 (a)	1,955	1,955
Protective Life Global Funding
1.62%, 04/15/26 (a)	2,528	2,563
Rassman, Joel H.
3.80%, 11/01/29 (d)	6,015	6,451
Santander Holdings USA, Inc.
3.45%, 06/02/25	3,217	3,454
The Charles Schwab Corporation
4.00%, (100, 06/01/26) (b)	4,885	5,093
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,275	2,467
4.25%, 10/21/25	2,621	2,930
1.43%, 03/09/27	4,523	4,510
3.80%, 03/15/30	6,036	6,781
6.75%, 10/01/37	1,800	2,623
The Guardian Life Insurance Company of America
3.70%, 01/22/70 (a)	1,767	1,870
Truist Financial Corporation
4.95%, (100, 09/01/25) (b)	3,229	3,548
Wells Fargo & Company
4.48%, 01/16/24	355	388
2.41%, 10/30/25	1,839	1,924
Westpac Banking Corporation
2.67%, 11/15/35 (c)	3,159	3,098
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	2,455	2,661
		297,802
Energy 5.5%
Aker BP ASA
3.75%, 01/15/30 (a)	5,565	5,994
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	4,544	5,204
5.88%, 03/31/25	1,630	1,870
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	3,120	3,291
4.50%, 10/01/29	4,007	4,308
Devon Energy Corporation
5.25%, 09/15/24 (a)	2,600	2,890
5.88%, 06/15/28 (a)	1,104	1,229
4.50%, 01/15/30 (a)	969	1,061
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (a)	316	328
5.75%, 01/30/28 (a)	316	337
Energy Transfer LP
6.50%, (100, 08/15/26) (b)	3,960	4,038
6.75%, (100, 05/15/25) (b)	4,039	4,060
7.13%, (100, 05/15/30) (b)	3,223	3,327
4.25%, 03/15/23	3,982	4,179
3.75%, 05/15/30	4,315	4,691
5.80%, 06/15/38	2,107	2,607
6.25%, 04/15/49	1,151	1,514
Enlink Midstream, LLC
4.15%, 06/01/25	1,558	1,632
EQM Midstream Partners, LP
4.13%, 12/01/26	3,520	3,604
4.50%, 01/15/29 (a)	1,633	1,662
EQT Corporation
3.13%, 05/15/26 (a)	322	330
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Lundin Energy Finance B.V.
2.00%, 07/15/26 (a)	6,317	6,331
NuStar Logistics, L.P.
5.75%, 10/01/25	352	383
Occidental Petroleum Corporation
3.50%, 06/15/25 - 08/15/29	5,241	5,275
4.30%, 08/15/39	549	529
4.40%, 08/15/49	602	580
Petróleos Mexicanos
2.29%, 02/15/24	978	991
Qatar Petroleum
2.25%, 07/12/31 (a)	4,418	4,371
3.13%, 07/12/41 (a)	3,355	3,343
Rattler Midstream LP
5.63%, 07/15/25 (a)	434	456
Sabine Pass Liquefaction, LLC
5.63%, 03/01/25	1,241	1,419
4.20%, 03/15/28	8,844	9,986
4.50%, 05/15/30	2,300	2,654
Santos Finance Ltd
3.65%, 04/29/31 (a)	5,179	5,302
Targa Resource Corporation
5.50%, 03/01/30	4,750	5,222
4.88%, 02/01/31 (a)	1,747	1,891
Transocean Pontus Limited
6.13%, 08/01/25 (a)	489	493
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	1,026	1,031
Transocean Proteus Limited
6.25%, 12/01/24 (a)	2,039	2,058
		110,471
Health Care 5.1%
AbbVie Inc.
3.20%, 11/21/29	3,685	4,002
4.50%, 05/14/35	2,000	2,412
Amgen Inc.
3.15%, 02/21/40	2,169	2,254
Ascension Health
2.53%, 11/15/29	1,248	1,316
Bausch Health Companies Inc.
5.50%, 11/01/25 (a)	333	342
8.50%, 01/31/27 (a)	595	647
5.75%, 08/15/27 (a)	2,085	2,191
7.00%, 01/15/28 (a)	186	192
4.88%, 06/01/28 (a)	802	820
Baylor Scott & White Holdings
2.84%, 11/15/50	1,922	1,928
Bristol-Myers Squibb Company
3.40%, 07/26/29	7,626	8,543
Centene Corporation
5.38%, 08/15/26 (a)	1,422	1,489
4.25%, 12/15/27	1,813	1,913
4.63%, 12/15/29	4,303	4,735
3.38%, 02/15/30	2,957	3,091
3.00%, 10/15/30	5,575	5,733
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	1,143	1,194
Cigna Holding Company
3.40%, 03/01/27	2,845	3,122
4.38%, 10/15/28	3,000	3,488
4.80%, 08/15/38	705	879
CVS Health Corporation
4.30%, 03/25/28	1,382	1,587
4.78%, 03/25/38	9,214	11,343
HCA Inc.
5.38%, 02/01/25	3,575	4,032
Indiana University Health, Inc.
2.85%, 11/01/51	1,765	1,774
Indigo Merger Sub Inc
2.88%, 07/15/26 (a)	1,557	1,582
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (a)	798	828
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)	482	503
3.88%, 11/15/30 (a)	730	760
Mylan Inc
5.20%, 04/15/48	764	941
Organon Finance 1 LLC
4.13%, 04/30/28 (a)	3,119	3,182
Providence St. Joseph Health
2.53%, 10/01/29	1,545	1,621
Royalty Pharma PLC
3.30%, 09/02/40 (a)	2,881	2,896
Smith & Nephew PLC
2.03%, 10/14/30	2,478	2,428
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51	1,995	2,124
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	4,500	4,661
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	407	401
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	1,627	1,639
Upjohn Inc.
3.85%, 06/22/40 (a)	8,157	8,706
		101,299
Communication Services 4.7%
AT&T Inc.
4.35%, 03/01/29	1,250	1,447
5.25%, 03/01/37	4,099	5,185
4.90%, 08/15/37	598	739
4.30%, 12/15/42	4,555	5,187
3.10%, 02/01/43	4,012	3,932
CCO Holdings, LLC
4.75%, 03/01/30 (a)	13,153	13,899
Charter Communications Operating, LLC
4.91%, 07/23/25	3,890	4,407
4.20%, 03/15/28	1,000	1,132
5.38%, 04/01/38	1,820	2,247
6.83%, 10/23/55	1,230	1,813
Comcast Corporation
4.60%, 10/15/38	2,050	2,542
3.75%, 04/01/40	971	1,096
3.40%, 07/15/46	1,950	2,093
CSC Holdings, LLC
6.50%, 02/01/29 (a)	4,080	4,518
Hughes Satellite Systems Corporation
5.25%, 08/01/26	1,675	1,880
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	1,715	1,903
Sirius XM Radio Inc.
5.50%, 07/01/29 (a)	1,000	1,089
TEGNA Inc.
4.75%, 03/15/26 (a)	1,127	1,201
The Walt Disney Company
4.63%, 03/23/40	2,800	3,552
T-Mobile USA, Inc.
2.63%, 04/15/26	10,958	11,205
Verizon Communications Inc.
2.10%, 03/22/28	5,335	5,442
4.33%, 09/21/28	4,000	4,653
2.55%, 03/21/31	1,780	1,822
3.40%, 03/22/41	2,349	2,486
Vodafone Group Public Limited Company
5.00%, 05/30/38	4,290	5,424
VTR Comunicaciones SpA
5.13%, 01/15/28 (a)	1,751	1,832
VTR Finance B.V.
6.38%, 07/15/28 (a)	774	824
		93,550
Consumer Discretionary 4.5%
Adient US LLC
9.00%, 04/15/25 (a)	1,006	1,107
Amazon.com, Inc.
2.10%, 05/12/31	3,960	4,027
2.88%, 05/12/41	2,970	3,066
3.10%, 05/12/51	2,970	3,122

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Booking Holdings Inc.
4.63%, 04/13/30	5,710	6,831
Carnival Corporation
11.50%, 04/01/23 (a)	5,140	5,804
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	2,235	2,337
Ford Motor Company
8.50%, 04/21/23	902	1,007
9.00%, 04/22/25	908	1,119
General Motors Company
6.13%, 10/01/25	1,496	1,771
6.80%, 10/01/27	2,088	2,629
GLP Financing, LLC
5.75%, 06/01/28	343	408
5.30%, 01/15/29	2,975	3,478
Hanesbrands Inc.
5.38%, 05/15/25 (a)	4,761	5,039
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (a)	898	946
5.75%, 05/01/28 (a)	898	972
Hyatt Hotels Corporation
5.38%, 04/23/25 (h)	1,203	1,359
International Game Technology PLC
4.13%, 04/15/26 (a)	783	815
Lowe`s Companies, Inc.
3.00%, 10/15/50	1,184	1,166
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (h)	299	386
Macy's, Inc.
8.38%, 06/15/25 (a)	3,300	3,634
Marriott International, Inc.
3.75%, 03/15/25	2,400	2,577
5.75%, 05/01/25 (h)	1,705	1,969
Mattel, Inc.
3.38%, 04/01/26 (a)	2,573	2,667
Meritage Homes Corporation
3.88%, 04/15/29 (a)	2,811	2,909
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	1,011	1,113
Newell Brands Inc.
4.88%, 06/01/25	1,308	1,449
NIKE, Inc.
3.25%, 03/27/40	2,068	2,278
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (a)	1,826	1,904
NVR, Inc.
3.00%, 05/15/30	4,403	4,661
Resorts World Las Vegas LLC
4.63%, 04/06/31 (a)	2,100	2,189
Restaurant Brands International Limited Partnership
3.50%, 02/15/29 (a)	1,350	1,334
Ross Stores, Inc.
4.60%, 04/15/25	6,947	7,842
1.88%, 04/15/31	2,493	2,414
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	646	745
The Home Depot, Inc.
3.35%, 04/15/50	2,047	2,265
		89,339
Consumer Staples 3.6%
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	7,500	9,199
Archer-Daniels-Midland Company
3.25%, 03/27/30	1,959	2,169
Ashtead Capital, Inc.
5.25%, 08/01/26 (a)	3,101	3,233
4.25%, 11/01/29 (a)	1,698	1,838
BAT Capital Corp.
2.26%, 03/25/28	4,103	4,080
4.91%, 04/02/30	1,822	2,094
4.39%, 08/15/37	1,000	1,080
Jaguar Holding Company II
4.63%, 06/15/25 (a)	481	506
5.00%, 06/15/28 (a)	481	521
JBS Finance Luxembourg S.à r.l.
3.63%, 01/15/32 (a)	1,399	1,397
JBS Investments II GmbH
7.00%, 01/15/26 (a)	1,793	1,901
5.75%, 01/15/28 (a)	1,250	1,328
JBS USA Finance, Inc.
6.75%, 02/15/28 (a)	1,500	1,648
JBS USA Food Company
6.50%, 04/15/29 (a)	2,809	3,167
5.50%, 01/15/30 (a)	2,540	2,821
Kraft Heinz Foods Company
3.88%, 05/15/27	3,474	3,818
4.63%, 10/01/39	561	654
Mars, Incorporated
0.88%, 07/16/26 (a)	1,805	1,768
3.74%, 10/11/27 (e) (g)	1,200	1,352
2.38%, 07/16/40 (a)	2,320	2,235
3.95%, 04/01/49 (a)	3,930	4,723
Northwestern University
2.64%, 12/01/50	1,088	1,080
PepsiCo, Inc.
3.38%, 07/29/49	1,900	2,135
Reynolds American Inc.
5.70%, 08/15/35	1,275	1,539
Safeway Inc.
3.50%, 02/15/23 (a)	5,135	5,278
Walmart Inc.
3.25%, 07/08/29	9,899	11,079
		72,643
Utilities 3.3%
Ameren Illinois Company
4.50%, 03/15/49	2,565	3,302
Commonwealth Edison Company
3.75%, 08/15/47	3,682	4,262
Consolidated Edison Company of New York, Inc.
3.95%, 04/01/50	2,293	2,608
DPL Inc.
4.13%, 07/01/25	2,344	2,513
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (a)	1,984	1,970
Enel S.p.A
8.75%, 09/24/73 (a) (i)	1,472	1,711
Exelon Corporation
5.10%, 06/15/45	2,206	2,895
FirstEnergy Corp.
4.40%, 07/15/27 (h) (j)	2,442	2,654
National Rural Utilities Cooperative Finance Corporation
4.75%, 04/30/43	1,071	1,122
Nevada Power Company
3.70%, 05/01/29	4,956	5,581
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	2,490	2,658
Pacific Gas And Electric Company
3.30%, 12/01/27	2,305	2,359
4.50%, 07/01/40	6,393	6,399
San Diego Gas & Electric Company
1.70%, 10/01/30	2,468	2,386
Southern California Edison Company
4.13%, 03/01/48	1,251	1,337
3.65%, 02/01/50	2,827	2,832
Tampa Electric Company
3.45%, 03/15/51	3,089	3,390
The AES Corporation
3.30%, 07/15/25 (a)	3,790	4,052
2.45%, 01/15/31 (a)	1,990	1,968
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	1,718	1,816
3.70%, 01/30/27 (a)	6,720	7,181
		64,996
Industrials 2.5%
Aircastle Limited
5.25%, 08/11/25 (a)	3,345	3,758

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
American Airlines, Inc.
5.50%, 04/20/26 (a)	1,073	1,139
5.75%, 04/20/29 (a)	377	408
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (a)	3,096	3,246
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,575	4,179
General Electric Company
3.45%, (3 Month USD LIBOR + 3.33%), (100, 09/15/21) (b) (i)	11,410	11,182
3.45%, 05/01/27	855	941
3.63%, 05/01/30 (d)	1,969	2,196
Hillenbrand, Inc.
5.00%, 09/15/26 (h) (j)	439	489
Howmet Aerospace Inc.
6.88%, 05/01/25	3,400	3,957
Moog Inc.
4.25%, 12/15/27 (a)	1,047	1,084
Northrop Grumman Corporation
4.40%, 05/01/30	1,297	1,533
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	1,964	1,905
Siemens Financieringsmaatschappij N.V.
2.15%, 03/11/31 (a)	4,635	4,684
SkyMiles IP Ltd.
4.50%, 10/20/25 (a)	311	335
4.75%, 10/20/28 (a)	542	603
Stericycle, Inc.
3.88%, 01/15/29 (a)	709	711
United Airlines Pass Through Trust
4.38%, 04/15/26 (a)	2,004	2,075
4.63%, 04/15/29 (a)	1,230	1,274
United Rentals (North America), Inc.
3.88%, 11/15/27	1,283	1,349
Weir Group PLC(The)
2.20%, 05/13/26 (a)	2,619	2,626
		49,674
Information Technology 1.8%
Apple Inc.
2.38%, 02/08/41	3,200	3,116
2.65%, 02/08/51	3,742	3,671
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (a)	600	614
Broadcom Inc.
3.47%, 04/15/34 (a)	5,549	5,858
Dell International L.L.C.
5.85%, 07/15/25 (h)	257	302
4.90%, 10/01/26 (h)	2,640	3,046
Diamond Finance International Limited
6.02%, 06/15/26	2,596	3,117
8.35%, 07/15/46	3,266	5,342
Microsoft Corporation
2.68%, 06/01/60	829	820
3.04%, 03/17/62	2,226	2,385
Oracle Corporation
2.88%, 03/25/31	4,868	5,065
3.65%, 03/25/41	2,772	2,942
		36,278
Materials 1.6%
Anglo American Capital PLC
3.63%, 09/11/24 (a)	1,250	1,350
4.88%, 05/14/25 (a)	790	893
5.63%, 04/01/30 (a)	2,200	2,696
2.63%, 09/10/30 (a)	921	922
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (a)	3,564	3,921
5.20%, 09/17/30 (a)	2,686	2,948
Freeport-McMoRan Inc.
5.00%, 09/01/27	1,345	1,419
5.40%, 11/14/34	900	1,092
Glencore Funding LLC
2.50%, 09/01/30 (a) (d)	1,250	1,245
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (a)	4,498	4,543
Mercer International Inc.
5.13%, 02/01/29 (a)	942	969
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	4,880	5,159
4.25%, 05/15/29 (a)	1,284	1,298
Teck Resources Limited
3.90%, 07/15/30	2,823	3,045
		31,500
Real Estate 0.4%
Essential Properties, L.P.
2.95%, 07/15/31	2,703	2,684
Sun Communities Operating Limited Partnership
2.70%, 07/15/31	3,000	3,008
VICI Properties Inc.
4.25%, 12/01/26 (a)	1,825	1,897
		7,589
Total Corporate Bonds And Notes (cost $909,190)		955,141
GOVERNMENT AND AGENCY OBLIGATIONS 40.5%
Mortgage-Backed Securities 23.8%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 07/01/50	5,555	5,760
3.00%, 07/01/32 - 12/01/49	28,218	29,697
2.00%, 09/01/35 - 04/01/51	20,593	21,105
5.00%, 02/01/38 - 11/01/41	1,133	1,289
4.50%, 03/01/42 - 11/01/48	1,720	1,899
3.50%, 04/01/42 - 04/01/50	19,026	20,082
4.00%, 10/01/45 - 06/01/48	12,185	13,070
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 05/01/51	37,733	39,094
3.00%, 04/01/31 - 02/01/51	45,135	47,376
5.00%, 06/01/35 - 05/01/42	1,204	1,364
2.00%, 10/01/35 - 03/01/51	57,097	57,793
TBA, 2.50%, 10/01/35 - 07/15/51 (k)	18,284	19,018
1.50%, 11/01/35	5,274	5,337
TBA, 2.00%, 07/15/36 - 08/15/51 (k)	38,961	39,545
4.50%, 08/01/40 - 07/01/49	11,273	12,296
3.50%, 11/01/42 - 03/01/48	26,536	28,171
4.00%, 10/01/44 - 09/01/49	22,599	24,221
3.50%, 08/01/49 (k)	295	310
TBA, 1.50%, 07/15/51 (k)	17,455	17,117
Government National Mortgage Association
5.00%, 08/20/41	333	374
3.50%, 06/20/43 - 03/20/50	20,078	21,248
4.00%, 05/20/44 - 03/20/50	10,776	11,473
3.00%, 07/20/45 - 04/20/50	10,195	10,721
4.50%, 12/20/48 - 05/20/49	3,627	3,885
2.50%, 08/20/50 - 03/20/51	19,844	20,543
TBA, 2.00%, 08/15/51 (k)	15,690	15,956
TBA, 2.50%, 08/15/51 (k)	5,475	5,656
		474,400
U.S. Treasury Note 12.4%
Treasury, United States Department of
0.13%, 12/15/23	14,600	14,522
1.50%, 10/31/24 - 08/15/26	44,631	46,007
1.38%, 01/31/25	12,600	12,946
2.13%, 05/15/25	4,321	4,561
0.25%, 07/31/25	20,280	19,893
2.88%, 07/31/25 - 08/15/28	6,286	6,932
2.25%, 11/15/25	28,531	30,350
0.38%, 12/31/25	25,290	24,808
0.75%, 04/30/26	10,755	10,700
0.63%, 03/31/27	7,500	7,337
1.25%, 06/30/28	47,800	47,875
0.88%, 11/15/30 (d)	21,780	20,715
		246,646
U.S. Treasury Bond 3.3%
Treasury, United States Department of
3.75%, 08/15/41	8,248	10,706
3.13%, 11/15/41	11,225	13,368
2.50%, 02/15/45 - 02/15/46	23,568	25,504
3.00%, 02/15/48	12,035	14,337

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
1.63%, 11/15/50	1,602	1,439
		65,354
Sovereign 0.4%
Banco de la Republica Oriental del Uruguay
4.38%, 01/23/31	2,816	3,281
The Philippines, Government of
3.20%, 07/06/46	3,748	3,754
		7,035
U.S. Government Agency Obligations 0.3%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (l)	7,104	6,723
Municipal 0.3%
Dormitory Authority State of New York
3.19%, 02/15/43	3,055	3,342
The Port Authority of New York and New Jersey
1.09%, 07/01/23	2,195	2,223
		5,565
Total Government And Agency Obligations (cost $796,567)		805,723
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.2%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	804	872
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	2,402	2,659
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	4,239	4,292
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	6,596	6,628
AmeriCredit Automobile Receivables Trust
Series 2019-A3-3, 2.06%, 05/18/22	3,792	3,824
AmeriCredit Automobile Receivables Trust 2019-1
Series 2019-A3-1, 2.97%, 11/20/23	808	814
AmeriCredit Automobile Receivables Trust 2020-3
Series 2020-A2-3, 0.42%, 11/18/22	5,946	5,953
Ascentium Equipment Receivables Trust
Series 2017-A3-2A, 2.31%, 12/10/21	83	83
Bank 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,493
Bank Of The West Auto Trust
Series 2017-A3-1, 2.11%, 01/15/23	57	57
Capital One Prime Auto Receivables Trust
Series 2020-A2-1, 1.64%, 06/15/23	2,593	2,598
CarMax Auto Owner Trust 2019-2
Series 2019-A3-2, 2.68%, 12/15/22	3,249	3,300
CCG Receivables Trust
Series 2019-A2-2, 2.11%, 03/14/23	2,320	2,345
Chesapeake Funding II LLC
Series 2019-A1-1A, 2.94%, 05/15/22	1,620	1,635
CIG Auto Receivables Trust
Series 2019-A-1A, 3.33%, 08/15/24	198	199
CIM Trust
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (i)	6,552	6,662
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,584	1,710
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	1,995
CSMC Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (i)	884	900
Dell Equipment Finance Trust 2020-2
Series 2020-A2-2, 0.47%, 10/24/22	1,267	1,269
DLL Financial Services
Series 2021-A3-1A, 0.67%, 04/17/26	2,490	2,488
First Investors Auto Owner Trust 2021-1
Series 2021-A-1A, 0.45%, 12/15/23	5,305	5,311
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	410	416
GM Financial Automobile Leasing Trust 2020-1
Series 2020-A3-1, 1.67%, 12/20/22	11,050	11,122
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A2A-3, 0.35%, 02/20/22	2,596	2,598
GM Financial Consumer Automobile Receivables Trust 2021-2
Series 2021-A3-2, 0.51%, 10/16/24	3,605	3,610
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	6,150	6,319
GreatAmerica Financial Services Corporation
Series 2018-A4-1, 2.83%, 06/17/24	409	412
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	712	729
Honda Auto Receivables Owner Trust
Series 2019-A3-3, 1.78%, 09/15/22	3,040	3,068
HPEFS Equipment Trust
Series 2019-A3-1A, 2.21%, 09/20/29	886	888
Hudson Yards Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	4,130	4,505
Hyundai Auto Lease Securitization Trust 2021-B
Series 2021-A3-B, 0.33%, 06/17/24	9,080	9,062
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (i)	980	993
J.P. Morgan Mortgage Trust
Series 2014-A1-5, REMIC, 2.91%, 10/25/26 (i)	576	583
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	2,801	2,800
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	6,233	6,342
Mercedes-Benz Auto Lease Trust 2020-B
Series 2020-A3-B, 0.40%, 11/15/23	1,456	1,459
Mercedes-Benz Auto Lease Trust 2021-B
Series 2021-A2-B, 0.22%, 01/16/24	11,903	11,900
MVW Owner Trust
Series 2019-A-1A, 2.89%, 03/20/27	1,990	2,038
Series 2017-A-1A, 2.42%, 12/20/34	623	635
Nissan Auto Receivables 2008-B Owner Trust
Series 2019-A3-B, 2.50%, 11/15/23	4,938	5,007
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 02/25/41 (i)	23	23
Santander Retail Auto Lease Trust 2021-B
Series 2021-A3-B, 0.71%, 08/20/24	3,469	3,461
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (i)	3,836	3,917
Sprint Spectrum Co LLC
Series 2016-A1-1, 3.36%, 09/20/21 (a)	174	174
Toyota Auto Receivables Owner Trust
Series 2018-A3-B, 2.96%, 07/15/21	625	627
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,252	1,321
Series 2012-A-2, 4.00%, 10/29/24	1,111	1,170
Verizon Owner Trust 2019-C
Series 2019-A1A-C, 1.94%, 11/21/22	11,725	11,891
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	4,629	4,641
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, REMIC, 3.92%, 06/17/27 (i)	1,371	1,501
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (i)	2,043	2,073
World Omni Select Auto Trust 2020-A
Series 2020-A2-A, 0.47%, 08/15/22	328	329
Total Non-U.S. Government Agency Asset-Backed Securities (cost $162,486)		163,701
SENIOR FLOATING RATE INSTRUMENTS 1.7%
Consumer Discretionary 0.6%
Adient US LLC
2021 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 04/30/28 (i)	2,715	2,714
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.59%, (1 Month USD LIBOR + 4.50%), 06/19/25 (i)	2,390	2,396
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 08/29/25 (i)	2,797	2,752
PCI Gaming Authority
Term Loan, 2.59%, (1 Month USD LIBOR + 2.50%), 05/15/26 (i)	2,899	2,885

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
UFC Holdings, LLC
2021 Term Loan B, 3.75%, (6 Month USD LIBOR + 3.00%), 04/29/26 (i)	1,327	1,325
		12,072
Industrials 0.4%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (i)	802	835
Berry Global, Inc.
2021 Term Loan Z, 1.83%, (1 Month USD LIBOR + 1.75%), 07/01/26 (i)	4,124	4,090
Cimpress Public Limited Company
USD Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 04/29/28 (i)	1,210	1,205
Genesee & Wyoming Inc.
Term Loan, 2.20%, (3 Month USD LIBOR + 2.00%), 10/29/26 (i)	1,165	1,157
Hertz Corporation, (The)
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (i) (m)	349	349
2021 Term Loan C, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (i) (m)	66	66
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 01/21/26 (i)	981	978
		8,680
Consumer Staples 0.3%
JBS USA Lux S.A.
2019 Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 04/27/26 (i)	5,066	5,047
Communication Services 0.3%
CenturyLink, Inc.
2020 Term Loan B, 2.34%, (3 Month USD LIBOR + 2.25%), 03/15/27 (i)	2,167	2,136
CSC Holdings, LLC
2017 Term Loan B1, 2.32%, (1 Month USD LIBOR + 2.25%), 07/15/25 (i)	719	708
Diamond Sports Group, LLC
Term Loan, 3.35%, (1 Month USD LIBOR + 3.25%), 08/24/26 (i)	776	465
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.59%, (1 Month USD LIBOR + 2.50%), 06/13/26 (i)	1,563	1,559
		4,868
Information Technology 0.1%
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (i)	2,421	2,426
Energy 0.0%
Traverse Midstream Partners LLC
2017 Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 09/22/24 (i)	767	769
Total Senior Floating Rate Instruments (cost $34,139)		33,862
SHORT TERM INVESTMENTS 7.5%
Investment Companies 7.1%
JNL Government Money Market Fund - Institutional Class, 0.01% (n) (o)	141,828	141,828
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (n) (o)	7,262	7,262
Total Short Term Investments (cost $149,090)		149,090
Total Investments 105.9% (cost $2,051,472)		2,107,517
Other Derivative Instruments 0.0%		173
Other Assets and Liabilities, Net (5.9)%		(118,204)
Total Net Assets 100.0%		1,989,486

(a)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $300,065 and 15.1% of the Fund.

(b)  Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c)  Convertible security.

(d)  All or a portion of the security was on loan as of June 30, 2021.

(e)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(i)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(k)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2021, the total payable for investments purchased on a delayed delivery basis was $97,546.

(l)  The security is a direct debt of the agency and not collateralized by mortgages.

(m)  This senior floating rate interest will settle after June 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Investment in affiliate.

(o)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,352	0.1
Nordic Aviation Capital, 6.83%, 03/14/25	10/01/19	3,193	2,395	0.1
		4,393	3,747	0.2

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	1,253	September 2021	165,416	291	607

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/PPM America Total Return Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States 2 Year Note	265	October 2021	58,483	6	(98)
United States 5 Year Note	909	October 2021	112,431	57	(233)
United States Long Bond	458	September 2021	71,952	298	1,671
United States Ultra Bond	34	September 2021	6,537	19	14
				671	1,961
Short Contracts
United States 10 Year Ultra Bond	(1,007)	September 2021	(146,184)	(498)	(2,050)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Total Return Fund
Assets - Securities
Corporate Bonds And Notes	—	951,394	3,747	955,141
Government And Agency Obligations	—	805,723	—	805,723
Non-U.S. Government Agency Asset-Backed Securities	—	163,701	—	163,701
Senior Floating Rate Instruments	—	33,862	—	33,862
Short Term Investments	149,090	—	—	149,090
	149,090	1,954,680	3,747	2,107,517
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,292	—	—	2,292
	2,292	—	—	2,292
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,381)	—	—	(2,381)
	(2,381)	—	—	(2,381)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 100.2%
Industrials 16.8%
AAR Corp. (a)	9	334
ABM Industries Incorporated	10	457
ACCO Brands Corporation	13	116
Acuity Brands, Inc.	9	1,675
ADT, Inc.	11	119
Aerojet Rocketdyne Holdings, Inc. (a)	7	314
Air Lease Corporation - Class A	20	841
Allegiant Travel Company (a)	3	538
Allison Systems, Inc.	30	1,182
Altra Industrial Motion Corp. (a)	7	456
AMERCO (a)	1	572
American Woodmark Corporation (a)	2	131
AO Smith Corp.	18	1,310
APi Group Corporation (a)	7	146
Apogee Enterprises, Inc. (a)	7	283
Applied Industrial Technologies, Inc.	5	442
Arcbest Corporation (a)	3	169
Arcosa, Inc.	7	438
Armstrong World Industries, Inc.	5	501
ASGN Incorporated (a)	6	559
Astec Industries, Inc. (a)	2	133
Atlas Air Worldwide Holdings, Inc. (a)	9	614
Avis Budget Group, Inc. (a)	28	2,217
Barnes Group Inc.	5	277
Beacon Roofing Supply, Inc. (a)	11	584
Boise Cascade Company	8	490
Brady Corp. - Class A	6	330
BrightView Holdings, Inc. (a)	7	115
Builders FirstSource, Inc. (a)	19	805
BWXT Government Group, Inc.	9	519
Carlisle Cos. Inc.	4	842
Clean Harbors Inc. (a)	6	587
Colfax Corp. (a)	19	880
Comfort Systems USA Inc.	5	422
Copart Inc. (a)	7	908
CoStar Group, Inc. (a)	8	634
Covanta Holding Corporation	23	404
Crane Co.	8	709
Curtiss-Wright Corp.	7	787
Deluxe Corp.	10	483
Donaldson Co. Inc.	12	758
Dycom Industries, Inc. (a)	7	500
EMCOR Group, Inc.	8	989
Encore Wire Corp. (a)	3	214
Enerpac Tool Group Corp. - Class A	3	88
EnerSys	6	554
EnPro Industries, Inc.	1	103
Equifax Inc.	8	1,829
Flowserve Corporation	24	973
Forward Air Corp. (a)	4	340
Franklin Electric Co. Inc. (a)	4	299
FTI Consulting Inc. (a)	5	703
Gates Industrial Corporation PLC (a)	6	100
GATX Corporation	6	548
Generac Holdings Inc. (a)	2	778
GMS Inc. (a)	7	349
Graco Inc.	12	873
GrafTech International Ltd.	8	89
Granite Construction Incorporated	10	424
Greenbrier Cos. Inc.	11	478
Griffon Corporation	4	90
Hawaiian Holdings, Inc. (a)	25	608
Heartland Express Inc. (a)	4	62
HEICO Corp.	4	533
Herc Holdings Inc. (a)	4	441
Herman Miller Inc. (a)	13	621
Hexcel Corp. (a)	21	1,292
Hillenbrand Inc.	9	385
HNI Corp.	6	258
HUB Group Inc. - Class A (a)	6	408
Hubbell Inc.	7	1,249
Hyster-Yale Materials Handling Inc. - Class A	2	130
IAA Spinco Inc. (a)	5	281
IDEX Corporation	6	1,316
Ingersoll Rand Inc. (a)	9	454
Insperity, Inc.	2	159
ITT Industries Holdings, Inc.	10	951
JELD-WEN Holding, Inc. (a)	11	290
Kaman Corp.	4	219
KAR Auction Services, Inc. (a)	27	480
Kelly Services Inc. - Class A (a)	5	108
Kennametal Inc.	14	517
Kirby Corp. (a)	13	806
Knight-Swift Transportation Holdings Inc. - Class A	28	1,296
Korn Ferry	8	568
Landstar System Inc. (a)	6	932
Lennox International Inc.	3	1,037
Lincoln Electric Holdings Inc. (a)	8	992
Macquarie Infrastructure Corporation (a)	24	915
Masco Corporation	14	830
Masonite International Corporation (a)	4	435
MasTec Inc. (a)	11	1,176
Matson Intermodal - Paragon, Inc.	5	331
Matthews International Corp. - Class A (a)	4	150
Maxar Technologies Inc.	4	174
Meritor, Inc. (a)	13	313
Middleby Corp. (a)	6	960
Moog Inc. - Class A	4	296
MRC Global Inc. (a)	8	73
MSA Safety Inc.	2	399
MSC Industrial Direct Co. - Class A	9	835
Mueller Industries Inc.	7	288
Navistar International Corporation (a)	3	123
Nordson Corp. (a)	4	885
Now, Inc. (a)	32	304
Nvent Electric Public Limited Company	31	954
Old Dominion Freight Line Inc. (a)	6	1,575
Oshkosh Corp.	12	1,476
Parsons Corporation (a)	3	137
Pentair Public Limited Company	22	1,508
Pitney Bowes Inc.	39	339
Primoris Services Corporation (a)	8	248
Regal-Beloit Corp.	6	848
Resideo Technologies, Inc. (a)	24	725
Rexnord Corporation	11	558
Rollins Inc.	9	310
Rush Enterprises Inc. - Class A (a)	7	282
Ryder System, Inc.	9	648
Saia, Inc. (a)	2	438
Schneider National, Inc. - Class B	14	305
Sensata Technologies Holding PLC (a)	20	1,164
Simpson Manufacturing Co. Inc.	5	531
SkyWest Inc. (a)	12	530
Spirit Airlines Inc. (a)	31	949
SPX Flow, Inc.	2	129
Steelcase Inc. - Class A	19	283
Stericycle Inc. (a)	9	619
Teledyne Technologies Inc. (a)	4	1,708
Terex Corp.	15	727
Tetra Tech, Inc. (a)	5	601
Textainer Group Holdings Limited (a)	5	163
Timken Co.	11	915
Toro Co.	9	983
TransUnion	7	762
TriNet Group Inc. (a)	1	91
Trinity Industries Inc.	20	540
Tutor Perini Corp. (a)	10	137
Uber Technologies, Inc. (a)	9	452
UFP Industries, Inc. (a)	8	625
UniFirst Corp.	2	471
Univar Solutions Inc. (a)	38	928
Valmont Industries Inc.	3	641
Verisk Analytics, Inc. (a)	5	949
Wabash National Corp.	7	113
Wabtec Corp.	8	672
Watsco Inc.	4	1,140

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Watts Water Technologies Inc. - Class A	3	440
Werner Enterprises Inc. (a)	13	562
WESCO International, Inc. (a)	16	1,610
Woodward Governor Co. (a)	7	856
XPO Logistics, Inc. (a)	9	1,226
Xylem Inc.	15	1,758
		92,908
Consumer Discretionary 14.9%
Abercrombie & Fitch Co. - Class A (a)	34	1,581
Academy, Ltd. (a)	3	115
Acushnet Holdings Corp.	5	232
Adtalem Global Education Inc. (a)	12	415
Airbnb, Inc. - Class A (a)	—	24
American Axle & Manufacturing Holdings, Inc. (a)	53	544
American Eagle Outfitters, Inc.	60	2,267
Asbury Automotive Group, Inc. (a)	4	711
AutoZone Inc. (a)	1	1,462
Big Lots Inc.	8	514
Bloomin' Brands, Inc. (a)	29	774
Boyd Gaming Corporation (a)	10	614
Bright Horizons Family Solutions Inc. (a)	4	540
Brinker International Inc. (a)	13	775
Brunswick Corp.	14	1,378
Buckle Inc.	8	415
Burlington Stores Inc. (a)	3	1,009
Callaway Golf Co. (a)	5	165
Carter's Inc. (a)	11	1,153
Cheesecake Factory Inc. (a)	16	851
Childrens Place Retail Stores Inc. (a)	9	856
Churchill Downs Inc. (a)	3	582
Columbia Sportswear Co. (a)	5	491
Core-Mark Holding Co. Inc. (a)	6	292
Cornerstone Building Brands, Inc. (a)	6	101
Cracker Barrel Old Country Store, Inc. (a)	6	852
Dana Holding Corp.	35	832
Dave & Buster's Entertainment Inc. (a)	4	178
Deckers Outdoor Corp. (a)	3	1,145
Designer Brands Inc. - Class A (a)	41	685
Dillard's Inc. - Class A	2	332
Domino's Pizza, Inc.	4	1,684
Dorman Products Inc. (a)	3	331
Five Below, Inc. (a)	1	167
Fossil Group, Inc. (a)	13	189
GameStop Corp. - Class A (a) (b)	6	1,291
Gentex Corp. (a)	39	1,307
Gentherm Incorporated (a)	2	173
G-III Apparel Group, Ltd. (a)	21	691
Gopro Inc. - Class A (a)	15	171
Graham Holdings Co. - Class B	1	445
Grand Canyon Education, Inc. (a)	5	426
Group 1 Automotive Inc.	6	866
Groupon, Inc. (a)	12	517
Guess Inc.	20	530
H & R Block, Inc.	43	1,001
Hanesbrands Inc.	88	1,650
Harley-Davidson, Inc.	43	1,969
Helen of Troy Ltd (a)	3	633
Hilton Grand Vacations Inc. (a)	13	545
Houghton Mifflin Harcourt Company (a)	35	386
International Game Technology PLC	41	978
iRobot Corp. (a)	2	159
Jack in the Box Inc. (a)	7	805
KB Home	18	746
Kontoor Brands, Inc.	12	659
Laureate Education Inc. - Class A (a)	22	319
La-Z-Boy Inc.	9	352
LCI Industries	3	417
Leggett & Platt Inc.	24	1,256
Levi Strauss & Co. - Class A	7	199
Lithia Motors Inc. - Class A	3	1,097
M/I Homes, Inc. (a)	6	346
Marriott Vacations Worldwide Corporation (a)	7	1,117
Mattel, Inc. (a)	67	1,339
MDC Holdings Inc.	11	557
Meritage Homes Corporation (a)	7	689
Monro Inc. (a)	4	225
Murphy USA Inc.	8	1,083
Office Depot, Inc. (a)	16	759
Ollie's Bargain Outlet Holdings Inc. (a)	3	283
Papa John's International Inc. (a)	2	181
Penn National Gaming Inc. (a)	7	522
Polaris Industries Inc.	12	1,651
Pool Corporation (a)	2	779
PROG Holdings, Inc.	15	729
Red Rock Resorts, Inc. - Class A (a)	9	363
Sally Beauty Holdings, Inc. (a)	32	701
Scientific Games Corporation (a)	4	296
Seaworld Entertainment, Inc. (a)	7	361
Service Corp. International	16	869
Signet Jewelers Limited (a)	28	2,282
Six Flags Operations Inc.	29	1,254
Skechers U.S.A. Inc. - Class A (a)	25	1,231
Sleep Number Corporation (a)	2	182
Sonic Automotive, Inc. - Class A	8	359
Steven Madden Ltd. (a)	16	706
Taylor Morrison Home II Corporation - Class A (a)	30	783
Tempur Sealy International, Inc.	15	593
Tenneco Inc. - Class A (a)	12	234
Terminix Global Hldgs Inc. (a)	11	533
Tesla Inc. (a)	1	628
Texas Roadhouse Inc. - Class A (a)	8	791
The Aaron's Company, Inc.	3	98
The Wendy's Company	40	942
Thor Industries Inc.	13	1,522
Toll Brothers Inc.	12	718
TopBuild Corp. (a)	3	556
TRI Pointe Homes, Inc. (a)	37	791
Tupperware Brands Corp. (a)	6	141
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5	1,637
Under Armour Inc. - Class A (a)	52	1,093
Urban Outfitters Inc. (a)	28	1,146
Vail Resorts, Inc. (a)	3	976
Vista Outdoor Inc. (a)	5	225
Visteon Corporation (a)	5	622
Williams-Sonoma Inc.	11	1,683
Winnebago Industries Inc.	2	146
Wolverine World Wide, Inc.	13	447
Wyndham Destinations, Inc.	19	1,105
Wyndham Hotels & Resorts, Inc.	10	706
Wynn Resorts Ltd. (a)	13	1,636
		82,460
Financials 13.2%
Affiliated Managers Group, Inc.	8	1,221
American Equity Investment Life Holding Company	21	679
American Financial Group, Inc.	6	731
American National Group, Inc. (a)	1	134
Ameris Bancorp (a)	3	153
Ares Management Corporation - Class A	2	107
Artisan Partners Asset Management Inc. - Class A	7	342
Associated Banc-Corp	32	661
Assurant, Inc.	8	1,291
Atlantic Union Bank (a)	7	257
BancorpSouth Bank	12	354
Bank of Hawaii Corporation	6	494
Bank OZK (a)	19	799
BankUnited, Inc.	18	755
Banner Corporation (a)	5	263
BGC Partners, Inc. - Class A (a)	60	342
Blackstone Mortgage Trust, Inc. - Class A	25	784
BOK Financial Corporation (a)	5	434
Brighthouse Financial, Inc. (a)	15	696
Brightsphere Investment Group Inc.	6	129
Brown & Brown Inc.	19	1,017
Cadence Bancorporation - Class A	9	182
Cannae Holdings, Inc. (a)	5	167
Capitol Federal Financial (a)	18	214
Cathay General Bancorp (a)	10	382
CNO Financial Group, Inc.	27	627

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Cohen & Steers, Inc.	2	196
Columbia Banking System Inc. (a)	9	344
Commerce Bancshares Inc. (a)	8	615
Community Bank System Inc.	5	364
Credit Acceptance Corp. (a) (b)	1	565
Cullen/Frost Bankers Inc.	8	881
CVB Financial Corp. (a)	13	267
East West Bancorp, Inc.	17	1,241
Erie Indemnity Company - Class A (a)	1	267
Essent Group Ltd.	11	506
Evercore Inc. - Class A	7	1,032
FactSet Research Systems Inc.	2	516
Federated Investors, Inc. - Class B	18	596
First American Financial Corporation	21	1,317
First Citizens BancShares, Inc. - Class A (a)	1	510
First Financial Bancorp. (a)	12	283
First Hawaiian, Inc. (a)	25	699
First Horizon National Corporation	91	1,576
First Interstate BancSystem, Inc. - Class A (a)	5	212
First Midwest Bancorp, Inc. (a)	16	320
First Republic Bank	11	2,040
FirstCash, Inc. (a)	7	529
Flagstar Bancorp, Inc.	8	339
FNB Corp.	61	750
Fulton Financial Corp. (a)	28	439
Glacier Bancorp, Inc. (a)	8	447
Great Western Bancorp Inc.	11	356
Hancock Whitney Co. (a)	12	549
Hanover Insurance Group Inc.	6	787
Hilltop Holdings Inc.	10	378
Home BancShares, Inc. (a)	18	449
Hope Bancorp, Inc. (a)	22	313
Horace Mann Educators Corp.	4	147
Houlihan Lokey Inc. - Class A	4	351
Independence Holdings, LLC	16	968
Independent Bank Group, Inc. (a)	2	135
Interactive Brokers Group, Inc. - Class A (a)	2	122
International Bancshares Corporation (a)	5	211
Investors Bancorp, Inc. (a)	45	639
Janus Henderson Group PLC	34	1,307
Kemper Corp.	7	517
Ladder Capital Corp - Class A	29	332
LPL Financial Holdings Inc. (a)	10	1,415
MarketAxess Holdings Inc. (a)	1	315
Mercury General Corp.	6	369
MFA Financial, Inc.	181	831
MGIC Investment Corp.	78	1,060
Moelis & Company LLC - Class A	7	404
Morningstar Inc. (a)	1	311
MSCI Inc. - Class A	2	1,259
NASDAQ Inc. (a)	5	816
Nelnet, Inc. - Class A	2	147
New York Community Bancorp Inc. - Series A	107	1,177
Northwest Bancshares Inc. (a)	7	90
Old National Bancorp (a)	19	338
PacWest Bancorp (a)	27	1,102
PennyMac Financial Services, Inc.	4	224
People's United Financial Inc. (a)	85	1,455
Pinnacle Financial Partners, Inc. (a)	8	713
Primerica, Inc.	4	679
ProAssurance Corporation	8	185
Prosperity Bancshares Inc.	11	809
Radian Group Inc.	40	883
Renasant Corporation (a)	8	316
RLI Corp.	4	380
Rocket Companies, Inc. - Class A (a)	2	38
SEI Investments Co. (a)	16	962
Selective Insurance Group Inc. (a)	7	541
Signature Bank	6	1,411
Simmons First National Corp. - Class A (a)	14	404
SLM Corporation	56	1,176
South State Corp. (a)	6	499
Sterling Bancorp	37	913
Stewart Information Services Corp.	6	324
Stifel Financial Corp.	11	729
SVB Financial Group (a)	3	1,576
Synovus Financial Corp.	25	1,093
Texas Capital Bancshares, Inc. (a)	8	494
TFS Financial Corporation (a)	5	102
The PRA Group, Inc. (a)	8	291
Tradeweb Markets Inc. - Class A (a)	3	273
Trustmark Corp. (a)	7	216
Two Harbors Investment Corp. (b)	115	871
Ubiquiti Inc.	—	90
UMB Financial Corp. (a)	5	455
Umpqua Holdings Corp.	43	794
United Bankshares Inc. (a)	14	507
United Community Banks, Inc. (a)	5	145
Valley National Bancorp (a)	51	683
Virtu Financial Inc. - Class A (a)	7	197
Voya Financial, Inc.	12	744
Walker & Dunlop, Inc.	4	393
Washington Federal Inc. (a)	12	395
Webster Financial Corp.	13	701
WesBanco Inc. (a)	7	238
Western Alliance Bancorp	8	747
White Mountains Insurance Group Ltd	—	544
Wintrust Financial Corporation	9	649
Zions Bancorp	20	1,077
		73,177
Real Estate 13.2%
Acadia Realty Trust	18	388
Alexander & Baldwin Inc.	10	175
Alexandria Real Estate Equities Inc.	5	930
American Campus Communities Inc.	23	1,078
American Homes 4 Rent - Class A	23	902
Americold Realty Trust	5	196
Apartment Income REIT Corp.	22	1,032
Apartment Investment and Management Company - Class A (a)	12	79
Apollo Commercial Real Estate Finance, Inc.	30	484
Apple Hospitality REIT, Inc.	58	885
Brandywine Realty Trust	44	604
BrightSpire Capital Inc - Class A	13	126
Brixmor Property Group Inc.	61	1,402
Camden Property Trust	11	1,472
Chimera Investment Corporation	73	1,103
Columbia Property Trust Inc.	23	399
CoreCivic, Inc. (a)	63	656
CoreSite Realty Corporation	1	152
Corporate Office Properties Trust	18	494
Cousins Properties Incorporated	19	698
CubeSmart	18	847
Cushman & Wakefield PLC (a)	14	248
Cyrusone LLC (a)	9	632
DiamondRock Hospitality Co. (a)	58	560
DigitalBridge Group, Inc. - Class A (a) (b)	136	1,077
Diversified Healthcare Trust (a)	40	168
Douglas Emmett, Inc.	22	734
Duke Realty Corp.	32	1,533
EastGroup Properties Inc.	2	379
Empire State Realty Trust Inc. - Class A	43	520
EPR Properties (a)	19	1,013
Equity Commonwealth (a)	18	467
Equity Lifestyle Properties, Inc.	9	705
Extra Space Storage Inc.	9	1,495
Federal Realty Investment Trust	10	1,161
First Industrial Realty Trust, Inc.	11	553
Gaming and Leisure Properties, Inc. (a)	22	1,001
Global Net Lease Inc.	9	163
Healthcare Realty Trust Inc.	18	537
Healthcare Trust of America, Inc. - Class A	29	786
Highwoods Properties Inc.	18	817
Hudson Pacific Properties Inc.	28	778
Invesco Mortgage Capital Inc. (b)	157	614
Invitation Homes Inc.	50	1,872
JBG Smith Properties	14	442
Kennedy-Wilson Holdings Inc.	13	251
Kilroy Realty Corporation	15	1,074
Kimco Realty Corporation	87	1,824

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Kite Realty Naperville, LLC	14	318
Lamar Advertising Co. - Class A (a)	11	1,159
Lexington Realty Trust	37	440
Life Storage Inc.	8	861
Macerich Co.	94	1,722
Mack-Cali Realty Corporation (a)	17	291
Medical Properties Trust, Inc.	55	1,108
MGM Growth Properties LLC - Class A	7	265
National Health Investors, Inc.	6	375
National Retail Properties, Inc.	21	1,008
New York Mortgage Trust Inc. (a)	94	418
Office Properties Income Trust (a)	6	171
Omega Healthcare Investors, Inc.	32	1,157
OUTFRONT Media Inc. (a)	36	871
Paramount Group, Inc.	53	538
Pebblebrook Hotel Trust	40	950
PennyMac Mortgage Investment Trust	24	512
Physicians Realty Trust	27	500
Piedmont Office Realty Trust Inc. - Class A	23	421
PotlatchDeltic Corp. (a)	8	401
PS Business Parks, Inc.	2	295
Rayonier Inc.	13	470
Realogy Holdings Corp. (a)	45	828
Redwood Trust Inc.	42	506
Regency Centers Corp. (a)	23	1,497
Retail Opportunity Investments Corp. (a)	23	407
Retail Properties of America, Inc. - Class A	45	513
Rexford Industrial Realty, Inc.	3	192
RLJ III-EM Columbus Lessee, LLC	37	568
Ryman Hospitality Properties, Inc. (a)	8	658
Sabra Health Care REIT, Inc. (a)	37	678
SBA Communications Corporation (a)	1	447
Service Properties Trust (a)	39	492
SITE Centers Corp.	38	576
SL Green Realty Corp.	24	1,909
Spirit Realty Capital, Inc.	16	756
STAG Industrial, Inc.	13	483
Starwood Property Trust, Inc.	58	1,508
STORE Capital Corp.	23	805
Sun Communities Inc.	6	1,112
Sunstone Hotel Investors Inc. (a)	67	829
Tanger Factory Outlet Centers Inc.	39	734
The GEO Group, Inc. (a) (b)	79	562
The Howard Hughes Corporation (a)	6	558
UDR, Inc.	28	1,381
Uniti Group Inc. (a)	48	511
Urban Edge Properties	19	356
VICI Properties Inc.	50	1,536
W.P. Carey Inc.	18	1,358
Washington REIT	12	269
Weingarten Realty Investors	20	657
Xenia Hotels & Resorts Inc. (a)	20	376
		72,819
Information Technology 12.1%
ACI Worldwide, Inc. (a)	12	439
Advanced Energy Industries, Inc. (a)	2	178
Advanced Micro Devices, Inc. (a)	3	266
Akamai Technologies, Inc. (a)	8	900
Amkor Technology, Inc. (a)	17	401
ANSYS, Inc. (a)	3	1,180
Arista Networks, Inc. (a)	2	739
Aspen Technology, Inc. (a)	3	449
Autodesk, Inc. (a)	4	1,109
Avaya Holdings Corp. (a)	7	189
Belden Inc.	9	442
Benchmark Electronics, Inc.	6	158
Bentley Systems, Incorporated - Class B (a) (b)	—	8
Black Knight, Inc. (a)	7	549
Booz Allen Hamilton Holding Corporation - Class A	12	1,011
Broadridge Financial Solutions, Inc.	9	1,456
Brooks Automation Inc. (a)	2	166
CACI International Inc. - Class A (a)	4	911
Cadence Design Systems Inc. (a)	5	630
CDK Global, Inc. (a)	19	967
Ciena Corp. (a)	18	996
Cirrus Logic Inc. (a)	11	935
Cloudera, Inc. (a)	8	120
CMC Materials Inc. (a)	1	146
Cognex Corp. (a)	7	600
Cognyte Software Ltd (a)	3	73
Coherent Inc. (a)	3	753
CommScope Holding Company, Inc. (a)	59	1,254
Concentrix Solutions Corporation (a)	2	340
Conduent Inc. (a)	49	367
Cree, Inc. (a)	10	959
CSG Systems International, Inc. (a)	3	153
Diodes Inc. (a)	5	373
Dolby Laboratories, Inc. - Class A	6	622
Dropbox, Inc. - Class A (a)	10	291
EchoStar Corp. - Class A (a)	10	252
Entegris, Inc. (a)	5	642
EPAM Systems, Inc. (a)	1	660
Euronet Worldwide Inc. (a)	5	619
Fair Isaac Corporation (a)	1	574
FireEye, Inc. (a)	7	151
First Solar, Inc. (a)	12	1,130
FleetCor Technologies Inc. (a)	6	1,512
Fortinet, Inc. (a)	3	793
Gartner Inc. (a)	4	1,081
Genpact Limited	22	991
Global Payments Inc.	5	961
GoDaddy Inc. - Class A (a)	3	297
Guidewire Software, Inc. (a)	2	189
II-VI Incorporated (a)	6	426
Infinera Corporation (a)	14	146
Insight Enterprises, Inc. (a)	6	596
InterDigital Communications, Inc. (a)	5	381
IPG Photonics Corporation (a)	3	556
Itron Inc. (a)	5	455
J2 Cloud Services, LLC (a)	6	790
Jack Henry & Associates Inc. (a)	6	1,024
KBR, Inc.	25	950
Keysight Technologies, Inc. (a)	8	1,254
Knowles Corporation (a)	17	338
Littelfuse Inc. (a)	2	521
Liveramp, Inc. (a)	9	420
Lumentum Holdings Inc. (a)	3	235
Manhattan Associates Inc. (a)	4	536
Mantech International Corp. - Class A (a)	4	368
Marvell Technology, Inc.	23	1,319
MAXIMUS Inc.	8	732
Methode Electronics Inc.	3	158
MKS Instruments, Inc. (a)	5	932
Monolithic Power Systems Inc. (a)	—	173
National Instruments Corp. (a)	15	654
NCR Corp. (a)	26	1,185
NETGEAR, Inc. (a)	4	142
NetScout Systems, Inc. (a)	11	308
Nuance Communications, Inc. (a)	11	605
On Semiconductor Corporation (a)	30	1,141
OSI Systems Inc. (a)	2	163
Palo Alto Networks, Inc. (a)	1	384
PC Connection, Inc. (a)	2	85
Pegasystems Inc. (a)	1	199
Plantronics Inc. (a)	5	210
Plexus Corp. (a)	4	375
Power Integrations Inc. (a)	2	151
Progress Software Corp. (a)	4	163
PTC Inc. (a)	4	559
Pure Storage, Inc. - Class A (a)	9	171
Rackspace Technology, Inc. (a)	2	30
Sabre Corporation (a)	90	1,118
Sanmina Corp. (a)	11	415
ScanSource Inc. (a)	1	28
Science Applications International Corp.	10	887
Semtech Corp. (a)	2	164
ServiceNow, Inc. (a)	1	384
Silicon Laboratories Inc. (a)	3	516
SolarWinds Corporation (a)	7	111

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Splunk Inc. (a)	3	393
Square, Inc. - Class A (a)	1	337
SS&C Technologies Holdings, Inc. (a)	15	1,084
Stratasys, Inc. (a)	5	138
Super Micro Computer, Inc. (a)	8	293
Sykes Enterprises Inc. (a)	4	238
Synaptics Incorporated (a)	6	912
SYNNEX Corporation	4	536
Synopsys Inc. (a)	3	769
Teradata Corporation (a)	22	1,104
Teradyne Inc. (a)	11	1,497
Trimble Inc. (a)	19	1,519
TTM Technologies, Inc. (a)	28	405
Twilio Inc. - Class A (a)	1	326
Tyler Technologies Inc. (a)	1	432
Upstate Property Rentals, LLC (a)	2	177
Verint Systems Inc. (a)	3	153
VeriSign Inc. (a)	4	857
ViaSat, Inc. (a)	11	536
Viavi Solutions Inc. (a)	10	178
Vishay Intertechnology Inc.	26	575
Wex, Inc. (a)	3	509
Workday, Inc. - Class A (a)	2	581
Xperi Holding Corporation (a)	7	163
Zebra Technologies Corp. - Class A (a)	2	1,048
		67,200
Health Care 7.6%
ABIOMED, Inc. (a)	1	183
Acadia Healthcare Company, Inc. (a)	11	697
Align Technology Inc. (a)	2	1,005
Allscripts Healthcare Solutions, Inc. (a)	29	541
Alnylam Pharmaceuticals, Inc. (a)	2	303
Amedisys, Inc. (a)	1	310
AMN Healthcare Services, Inc. (a)	6	562
Avantor, Inc. (a)	5	183
BioMarin Pharmaceutical Inc. (a)	10	815
Bio-Rad Laboratories, Inc. - Class A (a)	1	844
Bio-Techne Corporation (a)	1	539
Bluebird Bio, Inc. (a)	5	166
Brookdale Senior Living Inc. (a)	50	396
Bruker Corp. (a)	8	590
Catalent Inc. (a)	4	476
Change Healthcare Inc. (a)	11	244
Charles River Laboratories International Inc. (a)	2	695
Chemed Corporation	1	571
Community Health Systems Inc. (a)	20	302
Cooper Cos. Inc.	3	1,174
Covetrus, Inc. (a)	17	450
DexCom Inc. (a)	—	192
Edwards Lifesciences Corporation (a)	7	770
Elanco Animal Health (a)	38	1,327
Emergent BioSolutions Inc. (a)	2	127
Encompass Health Corporation	10	814
Envista Holdings Corporation (a)	14	596
Exact Sciences Corporation (a)	1	162
Exelixis, Inc. (a)	9	168
Globus Medical Inc. - Class A (a)	5	382
Haemonetics Corp. (a)	4	282
Healthcare Services Group Inc. (a)	13	415
Hill-Rom Holdings Inc.	7	776
Hologic Inc. (a)	18	1,183
Horizon Therapeutics Public Limited Company (a)	2	218
ICU Medical, Inc. (a)	1	176
IDEXX Laboratories, Inc. (a)	—	186
Illumina, Inc. (a)	2	1,036
Incyte Corporation (a)	9	746
Integer Holdings Corporation (a)	2	171
Integra LifeSciences Holdings Corp. (a)	2	158
Ionis Pharmaceuticals Inc. (a)	5	214
LHC Group, Inc. (a)	2	361
LivaNova PLC (a)	2	197
Magellan Health Services Inc. (a)	6	545
Masimo Corp. (a)	2	427
Mednax, Inc. (a)	24	713
Mettler-Toledo International Inc. (a)	1	1,640
Moderna, Inc. (a)	1	226
Molina Healthcare, Inc. (a)	6	1,539
Myriad Genetics, Inc. (a)	16	480
National Healthcare Corp.	—	29
Nektar Therapeutics (a)	10	173
NuVasive Inc. (a)	3	177
OPKO Health, Inc. (a)	57	232
Owens & Minor Inc.	13	571
Patterson Cos. Inc. (a)	23	692
PerkinElmer Inc.	7	1,049
PPD, Inc. (a)	2	101
Premier Healthcare Solutions, Inc. - Class A	12	434
ResMed Inc.	6	1,555
Royalty Pharma PLC - Class A (a)	2	89
Sarepta Therapeutics, Inc. (a)	2	147
Seagen Inc. (a)	2	243
Select Medical Holdings Corporation	12	524
Steris Limited	7	1,395
Syneos Health, Inc. - Class A (a)	8	712
Teleflex Incorporated	2	908
Tenet Healthcare Corporation (a)	24	1,589
United Therapeutics Corporation (a)	9	1,594
Veeva Systems Inc. - Class A (a)	1	228
Vertex Pharmaceuticals Incorporated (a)	2	333
Waters Corp. (a)	4	1,294
West Pharmaceutical Services Inc.	2	786
		42,128
Materials 6.6%
Albemarle Corporation	13	2,160
Allegheny Technologies Incorporated (a)	38	795
AptarGroup, Inc.	5	719
Arconic Corporation (a)	16	554
ARD Holdings S.A. - Class A	1	37
Ashland Global Holdings Inc.	11	938
Avery Dennison Corp.	8	1,781
Avient Corporation	14	669
Axalta Coating Systems Ltd. (a)	25	773
Ball Corp.	18	1,495
Berry Global Group, Inc. (a)	15	968
Cabot Corp.	8	467
Carpenter Technology Corp.	13	518
Commercial Metals Co.	29	900
Compass Minerals International, Inc.	5	324
Crown Holdings Inc.	9	951
Domtar Corp. (a)	22	1,197
Eagle Materials Inc. (a)	6	837
Element Solutions, Inc.	28	658
FMC Corporation	8	903
Graphic Packaging Holding Company	60	1,093
Greif Inc. - Class A	5	306
H.B. Fuller Company	8	517
Hecla Mining Co.	55	407
Huntsman Corp.	23	611
Innospec Inc. (a)	3	263
Kaiser Aluminum Corporation (a)	3	382
Kraton Corporation (a)	4	136
Louisiana-Pacific Corp.	19	1,124
Minerals Technologies Inc.	4	308
NewMarket Corp.	1	313
O-I Glass, Inc. (a)	50	814
Olin Corporation	42	1,950
PQ Group Holdings Inc. (a)	6	86
Quaker Chemical Corp.	—	110
Reynolds Group Holdings Limited (a)	6	87
Royal Gold Inc. (a)	4	458
RPM International Inc.	12	1,056
Schnitzer Steel Industries Inc. - Class A (a)	4	212
Schweitzer-Mauduit International Inc.	5	220
Scotts Miracle-Gro Co.	3	642
Sealed Air Corporation	28	1,634
Sensient Technologies Corporation	6	524
Silgan Holdings Inc. (a)	13	537
Sonoco Products Co.	13	837

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Stepan Co.	2	279
Summit Materials, Inc. - Class A (a)	18	638
The Chemours Company	33	1,138
Trinseo S.A.	10	608
W. R. Grace & Co.	9	638
Warrior Met Coal, Inc.	19	327
Worthington Industries Inc.	7	410
		36,309
Communication Services 5.1%
AMC Entertainment Holdings, Inc. - Class A (a)	97	5,527
AMC Networks, Inc. - Class A (a)	14	928
ANGI Homeservices Inc. - Class A (a)	3	34
Cable One, Inc.	—	381
Cinemark Holdings, Inc. (a)	48	1,048
Clear Channel Outdoor Holdings, Inc. (a)	72	191
Gray Television, Inc.	16	371
iHeartMedia, Inc. - Class A (a)	19	522
Interpublic Group of Cos. Inc.	67	2,174
John Wiley & Sons Inc. - Class A	7	406
Liberty Broadband Corp. - Series C (a)	9	1,603
Liberty Latin America Ltd. - Class C (a)	33	462
Liberty Media Corporation - Series C (a)	20	964
Lions Gate Entertainment Corp. - Class A (a)	36	740
Live Nation Entertainment, Inc. (a)	7	570
Lyft, Inc. - Class A (a)	6	368
Madison Square Garden Entertainment Corp. - Class A (a)	2	164
Match Group Holdings II, LLC (a)	8	1,335
Meredith Corporation (a)	16	674
Netflix, Inc. (a)	1	760
New York Times Co. - Class A	9	378
Nexstar Media Group, Inc. - Class A (a)	6	836
Pinterest, Inc. - Class A (a)	4	311
Scholastic Corp. (a)	5	181
Sinclair Broadcast Group Inc. - Class A (a)	19	647
Sirius XM Holdings Inc. (a) (b)	31	202
Snap Inc. - Class A (a)	10	708
Take-Two Interactive Software Inc. (a)	5	856
TEGNA Inc.	35	656
Telephone & Data Systems Inc.	27	614
The Madison Square Garden Company - Class A (a)	2	298
TripAdvisor Inc. (a)	17	700
Twitter, Inc. (a)	15	999
US Cellular Corp. (a)	4	144
Yelp Inc. (a)	7	289
Zillow Group, Inc. - Class C (a)	5	553
Zynga Inc. - Class A (a)	60	634
		28,228
Energy 4.7%
Antero Midstream Corporation	13	140
Antero Resources Corporation (a)	62	926
Apa Corp. (a)	14	305
Arch Resources, Inc. - Class A (a)	4	219
Archrock, Inc.	30	265
Cabot Oil & Gas Corp.	53	933
Callon Petroleum Company (a)	32	1,846
Centennial Resource Development, LLC - Class A (a)	145	982
ChampionX Corporation (a)	26	680
Cheniere Energy, Inc. (a)	7	647
Cimarex Energy Co.	19	1,369
CNX Resources Corporation (a)	66	907
CVR Energy, Inc. (a)	16	281
Delek US Holdings, Inc. (a)	35	747
Devon Energy Corporation	35	1,019
Dril-Quip Inc. (a)	7	233
EQT Corporation (a)	85	1,896
Equitrans Midstream Corp.	55	469
Green Plains Renewable Energy Inc. (a)	8	257
Helix Energy Solutions Group, Inc. (a)	31	177
Helmerich & Payne Inc.	28	905
Kosmos Energy Ltd. (a)	133	461
Magnolia Oil & Gas Corp. - Class A (a)	26	414
Matador Resources Co.	6	216
Murphy Oil Corporation	43	1,010
Nabors Industries Ltd (a)	7	813
Oasis Petroleum Inc. (a)	4	428
Oceaneering International, Inc. (a)	35	546
Patterson-UTI Energy Inc. (a)	91	901
PDC Energy, Inc. (a)	22	1,008
Range Resources Corporation (a)	78	1,310
Reg Biofuels, LLC (a)	8	512
SM Energy Company	77	1,898
Southwestern Energy Co. (a)	127	720
Whiting Petroleum Corporation (a)	10	521
		25,961
Consumer Staples 3.5%
B&G Foods, Inc. (b)	16	532
Boston Beer Co. Inc. - Class A (a)	—	334
Brown-Forman Corp. - Class B	8	584
Cal-Maine Foods Inc. (a)	9	325
Casey's General Stores Inc. (a)	6	1,079
Central Garden & Pet Co. - Class A (a)	6	304
Darling Ingredients Inc. (a)	15	1,029
Del Monte Fresh Produce Company	5	162
Edgewell Personal Care Colombia S A S	13	582
Flowers Foods Inc.	28	680
Hain Celestial Group Inc. (a)	12	486
Herbalife Nutrition Ltd. (a)	10	509
Ingles Markets Inc. - Class A (a)	3	175
J&J Snack Foods Corp. (a)	2	347
Lamb Weston Holdings Inc.	7	556
Lancaster Colony Corp. (a)	2	417
McCormick & Co. Inc.	16	1,448
National Beverage Corp. (a)	2	116
Nomad Foods Limited (a)	19	536
Nu Skin Enterprises, Inc. - Class A	11	629
Performance Food Group, Inc. (a)	26	1,267
Post Holdings, Inc. (a)	8	868
PriceSmart Inc. (a)	3	319
Rite Aid Corporation (a)	48	780
Sanderson Farms Inc. (a)	6	1,152
Seaboard Corp.	—	108
Spectrum Brands Legacy, Inc.	7	605
Sprouts Farmers Market, Inc. (a)	40	991
The Andersons, Inc. (a)	3	87
Treehouse Foods, Inc. (a)	13	585
United Natural Foods Inc. (a)	24	873
Universal Corp.	4	223
USANA Health Sciences, Inc. (a)	3	272
Vector Group Ltd.	21	291
Weis Markets Inc.	3	139
		19,390
Utilities 2.5%
ALLETE, Inc.	8	594
Atmos Energy Corp.	16	1,581
Avista Corporation	11	459
Black Hills Corporation	10	651
Clearway Energy, Inc. - Class C	13	342
Essential Utilities, Inc.	18	826
Hawaiian Electric Industries Inc.	13	530
IDACORP Inc.	7	667
MDU Resources Group Inc.	28	892
National Fuel Gas Company	13	696
New Jersey Resources Corp.	13	507
NorthWestern Corp. (a)	8	493
NRG Energy, Inc.	18	714
OGE Energy Corp.	33	1,101
One Gas, Inc.	7	538
Ormat Technologies Inc.	4	287
Otter Tail Corp. (a)	1	66
PNM Resources, Inc.	12	562
Portland General Electric Co.	18	827
South Jersey Industries Inc.	19	484
Southwest Gas Corp.	9	604

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Spire, Inc.	8	588
		14,009
Total Common Stocks (cost $428,579)		554,589
SHORT TERM INVESTMENTS 1.1%
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	3,568	3,568
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	2,287	2,287
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.03%, 05/19/22 (e) (f)	69	69
Total Short Term Investments (cost $5,924)		5,924
Total Investments 101.3% (cost $434,503)		560,513
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (1.3)%		(7,059)
Total Net Assets 100.0%		553,458

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(e)  All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	4	September 2021	462	1	—
S&P MidCap 400 Index	12	September 2021	3,204	3	27
				4	27

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	554,589	—	—	554,589
Short Term Investments	5,855	69	—	5,924
	560,444	69	—	560,513
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	27	—	—	27
	27	—	—	27
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.3%
Consumer Discretionary 16.8%
Abercrombie & Fitch Co. - Class A (a)	56	2,581
Adient Public Limited Company (a)	41	1,833
Adtalem Global Education Inc. (a)	20	719
Advance Auto Parts, Inc.	6	1,324
American Axle & Manufacturing Holdings, Inc. (a)	78	810
American Eagle Outfitters, Inc. (b)	132	4,951
Aramark	15	565
Asbury Automotive Group, Inc. (a)	8	1,412
AutoNation, Inc. (a)	20	1,940
AutoZone Inc. (a)	2	2,876
Bed Bath & Beyond Inc. (a)	182	6,069
Best Buy Co. Inc.	96	11,016
Big Lots Inc.	10	669
Bloomin' Brands, Inc. (a)	50	1,345
BorgWarner Inc.	17	841
Bright Horizons Family Solutions Inc. (a)	4	651
Brinker International Inc. (a)	45	2,764
Brunswick Corp.	11	1,091
Buckle Inc.	20	973
Burlington Stores Inc. (a)	3	1,048
Callaway Golf Co. (a)	9	309
Capri Holdings Limited (a)	6	366
CarMax Inc. (a)	8	984
Carnival Plc (a)	119	3,137
Carter's Inc. (a)	17	1,722
Cheesecake Factory Inc. (a)	39	2,128
Childrens Place Retail Stores Inc. (a)	4	346
Chipotle Mexican Grill Inc. (a)	4	6,942
Churchill Downs Inc. (a)	8	1,582
Core-Mark Holding Co. Inc. (a)	7	336
Cracker Barrel Old Country Store, Inc. (a)	11	1,656
D.R. Horton, Inc.	13	1,199
Dana Holding Corp.	60	1,431
Darden Restaurants Inc.	16	2,352
Dave & Buster's Entertainment Inc. (a)	7	303
Deckers Outdoor Corp. (a)	9	3,547
Designer Brands Inc. - Class A (a)	57	938
Dick's Sporting Goods Inc.	26	2,627
Dillard's Inc. - Class A	4	754
Dollar Tree Inc. (a)	17	1,737
Domino's Pizza, Inc.	9	4,080
Dorman Products Inc. (a)	5	498
eBay Inc. (a)	173	12,152
Five Below, Inc. (a)	3	582
Foot Locker, Inc.	65	4,015
Ford Motor Company (a)	1,435	21,331
GameStop Corp. - Class A (a) (b)	9	1,872
Gap Inc.	182	6,135
General Motors Company (a)	428	25,330
Gentex Corp. (a)	44	1,441
Genuine Parts Co.	13	1,652
G-III Apparel Group, Ltd. (a)	21	698
Graham Holdings Co. - Class B	1	472
Grand Canyon Education, Inc. (a)	4	402
Group 1 Automotive Inc.	9	1,323
Groupon, Inc. (a)	7	297
Guess Inc.	28	733
H & R Block, Inc.	73	1,724
Hanesbrands Inc.	100	1,872
Harley-Davidson, Inc.	17	791
Hasbro, Inc. (a)	12	1,110
Helen of Troy Ltd (a)	2	506
Hilton Grand Vacations Inc. (a)	10	414
Hilton Worldwide Holdings Inc. (a)	21	2,563
International Game Technology PLC	52	1,246
Jack in the Box Inc. (a)	18	2,011
KB Home	7	291
Kohl's Corporation	77	4,241
Kontoor Brands, Inc.	23	1,288
L Brands, Inc.	82	5,878
Las Vegas Sands Corp. (a)	38	2,005
La-Z-Boy Inc.	14	534
Lear Corporation	14	2,375
Leggett & Platt Inc.	32	1,670
Lennar Corporation - Class A	11	1,116
Lithia Motors Inc. - Class A	7	2,468
LKQ Corporation (a)	9	437
Lowe`s Companies, Inc.	104	20,140
Macy's, Inc. (a)	263	4,982
Marriott International, Inc. - Class A (a)	23	3,127
Marriott Vacations Worldwide Corporation (a)	2	344
Mattel, Inc. (a)	18	367
McDonald's Corporation	86	19,893
MDC Holdings Inc.	19	963
Meritage Homes Corporation (a)	11	1,020
MGM Resorts International	18	787
Mohawk Industries Inc. (a)	2	368
Murphy USA Inc.	14	1,897
Newell Brands Inc.	26	716
NIKE, Inc. - Class B	108	16,672
Nordstrom Inc. (a) (b)	69	2,530
Norwegian Cruise Line Holdings Ltd. (a)	14	403
NVR, Inc. (a)	1	3,546
Office Depot, Inc. (a)	19	917
O'Reilly Automotive, Inc. (a)	9	4,825
Penn National Gaming Inc. (a)	19	1,422
Penske Automotive Group, Inc.	10	789
Pool Corporation (a)	9	3,921
Pulte Homes Inc.	35	1,915
PVH Corp. (a)	8	830
Qurate Retail, Inc. - Series A (a)	154	2,014
Ralph Lauren Corp. - Class A	10	1,180
Red Rock Resorts, Inc. - Class A (a)	11	481
Ross Stores Inc. (a)	16	2,027
Royal Caribbean Cruises Ltd.	9	742
Sally Beauty Holdings, Inc. (a)	82	1,807
Seaworld Entertainment, Inc. (a)	29	1,435
Service Corp. International	16	847
Signet Jewelers Limited (a)	42	3,421
Six Flags Operations Inc.	37	1,581
Sonic Automotive, Inc. - Class A	12	534
Starbucks Corporation (a)	177	19,757
Steven Madden Ltd. (a)	18	771
Tapestry Inc. (a)	14	608
Target Corporation	151	36,553
Taylor Morrison Home II Corporation - Class A (a)	28	728
Tempur Sealy International, Inc.	31	1,208
Terminix Global Hldgs Inc. (a)	21	1,001
Tesla Inc. (a)	30	20,303
Texas Roadhouse Inc. - Class A (a)	14	1,354
The Goodyear Tire & Rubber Company (a)	147	2,526
The Home Depot, Inc.	98	31,376
The Wendy's Company	115	2,691
Thor Industries Inc.	13	1,429
TJX Cos. Inc.	103	6,915
Toll Brothers Inc.	6	318
TopBuild Corp. (a)	2	414
Tractor Supply Co. (a)	25	4,645
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	1,458
Under Armour Inc. - Class A (a)	19	396
Urban Outfitters Inc. (a)	33	1,379
Vail Resorts, Inc. (a)	6	2,028
VF Corp.	25	2,081
Vista Outdoor Inc. (a)	9	422
Visteon Corporation (a)	14	1,637
Whirlpool Corporation	17	3,732
Williams-Sonoma Inc.	40	6,342
Wyndham Destinations, Inc.	4	246
Wyndham Hotels & Resorts, Inc.	4	285
Yum! Brands, Inc.	46	5,245
		463,718
Information Technology 15.9%
Accenture Public Limited Company - Class A	24	7,042
ADS Alliance Data Systems, Inc.	20	2,071
Amdocs Limited	17	1,311

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Amkor Technology, Inc. (a)	25	599
Amphenol Corp. - Class A	23	1,596
ANSYS, Inc. (a)	5	1,705
Apple Inc. (a)	421	57,701
Applied Materials Inc. (a)	108	15,375
Arista Networks, Inc. (a)	3	1,231
Arrow Electronics, Inc. (a)	22	2,494
Aspen Technology, Inc. (a)	2	256
Automatic Data Processing Inc. (a)	13	2,627
Avnet, Inc. (a)	37	1,488
Benchmark Electronics, Inc.	10	272
Black Knight, Inc. (a)	9	692
Booz Allen Hamilton Holding Corporation - Class A	42	3,557
Broadcom Inc. (a)	29	14,019
Broadridge Financial Solutions, Inc.	25	4,112
Brooks Automation Inc. (a)	4	359
CACI International Inc. - Class A (a)	4	959
CDK Global, Inc. (a)	21	1,043
CDW Corp. (a)	5	799
Cirrus Logic Inc. (a)	7	592
Cisco Systems, Inc. (a)	132	6,973
Citrix Systems Inc. (a)	16	1,924
Cognizant Technology Solutions Corp. - Class A (a)	21	1,432
Coherent Inc. (a)	1	325
CommScope Holding Company, Inc. (a)	24	512
Conduent Inc. (a)	57	428
Corning Incorporated	210	8,585
Cree, Inc. (a)	21	2,024
Dell Technology Inc. - Class C (a)	11	1,107
Dolby Laboratories, Inc. - Class A	12	1,184
DXC Technology Company (a)	75	2,904
Entegris, Inc. (a)	8	1,015
EPAM Systems, Inc. (a)	3	1,634
F5 Networks, Inc. (a)	8	1,510
Fair Isaac Corporation (a)	2	1,154
Fidelity National Information Services, Inc.	4	508
First Solar, Inc. (a)	7	596
Fiserv, Inc. (a)	9	993
Flex Ltd. (a)	78	1,401
Gartner Inc. (a)	7	1,618
Genpact Limited	47	2,150
Hewlett Packard Enterprise Company	474	6,913
HP Inc.	212	6,392
Insight Enterprises, Inc. (a)	10	1,050
International Business Machines Corporation	242	35,435
Intuit Inc. (a)	15	7,527
J2 Cloud Services, LLC (a)	2	294
Jabil Inc.	34	1,993
Jack Henry & Associates Inc. (a)	14	2,281
Juniper Networks, Inc.	133	3,628
KBR, Inc.	30	1,140
KLA-Tencor Corp. (a)	18	5,804
Lam Research Corp. (a)	14	9,086
Littelfuse Inc. (a)	2	394
Manhattan Associates Inc. (a)	9	1,286
Mantech International Corp. - Class A (a)	5	474
MasterCard Incorporated - Class A	16	5,726
Maxim Integrated Products, Inc. (a)	27	2,869
MAXIMUS Inc.	15	1,306
Microchip Technology Incorporated (a)	10	1,551
Micron Technology, Inc. (a)	44	3,697
Motorola Solutions Inc.	33	7,125
NCR Corp. (a)	31	1,409
NetApp, Inc. (a)	23	1,907
NetScout Systems, Inc. (a)	17	494
NortonLifelock Inc. (a)	75	2,040
Nuance Communications, Inc. (a)	17	953
NVIDIA Corporation (a)	26	20,819
On Semiconductor Corporation (a)	19	720
Oracle Corporation	331	25,744
Palo Alto Networks, Inc. (a)	5	2,011
Paychex Inc. (a)	24	2,539
Paypal Holdings, Inc. (a)	45	13,227
Plexus Corp. (a)	4	407
PTC Inc. (a)	6	919
Qorvo, Inc. (a)	5	1,035
Qualcomm Incorporated (a)	155	22,170
Sabre Corporation (a) (b)	60	753
Sanmina Corp. (a)	16	635
Seagate Technology Holdings Public Limited Company (a)	125	11,026
Skyworks Solutions, Inc. (a)	12	2,384
Square, Inc. - Class A (a)	23	5,527
Synaptics Incorporated (a)	7	1,050
SYNNEX Corporation	8	1,010
Teradata Corporation (a)	30	1,516
Teradyne Inc. (a)	23	3,045
Texas Instruments Incorporated (a)	91	17,484
The Western Union Company	61	1,412
Trimble Inc. (a)	13	1,086
Twilio Inc. - Class A (a)	9	3,625
Tyler Technologies Inc. (a)	1	475
VeriSign Inc. (a)	3	759
Visa Inc. - Class A	40	9,270
Vishay Intertechnology Inc.	46	1,029
Western Digital Corporation (a)	40	2,863
Workday, Inc. - Class A (a)	10	2,406
Xerox Holdings Corporation	40	937
Xilinx, Inc. (a)	14	2,049
Zebra Technologies Corp. - Class A (a)	3	1,715
		436,298
Consumer Staples 11.7%
Altria Group, Inc.	209	9,982
Archer-Daniels-Midland Company	121	7,355
B&G Foods, Inc. (b)	28	904
Boston Beer Co. Inc. - Class A (a)	3	3,499
Brown-Forman Corp. - Class B	28	2,097
Bunge Limited	61	4,766
Cal-Maine Foods Inc. (a)	11	399
Campbell Soup Company	24	1,093
Casey's General Stores Inc. (a)	10	1,926
Central Garden & Pet Co. - Class A (a)	12	594
Church & Dwight Co. Inc.	36	3,103
Coca-Cola European Partners PLC	17	1,028
Colgate-Palmolive Co.	91	7,393
ConAgra Brands Inc.	41	1,507
Constellation Brands, Inc. - Class A	15	3,452
Costco Wholesale Corporation (a)	39	15,253
Coty Inc. - Class A (a)	12	109
Darling Ingredients Inc. (a)	24	1,593
Dollar General Corporation	47	10,078
Edgewell Personal Care Colombia S A S	28	1,234
Estee Lauder Cos. Inc. - Class A	22	7,025
Flowers Foods Inc.	42	1,017
General Mills, Inc.	74	4,524
Hain Celestial Group Inc. (a)	20	785
Herbalife Nutrition Ltd. (a)	21	1,123
Hershey Co.	14	2,413
Hormel Foods Corp.	24	1,123
Ingles Markets Inc. - Class A (a)	5	303
Ingredion Inc.	8	761
J&J Snack Foods Corp. (a)	3	440
JM Smucker Co.	14	1,851
Kellogg Co.	38	2,448
Keurig Dr Pepper Inc. (a)	33	1,170
Kimberly-Clark Corporation	33	4,434
Kraft Heinz Foods Company (a)	131	5,328
Lamb Weston Holdings Inc.	12	957
Lancaster Colony Corp. (a)	4	696
McCormick & Co. Inc.	21	1,859
Molson Coors Beverage Company - Class B (a)	14	760
Mondelez International, Inc. - Class A (a)	59	3,658
Monster Beverage 1990 Corporation (a)	18	1,657
Nomad Foods Limited (a)	25	697
Nu Skin Enterprises, Inc. - Class A	20	1,119
PepsiCo, Inc. (a)	175	25,886
Performance Food Group, Inc. (a)	41	2,000
Philip Morris International Inc.	219	21,702
Post Holdings, Inc. (a)	6	645
PriceSmart Inc. (a)	4	368

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Procter & Gamble Co. (a)	186	25,117
Rite Aid Corporation (a)	70	1,139
Sanderson Farms Inc. (a)	9	1,750
Sprouts Farmers Market, Inc. (a)	69	1,722
Sysco Corp.	102	7,895
The Clorox Company	12	2,241
The Coca-Cola Company	448	24,260
The Kroger Co.	421	16,128
Treehouse Foods, Inc. (a)	15	672
Tyson Foods Inc. - Class A	71	5,205
United Natural Foods Inc. (a)	51	1,872
Universal Corp.	5	287
US Foods Holding Corp. (a)	39	1,484
USANA Health Sciences, Inc. (a)	3	337
Vector Group Ltd.	22	308
Walgreens Boots Alliance, Inc. (a)	264	13,884
Walmart Inc.	315	44,439
		322,854
Health Care 11.7%
Abbott Laboratories	69	8,019
AbbVie Inc.	55	6,182
Acadia Healthcare Company, Inc. (a)	4	276
Agilent Technologies, Inc.	12	1,757
Alexion Pharmaceuticals Inc. (a)	8	1,524
Align Technology Inc. (a)	6	3,400
Amedisys, Inc. (a)	3	757
Amgen Inc. (a)	39	9,434
AMN Healthcare Services, Inc. (a)	7	727
Anthem Inc.	23	8,891
Avantor, Inc. (a)	28	986
Baxter International Inc.	57	4,617
Becton, Dickinson and Company	8	2,039
Biogen Inc. (a)	10	3,590
Bio-Rad Laboratories, Inc. - Class A (a)	2	1,359
Bio-Techne Corporation (a)	2	1,010
Bristol-Myers Squibb Company	130	8,661
Brookdale Senior Living Inc. (a)	57	449
Bruker Corp. (a)	7	541
Cardinal Health, Inc.	91	5,185
Catalent Inc. (a)	16	1,739
Cerner Corp. (a)	18	1,374
Change Healthcare Inc. (a)	11	262
Charles River Laboratories International Inc. (a)	3	1,118
Chemed Corporation	3	1,619
Cooper Cos. Inc.	3	1,275
CVS Health Corporation	306	25,568
Danaher Corporation	55	14,682
DaVita Inc. (a)	30	3,570
Dentsply Sirona Inc.	27	1,689
Elanco Animal Health (a)	27	923
Eli Lilly & Co.	36	8,274
Encompass Health Corporation	18	1,378
Envista Holdings Corporation (a)	8	356
Gilead Sciences, Inc. (a)	338	23,258
HCA Healthcare, Inc.	35	7,148
Healthcare Services Group Inc. (a)	24	753
Henry Schein Inc. (a)	15	1,102
Horizon Therapeutics Public Limited Company (a)	12	1,167
Humana Inc.	12	5,244
IDEXX Laboratories, Inc. (a)	5	3,244
Intuitive Surgical, Inc. (a)	5	4,192
IQVIA Inc. (a)	7	1,696
Johnson & Johnson	202	33,278
Laboratory Corporation of America Holdings (a)	7	2,026
Magellan Health Services Inc. (a)	11	1,036
Masimo Corp. (a)	4	1,056
McKesson Corporation	40	7,669
Mednax, Inc. (a)	41	1,244
Merck & Co., Inc.	295	22,972
Mettler-Toledo International Inc. (a)	3	3,912
Moderna, Inc. (a)	20	4,620
Molina Healthcare, Inc. (a)	9	2,311
Myriad Genetics, Inc. (a)	32	984
Organon & Co. (a)	30	905
Owens & Minor Inc.	34	1,421
Patterson Cos. Inc. (a)	30	927
PerkinElmer Inc.	7	1,061
Pfizer Inc.	629	24,630
PPD, Inc. (a)	6	263
Premier Healthcare Solutions, Inc. - Class A	13	469
Quest Diagnostics Incorporated	15	1,978
ResMed Inc.	17	4,281
Select Medical Holdings Corporation	23	993
Steris Limited	7	1,369
Teleflex Incorporated	3	1,172
Tenet Healthcare Corporation (a)	53	3,526
Thermo Fisher Scientific Inc.	15	7,661
United Therapeutics Corporation (a)	14	2,501
Universal Health Services Inc. - Class B	3	372
Waters Corp. (a)	5	1,692
West Pharmaceutical Services Inc.	7	2,408
Zoetis Inc. - Class A	10	1,924
		321,696
Financials 11.5%
Affiliated Managers Group, Inc.	14	2,118
AFLAC Incorporated	44	2,373
Alleghany Corp. (a)	—	295
Ally Financial Inc.	113	5,622
American Express Co. (a)	23	3,786
American Financial Group, Inc.	2	294
American International Group Inc.	215	10,229
Ameriprise Financial, Inc.	5	1,134
Annaly Capital Management Inc.	207	1,839
Arthur J Gallagher & Co.	17	2,353
Artisan Partners Asset Management Inc. - Class A	12	616
Bank of America Corp.	290	11,968
Bank OZK (a)	6	252
Berkshire Hathaway Inc. - Class B (a)	71	19,637
BlackRock, Inc.	5	4,783
Blackstone Mortgage Trust, Inc. - Class A	26	840
Brighthouse Financial, Inc. (a)	30	1,361
Brown & Brown Inc.	29	1,516
Capital One Financial Corporation	120	18,493
Capitol Federal Financial (a)	25	300
Chubb Limited	29	4,585
Cincinnati Financial Corporation	6	648
CIT Group Inc.	37	1,924
Citigroup Inc.	259	18,302
Citizens Financial Group Inc.	20	911
CME Group Inc. - Class A (a)	15	3,262
CNO Financial Group, Inc.	43	1,027
Comerica Inc.	6	432
Discover Financial Services	44	5,155
East West Bancorp, Inc.	8	547
Equitable Holdings, Inc.	15	450
Erie Indemnity Company - Class A (a)	2	363
Evercore Inc. - Class A	8	1,124
FactSet Research Systems Inc.	2	630
Federated Investors, Inc. - Class B	19	628
Fidelity National Financial, Inc. - Class A	35	1,508
Fifth Third Bancorp (a)	28	1,059
First American Financial Corporation	26	1,617
First Horizon National Corporation	29	507
First Republic Bank	10	1,892
FirstCash, Inc. (a)	7	522
Franklin Resources Inc.	130	4,164
Genworth Financial, Inc. - Class A (a)	295	1,151
Hanover Insurance Group Inc.	8	1,030
Houlihan Lokey Inc. - Class A	11	906
Huntington Bancshares Incorporated (a)	35	499
Interactive Brokers Group, Inc. - Class A (a)	6	414
Intercontinental Exchange, Inc.	23	2,741
Invesco Ltd.	124	3,314
Jefferies Financial Group Inc.	35	1,180
JPMorgan Chase & Co.	115	17,959
Kemper Corp.	5	396
KeyCorp	35	718
Ladder Capital Corp - Class A	24	277
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Lincoln National Corporation	56	3,523
Loews Corp.	36	1,962
LPL Financial Holdings Inc. (a)	23	3,090
M&T Bank Corporation	4	650
Markel Corporation (a)	—	567
MarketAxess Holdings Inc. (a)	2	853
Marsh & McLennan Companies, Inc.	47	6,618
Mercury General Corp.	12	775
MetLife, Inc.	90	5,376
MFA Financial, Inc.	171	784
Moelis & Company LLC - Class A	9	526
Moody's Corp.	5	1,806
Morgan Stanley	57	5,208
Morningstar Inc. (a)	5	1,210
MSCI Inc. - Class A	10	5,078
NASDAQ Inc. (a)	1	243
Navient Corporation (a)	87	1,684
New York Community Bancorp Inc. - Series A	44	485
Old Republic International Corp.	31	780
PacWest Bancorp (a)	28	1,132
People's United Financial Inc. (a)	22	382
Pinnacle Financial Partners, Inc. (a)	4	335
Principal Financial Group, Inc. (a)	10	606
ProAssurance Corporation	9	212
Progressive Corp.	56	5,535
Prudential Financial Inc.	54	5,540
Raymond James Financial Inc.	4	562
Regions Financial Corporation	45	905
Reinsurance Group of America, Incorporated	2	247
RLI Corp.	6	584
S&P Global Inc.	7	3,035
Santander Consumer USA Holdings Inc.	24	875
SEI Investments Co. (a)	18	1,116
Signature Bank	3	765
SLM Corporation	21	450
South State Corp. (a)	4	290
Stewart Information Services Corp.	7	371
Stifel Financial Corp.	5	336
SVB Financial Group (a)	3	1,751
Synchrony Financial	50	2,450
Synovus Financial Corp.	7	321
T. Rowe Price Group, Inc. (a)	29	5,685
The Allstate Corporation	69	9,000
The Blackstone Group Inc. - Class A	54	5,200
The Charles Schwab Corporation	58	4,251
The Goldman Sachs Group, Inc.	29	10,847
The Hartford Financial Services Group, Inc.	13	799
The PNC Financial Services Group, Inc.	16	3,039
The PRA Group, Inc. (a)	8	308
The Travelers Companies, Inc.	63	9,492
Truist Financial Corporation	52	2,890
Two Harbors Investment Corp. (b)	155	1,170
U.S. Bancorp	51	2,895
Unum Group	52	1,475
Valley National Bancorp (a)	20	266
Virtu Financial Inc. - Class A (a)	22	595
Voya Financial, Inc.	17	1,065
W. R. Berkley Corporation	7	511
Webster Financial Corp.	4	233
Wells Fargo & Company	307	13,903
Western Alliance Bancorp	5	466
White Mountains Insurance Group Ltd	1	1,219
Willis Towers Watson Public Limited Company	6	1,425
Zions Bancorp	7	373
		317,776
Industrials 11.2%
3M Company	68	13,414
AAR Corp. (a)	10	382
ABM Industries Incorporated	18	783
Acuity Brands, Inc.	8	1,428
AECOM (a)	29	1,811
AGCO Corp.	21	2,706
Alaska Air Group Inc. (a)	4	237
Allegiant Travel Company (a)	3	608
Allison Systems, Inc.	29	1,146
AMERCO (a)	2	1,201
American Airlines Group Inc. (a)	48	1,010
AMETEK, Inc.	8	1,130
AO Smith Corp.	27	1,916
Apogee Enterprises, Inc. (a)	8	332
Applied Industrial Technologies, Inc.	3	314
Arcbest Corporation (a)	3	201
Arcosa, Inc.	9	520
Armstrong World Industries, Inc.	5	519
ASGN Incorporated (a)	2	243
Atlas Air Worldwide Holdings, Inc. (a)	15	990
Avis Budget Group, Inc. (a)	66	5,175
Boise Cascade Company	16	915
Builders FirstSource, Inc. (a)	13	541
BWXT Government Group, Inc.	13	774
C.H. Robinson Worldwide, Inc. (a)	37	3,500
Carlisle Cos. Inc.	2	325
Carrier Global Corporation	34	1,656
Caterpillar Inc.	30	6,639
Cintas Corp. (a)	9	3,488
Copart Inc. (a)	42	5,582
Covanta Holding Corporation	36	629
Crane Co.	7	619
CSX Corp. (a)	221	7,084
Cummins Inc.	22	5,329
Curtiss-Wright Corp.	5	570
Deere & Company	11	3,853
Delta Air Lines, Inc. (a)	16	689
Deluxe Corp.	15	730
Donaldson Co. Inc.	14	872
Dover Corporation	5	778
Dycom Industries, Inc. (a)	5	391
Eaton Corporation Public Limited Company	15	2,218
EMCOR Group, Inc.	3	339
Emerson Electric Co.	78	7,494
Encore Wire Corp. (a)	3	257
Equifax Inc.	10	2,480
Expeditors International of Washington Inc. (a)	40	5,007
Fastenal Co. (a)	31	1,632
FedEx Corporation	10	2,848
Fluor Corp. (a)	70	1,241
Fortune Brands Home & Security, Inc.	7	650
Franklin Electric Co. Inc. (a)	4	345
FTI Consulting Inc. (a)	13	1,714
GATX Corporation	7	653
Generac Holdings Inc. (a)	14	5,918
General Electric Company	1,174	15,808
GMS Inc. (a)	8	402
Graco Inc.	24	1,816
Granite Construction Incorporated	16	663
Greenbrier Cos. Inc.	14	622
Hawaiian Holdings, Inc. (a)	33	797
Herman Miller Inc. (a)	16	767
Hexcel Corp. (a)	13	810
Hillenbrand Inc.	10	439
HNI Corp.	7	293
Honeywell International Inc. (a)	27	5,815
Howmet Aerospace Inc. (a)	13	464
HUB Group Inc. - Class A (a)	10	683
Hubbell Inc.	2	416
Huntington Ingalls Industries Inc.	1	204
Hyster-Yale Materials Handling Inc. - Class A	4	275
IDEX Corporation	9	2,031
IHS Markit Ltd.	31	3,444
Illinois Tool Works Inc.	20	4,511
Insperity, Inc.	3	313
ITT Industries Holdings, Inc.	9	862
Jacobs Engineering Group Inc.	23	3,059
JB Hunt Transport Services Inc. (a)	10	1,588
JetBlue Airways Corporation (a)	79	1,333
Johnson Controls International Public Limited Company	27	1,836
Kansas City Southern	4	1,015
KAR Auction Services, Inc. (a)	30	521

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Kennametal Inc.	7	268
Knight-Swift Transportation Holdings Inc. - Class A	15	664
L3Harris Technologies, Inc.	11	2,414
Landstar System Inc. (a)	9	1,397
Lennox International Inc.	9	3,204
Lincoln Electric Holdings Inc. (a)	10	1,348
Lockheed Martin Corporation	29	10,796
Macquarie Infrastructure Corporation (a)	40	1,529
ManpowerGroup Inc.	18	2,159
Masco Corporation	5	305
Masonite International Corporation (a)	6	628
MasTec Inc. (a)	3	303
Meritor, Inc. (a)	16	363
Middleby Corp. (a)	5	840
Moog Inc. - Class A	3	258
MSC Industrial Direct Co. - Class A	18	1,656
Mueller Industries Inc.	9	369
Nielsen Holdings plc	24	597
Nordson Corp. (a)	4	964
Norfolk Southern Corporation	10	2,585
Northrop Grumman Systems Corp.	16	5,695
Now, Inc. (a)	45	427
Nvent Electric Public Limited Company	8	255
Old Dominion Freight Line Inc. (a)	9	2,380
Oshkosh Corp.	11	1,318
Otis Worldwide Corporation	6	512
Owens Corning Inc.	15	1,428
Parker-Hannifin Corporation	5	1,549
Pentair Public Limited Company	34	2,269
Pitney Bowes Inc.	42	367
Primoris Services Corporation (a)	8	244
Quanta Services, Inc.	38	3,408
Regal-Beloit Corp.	3	390
Republic Services Inc.	14	1,565
Resideo Technologies, Inc. (a)	33	1,000
Robert Half International Inc.	20	1,785
Rockwell Automation Inc.	8	2,238
Rollins Inc.	39	1,347
Rush Enterprises Inc. - Class A (a)	6	263
Ryder System, Inc.	22	1,671
Saia, Inc. (a)	1	300
Schneider National, Inc. - Class B	12	260
SkyWest Inc. (a)	17	731
Snap-On Inc.	2	405
Southwest Airlines Co. (a)	14	727
Spirit Aerosystems Holdings Inc. - Class A	11	520
Stanley Black & Decker, Inc.	6	1,216
Steelcase Inc. - Class A	24	364
Stericycle Inc. (a)	13	958
Teledyne Technologies Inc. (a)	3	1,395
Terex Corp.	30	1,446
Tetra Tech, Inc. (a)	4	462
Textron Inc.	8	541
The Boeing Company (a)	31	7,449
Timken Co.	22	1,761
Toro Co.	19	2,138
TransDigm Group Inc. (a)	2	996
Trinity Industries Inc.	29	792
Uber Technologies, Inc. (a)	49	2,477
UFP Industries, Inc. (a)	16	1,163
Union Pacific Corporation	56	12,341
United Airlines Holdings, Inc. (a)	4	220
United Parcel Service Inc. - Class B	103	21,387
United Rentals Inc. (a)	3	914
Valmont Industries Inc.	2	544
Verisk Analytics, Inc. (a)	13	2,357
W. W. Grainger, Inc.	7	2,951
Waste Connections, Inc. (a)	11	1,260
Waste Management, Inc.	24	3,429
Watsco Inc.	9	2,448
Werner Enterprises Inc. (a)	26	1,140
WESCO International, Inc. (a)	18	1,865
XPO Logistics, Inc. (a)	5	660
Xylem Inc.	21	2,535
		307,523
Communication Services 7.6%
Activision Blizzard, Inc. (a)	6	611
Alphabet Inc. - Class A (a)	12	30,349
Altice USA, Inc. - Class A (a)	10	350
AMC Entertainment Holdings, Inc. - Class A (a)	94	5,306
AMC Networks, Inc. - Class A (a)	19	1,279
AT&T Inc. (a)	501	14,417
Booking Holdings Inc. (a)	2	4,282
Cable One, Inc.	1	1,207
Charter Communications, Inc. - Class A (a)	12	9,000
Cinemark Holdings, Inc. (a)	44	969
Comcast Corporation - Class A (a)	471	26,867
Discovery, Inc. - Series A (a) (b)	26	800
Electronic Arts Inc.	14	1,984
Expedia Group, Inc. (a)	6	1,008
Fox Corporation - Class A (a)	8	292
iHeartMedia, Inc. - Class A (a)	28	742
Interpublic Group of Cos. Inc.	90	2,914
John Wiley & Sons Inc. - Class A	14	830
Liberty Broadband Corp. - Series C (a)	19	3,306
Liberty Global PLC - Class C (a)	16	420
Liberty SiriusXM Group - Series C (a)	56	2,618
Live Nation Entertainment, Inc. (a)	8	697
Lumen Technologies Inc.	415	5,635
Lyft, Inc. - Class A (a)	14	865
Meredith Corporation (a)	10	414
New York Times Co. - Class A	10	442
News Corporation - Class A (a)	144	3,700
Nexstar Media Group, Inc. - Class A (a)	2	306
Omnicom Group Inc.	48	3,827
Pinterest, Inc. - Class A (a)	31	2,455
Sinclair Broadcast Group Inc. - Class A (a)	21	700
Snap Inc. - Class A (a)	63	4,294
Take-Two Interactive Software Inc. (a)	3	521
TEGNA Inc.	76	1,431
Telephone & Data Systems Inc.	50	1,127
The Madison Square Garden Company - Class A (a)	2	336
T-Mobile USA, Inc. (a)	27	3,963
TripAdvisor Inc. (a)	8	322
Twitter, Inc. (a)	30	2,095
Verizon Communications Inc.	414	23,208
ViacomCBS Inc. - Class B (a)	145	6,541
Walt Disney Co.	202	35,451
Yelp Inc. (a)	8	304
Zillow Group, Inc. - Class C (a)	12	1,419
Zynga Inc. - Class A (a)	59	626
		210,230
Energy 5.5%
Antero Resources Corporation (a)	80	1,203
Archrock, Inc.	39	350
Baker Hughes, a GE Company, LLC - Class A	185	4,237
Cabot Oil & Gas Corp.	31	548
ChampionX Corporation (a)	10	256
Cheniere Energy, Inc. (a)	13	1,147
Chevron Corporation	220	23,075
Cimarex Energy Co.	5	371
CNX Resources Corporation (a)	87	1,183
ConocoPhillips	134	8,142
Delek US Holdings, Inc. (a)	28	608
Devon Energy Corporation	77	2,256
Diamondback Energy, Inc.	7	669
Dril-Quip Inc. (a)	8	270
EOG Resources, Inc.	23	1,899
EQT Corporation (a)	16	352
Exxon Mobil Corporation	568	35,858
Halliburton Company	38	890
Helmerich & Payne Inc.	14	446
Hess Corporation	31	2,664
HollyFrontier Corp. (a)	94	3,099
Kinder Morgan, Inc.	69	1,266
Marathon Oil Corporation	224	3,049
Marathon Petroleum Corporation	204	12,326
Murphy Oil Corporation	59	1,372

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
NOV Inc. (a)	135	2,063
Oasis Petroleum Inc. (a)	6	634
Occidental Petroleum Corporation	88	2,761
Oceaneering International, Inc. (a)	39	614
ONEOK, Inc.	18	977
Patterson-UTI Energy Inc. (a)	90	899
PBF Energy Inc. - Class A (a)	51	779
Phillips 66	130	11,123
Pioneer Natural Resources Co.	10	1,672
Range Resources Corporation (a)	72	1,199
Reg Biofuels, LLC (a)	20	1,220
Schlumberger Ltd.	55	1,748
SM Energy Company	68	1,667
Targa Resources Corp.	26	1,142
TechnipFMC PLC	29	260
The Williams Companies, Inc.	45	1,189
Transocean Ltd. (a) (b)	275	1,245
Valero Energy Corporation	143	11,148
Whiting Petroleum Corporation (a)	10	531
World Fuel Services Corp.	16	521
		150,928
Materials 3.5%
Albemarle Corporation	7	1,203
Alcoa Corporation (a)	61	2,246
Allegheny Technologies Incorporated (a)	25	513
Amcor Plc	108	1,237
AptarGroup, Inc.	10	1,384
Arconic Corporation (a)	28	995
Avery Dennison Corp.	14	2,928
Avient Corporation	19	930
Axalta Coating Systems Ltd. (a)	19	583
Ball Corp.	39	3,153
Berry Global Group, Inc. (a)	8	553
Cabot Corp.	10	543
Carpenter Technology Corp.	16	633
Celanese Corp. - Class A	14	2,161
CF Industries Holdings Inc.	9	487
Commercial Metals Co.	43	1,333
Compass Minerals International, Inc.	7	391
Corteva, Inc.	29	1,289
Crown Holdings Inc.	24	2,472
Domtar Corp. (a)	38	2,083
Dow Inc.	29	1,843
DuPont de Nemours, Inc.	21	1,611
Eagle Materials Inc. (a)	4	574
Eastman Chemical Co.	12	1,459
Ecolab Inc.	11	2,334
Freeport-McMoRan Inc. (a)	99	3,684
Graphic Packaging Holding Company	54	983
Greif Inc. - Class A	5	319
Hecla Mining Co.	74	548
Huntsman Corp.	11	288
International Flavors & Fragrances Inc.	7	1,050
International Paper Company	14	869
Kaiser Aluminum Corporation (a)	4	482
Louisiana-Pacific Corp.	24	1,466
LyondellBasell Industries N.V. - Class A	72	7,372
Martin Marietta Materials Inc.	2	786
MOS Holdings Inc.	134	4,277
NewMarket Corp.	1	435
Newmont Corporation	25	1,597
Nucor Corporation	26	2,495
O-I Glass, Inc. (a)	52	856
Olin Corporation	59	2,726
Packaging Corporation of America	5	661
PPG Industries, Inc.	28	4,829
Reliance Steel & Aluminum Co.	18	2,732
RPM International Inc.	24	2,092
Schweitzer-Mauduit International Inc.	7	301
Scotts Miracle-Gro Co.	16	2,990
Sealed Air Corporation	17	998
Sensient Technologies Corporation	7	639
Sherwin-Williams Co.	13	3,558
Silgan Holdings Inc. (a)	19	774
Sonoco Products Co.	19	1,279
Steel Dynamics Inc. (a)	23	1,353
The Chemours Company	32	1,115
Trinseo S.A.	18	1,068
United States Steel Corporation	59	1,416
Vulcan Materials Co.	5	834
W. R. Grace & Co.	8	529
Warrior Met Coal, Inc.	24	410
Westrock Company, Inc.	77	4,096
Worthington Industries Inc.	9	527
		97,372
Real Estate 3.3%
AGNC Investment Corp. (a)	78	1,318
Alexander & Baldwin Inc.	11	208
American Campus Communities Inc.	20	947
American Homes 4 Rent - Class A	27	1,061
American Tower Corporation	10	2,637
Apollo Commercial Real Estate Finance, Inc.	36	579
Apple Hospitality REIT, Inc.	87	1,329
Brandywine Realty Trust	57	779
Brixmor Property Group Inc.	15	349
Camden Property Trust	12	1,651
CBRE Group, Inc. - Class A (a)	12	1,010
Chimera Investment Corporation	88	1,323
Columbia Property Trust Inc.	38	653
CoreCivic, Inc. (a)	97	1,014
Corporate Office Properties Trust	25	707
Cousins Properties Incorporated	14	529
Crown Castle International Corp.	16	3,130
CubeSmart	30	1,402
Cyrusone LLC (a)	9	611
DiamondRock Hospitality Co. (a)	36	345
Digital Realty Trust Inc.	10	1,441
DigitalBridge Group, Inc. - Class A (a) (b)	174	1,373
Douglas Emmett, Inc.	19	640
Duke Realty Corp.	40	1,883
EastGroup Properties Inc.	2	327
Empire State Realty Trust Inc. - Class A	34	407
Equinix, Inc.	2	1,980
Equity Commonwealth (a)	23	598
Equity Lifestyle Properties, Inc.	10	755
Extra Space Storage Inc.	10	1,689
Federal Realty Investment Trust	9	1,036
First Industrial Realty Trust, Inc.	11	576
Gaming and Leisure Properties, Inc. (a)	30	1,369
Healthcare Realty Trust Inc.	17	515
Healthcare Trust of America, Inc. - Class A	32	842
Highwoods Properties Inc.	23	1,041
Hudson Pacific Properties Inc.	20	546
Invitation Homes Inc.	53	1,971
Iron Mountain Incorporated	26	1,116
Jones Lang LaSalle Incorporated (a)	2	332
Kilroy Realty Corporation	16	1,095
Kimco Realty Corporation	23	475
Kite Realty Naperville, LLC	24	527
Lamar Advertising Co. - Class A (a)	15	1,522
Lexington Realty Trust	50	602
Life Storage Inc.	9	1,013
Macerich Co.	49	891
Mack-Cali Realty Corporation (a)	22	379
Medical Properties Trust, Inc.	44	881
National Retail Properties, Inc.	10	472
New Residential Investment Corp.	17	179
New York Mortgage Trust Inc. (a)	113	506
Omega Healthcare Investors, Inc.	18	665
OUTFRONT Media Inc. (a)	25	601
Paramount Group, Inc.	67	673
Park Hotels & Resorts Inc. (a)	39	803
PennyMac Mortgage Investment Trust	38	793
Physicians Realty Trust	31	574
Piedmont Office Realty Trust Inc. - Class A	32	591
ProLogis Inc.	22	2,635
PS Business Parks, Inc.	4	523
Public Storage	17	5,066

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Rayonier Inc.	22	801
Realogy Holdings Corp. (a)	60	1,085
Redwood Trust Inc.	61	737
Regency Centers Corp. (a)	24	1,550
Retail Properties of America, Inc. - Class A	46	525
RLJ III-EM Columbus Lessee, LLC	53	805
Ryman Hospitality Properties, Inc. (a)	8	657
SBA Communications Corporation (a)	2	744
Service Properties Trust (a)	40	510
Simon Property Group, Inc.	32	4,128
SITE Centers Corp.	57	861
SL Green Realty Corp.	5	389
STAG Industrial, Inc.	10	371
Starwood Property Trust, Inc.	80	2,087
STORE Capital Corp.	19	643
Sun Communities Inc.	7	1,222
Sunstone Hotel Investors Inc. (a)	65	802
Tanger Factory Outlet Centers Inc.	23	437
The GEO Group, Inc. (a) (b)	51	360
UDR, Inc.	30	1,448
Ventas, Inc.	18	1,000
VICI Properties Inc.	27	830
W.P. Carey Inc.	21	1,573
Washington REIT	12	265
Weingarten Realty Investors	31	1,007
Weyerhaeuser Company	27	938
Xenia Hotels & Resorts Inc. (a)	21	390
		89,650
Utilities 0.6%
AVANGRID, Inc.	1	77
Avista Corporation	10	424
CenterPoint Energy, Inc.	20	495
DTE Energy Company	7	910
Entergy Corporation	6	564
Exelon Corporation (a)	103	4,569
Hawaiian Electric Industries Inc.	21	885
MDU Resources Group Inc.	22	679
National Fuel Gas Company	12	614
NRG Energy, Inc.	7	279
The AES Corporation	230	5,985
UGI Corp.	7	316
Vistra Energy Corp.	86	1,595
		17,392
Total Common Stocks (cost $2,126,899)		2,735,437
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	18,797	18,797
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	6,460	6,460
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.01%, 09/09/21 (e) (f)	289	289
Total Short Term Investments (cost $25,546)		25,546
Total Investments 100.2% (cost $2,152,445)		2,760,983
Other Derivative Instruments 0.0%		33
Other Assets and Liabilities, Net (0.2)%		(5,631)
Total Net Assets 100.0%		2,755,385

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(e)  All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	84	September 2021	17,523	27	490
S&P MidCap 400 Index	22	September 2021	5,779	6	144
				33	634

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,735,437	—	—	2,735,437
Short Term Investments	25,257	289	—	25,546
	2,760,694	289	—	2,760,983
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	634	—	—	634
	634	—	—	634

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 63.0%
Information Technology 14.0%
Accenture Public Limited Company - Class A	2	501
Advanced Micro Devices, Inc. (a)	13	1,208
Amadeus IT Group SA (b)	4	301
Amphenol Corp. - Class A	5	368
Analog Devices, Inc. (a)	6	949
Apple Inc. (a)	59	8,038
Applied Materials Inc. (a)	15	2,101
ASML Holding - ADR (a)	2	1,179
ASML Holding	2	1,571
Atlassian Corporation PLC - Class A (a)	1	205
Automatic Data Processing Inc. (a)	—	6
Broadcom Inc. (a)	5	2,351
CDW Corp. (a)	1	126
Cisco Systems, Inc. (a)	11	561
Citrix Systems Inc. (a)	3	397
Cognizant Technology Solutions Corp. - Class A (a)	3	206
Coupa Software Incorporated (a)	1	159
CrowdStrike Holdings, Inc. - Class A (a)	—	84
Datadog, Inc. - Class A (a)	1	123
DocuSign, Inc. (a)	2	428
Entegris, Inc. (a)	—	26
Fidelity National Information Services, Inc.	6	809
Fiserv, Inc. (a)	15	1,602
FleetCor Technologies Inc. (a)	1	248
Fortinet, Inc. (a)	2	410
GDS Holdings Ltd. - Class A (a) (c)	2	22
Global Payments Inc.	9	1,609
Hamamatsu Photonics KK	8	499
Intuit Inc. (a)	5	2,426
Keysight Technologies, Inc. (a)	—	41
KLA-Tencor Corp. (a)	2	537
Lam Research Corp. (a)	—	41
Largan Precision Co. Ltd.	2	223
Leidos Holdings Inc.	2	168
Marvell Technology, Inc.	8	443
MasterCard Incorporated - Class A	6	2,138
Maxim Integrated Products, Inc. (a)	2	162
Microchip Technology Incorporated (a)	4	535
Microsoft Corporation (a)	51	13,816
MongoDB, Inc. - Class A (a)	1	360
Monolithic Power Systems Inc. (a)	—	6
Motorola Solutions Inc.	1	187
Murata Manufacturing Co. Ltd.	9	669
NAVER Corp.	2	629
NEC Electronics Corp. (a)	27	293
NortonLifelock Inc. (a)	8	216
NTT Data Corp.	54	844
NVIDIA Corporation (a)	3	2,027
NXP Semiconductors N.V.	9	1,822
Omron Corp.	5	365
Paycom Software, Inc. (a)	—	56
Paypal Holdings, Inc. (a)	7	2,005
Qualcomm Incorporated (a)	8	1,167
Salesforce.Com, Inc. (a)	10	2,518
Samsung Electronics Co. Ltd.	22	1,590
SAP SE	6	804
ServiceNow, Inc. (a)	3	1,546
Snowflake Inc. - Class A (a)	—	70
Splunk Inc. (a)	1	187
Spotify Technology S.A. (a)	1	281
Square, Inc. - Class A (a)	—	84
SUMCO Corporation	1	15
Synopsys Inc. (a)	2	607
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	—	12
Taiwan Semiconductor Manufacturing Co. Ltd.	104	2,223
TE Connectivity Ltd.	1	121
Telefonaktiebolaget LM Ericsson - Class B	78	982
Texas Instruments Incorporated (a)	8	1,516
Tokyo Electron Ltd.	2	693
Trimble Inc. (a)	1	92
Twilio Inc. - Class A (a)	—	157
VeriSign Inc. (a)	1	191
Visa Inc. - Class A	18	4,198
Workday, Inc. - Class A (a)	2	359
Xilinx, Inc. (a)	2	273
Zendesk, Inc. (a)	—	7
Zoom Video Communications, Inc. - Class A (a)	2	921
		76,710
Financials 8.8%
AIA Group Limited	27	341
American International Group Inc.	43	2,069
Australia & New Zealand Banking Group Ltd.	24	509
Aviva Plc	84	473
AXA SA	51	1,283
Bank of America Corp.	88	3,644
Berkshire Hathaway Inc. - Class B (a)	3	912
Bluescape Opportunities Acquisition Corp. (a)	1	9
BNP Paribas SA	13	796
Capital One Financial Corporation	2	315
Cboe Global Markets, Inc.	1	123
Challenger Financial Services Group Ltd.	44	177
Chubb Limited	5	863
Citigroup Inc.	3	226
Citizens Financial Group Inc.	4	205
Close Brothers Group Plc	8	172
CME Group Inc. - Class A (a)	2	364
DBS Group Holdings Ltd.	17	384
Direct Line Insurance Limited	43	169
DNB Bank ASA	51	1,110
Element Fleet Management Corp.	57	667
Equitable Holdings, Inc.	34	1,020
Erste Group Bank AG	10	380
Fifth Third Bancorp (a)	12	458
Housing Development Finance Corp.	13	433
Huntington Bancshares Incorporated (a)	27	384
Industrial & Infrastructure Fund Investment Corporation.	—	29
ING Groep N.V.	79	1,043
Intercontinental Exchange, Inc.	2	271
Intesa Sanpaolo SpA	133	369
Invesco Ltd.	1	27
JPMorgan Chase & Co.	7	1,102
K.K.R. Co., Inc. - Class A	2	129
Lloyds Banking Group Plc	849	549
Loews Corp.	2	84
Macquarie Group Limited	4	510
MarketAxess Holdings Inc. (a)	—	79
Marsh & McLennan Companies, Inc.	4	622
MetLife, Inc.	21	1,261
Mitsubishi UFJ Financial Group Inc.	81	436
Mitsubishi UFJ Lease & Finance Co. Ltd.	45	242
Morgan Stanley	39	3,558
MSCI Inc. - Class A	—	97
Muenchener Rueckversicherungs AG - Class N	5	1,246
National Bank of Canada	13	994
PICC Property & Casualty Co. Ltd. - Class H	430	377
Ping An Insurance (Group) Co of China Ltd - Class H	35	343
Progressive Corp.	1	145
Raymond James Financial Inc.	—	61
RenaissanceRe Holdings Ltd	1	199
S&P Global Inc.	2	682
Sampo Oyj - Class A	19	861
Shopify Inc. - Class A (a)	—	421
Signature Bank	1	155
Standard Chartered Plc	29	185
Storebrand ASA	70	634
Sumitomo Mitsui Trust Holdings Inc.	10	316
Sun Life Financial Inc.	19	962
Svenska Handelsbanken AB - Class A	55	619
The Bank of New York Mellon Corporation	1	73
The Charles Schwab Corporation	33	2,411
The Goldman Sachs Group, Inc.	6	2,177
The Hartford Financial Services Group, Inc.	15	912
The PNC Financial Services Group, Inc.	3	580

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
The Travelers Companies, Inc.	2	350
Tokio Marine Holdings Inc.	15	681
Tradeweb Markets Inc. - Class A (a)	—	36
United Overseas Bank Ltd.	34	647
Voya Financial, Inc.	1	36
Wells Fargo & Company	72	3,260
XP Inc. - Class A (a)	3	136
Zurich Insurance Group AG - Class N	2	652
		48,045
Communication Services 7.9%
Alphabet Inc. - Class A (a)	1	2,425
Alphabet Inc. - Class C (a)	6	13,948
ASOS Plc (a)	12	820
AT&T Inc. (a)	12	342
Booking Holdings Inc. (a)	—	777
Cellnex Telecom, S.A. (b)	—	15
Charter Communications, Inc. - Class A (a)	1	371
Comcast Corporation - Class A (a)	23	1,288
Dish Network Corporation - Class A (a)	—	17
Electronic Arts Inc.	1	169
Expedia Group, Inc. (a)	—	59
Facebook, Inc. - Class A (a)	23	7,880
KT Corp.	10	283
Liberty Broadband Corp. - Series C (a)	1	235
Live Nation Entertainment, Inc. (a)	2	147
Match Group Holdings II, LLC (a)	5	747
Match Group, Inc. (a)	1	121
Netflix, Inc. (a)	4	1,908
Nippon Telegraph & Telephone Corp.	62	1,624
Pinterest, Inc. - Class A (a)	9	672
Playtika Holding Corp. (a)	2	53
Roblox Corporation - Class A (a)	—	28
Roku Inc. - Class A (a)	—	141
SEA, Ltd. - Class A - ADR (a)	5	1,417
Snap Inc. - Class A (a)	21	1,409
SoftBank Group Corp.	6	405
Tencent Holdings Limited	23	1,697
T-Mobile USA, Inc. (a)	10	1,403
Verizon Communications Inc.	5	271
Vimeo Holdings, Inc. (a)	1	53
Vodafone Group Public Limited Company - ADR (a) (d)	36	609
Walt Disney Co.	9	1,662
Yahoo! Japan Corp.	70	350
		43,346
Health Care 7.5%
Abbott Laboratories	7	834
AbbVie Inc.	12	1,299
Agilent Technologies, Inc.	8	1,153
Alcon AG	4	250
Align Technology Inc. (a)	—	84
Amgen Inc. (a)	1	238
Anthem Inc.	4	1,589
Astellas Pharma Inc.	77	1,336
AstraZeneca PLC - ADR (a) (d)	36	2,159
Bausch Health Companies Inc. (a)	9	257
Bayer AG - Class N	14	827
Becton, Dickinson and Company	2	553
Biogen Inc. (a)	—	164
Centene Corporation (a)	12	871
Cie Generale d'Optique Essilor International SA	3	625
Cigna Holding Company	5	1,162
Cooper Cos. Inc.	—	39
CVS Health Corporation	2	202
Danaher Corporation	11	2,856
Dentsply Sirona Inc.	3	192
Elanco Animal Health (a)	26	885
Elekta AB (publ) - Class B	32	466
Eli Lilly & Co.	9	2,025
Evotec SE (a)	8	358
Exact Sciences Corporation (a)	—	3
Fresenius SE & Co. KGaA	15	757
GlaxoSmithKline PLC - ADR (d)	16	650
HCA Healthcare, Inc.	8	1,607
Hologic Inc. (a)	2	117
Humana Inc.	1	221
Incyte Corporation (a)	3	210
Intuitive Surgical, Inc. (a)	2	1,731
IPSEN	3	335
Johnson & Johnson	3	534
McKesson Corporation	—	38
Medtronic Public Limited Company	10	1,196
Merck & Co., Inc.	3	232
Novartis AG - Class N	16	1,485
Organon & Co. (a)	—	9
Otsuka Holdings Co., Ltd. (d)	13	547
Regeneron Pharmaceuticals, Inc. (a)	—	80
Sanofi SA - ADR (a)	4	206
Sanofi SA	14	1,486
Seagen Inc. (a)	—	46
Siemens Healthineers AG (b)	12	746
Stryker Corporation	6	1,683
Takeda Pharmaceutical Co. Ltd. - ADR (a)	14	231
Teleflex Incorporated	1	245
Thermo Fisher Scientific Inc.	5	2,420
UnitedHealth Group Incorporated	7	2,757
Veeva Systems Inc. - Class A (a)	1	223
Vertex Pharmaceuticals Incorporated (a)	1	197
Zimmer Biomet Holdings, Inc.	1	80
Zoetis Inc. - Class A	4	796
		41,292
Consumer Discretionary 7.4%
Airbnb, Inc. - Class A (a)	—	20
Alibaba Group Holding Limited - ADR (a)	4	823
Amazon.com Inc. (a)	3	11,490
Aptiv PLC (a)	1	226
Autoliv Inc. - SDR	4	414
AutoZone Inc. (a)	—	415
Burlington Stores Inc. (a)	1	197
CarMax Inc. (a)	—	46
Carvana Co. - Class A (a)	1	358
Chipotle Mexican Grill Inc. (a)	—	716
Compass Group PLC (a)	29	616
Coupang, Inc. - Class A (a) (d)	3	123
CyberAgent Inc.	35	748
Denso Corp.	7	463
Dollar Tree Inc. (a)	2	195
Doordash, Inc. - Class A (a)	2	388
Dr. Martens PLC (a)	14	87
ETSY, Inc. (a)	1	162
Ferrari N.V.	1	190
General Motors Company (a)	11	653
Hilton Worldwide Holdings Inc. (a)	8	906
Honda Motor Co. Ltd.	9	271
JD.com, Inc. - Class A - ADR (a)	—	26
Kering SA	1	604
Kingfisher Plc	163	819
Kyoritsu Maintenance Co., Ltd.	1	16
Las Vegas Sands Corp. (a)	1	73
Lowe`s Companies, Inc.	2	345
Lululemon Athletica Inc. (a)	2	663
Magna International Inc. (a)	13	1,187
Marriott International, Inc. - Class A (a)	6	777
McDonald's Corporation	2	543
MGM Resorts International	8	325
Moncler S.p.A.	10	676
Next PLC (a)	5	570
NIKE, Inc. - Class B	6	899
NVR, Inc. (a)	—	119
O'Reilly Automotive, Inc. (a)	—	196
Panasonic Corp.	41	477
Persimmon Plc	14	574
Pinduoduo Inc. - ADR (a)	—	11
Ross Stores Inc. (a)	7	908
Samsonite International S.A. (a) (b)	100	206
Sony Corp.	8	774
Stanley Electric Co. Ltd.	13	376
Starbucks Corporation (a)	10	1,172

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Stroer SE & Co. KGaA	4	333
Sumitomo Rubber Industries Inc. (d)	14	191
Suzuki Motor Corp.	10	406
Tesla Inc. (a)	1	551
The Home Depot, Inc.	4	1,422
THG Holdings PLC (a)	13	110
TJX Cos. Inc.	13	863
Toyota Motor Corp.	16	1,424
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	90
Vail Resorts, Inc. (a)	—	111
VF Corp.	2	134
Wayfair Inc. - Class A (a) (d)	—	22
Whitbread PLC (a)	1	22
WPP 2012 Limited	52	696
Wynn Resorts Ltd. (a)	1	80
Yum! Brands, Inc.	10	1,205
Zalando SE (a) (b)	7	858
		40,361
Industrials 6.2%
3M Company	2	318
ABB Ltd. - Class N	27	928
AGCO Corp.	—	20
Alamo Group Inc.	—	15
ALS Limited	3	25
Ashtead Group Public Limited Company	11	841
Atlas Copco Aktiebolag - Class B	—	14
Beijing Enterprises Holdings Ltd.	52	185
Bucher Industries AG	—	17
Bunzl Public Limited Company	10	315
Caterpillar Inc.	6	1,230
Central Japan Railway Co.	3	455
Cintas Corp. (a)	—	78
Clarivate PLC (a)	2	64
Copart Inc. (a)	—	40
CoStar Group, Inc. (a)	4	364
CSX Corp. (a)	16	520
Cummins Inc.	1	307
DCC Plc	6	457
Deere & Company	1	334
Emerson Electric Co.	—	12
Epiroc Aktiebolag - Class A	4	93
Epiroc Aktiebolag - Class B	1	24
Equifax Inc.	1	268
FedEx Corporation	3	1,011
Flowserve Corporation	2	71
Fortive Corporation	7	462
Generac Holdings Inc. (a)	—	174
General Electric Company	286	3,849
Honeywell International Inc. (a)	6	1,325
Hubbell Inc.	3	538
IMI Plc	1	19
Ingersoll Rand Inc. (a)	3	140
Jacobs Engineering Group Inc.	6	843
JB Hunt Transport Services Inc. (a)	1	105
Johnson Controls International Public Limited Company	1	53
Kion Group AG	8	812
Knorr - Bremse Aktiengesellschaft (b)	3	343
Koninklijke Philips N.V.	25	1,250
L3Harris Technologies, Inc.	1	221
Legrand SA	5	516
Lindsay Corp.	—	17
Meggitt Plc (a)	110	703
Melrose Holdings Limited	316	679
Mitsubishi Corp.	15	413
Mitsubishi Electric Corp.	60	867
Norfolk Southern Corporation	5	1,204
Otis Worldwide Corporation	3	251
Outotec Oyj	5	63
PACCAR Inc.	3	308
Parker-Hannifin Corporation	1	150
Prysmian S.p.A.	17	611
Recruit Holdings Co., Ltd.	14	702
Republic Services Inc.	—	5
Roper Technologies, Inc.	1	666
Safran	3	445
Sandvik AB	4	105
Schneider Electric SE (a)	1	232
Shoals Technologies LLC - Class A (a)	1	23
Shurgard Self Storage Europe	—	14
Siemens AG - Class N	15	2,451
SMC Corp.	—	236
Snap-On Inc.	—	63
Southwest Airlines Co. (a)	6	307
Sumitomo Corp.	34	456
TechnoPro Holdings, Inc.	18	418
Teledyne Technologies Inc. (a)	1	209
Teleperformance	1	508
Textron Inc.	4	257
The Boeing Company (a)	1	333
THK Co. Ltd.	9	272
Timken Co.	—	16
Toro Co.	—	17
TransDigm Group Inc. (a)	—	26
TransUnion	1	110
Union Pacific Corporation	1	234
United Airlines Holdings, Inc. (a)	3	130
United Parcel Service Inc. - Class B	7	1,417
United Rentals Inc. (a)	1	225
Valmont Industries Inc.	—	15
Waste Connections, Inc. (a)	2	213
Weir Group PLC(The) (a)	3	71
		34,098
Materials 4.0%
Air Products & Chemicals Inc.	—	39
Akzo Nobel N.V.	6	754
Albemarle Corporation	1	98
Amcor Ltd. - CDI	32	365
Anglo American PLC	1	48
Antofagasta Plc	32	645
Asahi Kasei Corp.	49	542
Atotech Limited (a)	1	27
Avery Dennison Corp.	2	492
Ball Corp.	3	226
BASF SE - Class N	8	613
BHP Group PLC	31	904
BHP Group PLC	20	729
Boliden AB	4	152
Borregaard ASA	1	15
Celanese Corp. - Class A	—	24
Centerra Gold Inc.	3	23
CF Industries Holdings Inc.	1	61
Constellium SE - Class A (a)	2	39
Covestro AG (b)	7	442
Croda International Public Limited Company	—	25
Eastman Chemical Co.	1	156
Element Solutions, Inc.	1	21
Ero Copper Corp. (a)	3	63
Franco-Nevada Corporation	—	34
Granges AB	1	20
Graphic Packaging Holding Company	1	16
Huntsman Corp.	1	16
Imerys	—	15
Impala Platinum Holdings Limited	1	23
Independence Group NL	135	778
International Flavors & Fragrances Inc.	3	474
International Paper Company	27	1,674
Johnson Matthey PLC	18	745
Joint Stock Company "Alrosa" (Public Stock Society)	43	79
K92 Mining Inc. (a)	6	40
Kirkland Lake Gold Ltd.	2	83
Koninklijke DSM N.V.	—	31
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	739
Linde Public Limited Company	7	2,071
Lundin Mining Corp.	4	32
MAG Silver Corp. (a)	2	36
Martin Marietta Materials Inc.	1	226
Mayr-Melnhof Karton Aktiengesellschaft	—	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Mondi plc	2	43
Nippon Steel Corporation	2	35
Norsk Hydro ASA	4	25
Northam Platinum (a)	1	9
Northern Star Resources Ltd.	14	101
Nucor Corporation	1	47
OZ Minerals Ltd.	3	44
Packaging Corporation of America	7	960
Pan American Silver Corp. (a)	1	17
Perseus Mining Limited (a)	64	70
Polymetal International PLC (a)	2	40
PPG Industries, Inc.	5	852
Public Joint Stock Society "Polyus"	—	40
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	—	37
Quaker Chemical Corp.	—	16
Reliance Steel & Aluminum Co.	1	126
Rio Tinto Ltd.	4	375
Rio Tinto Plc	1	91
RPM International Inc.	1	94
Sandstorm Gold Ltd. (a)	4	31
Sealed Air Corporation	4	222
Sherwin-Williams Co.	3	872
Shin-Etsu Chemical Co. Ltd.	—	17
Sibanye Stillwater	8	35
Silver Lake Resources Limited (a)	17	21
South32 Limited	148	327
Southern Copper Corporation	1	55
Steel Dynamics Inc. (a)	1	74
Stora Enso Oyj - Class R	31	559
Svenska Cellulosa Aktiebolaget SCA - Class B	1	18
Tosoh Corp.	5	83
Umicore	9	537
UPM-Kymmene Oyj	1	38
Vale S.A. (a)	4	85
Vulcan Materials Co.	1	244
Wesdome Gold Mines Ltd (a)	8	71
West Fraser Timber Co. Ltd.	—	9
Westlake Chemical Corporation	—	25
Westrock Company, Inc.	32	1,689
Wheaton Precious Metals Corp.	—	20
		21,708
Consumer Staples 2.7%
Altria Group, Inc.	4	207
Barry Callebaut AG - Class N	—	423
Colgate-Palmolive Co.	1	88
ConAgra Brands Inc.	2	67
Costco Wholesale Corporation (a)	1	411
Darling Ingredients Inc. (a)	1	49
Diageo Plc	18	848
Dollar General Corporation	3	676
Estee Lauder Cos. Inc. - Class A	1	233
Keurig Dr Pepper Inc. (a)	5	181
Kimberly-Clark Corporation	1	134
Kirin Holdings Co. Ltd. (d)	14	267
L'Oreal SA	2	1,108
Mondelez International, Inc. - Class A (a)	6	362
Monster Beverage 1990 Corporation (a)	2	179
Mowi ASA - ADR	1	16
Nestle SA - Class N	25	3,141
PepsiCo, Inc. (a)	3	420
Philip Morris International Inc.	4	426
Pola Orbis Holdings Inc. (d)	5	137
Procter & Gamble Co. (a)	5	692
Sanderson Farms Inc. (a)	—	13
Seven & I Holdings Co., Ltd.	19	903
The Coca-Cola Company	10	566
Tyson Foods Inc. - Class A	2	117
Unilever PLC	33	1,942
Walmart Inc.	5	650
Welcia Holdings Co.,Ltd.	7	232
Wilmar International Limited	168	565
		15,053
Real Estate 2.0%
Acadia Realty Trust	4	86
Agree Realty Corporation	—	2
Alexandria Real Estate Equities Inc.	2	392
American Campus Communities Inc.	1	63
American Tower Corporation	1	349
Apartment Income REIT Corp.	2	80
Apple Hospitality REIT, Inc.	5	73
AvalonBay Communities Inc.	2	318
Camden Property Trust	6	746
Canadian Apartment Properties REIT	—	20
CapitaLand Ltd.	7	19
CapitaMall Trust	13	21
China Resources Mixc Lifestyle Services Limited (b)	2	14
Crown Castle International Corp.	—	35
CTP N.V. (a)	1	24
CubeSmart	3	118
Cyrusone LLC (a)	—	30
Daiwa Office Investment Corporation	—	21
Derwent London Plc	1	38
Digital Realty Trust Inc.	—	24
Douglas Emmett, Inc.	3	84
EastGroup Properties Inc.	—	51
EPR Properties (a)	—	9
Equinix, Inc.	1	989
Equity Lifestyle Properties, Inc.	5	339
Equity Residential	3	229
Essential Properties Realty Trust, Inc.	—	7
Essex Property Trust Inc.	—	125
Fabege AB	1	24
Federal Realty Investment Trust	—	23
Gecina SA (d)	—	14
Goodman Funding Pty Ltd	2	31
Great Portland Estates P L C	50	484
Healthcare Realty Trust Inc.	1	43
Healthcare Trust of America, Inc. - Class A	1	33
Heiwa Real Estate Co., Ltd.	—	11
Highwoods Properties Inc.	1	22
Hongkong Land Holdings Ltd. (a)	5	24
Hoshino Resorts REIT, Inc.	—	12
Host Hotels & Resorts, Inc. (a)	1	9
Inmobiliaria Colonial, Socimi, S.A. (d)	2	19
Innovative Industrial Properties, Inc.	—	2
Japan Retail Fund Investment Corp.	—	18
JBG Smith Properties	—	9
Kilroy Realty Corporation	1	72
Kojamo Oyj (b)	2	36
LEG Immobilien AG	—	28
Lexington Realty Trust	—	2
Mapletree Industrial Trust	5	11
Mitsui Fudosan Co. Ltd.	36	841
Mitsui Fudosan Logistics Park Investment Corporation	—	27
National Retail Properties, Inc.	—	10
Open Doors Technology Inc. - Class A (a)	3	45
Pebblebrook Hotel Trust	2	58
ProLogis Inc.	18	2,163
PS Business Parks, Inc.	—	51
PSP Swiss Property AG - Class N	—	14
Public Storage	1	163
Rayonier Inc.	—	6
Realty Income Corporation	—	24
Regency Centers Corp. (a)	1	84
Rexford Industrial Realty, Inc.	1	63
SBA Communications Corporation (a)	—	40
Scentre Group Limited	141	289
Simon Property Group, Inc.	1	110
SL Green Realty Corp.	1	49
Spirit Realty Capital, Inc.	—	3
STORE Capital Corp.	—	14
Summit Industrial Income REIT	3	45
Sun Communities Inc.	—	34
Sun Hung Kai Properties Ltd.	4	52
Sunstone Hotel Investors Inc. (a)	4	47

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Terreno Realty Corporation	1	74
The Howard Hughes Corporation (a)	—	25
Tokyo Tatemono Co. Ltd.	1	14
Unite Group Plc	2	33
Urban Edge Properties	—	5
VEREIT, Inc.	—	17
W.P. Carey Inc.	1	40
Welltower Inc.	14	1,160
Weyerhaeuser Company	2	82
Wharf Real Estate Investment Company Limited	4	23
		10,938
Utilities 1.4%
Ameren Corporation	5	366
CMS Energy Corp.	2	121
Dominion Energy, Inc.	7	504
DTE Energy Company	—	16
Electric Power Development Co., Ltd. - Class D	17	243
Engie	61	837
Entergy Corporation	1	148
Evergy, Inc.	3	201
Eversource Energy	1	104
Horizon Holdings I	1	27
Iberdrola, Sociedad Anonima	1	9
IDACORP Inc.	—	11
National Grid PLC	50	638
NextEra Energy, Inc.	15	1,066
Public Service Enterprise Group Inc.	6	338
Sempra Energy	13	1,734
The AES Corporation	7	194
The Southern Company	14	842
WEC Energy Group Inc.	2	182
Xcel Energy Inc. (a)	—	14
		7,595
Energy 1.1%
Aker ASA	1	24
Array Technologies, Inc. (a)	—	7
Cactus Inc. - Class A	—	18
ChampionX Corporation (a)	1	19
Chevron Corporation	3	316
ConocoPhillips	11	670
Devon Energy Corporation	23	675
Enbridge Inc. (a)	—	14
EOG Resources, Inc.	4	332
Equinor ASA	43	902
Exxon Mobil Corporation	4	282
Galp Energia, SGPS, S.A.	4	41
Halliburton Company	11	252
Hess Corporation	2	205
Lundin Petroleum AB (d)	1	26
Magnolia Oil & Gas Corp. - Class A (a)	1	17
Marathon Petroleum Corporation	2	115
Natsionalnaya Atomnaya Kompaniya Kazatomprom, AO - GDR (a)	1	25
Parex Resources Inc. (a)	1	12
Pioneer Natural Resources Co.	—	40
Royal Dutch Shell PLC - Class B - ADR	10	369
TC Energy Corporation (a)	1	28
Tenaris SA	2	21
Total SA (d)	23	1,025
Total SA - ADR	2	108
WorleyParsons Ltd.	53	475
		6,018
Total Common Stocks (cost $252,656)		345,164
GOVERNMENT AND AGENCY OBLIGATIONS 15.1%
Mortgage-Backed Securities 7.1%
Federal Home Loan Mortgage Corporation
3.00%, 05/01/31 - 07/01/50	1,142	1,210
3.50%, 06/01/33 - 12/01/47	135	143
2.00%, 01/01/36	416	429
5.00%, 12/01/41	62	70
5.50%, 05/01/44	45	52
4.00%, 12/01/49 - 02/01/50	630	676
4.50%, 05/01/50	54	58
2.50%, 06/01/51 (e)	30	31
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 06/01/51	1,632	1,690
3.00%, 11/01/33 - 07/01/50	4,878	5,177
3.50%, 12/01/33 - 10/01/49	3,543	3,780
2.00%, 05/01/36	506	525
TBA, 1.50%, 07/15/36 (e)	500	506
5.00%, 06/01/40 - 01/01/49	459	520
4.50%, 04/01/41 - 05/01/50	1,485	1,635
6.00%, 07/01/41	293	345
5.50%, 05/01/44	280	324
4.00%, 02/01/47 - 12/01/49	1,520	1,628
TBA, 2.50%, 07/01/51 - 07/15/51 (e)	2,590	2,680
TBA, 2.00%, 07/15/51 (e)	4,930	4,981
TBA, 3.00%, 07/15/51 (e)	815	850
TBA, 4.00%, 07/15/51 (e)	830	884
TBA, 4.50%, 07/15/51 (e)	500	538
Government National Mortgage Association
3.50%, 08/20/42 - 01/20/49	1,832	1,971
3.00%, 05/15/43 - 04/20/51	1,865	1,955
4.50%, 07/20/45 - 08/20/47	533	585
4.00%, 09/20/45 - 10/20/50	894	948
5.50%, 03/20/48 - 01/20/49 (e)	301	332
5.00%, 05/20/48 - 06/20/49	529	571
5.50%, 03/20/49	23	25
TBA, 2.50%, 07/15/51 (e)	2,288	2,368
TBA, 3.00%, 07/15/51 (e)	740	772
TBA, 3.50%, 07/15/51 (e)	630	662
		38,921
U.S. Treasury Note 3.8%
Treasury, United States Department of
1.13%, 02/28/22 - 02/15/31	4,215	4,176
0.13%, 01/31/23 - 05/31/23	6,874	6,864
0.25%, 05/31/25 - 08/31/25	2,610	2,560
0.38%, 11/30/25	4,555	4,472
0.75%, 03/31/26	1,500	1,493
1.25%, 05/31/28	160	160
0.63%, 05/15/30 - 08/15/30	1,115	1,041
		20,766
U.S. Treasury Bond 2.6%
Treasury, United States Department of
4.50%, 05/15/38	2,320	3,236
1.13%, 05/15/40	1,440	1,243
1.88%, 02/15/41 - 02/15/51	1,320	1,269
3.13%, 11/15/41	910	1,084
3.00%, 08/15/48 (f)	4,675	5,578
2.00%, 02/15/50	690	678
1.25%, 05/15/50	300	245
1.38%, 08/15/50	575	485
2.38%, 05/15/51	175	187
		14,005
U.S. Treasury Inflation Indexed Securities 0.7%
Treasury, United States Department of
0.38%, 07/15/23 - 01/15/27 (g)	758	818
0.63%, 01/15/24 - 01/15/26 (g)	1,132	1,237
0.13%, 07/15/24 - 02/15/51 (g)	1,235	1,341
0.25%, 01/15/25 (g)	513	555
		3,951
Municipal 0.6%
American Municipal Power, Inc.
6.45%, 02/15/44	250	372
California, State of
7.55%, 04/01/39	240	409
Chicago Transit Authority
6.90%, 12/01/40	300	427
Dallas/Fort Worth International Airport
2.99%, 11/01/38	160	169
3.09%, 11/01/40	260	268
Great Lakes Water Authority
3.06%, 07/01/39	60	64
Houston, City of
2.39%, 07/01/31	70	72

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Metropolitan Transportation Commission
6.91%, 10/01/50	235	410
Municipal Electric Authority of Georgia
6.66%, 04/01/57	340	524
Oregon Department of Transportation
1.76%, 11/15/32	190	189
Texas A&M University
3.33%, 05/15/39	250	273
		3,177
Sovereign 0.2%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	196
Manitoba, Province of
2.60%, 04/16/24	176	186
Ontario, Government of
2.40%, 02/08/22	500	506
		888
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corporation
Series 2021-M1-HQA1, REMIC, 0.72%, (SOFR + 0.70%), 08/25/33 (h)	275	275
Series 2021-M1-DNA2, REMIC, 0.82%, (SOFR + 0.80%), 08/25/33 (h)	175	175
Series 2021-M2-DNA3, REMIC, 2.12%, (SOFR + 2.10%), 10/25/33 (h)	85	87
Series 2018-M1-DNA3, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 09/25/48 (h)	1	1
Interest Only, Series IO-4977, REMIC, 4.50%, 05/25/50	96	16
Series 2020-M1-HQA5, REMIC, 1.12%, (SOFR + 1.10%), 11/25/50 (h)	53	53
Series 2020-M1-DNA6, REMIC, 0.92%, (SOFR + 0.90%), 12/27/50 (h)	46	46
Federal National Mortgage Association, Inc.
Series 2017-2ED2-C04, REMIC, 1.19%, (1 Month USD LIBOR + 1.10%), 11/26/29 (h)	100	98
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M1-HQA2, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 10/26/48 (h)	23	23
		774
Total Government And Agency Obligations (cost $80,886)		82,482
CORPORATE BONDS AND NOTES 13.8%
Financials 4.2%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (c)	90	100
AerCap Ireland Capital Designated Activity Company
4.13%, 07/03/23	375	398
AIA Group Limited
3.13%, 03/13/23 (b)	400	416
American International Group, Inc.
3.40%, 06/30/30	390	428
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (c)	408	386
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	230	235
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (c)	155	176
Banco Santander, S.A.
3.49%, 05/28/30 (i)	200	216
Bank of America Corporation
2.59%, 04/29/31	315	324
2.65%, 03/11/32	250	257
2.68%, 06/19/41	340	331
4.33%, 03/15/50	175	216
Barclays PLC
2.85%, 05/07/26 (i)	250	264
BBVA Bancomer, S.A.
4.38%, 04/10/24 (c)	275	299
BNP Paribas
2.22%, 06/09/26 (c) (i)	245	253
BPCE
4.00%, 09/12/23 (c)	510	547
Capital One Financial Corporation
3.65%, 05/11/27	240	267
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	127
Credit Suisse Group AG
3.00%, 12/14/23 (c) (h)	275	284
Danske Bank A/S
1.23%, 06/22/24 (c)	435	440
Discover Bank
2.70%, 02/06/30	250	262
EG Global Finance PLC
6.75%, 02/07/25 (c)	200	205
Enel Finance International N.V.
4.25%, 09/14/23 (c)	355	382
Fifth Third Bancorp
1.63%, 05/05/23	80	82
Ford Motor Credit Company LLC
5.11%, 05/03/29	200	225
4.00%, 11/13/30	400	420
HSBC Holdings PLC
3.26%, 03/13/23	525	536
Intesa Sanpaolo S.p.A.
3.13%, 07/14/22 (c)	475	487
JPMorgan Chase & Co.
3.38%, 05/01/23	475	500
3.63%, 12/01/27	300	329
2.52%, 04/22/31	200	206
2.96%, 05/13/31	110	116
KeyCorp
2.25%, 04/06/27	280	290
Liberty Mutual Group Inc.
4.25%, 06/15/23 (c)	100	107
Lincoln National Corporation
3.80%, 03/01/28	325	364
LYB International Finance II B.V.
3.50%, 03/02/27	325	355
Marsh & Mclennan Companies, Inc.
3.30%, 03/14/23	125	131
2.25%, 11/15/30	70	71
Metropolitan Life Global Funding I
3.45%, 10/09/21 (c)	805	812
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	400	416
Morgan Stanley
3.13%, 07/27/26	275	298
3.97%, 07/22/38	300	351
National Securities Clearing Corporation
1.50%, 04/23/25 (c)	355	362
NatWest Markets N.V.
4.75%, 07/28/25 (c) (i)	325	364
New York Life Global Funding
1.10%, 05/05/23 (c)	60	61
Nordea Bank AB
1.00%, 06/09/23 (c)	235	238
Panasonic Corporation
2.54%, 07/19/22 (c)	200	204
PNC Bank, National Association
3.50%, 06/08/23	275	291
Pricoa Global Funding I
3.45%, 09/01/23 (c)	600	639
Protective Life Global Funding
1.08%, 06/09/23 (c)	235	238
Royal Bank of Canada
1.60%, 04/17/23 (i)	205	209
Santander UK Group Holdings PLC
3.57%, 01/10/23 (i)	450	457
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	350	366
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (c)	360	383

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (c)	400	479
The Goldman Sachs Group, Inc.
3.85%, 01/26/27	550	606
The PRA Group, Inc.
7.38%, 09/01/25 (c)	135	145
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (i)	375	402
The Toronto-Dominion Bank
3.50%, 07/19/23	525	559
Truist Financial Corporation
1.95%, 06/05/30	125	125
UBS AG
1.75%, 04/21/22 (c)	300	303
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (c) (i)	375	418
USA Compression Finance Corp.
6.88%, 09/01/27	200	214
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (c)	537	585
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (c) (i)	305	309
Voya Financial, Inc.
3.13%, 07/15/24	250	266
Wells Fargo & Company
2.39%, 06/02/28	155	161
3.07%, 04/30/41	535	549
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	389
Willis North America Inc.
3.60%, 05/15/24	150	161
4.50%, 09/15/28	195	225
Woodside Finance Limited
3.70%, 09/15/26 (c)	475	513
		23,130
Communication Services 1.9%
America Movil, S.A.B. De C.V.
2.88%, 05/07/30	250	263
AT&T Inc.
3.00%, 06/30/22	250	256
4.35%, 03/01/29	35	41
2.25%, 02/01/32	290	285
3.50%, 06/01/41	230	239
Audacy Capital Corp.
6.75%, 03/31/29 (c)	140	146
Avaya, Inc.
6.13%, 09/15/28 (c)	215	230
Baidu, Inc.
3.88%, 09/29/23	275	293
Booking Holdings Inc.
3.60%, 06/01/26	350	388
Charter Communications Operating, LLC
4.50%, 02/01/24	550	599
Clear Channel International B.V.
6.63%, 08/01/25 (c)	200	209
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (c)	295	309
Comcast Corporation
2.65%, 02/01/30	70	74
1.95%, 01/15/31	95	94
3.90%, 03/01/38	200	230
3.45%, 02/01/50	300	325
Consolidated Communications, Inc.
6.50%, 10/01/28 (c)	285	306
Cox Communications, Inc.
2.95%, 10/01/50 (c)	295	280
CSC Holdings, LLC
4.13%, 12/01/30 (c)	225	224
DKT Finance ApS
9.38%, 06/17/23 (c)	200	205
Expedia Group, Inc.
5.00%, 02/15/26	73	83
Frontier Communications Holdings, LLC
5.88%, 11/01/29	135	138
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (c)	25	27
iHeartCommunications, Inc.
8.38%, 05/01/27	335	359
Ion Trading Technologies S.à r.l.
5.75%, 05/15/28 (c)	205	213
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (c)	195	210
Level 3 Financing, Inc.
4.25%, 07/01/28 (c)	140	142
3.63%, 01/15/29 (c)	280	271
Nexstar Escrow Inc.
5.63%, 07/15/27 (c)	290	308
Omnicom Group Inc.
3.65%, 11/01/24	100	109
Outfront Media Capital Corporation
4.25%, 01/15/29 (c)	240	241
Sinclair Television Group, Inc.
4.13%, 12/01/30 (c)	335	329
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	579
Telesat Canada
6.50%, 10/15/27 (c)	433	413
Tencent Holdings Limited
2.99%, 01/19/23 (c)	375	388
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (c)	75	81
Urban One, Inc.
7.38%, 02/01/28 (c)	280	302
Verizon Communications Inc.
1.68%, 10/30/30	255	244
4.27%, 01/15/36	175	208
2.65%, 11/20/40	135	130
4.00%, 03/22/50	150	173
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	271
Weibo Corporation
3.50%, 07/05/24	355	374
		10,589
Energy 1.6%
APT Pipelines Limited
4.25%, 07/15/27 (c)	225	255
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (c)	105	110
8.25%, 12/31/28 (c)	130	143
5.88%, 06/30/29 (c)	160	160
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	113
Canadian Natural Resources Limited
2.95%, 07/15/30	170	176
Cheniere Energy, Inc.
4.50%, 10/01/29	260	280
Chevron Corporation
2.00%, 05/11/27	115	119
CNX Resources Corporation
7.25%, 03/14/27 (c)	240	257
6.00%, 01/15/29 (c)	110	119
Comstock Resources, Inc.
6.75%, 03/01/29 (c)	235	250
ConocoPhillips
3.75%, 10/01/27 (c)	100	112
Diamondback Energy, Inc.
4.75%, 05/31/25	125	141
Enbridge Inc.
4.25%, 12/01/26	275	310
Energy Transfer LP
5.25%, 04/15/29	120	142
3.75%, 05/15/30	75	82
Eni S.p.A.
4.00%, 09/12/23 (c)	200	214
Harvest Midstream I, L.P.
7.50%, 09/01/28 (c)	245	266

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Hess Corporation
4.30%, 04/01/27	150	167
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (c)	180	168
10.50%, 05/15/27 (c)	115	114
NGL Energy Operating LLC
7.50%, 02/01/26 (c)	290	305
NGL Energy Partners LP
7.50%, 11/01/23	135	133
Occidental Petroleum Corporation
2.90%, 08/15/24	440	450
8.50%, 07/15/27	105	132
6.38%, 09/01/28	180	210
6.63%, 09/01/30	65	78
6.13%, 01/01/31	75	88
6.45%, 09/15/36	55	66
PDC Energy, Inc.
5.75%, 05/15/26	225	235
PDV America, Inc.
9.25%, 08/01/24 (c)	240	245
Pioneer Natural Resources Company
1.13%, 01/15/26	115	114
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	55	63
Saudi Arabian Oil Company
2.88%, 04/16/24 (c)	455	479
SM Energy Company
5.63%, 06/01/25	180	178
6.63%, 01/15/27 (d)	80	82
Suncor Energy Inc.
3.10%, 05/15/25	70	75
Tallgrass Energy Partners, LP
6.00%, 03/01/27 (c)	215	221
6.00%, 12/31/30 (c)	85	89
Targa Resource Corporation
6.50%, 07/15/27	240	261
Total Capital International
2.99%, 06/29/41	265	270
Transocean Pontus Limited
6.13%, 08/01/25 (c)	141	143
Transocean Proteus Limited
6.25%, 12/01/24 (c)	138	139
Valero Energy Corporation
2.85%, 04/15/25	295	313
Western Midstream Operating, LP
4.65%, 07/01/26	180	192
4.75%, 08/15/28	105	114
Williams Partners L.P.
5.10%, 09/15/45	175	218
		8,591
Health Care 1.4%
Abbott Laboratories
1.15%, 01/30/28	200	196
AbbVie Inc.
3.20%, 05/14/26	300	325
4.70%, 05/14/45	100	125
4.25%, 11/21/49	195	234
Alcon Finance Corporation
2.60%, 05/27/30 (c)	265	271
Banner Health
1.90%, 01/01/31	70	69
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (c)	250	262
Becton, Dickinson and Company
3.70%, 06/06/27	180	200
2.82%, 05/20/30	140	147
Biogen Inc.
2.25%, 05/01/30	320	321
Bristol-Myers Squibb Company
3.55%, 08/15/22	525	544
Cigna Holding Company
3.00%, 07/15/23	500	523
CommonSpirit Health
2.76%, 10/01/24	105	111
2.78%, 10/01/30	75	78
CVS Health Corporation
3.50%, 07/20/22	475	488
5.05%, 03/25/48	475	618
DaVita Inc.
3.75%, 02/15/31 (c)	250	240
Elanco Animal Health
4.91%, 08/27/21 (j) (k)	50	50
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (c)	190	192
Northwell Health, Inc.
3.98%, 11/01/46	175	198
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (c)	116	127
Perrigo Finance Unlimited Company
3.15%, 06/15/30 (k)	315	322
Providence St. Joseph Health
3.93%, 10/01/48	550	637
Stanford Health Care
3.80%, 11/15/48	150	177
Tenet Healthcare Corporation
6.13%, 10/01/28 (c)	220	234
6.88%, 11/15/31	70	79
UnitedHealth Group Incorporated
2.00%, 05/15/30	140	141
2.90%, 05/15/50	270	273
Zoetis Inc.
2.00%, 05/15/30	290	288
		7,470
Consumer Discretionary 1.2%
Adtalem Global Education Inc.
5.50%, 03/01/28 (c)	210	214
Amazon.com, Inc.
5.20%, 12/03/25	350	411
3.88%, 08/22/37	225	266
AutoZone, Inc.
3.13%, 07/15/23 - 04/18/24	370	389
Carnival Corporation
5.75%, 03/01/27 (c)	290	305
Core & Main LP
8.63%, 09/15/24 (c) (l)	195	199
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (c)	185	187
General Motors Financial Company, Inc.
2.40%, 04/10/28	325	329
Hasbro, Inc.
3.00%, 11/19/24 (k)	155	165
Hyundai Capital America
2.38%, 02/10/23 (c)	105	108
IRB Holding Corp.
6.75%, 02/15/26 (c)	225	233
LSF9 Atlantis
7.75%, 02/15/26 (c)	240	248
Macys Retail Holdings
5.88%, 04/01/29 (c) (d)	175	188
Magic Mergeco, Inc.
7.88%, 05/01/29 (c)	275	283
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (c)	265	264
Nissan Motor Acceptance Corporation
3.65%, 09/21/21 (c)	220	221
NMG Holding Company, Inc.
7.13%, 04/01/26 (c)	300	320
O'Reilly Automotive, Inc.
3.60%, 09/01/27	150	168
QVC, Inc.
4.38%, 03/15/23	330	348
4.45%, 02/15/25	275	293
Seaworld Entertainment, Inc.
9.50%, 08/01/25 (c)	235	253
Staples, Inc.
10.75%, 04/15/27 (c) (d)	130	133
Studio City Finance Limited
5.00%, 01/15/29 (c)	235	237

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Tenneco Inc.
5.00%, 07/15/26 (d)	300	298
The TJX Companies, Inc.
1.60%, 05/15/31 (d)	155	149
Wheel Pros, Inc.
6.50%, 05/15/29 (c)	265	268
White Cap Parent, LLC
8.25%, 03/15/26 (c) (l)	265	274
		6,751
Industrials 0.9%
Air Lease Corporation
3.50%, 01/15/22	155	158
American Airlines, Inc.
11.75%, 07/15/25 (c)	90	113
ARD Finance S.A.
6.50%, 06/30/27 (c) (l)	400	420
Bombardier Inc.
6.00%, 10/15/22 (c)	223	223
Caterpillar Financial Services Corporation
3.15%, 09/07/21	500	503
Deluxe Corporation
8.00%, 06/01/29 (c)	215	233
Granite US Holdings Corporation
11.00%, 10/01/27 (c)	230	256
H&E Equipment Services, Inc.
3.88%, 12/15/28 (c)	185	182
Kansas City Southern
2.88%, 11/15/29	210	222
3.50%, 05/01/50	180	190
Lockheed Martin Corporation
3.55%, 01/15/26	250	276
Raytheon BBN Technologies Corp.
3.20%, 03/15/24	350	372
Republic Services, Inc.
3.38%, 11/15/27	100	110
Rolls-Royce Plc
5.75%, 10/15/27 (c)	225	247
Roper Technologies, Inc.
3.80%, 12/15/26	375	418
Spirit AeroSystems, Inc.
4.60%, 06/15/28	335	330
Tutor Perini Corporation
6.88%, 05/01/25 (c) (d)	190	197
United Airlines Holdings, Inc.
4.88%, 01/15/25 (d)	220	229
		4,679
Real Estate 0.6%
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	302
Brookfield Property REIT Inc.
5.75%, 05/15/26 (c)	245	257
Crown Castle International Corp.
2.25%, 01/15/31	185	182
2.10%, 04/01/31	255	249
Duke Realty Limited Partnership
4.00%, 09/15/28	410	467
Essex Portfolio, L.P.
3.38%, 04/15/26	525	571
Highwoods Realty Limited Partnership
3.63%, 01/15/23	125	129
Kimco Realty Corporation
3.30%, 02/01/25	150	162
ProLogis, L.P.
2.13%, 04/15/27	35	36
Regency Centers, L.P.
3.60%, 02/01/27	100	111
Service Properties Trust
4.95%, 02/15/27	125	124
3.95%, 01/15/28	293	276
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	185
Vereit Operating Partnership, L.P.
2.20%, 06/15/28	75	76
W.P. Carey Inc.
3.85%, 07/15/29	280	311
		3,438
Utilities 0.5%
Ausgrid Finance Pty Ltd
3.85%, 05/01/23 (c)	209	218
Cameron LNG, LLC
2.90%, 07/15/31 (c)	55	59
3.70%, 01/15/39 (c)	50	56
CMS Energy Corporation
3.00%, 05/15/26	100	107
Duke Energy Progress, LLC
3.70%, 10/15/46	100	114
Eversource Energy
3.30%, 01/15/28	100	109
FirstEnergy Corp.
7.38%, 11/15/31	225	308
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (c)	250	272
NiSource Finance Corp.
3.95%, 03/30/48	150	171
Pacific Gas And Electric Company
2.10%, 08/01/27	135	131
San Diego Gas & Electric Company
4.10%, 06/15/49	425	513
State Grid Overseas Investment Limited
3.75%, 05/02/23 (c)	400	422
Virginia Electric and Power Company
4.00%, 01/15/43	275	322
Vistra Operations Company LLC
3.55%, 07/15/24 (c)	140	148
		2,950
Consumer Staples 0.5%
Altria Group, Inc.
2.35%, 05/06/25	20	21
5.80%, 02/14/39	200	247
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	364
Coty Inc.
6.50%, 04/15/26 (c)	420	425
Danone
2.95%, 11/02/26 (c)	250	268
Diageo Capital PLC
1.38%, 09/29/25	210	213
RELX Capital Inc.
3.00%, 05/22/30	95	101
Rite Aid Corporation
7.50%, 07/01/25 (c)	320	325
Sigma Holdco B.V.
7.88%, 05/15/26 (c)	450	457
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (c)	145	146
Triton Water Holdings Incorporated
6.25%, 04/01/29 (c)	265	267
		2,834
Materials 0.5%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	15
Allegheny Technologies Incorporated
7.88%, 08/15/23 (j) (k)	204	225
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (c)	200	216
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (c)	305	319
CVR Partners, LP
9.25%, 06/15/23 (c)	35	35
6.13%, 06/15/28 (c)	245	251
GrafTech Finance Inc.
4.63%, 12/15/28 (c)	245	252
IAMGOLD Corporation
5.75%, 10/15/28 (c)	230	239
Legacy Vulcan Corp.
4.50%, 06/15/47	100	122

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Nucor Corporation
3.95%, 05/01/28	250	284
Polar US Borrower, LLC
6.75%, 05/15/26 (c)	210	210
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	175	194
Scih Salt Holdings Inc.
6.63%, 05/01/29 (c)	305	306
Warrior Met Coal, Inc.
8.00%, 11/01/24 (c)	145	147
		2,815
Information Technology 0.5%
Apple Inc.
1.65%, 05/11/30	235	233
2.95%, 09/11/49	200	207
Avnet, Inc.
4.63%, 04/15/26	100	113
Fiserv, Inc.
3.20%, 07/01/26	110	119
Micron Technology, Inc.
2.50%, 04/24/23	185	191
Microsoft Corporation
2.92%, 03/17/52	100	106
NCR Corporation
5.75%, 09/01/27 (c)	140	148
5.00%, 10/01/28 (c)	35	36
5.13%, 04/15/29 (c)	75	77
NXP B.V.
3.15%, 05/01/27 (c)	35	37
Qualcomm Incorporated
2.15%, 05/20/30	260	266
Salesforce.Com, Inc.
2.70%, 07/15/41	350	352
Texas Instruments Incorporated
1.75%, 05/04/30	75	75
Veritas USA Inc.
7.50%, 09/01/25 (c)	350	364
ViaSat, Inc.
6.50%, 07/15/28 (c)	170	181
		2,505
Total Corporate Bonds And Notes (cost $71,623)		75,752
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.7%
American Airlines, Inc.
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	369	376
Angel Oak Mortgage Trust
Series 2021-A1-2, REMIC, 0.98%, 04/25/25 (h)	217	218
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, REMIC, 1.69%, 06/25/24	86	87
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (h)	287	288
Series 2021-A2-1, REMIC, 1.11%, 02/25/25 (h)	85	85
Avis Budget Rental Car Funding (AESOP) LLC
Series 2017-A-1A, 3.07%, 09/20/22	415	427
Series 2018-A-2A, 4.00%, 03/20/24	395	427
Series 2019-B-2A, 3.55%, 09/20/24	165	176
BBCMS 2020-BID Mortgage Trust
Series 2020-A-BID, REMIC, 2.24%, (1 Month USD LIBOR + 2.14%), 10/15/25 (h)	265	266
BFLD Trust
Series 2019-C-DPLO, REMIC, 1.61%, (1 Month USD LIBOR + 1.54%), 10/15/21 (h)	215	215
BlueMountain CLO Ltd
Series 2012-AR2-2A, 1.21%, (3 Month USD LIBOR + 1.05%), 11/20/28 (h)	302	302
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	58	61
CarMax Auto Owner Trust 2021-1
Series 2021-D-1, 1.28%, 02/17/25	130	129
CF Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 04/17/24	155	157
CIFC Funding 2021-I Ltd
Series 2021-A-3A, 1.29%, (3 Month USD LIBOR + 1.14%), 07/15/36 (h)	250	250
Citigroup Commercial Mortgage Trust
Series 2013-C-375P, REMIC, 3.63%, 05/12/23 (h)	100	102
CNH Equipment Trust
Series 2019-B-C, 2.35%, 10/15/23	260	269
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	54	54
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	110	119
COMM Mortgage Trust
Series 2014-C-CR14, REMIC, 4.76%, 01/12/24 (h)	405	426
Series 2014-B-UBS2, REMIC, 4.70%, 02/12/24	400	429
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.90%, 06/25/25 (h)	98	98
Driven Brands Funding LLC
Series 2019-A2-1A, 4.64%, 04/22/26	127	137
Series 2020-A2-1A, 3.79%, 07/20/50	84	88
Dryden 77 CLO, Ltd.
Series 2020-AR-77A, 1.26%, (3 Month USD LIBOR + 1.12%), 05/22/34 (h)	250	250
Ellington Financial Mortgage Trust
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (h)	55	55
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (h)	98	98
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	95	95
Extended Stay America, Inc.
Series 2021-B-ESH, REMIC, 0.00%, 07/17/23 (h)	130	130
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	170	172
Galton Funding Mortgage Trust 2020-H1
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24 (h)	65	66
Grace Trust
Series 2020-C-GRCE, REMIC, 2.77%, 12/12/30 (h)	150	154
Great Wolf Trust 2019-WOLF
Series 2019-D-WOLF, REMIC, 2.01%, (1 Month USD LIBOR + 1.93%), 12/15/21 (h) (j)	95	94
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 3.00%, 11/25/41	131	133
GS Mortgage-Backed Securities Trust 2021-PJ5
Series 2021-A8-PJ5, REMIC, 2.50%, 03/25/28 (h)	303	310
JPMBB Commercial Mortgage Securities Trust
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	456
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	110	120
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2020-A-609M, REMIC, 1.47%, 10/17/22 (h)	250	251
Magnetite XXIII, Limited
Series 2019-A-23A, 1.48%, (3 Month USD LIBOR + 1.30%), 10/25/32 (h)	265	265
Metlife Securitization Trust
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (h)	192	202
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-B-MHC, REMIC, 1.25%, (1 Month USD LIBOR + 1.10%), 04/15/26 (h)	360	360
MHC Trust 2021-MHC2
Series 2021-D-MHC2, 1.60%, (1 Month USD LIBOR + 1.50%), 05/15/23 (h)	155	155
Mill City Mortgage Loan Trust
Series 2018-A1-1, REMIC, 3.25%, 07/25/24 (h)	183	188
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	220	236
Morgan Stanley Residential Mortgage Loan Trust 2021-2
Series 2021-A9-2, REMIC, 2.50%, 01/25/43	99	100
MVW 2019-2 LLC
Series 2019-A-2A, REMIC, 2.22%, 10/20/38	61	62

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Navient Private Education Refi Loan Trust
Series 2019-A2-FA, 2.60%, 04/15/28	153	156
Series 2019-A-GA, 2.40%, 05/15/28	57	58
Series 2019-A2-CA, 3.13%, 07/15/28	181	185
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A-A, 0.84%, 05/15/69	85	84
Nelnet Student Loan Trust
Series 2020-A-1A, 0.83%, (1 Month USD LIBOR + 0.74%), 03/26/68 (h)	89	89
New Orleans Hotel Trust
Series 2019-C-HNLA, REMIC, 1.66%, (1 Month USD LIBOR + 1.59%), 04/15/32 (h)	300	297
New Residential Mortgage Loan Trust
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59 (h)	139	141
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	58	59
OBX Trust
Series 2019-2A2-EXP3, REMIC, 1.19%, (1 Month USD LIBOR + 1.10%), 09/25/59 (h)	47	47
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (h)	50	51
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (h)	112	115
Series 2020-2A2-EXP1, REMIC, 1.04%, (1 Month USD LIBOR + 0.95%), 01/26/60 (h)	52	52
Palmer Square CLO Ltd
Series 2021-A-2A, 1.35%, (3 Month USD LIBOR + 1.15%), 07/17/34 (h)	255	255
PSMC Trust
Series 2021-A3-2, REMIC, 2.50%, 05/25/51 (h)	265	272
Santander Retail Auto Lease Trust
Series 2019-A3-A, REMIC, 2.77%, 11/20/21	84	85
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	265	276
SFO Commercial Mortgage Trust 2021-555
Series 2021-B-555, REMIC, 1.60%, (1 Month USD LIBOR + 1.50%), 05/15/28 (h)	155	155
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-B-FUN, REMIC, 1.32%, (1 Month USD LIBOR + 1.25%), 06/16/31 (h) (j)	383	383
SMB Private Education Loan Trust
Series 2020-A2A-A, 2.23%, 09/15/37	100	103
SMB Private Education Loan Trust 2015-B
Series 2015-A3-B, 1.82%, (1 Month USD LIBOR + 1.75%), 05/17/32 (h)	200	203
SMB Private Education Loan Trust 2016-B
Series 2016-A2B-B, 1.52%, (1 Month USD LIBOR + 1.45%), 08/15/25 (h)	190	192
SMB Private Education Loan Trust 2019-A
Series 2019-A2B-A, 0.97%, (1 Month USD LIBOR + 0.87%), 07/15/36 (h)	92	93
SMB Private Education Loan Trust 2021-A
Series 2021-APT1-A, 1.07%, 01/15/53	340	335
Starwood Mortgage Residential Trust
Series 2018-A1-IMC2, REMIC, 4.12%, 10/26/48 (h)	97	98
Series 2019-A1-INV1, REMIC, 2.61%, 09/25/49 (h)	39	40
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (h)	136	138
Starwood Mortgage Residential Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (h)	110	110
Starwood Mortgage Residential Trust 2021-2
Series 2021-A2-2, REMIC, 1.34%, 05/25/23	95	95
Towd Point Mortgage Trust
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (h)	193	199
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (h)	182	188
Verizon Owner Trust
Series 2018-C-A, 3.55%, 12/20/21	300	305
Verus Securitization Trust
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (h)	200	205
Verus Securitization Trust 2020-1
Series 2020-A3-1, REMIC, 2.72%, 01/25/60 (h) (j)	114	115
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (h)	121	121
Vista Point Securitization Trust 2020-1
Series 2020-A1-1, REMIC, 1.76%, 03/25/65 (h)	54	54
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	110	120
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	115	124
Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,485)		14,736
PREFERRED STOCKS 0.5%
Health Care 0.3%
Roche Holding AG	5	1,885
Utilities 0.1%
NextEra Energy, Inc., 5.28%, 03/01/23 (i)	1	32
Sempra Energy, 6.75%, 07/15/21 (i) (l)	—	13
The AES Corporation, 6.88%, 02/15/24 (i)	2	197
The Southern Company, 6.75%, 08/01/22 (i)	2	116
		358
Communication Services 0.1%
Telecom Italia SpA (d)	482	255
Financials 0.0%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (a)	7	146
Energy 0.0%
Crestwood Equity Partners LP, 9.25% (m)	12	113
Total Preferred Stocks (cost $2,115)		2,757
SENIOR FLOATING RATE INSTRUMENTS 0.4%
Consumer Discretionary 0.3%
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.59%, (1 Month USD LIBOR + 4.50%), 06/19/25 (h)	233	234
KNS Acquisition Corp.
Term Loan, 0.00%, (3 Month USD LIBOR + 6.25%), 04/16/27 (h) (n)	65	65
Term Loan, 7.00%, (3 Month USD LIBOR + 6.25%), 04/16/27 (h)	190	189
PetSmart, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/31/24 (h)	250	250
Rent-A-Center, Inc.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 02/04/28 (h)	239	239
Staples, Inc.
7 Year Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 04/05/26 (h) (n)	105	102
7 Year Term Loan, 5.18%, (3 Month USD LIBOR + 5.00%), 04/05/26 (h)	170	165
The Enterprise Development Authority
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (h)	188	188
		1,432
Industrials 0.1%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (h)	245	255
Tutor Perini Corporation
Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 08/13/27 (h)	249	251
		506
Consumer Staples 0.0%
Journey Personal Care Corp.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (h)	250	250
Total Senior Floating Rate Instruments (cost $2,175)		2,188
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 7.3%
Investment Companies 6.7%
JNL Government Money Market Fund - Institutional Class, 0.01% (o) (p)	2,060	2,060
T. Rowe Price Government Reserve Fund, 0.03% (o) (p)	34,684	34,684
		36,744
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (o) (p)	2,939	2,939
Total Short Term Investments (cost $39,683)		39,683
Total Investments 102.8% (cost $463,623)		562,762
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (2.8)%		(15,294)
Total Net Assets 100.0%		547,475

(a)  Non-income producing security.

(b)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $31,869 and 5.8% of the Fund.

(d)  All or a portion of the security was on loan as of June 30, 2021.

(e)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2021, the total payable for investments purchased on a delayed delivery basis was $14,599.

(f)  All or a portion of the security is pledged or segregated as collateral.

(g)  Treasury inflation indexed note, par amount is adjusted for inflation.

(h)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i)  Convertible security.

(j)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(k)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n)  This senior floating rate interest will settle after June 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Investment in affiliate.

(p)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Summary of Investments by Country^	Total Long Term Investments
United States of America	73.4%
Japan	4.3
United Kingdom	4.3
France	2.4
Germany	2.1
Switzerland	2.0
Netherlands	1.9
Canada	1.5
Australia	1.3
China	0.8
Italy	0.6
Singapore	0.6
Ireland	0.6
Sweden	0.6
Norway	0.5
South Korea	0.5
Taiwan	0.5
Finland	0.3
Cayman Islands	0.3
Hong Kong	0.2
Chile	0.2
Belgium	0.2
Luxembourg	0.1
Denmark	0.1
Mexico	0.1
Spain	0.1
Saudi Arabia	0.1
India	0.1
Austria	0.1
Panama	0.1
Virgin Islands (British)	0.1
Brazil	—
Bermuda	—
Russian Federation	—
South Africa	—
Jersey	—
Israel	—
Portugal	—
Kazakhstan	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AIA Group Limited, 3.13%, 03/13/23	08/22/18	397	416	0.1
Amadeus IT Group SA	03/19/20	191	301	—
Cellnex Telecom, S.A.	05/27/21	14	15	—
China Resources Mixc Lifestyle Services Limited	12/03/20	10	14	—
Covestro AG	03/11/20	371	442	0.1
Knorr - Bremse Aktiengesellschaft	10/11/18	281	343	0.1
Kojamo Oyj	08/14/18	22	36	—
Samsonite International S.A.	02/14/19	179	206	—
Siemens Healthineers AG	08/14/18	529	746	0.1
Zalando SE	08/14/18	339	858	0.2
		2,333	3,377	0.6

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	12	September 2021	1,583	3	7
United States 2 Year Note	32	October 2021	7,060	1	(10)
United States 5 Year Note	65	October 2021	8,036	4	(13)
				8	(16)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/T. Rowe Price Balanced Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Ultra Bond	(2)	September 2021	(291)	(1)	(4)

JNL/T. Rowe Price Balanced Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.IG.36 (Q)	1.00	06/20/26	(1,600)	41	—	6

JNL/T. Rowe Price Balanced Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CGM	07/23/21	USD	6	5	—
AUD/USD	SSB	07/23/21	USD	11	8	—
AUD/USD	SSB	07/23/21	USD	5	4	—
CAD/USD	HSB	07/23/21	USD	5	4	—
CAD/USD	SSB	07/23/21	USD	11	9	—
CAD/USD	SSB	07/23/21	USD	5	4	—
EUR/USD	SSB	08/20/21	USD	14	16	—
GBP/USD	SSB	08/20/21	USD	12	16	—
NOK/USD	GSC	07/23/21	USD	35	4	—
NOK/USD	SSB	07/23/21	USD	75	9	—
NOK/USD	SSB	07/23/21	USD	32	4	—
NZD/USD	SSB	07/23/21	USD	12	8	—
NZD/USD	SSB	07/23/21	USD	11	7	—
SEK/USD	SSB	08/20/21	USD	145	17	—
USD/AUD	GSC	07/23/21	AUD	(11)	(8)	—
USD/AUD	SSB	07/23/21	AUD	(11)	(8)	—
USD/CAD	HSB	07/23/21	CAD	(10)	(8)	—
USD/CAD	SSB	07/23/21	CAD	(11)	(9)	—
USD/EUR	BOA	08/20/21	EUR	(7)	(8)	—
USD/EUR	SSB	08/20/21	EUR	(7)	(8)	—
USD/GBP	CIT	08/20/21	GBP	(12)	(16)	—
USD/NOK	MSC	07/23/21	NOK	(67)	(8)	—
USD/NOK	SSB	07/23/21	NOK	(75)	(9)	—
USD/NZD	CIT	07/23/21	NZD	(12)	(8)	—
USD/NZD	MSC	07/23/21	NZD	(11)	(8)	—
USD/SEK	JPM	08/20/21	SEK	(70)	(8)	—
USD/SEK	SSB	08/20/21	SEK	(75)	(9)	—
					—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	249,784	95,380	—	345,164
Government And Agency Obligations	—	82,482	—	82,482
Corporate Bonds And Notes	—	75,752	—	75,752
Non-U.S. Government Agency Asset-Backed Securities	—	14,736	—	14,736
Preferred Stocks	2,757	—	—	2,757
Senior Floating Rate Instruments	—	2,188	—	2,188
Short Term Investments	39,683	—	—	39,683
	292,224	270,538	—	562,762
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	7	—	—	7
Centrally Cleared Credit Default Swap Agreements	—	6	—	6
Open Forward Foreign Currency Contracts	—	—	—	—
	7	6	—	13

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(27)	—	—	(27)
Open Forward Foreign Currency Contracts	—	—	—	—
	(27)	—	—	(27)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 70.2%
Information Technology 15.7%
Cisco Systems, Inc. (a) (b)	609	32,288
Fiserv, Inc. (a) (b)	1,656	177,026
FleetCor Technologies Inc. (a) (b)	418	106,942
Global Payments Inc. (b)	725	135,869
Microsoft Corporation (a) (b)	2,487	673,663
NXP Semiconductors N.V. (b)	98	20,202
Salesforce.Com, Inc. (a)	653	159,606
TE Connectivity Ltd.	699	94,450
Visa Inc. - Class A (b)	1,150	268,978
		1,669,024
Health Care 14.1%
Becton, Dickinson and Company	425	103,395
Danaher Corporation (b)	1,206	323,680
Envista Holdings Corporation (a) (b)	336	14,524
Humana Inc. (b)	661	292,513
Medtronic Public Limited Company (b)	79	9,806
PerkinElmer Inc.	975	150,519
Thermo Fisher Scientific Inc. (b)	610	307,628
UnitedHealth Group Incorporated (b)	755	302,243
		1,504,308
Consumer Discretionary 9.7%
Amazon.com Inc. (a) (b)	172	591,952
Hilton Worldwide Holdings Inc. (a) (b)	553	66,659
Marriott International, Inc. - Class A (a) (b)	478	65,275
McDonald's Corporation (b)	87	20,050
Ross Stores Inc. (a) (b)	39	4,786
Yum! Brands, Inc. (b)	2,456	282,520
		1,031,242
Financials 9.1%
Arthur J Gallagher & Co.	483	67,702
Bank of America Corp. (b)	2,661	109,705
CME Group Inc. - Class A (a) (b)	79	16,802
Intercontinental Exchange, Inc. (b)	743	88,217
Marsh & McLennan Companies, Inc. (b)	2,601	365,902
The PNC Financial Services Group, Inc. (b)	1,707	325,537
		973,865
Industrials 7.8%
General Electric Company (b)	33,841	455,493
Ingersoll Rand Inc. (a)	1,582	77,227
Lockheed Martin Corporation (b)	54	20,393
Northrop Grumman Systems Corp. (b)	62	22,496
Roper Technologies, Inc. (b)	159	74,596
Teledyne Technologies Inc. (a) (b)	80	33,416
Waste Connections, Inc. (a)	1,166	139,266
Waste Management, Inc. (b)	78	10,971
		833,858
Utilities 7.8%
Ameren Corporation (b)	2,169	173,597
American Electric Power Co. Inc. (a) (b)	2,820	238,522
CMS Energy Corp.	699	41,288
Duke Energy Corporation	3	262
Exelon Corporation (a) (b)	3,029	134,210
NiSource Inc.	3,863	94,652
Public Service Enterprise Group Inc.	2,442	145,891
		828,422
Communication Services 4.5%
Alphabet Inc. - Class A (a) (b)	23	56,501
Alphabet Inc. - Class C (a) (b)	126	316,440
Facebook, Inc. - Class A (a) (b)	305	106,058
		478,999
Consumer Staples 1.4%
Keurig Dr Pepper Inc. (a) (b)	2,451	86,384
Mondelez International, Inc. - Class A (a) (b)	159	9,909
PepsiCo, Inc. (a) (b)	166	24,626
The Coca-Cola Company (b)	555	30,053
		150,972
Real Estate 0.1%
American Tower Corporation (b)	51	13,780
Total Common Stocks (cost $5,822,739)		7,484,470
SENIOR FLOATING RATE INSTRUMENTS 9.4%
Information Technology 2.6%
Alliant Holdings Intermediate, LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 05/10/25 (c) (d)	695	687
Applied Systems, Inc.
2017 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 09/06/24 (c) (d)	14,350	14,312
2017 1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 09/06/24 (c)	6,675	6,657
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 2.25%), 09/06/24 (c)	93	93
2021 2nd Lien Term Loan, 0.00%, (3 Month USD LIBOR + 5.50%), 09/19/25 (c) (d)	355	359
2021 2nd Lien Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 09/19/25 (c)	1,736	1,756
Ascend Learning, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 06/29/24 (c)	680	679
CCC Information Services, Inc.
2017 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 03/30/24 (c)	78,860	78,817
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (c)	17,410	17,349
2nd Lien Term Loan, 7.00%, (1 Month USD LIBOR + 6.50%), 04/13/29 (c)	1,245	1,251
Emerald TopCo Inc
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 07/16/26 (c) (d)	280	278
Term Loan, 3.61%, (1 Month USD LIBOR + 3.50%), 07/16/26 (c)	63	62
Term Loan, 3.69%, (1 Month USD LIBOR + 3.50%), 07/16/26 (c)	24,656	24,502
Press Ganey Holdings, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 07/25/26 (c) (d)	400	400
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 07/25/26 (c)	3,446	3,451
Project Boost Purchaser, LLC
2021 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 06/01/26 (c) (d)	1,075	1,073
RealPage, Inc
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 02/18/28 (c) (d)	3,305	3,294
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/18/28 (c)	22,315	22,237
2nd Lien Term Loan, 7.25%, (3 Month USD LIBOR + 6.50%), 02/17/29 (c)	1,300	1,337
Ultimate Software Group Inc(The)
Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 04/08/26 (c)	1,857	1,857
2021 Incremental Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 05/04/26 (c)	94,707	94,762
2020 2nd Lien Incremental Term Loan, 7.50%, (3 Month USD LIBOR + 6.75%), 05/03/27 (c)	2,950	2,997
		278,210
Financials 2.4%
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 05/07/25 (c) (d)	1,435	1,419
2018 Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 05/07/25 (c)	15,191	15,018
Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 05/10/25 (c)	7,111	7,029
2020 Term Loan B3, 0.00%, (3 Month USD LIBOR + 3.75%), 10/09/27 (c) (d)	6,025	6,030
2020 Term Loan B3, 4.25%, (1 Month USD LIBOR + 3.75%), 10/09/27 (c)	8,618	8,625
Eagle Broadband Investments LLC
Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 10/19/27 (c)	2,662	2,659

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Hub International Limited
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 04/25/25 (c) (d)	4,254	4,205
2018 Term Loan B, 2.90%, (3 Month USD LIBOR + 3.00%), 04/25/25 (c)	—	—
2018 Term Loan B, 2.93%, (3 Month USD LIBOR + 3.00%), 04/25/25 (c)	137,540	135,943
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 04/25/25 (c)	61,605	61,562
Hyperion Insurance Group Ltd.
2020 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 12/20/27 (c)	9,089	9,111
Ryan Specialty Group, LLC
Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 07/23/27 (c)	5,594	5,589
		257,190
Consumer Discretionary 1.6%
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 0.00%, (3 Month USD LIBOR + 2.50%), 02/01/24 (c) (d)	4,615	4,587
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (c)	39,295	39,056
Four Seasons Hotels Limited
New 1st Lien Term Loan, 2.11%, (1 Month USD LIBOR + 2.00%), 06/27/20 (c)	4,519	4,502
IRB Holding Corp
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 02/05/25 (c) (d)	205	204
2020 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 02/05/25 (c)	2,250	2,245
2020 Fourth Amendment Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 11/19/27 (c) (d)	1,660	1,659
2020 Fourth Amendment Incremental Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 11/19/27 (c)	9,636	9,630
Life Time Fitness Inc
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 12/31/24 (c)	15,403	15,441
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 01/24/27 (c)	19,657	19,313
Mileage Plus Holdings LLC
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 5.25%), 12/31/23 (c) (d)	595	635
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (c)	41,866	44,678
SeaWorld Parks & Entertainment, Inc.
Term Loan B5, 3.75%, (1 Month USD LIBOR + 3.00%), 03/01/24 (c)	5,338	5,298
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (c)	17,575	18,554
WOOF Holdings, Inc
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/16/27 (c)	3,810	3,807
		169,609
Industrials 1.3%
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (c)	21,815	21,815
CPI Holdco, LLC
2021 Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 11/04/26 (c)	3,777	3,779
Delta Air Lines, Inc.
2020 Skymiles Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 10/20/27 (c) (d)	3,000	3,167
Filtration Group Corporation
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 03/27/25 (c) (d)	705	699
2018 1st Lien Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 03/27/25 (c)	4,788	4,746
2018 EUR Term Loan, 3.50%, (3 Month EURIBOR + 3.50%), 03/31/25, EUR (c)	10,239	12,034
2020 Incremental Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 03/31/25 (c)	1,881	1,881
Gardner Denver, Inc.
2020 USD Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 03/01/27 (c)	2,010	2,007
Polaris Newco LLC
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 4.00%), 06/03/28 (c)	3,480	3,488
USI, Inc.
2017 Repriced Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 05/16/24 (c) (d)	3,690	3,654
2017 Repriced Term Loan, 3.20%, (3 Month USD LIBOR + 3.00%), 05/16/24 (c)	46,627	46,168
2019 Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 12/02/26 (c) (d)	6,997	6,928
2019 Incremental Term Loan B, 3.45%, (3 Month USD LIBOR + 3.25%), 12/02/26 (c)	27,720	27,447
Welbilt, Inc.
2018 Term Loan B, 2.59%, (1 Month USD LIBOR + 2.50%), 10/16/25 (c)	2,875	2,850
		140,663
Health Care 0.9%
ADMI Corp.
2021 Incremental Term Loan B3, 0.00%, (3 Month USD LIBOR + 3.75%), 12/23/27 (c) (d)	13,465	13,440
2021 Term Loan B2, 3.25%, (1 Month USD LIBOR + 2.75%), 12/31/27 (c)	11,077	10,946
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 05/09/25 (c) (d) (e)	1,820	1,817
Heartland Dental, LLC
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 04/17/25 (c) (d)	3,182	3,142
2018 1st Lien Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 04/17/25 (c)	33,865	33,441
2021 Incremental Term Loan, 4.07%, (1 Month USD LIBOR + 4.00%), 04/30/25 (c)	3,525	3,516
NVA Holdings, Inc.
2019 Term Loan A3, 2.37%, (1 Month USD LIBOR + 2.25%), 09/19/22 (c) (e)	11,625	11,509
Pacific Dental Services,LLC
2021 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 04/21/28 (c)	3,035	3,041
Pearl Intermediate Parent LLC
2018 1st Lien Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 02/01/25 (c)	1,828	1,802
2018 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 02/14/25 (c) (d)	683	678
2018 Incremental Term Loan, 3.34%, (3 Month USD LIBOR + 3.25%), 02/14/25 (c)	6,318	6,274
Petvet Care Centers, LLC
2021 Term Loan B3, 0.00%, (3 Month USD LIBOR + 3.50%), 02/14/25 (c) (d)	1,446	1,448
PetVet Care Centers, LLC
2021 Term Loan B3, 4.25%, (1 Month USD LIBOR + 3.50%), 02/14/25 (c)	6,250	6,260
Prestige Brands, Inc.
Term Loan B4, 2.09%, (3 Month USD LIBOR + 2.00%), 01/20/24 (c)	66	66
		97,380
Materials 0.3%
H.B. Fuller Company
2017 Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 10/11/24 (c)	708	708
Vertical Midco GmbH
USD Term Loan B, 4.48%, (6 Month USD LIBOR + 4.25%), 06/30/27 (c)	27,193	27,205
		27,913
Consumer Staples 0.3%
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (c)	24,985	25,062
Total Senior Floating Rate Instruments (cost $987,460)		996,027
CORPORATE BONDS AND NOTES 7.1%
Communication Services 2.4%
Altice Financing S.A.
7.50%, 05/15/26 (f)	9,730	10,119

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Altice France
10.50%, 05/15/27 (f)	11,335	12,592
CCO Holdings, LLC
4.00%, 03/01/23 (f)	5,947	6,003
5.13%, 05/01/27 (f)	28,866	30,273
5.00%, 02/01/28 (f)	36,114	37,893
Netflix, Inc.
5.50%, 02/15/22	1,260	1,296
5.88%, 02/15/25 - 11/15/28	50,358	61,215
4.38%, 11/15/26 (g)	24,835	28,228
4.88%, 04/15/28	31,852	37,021
6.38%, 05/15/29	22,335	28,478
4.88%, 06/15/30 (f)	970	1,153
Sirius XM Radio Inc.
3.88%, 08/01/22 (f)	1,045	1,047
5.00%, 08/01/27 (f)	1,370	1,439
		256,757
Consumer Discretionary 2.2%
Cedar Fair, L.P.
5.38%, 06/01/24 - 04/15/27	28,466	29,012
5.50%, 05/01/25 (f)	2,215	2,316
5.25%, 07/15/29	17,375	17,911
Clarios Global LP
6.75%, 05/15/25 (f)	1,316	1,404
KFC Holding Co.
4.75%, 06/01/27 (f)	33,680	35,217
Life Time, Inc.
5.75%, 01/15/26 (f)	11,756	12,181
Magnum Management Corporation
6.50%, 10/01/28 (f)	11,365	12,263
Marriott International, Inc.
3.13%, 06/15/26	1,925	2,046
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (f)	7,375	8,120
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (f)	3,987	4,246
8.50%, 05/15/27 (f)	3,375	3,679
Shutterfly, LLC
8.50%, 10/01/26 (f)	4,165	4,570
Six Flags Operations Inc.
4.88%, 07/31/24 (f)	37,705	38,072
5.50%, 04/15/27 (f) (g)	16,964	17,590
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (f)	11,562	12,460
Yum! Brands, Inc.
3.75%, 11/01/21	11,496	11,525
3.88%, 11/01/23 (g)	5,450	5,734
7.75%, 04/01/25 (f)	2,055	2,240
4.75%, 01/15/30 (f)	2,015	2,180
6.88%, 11/15/37	3,355	4,158
5.35%, 11/01/43	11,005	11,641
		238,565
Financials 1.1%
Acrisure, LLC
7.00%, 11/15/25 (f)	20,525	20,988
AmWINS Group, Inc.
7.75%, 07/01/26 (f)	16,885	17,916
HUB International Limited
7.00%, 05/01/26 (f)	40,130	41,609
State Street Corporation
3.72%, (3 Month USD LIBOR + 3.60%), (100, 09/15/21) (c) (h)	2,050	2,060
The Bank of New York Mellon Corporation
3.55%, (3 Month USD LIBOR + 3.42%), (100, 09/20/21) (c) (h)	6,475	6,499
The PNC Financial Services Group, Inc.
5.00%, (100, 11/01/26) (h)	7,150	8,037
USIS Merger Sub, Inc.
6.88%, 05/01/25 (f)	19,480	19,839
		116,948
Industrials 0.8%
General Electric Company
3.45%, (3 Month USD LIBOR + 3.33%), (100, 09/15/21) (c) (h)	51,920	50,882
Korn Ferry
4.63%, 12/15/27 (f)	2,020	2,104
Lennox International Inc.
3.00%, 11/15/23	340	356
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24	2,782	2,911
Sensata Technologies B.V.
4.88%, 10/15/23 (f)	2,715	2,916
5.63%, 11/01/24 (f)	670	747
5.00%, 10/01/25 (f)	4,400	4,900
SkyMiles IP Ltd.
4.50%, 10/20/25 (f)	13,040	14,039
4.75%, 10/20/28 (f)	7,255	8,074
Xylem Inc.
4.88%, 10/01/21	125	126
		87,055
Health Care 0.3%
Avantor Funding, Inc.
4.63%, 07/15/28 (f)	6,185	6,527
Elanco Animal Health
4.91%, 08/27/21 (i) (j)	8,500	8,550
Heartland Dental LLC
8.50%, 05/01/26 (f)	8,715	9,093
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (f) (g)	3,500	3,844
Teleflex Incorporated
4.63%, 11/15/27	2,185	2,327
		30,341
Real Estate 0.1%
SBA Communications Corporation
4.88%, 09/01/24	8,515	8,664
3.88%, 02/15/27	5,520	5,680
		14,344
Utilities 0.1%
NiSource Inc.
5.65%, (100, 06/15/23) (h)	6,905	7,367
Information Technology 0.1%
Clarivate Science Holdings Corporation
3.88%, 06/30/28 (f)	5,200	5,229
4.88%, 06/30/29 (f)	1,595	1,637
		6,866
Total Corporate Bonds And Notes (cost $705,530)		758,243
PREFERRED STOCKS 0.9%
Utilities 0.9%
Alabama Power Company - Series A, 5.00%, (25, 10/01/22) (h)	19	497
American Electric Power Company, Inc., 6.13%, 03/15/22 (a) (k)	210	10,322
CMS Energy Corporation, 5.88%, 10/15/78	585	15,976
CMS Energy Corporation, 5.88%, 03/01/79 (g)	930	25,780
DTE Energy Company, 5.25%, 12/01/77	215	5,689
Duke Energy Corporation, 5.63%, 09/15/78	61	1,690
NiSource Inc., 6.50%, (25, 03/15/24) (g) (h)	330	9,448
NiSource Inc., 7.75%, 12/01/23 (a) (g) (k)	163	16,782
SCE Trust IV, 5.38%, (25, 09/15/25) (g) (h)	343	8,545
		94,729
Financials 0.0%
The Charles Schwab Corporation, 5.95% (g) (h)	4	101
Total Preferred Stocks (cost $88,830)		94,830
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Domino's Pizza, Inc.
Series 2018-A2I-1A, 4.12%, 10/25/25	3,359	3,565
Series 2017-A23-1A, 4.12%, 07/26/27	3,633	3,931
Series 2019-A2-1A, 3.67%, 10/25/29 (f)	2,903	3,135
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	12	13
US Airways, Inc.
Series 2012-PTT-2A, 4.63%, 06/03/25	263	263
Series 2013-A-1, 3.95%, 11/15/25	160	160
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,315)		11,067

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (e) (l)	136	1,330
Total Investment Companies (cost $1,383)		1,330
TRUST PREFERREDS 0.0%
Utilities 0.0%
SCE Trust III, 5.75%, (25, 03/15/24) (h)	8	207
Total Trust Preferreds (cost $172)		207
SHORT TERM INVESTMENTS 14.1%
Investment Companies 13.9%
JNL Government Money Market Fund - Institutional Class, 0.01% (l) (m)	29,413	29,413
T. Rowe Price Government Reserve Fund, 0.03% (l) (m)	1,455,343	1,455,343
		1,484,756
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (l) (m)	18,944	18,944
Total Short Term Investments (cost $1,503,700)		1,503,700
Total Investments 101.8% (cost $9,120,129)		10,849,874
Other Derivative Instruments (1.2)%		(123,441)
Other Assets and Liabilities, Net (0.6)%		(70,397)
Total Net Assets 100.0%		10,656,036

(a)  Non-income producing security.

(b)  All or a portion of the security is subject to a written call option.

(c)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d)  This senior floating rate interest will settle after June 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $419,654 and 3.9% of the Fund.

(g)  All or a portion of the security was on loan as of June 30, 2021.

(h)  Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(j)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(k) Convertible security.

(l)  Investment in affiliate.

(m)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/T. Rowe Price Capital Appreciation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Institutional Floating Rate Fund	1,293	26	—	26	—	11	1,330	—

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Alphabet Inc.	GSC	Call	1,800.00	01/21/22	85	(6,234)
Alphabet Inc.	GSC	Call	1,780.00	01/21/22	85	(6,394)
Alphabet Inc.	GSC	Call	1,760.00	01/21/22	85	(6,553)
Alphabet Inc.	GSC	Call	2,100.00	06/17/22	26	(1,328)
Alphabet Inc.	GSC	Call	1,980.00	06/17/22	26	(1,592)
Alphabet Inc.	GSC	Call	2,000.00	06/17/22	26	(1,544)
Alphabet Inc.	GSC	Call	2,100.00	09/16/22	26	(1,285)
Alphabet Inc.	GSC	Call	2,000.00	09/16/22	26	(1,470)
Alphabet Inc.	GSC	Call	1,960.00	09/16/22	26	(1,548)
Alphabet Inc.	GSC	Call	1,980.00	09/16/22	26	(1,508)
Alphabet Inc.	SIG	Call	2,600.00	06/17/22	10	(222)
Alphabet Inc.	SIG	Call	2,650.00	06/17/22	10	(199)
Alphabet Inc.	SIG	Call	2,550.00	06/17/22	9	(222)
Alphabet Inc.	SIG	Call	2,600.00	09/16/22	7	(156)
Alphabet Inc.	SIG	Call	2,450.00	09/16/22	6	(174)
Alphabet Inc.	SIG	Call	2,550.00	09/16/22	7	(170)
Alphabet Inc.	SIG	Call	2,500.00	09/16/22	6	(159)
Amazon.com, Inc.	CCI	Call	4,000.00	01/21/22	24	(227)
Amazon.com, Inc.	CCI	Call	4,300.00	01/21/22	25	(123)
Amazon.com, Inc.	CCI	Call	4,100.00	01/21/22	25	(190)
Amazon.com, Inc.	CCI	Call	4,200.00	01/21/22	25	(155)
Amazon.com, Inc.	CSI	Call	3,800.00	01/21/22	38	(551)
Amazon.com, Inc.	CSI	Call	3,900.00	01/21/22	38	(447)
Amazon.com, Inc.	CSI	Call	4,000.00	01/21/22	38	(358)
Amazon.com, Inc.	RBC	Call	4,300.00	01/21/22	17	(84)
Amazon.com, Inc.	RBC	Call	4,200.00	01/21/22	16	(99)
Amazon.com, Inc.	RBC	Call	3,900.00	01/21/22	17	(200)
Amazon.com, Inc.	RBC	Call	4,000.00	01/21/22	16	(151)
Amazon.com, Inc.	RBC	Call	4,100.00	01/21/22	16	(121)
Ameren Corporation	CGM	Call	95.00	12/17/21	467	(16)
Ameren Corporation	CGM	Call	90.00	12/17/21	467	(28)
American Electric Power Company, Inc.	JPM	Call	95.00	01/21/22	1,883	(137)
American Electric Power Company, Inc.	JPM	Call	97.50	01/21/22	667	(32)
American Electric Power Company, Inc.	JPM	Call	100.00	01/21/22	667	(18)
American Electric Power Company, Inc.	JPM	Call	90.00	01/21/22	1,535	(268)
American Tower Corporation	CGM	Call	240.00	01/21/22	42	(153)
American Tower Corporation	CGM	Call	250.00	01/21/22	42	(122)
American Tower Corporation	CGM	Call	230.00	01/21/22	170	(756)
American Tower Corporation	CGM	Call	210.00	01/21/22	128	(794)
American Tower Corporation	CGM	Call	220.00	01/21/22	128	(695)
Bank of America Corporation	CSI	Call	35.00	01/21/22	5,084	(3,660)
Bank of America Corporation	CSI	Call	40.00	01/21/22	1,314	(487)
Bank of America Corporation	CSI	Call	32.00	01/21/22	2,542	(2,453)
Bank of America Corporation	CSI	Call	45.00	01/21/22	1,315	(213)
Bank of America Corporation	CSI	Call	30.00	01/21/22	4,778	(5,519)
Bank of America Corporation	RBC	Call	37.00	01/21/22	3,846	(2,192)
Bank of America Corporation	SIG	Call	30.00	01/21/22	7,702	(8,896)
Cisco Systems, Inc.	JPM	Call	50.00	01/21/22	1,986	(963)
Cisco Systems, Inc.	JPM	Call	47.50	01/21/22	1,987	(1,313)
Cisco Systems, Inc.	JPM	Call	45.00	01/21/22	1,987	(1,711)
CME Group Inc.	JPM	Call	230.00	01/21/22	385	(229)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
CME Group Inc.	JPM	Call	220.00	01/21/22	385	(343)
Danaher Corporation	CSI	Call	280.00	01/21/22	214	(304)
Danaher Corporation	CSI	Call	290.00	01/21/22	134	(143)
Danaher Corporation	CSI	Call	250.00	01/21/22	786	(2,381)
Danaher Corporation	CSI	Call	270.00	01/21/22	80	(149)
Envista Holdings Corporation	GSC	Call	50.00	12/17/21	667	(100)
Envista Holdings Corporation	GSC	Call	49.00	12/17/21	667	(128)
Exelon Corporation	CGM	Call	47.00	01/21/22	2,590	(362)
Exelon Corporation	CGM	Call	50.00	01/21/22	667	(43)
Exelon Corporation	CGM	Call	45.00	01/21/22	411	(90)
Exelon Corporation	CGM	Call	40.00	01/21/22	411	(202)
Exelon Corporation	CGM	Call	43.00	01/21/22	411	(136)
Facebook, Inc.	JPM	Call	380.00	01/21/22	228	(445)
Facebook, Inc.	JPM	Call	400.00	01/21/22	919	(1,277)
Facebook, Inc.	JPM	Call	340.00	01/21/22	240	(884)
Facebook, Inc.	JPM	Call	345.00	01/21/22	240	(817)
Facebook, Inc.	JPM	Call	345.00	09/16/22	134	(720)
Facebook, Inc.	JPM	Call	360.00	09/16/22	134	(631)
Fiserv, Inc.	GSC	Call	135.00	01/21/22	267	(26)
Fiserv, Inc.	GSC	Call	130.00	01/21/22	267	(38)
FleetCor Technologies, Inc.	JPM	Call	310.00	01/21/22	67	(20)
FleetCor Technologies, Inc.	JPM	Call	300.00	01/21/22	100	(46)
General Electric Company	JPM	Call	15.00	01/21/22	6,442	(548)
General Electric Company	JPM	Call	12.00	01/21/22	6,442	(1,436)
General Electric Company	SIG	Call	15.00	01/21/22	12,818	(1,090)
Global Payments Inc.	GSC	Call	240.00	01/21/22	200	(63)
Global Payments Inc.	GSC	Call	230.00	01/21/22	200	(67)
Hilton Worldwide Holdings Inc.	CGM	Call	135.00	01/21/22	261	(133)
Hilton Worldwide Holdings Inc.	CGM	Call	130.00	01/21/22	594	(403)
Hilton Worldwide Holdings Inc.	CGM	Call	125.00	01/21/22	333	(295)
Hilton Worldwide Holdings Inc.	GSC	Call	140.00	01/21/22	770	(293)
Hilton Worldwide Holdings Inc.	GSC	Call	135.00	01/21/22	770	(393)
Humana Inc.	CSI	Call	500.00	01/21/22	48	(55)
Humana Inc.	CSI	Call	480.00	01/21/22	48	(81)
Intercontinental Exchange, Inc.	JPM	Call	135.00	01/21/22	320	(51)
Intercontinental Exchange, Inc.	JPM	Call	130.00	01/21/22	654	(172)
Intercontinental Exchange, Inc.	JPM	Call	125.00	01/21/22	334	(140)
Keurig Dr Pepper Inc.	SIG	Call	32.00	12/17/21	1,956	(773)
Lockheed Martin Corporation	JPM	Call	375.00	01/21/22	177	(389)
Lockheed Martin Corporation	JPM	Call	360.00	01/21/22	178	(551)
Lockheed Martin Corporation	JPM	Call	340.00	01/21/22	178	(818)
Marriott International, Inc.	CSI	Call	160.00	01/21/22	267	(121)
Marriott International, Inc.	CSI	Call	165.00	01/21/22	196	(69)
Marriott International, Inc.	CSI	Call	170.00	01/21/22	196	(54)
Marriott International, Inc.	CSI	Call	145.00	01/21/22	513	(452)
Marriott International, Inc.	CSI	Call	150.00	01/21/22	513	(359)
Marriott International, Inc.	CSI	Call	155.00	01/21/22	267	(152)
Marsh & Mclennan Companies, Inc.	GSC	Call	155.00	10/15/21	534	(49)
Marsh & Mclennan Companies, Inc.	GSC	Call	150.00	10/15/21	534	(96)
McDonald's Corporation	CGM	Call	220.00	01/21/22	157	(281)
McDonald's Corporation	CGM	Call	230.00	01/21/22	158	(187)
McDonald's Corporation	CGM	Call	210.00	01/21/22	158	(395)
McDonald's Corporation	RBC	Call	210.00	01/21/22	128	(320)
McDonald's Corporation	RBC	Call	230.00	01/21/22	128	(152)
McDonald's Corporation	RBC	Call	220.00	01/21/22	128	(229)
Medtronic Public Limited Company	CSI	Call	130.00	01/21/22	257	(123)
Medtronic Public Limited Company	CSI	Call	125.00	01/21/22	258	(178)
Medtronic Public Limited Company	CSI	Call	115.00	01/21/22	258	(335)
Microsoft Corporation	BOA	Call	270.00	01/21/22	200	(377)
Microsoft Corporation	BOA	Call	275.00	01/21/22	200	(326)
Microsoft Corporation	BOA	Call	280.00	01/21/22	200	(277)
Microsoft Corporation	CCI	Call	280.00	01/21/22	1,198	(1,659)
Microsoft Corporation	SIG	Call	275.00	01/21/22	330	(538)
Microsoft Corporation	SIG	Call	250.00	01/21/22	421	(1,301)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Microsoft Corporation	SIG	Call	255.00	01/21/22	421	(1,132)
Microsoft Corporation	SIG	Call	265.00	01/21/22	331	(698)
Microsoft Corporation	SIG	Call	260.00	01/21/22	421	(1,015)
Microsoft Corporation	SIG	Call	270.00	01/21/22	330	(622)
Microsoft Corporation	SIG	Call	300.00	01/20/23	1,395	(2,992)
Mondelez International, Inc.	CGM	Call	62.50	01/21/22	529	(159)
Mondelez International, Inc.	CGM	Call	60.00	01/21/22	529	(238)
Mondelez International, Inc.	CGM	Call	57.50	01/21/22	529	(331)
Northrop Grumman Corporation	CSI	Call	325.00	01/21/22	204	(961)
Northrop Grumman Corporation	CSI	Call	315.00	01/21/22	204	(1,107)
Northrop Grumman Corporation	CSI	Call	300.00	01/21/22	204	(1,367)
NXP Semiconductors N.V.	JPM	Call	210.00	01/21/22	321	(551)
NXP Semiconductors N.V.	JPM	Call	200.00	01/21/22	321	(722)
NXP Semiconductors N.V.	JPM	Call	195.00	01/21/22	321	(802)
PepsiCo, Inc.	SIG	Call	155.00	01/21/22	538	(208)
PepsiCo, Inc.	SIG	Call	145.00	01/21/22	538	(462)
PepsiCo, Inc.	SIG	Call	140.00	01/21/22	540	(635)
Roper Technologies, Inc.	JPM	Call	480.00	08/20/21	256	(265)
Roper Technologies, Inc.	JPM	Call	500.00	11/19/21	67	(90)
Roper Technologies, Inc.	JPM	Call	490.00	11/19/21	67	(112)
Ross Stores, Inc.	BOA	Call	135.00	01/21/22	62	(34)
Ross Stores, Inc.	BOA	Call	140.00	01/21/22	62	(30)
Ross Stores, Inc.	CSI	Call	130.00	01/21/22	131	(101)
Ross Stores, Inc.	CSI	Call	135.00	01/21/22	131	(73)
Teledyne Technologies Incorporated	JPM	Call	420.00	09/17/21	66	(126)
Teledyne Technologies Incorporated	JPM	Call	410.00	09/17/21	66	(158)
Teledyne Technologies Incorporated	JPM	Call	480.00	12/17/21	67	(58)
Teledyne Technologies Incorporated	JPM	Call	470.00	12/17/21	67	(75)
The Coca-Cola Company	CSI	Call	55.00	01/21/22	1,814	(392)
The Coca-Cola Company	CSI	Call	52.50	01/21/22	1,813	(626)
The Coca-Cola Company	CSI	Call	50.00	01/21/22	1,813	(933)
The PNC Financial Services Group, Inc.	CGM	Call	190.00	01/21/22	274	(362)
The PNC Financial Services Group, Inc.	CGM	Call	195.00	01/21/22	787	(858)
The PNC Financial Services Group, Inc.	CGM	Call	200.00	01/21/22	787	(701)
The PNC Financial Services Group, Inc.	CGM	Call	175.00	01/21/22	257	(563)
The PNC Financial Services Group, Inc.	CGM	Call	180.00	01/21/22	531	(996)
The PNC Financial Services Group, Inc.	CGM	Call	185.00	01/21/22	531	(845)
Thermo Fisher Scientific Inc.	CGM	Call	600.00	01/21/22	154	(124)
Thermo Fisher Scientific Inc.	CGM	Call	580.00	01/21/22	154	(190)
UnitedHealth Group Incorporated	CGM	Call	460.00	01/21/22	67	(43)
UnitedHealth Group Incorporated	CGM	Call	470.00	01/21/22	67	(32)
UnitedHealth Group Incorporated	CGM	Call	420.00	01/21/22	129	(220)
UnitedHealth Group Incorporated	CGM	Call	400.00	01/21/22	129	(339)
UnitedHealth Group Incorporated	CGM	Call	410.00	01/21/22	129	(275)
Visa Inc.	CGM	Call	250.00	01/21/22	839	(656)
Visa Inc.	CSI	Call	235.00	01/21/22	443	(622)
Visa Inc.	CSI	Call	240.00	01/21/22	261	(307)
Visa Inc.	CSI	Call	245.00	01/21/22	635	(613)
Visa Inc.	CSI	Call	255.00	01/21/22	508	(322)
Visa Inc.	CSI	Call	250.00	01/21/22	374	(293)
Visa Inc.	CSI	Call	230.00	01/21/22	443	(749)
Visa Inc.	CSI	Call	265.00	01/21/22	134	(53)
Visa Inc.	CSI	Call	260.00	01/21/22	134	(69)
Visa Inc.	CSI	Call	225.00	01/21/22	443	(877)
Visa Inc.	GSC	Call	260.00	01/21/22	244	(125)
Visa Inc.	GSC	Call	270.00	01/21/22	244	(77)
Visa Inc.	GSC	Call	230.00	01/21/22	492	(832)
Visa Inc.	GSC	Call	250.00	01/21/22	244	(191)
Visa Inc.	GSC	Call	225.00	01/21/22	492	(975)
Visa Inc.	JPM	Call	220.00	01/21/22	376	(863)
Visa Inc.	JPM	Call	225.00	01/21/22	376	(744)
Visa Inc.	JPM	Call	230.00	01/21/22	376	(635)
Waste Management, Inc.	CSI	Call	130.00	01/21/22	261	(395)
Waste Management, Inc.	CSI	Call	120.00	01/21/22	261	(573)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Waste Management, Inc.	CSI	Call	115.00	01/21/22	261	(710)
Yum! Brands, Inc.	JPM	Call	120.00	01/21/22	1,242	(509)
Yum! Brands, Inc.	JPM	Call	125.00	01/21/22	513	(135)
Yum! Brands, Inc.	JPM	Call	105.00	01/21/22	141	(177)
Yum! Brands, Inc.	JPM	Call	110.00	01/21/22	141	(131)
						(123,441)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	7,484,470	—	—	7,484,470
Senior Floating Rate Instruments	—	996,027	—	996,027
Corporate Bonds And Notes	—	758,243	—	758,243
Preferred Stocks	94,830	—	—	94,830
Non-U.S. Government Agency Asset-Backed Securities	—	11,067	—	11,067
Investment Companies	1,330	—	—	1,330
Trust Preferreds	207	—	—	207
Short Term Investments	1,503,700	—	—	1,503,700
	9,084,537	1,765,337	—	10,849,874
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(123,441)	—	(123,441)
	—	(123,441)	—	(123,441)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 99.7%
Information Technology 35.7%
Advanced Micro Devices, Inc. (a)	1,069	100,400
Affirm Holdings, Inc. - Class A (a)	52	3,474
Apple Inc. (a)	4,786	655,537
ASML Holding - ADR (a)	271	187,380
Avalara, Inc. (a)	290	46,842
Black Knight, Inc. (a)	781	60,901
Coupa Software Incorporated (a)	52	13,711
Datadog, Inc. - Class A (a)	484	50,394
Fidelity National Information Services, Inc.	777	110,138
Fiserv, Inc. (a)	1,209	129,246
Global Payments Inc.	620	116,241
Intuit Inc. (a)	553	271,045
Marqeta, Inc. - Class A (a)	246	6,907
MasterCard Incorporated - Class A	886	323,632
Microsoft Corporation (a)	4,212	1,140,978
MongoDB, Inc. - Class A (a)	163	59,060
NVIDIA Corporation (a)	119	95,430
Paycom Software, Inc. (a)	75	27,286
Paypal Holdings, Inc. (a)	588	171,482
Salesforce.Com, Inc. (a)	656	160,324
ServiceNow, Inc. (a)	275	151,059
Snowflake Inc. - Class A (a)	33	8,074
Splunk Inc. (a)	673	97,334
Spotify Technology S.A. (a)	258	71,095
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	809	97,204
Uipath, Inc. - Class A (a)	296	20,112
Visa Inc. - Class A	1,681	392,938
Workday, Inc. - Class A (a)	151	36,067
Zebra Technologies Corp. - Class A (a)	65	34,366
Zoom Video Communications, Inc. - Class A (a)	318	123,057
		4,761,714
Communication Services 22.7%
Activision Blizzard, Inc. (a)	464	44,260
Alphabet Inc. - Class A (a)	201	491,825
Alphabet Inc. - Class C (a)	174	436,964
Booking Holdings Inc. (a)	39	85,753
Facebook, Inc. - Class A (a)	2,277	791,690
Kuaishou Technology (a) (b)	143	3,583
Match Group Holdings II, LLC (a)	624	100,562
Match Group, Inc. (a)	95	14,684
Netflix, Inc. (a)	472	249,121
Pinterest, Inc. - Class A (a)	998	78,795
Playtika Holding Corp. (a)	240	5,712
Roblox Corporation - Class A (a)	148	13,354
SEA, Ltd. - Class A - ADR (a)	1,019	279,798
Snap Inc. - Class A (a)	4,178	284,699
Tencent Holdings Limited	1,671	126,026
Vimeo Holdings, Inc. (a)	301	14,767
		3,021,593
Consumer Discretionary 21.8%
Airbnb, Inc. - Class A (a)	411	62,936
Alibaba Group Holding Limited - ADR (a)	758	171,963
Amazon.com Inc. (a)	385	1,323,020
Aptiv PLC (a)	218	34,263
Carvana Co. - Class A (a)	177	53,451
Chipotle Mexican Grill Inc. (a)	54	84,196
Coupang, Inc. - Class A (a) (c)	945	39,531
Doordash, Inc. - Class A (a)	347	61,834
Draftkings Inc. - Class A (a)	794	41,423
Farfetch Ltd - Class A (a)	1,342	67,599
Ferrari N.V.	489	100,723
Las Vegas Sands Corp. (a)	1,111	58,521
Lululemon Athletica Inc. (a)	287	104,660
NIKE, Inc. - Class B	598	92,310
Ross Stores Inc. (a)	1,542	191,228
Tesla Inc. (a)	465	315,803
Wynn Resorts Ltd. (a)	809	98,945
		2,902,406
Health Care 9.2%
Align Technology Inc. (a)	33	20,105
Anthem Inc.	179	68,341
argenx SE - ADR (a)	88	26,493
AstraZeneca PLC - ADR (a) (c)	1,346	80,622
Avantor, Inc. (a)	1,420	50,418
Cigna Holding Company	285	67,536
Eli Lilly & Co.	751	172,452
HCA Healthcare, Inc.	536	110,740
Humana Inc.	117	51,928
Incyte Corporation (a)	480	40,352
Intuitive Surgical, Inc. (a)	207	190,240
Stryker Corporation	617	160,184
UnitedHealth Group Incorporated	213	85,287
Vertex Pharmaceuticals Incorporated (a)	518	104,440
		1,229,138
Industrials 6.8%
Airbus SE (a)	725	93,444
Cintas Corp. (a)	243	92,973
Clarivate PLC (a)	930	25,604
Cummins Inc.	214	52,244
DiDi Global Inc - Class A - ADR (a)	570	8,053
Equifax Inc.	67	16,148
FedEx Corporation	441	131,400
Generac Holdings Inc. (a)	135	55,900
Norfolk Southern Corporation	123	32,682
Roper Technologies, Inc.	361	169,637
Southwest Airlines Co. (a)	691	36,661
Teledyne Technologies Inc. (a)	266	111,189
TransUnion	677	74,333
Xiaoju Kuaizhi Inc. (b) (d)	246	13,231
		913,499
Financials 3.1%
Afterpay Limited (a)	736	65,405
Bright Health Group, Inc. (a)	657	11,282
MarketAxess Holdings Inc. (a)	51	23,516
MSCI Inc. - Class A	61	32,346
S&P Global Inc.	237	97,341
Shopify Inc. - Class A (a)	44	64,130
StoneCo Ltd. - Class A (a)	506	33,940
Tradeweb Markets Inc. - Class A (a)	334	28,232
XP Inc. - Class A (a)	1,248	54,356
		410,548
Materials 0.4%
Linde Public Limited Company	163	47,161
Real Estate 0.0%
WeWork Companies Inc. (b) (d)	103	883
Total Common Stocks (cost $7,444,200)		13,286,942
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 0.01% (e) (f)	2,703	2,703
T. Rowe Price Government Reserve Fund, 0.03% (e) (f)	88,198	88,198
		90,901
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (e) (f)	31,875	31,875
Total Short Term Investments (cost $122,776)		122,776
Total Investments 100.6% (cost $7,566,976)		13,409,718
Other Assets and Liabilities, Net (0.6)%		(79,950)
Total Net Assets 100.0%		13,329,768

(a)  Non-income producing security.

(b)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c)  All or a portion of the security was on loan as of June 30, 2021.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

(e) Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/T. Rowe Price Established Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Kuaishou Technology	01/29/21	2,262	3,583	—
WeWork Companies Inc.	06/23/15	3,391	883	—
Xiaoju Kuaizhi Inc.	10/19/15	6,753	13,231	0.1
		12,406	17,697	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	12,984,370	288,458	14,114	13,286,942
Short Term Investments	122,776	—	—	122,776
	13,107,146	288,458	14,114	13,409,718

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 97.7%
Health Care 26.3%
Acadia Healthcare Company, Inc. (a)	956	59,989
Agilent Technologies, Inc.	1,006	148,697
Agilon Health, Inc. (a)	261	10,589
Alcon AG (a)	592	41,594
Alkermes Public Limited Company (a)	1,237	30,331
Alnylam Pharmaceuticals, Inc. (a)	236	40,007
argenx SE - ADR (a)	111	33,419
Ascendis Pharma A/S - ADR (a)	58	7,630
Avantor, Inc. (a)	2,634	93,533
Bruker Corp. (a)	1,731	131,521
Catalent Inc. (a)	1,339	144,773
Cooper Cos. Inc.	284	112,541
Dentsply Sirona Inc.	331	20,939
Doximity, Inc. - Class A (a)	134	7,799
Elanco Animal Health (a)	1,520	52,729
Exact Sciences Corporation (a)	272	33,812
Exelixis, Inc. (a)	419	7,634
Hologic Inc. (a)	2,420	161,462
ICU Medical, Inc. (a)	144	29,635
Incyte Corporation (a)	619	52,056
Ionis Pharmaceuticals Inc. (a)	678	27,045
Kodiak Sciences, Inc. (a)	60	5,580
Molina Healthcare, Inc. (a)	98	24,800
Multiplan Corporation - Class A (a) (b)	2,914	27,741
Neurocrine Biosciences, Inc. (a)	275	26,763
Ortho Clinical Diagnostics Holdings PLC (a)	867	18,562
Perrigo Company Public Limited Company	1,279	58,642
PPD, Inc. (a)	549	25,299
Quidel Corporation (a)	315	40,358
Seagen Inc. (a)	313	49,416
Teleflex Incorporated	383	153,886
Ultragenyx Pharmaceutical Inc. (a)	182	17,354
Veeva Systems Inc. - Class A (a)	268	83,335
West Pharmaceutical Services Inc.	125	44,888
		1,824,359
Information Technology 21.1%
Amphenol Corp. - Class A	455	31,127
Atlassian Corporation PLC - Class A (a)	214	54,877
Bill.Com Holdings Inc. (a)	110	20,150
Black Knight, Inc. (a)	682	53,182
Broadridge Financial Solutions, Inc.	181	29,237
Ceridian HCM Holding Inc. (a)	716	68,679
Citrix Systems Inc. (a)	316	37,057
Clear Secure, Inc. - Class A (a)	92	3,676
Cognex Corp. (a)	221	18,575
Confluent, Inc. - Class A (a)	84	4,012
Corning Incorporated	1,415	57,874
CrowdStrike Holdings, Inc. - Class A (a)	162	40,712
DocuSign, Inc. (a)	359	100,366
Entegris, Inc. (a)	562	69,109
Five9 Inc. (a)	106	19,439
FleetCor Technologies Inc. (a)	303	77,586
Fortinet, Inc. (a)	232	55,260
Jack Henry & Associates Inc. (a)	92	15,043
Keysight Technologies, Inc. (a)	578	89,249
KLA-Tencor Corp. (a)	242	78,459
Lattice Semiconductor Corp. (a)	202	11,348
Leidos Holdings Inc.	184	18,602
Marvell Technology, Inc.	1,966	114,677
Microchip Technology Incorporated (a)	1,047	156,778
National Instruments Corp. (a)	1,124	47,523
nCino, Inc. (a)	179	10,726
Procore Technologies, Inc. (a)	28	2,693
PTC Inc. (a)	234	33,055
SentinelOne, Inc. - Class A (a)	116	4,925
Skyworks Solutions, Inc. (a)	312	59,826
Splunk Inc. (a)	196	28,338
Spotify Technology S.A. (a)	197	54,291
Squarespace, Inc. - Class A (a)	24	1,443
		1,467,894
Industrials 17.0%
Alaska Air Group Inc. (a)	561	33,834
BWXT Government Group, Inc.	764	44,404
Clarivate PLC (a)	3,206	88,261
Colfax Corp. (a)	1,568	71,830
CoStar Group, Inc. (a)	850	70,397
Equifax Inc.	376	90,056
Fortive Corporation	857	59,767
IDEX Corporation	340	74,817
Ingersoll Rand Inc. (a)	2,526	123,294
JB Hunt Transport Services Inc. (a)	571	93,044
LegalZoom.com, Inc. (a)	46	1,725
Roper Technologies, Inc.	134	63,007
Shoals Technologies LLC - Class A (a)	368	13,064
Southwest Airlines Co. (a)	718	38,119
Textron Inc.	2,199	151,225
TransUnion	772	84,773
Verisk Analytics, Inc. (a)	251	43,855
Waste Connections, Inc. (a)	287	34,276
		1,179,748
Consumer Discretionary 12.9%
Aptiv PLC (a)	493	77,564
Bright Horizons Family Solutions Inc. (a)	174	25,597
Burlington Stores Inc. (a)	376	121,068
Chipotle Mexican Grill Inc. (a)	42	65,114
Dollar Tree Inc. (a)	578	57,511
Domino's Pizza, Inc.	90	41,984
Draftkings Inc. - Class A (a)	448	23,372
ETSY, Inc. (a)	279	57,429
Farfetch Ltd - Class A (a)	448	22,561
Five Below, Inc. (a)	109	21,066
Hilton Worldwide Holdings Inc. (a)	719	86,726
Lululemon Athletica Inc. (a)	36	13,139
MGM Resorts International	985	42,010
O'Reilly Automotive, Inc. (a)	124	70,210
Ross Stores Inc. (a)	313	38,812
Terminix Global Hldgs Inc. (a)	1,234	58,874
Vail Resorts, Inc. (a)	146	46,212
VF Corp.	313	25,679
		894,928
Financials 6.4%
Assurant, Inc.	360	56,225
AXIS Capital Holdings Limited	706	34,601
Bright Health Group, Inc. (a)	310	5,319
Cboe Global Markets, Inc.	575	68,454
Dragoneer Growth Opportunities Corp. - Class A (a) (b)	224	2,231
GoHealth, LLC - Class A (a)	473	5,302
K.K.R. Co., Inc. - Class A	1,314	77,841
Kemper Corp.	232	17,145
MarketAxess Holdings Inc. (a)	81	37,551
Raymond James Financial Inc.	136	17,666
SelectQuote, Inc. (a)	338	6,510
SoFi Technologies, Inc. (a) (b)	1,276	24,461
Tradeweb Markets Inc. - Class A (a)	788	66,633
Webster Financial Corp.	532	28,377
		448,316
Materials 5.8%
Avery Dennison Corp.	305	64,123
Ball Corp.	1,693	137,167
Kirkland Lake Gold Ltd. (a)	848	32,673
Martin Marietta Materials Inc.	95	33,422
Packaging Corporation of America	180	24,376
Reynolds Consumer Products LLC	725	22,004
RPM International Inc.	363	32,191
Sealed Air Corporation	994	58,895
		404,851
Communication Services 3.5%
Liberty Media Corporation - Series C (a)	722	34,808
Match Group Holdings II, LLC (a)	428	69,015
Match Group, Inc. (a)	232	35,767
Pinterest, Inc. - Class A (a)	269	21,238
Playtika Holding Corp. (a)	492	11,729

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Vimeo Holdings, Inc. (a)	477	23,373
Zynga Inc. - Class A (a)	4,254	45,220
		241,150
Consumer Staples 3.1%
Boston Beer Co. Inc. - Class A (a)	29	29,603
Casey's General Stores Inc. (a)	358	69,681
Dollar General Corporation	395	85,474
Treehouse Foods, Inc. (a)	626	27,870
		212,628
Utilities 1.5%
Ameren Corporation	352	28,174
Eversource Energy	219	17,573
Sempra Energy	427	56,569
		102,316
Energy 0.1%
Array Technologies, Inc. (a)	272	4,238
Real Estate 0.0%
WeWork Companies Inc. - Series D-2 (c) (d)	69	587
WeWork Companies Inc. - Series D-1 (c) (d)	156	1,332
		1,919
Total Common Stocks (cost $4,146,966)		6,782,347
WARRANTS 0.0%
Pershing Square Tontine Holdings, Ltd. (a)	78	491
Total Warrants (cost $444)		491
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 0.01% (e) (f)	3,159	3,159
T. Rowe Price Government Reserve Fund, 0.03% (e) (f)	163,808	163,808
		166,967
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (e) (f)	29,545	29,545
Total Short Term Investments (cost $196,512)		196,512
Total Investments 100.5% (cost $4,343,922)		6,979,350
Other Assets and Liabilities, Net (0.5)%		(33,804)
Total Net Assets 100.0%		6,945,546

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/T. Rowe Price Mid-Cap Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
WeWork Companies Inc. - Series D-2	12/09/14	1,143	587	—
WeWork Companies Inc. - Series D-1	12/09/14	2,591	1,332	—
		3,734	1,919	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	6,780,428	—	1,919	6,782,347
Warrants	491	—	—	491
Short Term Investments	196,512	—	—	196,512
	6,977,431	—	1,919	6,979,350

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 50.6%
Financials 18.7%
AerCap Ireland Capital Designated Activity Company
4.45%, 12/16/21	2,325	2,359
4.13%, 07/03/23	2,960	3,139
4.50%, 09/15/23	2,120	2,275
4.88%, 01/16/24	2,140	2,331
AerCap Ireland Limited
3.95%, 02/01/22	3,700	3,762
AIA Group Limited
0.65%, (3 Month USD LIBOR + 0.52%), 09/20/21 (a) (b)	3,020	3,020
American International Group, Inc.
4.88%, 06/01/22	1,780	1,853
2.50%, 06/30/25	2,880	3,037
Aon Corporation
2.20%, 11/15/22	835	855
Avolon Holdings Funding Limited
3.63%, 05/01/22 (b)	3,515	3,594
3.95%, 07/01/24 (b)	690	736
2.88%, 02/15/25 (b)	1,805	1,858
2.13%, 02/21/26 (b)	2,835	2,810
Banco Bilbao Vizcaya Argentaria, S.A.
0.88%, 09/18/23 (c)	4,200	4,210
Banco Del Estado De Chile
2.70%, 01/09/25 (b)	1,180	1,233
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
4.13%, 11/09/22 (d)	3,600	3,745
Bank of America Corporation
2.50%, 10/21/22	1,760	1,772
1.35%, (3 Month USD LIBOR + 1.16%), 01/20/23 (a)	4,025	4,046
0.81%, 10/24/24	1,465	1,470
0.98%, 04/22/25	2,665	2,673
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (b)	6,355	6,883
Banque Federative du Credit Mutuel
2.13%, 11/21/22 (b)	2,890	2,960
Banque Fédérative du Crédit Mutuel
0.65%, 02/27/24 (b)	2,390	2,385
Barclays PLC
1.70%, 05/12/22 (c)	1,290	1,304
4.34%, 05/16/24 (c)	1,650	1,755
Bayer US Finance II LLC
3.88%, 12/15/23 (b)	3,865	4,142
Boral Finance Pty Limited
3.00%, 11/01/22 (b)	350	360
BPCE
1.37%, (3 Month USD LIBOR + 1.22%), 05/22/22 (a) (b)	1,600	1,616
5.70%, 10/22/23 (b)	5,300	5,876
Brighthouse Financial, Inc.
0.60%, 06/28/23 (b)	2,115	2,116
1.00%, 04/12/24 (b)	2,150	2,154
Capital One Financial Corporation
3.20%, 01/30/23	1,540	1,603
3.50%, 06/15/23	1,125	1,190
3.90%, 01/29/24	1,295	1,397
Citigroup Inc.
2.90%, 12/08/21	4,145	4,184
2.31%, 11/04/22	2,615	2,632
0.98%, 05/01/25	2,205	2,210
3.11%, 04/08/26	2,055	2,199
Citizens Bank, National Association
3.25%, 02/14/22	1,560	1,585
2.65%, 05/26/22	2,145	2,187
CNH Industrial Capital LLC
3.88%, 10/15/21	3,355	3,387
Cooperatieve Rabobank U.A.
3.95%, 11/09/22	3,265	3,418
Credit Agricole SA
1.20%, (3 Month USD LIBOR + 1.02%), 04/24/23 (a) (b) (c)	1,605	1,627
Credit Suisse Group AG
3.57%, 01/09/23 (b)	2,375	2,413
3.00%, 12/14/23 (a) (b)	1,310	1,353
Credit Suisse Holdings (USA), Inc.
2.80%, 04/08/22	2,705	2,757
1.00%, 05/05/23	3,145	3,177
Danske Bank A/S
5.00%, 01/12/22 (b)	2,115	2,163
3.00%, 09/20/22 (b)	3,980	4,000
5.38%, 01/12/24 (b)	1,065	1,181
1.23%, 06/22/24 (b)	3,110	3,143
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	5,355	5,408
Discover Bank
3.20%, 08/09/21	570	572
Enel Finance International N.V.
2.88%, 05/25/22 (b)	4,960	5,064
2.75%, 04/06/23 (b)	1,843	1,911
4.25%, 09/14/23 (b)	3,725	4,013
Equitable Financial Life Global Funding
0.50%, 11/17/23 (b)	3,360	3,355
Equitable Holdings, Inc.
3.90%, 04/20/23	1,205	1,274
First Niagara Financial Group, Inc.
7.25%, 12/15/21	1,290	1,329
Ford Motor Credit Company LLC
5.88%, 08/02/21	590	593
3.81%, 10/12/21	1,025	1,033
General Motors Financial Company, Inc.
2.90%, 02/26/25	3,555	3,763
Harley-Davidson Financial Services, Inc.
4.05%, 02/04/22 (b)	2,975	3,038
2.55%, 06/09/22 (b)	1,025	1,041
HSBC Holdings PLC
0.98%, 05/24/25	820	820
1.65%, 04/18/26 (c)	3,965	4,015
2.10%, 06/04/26 (c)	3,645	3,742
Imperial Brands Finance PLC
3.75%, 07/21/22 (b) (e)	8,150	8,359
3.50%, 02/11/23 (b) (e)	4,770	4,934
3.13%, 07/26/24 (b) (e)	790	831
ING Groep N.V.
1.30%, (3 Month USD LIBOR + 1.15%), 03/29/22 (a)	1,920	1,935
JPMorgan Chase & Co.
0.82%, 06/01/25	2,435	2,419
2.08%, 04/22/26	3,900	4,034
0.90%, (SOFR + 0.89%), 04/22/27 (a)	1,540	1,553
KeyBank National Association
2.30%, 09/14/22	575	589
LeasePlan Corporation N.V.
2.88%, 10/24/24 (b)	555	583
Lincoln National Corporation
4.00%, 09/01/23	655	703
Lloyds Banking Group PLC
1.33%, 06/15/23 (c)	920	927
4.50%, 11/04/24	965	1,066
LSEGA Financing PLC
0.65%, 04/06/24 (b) (f)	3,520	3,513
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,905	2,066
Mitsubishi UFJ Financial Group Inc
0.83%, (3 Month USD LIBOR + 0.65%), 07/26/21 (a)	960	960
1.07%, (3 Month USD LIBOR + 0.92%), 02/22/22 (a)	2,240	2,252
3.22%, 03/07/22	2,890	2,949
Mizuho Financial Group (Cayman) Limited
4.20%, 07/18/22 (d)	4,080	4,243
Moody's Corporation
3.75%, 03/24/25	2,275	2,491

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Morgan Stanley
2.75%, 05/19/22	2,555	2,611
4.88%, 11/01/22	1,115	1,179
0.56%, 11/10/23	3,035	3,038
0.53%, 01/25/24	1,815	1,814
0.73%, 04/05/24	2,500	2,505
Nasdaq, Inc.
0.45%, 12/21/22 (e)	1,935	1,935
Nationwide Building Society
3.62%, 04/26/23 (b)	2,665	2,733
NatWest Markets PLC
2.38%, 05/21/23 (b)	2,935	3,038
0.80%, 08/12/24 (b)	1,695	1,688
Panasonic Corporation
2.54%, 07/19/22 (b)	1,760	1,795
PNC Bank, National Association
2.45%, 07/28/22	2,140	2,185
2.95%, 01/30/23	1,465	1,520
Principal Life Global Funding II
0.75%, 04/12/24 (b)	1,500	1,500
QNB Finance Ltd
3.50%, 03/28/24 (d)	2,700	2,875
2.63%, 05/12/25 (d)	1,500	1,567
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	2,725	2,853
SMBC Aviation Capital Finance Designated Activity Company
4.13%, 07/15/23 (b)	446	474
3.55%, 04/15/24 (b)	860	915
Societe Generale
2.63%, 10/16/24 (b)	315	329
Standard Chartered PLC
2.74%, 09/10/22 (b)	3,770	3,785
3.95%, 01/11/23 (b)	1,265	1,319
1.34%, (3 Month USD LIBOR + 1.15%), 01/20/23 (a) (b)	2,200	2,209
1.32%, 10/14/23 (b)	1,380	1,392
3.89%, 03/15/24 (b)	370	389
0.99%, 01/12/25 (b)	1,040	1,038
1.21%, 03/23/25 (b)	200	201
State Street Corporation
2.83%, 03/30/23	1,885	1,920
SunTrust Banks, Inc.
2.80%, 05/17/22	2,555	2,607
Svenska Handelsbanken AB
0.55%, 06/11/24 (b)	1,815	1,807
1.42%, 06/11/27 (b)	1,755	1,750
Swedbank AB
1.30%, 06/02/23 (b)	2,290	2,325
0.60%, 09/25/23 (b)	2,620	2,625
Synchrony Financial
3.00%, 06/15/22	880	900
2.85%, 07/25/22	9,755	9,985
4.25%, 08/15/24	2,495	2,726
The Charles Schwab Corporation
4.20%, 03/24/25	2,365	2,641
The Goldman Sachs Group, Inc.
0.97%, (3 Month USD LIBOR + 0.78%), 10/31/22 (a)	735	741
0.63%, 11/17/23	2,250	2,251
0.67%, 03/08/24	1,225	1,227
0.66%, 09/10/24	1,995	1,991
3.50%, 04/01/25	2,495	2,706
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	2,280	2,436
Trinity Acquisition PLC
3.50%, 09/15/21	1,525	1,530
Truist Financial Corporation
0.43%, (SOFR + 0.40%), 06/09/25 (a)	1,795	1,795
UBS Group AG
1.01%, 07/30/24 (b) (c)	3,505	3,532
UBS Group Funding (Switzerland) AG
1.37%, (3 Month USD LIBOR + 1.22%), 05/23/23 (a) (b)	2,300	2,321
UniCredit S.p.A.
3.75%, 04/12/22 (b)	4,380	4,484
Volkswagen Group of America, Inc.
2.50%, 09/24/21 (b)	575	578
2.70%, 09/26/22 (b)	1,345	1,381
Wells Fargo & Company
3.50%, 03/08/22	249	255
1.65%, 06/02/24	1,850	1,890
2.19%, 04/30/26	1,780	1,848
REMIC, 4.13%, 08/15/23	775	833
Wells Fargo Bank, National Association
2.08%, 09/09/22	2,285	2,293
		327,778
Energy 7.3%
Aker BP ASA
3.00%, 01/15/25 (b)	1,880	1,976
BP Capital Markets America Inc.
2.94%, 04/06/23	2,075	2,164
Canadian Natural Resources Limited
2.05%, 07/15/25	3,310	3,404
Cenovus Energy Inc.
3.00%, 08/15/22	4,470	4,557
3.80%, 09/15/23	1,400	1,477
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	4,435	5,079
5.88%, 03/31/25	2,835	3,252
Diamondback Energy, Inc.
2.88%, 12/01/24	5,040	5,332
4.75%, 05/31/25	2,345	2,644
Enbridge Inc.
0.42%, (SOFR + 0.40%), 02/17/23 (a)	955	957
4.00%, 10/01/23	4,065	4,336
2.50%, 01/15/25	2,485	2,605
Energy Transfer LP
4.25%, 03/15/23	4,050	4,250
4.20%, 09/15/23	575	615
5.88%, 01/15/24	4,795	5,312
4.90%, 02/01/24	1,885	2,049
2.90%, 05/15/25	480	505
Eni S.p.A.
4.00%, 09/12/23 (b)	3,245	3,466
EOG Resources, Inc.
2.63%, 03/15/23	594	613
EQT Corporation
3.00%, 10/01/22	4,250	4,320
Exxon Mobil Corporation
2.99%, 03/19/25	4,590	4,925
Gray Oak Pipeline, LLC
2.00%, 09/15/23 (b)	1,270	1,296
2.60%, 10/15/25 (b)	940	967
Husky Energy Inc.
3.95%, 04/15/22	4,100	4,171
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	290	299
MPLX LP
1.22%, (3 Month USD LIBOR + 1.10%), 09/09/22 (a)	1,755	1,755
Occidental Petroleum Corporation
2.60%, 08/13/21	2,095	2,101
Pioneer Natural Resources Company
0.55%, 05/15/23	1,540	1,541
0.75%, 01/15/24	1,685	1,685
Plains All American Pipeline, L.P.
2.85%, 01/31/23	3,233	3,320
Reliance Industries Limited
5.40%, 02/14/22 (d)	3,600	3,703
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	5,335	5,473
5.63%, 04/15/23	3,960	4,255
Saudi Arabian Oil Company
2.75%, 04/16/22 (b)	4,280	4,359

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Schlumberger Canada Limited
1.40%, 09/17/25	695	703
Schlumberger Holdings Corporation
3.75%, 05/01/24 (b)	3,725	4,007
4.00%, 12/21/25 (b)	760	844
Shell International Finance B.V.
2.38%, 04/06/25	2,505	2,637
Suncor Energy Inc.
2.80%, 05/15/23	3,170	3,298
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	225	233
4.25%, 04/01/24	140	151
The Williams Companies, Inc.
3.70%, 01/15/23	4,485	4,670
Valero Energy Corporation
2.70%, 04/15/23	3,620	3,754
1.20%, 03/15/24	1,950	1,963
3.65%, 03/15/25	490	533
Western Midstream Operating, LP
4.00%, 07/01/22	3,660	3,724
Williams Partners L.P.
3.35%, 08/15/22	1,005	1,030
4.30%, 03/04/24	635	690
		127,000
Health Care 4.6%
AbbVie Inc.
3.45%, 03/15/22	1,380	1,403
3.25%, 10/01/22	425	437
2.90%, 11/06/22	3,782	3,908
3.20%, 11/06/22	440	454
2.60%, 11/21/24	8,860	9,346
Aetna Inc.
2.80%, 06/15/23	1,245	1,296
AmerisourceBergen Corporation
0.74%, 03/15/23	4,790	4,799
AstraZeneca Finance LLC
0.70%, 05/28/24	2,525	2,522
1.20%, 05/28/26	3,530	3,518
AstraZeneca PLC
0.30%, 05/26/23	3,605	3,595
3.50%, 08/17/23	940	998
Baxalta Incorporated
3.60%, 06/23/22	680	696
Becton, Dickinson and Company
2.89%, 06/06/22	5,059	5,170
3.36%, 06/06/24	3,250	3,480
3.73%, 12/15/24	500	544
Bristol-Myers Squibb Company
3.25%, 02/20/23	462	483
2.90%, 07/26/24	1,426	1,521
Cardinal Health, Inc.
2.62%, 06/15/22	182	186
3.20%, 03/15/23	1,770	1,848
3.08%, 06/15/24	1,445	1,533
3.50%, 11/15/24	2,425	2,613
Cigna Holding Company
3.00%, 07/15/23	1,455	1,523
3.75%, 07/15/23	823	876
0.61%, 03/15/24	875	874
CommonSpirit Health
1.55%, 10/01/25	1,670	1,685
CVS Health Corporation
3.70%, 03/09/23	735	774
2.63%, 08/15/24	785	829
EMD Finance LLC
2.95%, 03/19/22 (b)	1,005	1,020
Health Care Service Corporation, A Mutual Legal Reserve Company
1.50%, 06/01/25 (b)	3,585	3,641
Humana Inc.
3.15%, 12/01/22	805	830
2.90%, 12/15/22	430	444
3.85%, 10/01/24	1,535	1,664
4.50%, 04/01/25	2,190	2,453
PeaceHealth
1.38%, 11/15/25	470	474
Perrigo Finance Unlimited Company
3.90%, 12/15/24	10,000	10,751
Royalty Pharma PLC
0.75%, 09/02/23 (b)	1,895	1,900
Thermo Fisher Scientific Inc.
4.13%, 03/25/25	790	876
		80,964
Consumer Discretionary 3.9%
7-Eleven, Inc.
0.61%, (3 Month USD LIBOR + 0.45%), 08/10/22 (a) (b)	835	834
0.63%, 02/10/23 (b)	920	921
0.80%, 02/10/24 (b)	1,490	1,487
AutoZone, Inc.
3.63%, 04/15/25	1,020	1,116
Daimler Finance North America LLC
3.75%, 11/05/21 (b)	2,390	2,419
1.75%, 03/10/23 (b)	3,440	3,509
Expedia Group, Inc.
3.60%, 12/15/23 (e)	2,550	2,709
General Motors Company
4.88%, 10/02/23	1,860	2,025
5.40%, 10/02/23	2,230	2,455
Hasbro, Inc.
2.60%, 11/19/22 (e)	1,790	1,839
3.00%, 11/19/24 (e)	2,400	2,551
Hyundai Capital America
3.95%, 02/01/22 (b)	1,110	1,132
3.00%, 06/20/22 (b)	2,480	2,535
2.85%, 11/01/22 (b)	1,039	1,068
1.15%, 11/10/22 (b)	1,460	1,469
2.38%, 02/10/23 (b)	4,275	4,384
0.80%, 01/08/24 (b)	1,810	1,804
0.88%, 06/14/24 (b)	1,685	1,677
Marriott International, Inc.
2.30%, 01/15/22	235	237
3.13%, 02/15/23	800	823
3.60%, 04/15/24	2,085	2,223
McDonald's Corporation
3.35%, 04/01/23	1,675	1,757
3.30%, 07/01/25	650	706
1.45%, 09/01/25	1,145	1,167
Nissan Motor Acceptance Corporation
3.65%, 09/21/21 (b)	1,340	1,349
2.65%, 07/13/22 (b)	505	514
2.60%, 09/28/22 (b)	3,640	3,719
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (b)	2,400	2,503
Nordstrom, Inc.
2.30%, 04/08/24 (b)	390	391
O'Reilly Automotive, Inc.
3.80%, 09/01/22	1,388	1,429
QVC, Inc.
4.38%, 03/15/23	3,255	3,429
Ralph Lauren Corporation
1.70%, 06/15/22	450	456
Ross Stores, Inc.
4.60%, 04/15/25	4,860	5,486
0.88%, 04/15/26	1,125	1,102
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (b)	760	776
0.75%, 11/23/22 (b)	1,720	1,725
3.13%, 05/12/23 (b)	705	736
0.88%, 11/22/23 (b)	1,655	1,660
		68,122
Utilities 3.6%
American Electric Power Company, Inc.
3.65%, 12/01/21	450	456
Consorcio Transmantaro S.A.
4.38%, 05/07/23 (d)	2,000	2,087
Edison International
3.13%, 11/15/22	1,330	1,369

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
2.95%, 03/15/23	1,400	1,445
Enel Finance International N.V.
2.65%, 09/10/24 (b)	595	625
Equinor ASA
2.88%, 04/06/25	3,880	4,146
FirstEnergy Corp.
3.35%, 07/15/22 (e) (g)	2,300	2,342
Hero Asia Investment Limited
1.50%, 11/18/23 (d)	4,500	4,500
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (b) (f)	3,519	3,502
NextEra Energy Capital Holdings, Inc.
0.69%, (3 Month USD LIBOR + 0.55%), 08/28/21 (a)	3,035	3,037
NRG Energy, Inc.
3.75%, 06/15/24 (b)	1,420	1,512
Pacific Gas And Electric Company
1.53%, (3 Month USD LIBOR + 1.38%), 11/15/21 (a)	5,190	5,198
1.75%, 06/16/22	9,690	9,684
3.50%, 06/15/25	2,405	2,524
San Diego Gas & Electric Company
1.91%, 02/01/22	229	229
Sempra Energy
2.88%, 10/01/22	1,400	1,433
SinoSing Power Pte. Ltd.
2.25%, 02/20/25 (d)	4,100	4,160
Tenaga Nasional Berhad
7.50%, 11/01/25 (d)	2,800	3,456
The AES Corporation
3.30%, 07/15/25 (b)	1,640	1,754
The Israel Electric Corporation Ltd.
5.00%, 11/12/24 (b)	2,440	2,726
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	6,995	7,394
		63,579
Information Technology 3.3%
Amphenol Corporation
2.05%, 03/01/25	1,695	1,756
Analog Devices, Inc.
2.95%, 04/01/25	620	663
Avnet, Inc.
4.88%, 12/01/22	820	867
Fidelity National Information Services, Inc.
0.38%, 03/01/23	3,000	2,997
0.60%, 03/01/24	1,440	1,438
Fiserv, Inc.
2.75%, 07/01/24	4,255	4,487
Fortinet, Inc.
1.00%, 03/15/26	1,745	1,727
Global Payments Inc.
2.65%, 02/15/25	1,800	1,896
HCL America Inc.
1.38%, 03/10/26 (b)	4,600	4,571
Microchip Technology Incorporated
2.67%, 09/01/23	2,205	2,296
0.97%, 02/15/24 (b)	3,180	3,179
0.98%, 09/01/24 (b)	2,465	2,454
Micron Technology, Inc.
2.50%, 04/24/23	6,415	6,630
4.64%, 02/06/24	1,910	2,092
NXP B.V.
3.88%, 09/01/22 (b)	3,040	3,158
4.63%, 06/01/23 (b)	4,475	4,809
4.88%, 03/01/24 (b)	145	160
2.70%, 05/01/25 (b)	405	427
Oracle Corporation
2.50%, 04/01/25	5,485	5,761
Paypal Holdings, Inc.
1.35%, 06/01/23	3,190	3,246
Skyworks Solutions, Inc.
0.90%, 06/01/23	775	777
The Western Union Company
2.85%, 01/10/25 (e)	2,469	2,614
		58,005
Communication Services 3.1%
Baidu, Inc.
3.50%, 11/28/22	1,820	1,890
CC Holdings GS V LLC
3.85%, 04/15/23	6,680	7,075
Charter Communications Operating, LLC
4.46%, 07/23/22	9,265	9,592
4.91%, 07/23/25	4,240	4,804
Comcast Corporation
3.70%, 04/15/24	2,415	2,619
3.10%, 04/01/25	620	670
Cox Communications, Inc.
3.15%, 08/15/24 (b)	1,374	1,465
Fox Corporation
3.67%, 01/25/22	2,905	2,960
NBN Co Limited
1.45%, 05/05/26 (b)	4,440	4,443
PCCW-HKT Capital No. 2 Limited
3.63%, 04/02/25 (d)	4,100	4,388
RELX Capital Inc.
3.50%, 03/16/23	1,380	1,447
Sky Limited
3.75%, 09/16/24 (b)	780	852
T-Mobile USA, Inc.
3.50%, 04/15/25	2,330	2,525
Verizon Communications Inc.
0.75%, 03/22/24	1,860	1,867
3.38%, 02/15/25	1,005	1,091
0.85%, 11/20/25	2,560	2,529
1.45%, 03/20/26	3,000	3,024
WPP Finance 2010
3.63%, 09/07/22 (e)	635	659
		53,900
Industrials 3.0%
Air Lease Corporation
3.50%, 01/15/22	1,320	1,342
2.25%, 01/15/23	1,680	1,724
Carrier Global Corporation
2.24%, 02/15/25	3,470	3,610
DAE Funding LLC
1.55%, 08/01/24 (b)	1,185	1,182
Deere & Company
2.75%, 04/15/25	830	886
Eastern Creation II Investment Holdings Ltd.
1.00%, 09/10/23 (d)	3,125	3,117
Equifax Inc.
1.03%, (3 Month USD LIBOR + 0.87%), 08/15/21 (a)	1,440	1,441
3.60%, 08/15/21	1,350	1,355
3.95%, 06/15/23	440	468
GATX Corporation
3.90%, 03/30/23	520	549
General Electric Capital Corporation
3.45%, 05/15/24	1,065	1,139
Guangzhou Metro Investment Finance Ltd
1.51%, 09/17/25 (d)	3,669	3,609
Heathrow Funding Limited
4.88%, 07/15/21 (b)	3,275	3,280
Honeywell International Inc.
1.35%, 06/01/25	1,935	1,970
NTT Finance Corporation
0.37%, 03/03/23 (b)	3,035	3,034
0.58%, 03/01/24 (b)	1,245	1,243
Otis Worldwide Corporation
2.06%, 04/05/25	2,010	2,089
Park Aerospace Holdings Limited
5.25%, 08/15/22 (b)	1,985	2,078
4.50%, 03/15/23 (b)	965	1,015
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (b)	1,695	1,716
Picasso Finance Sub, Inc.
2.25%, 06/16/25 (d)	2,762	2,786
Republic Services, Inc.
2.50%, 08/15/24	1,975	2,073
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Roper Technologies, Inc.
0.45%, 08/15/22	445	445
3.13%, 11/15/22	3,505	3,610
3.65%, 09/15/23	700	745
2.35%, 09/15/24 (f)	825	864
1.00%, 09/15/25	685	680
Siemens Financieringsmaatschappij N.V.
0.65%, 03/11/24 (b)	1,810	1,812
ZLS Prestigia Ltd
3.63%, 05/01/24	1,600	1,716
		51,578
Consumer Staples 1.7%
Archer-Daniels-Midland Company
2.75%, 03/27/25	1,010	1,076
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	2,150	2,153
Bunge Limited Finance Corp.
3.00%, 09/25/22 (e)	6,995	7,187
4.35%, 03/15/24	295	321
Cargill, Incorporated
1.38%, 07/23/23 (b)	1,320	1,345
China Mengniu Dairy Company Limited
1.88%, 06/17/25 (d)	3,803	3,822
Coca-Cola Europacific Partners PLC
0.80%, 05/03/24 (b)	5,080	5,066
Diageo Capital PLC
1.38%, 09/29/25	1,345	1,367
HPHT Finance (17) Limited
2.75%, 09/11/22 (d)	4,295	4,381
Prosperous Ray Limited
4.63%, 11/12/23 (d)	3,000	3,228
		29,946
Real Estate 0.8%
Brixmor Operating Partnership LP
3.25%, 09/15/23	3,455	3,633
Crown Castle International Corp.
1.05%, 07/15/26	2,800	2,738
Highwoods Realty Limited Partnership
3.63%, 01/15/23	1,315	1,359
Public Storage, Inc.
0.49%, (SOFR + 0.47%), 04/23/24 (a)	1,235	1,237
SBA Towers, LLC
1.63%, 05/15/51	1,240	1,239
Simon Property Group, L.P.
2.00%, 09/13/24	1,030	1,067
3.38%, 10/01/24	1,980	2,130
		13,403
Materials 0.6%
LG Chem, Ltd.
3.25%, 10/15/24 (d)	3,400	3,651
LYB International Finance III, LLC
1.25%, 10/01/25	1,750	1,748
Martin Marietta Materials, Inc.
0.65%, 07/15/23	1,015	1,014
Nucor Corporation
2.00%, 06/01/25	695	719
POSCO
2.38%, 01/17/23 (b)	3,435	3,516
		10,648
Total Corporate Bonds And Notes (cost $867,881)		884,923
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 28.9%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-A-280P, REMIC, 0.96%, (1 Month USD LIBOR + 0.88%), 09/15/34 (a) (g)	1,665	1,665
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	1,425	1,361
American Express Credit Account Master Trust
Series 2019-B-3, 2.20%, 09/15/22	1,540	1,574
Series 2017-B-7, 2.54%, 10/17/22	980	1,005
AmeriCredit Automobile Receivables Trust
Series 2017-D-3, 3.18%, 04/18/22	3,550	3,616
Series 2017-D-1, 3.13%, 01/18/23	3,180	3,202
Series 2017-D-2, 3.42%, 04/18/23	2,290	2,320
Series 2017-C-3, 2.69%, 06/19/23	693	698
Series 2020-C-1, 1.59%, 10/18/25	1,350	1,352
Series 2020-D-1, 1.80%, 12/18/25	1,305	1,331
AmeriCredit Automobile Receivables Trust 2020-3
Series 2020-C-3, 1.06%, 09/18/24	1,230	1,238
AmeriCredit Automobile Receivables Trust 2021-1
Series 2021-C-1, 0.89%, 10/19/26	1,960	1,953
Series 2021-D-1, 1.21%, 12/18/26	1,215	1,210
AmeriCredit Automobile Receivables Trust 2021-2
Series 2021-D-2, 1.29%, 06/18/27	2,490	2,510
Angel Oak Mortgage Trust
Series 2021-A1-2, REMIC, 0.98%, 04/25/25 (a)	2,530	2,537
Angel Oak Mortgage Trust 2019-4
Series 2019-A3-4, REMIC, 3.30%, 08/25/23 (a)	1,008	1,008
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, REMIC, 1.69%, 06/25/24	2,359	2,383
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, REMIC, 1.26%, 09/25/24	1,293	1,301
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (a)	3,669	3,675
Angel Oak Mortgage Trust I, LLC
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (a)	729	740
Series 2019-M1-2, REMIC, 4.07%, 04/25/23 (a)	1,420	1,441
Angel Oak Mortgage Trust LLC 2020-5
Series 2020-A2-5, REMIC, 1.58%, 09/25/24	956	959
Applebee's Funding LLC
Series 2019-A2I-1A, 4.19%, 06/05/24	3,459	3,592
Ares LVII CLO Ltd
Series 2020-A-57A, 1.50%, (3 Month USD LIBOR + 1.32%), 10/27/31 (a)	2,235	2,236
Ares LVIII CLO Ltd
Series 2020-A-58A, 1.46%, (3 Month USD LIBOR + 1.22%), 01/25/33 (a)	955	956
Austin Fairmont Hotel Trust 2019-FAIR
Series 2019-A-FAIR, REMIC, 1.12%, (1 Month USD LIBOR + 1.05%), 09/15/21 (a)	1,190	1,191
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-B-1A, 3.70%, 03/20/22	625	633
Series 2017-B-1A, 3.41%, 09/20/22	1,400	1,433
Series 2017-A-2A, 2.97%, 03/20/23	2,130	2,212
Series 2017-B-2A, 3.33%, 03/20/23	2,130	2,200
Series 2018-C-2A, 4.95%, 03/20/24	800	859
Series 2019-A-2A, 3.35%, 09/20/24	1,670	1,791
Series 2019-B-2A, 3.55%, 09/20/24	1,225	1,305
Series 2020-A-1A, 2.33%, 08/20/25	990	1,032
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-DSNY, REMIC, 0.92%, (1 Month USD LIBOR + 0.85%), 09/15/34 (a)	2,400	2,401
Bank 2019-BNK19
Series 2019-A1-BN19, REMIC, 2.26%, 08/16/24	858	874
Bayview Mortgage Fund IVc Trust
Series 2017-A-RT3, REMIC, 3.50%, 01/28/58 (a)	1,962	1,955
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, REMIC, 3.50%, 06/28/57 (a)	1,691	1,735
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, REMIC, 3.50%, 01/28/55 (a)	599	613
Beneria Cowen & Pritzer Collateral Funding Corp
Series 2021-A-330N, 0.90%, 06/15/38 (a)	1,250	1,246
BlueMountain CLO Ltd
Series 2015-A1R-2A, 1.12%, (3 Month USD LIBOR + 0.93%), 07/19/27 (a) (b)	1,900	1,901
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	577	605
BX Commercial Mortgage Trust 2019-XL
Series 2019-B-XL, REMIC, 1.15%, (1 Month USD LIBOR + 1.08%), 10/15/21 (a)	1,494	1,495
BX Commercial Mortgage Trust 2020-BXLP
Series 2020-C-BXLP, REMIC, 1.19%, (1 Month USD LIBOR + 1.12%), 12/15/21 (a)	1,412	1,412
Series 2020-D-BXLP, REMIC, 1.32%, (1 Month USD LIBOR + 1.25%), 12/15/21 (a)	1,354	1,354

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-D-SOAR, REMIC, 1.50%, 06/15/23 (a)	1,670	1,672
BX Trust
Series 2018-A-GW, REMIC, 0.87%, (1 Month USD LIBOR + 0.80%), 05/15/37 (a) (g)	4,875	4,884
Capital Auto Receivables Asset Trust
Series 2017-C-1, 2.70%, 09/20/22	420	421
Series 2018-C-1, 3.36%, 11/21/22	2,280	2,298
Series 2018-C-2, 3.69%, 12/20/23	613	614
Series 2018-D-1, 3.70%, 06/20/25	2,235	2,252
Capital Auto Receivables Asset Trust 2018-1
Series 2018-B-1, 3.09%, 08/22/22	821	823
Carlyle Global Market Strategies CLO Ltd
Series 2015-A1R-3A, 1.18%, (3 Month USD LIBOR + 1.00%), 07/28/28 (a)	1,138	1,138
CarMax Auto Owner Trust 2017-4
Series 2017-C-4, 2.70%, 10/15/21	530	536
CarMax Auto Owner Trust 2019-2
Series 2019-B-2, 3.01%, 04/17/23	3,540	3,688
CarMax Auto Owner Trust 2020-1
Series 2020-B-1, 2.21%, 09/15/25	1,810	1,873
Series 2020-C-1, 2.34%, 11/17/25	785	811
CarMax Auto Owner Trust 2020-4
Series 2020-D-4, 1.75%, 04/15/27	1,335	1,345
Cayuga Park CLO Ltd
Series 2020-A-1A, 1.79%, (3 Month USD LIBOR + 1.60%), 07/17/31 (a)	2,510	2,510
Cedar Funding Ltd
Series 2021-A-14A, 1.26%, (3 Month USD LIBOR + 1.10%), 07/15/33 (a)	3,070	3,071
CGDB Commercial Mortgage Trust
Series 2019-D-MOB, REMIC, 1.72%, (1 Month USD LIBOR + 1.65%), 11/15/21 (a)	3,115	3,111
CIFC Funding 2021-III Ltd
Series 2021-A-4A, 0.00%, (3 Month USD LIBOR + 1.05%), 07/15/33 (a)	905	907
CIFC Funding Ltd
Series 2020-A1-3A, 1.54%, (3 Month USD LIBOR + 1.35%), 10/20/31 (a)	1,910	1,911
CIFC Funding Ltd.
Series 2014-A1-2RA, 1.23%, (3 Month USD LIBOR + 1.05%), 04/24/30 (a)	1,660	1,661
Series 2020-A1-1A, 1.88%, (3 Month USD LIBOR + 1.70%), 07/15/32 (a)	2,905	2,906
CIM Trust 2020-INV1
Series 2020-A2-INV1, REMIC, 2.50%, 09/25/41	2,165	2,197
Citigroup Commercial Mortgage Trust
Series 2013-B-375P, REMIC, 3.63%, 05/12/23 (a)	1,980	2,053
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 08/25/50	2,493	2,525
CNH Equipment Trust
Series 2018-B-A, 3.47%, 04/15/22	970	992
CNH Equipment Trust 2020-A
Series 2020-A4-A, REMIC, 1.51%, 03/15/24	1,165	1,192
Cold Storage Trust 2020-ICE5
Series 2020-B-ICE5, 1.37%, (1 Month USD LIBOR + 1.30%), 11/17/25 (a)	4,310	4,323
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	574	576
COLT Funding LLC
Series 2021-A2-1, REMIC, 1.17%, 06/25/66 (a)	1,764	1,770
COLT Mortgage Loan Trust
Series 2019-A1-3, REMIC, 2.76%, 08/25/49 (a)	1,166	1,165
COMM 2013-300P Mortgage Trust
Series 2013-A1-300P, REMIC, 4.35%, 08/10/23	1,195	1,266
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 4.81%, 01/12/24 (a)	1,930	2,081
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	2,850	3,090
COMM Mortgage Trust
Series 2014-D-CR19, REMIC, 4.86%, 08/12/24 (a)	760	750
Series 2020-D-CBM, REMIC, 3.63%, 02/12/25	980	968
Series 2015-A2-LC23, REMIC, 3.22%, 10/13/48	3,138	3,150
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, REMIC, 1.50%, (1 Month USD LIBOR + 1.43%), 05/15/36 (a)	2,680	2,683
Series 2019-D-ICE4, REMIC, 1.67%, (1 Month USD LIBOR + 1.60%), 05/15/36 (a)	1,965	1,968
CSAIL Commercial Mortgage Trust
Series 2019-A1-C16, REMIC, 2.36%, 06/17/24	1,020	1,042
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	920	946
Series 2020-D-NET, REMIC, 3.83%, 08/15/25	1,970	2,066
Daimler Trucks Retail Trust
Series 2020-A4-1, 1.37%, 06/15/27	3,720	3,733
Deephaven Residential Mortgage Trust
Series 2019-A1-3A, REMIC, 2.96%, 08/25/23 (a)	505	505
Deephaven Residential Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.69%, 12/25/23 (a)	948	953
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	818	816
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.90%, 06/25/25 (a)	867	868
Series 2021-A3-2, REMIC, 1.26%, 06/25/25 (a)	956	956
Drive Auto Receivables Trust
Series 2020-C-1, 2.36%, 03/15/26	1,590	1,620
Dryden 86 CLO Ltd
Series 2020-A1R-86A, 0.00%, 07/17/34 (a)	2,660	2,660
Dryden Senior Loan Fund
Series 2020-A-86A, 1.84%, (3 Month USD LIBOR + 1.65%), 07/17/30 (a)	2,550	2,550
Elara HGV Timeshare Issuer LLC
Series 2014-A-A, 2.53%, 02/25/27	63	64
Series 2019-A-A, 2.61%, 01/25/34	1,162	1,183
Series 2017-A-A, REMIC, 2.69%, 03/25/30	343	353
Ellington Financial Mortgage Trust
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (a)	662	671
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (a)	782	783
Series 2021-A3-1, REMIC, 1.11%, 02/25/66 (a)	683	683
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (a)	1,178	1,188
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (a)	1,126	1,127
Series 2021-A3-2, REMIC, 1.29%, 06/25/66 (a)	1,087	1,088
Enterprise Fleet Financing, LLC
Series 2019-A2-1, 2.98%, 02/22/22	460	463
Series 2018-A2-2, 3.14%, 02/20/24	82	82
Series 2019-A2-3, REMIC, 2.06%, 02/20/23	1,051	1,066
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	1,170	1,172
Extended Stay America Trust
Series 2021-C-ESH, REMIC, 0.00%, 07/17/23 (a)	1,975	1,983
Flagstar Mortgage Trust 2019-1
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (a)	625	637
Flagstar Mortgage Trust 2019-1INV
Series 2020-A11-1INV, REMIC, 0.94%, (1 Month USD LIBOR + 0.85%), 08/25/41 (a)	794	796
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	1,405	1,421
Ford Credit Floorplan Master Owner Trust A
Series 2020-C-1, 1.42%, 09/15/23	1,955	1,975
FWD Securitization Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 2.24%, 01/25/50	2,114	2,152
Galton Funding Mortgage Trust
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (a)	365	373
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (a)	524	532

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Galton Funding Mortgage Trust 2019-1
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (a)	737	757
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	830
Galton Funding Mortgage Trust 2020-H1
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24 (a)	481	490
Series 2020-M1-H1, REMIC, 2.83%, 02/25/24 (a)	1,170	1,187
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-A-GCT, REMIC, 0.87%, (1 Month USD LIBOR + 0.80%), 02/15/23 (a)	1,535	1,537
GM Financial Consumer Automobile Receivables Trust
Series 2017-C-3A, 2.52%, 03/16/23	635	635
GM Financial Consumer Automobile Receivables Trust 2020-2
Series 2020-A3-2, 1.49%, 12/16/24	700	709
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-C-4, 1.05%, 05/18/26	1,010	1,010
GMF Floorplan Owner Revolving Trust
Series 2020-B-1, 1.03%, 08/15/23	845	846
Golub Capital Partners Clo 39b Ltd
Series 2018-A1-39A, 1.34%, (3 Month USD LIBOR + 1.15%), 10/20/28 (a)	1,722	1,722
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.11%, (1 Month USD LIBOR + 1.03%), 12/15/21 (a) (g)	3,959	3,961
Series 2019-C-WOLF, REMIC, 1.71%, (1 Month USD LIBOR + 1.63%), 12/15/21 (a) (g)	1,190	1,190
GS Mortgage Securities Corp Trust 2019-SOHO
Series 2019-A-SOHO, REMIC, 0.97%, (1 Month USD LIBOR + 0.90%), 06/16/36 (a) (g)	3,300	3,300
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-B-ROSS, REMIC, 1.67%, 06/15/23 (a)	1,720	1,720
GS Mortgage Securities Trust
Series 2014-2A1-EB1A, REMIC, 1.67%, 07/25/44 (a)	50	50
GS Mortgage-Backed Securities Trust 2021-NQM1
Series 2021-A1-NQM1, REMIC, 1.02%, 04/25/25 (a)	1,415	1,418
GS Mortgage-Backed Securities Trust 2021-PJ5
Series 2021-A8-PJ5, REMIC, 2.50%, 03/25/28 (a)	3,796	3,880
Hardee's Funding LLC
Series 2018-A2II-1A, 4.96%, 06/20/25	632	680
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	432	442
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	941	976
Homeward Opportunities Fund I Trust
Series 2019-A1-3, REMIC, 2.68%, 11/25/59 (a)	611	616
Homeward Opportunities Fund I Trust 2020-2
Series 2020-A1-2, REMIC, 1.66%, 05/25/65	2,064	2,076
Series 2020-A2-2, REMIC, 2.63%, 05/25/65 (a)	2,250	2,304
Hundred Acre Wood Trust 2021-INV1
Series 2021-A9-INV1, REMIC, 2.50%, 02/25/28 (a)	2,533	2,601
Hyundai Auto Receivables Trust
Series 2019-B-A, 2.94%, 05/15/25	1,660	1,707
Hyundai Auto Receivables Trust 2020-A
Series 2020-A3-A, 1.41%, 11/15/24	1,535	1,557
J.P. Morgan Mortgage Trust
Series 2020-A11-INV1, REMIC, 0.92%, (1 Month USD LIBOR + 0.83%), 03/25/43 (a)	412	413
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (a)	674	688
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-B-BKWD, REMIC, 1.42%, (1 Month USD LIBOR + 1.35%), 09/15/22 (a) (g)	3,760	3,759
Series 2019-C-BKWD, REMIC, 1.67%, (1 Month USD LIBOR + 1.60%), 09/15/22 (a) (g)	1,195	1,194
JP Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 10/25/50	879	893
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	2,445	2,662
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2020-B-609M, REMIC, 1.87%, 10/17/22 (a)	2,420	2,427
Series 2020-C-609M, REMIC, 2.27%, 10/17/22 (a)	1,955	1,961
KKR CLO 29 Ltd.
Series A-29A, 1.39%, (3 Month USD LIBOR + 1.20%), 01/15/32 (a)	2,750	2,747
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-C-KDIP, REMIC, 1.07%, (1 Month USD LIBOR + 1.00%), 12/15/25 (a)	1,020	1,020
Series 2021-D-KDIP, REMIC, 1.32%, (1 Month USD LIBOR + 1.25%), 12/15/25 (a)	735	735
Kubota Credit Owner Trust 2020-1
Series 2020-A3-1A, 1.96%, 03/15/24	1,410	1,437
Madison Park Funding XVIII, Ltd.
Series 2015-A1R-18A, 1.38%, (3 Month USD LIBOR + 1.19%), 10/21/30 (a)	3,635	3,637
Madison Park Funding XXIII, Ltd
Series 2017-AR-23A, 1.15%, (3 Month USD LIBOR + 0.97%), 07/28/31 (a)	3,125	3,119
Series 2017-BR-23A, 1.73%, (3 Month USD LIBOR + 1.55%), 07/28/31 (a)	2,005	2,000
Madison Park Funding XXXV Ltd
Series 2019-A1R-35A, 1.18%, (3 Month USD LIBOR + 0.99%), 04/20/32 (a)	1,715	1,716
Magnetite XVI, Limited
Series 2015-AR-16A, 0.99%, (3 Month USD LIBOR + 0.80%), 01/18/28 (a)	4,957	4,952
Merit 2020-Hill
Series 2020-B-HILL, REMIC, 1.47%, (1 Month USD LIBOR + 1.40%), 08/17/37 (a)	1,855	1,863
Series 2020-C-HILL, REMIC, 1.77%, (1 Month USD LIBOR + 1.70%), 08/17/37 (a)	845	849
Series 2020-D-HILL, REMIC, 2.42%, (1 Month USD LIBOR + 2.35%), 08/17/37 (a)	1,115	1,121
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (a)	685	701
MFRA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (a)	1,550	1,548
MHC Trust 2021-MHC2
Series 2021-B-MHC2, 1.20%, (1 Month USD LIBOR + 1.10%), 05/15/23 (a)	1,670	1,673
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 07/25/23 (a)	95	95
Series 2017-A1-2, REMIC, 2.75%, 01/25/24 (a)	703	715
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-A1-C30, REMIC, 1.39%, 07/16/21	19	19
Series 2014-AS-C15, REMIC, 4.26%, 02/16/24	710	763
Series 2014-B-C15, REMIC, 4.57%, 03/15/24 (a)	255	275
Series 2014-AS-C18, REMIC, 4.11%, 09/17/24 (a)	955	1,026
Morgan Stanley Capital I Trust
Series 2019-D-MEAD, REMIC, 3.28%, 11/13/24 (a)	2,330	2,321
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	2,710	2,911
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-D-NUGS, REMIC, 3.30%, (1 Month USD LIBOR + 1.80%), 12/15/21 (a)	1,395	1,401
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	660	667
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	1,102	1,122
MVW Owner Trust
Series 2017-A-1A, 2.42%, 12/20/34	164	167
Series 2017-B-1A, 2.75%, 12/20/34	55	56

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Series 2017-C-1A, 2.99%, 12/20/34	152	154
Series 2020-B-1A, 2.73%, 10/20/37	572	583
Navient Funding, LLC
Series 2007-A4-7, 0.51%, (3 Month USD LIBOR + 0.33%), 01/25/22 (a)	943	924
Navient Private Education Refi Loan Trust
Series 2020-A-HA, 1.31%, 11/15/27	1,065	1,072
Series 2019-A-GA, 2.40%, 05/15/28	2,852	2,902
Series 2021-A-BA, 0.94%, 06/15/28	2,549	2,547
Series 2019-A2A-EA, 2.64%, 09/15/28	2,575	2,636
Series 2020-A2A-CA, 2.15%, 03/15/29	5,155	5,272
Series 2020-A2A-A, 2.46%, 11/15/68	1,550	1,601
Series 2020-A1A-IA, 1.33%, 04/15/69	1,910	1,905
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	1,927	1,973
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	1,482	1,497
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	798	802
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	975	980
Navistar Financial Dealer Note Master Owner Trust II
Series 2020-A-1, 1.04%, (1 Month USD LIBOR + 0.95%), 07/25/22 (a)	1,610	1,620
Nelnet, Inc.
Series 2005-A4-4, 0.31%, (3 Month USD LIBOR + 0.18%), 03/22/32 (a)	1,522	1,477
Neuberger Berman Loan Advisers CLO 32 Ltd
Series 2019-AR-32A, 1.18%, (3 Month USD LIBOR + 0.99%), 01/20/32 (a)	4,375	4,376
Neuberger Berman Loan Advisers CLO 38 Ltd
Series 2020-A-38A, 1.49%, (3 Month USD LIBOR + 1.30%), 10/20/32 (a)	2,065	2,068
Neuberger Berman Loan Advisers CLO 40, Ltd.
Series 2021-A-40A, 1.24%, (3 Month USD LIBOR + 1.06%), 04/18/33 (a)	1,245	1,248
New Orleans Hotel Trust
Series 2019-B-HNLA, REMIC, 1.36%, (1 Month USD LIBOR + 1.29%), 04/15/32 (a)	4,180	4,156
New Residential Mortgage Loan Trust
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59 (a)	1,498	1,524
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	1,735	1,744
New Residential Mortgage Loan Trust 2021-NQM1R
Series 2021-A1-NQ1R, REMIC, 0.94%, 01/25/49 (a)	2,702	2,714
Nissan Auto Receivables 2020-A Owner Trust
Series 2020-A3-A, 1.38%, 09/15/23	1,835	1,859
Nissan Master Owner Trust Receivables
Series 2019-A-B, 0.50%, (1 Month USD LIBOR + 0.43%), 11/15/21 (a)	2,375	2,378
Series 2019-A-A, 0.63%, (1 Month USD LIBOR + 0.56%), 02/15/22 (a)	2,860	2,870
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 02/25/27 (a)	974	975
OBX 2020-EXP2 Trust
Series 2020-A8-EXP2, REMIC, 3.00%, 07/25/36 (a)	1,912	1,954
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (a)	469	478
OBX 2020-Exp3 Trust
Series 2020-1A8-EXP3, REMIC, 3.00%, 06/25/60	2,022	2,056
OBX 2021-J1 Trust
Series 2021-A4-J1, REMIC, 2.50%, 03/25/28 (a)	2,886	2,968
OBX Trust
Series 2019-2A1A-EXP2, REMIC, 0.99%, (1 Month USD LIBOR + 0.90%), 07/25/23 (a)	454	455
Series 2019-2A2-EXP2, REMIC, 1.29%, (1 Month USD LIBOR + 1.20%), 07/25/24 (a)	1,270	1,272
Series 2019-2A1-EXP3, REMIC, 0.99%, (1 Month USD LIBOR + 0.90%), 09/25/59 (a)	1,458	1,461
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (a)	1,177	1,203
Series 2020-2A2-EXP1, REMIC, 1.04%, (1 Month USD LIBOR + 0.95%), 01/26/60 (a)	1,085	1,090
OCP CLO Ltd
Series 2014-A1RR-7A, 1.31%, (3 Month USD LIBOR + 1.12%), 07/20/29 (a)	6,010	6,011
ONE 2021-PARK Mortgage Trust
Series 2021-B-PARK, REMIC, 1.02%, (1 Month USD LIBOR + 0.95%), 03/15/23 (a)	3,445	3,441
Series 2021-C-PARK, REMIC, 1.17%, (1 Month USD LIBOR + 1.10%), 03/15/23 (a)	1,840	1,838
Onslow Bay Financial LLC
Series 2021-A1-NQM1, REMIC, 1.07%, 03/25/25 (a)	3,019	3,033
OZLM VIII, Ltd.
Series 2014-A1RR-8A, 1.36%, (3 Month USD LIBOR + 1.17%), 10/17/29 (a)	1,478	1,478
Palmer Square CLO 2020-3, Ltd.
Series 2020-A1A-3A, 1.53%, (3 Month USD LIBOR + 1.37%), 11/17/31 (a)	2,040	2,045
Palmer Square CLO Ltd
Series 2020-A1A-2A, 1.88%, (3 Month USD LIBOR + 1.70%), 07/15/31 (a)	855	855
PSMC Trust
Series 2021-A11-1, REMIC, 2.50%, 03/25/51 (a)	4,445	4,564
Series 2021-A3-2, REMIC, 2.50%, 05/25/51 (a)	3,280	3,368
Reese Park CLO, Ltd.
Series 2020-A-1A, 1.50%, (3 Month USD LIBOR + 1.32%), 10/15/32 (a)	2,045	2,046
Santander Drive Auto Receivables Trust
Series 2019-B-2, 2.79%, 10/15/21	362	362
Series 2019-C-1, 3.42%, 11/15/22	1,283	1,294
Series 2019-D-2, 3.22%, 07/15/25	545	563
Series 2019-B-3, REMIC, 2.28%, 10/15/21	638	639
Santander Drive Auto Receivables Trust 2020-3
Series 2020-B-3, 0.69%, 07/15/23	2,930	2,939
Santander Drive Auto Receivables Trust 2020-4
Series 2020-C-4, 1.01%, 09/16/24	1,875	1,885
Santander Retail Auto Lease Trust
Series 2019-B-C, 2.17%, 09/20/22	1,015	1,035
Series 2019-C-C, 2.39%, 11/21/22	1,700	1,733
Series 2019-D-C, 2.88%, 06/20/24	1,525	1,563
Series 2019-A3-A, REMIC, 2.77%, 11/20/21	993	997
Series 2020-D-A, REMIC, 2.52%, 11/20/24	1,335	1,371
Santander Retail Auto Lease Trust 2019-C
Series 2019-A3-C, 1.86%, 02/21/23	3,860	3,901
Santander Retail Auto Lease Trust 2020-B
Series 2020-D-B, 1.98%, 10/20/25	1,235	1,256
Santander Retail Auto Lease Trust 2021-A
Series 2021-C-A, REMIC, 1.14%, 04/20/24	4,725	4,716
SBA Towers, LLC
Series SBATT-1C-181, 3.45%, 03/15/23 (b)	3,740	3,804
Series 2019-1C-1, 2.84%, 01/15/25	2,020	2,106
Series 2020-2C-1, 1.88%, 01/15/26	730	732
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (a)	186	190
Sequoia Mortgage Trust
Series 2018-A2-CH4, REMIC, 4.00%, 09/25/34 (a)	264	268
Series 2018-A19-CH4, REMIC, 4.50%, 09/25/34 (a)	172	175
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (a)	432	440
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (a)	862	879
SG Residential Mortgage Trust
Series 2019-A2-3, REMIC, 2.88%, 09/25/59 (a)	1,655	1,662
SG Residential Mortgage Trust 2020-2
Series 2020-A1-2, 1.38%, 05/25/65	2,408	2,420
Sierra Timeshare 2020-2 Receivables Funding LLC
Series 2020-C-2A, REMIC, 3.51%, 07/20/37	788	810

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Sierra Timeshare Receivables Funding LLC
Series 2017-A-1A, 2.91%, 07/20/24	680	688
Series 2019-A-1A, 3.20%, 01/20/36	482	498
Series 2019-A-2A, 2.59%, 05/20/36	1,573	1,611
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-A-FUN, REMIC, 0.97%, (1 Month USD LIBOR + 0.90%), 06/16/31 (a) (g)	1,639	1,640
Series 2018-D-FUN, REMIC, 1.92%, (1 Month USD LIBOR + 1.85%), 06/16/31 (a) (g)	1,816	1,798
SLM Student Loan Trust
Series 2010-A-1, 0.49%, (1 Month USD LIBOR + 0.40%), 03/25/25 (a)	2,099	2,087
SMB Private Education Loan Trust
Series 2015-A2B-A, 1.07%, (1 Month USD LIBOR + 1.00%), 04/15/23 (a)	207	208
Series 2018-A2B-B, 0.79%, (1 Month USD LIBOR + 0.72%), 03/15/28 (a) (b)	3,644	3,654
Series 2014-A3-A, 1.57%, (1 Month USD LIBOR + 1.50%), 04/15/32 (a) (b)	3,430	3,462
Series 2016-A2B-C, 1.17%, (1 Month USD LIBOR + 1.10%), 09/15/34 (a)	1,796	1,807
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	6,000	6,040
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	917	920
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	4,450	4,409
Starwood Mortgage Residential Trust
Series 2019-A1-1, REMIC, 2.94%, 06/25/49 (a)	891	890
Series 2019-A3-1, REMIC, 3.30%, 06/25/49 (a)	1,245	1,244
Series 2019-A1-INV1, REMIC, 2.61%, 09/25/49 (a)	153	156
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (a)	777	786
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (a)	865	872
Starwood Mortgage Residential Trust 2018-IMC2
Series 2018-A3-IMC2, REMIC, 4.38%, 10/26/48 (a)	2,176	2,199
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/23	1,822	1,821
Symphony CLO XXIII, Ltd.
Series 2020-A-23A, 1.50%, (3 Month USD LIBOR + 1.32%), 01/17/34 (a)	4,155	4,160
Symphony CLO XXVI Ltd
Series 2021-AR-26A, 1.19%, (3 Month USD LIBOR + 1.08%), 04/20/33 (a)	1,290	1,288
Towd Point Mortgage Trust
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a)	46	46
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (a)	536	544
Series 2016-A1B-1, REMIC, 2.75%, 04/25/23 (a)	79	79
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (a)	854	871
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (a)	2,782	2,853
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (a)	436	450
Series 2016-A3B-1, REMIC, 3.00%, 08/25/24 (a)	289	293
Series 2016-A1A-2, REMIC, 2.75%, 12/25/24 (a)	176	178
Series 2018-A1-2, REMIC, 3.25%, 12/25/24 (a)	2,649	2,749
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (a)	2,273	2,345
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (a)	1,281	1,303
United Airlines Pass Through Trust
Series 2019-B-2, REMIC, 3.50%, 05/01/28	757	746
Verizon Owner Trust
Series 2018-C-A, 3.55%, 12/20/21	3,670	3,737
Series 2018-C-1A, 3.20%, 09/20/22	2,340	2,344
Verus Securitization Trust
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (a) (g)	1,836	1,865
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (a) (g)	1,912	1,941
Series 2019-A3-4, REMIC, 3.00%, 10/25/59 (g)	2,979	3,019
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59 (a)	1,436	1,459
Verus Securitization Trust 2020-1
Series 2020-A1-INV1, REMIC, 1.98%, 03/25/60 (g)	325	328
Verus Securitization Trust 2020-2
Series 2020-A1-2, REMIC, 2.23%, 04/25/60 (g)	2,536	2,562
Verus Securitization Trust 2020-5
Series 2020-A3-5, REMIC, 1.73%, 05/25/65 (g)	818	819
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (a)	1,313	1,316
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (a)	783	784
Verus Securitization Trust 2021-2
Series 2021-A1-2, REMIC, 1.03%, 02/25/66	992	997
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	2,007	2,007
Vista Point Securitization Trust
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	665	675
Vista Point Securitization Trust 2020-1
Series 2020-A1-1, REMIC, 1.76%, 03/25/65 (a)	694	698
Volkswagen Auto Loan Enhanced Trust 2020-1
Series 2020-A4-1, 1.26%, 08/20/26	1,090	1,106
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	1,100	1,101
Wells Fargo Mortgage Backed Securities Trust
Series 2021-A3-RR1, REMIC, 2.50%, 05/25/28	3,900	3,995
Series 2020-A17-RR1, REMIC, 3.00%, 05/25/50 (a)	371	377
WFRBS Commercial Mortgage Trust
Series 2012-B-C6, REMIC, 4.70%, 03/17/22	1,975	2,003
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	2,605	2,835
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	1,475	1,587
World Omni Auto Receivables Trust
Series 2020-C-A, 1.64%, 08/15/26	910	921
World Omni Select Auto Trust 2020-A
Series 2020-B-A, 0.84%, 06/15/26	1,215	1,211
Series 2020-C-A, 1.25%, 10/15/26	1,390	1,381
Communication Services 0.0%
Crown Communication Inc.
Series 2018-C2023-2, 3.72%, 07/15/23	220	226
Total Non-U.S. Government Agency Asset-Backed Securities (cost $502,063)		505,854
GOVERNMENT AND AGENCY OBLIGATIONS 19.5%
U.S. Treasury Note 13.5%
Treasury, United States Department of
1.38%, 10/15/22	4,900	4,977
0.13%, 10/31/22 - 08/15/23	162,170	161,915
0.13%, 04/30/23 (h)	69,375	69,256
		236,148
Mortgage-Backed Securities 3.4%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/23 - 12/01/41	644	722
2.33%, (1 Year USD LIBOR + 1.75%), 09/01/33 (a)	5	6
2.42%, (1 Year Treasury + 2.19%), 09/01/33 (a)	17	18
6.00%, 09/01/34 - 01/01/38	503	592
2.25%, (1 Year Treasury + 2.11%), 10/01/34 (a)	12	13
2.30%, (1 Year USD LIBOR + 1.90%), 11/01/34 (a)	5	5
2.37%, (1 Year Treasury + 2.25%), 11/01/34 - 02/01/35 (a)	32	34
2.39%, (1 Year USD LIBOR + 1.89%), 11/01/34 (a)	8	8
2.40%, (1 Year USD LIBOR + 1.90%), 11/01/34 (a)	2	2
3.00%, 11/01/34	308	328
2.05%, (1 Year USD LIBOR + 1.68%), 01/01/35 (a)	5	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
2.00%, (1 Year USD LIBOR + 1.62%), 02/01/35 (a)	5	5
2.00%, (1 Year USD LIBOR + 1.63%), 02/01/35 (a)	12	13
2.05%, (1 Year USD LIBOR + 1.68%), 02/01/35 (a)	6	6
2.23%, (1 Year Treasury + 2.11%), 02/01/35 (a)	13	13
2.28%, (1 Year USD LIBOR + 1.90%), 02/01/35 (a)	13	14
2.32%, (1 Year USD LIBOR + 1.75%), 06/01/35 (a)	120	127
2.49%, (1 Year Treasury + 2.37%), 09/01/35 (a)	204	216
2.26%, (1 Year USD LIBOR + 1.70%), 10/01/35 (a)	36	38
2.10%, (1 Year USD LIBOR + 1.73%), 11/01/35 (a)	44	46
2.00%, 01/01/36	4,569	4,722
1.97%, (1 Year USD LIBOR + 1.60%), 03/01/36 (a)	53	56
7.50%, 06/01/38	305	355
7.00%, 03/01/39	312	366
4.50%, 03/01/49	523	563
4.00%, 12/01/49	821	886
Federal National Mortgage Association, Inc.
4.50%, 04/01/23 - 12/01/48	7,096	7,712
5.00%, 05/01/23 - 07/01/41	2,815	3,175
5.50%, 01/01/24 - 12/01/39	4,404	5,092
3.50%, 11/01/26 - 10/01/49	1,452	1,543
3.00%, 09/01/28 - 02/01/35	3,268	3,458
6.50%, 07/01/32 - 12/01/32	236	273
1.95%, (1 Year USD LIBOR + 1.62%), 03/01/33 (a)	1	1
1.66%, (6 Month USD LIBOR + 1.41%), 06/01/33 (a)	7	8
2.38%, (1 Year Treasury + 2.23%), 06/01/33 (a)	88	93
2.41%, (1 Year Treasury + 2.20%), 07/01/33 (a)	5	5
2.34%, (1 Year Treasury + 2.22%), 12/01/33 (a)	72	76
6.00%, 03/01/34 - 02/01/49	3,446	4,058
2.48%, (1 Year Treasury + 2.31%), 04/01/34 (a)	2	2
2.09%, (1 Year USD LIBOR + 1.58%), 10/01/34 (a)	3	3
1.85%, (1 Year USD LIBOR + 1.35%), 11/01/34 (a)	2	2
2.18%, (1 Year USD LIBOR + 1.67%), 11/01/34 (a)	18	19
2.58%, (1 Year Treasury + 2.36%), 11/01/34 (a)	89	94
2.09%, (1 Year USD LIBOR + 1.68%), 12/01/34 (a)	10	11
1.90%, (1 Year USD LIBOR + 1.52%), 01/01/35 (a)	15	16
1.91%, (1 Year USD LIBOR + 1.56%), 01/01/35 (a)	10	10
1.97%, (1 Year USD LIBOR + 1.59%), 01/01/35 (a)	13	13
2.01%, (1 Year USD LIBOR + 1.63%), 01/01/35 (a)	4	4
2.01%, (1 Year USD LIBOR + 1.63%), 02/01/35 (a)	8	8
2.32%, (1 Year Treasury + 2.20%), 02/01/35 (a)	16	16
1.76%, (1 Year USD LIBOR + 1.38%), 03/01/35 (a)	9	9
1.95%, (1 Year Treasury + 1.82%), 04/01/35 (a)	95	100
2.18%, (1 Year USD LIBOR + 1.81%), 04/01/35 (a)	22	23
2.23%, (1 Year USD LIBOR + 1.99%), 04/01/35 (a)	131	138
1.69%, (1 Year USD LIBOR + 1.43%), 05/01/35 (a)	93	97
1.77%, (1 Year USD LIBOR + 1.41%), 05/01/35 (a)	28	29
1.93%, (1 Year USD LIBOR + 1.61%), 05/01/35 (a)	12	13
2.42%, (1 Year Treasury + 2.30%), 06/01/35 (a)	82	86
2.69%, (1 Year USD LIBOR + 1.69%), 06/01/35 (a)	51	54
2.26%, (1 Year USD LIBOR + 1.84%), 07/01/35 (a)	50	53
1.62%, (6 Month USD LIBOR + 1.37%), 08/01/35 (a)	114	118
2.03%, (1 Year USD LIBOR + 1.61%), 08/01/35 (a)	72	76
2.02%, (1 Year USD LIBOR + 1.48%), 11/01/35 (a)	114	120
2.18%, (1 Year USD LIBOR + 1.69%), 11/01/35 (a)	33	35
2.06%, (1 Year USD LIBOR + 1.69%), 02/01/36 (a)	39	41
2.17%, (1 Year Treasury + 2.05%), 02/01/36 (a)	73	77
2.02%, (1 Year USD LIBOR + 1.64%), 03/01/36 (a)	68	71
2.11%, (1 Year USD LIBOR + 1.74%), 03/01/36 (a)	45	47
TBA, 1.50%, 07/15/36 (i)	520	526
4.00%, 08/01/43 - 12/01/49	1,843	1,988
2.50%, 11/01/50	1,283	1,328
TBA, 3.00%, 07/15/51 (i)	3,080	3,211
TBA, 4.00%, 07/15/51 (i)	330	351
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	2,157	2,297
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	1,984	2,167
6.00%, 07/15/36	624	722
4.50%, 09/20/40	338	373
3.50%, 03/20/43 - 04/20/43	1,556	1,681
5.50%, 09/15/45 - 12/20/48	2,014	2,273
3.00%, 09/20/49	298	307
4.00%, 10/20/50	1,685	1,771
TBA, 3.50%, 07/15/51 (i)	4,800	5,042
		60,075
Collateralized Mortgage Obligations 1.8%
Fannie Mae Connecticut Avenue Securities
Series 2017-1M2-C01, 3.64%, (1 Month USD LIBOR + 3.55%), 01/25/27 (a)	1,774	1,842
Federal Home Loan Mortgage Corporation
Series 2014-M3-DN3, 4.09%, (1 Month USD LIBOR + 4.00%), 08/26/24 (a)	505	516
Series 2015-M3-DNA3, REMIC, 4.79%, (1 Month USD LIBOR + 4.70%), 04/25/28 (a)	2,668	2,759
Series 2016-M3-DNA2, REMIC, 4.74%, (1 Month USD LIBOR + 4.65%), 10/25/28 (a)	1,434	1,498
Series 2017-M1-DNA2, REMIC, 1.29%, (1 Month USD LIBOR + 1.20%), 10/25/29 (a)	535	536
Series 2017-M1-DNA3, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 03/25/30 (a)	229	229
Series 2018-M2AS-DNA2, REMIC, 1.04%, (1 Month USD LIBOR + 0.95%), 12/26/30 (a)	2,015	2,012
Series 2021-M1-HQA1, REMIC, 0.72%, (SOFR + 0.70%), 08/25/33 (a)	3,450	3,448
Series 2021-M1-DNA2, REMIC, 0.82%, (SOFR + 0.80%), 08/25/33 (a)	2,195	2,197
Series PA-3713, REMIC, 2.00%, 02/15/40	1,082	1,101
Series 2017-M1-SC02, REMIC, 3.85%, 05/25/47 (a)	184	184
Series 2018-M1-DNA3, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 09/25/48 (a)	4	4
Series 2018-M2AS-DNA3, REMIC, 0.99%, (1 Month USD LIBOR + 0.90%), 09/25/48 (a)	3,460	3,453
Series 2020-M1-DNA2, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 02/25/50 (a)	249	249
Series 2020-M1-DNA5, REMIC, 1.31%, (SOFR + 1.30%), 10/25/50 (a)	363	363
Series 2020-M1-HQA5, REMIC, 1.12%, (SOFR + 1.10%), 11/25/50 (a)	674	674
Series 2020-M1-DNA6, REMIC, 0.92%, (SOFR + 0.90%), 12/27/50 (a)	604	604
Series 2021-M1-DNA1, REMIC, 0.67%, (SOFR + 0.65%), 01/25/51 (a)	974	974

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Federal National Mortgage Association, Inc.
Series 2017-2ED3-C02, 1.44%, (1 Month USD LIBOR + 1.35%), 09/25/29 (a)	1,153	1,157
Series 2017-2ED2-C04, REMIC, 1.19%, (1 Month USD LIBOR + 1.10%), 11/26/29 (a)	1,043	1,019
Series 2017-1ED3-C05, REMIC, 1.29%, (1 Month USD LIBOR + 1.20%), 01/25/30 (a)	1,053	1,036
Series 2018-1ED2-C01, REMIC, 0.94%, (1 Month USD LIBOR + 0.85%), 07/25/30 (a)	1,634	1,609
Series 2018-PC-44, REMIC, 4.00%, 06/25/44	449	452
Freddie Mac STACR REMIC Trust 2020-HQA2
Series 2020-M1-HQA2, REMIC, 1.19%, (1 Month USD LIBOR + 1.10%), 03/25/50 (a)	262	262
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M2-HRP2, REMIC, 1.34%, (1 Month USD LIBOR + 1.25%), 02/25/47 (a)	1,149	1,150
Series 2018-M1-HQA2, REMIC, 0.84%, (1 Month USD LIBOR + 0.75%), 10/26/48 (a)	207	207
Series 2019-M2-HRP1, REMIC, 1.49%, (1 Month USD LIBOR + 1.40%), 02/25/49 (a)	1,446	1,453
		30,988
Municipal 0.8%
Chicago Transit Authority
1.71%, 12/01/22	85	86
1.84%, 12/01/23	80	82
2.06%, 12/01/24	235	242
Connecticut, State of
2.00%, 07/01/23	225	232
2.00%, 07/01/24	570	593
2.10%, 07/01/25	380	398
Dallas/Fort Worth International Airport
1.33%, 11/01/25	495	500
Florida Department of Management Services
1.26%, 07/01/25	3,310	3,342
Houston, City of
0.88%, 07/01/22	175	176
1.05%, 07/01/23	295	298
1.27%, 07/01/24	980	995
Illinois, State of
2.25%, 10/01/22	4,095	4,130
Long Island Power Authority
0.76%, 03/01/23	725	728
The Port Authority of New York and New Jersey
1.09%, 07/01/23	2,720	2,755
		14,557
Total Government And Agency Obligations (cost $340,227)		341,768
SHORT TERM INVESTMENTS 2.2%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.01% (j) (k)	720	720
T. Rowe Price Government Reserve Fund, 0.03% (j) (k)	17,614	17,614
		18,334
Commercial Paper 0.8%
AT&T Inc.
0.41%, 12/14/21 (l)	6,045	6,039
Jabil Inc.
0.56%, 07/19/21 (l)	4,925	4,924
0.53%, 08/09/21 (l)	3,308	3,306
		14,269
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (j) (k)	5,203	5,203
Total Short Term Investments (cost $37,801)		37,806
Total Investments 101.2% (cost $1,747,972)		1,770,351
Other Derivative Instruments (0.0)%		(108)
Other Assets and Liabilities, Net (1.2)%		(20,038)
Total Net Assets 100.0%		1,750,205

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $279,100 and 15.9% of the Fund.

(c)  Convertible security.

(d)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(f) All or a portion of the security was on loan as of June 30, 2021.

(g)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(h)  All or a portion of the security is pledged or segregated as collateral.

(i)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2021, the total payable for investments purchased on a delayed delivery basis was $9,159.

(j)  Investment in affiliate.

(k)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

(l)  The coupon rate represents the yield to maturity.

Summary of Investments by Country^	Total Long Term Investments
United States of America	76.5%
Cayman Islands	5.2
United Kingdom	4.3
Ireland	1.5
Canada	1.5
Netherlands	1.3
Italy	1.1
Virgin Islands (British)	1.0
Switzerland	0.9
France	0.8
Japan	0.8
Germany	0.7
South Korea	0.6
Denmark	0.6
Sweden	0.5
Hong Kong	0.4
Norway	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Summary of Investments by Country^	Total Long Term Investments
Australia	0.3
Saudi Arabia	0.2
Spain	0.2
Singapore	0.2
Mexico	0.2
India	0.2
Malaysia	0.2
Israel	0.2
Peru	0.1
Chile	0.1
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	10/11/19	3,674	3,745	0.2
China Mengniu Dairy Company Limited, 1.88%, 06/17/25	06/10/20	3,794	3,822	0.2
Consorcio Transmantaro S.A., 4.38%, 05/07/23	08/14/20	2,079	2,087	0.1
Eastern Creation II Investment Holdings Ltd., 1.00%, 09/10/23	09/02/20	3,112	3,117	0.2
Guangzhou Metro Investment Finance Ltd, 1.51%, 09/17/25	02/19/21	3,631	3,609	0.2
Hero Asia Investment Limited, 1.50%, 11/18/23	11/10/20	4,489	4,500	0.3
HPHT Finance (17) Limited, 2.75%, 09/11/22	05/08/20	4,346	4,381	0.2
LG Chem, Ltd., 3.25%, 10/15/24	01/07/21	3,654	3,651	0.2
Mizuho Financial Group (Cayman) Limited, 4.20%, 07/18/22	04/08/21	4,226	4,243	0.2
PCCW-HKT Capital No. 2 Limited, 3.63%, 04/02/25	10/27/20	4,393	4,388	0.3
Picasso Finance Sub, Inc., 2.25%, 06/16/25	06/09/20	2,761	2,786	0.2
Prosperous Ray Limited, 4.63%, 11/12/23	10/16/20	3,232	3,228	0.2
QNB Finance Ltd, 3.50%, 03/28/24	11/17/20	2,858	2,875	0.2
QNB Finance Ltd, 2.63%, 05/12/25	12/09/20	1,570	1,567	0.1
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	3,638	3,703	0.2
SinoSing Power Pte. Ltd., 2.25%, 02/20/25	02/12/20	4,104	4,160	0.2
Tenaga Nasional Berhad, 7.50%, 11/01/25	01/04/21	3,489	3,456	0.2
		59,050	59,318	3.4

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,163	October 2021	256,585	26	(352)

Short Contracts
United States 10 Year Note	(373)	September 2021	(49,136)	(99)	(286)
United States 5 Year Note	(570)	October 2021	(70,457)	(35)	101
				(134)	(185)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	884,923	—	884,923
Non-U.S. Government Agency Asset-Backed Securities	—	505,854	—	505,854
Government And Agency Obligations	—	341,768	—	341,768
Short Term Investments	23,537	14,269	—	37,806
	23,537	1,746,814	—	1,770,351
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	101	—	—	101
	101	—	—	101
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(638)	—	—	(638)
	(638)	—	—	(638)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 86.6%
Energy 18.1%
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	2,875	2,999
8.25%, 12/31/28 (a)	3,635	3,999
5.88%, 06/30/29 (a)	4,325	4,326
Cheniere Energy, Inc.
4.50%, 10/01/29	6,065	6,520
CNX Resources Corporation
7.25%, 03/14/27 (a)	6,400	6,862
6.00%, 01/15/29 (a)	2,920	3,157
Comstock Resources, Inc.
6.75%, 03/01/29 (a)	6,585	7,014
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	6,740	7,331
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (a)	5,079	4,738
10.50%, 05/15/27 (a)	3,310	3,281
NGL Energy Operating LLC
7.50%, 02/01/26 (a)	6,795	7,136
NGL Energy Partners LP
7.50%, 11/01/23	2,915	2,872
Occidental Petroleum Corporation
8.50%, 07/15/27	2,780	3,498
6.38%, 09/01/28	3,123	3,635
6.63%, 09/01/30	1,675	2,015
6.13%, 01/01/31	2,285	2,687
6.45%, 09/15/36	1,555	1,858
PDC Energy, Inc.
5.75%, 05/15/26	6,195	6,473
PDV America, Inc.
9.25%, 08/01/24 (a)	6,840	6,978
SM Energy Company
5.63%, 06/01/25	5,045	4,995
6.63%, 01/15/27 (b)	2,290	2,352
Tallgrass Energy Partners, LP
6.00%, 03/01/27 (a)	5,275	5,433
6.00%, 12/31/30 (a)	3,030	3,157
Targa Resource Corporation
6.50%, 07/15/27	2,000	2,176
5.50%, 03/01/30	9,000	9,894
Transocean Pontus Limited
6.13%, 08/01/25 (a)	3,730	3,766
Transocean Proteus Limited
6.25%, 12/01/24 (a)	3,718	3,754
Western Midstream Operating, LP
4.65%, 07/01/26	4,540	4,852
4.75%, 08/15/28	3,140	3,411
		131,169
Communication Services 15.4%
Audacy Capital Corp.
6.75%, 03/31/29 (a)	4,035	4,194
Avaya, Inc.
6.13%, 09/15/28 (a)	5,830	6,240
Clear Channel International B.V.
6.63%, 08/01/25 (a)	2,745	2,874
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	6,820	7,144
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	6,375	6,848
CSC Holdings, LLC
4.13%, 12/01/30 (a)	6,665	6,643
DKT Finance ApS
9.38%, 06/17/23 (a)	5,462	5,594
Frontier Communications Holdings, LLC
5.88%, 11/01/29	3,690	3,759
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (a)	725	771
iHeartCommunications, Inc.
8.38%, 05/01/27	9,155	9,822
Ion Trading Technologies S.à r.l.
5.75%, 05/15/28 (a)	5,795	6,020
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	3,030	3,265
Level 3 Financing, Inc.
4.25%, 07/01/28 (a)	1,750	1,776
3.63%, 01/15/29 (a)	7,480	7,227
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	6,570	6,986
Outfront Media Capital Corporation
4.25%, 01/15/29 (a)	6,990	7,028
Sinclair Television Group, Inc.
4.13%, 12/01/30 (a)	6,970	6,855
Telesat Canada
6.50%, 10/15/27 (a)	9,417	8,972
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	2,080	2,246
Urban One, Inc.
7.38%, 02/01/28 (a)	6,695	7,232
		111,496
Consumer Discretionary 14.8%
Adtalem Global Education Inc.
5.50%, 03/01/28 (a)	5,930	6,034
Aston Martin Capital Holdings Limited
10.50%, 11/30/25 (a)	5,887	6,556
Carnival Corporation
5.75%, 03/01/27 (a)	6,925	7,285
Core & Main LP
8.63%, 09/15/24 (a) (c)	5,360	5,475
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (a)	5,068	5,133
IRB Holding Corp.
6.75%, 02/15/26 (a)	6,530	6,764
LSF9 Atlantis
7.75%, 02/15/26 (a)	6,890	7,131
Macys Retail Holdings
5.88%, 04/01/29 (a) (b)	2,320	2,494
Magic Mergeco, Inc.
7.88%, 05/01/29 (a)	6,945	7,156
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (a)	6,985	6,968
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	6,995	7,467
Seaworld Entertainment, Inc.
9.50%, 08/01/25 (a)	6,545	7,043
Staples, Inc.
10.75%, 04/15/27 (a)	3,455	3,524
Studio City Finance Limited
5.00%, 01/15/29 (a)	6,860	6,915
Tenneco Inc.
5.00%, 07/15/26 (b)	6,935	6,900
Wheel Pros, Inc.
6.50%, 05/15/29 (a)	7,065	7,144
White Cap Parent, LLC
8.25%, 03/15/26 (a) (c)	6,995	7,237
		107,226
Financials 8.9%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	3,035	3,367
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (a)	10,060	9,507
AssuredPartners, Inc.
7.00%, 08/15/25 (a)	6,535	6,672
EG Global Finance PLC
6.75%, 02/07/25 (a)	5,400	5,528
Ford Motor Credit Company LLC
3.82%, 11/02/27	2,632	2,746
5.11%, 05/03/29	6,295	7,067
4.00%, 11/13/30	4,140	4,343
The PRA Group, Inc.
7.38%, 09/01/25 (a)	3,781	4,075
USA Compression Finance Corp.
6.88%, 09/01/27	5,300	5,663

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (a)	14,493	15,793
		64,761
Industrials 8.2%
American Airlines, Inc.
11.75%, 07/15/25 (a)	2,630	3,300
ARD Finance S.A.
6.50%, 06/30/27 (a) (c)	5,625	5,902
Bombardier Inc.
6.00%, 10/15/22 (a)	6,350	6,359
Deluxe Corporation
8.00%, 06/01/29 (a)	5,835	6,331
Granite US Holdings Corporation
11.00%, 10/01/27 (a)	6,575	7,324
H&E Equipment Services, Inc.
3.88%, 12/15/28 (a)	5,275	5,186
Rolls-Royce Plc
5.75%, 10/15/27 (a)	6,395	7,018
Spirit AeroSystems, Inc.
4.60%, 06/15/28	6,995	6,881
Tutor Perini Corporation
6.88%, 05/01/25 (a) (b)	5,435	5,623
United Airlines Holdings, Inc.
4.88%, 01/15/25 (b)	4,945	5,142
		59,066
Materials 6.1%
Allegheny Technologies Incorporated
7.88%, 08/15/23 (d) (e)	5,618	6,184
CVR Partners, LP
9.25%, 06/15/23 (a)	912	914
6.13%, 06/15/28 (a)	6,480	6,641
GrafTech Finance Inc.
4.63%, 12/15/28 (a)	6,465	6,649
IAMGOLD Corporation
5.75%, 10/15/28 (a)	6,760	7,034
Polar US Borrower, LLC
6.75%, 05/15/26 (a)	5,645	5,653
Scih Salt Holdings Inc.
6.63%, 05/01/29 (a) (b)	7,215	7,232
Warrior Met Coal, Inc.
8.00%, 11/01/24 (a)	4,090	4,152
		44,459
Consumer Staples 5.7%
Coty Inc.
6.50%, 04/15/26 (a)	10,436	10,567
Rite Aid Corporation
7.50%, 07/01/25 (a)	8,840	8,971
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	14,157	14,380
Triton Water Holdings Incorporated
6.25%, 04/01/29 (a)	7,240	7,290
		41,208
Health Care 4.2%
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (a)	6,665	6,986
DaVita Inc.
3.75%, 02/15/31 (a)	6,895	6,620
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (a)	6,335	6,412
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (a)	3,210	3,510
Tenet Healthcare Corporation
6.13%, 10/01/28 (a)	4,585	4,879
6.88%, 11/15/31	2,023	2,297
		30,704
Information Technology 3.0%
NCR Corporation
5.75%, 09/01/27 (a)	3,595	3,789
5.00%, 10/01/28 (a)	850	878
5.13%, 04/15/29 (a)	2,155	2,223
Veritas USA Inc.
10.50%, 02/01/24 (a)	3,633	3,728
7.50%, 09/01/25 (a)	5,675	5,907
ViaSat, Inc.
6.50%, 07/15/28 (a)	4,625	4,932
		21,457
Real Estate 2.2%
Brookfield Property REIT Inc.
5.75%, 05/15/26 (a)	5,090	5,348
Service Properties Trust
4.95%, 02/15/27	2,815	2,801
3.95%, 01/15/28	8,356	7,882
		16,031
Total Corporate Bonds And Notes (cost $601,740)		627,577
SENIOR FLOATING RATE INSTRUMENTS 8.4%
Consumer Discretionary 5.6%
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.59%, (1 Month USD LIBOR + 4.50%), 06/19/25 (f)	6,925	6,942
KNS Acquisition Corp.
Term Loan, 0.00%, (3 Month USD LIBOR + 6.25%), 04/16/27 (f) (g)	1,795	1,788
Term Loan, 7.00%, (3 Month USD LIBOR + 6.25%), 04/16/27 (f)	5,385	5,365
PetSmart, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/31/24 (f)	6,820	6,822
Rent-A-Center, Inc.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 02/04/28 (f)	6,943	6,943
Staples, Inc.
7 Year Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 04/05/26 (f) (g)	2,443	2,377
7 Year Term Loan, 5.18%, (3 Month USD LIBOR + 5.00%), 04/05/26 (f)	4,887	4,755
The Enterprise Development Authority
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (f)	5,382	5,395
		40,387
Industrials 1.9%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (f)	6,735	7,016
Tutor Perini Corporation
Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 08/13/27 (f)	6,746	6,814
		13,830
Consumer Staples 0.9%
Journey Personal Care Corp.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (f)	6,850	6,863
PFS Holding Corporation
2nd Lien Term Loan, 0.00%, 01/31/22 (h) (i)	751	45
		6,908
Total Senior Floating Rate Instruments (cost $61,376)		61,125
PREFERRED STOCKS 1.1%
Energy 0.6%
Crestwood Equity Partners LP, 9.25% (j)	460	4,319
Financials 0.5%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (h)	143	3,219
Total Preferred Stocks (cost $5,870)		7,538
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (h) (k)	5	5
Total Common Stocks (cost $16)		5
WARRANTS 0.0%
Ascent Resources - Marcellus, LLC - 2nd Lien A (h) (k)	34	3
Ascent Resources - Marcellus, LLC - 2nd Lien B (h) (k)	27	1
Total Warrants (cost $8)		4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 5.8%
Securities Lending Collateral 3.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (l) (m)	22,036	22,036
Investment Companies 2.7%
JNL Government Money Market Fund - Institutional Class, 0.01% (l) (m)	2,325	2,325
T. Rowe Price Government Reserve Fund, 0.03% (l) (m)	17,456	17,456
		19,781
Total Short Term Investments (cost $41,817)		41,817
Total Investments 101.9% (cost $710,827)		738,066
Other Assets and Liabilities, Net (1.9)%		(13,685)
Total Net Assets 100.0%		724,381

(a)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $498,852 and 68.9% of the Fund.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(e)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g)  This senior floating rate interest will settle after June 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(h) Non-income producing security.

(i)  As of June 30, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j)  Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) Investment in affiliate.

(m)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	627,577	—	627,577
Senior Floating Rate Instruments	—	61,125	—	61,125
Preferred Stocks	7,538	—	—	7,538
Common Stocks	—	—	5	5
Warrants	—	—	4	4
Short Term Investments	41,817	—	—	41,817
	49,355	688,702	9	738,066

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 98.9%
Financials 20.4%
American International Group Inc.	2,292	109,124
Bank of America Corp.	4,044	166,732
Chubb Limited	214	34,082
Citigroup Inc.	204	14,447
Equitable Holdings, Inc.	1,810	55,131
JPMorgan Chase & Co.	320	49,744
Loews Corp.	112	6,125
Marsh & McLennan Companies, Inc.	165	23,210
MetLife, Inc.	1,113	66,638
Morgan Stanley	2,176	199,518
The Charles Schwab Corporation	1,446	105,313
The Goldman Sachs Group, Inc.	150	56,840
The Hartford Financial Services Group, Inc.	706	43,749
The PNC Financial Services Group, Inc.	47	8,933
The Travelers Companies, Inc.	151	22,546
Wells Fargo & Company	3,037	137,530
		1,099,662
Health Care 14.9%
Abbott Laboratories	311	36,074
AbbVie Inc.	267	30,077
Agilent Technologies, Inc.	373	55,158
Anthem Inc.	149	56,743
AstraZeneca PLC - ADR (a) (b)	562	33,664
Bausch Health Companies Inc. (a)	571	16,736
Becton, Dickinson and Company	20	4,810
Centene Corporation (a)	331	24,147
Cigna Holding Company	19	4,472
Danaher Corporation	403	108,070
Elanco Animal Health (a)	1,159	40,209
Eli Lilly & Co.	292	67,029
HCA Healthcare, Inc.	282	58,283
Medtronic Public Limited Company	553	68,697
Stryker Corporation	131	33,982
Teleflex Incorporated	39	15,616
Thermo Fisher Scientific Inc.	194	97,878
UnitedHealth Group Incorporated	117	47,056
Zimmer Biomet Holdings, Inc.	33	5,307
		804,008
Information Technology 14.9%
Analog Devices, Inc. (a)	321	55,287
Apple Inc. (a)	61	8,300
Applied Materials Inc. (a)	913	129,977
ASML Holding - ADR (a)	53	36,770
Broadcom Inc. (a)	122	57,983
Citrix Systems Inc. (a)	104	12,227
Fiserv, Inc. (a)	297	31,805
KLA-Tencor Corp. (a)	107	34,640
Microchip Technology Incorporated (a)	125	18,746
Microsoft Corporation (a)	852	230,763
NXP Semiconductors N.V.	256	52,758
Qualcomm Incorporated (a)	289	41,306
Salesforce.Com, Inc. (a)	88	21,496
Texas Instruments Incorporated (a)	100	19,229
Visa Inc. - Class A	203	47,446
		798,733
Industrials 13.0%
Caterpillar Inc.	322	70,089
CSX Corp. (a)	586	18,791
Deere & Company	57	20,018
FedEx Corporation	137	40,789
Fortive Corporation	198	13,808
General Electric Company	13,759	185,204
Honeywell International Inc. (a)	281	61,682
Hubbell Inc.	172	32,242
Jacobs Engineering Group Inc.	399	53,178
Norfolk Southern Corporation	233	61,895
Republic Services Inc.	3	294
Schneider Electric SE (a)	91	14,265
Siemens AG - Class N	149	23,680
Southwest Airlines Co. (a)	360	19,102
Union Pacific Corporation	69	15,192
United Parcel Service Inc. - Class B	262	54,407
United Rentals Inc. (a)	47	15,056
		699,692
Communication Services 10.0%
Alphabet Inc. - Class C (a)	144	360,171
Charter Communications, Inc. - Class A (a)	9	6,349
Comcast Corporation - Class A (a)	444	25,340
Facebook, Inc. - Class A (a)	23	7,858
T-Mobile USA, Inc. (a)	461	66,729
Walt Disney Co.	408	71,682
		538,129
Materials 8.9%
Avery Dennison Corp.	98	20,702
Eastman Chemical Co.	87	10,141
International Flavors & Fragrances Inc.	145	21,654
International Paper Company	1,593	97,643
Linde Public Limited Company	303	87,638
Martin Marietta Materials Inc.	29	10,074
Packaging Corporation of America	389	52,641
PPG Industries, Inc.	261	44,313
Sherwin-Williams Co.	89	24,330
Vulcan Materials Co.	25	4,337
Westrock Company, Inc.	1,935	102,991
		476,464
Consumer Discretionary 6.9%
AutoZone Inc. (a)	12	18,503
Dollar Tree Inc. (a)	70	6,925
General Motors Company (a)	634	37,512
Hilton Worldwide Holdings Inc. (a)	320	38,594
Lowe`s Companies, Inc.	35	6,789
Marriott International, Inc. - Class A (a)	236	32,256
McDonald's Corporation	56	12,952
MGM Resorts International	293	12,505
Ross Stores Inc. (a)	33	4,040
Starbucks Corporation (a)	419	46,901
The Home Depot, Inc.	121	38,456
TJX Cos. Inc.	566	38,147
Vail Resorts, Inc. (a)	23	7,447
Yum! Brands, Inc.	598	68,803
		369,830
Real Estate 4.4%
Alexandria Real Estate Equities Inc.	61	11,030
Camden Property Trust	229	30,361
Equinix, Inc.	43	34,512
Equity Lifestyle Properties, Inc.	142	10,539
ProLogis Inc.	848	101,332
Welltower Inc.	586	48,663
Weyerhaeuser Company	85	2,917
		239,354
Utilities 4.3%
Ameren Corporation	36	2,882
CMS Energy Corp.	39	2,313
Dominion Energy, Inc.	189	13,932
Evergy, Inc.	180	10,902
NextEra Energy, Inc.	622	45,550
Public Service Enterprise Group Inc.	224	13,357
Sempra Energy	662	87,704
The AES Corporation	471	12,290
The Southern Company	580	35,101
WEC Energy Group Inc.	55	4,882
		228,913
Energy 0.7%
Devon Energy Corporation	1,293	37,745
Consumer Staples 0.5%
Walmart Inc.	195	27,555
Total Common Stocks (cost $4,195,459)		5,320,085
PREFERRED STOCKS 0.3%
Utilities 0.3%
The AES Corporation, 6.88%, 02/15/24 (b) (c)	110	11,838

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
The Southern Company, 6.75%, 08/01/22 (c)	124	6,294
Total Preferred Stocks (cost $17,310)		18,132
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 0.01% (d) (e)	2,932	2,932
T. Rowe Price Government Reserve Fund, 0.03% (d) (e)	32,731	32,731
		35,663
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (d) (e)	25,855	25,855
Total Short Term Investments (cost $61,518)		61,518
Total Investments 100.4% (cost $4,274,287)		5,399,735
Other Assets and Liabilities, Net (0.4)%		(22,124)
Total Net Assets 100.0%		5,377,611

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Convertible security.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	5,282,140	37,945	—	5,320,085
Preferred Stocks	18,132	—	—	18,132
Short Term Investments	61,518	—	—	61,518
	5,361,790	37,945	—	5,399,735

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 98.6%
United States of America 13.6%
EPAM Systems, Inc. (a)	105	53,408
Lululemon Athletica Inc. (a)	176	64,232
Mettler-Toledo International Inc. (a)	44	61,678
ResMed Inc.	335	82,546
Steris Limited	247	50,903
		312,767
Switzerland 10.9%
Alcon AG	814	57,135
Lonza Group AG	88	62,205
Nestle SA - Class N	470	58,540
Sika AG	219	71,860
		249,740
China 7.9%
Shenzhou International Group Holdings Limited	2,141	53,997
Tencent Holdings Limited	768	57,930
Wuxi Biologics Cayman Inc (a) (b)	3,812	69,824
		181,751
Canada 7.5%
Canadian Pacific Railway Limited (a) (c)	1,175	90,336
Shopify Inc. - Class A (a)	56	81,827
		172,163
France 6.5%
LVMH Moet Hennessy Louis Vuitton SE	131	102,795
Pernod-Ricard SA	212	46,990
		149,785
Netherlands 5.9%
Adyen B.V. (a) (b)	21	51,113
ASML Holding - ADR (a)	120	83,200
		134,313
Japan 5.3%
Keyence Corp.	123	62,029
Lasertec Corporation	305	59,122
		121,151
United Kingdom 4.7%
AON Public Limited Company - Class A	168	40,165
Experian PLC	1,784	68,728
		108,893
Sweden 4.7%
Atlas Copco Aktiebolag - Class A	970	59,442
Evolution Gaming Group AB (publ) (b)	302	47,813
		107,255
Ireland 4.2%
Accenture Public Limited Company - Class A	225	66,192
Icon Public Limited Company (a) (c)	146	30,192
		96,384
Taiwan 4.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	797	95,830
Denmark 3.9%
DSV Panalpina A/S	381	89,036
Hong Kong 3.4%
AIA Group Limited	6,347	79,056
Australia 3.4%
CSL Ltd.	365	78,260
Argentina 3.1%
MercadoLibre S.R.L (a)	45	70,135
India 2.7%
HDFC Bank Limited - ADR	861	62,968
Italy 2.6%
Ferrari N.V.	292	60,407
Spain 2.3%
Amadeus IT Group SA (b)	737	51,857
Brazil 1.8%
Magazine Luiza S.A.	9,493	40,308
Total Common Stocks (cost $1,291,556)		2,262,059
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 0.01% (d) (e)	31,600	31,600
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (d) (e)	9,356	9,356
Total Short Term Investments (cost $40,956)		40,956
Total Investments 100.4% (cost $1,332,512)		2,303,015
Other Assets and Liabilities, Net (0.4)%		(8,373)
Total Net Assets 100.0%		2,294,642

(a)  Non-income producing security.

(b)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c)  All or a portion of the security was on loan as of June 30, 2021.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/WCM Focused International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	09/16/20	37,412	51,113	2.2
Amadeus IT Group SA	06/06/18	55,708	51,857	2.3
Evolution Gaming Group AB (publ)	03/18/21	46,754	47,813	2.1
Wuxi Biologics Cayman Inc	11/12/20	39,311	69,824	3.0
		179,185	220,607	9.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United States of America	312,767	—	—	312,767
Switzerland	—	249,740	—	249,740
China	—	181,751	—	181,751
Canada	172,163	—	—	172,163
France	—	149,785	—	149,785

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund (continued)
Netherlands	83,200	51,113	—	134,313
Japan	—	121,151	—	121,151
United Kingdom	40,165	68,728	—	108,893
Sweden	—	107,255	—	107,255
Ireland	96,384	—	—	96,384
Taiwan	95,830	—	—	95,830
Denmark	—	89,036	—	89,036
Hong Kong	—	79,056	—	79,056
Australia	—	78,260	—	78,260
Argentina	70,135	—	—	70,135
India	62,968	—	—	62,968
Italy	—	60,407	—	60,407
Spain	—	51,857	—	51,857
Brazil	40,308	—	—	40,308
Short Term Investments	40,956	—	—	40,956
	1,014,876	1,288,139	—	2,303,015

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 56.3%
Financials 42.3%
26 Capital Acquisition Corp. (a)	23	231
890 5th Avenue Partners, Inc. (a)	20	205
Accelerate Acquisition Corp. - Class A (a)	25	242
ACE Convergence Acquisition Corp. - Class A (a) (b)	55	547
Ajax I - Class A (a) (b)	69	691
Altimar Acquisition Corp. II (a)	9	85
Altimar Acquisition Corp. III (a)	5	53
Altitude Acquisition Corp. - Class A (a)	14	135
Anzu Special Acquisition Corp I (a)	25	251
Apollo Strategic Growth Capital - Class A (a)	26	256
Archimedes Tech Spac Partners Co. (a)	25	247
Ares Acquisition Corp. (a) (b)	48	477
Arrowroot Acquisition Corp. - Class A (a)	21	205
Ascendant Digital Acquisition Corp. (a) (c)	11	105
Ascendant Digital Acquisition Corp. - Class A (a)	45	452
Atlas Crest Investment Corp. II (a)	23	236
Aurora Acquisition Corp. (a)	9	95
Austerlitz Acquisition Corp I (a)	25	259
Austerlitz Acquisition Corp II (a)	25	252
Authentic Equity Acquisition Corp. (a)	22	222
Avanti Acquisition Corp. - Class A (a) (b)	81	791
Blueriver Acquisition Corp. (a)	11	111
Bright Lights Acquisition Corp. (a) (b)	91	919
Bright Lights Acquisition Corp. - Class A (a)	11	105
Builder Acquisition Corp. (a)	4	37
Burgundy Technology Acquisition Corporation (a)	13	135
Burgundy Technology Acquisition Corporation - Class A (a)	35	347
CA Healthcare Acquisition Corp. (a)	12	123
Carney Technology Acquisition Corp. II (a)	13	131
CF Acquisition Corp. IV - Class A (a) (b)	37	361
CF Acquisition Corp. VI (a)	12	125
CF Acquisition Corp. VIII (a)	25	253
CHP Merger Corp. - Class A (a) (b)	61	606
Class Acceleration Corp. (a)	23	232
Climate Real Impact Solutions II Acquisition Corporation (a)	12	120
Cohn Robbins Holdings Corp. - Class A (a) (b)	68	671
Colicity Inc. (a)	24	245
Colonnade Acquisition Corp. II (a)	25	247
Compute Health Acquisition Corp. (a)	24	249
Concord Acquisition Corp. - Class A (a) (b)	49	482
CONX Corp. - Class A (a) (b)	117	1,156
Corner Growth Acquisition Corp. (a)	12	122
COVA Acquisition Corp. (a)	24	246
D And Z Media Acquisition Corp. (a)	7	69
D8 Holdings Corp. - Class A (a)	7	67
Decarbonization Plus Acquisition Corporation II (a)	12	125
Deep Lake Capital Acquisition Corp. - Class A (a) (b)	54	521
Delwinds Insurance Acquisition Corp. (a)	23	232
DFP Healthcare Acquisitions Corp. - Class A (a) (b)	56	559
Diamondhead Holdings Corp. (a)	12	119
Dragoneer Growth Opportunities Corp. III - Class A (a)	6	58
E.Merge Technology Acquisition Corp. - Class A (a) (b)	48	468
Elliott Opportunity II Corp. (a)	2	25
Equity Distribution Acquisition Corp. - Class A (a) (b)	86	852
ESM Acquisition Corporation (a)	25	248
Far Peak Acquisition Corp. (a) (b)	57	593
Far Peak Acquisition Corp. - Class A (a)	25	245
Finserv Acquisition Corp. II (a)	12	124
Fintech Acquisition Corp. VI (a)	6	63
FinTech Evolution Acquisition Group (a)	16	162
FirstMark Horizon Acquisition Corp. (a)	12	130
Fortistar Sustainable Solutions Corp. (a)	21	212
Fortress Capital Acquisition Corp - Class A (a) (b)	56	548
Fortress Value Acquisition Corp. IV (a)	7	72
Frazier Lifesciences Acquisition Corp. (a)	20	201
FTAC Athena Acquisition Corp. (a)	29	294
FTAC Hera Acquisition Corp. (a)	16	164
Fusion Acquisition Corp. - Class A (a) (b)	92	912
Fusion Acquisition Corp. II (a)	7	68
G Squared Ascend I Inc. (a)	29	296
G Squared Ascend II, Inc. (a)	4	44
Genworth Financial, Inc. - Class A (a)	15	59
Gigcapital4, Inc. (a)	12	126
Goal Acquisitions Corp. (a) (b)	119	1,144
Golden Falcon Acquisition Corp. - Class A (a) (b)	58	563
Gores Holdings V, Inc. (a)	32	326
Graf Acquisition Corp. IV (a)	7	69
GS Acquisition Holdings Corp II - Class A (a) (b)	67	697
Haymaker Acquisition Corp. III (a)	13	127
Healthcare Services Acquisition Corporation - Class A (a) (b)	58	561
Hennessy Capital Acquisition Corp. V (a)	20	212
HH&L Acquisition Co. (a)	12	121
HPX Corp. - Class A (a)	34	340
Hudson Executive Investment Corp. II (a)	23	229
Independence Holdings Corp. (a)	25	247
INSU Acquisition Corp III (a)	27	273
Interprivate II Acquisition Corp. (a)	25	244
Interprivate III Financial Partners Inc. (a)	25	245
Interprivate IV Infratech Partners Inc. (a)	25	244
Isleworth Healthcare Acquisition Corp. (a)	8	75
Jack Creek Investment Corp. (a)	23	236
Jaws Mustang Acquisition Corp. (a)	11	109
JAWS Spitfire Acquisition Corp (a)	9	97
Kairos Acquisition Corp. (a) (b)	57	574
Kensington Capital Acquisition Corp. II (a)	39	410
Khosla Ventures Acquisition Co. - Class A (a)	6	59
KL Acquisition Corp. - Class A (a) (b)	70	681
Kludein I Acquisition Corp. (a)	20	202
Landcadia Holdings III, Inc. - Class A (a)	25	310
Lerer Hippeau Acquisition Corp. - Class A (a)	25	241
LGL Systems Acquisition Corp. - Class A (a) (b)	88	874
Liberty Media Acquisition Corporation (a)	1	13
Live Oak Acquisition Corp. II Pipe (a) (c)	5	51
Longview Acquisition Corp. II (a)	19	194
Marlin Technology Corp. - Class A (a) (b)	77	741
Marquee Raine Acquisition Corp. (a) (b)	59	601
Mason Industrial Technology, Inc. (a)	23	235
Medicus Sciences Acquisition Corp. - Class A (a)	6	58
Merida Merger Corp. I (a) (b)	123	1,221
Montes Archimedes Acquisition Corp. - Class A (a) (b)	60	594
Motive Capital Corp - Class A (a)	23	228
Music Acquisition Corp. (a)	24	246
Nebula Caravel Acquisition Corp. - Class A (a)	25	248
New Vista Acquisition Corp (a) (b)	60	597
Newbury Street Acquisition Corporation (a)	25	249
NextGen Acquisition Corp - Class A (a)	13	134
NextGen Acquisition Corp. II (a)	25	275
Noble Rock Acquisition Corp. (a) (b)	42	418
Noble Rock Acquisition Corp. - Class A (a)	9	85
North Atlantic Acquisition Corp (a)	24	245
Northern Genesis Acquisition Corp. II (a)	26	273
Northern Star Investment Corp. II - Class A (a)	48	480
Novus Capital Corporation II (a)	12	122
Omega Alpha SPAC - Class A (a) (b)	50	498
Osprey Technology Acquisition Corp. - Class A (a)	18	182
Pathfinder Acquisition Corp. (a)	24	242
Peridot Acquisition Corp. II (a)	21	206
Pershing Square Tontine Holdings, Ltd. - Class A (a)	6	142
Pioneer Merger Corp. - Class A (a)	24	235
Pivotal Investment Corporation III (a)	23	234
Plum Acquisition Corp. I (a)	25	249
Pontem Corp - Class A (a) (b)	66	638
Power & Digital Infrastructure Acquisition Corp. (a)	12	121
Prime Impact Acquisition I (a)	7	70
Prime Impact Acquisition I - Class A (a) (b)	55	534
Priveterra Acquisition Corp. (a)	25	246

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Progressive Acquisition Corporation (a)	3	27
Property Solutions Acquisition Corp. II (a)	12	123
Prospector Capital Corp. - Class A (a)	54	528
Queen's Gambit Growth Capital (a)	7	71
Redball Acquisition Corp. - Class A (a)	18	175
Reinvent Technology Partners Y (a)	37	370
RMG Acquisition Corp. III - Class A (a)	46	448
Rocket Internet Growth Opportunities Corp. (a)	25	251
Roman DBDR Tech Acquisition Corp. - Class A (a)	25	252
Ross Acquisition Corp. II (a)	22	215
ScION Tech Growth I - Class A (a) (b)	114	1,111
ScION Tech Growth II (a)	24	246
SCVX Corp. - Class A (a)	39	385
Senior Connect Acquisition Corp. I - Class A (a)	23	227
Shelter Acquisition Corporation I (a)	17	170
Simon Property Group Acquisition Holdings, Inc. (a)	24	245
Soaring Eagle Acquisition Corp. (a)	25	265
Sports Entertainment Acquisition Corp. (a)	13	146
Starboard Value Acquisition Corp. - Class A (a) (b)	41	409
Supernova Partners Acquisition Company III, Ltd. - Class A (a)	38	368
Sustainable Development Acquisition I Corp. (a)	22	224
Syncora Holdings Ltd. (a)	306	77
Tailwind Acquisition Corp. - Class A (a) (b)	36	362
The Hartford Financial Services Group, Inc. (d)	16	993
Thimble Point Acquisition Corp. (a)	48	493
Thunder Bridge Capital Partners III, Inc. - Class A (a)	48	464
Tishman Speyer Innovation Corp. II - Class A (a)	47	468
TPG Pace Tech Opportunities Corp. - Class A (a)	65	642
Trebia Acquisition Corp. - Class A (a)	67	660
Tribe Capital Growth Corp I (a)	22	222
Tuscan Holdings Corp. (a) (c)	20	200
TWC Tech Holdings II Corp. (a) (b)	88	870
Twelve Seas Investment Company II (a)	5	49
TZP Strategies Acquisition Corp. (a)	14	136
VectoIQ Acquisition Corp. II - Class A (a)	50	504
Virgin Group Acquisition Corp. II - Class A (a)	25	245
Virtuoso Acquisition Corp. - Class A (a)	30	300
VY Global Growth - Class A (a) (b)	64	632
Willis Towers Watson Public Limited Company	1	249
Yucaipa Acquisition Corporation - Class A (a)	59	583
Z-Work Acquisition Corp. - Class A (a)	7	69
		55,605
Information Technology 3.1%
Cloudera, Inc. (a) (d)	1	22
Coherent Inc. (a)	2	409
Dell Technology Inc. - Class C (a) (d)	3	329
E2Open Parent Holdings, Inc. (a)	24	242
MagnaChip Semiconductor, Ltd. (a) (b)	27	639
Nuance Communications, Inc. (a)	14	745
Proofpoint, Inc. (a)	1	167
Slack Technologies, Inc. - Class A (a)	13	558
Talend - ADR (a)	3	168
Xilinx, Inc. (a)	6	831
Zeta Global Holdings Corp. - Class A (a)	—	1
		4,111
Health Care 2.4%
Convey Holding Parent, Inc. (a)	—	2
Molecular Partners AG - ADR (a)	—	4
Oak Street Health MSO, LLC (a)	—	15
PPD, Inc. (a)	18	827
PRA Health Sciences, Inc. (a)	10	1,708
Quantum-Si Incorporated - Class A (a)	38	472
Tilray, Inc. (a)	7	128
		3,156
Real Estate 1.9%
Brookfield Property REIT Inc. (a) (e)	1	23
QTS Realty Trust, Inc. - Class A (b) (d)	32	2,443
		2,466
Industrials 1.6%
51job Inc. - ADR (a)	5	409
Aerojet Rocketdyne Holdings, Inc. (a)	4	177
Kansas City Southern	—	133
XPO Logistics, Inc. (a) (d)	9	1,301
		2,020
Materials 1.5%
Crown Holdings Inc. (d)	7	675
Domtar Corp. (a)	12	684
DuPont de Nemours, Inc. (d)	8	593
		1,952
Communication Services 1.1%
MGM Holdings, Inc. - Class A (a) (c)	4	593
Sogou Inc. - Class A - ADR (a) (b)	47	400
Vodafone Group Public Limited Company - ADR (a) (d)	27	471
		1,464
Consumer Staples 1.0%
Elevation Oncology, Inc. (a)	—	3
Just Eat Takeaway.Com N.V. (a) (f)	12	1,077
TPCO Holding Corp. - Class A (a)	12	69
TPCO Holding Corp. - Class A (a)	20	110
		1,259
Utilities 0.8%
FirstEnergy Corp. (d)	3	123
PNM Resources, Inc. (b)	20	977
		1,100
Energy 0.3%
Royal Dutch Shell PLC - Class B - ADR	11	429
Consumer Discretionary 0.3%
At Home Group, Inc. (a) (d)	9	332
Total Common Stocks (cost $74,329)		73,894
CORPORATE BONDS AND NOTES 9.0%
Real Estate 2.7%
Deutsche Wohnen AG
0.60%, 01/05/26, EUR (f) (g)	1,100	1,641
WeWork Companies Inc.
7.88%, 05/01/25 (h)	1,901	1,986
		3,627
Industrials 2.5%
APX Group, Inc.
7.88%, 12/01/22	2,023	2,031
Navistar International Corporation
6.63%, 11/01/25 (h)	1,194	1,234
		3,265
Communication Services 2.0%
Cengage Learning, Inc.
9.50%, 06/15/24 (h)	1,282	1,313
McGraw Hill LLC
8.00%, 11/30/24 (h)	1,256	1,286
		2,599
Consumer Discretionary 1.1%
Grubhub Holdings Inc.
5.50%, 07/01/27 (h)	293	309
New Golden Nugget Inc.
6.75%, 10/15/24 (h)	580	584
Stars Group Holdings B.V.
7.00%, 07/15/26 (h)	501	520
		1,413
Information Technology 0.5%
Ingram Micro Inc.
5.45%, 12/15/24 (i) (j)	631	718
Materials 0.2%
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (h)	240	248
Total Corporate Bonds And Notes (cost $11,694)		11,870
OTHER EQUITY INTERESTS 6.0%
Altaba Inc. (a) (c) (k)	545	7,813
Total Other Equity Interests (cost $16,720)		7,813

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
SENIOR FLOATING RATE INSTRUMENTS 3.5%
Energy 1.7%
Heritage Power LLC
Term Loan B, 7.00%, (3 Month USD LIBOR + 6.00%), 08/02/26 (l)	2,580	2,279
Health Care 0.9%
Mallinckrodt International Finance S.A.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 09/24/24 (l) (m)	1,150	1,114
Consumer Discretionary 0.5%
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (l)	418	414
2017 Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 10/04/23 (l) (m)	277	275
		689
Information Technology 0.4%
Colorado Buyer Inc
2nd Lien Term Loan, 8.25%, (3 Month USD LIBOR + 7.25%), 05/01/25 (l)	565	559
Communication Services 0.0%
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (m) (n)	253	10
Total Senior Floating Rate Instruments (cost $5,088)		4,651
WARRANTS 1.4%
23andMe Holding Co. (a)	10	30
Accelerate Acquisition Corp. (a)	8	10
ACE Convergence Acquisition Corp. (a)	26	52
Ajax I (a)	14	27
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (c)	120	—
Apollo Strategic Growth Capital (a)	9	10
Arrowroot Acquisition Corp. (a)	11	9
Ascendant Digital Acquisition Corp. (a)	10	16
Avanti Acquisition Corp. (a)	12	12
CHP Merger Corp. (a)	30	27
Cohn Robbins Holdings Corp. (a)	23	27
CONX Corp. (a)	29	40
Deep Lake Capital Acquisition Corp. (a)	27	24
Dragoneer Growth Opportunities Corp. (a)	—	1
E.Merge Technology Acquisition Corp. (a)	16	16
Equity Distribution Acquisition Corp. (a)	5	5
Foley Trasimene Acquisition Corp. (a)	4	8
Fortress Capital Acquisition Corp (a)	11	12
Fusion Acquisition Corp. (a)	34	47
Goal Acquisitions Corp. (a)	119	76
Golden Falcon Acquisition Corp. (a)	29	27
Gores Holdings V, Inc. (a)	3	5
Healthcare Services Acquisition Corporation (a)	29	26
HPX Corp. (a)	17	15
Isleworth Healthcare Acquisition Corp. (a)	2	1
Kaixin Auto Holdings (a)	123	15
KL Acquisition Corp. (a)	23	22
KLDiscovery (a)	78	25
Landcadia Holdings III, Inc. (a)	8	23
LGL Systems Acquisition Corp. (a)	44	80
Marlin Technology Corp. (a)	26	30
Montes Archimedes Acquisition Corp. (a)	30	46
Motive Capital Corp (a)	8	7
Northern Star Investment Corp. II (a)	1	1
Northern Star Investment Corp. II (a)	5	11
Origin Materials (a)	16	31
Pioneer Merger Corp. (a)	8	13
Pontem Corp (a)	22	22
Prospector Capital Corp. (a)	18	17
Quantum-Si Incorporated (a)	13	50
Reebonz Holding Limited (a)	51	—
RMG Acquisition Corp. III (a)	9	12
ScION Tech Growth I (a)	38	40
SCVX Corp. (a)	19	21
Senior Connect Acquisition Corp. I (a)	12	10
Stem, Inc. (a)	22	534
Supernova Partners Acquisition Company III, Ltd. (a)	8	9
Talkspace, Inc. (a)	18	24
Thunder Bridge Capital Partners III, Inc. (a)	10	12
Tishman Speyer Innovation Corp. II (a)	9	12
TPG Pace Tech Opportunities Corp. (a)	—	1
Trebia Acquisition Corp. (a)	25	43
VectoIQ Acquisition Corp. II (a)	10	14
Virgin Group Acquisition Corp. II (a)	5	6
Virtuoso Acquisition Corp. (a)	15	25
Whole Earth Brands, Inc. (a)	57	125
Total Warrants (cost $1,714)		1,804
RIGHTS 0.6%
Alder BioPharmaceuticals, Inc. (a) (c)	297	297
Bristol-Myers Squibb Company (a) (n)	92	92
Dyax Corp. (a) (n)	134	8
Pan American Silver Corp. (a)	429	364
Pfenex Inc. (a) (c)	73	54
Total Rights (cost $606)		815
INVESTMENT COMPANIES 0.1%
Nuveen New York AMT-Free Quality Municipal Income Fund	12	163
Total Investment Companies (cost $155)		163
SHORT TERM INVESTMENTS 11.7%
Investment Companies 11.7%
JNL Government Money Market Fund - Institutional Class, 0.01% (o) (p)	15,345	15,345
Total Short Term Investments (cost $15,345)		15,345
Total Investments 88.6% (cost $125,651)		116,355
Total Securities Sold Short (0.8)% (proceeds $1,056)		(1,074)
Total Purchased Options 0.2% (cost $630)		306
Other Derivative Instruments (1.1)%		(1,426)
Other Assets and Liabilities, Net 13.1%		17,185
Total Net Assets 100.0%		131,346

(a)  Non-income producing security.

(b)  All or a portion of the security is pledged or segregated as collateral.

(c)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) All or a portion of the security is subject to a written call option.

(e)  Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g)  Convertible security.

(h)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $7,480 and 5.7% of the Fund.

(i)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(j)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m)  This senior floating rate interest will settle after June 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o)  Investment in affiliate.

(p)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.8%)
COMMON STOCKS (0.8%)
Industrials (0.8%)
Middleby Corp.	(1)	(231)
Stem, Inc.	(23)	(810)
		(1,041)
Information Technology (0.0%)
II-VI Incorporated	—	(33)
Total Common Stocks (proceeds $1,056)		(1,074)
Total Securities Sold Short (0.8%) (proceeds $1,056)		(1,074)

JNL/Westchester Capital Event Driven Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Deutsche Wohnen AG, 0.60%, 01/05/26	06/02/21	1,668	1,641	1.3
Just Eat Takeaway.Com N.V.	04/19/21	1,276	1,077	0.8
		2,944	2,718	2.1

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Crown Holdings, Inc.	Put	100.00	07/16/21	117	11
Crown Holdings, Inc.	Put	90.00	08/20/21	66	5
Dell Technologies Inc.	Put	85.00	08/20/21	175	3
DuPont de Nemours, Inc.	Put	72.50	07/16/21	77	2
FirstEnergy Corp.	Put	30.00	07/16/21	181	—
L Brands, Inc.	Put	55.00	07/16/21	102	1
L Brands, Inc.	Put	60.00	08/20/21	197	24
Marvell Technology, Inc.	Call	65.00	08/20/21	240	20
SPDR S&P 500 ETF	Put	415.00	07/16/21	164	20
Stem, Inc.	Call	40.00	07/16/21	108	11
The Hartford Financial Services Group, Inc.	Put	60.00	07/16/21	439	24
Vodafone Group Public Limited Company	Put	17.00	09/17/21	686	46
Vodafone Group Public Limited Company	Put	16.00	09/17/21	1,274	41
XPO Logistics, Inc.	Put	120.00	08/20/21	93	16
					224

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	46.00	08/20/21	617	34
Deutsche Telekom AG	JPM	Put	EUR	17.00	08/20/21	1,602	34
Deutsche Telekom AG	JPM	Put	EUR	15.40	07/16/21	991	1
Electricite de France	MLP	Put	EUR	10.00	07/16/21	1,201	6
Koninklijke KPN N.V.	JPM	Put	EUR	2.40	07/16/21	2,798	3
Vivendi	JPM	Put	EUR	26.00	08/20/21	490	4
Vivendi	MLP	Put	EUR	26.00	07/16/21	188	—
							82

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
At Home Group, Inc.	Call	37.00	09/17/21	89	(2)
Cloudera, Inc.	Call	16.00	08/20/21	14	—
Crown Holdings, Inc.	Call	110.00	07/16/21	117	(1)
Crown Holdings, Inc.	Call	97.50	08/20/21	66	(45)
Dell Technologies Inc.	Call	95.00	08/20/21	175	(125)
DuPont de Nemours, Inc.	Call	80.00	07/16/21	77	(4)
Extended Stay America, Inc.	Call	20.65	07/16/21	38	—
FirstEnergy Corp.	Call	34.00	07/16/21	33	(11)
L Brands, Inc.	Call	60.00	07/16/21	102	(124)
L Brands, Inc.	Call	65.00	08/20/21	197	(185)
Marvell Technology, Inc.	Call	80.00	08/20/21	240	(3)
QTS Realty Trust, Inc.	Call	80.00	09/17/21	34	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
SPDR S&P 500 ETF	Call	425.00	07/16/21	57	(35)
SPDR S&P 500 ETF	Put	400.00	07/16/21	164	(8)
The Hartford Financial Services Group, Inc.	Call	65.00	07/16/21	439	(14)
Vodafone Group Public Limited Company	Call	18.00	07/16/21	30	—
Vodafone Group Public Limited Company	Call	19.00	09/17/21	686	(10)
Vodafone Group Public Limited Company	Put	18.00	09/17/21	1,274	(162)
Welbilt, Inc.	Call	25.00	07/16/21	14	—
XPO Logistics, Inc.	Call	130.00	08/20/21	93	(133)
					(863)

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	52.00	08/20/21	617	(175)
Deutsche Telekom AG	JPM	Put	EUR	17.00	07/16/21	991	(5)
Deutsche Telekom AG	JPM	Put	EUR	18.00	08/20/21	1,602	(109)
Electricite de France	MLP	Put	EUR	12.00	07/16/21	1,201	(124)
Koninklijke KPN N.V.	JPM	Call	EUR	2.70	07/16/21	1,772	(4)
Koninklijke KPN N.V.	JPM	Call	EUR	2.60	07/16/21	1,026	(7)
Vivendi	JPM	Put	EUR	28.00	08/20/21	105	(7)
Vivendi	JPM	Put	EUR	28.50	08/20/21	385	(40)
Vivendi	MLP	Put	EUR	28.00	07/16/21	188	(4)
							(475)

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	GSC	09/27/21	USD	8	10	—
HKD/USD	JPM	07/29/21	USD	115	14	—
USD/CAD	JPM	09/15/21	CAD	(287)	(231)	5
USD/EUR	JPM	07/27/21	EUR	(478)	(567)	14
USD/EUR	JPM	08/18/21	EUR	(397)	(471)	11
USD/EUR	JPM	08/25/21	EUR	(459)	(544)	3
USD/EUR	JPM	09/16/21	EUR	(1,260)	(1,495)	13
USD/EUR	JPM	09/20/21	EUR	(1,414)	(1,677)	50
USD/EUR	GSC	09/27/21	EUR	(434)	(515)	17
USD/EUR	JPM	10/18/21	EUR	(546)	(649)	14
USD/EUR	JPM	10/26/21	EUR	(267)	(318)	10
USD/EUR	GSC	11/26/21	EUR	(1,996)	(2,373)	56
USD/EUR	GSC	12/15/21	EUR	(4,149)	(4,936)	90
USD/GBP	GSC	10/26/21	GBP	(189)	(261)	6
USD/GBP	GSC	12/13/21	GBP	(599)	(827)	6
USD/HKD	JPM	07/29/21	HKD	(788)	(101)	—
USD/HKD	JPM	10/20/21	HKD	(3,370)	(434)	—
USD/JPY	JPM	10/27/21	JPY	(54,947)	(495)	6
USD/JPY	JPM	12/23/21	JPY	(80,862)	(729)	16
					(16,599)	317

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Aerojet Rocketdyne Holdings, Inc. (E)	1M LIBOR +0.75% (E)	BOA	07/18/22 ††	1,761	—	(40)
Bristol-Myers Squibb Company (E)	1M LIBOR +0.75% (E)	BOA	12/21/21 ††	—	—	38
Brookfield Property Partners L.P. (E)	1M LIBOR +0.75% (E)	BOA	04/25/22 ††	2,576	—	125
Federal Home Loan Mortgage Corporation (E)	1M LIBOR +1.15% (E)	BOA	01/18/22 ††	2,219	—	(1,509)
Federal National Mortgage Association, Inc. (E)	1M LIBOR +1.15% (E)	BOA	07/25/22 ††	131	—	(71)
Inter Pipeline Ltd. (E)	1M LIBOR +0.75% (E)	BOA	07/11/22 ††	663	—	(16)
Maxim Integrated Products, Inc. (E)	1M LIBOR +0.75% (E)	BOA	11/15/21 ††	3,925	—	1,687
Qiagen N.V. (E)	1M LIBOR +0.50% (E)	BOA	10/04/21 ††	406	—	(48)
Renault (E)	1M LIBOR +0.35% (E)	BOA	06/24/22 ††	162	—	—
W. R. Grace & Co. (E)	1M LIBOR +0.75% (E)	BOA	07/15/22 ††	1,577	—	7
Xilinx, Inc. (E)	1M LIBOR +0.75% (E)	BOA	01/04/22 ††	3,161	—	283
Alexion Pharmaceuticals, Inc. (E)	1M LIBOR +0.50% (E)	GSC	01/20/22 ††	7,040	—	829

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CC Neuberger Principal Holdings II (E)	1M LIBOR +1.10% (E)	GSC	07/18/22 ††	1,293	—	(2)
Change Healthcare Inc. (E)	1M LIBOR +0.50% (E)	GSC	03/02/22 ††	2,426	—	(13)
Coherent, Inc. (E)	1M LIBOR +0.50% (E)	GSC	03/02/22 ††	5,424	—	268
Crown Holdings, Inc. (E)	1M LIBOR +0.50% (E)	GSC	01/20/22 ††	1,056	—	139
Dell Technologies Inc. (E)	1M LIBOR +0.50% (E)	GSC	01/20/22 ††	1,829	—	611
Dialog Semiconductor PLC (E)	1M LIBOR +0.50% (E)	GSC	04/27/22 ††	4,769	1	9
DW Property Invest GmbH (E)	1M LIBOR +0.50% (E)	GSC	06/29/22 ††	522	—	(22)
GrandVision (E)	1M LIBOR +0.50% (E)	GSC	03/10/22 ††	1,366	—	138
IHS Markit Ltd. (E)	1M LIBOR +0.50% (E)	GSC	01/20/22 ††	7,184	—	338
Kansas City Southern (E)	1M LIBOR +0.50% (E)	GSC	11/24/21 ††	4,835	—	(150)
L Brands, Inc. (E)	1M LIBOR +0.50% (E)	GSC	07/18/22 ††	1,966	—	189
Maxim Integrated Products, Inc. (E)	1M LIBOR +0.50% (E)	GSC	07/18/22 ††	577	—	7
Nuance Communications, Inc. (E)	1M LIBOR +0.50% (E)	GSC	07/12/22 ††	4,646	—	(38)
PPD, Inc. (E)	1M LIBOR +0.50% (E)	GSC	06/08/22 ††	3,277	—	(7)
PRA Health Sciences, Inc. (E)	1M LIBOR +1.10% (E)	GSC	04/14/22 ††	1,833	—	231
Proofpoint, Inc. (E)	1M LIBOR +0.50% (E)	GSC	06/22/22 ††	4,051	—	58
Saba Capital Income & Opportunities Fund (E)	1M LIBOR +1.10% (E)	GSC	01/26/22 ††	176	—	9
Siltronic AG (E)	1M LIBOR +0.50% (E)	GSC	01/05/22 ††	155	—	3
Siltronic AG (E)	1M LIBOR +0.50% (E)	GSC	04/13/22 ††	2,198	—	57
Slack Technologies, Inc. (E)	1M LIBOR +0.50% (E)	GSC	01/05/22 ††	5,770	—	285
St. Modwen Properties PLC (E)	1M LIBOR +0.60% (E)	GSC	06/15/22 ††	262	—	5
Talend (E)	1M LIBOR +0.50% (E)	GSC	06/22/22 ††	2,567	—	34
The Hartford Financial Services Group, Inc. (E)	1M LIBOR +0.50% (E)	GSC	05/03/22 ††	2,085	—	(115)
Vodafone Group Public Limited Company (E)	1M LIBOR +0.00% (E)	GSC	04/26/22 ††	2,007	—	(102)
Welbilt, Inc. (E)	1M LIBOR +0.50% (E)	GSC	07/18/22 ††	1,237	—	(51)
Willis Towers Watson Public Limited Company (E)	1M LIBOR +0.50% (E)	GSC	05/16/22 ††	9,321	—	(558)
WM Morrison Supermarkets P L C (E)	1M LIBOR +0.50% (E)	GSC	08/02/22 ††	786	—	31
Beijing Jingneng Clean Energy Co.,Limited (E)	Overnight Bank Funding Rate +0.55% (E)	JPM	01/10/22 ††	82	—	(20)
BlackRock Floating Rate Income Strategies Fund, Inc. (E)	Overnight Bank Funding Rate -0.38% (E)	JPM	02/04/22 ††	232	—	24
Deutsche Telekom AG (E)	Overnight Bank Funding Rate +0.55% (E)	JPM	10/25/21 ††	119	—	23
Eaton Vance Management (E)	Overnight Bank Funding Rate +0.56% (E)	JPM	02/04/22 ††	550	—	28
Groupe Bruxelles Lambert - Groep Brussel Lambert (E)	Overnight Bank Funding Rate +0.55% (E)	JPM	08/23/21 ††	365	—	105
Invesco Office J-REIT, Inc. (E)	Overnight Bank Funding Rate +0.55% (E)	JPM	07/19/22 ††	496	—	(4)
Invesco Senior Income Trust (E)	Overnight Bank Funding Rate +0.38% (E)	JPM	01/31/22 ††	178	—	27
Koninklijke KPN N.V. (E)	Overnight Bank Funding Rate +0.55% (E)	JPM	07/11/22 ††	1,068	—	(53)
Nuveen Amt-Free Municipal Credit Income Fund (E)	Overnight Bank Funding Rate +0.50% (E)	JPM	08/23/21 ††	629	—	92
Nuveen AMT-Free Quality Municipal Income Fund (E)	Overnight Bank Funding Rate +0.50% (E)	JPM	08/23/21 ††	2,645	—	271
Nuveen New York AMT-Free Quality Municipal Income Fund (E)	Overnight Bank Funding Rate +0.50% (E)	JPM	08/23/21 ††	1,394	—	120
Renault (E)	Overnight Bank Funding Rate +0.55% (E)	JPM	08/23/21 ††	550	—	251
Royal Dutch Shell PLC (E)	Overnight Bank Funding Rate +0.74% (E)	JPM	08/23/21 ††	1,599	—	439
SLM Corporation (E)	Overnight Bank Funding Rate +0.80% (E)	JPM	08/23/21 ††	885	—	780
SOHO China Limited (E)	Overnight Bank Funding Rate +0.55% (E)	JPM	07/25/22 ††	397	—	(35)
SUEZ (E)	Overnight Bank Funding Rate +0.55% (E)	JPM	01/24/22 ††	618	—	161
Toshiba Corporation (E)	Overnight Bank Funding Rate +0.55% (E)	JPM	05/20/22 ††	657	—	17
Xilinx, Inc. (E)	Overnight Bank Funding Rate +0.38% (E)	JPM	01/10/22 ††	1,749	—	(39)
					1	4,826
Total return swap agreements - paying return
EQUITY
Advanced Micro Devices, Inc. (Q)	1M LIBOR -0.40% (Q)	BOA	01/31/22 ††	(4,025)	—	(523)
Analog Devices, Inc. (Q)	1M LIBOR -0.40% (Q)	BOA	10/21/21 ††	(4,442)	—	(1,937)
Brookfield Asset Management Inc. (Q)	1M LIBOR -0.40% (Q)	BOA	04/25/22 ††	(1,098)	—	(136)
Brookfield Infrastructure Corporation (Q)	1M LIBOR -1.50% (Q)	BOA	07/11/22 ††	(81)	—	(7)
Just Eat Takeaway.Com N.V. (Q)	1M LIBOR -0.35% (Q)	BOA	08/30/21 ††	(1,300)	—	222
Pan American Silver Corp. (Q)	1M LIBOR -0.40% (Q)	BOA	04/22/22 ††	(704)	—	95
Pembina Pipeline Corporation (Q)	1M LIBOR -0.35% (Q)	BOA	07/11/22 ††	(323)	—	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
VMware, Inc. (Q)	1M LIBOR -0.94% (Q)	BOA	12/02/21 ††	(699)	—	(17)
AON Public Limited Company (Q)	Federal Funds Effective Rate -0.35% (Q)	GSC	05/23/22 ††	(9,863)	—	(93)
AstraZeneca PLC (Q)	Federal Funds Effective Rate -0.38% (Q)	GSC	01/20/22 ††	(4,690)	—	(762)
Canadian National Railway Company (Q)	Federal Funds Effective Rate -0.35% (Q)	GSC	06/22/22 ††	(877)	—	31
Canadian Pacific Railway Limited (Q)	Federal Funds Effective Rate -0.35% (Q)	GSC	06/08/22 ††	(624)	—	(10)
Icon Public Limited Company (Q)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/12/22 ††	(1,810)	—	(138)
II-VI Incorporated (Q)	Federal Funds Effective Rate -0.35% (Q)	GSC	05/16/22 ††	(1,567)	—	74
S&P Global Inc. (Q)	Federal Funds Effecitve Rate -0.35% (Q)	GSC	04/12/22 ††	(6,958)	—	(821)
Salesforce.Com, Inc. (Q)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/06/22 ††	(2,688)	—	(149)
The Middleby Corporation (Q)	Federal Funds Effective Rate -0.35% (Q)	GSC	06/08/22 ††	(646)	—	(35)
Advanced Micro Devices, Inc. (Q)	Overnight Bank Funding Rate -0.60% (Q)	JPM	12/17/21 ††	(1,873)	—	(279)
Nissan Motor Co., Ltd. (Q)	Overnight Bank Funding Rate -0.47% (Q)	JPM	08/23/21 ††	(583)	—	(145)
Royal Dutch Shell PLC (Q)	Overnight Bank Funding Rate -0.60% (Q)	JPM	08/23/21 ††	(2,059)	—	(508)
					—	(5,133)

††For this swap agreement, the expiration date represents the termination date, which is generally 13 months from the effective date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

JNL/Westchester Capital Event Driven Fund — OTC Total Return Basket Swap Agreements
Paying Return of Reference Entity[2]	Counterparty	Rate Received by Fund[2]	Expiration	Notional[1]	Net Value of Reference Entities ($)	Unrealized Appreciation (Depreciation) ($)
Short Equity Securities (E)	JPM	Federal Funds Effective Rate -0.95% (M)	08/23/21	362	(461)	(99)

	Shares	Value ($)
Reference Entity - Short Equity Securities
Consumer Discretionary
Adidas AG	—	(101)
Consumer Staples
Ontex Group	—	(4)
Pernod Ricard	—	(88)
		(92)
Energy
TotalEnergies SE	—	(15)
Financials
Groupe Bruxelles Lambert - Groep Brussel Lambert	—	(14)
Industrials
GEA Group Aktiengesellschaft	—	(12)
SGS SA	—	(78)
		(90)
Materials
Holcim AG	(1)	(55)
Imerys	(1)	(40)
Umicore	(1)	(54)
		(149)
Total Reference Entity – Short Equity Securities		(461)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	71,868	1,077	949	73,894
Corporate Bonds And Notes	—	11,870	—	11,870
Other Equity Interests	—	—	7,813	7,813
Senior Floating Rate Instruments	—	4,651	—	4,651
Warrants	1,804	—	—	1,804
Rights	364	100	351	815
Investment Companies	163	—	—	163
Short Term Investments	15,345	—	—	15,345
	89,544	17,698	9,113	116,355
Liabilities - Securities
Common Stocks	(1,074)	—	—	(1,074)
	(1,074)	—	—	(1,074)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	224	—	—	224
OTC Purchased Options	—	82	—	82
Open Forward Foreign Currency Contracts	—	317	—	317
OTC Total Return Swap Agreements	—	8,108	38	8,146
	224	8,507	38	8,769
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(863)	—	—	(863)
OTC Written Options	(4)	(471)	—	(475)
Open Forward Foreign Currency Contracts	—	—	—	—
OTC Total Return Swap Agreements	—	(8,552)	—	(8,552)
	(867)	(9,023)	—	(9,890)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 65.0%
Information Technology 14.1%
Accenture Public Limited Company - Class A	153	45,037
Apple Inc. (a)	1,539	210,762
Cisco Systems, Inc. (a)	765	40,550
Fidelity National Information Services, Inc.	265	37,516
Global Payments Inc.	517	96,922
KLA-Tencor Corp. (a)	142	46,071
Lam Research Corp. (a)	74	48,229
Marvell Technology, Inc.	496	28,922
Microsoft Corporation (a)	1,715	464,653
Motorola Solutions Inc.	397	85,982
Salesforce.Com, Inc. (a)	164	40,151
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	883	106,104
Texas Instruments Incorporated (a)	747	143,715
		1,394,614
Financials 10.7%
American Express Co. (a)	664	109,665
Bank of America Corp.	3,218	132,671
BlackRock, Inc.	122	106,633
JPMorgan Chase & Co.	1,328	206,496
Morgan Stanley	562	51,487
Progressive Corp.	1,024	100,594
S&P Global Inc.	124	50,879
The Blackstone Group Inc. - Class A	637	61,832
The Charles Schwab Corporation	3,193	232,517
The Goldman Sachs Group, Inc.	21	7,797
		1,060,571
Health Care 9.8%
Abbott Laboratories	483	55,988
Anthem Inc.	215	82,163
AstraZeneca PLC - ADR (a) (b)	1,346	80,598
Baxter International Inc.	597	48,025
Becton, Dickinson and Company	437	106,374
Danaher Corporation	197	52,889
HCA Healthcare, Inc.	527	109,016
Humana Inc.	160	70,900
Novartis AG - ADR	831	75,825
Pfizer Inc.	3,262	127,756
UnitedHealth Group Incorporated	399	159,852
		969,386
Communication Services 8.9%
Alphabet Inc. - Class A (a)	201	490,932
Comcast Corporation - Class A (a)	1,839	104,843
Facebook, Inc. - Class A (a)	834	289,842
		885,617
Consumer Discretionary 6.2%
Amazon.com Inc. (a)	44	150,091
D.R. Horton, Inc.	30	2,702
Lennar Corporation - Class A	26	2,573
McDonald's Corporation	884	204,250
The Home Depot, Inc.	438	139,697
TJX Cos. Inc.	1,782	120,116
		619,429
Industrials 5.8%
Airbus SE (a)	235	30,249
Deere & Company	201	70,864
DiDi Global Inc - Class A - ADR (a)	301	4,260
Fortive Corporation	692	48,286
Illinois Tool Works Inc.	101	22,508
Johnson Controls International Public Limited Company	942	64,681
Lockheed Martin Corporation	94	35,668
Northrop Grumman Systems Corp.	191	69,564
Raytheon BBN Technologies Corp.	1,013	86,455
Trane Technologies Public Limited Company	383	70,491
Union Pacific Corporation	320	70,460
		573,486
Consumer Staples 4.9%
Diageo Plc	480	22,925
Dollar General Corporation	271	58,723
Nestle SA - Class N	651	81,002
Procter & Gamble Co. (a)	1,039	140,231
Sysco Corp.	1,495	116,246
The Coca-Cola Company	1,156	62,539
		481,666
Energy 1.6%
Royal Dutch Shell PLC - Class A (a) (b)	2,694	54,388
Royal Dutch Shell PLC - Class A	215	4,310
Total SA (b)	1,420	64,244
Total SA - ADR (b)	810	36,655
		159,597
Utilities 1.6%
Exelon Corporation (a)	1,963	86,961
Sempra Energy	517	68,477
		155,438
Real Estate 0.9%
American Tower Corporation	247	66,735
VICI Properties Inc. (b)	667	20,689
		87,424
Materials 0.5%
FMC Corporation	483	52,256
Total Common Stocks (cost $4,195,637)		6,439,484
GOVERNMENT AND AGENCY OBLIGATIONS 18.5%
U.S. Treasury Note 6.8%
Treasury, United States Department of
0.13%, 03/31/23 - 12/15/23	156,435	156,085
1.75%, 06/30/24	40,930	42,510
1.50%, 10/31/24	24,040	24,806
0.25%, 05/31/25 - 09/30/25	112,745	110,650
0.25%, 08/31/25 (c)	45,050	44,142
3.00%, 09/30/25	7,080	7,750
0.38%, 11/30/25 - 01/31/26	98,915	97,029
0.75%, 03/31/26 - 04/30/26	45,340	45,122
0.75%, 05/31/26 (b)	27,055	26,899
0.88%, 06/30/26	35,700	35,683
1.25%, 03/31/28 - 05/31/28	49,030	49,216
2.88%, 08/15/28	3,200	3,558
0.63%, 05/15/30	2,590	2,421
0.88%, 11/15/30 (b)	1,860	1,769
1.13%, 02/15/31	7,430	7,214
1.63%, 05/15/31	22,030	22,371
		677,225
Mortgage-Backed Securities 6.1%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/41	142	150
7.00%, 11/01/30 - 06/01/31	14	17
2.50%, 12/01/31 - 01/01/32	2,584	2,704
6.00%, 12/01/39	254	301
3.00%, 11/01/46 - 12/01/46	16,347	17,370
Federal National Mortgage Association, Inc.
4.50%, 09/01/23 - 11/01/44	2,412	2,662
3.07%, 02/01/25	1,350	1,452
2.47%, 05/01/25	2,520	2,662
2.68%, 05/01/25	5,087	5,415
2.81%, 07/01/25	5,902	6,262
2.99%, 10/01/25	1,739	1,879
3.09%, 10/01/25	836	904
3.50%, 03/01/26	40	43
4.00%, 09/01/26 - 11/01/48	8,736	9,427
2.49%, 12/01/26	5,934	6,344
3.00%, 05/01/27 - 10/01/46	18,329	19,472
7.50%, 09/01/29	3	4
2.50%, 05/01/30 - 01/01/32	2,767	2,895
2.00%, 11/01/31 - 12/01/31	1,172	1,214
TBA, 2.50%, 08/15/33 - 08/15/51 (d)	168,099	174,121
7.00%, 10/01/33	13	15
TBA, 1.50%, 07/15/36 (d)	13,220	13,372
TBA, 2.00%, 07/15/36 - 08/15/51 (d)	131,670	133,474
5.50%, 03/01/38	75	88
6.50%, 10/01/38 - 10/01/39	89	106
5.00%, 07/01/40	171	194

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
TBA, 3.00%, 07/15/51 - 08/15/51 (d)	105,200	109,643
Government National Mortgage Association
6.00%, 02/15/24 - 04/15/40	2,283	2,670
6.50%, 04/15/26	3	4
5.50%, 11/15/32 - 02/15/36	40	45
7.00%, 01/15/33 - 05/15/33	7	8
5.00%, 06/20/33 - 06/15/39	1,356	1,539
4.50%, 06/15/40 - 05/15/42	404	460
4.00%, 01/15/41 - 12/20/44	563	613
TBA, 2.50%, 07/15/51 (d)	41,500	42,949
TBA, 4.00%, 07/15/51 (d)	35,590	37,574
TBA, 4.50%, 07/15/51 (d)	8,325	8,874
		606,926
U.S. Treasury Bond 3.3%
Treasury, United States Department of
2.25%, 05/15/41	76,870	79,993
2.88%, 05/15/43 - 08/15/45	29,319	33,761
3.38%, 05/15/44	15,335	19,109
3.13%, 08/15/44	8,230	9,871
2.50%, 02/15/45 - 05/15/46	53,200	57,577
3.00%, 05/15/47 - 08/15/48	14,415	17,173
2.75%, 08/15/47 - 11/15/47	47,714	54,271
2.00%, 02/15/50	2,702	2,654
1.25%, 05/15/50	1,301	1,062
1.38%, 08/15/50	7,460	6,287
1.63%, 11/15/50	22,510	20,213
1.88%, 02/15/51	10,640	10,150
2.38%, 05/15/51	16,635	17,760
		329,881
Collateralized Mortgage Obligations 1.2%
Fannie Mae Multifamily REMIC Trust
Series 2019-AC-41, REMIC, 2.50%, 03/25/53	10,877	11,329
Federal Home Loan Mortgage Corporation
Series 2016-M3-DNA3, 5.09%, (1 Month USD LIBOR + 5.00%), 12/26/28 (e)	2,145	2,257
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	3,056	3,216
Series 2017-M2-DNA3, REMIC, 2.59%, (1 Month USD LIBOR + 2.50%), 03/25/30 (e)	6,490	6,623
Series GA-4000, REMIC, 2.00%, 07/15/31	628	637
Series 2021-M1-DNA2, REMIC, 0.82%, (SOFR + 0.80%), 08/25/33 (e)	4,035	4,040
Series PB-4166, REMIC, 1.75%, 03/15/41	775	787
Series JM-4165, REMIC, 3.50%, 09/15/41	1,250	1,292
Series AH-4143, REMIC, 1.75%, 09/15/42	6,781	6,942
Series AB-4122, REMIC, 1.50%, 10/15/42	667	674
Series DJ-4322, REMIC, 3.00%, 05/15/43	1,333	1,372
Series CA-4758, REMIC, 3.00%, 07/15/47	9,384	9,863
Series 2021-M1-DNA1, REMIC, 0.67%, (SOFR + 0.65%), 01/25/51 (e)	2,948	2,948
Series 2021-MTU-1, REMIC, 2.50%, 09/25/60	15,258	15,838
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 5.99%, (1 Month USD LIBOR + 5.90%), 04/25/23 (e)	1,288	1,359
Series 2014-1M2-C04, 4.99%, (1 Month USD LIBOR + 4.90%), 11/25/24 (e)	1,476	1,528
Series 2016-1M2-C04, 4.34%, (1 Month USD LIBOR + 4.25%), 01/25/29 (e)	2,278	2,375
Series 2017-1M2-C05, REMIC, 2.29%, (1 Month USD LIBOR + 2.20%), 01/25/30 (e)	2,716	2,757
Series 2012-JA-124, REMIC, 1.50%, 11/25/42	1,700	1,717
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	1,946	2,015
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	6,447	6,767
Series 2017-AP-51, REMIC, 3.00%, 10/25/45	18,230	19,061
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	1,953	2,067
Series 2018-PA-77, REMIC, 3.50%, 02/25/48	4,231	4,431
Series 2019-BA-22, REMIC, 3.50%, 12/25/58	1,351	1,470
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	3	4
		113,369
Municipal 0.7%
Broward, County of
3.48%, 10/01/43	810	846
Chicago Transit Authority
6.30%, 12/01/21	1,120	1,146
6.90%, 12/01/40	3,640	5,177
Empire State Development Corporation
2.10%, 03/15/22	2,010	2,036
Grand Parkway Transportation Corporation
5.18%, 10/01/42	220	302
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,405	4,477
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	786
Illinois, State of
5.10%, 06/01/33	4,520	5,315
Kansas Development Finance Authority
5.37%, 05/01/26	2,220	2,501
Long Island Power Authority
3.63%, 09/01/22	2,860	2,967
Metropolitan Transportation Authority
6.20%, 11/15/26	165	190
6.67%, 11/15/39	1,490	2,169
7.34%, 11/15/39	75	122
6.09%, 11/15/40	405	575
5.18%, 11/15/49	2,330	3,145
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,450	6,743
New York State Thruway Authority
5.88%, 04/01/30	840	1,052
O'Hare International Airport
6.40%, 01/01/40	155	233
Oregon School Boards Association
4.76%, 06/30/28	420	479
Philadelphia, City of
6.55%, 10/15/28	5,225	6,791
Sacramento, City of
6.42%, 08/01/23	1,065	1,192
Sales Tax Securitization Corporation
4.79%, 01/01/48	5,115	6,516
The Foothill/Eastern Transportation Corridor Agency
4.09%, 01/15/49	420	445
3.92%, 01/15/53	3,170	3,354
The Port Authority of New York and New Jersey
3.18%, 07/15/60	3,815	3,832
The Regents of the University of California
1.32%, 05/15/27	1,065	1,068
University of California, Berkeley
4.60%, 05/15/31	940	1,115
Utility Debt Securitization Authority
3.44%, 12/15/25	965	1,000
		65,574
Sovereign 0.2%
Gobierno de la Republica de Chile
3.50%, 04/15/53	545	574
Gobierno Federal de los Estados Unidos Mexicanos
4.28%, 08/14/41	6,585	6,950
Government of the Republic of Panama
2.25%, 09/29/32	5,325	5,105
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (f)	4,700	4,988
3.38%, 03/14/24 (f)	210	225
Saudi Arabia, Government of
2.88%, 03/04/23 (f)	3,090	3,206
		21,048
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series A2-K733, REMIC, 3.75%, 08/25/25	5,245	5,785
Federal National Mortgage Association, Inc.
Series 2017-FA-M5, REMIC, 0.59%, (1 Month USD LIBOR + 0.49%), 04/25/24 (e)	52	52
Series 2017-FA-M13, REMIC, 0.53%, (1 Month USD LIBOR + 0.40%), 10/25/24 (e)	392	393
Series 2015-A2-M12, REMIC, 2.88%, 05/25/25 (e)	7,353	7,859
		14,089
Total Government And Agency Obligations (cost $1,781,741)		1,828,112

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 10.3%
Financials 4.6%
ACE Capital Trust II
9.70%, 04/01/30	525	792
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28 (b)	14,865	15,916
American International Group, Inc.
4.25%, 03/15/29	9,840	11,357
3.40%, 06/30/30	3,425	3,755
4.50%, 07/16/44	1,078	1,309
4.75%, 04/01/48	715	910
Avolon Holdings Funding Limited
2.13%, 02/21/26 (f)	5,609	5,561
4.38%, 05/01/26 (f)	3,601	3,916
AXA
8.60%, 12/15/30	425	647
Banco Santander, S.A.
3.13%, 02/23/23 (g)	3,600	3,746
3.85%, 04/12/23	3,000	3,174
Bank of America Corporation
3.00%, 12/20/23	820	850
4.13%, 01/22/24	5,325	5,801
4.20%, 08/26/24	4,600	5,039
1.73%, 07/22/27	7,535	7,597
3.97%, 02/07/30	2,065	2,341
3.19%, 07/23/30	2,210	2,379
5.88%, 02/07/42	300	431
3.31%, 04/22/42	6,925	7,324
5.00%, 01/21/44	500	662
Barclays PLC
3.20%, 08/10/21	5,435	5,452
3.93%, 05/07/25	6,380	6,884
4.34%, 01/10/28 (g)	6,205	6,935
2.67%, 03/10/32	5,225	5,260
Bayer US Finance II LLC
4.25%, 12/15/25 (f)	3,295	3,672
BNP Paribas
2.95%, 05/23/22 (f)	740	758
3.38%, 01/09/25 (f) (g)	3,180	3,414
2.82%, 11/19/25 (f) (g)	3,570	3,753
BOC Aviation (USA) Corporation
1.63%, 04/29/24 (f)	3,650	3,679
BPCE
5.70%, 10/22/23 (f)	10,150	11,254
5.15%, 07/21/24 (f)	5,670	6,323
Capital One Financial Corporation
3.75%, 04/24/24	2,000	2,162
4.20%, 10/29/25	1,245	1,390
Citigroup Inc.
5.88%, 01/30/42	165	238
5.30%, 05/06/44	814	1,093
Commonwealth Bank of Australia
2.69%, 03/11/31 (f) (g)	10,375	10,315
Cooperatieve Rabobank U.A.
1.11%, 02/24/27 (f)	6,735	6,640
Credit Agricole SA
3.75%, 04/24/23 (f) (g)	1,955	2,070
3.25%, 10/04/24 (f) (g)	3,020	3,232
4.38%, 03/17/25 (f) (g)	5,055	5,562
Credit Suisse (USA), Inc.
3.00%, 10/29/21	1,070	1,080
3.63%, 09/09/24	325	353
Credit Suisse Group AG
3.57%, 01/09/23 (f)	1,925	1,956
1.36%, (3 Month USD LIBOR + 1.24%), 06/12/24 (e) (f)	4,500	4,568
2.59%, 09/11/25 (f) (g)	2,025	2,103
3.09%, 05/14/32 (f)	9,160	9,438
Credit Suisse Group Funding (Guernsey) Ltd
3.75%, 03/26/25 (g)	2,690	2,916
Daimler Finance North America LLC
3.88%, 09/15/21 (f)	231	233
Danske Bank A/S
5.00%, 01/12/22 (f)	1,740	1,779
3.88%, 09/12/23 (f)	2,910	3,099
5.38%, 01/12/24 (f)	2,265	2,512
1.62%, 09/11/26 (f)	8,775	8,775
Equitable Financial Life Global Funding
1.40%, 08/27/27 (f)	5,650	5,559
General Motors Financial Company, Inc.
3.70%, 05/09/23	5,900	6,196
HSBC Holdings PLC
3.60%, 05/25/23	2,580	2,729
1.59%, 05/24/27	10,260	10,277
2.80%, 05/24/32	9,685	9,942
Imperial Brands Finance PLC
3.75%, 07/21/22 (f) (h)	8,285	8,497
Intercontinental Exchange, Inc.
1.85%, 09/15/32	9,465	8,999
JAB Holdings B.V.
3.75%, 05/28/51 (f)	5,480	5,854
JPMorgan Chase & Co.
3.25%, 09/23/22	1,000	1,036
3.38%, 05/01/23	1,060	1,116
2.52%, 04/22/31	5,845	6,007
1.95%, 02/04/32	875	851
2.58%, 04/22/32	3,080	3,164
6.40%, 05/15/38	425	624
Liberty Mutual Group Inc.
4.25%, 06/15/23 (f)	129	138
4.57%, 02/01/29 (f)	456	533
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	603
MetLife, Inc.
4.13%, 08/13/42	265	319
Metropolitan Life Global Funding I
2.65%, 04/08/22 (f)	3,185	3,242
Morgan Stanley
3.70%, 10/23/24	7,950	8,673
2.72%, 07/22/25	6,170	6,494
National Australia Bank Limited
2.40%, 12/07/21 (f)	9,400	9,480
2.33%, 08/21/30 (f) (g)	17,680	17,120
2.99%, 05/21/31 (f)	4,295	4,361
Nationwide Building Society
3.62%, 04/26/23 (f)	2,175	2,230
Nationwide Mutual Insurance Company
4.35%, 04/30/50 (f)	8,545	9,584
NBK SPC Limited
2.75%, 05/30/22 (f)	13,365	13,600
Northwestern Mutual Life Insurance Company
3.63%, 09/30/59 (f)	546	600
PNC Bank, National Association
3.30%, 10/30/24	835	906
Santander Holdings USA, Inc.
3.70%, 03/28/22	5,670	5,793
3.40%, 01/18/23	7,435	7,741
Standard Chartered PLC
2.74%, 09/10/22 (f)	8,990	9,025
0.99%, 01/12/25 (f)	5,480	5,467
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (f)	685	888
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	1,000	1,003
5.75%, 01/24/22	2,445	2,520
2.88%, 10/31/22	4,765	4,802
3.63%, 01/22/23	6,875	7,215
1.43%, 03/09/27 (b)	17,135	17,085
3.80%, 03/15/30	290	326
2.62%, 04/22/32	3,260	3,334
6.25%, 02/01/41	315	467
The PNC Financial Services Group, Inc.
3.90%, 04/29/24	830	901
Truist Financial Corporation
3.20%, 09/03/21	6,165	6,181

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
U.S. Bancorp
3.70%, 01/30/24	900	970
UniCredit S.p.A.
1.98%, 06/03/27 (f)	6,815	6,786
3.13%, 06/03/32 (f)	6,355	6,387
Unum Group
4.13%, 06/15/51	4,160	4,199
Wells Fargo & Company
4.48%, 01/16/24	517	566
4.10%, 06/03/26	1,125	1,265
		454,060
Utilities 1.2%
Berkshire Hathaway Energy Company
6.13%, 04/01/36	798	1,123
5.95%, 05/15/37	780	1,077
Boston Gas Company
3.15%, 08/01/27 (f)	960	1,029
Cleco Corporate Holdings LLC
3.74%, 05/01/26	6,949	7,600
3.38%, 09/15/29	2,685	2,779
4.97%, 05/01/46 (i)	2,025	2,422
Commonwealth Edison Company
3.65%, 06/15/46	465	529
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	1,384	1,934
Dominion Energy, Inc.
2.72%, 08/15/21 (i)	1,190	1,193
Duke Energy Corporation
2.55%, 06/15/31	4,925	4,987
3.50%, 06/15/51	5,245	5,427
Equinor ASA
3.00%, 04/06/27	11,800	12,805
Georgia Power Company
4.75%, 09/01/40	1,085	1,340
Indianapolis Power & Light Company
6.60%, 06/01/37 (f)	500	715
ITC Holdings Corp.
2.95%, 05/14/30 (f)	6,815	7,191
KeySpan Gas East Corporation
2.74%, 08/15/26 (f)	3,690	3,868
MidAmerican Energy Company
4.25%, 05/01/46	55	68
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (f)	2,851	3,207
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	6,200	6,270
Oglethorpe Power Corporation (An Electric Membership Corporation)
6.19%, 01/01/31 (f)	325	410
5.25%, 09/01/50	3,662	4,626
Pennsylvania Electric Company
3.60%, 06/01/29 (f)	1,158	1,237
San Diego Gas & Electric Company
1.70%, 10/01/30	13,065	12,629
Southern California Edison Company
2.40%, 02/01/22 (b)	685	690
3.70%, 08/01/25	735	800
The Brooklyn Union Gas Company
3.41%, 03/10/26 (f)	2,215	2,391
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	9,904
The Southern Company
2.95%, 07/01/23	2,820	2,942
3.75%, 09/15/51	15,575	15,719
		116,912
Health Care 1.0%
AbbVie Inc.
5.00%, 12/15/21	1,475	1,489
3.45%, 03/15/22	3,525	3,584
3.80%, 03/15/25	3,150	3,444
Aetna Inc.
2.80%, 06/15/23	3,340	3,476
Alcon Finance Corporation
3.00%, 09/23/29 (f)	9,670	10,191
2.60%, 05/27/30 (f)	365	373
Amgen Inc.
2.65%, 05/11/22	10,965	11,168
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31	2,755	2,745
Boston Scientific Corporation
2.65%, 06/01/30	7,220	7,469
Children's National Medical Center
2.93%, 07/15/50	3,145	3,098
CommonSpirit Health
4.20%, 08/01/23	5,150	5,517
4.35%, 11/01/42	1,575	1,845
4.19%, 10/01/49	880	1,011
Cottage Health
3.30%, 11/01/49	565	611
CVS Health Corporation
4.88%, 07/20/35	1,135	1,390
Dignity Health
3.81%, 11/01/24	1,703	1,860
4.50%, 11/01/42	4,186	5,018
Gilead Sciences, Inc.
2.80%, 10/01/50	6,255	6,009
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/50	1,980	2,025
Mercy Health
3.56%, 08/01/27	4,070	4,446
Royalty Pharma PLC
3.55%, 09/02/50 (f)	6,665	6,654
Sutter Health
2.29%, 08/15/30	2,855	2,874
The Toledo Hospital
5.33%, 11/15/28	4,045	4,724
5.75%, 11/15/38	1,515	1,835
UnitedHealth Group Incorporated
3.75%, 07/15/25	1,820	2,020
		94,876
Communication Services 0.9%
AT&T Inc.
2.55%, 12/01/33 (f)	3,819	3,785
3.10%, 02/01/43	8,025	7,864
Charter Communications Operating, LLC
2.30%, 02/01/32	12,130	11,653
5.13%, 07/01/49	947	1,130
4.80%, 03/01/50	1,232	1,416
3.70%, 04/01/51	395	393
Comcast Corporation
3.95%, 10/15/25	4,345	4,853
5.65%, 06/15/35	165	224
4.40%, 08/15/35	2,325	2,798
6.50%, 11/15/35	165	240
4.60%, 10/15/38	2,225	2,759
3.97%, 11/01/47	237	277
4.00%, 11/01/49	285	336
Cox Communications, Inc.
4.80%, 02/01/35 (f)	2,695	3,263
Deutsche Telekom International Finance B.V.
3.60%, 01/19/27 (f)	1,739	1,911
Discovery Communications, LLC
3.95%, 03/20/28	4,376	4,871
4.13%, 05/15/29	1,924	2,164
Sky Limited
3.75%, 09/16/24 (f)	4,090	4,470
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	593
7.30%, 07/01/38	285	416
6.75%, 06/15/39	285	398
Sprint Spectrum Co LLC
4.74%, 03/20/25 (f)	8,025	8,610
The Walt Disney Company
4.00%, 10/01/23	3,320	3,561
Time Warner Cable Enterprises LLC
8.38%, 03/15/23	195	220
T-Mobile USA, Inc.
2.05%, 02/15/28	6,920	7,012

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
4.38%, 04/15/40	4,730	5,537
4.50%, 04/15/50	2,735	3,250
Verizon Communications Inc.
4.81%, 03/15/39	374	473
4.75%, 11/01/41	265	335
4.52%, 09/15/48	3,135	3,874
2.99%, 10/30/56	3,850	3,620
		92,306
Industrials 0.7%
Bae Systems Holdings Inc.
3.85%, 12/15/25 (f)	4,240	4,678
BAE Systems PLC
3.40%, 04/15/30 (f)	1,045	1,136
DAE Funding LLC
1.55%, 08/01/24 (f)	10,435	10,411
Park Aerospace Holdings Limited
5.50%, 02/15/24 (f)	9,168	10,083
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (f)	2,200	2,227
2.70%, 11/01/24 (f)	1,545	1,625
3.95%, 03/10/25 (f)	10,090	11,034
Siemens Financieringsmaatschappij N.V.
3.13%, 03/16/24 (f)	4,250	4,534
The Boeing Company
1.43%, 02/04/24 (h)	5,550	5,563
2.20%, 02/04/26 (h)	7,410	7,480
3.25%, 03/01/28	3,990	4,206
3.45%, 11/01/28 (b)	1,695	1,808
Union Pacific Corporation
3.75%, 02/05/70	1,525	1,680
United Technologies Corporation
3.95%, 08/16/25	2,545	2,828
		69,293
Energy 0.6%
Aker BP ASA
4.00%, 01/15/31 (f)	7,270	7,981
BG Energy Capital PLC
4.00%, 10/15/21 (f)	1,850	1,869
BP Capital Markets P.L.C.
2.50%, 11/06/22	600	618
Energy Transfer LP
7.60%, 02/01/24	1,030	1,176
4.95%, 06/15/28	2,925	3,392
Equinor ASA
3.70%, 03/01/24	50	54
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (f)	14,785	14,537
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (f)	2,861	2,945
3.45%, 10/15/27 (f)	465	490
Hess Corporation
7.30%, 08/15/31	11,345	15,373
Qatar Petroleum
2.25%, 07/12/31 (f)	4,490	4,442
3.13%, 07/12/41 (f)	3,745	3,731
Western Midstream Operating, LP
4.00%, 07/01/22	4,950	5,037
		61,645
Information Technology 0.4%
Apple Inc.
3.25%, 02/23/26	1,106	1,215
Broadcom Inc.
4.70%, 04/15/25	11,565	13,018
Microchip Technology Incorporated
0.97%, 02/15/24 (f)	10,715	10,713
Oracle Corporation
3.65%, 03/25/41	2,860	3,036
3.60%, 04/01/50	5,570	5,727
3.95%, 03/25/51	5,030	5,496
3.85%, 04/01/60	1,495	1,588
		40,793
Consumer Discretionary 0.4%
AutoZone, Inc.
3.25%, 04/15/25	3,000	3,226
Discovery Communications, LLC
3.63%, 05/15/30	7,490	8,172
4.65%, 05/15/50	801	940
4.00%, 09/15/55	2,794	2,954
ERAC USA Finance LLC
3.30%, 10/15/22 (f)	1,045	1,082
Genting New York LLC
3.30%, 02/15/26 (f)	10,068	10,163
Hyundai Capital America
0.80%, 04/03/23 (f)	7,830	7,828
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (f)	4,370	4,713
		39,078
Consumer Staples 0.4%
Altria Group, Inc.
5.80%, 02/14/39	2,085	2,571
4.50%, 05/02/43	745	805
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,540	5,170
4.38%, 04/15/38	1,050	1,254
4.95%, 01/15/42	200	254
3.75%, 07/15/42	820	898
4.60%, 04/15/48	2,280	2,779
BAT Capital Corp.
3.56%, 08/15/27	16,355	17,504
Conagra Brands, Inc.
1.38%, 11/01/27	4,250	4,147
Sigma Alimentos, S.A. de C.V.
4.13%, 05/02/26 (f)	2,620	2,850
		38,232
Real Estate 0.1%
American Tower Corporation
5.00%, 02/15/24	410	455
Brixmor Operating Partnership LP
2.25%, 04/01/28	5,905	5,908
SBA Towers, LLC
1.63%, 05/15/51	2,570	2,568
Scentre Management Limited
3.63%, 01/28/26 (f)	5,496	6,006
		14,937
Total Corporate Bonds And Notes (cost $984,949)		1,022,132
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.8%
AASET Trust
Series 2019-A-1, 3.84%, 05/15/26	978	978
ALM Ltd/KY
Series 2021-A2-16A, 1.73%, (3 Month USD LIBOR + 1.65%), 07/15/36 (e)	4,515	4,517
Angel Oak Mortgage Trust
Series 2019-A1-4, REMIC, 2.99%, 08/25/23 (e)	1,106	1,107
Series 2019-A1-6, REMIC, 2.62%, 12/25/23 (e)	1,303	1,311
Angel Oak Mortgage Trust I, LLC
Series 2018-A1-3, REMIC, 3.65%, 09/25/22 (e)	1,697	1,701
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (e)	1,374	1,395
ARI Fleet Lease Trust
Series 2018-A2-B, 3.22%, 10/15/21	491	493
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.27%, (3 Month USD LIBOR + 1.09%), 01/15/31 (e)	1,355	1,349
Avery Point IV CLO, Limited
Series 2014-BR-1A, 1.78%, (3 Month USD LIBOR + 1.60%), 04/27/26 (e)	2,161	2,162
BA Master Credit Card Trust II
Series 2018-A-1A, 0.58%, (1 Month USD LIBOR + 0.49%), 01/23/23 (e)	7,450	7,494
Bain Capital Credit CLO
Series 2021-A-3A, 1.35%, (3 Month USD LIBOR + 1.16%), 07/24/34 (e)	2,535	2,538
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-PARK, REMIC, 4.23%, 08/10/28 (e)	3,210	3,683

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Banc of America Alternative Loan Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,247
Battalion CLO Ltd
Series 2021-B-20A, 0.00%, (3 Month USD LIBOR + 1.75%), 07/15/34 (e)	2,995	2,996
Bayview Koitere Fund Trust
Series 2017-A-SPL3, REMIC, 4.00%, 11/28/53 (e)	810	828
Series 2017-A-RT4, REMIC, 3.50%, 07/28/57 (e)	1,804	1,850
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, REMIC, 3.50%, 06/28/57 (e)	1,157	1,187
Series 2017-A-SPL1, REMIC, 4.00%, 10/28/64 (e)	1,148	1,173
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, REMIC, 3.50%, 01/28/55 (e)	824	843
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 2.15%, (1 Month USD LIBOR + 2.05%), 11/15/22 (e)	3,450	3,493
BlueMountain CLO Ltd
Series 2012-BR2-2A, 1.61%, (3 Month USD LIBOR + 1.45%), 11/20/28 (e)	4,820	4,798
Series 2021-B-31A, 0.00%, (3 Month USD LIBOR + 1.70%), 04/19/34 (e)	3,000	3,000
Canadian Pacer Auto Receivables Trust
Series 2018-A3-2A, 3.27%, 12/19/21	99	100
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (i)	1,926	1,921
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (i)	1,265	1,308
Cent CLO
Series 2018-A1-27A, 1.33%, (3 Month USD LIBOR + 1.15%), 10/25/28 (e)	917	917
Series 2021-A1-31A, 1.39%, (3 Month USD LIBOR + 1.20%), 04/20/34 (e)	5,100	5,088
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	5,368	5,456
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,660	1,671
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	870	880
Chesapeake Funding II LLC
Series 2018-A1-2A, 3.23%, 12/15/21	1,027	1,033
Series 2020-A1-1A, 0.87%, 08/15/32	2,737	2,752
CIFC Funding Ltd
Series 2021-B-3A, 1.85%, (3 Month USD LIBOR + 1.70%), 07/15/36 (e)	2,700	2,702
Cloud Pass-Through Trust
Series 2019-CLOU-1A, 3.55%, 12/05/22 (e)	429	431
COLT Mortgage Loan Trust
Series 2020-A1-1, REMIC, 2.49%, 02/25/50 (e)	1,535	1,545
Columbia Cent CLO 30 Ltd
Series 2020-B-30A, 1.97%, (3 Month USD LIBOR + 1.75%), 01/20/34 (e)	1,240	1,240
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 07/15/22	885	901
Credit Acceptance Auto Loan Trust 2020-3
Series 2020-A-3A, 1.24%, 10/15/29	8,645	8,729
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24	1,223	1,238
Series 2019-A2II-1A, 4.02%, 05/20/26	1,091	1,149
Domino's Pizza, Inc.
Series 2021-A2I-1A, 2.66%, 10/25/28	2,895	2,995
Series 2021-A2II-1A, 3.15%, 04/25/31	4,155	4,307
Enterprise Fleet Financing, LLC
Series 2018-A2-3, 3.38%, 10/20/21	717	721
Series 2019-A2-2, 2.29%, 02/20/23	2,592	2,629
Series 2019-A2-3, REMIC, 2.06%, 02/20/23	1,193	1,209
First National Master Note Trust
Series 2018-A-1, 0.53%, (1 Month USD LIBOR + 0.46%), 10/15/21 (e)	7,680	7,688
FirstKey Homes 2020-SFR1 Trust
Series 2021-A-SFR1, 1.54%, 08/17/26	8,230	8,230
Ford Credit Auto Lease Trust 2021-A
Series 2021-C-A, 0.78%, 07/15/23	2,910	2,910
Ford Credit Auto Owner Trust 2021-REV1
Series 2021-B-1, 1.61%, 04/15/26	1,390	1,392
Series 2021-C-1, 1.91%, 04/15/26	1,165	1,167
FREMF Mortgage Trust
Series 2013-B-K24, REMIC, 3.63%, 09/25/22 (e)	730	754
Series 2017-B-K725, REMIC, 4.02%, 02/25/24 (e)	725	776
Series 2015-B-K44, REMIC, 3.81%, 01/25/25 (e)	1,300	1,393
Series 2015-B-K46, REMIC, 3.82%, 03/25/25 (e)	720	772
Series 2015-B-K50, REMIC, 3.91%, 08/25/25 (e)	910	995
Series 2018-B-K733, REMIC, 4.22%, 09/25/25 (e)	4,015	4,431
Series 2016-B-K55, REMIC, 4.30%, 04/25/26 (e)	1,165	1,299
Series 2019-B-K99, REMIC, 3.65%, 09/25/29 (e)	3,625	3,957
Series 2020-B-K104, REMIC, 3.66%, 01/25/30 (e)	3,660	3,977
Galaxy XXIV CLO, Ltd
Series 2017-B-24A, 1.58%, (3 Month USD LIBOR + 1.40%), 01/15/31 (e)	2,000	1,989
GreatAmerica Financial Services Corporation
Series 2018-A4-1, 2.83%, 06/17/24	669	673
GS Mortgage Securities Trust
Series 2016-A4-GS3, REMIC, 2.85%, 09/14/26	4,000	4,269
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	215	217
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (i)	774	761
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (f) (i)	1,372	1,368
KKR CLO 16 Ltd
Series A1R-16, 1.44%, (3 Month USD LIBOR + 1.25%), 01/20/29 (e)	3,442	3,442
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, 0.77%, (1 Month USD LIBOR + 0.70%), 03/15/23 (e)	1,460	1,462
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f) (i)	842	848
Madison Park Funding XVIII, Ltd.
Series 2015-A1R-18A, 1.38%, (3 Month USD LIBOR + 1.19%), 10/21/30 (e)	6,530	6,533
Magnetite VII Ltd
Series 2012-A1R2-7A, 0.98%, (3 Month USD LIBOR + 0.80%), 01/18/28 (e)	4,235	4,235
Magnetite XVIII, Limited
Series 2016-BR-18A, 1.66%, (3 Month USD LIBOR + 1.50%), 11/15/28 (e)	6,315	6,287
Magnetite XXIX, Limited
Series 2021-B-29A, 1.59%, (3 Month USD LIBOR + 1.40%), 01/17/34 (e)	3,500	3,496
MAPS Ltd
Series 2019-A-1A, 4.46%, 03/15/26	469	472
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (e)	1,135	1,162
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 07/25/23 (e)	133	134
Series 2017-A1-3, REMIC, 2.75%, 03/25/24 (e)	1,128	1,144
MMAF Equipment Finance LLC
Series 2019-A3-B, 2.01%, 12/12/24	3,450	3,514
Series 2016-A5-AA, 2.21%, 12/15/32	1,865	1,903
Neuberger Berman Loan Advisers CLO 25 Ltd
Series 2017-BR-25A, 1.54%, (3 Month USD LIBOR + 1.35%), 10/18/29 (e)	7,170	7,153
New Residential Mortgage Loan Trust
Series 2017-A1-3A, REMIC, 4.00%, 04/25/57 (e)	1,561	1,676
Octagon Investment Partners 51 Ltd
Series 2021-B-1A, 0.00%, (3 Month USD LIBOR + 1.70%), 07/20/34 (e)	2,850	2,852
OneMain Direct Auto Receivables Trust
Series 2018-A-1A, 3.43%, 12/16/24	1,795	1,803

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
Race Point VIII CLO, Ltd
Series 2013-BR2-8A, 1.68%, (3 Month USD LIBOR + 1.50%), 02/20/30 (e)	505	500
Regatta VI Funding Ltd
Series 2016-AR2-1A, 1.31%, (3 Month USD LIBOR + 1.16%), 04/20/34 (e)	6,000	6,002
Rockland Park Limited
Series 2021-B-1A, 1.81%, (3 Month USD LIBOR + 1.65%), 04/20/34 (e)	6,025	6,027
Santander Retail Auto Lease Trust
Series 2019-A3-B, REMIC, 2.30%, 03/20/22	834	841
SBA Towers, LLC
Series SBATT-1C-181, 3.45%, 03/15/23 (f)	2,595	2,639
Series 2019-1C-1, 2.84%, 01/15/25	1,930	2,012
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,525
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/31	2,490	2,410
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	1,008
Series 2021-A-3-A, 2.51%, 11/15/43	605	581
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	9,800	9,741
Securitized Term Auto Receivables Trust
Series 2018-A3-2A, 3.33%, 10/25/21	1,359	1,364
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35	3,560	3,801
Shackleton CLO Ltd
Series 2015-A1R-8A, 1.11%, (3 Month USD LIBOR + 0.92%), 10/20/27 (e)	4,417	4,417
Sound Point CLO, Ltd.
Series 2013-A1-2RA, 1.13%, (3 Month USD LIBOR + 0.95%), 04/16/29 (e) (f)	5,400	5,383
Springleaf Funding Trust
Series 2015-A-BA, 3.48%, 07/15/21	165	165
Start III LTD
Series 2019-A-2, 3.54%, 11/15/26 (f)	77	77
START Ireland
Series 2019-A-1, 4.09%, 03/15/26	970	971
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 1.14%, (3 Month USD LIBOR + 0.95%), 07/14/26 (e)	1,055	1,055
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 09/25/22 (e)	281	282
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (e)	350	355
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (e)	1,140	1,163
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (e)	923	952
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (e)	2,010	2,069
United Airlines Pass Through Trust
Series 2018-B-1, 4.60%, 03/01/26	481	492
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	100	103
Vantage Data Centers Issuer, LLC
Series 2019-A2-1A, 3.19%, 07/15/24	3,711	3,849
Series 2020-A2-1A, 1.65%, 09/15/25	5,400	5,390
Voya CLO Ltd
Series 2014-AAR2-1A, 1.18%, (3 Month USD LIBOR + 0.99%), 04/18/31 (e)	858	856
Wellfleet CLO X, Ltd.
Series 2019-A2R-XA, 1.92%, (3 Month USD LIBOR + 1.75%), 07/20/32 (e)	3,000	3,001
Wells Fargo Commercial Mortgage Trust
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	2,018
Series 2017-A5-C38, REMIC, 3.45%, 06/17/27	5,400	5,957
Westlake Automobile Receivables Trust
Series 2019-A2-3A, 2.15%, 02/15/23	435	436
Total Non-U.S. Government Agency Asset-Backed Securities (cost $272,057)		275,641
SHORT TERM INVESTMENTS 9.6%
Investment Companies 8.8%
JNL Government Money Market Fund - Institutional Class, 0.01% (j) (k)	870,879	870,879
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (j) (k)	82,503	82,503
Total Short Term Investments (cost $953,382)		953,382
Total Investments 106.2% (cost $8,187,766)		10,518,751
Other Derivative Instruments (0.0)%		(98)
Other Assets and Liabilities, Net (6.2)%		(614,136)
Total Net Assets 100.0%		9,904,517

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  All or a portion of the security is pledged or segregated as collateral.

(d)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2021, the total payable for investments purchased on a delayed delivery basis was $520,224.

(e)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f)  Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $427,587 and 4.3% of the Fund.

(g)  Convertible security.

(h)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.

(j)  Investment in affiliate.

(k)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Ultra Bond	(170)	September 2021	(24,915)	(90)	(109)
United States 5 Year Note	(129)	October 2021	(15,969)	(8)	46
				(98)	(63)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	6,182,366	257,118	—	6,439,484
Government And Agency Obligations	—	1,828,112	—	1,828,112
Corporate Bonds And Notes	—	1,022,132	—	1,022,132
Non-U.S. Government Agency Asset-Backed Securities	—	275,641	—	275,641
Short Term Investments	953,382	—	—	953,382
	7,135,748	3,383,003	—	10,518,751
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	46	—	—	46
	46	—	—	46
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(109)	—	—	(109)
	(109)	—	—	(109)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/WMC Equity Income Fund
COMMON STOCKS 98.1%
Financials 21.4%
Bank of America Corp.	515	21,254
BlackRock, Inc.	14	12,050
Chubb Limited	84	13,337
JPMorgan Chase & Co.	175	27,161
M&T Bank Corporation	36	5,256
MetLife, Inc.	218	13,056
Morgan Stanley	173	15,858
Progressive Corp.	92	9,026
The Blackstone Group Inc. - Class A	65	6,340
The PNC Financial Services Group, Inc.	40	7,656
Truist Financial Corporation	190	10,551
		141,545
Health Care 17.5%
Anthem Inc.	16	6,287
AstraZeneca PLC - ADR (a) (b)	93	5,552
Baxter International Inc.	71	5,715
Becton, Dickinson and Company	36	8,681
Eli Lilly & Co.	67	15,464
Johnson & Johnson	157	25,944
Medtronic Public Limited Company	51	6,352
Merck & Co., Inc.	150	11,664
Novartis AG - Class N	50	4,556
Pfizer Inc.	382	14,948
UnitedHealth Group Incorporated	27	10,977
		116,140
Consumer Staples 14.7%
Archer-Daniels-Midland Company	130	7,870
Kellogg Co.	78	4,992
Kimberly-Clark Corporation	46	6,108
Mondelez International, Inc. - Class A (a)	259	16,145
Nestle SA - Series B - ADR	47	5,806
PepsiCo, Inc. (a)	62	9,146
Philip Morris International Inc.	150	14,865
Procter & Gamble Co. (a)	137	18,468
The Coca-Cola Company	115	6,221
Unilever Plc - ADR	133	7,775
		97,396
Industrials 10.7%
Caterpillar Inc.	35	7,554
Eaton Corporation Public Limited Company	78	11,594
General Dynamics Corporation	48	8,948
Honeywell International Inc. (a)	19	4,218
Johnson Controls International Public Limited Company	124	8,540
Lockheed Martin Corporation	27	10,334
Raytheon BBN Technologies Corp.	116	9,910
Union Pacific Corporation	28	6,076
Waste Management, Inc.	25	3,442
		70,616
Information Technology 8.4%
Analog Devices, Inc. (a)	38	6,621
Automatic Data Processing Inc. (a)	34	6,787
Cisco Systems, Inc. (a)	429	22,744
Corning Incorporated	232	9,475
TE Connectivity Ltd.	74	10,038
		55,665
Utilities 6.8%
American Electric Power Co. Inc. (a)	80	6,740
Dominion Energy, Inc.	106	7,806
DTE Energy Company	28	3,571
Duke Energy Corporation	55	5,403
Entergy Corporation	44	4,434
Exelon Corporation (a)	137	6,091
Sempra Energy	63	8,321
UGI Corp.	51	2,367
		44,733
Energy 5.5%
ConocoPhillips	176	10,707
Phillips 66	73	6,279
Pioneer Natural Resources Co.	79	12,823
TC Energy Corporation	134	6,609
		36,418
Consumer Discretionary 4.3%
Lowe`s Companies, Inc.	31	6,044
McDonald's Corporation	33	7,608
The Home Depot, Inc.	38	12,200
TJX Cos. Inc.	41	2,769
		28,621
Communication Services 4.2%
Comcast Corporation - Class A (a)	310	17,694
Verizon Communications Inc.	179	10,022
		27,716
Materials 3.0%
Celanese Corp. - Class A	47	7,160
PPG Industries, Inc.	49	8,370
Rio Tinto PLC - ADR (b)	56	4,673
		20,203
Real Estate 1.6%
Crown Castle International Corp.	53	10,422
Total Common Stocks (cost $637,130)		649,475
PREFERRED STOCKS 0.8%
Health Care 0.8%
Roche Holding AG	14	5,314
Total Preferred Stocks (cost $4,822)		5,314
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	5,311	5,311
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	2,896	2,896
Total Short Term Investments (cost $8,207)		8,207
Total Investments 100.2% (cost $650,159)		662,996
Other Assets and Liabilities, Net (0.2)%		(1,140)
Total Net Assets 100.0%		661,856

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/WMC Equity Income Fund – Long Term Investments in Affiliates

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/WMC Equity Income Fund
Vanguard Variable Insurance Fund - Equity Income Portfolio	562,576	54,363	578,374	24,340	894	(39,459)	—	—
	562,576	54,363	578,374	24,340	894	(39,459)	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Equity Income Fund
Assets - Securities
Common Stocks	644,919	4,556	—	649,475
Preferred Stocks	5,314	—	—	5,314
Short Term Investments	8,207	—	—	8,207
	658,440	4,556	—	662,996

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/WMC Global Real Estate Fund
COMMON STOCKS 99.2%
United States of America 53.8%
American Tower Corporation	90	24,376
Brixmor Property Group Inc.	1,414	32,357
Brookdale Senior Living Inc. (a)	750	5,927
Caesars Entertainment, Inc. (a)	92	9,592
Camden Property Trust	146	19,336
CBRE Group, Inc. - Class A (a)	221	18,955
Crown Castle International Corp.	81	15,882
Douglas Emmett, Inc.	345	11,595
Equinix, Inc.	25	20,300
Extra Space Storage Inc.	152	24,877
Healthpeak Properties, Inc.	512	17,058
Independence Realty Trust, Inc.	988	18,015
Invitation Homes Inc.	671	25,020
Kilroy Realty Corporation	111	7,744
Life Storage Inc.	156	16,726
Pebblebrook Hotel Trust	283	6,655
Playa Hotels & Resorts N.V. (a)	1,642	12,198
PotlatchDeltic Corp. (a)	181	9,632
ProLogis Inc.	420	50,153
Retail Opportunity Investments Corp. (a)	911	16,096
Rexford Industrial Realty, Inc.	310	17,672
Ryman Hospitality Properties, Inc. (a)	125	9,841
Simon Property Group, Inc.	125	16,303
SL Green Realty Corp.	273	21,805
Sun Communities Inc.	106	18,089
The Howard Hughes Corporation (a)	75	7,268
UDR, Inc.	552	27,060
VICI Properties Inc.	791	24,527
Welltower Inc.	365	30,332
		535,391
Japan 10.5%
Comforia Residential REIT, Inc	3	9,588
Frontier Real Estate Investment Corporation	2	9,566
Heiwa Real Estate Co., Ltd.	233	8,786
HEIWA REAL ESTATE REIT, Inc.	6	9,367
Hoshino Resorts REIT, Inc.	2	9,654
Mitsui Fudosan Co. Ltd.	1,315	30,382
Open House Co.,Ltd.	212	9,928
Tokyo Tatemono Co. Ltd.	1,230	17,480
		104,751
United Kingdom 6.2%
Safestore Holdings PLC	645	8,438
Savills PLC	747	11,859
Taylor Wimpey Plc	3,577	7,864
Unite Group Plc	1,273	18,908
Workspace Group PLC	1,242	14,320
		61,389
Hong Kong 5.3%
CK Asset Holdings Limited	3,413	23,526
Link Real Estate Investment Trust	2,068	20,006
Sino Land Co.	6,110	9,626
		53,158
Spain 3.7%
Cellnex Telecom, S.A. (b)	404	25,812
Melia Hotels International, S.A. (a)	1,431	10,599
		36,411
Sweden 3.4%
AB Sagax - Class B	335	9,944
Catena AB	228	12,193
Fastighets Ab Balder - Class B (a)	184	11,523
		33,660
Australia 3.4%
Goodman Funding Pty Ltd	1,190	18,869
Mirvac Group	6,653	14,532
		33,401
France 3.0%
Kaufman & Broad SA	210	10,005
Mercialys	765	9,265
Nexity	205	10,250
		29,520
Canada 2.4%
Brookfield Asset Management Inc. - Class A (a) (c)	311	15,851
Brookfield Asset Management Reinsurance Partners Ltd. - Class A (a)	2	113
StorageVault Canada Inc. (c)	2,003	7,771
		23,735
Germany 1.7%
TAG Immobilien AG	533	16,918
Singapore 1.3%
CapitaMall Trust	8,068	12,569
China 1.0%
Longfor Group Holdings Limited	1,823	10,238
Vietnam 1.0%
Vinhomes Joint Stock Company	1,947	10,003
Finland 1.0%
Kojamo Oyj (b)	431	9,850
Mexico 0.8%
Corporacion Inmobiliaria Vesta, S.A.B. DE C.V.	4,183	8,137
Philippines 0.7%
Ayala Land Inc.	9,739	7,186
Malta 0.0%
BGP Holdings PLC (a) (d)	5,552	4
Total Common Stocks (cost $916,578)		986,321
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.01% (e) (f)	3,827	3,827
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (e) (f)	91	91
Total Short Term Investments (cost $3,918)		3,918
Total Investments 99.6% (cost $920,496)		990,239
Other Assets and Liabilities, Net 0.4%		4,027
Total Net Assets 100.0%		994,266

(a)  Non-income producing security.

(b)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c)  All or a portion of the security was on loan as of June 30, 2021.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

JNL/WMC Global Real Estate Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cellnex Telecom, S.A.	02/09/21	22,497	25,812	2.6
Kojamo Oyj	04/15/21	9,268	9,850	1.0
		31,765	35,662	3.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL/WMC Global Real Estate Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	MSC	07/02/21	HKD	(1,698)	(219)	—
USD/HKD	MSC	07/06/21	HKD	(3,863)	(497)	—
					(716)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	535,391	—	—	535,391
Japan	—	104,751	—	104,751
United Kingdom	—	61,389	—	61,389
Hong Kong	—	53,158	—	53,158
Spain	—	36,411	—	36,411
Sweden	—	33,660	—	33,660
Australia	—	33,401	—	33,401
France	—	29,520	—	29,520
Canada	23,735	—	—	23,735
Germany	—	16,918	—	16,918
Singapore	—	12,569	—	12,569
China	—	10,238	—	10,238
Vietnam	—	10,003	—	10,003
Finland	—	9,850	—	9,850
Mexico	8,137	—	—	8,137
Philippines	—	7,186	—	7,186
Malta	—	—	4	4
Short Term Investments	3,918	—	—	3,918
	571,181	419,054	4	990,239
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 84.6%
U.S. Treasury Bill 71.3%
Treasury, United States Department of
0.10%, 07/01/21 (a)	48,250	48,250
0.05%, 07/06/21 (a)	49,500	49,500
0.02%, 07/08/21 (a)	23,425	23,425
0.02%, 07/15/21 (a)	58,275	58,274
0.05%, 07/20/21 (a)	48,375	48,374
0.10%, 07/22/21 (a)	49,200	49,197
0.04%, 07/27/21 (a)	40,446	40,444
0.04%, 07/29/21 - 11/12/21 (a)	70,600	70,592
0.01%, 08/03/21 (a)	23,975	23,974
0.03%, 08/05/21 (a)	86,925	86,922
0.02%, 08/10/21 (a)	11,525	11,525
0.05%, 08/12/21 (a)	12,625	12,624
0.02%, 08/17/21 (a)	22,500	22,499
0.06%, 08/19/21 (a)	12,450	12,449
0.03%, 08/24/21 (a)	62,450	62,447
0.02%, 08/26/21 (a)	89,250	89,247
0.03%, 08/31/21 (a)	25,000	24,999
0.04%, 09/02/21 (a)	84,750	84,744
0.03%, 09/07/21 (a)	65,000	64,997
0.01%, 09/09/21 (a)	34,700	34,698
0.02%, 09/14/21 (a)	46,200	46,198
0.04%, 09/16/21 (a)	70,650	70,645
0.02%, 09/21/21 (a)	46,950	46,948
0.04%, 09/23/21 (a)	24,025	24,023
0.02%, 09/28/21 (a)	47,250	47,248
0.03%, 09/30/21 (a)	47,250	47,245
0.03%, 10/05/21 (a)	23,475	23,473
0.06%, 10/07/21 (a)	32,850	32,844
0.03%, 10/12/21 (a)	20,000	19,998
0.04%, 10/14/21 (a)	20,000	19,998
0.04%, 10/19/21 (a)	9,284	9,283
0.05%, 10/26/21 (a)	95,000	94,985
0.04%, 10/28/21 (a)	22,000	21,997
0.05%, 11/04/21 (a)	22,775	22,772
0.03%, 11/18/21 (a)	47,250	47,244
0.04%, 12/02/21 (a)	48,938	48,927
0.04%, 12/09/21 (a)	23,125	23,121
0.05%, 12/16/21 (a)	11,550	11,548
0.06%, 12/23/21 (a)	23,000	22,994
0.11%, 12/30/21 (a)	25,150	25,136
0.05%, 01/27/22 (a)	12,300	12,294
0.07%, 06/16/22 (a)	11,445	11,437
		1,649,539
U.S. Government Agency Obligations 10.7%
Council of Federal Home Loan Banks
0.12%, (SOFR + 0.08%), 07/23/21 (b) (c)	3,900	3,900
0.11%, (SOFR + 0.06%), 02/11/22 (b) (c)	8,650	8,650
0.06%, (SOFR + 0.01%), 03/30/22 (b) (c)	23,000	23,000
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
0.29%, (SOFR + 0.24%), 07/07/21 (b) (c)	58,500	58,500
0.14%, (3 Month Treasury + 0.09%), 06/03/22 (b) (c)	8,515	8,516
Federal Farm Credit Banks Funding Corporation
0.06%, (SOFR + 0.01%), 02/23/22 (b) (c)	72,000	71,995
0.32%, (3 Month Treasury + 0.27%), 05/16/22 (b) (c)	6,150	6,148
0.10%, (SOFR + 0.05%), 09/08/22 (b) (c)	18,700	18,699
0.11%, 04/13/23 (b) (c)	14,500	14,500
Federal Home Loan Bank of New York
0.11%, (SOFR + 0.06%), 05/12/22 (b) (c)	30,000	30,000
FHLBanks Office of Finance
0.02%, (3 Month USD LIBOR + -0.10%), 09/13/21 (b) (c)	2,675	2,675
		246,583
U.S. Treasury Note 2.6%
Treasury, United States Department of
0.35%, (3 Month Treasury + 0.30%), 10/31/21 (b)	11,355	11,362
0.16%, (3 Month Treasury + 0.11%), 04/30/22 (b)	48,075	48,115
		59,477
Total Government And Agency Obligations (cost $1,955,599)		1,955,599
REPURCHASE AGREEMENTS 0.0%
Repurchase Agreements (d)		700
Total Repurchase Agreements (cost $700)		700
Total Investments 84.6% (cost $1,956,299)		1,956,299
Other Assets and Liabilities, Net 15.4%		356,757
Total Net Assets 100.0%		2,313,056

(a)  The coupon rate represents the yield to maturity.

(b)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c)  The security is a direct debt of the agency and not collateralized by mortgages.

(d)  For repurchase agreements held at June 30, 2021, see Repurchase Agreements in the Schedules of Investments.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Government National Mortgage Association, 3.00-4.00%, due 08/20/34-10/15/42	94	102	0.05	06/30/21	07/01/21	100	100	100
BOA	Treasury, United States Department of, 2.75%, due 02/15/28	92	102	0.05	06/30/21	07/01/21	100	100	100
DUB	Treasury, United States Department of, 0.00-7.25%, due 07/15/21-09/15/23	102	102	0.05	06/30/21	07/01/21	100	100	100
GSC	Treasury, United States Department of, 0.50%, due 10/31/27	1	1
	Federal National Mortgage Association, Inc., 2.50-4.50%, due 05/01/48-05/01/51	5	5
	Federal Home Loan Mortgage Corporation, 2.00-5.00%, due 06/01/45-06/01/51	94	96
		100	102	0.05	06/30/21	07/01/21	100	100	100
HSB	Federal Home Loan Mortgage Corporation, 4.00%, due 02/01/42	91	102	0.05	06/30/21	07/01/21	100	100	100
JPM	Federal National Mortgage Association, Inc., 2.00%, due 11/01/50	101	102	0.05	06/30/21	07/01/21	100	100	100
RBC	Government National Mortgage Association, 3.00%, due 06/20/50	-	-
	Treasury, United States Department of, 0.00%, due 07/22/21-04/21/22	102	102
		102	102	0.05	06/30/21	07/01/21	100	100	100
									700

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,955,599	—	1,955,599
Repurchase Agreements	—	700	—	700
	—	1,956,299	—	1,956,299

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 97.5%
Financials 21.3%
Ares Management Corporation - Class A	242	15,417
Assurant, Inc.	146	22,758
Bank of America Corp.	1,157	47,688
BlackRock, Inc.	9	7,548
Chubb Limited	175	27,873
JPMorgan Chase & Co.	410	63,829
LPL Financial Holdings Inc. (a)	144	19,469
M&T Bank Corporation	133	19,373
MetLife, Inc.	538	32,200
Morgan Stanley	217	19,860
Progressive Corp.	194	19,061
The PNC Financial Services Group, Inc.	149	28,416
Truist Financial Corporation	401	22,263
		345,755
Health Care 19.0%
Anthem Inc.	93	35,382
AstraZeneca PLC - ADR (a) (b)	370	22,163
Becton, Dickinson and Company	96	23,238
Boston Scientific Corporation (a)	509	21,767
Centene Corporation (a)	271	19,765
Eli Lilly & Co.	136	31,109
Medtronic Public Limited Company	248	30,817
Merck & Co., Inc.	412	32,006
Pfizer Inc.	1,076	42,155
UnitedHealth Group Incorporated	126	50,567
		308,969
Information Technology 14.2%
Amdocs Limited	259	20,032
Analog Devices, Inc. (a)	116	20,023
Cisco Systems, Inc. (a)	845	44,787
Corning Incorporated	583	23,862
F5 Networks, Inc. (a)	121	22,527
Global Payments Inc.	112	21,008
KLA-Tencor Corp. (a)	47	15,201
Micron Technology, Inc. (a)	297	25,256
Qorvo, Inc. (a)	113	22,119
VMware, Inc. - Class A (a) (b)	102	16,385
		231,200
Industrials 11.5%
Fortune Brands Home & Security, Inc.	168	16,744
General Dynamics Corporation	108	20,257
Johnson Controls International Public Limited Company	333	22,875
Knight-Swift Transportation Holdings Inc. - Class A	458	20,798
L3Harris Technologies, Inc.	97	21,035
Lockheed Martin Corporation	47	17,736
Middleby Corp. (a)	112	19,326
Nvent Electric Public Limited Company	699	21,823
Raytheon BBN Technologies Corp.	312	26,632
		187,226
Materials 5.9%
Axalta Coating Systems Ltd. (a)	503	15,323
Celanese Corp. - Class A	137	20,763
FMC Corporation	159	17,162
Rio Tinto PLC - ADR (b)	226	18,997
Sealed Air Corporation	391	23,161
		95,406
Communication Services 5.7%
Alphabet Inc. - Class C (a)	13	33,790
Booking Holdings Inc. (a)	7	14,314
Comcast Corporation - Class A (a)	770	43,893
		91,997
Utilities 4.8%
Dominion Energy, Inc.	280	20,575
Entergy Corporation	169	16,807
Exelon Corporation (a)	480	21,291
Sempra Energy	146	19,369
		78,042
Real Estate 4.8%
CBRE Group, Inc. - Class A (a)	226	19,380
Crown Castle International Corp.	88	17,250
Gaming and Leisure Properties, Inc. (a)	531	24,614
Host Hotels & Resorts, Inc. (a)	964	16,477
		77,721
Consumer Discretionary 4.7%
Gentex Corp. (a)	566	18,734
Lennar Corporation - Class A	209	20,765
The Home Depot, Inc.	52	16,579
TJX Cos. Inc.	291	19,596
		75,674
Consumer Staples 2.9%
Keurig Dr Pepper Inc. (a)	651	22,950
Mondelez International, Inc. - Class A (a)	373	23,306
		46,256
Energy 2.7%
Phillips 66	248	21,297
Pioneer Natural Resources Co.	135	21,874
		43,171
Total Common Stocks (cost $1,188,756)		1,581,417
PREFERRED STOCKS 1.2%
Health Care 1.2%
Roche Holding AG	51	19,372
Total Preferred Stocks (cost $14,122)		19,372
SHORT TERM INVESTMENTS 3.1%
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (c) (d)	27,088	27,088
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 0.01% (c) (d)	22,873	22,873
Total Short Term Investments (cost $49,961)		49,961
Total Investments 101.8% (cost $1,252,839)		1,650,750
Other Assets and Liabilities, Net (1.8)%		(28,394)
Total Net Assets 100.0%		1,622,356
(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of June 30, 2021.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,581,417	—	—	1,581,417
Preferred Stocks	19,372	—	—	19,372
Short Term Investments	49,961	—	—	49,961
	1,650,750	—	—	1,650,750

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC. The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. The total value and cost of these investments is included in investments – affiliated in the Statements of Assets and Liabilities and the associated income is included in affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended June 30, 2021. The following table details the investments held during the period ended June 30, 2021.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Bond Index Fund	137,621	—	137,621	—	—	—
JNL/Mellon Emerging Markets Index Fund	11,021	—	11,021	—	—	—
JNL/Mellon International Index Fund	3,682	40,908	44,590	—	—	—
JNL/Mellon S&P 400 MidCap Index Fund	24,201	—	24,201	—	—	—
JNL/Mellon Small Cap Index Fund	6,493	—	6,493	—	—	—
JNL iShares Tactical Growth Fund	472	25,554	25,930	—	96	—
JNL iShares Tactical Moderate Fund	157	20,936	20,681	—	412	0.2
JNL iShares Tactical Moderate Growth Fund	1,250	17,675	17,382	—	1,543	0.4
JNL/Vanguard Growth ETF Allocation Fund	1,273	916,466	916,950	—	789	—
JNL/Vanguard Moderate ETF Allocation Fund	1,716	46,220	47,192	—	744	0.1
JNL/Vanguard Moderate Growth ETF Allocation Fund	3,730	81,081	83,323	—	1,488	0.2
JNL Bond Index Fund	—	316,491	160,165	1	156,326	11.5
JNL Emerging Markets Index Fund	—	71,321	53,955	—	17,366	1.5
JNL International Index Fund	—	40,724	34,970	—	5,754	0.2
JNL Mid Cap Index Fund	—	110,074	73,524	—	36,550	1.0
JNL Small Cap Index Fund	—	88,686	76,038	—	12,648	0.4
JNL Multi-Manager Alternative Fund	131,983	669,711	540,158	—	261,536	22.1
JNL Multi-Manager Emerging Markets Equity Fund	11,443	227,869	214,017	—	25,295	1.4
JNL Multi-Manager International Small Cap Fund	2,867	135,502	120,774	—	17,595	2.0
JNL Multi-Manager Mid Cap Fund	50,803	450,661	460,954	2	40,510	2.3
JNL Multi-Manager Small Cap Growth Fund	93,102	444,070	437,869	4	99,303	2.8
JNL Multi-Manager Small Cap Value Fund	30,757	402,784	378,202	—	55,339	2.8
JNL S&P 500 Index Fund	2,466	24,933	24,806	—	2,593	1.1
JNL/AQR Large Cap Defensive Style Fund	3,091	30,559	15,397	—	18,253	4.6
JNL/Baillie Gifford International Growth Fund	—	149,652	138,132	—	11,520	0.8
JNL/Baillie Gifford U.S. Equity Growth Fund	—	146,560	145,272	—	1,288	0.8
JNL/BlackRock Advantage International Fund	997	9,717	9,309	—	1,405	2.8
JNL/BlackRock Global Allocation Fund	—	365,000	70,000	—	295,000	7.1
JNL/BlackRock Global Natural Resources Fund	3,463	147,961	144,034	—	7,390	0.9
JNL/BlackRock Large Cap Select Growth Fund	32,810	388,945	406,444	—	15,311	0.3
JNL/Causeway International Value Select Fund	10,465	206,320	183,823	1	32,962	2.3
JNL/ClearBridge Large Cap Growth Fund	34,215	123,634	156,304	2	1,545	0.1
JNL/DFA International Core Equity Fund	1,301	26,517	26,917	—	901	1.1
JNL/DFA U.S. Core Equity Fund	2,146	103,876	103,334	—	2,688	0.2
JNL/DFA U.S. Small Cap Fund	—	174,115	170,622	—	3,493	0.6
JNL/DoubleLine Core Fixed Income Fund	85,164	459,961	470,671	4	74,454	2.0
JNL/DoubleLine Emerging Markets Fixed Income Fund	7,967	281,221	278,567	—	10,621	1.2
JNL/DoubleLine Shiller Enhanced CAPE Fund	190,055	647,977	666,187	—	171,845	6.7
JNL/DoubleLine Total Return Fund	72,187	589,225	614,498	—	46,914	1.7
JNL/Fidelity Institutional Asset Management Total Bond Fund	133,291	197,618	247,643	6	83,266	6.4
JNL/First Sentier Global Infrastructure Fund	8,438	109,437	100,129	—	17,746	1.7
JNL/Franklin Templeton Global Multisector Bond Fund	63,596	250,949	243,599	—	70,946	13.2
JNL/Franklin Templeton Growth Allocation Fund	34,440	109,754	112,112	—	32,082	2.7
JNL/Franklin Templeton Income Fund	1,166	239,521	205,424	—	35,263	2.1
JNL/Goldman Sachs 4 Fund	—	254,286	232,123	—	22,163	0.4
JNL/GQG Emerging Markets Equity Fund	51,122	354,463	387,807	2	17,778	1.7
JNL/Harris Oakmark Global Equity Fund	14,091	100,235	82,568	—	31,758	3.3
JNL/Heitman U.S. Focused Real Estate Fund	1,620	40,427	40,796	—	1,251	0.5
JNL/Invesco Diversified Dividend Fund	48,887	67,753	88,205	2	28,435	2.8
JNL/Invesco Global Growth Fund	10,341	136,073	143,150	—	3,264	0.1
JNL/Invesco International Growth Fund	26,781	123,625	124,571	1	25,835	2.2
JNL/Invesco Small Cap Growth Fund	56,874	381,367	402,443	4	35,798	1.3
JNL/JPMorgan Global Allocation Fund	62,134	380,229	382,756	—	59,607	4.1
JNL/JPMorgan Hedged Equity Fund	10,734	79,858	82,553	—	8,039	1.4
JNL/JPMorgan MidCap Growth Fund	36,583	518,218	491,704	2	63,097	1.6
JNL/JPMorgan U.S. Government & Quality Bond Fund	141,606	393,775	433,228	3	102,153	5.7
JNL/JPMorgan U.S. Value Fund	14,155	132,096	139,621	—	6,630	0.5
JNL/Lazard International Strategic Equity Fund	2,863	51,269	44,834	—	9,298	2.0
JNL/Loomis Sayles Global Growth Fund	13,027	59,070	63,322	1	8,775	0.9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Lord Abbett Short Duration Income Fund	11,093	434,535	436,496	1	9,132	1.2
JNL/Mellon Communication Services Sector Fund	697	51,211	49,895	—	2,013	0.6
JNL/Mellon Consumer Discretionary Sector Fund	9,228	169,353	174,056	—	4,525	0.2
JNL/Mellon Consumer Staples Sector Fund	1,652	28,002	28,351	—	1,303	0.6
JNL/Mellon Dow Index Fund	14,871	60,793	43,407	1	32,257	2.4
JNL/Mellon Energy Sector Fund	1,072	216,228	208,220	—	9,080	0.7
JNL/Mellon Equity Income Fund	3,824	236,247	223,191	—	16,880	3.5
JNL/Mellon Financial Sector Fund	2,058	177,188	171,617	—	7,629	0.5
JNL/Mellon Healthcare Sector Fund	13,344	159,139	166,437	—	6,046	0.1
JNL/Mellon Industrials Sector Fund	699	75,125	72,944	—	2,880	1.1
JNL/Mellon Information Technology Sector Fund	13,438	344,224	339,682	1	17,980	0.3
JNL/Mellon Materials Sector Fund	383	67,345	66,995	—	733	0.3
JNL/Mellon MSCI KLD 400 Social Index Fund	448	29,448	29,009	—	887	0.4
JNL/Mellon Nasdaq 100 Index Fund	71,260	324,013	363,724	—	31,549	0.5
JNL/Mellon Real Estate Sector Fund	315	42,949	40,540	—	2,724	1.5
JNL/Mellon S&P 500 Index Fund	110,667	243,005	290,505	—	63,167	0.5
JNL/Mellon U.S. Stock Market Index Fund	—	263,800	237,779	—	26,021	0.4
JNL/Mellon Utilities Sector Fund	1,569	28,947	29,172	—	1,344	0.5
JNL/Mellon World Index Fund	2,414	28,019	28,266	—	2,167	0.5
JNL/MFS Mid Cap Value Fund	3,963	216,712	199,466	—	21,209	1.0
JNL/Morningstar PitchBook Listed Private Equity Index Fund	—	5,378	5,371	—	7	0.1
JNL/Morningstar Wide Moat Index Fund	3,332	55,359	56,427	—	2,264	0.2
JNL/Neuberger Berman Commodity Strategy Fund	1,562	21,949	22,152	—	1,359	5.8
JNL/Neuberger Berman Strategic Income Fund	7,044	264,337	196,215	1	75,166	8.8
JNL/PPM America Floating Rate Income Fund	17,449	379,282	358,894	—	37,837	3.2
JNL/PPM America High Yield Bond Fund	42,253	382,373	364,040	3	60,586	3.1
JNL/PPM America Total Return Fund	106,148	520,875	485,195	—	141,828	7.1
JNL/RAFI Fundamental U.S. Small Cap Fund	459	88,031	86,203	—	2,287	0.4
JNL/RAFI Multi-Factor U.S. Equity Fund	12,481	125,257	118,941	—	18,797	0.7
JNL/T. Rowe Price Balanced Fund	217	11,504	9,661	—	2,060	0.4
JNL/T. Rowe Price Capital Appreciation Fund	19,568	142,662	132,817	—	29,413	0.3
JNL/T. Rowe Price Established Growth Fund	2,908	46,115	46,320	—	2,703	—
JNL/T. Rowe Price Mid-Cap Growth Fund	3,548	39,538	39,927	—	3,159	—
JNL/T. Rowe Price Short-Term Bond Fund	7,322	67,217	73,819	—	720	—
JNL/T. Rowe Price U.S. High Yield Fund	15,407	66,546	79,628	—	2,325	0.3
JNL/T. Rowe Price Value Fund	2,527	51,961	51,556	—	2,932	0.1
JNL/WCM Focused International Equity Fund	60,449	245,761	274,610	—	31,600	1.4
JNL/Westchester Capital Event Driven Fund	2,593	85,448	72,696	—	15,345	11.7
JNL/WMC Balanced Fund	614,780	1,103,465	847,366	28	870,879	8.8
JNL/WMC Equity Income Fund	—	49,881	44,570	—	5,311	0.8
JNL/WMC Global Real Estate Fund	6,422	202,624	205,219	—	3,827	0.4
JNL/WMC Value Fund	17,287	134,315	128,729	1	22,873	1.4

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund	6,414	70,700	64,774	—	12,340	0.7
JNL/T. Rowe Price Balanced Fund	20,165	54,889	40,370	—	34,684	6.3
JNL/T. Rowe Price Capital Appreciation Fund	1,432,395	1,443,772	1,420,823	—	1,455,343	13.7
JNL/T. Rowe Price Established Growth Fund	37,577	828,226	777,605	7	88,198	0.7
JNL/T. Rowe Price Mid-Cap Growth Fund	189,751	429,819	455,762	39	163,808	2.4
JNL/T. Rowe Price Short-Term Bond Fund	25,325	321,253	328,964	—	17,614	1.0
JNL/T. Rowe Price U.S. High Yield Fund	26,519	223,075	232,138	—	17,456	2.4
JNL/T. Rowe Price Value Fund	9,047	382,682	358,998	3	32,731	0.6

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) or State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. The total value and cost of these investments is included in Investments - affiliated in the Statements of Assets and Liabilities and the income is included in Affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended June 30, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 646.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2021

Currency Abbreviations:

ARS - Argentine Peso	COP - Colombian Peso	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol
AUD - Australian Dollar	CZK - Czech Republic Korunas	ILS - Israeli New Shekel	PLN - Polish Zloty
BRL - Brazilian Real	DKK - Danish Krone	INR - Indian Rupee	RUB - Russian Ruble
CAD - Canadian Dollar	EUR - European Currency Unit (Euro)	JPY - Japanese Yen	SEK - Swedish Krona
CHF - Swiss Franc	GBP - British Pound	KRW - South Korean Won	SGD - Singapore Dollar
CLP - Chilean Peso	GHS - Ghanaian Cedi	MXN - Mexican Peso	TWD - New Taiwan Dollar
CNH - Chinese Offshore Yuan	HKD - Hong Kong Dollar	NOK - Norwegian Krone	USD - United States Dollar
CNY - Chinese Yuan	HUF - Hungarian Forint	NZD - New Zealand Dollar	ZAR - South African Rand

Abbreviations :

"-" Amount rounds to less than one thousand or 0.05%	FTSE - Financial Times ad the London Stock Exchange
ADR - American Depositary Receipt	GDR - Global Depositary Receipt
ADS - American Depositary Share	HIBOR - Hong Kong Interbank Offered Rate
ASX - Australian Securities Exchange	ITRAXX - Group of international credit derivative indices monitored by the
BADLAR - Argentina Deposit Rates	International Index Company
BRAZIBOR - Brazil Interbank Offred Rate	LIBOR - London Interbank Offered Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	LLC/L.L.C. - Limited Liability Companies
BUBOR - Budapest Interbank Offered Rate	MBS - Mortgage-Backed Security
CAPE - Cyclically Adjusted Price Earnings	MCDX - Municipal Bond Credit Index
CDI - CHESS Depositary Interests	MEXIBOR - Mexico Interbank Offered Rate
CDX.EM - Credit Default Swap Index - Emerging Markets	MICEX - Moscow Interbank Offered Rate
CDX HY - Credit Default Swap Index - High Yield	MPOR - Moscow Prime Offered Rate
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MSCI - Morgan Stanley Capital International
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	NASDAQ - National Association of Securities Dealers Automated Quotations
CLO - Collateralized Loan Obligation	NVDR - Non-Voting Depository Receipt
CMBX.NA - Commercial Mortgage-backed Securities Index North America	OAT - Obligations Assimilables du Tresor
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	ORD – Ordinary Shares
DAX - Deutscher Aktienindex	PJSC - Private Joint Stock Co.
DIP - Debtor-in-possession	PLC/P.L.C./Plc - Public Limited Company
DRC – Depository Receipt	RBOB - Reformulated Blendstock for Oxygenate Blending
DUTCHCERT - Dutch Certificate	REIT - Real Estate Investment Trust
EAFE - Europe, Asia and Far East	REMIC - Real Estate Mortgage Investment Conduit
ETF - Exchange Traded Fund	RTS - Russian Trading System
EURIBOR - Europe Interbank Offered Rate	S&P - Standard & Poor's
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	SDR - Sweedish Depositary Receipt
term of 4.5 to 5.5 years	SOFR - Secured Overnight Financing Rates
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SONIA - Sterling Overnight Index Average
term of 8.5 to 10.5 years	SPDR - Standard & Poor's Depositary Receipt
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	TBA - To be Announced (Securities purchased on a delayed delivery basis)
term of 24 to 35 years	TBD - To Be Determined
Euro OAT - debt instrument issued by the Republic of Italy with a	TIPS - Treasury Inflation Protected Securities
term of 8.5 to 10.5 years	ULC - Unlimited Liability Companies
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	ULSD - Ultra-Low Sulfur Diesel
term of 1.75 to 2.25 years	US/U.S. - United States
FKU - First Trust United Kingdom AlphaDEX ® Fund	WTI - West Texas Intermediate

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	CSI - Credit Suisse Securities, LLC	RBC - Royal Bank of Canada
BMO - BMO Capital Markets Corp.	DUB - Deutsche Bank AG.	SCB - Standard Chartered Bank
BNP - BNP Paribas Securities	GSC - Goldman Sachs & Co.	SIG – Susquehanna Investment Group
BOA - Bancamerica Securities/Bank of America NA	GSI - Goldman Sachs International	SSB - State Street Brokerage Services, Inc.
BPC – BroadPoint Capital, Inc.	HSB - HSBC Securities Inc.	TDB - Toronto-Dominion Bank
CAI - Credit Agricole Indosuez Securities Inc.	JPM - J.P. Morgan Securities Inc.	UBS - UBS Securities, LLC
CCI – Citicorp Securities, Inc.	MBL - Macquarie Bank Limited	WFI – Wells Fargo Investments, LLC
CGM - Citigroup Global Markets	MLP - Merrill Lynch Professional Clearing Corp.
CIB - Canadian Imperial Bank of Commerce	MSC - Morgan Stanley & Co. Inc.
CIT - Citibank, Inc	NSI - Normura Securities International Inc

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2 The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Assets
Investments - unaffiliated, at value	$—	$14,053	$—	$—	$—	$—	$—
Investments - affiliated, at value	2,563,806	—	233,072	510,690	928,731	971,544	3,903,044
Receivable from:
Investment securities sold	—	—	—	181	—	528	—
Fund shares sold	2,693	486	371	355	1,028	969	9,509
Dividends and interest	65	—	—	—	—	—	—
Adviser	625	2	47	181	376	395	1,390
Other assets	9	—	1	2	3	4	14
Total assets	2,567,198	14,541	233,491	511,409	930,138	973,440	3,913,957
Liabilities
Payable for:
Investment securities purchased	2,104	485	232	—	318	—	6,639
Fund shares redeemed	589	1	139	536	709	1,498	2,870
Advisory fees	1,062	3	100	253	489	514	1,888
Administrative fees	208	1	19	42	75	79	296
12b-1 fees (Class A)	124	1	11	25	45	48	188
Board of trustee fees	89	—	6	29	25	40	106
Other expenses	5	—	—	1	2	1	8
Total liabilities	4,181	491	507	886	1,663	2,180	11,995
Net assets	$2,563,017	$14,050	$232,984	$510,523	$928,475	$971,260	$3,901,962
Net assets consist of:
Paid-in capital(b)	$2,178,219	$14,314	$204,418	$503,336	$695,389	$683,669	$3,044,365
Total distributable earnings (loss)(b)	384,798	(264)	28,566	7,187	233,086	287,591	857,597
Net assets	$2,563,017	$14,050	$232,984	$510,523	$928,475	$971,260	$3,901,962
Net assets - Class A	$2,517,873	$13,394	$227,220	$505,887	$905,398	$959,475	$3,835,231
Shares outstanding - Class A	164,392	1,328	18,058	42,310	35,792	40,401	80,714
Net asset value per share - Class A	$15.32	$10.08	$12.58	$11.96	$25.30	$23.75	$47.52
Net assets - Class I	$45,144	$656	$5,764	$4,636	$23,077	$11,785	$66,731
Shares outstanding - Class I	2,825	65	454	382	903	486	1,388
Net asset value per share - Class I	$15.98	$10.09	$12.70	$12.15	$25.56	$24.27	$48.08
Investments - unaffiliated, at cost	$—	$14,317	$—	$—	$—	$—	$—
Investments - affiliated, at cost	2,179,010	—	204,506	503,503	695,645	683,953	3,045,447

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Assets
Investments - affiliated, at value	$9,753,016	$1,975,280	$1,849,380	$3,735,704	$1,357,261	$1,195,844	$2,665,449
Foreign currency	—	—	—	—	—	12	11
Receivable from:
Investment securities sold	—	230	1,627	2,218	—	525	1,579
Fund shares sold	9,132	1,858	1,226	1,297	2,327	512	1,284
Dividends and interest	—	—	—	—	—	135	17
Adviser	2,381	820	981	923	78	143	213
Other assets	37	8	7	15	—	—	—
Total assets	9,764,566	1,978,196	1,853,221	3,740,157	1,359,666	1,197,171	2,668,553
Liabilities
Payable for:
Investment securities purchased	3,099	—	—	—	1,046	—	—
Fund shares redeemed	6,033	2,089	2,853	3,515	1,281	1,037	2,863
Advisory fees	4,313	1,189	1,399	1,727	174	248	340
Administrative fees	684	164	151	295	111	147	336
12b-1 fees (Class A)	475	97	90	183	66	58	131
Board of trustee fees	350	85	74	159	—	—	—
Other expenses	16	3	3	6	—	147	28
Total liabilities	14,970	3,627	4,570	5,885	2,678	1,637	3,698
Net assets	$9,749,596	$1,974,569	$1,848,651	$3,734,272	$1,356,988	$1,195,534	$2,664,855
Net assets consist of:
Paid-in capital(b)	$7,472,899	$1,571,176	$1,292,338	$3,068,635	$1,346,235	$891,882	$2,161,092
Total distributable earnings (loss)(b)	2,276,697	403,393	556,313	665,637	10,753	303,652	503,763
Net assets	$9,749,596	$1,974,569	$1,848,651	$3,734,272	$1,356,988	$1,195,534	$2,664,855
Net assets - Class A	$9,643,279	$1,957,623	$1,819,127	$3,702,772	$1,333,799	$1,178,345	$2,614,954
Shares outstanding - Class A	273,798	106,596	93,468	122,178	105,262	86,039	169,731
Net asset value per share - Class A	$35.22	$18.36	$19.46	$30.31	$12.67	$13.70	$15.41
Net assets - Class I	$106,317	$16,946	$29,524	$31,500	$23,189	$17,189	$49,901
Shares outstanding - Class I	2,955	905	1,490	1,018	1,753	1,245	3,084
Net asset value per share - Class I	$35.98	$18.72	$19.81	$30.96	$13.23	$13.81	$16.18
Investments - affiliated, at cost	$7,476,319	$1,571,887	$1,293,067	$3,070,067	$1,346,508	$1,179,369	$2,649,591
Foreign currency cost	—	—	—	—	—	11	11

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Assets
Investments - affiliated, at value	$3,766,821	$3,046,069	$1,796,682	$761,099	$2,696,558	$2,831,813	$5,221,359
Receivable from:
Investment securities sold	—	1,802	839	—	—	4,234	1,178
Fund shares sold	2,932	864	755	1,199	1,844	909	1,701
Dividends and interest	—	—	—	6	—	—	—
Adviser	249	201	—	—	—	—	—
Other assets	—	3	8	6	11	11	22
Total assets	3,770,002	3,048,939	1,798,284	762,310	2,698,413	2,836,967	5,224,260
Liabilities
Payable for:
Investment securities purchased	447	—	—	778	1,369	—	—
Fund shares redeemed	2,485	2,665	1,594	421	475	5,143	2,879
Advisory fees	425	353	138	71	198	207	354
Administrative fees	305	251	74	31	111	117	206
12b-1 fees (Class A)	181	146	88	37	133	139	258
Board of trustee fees	—	—	86	37	130	203	362
Other expenses	—	—	3	1	4	4	8
Total liabilities	3,843	3,415	1,983	1,376	2,420	5,813	4,067
Net assets	$3,766,159	$3,045,524	$1,796,301	$760,934	$2,695,993	$2,831,154	$5,220,193
Net assets consist of:
Paid-in capital(b)	$3,821,761	$2,975,633	$1,275,534	$689,321	$1,978,634	$2,314,878	$3,999,387
Total distributable earnings (loss)(b)	(55,602)	69,891	520,767	71,613	717,359	516,276	1,220,806
Net assets	$3,766,159	$3,045,524	$1,796,301	$760,934	$2,695,993	$2,831,154	$5,220,193
Net assets - Class A	$3,702,273	$2,987,840	$1,782,525	$754,224	$2,680,259	$2,814,913	$5,209,492
Shares outstanding - Class A	124,305	112,062	92,520	52,794	137,346	165,251	279,855
Net asset value per share - Class A	$29.78	$26.66	$19.27	$14.29	$19.51	$17.03	$18.61
Net assets - Class I	$63,886	$57,684	$13,776	$6,710	$15,734	$16,241	$10,701
Shares outstanding - Class I	2,086	2,104	707	464	797	943	568
Net asset value per share - Class I	$30.63	$27.42	$19.48	$14.45	$19.74	$17.23	$18.83
Investments - affiliated, at cost	$3,827,364	$2,983,965	$1,275,915	$689,486	$1,979,199	$2,315,537	$4,000,553

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
Assets
Investments - unaffiliated, at value	$3,387,617	$2,876,291	$—	$—	$—	$—	$—
Investments - affiliated, at value	573,956	199,276	2,751,608	1,208,839	5,873,287	2,860,999	5,853,232
Receivable from:
Investment securities sold	100	173	558	479	3,037	961	1,995
Fund shares sold	1,052	1,540	940	464	1,442	420	161
Other assets	15	12	11	6	24	12	24
Total assets	3,962,740	3,077,292	2,753,117	1,209,788	5,877,790	2,862,392	5,855,412
Liabilities
Payable for:
Fund shares redeemed	1,152	1,713	1,498	943	4,479	1,380	2,156
Advisory fees	577	460	201	100	390	209	390
Administrative fees	469	376	112	50	229	117	228
12b-1 fees (Class A)	194	151	135	59	289	141	289
Board of trustee fees	135	117	145	99	346	203	388
Other expenses	6	5	5	2	10	5	10
Total liabilities	2,533	2,822	2,096	1,253	5,743	2,055	3,461
Net assets	$3,960,207	$3,074,470	$2,751,021	$1,208,535	$5,872,047	$2,860,337	$5,851,951
Net assets consist of:
Paid-in capital(a)	$3,415,246	$2,833,649	$1,880,052	$1,050,755	$4,158,436	$2,349,429	$4,442,743
Total distributable earnings (loss)(a)	544,961	240,821	870,969	157,780	1,713,611	510,908	1,409,208
Net assets	$3,960,207	$3,074,470	$2,751,021	$1,208,535	$5,872,047	$2,860,337	$5,851,951
Net assets - Class A	$3,919,672	$3,051,130	$2,734,939	$1,206,317	$5,853,281	$2,854,920	$5,846,154
Shares outstanding - Class A	156,675	144,594	77,725	74,113	202,683	141,439	236,215
Net asset value per share - Class A	$25.02	$21.10	$35.19	$16.28	$28.88	$20.18	$24.75
Net assets - Class I	$40,535	$23,340	$16,082	$2,218	$18,766	$5,417	$5,797
Shares outstanding - Class I	1,601	1,093	452	135	643	265	232
Net asset value per share - Class I	$25.31	$21.35	$35.59	$16.42	$29.20	$20.41	$25.04
Investments - unaffiliated, at cost	$2,993,282	$2,632,062	$—	$—	$—	$—	$—
Investments - affiliated, at cost	423,330	202,684	1,880,639	1,051,059	4,159,676	2,350,091	4,444,024

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund
Assets
Investments - unaffiliated, at value	$338,495	$199,300	$351,057	$2,407,457	$556,636	$960,803		$1,350,751
Investments - affiliated, at value	50,932	31,950	38,437	329,277	29,697	138,177		161,950
Cash	11	9	13	1	10	12		115
Receivable from:
Investment securities sold	—	—	—	—	—	—		17,305
Fund shares sold	334	125	28	2,324	171	1,792		2,327
Dividends and interest	—	—	—	—	—	—		6,033
Adviser	—	—	—	5	2	4		144
Other assets	1	1	1	10	2	3		8
Total assets	389,773	231,385	389,536	2,739,074	586,518	1,100,791		1,538,633
Liabilities
Forward sales commitments, at value	—	—	—	—	—	—		1,302
Payable for:
Investment securities purchased	—	—	789	—	570	982		173,253
Return of securities loaned	50,836	31,538	36,894	328,488	28,953	136,689		5,089
Fund shares redeemed	286	58	91	577	201	92		1,281
Advisory fees	55	32	58	366	90	157		222
Administrative fees	42	24	43	296	68	118		—
12b-1 fees (Class A)	17	10	17	116	27	45		—
Board of trustee fees	10	7	11	111	15	28		106
Other expenses	—	—	1	3	1	1		1
Total liabilities	51,246	31,669	37,904	329,957	29,925	138,112		181,254
Net assets	$338,527	$199,716	$351,632	$2,409,117	$556,593	$962,679		$1,357,379
Net assets consist of:
Paid-in capital(a)	$247,231	$165,296	$267,155	$2,215,392	$504,328	$843,809		$1,348,949
Total distributable earnings (loss)(a)	91,296	34,420	84,477	193,725	52,265	118,870		8,430
Net assets	$338,527	$199,716	$351,632	$2,409,117	$556,593	$962,679		$1,357,379
Net assets - Class A	$331,729	$193,674	$343,591	$2,356,634	$540,535	$926,118	$	N/A
Shares outstanding - Class A	19,279	14,164	22,155	158,771	41,716	66,773		N/A
Net asset value per share - Class A	$17.21	$13.67	$15.51	$14.84	$12.96	$13.87	$	N/A
Net assets - Class I	$6,798	$6,042	$8,041	$52,483	$16,058	$36,561		$1,357,379
Shares outstanding - Class I	393	439	516	3,479	1,220	2,594		134,649
Net asset value per share - Class I	$17.29	$13.76	$15.57	$15.09	$13.17	$14.10		$10.08
Investments - unaffiliated, at cost	$271,396	$177,272	$288,457	$2,213,732	$504,371	$841,933		$1,342,362
Investments - affiliated, at cost	50,932	31,950	38,437	329,277	29,697	138,177		161,912
Proceeds from forward sales commitments	—	—	—	—	—	—		1,305
Securities on loan included in
Investments - unaffiliated, at value	49,773	31,754	36,123	330,532	48,734	155,395		9,838

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL Emerging Markets Index Fund		JNL International Index Fund		JNL Mid Cap Index Fund		JNL Small Cap Index Fund		JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Assets
Investments - unaffiliated, at value		$1,175,738		$2,639,361		$3,728,594		$3,032,779	$1,132,861	$1,773,221	$866,819
Investments - affiliated, at value		21,567		37,832		53,834		69,160	261,819	49,585	22,773
Purchased options, at value		—		—		—		—	572	—	—
Forward foreign currency contracts		—		48		—		—	2,210	1	—
Variation margin on futures/futures options contracts		—		1		40		22	799	—	—
Variation margin on swap agreements		—		—		—		—	17	—	—
OTC swap agreements		—		—		—		—	3,841	—	—
Cash		167		2,590		29		20	24,314	1,446	950
Cash collateral segregated for short sales		—		—		—		—	4,801	—	—
Foreign currency		1,362		2,601		—		—	5,878	4,353	3,899
Receivable from:
Investment securities sold		—		—		—		722	3,517	2,673	14,817
Fund shares sold		512		1,284		2,932		864	271	879	792
Dividends and interest		2,790		10,325		2,962		2,665	4,224	5,233	2,214
Adviser		54		235		374		302	—	—	—
Deposits with brokers and counterparties		556		10		208		—	45,919	—	—
Other assets		6		16		17		14	8	62	18
Total assets		1,202,752		2,694,303		3,788,990		3,106,548	1,491,051	1,837,453	912,282
Liabilities
Payable for reverse repurchase agreements		—		—		—		—	46,965	—	—
Securities sold short, at value		—		—		—		—	233,496	—	—
Written options, at value		—		—		—		—	1,055	—	—
Forward foreign currency contracts		—		387		—		—	1,178	—	—
Variation margin on futures/futures options contracts		159		87		—		—	658	—	—
Variation margin on swap agreements		—		—		—		—	315	—	—
OTC swap agreements		—		—		—		—	12,020	—	—
Deferred foreign capital gains tax liability		1,525		—		—		—	76	5,325	895
Payable to affiliates		—		—		—		—	7	—	—
Payable for:
Investment securities purchased		256		—		—		1,285	9,875	11,991	18,120
Deposits from counterparties		—		—		—		—	1,064	—	—
Return of securities loaned		4,201		24,693		17,284		56,512	283	11,950	5,178
Dividends/interest on securities sold short		—		—		—		—	199	—	—
Interest expense and brokerage charges		—		—		—		—	176	—	—
Fund shares redeemed		1,037		2,863		2,485		2,665	216	1,426	1,326
Advisory fees		196		448		623		503	1,223	1,176	556
Administrative fees		—		—		—		—	201	228	111
12b-1 fees (Class A)		—		—		—		—	13	61	33
Board of trustee fees		63		146		188		169	60	119	36
Other expenses		34		26		132		106	90	3	15
Total liabilities		7,471		28,650		20,712		61,240	309,170	32,279	26,270
Net assets		$1,195,281		$2,665,653		$3,768,278		$3,045,308	$1,181,881	$1,805,174	$886,012
Net assets consist of:
Paid-in capital(a)		$1,041,948		$2,168,512		$3,835,218		$2,995,155	$1,101,739	$1,369,840	$742,966
Total distributable earnings (loss)(a)		153,333		497,141		(66,940)		50,153	80,142	435,334	143,046
Net assets		$1,195,281		$2,665,653		$3,768,278		$3,045,308	$1,181,881	$1,805,174	$886,012
Net assets - Class A	$	N/A	$	N/A	$	N/A	$	N/A	$254,170	$1,019,348	$556,203
Shares outstanding - Class A		N/A		N/A		N/A		N/A	21,349	82,336	35,798
Net asset value per share - Class A	$	N/A	$	N/A	$	N/A	$	N/A	$11.91	$12.38	$15.54
Net assets - Class I		$1,195,281		$2,665,653		$3,768,278		$3,045,308	$927,711	$785,826	$329,809
Shares outstanding - Class I		117,933		264,955		382,807		298,342	77,160	63,162	21,080
Net asset value per share - Class I		$10.14		$10.06		$9.84		$10.21	$12.02	$12.44	$15.65
Investments - unaffiliated, at cost		$1,041,059		$2,161,567		$3,795,233		$2,982,640	$1,014,750	$1,340,885	$792,644
Investments - affiliated, at cost		21,567		37,379		53,834		69,160	261,819	49,585	22,773
Purchased options, at cost		—		—		—		—	764	—	—
Foreign currency cost		1,363		2,617		—		—	5,874	4,423	3,900
Proceeds from securities sold short		—		—		—		—	192,270	—	—
Premiums from written options		—		—		—		—	1,232	—	—
Securities on loan included in
Investments - unaffiliated, at value		14,279		123,969		19,007		79,420	1,214	37,509	22,355

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund		JNL/AQR Large Cap Defensive Style Fund	JNL/Baillie Gifford International Growth Fund	JNL/Baillie Gifford U.S. Equity Growth Fund
Assets
Investments - unaffiliated, at value	$1,714,639	$3,500,764	$1,927,083		$223,738	$374,191	$1,417,173	$152,042
Investments - affiliated, at value	51,772	203,610	75,288		2,877	18,253	11,730	1,288
Variation margin on futures/futures options contracts	—	—	—		4	25	—	—
Cash	672	3	—		3	67	984	20
Foreign currency	—	15	—		—	—	—	—
Receivable from:
Investment securities sold	1,575	43,176	7,893		—	—	5,836	—
Fund shares sold	1,430	2,138	2,466		1,163	74	1,404	212
Dividends and interest	1,896	448	767		129	306	236	1
Adviser	—	—	—		42	—	—	—
Deposits with brokers and counterparties	—	—	—		—	920	—	—
Other assets	7	14	8		1	1	6	—
Total assets	1,771,991	3,750,168	2,013,505		227,957	393,837	1,437,369	153,563
Liabilities
Cash overdraft	—	—	15		—	—	—	—
Payable to affiliates	3	—	—		—	—	—	—
Payable for:
Investment securities purchased	2,989	49,391	10,088		100	—	3,009	—
Return of securities loaned	11,262	104,307	19,949		30	—	210	—
Fund shares redeemed	1,131	4,251	1,282		65	244	3,012	396
Advisory fees	943	1,720	1,194		37	128	606	59
Administrative fees	216	306	166		18	48	172	18
12b-1 fees (Class A)	18	156	73		—	19	69	—
Board of trustee fees	53	159	98		6	21	43	1
Other expenses	3	6	3		19	—	4	—
Total liabilities	16,618	160,296	32,868		275	460	7,125	474
Net assets	$1,755,373	$3,589,872	$1,980,637		$227,682	$393,377	$1,430,244	$153,089
Net assets consist of:
Paid-in capital(a)	$1,369,296	$2,736,520	$1,677,507		$169,544	$372,628	$951,670	$143,850
Total distributable earnings (loss)(a)	386,077	853,352	303,130		58,138	20,749	478,574	9,239
Net assets	$1,755,373	$3,589,872	$1,980,637		$227,682	$393,377	$1,430,244	$153,089
Net assets - Class A	$363,606	$3,095,829	$1,397,282	$	N/A	$389,207	$1,396,769	$3,753
Shares outstanding - Class A	19,429	60,886	78,722		N/A	29,318	72,075	355
Net asset value per share - Class A	$18.71	$50.85	$17.75	$	N/A	$13.28	$19.38	$10.57
Net assets - Class I	$1,391,767	$494,043	$583,355		$227,682	$4,170	$33,475	$149,336
Shares outstanding - Class I	73,747	9,162	32,582		12,449	312	1,709	14,120
Net asset value per share - Class I	$18.87	$53.92	$17.90		$18.29	$13.35	$19.59	$10.58
Investments - unaffiliated, at cost	$1,328,899	$2,647,464	$1,624,234		$165,678	$353,631	$1,390,922	$142,803
Investments - affiliated, at cost	51,772	203,610	75,288		2,845	18,253	11,730	1,288
Foreign currency cost	—	15	—		—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	17,588	159,715	23,218		104	—	1,296	11,001

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL/BlackRock Advantage International Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/DFA International Core Equity Fund
Assets
Investments - unaffiliated, at value	$49,410	$3,698,471	$845,772	$5,280,151	$1,379,867	$1,479,237	$78,990
Investments - affiliated, at value	3,286	389,781	21,592	22,810	74,068	2,659	2,045
Purchased options, at value	—	17,921	—	—	—	—	—
Forward foreign currency contracts	—	2,924	—	—	—	—	—
Variation margin on futures/futures options contracts	—	1,069	—	—	—	—	1
Variation margin on swap agreements	—	648	—	—	—	—	—
OTC swap agreements	—	851	—	—	—	—	—
OTC swap premiums paid	—	206	—	—	—	—	—
Cash	—	101,261	—	3	20	23,888	43
Cash collateral segregated for short sales	—	27,450	—	—	—	—	—
Foreign currency	50	3,165	6	—	1,462	—	193
Receivable from:
Investment securities sold	1,459	18,008	—	—	8,057	—	—
Fund shares sold	61	987	1,787	3,897	2,312	1,122	377
Dividends and interest	96	8,357	3,118	372	3,863	245	179
Deposits with brokers and counterparties	80	59,833	—	—	—	—	33
Other assets	—	56	2	21	8	7	1
Total assets	54,442	4,330,988	872,277	5,307,254	1,469,657	1,507,158	81,862
Liabilities
Securities sold short, at value	—	21,595	—	—	—	—	—
Written options, at value	—	9,383	—	—	—	—	—
Forward foreign currency contracts	—	10,567	—	—	—	—	—
Variation margin on futures/futures options contracts	12	2,142	—	—	—	—	—
Variation margin on swap agreements	—	1,276	—	—	—	—	—
OTC swap agreements	—	902	—	—	—	—	—
OTC swap premiums received	—	107	—	—	—	—	—
Deferred foreign capital gains tax liability	—	497	—	—	—	—	—
Payable to affiliates	—	629	159	82	—	—	—
Payable for:
Investment securities purchased	2,252	28,050	—	—	5,198	839	249
Deposits from counterparties	—	1,599	—	—	—	—	11
Return of securities loaned	1,881	77,577	14,202	7,499	41,106	1,114	1,144
Fund shares redeemed	12	1,963	1,271	8,973	532	1,870	26
Advisory fees	22	1,959	383	1,937	622	587	29
Administrative fees	6	497	107	404	180	182	10
12b-1 fees (Class A)	1	188	42	216	27	26	4
Board of trustee fees	1	208	76	250	70	47	3
Other expenses	—	94	2	9	2	3	—
Total liabilities	4,187	159,233	16,242	19,370	47,737	4,668	1,476
Net assets	$50,255	$4,171,755	$856,035	$5,287,884	$1,421,920	$1,502,490	$80,386
Net assets consist of:
Paid-in capital(a)	$42,017	$3,491,187	$674,364	$2,967,345	$1,306,671	$940,866	$52,199
Total distributable earnings (loss)(a)	8,238	680,568	181,671	2,320,539	115,249	561,624	28,187
Net assets	$50,255	$4,171,755	$856,035	$5,287,884	$1,421,920	$1,502,490	$80,386
Net assets - Class A	$23,125	$3,788,926	$848,619	$4,382,212	$544,475	$527,817	$75,822
Shares outstanding - Class A	1,878	223,971	81,748	62,356	32,516	25,502	5,973
Net asset value per share - Class A	$12.32	$16.92	$10.38	$70.28	$16.74	$20.70	$12.69
Net assets - Class I	$27,130	$382,829	$7,416	$905,672	$877,445	$974,673	$4,564
Shares outstanding - Class I	2,194	22,271	703	12,255	50,847	46,592	357
Net asset value per share - Class I	$12.37	$17.19	$10.54	$73.90	$17.26	$20.92	$12.78
Investments - unaffiliated, at cost	$46,148	$3,008,820	$664,099	$2,959,612	$1,166,416	$917,613	$70,806
Investments - affiliated, at cost	3,286	388,022	21,592	22,810	74,068	2,659	2,045
Purchased options, at cost	—	20,815	—	—	—	—	—
Foreign currency cost	50	3,172	6	—	1,462	—	193
Proceeds from securities sold short	—	20,020	—	—	—	—	—
Premiums from written options	—	13,874	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	2,627	88,546	55,179	74,858	38,311	7,475	2,960

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets
Investments - unaffiliated, at value	$1,507,738	$538,194	$3,625,495	$909,410	$2,286,527	$2,685,370	$1,302,078
Investments - affiliated, at value	5,109	6,159	93,102	33,322	171,845	46,914	90,005
Purchased options, at value	—	—	—	—	—	—	78
Forward foreign currency contracts	—	—	13	—	—	—	—
Variation margin on futures/futures options contracts	—	—	—	—	—	—	30
Variation margin on swap agreements	—	—	—	—	—	—	3
OTC swap agreements	—	—	—	—	145,907	—	—
Cash	340	105	7,146	1,986	9,908	10,127	4,190
Foreign currency	—	—	1,827	—	—	—	—
Receivable from:
Investment securities sold	1,303	188	9,206	6,138	1,147	307	53,858
Fund shares sold	469	2,055	1,697	333	2,049	1,008	692
Dividends and interest	844	273	15,733	10,148	21,527	8,135	7,406
Adviser	4	1	—	—	—	—	—
Deposits with brokers and counterparties	—	—	—	—	125,850	—	—
Other assets	10	4	18	2	9	12	6
Total assets	1,515,817	546,979	3,754,237	961,339	2,764,769	2,751,873	1,458,346
Liabilities
Written options, at value	—	—	—	—	—	—	492
Forward foreign currency contracts	—	—	3	—	—	—	—
Variation margin on futures/futures options contracts	—	—	—	—	—	—	1
OTC swap agreements	—	—	—	—	158	—	—
Payable for:
Investment securities purchased	69	2,777	37,963	18,766	37,174	2,320	138,578
Deposits from counterparties	—	—	—	—	168,070	—	37
Return of securities loaned	2,421	2,666	13,977	22,701	—	—	6,739
Fund shares redeemed	1,377	2,304	2,020	375	2,105	2,217	679
Advisory fees	484	238	1,114	461	1,133	943	409
Administrative fees	124	65	298	113	311	225	107
12b-1 fees (Class A)	69	26	128	8	94	51	51
Board of trustee fees	65	12	291	52	80	97	92
Other expenses	1	—	6	1	4	4	2
Total liabilities	4,610	8,088	55,800	42,477	209,129	5,857	147,187
Net assets	$1,511,207	$538,891	$3,698,437	$918,862	$2,555,640	$2,746,016	$1,311,159
Net assets consist of:
Paid-in capital(a)	$851,569	$463,572	$3,637,769	$897,626	$2,407,223	$2,718,176	$1,258,728
Total distributable earnings (loss)(a)	659,638	75,319	60,668	21,236	148,417	27,840	52,431
Net assets	$1,511,207	$538,891	$3,698,437	$918,862	$2,555,640	$2,746,016	$1,311,159
Net assets - Class A	$1,402,601	$523,474	$2,592,766	$165,971	$1,918,457	$1,028,708	$1,034,384
Shares outstanding - Class A	64,862	45,146	187,840	13,422	86,794	88,978	80,192
Net asset value per share - Class A	$21.62	$11.60	$13.80	$12.37	$22.10	$11.56	$12.90
Net assets - Class I	$108,606	$15,417	$1,105,671	$752,891	$637,183	$1,717,308	$276,775
Shares outstanding - Class I	4,692	1,322	73,781	61,509	28,557	147,575	20,970
Net asset value per share - Class I	$23.15	$11.66	$14.99	$12.24	$22.31	$11.64	$13.20
Investments - unaffiliated, at cost	$848,100	$462,875	$3,564,894	$888,174	$2,283,859	$2,657,530	$1,249,952
Investments - affiliated, at cost	5,109	6,159	92,980	33,322	171,845	46,914	90,005
Purchased options, at cost	—	—	—	—	—	—	84
Foreign currency cost	—	—	1,824	—	—	—	—
Premiums from written options	—	—	—	—	—	—	558
Securities on loan included in
Investments - unaffiliated, at value	3,283	4,110	13,884	22,433	—	—	7,037

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund
Assets
Investments - unaffiliated, at value	$1,000,663	$452,361	$1,157,608	$1,665,198	$6,129,795	$1,006,515	$916,353
Investments - affiliated, at value	22,014	71,075	36,011	48,650	45,061	17,778	31,758
Forward foreign currency contracts	—	6,053	—	—	—	—	405
Variation margin on futures/futures options contracts	—	—	74	—	51	—	—
OTC swap agreements	—	—	2	—	—	—	—
Cash	50	1,110	463	170	573	1,359	64
Foreign currency	5,478	8,056	15	—	—	668	—
Receivable from:
Investment securities sold	522	—	8,378	3,471	—	8,930	278
Fund shares sold	671	180	227	1,774	912	903	795
Dividends and interest	4,472	5,144	3,044	9,653	8,207	1,850	2,678
Deposits with brokers and counterparties	—	6,177	3,341	—	423	—	—
Other assets	4	2	5	7	25	3	4
Total assets	1,033,874	550,158	1,209,168	1,728,923	6,185,047	1,038,006	952,335
Liabilities
Foreign currency overdraft	—	—	—	—	—	—	166
Forward foreign currency contracts	—	8,825	—	—	—	—	—
Variation margin on futures/futures options contracts	—	—	91	—	—	—	—
OTC swap agreements	—	—	1	—	—	—	—
OTC swap premiums received	—	—	23	—	—	—	—
Deferred foreign capital gains tax liability	—	369	291	—	—	4,472	—
Payable to affiliates	84	—	68	59	—	—	—
Payable for:
Investment securities purchased	1,504	2,257	389	—	—	3,987	779
Deposits from counterparties	—	1,637	—	—	—	—	—
Return of securities loaned	4,268	129	3,929	13,387	22,898	—	—
Fund shares redeemed	483	270	1,103	1,463	4,164	367	703
Advisory fees	599	267	540	750	1,242	761	540
Administrative fees	130	67	148	142	703	127	119
12b-1 fees (Class A)	34	26	59	84	302	17	28
Board of trustee fees	52	63	96	130	344	27	48
Other expenses	1	6	34	3	10	18	2
Total liabilities	7,155	13,916	6,772	16,018	29,663	9,776	2,385
Net assets	$1,026,719	$536,242	$1,202,396	$1,712,905	$6,155,384	$1,028,230	$949,950
Net assets consist of:
Paid-in capital(a)	$920,362	$835,465	$1,000,466	$1,463,181	$5,976,790	$833,883	$789,009
Total distributable earnings (loss)(a)	106,357	(299,223)	201,930	249,724	178,594	194,347	160,941
Net assets	$1,026,719	$536,242	$1,202,396	$1,712,905	$6,155,384	$1,028,230	$949,950
Net assets - Class A	$683,988	$532,349	$1,200,589	$1,705,285	$6,130,442	$336,391	$570,058
Shares outstanding - Class A	41,418	68,539	66,135	121,603	202,188	22,417	40,896
Net asset value per share - Class A	$16.51	$7.77	$18.15	$14.02	$30.32	$15.01	$13.94
Net assets - Class I	$342,731	$3,893	$1,807	$7,620	$24,942	$691,839	$379,892
Shares outstanding - Class I	20,495	495	98	564	813	45,597	27,176
Net asset value per share - Class I	$16.72	$7.87	$18.36	$13.50	$30.66	$15.17	$13.98
Investments - unaffiliated, at cost	$894,259	$574,089	$956,103	$1,415,518	$5,951,445	$807,682	$717,658
Investments - affiliated, at cost	22,014	71,075	36,011	48,650	45,061	17,778	31,758
Foreign currency cost	5,542	8,189	16	—	—	669	—
Securities on loan included in
Investments - unaffiliated, at value	5,798	125	8,349	27,023	24,327	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL/Heitman U.S. Focused Real Estate Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund
Assets
Investments - unaffiliated, at value	$269,620	$970,616	$2,752,276	$1,150,827	$2,679,860	$1,380,438	$562,971
Investments - affiliated, at value	1,251	28,435	3,711	33,810	57,285	66,718	8,039
Purchased options, at value	—	—	—	—	—	—	9,012
Forward foreign currency contracts	—	—	—	—	—	2,650	—
Variation margin on futures/futures options contracts	—	—	—	—	—	1,710	49
Cash	5	352	7,667	272	99	12,194	261
Foreign currency	—	46	801	1,515	—	2,897	—
Receivable from:
Investment securities sold	375	12,655	6,798	—	66	7,056	53,795
Fund shares sold	992	174	1,466	568	3,835	477	1,881
Dividends and interest	709	2,387	2,921	2,696	241	5,049	500
Deposits with brokers and counterparties	—	—	—	—	—	7,244	1,836
Other assets	1	5	14	8	11	7	2
Total assets	272,953	1,014,670	2,775,654	1,189,696	2,741,397	1,486,440	638,346
Liabilities
Securities sold short, at value	—	—	—	—	—	11,673	—
Written options, at value	—	—	—	—	—	—	8,582
Forward foreign currency contracts	—	—	—	—	—	647	—
Variation margin on futures/futures options contracts	—	—	—	—	—	1,837	—
Deferred foreign capital gains tax liability	—	—	1,380	—	—	331	—
Payable to affiliates	—	388	645	—	—	170	—
Payable for:
Investment securities purchased	411	5,200	—	—	3,266	8,987	50,950
Return of securities loaned	—	—	447	7,975	21,487	7,111	—
Dividends/interest on securities sold short	—	—	—	—	—	5	—
Interest expense and brokerage charges	—	—	—	—	—	1	—
Fund shares redeemed	293	118	2,602	1,259	2,643	974	311
Advisory fees	143	440	1,132	512	1,398	703	232
Administrative fees	33	126	339	147	216	180	70
12b-1 fees (Class A)	5	8	98	45	132	72	21
Board of trustee fees	6	36	132	67	115	120	17
Other expenses	—	—	10	1	6	3	2
Total liabilities	891	6,316	6,785	10,006	29,263	32,814	60,185
Net assets	$272,062	$1,008,354	$2,768,869	$1,179,690	$2,712,134	$1,453,626	$578,161
Net assets consist of:
Paid-in capital(a)	$220,445	$840,096	$1,276,739	$783,489	$1,673,270	$1,340,494	$458,542
Total distributable earnings (loss)(a)	51,617	168,258	1,492,130	396,201	1,038,864	113,132	119,619
Net assets	$272,062	$1,008,354	$2,768,869	$1,179,690	$2,712,134	$1,453,626	$578,161
Net assets - Class A	$89,068	$155,324	$1,975,275	$913,017	$2,687,065	$1,450,506	$428,659
Shares outstanding - Class A	7,177	11,872	73,517	56,189	58,789	99,084	32,904
Net asset value per share - Class A	$12.41	$13.08	$26.87	$16.25	$45.71	$14.64	$13.03
Net assets - Class I	$182,994	$853,030	$793,594	$266,673	$25,069	$3,120	$149,502
Shares outstanding - Class I	14,632	64,482	28,845	15,426	523	211	11,394
Net asset value per share - Class I	$12.51	$13.23	$27.51	$17.29	$47.96	$14.78	$13.12
Investments - unaffiliated, at cost	$222,392	$802,383	$1,258,832	$864,042	$1,640,996	$1,262,737	$407,677
Investments - affiliated, at cost	1,251	28,435	3,711	33,810	57,285	66,718	8,039
Purchased options, at cost	—	—	—	—	—	—	8,959
Foreign currency cost	—	47	804	1,523	—	2,921	—
Proceeds from securities sold short	—	—	—	—	—	11,454	—
Premiums from written options	—	—	—	—	—	—	8,647
Securities on loan included in
Investments - unaffiliated, at value	14,053	—	6,723	10,909	34,448	12,160	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund
Assets
Investments - unaffiliated, at value	$3,864,784	$1,674,865	$1,283,981	$447,380	$981,506	$752,266	$335,341
Investments - affiliated, at value	72,149	107,782	6,630	20,064	8,775	11,563	2,925
Variation margin on futures/futures options contracts	—	—	—	—	—	16	—
Cash	560	130	322	5	10	1,291	50
Foreign currency	—	—	—	186	—	—	—
Receivable from:
Investment securities sold	11,020	17	—	1,394	1,546	1,904	—
Fund shares sold	5,429	537	639	117	440	1,554	367
Dividends and interest	313	5,884	1,262	628	2,043	4,113	22
Deposits with brokers and counterparties	—	—	—	—	—	241	82
Other assets	16	10	5	2	3	1	1
Total assets	3,954,271	1,789,225	1,292,839	469,776	994,323	772,949	338,788
Liabilities
Foreign currency overdraft	—	—	—	—	16	—	—
Variation margin on futures/futures options contracts	—	—	—	—	—	29	3
Payable for:
Investment securities purchased	4,792	—	—	1,105	1,564	12,147	669
Return of securities loaned	9,052	5,629	—	10,766	—	2,431	912
Fund shares redeemed	5,363	4,547	1,984	152	1,263	963	259
Advisory fees	1,509	407	519	267	444	216	52
Administrative fees	307	147	106	57	121	93	40
12b-1 fees (Class A)	172	66	44	5	24	12	16
Board of trustee fees	163	123	84	14	63	14	13
Other expenses	8	4	2	2	1	—	11
Total liabilities	21,366	10,923	2,739	12,368	3,496	15,905	1,975
Net assets	$3,932,905	$1,778,302	$1,290,100	$457,408	$990,827	$757,044	$336,813
Net assets consist of:
Paid-in capital(a)	$2,776,048	$1,724,666	$942,391	$343,278	$722,805	$745,354	$235,974
Total distributable earnings (loss)(a)	1,156,857	53,636	347,709	114,130	268,022	11,690	100,839
Net assets	$3,932,905	$1,778,302	$1,290,100	$457,408	$990,827	$757,044	$336,813
Net assets - Class A	$3,486,184	$1,332,294	$898,518	$103,737	$478,689	$248,913	$331,042
Shares outstanding - Class A	52,372	93,772	63,078	5,951	28,131	23,666	15,356
Net asset value per share - Class A	$66.57	$14.21	$14.24	$17.43	$17.02	$10.52	$21.56
Net assets - Class I	$446,721	$446,008	$391,582	$353,671	$512,138	$508,131	$5,771
Shares outstanding - Class I	6,468	29,620	27,015	20,213	29,835	48,160	285
Net asset value per share - Class I	$69.07	$15.06	$14.50	$17.50	$17.17	$10.55	$20.23
Investments - unaffiliated, at cost	$2,707,927	$1,621,230	$936,274	$354,847	$673,523	$748,030	$234,537
Investments - affiliated, at cost	72,149	107,782	6,630	20,064	8,775	11,563	2,925
Foreign currency cost	—	—	—	186	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	8,969	5,531	—	10,193	—	2,381	3,362

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Equity Income Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund
Assets
Investments - unaffiliated, at value	$1,961,267	$216,488	$1,322,883	$1,365,686	$471,201	$1,581,962	$4,036,416
Investments - affiliated, at value	15,480	2,127	32,257	12,429	20,656	23,114	22,245
Variation margin on futures/futures options contracts	5	15	232	128	—	46	1
Cash	53	100	100	307	100	40	184
Receivable from:
Investment securities sold	—	—	—	—	5,161	—	—
Fund shares sold	1,965	185	1,647	1,167	984	604	1,779
Dividends and interest	436	529	340	416	592	1,031	2,521
Adviser	1	—	1	1	—	1	1
Deposits with brokers and counterparties	178	—	648	312	—	44	53
Other assets	8	1	6	6	1	6	17
Total assets	1,979,393	219,445	1,358,114	1,380,452	498,695	1,606,848	4,063,217
Liabilities
Variation margin on futures/futures options contracts	—	—	—	—	—	—	4
Payable for:
Investment securities purchased	—	275	—	—	7,220	—	—
Return of securities loaned	10,955	824	—	3,349	3,776	2,203	16,199
Fund shares redeemed	3,017	72	1,481	1,428	2,498	2,258	3,892
Advisory fees	278	36	198	201	176	235	556
Administrative fees	237	27	166	169	59	199	473
12b-1 fees (Class A)	96	10	66	68	24	79	198
Board of trustee fees	77	7	69	80	10	61	174
Other expenses	72	7	105	45	—	51	147
Total liabilities	14,732	1,258	2,085	5,340	13,763	5,086	21,643
Net assets	$1,964,661	$218,187	$1,356,029	$1,375,112	$484,932	$1,601,762	$4,041,574
Net assets consist of:
Paid-in capital(a)	$1,212,472	$185,086	$876,661	$1,325,243	$440,271	$1,225,999	$2,378,257
Total distributable earnings (loss)(a)	752,189	33,101	479,368	49,869	44,661	375,763	1,663,317
Net assets	$1,964,661	$218,187	$1,356,029	$1,375,112	$484,932	$1,601,762	$4,041,574
Net assets - Class A	$1,948,022	$215,047	$1,336,731	$1,360,044	$477,102	$1,582,268	$4,010,655
Shares outstanding - Class A	47,059	15,114	32,727	64,106	20,940	86,369	96,767
Net asset value per share - Class A	$41.40	$14.23	$40.85	$21.22	$22.78	$18.32	$41.45
Net assets - Class I	$16,639	$3,140	$19,298	$15,068	$7,830	$19,494	$30,919
Shares outstanding - Class I	391	218	466	692	340	1,052	735
Net asset value per share - Class I	$42.58	$14.40	$41.39	$21.77	$23.01	$18.54	$42.04
Investments - unaffiliated, at cost	$1,209,164	$183,388	$843,718	$1,315,601	$426,542	$1,208,628	$2,373,216
Investments - affiliated, at cost	15,480	2,127	32,257	12,429	20,656	21,890	22,245
Securities on loan included in
Investments - unaffiliated, at value	26,630	898	—	4,569	4,714	5,630	37,034

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund
Assets
Investments - unaffiliated, at value	$256,939	$5,226,649	$218,622	$204,408	$6,095,120	$184,188	$12,300,229
Investments - affiliated, at value	3,311	39,000	1,726	1,513	39,292	3,447	215,271
Variation margin on futures/futures options contracts	17	—	3	1	—	—	116
Cash	111	370	100	5	1,509	75	347
Receivable from:
Investment securities sold	—	—	729	—	—	—	—
Fund shares sold	506	7,719	217	583	6,922	498	7,975
Dividends and interest	132	668	234	133	821	569	6,846
Adviser	—	3	—	—	4	—	—
Deposits with brokers and counterparties	47	580	36	56	1,876	104	109
Other assets	1	20	—	1	23	—	46
Total assets	261,064	5,275,009	221,667	206,700	6,145,567	188,881	12,530,939
Liabilities
Variation margin on futures/futures options contracts	—	17	—	—	34	12	—
Payable for:
Investment securities purchased	1,320	—	837	223	—	1,836	—
Return of securities loaned	431	21,020	993	195	7,743	723	638,722
Fund shares redeemed	586	5,285	879	252	6,527	146	10,569
Advisory fees	42	697	37	42	805	30	996
Administrative fees	32	588	28	25	681	22	891
12b-1 fees (Class A)	12	253	10	10	295	9	583
Board of trustee fees	4	193	3	5	211	4	496
Other expenses	6	185	5	44	1,011	4	1,161
Total liabilities	2,433	28,238	2,792	796	17,307	2,786	653,418
Net assets	$258,631	$5,246,771	$218,875	$205,904	$6,128,260	$186,095	$11,877,521
Net assets consist of:
Paid-in capital(a)	$228,006	$2,598,512	$208,779	$154,763	$3,035,694	$169,206	$6,034,133
Total distributable earnings (loss)(a)	30,625	2,648,259	10,096	51,141	3,092,566	16,889	5,843,388
Net assets	$258,631	$5,246,771	$218,875	$205,904	$6,128,260	$186,095	$11,877,521
Net assets - Class A	$252,039	$5,183,632	$212,592	$200,076	$6,031,340	$176,655	$11,868,702
Shares outstanding - Class A	16,154	143,003	14,520	10,368	115,677	12,503	362,444
Net asset value per share - Class A	$15.60	$36.25	$14.64	$19.30	$52.14	$14.13	$32.75
Net assets - Class I	$6,592	$63,139	$6,283	$5,828	$96,920	$9,440	$8,819
Shares outstanding - Class I	417	1,691	424	299	2,806	662	261
Net asset value per share - Class I	$15.80	$37.34	$14.82	$19.50	$34.55	$14.26	$33.80
Investments - unaffiliated, at cost	$226,332	$2,579,058	$208,515	$153,334	$3,003,725	$167,965	$6,462,198
Investments - affiliated, at cost	3,311	39,000	1,726	1,461	39,292	3,447	212,177
Securities on loan included in
Investments - unaffiliated, at value	1,352	34,017	1,959	190	8,532	1,649	628,852

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund
Assets
Investments - unaffiliated, at value	$6,598,935	$272,388	$398,791	$2,062,285	$5,663	$1,017,260	$17,110
Investments - affiliated, at value	40,274	1,344	4,675	48,145	8	2,264	1,359
Forward foreign currency contracts	—	—	5	—	—	—	—
Variation margin on futures/futures options contracts	49	—	3	—	—	6	710
Cash	336	5	117	651	—	58	2,526
Foreign currency	—	—	411	—	3	—	—
Receivable from:
Fund shares sold	2,306	1,359	154	1,049	—	470	85
Dividends and interest	3,913	273	546	2,581	16	1,270	24
Deposits with brokers and counterparties	995	—	14	—	—	33	1,641
Other assets	50	1	2	8	—	4	—
Total assets	6,646,858	275,370	404,718	2,114,719	5,690	1,021,365	23,455
Liabilities
Forward foreign currency contracts	—	—	25	—	—	—	—
Variation margin on futures/futures options contracts	4	4	5	—	—	—	45
Payable for:
Investment securities purchased	—	—	—	—	6	—	—
Return of securities loaned	12,888	—	1,887	11,163	1	—	—
Fund shares redeemed	4,697	1,125	601	7,278	—	705	94
Advisory fees	819	45	63	955	1	167	8
Administrative fees	753	35	49	175	1	125	3
12b-1 fees (Class A)	323	13	20	102	—	17	1
Board of trustee fees	618	9	36	123	—	29	1
Other expenses	63	11	25	3	1	526	—
Total liabilities	20,165	1,242	2,711	19,799	10	1,569	152
Net assets	$6,626,693	$274,128	$402,007	$2,094,920	$5,680	$1,019,796	$23,303
Net assets consist of:
Paid-in capital(a)	$6,464,872	$268,902	$252,954	$1,551,721	$5,403	$663,264	$22,656
Total distributable earnings (loss)(a)	161,821	5,226	149,053	543,199	277	356,532	647
Net assets	$6,626,693	$274,128	$402,007	$2,094,920	$5,680	$1,019,796	$23,303
Net assets - Class A	$6,548,279	$270,173	$395,890	$2,054,879	$417	$341,236	$23,302
Shares outstanding - Class A	361,791	16,541	11,319	126,239	40	21,704	1,789
Net asset value per share - Class A	$18.10	$16.33	$34.97	$16.28	$10.53	$15.72	$13.02
Net assets - Class I	$78,414	$3,955	$6,117	$40,041	$5,263	$678,560	$1
Shares outstanding - Class I	4,279	240	174	2,425	500	42,814	—
Net asset value per share - Class I	$18.32	$16.51	$35.19	$16.51	$10.53	$15.85	$13.08
Investments - unaffiliated, at cost	$6,437,701	$267,094	$266,805	$1,526,007	$5,438	$851,850	$17,110
Investments - affiliated, at cost	40,078	1,344	4,702	42,489	8	2,264	1,359
Foreign currency cost	—	—	414	—	3	—	—
Securities on loan included in
Investments - unaffiliated, at value	30,176	—	4,174	10,706	—	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL/Neuberger Berman Strategic Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Total Return Fund
Assets
Investments - unaffiliated, at value	$887,667	$2,145,306	$2,010,671	$2,128,998	$1,210,244	$1,877,178	$1,958,427
Investments - affiliated, at value	83,454	7,326	4,189	—	37,837	101,563	149,090
Purchased options, at value	—	126	—	2,680	—	—	—
Forward foreign currency contracts	512	7,315	2,631	6,116	—	—	—
Variation margin on futures/futures options contracts	2	520	6	668	—	—	671
Variation margin on swap agreements	26	767	250	358	—	—	—
OTC swap agreements	695	3,817	868	758	—	—	—
OTC swap premiums paid	—	2,430	331	—	—	—	—
Cash	2,842	4,812	1,989	9,256	12,800	5,694	88
Foreign currency	1,757	5,339	1,928	3,896	—	—	3
Receivable from:
Investment securities sold	1,994	394,882	69,123	2,284	97,724	11,060	98,587
Fund shares sold	785	1,477	402	1,273	998	1,393	1,718
Treasury roll transactions	—	—	—	1,068,774	—	—	—
Dividends and interest	7,868	9,289	15,467	4,609	3,485	27,908	11,293
Deposits with brokers and counterparties	11,896	6,547	2,970	2,465	—	—	3,168
Other assets	4	8	8	6	70	8	8
Total assets	999,502	2,589,961	2,110,833	3,232,141	1,363,158	2,024,804	2,223,053
Liabilities
Securities sold short, at value	—	8,070	—	—	—	—	—
Forward sales commitments, at value	—	—	504	1,924	—	—	—
Written options, at value	—	375	204	2,493	—	—	—
Forward foreign currency contracts	451	732	473	151	—	—	—
Variation margin on futures/futures options contracts	769	543	17	1,209	—	—	498
Variation margin on swap agreements	—	892	284	335	—	—	—
OTC swap agreements	—	37	118	—	—	—	—
OTC swap premiums received	—	2,351	655	—	—	—	—
Deferred foreign capital gains tax liability	3	—	—	—	—	—	—
Payable for:
Investment securities purchased	137,371	880,388	125,631	9,237	163,364	38,331	223,980
Treasury roll transactions	—	—	256,611	1,493,807	—	—	—
Deposits from counterparties	220	10,643	2,749	11,213	—	—	260
Return of securities loaned	8,288	7,326	4,189	—	—	40,977	7,262
Interest expense and brokerage charges	—	—	—	17	—	—	—
Fund shares redeemed	881	661	1,540	896	915	1,344	664
Advisory fees	333	658	467	536	459	529	611
Administrative fees	104	206	142	140	147	158	163
12b-1 fees (Class A)	34	43	32	61	59	75	39
Board of trustee fees	38	75	58	139	69	138	87
Other expenses	1	34	21	3	14	3	3
Total liabilities	148,493	913,034	393,695	1,522,161	165,027	81,555	233,567
Net assets	$851,009	$1,676,927	$1,717,138	$1,709,980	$1,198,131	$1,943,249	$1,989,486
Net assets consist of:
Paid-in capital(a)	$836,925	$1,634,884	$1,647,073	$1,677,393	$1,205,780	$1,855,331	$1,933,530
Total distributable earnings (loss)(a)	14,084	42,043	70,065	32,587	(7,649)	87,918	55,956
Net assets	$851,009	$1,676,927	$1,717,138	$1,709,980	$1,198,131	$1,943,249	$1,989,486
Net assets - Class A	$679,871	$867,405	$655,079	$1,234,915	$1,189,080	$1,527,625	$785,191
Shares outstanding - Class A	55,091	77,546	48,920	103,781	105,741	100,339	56,893
Net asset value per share - Class A	$12.34	$11.19	$13.39	$11.90	$11.25	$15.22	$13.80
Net assets - Class I	$171,138	$809,522	$1,062,059	$475,065	$9,051	$415,624	$1,204,295
Shares outstanding - Class I	13,692	71,620	78,784	39,211	798	23,125	86,825
Net asset value per share - Class I	$12.50	$11.30	$13.48	$12.12	$11.35	$17.97	$13.87
Investments - unaffiliated, at cost	$870,633	$2,119,969	$1,943,249	$2,096,669	$1,217,897	$1,789,262	$1,902,382
Investments - affiliated, at cost	83,454	7,326	4,189	—	37,837	101,563	149,090
Purchased options, at cost	—	132	—	1,615	—	—	—
Foreign currency cost	1,755	5,372	1,946	4,162	—	—	3
Proceeds from securities sold short	—	8,038	—	—	—	—	—
Proceeds from forward sales commitments	—	—	502	1,919	—	—	—
Premiums from written options	—	493	474	2,046	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	8,116	7,924	4,246	—	—	42,237	7,111

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
Assets
Investments - unaffiliated, at value	$554,658	$2,735,726	$523,079	$9,344,844	$13,286,942	$6,782,838	$1,746,814
Investments - affiliated, at value	5,855	25,257	39,683	1,505,030	122,776	196,512	23,537
Variation margin on futures/futures options contracts	4	33	8	—	—	—	26
Cash	146	850	892	19,369	2,297	2,823	4,788
Foreign currency	—	—	151	138	—	—	—
Receivable from:
Investment securities sold	567	582	3,675	11,533	14,727	3,929	1,068
Fund shares sold	124	492	746	8,232	6,068	3,781	1,995
Dividends and interest	556	2,359	1,613	14,339	1,335	2,432	7,140
Deposits with brokers and counterparties	127	952	—	—	—	—	—
Other assets	2	13	2	38	53	28	7
Total assets	562,039	2,766,264	569,849	10,903,523	13,434,198	6,992,343	1,785,375
Liabilities
Written options, at value	—	—	—	123,441	—	—	—
Variation margin on futures/futures options contracts	—	—	1	—	—	—	134
Deferred foreign capital gains tax liability	—	—	22	—	—	—	—
Payable to affiliates	—	—	61	—	—	—	—
Payable for:
Investment securities purchased	—	—	18,506	93,587	47,798	8,616	27,397
Return of securities loaned	3,568	6,460	2,939	18,944	31,875	29,545	5,203
Fund shares redeemed	4,755	2,924	450	5,049	18,076	4,141	1,661
Advisory fees	82	390	243	4,493	4,585	3,297	440
Administrative fees	68	339	67	1,171	986	530	145
12b-1 fees (Class A)	27	135	27	491	517	327	71
Board of trustee fees	34	358	41	295	571	329	116
Other expenses	47	273	17	16	22	12	3
Total liabilities	8,581	10,879	22,374	247,487	104,430	46,797	35,170
Net assets	$553,458	$2,755,385	$547,475	$10,656,036	$13,329,768	$6,945,546	$1,750,205
Net assets consist of:
Paid-in capital(a)	$426,645	$2,145,117	$448,363	$8,971,799	$7,487,025	$4,310,119	$1,728,364
Total distributable earnings (loss)(a)	126,813	610,268	99,112	1,684,237	5,842,743	2,635,427	21,841
Net assets	$553,458	$2,755,385	$547,475	$10,656,036	$13,329,768	$6,945,546	$1,750,205
Net assets - Class A	$545,997	$2,735,930	$545,626	$9,989,189	$10,482,335	$6,615,999	$1,447,929
Shares outstanding - Class A	66,070	148,953	33,040	450,264	138,262	88,066	136,689
Net asset value per share - Class A	$8.26	$18.37	$16.51	$22.19	$75.82	$75.13	$10.59
Net assets - Class I	$7,461	$19,455	$1,849	$666,847	$2,847,433	$329,547	$302,276
Shares outstanding - Class I	921	1,052	111	29,768	36,031	4,149	28,040
Net asset value per share - Class I	$8.10	$18.49	$16.69	$22.40	$79.03	$79.43	$10.78
Investments - unaffiliated, at cost	$428,648	$2,127,188	$423,940	$7,615,046	$7,444,200	$4,147,410	$1,724,435
Investments - affiliated, at cost	5,855	25,257	39,683	1,505,083	122,776	196,512	23,537
Foreign currency cost	—	—	152	138	—	—	—
Premiums from written options	—	—	—	77,935	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	3,554	6,330	5,463	21,021	104,826	32,386	5,096

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund
Assets
Investments - unaffiliated, at value	$696,249	$5,338,217	$2,262,059	$101,010	$9,565,369	$654,789	$986,321
Investments - affiliated, at value	41,817	61,518	40,956	15,345	953,382	8,207	3,918
Purchased options, at value	—	—	—	306	—	—	—
Forward foreign currency contracts	—	—	—	317	—	—	—
OTC swap agreements	—	—	—	8,146	—	—	—
OTC swap premiums paid	—	—	—	1	—	—	—
Cash	3,032	2,474	30	309	714	138	948
Cash collateral segregated for short sales	—	—	—	1,989	—	—	—
Foreign currency	—	108	—	1,077	285	—	2,573
Receivable from:
Investment securities sold	12,047	14,726	—	1,031	279,695	1,633	2,914
Fund shares sold	411	1,455	1,377	201	4,775	994	295
Dividends and interest	10,802	2,579	3,107	318	18,079	785	3,029
Deposits with brokers and counterparties	—	—	—	17,510	—	—	—
Other assets	2	20	9	—	40	2	8
Total assets	764,360	5,421,097	2,307,538	147,560	10,822,339	666,548	1,000,006
Liabilities
Securities sold short, at value	—	—	—	1,074	—	—	—
Written options, at value	—	—	—	1,338	—	—	—
Variation margin on futures/futures options contracts	—	—	—	—	98	—	—
OTC swap agreements	—	—	—	8,552	—	—	—
Payable to affiliates	—	54	—	—	26	—	222
Payable for:
Investment securities purchased	16,875	6,878	—	5,032	827,768	1,001	3,001
Return of securities loaned	22,036	25,855	9,356	—	82,503	2,896	91
Interest expense and brokerage charges	—	—	—	46	—	—	—
Fund shares redeemed	636	7,807	1,910	28	3,184	421	1,693
Advisory fees	306	2,051	1,248	114	2,555	241	480
Administrative fees	89	422	283	11	753	82	125
12b-1 fees (Class A)	8	150	25	3	484	32	50
Board of trustee fees	28	261	72	8	435	18	74
Other expenses	1	8	2	8	16	1	4
Total liabilities	39,979	43,486	12,896	16,214	917,822	4,692	5,740
Net assets	$724,381	$5,377,611	$2,294,642	$131,346	$9,904,517	$661,856	$994,266
Net assets consist of:
Paid-in capital(a)	$697,142	$4,252,146	$984,160	$141,006	$7,573,573	$649,019	$924,322
Total distributable earnings (loss)(a)	27,239	1,125,465	1,310,482	(9,660)	2,330,944	12,837	69,944
Net assets	$724,381	$5,377,611	$2,294,642	$131,346	$9,904,517	$661,856	$994,266
Net assets - Class A	$163,552	$3,038,836	$503,282	$56,850	$9,838,227	$642,310	$989,899
Shares outstanding - Class A	13,839	133,775	20,962	4,570	311,684	43,942	89,851
Net asset value per share - Class A	$11.82	$22.72	$24.01	$12.44	$31.56	$14.62	$11.02
Net assets - Class I	$560,829	$2,338,775	$1,791,360	$74,496	$66,290	$19,546	$4,367
Shares outstanding - Class I	47,527	97,576	74,255	5,986	2,018	1,321	387
Net asset value per share - Class I	$11.80	$23.97	$24.12	$12.45	$32.85	$14.80	$11.28
Investments - unaffiliated, at cost	$669,010	$4,212,769	$1,291,556	$110,306	$7,234,384	$641,952	$916,578
Investments - affiliated, at cost	41,817	61,518	40,956	15,345	953,382	8,207	3,918
Purchased options, at cost	—	—	—	630	—	—	—
Foreign currency cost	—	106	—	1,077	285	—	2,579
Proceeds from securities sold short	—	—	—	1,056	—	—	—
Premiums from written options	—	—	—	1,406	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	22,068	46,271	46,500	—	158,570	4,958	110

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2021

	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value	$1,955,599	$1,600,789
Investments - affiliated, at value	—	49,961
Repurchase agreements, at value	700	—
Cash	375,748	20
Receivable from:
Investment securities sold	—	20,146
Fund shares sold	7,438	260
Dividends and interest	92	1,388
Adviser	579	—
Other assets	10	7
Total assets	2,340,166	1,672,571
Liabilities
Payable for:
Investment securities purchased	23,246	21,343
Return of securities loaned	—	27,088
Fund shares redeemed	3,149	989
Advisory fees	298	503
Administrative fees	190	134
12b-1 fees (Class A)	113	41
Board of trustee fees	111	114
Other expenses	3	3
Total liabilities	27,110	50,215
Net assets	$2,313,056	$1,622,356
Net assets consist of:
Paid-in capital(a)	$2,313,136	$1,224,049
Total distributable earnings (loss)(a)	(80)	398,307
Net assets	$2,313,056	$1,622,356
Net assets - Class A	$2,274,189	$835,341
Shares outstanding - Class A	2,274,255	29,644
Net asset value per share - Class A	$1.00	$28.18
Net assets - Class I	$38,867	$787,015
Shares outstanding - Class I	38,882	26,913
Net asset value per share - Class I	$1.00	$29.24
Investments - unaffiliated, at cost	$1,955,599	$1,202,878
Investments - affiliated, at cost	—	49,961
Repurchase agreements, at cost	700	—
Securities on loan included in
Investments - unaffiliated, at value	—	55,644

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2021

	JNL/American Funds Balanced Fund(b)	JNL/American Funds Bond Fund of America Fund(b)(c)	JNL/American Funds Capital Income Builder Fund(b)	JNL/American Funds Capital World Bond Fund(b)	JNL/American Funds Global Growth Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth Fund(b)
Investment income
Dividends received from master fund (a)	$8,308	$19	$2,382	$2,752	$2,492	$20,671	$4,594
Total investment income	8,308	19	2,382	2,752	2,492	20,671	4,594

Expenses
Advisory fees	5,934	4	546	1,506	2,751	3,029	10,652
Administrative fees	1,162	1	104	251	423	466	1,688
12b-1 fees (Class A)	3,426	3	304	747	1,240	1,382	5,124
Legal fees	5	—	—	1	2	2	8
Board of trustee fees	30	—	3	6	11	13	48
Chief compliance officer fees	2	—	—	—	1	1	3
Other expenses	16	—	2	4	6	6	24
Total expenses	10,575	8	959	2,515	4,434	4,899	17,547
Expense waiver	(3,486)	(2)	(260)	(1,079)	(2,116)	(2,330)	(7,821)
Net expenses	7,089	6	699	1,436	2,318	2,569	9,726
Net investment income (loss)	1,219	13	1,683	1,316	174	18,102	(5,132)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	3,875	—	1,094	632	12,556	9,976	33,527
Distributions from unaffiliated
investment companies	—	333	—	—	—	—	—
Distributions from affiliated investment
companies	81,938	—	—	12,660	43,586	—	475,508
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	(264)	—	—	—	—	—
Investments - affiliated	133,014	—	15,819	(32,363)	34,822	64,776	(85,580)
Net realized and unrealized gain (loss)	218,827	69	16,913	(19,071)	90,964	74,752	423,455
Change in net assets from operations	$220,046	$82	$18,596	$(17,755)	$91,138	$92,854	$418,323
(a) Affiliated income	$8,308	$—	$2,382	$2,752	$2,492	$20,671	$4,594

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(c)	Period from commencement of operations April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2021

	JNL/American Funds Growth-Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL/American Funds Washington Mutual Investors Fund(b)	JNL/Mellon Bond Index Fund(b)	JNL/Mellon Emerging Markets Index Fund(b)	JNL/Mellon International Index Fund(b)
Investment income
Dividends (a)	$—	$—	$—	$—	$6	$6,794	$18,406
Dividends received from master fund (a)	38,608	1,128	4,680	14,228	—	—	—
Foreign taxes withheld	—	—	—	—	—	(782)	(1,259)
Interest	—	—	—	—	7,611	—	—
Securities lending (a)	—	—	—	—	6	78	76
Total investment income	38,608	1,128	4,680	14,228	7,623	6,090	17,223

Expenses
Advisory fees	24,730	7,042	8,032	10,048	1,061	1,496	1,622
Administrative fees	3,933	971	865	1,727	678	889	1,565
12b-1 fees (Class A)	13,492	2,889	2,557	5,320	1,776	1,754	2,830
Licensing fees paid to third parties	—	—	—	—	—	63	105
Legal fees	20	4	4	8	2	2	2
Board of trustee fees	117	25	23	46	23	10	50
Chief compliance officer fees	7	1	1	3	1	1	1
Other expenses	60	14	12	24	8	37	2
Total expenses	42,359	10,946	11,494	17,176	3,549	4,252	6,177
Expense waiver	(13,633)	(4,853)	(5,622)	(6,251)	(170)	(314)	(464)
Net expenses	28,726	6,093	5,872	10,925	3,379	3,938	5,713
Net investment income (loss)	9,882	(4,965)	(1,192)	3,303	4,244	2,152	11,510

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	—	—	—	43,120	323,695	513,353
Investments - affiliated	74,179	11,327	11,359	24,797	4	(67)	1,941
Distributions from affiliated investment
companies	92,618	—	56,875	—	—	—	—
Foreign currency	—	—	—	—	—	1,040	423
Forward foreign currency contracts	—	—	—	—	—	(382)	(159)
Futures/futures options contracts	—	—	—	—	—	7,449	773
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	—	—	—	(84,129)	(275,575)	(396,634)
Investments - affiliated	1,015,344	78,157	97,893	460,257	10,753	16,475	15,284
Foreign currency	—	—	—	—	—	(10)	(303)
Forward foreign currency contracts	—	—	—	—	—	—	(64)
Futures/futures options contracts	—	—	—	—	—	(405)	(90)
Net realized and unrealized gain (loss)	1,182,141	89,484	166,127	485,054	(30,252)	72,220	134,524
Change in net assets from operations	$1,192,023	$84,519	$164,935	$488,357	$(26,008)	$74,372	$146,034
(a) Affiliated income	$38,608	$1,128	$4,680	$14,228	$6	$78	$106

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2021

	JNL/Mellon S&P 400 MidCap Index Fund(b)	JNL/Mellon Small Cap Index Fund(b)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Investment income
Dividends (a)	$13,477	$11,371	$—	$—	$—	$—	$—
Foreign taxes withheld	—	(9)	—	—	—	—	—
Securities lending (a)	74	383	—	—	—	—	—
Total investment income	13,551	11,745	—	—	—	—	—

Expenses
Advisory fees	2,554	2,141	811	432	1,163	1,233	2,103
Administrative fees	1,832	1,521	430	193	650	693	1,219
12b-1 fees (Class A)	5,272	4,247	2,559	1,146	3,873	4,136	7,616
Licensing fees paid to third parties	264	216	—	—	—	—	—
Legal fees	6	6	4	4	6	6	11
Board of trustee fees	44	37	23	9	33	35	89
Chief compliance officer fees	2	1	1	1	2	2	4
Other expenses	17	16	11	6	18	19	35
Total expenses	9,991	8,185	3,839	1,791	5,745	6,124	11,077
Expense waiver	(548)	(438)	—	—	—	—	—
Net expenses	9,443	7,747	3,839	1,791	5,745	6,124	11,077
Net investment income (loss)	4,108	3,998	(3,839)	(1,791)	(5,745)	(6,124)	(11,077)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	1,444,584	1,050,773	—	—	—	—	—
Investments - affiliated	(892)	692	53,667	23,980	74,777	44,439	78,018
Futures/futures options contracts	8,329	2,743	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(799,394)	(499,313)	—	—	—	—	—
Investments - affiliated	(60,543)	62,104	159,425	694	201,918	120,744	321,152
Futures/futures options contracts	(193)	(499)	—	—	—	—	—
Net realized and unrealized gain (loss)	591,891	616,500	213,092	24,674	276,695	165,183	399,170
Change in net assets from operations	$595,999	$620,498	$209,253	$22,883	$270,950	$159,059	$388,093
(a) Affiliated income	$74	$383	$—	$—	$—	$—	$—

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2021

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
Investment income
Dividends (a)	$23,218	$19,525	$—	$—	$—	$—	$—
Total investment income	23,218	19,525	—	—	—	—	—

Expenses
Advisory fees	3,339	2,698	1,178	605	2,326	1,258	2,338
Administrative fees	2,713	2,206	659	301	1,363	709	1,370
12b-1 fees (Class A)	5,522	4,381	3,930	1,801	8,563	4,245	8,631
Legal fees	8	7	6	3	13	6	13
Board of trustee fees	48	38	33	14	72	35	72
Chief compliance officer fees	3	2	2	1	4	2	4
Other expenses	26	20	19	8	40	20	40
Total expenses	11,659	9,352	5,827	2,733	12,381	6,275	12,468
Net investment income (loss)	11,559	10,173	(5,827)	(2,733)	(12,381)	(6,275)	(12,468)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	311,419	303,017	—	—	—	—	—
Investments - affiliated	14,458	13,192	67,429	17,302	192,245	92,487	191,550
Distributions from unaffiliated
investment companies	93,483	56,894	—	—	—	—	—
Distributions from affiliated investment
companies	24,253	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(142,340)	(179,664)	—	—	—	—	—
Investments - affiliated	20,241	(10,970)	228,241	18,507	382,272	52,196	258,159
Net realized and unrealized gain (loss)	321,514	182,469	295,670	35,809	574,517	144,683	449,709
Change in net assets from operations	$333,073	$192,642	$289,843	$33,076	$562,136	$138,408	$437,241
(a) Affiliated income	$1,684	$2,549	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2021

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund(b)(c)
Investment income
Dividends (a)	$2,457	$1,600	$2,711	$12,667	$3,925	$6,142	$1
Interest	—	—	—	—	—	—	2,486
Securities lending (a)	480	228	299	201	121	186	4
Total investment income	2,937	1,828	3,010	12,868	4,046	6,328	2,491

Expenses
Advisory fees	314	189	333	1,239	516	758	486
Administrative fees	236	142	250	976	387	568	—
12b-1 fees (Class A)	462	275	489	1,894	751	1,092	—
Legal fees	1	—	1	3	1	2	1
Board of trustee fees	5	2	5	101	7	17	108
Chief compliance officer fees	—	—	—	1	—	1	1
Other expenses	2	3	2	1	5	4	1
Total expenses	1,020	611	1,080	4,215	1,667	2,442	597
Expense waiver	—	—	—	(24)	(10)	(18)	(316)
Net expenses	1,020	611	1,080	4,191	1,657	2,424	281
Net investment income (loss)	1,917	1,217	1,930	8,677	2,389	3,904	2,210

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	12,300	6,335	10,187	6,541	17,377	9,834	128
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	16,790	2,050	12,900	84,022	3,860	37,696	8,392
Investments - affiliated	—	—	—	—	—	—	38
Net realized and unrealized gain (loss)	29,090	8,385	23,087	90,563	21,237	47,530	8,558
Change in net assets from operations	$31,007	$9,602	$25,017	$99,240	$23,626	$51,434	$10,768
(a) Affiliated income	$480	$228	$299	$201	$121	$186	$7

(b)	Period from commencement of operations April 26, 2021.
(c)

Effective April 26, 2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. For information on the performance of these investments prior to April 26, 2021, please see the Statement of Operations of the Feeder Fund. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2021

	JNL Emerging Markets Index Fund(b)(c)	JNL International Index Fund(b)(c)	JNL Mid Cap Index Fund(b)(c)	JNL Small Cap Index Fund(b)(c)	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Investment income
Dividends (a)	$6,942	$18,373	$11,660	$7,688	$3,506	$19,451	$7,310
Foreign taxes withheld	(640)	(1,584)	—	(6)	(347)	(1,565)	(517)
Interest	—	—	—	—	13,027	—	—
Securities lending (a)	13	127	8	56	9	102	126
Total investment income	6,315	16,916	11,668	7,738	16,195	17,988	6,919

Expenses
Advisory fees	428	978	1,371	1,096	6,651	6,655	1,951
Administrative fees	—	—	—	—	1,122	1,314	390
12b-1 fees (Class A)	—	—	—	—	328	1,518	303
Licensing fees paid to third parties	11	25	130	104	—	—	—
Legal fees	1	2	4	3	2	4	1
Board of trustee fees	64	149	5	4	26	23	32
Chief compliance officer fees	—	1	1	1	1	1	1
Dividends/interest on securities sold short	—	—	—	—	715	—	—
Net short holdings borrowing fees	—	—	—	—	939	—	—
Interest expense	—	—	—	—	180	—	—
Other expenses	—	5	7	6	34	126	—
Foreign tax overdraft expense	30	—	—	—	—	—	—
Total expenses	534	1,160	1,518	1,214	9,998	9,641	2,678
Expense waiver	(118)	(513)	(822)	(658)	(48)	—	—
Net expenses	416	647	696	556	9,950	9,641	2,678
Net investment income (loss)	5,899	16,269	10,972	7,182	6,245	8,347	4,241

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	4,640	913	(3,805)	4,464	100,558	190,638	58,717
Investments - affiliated	—	(37)	—	—	—	—	—
Securities sold short	—	—	—	—	(47,602)	—	—
Brokerage commissions recaptured	—	—	—	—	2	1	2
Purchased options	—	—	—	—	(2,354)	—	—
Written options	—	—	—	—	4,839	—	—
Foreign currency	(841)	(446)	—	—	(50)	(279)	(284)
Forward foreign currency contracts	11	1,019	—	—	(657)	50	132
Futures/futures options contracts	10,375	1,755	(207)	236	(13,812)	—	—
Swap agreements	—	—	—	—	(5,383)	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(4,489)	(2,647)	(66,639)	50,139	(26,409)	(55,917)	(19,013)
Investments - affiliated	—	453	—	—	—	—	—
Investment securities sold short	—	—	—	—	17,324	—	—
Purchased options	—	—	—	—	(186)	—	—
Written options	—	—	—	—	337	—	—
Foreign currency	41	(6)	—	—	(108)	191	64
Forward foreign currency contracts	—	(339)	—	—	2,310	1	—
Futures/futures options contracts	54	(234)	(301)	14	4,910	—	—
Swap agreements	—	—	—	—	555	—	—
Net realized and unrealized gain (loss)	9,791	431	(70,952)	54,853	34,274	134,685	39,618
Change in net assets from operations	$15,690	$16,700	$(59,980)	$62,035	$40,519	$143,032	$43,859
(a) Affiliated income	$13	$127	$8	$56	$9	$102	$126

(b)	Period from commencement of operations April 26, 2021.
(c)

Effective April 26, 2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. For information on the performance of these investments prior to April 26, 2021, please see the Statement of Operations of the Feeder Fund. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2021

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund	JNL/AQR Large Cap Defensive Style Fund	JNL/Baillie Gifford International Growth Fund	JNL/Baillie Gifford U.S. Equity Growth Fund(b)
Investment income
Dividends (a)	$10,948	$3,951	$11,228	$1,450	$1,320	$3,596	$9
Dividends received from master fund (a)	—	—	—	—	—	3,963	—
Foreign taxes withheld	(64)	(42)	(26)	—	—	(443)	—
Securities lending (a)	51	728	8	5	—	—	4
Total investment income	10,935	4,637	11,210	1,455	1,320	7,116	13

Expenses
Advisory fees	4,935	9,563	5,387	200	354	4,350	121
Administrative fees	1,175	1,697	796	100	133	831	37
12b-1 fees (Class A)	467	4,379	1,614	—	261	2,066	1
Licensing fees paid to third parties	—	—	—	20	—	—	—
Legal fees	4	8	4	—	—	3	—
Board of trustee fees	22	52	21	3	21	20	1
Chief compliance officer fees	1	3	1	—	—	1	—
Other expenses	9	24	11	2	—	15	—
Total expenses	6,613	15,726	7,834	325	769	7,286	160
Expense waiver	—	—	—	(230)	—	(2,172)	—
Net expenses	6,613	15,726	7,834	95	769	5,114	160
Net investment income (loss)	4,322	(11,089)	3,376	1,360	551	2,002	(147)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	100,476	447,360	104,386	457	552	329,377	(292)
Investments - affiliated	—	—	—	—	—	21,702	—
Distributions from affiliated investment
companies	—	—	—	—	—	99,657	—
Brokerage commissions recaptured	57	44	47	—	—	—	—
Foreign currency	—	(32)	—	—	—	(410)	—
Forward foreign currency contracts	—	—	—	—	—	(1)	—
Futures/futures options contracts	—	—	—	363	548	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	112,376	(175,153)	93,836	26,338	12,806	26,251	9,239
Investments - affiliated	—	—	—	41	—	(418,093)	—
Foreign currency	—	(30)	—	—	—	(4)	—
Futures/futures options contracts	—	—	—	8	122	—	—
Net realized and unrealized gain (loss)	212,909	272,189	198,269	27,207	14,028	58,479	8,947
Change in net assets from operations	$217,231	$261,100	$201,645	$28,567	$14,579	$60,481	$8,800
(a) Affiliated income	$53	$732	$8	$8	$—	$3,963	$4

(b)	Period from commencement of operations April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2021

	JNL/BlackRock Advantage International Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/DFA International Core Equity Fund
Investment income
Dividends (a)	$721	$27,422	$15,781	$12,247	$24,084	$4,778	$1,672
Foreign taxes withheld	(51)	(982)	(299)	(114)	(2,137)	(59)	(113)
Interest	—	11,911	—	—	61	—	—
Securities lending (a)	5	669	114	244	84	51	21
Total investment income	675	39,020	15,596	12,377	22,092	4,770	1,580

Expenses
Advisory fees	117	11,688	2,111	11,530	3,569	3,485	228
Administrative fees	32	2,966	589	2,407	1,033	1,079	76
12b-1 fees (Class A)	26	5,596	1,169	6,195	787	726	76
Legal fees	—	9	2	11	3	3	—
Board of trustee fees	—	52	10	63	18	18	2
Chief compliance officer fees	—	3	1	4	1	1	—
Dividends/interest on securities sold short	—	152	—	—	—	—	—
Net short holdings borrowing fees	—	81	—	—	—	—	—
Other expenses	—	47	5	35	12	10	1
Total expenses	175	20,594	3,887	20,245	5,423	5,322	383
Expense waiver	—	—	—	—	—	—	(13)
Net expenses	175	20,615	3,887	20,245	5,423	5,322	370
Net investment income (loss)	500	18,426	11,709	(7,868)	16,669	(552)	1,210

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	3,625	352,210	43,456	630,367	105,591	86,172	16,406
Investments - affiliated	—	8,479	—	—	—	—	—
Securities sold short	—	2,709	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	25	—	—
Purchased options	—	(22,335)	—	—	—	—	—
Written options	—	26,072	—	—	—	—	—
Foreign currency	1	(224)	(61)	14	67	—	18
Forward foreign currency contracts	1	(6,815)	—	—	(10)	—	—
Futures/futures options contracts	55	(66,788)	—	—	—	—	279
Swap agreements	—	1,441	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(298)	(37,038)	93,543	(7,018)	(13,114)	70,961	(6,512)
Investments - affiliated	—	(5,174)	—	—	—	—	—
Investment securities sold short	—	(2,468)	—	—	—	—	—
Purchased options	—	(4,991)	—	—	—	—	—
Written options	—	4,154	—	—	—	—	—
Foreign currency	(3)	(144)	(10)	—	(237)	—	(4)
Forward foreign currency contracts	—	(14,450)	—	—	—	—	—
Futures/futures options contracts	(10)	(2,027)	—	—	—	—	4
Swap agreements	—	8,403	—	—	—	—	—
Net realized and unrealized gain (loss)	3,371	241,014	136,928	623,363	92,322	157,133	10,191
Change in net assets from operations	$3,871	$259,440	$148,637	$615,495	$108,991	$156,581	$11,401
(a) Affiliated income	$5	$1,445	$114	$244	$85	$53	$21

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2021

	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund
Investment income
Dividends (a)	$10,101	$2,200	$6	$1	$10	$2	$11
Foreign taxes withheld	(2)	(3)	—	—	(1)	—	—
Interest	—	—	54,965	17,155	21,179	48,574	16,879
Securities lending (a)	28	17	57	25	—	1	33
Total investment income	10,127	2,214	55,028	17,181	21,188	48,577	16,923

Expenses
Advisory fees	2,771	1,022	6,805	2,574	6,422	5,748	2,489
Administrative fees	706	279	1,822	628	1,756	1,375	654
12b-1 fees (Class A)	1,980	540	3,893	239	2,584	1,543	1,529
Legal fees	5	3	8	2	5	6	3
Board of trustee fees	18	6	45	11	31	33	16
Chief compliance officer fees	1	—	3	1	2	2	1
Other expenses	11	4	35	13	15	20	9
Total expenses	5,492	1,854	12,611	3,468	10,815	8,727	4,701
Expense waiver	(23)	(3)	—	—	—	—	—
Net expenses	5,469	1,851	12,611	3,468	10,815	8,727	4,701
Net investment income (loss)	4,658	363	42,417	13,713	10,373	39,850	12,222

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	32,328	23,120	(4,686)	7,901	3,926	(28,146)	(6,658)
Written options	—	—	—	—	—	—	5
Foreign currency	—	—	(118)	—	—	—	—
Forward foreign currency contracts	—	—	175	—	—	—	—
Futures/futures options contracts	—	—	—	—	—	—	(166)
Swap agreements	—	—	—	—	386,841	—	(108)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	181,476	37,735	(47,435)	(7,556)	7,656	(11,359)	(18,489)
Investments - affiliated	—	—	(42)	—	—	—	—
Purchased options	—	—	—	—	—	—	8
Written options	—	—	—	—	—	—	60
Foreign currency	—	—	(57)	—	—	—	—
Forward foreign currency contracts	—	—	10	—	—	—	—
Futures/futures options contracts	—	—	—	—	—	—	264
Swap agreements	—	—	—	—	(64,648)	—	20
Net realized and unrealized gain (loss)	213,804	60,855	(52,153)	345	333,775	(39,505)	(25,064)
Change in net assets from operations	$218,462	$61,218	$(9,736)	$14,058	$344,148	$345	$(12,842)
(a) Affiliated income	$28	$17	$129	$25	$—	$1	$39

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2021

	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund
Investment income
Dividends (a)	$16,540	$2	$9,469	$18,375	$23,299	$12,794	$10,862
Foreign taxes withheld	(477)	(331)	(336)	(145)	—	(1,266)	(877)
Interest	—	24,777	3,306	19,547	—	—	25
Securities lending (a)	52	—	32	54	—	2	19
Total investment income	16,115	24,448	12,471	37,831	23,299	11,530	10,029

Expenses
Advisory fees	3,482	1,667	3,213	4,441	2,732	4,266	2,940
Administrative fees	753	417	881	839	2,417	711	646
12b-1 fees (Class A)	994	798	1,760	2,506	8,783	459	733
Legal fees	2	1	3	4	13	2	2
Board of trustee fees	12	7	15	20	75	13	11
Chief compliance officer fees	1	1	1	1	5	1	1
Other expenses	7	50	47	12	40	48	6
Total expenses	5,251	2,941	5,920	7,823	14,065	5,500	4,339
Expense waiver	—	—	(13)	—	—	—	—
Net expenses	5,251	2,941	5,907	7,823	14,065	5,500	4,339
Net investment income (loss)	10,864	21,507	6,564	30,008	9,234	6,030	5,690

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	18,653	(15,628)	73,712	56,722	1,438,777	79,923	37,165
Investments - affiliated	—	—	(1,329)	—	—	—	—
Brokerage commissions recaptured	—	—	3	11	—	—	—
Foreign currency	(72)	(1,158)	(199)	6	—	(907)	(104)
Forward foreign currency contracts	(1)	(12,412)	32	—	—	22	359
Futures/futures options contracts	—	—	9,001	—	898	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	39,924	(11,758)	19,616	65,568	178,350	(45,303)	89,292
Investments - affiliated	—	—	902	—	(501,607)	—	—
Foreign currency	(121)	(281)	(14)	(41)	—	48	(84)
Forward foreign currency contracts	—	12,282	—	—	—	1	418
Futures/futures options contracts	—	—	207	—	244	—	—
Swap agreements	—	—	1	—	—	—	—
Net realized and unrealized gain (loss)	58,383	(28,955)	101,932	122,266	1,116,662	33,784	127,046
Change in net assets from operations	$69,247	$(7,448)	$108,496	$152,274	$1,125,896	$39,814	$132,736
(a) Affiliated income	$52	$—	$220	$54	$—	$4	$19

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2021

	JNL/Heitman U.S. Focused Real Estate Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund
Investment income
Dividends (a)	$3,517	$15,848	$8,388	$11,580	$1,914	$10,487	$3,643
Foreign taxes withheld	—	(481)	(651)	(749)	—	(662)	(4)
Interest	—	—	—	—	—	5,781	—
Securities lending (a)	—	198	37	40	103	73	—
Total investment income	3,517	15,565	7,774	10,871	2,017	15,679	3,639

Expenses
Advisory fees	738	2,774	6,651	3,078	8,651	4,249	1,303
Administrative fees	170	795	1,995	886	1,338	1,091	391
12b-1 fees (Class A)	75	205	2,844	1,372	3,978	2,179	563
Legal fees	—	3	6	3	6	3	1
Board of trustee fees	3	12	33	14	36	18	7
Chief compliance officer fees	—	1	2	1	2	1	—
Dividends/interest on securities sold short	—	—	—	—	—	51	—
Net short holdings borrowing fees	—	—	—	—	—	68	28
Other expenses	2	9	38	9	19	43	7
Total expenses	988	3,799	11,569	5,363	14,030	7,703	2,300
Net investment income (loss)	2,529	11,766	(3,795)	5,508	(12,013)	7,976	1,339

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	14,453	48,064	150,402	81,806	281,702	119,096	31,345
Investments - affiliated	—	—	—	—	—	4	—
Securities sold short	—	—	—	—	—	(1,560)	—
Brokerage commissions recaptured	8	4	—	8	1	10	5
Purchased options	—	—	—	—	—	1,416	(22,652)
Written options	—	—	—	—	—	—	(14,120)
Foreign currency	—	316	(35)	(30)	—	472	—
Forward foreign currency contracts	—	(1,237)	25	11	—	(1,409)	—
Futures/futures options contracts	—	—	—	—	—	(4,696)	1,545
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	32,512	74,975	151,592	(11,228)	(52,209)	(32,297)	45,579
Investments - affiliated	—	—	—	—	—	(4)	—
Investment securities sold short	—	—	—	—	—	107	—
Purchased options	—	—	—	—	—	927	57
Written options	—	—	—	—	—	—	33
Foreign currency	—	(34)	(138)	(131)	—	127	—
Forward foreign currency contracts	—	1,549	7	—	—	3,431	—
Futures/futures options contracts	—	—	—	—	—	(10,925)	(5)
Net realized and unrealized gain (loss)	46,973	123,637	301,853	70,436	229,494	74,699	41,787
Change in net assets from operations	$49,502	$135,403	$298,058	$75,944	$217,481	$82,675	$43,126
(a) Affiliated income	$—	$200	$37	$41	$107	$76	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2021

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund
Investment income
Dividends (a)	$7,067	$3	$11,788	$7,549	$5,502	$1	$1,188
Foreign taxes withheld	—	—	4	(287)	(454)	(1)	—
Interest	—	20,714	—	—	—	5,424	—
Securities lending (a)	101	10	—	22	—	2	4
Total investment income	7,168	20,727	11,792	7,284	5,048	5,426	1,192

Expenses
Advisory fees	9,225	2,671	2,911	1,568	2,635	1,038	288
Administrative fees	1,879	974	592	336	719	445	221
12b-1 fees (Class A)	5,165	2,176	1,199	136	701	343	435
Licensing fees paid to third parties	—	—	—	—	—	—	10
Legal fees	9	4	3	1	2	1	1
Board of trustee fees	52	21	15	6	12	9	4
Chief compliance officer fees	3	2	1	—	1	1	—
Other expenses	28	15	7	3	18	3	3
Total expenses	16,361	5,863	4,728	2,050	4,088	1,840	962
Expense waiver	—	—	—	—	—	—	(1)
Net expenses	16,361	5,863	4,728	2,050	4,088	1,840	961
Net investment income (loss)	(9,193)	14,864	7,064	5,234	960	3,586	231

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	446,726	(5,556)	50,880	14,262	37,459	723	14,784
Brokerage commissions recaptured	18	—	—	—	1	—	—
Foreign currency	—	—	32	34	(5)	—	—
Forward foreign currency contracts	—	—	—	(7)	2	—	—
Futures/futures options contracts	—	—	—	—	—	396	369
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(120,328)	(49,703)	147,654	13,294	54,465	(657)	35,776
Foreign currency	—	—	(36)	(28)	(46)	—	—
Futures/futures options contracts	—	—	—	—	—	(80)	29
Net realized and unrealized gain (loss)	326,416	(55,259)	198,530	27,555	91,876	382	50,958
Change in net assets from operations	$317,223	$(40,395)	$205,594	$32,789	$92,836	$3,968	$51,189
(a) Affiliated income	$103	$13	$—	$22	$1	$3	$4

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2021

	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Equity Income Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund
Investment income
Dividends (a)	$6,178	$2,623	$11,726	$24,192	$3,442	$13,575	$26,164
Foreign taxes withheld	—	—	—	—	(5)	(2)	—
Securities lending (a)	110	2	—	8	1	52	241
Total investment income	6,288	2,625	11,726	24,200	3,438	13,625	26,405

Expenses
Advisory fees	1,669	215	1,140	1,054	736	1,241	3,293
Administrative fees	1,420	160	953	877	245	1,043	2,804
12b-1 fees (Class A)	2,817	317	1,881	1,739	484	2,064	5,742
Licensing fees paid to third parties	65	7	121	40	—	47	134
Legal fees	4	—	3	3	1	3	9
Board of trustee fees	26	3	16	16	5	19	48
Chief compliance officer fees	1	—	1	1	—	1	3
Other expenses	14	3	9	8	2	10	26
Total expenses	6,016	705	4,124	3,738	1,473	4,428	12,059
Expense waiver	(4)	(1)	(4)	(3)	—	(4)	(7)
Net expenses	6,012	704	4,120	3,735	1,473	4,424	12,052
Net investment income (loss)	276	1,921	7,606	20,465	1,965	9,201	14,353

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	252,138	5,911	129	(121,390)	31,812	106,275	80,641
Investments - affiliated	—	—	—	—	—	199	—
Brokerage commissions recaptured	—	—	—	—	17	—	—
Foreign currency	—	—	—	—	1	—	—
Futures/futures options contracts	108	103	3,336	3,284	—	1,977	1,663
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(63,019)	3,981	149,176	496,792	17,207	165,851	300,201
Investments - affiliated	—	—	—	—	—	2,597	—
Foreign currency	—	—	—	—	(4)	—	—
Futures/futures options contracts	(180)	(26)	(80)	(78)	—	(247)	(308)
Net realized and unrealized gain (loss)	189,047	9,969	152,561	378,608	49,033	276,652	382,197
Change in net assets from operations	$189,323	$11,890	$160,167	$399,073	$50,998	$285,853	$396,550
(a) Affiliated income	$110	$2	$1	$8	$1	$185	$241

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2021

	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund
Investment income
Dividends (a)	$1,235	$20,589	$1,268	$1,278	$20,909	$2,099	$81,767
Foreign taxes withheld	—	(23)	—	—	(32)	—	(7)
Interest	—	—	—	—	—	—	1
Securities lending (a)	2	51	51	4	12	4	1,015
Total investment income	1,237	20,617	1,319	1,282	20,889	2,103	82,776

Expenses
Advisory fees	183	4,167	146	225	4,770	148	5,814
Administrative fees	134	3,516	104	135	4,037	105	5,182
12b-1 fees (Class A)	260	7,341	202	261	8,502	198	16,519
Licensing fees paid to third parties	6	172	5	45	1,012	5	1,119
Legal fees	—	12	—	—	13	—	25
Board of trustee fees	3	64	2	3	75	2	144
Chief compliance officer fees	—	4	—	—	4	—	8
Other expenses	1	38	2	1	42	1	78
Total expenses	587	15,314	461	670	18,455	459	28,889
Expense waiver	(1)	(14)	(1)	(2)	(21)	(2)	—
Net expenses	586	15,300	460	668	18,434	457	28,889
Net investment income (loss)	651	5,317	859	614	2,455	1,646	53,887

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	6,161	681,838	11,415	3,964	228,791	(360)	248,165
Investments - affiliated	—	—	—	(1)	—	—	213
Futures/futures options contracts	150	2,339	128	119	1,510	168	12,519
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	14,964	(85,674)	(1,064)	22,049	476,833	24,262	1,264,721
Investments - affiliated	—	—	—	70	—	—	2,135
Futures/futures options contracts	15	93	(25)	(7)	(1,237)	(21)	(1,883)
Net realized and unrealized gain (loss)	21,290	598,596	10,454	26,194	705,897	24,049	1,525,870
Change in net assets from operations	$21,941	$603,913	$11,313	$26,808	$708,352	$25,695	$1,579,757
(a) Affiliated income	$2	$52	$51	$9	$12	$4	$1,180

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2021

	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund(b)	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund
Investment income
Dividends (a)	$20,722	$4,212	$3,978	$16,456	$50	$8,514	$—
Foreign taxes withheld	(4)	—	(136)	(23)	(3)	—	—
Interest	—	—	—	—	—	—	4
Securities lending (a)	23	1	17	349	—	—	—
Total investment income	20,741	4,213	3,859	16,782	47	8,514	4

Expenses
Advisory fees	2,419	270	363	5,209	2	952	40
Administrative fees	1,970	207	284	951	1	714	13
12b-1 fees (Class A)	4,438	407	561	2,802	—	428	26
Licensing fees paid to third parties	60	10	25	—	1	526	—
Legal fees	7	1	1	4	—	2	—
Board of trustee fees	608	3	5	25	—	13	—
Chief compliance officer fees	3	—	—	1	—	1	—
Other expenses	23	3	1	13	—	6	—
Total expenses	9,528	901	1,240	9,005	4	2,642	79
Expense waiver	(121)	(1)	(1)	—	—	—	—
Net expenses	9,407	900	1,239	9,005	4	2,642	79
Net investment income (loss)	11,334	3,313	2,620	7,777	43	5,872	(75)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	295,345	4,421	7,842	72,276	5	94,743	—
Investments - affiliated	—	—	(4)	(28)	—	1,968	—
Brokerage commissions recaptured	—	—	—	48	—	—	—
Foreign currency	—	—	13	—	4	—	—
Forward foreign currency contracts	—	—	29	—	—	—	—
Futures/futures options contracts	(531)	135	779	—	—	578	3,724
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(32,860)	(2,056)	34,513	229,988	225	65,469	—
Investments - affiliated	196	—	60	5,720	—	(438)	—
Foreign currency	—	—	(22)	—	—	—	—
Forward foreign currency contracts	—	—	(32)	—	—	—	—
Futures/futures options contracts	391	(106)	(20)	—	—	(45)	(266)
Net realized and unrealized gain (loss)	262,541	2,394	43,158	308,004	234	162,275	3,458
Change in net assets from operations	$273,875	$5,707	$45,778	$315,781	$277	$168,147	$3,383
(a) Affiliated income	$23	$1	$22	$349	$—	$167	$—

(b)	Period from commencement of operations April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2021

	JNL/Neuberger Berman Strategic Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Total Return Fund
Investment income
Dividends (a)	$1	$16	$12	$19	$755	$668	$6
Foreign taxes withheld	(9)	(6)	—	—	—	—	—
Interest	15,346	27,150	28,945	27,994	22,920	53,620	22,335
Securities lending (a)	17	4	6	3	—	69	7
Total investment income	15,355	27,164	28,963	28,016	23,675	54,357	22,348

Expenses
Advisory fees	1,959	3,993	2,883	3,129	2,696	3,157	3,672
Administrative fees	611	1,248	878	815	864	941	978
12b-1 fees (Class A)	971	1,240	1,033	1,816	1,717	2,160	1,179
Legal fees	2	4	4	4	3	4	4
Board of trustee fees	10	20	21	21	15	23	24
Chief compliance officer fees	1	1	1	1	1	1	2
Interest expense	—	—	15	167	—	—	—
Other expenses	6	16	15	16	52	13	14
Total expenses	3,560	6,522	4,850	5,969	5,348	6,299	5,873
Net investment income (loss)	11,795	20,642	24,113	22,047	18,327	48,058	16,475

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	8,885	8,296	(12,988)	15,879	730	40,855	17,231
Securities sold short	1	—	—	—	—	—	—
Purchased options	—	—	—	(294)	—	—	—
Written options	—	1,381	895	438	—	—	—
Foreign currency	188	670	(189)	(384)	—	—	—
Forward foreign currency contracts	381	(13,240)	(878)	(3,502)	—	—	—
Futures/futures options contracts	16,277	1,569	(1,776)	11,504	—	—	(3,634)
Swap agreements	3,013	2,584	3,487	959	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(15,849)	(13,066)	(34,151)	(15,495)	7,281	(10,128)	(48,074)
Investment securities sold short	—	—	—	(5)	—	—	—
Purchased options	—	13	—	1,523	—	—	—
Written options	—	(4)	125	(849)	—	—	—
Foreign currency	(18)	(48)	(52)	(236)	—	—	—
Forward foreign currency contracts	(308)	13,845	2,345	9,490	—	—	—
Futures/futures options contracts	(4,745)	(4,044)	(184)	(3,429)	—	—	(315)
Swap agreements	(167)	6,474	(3,453)	(3,491)	—	—	—
Net realized and unrealized gain (loss)	7,658	4,430	(46,819)	12,108	8,011	30,727	(34,792)
Change in net assets from operations	$19,453	$25,072	$(22,706)	$34,155	$26,338	$78,785	$(18,317)
(a) Affiliated income	$18	$4	$6	$3	$—	$72	$7

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2021

	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
Investment income
Dividends (a)	$3,754	$24,372	$3,216	$41,373	$23,987	$15,697	$3
Foreign taxes withheld	—	(1)	(135)	(94)	(321)	(72)	—
Interest	—	—	2,236	36,614	—	—	16,125
Securities lending (a)	54	57	27	41	84	1,557	8
Total investment income	3,808	24,428	5,344	77,934	23,750	17,182	16,136

Expenses
Advisory fees	441	2,298	1,426	25,310	26,595	19,769	2,690
Administrative fees	368	1,995	392	6,607	5,718	3,180	888
12b-1 fees (Class A)	727	3,962	782	13,603	14,340	9,629	2,220
Licensing fees paid to third parties	86	525	—	—	—	—	—
Legal fees	1	6	1	22	28	15	4
Board of trustee fees	6	33	7	127	172	87	22
Chief compliance officer fees	—	2	—	7	9	5	1
Other expenses	4	20	16	95	86	47	13
Total expenses	1,633	8,841	2,624	45,771	46,948	32,732	5,838
Expense waiver	(1)	—	—	(2)	—	—	—
Net expenses	1,632	8,841	2,624	45,769	46,948	32,732	5,838
Net investment income (loss)	2,176	15,587	2,720	32,165	(23,198)	(15,550)	10,298

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	25,955	188,341	28,224	509,232	1,170,510	416,618	3,652
Written options	—	—	—	8,146	—	—	—
Foreign currency	—	—	11	(96)	22	—	—
Forward foreign currency contracts	—	—	(2)	—	(57)	—	—
Futures/futures options contracts	214	1,797	(92)	—	—	—	2,420
Swap agreements	—	—	5	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	71,482	215,534	11,068	358,326	165,360	147,128	(11,724)
Investments - affiliated	—	—	—	11	—	—	—
Written options	—	—	—	(4,452)	—	—	—
Foreign currency	—	—	(17)	45	—	—	—
Futures/futures options contracts	31	370	(46)	—	—	—	(662)
Swap agreements	—	—	6	—	—	—	—
Net realized and unrealized gain (loss)	97,682	406,042	39,157	871,212	1,335,835	563,746	(6,314)
Change in net assets from operations	$99,858	$421,629	$41,877	$903,377	$1,312,637	$548,196	$3,984
(a) Affiliated income	$54	$57	$27	$67	$91	$1,596	$8

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2021

	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund
Investment income
Dividends (a)	$263	$37,496	$9,767	$328	$59,863	$3,239	$14,881
Dividends received from master fund (a)	—	—	—	—	—	12,655	—
Foreign taxes withheld	—	(155)	(863)	(17)	(1,133)	(15)	(670)
Interest	20,376	—	—	886	28,272	—	—
Securities lending (a)	109	38	12	—	137	—	22
Total investment income	20,748	37,379	8,916	1,197	87,139	15,879	14,233

Expenses
Advisory fees	1,798	11,683	7,273	659	14,921	1,527	2,788
Administrative fees	521	2,407	1,650	63	4,396	371	708
12b-1 fees (Class A)	228	4,023	681	77	14,071	905	1,411
Legal fees	2	11	5	—	21	1	2
Board of trustee fees	9	65	28	2	119	8	12
Chief compliance officer fees	—	4	2	—	7	1	1
Dividends/interest on securities sold short	3	—	—	12	—	—	—
Net short holdings borrowing fees	—	—	—	147	—	—	—
Other expenses	4	34	15	1	64	4	14
Total expenses	2,565	18,227	9,654	961	33,599	2,817	4,936
Expense waiver	—	—	—	—	—	(645)	—
Net expenses	2,565	18,227	9,654	961	33,599	2,172	4,936
Net investment income (loss)	18,183	19,152	(738)	236	53,540	13,707	9,297

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	15,085	647,545	161,076	8,650	414,786	88,120	105,924
Investments - affiliated	—	—	—	—	—	894	—
Distributions from affiliated investment
companies	—	—	—	—	—	11,686	—
Securities sold short	—	—	—	(3,253)	—	—	—
Brokerage commissions recaptured	—	—	11	—	1	—	6
Purchased options	—	—	—	(1,384)	—	—	—
Written options	—	—	—	397	—	—	—
Foreign currency	—	(77)	(157)	(39)	(105)	9	460
Forward foreign currency contracts	—	—	39	(342)	33	—	(93)
Futures/futures options contracts	—	—	—	—	4,080	—	—
Swap agreements	—	—	—	7,269	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(7,165)	186,002	70,363	(4,112)	418,643	12,837	20,247
Investments - affiliated	—	—	—	—	—	(39,459)	—
Investment securities sold short	—	—	—	60	—	—	—
Purchased options	—	—	—	279	—	—	—
Written options	—	—	—	1,227	—	—	—
Foreign currency	—	(10)	(92)	—	(30)	—	(26)
Forward foreign currency contracts	—	—	—	863	—	—	1
Futures/futures options contracts	—	—	—	—	15	—	—
Swap agreements	—	—	—	(3,654)	—	—	—
Net realized and unrealized gain (loss)	7,920	833,460	231,240	5,961	837,423	74,087	126,519
Change in net assets from operations	$26,103	$852,612	$230,502	$6,197	$890,963	$87,794	$135,816
(a) Affiliated income	$109	$41	$12	$—	$165	$12,655	$22

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2021

	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$—	$16,898
Foreign taxes withheld	—	(84)
Interest	973	—
Securities lending (a)	—	58
Total investment income	973	16,872

Expenses
Advisory fees	1,847	2,977
Administrative fees	1,182	794
12b-1 fees (Class A)	3,486	1,192
Legal fees	5	4
Board of trustee fees	27	20
Chief compliance officer fees	2	1
Other expenses	7	11
Total expenses	6,556	4,999
Expense waiver	(5,583)	—
Net expenses	973	4,999
Net investment income (loss)	—	11,873

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	134,099
Foreign currency	—	16
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	104,800
Foreign currency	—	(31)
Net realized and unrealized gain (loss)	—	238,884
Change in net assets from operations	$—	$250,757
(a) Affiliated income	$—	$59

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Cash Flows (in thousands)

For the Period Ended June 30, 2021

	JNL/Multi-Manager Alternative Fund	JNL/PIMCO Real Return Fund
Cash flows provided by operating activities
Net increase in net assets from operations	$40,519	$34,154
Adjustments to reconcile net increase in net assets from operations to net cash flow provided by operating activities:
Purchase of long-term investments	(700,063)	(1,004,192)
Proceeds from sales and maturities of long-term investments	780,447	1,034,015
Net (purchases) sales of short-term investments	(125,120)	(11,172)
Proceeds from securities sold short/forward sales commitments	288,524	4,739
Purchases to cover securities sold short/forward sales commitments	(328,894)	(3,784)
Decrease in receivable for investment securities sold	16,081	292,774
Decrease in payable for investment securities purchased	(1,564)	(421,582)
Decrease (increase) in receivable for dividends and interest	(233)	117
Decrease in payable for dividends on securities sold short	(1)	-
Increase (decrease) in payable for interest expense and brokerage charges	(8)	17
Increase in payable for expenses	233	24
Decrease (increase) in receivable for deposits with brokers and counterparties	2,946	(207)
Increase in payable for deposits from counterparties	943	6,672
Increase in other assets	(4)	(5)
Net amortization	1,500	11,094
Net inflation compensation	-	(30,056)
Net increase (decrease) in OTC swap agreements	(7,793)	1,201
Net increase (decrease) in variation margin on futures/futures option contracts and swap agreements	(2,318)	4,148
Loss from currency transactions	(816)	(4,122)
Change in unrealized appreciation/(depreciation) on investments, purchased options, written options, foreign currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	1,267	12,493
Net realized gain on investments, purchased options, written options, foreign currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	(35,541)	(24,600)
Net cash flow provided by operating activities	(69,895)	(98,272)
Cash flows used in financing activities
Net redemptions from capital share transactions	44,800	91,597
Increase in payable for reverse repurchase agreements	19,706	-
Net borrowing from secured financing transactions	-	881
Net fees from secured borrowing transactions	-	(864)
Increase in receivable for treasury roll transactions	-	(214,727)
Increase in payable for treasury roll transactions	-	224,744
Net cash flow used in financing activities	64,506	101,631
Net increase (decrease) in cash and cash equivalents	(5,389)	3,359
Cash and cash equivalents at beginning of year	40,382	9,793
Cash and cash equivalents at end of year	$34,993	$13,152

Supplemental disclosure of operating activities:
Short holding borrowing fees during the year	$939	$-
Interest expense during the year	180	167

The following table provides a reconciliation of cash and cash equivalents reported within the Statement of

Assets and Liabilities and Statements of Cash Flows:

Cash	$24,314	$9,256
Foreign currency	5,878	3,896
Cash collateral segregated for short sales	4,801	-
Total cash and cash equivalents presented in the statements of cash flows	$34,993	$13,152

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2021

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)(b)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$1,219	$13	$1,683	$1,316	$174	$18,102	$(5,132)
Net realized gain (loss)	85,813	333	1,094	13,292	56,142	9,976	509,035
Net change in unrealized appreciation
(depreciation)	133,014	(264)	15,819	(32,363)	34,822	64,776	(85,580)
Change in net assets from operations	220,046	82	18,596	(17,755)	91,138	92,854	418,323
Share transactions[1]
Proceeds from the sale of shares
Class A	435,001	13,411	49,504	68,622	181,568	115,917	840,670
Class I	12,596	652	2,014	1,672	8,335	5,766	23,468
Cost of shares redeemed
Class A	(207,060)	(95)	(22,182)	(50,527)	(116,953)	(129,559)	(492,993)
Class I	(7,318)	—	(1,264)	(565)	(3,033)	(2,798)	(15,241)
Change in net assets from
share transactions	233,219	13,968	28,072	19,202	69,917	(10,674)	355,904
Change in net assets	453,265	14,050	46,668	1,447	161,055	82,180	774,227
Net assets beginning of period	2,109,752	—	186,316	509,076	767,420	889,080	3,127,735
Net assets end of period	$2,563,017	$14,050	$232,984	$510,523	$928,475	$971,260	$3,901,962

[1]Share transactions
Shares sold
Class A	29,727	1,337	4,066	5,697	7,543	5,053	18,865
Class I	827	65	162	137	345	247	529
Shares redeemed
Class A	(14,118)	(9)	(1,823)	(4,188)	(4,875)	(5,678)	(11,131)
Class I	(483)	—	(101)	(46)	(125)	(118)	(341)
Change in shares
Class A	15,609	1,328	2,243	1,509	2,668	(625)	7,734
Class I	344	65	61	91	220	129	188
Purchases and sales of long term
investments
Purchase of securities	$338,305	$14,317	$14,781	$45,191	$146,581	$51,531	$898,936
Proceeds from sales of securities	$21,824	$—	$1,482	$12,020	$32,874	$44,092	$72,528

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)	Period from commencement of operations April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2021

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Operations
Net investment income (loss)	$9,882	$(4,965)	$(1,192)	$3,303	$4,244	$2,152	$11,510
Net realized gain (loss)	166,797	11,327	68,234	24,797	43,124	331,735	516,331
Net change in unrealized appreciation
(depreciation)	1,015,344	78,157	97,893	460,257	(73,376)	(259,515)	(381,807)
Change in net assets from operations	1,192,023	84,519	164,935	488,357	(26,008)	74,372	146,034
Share transactions[1]
Proceeds from the sale of shares
Class A	784,990	150,666	195,244	298,702	189,034	149,731	153,822
Class I	17,426	4,840	7,951	7,959	14,842	6,856	11,787
Proceeds in connection with acquisition
Class A	—	—	—	—	189,639	—	1,118,843
Class I	—	—	—	—	5,824	—	17,992
Cost of shares redeemed
Class A	(883,154)	(214,734)	(184,646)	(385,907)	(184,065)	(173,749)	(234,692)
Class I	(11,010)	(2,749)	(2,045)	(3,434)	(256,093)	(5,420)	(282,382)
Change in net assets from
share transactions	(91,748)	(61,977)	16,504	(82,680)	(40,819)	(22,582)	785,370
Change in net assets	1,100,275	22,542	181,439	405,677	(66,827)	51,790	931,404
Net assets beginning of period	8,649,321	1,952,027	1,667,212	3,328,595	1,423,815	1,143,744	1,733,451
Net assets end of period	$9,749,596	$1,974,569	$1,848,651	$3,734,272	$1,356,988	$1,195,534	$2,664,855

[1]Share transactions
Shares sold
Class A	23,662	8,355	10,542	10,398	14,962	11,002	10,190
Class I	513	264	424	273	1,130	499	749
Shares issued in connection with acquisition
Class A	—	—	—	—	15,075	—	72,984
Class I	—	—	—	—	444	—	1,118
Shares redeemed
Class A	(26,868)	(11,907)	(9,971)	(13,423)	(14,557)	(12,890)	(15,575)
Class I	(330)	(150)	(108)	(116)	(19,528)	(398)	(17,569)
Change in shares
Class A	(3,206)	(3,552)	571	(3,025)	15,480	(1,888)	67,599
Class I	183	114	316	157	(17,954)	101	(15,702)
Purchases and sales of long term
investments
Purchase of securities	$226,087	$10,685	$110,460	$55,025	$87,834	$190,441 (b)	$653,034 (c)
Purchase of U.S. government securities	—	—	—	—	161,245 (d)	—	—
Total purchases	$226,087	$10,685	$110,460	$55,025	$249,079 (e)	$190,441	$653,034
Proceeds from sales of securities	$215,144	$77,640	$38,237	$134,106	$247,260	$879,236	$177,523
Proceeds from sales of U.S. government
securities	—	—	—	—	54,684 (d)	—	—
Total proceeds from sales	$215,144	$77,640	$38,237	$134,106	$301,944	$879,236	$177,523
Securities sold short covers	$—	$—	$—	$—	$4,980	$—	$—
Securities sold short proceeds	$—	$—	$—	$—	$3,740	$—	$—

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

Amounts exclude $1,195,000 and $504,596 of purchases and proceeds from sales, respectively, related to the exchange for shares of the Fund's Master Fund. See Note 1 in the Notes to Financial Statements.

(c)

Amounts exclude $2,684,176 and $2,382,733 of purchases and proceeds from sales, respectively, related to the exchange for shares of the Fund's Master Fund. See Note 1 in the Notes to Financial Statements.

(d)	Amounts exclude $485,599 and $486,451 of purchases and sales, respectively, of dollar roll transaction securities.
(e)

Amounts exclude $1,331,555 and $1,306,516 of purchases and proceeds from sales, respectively, related to the exchange for shares of the Fund's Master Fund. See Note 1 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2021

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$4,108	$3,998	$(3,839)	$(1,791)	$(5,745)	$(6,124)	$(11,077)
Net realized gain (loss)	1,452,021	1,054,208	53,667	23,980	74,777	44,439	78,018
Net change in unrealized appreciation
(depreciation)	(860,130)	(437,708)	159,425	694	201,918	120,744	321,152
Change in net assets from operations	595,999	620,498	209,253	22,883	270,950	159,059	388,093
Share transactions[1]
Proceeds from the sale of shares
Class A	448,546	502,491	133,078	147,390	160,448	176,585	191,973
Class I	28,675	33,590	4,012	2,710	2,744	2,232	2,421
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	73,767
Class I	—	—	—	—	—	—	85
Cost of shares redeemed
Class A	(434,297)	(458,543)	(194,185)	(211,355)	(255,052)	(264,297)	(458,914)
Class I	(320,399)	(330,467)	(2,771)	(2,309)	(3,309)	(560)	(513)
Change in net assets from
share transactions	(277,475)	(252,929)	(59,866)	(63,564)	(95,169)	(86,040)	(191,181)
Change in net assets	318,524	367,569	149,387	(40,681)	175,781	73,019	196,912
Net assets beginning of period	3,447,635	2,677,955	1,646,914	801,615	2,520,212	2,758,135	5,023,281
Net assets end of period	$3,766,159	$3,045,524	$1,796,301	$760,934	$2,695,993	$2,831,154	$5,220,193

[1]Share transactions
Shares sold
Class A	15,580	19,907	7,289	10,528	8,574	10,677	10,686
Class I	977	1,317	218	192	146	134	134
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	4,022
Class I	—	—	—	—	—	—	5
Shares redeemed
Class A	(15,205)	(18,094)	(10,646)	(15,056)	(13,683)	(15,972)	(25,539)
Class I	(10,386)	(12,430)	(151)	(163)	(172)	(33)	(28)
Change in shares
Class A	375	1,813	(3,357)	(4,528)	(5,109)	(5,295)	(10,831)
Class I	(9,409)	(11,113)	67	29	(26)	101	111
Purchases and sales of long term
investments
Purchase of securities	$565,118 (b)	$775,028 (c)	$100,478	$101,079	$141,169	$123,366	$170,921
Proceeds from sales of securities	$857,093	$1,024,586	$164,181	$166,466	$242,090	$215,564	$373,199

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

Amounts exclude $3,813,759 and $3,764,136 of purchases and proceeds from sales, respectively, related to the exchange for shares of the Fund's Master Fund. See Note 1 in the Notes to Financial Statements.

(c)

Amounts exclude $3,028,058 and $3,013,381 of purchases and proceeds from sales, respectively, related to the exchange for shares of the Fund's Master Fund. See Note 1 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2021

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
Operations
Net investment income (loss)	$11,559	$10,173	$(5,827)	$(2,733)	$(12,381)	$(6,275)	$(12,468)
Net realized gain (loss)	443,613	373,103	67,429	17,302	192,245	92,487	191,550
Net change in unrealized appreciation
(depreciation)	(122,099)	(190,634)	228,241	18,507	382,272	52,196	258,159
Change in net assets from operations	333,073	192,642	289,843	33,076	562,136	138,408	437,241
Share transactions[1]
Proceeds from the sale of shares
Class A	417,772	256,957	161,287	90,537	215,041	89,932	137,719
Class I	9,182	3,590	2,447	810	4,015	1,262	2,581
Cost of shares redeemed
Class A	(326,121)	(229,362)	(270,587)	(142,519)	(591,558)	(242,363)	(519,106)
Class I	(3,518)	(2,168)	(715)	(633)	(1,513)	(364)	(2,794)
Change in net assets from
share transactions	97,315	29,017	(107,568)	(51,805)	(374,015)	(151,533)	(381,600)
Change in net assets	430,388	221,659	182,275	(18,729)	188,121	(13,125)	55,641
Net assets beginning of period	3,529,819	2,852,811	2,568,746	1,227,264	5,683,926	2,873,462	5,796,310
Net assets end of period	$3,960,207	$3,074,470	$2,751,021	$1,208,535	$5,872,047	$2,860,337	$5,851,951

[1]Share transactions
Shares sold
Class A	17,476	12,627	4,840	5,679	7,835	4,588	5,814
Class I	376	174	73	50	143	63	108
Shares redeemed
Class A	(13,665)	(11,240)	(8,134)	(8,937)	(21,545)	(12,352)	(21,862)
Class I	(144)	(105)	(21)	(39)	(53)	(19)	(118)
Change in shares
Class A	3,811	1,387	(3,294)	(3,258)	(13,710)	(7,764)	(16,048)
Class I	232	69	52	11	90	44	(10)
Purchases and sales of long term
investments
Purchase of securities	$2,016,916	$2,023,057	$157,844	$88,602	$394,509	$254,045	$371,573
Proceeds from sales of securities	$1,775,366	$1,903,778	$271,248	$143,165	$780,963	$411,901	$765,722

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2021

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund(a)(b)
Operations
Net investment income (loss)	$1,917	$1,217	$1,930	$8,677	$2,389	$3,904	$2,210
Net realized gain (loss)	12,300	6,335	10,187	6,541	17,377	9,834	128
Net change in unrealized appreciation
(depreciation)	16,790	2,050	12,900	84,022	3,860	37,696	8,430
Change in net assets from operations	31,007	9,602	25,017	99,240	23,626	51,434	10,768
Share transactions[1]
Proceeds from the sale of shares
Class A	47,706	37,947	39,514	131,001	98,356	118,062	—
Class I	1,680	1,155	1,119	9,531	2,153	7,155	1,405,074
Proceeds in connection with acquisition
Class A	—	—	—	1,630,155	—	231,249	—
Class I	—	—	—	11,364	—	6,491	—
Cost of shares redeemed
Class A	(34,818)	(41,171)	(32,513)	(125,102)	(57,676)	(80,088)	—
Class I	(656)	(342)	(276)	(3,072)	(1,990)	(1,422)	(58,463)
Change in net assets from
share transactions	13,912	(2,411)	7,844	1,653,877	40,843	281,447	1,346,611
Change in net assets	44,919	7,191	32,861	1,753,117	64,469	332,881	1,357,379
Net assets beginning of period	293,608	192,525	318,771	656,000	492,124	629,798	—
Net assets end of period	$338,527	$199,716	$351,632	$2,409,117	$556,593	$962,679	$1,357,379

[1]Share transactions
Shares sold
Class A	2,892	2,836	2,639	9,181	7,783	8,816	—
Class I	102	85	73	653	169	533	140,488
Shares issued in connection with acquisition
Class A	—	—	—	111,962	—	16,941	—
Class I	—	—	—	768	—	468	—
Shares redeemed
Class A	(2,117)	(3,103)	(2,171)	(8,691)	(4,575)	(5,976)	—
Class I	(40)	(25)	(18)	(213)	(156)	(104)	(5,839)
Change in shares
Class A	775	(267)	468	112,452	3,208	19,781	—
Class I	62	60	55	1,208	13	897	134,649
Purchases and sales of long term
investments
Purchase of securities	$70,953	$44,769	$62,536	$1,705,118	$138,329	$335,184	$161,284
Purchase of U.S. government securities	—	—	—	—	—	—	15,573
Total purchases	$70,953	$44,769	$62,536	$1,705,118	$138,329	$335,184	$176,857 (c)
Proceeds from sales of securities	$54,099	$46,235	$53,221	$44,375	$94,623	$51,080	$37,972
Proceeds from sales of U.S. government
securities	—	—	—	—	—	—	99,331
Total proceeds from sales	$54,099	$46,235	$53,221	$44,375	$94,623	$51,080	$137,303
Securities sold short covers	$—	$—	$—	$—	$—	$—	$2,561
Securities sold short proceeds	$—	$—	$—	$—	$—	$—	$3,876

(a)	Period from commencement of operations April 26, 2021.
(b)	Effective April 26, 2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. See Note 1 in the Notes to Financial Statements for additional information.
(c)	Amount excludes $1,306,490 of purchases related to securities received in exchange for shares of the Fund. See Note 1 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2021

	JNL Emerging Markets Index Fund(a)(b)	JNL International Index Fund(a)(b)	JNL Mid Cap Index Fund(a)(b)	JNL Small Cap Index Fund(a)(b)	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Operations
Net investment income (loss)	$5,899	$16,269	$10,972	$7,182	$6,245	$8,347	$4,241
Net realized gain (loss)	14,185	3,204	(4,012)	4,700	35,541	190,410	58,567
Net change in unrealized appreciation
(depreciation)	(4,394)	(2,773)	(66,940)	50,153	(1,267)	(55,725)	(18,949)
Change in net assets from operations	15,690	16,700	(59,980)	62,035	40,519	143,032	43,859
Share transactions[1]
Proceeds from the sale of shares
Class A	—	—	—	—	27,363	92,229	20,562
Class I	1,234,288	2,763,562	3,993,436	3,145,815	24,193	123,674	24,287
Proceeds in connection with acquisition
Class A	—	—	—	—	47,192	—	550,288
Class I	—	—	—	—	1,071	—	4,190
Cost of shares redeemed
Class A	—	—	—	—	(27,544)	(148,320)	(23,284)
Class I	(54,697)	(114,609)	(165,178)	(162,542)	(27,487)	(109,350)	(52,611)
Change in net assets from
share transactions	1,179,591	2,648,953	3,828,258	2,983,273	44,788	(41,767)	523,432
Change in net assets	1,195,281	2,665,653	3,768,278	3,045,308	85,307	101,265	567,291
Net assets beginning of period	—	—	—	—	1,096,574	1,703,909	318,721
Net assets end of period	$1,195,281	$2,665,653	$3,768,278	$3,045,308	$1,181,881	$1,805,174	$886,012

[1]Share transactions
Shares sold
Class A	—	—	—	—	2,331	7,689	1,358
Class I	123,414	276,243	399,521	314,415	2,046	10,263	1,652
Shares issued in connection with acquisition
Class A	—	—	—	—	4,017	—	35,663
Class I	—	—	—	—	90	—	270
Shares redeemed
Class A	—	—	—	—	(2,347)	(12,360)	(1,526)
Class I	(5,481)	(11,288)	(16,714)	(16,073)	(2,326)	(9,039)	(3,571)
Change in shares
Class A	—	—	—	—	4,001	(4,671)	35,495
Class I	117,933	264,955	382,807	298,342	(190)	1,224	(1,649)
Purchases and sales of long term
investments
Purchase of securities	$695,824 (c)	$272,513 (d)	$118,667 (e)	$149,365 (f)	$636,014	$527,171	$844,446
Purchase of U.S. government securities	—	—	—	—	64,049	—	—
Total purchases	$695,824	$272,513	$118,667	$149,365	$700,063	$527,171	$844,446 (g)
Proceeds from sales of securities	$165,599	$10,956	$85,769	$188,185	$749,231	$573,725	$345,989
Proceeds from sales of U.S. government
securities	—	—	—	—	31,216	—	—
Total proceeds from sales	$165,599	$10,956	$85,769	$188,185	$780,447	$573,725	$345,989
Securities sold short covers	$—	$—	$—	$—	$328,894	$—	$—
Securities sold short proceeds	$—	$—	$—	$—	$288,524	$—	$—

(a)	Period from commencement of operations April 26, 2021.
(b)	Effective April 26, 2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. See Note 1 in the Notes to Financial Statements for additional information.
(c)	Amount excludes $504,596 of purchases related to securities received in exchange for shares of the Fund. See Note 1 in the Notes to Financial Statements.
(d)	Amount excludes $1,902,292 of purchases related to securities received in exchange for shares of the Fund. See Note 1 in the Notes to Financial Statements.
(e)	Amount excludes $3,764,136 of purchases related to securities received in exchange for shares of the Fund. See Note 1 in the Notes to Financial Statements.
(f)	Amount excludes $3,013,381 of purchases related to securities received in exchange for shares of the Fund. See Note 1 in the Notes to Financial Statements.
(g)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2021

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund	JNL/AQR Large Cap Defensive Style Fund	JNL/Baillie Gifford International Growth Fund	JNL/Baillie Gifford U.S. Equity Growth Fund(a)
Operations
Net investment income (loss)	$4,322	$(11,089)	$3,376	$1,360	$551	$2,002	$(147)
Net realized gain (loss)	100,533	447,372	104,433	820	1,100	450,325	(292)
Net change in unrealized appreciation
(depreciation)	112,376	(175,183)	93,836	26,387	12,928	(391,846)	9,239
Change in net assets from operations	217,231	261,100	201,645	28,567	14,579	60,481	8,800
Share transactions[1]
Proceeds from the sale of shares
Class A	98,979	361,273	270,605	—	19,843	364,321	3,464
Class I	379,311	70,546	173,519	46,200	1,444	9,768	150,469
Proceeds in connection with acquisition
Class A	—	237,850	446,207	—	326,411	—	—
Class I	—	5,937	1,329	—	1,336	—	—
Cost of shares redeemed
Class A	(52,575)	(461,167)	(191,948)	—	(28,478)	(293,306)	(81)
Class I	(215,014)	(94,777)	(76,290)	(26,975)	(563)	(8,311)	(9,563)
Change in net assets from
share transactions	210,701	119,662	623,422	19,225	319,993	72,472	144,289
Change in net assets	427,932	380,762	825,067	47,792	334,572	132,953	153,089
Net assets beginning of period	1,327,441	3,209,110	1,155,570	179,890	58,805	1,297,291	—
Net assets end of period	$1,755,373	$3,589,872	$1,980,637	$227,682	$393,377	$1,430,244	$153,089

[1]Share transactions
Shares sold
Class A	5,509	7,142	15,682	—	1,571	18,856	363
Class I	21,442	1,329	9,750	2,707	114	505	15,106
Shares issued in connection with acquisition
Class A	—	4,691	24,652	—	25,225	—	—
Class I	—	110	73	—	103	—	—
Shares redeemed
Class A	(2,980)	(9,317)	(10,986)	—	(2,254)	(15,772)	(8)
Class I	(12,021)	(1,771)	(4,465)	(1,586)	(44)	(440)	(986)
Change in shares
Class A	2,529	2,516	29,348	—	24,542	3,084	355
Class I	9,421	(332)	5,358	1,121	173	65	14,120
Purchases and sales of long term
investments
Purchase of securities	$561,238	$1,493,708 (c)	$923,792 (c)	$26,670	$309,126 (c)	$725,751 (b)	$148,095
Proceeds from sales of securities	$339,939	$1,393,744	$319,473	$6,805	$3,725	$492,641	$4,999

(a)	Period from commencement of operations April 26, 2021.
(b)

Amounts exclude in-kind transactions. For the period ended June 30, 2021, JNL/Baillie Gifford International Growth Fund had in-kind purchases and proceeds from sales of $1,378,317 and $1,451,201, respectively.

(c)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2021

	JNL/BlackRock Advantage International Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/DFA International Core Equity Fund
Operations
Net investment income (loss)	$500	$18,426	$11,709	$(7,868)	$16,669	$(552)	$1,210
Net realized gain (loss)	3,682	294,749	43,395	630,381	105,673	86,172	16,703
Net change in unrealized appreciation
(depreciation)	(311)	(53,735)	93,533	(7,018)	(13,351)	70,961	(6,512)
Change in net assets from operations	3,871	259,440	148,637	615,495	108,991	156,581	11,401
Share transactions[1]
Proceeds from the sale of shares
Class A	9,927	174,034	152,599	315,224	80,071	84,987	41,878
Class I	1,238	20,135	4,189	48,088	121,116	42,921	2,957
Cost of shares redeemed
Class A	(2,205)	(341,668)	(133,862)	(690,733)	(74,194)	(83,983)	(5,569)
Class I	(146)	(36,069)	(735)	(176,947)	(105,142)	(153,145)	(81,334)
Change in net assets from
share transactions	8,814	(183,568)	22,191	(504,368)	21,851	(109,220)	(42,068)
Change in net assets	12,685	75,872	170,828	111,127	130,842	47,361	(30,667)
Net assets beginning of period	37,570	4,095,883	685,207	5,176,757	1,291,078	1,455,127	111,053
Net assets end of period	$50,255	$4,171,755	$856,035	$5,287,884	$1,421,920	$1,502,488	$80,386

[1]Share transactions
Shares sold
Class A	824	10,593	15,307	4,877	4,864	4,467	3,341
Class I	101	1,208	418	700	7,087	2,174	238
Shares redeemed
Class A	(188)	(20,802)	(13,777)	(10,814)	(4,539)	(4,378)	(452)
Class I	(12)	(2,163)	(76)	(2,603)	(6,157)	(7,864)	(6,421)
Change in shares
Class A	636	(10,209)	1,530	(5,937)	325	89	2,889
Class I	89	(955)	342	(1,903)	930	(5,690)	(6,183)
Purchases and sales of long term
investments
Purchase of securities	$45,783	$2,278,017	$262,389	$992,097	$412,837	$119,932	$40,559
Purchase of U.S. government securities	—	77,213	—	—	—	—	—
Total purchases	$45,783	$2,355,230	$262,389	$992,097	$412,837	$119,932	$40,559
Proceeds from sales of securities	$36,078	$2,517,696	$234,818	$1,492,907	$402,946	$219,799	$81,483
Proceeds from sales of U.S. government
securities	—	217,804	—	—	—	—	—
Total proceeds from sales	$36,078	$2,735,500	$234,818	$1,492,907	$402,946	$219,799	$81,483
Securities sold short covers	$—	$41,383	$—	$—	$—	$—	$—
Securities sold short proceeds	$—	$52,442	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2021

	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund
Operations
Net investment income (loss)	$4,658	$363	$42,417	$13,713	$10,373	$39,850	$12,222
Net realized gain (loss)	32,328	23,120	(4,629)	7,901	390,767	(28,146)	(6,927)
Net change in unrealized appreciation
(depreciation)	181,476	37,735	(47,524)	(7,556)	(56,992)	(11,359)	(18,137)
Change in net assets from operations	218,462	61,218	(9,736)	14,058	344,148	345	(12,842)
Share transactions[1]
Proceeds from the sale of shares
Class A	146,864	362,341	204,435	29,050	286,002	115,641	123,003
Class I	46,825	8,146	40,021	164,920	47,656	75,833	14,203
Cost of shares redeemed
Class A	(168,896)	(104,818)	(272,723)	(22,145)	(214,524)	(139,275)	(133,809)
Class I	(19,727)	(2,761)	(133,494)	(19,138)	(102,664)	(154,556)	(57,156)
Change in net assets from
share transactions	5,066	262,908	(161,761)	152,687	16,470	(102,357)	(53,759)
Change in net assets	223,528	324,126	(171,497)	166,745	360,618	(102,012)	(66,601)
Net assets beginning of period	1,287,679	214,765	3,869,934	752,117	2,195,022	2,848,028	1,377,760
Net assets end of period	$1,511,207	$538,891	$3,698,437	$918,862	$2,555,640	$2,746,016	$1,311,159

[1]Share transactions
Shares sold
Class A	7,241	32,546	14,901	2,385	13,911	10,044	9,603
Class I	2,163	723	2,690	13,755	2,284	6,553	1,089
Shares redeemed
Class A	(8,328)	(9,501)	(19,886)	(1,818)	(10,555)	(12,102)	(10,442)
Class I	(910)	(249)	(9,010)	(1,585)	(4,870)	(13,386)	(4,397)
Change in shares
Class A	(1,087)	23,045	(4,985)	567	3,356	(2,058)	(839)
Class I	1,253	474	(6,320)	12,170	(2,586)	(6,833)	(3,308)
Purchases and sales of long term
investments
Purchase of securities	$91,689	$324,964	$728,519	$409,772	$854,858	$791,515	$199,701
Purchase of U.S. government securities	—	—	2,319,143	—	555,032	547,417	417,364 (a)
Total purchases	$91,689	$324,964	$3,047,662	$409,772	$1,409,890	$1,338,932	$617,065
Proceeds from sales of securities	$81,951	$62,109	$829,723	$241,909	$499,342	$904,112	$217,140
Proceeds from sales of U.S. government
securities	—	—	2,285,276	—	462,099	476,242	444,672 (a)
Total proceeds from sales	$81,951	$62,109	$3,114,999	$241,909	$961,441	$1,380,354	$661,812
Securities sold short covers	$—	$—	$—	$—	$—	$—	$25,275
Securities sold short proceeds	$—	$—	$—	$—	$—	$—	$13,568

(a)	Amounts exclude $732,771 and $639,121 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2021

	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund
Operations
Net investment income (loss)	$10,864	$21,507	$6,564	$30,008	$9,234	$6,030	$5,690
Net realized gain (loss)	18,580	(29,130)	81,220	56,739	1,439,675	79,038	37,420
Net change in unrealized appreciation
(depreciation)	39,803	243	20,712	65,527	(323,013)	(45,254)	89,626
Change in net assets from operations	69,247	(7,380)	108,496	152,274	1,125,896	39,814	132,736
Share transactions[1]
Proceeds from the sale of shares
Class A	75,943	52,530	40,248	91,690	283,482	176,289	143,860
Class I	19,907	2,137	303	2,104	6,082	144,983	46,983
Cost of shares redeemed
Class A	(73,065)	(59,117)	(115,405)	(186,256)	(770,460)	(74,435)	(66,954)
Class I	(35,102)	(52,631)	(44)	(451)	(2,014)	(73,625)	(78,538)
Change in net assets from
share transactions	(12,317)	(57,081)	(74,898)	(92,913)	(482,910)	173,212	45,351
Change in net assets	56,930	(64,461)	33,598	59,361	642,986	213,026	178,087
Net assets beginning of period	969,789	600,703	1,168,798	1,653,544	5,512,398	815,204	771,863
Net assets end of period	$1,026,719	$536,242	$1,202,396	$1,712,905	$6,155,384	$1,028,230	$949,950

[1]Share transactions
Shares sold
Class A	4,766	6,756	2,326	6,760	9,999	11,802	10,571
Class I	1,207	270	17	160	211	9,706	3,491
Shares redeemed
Class A	(4,554)	(7,602)	(6,661)	(13,845)	(27,582)	(5,070)	(5,046)
Class I	(2,094)	(6,759)	(3)	(35)	(72)	(4,841)	(5,865)
Change in shares
Class A	212	(846)	(4,335)	(7,085)	(17,583)	6,732	5,525
Class I	(887)	(6,489)	14	125	139	4,865	(2,374)
Purchases and sales of long term
investments
Purchase of securities	$221,073	$99,648	$333,964	$208,604	$2,110,277	$731,658	$176,351
Purchase of U.S. government securities	—	26,555	58,540	29,930	—	—	—
Total purchases	$221,073	$126,203	$392,504	$238,534	$2,110,277	$731,658	$176,351
Proceeds from sales of securities	$238,360	$84,674	$431,786	$325,908	$2,536,748	$552,748	$144,322
Proceeds from sales of U.S. government
securities	—	76,502	26,447	26,364	—	—	—
Total proceeds from sales	$238,360	$161,176	$458,233	$352,272	$2,536,748	$552,748	$144,322

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2021

	JNL/Heitman U.S. Focused Real Estate Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund
Operations
Net investment income (loss)	$2,529	$11,766	$(3,795)	$5,508	$(12,013)	$7,976	$1,339
Net realized gain (loss)	14,461	47,147	150,392	81,795	281,703	113,333	(3,877)
Net change in unrealized appreciation
(depreciation)	32,512	76,490	151,461	(11,359)	(52,209)	(38,634)	45,664
Change in net assets from operations	49,502	135,403	298,058	75,944	217,481	82,675	43,126
Share transactions[1]
Proceeds from the sale of shares
Class A	55,365	40,039	94,482	63,457	410,871	51,269	113,079
Class I	24,108	44,732	38,074	14,911	11,147	936	14,707
Cost of shares redeemed
Class A	(9,288)	(18,752)	(236,023)	(116,445)	(475,893)	(150,393)	(55,611)
Class I	(46,866)	(328,745)	(100,592)	(40,406)	(9,113)	(263)	(22,256)
Change in net assets from
share transactions	23,319	(262,726)	(204,059)	(78,483)	(62,988)	(98,451)	49,919
Change in net assets	72,821	(127,323)	93,999	(2,539)	154,493	(15,776)	93,045
Net assets beginning of period	199,241	1,135,677	2,674,870	1,182,229	2,557,641	1,469,402	485,116
Net assets end of period	$272,062	$1,008,354	$2,768,869	$1,179,690	$2,712,134	$1,453,626	$578,161

[1]Share transactions
Shares sold
Class A	4,679	3,168	3,765	3,979	9,209	3,577	9,000
Class I	2,067	3,521	1,470	883	239	64	1,178
Shares redeemed
Class A	(794)	(1,485)	(9,411)	(7,299)	(10,859)	(10,501)	(4,463)
Class I	(3,989)	(26,119)	(3,882)	(2,400)	(201)	(18)	(1,779)
Change in shares
Class A	3,885	1,683	(5,646)	(3,320)	(1,650)	(6,924)	4,537
Class I	(1,922)	(22,598)	(2,412)	(1,517)	38	46	(601)
Purchases and sales of long term
investments
Purchase of securities	$176,660	$132,279	$110,810	$190,841	$469,600	$797,148	$156,687
Purchase of U.S. government securities	—	—	—	—	—	20,176	—
Total purchases	$176,660	$132,279	$110,810	$190,841	$469,600	$817,324	$156,687
Proceeds from sales of securities	$150,774	$371,076	$323,722	$263,320	$499,529	$871,825	$133,083
Proceeds from sales of U.S. government
securities	—	—	—	—	—	25,465	—
Total proceeds from sales	$150,774	$371,076	$323,722	$263,320	$499,529	$897,290	$133,083
Securities sold short covers	$—	$—	$—	$—	$—	$59,890	$43,340
Securities sold short proceeds	$—	$—	$—	$—	$—	$59,780	$26,588

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2021

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund
Operations
Net investment income (loss)	$(9,193)	$14,864	$7,064	$5,234	$960	$3,586	$231
Net realized gain (loss)	446,744	(5,556)	50,912	14,289	37,457	1,119	15,153
Net change in unrealized appreciation
(depreciation)	(120,328)	(49,703)	147,618	13,266	54,419	(737)	35,805
Change in net assets from operations	317,223	(40,395)	205,594	32,789	92,836	3,968	51,189
Share transactions[1]
Proceeds from the sale of shares
Class A	427,251	158,430	131,889	30,916	31,523	174,799	85,218
Class I	108,102	21,183	31,538	15,517	25,648	404,372	2,169
Cost of shares redeemed
Class A	(617,193)	(455,617)	(93,596)	(10,305)	(63,425)	(120,510)	(55,728)
Class I	(50,951)	(189,793)	(82,239)	(52,970)	(41,314)	(36,095)	(1,689)
Change in net assets from
share transactions	(132,791)	(465,797)	(12,408)	(16,842)	(47,568)	422,566	29,970
Change in net assets	184,432	(506,192)	193,186	15,947	45,268	426,534	81,159
Net assets beginning of period	3,748,473	2,284,494	1,096,914	441,461	945,559	330,510	255,654
Net assets end of period	$3,932,905	$1,778,302	$1,290,100	$457,408	$990,827	$757,044	$336,813

[1]Share transactions
Shares sold
Class A	6,692	11,143	9,546	1,813	1,945	16,673	4,301
Class I	1,643	1,403	2,303	913	1,568	38,491	116
Shares redeemed
Class A	(9,773)	(32,109)	(7,025)	(607)	(3,928)	(11,495)	(2,820)
Class I	(770)	(12,660)	(6,057)	(3,120)	(2,507)	(3,435)	(94)
Change in shares
Class A	(3,081)	(20,966)	2,521	1,206	(1,983)	5,178	1,481
Class I	873	(11,257)	(3,754)	(2,207)	(939)	35,056	22
Purchases and sales of long term
investments
Purchase of securities	$1,005,401	$112,447	$164,129	$54,897	$44,911	$557,042	$70,307
Purchase of U.S. government securities	—	7,681	—	—	—	213,814	—
Total purchases	$1,005,401	$120,128	$164,129	$54,897	$44,911	$770,856	$70,307
Proceeds from sales of securities	$1,182,149	$389,374	$160,430	$67,812	$86,814	$184,732	$40,336
Proceeds from sales of U.S. government
securities	—	147,523	—	—	—	149,423	—
Total proceeds from sales	$1,182,149	$536,897	$160,430	$67,812	$86,814	$334,155	$40,336

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2021

	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Equity Income Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund
Operations
Net investment income (loss)	$276	$1,921	$7,606	$20,465	$1,965	$9,201	$14,353
Net realized gain (loss)	252,246	6,014	3,465	(118,106)	31,830	108,451	82,304
Net change in unrealized appreciation
(depreciation)	(63,199)	3,955	149,096	496,714	17,203	168,201	299,893
Change in net assets from operations	189,323	11,890	160,167	399,073	50,998	285,853	396,550
Share transactions[1]
Proceeds from the sale of shares
Class A	264,985	41,215	174,213	386,170	307,734	381,935	335,042
Class I	8,368	628	4,893	11,096	5,265	9,977	8,686
Cost of shares redeemed
Class A	(304,434)	(56,437)	(170,152)	(261,543)	(87,964)	(201,894)	(466,817)
Class I	(6,618)	(861)	(2,292)	(3,609)	(1,289)	(2,867)	(5,780)
Change in net assets from
share transactions	(37,699)	(15,455)	6,662	132,114	223,746	187,151	(128,869)
Change in net assets	151,624	(3,565)	166,829	531,187	274,744	473,004	267,681
Net assets beginning of period	1,813,037	221,752	1,189,200	843,925	210,188	1,128,758	3,773,893
Net assets end of period	$1,964,661	$218,187	$1,356,029	$1,375,112	$484,932	$1,601,762	$4,041,574

[1]Share transactions
Shares sold
Class A	6,688	3,047	4,521	20,238	14,028	22,088	8,563
Class I	207	46	123	578	236	572	221
Shares redeemed
Class A	(7,744)	(4,182)	(4,410)	(14,019)	(4,085)	(11,881)	(11,945)
Class I	(166)	(64)	(59)	(185)	(58)	(170)	(148)
Change in shares
Class A	(1,056)	(1,135)	111	6,219	9,943	10,207	(3,382)
Class I	41	(18)	64	393	178	402	73
Purchases and sales of long term
investments
Purchase of securities	$402,116	$33,134	$—	$370,772	$358,367	$520,777	$258,945
Proceeds from sales of securities	$431,633	$45,865	$846	$224,181	$142,093	$322,768	$361,245

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2021

	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund
Operations
Net investment income (loss)	$651	$5,317	$859	$614	$2,455	$1,646	$53,887
Net realized gain (loss)	6,311	684,177	11,543	4,082	230,301	(192)	260,897
Net change in unrealized appreciation
(depreciation)	14,979	(85,581)	(1,089)	22,112	475,596	24,241	1,264,973
Change in net assets from operations	21,941	603,913	11,313	26,808	708,352	25,695	1,579,757
Share transactions[1]
Proceeds from the sale of shares
Class A	155,537	464,909	169,518	55,816	670,235	62,910	1,147,294
Class I	4,122	14,123	5,282	2,799	24,008	2,302	4,706
Cost of shares redeemed
Class A	(33,521)	(814,061)	(45,219)	(27,591)	(1,048,073)	(20,774)	(1,214,899)
Class I	(1,415)	(15,085)	(1,330)	(2,752)	(20,326)	(858)	(289,835)
Change in net assets from
share transactions	124,723	(350,114)	128,251	28,272	(374,156)	43,580	(352,734)
Change in net assets	146,664	253,799	139,564	55,080	334,196	69,275	1,227,023
Net assets beginning of period	111,967	4,992,972	79,311	150,824	5,794,064	116,820	10,650,498
Net assets end of period	$258,631	$5,246,771	$218,875	$205,904	$6,128,260	$186,095	$11,877,521

[1]Share transactions
Shares sold
Class A	10,361	13,899	11,590	3,097	13,887	4,731	37,668
Class I	273	408	361	157	743	177	149
Shares redeemed
Class A	(2,272)	(24,544)	(3,167)	(1,512)	(21,977)	(1,625)	(39,928)
Class I	(97)	(442)	(93)	(149)	(643)	(66)	(8,850)
Change in shares
Class A	8,089	(10,645)	8,423	1,585	(8,090)	3,106	(2,260)
Class I	176	(34)	268	8	100	111	(8,701)
Purchases and sales of long term
investments
Purchase of securities	$157,976	$800,859	$179,026	$46,664	$25,622	$64,592	$163,068
Proceeds from sales of securities	$33,535	$1,149,931	$49,598	$17,930	$355,245	$20,016	$399,653

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2021

	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund(a)	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund
Operations
Net investment income (loss)	$11,334	$3,313	$2,620	$7,777	$43	$5,872	$(75)
Net realized gain (loss)	294,814	4,556	8,659	72,296	9	97,289	3,724
Net change in unrealized appreciation
(depreciation)	(32,273)	(2,162)	34,499	235,708	225	64,986	(266)
Change in net assets from operations	273,875	5,707	45,778	315,781	277	168,147	3,383
Share transactions[1]
Proceeds from the sale of shares
Class A	259,390	44,913	37,857	325,996	412	87,517	11,020
Class I	12,705	1,347	2,141	14,519	4,999	59,594	—
Proceeds in connection with acquisition
Class A	5,786,270	—	—	—	—	—	—
Class I	46,150	—	—	—	—	—	—
Cost of shares redeemed
Class A	(637,170)	(65,047)	(50,886)	(237,152)	(8)	(39,612)	(3,922)
Class I	(9,616)	(1,264)	(1,102)	(5,810)	—	(135,040)	—
Change in net assets from
share transactions	5,457,729	(20,051)	(11,990)	97,553	5,403	(27,541)	7,098
Change in net assets	5,731,604	(14,344)	33,788	413,334	5,680	140,606	10,481
Net assets beginning of period	895,089	288,472	368,219	1,681,586	—	879,190	12,822
Net assets end of period	$6,626,693	$274,128	$402,007	$2,094,920	$5,680	$1,019,796	$23,303

[1]Share transactions
Shares sold
Class A	15,142	2,743	1,141	20,658	41	5,859	900
Class I	730	81	65	942	500	4,021	—
Shares issued in connection with acquisition
Class A	328,019	—	—	—	—	—	—
Class I	2,585	—	—	—	—	—	—
Shares redeemed
Class A	(36,556)	(4,012)	(1,548)	(15,381)	(1)	(2,719)	(319)
Class I	(543)	(76)	(33)	(376)	—	(9,044)	—
Change in shares
Class A	306,605	(1,269)	(407)	5,277	40	3,140	581
Class I	2,772	5	32	566	500	(5,023)	—
Purchases and sales of long term
investments
Purchase of securities	$7,353,913 (b)	$17,889	$21,557	$322,682	$6,609	$318,359	$3,481
Proceeds from sales of securities	$1,912,528	$34,295	$30,185	$228,274	$1,175	$337,168	$1,991
Proceeds from sales of U.S. government
securities	—	—	—	—	—	—	1,100
Total proceeds from sales	$1,912,528	$34,295	$30,185	$228,274	$1,175	$337,168	$3,091

(a)	Period from commencement of operations April 26, 2021.
(b)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2021

	JNL/Neuberger Berman Strategic Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Total Return Fund
Operations
Net investment income (loss)	$11,795	$20,642	$24,113	$22,047	$18,327	$48,058	$16,475
Net realized gain (loss)	28,745	1,260	(11,449)	24,600	730	40,855	13,597
Net change in unrealized appreciation
(depreciation)	(21,087)	3,170	(35,370)	(12,492)	7,281	(10,128)	(48,389)
Change in net assets from operations	19,453	25,072	(22,706)	34,155	26,338	78,785	(18,317)
Share transactions[1]
Proceeds from the sale of shares
Class A	104,989	173,861	120,147	174,236	229,629	210,600	135,176
Class I	4,292	27,266	60,764	138,870	3,889	16,787	75,312
Cost of shares redeemed
Class A	(78,623)	(115,124)	(171,700)	(200,678)	(135,106)	(155,566)	(162,936)
Class I	(6,379)	(139,299)	(151,245)	(22,367)	(475)	(110,848)	(38,273)
Change in net assets from
share transactions	24,279	(53,296)	(142,034)	90,061	97,937	(39,027)	9,279
Change in net assets	43,732	(28,224)	(164,740)	124,216	124,275	39,758	(9,038)
Net assets beginning of period	807,277	1,705,151	1,881,878	1,585,764	1,073,856	1,903,491	1,998,524
Net assets end of period	$851,009	$1,676,927	$1,717,138	$1,709,980	$1,198,131	$1,943,249	$1,989,486

[1]Share transactions
Shares sold
Class A	8,641	15,675	9,059	14,908	20,648	14,146	9,847
Class I	349	2,435	4,593	11,800	348	960	5,492
Shares redeemed
Class A	(6,480)	(10,388)	(13,012)	(17,232)	(12,133)	(10,473)	(11,893)
Class I	(520)	(12,471)	(11,383)	(1,879)	(43)	(6,369)	(2,776)
Change in shares
Class A	2,161	5,287	(3,953)	(2,324)	8,515	3,673	(2,046)
Class I	(171)	(10,036)	(6,790)	9,921	305	(5,409)	2,716
Purchases and sales of long term
investments
Purchase of securities	$274,572	$895,624	$8,566,523	$90,936	$878,881	$699,025	$826,577
Purchase of U.S. government securities	48,673 (a)	4,419,714	1,147,236	913,256	—	—	270,583 (b)
Total purchases	$323,245	$5,315,338	$9,713,759	$1,004,192	$878,881	$699,025	$1,097,160
Proceeds from sales of securities	$254,111	$954,305	$8,477,986	$61,215	$855,201	$701,761	$885,720
Proceeds from sales of U.S. government
securities	46,663 (a)	4,582,958	1,125,088	972,327	—	—	295,653 (b)
Total proceeds from sales	$300,774	$5,537,263	$9,603,074	$1,033,542	$855,201	$701,761	$1,181,373
Securities sold short covers	$85	$127,371	$36,050	$3,784	$—	$—	$—
Securities sold short proceeds	$87	$135,490	$32,273	$4,739	$—	$—	$—

(a)	Amounts exclude $927,353 and $994,438 of purchases and sales, respectively, of dollar roll transaction securities.
(b)	Amounts exclude $492,763 and $402,891 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2021

	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
Operations
Net investment income (loss)	$2,176	$15,587	$2,720	$32,165	$(23,198)	$(15,550)	$10,298
Net realized gain (loss)	26,169	190,138	28,146	517,282	1,170,475	416,618	6,072
Net change in unrealized appreciation
(depreciation)	71,513	215,904	11,011	353,930	165,360	147,128	(12,386)
Change in net assets from operations	99,858	421,629	41,877	903,377	1,312,637	548,196	3,984
Share transactions[1]
Proceeds from the sale of shares
Class A	121,098	59,728	74,083	1,577,980	740,069	443,566	366,969
Class I	5,042	2,071	1,287	57,003	120,088	121,081	22,387
Proceeds in connection with acquisition
Class A	—	—	—	—	564,387	—	—
Class I	—	—	—	—	17,270	—	—
Cost of shares redeemed
Class A	(85,375)	(298,819)	(72,171)	(824,212)	(1,271,508)	(753,272)	(411,859)
Class I	(1,277)	(3,114)	(197)	(73,645)	(501,105)	(102,078)	(12,629)
Change in net assets from
share transactions	39,488	(240,134)	3,002	737,126	(330,799)	(290,703)	(35,132)
Change in net assets	139,346	181,495	44,879	1,640,503	981,838	257,493	(31,148)
Net assets beginning of period	414,112	2,573,890	502,596	9,015,533	12,347,930	6,688,053	1,781,353
Net assets end of period	$553,458	$2,755,385	$547,475	$10,656,036	$13,329,768	$6,945,546	$1,750,205

[1]Share transactions
Shares sold
Class A	15,513	3,472	4,670	74,452	10,476	6,146	34,656
Class I	680	120	79	2,650	1,613	1,602	2,080
Shares issued in connection with acquisition
Class A	—	—	—	—	7,697	—	—
Class I	—	—	—	—	226	—	—
Shares redeemed
Class A	(11,029)	(17,498)	(4,558)	(38,954)	(18,096)	(10,482)	(38,898)
Class I	(171)	(180)	(12)	(3,428)	(6,712)	(1,337)	(1,173)
Change in shares
Class A	4,484	(14,026)	112	35,498	77	(4,336)	(4,242)
Class I	509	(60)	67	(778)	(4,873)	265	907
Purchases and sales of long term
investments
Purchase of securities	$129,852	$539,473	$117,748	$3,063,685	$2,298,493	$680,663	$402,617
Purchase of U.S. government securities	—	—	261,616	—	—	—	339,880
Total purchases	$129,852	$539,473	$379,364	$3,063,685	$2,298,493 (a)	$680,663	$742,497
Proceeds from sales of securities	$85,906	$769,624	$141,838	$2,452,867	$2,655,997	$949,524	$400,267
Proceeds from sales of U.S. government
securities	—	—	243,932	—	—	—	359,199
Total proceeds from sales	$85,906	$769,624	$385,770	$2,452,867	$2,655,997	$949,524	$759,466
Securities sold short covers	$—	$—	$1,052	$19,077	$—	$—	$—
Securities sold short proceeds	$—	$—	$1,054	$55,394	$—	$—	$—

(a)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2021

	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund
Operations
Net investment income (loss)	$18,183	$19,152	$(738)	$236	$53,540	$13,707	$9,297
Net realized gain (loss)	15,085	647,468	160,969	11,298	418,795	100,709	106,297
Net change in unrealized appreciation
(depreciation)	(7,165)	185,992	70,271	(5,337)	418,628	(26,622)	20,222
Change in net assets from operations	26,103	852,612	230,502	6,197	890,963	87,794	135,816
Share transactions[1]
Proceeds from the sale of shares
Class A	34,514	597,128	112,665	22,697	670,782	104,681	60,128
Class I	23,174	185,469	127,365	5,943	12,883	4,253	898
Cost of shares redeemed
Class A	(24,526)	(316,285)	(71,418)	(8,846)	(867,450)	(93,857)	(105,984)
Class I	(23,080)	(563,744)	(281,654)	(10,991)	(4,350)	(3,410)	(508)
Change in net assets from
share transactions	10,082	(97,432)	(113,042)	8,803	(188,135)	11,667	(45,466)
Change in net assets	36,185	755,180	117,460	15,000	702,828	99,461	90,350
Net assets beginning of period	688,196	4,622,431	2,177,182	116,346	9,201,689	562,395	903,916
Net assets end of period	$724,381	$5,377,611	$2,294,642	$131,346	$9,904,517	$661,856	$994,266

[1]Share transactions
Shares sold
Class A	2,987	27,505	4,977	1,829	22,249	7,628	5,958
Class I	2,010	8,325	5,558	483	411	305	87
Shares redeemed
Class A	(2,127)	(14,825)	(3,148)	(713)	(28,847)	(6,786)	(10,346)
Class I	(2,002)	(25,261)	(12,268)	(898)	(138)	(248)	(50)
Change in shares
Class A	860	12,680	1,829	1,116	(6,598)	842	(4,388)
Class I	8	(16,936)	(6,710)	(415)	273	57	37
Purchases and sales of long term
investments
Purchase of securities	$455,745	$2,576,996	$260,807	$164,013	$1,313,465	$216,877 (a)	$1,105,557
Purchase of U.S. government securities	—	—	—	—	1,807,849 (b)	—	—
Total purchases	$455,745	$2,576,996	$260,807	$164,013	$3,121,314	$216,877	$1,105,557
Proceeds from sales of securities	$419,637	$2,677,462	$347,766	$170,357	$1,883,197	$180,042	$1,139,930
Proceeds from sales of U.S. government
securities	—	—	—	—	1,527,128 (b)	—	—
Total proceeds from sales	$419,637	$2,677,462	$347,766	$170,357	$3,410,325	$180,042	$1,139,930
Securities sold short covers	$—	$—	$—	$69,313	$266,334	$—	$—
Securities sold short proceeds	$—	$—	$—	$60,633	$213,244	$—	$—

(a)	Amounts exclude in-kind transactions. For the period ended June 30, 2021, JNL/WMC Equity Income Fund had in-kind purchases and proceeds from sales of $646,537 and $653,551, respectively.
(b)	Amounts exclude $2,857,035 and $2,860,359 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2021

	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$—	$11,873
Net realized gain (loss)	—	134,115
Net change in unrealized appreciation
(depreciation)	—	104,769
Change in net assets from operations	—	250,757
Share transactions[1]
Proceeds from the sale of shares
Class A	1,333,287	57,529
Class I	37,807	50,560
Cost of shares redeemed
Class A	(1,448,846)	(88,303)
Class I	(43,203)	(185,401)
Change in net assets from
share transactions	(120,955)	(165,615)
Change in net assets	(120,955)	85,142
Net assets beginning of period	2,434,011	1,537,214
Net assets end of period	$2,313,056	$1,622,356

[1]Share transactions
Shares sold
Class A	1,333,287	2,163
Class I	37,807	1,843
Shares redeemed
Class A	(1,448,846)	(3,345)
Class I	(43,203)	(6,758)
Change in shares
Class A	(115,559)	(1,182)
Class I	(5,396)	(4,915)
Purchases and sales of long term
investments
Purchase of securities	$109,494	$231,591
Purchase of U.S. government securities	215,857	—
Total purchases	$325,351	$231,591
Proceeds from sales of securities	$110,295	$389,001
Proceeds from sales of U.S. government
securities	278,744	—
Total proceeds from sales	$389,039	$389,001

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)(b)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$24,353	$41,316	$3,794	$4,228	$538	$(2,478)	$894
Net realized gain (loss)	4,005	69,411	(1,402)	7,433	18,081	38,730	66,771
Net change in unrealized appreciation
(depreciation)	186,003	135,068	5,009	30,529	144,370	157,967	842,545
Change in net assets from operations	214,361	245,795	7,401	42,190	162,989	194,219	910,210
Share transactions[1]
Proceeds from the sale of shares
Class A	684,429	457,024	94,829	110,556	322,615	143,643	1,580,357
Class I	17,165	11,607	2,398	2,134	8,116	2,808	32,412
Cost of shares redeemed
Class A	(390,312)	(681,838)	(48,334)	(143,719)	(184,584)	(207,756)	(593,912)
Class I	(8,523)	(5,532)	(1,158)	(1,126)	(3,088)	(1,643)	(16,615)
Change in net assets from
share transactions	302,759	(218,739)	47,735	(32,155)	143,059	(62,948)	1,002,242
Change in net assets	517,120	27,056	55,136	10,035	306,048	131,271	1,912,452
Net assets beginning of year	1,592,632	3,301,539	131,180	499,041	461,372	757,809	1,215,283
Net assets end of year	$2,109,752	$3,328,595	$186,316	$509,076	$767,420	$889,080	$3,127,735

[1]Share transactions
Shares sold
Class A	54,882	20,254	9,062	9,459	17,410	8,691	48,423
Class I	1,345	496	236	179	426	161	969
Shares redeemed
Class A	(32,248)	(30,003)	(4,845)	(12,586)	(10,307)	(12,991)	(18,414)
Class I	(651)	(239)	(111)	(96)	(160)	(101)	(492)
Change in shares
Class A	22,634	(9,749)	4,217	(3,127)	7,103	(4,300)	30,009
Class I	694	257	125	83	266	60	477

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund’s respective shareholder report.

(b)	Effective April 26, 2021, the name of JNL/American Blue Chip Income & Growth Fund was changed to JNL/American Funds Washington Mutual Investors Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/WMC Equity Income Fund(b)	JNL/Baillie Gifford International Growth Fund(c)
Operations
Net investment income (loss)	$74,002	$4,470	$(5,988)	$8,023	$4,004
Net realized gain (loss)	296,415	(22,644)	29,339	9,217	9,683
Net change in unrealized appreciation
(depreciation)	601,488	230,416	277,635	13,183	381,258
Change in net assets from operations	971,905	212,242	300,986	30,423	394,945
Share transactions[1]
Proceeds from the sale of shares
Class A	1,506,291	256,162	264,321	270,541	500,593
Class I	40,569	5,683	9,568	10,205	17,355
Cost of shares redeemed
Class A	(1,683,418)	(460,916)	(384,085)	(112,859)	(263,588)
Class I	(18,140)	(3,602)	(5,168)	(4,805)	(7,560)
Change in net assets from
share transactions	(154,698)	(202,673)	(115,364)	163,082	246,800
Change in net assets	817,207	9,569	185,622	193,505	641,745
Net assets beginning of year	7,832,114	1,942,458	1,481,590	368,890	655,546
Net assets end of year	$8,649,321	$1,952,027	$1,667,212	$562,395	$1,297,291

[1]Share transactions
Shares sold
Class A	56,809	18,295	18,783	24,245	34,659
Class I	1,474	385	660	911	1,233
Shares redeemed
Class A	(64,378)	(32,855)	(27,890)	(10,229)	(20,622)
Class I	(668)	(258)	(377)	(436)	(563)
Change in shares
Class A	(7,569)	(14,560)	(9,107)	14,016	14,037
Class I	806	127	283	475	670

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)	Effective April 26, 2021, the name of JNL/Vanguard Equity Income Fund was changed to JNL/WMC Equity Income Fund.
(c)	Effective April 26, 2021, the name of JNL/Vanguard International Fund was changed to JNL/Baillie Gifford International Growth Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$5,942	$(2,440)	$6,271	$(683)	$6,055	$24,857	$28,023
Net realized gain (loss)	6,494	14,816	32,360	40,271	54,697	99,410	85,024
Net change in unrealized appreciation
(depreciation)	215,095	48,086	286,761	396,112	792,636	455,318	295,085
Change in net assets from operations	227,531	60,462	325,392	435,700	853,388	579,585	408,132
Share transactions[1]
Proceeds from the sale of shares
Class A	240,760	533,041	288,406	287,188	403,622	722,835	473,103
Class I	4,463	6,622	4,042	8,133	5,414	17,277	7,500
Proceeds in connection with acquisition
Class A	—	63,705	—	1,821,469	2,196,392	—	—
Class I	—	165	—	1,129	844	—	—
Cost of shares redeemed
Class A	(349,537)	(323,121)	(523,056)	(410,092)	(805,697)	(607,787)	(487,992)
Class I	(3,142)	(4,327)	(3,054)	(3,260)	(3,758)	(7,281)	(5,171)
Change in net assets from
share transactions	(107,456)	276,085	(233,662)	1,704,567	1,796,817	125,044	(12,560)
Change in net assets	120,075	336,547	91,730	2,140,267	2,650,205	704,629	395,572
Net assets beginning of year	1,526,839	465,068	2,428,482	617,868	2,373,076	2,825,190	2,457,239
Net assets end of year	$1,646,914	$801,615	$2,520,212	$2,758,135	$5,023,281	$3,529,819	$2,852,811

[1]Share transactions
Shares sold
Class A	17,428	41,337	19,798	19,913	27,025	37,468	27,266
Class I	295	509	273	563	347	882	440
Shares issued in connection with acquisition
Class A	—	5,209	—	136,644	162,696	—	—
Class I	—	13	—	84	62	—	—
Shares redeemed
Class A	(25,111)	(25,006)	(35,855)	(28,304)	(53,906)	(31,947)	(28,876)
Class I	(224)	(334)	(211)	(215)	(231)	(380)	(327)
Change in shares
Class A	(7,683)	21,540	(16,057)	128,253	135,815	5,521	(1,610)
Class I	71	188	62	432	178	502	113

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Goldman Sachs 4 Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund
Operations
Net investment income (loss)	$(18,495)	$(4,620)	$(1,464)	$(14,082)	$(6,000)
Net realized gain (loss)	6,308	71,919	19,858	183,646	69,203
Net change in unrealized appreciation
(depreciation)	125,065	365,840	80,100	723,370	255,468
Change in net assets from operations	112,878	433,139	98,494	892,934	318,671
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—
Class I	—	—	—	—	—
Total distributions to shareholders	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	478,423	324,250	294,797	455,796	188,718
Class I	8,352	5,173	4,789	7,105	1,703
Reinvestment of distributions
Class A	—	—	—	—	—
Class I	—	—	—	—	—
Cost of shares redeemed
Class A	(1,550,360)	(522,856)	(374,704)	(1,143,745)	(547,548)
Class I	(4,577)	(5,771)	(4,798)	(2,673)	(1,293)
Change in net assets from
share transactions	(1,068,162)	(199,204)	(79,916)	(683,517)	(358,420)
Change in net assets	(955,284)	233,935	18,578	209,417	(39,749)
Net assets beginning of year	6,467,682	2,334,811	1,208,686	5,474,509	2,913,211
Net assets end of year	$5,512,398	$2,568,746	$1,227,264	$5,683,926	$2,873,462

[1]Share transactions
Shares sold
Class A	23,300	12,557	20,409	21,015	11,011
Class I	392	196	326	296	100
Reinvestment of distributions
Class A	—	—	—	—	—
Class I	—	—	—	—	—
Shares redeemed
Class A	(73,411)	(19,996)	(25,901)	(52,270)	(31,835)
Class I	(219)	(227)	(344)	(110)	(70)
Change in shares
Class A	(50,111)	(7,439)	(5,492)	(31,255)	(20,824)
Class I	173	(31)	(18)	186	30

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Goldman Sachs Managed Moderate Growth Fund	JNL/Mellon U.S. Stock Market Index Fund(a)	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund
Operations
Net investment income (loss)	$(16,091)	$7,825	$3,344	$2,619
Net realized gain (loss)	131,616	6,029	7,108	2,600
Net change in unrealized appreciation
(depreciation)	657,309	127,701	21,762	10,512
Change in net assets from operations	772,834	141,555	32,214	15,731
Distributions to shareholders
From distributable earnings
Class A	—	—	(19,802)	(8,957)
Class I	—	—	(352)	(243)
Total distributions to shareholders	—	—	(20,154)	(9,200)
Share transactions[1]
Proceeds from the sale of shares
Class A	389,433	386,106	91,698	82,424
Class I	8,082	11,650	1,861	5,184
Reinvestment of distributions
Class A	—	—	19,802	8,957
Class I	—	—	352	243
Cost of shares redeemed
Class A	(1,110,854)	(224,430)	(90,391)	(63,360)
Class I	(9,477)	(5,714)	(443)	(2,428)
Change in net assets from
share transactions	(722,816)	167,612	22,879	31,020
Change in net assets	50,018	309,167	34,939	37,551
Net assets beginning of year	5,746,292	585,922	258,669	154,974
Net assets end of year	$5,796,310	$895,089	$293,608	$192,525

[1]Share transactions
Shares sold
Class A	19,942	29,513	6,485	6,687
Class I	443	875	124	406
Reinvestment of distributions
Class A	—	—	1,304	700
Class I	—	—	23	19
Shares redeemed
Class A	(56,559)	(17,890)	(6,367)	(5,113)
Class I	(493)	(431)	(31)	(197)
Change in shares
Class A	(36,617)	11,623	1,422	2,274
Class I	(50)	444	116	228

(a)	Effective April 26, 2021, the name of JNL/Vanguard U.S. Stock Market Index Fund was changed to JNL/Mellon U.S. Stock Market Index Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Operations
Net investment income (loss)	$4,093	$7,552	$6,127	$7,463	$19,711	$11,826	$2,385
Net realized gain (loss)	6,250	3,152	3,321	3,314	14,354	(13,503)	31,235
Net change in unrealized appreciation
(depreciation)	20,498	76,764	31,109	53,827	33,858	425,332	42,285
Change in net assets from operations	30,841	87,468	40,557	64,604	67,923	423,655	75,905
Distributions to shareholders
From distributable earnings
Class A	(21,090)	—	—	—	—	(11,084)	(63)
Class I	(475)	—	—	—	—	(8,799)	(5,542)
Total distributions to shareholders	(21,565)	—	—	—	—	(19,883)	(5,605)
Share transactions[1]
Proceeds from the sale of shares
Class A	73,715	237,596	220,543	242,275	25,160	105,470	3,076
Class I	4,056	11,741	6,934	10,402	323,751	168,162	75,137
Proceeds in connection with acquisition
Class A	—	—	—	—	172,043	449,205	—
Class I	—	—	—	—	1	212,880	—
Reinvestment of distributions
Class A	21,090	—	—	—	—	11,084	63
Class I	475	—	—	—	—	8,799	5,542
Cost of shares redeemed
Class A	(87,442)	(110,881)	(105,174)	(87,652)	(41,032)	(238,781)	(5,246)
Class I	(1,428)	(6,133)	(4,787)	(5,268)	(671,737)	(198,386)	(117,012)
Change in net assets from
share transactions	10,466	132,323	117,516	159,757	(191,814)	518,433	(38,440)
Change in net assets	19,742	219,791	158,073	224,361	(123,891)	922,205	31,860
Net assets beginning of year	299,029	436,209	334,051	405,437	1,220,465	781,704	286,861
Net assets end of year	$318,771	$656,000	$492,124	$629,798	$1,096,574	$1,703,909	$318,721

[1]Share transactions
Shares sold
Class A	5,462	21,003	19,372	21,073	2,357	11,408	285
Class I	293	1,019	603	903	31,559	20,133	6,859
Shares issued in connection with acquisition
Class A	—	—	—	—	17,256	60,054	—
Class I	—	—	—	—	—	28,384	—
Reinvestment of distributions
Class A	1,497	—	—	—	—	1,025	5
Class I	34	—	—	—	—	812	429
Shares redeemed
Class A	(6,522)	(9,661)	(9,382)	(7,793)	(3,833)	(25,777)	(572)
Class I	(107)	(505)	(422)	(488)	(66,173)	(20,695)	(10,965)
Change in shares
Class A	437	11,342	9,990	13,280	15,780	46,710	(282)
Class I	220	514	181	415	(34,614)	28,634	(3,677)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund	JNL/AQR Large Cap Defensive Style Fund
Operations
Net investment income (loss)	$6,073	$(14,331)	$2,448	$1,943	$451
Net realized gain (loss)	99,877	382,305	(26,642)	1,778	(178)
Net change in unrealized appreciation
(depreciation)	88,729	647,953	97,618	22,306	6,196
Change in net assets from operations	194,679	1,015,927	73,424	26,027	6,469
Share transactions[1]
Proceeds from the sale of shares
Class A	124,892	585,395	160,468	—	53,860
Class I	208,882	175,366	149,553	111,672	1,315
Cost of shares redeemed
Class A	(88,617)	(707,048)	(182,719)	—	(40,263)
Class I	(306,535)	(269,147)	(155,625)	(42,979)	(422)
Change in net assets from
share transactions	(61,378)	(215,434)	(28,323)	68,693	14,490
Change in net assets	133,301	800,493	45,101	94,720	20,959
Net assets beginning of year	1,194,140	2,408,617	1,110,469	85,170	37,846
Net assets end of year	$1,327,441	$3,209,110	$1,155,570	$179,890	$58,805

[1]Share transactions
Shares sold
Class A	9,173	17,095	13,604	—	5,176
Class I	16,920	4,870	12,581	8,219	125
Shares redeemed
Class A	(6,774)	(21,265)	(14,935)	—	(3,885)
Class I	(21,989)	(7,362)	(12,553)	(3,229)	(39)
Change in shares
Class A	2,399	(4,170)	(1,331)	—	1,291
Class I	(5,069)	(2,492)	28	4,990	86

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/BlackRock Advantage International Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Operations
Net investment income (loss)	$402	$21,284	$15,258	$(14,480)	$17,773	$1,393
Net realized gain (loss)	629	212,316	(40,539)	362,723	(220,889)	86,265
Net change in unrealized appreciation
(depreciation)	2,339	390,869	67,178	1,104,516	220,207	268,758
Change in net assets from operations	3,370	624,469	41,897	1,452,759	17,091	356,416
Distributions to shareholders
From distributable earnings
Class A	(33)	—	—	—	(19,850)	—
Class I	(98)	—	—	—	(32,946)	—
Total distributions to shareholders	(131)	—	—	—	(52,796)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	11,036	305,781	101,699	1,149,444	93,317	227,611
Class I	517	346,939	2,266	177,125	157,788	154,605
Proceeds in connection with acquisition
Class A	—	—	74,607	—	—	—
Class I	—	—	1	—	—	—
Reinvestment of distributions
Class A	33	—	—	—	19,850	—
Class I	98	—	—	—	32,946	—
Cost of shares redeemed
Class A	(2,186)	(762,992)	(178,006)	(1,152,491)	(124,386)	(178,946)
Class I	(123)	(20,079)	(2,928)	(371,089)	(364,572)	(316,230)
Change in net assets from
share transactions	9,375	(130,351)	(2,361)	(197,011)	(185,057)	(112,960)
Change in net assets	12,614	494,118	39,536	1,255,748	(220,762)	243,456
Net assets beginning of year	24,956	3,601,765	645,671	3,921,009	1,511,840	1,211,671
Net assets end of year	$37,570	$4,095,883	$685,207	$5,176,757	$1,291,078	$1,455,127

[1]Share transactions
Shares sold
Class A	1,158	22,569	14,909	22,670	7,307	14,913
Class I	52	23,471	307	3,428	12,160	10,271
Shares issued in connection with acquisition
Class A	—	—	12,311	—	—	—
Reinvestment of distributions
Class A	3	—	—	—	1,307	—
Class I	9	—	—	—	2,108	—
Shares redeemed
Class A	(233)	(56,762)	(25,753)	(22,863)	(9,681)	(11,660)
Class I	(12)	(1,371)	(401)	(7,142)	(28,792)	(20,439)
Change in shares
Class A	928	(34,193)	1,467	(193)	(1,067)	3,253
Class I	49	22,100	(94)	(3,714)	(14,524)	(10,168)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund
Operations
Net investment income (loss)	$1,428	$11,956	$841	$97,997	$26,038	$28,918	$81,607
Net realized gain (loss)	770	96,355	5,118	70,747	(1,776)	186,936	8,543
Net change in unrealized appreciation
(depreciation)	9,871	64,873	24,765	19,983	10,757	55,674	(7,117)
Change in net assets from operations	12,069	173,184	30,724	188,727	35,019	271,528	83,033
Distributions to shareholders
From distributable earnings
Class A	(202)	—	—	—	—	—	—
Class I	(483)	—	—	—	—	—	—
Total distributions to shareholders	(685)	—	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	30,774	192,969	90,683	422,931	45,107	433,828	368,769
Class I	22,135	30,846	5,620	421,762	128,634	139,048	705,423
Proceeds in connection with acquisition
Class A	—	—	—	—	92,842	—	—
Class I	—	—	—	—	36,595	—	—
Reinvestment of distributions
Class A	202	—	—	—	—	—	—
Class I	483	—	—	—	—	—	—
Cost of shares redeemed
Class A	(10,474)	(374,706)	(65,982)	(681,419)	(45,056)	(522,566)	(453,514)
Class I	(16,684)	(39,783)	(3,572)	(308,917)	(186,489)	(219,900)	(531,981)
Change in net assets from
share transactions	26,436	(190,674)	26,749	(145,643)	71,633	(169,590)	88,697
Change in net assets	37,820	(17,490)	57,473	43,084	106,652	101,938	171,730
Net assets beginning of year	73,233	1,305,169	157,292	3,826,850	645,465	2,093,084	2,676,298
Net assets end of year	$111,053	$1,287,679	$214,765	$3,869,934	$752,117	$2,195,022	$2,848,028

[1]Share transactions
Shares sold
Class A	3,210	13,355	12,859	31,603	3,881	27,806	32,341
Class I	2,322	2,008	781	29,547	11,891	9,258	62,285
Shares issued in connection with acquisition
Class A	—	—	—	—	8,918	—	—
Class I	—	—	—	—	3,563	—	—
Reinvestment of distributions
Class A	18	—	—	—	—	—	—
Class I	43	—	—	—	—	—	—
Shares redeemed
Class A	(1,018)	(25,095)	(9,183)	(51,303)	(3,962)	(34,703)	(39,935)
Class I	(1,710)	(2,424)	(531)	(21,584)	(17,360)	(13,730)	(46,401)
Change in shares
Class A	2,210	(11,740)	3,676	(19,700)	8,837	(6,897)	(7,594)
Class I	655	(416)	250	7,963	(1,906)	(4,472)	15,884

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund(a)	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund	JNL/Franklin Templeton Income Fund
Operations
Net investment income (loss)	$23,660	$13,511	$26,998	$14,318	$62,665
Net realized gain (loss)	15,238	18,309	(150,165)	(15,834)	(135,859)
Net change in unrealized appreciation
(depreciation)	53,680	(37,286)	59,098	114,878	63,193
Change in net assets from operations	92,578	(5,466)	(64,069)	113,362	(10,001)
Distributions to shareholders
From distributable earnings
Class A	—	—	(79,321)	—	—
Class I	—	—	(8,101)	—	—
Total distributions to shareholders	—	—	(87,422)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	379,350	91,092	98,020	74,513	196,165
Class I	217,302	206,347	29,508	600	2,691
Proceeds in connection with acquisition
Class A	—	—	45,290	—	—
Class I	—	—	924	—	—
Reinvestment of distributions
Class A	—	—	79,321	—	—
Class I	—	—	8,101	—	—
Cost of shares redeemed
Class A	(289,443)	(200,045)	(178,856)	(230,181)	(415,026)
Class I	(31,569)	(137,243)	(430,638)	(969)	(1,366)
Change in net assets from
share transactions	275,640	(39,849)	(348,330)	(156,037)	(217,536)
Change in net assets	368,218	(45,315)	(499,821)	(42,675)	(227,537)
Net assets beginning of year	1,009,542	1,015,104	1,100,524	1,211,473	1,881,081
Net assets end of year	$1,377,760	$969,789	$600,703	$1,168,798	$1,653,544

[1]Share transactions
Shares sold
Class A	30,037	6,322	10,719	5,162	16,717
Class I	17,152	16,639	3,066	42	237
Shares issued in connection with acquisition
Class A	—	—	4,953	—	—
Class I	—	—	108	—	—
Reinvestment of distributions
Class A	—	—	10,156	—	—
Class I	—	—	1,026	—	—
Shares redeemed
Class A	(23,245)	(13,937)	(19,513)	(15,950)	(35,802)
Class I	(2,519)	(9,629)	(45,309)	(61)	(121)
Change in shares
Class A	6,792	(7,615)	6,315	(10,788)	(19,085)
Class I	14,633	7,010	(41,109)	(19)	116

(a)	Effective April 26, 2021, the name of JNL/First State Global Infrastructure Fund was changed to JNL/First Sentier Global Infrastructure Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Operations
Net investment income (loss)	$(71)	$2,371	$2,894
Net realized gain (loss)	38,776	(21,096)	(15,360)
Net change in unrealized appreciation
(depreciation)	153,679	76,893	9,121
Change in net assets from operations	192,384	58,168	(3,345)
Distributions to shareholders
From distributable earnings
Class A	—	(12,123)	(3,433)
Class I	—	(11,140)	(17,085)
Total distributions to shareholders	—	(23,263)	(20,518)
Share transactions[1]
Proceeds from the sale of shares
Class A	151,862	62,599	27,519
Class I	141,242	52,041	54,750
Reinvestment of distributions
Class A	—	12,123	3,433
Class I	—	11,140	17,085
Cost of shares redeemed
Class A	(51,467)	(127,194)	(25,034)
Class I	(267,720)	(135,948)	(52,480)
Change in net assets from
share transactions	(26,083)	(125,239)	25,273
Change in net assets	166,301	(90,334)	1,410
Net assets beginning of year	648,903	862,197	197,831
Net assets end of year	$815,204	$771,863	$199,241

[1]Share transactions
Shares sold
Class A	12,753	6,677	2,598
Class I	12,571	5,494	6,108
Reinvestment of distributions
Class A	—	1,043	347
Class I	—	958	1,717
Shares redeemed
Class A	(4,617)	(13,549)	(2,430)
Class I	(24,153)	(14,055)	(5,404)
Change in shares
Class A	8,136	(5,829)	515
Class I	(11,582)	(7,603)	2,421

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/WMC Global Real Estate Fund(a)	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan U.S. Value Fund(b)
Operations
Net investment income (loss)	$23,880	$(2,726)	$16,923	$6,407	$(13,584)	$8,524	$13,614
Net realized gain (loss)	(10,267)	162,597	(127,410)	25,990	273,991	118,609	(40,211)
Net change in unrealized appreciation
(depreciation)	13,074	440,247	(41,722)	104,879	640,439	201,134	117,487
Change in net assets from operations	26,687	600,118	(152,209)	137,276	900,846	328,267	90,890
Distributions to shareholders
From distributable earnings
Class A	—	—	—	(31,711)	—	—	—
Class I	—	—	—	(9,803)	—	—	—
Total distributions to shareholders	—	—	—	(41,514)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	54,876	164,895	126,201	113,680	476,212	72,523	85,660
Class I	243,342	113,476	4,033	105,267	12,762	564	325,928
Proceeds in connection with acquisition
Class A	—	—	—	—	—	1,227,744	140,070
Class I	—	—	—	—	—	1,601	777
Reinvestment of distributions
Class A	—	—	—	31,711	—	—	—
Class I	—	—	—	9,803	—	—	—
Cost of shares redeemed
Class A	(45,139)	(527,505)	(266,529)	(232,873)	(639,352)	(201,034)	(147,254)
Class I	(115,261)	(270,795)	(36,119)	(51,539)	(56,248)	(11,860)	(32,478)
Change in net assets from
share transactions	137,818	(519,929)	(172,414)	(23,951)	(206,626)	1,089,538	372,703
Change in net assets	164,505	80,189	(324,623)	71,811	694,220	1,417,805	463,593
Net assets beginning of year	971,172	2,594,681	1,228,539	1,110,418	1,863,421	51,597	633,321
Net assets end of year	$1,135,677	$2,674,870	$903,916	$1,182,229	$2,557,641	$1,469,402	$1,096,914

[1]Share transactions
Shares sold
Class A	5,470	8,852	14,168	8,785	15,669	6,047	8,462
Class I	23,253	6,077	406	7,198	388	46	33,453
Shares issued in connection with acquisition
Class A	—	—	—	—	—	113,365	15,208
Class I	—	—	—	—	—	147	83
Reinvestment of distributions
Class A	—	—	—	2,157	—	—	—
Class I	—	—	—	627	—	—	—
Shares redeemed
Class A	(4,488)	(28,326)	(29,519)	(17,888)	(22,599)	(16,507)	(13,939)
Class I	(10,825)	(13,581)	(3,278)	(3,541)	(1,941)	(1,083)	(2,936)
Change in shares
Class A	982	(19,474)	(15,351)	(6,946)	(6,930)	102,905	9,731
Class I	12,428	(7,504)	(2,872)	4,284	(1,553)	(890)	30,600

(a) (b)

Effective April 26, 2021, the name of JNL/Invesco Global Real Estate Fund was changed to JNL/WMC Global Real Estate Fund.

Effective April 26, 2021, the name of JNL/JPMorgan Growth & Income Fund was changed to JNL/JPMorgan U.S. Value Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund(a)	JNL/Mellon Bond Index Fund
Operations
Net investment income (loss)	$3,630	$(10,603)	$28,872	$2,502	$(274)	$2,229	$21,543
Net realized gain (loss)	(12,444)	421,591	3,839	1,715	51,143	565	18,906
Net change in unrealized appreciation
(depreciation)	68,512	754,839	73,158	58,311	212,622	4,909	44,520
Change in net assets from operations	59,698	1,165,827	105,869	62,528	263,491	7,703	84,969
Distributions to shareholders
From distributable earnings
Class A	(1,387)	—	—	(362)	(2,674)	—	—
Class I	(831)	—	—	(2,784)	(2,749)	—	—
Total distributions to shareholders	(2,218)	—	—	(3,146)	(5,423)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	170,553	1,029,224	1,449,766	25,271	58,589	261,926	492,616
Class I	108,119	168,056	557,691	219,457	193,734	142,234	66,035
Proceeds in connection with acquisition
Class A	115,670	—	—	—	333,689	—	—
Class I	805	—	—	—	1,626	—	—
Reinvestment of distributions
Class A	1,387	—	—	362	2,674	—	—
Class I	831	—	—	2,784	2,749	—	—
Cost of shares redeemed
Class A	(66,063)	(795,851)	(840,143)	(38,158)	(81,534)	(71,683)	(344,283)
Class I	(189,061)	(228,423)	(212,854)	(59,972)	(136,568)	(9,670)	(85,878)
Change in net assets from
share transactions	142,241	173,006	954,460	149,744	374,959	322,807	128,490
Change in net assets	199,721	1,338,833	1,060,329	209,126	633,027	330,510	213,459
Net assets beginning of year	285,395	2,409,640	1,224,165	232,335	312,532	—	1,210,356
Net assets end of year	$485,116	$3,748,473	$2,284,494	$441,461	$945,559	$330,510	$1,423,815

[1]Share transactions
Shares sold
Class A	15,359	21,780	101,976	1,866	4,327	25,426	38,862
Class I	10,056	3,606	36,937	15,984	14,876	14,038	4,987
Shares issued in connection with acquisition
Class A	10,995	—	—	—	31,391	—	—
Class I	76	—	—	—	152	—	—
Reinvestment of distributions
Class A	117	—	—	23	177	—	—
Class I	69	—	—	178	181	—	—
Shares redeemed
Class A	(5,987)	(17,543)	(58,764)	(2,885)	(6,096)	(6,938)	(27,203)
Class I	(17,201)	(4,833)	(14,070)	(4,095)	(11,098)	(934)	(6,672)
Change in shares
Class A	20,484	4,237	43,212	(996)	29,799	18,488	11,659
Class I	(7,000)	(1,227)	22,867	12,067	4,111	13,104	(1,685)

(a)	Period from commencement of operations April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Emerging Markets Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Equity Income Fund
Operations
Net investment income (loss)	$698	$3,104	$4,509	$16,524	$13,680	$37,532	$4,546
Net realized gain (loss)	4,657	67,356	8,227	93,158	20,981	(159,617)	(70,846)
Net change in unrealized appreciation
(depreciation)	42,900	470,520	15,552	3,078	113,811	(201,567)	(24,291)
Change in net assets from operations	48,255	540,980	28,288	112,760	148,472	(323,652)	(90,591)
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(32,412)	—	—
Class I	—	—	—	—	(437)	—	—
Total distributions to shareholders	—	—	—	—	(32,849)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	124,285	434,750	188,291	330,301	182,917	366,473	56,218
Class I	3,347	9,119	3,436	10,890	9,768	5,210	9,598
Proceeds in connection with acquisition
Class A	—	—	—	92,345	—	—	—
Class I	—	—	—	4,656	—	—	—
Reinvestment of distributions
Class A	—	—	—	—	32,412	—	—
Class I	—	—	—	—	437	—	—
Cost of shares redeemed
Class A	(78,545)	(482,824)	(149,314)	(386,757)	(369,995)	(288,770)	(82,673)
Class I	(1,023)	(4,113)	(2,049)	(9,746)	(5,850)	(4,271)	(207,393)
Change in net assets from
share transactions	48,064	(43,068)	40,364	41,689	(150,311)	78,642	(224,250)
Change in net assets	96,319	497,912	68,652	154,449	(34,688)	(245,010)	(314,841)
Net assets beginning of year	159,335	1,315,125	153,100	1,034,751	1,178,432	1,088,935	525,029
Net assets end of year	$255,654	$1,813,037	$221,752	$1,189,200	$1,143,744	$843,925	$210,188

[1]Share transactions
Shares sold
Class A	8,250	14,431	16,389	10,725	17,312	28,770	3,588
Class I	230	288	282	347	912	369	666
Shares issued in connection with acquisition
Class A	—	—	—	3,338	—	—	—
Class I	—	—	—	167	—	—	—
Reinvestment of distributions
Class A	—	—	—	—	2,631	—	—
Class I	—	—	—	—	35	—	—
Shares redeemed
Class A	(5,309)	(17,816)	(12,587)	(12,563)	(35,569)	(20,438)	(5,423)
Class I	(69)	(137)	(169)	(303)	(564)	(276)	(16,158)
Change in shares
Class A	2,941	(3,385)	3,802	1,500	(15,626)	8,332	(1,835)
Class I	161	151	113	211	383	93	(15,492)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon International Index Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund
Operations
Net investment income (loss)	$20,819	$30,320	$708	$16,880	$28,595	$563	$890
Net realized gain (loss)	40,329	120,395	1,177	341,938	238	779	1,656
Net change in unrealized appreciation
(depreciation)	(124,761)	409,441	10,117	1,206,982	75,281	9,901	19,993
Change in net assets from operations	(63,613)	560,156	12,002	1,565,800	104,114	11,243	22,539
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(60,408)	—	—
Class I	—	—	—	—	(11,867)	—	—
Total distributions to shareholders	—	—	—	—	(72,275)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	257,304	752,418	73,458	1,286,811	213,776	66,387	89,731
Class I	6,610	15,759	2,893	37,341	29,861	1,854	4,682
Reinvestment of distributions
Class A	—	—	—	—	60,408	—	—
Class I	—	—	—	—	11,867	—	—
Cost of shares redeemed
Class A	(422,896)	(897,040)	(51,916)	(1,365,126)	(361,204)	(25,341)	(31,301)
Class I	(3,299)	(8,629)	(1,071)	(18,895)	(58,097)	(689)	(1,163)
Change in net assets from
share transactions	(162,281)	(137,492)	23,364	(59,869)	(103,389)	42,211	61,949
Change in net assets	(225,894)	422,664	35,366	1,505,931	(71,550)	53,454	84,488
Net assets beginning of year	1,354,652	3,351,229	76,601	3,487,041	1,805,001	25,857	66,336
Net assets end of year	$1,128,758	$3,773,893	$111,967	$4,992,972	$1,733,451	$79,311	$150,824

[1]Share transactions
Shares sold
Class A	21,371	23,254	6,411	51,703	17,323	6,095	6,290
Class I	534	472	241	1,428	2,296	165	340
Reinvestment of distributions
Class A	—	—	—	—	4,371	—	—
Class I	—	—	—	—	819	—	—
Shares redeemed
Class A	(34,553)	(27,855)	(4,709)	(54,520)	(29,319)	(2,368)	(2,288)
Class I	(275)	(260)	(92)	(724)	(4,465)	(63)	(80)
Change in shares
Class A	(13,182)	(4,601)	1,702	(2,817)	(7,625)	3,727	4,002
Class I	259	212	149	704	(1,350)	102	260

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Mellon World Index Fund(a)	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon Small Cap Index Fund	JNL/Mellon Utilities Sector Fund
Operations
Net investment income (loss)	$4,462	$10,686	$2,181	$30,595	$120,886	$20,555	$8,315
Net realized gain (loss)	2,527	388,790	3,972	77,120	353,451	58,082	8,993
Net change in unrealized appreciation
(depreciation)	40,714	1,425,419	(18,918)	309,488	1,132,413	166,631	(28,427)
Change in net assets from operations	47,703	1,824,895	(12,765)	417,203	1,606,750	245,268	(11,119)
Distributions to shareholders
From distributable earnings
Class A	(8,565)	—	—	—	—	—	—
Class I	(114)	—	—	—	—	—	—
Total distributions to shareholders	(8,679)	—	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	40,557	1,899,992	72,580	440,782	2,339,384	423,093	164,326
Class I	2,545	57,073	6,471	42,110	28,850	39,124	3,251
Proceeds in connection with acquisition
Class A	—	155,851	—	141,732	—	—	—
Class I	—	5,243	—	487	—	—	—
Reinvestment of distributions
Class A	8,565	—	—	—	—	—	—
Class I	114	—	—	—	—	—	—
Cost of shares redeemed
Class A	(92,045)	(1,524,833)	(119,109)	(722,853)	(2,451,936)	(565,855)	(212,016)
Class I	(1,518)	(29,656)	(4,037)	(80,262)	(89,678)	(74,749)	(3,919)
Change in net assets from
share transactions	(41,782)	563,670	(44,095)	(178,004)	(173,380)	(178,387)	(48,358)
Change in net assets	(2,758)	2,388,565	(56,860)	239,199	1,433,370	66,881	(59,477)
Net assets beginning of year	370,977	3,405,499	173,680	3,208,436	9,217,128	2,611,074	347,949
Net assets end of year	$368,219	$5,794,064	$116,820	$3,447,635	$10,650,498	$2,677,955	$288,472

[1]Share transactions
Shares sold
Class A	1,530	52,416	6,284	22,247	98,758	25,756	10,763
Class I	98	2,354	573	1,967	1,167	2,152	207
Shares issued in connection with acquisition
Class A	—	4,962	—	8,362	—	—	—
Class I	—	253	—	28	—	—	—
Reinvestment of distributions
Class A	284	—	—	—	—	—	—
Class I	4	—	—	—	—	—	—
Shares redeemed
Class A	(3,481)	(41,912)	(10,563)	(36,011)	(103,374)	(33,986)	(14,219)
Class I	(62)	(1,223)	(354)	(3,607)	(3,696)	(3,887)	(251)
Change in shares
Class A	(1,667)	15,466	(4,279)	(5,402)	(4,616)	(8,230)	(3,456)
Class I	40	1,384	219	(1,612)	(2,529)	(1,735)	(44)

(a)	Effective April 26, 2021 the name of JNL/Mellon MSCI World Index Fund was changed to JNL/Mellon World Index Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/MFS Mid Cap Value Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund
Operations
Net investment income (loss)	$16,235	$12,724	$294	$23,061	$43,617	$39,524	$11,571
Net realized gain (loss)	(1,799)	80,240	(28,163)	14,276	(10,503)	35,465	105,915
Net change in unrealized appreciation
(depreciation)	118,329	30,893	(1,651)	10,023	47,284	83,487	32,400
Change in net assets from operations	132,765	123,857	(29,520)	47,360	80,398	158,476	149,886
Distributions to shareholders
From distributable earnings
Class A	—	(17,086)	—	—	—	—	—
Class I	—	(43,883)	—	—	—	—	—
Total distributions to shareholders	—	(60,969)	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	237,380	165,905	3,846	147,384	336,935	440,124	461,593
Class I	15,312	157,461	282	25,035	275,441	683,197	90,169
Proceeds in connection with acquisition
Class A	337,730	27,498	—	—	50,226	—	—
Class I	1,390	952	—	—	79	—	—
Reinvestment of distributions
Class A	—	17,086	—	—	—	—	—
Class I	—	43,883	—	—	—	—	—
Cost of shares redeemed
Class A	(329,994)	(132,782)	(6,828)	(216,727)	(306,318)	(274,974)	(361,589)
Class I	(137,632)	(186,785)	(64,144)	(86,404)	(282,963)	(235,816)	(137,392)
Change in net assets from
share transactions	124,186	93,218	(66,844)	(130,712)	73,400	612,531	52,781
Change in net assets	256,951	156,106	(96,364)	(83,352)	153,798	771,007	202,667
Net assets beginning of year	1,424,635	723,084	109,186	890,629	1,551,353	1,110,871	1,383,097
Net assets end of year	$1,681,586	$879,190	$12,822	$807,277	$1,705,151	$1,881,878	$1,585,764

[1]Share transactions
Shares sold
Class A	20,888	13,971	427	13,226	32,200	34,126	41,461
Class I	1,393	13,932	28	2,233	26,696	54,227	8,069
Shares issued in connection with acquisition
Class A	34,710	2,553	—	—	5,031	—	—
Class I	141	88	—	—	9	—	—
Reinvestment of distributions
Class A	—	1,313	—	—	—	—	—
Class I	—	3,353	—	—	—	—	—
Shares redeemed
Class A	(28,511)	(11,204)	(776)	(19,815)	(29,683)	(21,856)	(33,124)
Class I	(13,717)	(15,642)	(8,355)	(7,734)	(27,434)	(18,564)	(12,629)
Change in shares
Class A	27,087	6,633	(349)	(6,589)	7,548	12,270	8,337
Class I	(12,183)	1,731	(8,327)	(5,501)	(729)	35,663	(4,560)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
Operations
Net investment income (loss)	$38,779	$97,513	$34,924	$3,855
Net realized gain (loss)	(62,073)	(64,200)	51,072	(6,595)
Net change in unrealized appreciation
(depreciation)	3,020	46,471	66,768	30,455
Change in net assets from operations	(20,274)	79,784	152,764	27,715
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—
Class I	—	—	—	—
Total distributions to shareholders	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	186,207	291,329	559,539	80,852
Class I	5,479	62,419	401,270	1,695
Reinvestment of distributions
Class A	—	—	—	—
Class I	—	—	—	—
Cost of shares redeemed
Class A	(505,774)	(520,238)	(249,440)	(119,501)
Class I	(28,076)	(99,622)	(255,857)	(921)
Change in net assets from
share transactions	(342,164)	(266,112)	455,512	(37,875)
Change in net assets	(362,438)	(186,328)	608,276	(10,160)
Net assets beginning of year	1,436,294	2,089,819	1,390,248	424,272
Net assets end of year	$1,073,856	$1,903,491	$1,998,524	$414,112

[1]Share transactions
Shares sold
Class A	17,809	22,083	41,648	15,248
Class I	531	4,022	30,197	329
Reinvestment of distributions
Class A	—	—	—	—
Class I	—	—	—	—
Shares redeemed
Class A	(49,094)	(39,487)	(18,711)	(22,394)
Class I	(2,787)	(6,398)	(19,632)	(185)
Change in shares
Class A	(31,285)	(17,404)	22,937	(7,146)
Class I	(2,256)	(2,376)	10,565	144

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund
Operations
Net investment income (loss)	$38,523	$5,121	$61,192	$(28,682)	$(17,919)	$27,480	$29,475
Net realized gain (loss)	21,073	(4,091)	619,266	1,003,791	550,050	11,319	(21,910)
Net change in unrealized appreciation
(depreciation)	146,978	47,470	625,622	2,487,951	727,073	23,501	28,048
Change in net assets from operations	206,574	48,500	1,306,080	3,463,060	1,259,204	62,300	35,613
Share transactions[1]
Proceeds from the sale of shares
Class A	108,958	86,759	2,863,963	1,668,099	800,784	912,077	79,239
Class I	2,439	715	413,100	515,914	39,882	124,652	297,378
Cost of shares redeemed
Class A	(531,454)	(141,043)	(1,448,613)	(2,283,653)	(1,535,557)	(635,350)	(71,856)
Class I	(4,558)	(110)	(321,664)	(1,196,438)	(248,826)	(99,758)	(184,593)
Change in net assets from
share transactions	(424,615)	(53,679)	1,506,786	(1,296,078)	(943,717)	301,621	120,168
Change in net assets	(218,041)	(5,179)	2,812,866	2,166,982	315,487	363,921	155,781
Net assets beginning of year	2,791,931	507,775	6,202,667	10,180,948	6,372,566	1,417,432	532,415
Net assets end of year	$2,573,890	$502,596	$9,015,533	$12,347,930	$6,688,053	$1,781,353	$688,196

[1]Share transactions
Shares sold
Class A	8,348	6,289	162,399	30,477	14,474	88,208	7,507
Class I	177	52	24,692	9,300	675	11,822	29,017
Shares redeemed
Class A	(39,766)	(10,667)	(83,256)	(41,999)	(27,742)	(61,447)	(6,882)
Class I	(332)	(9)	(18,620)	(21,007)	(4,338)	(9,628)	(17,700)
Change in shares
Class A	(31,418)	(4,378)	79,143	(11,522)	(13,268)	26,761	625
Class I	(155)	43	6,072	(11,707)	(3,663)	2,194	11,317

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$55,227	$(500)	$4,650	$130,043	$2,902	$26,149
Net realized gain (loss)	(48,687)	180,351	(1,797)	149,810	6	33,347
Net change in unrealized appreciation
(depreciation)	412,752	368,923	(15,247)	391,578	—	(33,049)
Change in net assets from operations	419,292	548,774	(12,394)	671,431	2,908	26,447
Distributions to shareholders
From distributable earnings
Class A	—	(8,325)	—	—	(2,845)	—
Class I	—	(38,180)	—	—	(71)	—
Total distributions to shareholders	—	(46,505)	—	—	(2,916)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	469,274	193,617	22,338	1,287,521	4,161,053	124,185
Class I	300,171	361,637	84,612	25,248	177,293	180,201
Reinvestment of distributions
Class A	—	8,325	—	—	2,845	—
Class I	—	38,180	—	—	71	—
Cost of shares redeemed
Class A	(508,049)	(124,810)	(31,592)	(1,693,310)	(3,035,683)	(201,311)
Class I	(631,332)	(538,058)	(254,963)	(14,304)	(148,120)	(107,742)
Change in net assets from
share transactions	(369,936)	(61,109)	(179,605)	(394,845)	1,157,459	(4,667)
Change in net assets	49,356	441,160	(191,999)	276,586	1,157,451	21,780
Net assets beginning of year	4,573,075	1,736,022	308,345	8,925,103	1,276,560	1,515,434
Net assets end of year	$4,622,431	$2,177,182	$116,346	$9,201,689	$2,434,011	$1,537,214

[1]Share transactions
Shares sold
Class A	29,635	10,963	2,100	49,739	4,161,053	5,823
Class I	18,573	21,243	8,519	943	177,295	8,328
Reinvestment of distributions
Class A	—	401	—	—	2,845	—
Class I	—	1,834	—	—	71	—
Shares redeemed
Class A	(32,416)	(7,259)	(3,057)	(66,370)	(3,035,683)	(9,672)
Class I	(37,139)	(30,360)	(25,544)	(534)	(148,121)	(4,761)
Change in shares
Class A	(2,781)	4,105	(957)	(16,631)	1,128,215	(3,849)
Class I	(18,566)	(7,283)	(17,025)	409	29,245	3,567

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding
Net Investment Income (Loss). The net investment income (loss) per share is calculated using the average shares method. Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

Portfolio Turnover. Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

Expense Ratios. The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued waivers.

Ratios. Ratios are annualized for periods less than one year.
See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Balanced Fund(a)(b)(c)
Class A
06/30/21		13.94	0.01	1.37	1.38	—		—	15.32	9.90	2,517,873	27	(d)	0.62	0.92	0.10
12/31/20		12.44	0.18	1.32	1.50	—		—	13.94	12.06	2,073,720	49	(d)	0.62	0.92	1.43
12/31/19		10.30	0.20	1.94	2.14	—		—	12.44	20.78	1,569,534	47	(d)	0.61	0.94	1.74
12/31/18		11.56	0.18	(0.73)	(0.55)	(0.07)		(0.64)	10.30	(4.89)	1,035,023	34	(d)	0.58	0.98	1.54
12/31/17	(e)	10.26	0.23	1.44	1.67	(0.15)		(0.22)	11.56	16.71	773,584	39	(d)	0.69	1.00	2.07
12/31/16		10.36	0.16	0.44	0.60	(0.00)	(f)	(0.70)	10.26	5.73	456,663	57	(d)	0.98	1.01	1.53

Class I
06/30/21		14.52	0.03	1.43	1.46	—		—	15.98	10.06	45,144	27	(d)	0.32	0.62	0.41
12/31/20		12.92	0.24	1.36	1.60	—		—	14.52	12.38	36,032	49	(d)	0.32	0.62	1.83
12/31/19		10.67	0.27	1.98	2.25	—		—	12.92	21.09	23,098	47	(d)	0.31	0.64	2.26
12/31/18		11.92	0.34	(0.86)	(0.52)	(0.09)		(0.64)	10.67	(4.56)	10,760	34	(d)	0.28	0.68	2.88
12/31/17	(e)(g)	10.56	0.26	1.50	1.76	(0.18)		(0.22)	11.92	17.03	1,014	39	(d)	0.47	0.77	2.30
12/31/16		10.65	0.19	0.44	0.63	(0.02)		(0.70)	10.56	5.87	489	57	(d)	0.78	0.81	1.73

JNL/American Funds Bond Fund of America Fund(b)(h)(h)
Class A
06/30/21	(i)	10.00	0.02	0.06	0.08	—		—	10.08	0.70	13,394	42		0.61	0.81	1.13

Class I
06/30/21	(i)	10.00	0.02	0.07	0.09	—		—	10.09	0.70	656	42		0.31	0.51	1.23

JNL/American Funds Capital Income Builder Fund(b)(j)
Class A
06/30/21		11.49	0.10	0.99	1.09	—		—	12.58	9.49	227,220	37	(k)	0.68	0.93	1.61
12/31/20		11.05	0.27	0.17	0.44	—		—	11.49	3.98	181,763	110	(k)	0.65	0.93	2.59
12/31/19		9.41	0.29	1.35	1.64	—		—	11.05	17.43	128,205	44	(k)	0.58	0.94	2.83
12/31/18	(l)	10.00	0.15	(0.74)	(0.59)	—		—	9.41	(5.90)	23,271	42	(k)	0.61	0.98	4.09

Class I
06/30/21		11.58	0.11	1.01	1.12	—		—	12.70	9.67	5,764	37	(k)	0.38	0.63	1.88
12/31/20		11.11	0.30	0.17	0.47	—		—	11.58	4.23	4,553	110	(k)	0.35	0.63	2.83
12/31/19		9.43	0.32	1.36	1.68	—		—	11.11	17.82	2,975	44	(k)	0.28	0.64	3.08
12/31/18	(l)	10.00	0.21	(0.78)	(0.57)	—		—	9.43	(5.70)	1,222	42	(k)	0.25	0.68	5.70

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Balanced Fund - Class A: June 30, 2021: 0.92%, 1.22%, (0.20%); December 31, 2020: 0.92%, 1.22%, 1.13%; December 31, 2019: 0.90%, 1.23%, 1.45%; December 31, 2018: 0.86%, 1.26%, 1.26%; December 31, 2017: 0.89%, 1.20%, 1.87%. JNL/American Funds Balanced Fund - Class I: June 30, 2021: 0.62%, 0.92%, 0.11%; December 31, 2020: 0.62%, 0.92%, 1.53%; December 31, 2019: 0.60%, 0.93%, 1.97%; December 31, 2018: 0.56%, 0.96%, 2.60%; December 31, 2017: 0.67%, 0.97%, 2.10%.

(d)

Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund, formerly known as JNL/Capital Guardian Global Balanced Fund was 79% and 18% in 2016 and for the period January 1, 2017 to April 23, 2017, respectively. Portfolio turnover excluding dollar rolls was 14% for the period January 1, 2017 to April 23, 2017. Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund’s Master Fund was 85%, 86%, 79%, 145% and 77% in 2017, 2018, 2019, 2020 and 2021 respectively.

(e)	Effective April 24, 2017, the JNL/American Funds Balanced Fund became a Feeder Fund. Prior to April 24, 2017, the Fund was a Sub-Advised Fund named JNL/Capital Guardian Global Balanced Fund.
(f)	Amount represents less than $0.005.
(g)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(h)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Bond Fund of America Fund - Class A: June 30, 2021: 1.01%, 1.21%, 0.73%. JNL/American Funds Bond Fund of America Fund - Class I: June 30, 2021: 0.71%, 0.91%, 0.83%.

(i)	The Fund commenced operations on April 26, 2021.
(j)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital Income Builder Fund - Class A: June 30, 2021: 0.95%, 1.20%, 1.34%; December 31, 2020: 1.00%, 1.28%, 2.24%; December 31, 2019: 1.11%, 1.47%, 2.30%; December 31, 2018: 1.15%, 1.52%, 3.55%. JNL/American Funds Capital Income Builder Fund - Class I: June 30, 2021: 0.65%, 0.90%, 1.61%; December 31, 2020: 0.70%, 0.98%, 2.48%; December 31, 2019: 0.81%, 1.17%, 2.55%; December 31, 2018: 0.79%, 1.22%, 5.16%.

(k)	Portfolio turnover including dollar roll transactions for JNL/American Funds Capital Income Builder Fund's Master Fund was 98%, 72%, 184% and 58% in 2018, 2019, 2020 and 2021 respectively.
(l)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Capital World Bond Fund(a)(b)(c)
Class A
06/30/21		12.39	0.03	(0.46)	(0.43)	—	—	11.96	(3.47)	505,887	35	(d)	0.57	1.00	0.52
12/31/20		11.31	0.10	0.98	1.08	—	—	12.39	9.55	505,412	88	(d)	0.56	1.00	0.88
12/31/19		10.52	0.14	0.65	0.79	—	—	11.31	7.51	496,660	110	(d)	0.53	1.02	1.27
12/31/18		10.76	0.19	(0.37)	(0.18)	(0.06)	—	10.52	(1.62)	500,836	78	(d)	0.53	1.05	1.77
12/31/17		10.13	0.01	0.65	0.66	(0.03)	—	10.76	6.56	519,871	74	(d)	0.53	1.05	0.05
12/31/16		9.90	0.02	0.21	0.23	—	—	10.13	2.32	471,248	70	(d)	0.55	1.05	0.23

Class I
06/30/21		12.57	0.06	(0.48)	(0.42)	—	—	12.15	(3.34)	4,636	35	(d)	0.27	0.70	0.92
12/31/20		11.44	0.16	0.97	1.13	—	—	12.57	9.88	3,664	88	(d)	0.26	0.70	1.37
12/31/19		10.61	0.21	0.62	0.83	—	—	11.44	7.82	2,381	110	(d)	0.23	0.72	1.84
12/31/18		10.85	0.32	(0.47)	(0.15)	(0.09)	—	10.61	(1.39)	1,313	78	(d)	0.23	0.75	3.01
12/31/17	(e)	10.21	0.05	0.65	0.70	(0.06)	—	10.85	6.81	355	74	(d)	0.30	0.82	0.49
12/31/16		9.95	0.04	0.22	0.26	—	—	10.21	2.61	161	70	(d)	0.35	0.85	0.42

JNL/American Funds Global Growth Fund(a)(b)(f)
Class A
06/30/21		22.70	0.00	2.60	2.60	—	—	25.30	11.45	905,398	11		0.55	1.05	0.03
12/31/20		17.45	0.02	5.23	5.25	—	—	22.70	30.09	751,772	17		0.56	1.06	0.09
12/31/19		12.93	0.16	4.36	4.52	—	—	17.45	34.96	454,045	14		0.54	1.07	1.05
12/31/18		14.59	0.09	(1.44)	(1.35)	(0.04)	(0.27)	12.93	(9.31)	222,402	25		0.50	1.10	0.59
12/31/17		11.74	0.07	3.56	3.63	(0.09)	(0.69)	14.59	31.19	169,233	31		0.52	1.12	0.52
12/31/16		11.70	0.07	(0.03)	0.04	—	—	11.74	0.34	92,028	27		0.52	1.12	0.65

Class I
06/30/21		22.90	0.04	2.62	2.66	—	—	25.56	11.62	23,077	11		0.25	0.75	0.36
12/31/20		17.56	0.08	5.26	5.34	—	—	22.90	30.41	15,648	17		0.26	0.76	0.44
12/31/19		12.97	0.24	4.35	4.59	—	—	17.56	35.39	7,327	14		0.24	0.77	1.52
12/31/18		14.61	0.20	(1.51)	(1.31)	(0.06)	(0.27)	12.97	(9.03)	2,867	25		0.20	0.80	1.40
12/31/17	(g)	13.93	0.30	0.38	0.68	—	—	14.61	4.88	257	31		0.25	0.85	7.78

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital World Bond Fund - Class A: June 30, 2021: 1.16%, 1.59%, (0.07%); December 31, 2020: 1.08%, 1.52%, 0.36%; December 31, 2019: 1.11%, 1.60%, 0.69%; December 31, 2018: 1.10%, 1.62%, 1.20%; December 31, 2017: 1.09%, 1.61%, (0.51%); December 31, 2016: 1.12%, 1.62%, (0.34%). JNL/American Funds Capital World Bond Fund - Class I: June 30, 2021: 0.86%, 1.29%, 0.33%; December 31, 2020: 0.78%, 1.22%, 0.85%; December 31, 2019: 0.81%, 1.30%, 1.26%; December 31, 2018: 0.80%, 1.32%, 2.44%; December 31, 2017: 0.86%, 1.38%, (0.07%); December 31, 2016: 0.92%, 1.42%, (0.15%).

(d)

Portfolio turnover including dollar roll transactions for JNL/American Funds Capital World Bond Fund's Master Fund was 154%, 105%, 125%, 159%, 145% and 46% in 2016, 2017, 2018, 2019 2020 and 2021, respectively.

(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(f)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Growth Fund - Class A: June 30, 2021: 1.10%, 1.60%, (0.52%); December 31, 2020: 1.12%, 1.62%, (0.47%); December 31, 2019: 1.10%, 1.63%, 0.49%; December 31, 2018: 1.05%, 1.65%, 0.04%; December 31, 2017: 1.07%, 1.67%, (0.03%); December 31, 2016: 1.08%, 1.68%, 0.09%. JNL/American Funds Global Growth Fund - Class I: June 30, 2021: 0.80%, 1.30%, (0.19%); December 31, 2020: 0.82%, 1.32%, (0.12%); December 31, 2019: 0.80%, 1.33%, 0.96%; December 31, 2018: 0.75%, 1.35%, 0.85%; December 31, 2017: 0.80%, 1.40%, 7.23%.

(g)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Global Small Capitalization Fund(a)(b)(c)
Class A
06/30/21		21.48	0.44	1.83	2.27	—	—	23.75	10.57	959,475	17	0.55	1.05	3.88
12/31/20		16.61	(0.06)	4.93	4.87	—	—	21.48	29.32	881,265	38	0.55	1.05	(0.35)
12/31/19		12.67	(0.02)	3.96	3.94	—	—	16.61	31.10	752,787	50	0.55	1.07	(0.16)
12/31/18		14.31	(0.03)	(1.50)	(1.53)	(0.02)	(0.09)	12.67	(10.77)	618,162	43	0.55	1.10	(0.21)
12/31/17		13.30	0.02	3.25	3.27	(0.03)	(2.23)	14.31	25.52	681,782	33	0.55	1.10	0.13
12/31/16		13.07	0.00	0.23	0.23	—	—	13.30	1.76	494,981	40	0.55	1.10	(0.04)

Class I
06/30/21		21.92	0.55	1.80	2.35	—	—	24.27	10.72	11,785	17	0.25	0.75	4.74
12/31/20		16.89	(0.01)	5.04	5.03	—	—	21.92	29.78	7,815	38	0.25	0.75	(0.06)
12/31/19		12.85	0.03	4.01	4.04	—	—	16.89	31.44	5,022	50	0.25	0.77	0.19
12/31/18		14.48	0.04	(1.55)	(1.51)	(0.03)	(0.09)	12.85	(10.48)	2,689	43	0.25	0.80	0.30
12/31/17	(d)	13.43	0.09	3.24	3.33	(0.05)	(2.23)	14.48	25.78	379	33	0.31	0.86	0.61
12/31/16		13.17	0.02	0.24	0.26	—	—	13.43	1.97	103	40	0.35	0.90	0.16

JNL/American Funds Growth Fund(a)(b)(e)
Class A
06/30/21		42.16	(0.07)	5.43	5.36	—	—	47.52	12.71	3,835,231	5	0.56	1.01	(0.30)
12/31/20		27.81	0.01	14.34	14.35	—	—	42.16	51.60	3,076,624	32	0.58	1.03	0.04
12/31/19		21.34	0.13	6.34	6.47	—	—	27.81	30.32	1,195,026	21	0.60	1.08	0.53
12/31/18		21.47	0.06	(0.19)	(0.13)	—	—	21.34	(0.61)	558,674	35	0.60	1.15	0.25
12/31/17		16.79	0.04	4.64	4.68	—	—	21.47	27.87	373,976	24	0.62	1.17	0.19
12/31/16		15.40	0.08	1.31	1.39	—	—	16.79	9.03	232,521	26	0.62	1.17	0.48

Class I
06/30/21		42.60	0.00	5.48	5.48	—	—	48.08	12.86	66,731	5	0.26	0.71	0.00
12/31/20		28.02	0.11	14.47	14.58	—	—	42.60	52.03	51,111	32	0.28	0.73	0.34
12/31/19		21.43	0.21	6.38	6.59	—	—	28.02	30.75	20,257	21	0.30	0.78	0.85
12/31/18		21.50	0.22	(0.29)	(0.07)	—	—	21.43	(0.33)	9,468	35	0.30	0.85	0.93
12/31/17	(f)	20.09	0.35	1.06	1.41	—	—	21.50	7.02	474	24	0.35	0.90	6.17

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Small Capitalization Fund - Class A: June 30, 2021: 1.29%, 1.79%, 3.14%; December 31, 2020: 1.30%, 1.80%, (1.10%); December 31, 2019: 1.30%, 1.82%, (0.91%); December 31, 2018: 1.28%, 1.83%, (0.94%); December 31, 2017: 1.28%, 1.83%, (0.60%); December 31, 2016: 1.29%, 1.84%, (0.78%). JNL/American Funds Global Small Capitalization Fund - Class I: June 30, 2021: 0.99%, 1.49%, 4.00%; December 31, 2020: 1.00%, 1.50%, (0.81%); December 31, 2019: 1.00%, 1.52%, (0.56%); December 31, 2018: 0.98%, 1.53%, (0.43%); December 31, 2017: 1.04%, 1.59%, (0.12%); December 31, 2016: 1.09%, 1.64%, (0.58%).

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth Fund - Class A: June 30, 2021: 0.91%, 1.36%, (0.65%); December 31, 2020: 0.93%, 1.38%, (0.31%); December 31, 2019: 0.95%, 1.43%, 0.18%; December 31, 2018: 0.94%, 1.49%, (0.09%); December 31, 2017: 0.97%, 1.52%, (0.16%); December 31, 2016: 0.97%, 1.52%, 0.13%. JNL/American Funds Growth Fund - Class I: June 30, 2021: 0.61%, 1.06%, (0.35%); December 31, 2020: 0.63%, 1.08%, (0.01%); December 31, 2019: 0.65%, 1.13%, 0.50%; December 31, 2018: 0.64%, 1.19%, 0.59%; December 31, 2017: 0.70%, 1.25%, 5.82%.

(f)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Growth-Income Fund(a)(b)(c)
Class A
06/30/21		30.91	0.04	4.27	4.31	—	—	35.22	13.94	9,643,279	14	0.64	0.94	0.21
12/31/20		27.33	0.26	3.32	3.58	—	—	30.91	13.10	8,561,939	33	0.64	0.94	0.98
12/31/19		21.75	0.32	5.26	5.58	—	—	27.33	25.66	7,777,472	27	0.64	0.96	1.30
12/31/18		22.23	0.25	(0.73)	(0.48)	—	—	21.75	(2.16)	6,115,179	39	0.64	0.99	1.07
12/31/17		18.24	0.22	3.77	3.99	—	—	22.23	21.88	5,850,613	27	0.65	1.00	1.10
12/31/16		16.42	0.20	1.62	1.82	—	—	18.24	11.08	4,038,917	27	0.67	1.02	1.20

Class I
06/30/21		31.53	0.09	4.36	4.45	—	—	35.98	14.11	106,317	14	0.34	0.64	0.54
12/31/20		27.79	0.40	3.34	3.74	—	—	31.53	13.46	87,382	33	0.34	0.64	1.44
12/31/19		22.05	0.47	5.27	5.74	—	—	27.79	26.03	54,642	27	0.34	0.66	1.87
12/31/18		22.47	0.64	(1.06)	(0.42)	—	—	22.05	(1.87)	25,291	39	0.34	0.69	2.69
12/31/17	(d)	18.39	0.50	3.58	4.08	—	—	22.47	22.19	1,528	27	0.41	0.76	2.41
12/31/16		16.53	0.22	1.64	1.86	—	—	18.39	11.25	408	27	0.47	0.82	1.29

JNL/American Funds International Fund(a)(b)(e)
Class A
06/30/21		17.59	(0.05)	0.82	0.77	—	—	18.36	4.38	1,957,623	27	0.63	1.13	(0.51)
12/31/20		15.49	0.04	2.06	2.10	—	—	17.59	13.56	1,937,861	40	0.63	1.13	0.26
12/31/19		12.65	0.15	2.69	2.84	—	—	15.49	22.45	1,932,025	32	0.63	1.15	1.03
12/31/18		14.92	0.19	(2.20)	(2.01)	(0.13)	(0.13)	12.65	(13.53)	1,726,176	29	0.63	1.18	1.28
12/31/17		11.98	0.15	3.60	3.75	(0.09)	(0.72)	14.92	31.63	2,022,884	29	0.63	1.18	1.07
12/31/16		11.62	0.13	0.23	0.36	—	—	11.98	3.10	1,099,688	31	0.65	1.20	1.09

Class I
06/30/21		17.91	(0.02)	0.83	0.81	—	—	18.72	4.52	16,946	27	0.33	0.83	(0.21)
12/31/20		15.72	0.10	2.09	2.19	—	—	17.91	13.93	14,166	40	0.33	0.83	0.65
12/31/19		12.80	0.22	2.70	2.92	—	—	15.72	22.81	10,433	32	0.33	0.85	1.51
12/31/18		15.07	0.41	(2.40)	(1.99)	(0.15)	(0.13)	12.80	(13.22)	6,929	29	0.33	0.88	2.88
12/31/17	(d)	12.08	0.22	3.60	3.82	(0.11)	(0.72)	15.07	31.94	715	29	0.40	0.95	1.56
12/31/16		11.69	0.15	0.24	0.39	—	—	12.08	3.34	318	31	0.45	1.00	1.25

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth-Income Fund - Class A: June 30, 2021: 0.93%, 1.23%, (0.08%); December 31, 2020: 0.93%, 1.23%, 0.69%; December 31, 2019: 0.93%, 1.25%, 1.01%; December 31, 2018: 0.92%, 1.27%, 0.79%; December 31, 2017: 0.93%, 1.28%, 0.82%; December 31, 2016: 0.96%, 1.31%, 0.91%. JNL/American Funds Growth-Income Fund - Class I: June 30, 2021: 0.63%, 0.93%, 0.25%; December 31, 2020: 0.63%, 0.93%, 1.15%; December 31, 2019: 0.63%, 0.95%, 1.58%; December 31, 2018: 0.62%, 0.97%, 2.41%; December 31, 2017: 0.69%, 1.04%, 2.13%; December 31, 2016: 0.76%, 1.11%, 1.00%.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds International Fund - Class A: June 30, 2021: 1.18%, 1.68%, (1.06%); December 31, 2020: 1.18%, 1.68%, (0.29%); December 31, 2019: 1.17%, 1.69%, 0.49%; December 31, 2018: 1.16%, 1.71%, 0.75%; December 31, 2017: 1.16%, 1.71%, 0.54%; December 31, 2016: 1.19%, 1.74%, 0.55%. JNL/American Funds International Fund - Class I: June 30, 2021: 0.88%, 1.38%, (0.76%); December 31, 2020: 0.88%, 1.38%, 0.10%; December 31, 2019: 0.87%, 1.39%, 0.97%; December 31, 2018: 0.86%, 1.41%, 2.35%; December 31, 2017: 0.93%, 1.48%, 1.03%; December 31, 2016: 0.99%, 1.54%, 0.71%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds New World Fund(a)(b)(c)
Class A
06/30/21		17.72	(0.01)	1.75	1.74	—	—	19.46	9.82	1,819,127	25	0.68	1.33	(0.14)
12/31/20		14.40	(0.06)	3.38	3.32	—	—	17.72	23.06	1,646,066	70	0.68	1.34	(0.43)
12/31/19		11.19	0.07	3.14	3.21	—	—	14.40	28.69	1,468,591	38	0.64	1.36	0.55
12/31/18		13.16	0.06	(1.95)	(1.89)	(0.07)	(0.01)	11.19	(14.41)	1,209,431	58	0.64	1.39	0.48
12/31/17		10.24	0.08	2.88	2.96	(0.04)	—	13.16	28.89	1,408,340	56	0.65	1.40	0.64
12/31/16		9.76	0.04	0.44	0.48	—	—	10.24	4.92	904,033	32	0.65	1.40	0.44

Class I
06/30/21		18.01	0.02	1.78	1.80	—	—	19.81	9.99	29,524	25	0.38	1.03	0.21
12/31/20		14.59	(0.02)	3.44	3.42	—	—	18.01	23.44	21,146	70	0.38	1.04	(0.12)
12/31/19		11.31	0.14	3.14	3.28	—	—	14.59	29.00	12,999	38	0.34	1.06	1.03
12/31/18		13.28	0.18	(2.05)	(1.87)	(0.09)	(0.01)	11.31	(14.10)	6,532	58	0.34	1.09	1.49
12/31/17	(d)	10.32	0.15	2.86	3.01	(0.05)	—	13.28	29.23	612	56	0.41	1.16	1.22
12/31/16		9.82	0.06	0.44	0.50	—	—	10.32	5.09	197	32	0.45	1.20	0.55

JNL/American Funds Washington Mutual Investors Fund(a)(b)(e)(f)
Class A
06/30/21		26.40	0.03	3.88	3.91	—	—	30.31	14.81	3,702,772	75	0.61	0.96	0.18
12/31/20		24.35	0.32	1.73	2.05	—	—	26.40	8.42	3,305,413	40	0.59	0.97	1.38
12/31/19		20.13	0.37	3.85	4.22	—	—	24.35	20.96	3,286,576	37	0.59	0.98	1.66
12/31/18		22.12	0.34	(2.33)	(1.99)	—	—	20.13	(9.00)	2,919,769	49	0.58	1.01	1.54
12/31/17		18.97	0.34	2.81	3.15	—	—	22.12	16.61	3,449,917	34	0.59	1.02	1.67
12/31/16		16.03	0.33	2.61	2.94	—	—	18.97	18.34	2,907,733	30	0.59	1.02	1.90

Class I
06/30/21		26.93	0.08	3.95	4.03	—	—	30.96	14.96	31,500	75	0.31	0.66	0.52
12/31/20		24.77	0.46	1.70	2.16	—	—	26.93	8.72	23,182	40	0.29	0.67	1.96
12/31/19		20.41	0.57	3.79	4.36	—	—	24.77	21.36	14,963	37	0.29	0.68	2.53
12/31/18		22.36	0.80	(2.75)	(1.95)	—	—	20.41	(8.72)	6,282	49	0.28	0.71	3.58
12/31/17	(d)	19.13	0.44	2.79	3.23	—	—	22.36	16.88	555	34	0.36	0.79	2.17
12/31/16		16.13	0.39	2.61	3.00	—	—	19.13	18.60	334	30	0.39	0.82	2.23

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds New World Fund - Class A: June 30, 2021: 1.24%, 1.89%, (0.70%); December 31, 2020: 1.32%, 1.98%, (1.07%); December 31, 2019: 1.40%, 2.12%, (0.21%); December 31, 2018: 1.41%, 2.16%, (0.29%); December 31, 2017: 1.42%, 2.17%, (0.13%); December 31, 2016: 1.43%, 2.18%, (0.34%). JNL/American Funds New World Fund - Class I: June 30, 2021: 0.94%, 1.59%, (0.35%); December 31, 2020: 1.02%, 1.68%, (0.76%); December 31, 2019: 1.10%, 1.82%, 0.27%; December 31, 2018: 1.11%, 1.86%, 0.72%; December 31, 2017: 1.18%, 1.93%, 0.45%; December 31, 2016: 1.23%, 1.98%, (0.23%).

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds® Washington Mutual Investors Fund - Class A: June 30, 2021: 1.03%, 1.38%, (0.24%); December 31, 2020: 1.02%, 1.40%, 0.95%; December 31, 2019: 1.01%, 1.40%, 1.24%; December 31, 2018: 0.99%, 1.42%, 1.13%; December 31, 2017: 1.00%, 1.43%, 1.26%; December 31, 2016: 1.00%, 1.43%, 1.49%. JNL/American Funds® Washington Mutual Investors Fund - Class I: June 30, 2021: 0.73%, 1.08%, 0.10%; December 31, 2020: 0.72%, 1.10%, 1.53%; December 31, 2019: 0.71%, 1.10%, 2.11%; December 31, 2018: 0.69%, 1.12%, 3.17%; December 31, 2017: 0.77%, 1.20%, 1.76%; December 31, 2016: 0.80%, 1.23%, 1.82%.

(f)	Effective April 26, 2021, JNL/American Funds Blue Chip Income & Growth Fund name was changed to JNL/American Funds Washington Mutual Investors Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Mellon Bond Index Fund(a)(b)(c)(d)
Class A
06/30/21		12.91	0.03	(0.27)	(0.24)	—	—	12.67	(1.86)	1,333,799	98	(e)	0.53		0.56		0.50
12/31/20		12.06	0.20	0.65	0.85	—	—	12.91	7.05	1,158,877	81	(e)	0.56		0.56		1.58
12/31/19		11.43	0.27	0.64	0.91	(0.28)	—	12.06	7.93	942,401	62	(e)	0.56		0.56		2.24
12/31/18		11.75	0.25	(0.32)	(0.07)	(0.25)	—	11.43	(0.57)	850,576	83	(e)	0.57		0.57		2.21
12/31/17		11.63	0.22	0.13	0.35	(0.23)	—	11.75	3.02	892,847	46	(e)	0.57		0.57		1.88
12/31/16		11.50	0.21	0.01	0.22	(0.09)	—	11.63	1.92	1,136,243	77	(e)	0.57		0.57		1.78

Class I
06/30/21		13.44	0.10	(0.31)	(0.21)	—	—	13.23	(1.56)	23,189	98	(e)	0.26		0.26		1.48
12/31/20		12.53	0.25	0.66	0.91	—	—	13.44	7.26	264,938	81	(e)	0.26		0.26		1.90
12/31/19		11.85	0.32	0.67	0.99	(0.31)	—	12.53	8.37	267,955	62	(e)	0.26		0.26		2.54
12/31/18		12.17	0.30	(0.34)	(0.04)	(0.28)	—	11.85	(0.28)	231,758	83	(e)	0.27		0.27		2.51
12/31/17	(f)	12.03	0.27	0.12	0.39	(0.25)	—	12.17	3.28	307,567	46	(e)	0.28		0.28		2.24
12/31/16		11.88	0.24	0.01	0.25	(0.10)	—	12.03	2.10	1,407	77	(e)	0.37		0.37		1.98

JNL/Mellon Emerging Markets Index Fund(a)(c)(d)(g)
Class A
06/30/21		12.84	0.02	0.84	0.86	—	—	13.70	6.70	1,178,345	15		0.67		0.72		0.36
12/31/20		11.30	0.14	1.78	1.92	(0.38)	—	12.84	17.10	1,128,963	11		0.74		0.74		1.35
12/31/19		9.79	0.22	1.52	1.74	(0.23)	—	11.30	17.89	1,169,784	12		0.73		0.73		2.09
12/31/18		11.78	0.21	(2.01)	(1.80)	(0.19)	—	9.79	(15.24)	1,085,666	13		0.74		0.74		1.84
12/31/17		8.73	0.16	2.99	3.15	(0.10)	—	11.78	36.11	1,359,166	33		0.72	(h)	0.74	(h)	1.57
12/31/16		8.06	0.15	0.67	0.82	(0.15)	—	8.73	10.09	958,527	11		0.75		0.76		1.70

Class I
06/30/21		12.92	0.05	0.84	0.89	—	—	13.81	6.89	17,189	15		0.32		0.42		0.71
12/31/20		11.36	0.17	1.81	1.98	(0.42)	—	12.92	17.55	14,781	11		0.40		0.44		1.59
12/31/19		9.85	0.25	1.52	1.77	(0.26)	—	11.36	18.20	8,648	12		0.43		0.43		2.37
12/31/18		11.85	0.29	(2.07)	(1.78)	(0.22)	—	9.85	(15.00)	4,538	13		0.44		0.44		2.48
12/31/17	(f)	8.76	0.06	3.14	3.20	(0.11)	—	11.85	36.59	39,436	33		0.44	(h)	0.44	(h)	0.54
12/31/16		8.09	0.16	0.68	0.84	(0.17)	—	8.76	10.25	57	11		0.55		0.56		1.78

JNL/Mellon International Index Fund(a)(c)(d)(i)
Class A
06/30/21		14.23	0.07	1.11	1.18	—	—	15.41	8.29	2,614,954	5		0.57		0.62		0.95
12/31/20		13.80	0.23	0.82	1.05	(0.47)	(0.15)	14.23	7.70	1,453,177	3		0.63		0.63		1.78
12/31/19		11.95	0.36	2.15	2.51	(0.37)	(0.29)	13.80	21.21	1,514,294	4		0.63		0.63		2.69
12/31/18		15.59	0.38	(2.49)	(2.11)	(0.51)	(1.02)	11.95	(13.91)	1,356,826	2		0.63		0.63		2.57
12/31/17		12.82	0.34	2.85	3.19	(0.42)	—	15.59	25.03	1,703,844	10		0.63		0.63		2.39
12/31/16		12.75	0.34	(0.24)	0.10	(0.03)	—	12.82	0.80	2,257,948	7		0.63		0.63		2.69

Class I
06/30/21		14.92	0.19	1.07	1.26	—	—	16.18	8.44	49,901	5		0.32		0.33		2.52
12/31/20		14.44	0.28	0.86	1.14	(0.51)	(0.15)	14.92	8.02	280,274	3		0.33		0.33		2.08
12/31/19		12.48	0.40	2.26	2.66	(0.41)	(0.29)	14.44	21.57	290,707	4		0.33		0.33		2.88
12/31/18		16.21	0.45	(2.61)	(2.16)	(0.55)	(1.02)	12.48	(13.66)	223,912	2		0.33		0.33		2.90
12/31/17	(f)	13.30	0.27	3.10	3.37	(0.46)	—	16.21	25.45	397,977	10		0.34		0.34		1.68
12/31/16		13.21	0.37	(0.25)	0.12	(0.03)	—	13.30	0.94	1,515	7		0.43		0.43		2.89

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Bond Index Fund - Class A: June 30, 2021: 0.57%, 0.60%, 0.46%. JNL/Mellon Bond Index Fund - Class I: June 30, 2021: 0.30%, 0.30%, 1.44%.

(c)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(d)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(e)	Portfolio turnover including dollar roll transactions for JNL/Mellon Bond Index Fund was 128%, 118%, 121%, 107%, 140% and 36.75% in 2016, 2017, 2018, 2019, 2020 and 2021 respectively.
(f)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(g)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Emerging Markets Index Fund - Class A: June 30, 2021: 0.74%, 0.76%, 0.29%. JNL/Mellon Emerging Markets Index Fund - Class I: June 30, 2021: 0.39%, 0.49%, 0.65% .

(h)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(i)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon International Index Fund - Class A: June 30, 2021: 0.62%, 0.66%, 0.90%. JNL/Mellon International Index Fund - Class I: June 30, 2021: 0.37%, 0.38%, 2.47%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon S&P 400 MidCap Index Fund(a)(b)(c)
Class A
06/30/21		25.40	0.03	4.35	4.38	—	—	29.78	17.24	3,702,273	10	0.52	0.55	0.18
12/31/20		22.48	0.21	2.71	2.92	—	—	25.40	12.99	3,147,797	27	0.56	0.56	1.02
12/31/19		17.90	0.22	4.36	4.58	—	—	22.48	25.59	2,906,819	18	0.56	0.56	1.08
12/31/18		21.66	0.22	(2.62)	(2.40)	(0.19)	(1.17)	17.90	(11.60)	2,427,722	16	0.56	0.56	1.02
12/31/17		20.30	0.20	2.84	3.04	(0.21)	(1.47)	21.66	15.67	2,863,729	20	0.56	0.56	0.93
12/31/16		17.01	0.22	3.19	3.41	(0.03)	(0.09)	20.30	20.12	2,625,491	33	0.57	0.57	1.23

Class I
06/30/21		26.08	0.11	4.44	4.55	—	—	30.63	17.45	63,886	10	0.25	0.26	0.78
12/31/20		23.01	0.28	2.79	3.07	—	—	26.08	13.34	299,838	27	0.26	0.26	1.32
12/31/19		18.28	0.29	4.44	4.73	—	—	23.01	25.88	301,617	18	0.26	0.26	1.39
12/31/18		22.06	0.29	(2.66)	(2.37)	(0.24)	(1.17)	18.28	(11.27)	215,905	16	0.26	0.26	1.31
12/31/17	(d)	20.64	0.32	2.81	3.13	(0.24)	(1.47)	22.06	15.88	286,558	20	0.27	0.27	1.50
12/31/16		17.27	0.26	3.24	3.50	(0.04)	(0.09)	20.64	20.34	1,722	33	0.37	0.37	1.43

JNL/Mellon Small Cap Index Fund(a)(c)(e)(f)
Class A
06/30/21		21.63	0.03	5.00	5.03	—	—	26.66	23.25	2,987,840	18	0.53	0.56	0.22
12/31/20		19.52	0.15	1.96	2.11	—	—	21.63	10.81	2,384,433	26	0.57	0.57	0.90
12/31/19		15.97	0.17	3.38	3.55	—	—	19.52	22.23	2,312,325	29	0.57	0.57	0.96
12/31/18		19.71	0.18	(1.70)	(1.52)	(0.18)	(2.04)	15.97	(8.92)	1,948,239	34	0.56	0.56	0.88
12/31/17		18.40	0.17	2.11	2.28	(0.16)	(0.81)	19.71	12.83	2,097,611	22	0.56	0.56	0.91
12/31/16		14.70	0.16	3.63	3.79	(0.08)	(0.01)	18.40	25.87	2,319,235	22	0.57	0.57	1.01

Class I
06/30/21		22.21	0.11	5.10	5.21	—	—	27.42	23.46	57,684	18	0.26	0.27	0.83
12/31/20		19.98	0.21	2.02	2.23	—	—	22.21	11.16	293,522	26	0.27	0.27	1.20
12/31/19		16.30	0.23	3.45	3.68	—	—	19.98	22.58	298,749	29	0.27	0.27	1.27
12/31/18		20.06	0.24	(1.73)	(1.49)	(0.23)	(2.04)	16.30	(8.66)	210,564	34	0.26	0.26	1.17
12/31/17	(d)	18.70	0.29	2.07	2.36	(0.19)	(0.81)	20.06	13.08	257,901	22	0.27	0.27	1.49
12/31/16		14.92	0.19	3.69	3.88	(0.09)	(0.01)	18.70	26.13	1,690	22	0.37	0.37	1.21

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon S&P 400 MidCap Index Fund - Class A: June 30, 2021: 0.57%, 0.59%, 0.13%. JNL/Mellon S&P 400 MidCap Index Fun - Class I: June 30, 2021: 0.30%, 0.31%, 0.73%.

(c)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Small Cap Index Fund - Class A: June 30, 2021: 0.57%, 0.60%, 0.18%. JNL/Mellon Small Cap Index Fund - Class I: June 30, 2021:0.30%, 0.31%, 0.79%.

(f)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Aggressive Growth Allocation Fund(a)
Class A
06/30/21		17.06	(0.04)	2.25	2.21	—	—	19.27	12.95	1,782,525	6		0.45	0.45	(0.45)
12/31/20		14.66	0.06	2.34	2.40	—	—	17.06	16.37	1,635,883	18		0.45	0.45	0.42
12/31/19		11.63	0.02	3.01	3.03	—	—	14.66	26.05	1,518,439	17		0.45	0.45	0.12
12/31/18		12.99	0.05	(1.41)	(1.36)	—	—	11.63	(10.47)	1,332,619	40		0.45	0.45	0.41
12/31/17		10.70	0.05	2.24	2.29	—	—	12.99	21.40	1,525,405	172	(b)	0.26	0.26	0.45
12/31/16		9.90	0.06	0.74	0.80	—	—	10.70	8.08	884,110	38		0.16	0.16	0.56

Class I
06/30/21		17.23	(0.01)	2.26	2.25	—	—	19.48	13.06	13,776	6		0.15	0.15	(0.15)
12/31/20		14.76	0.12	2.35	2.47	—	—	17.23	16.73	11,031	18		0.15	0.15	0.83
12/31/19		11.68	0.07	3.01	3.08	—	—	14.76	26.37	8,400	17		0.15	0.15	0.50
12/31/18		13.00	0.13	(1.45)	(1.32)	—	—	11.68	(10.15)	3,943	40		0.15	0.15	1.05
12/31/17	(c)	12.40	(0.01)	0.61	0.60	—	—	13.00	4.84	266	172	(b)	0.15	0.15	(0.15)

JNL Conservative Allocation Fund(a)
Class A
06/30/21		13.88	(0.03)	0.44	0.41	—	—	14.29	2.95	754,224	13		0.47	0.47	(0.47)
12/31/20		12.91	(0.05)	1.02	0.97	—	—	13.88	7.51	795,519	48		0.48	0.48	(0.39)
12/31/19		11.48	0.12	1.31	1.43	—	—	12.91	12.46	461,856	32		0.48	0.49	0.99
12/31/18		11.85	0.16	(0.53)	(0.37)	—	—	11.48	(3.12)	345,579	35		0.50	0.50	1.40
12/31/17		10.98	0.12	0.75	0.87	—	—	11.85	7.92	257,444	167	(d)	0.34	0.34	1.03
12/31/16		10.51	0.10	0.37	0.47	—	—	10.98	4.47	149,066	50		0.22	0.22	0.96

Class I
06/30/21		14.01	(0.01)	0.45	0.44	—	—	14.45	3.14	6,710	13		0.17	0.17	(0.17)
12/31/20		12.99	(0.01)	1.03	1.02	—	—	14.01	7.85	6,096	48		0.18	0.18	(0.09)
12/31/19		11.52	0.21	1.26	1.47	—	—	12.99	12.76	3,212	32		0.18	0.19	1.71
12/31/18		11.86	0.31	(0.65)	(0.34)	—	—	11.52	(2.87)	431	35		0.19	0.20	2.65
12/31/17	(c)	11.69	(0.01)	0.18	0.17	—	—	11.86	1.45	7	167	(d)	0.20	0.20	(0.20)

JNL Growth Allocation Fund(a)
Class A
06/30/21		17.59	(0.04)	1.96	1.92	—	—	19.51	10.92	2,680,259	5		0.44	0.44	(0.44)
12/31/20		15.25	0.04	2.30	2.34	—	—	17.59	15.34	2,505,592	22		0.45	0.45	0.28
12/31/19		12.33	0.03	2.89	2.92	—	—	15.25	23.68	2,416,794	13		0.44	0.44	0.23
12/31/18		13.56	0.07	(1.30)	(1.23)	—	—	12.33	(9.07)	2,147,880	34		0.44	0.44	0.51
12/31/17		11.43	0.08	2.05	2.13	—	—	13.56	18.64	2,511,790	156	(e)	0.24	0.24	0.64
12/31/16		10.63	0.07	0.73	0.80	—	—	11.43	7.53	1,844,865	41		0.15	0.15	0.63

Class I
06/30/21		17.76	(0.01)	1.99	1.98	—	—	19.74	11.15	15,734	5		0.14	0.14	(0.14)
12/31/20		15.35	0.10	2.31	2.41	—	—	17.76	15.70	14,620	22		0.15	0.15	0.65
12/31/19		12.38	0.08	2.89	2.97	—	—	15.35	23.99	11,688	13		0.14	0.14	0.57
12/31/18		13.58	0.19	(1.39)	(1.20)	—	—	12.38	(8.84)	5,905	34		0.14	0.14	1.38
12/31/17	(c)	13.02	(0.01)	0.57	0.56	—	—	13.58	4.30	622	156	(e)	0.15	0.15	(0.15)

(a)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(b)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Aggressive Growth Allocation Fund: 51%.

(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Conservative Allocation Fund: 47%.

(e)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Growth Allocation Fund: 49%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Moderate Allocation Fund(a)
Class A
06/30/21		16.09	(0.04)	0.98	0.94	—	—	17.03	5.84	2,814,913	4		0.44	0.44	(0.44)
12/31/20		14.47	(0.01)	1.63	1.62	—	—	16.09	11.20	2,744,458	27		0.45	0.45	(0.04)
12/31/19		12.51	0.10	1.86	1.96	—	—	14.47	15.67	611,892	22		0.48	0.48	0.74
12/31/18		13.16	0.13	(0.78)	(0.65)	—	—	12.51	(4.94)	492,913	31		0.49	0.50	0.99
12/31/17		11.91	0.12	1.13	1.25	—	—	13.16	10.50	480,115	137	(b)	0.31	0.31	0.95
12/31/16		11.32	0.09	0.50	0.59	—	—	11.91	5.21	447,357	42		0.22	0.22	0.82

Class I
06/30/21		16.25	(0.01)	0.99	0.98	—	—	17.23	6.03	16,241	4		0.14	0.14	(0.14)
12/31/20		14.56	0.04	1.65	1.69	—	—	16.25	11.61	13,677	27		0.15	0.15	0.27
12/31/19		12.55	0.22	1.79	2.01	—	—	14.56	16.02	5,976	22		0.18	0.18	1.59
12/31/18		13.17	0.25	(0.87)	(0.62)	—	—	12.55	(4.71)	2,621	31		0.19	0.20	1.94
12/31/17	(c)	12.88	(0.01)	0.30	0.29	—	—	13.17	2.25	552	137	(b)	0.25	0.25	(0.25)

JNL Moderate Growth Allocation Fund(a)
Class A
06/30/21		17.25	(0.04)	1.40	1.36	—	—	18.61	7.88	5,209,492	3		0.44	0.44	(0.44)
12/31/20		15.30	0.02	1.93	1.95	—	—	17.25	12.75	5,015,320	30		0.44	0.44	0.16
12/31/19		12.80	0.06	2.44	2.50	—	—	15.30	19.53	2,368,779	17		0.44	0.44	0.45
12/31/18		13.71	0.11	(1.02)	(0.91)	—	—	12.80	(6.64)	2,159,584	29		0.44	0.44	0.79
12/31/17		11.97	0.09	1.65	1.74	—	—	13.71	14.54	2,483,124	168	(d)	0.26	0.26	0.66
12/31/16		11.16	0.08	0.73	0.81	—	—	11.97	7.26	1,417,843	44		0.15	0.15	0.67

Class I
06/30/21		17.43	(0.01)	1.41	1.40	—	—	18.83	8.03	10,701	3		0.14	0.14	(0.14)
12/31/20		15.40	0.07	1.96	2.03	—	—	17.43	13.18	7,961	30		0.14	0.14	0.47
12/31/19		12.85	0.14	2.41	2.55	—	—	15.40	19.84	4,297	17		0.14	0.14	0.97
12/31/18		13.72	0.25	(1.12)	(0.87)	—	—	12.85	(6.34)	1,895	29		0.14	0.14	1.88
12/31/17	(c)	13.28	0.00	0.44	0.44	—	—	13.72	3.31	1	168	(d)	—	—	0.00

(a)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(b)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Moderate Allocation Fund: 48%.

(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Moderate Growth Allocation Fund: 44%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Growth Allocation Fund(a)
Class A
06/30/21		22.88	0.07	2.07	2.14	—	—	25.02	9.35	3,919,672	27	0.63	0.63	0.62
12/31/20		19.06	0.17	3.65	3.82	—	—	22.88	20.04	3,498,159	18	0.64	0.64	0.85
12/31/19		15.45	0.24	3.37	3.61	—	—	19.06	23.37	2,808,536	19	0.64	0.64	1.36
12/31/18		16.33	0.20	(1.08)	(0.88)	—	—	15.45	(5.39)	2,277,300	14	0.64	0.64	1.19
12/31/17		13.54	0.12	2.67	2.79	—	—	16.33	20.61	2,090,329	55	0.64	0.64	0.79
12/31/16		12.60	0.16	0.78	0.94	—	—	13.54	7.46	1,359,847	19	0.65	0.65	1.23

Class I
06/30/21		23.12	0.11	2.08	2.19	—	—	25.31	9.47	40,535	27	0.33	0.33	0.96
12/31/20		19.20	0.30	3.62	3.92	—	—	23.12	20.42	31,660	18	0.34	0.34	1.52
12/31/19		15.52	0.31	3.37	3.68	—	—	19.20	23.71	16,654	19	0.34	0.34	1.75
12/31/18		16.35	0.40	(1.23)	(0.83)	—	—	15.52	(5.08)	9,327	14	0.34	0.34	2.44
12/31/17	(b)	15.63	0.22	0.50	0.72	—	—	16.35	4.61	268	55	0.35	0.35	5.07

JNL/American Funds Moderate Growth Allocation Fund(a)
Class A
06/30/21		19.78	0.07	1.25	1.32	—	—	21.10	6.67	3,051,130	65	0.64	0.64	0.69
12/31/20		16.86	0.20	2.72	2.92	—	—	19.78	17.32	2,832,349	20	0.64	0.64	1.14
12/31/19		14.21	0.26	2.39	2.65	—	—	16.86	18.65	2,441,777	22	0.64	0.64	1.69
12/31/18		14.89	0.23	(0.91)	(0.68)	—	—	14.21	(4.57)	2,131,575	25	0.64	0.64	1.55
12/31/17		12.87	0.12	1.90	2.02	—	—	14.89	15.70	2,218,378	57	0.64	0.64	0.85
12/31/16		11.99	0.19	0.69	0.88	—	—	12.87	7.34	1,708,441	15	0.65	0.65	1.54

Class I
06/30/21		19.98	0.10	1.27	1.37	—	—	21.35	6.86	23,340	65	0.34	0.34	1.00
12/31/20		16.98	0.19	2.81	3.00	—	—	19.98	17.67	20,462	20	0.34	0.34	1.07
12/31/19		14.27	0.36	2.35	2.71	—	—	16.98	18.99	15,462	22	0.34	0.34	2.24
12/31/18		14.91	0.39	(1.03)	(0.64)	—	—	14.27	(4.29)	7,932	25	0.34	0.34	2.57
12/31/17	(b)	14.41	0.24	0.26	0.50	—	—	14.91	3.47	568	57	0.35	0.35	6.09

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Goldman Sachs Managed Aggressive Growth Fund(a)
Class A
06/30/21		31.55	(0.07)	3.71	3.64	—	—	35.19	11.54	2,734,939	6		0.44	0.44	(0.44)
12/31/20		26.27	(0.05)	5.33	5.28	—	—	31.55	20.10	2,556,014	15		0.45	0.45	(0.21)
12/31/19		20.72	(0.01)	5.56	5.55	—	—	26.27	26.79	2,323,412	13		0.45	0.45	(0.05)
12/31/18		22.21	0.10	(1.59)	(1.49)	—	—	20.72	(6.71)	1,998,398	11		0.44	0.44	0.43
12/31/17		18.02	0.13	4.06	4.19	—	—	22.21	23.25	2,233,446	112	(b)	0.23	0.23	0.63
12/31/16		17.00	0.09	0.93	1.02	—	—	18.02	6.00	1,841,402	16		0.15	0.15	0.52

Class I
06/30/21		31.86	(0.02)	3.75	3.73	—	—	35.59	11.71	16,082	6		0.14	0.14	(0.14)
12/31/20		26.45	0.02	5.39	5.41	—	—	31.86	20.45	12,732	15		0.15	0.15	0.07
12/31/19		20.80	0.08	5.57	5.65	—	—	26.45	27.16	11,399	13		0.15	0.15	0.32
12/31/18		22.23	0.32	(1.75)	(1.43)	—	—	20.80	(6.43)	5,471	11		0.14	0.14	1.41
12/31/17	(c)	20.99	(0.01)	1.25	1.24	—	—	22.23	5.91	55	112	(b)	0.15	0.15	(0.15)

JNL/Goldman Sachs Managed Conservative Fund(a)
Class A
06/30/21		15.84	(0.04)	0.48	0.44	—	—	16.28	2.78	1,206,317	7		0.46	0.46	(0.46)
12/31/20		14.56	(0.02)	1.30	1.28	—	—	15.84	8.79	1,225,287	31		0.46	0.46	(0.12)
12/31/19		13.11	0.11	1.34	1.45	—	—	14.56	11.06	1,206,602	19		0.45	0.45	0.81
12/31/18		13.42	0.19	(0.50)	(0.31)	—	—	13.11	(2.31)	1,221,090	12		0.45	0.45	1.44
12/31/17		12.56	0.16	0.70	0.86	—	—	13.42	6.85	1,481,929	109	(d)	0.23	0.23	1.20
12/31/16		11.96	0.15	0.45	0.60	—	—	12.56	5.02	1,586,568	16		0.15	0.15	1.19

Class I
06/30/21		15.95	(0.01)	0.48	0.47	—	—	16.42	2.95	2,218	7		0.16	0.16	(0.16)
12/31/20		14.62	0.02	1.31	1.33	—	—	15.95	9.10	1,977	31		0.16	0.16	0.17
12/31/19		13.13	0.23	1.26	1.49	—	—	14.62	11.35	2,084	19		0.15	0.15	1.66
12/31/18		13.44	0.53	(0.84)	(0.31)	—	—	13.13	(2.31)	565	12		0.15	0.15	4.00
12/31/17	(c)	13.26	0.00	0.18	0.18	—	—	13.44	1.36	1	109	(d)	—	—	0.00

(a)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(b)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Aggressive Growth Fund: 18%.

(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Conservative Fund: 12%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Goldman Sachs Managed Growth Fund(a)
Class A
06/30/21		26.20	(0.06)	2.74	2.68	—	—	28.88	10.23	5,853,281	7		0.43	0.43	(0.43)
12/31/20		22.07	(0.06)	4.19	4.13	—	—	26.20	18.71	5,669,291	18		0.43	0.43	(0.27)
12/31/19		17.74	(0.01)	4.34	4.33	—	—	22.07	24.41	5,466,360	15		0.43	0.43	(0.07)
12/31/18		18.86	0.12	(1.24)	(1.12)	—	—	17.74	(5.94)	4,919,498	13		0.43	0.43	0.62
12/31/17		15.58	0.11	3.17	3.28	—	—	18.86	21.05	5,682,182	111	(b)	0.22	0.22	0.64
12/31/16		14.71	0.09	0.78	0.87	—	—	15.58	5.91	5,049,708	15		0.14	0.14	0.63

Class I
06/30/21		26.45	(0.02)	2.77	2.75	—	—	29.20	10.40	18,766	7		0.13	0.13	(0.13)
12/31/20		22.22	0.01	4.22	4.23	—	—	26.45	19.04	14,635	18		0.13	0.13	0.05
12/31/19		17.81	0.05	4.36	4.41	—	—	22.22	24.76	8,149	15		0.13	0.13	0.24
12/31/18		18.87	0.32	(1.38)	(1.06)	—	—	17.81	(5.62)	4,423	13		0.13	0.13	1.66
12/31/17	(c)	17.91	(0.01)	0.97	0.96	—	—	18.87	5.36	245	111	(b)	0.14	0.14	(0.14)

JNL/Goldman Sachs Managed Moderate Fund(a)
Class A
06/30/21		19.23	(0.04)	0.99	0.95	—	—	20.18	4.94	2,854,920	9		0.44	0.44	(0.44)
12/31/20		17.11	(0.04)	2.16	2.12	—	—	19.23	12.39	2,869,173	24		0.44	0.44	(0.22)
12/31/19		14.90	0.11	2.10	2.21	—	—	17.11	14.83	2,909,925	16		0.44	0.44	0.71
12/31/18		15.43	0.18	(0.71)	(0.53)	—	—	14.90	(3.43)	2,858,779	9		0.44	0.44	1.15
12/31/17		13.88	0.14	1.41	1.55	—	—	15.43	11.17	3,315,407	108	(d)	0.22	0.22	0.96
12/31/16		13.15	0.13	0.60	0.73	—	—	13.88	5.55	3,276,357	9		0.14	0.14	0.97

Class I
06/30/21		19.42	(0.01)	1.00	0.99	—	—	20.41	5.10	5,417	9		0.14	0.14	(0.14)
12/31/20		17.23	0.01	2.18	2.19	—	—	19.42	12.71	4,289	24		0.14	0.14	0.08
12/31/19		14.95	0.18	2.10	2.28	—	—	17.23	15.25	3,286	16		0.14	0.14	1.09
12/31/18		15.44	0.27	(0.76)	(0.49)	—	—	14.95	(3.17)	2,458	9		0.14	0.14	1.77
12/31/17	(c)	15.06	(0.01)	0.39	0.38	—	—	15.44	2.52	113	108	(d)	0.14	0.14	(0.14)

(a)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(b)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Growth Fund: 15%.

(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Moderate Fund: 12%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Goldman Sachs Managed Moderate Growth Fund(a)
Class A
06/30/21		22.96	(0.05)		1.84	1.79	—	—	24.75	7.80	5,846,154	6		0.43		0.43		(0.43)
12/31/20		19.87	(0.06)		3.15	3.09	—	—	22.96	15.55	5,790,692	20		0.43		0.43		(0.30)
12/31/19		16.68	0.09		3.10	3.19	—	—	19.87	19.12	5,740,456	16		0.43		0.43		0.47
12/31/18		17.54	0.15		(1.01)	(0.86)	—	—	16.68	(4.90)	5,467,006	10		0.43		0.43		0.86
12/31/17		15.12	0.13		2.29	2.42	—	—	17.54	16.01	6,379,304	108	(b)	0.22		0.22		0.78
12/31/16		14.31	0.11		0.70	0.81	—	—	15.12	5.66	6,050,202	13		0.14		0.14		0.73

Class I
06/30/21		23.19	(0.02)		1.87	1.85	—	—	25.04	7.98	5,797	6		0.13		0.13		(0.13)
12/31/20		20.01	(0.00)	(c)	3.18	3.18	—	—	23.19	15.89	5,618	20		0.13		0.13		(0.01)
12/31/19		16.74	0.12		3.15	3.27	—	—	20.01	19.53	5,836	16		0.13		0.13		0.66
12/31/18		17.56	0.35		(1.17)	(0.82)	—	—	16.74	(4.67)	7,485	10		0.13		0.13		1.95
12/31/17	(d)	16.90	(0.01)		0.67	0.66	—	—	17.56	3.91	846	108	(b)	0.14		0.14		(0.14)

JNL iShares Tactical Growth Fund(e)(f)
Class A
06/30/21		15.59	0.10		1.52	1.62	—	—	17.21	10.39	331,729	17		0.65		0.65		1.21
12/31/20		14.95	0.19		1.61	1.80	(0.28)	(0.88)	15.59	12.28	288,430	54		0.66		0.66		1.33
12/31/19		12.73	0.29		2.44	2.73	(0.24)	(0.27)	14.95	21.65	255,443	44		0.65		0.65		2.05
12/31/18		14.38	0.25		(1.55)	(1.30)	(0.19)	(0.16)	12.73	(9.12)	203,626	43		0.65		0.65		1.77
12/31/17		12.20	0.20		2.15	2.35	(0.17)	—	14.38	19.35	221,557	29		0.67	(g)	0.99	(g)	1.53
12/31/16		12.06	0.20		0.79	0.99	(0.16)	(0.69)	12.20	8.48	174,347	66		0.67		1.12		1.63

Class I
06/30/21		15.64	0.13		1.52	1.65	—	—	17.29	10.55	6,798	17		0.35		0.35		1.57
12/31/20		14.99	0.25		1.60	1.85	(0.32)	(0.88)	15.64	12.60	5,178	54		0.36		0.36		1.74
12/31/19		12.76	0.34		2.44	2.78	(0.28)	(0.27)	14.99	22.02	3,226	44		0.35		0.35		2.36
12/31/18		14.40	0.40		(1.66)	(1.26)	(0.22)	(0.16)	12.76	(8.85)	2,346	43		0.35		0.35		2.80
12/31/17	(d)	13.57	0.11		0.72	0.83	—	—	14.40	6.12	27	29		0.35		0.35		2.94

JNL iShares Tactical Moderate Fund(e)(f)
Class A
06/30/21		13.00	0.08		0.59	0.67	—	—	13.67	5.15	193,674	24		0.66		0.66		1.28
12/31/20		12.59	0.20		0.89	1.09	(0.24)	(0.44)	13.00	8.68	187,572	58		0.65		0.65		1.57
12/31/19		11.37	0.28		1.34	1.62	(0.25)	(0.15)	12.59	14.38	153,063	55		0.65		0.65		2.27
12/31/18		12.29	0.26		(0.91)	(0.65)	(0.20)	(0.07)	11.37	(5.35)	127,965	54		0.65		0.65		2.16
12/31/17		11.19	0.21		1.07	1.28	(0.18)	—	12.29	11.45	133,569	37		0.67	(g)	0.99	(g)	1.75
12/31/16		10.94	0.20		0.41	0.61	(0.14)	(0.22)	11.19	5.57	114,251	43		0.67		1.12		1.83

Class I
06/30/21		13.06	0.11		0.59	0.70	—	—	13.76	5.36	6,042	24		0.36		0.36		1.62
12/31/20		12.64	0.24		0.89	1.13	(0.27)	(0.44)	13.06	8.98	4,953	58		0.35		0.35		1.91
12/31/19		11.41	0.32		1.35	1.67	(0.29)	(0.15)	12.64	14.74	1,911	55		0.35		0.35		2.62
12/31/18		12.32	0.42		(1.04)	(0.62)	(0.22)	(0.07)	11.41	(5.05)	1,111	54		0.35		0.35		3.46
12/31/17	(d)	11.89	0.11		0.32	0.43	—	—	12.32	3.62	1	37		—		—		3.42

(a)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(b)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Moderate Growth Fund: 11%.

(c)	Amount represents less than $0.005.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(f)	Ratios of net investment income and expenses to average net asssets do not include the impact of underlying funds' expenses.
(g)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL iShares Tactical Moderate Growth Fund(a)(b)
Class A
06/30/21		14.39	0.09	1.03	1.12	—	—	15.51	7.78	343,591	16	0.65		0.65	1.15
12/31/20		13.91	0.19	1.34	1.53	(0.29)	(0.76)	14.39	11.15	312,116	51	0.65		0.65	1.41
12/31/19		12.18	0.29	1.89	2.18	(0.26)	(0.19)	13.91	18.06	295,665	44	0.65		0.65	2.14
12/31/18		13.58	0.26	(1.23)	(0.97)	(0.22)	(0.21)	12.18	(7.28)	254,058	45	0.65		0.65	1.93
12/31/17		11.90	0.21	1.65	1.86	(0.18)	—	13.58	15.72	289,246	37	0.67	(c)	1.00 (c)	1.64
12/31/16		11.67	0.21	0.60	0.81	(0.15)	(0.43)	11.90	7.04	246,089	50	0.67		1.12	1.74

Class I
06/30/21		14.43	0.11	1.03	1.14	—	—	15.57	7.90	8,041	16	0.35		0.35	1.48
12/31/20		13.95	0.25	1.32	1.57	(0.33)	(0.76)	14.43	11.42	6,655	51	0.35		0.35	1.79
12/31/19		12.21	0.34	1.89	2.23	(0.30)	(0.19)	13.95	18.45	3,364	44	0.35		0.35	2.52
12/31/18		13.59	0.43	(1.35)	(0.92)	(0.25)	(0.21)	12.21	(6.91)	2,282	45	0.35		0.35	3.22
12/31/17	(d)	12.97	0.06	0.56	0.62	—	—	13.59	4.78	78	37	0.38		0.38	1.52

JNL/Vanguard Growth ETF Allocation Fund
Class A
06/30/21		13.49	0.09	1.26	1.35	—	—	14.84	10.01	2,356,634	3	0.66		0.66	1.33
12/31/20		11.87	0.17	1.45	1.62	—	—	13.49	13.65	624,944	20	0.64		0.65	1.47
12/31/19		9.66	0.24	1.97	2.21	—	—	11.87	22.88	415,157	12	0.61		0.65	2.20
12/31/18		10.49	0.23	(1.06)	(0.83)	—	—	9.66	(7.91)	239,577	11	0.61		0.65	2.20
12/31/17	(e)	10.00	0.11	0.38	0.49	—	—	10.49	4.90	41,222	5	0.61		0.65	3.88

Class I
06/30/21		13.68	0.11	1.30	1.41	—	—	15.09	10.31	52,483	3	0.24		0.36	1.51
12/31/20		11.99	0.22	1.47	1.69	—	—	13.68	14.10	31,056	20	0.22		0.35	1.90
12/31/19		9.72	0.30	1.97	2.27	—	—	11.99	23.35	21,052	12	0.19		0.35	2.70
12/31/18		10.51	0.30	(1.09)	(0.79)	—	—	9.72	(7.52)	9,638	11	0.19		0.35	2.83
12/31/17	(e)	10.00	0.13	0.38	0.51	—	—	10.51	5.10	802	5	0.19		0.35	4.76

JNL/Vanguard Moderate ETF Allocation Fund
Class A
06/30/21		12.39	0.06	0.51	0.57	—	—	12.96	4.60	540,535	18	0.66		0.66	0.91
12/31/20		11.30	0.18	0.91	1.09	—	—	12.39	9.65	476,960	28	0.64		0.66	1.61
12/31/19		9.76	0.27	1.27	1.54	—	—	11.30	15.78	322,337	20	0.60		0.65	2.49
12/31/18		10.23	0.25	(0.72)	(0.47)	—	—	9.76	(4.59)	143,012	17	0.60		0.65	2.45
12/31/17	(e)	10.00	0.11	0.12	0.23	—	—	10.23	2.30	33,118	6	0.60		0.65	3.99

Class I
06/30/21		12.56	0.09	0.52	0.61	—	—	13.17	4.86	16,058	18	0.23		0.36	1.34
12/31/20		11.41	0.23	0.92	1.15	—	—	12.56	10.08	15,164	28	0.21		0.36	2.01
12/31/19		9.82	0.31	1.28	1.59	—	—	11.41	16.19	11,714	20	0.18		0.35	2.89
12/31/18		10.24	0.31	(0.73)	(0.42)	—	—	9.82	(4.10)	6,138	17	0.18		0.35	3.09
12/31/17	(e)	10.00	0.16	0.08	0.24	—	—	10.24	2.40	136	6	0.18		0.35	5.77

JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A
06/30/21		12.93	0.07	0.87	0.94	—	—	13.87	7.27	926,118	7	0.65		0.65	1.01
12/31/20		11.58	0.18	1.17	1.35	—	—	12.93	11.66	607,550	24	0.64		0.66	1.55
12/31/19		9.70	0.25	1.63	1.88	—	—	11.58	19.38	390,437	16	0.60		0.65	2.31
12/31/18		10.37	0.24	(0.91)	(0.67)	—	—	9.70	(6.46)	215,737	9	0.60		0.65	2.34
12/31/17	(e)	10.00	0.10	0.27	0.37	—	—	10.37	3.70	48,947	4	0.60		0.65	3.77

Class I
06/30/21		13.11	0.10	0.89	0.99	—	—	14.10	7.55	36,561	7	0.23		0.35	1.43
12/31/20		11.70	0.23	1.18	1.41	—	—	13.11	12.05	22,248	24	0.22		0.36	1.96
12/31/19		9.75	0.30	1.65	1.95	—	—	11.70	20.00	15,000	16	0.18		0.35	2.73
12/31/18		10.38	0.31	(0.94)	(0.63)	—	—	9.75	(6.07)	8,475	9	0.18		0.35	2.98
12/31/17	(e)	10.00	0.10	0.28	0.38	—	—	10.38	3.80	341	4	0.18		0.35	3.68

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Ratios of net investment income and expenses to average net asssets do not include the impact of underlying funds' expenses.
(c)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)	The Fund commenced operations on September 25, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL Bond Index Fund(a)

Class I
06/30/21	(b)	10.00	0.02	0.06	0.08	—	—	10.08	0.80	1,357,379	10	(c)	0.11		0.24		0.91

JNL Emerging Markets Index Fund(a)

Class I
06/30/21	(b)	10.00	0.05	0.09	0.14	—	—	10.14	1.40	1,195,281	14		0.19		0.25		2.76

JNL International Index Fund(a)

Class I
06/30/21	(b)	10.00	0.06	0.00	0.06	—	—	10.06	0.60	2,665,653	0		0.13		0.23		3.33

JNL Mid Cap Index Fund(a)

Class I
06/30/21	(b)	10.00	0.03	(0.19)	(0.16)	—	—	9.84	(1.60)	3,768,278	2		0.13		0.25		1.58

JNL Small Cap Index Fund(a)

Class I
06/30/21	(b)	10.00	0.02	0.19	0.21	—	—	10.21	2.10	3,045,308	5		0.10		0.22		1.31

JNL Multi-Manager Alternative Fund(d)
Class A
06/30/21		11.50	0.05	0.36	0.41	—	—	11.91	3.57	254,170	75		2.03	(e)	2.04	(e)	0.87
12/31/20		10.69	0.18	0.63	0.81	—	—	11.50	7.58	199,535	157		2.14	(e)	2.15	(e)	1.71
12/31/19		9.80	0.13	0.76	0.89	—	—	10.69	9.08	16,769	147		2.05	(e)	2.05	(e)	1.22
12/31/18		10.19	0.06	(0.45)	(0.39)	—	—	9.80	(3.83)	14,981	181	(f)	1.98	(e)	1.98	(e)	0.61
12/31/17		9.63	0.01	0.60	0.61	(0.05)	—	10.19	6.39	13,079	240	(f)	2.05	(e)(g)	2.21	(e)(g)	0.14
12/31/16		9.57	0.01	0.14	0.15	(0.03)	(0.06)	9.63	1.60	802,534	278		2.07	(e)	2.49	(e)	0.12

Class I
06/30/21		11.60	0.07	0.35	0.42	—	—	12.02	3.62	927,711	75		1.72	(e)	1.73	(e)	1.17
12/31/20		10.75	0.20	0.65	0.85	—	—	11.60	7.91	897,039	157		1.78	(e)	1.79	(e)	1.84
12/31/19		9.82	0.16	0.77	0.93	—	—	10.75	9.47	1,203,696	147		1.75	(e)	1.75	(e)	1.53
12/31/18		10.20	0.09	(0.45)	(0.36)	(0.02)	—	9.82	(3.55)	1,064,593	181	(f)	1.68	(e)	1.68	(e)	0.91
12/31/17	(h)	10.09	0.02	0.09	0.11	—	—	10.20	1.09	1,026,572	240	(f)	1.64	(e)(g)	1.64	(e)(g)	0.59

(a)

Effective April 26,2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. For information on the performance of these investments prior to April 26, 2021, please see the Financial Highlights of the Feeder Fund. See Note 1 in the Notes to Financial Statements for additional information.

(b)	The Fund commenced operations on April 26, 2021.
(c)	Portfolio turnover including dollar roll transactions for JNL Bond Index Fund was 29% in 2021 respectively.
(d)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(e)

The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL Multi-Manager Alternative Fund were as follows: Class A: June 30, 2021: 1.70% (Net: 1.69%); December 31, 2020: 1.71% (Net: 1.70%); December 31, 2019: 1.69%; December 31, 2018: 1.70%; December 31, 2017: 1.86% (Net: 1.70%); December 31, 2016: 2.16% (Net: 1.74%). Class I: June 30, 2021: 1.40% (Net: 1.39%); December 31, 2020: 1.41% (Net: 1.40%); December 31, 2019: 1.39%; December 31, 2018: 1.40%; December 31, 2017: 1.45%. Effective September 19, 2016, the Fund voluntarily and contractually began waiving a portion of advisory fees. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. The difference between the ratios of net and total expenses to average net assets for each share class may differ if the Fund had a significant increase in Class I shares during the year.

(f)	Portfolio turnover including dollar roll transactions for JNL Multi-Manager Alternative Fund was 240% and 181% in 2017 and 2018 respectively.
(g)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(h)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL Multi-Manager Emerging Markets Equity Fund(a)
Class A
06/30/21		11.42	0.05	0.91	0.96	—	—	12.38	8.41		1,019,348	31	1.23		1.23		0.81
12/31/20		10.61	0.08	0.86	0.94	(0.13)	—	11.42	8.90		993,910	103	1.23		1.23		0.82
12/31/19		9.19	0.24	1.39	1.63	(0.21)	—	10.61	17.85		427,546	25	1.22		1.22		2.40
12/31/18		11.46	0.20	(2.30)	(2.10)	(0.17)	—	9.19	(18.35)		370,350	14	1.23		1.23		1.91
12/31/17		9.02	0.17	2.40	2.57	(0.13)	—	11.46	28.60		479,920	13	1.21	(b)	1.22	(b)	1.66
12/31/16		7.72	0.12	1.38	1.50	(0.20)	—	9.02	19.28	(c)	876,859	32	1.22		1.24		1.39

Class I
06/30/21		11.46	0.07	0.91	0.98	—	—	12.44	8.55		785,826	31	0.93		0.93		1.15
12/31/20		10.63	0.11	0.86	0.97	(0.14)	—	11.46	9.21		709,999	103	0.93		0.93		1.15
12/31/19		9.21	0.27	1.39	1.66	(0.24)	—	10.63	18.17		354,158	25	0.92		0.92		2.70
12/31/18		11.51	0.24	(2.33)	(2.09)	(0.21)	—	9.21	(18.13)		366,300	14	0.93		0.93		2.26
12/31/17	(d)	9.05	0.05	2.56	2.61	(0.15)	—	11.51	28.94		535,865	13	0.94	(b)	0.94	(b)	0.50
12/31/16		7.75	0.14	1.38	1.52	(0.22)	—	9.05	19.50	(c)	488	32	1.02		1.04		1.59

JNL Multi-Manager International Small Cap Fund
Class A
06/30/21		13.76	0.15	1.63	1.78	—	—	15.54	12.94		556,203	63	1.26		1.26		1.93
12/31/20		10.59	0.07	3.32	3.39	(0.22)	—	13.76	32.18		4,173	87	1.21		1.21		0.68
12/31/19		8.08	0.08	2.48	2.56	(0.05)	—	10.59	31.72		6,196	74	1.21		1.21		0.85
12/31/18	(e)	10.00	0.02	(1.94)	(1.92)	—	—	8.08	(19.20)		462	24	1.22		1.22		0.64

Class I
06/30/21		13.84	0.11	1.70	1.81	—	—	15.65	13.08		329,809	63	0.90		0.90		1.46
12/31/20		10.63	0.10	3.36	3.46	(0.25)	—	13.84	32.68		314,548	87	0.91		0.91		0.92
12/31/19		8.09	0.14	2.45	2.59	(0.05)	—	10.63	32.06		280,665	74	0.91		0.91		1.52
12/31/18	(e)	10.00	0.03	(1.94)	(1.91)	—	—	8.09	(19.10)		251,462	24	0.92		0.92		0.97

JNL Multi-Manager Mid Cap Fund(a)
Class A
06/30/21		16.25	0.03	2.43	2.46	—	—	18.71	15.14		363,606	22	1.08		1.08		0.32
12/31/20		14.19	0.04	2.02	2.06	—	—	16.25	14.52		274,671	62	1.08		1.08		0.28
12/31/19		11.02	0.05	3.12	3.17	—	—	14.19	28.77		205,717	35	1.09		1.09		0.37
12/31/18		12.34	0.03	(0.69)	(0.66)	—	(0.66)	11.02	(5.70)		108,870	39	1.09		1.09		0.27
12/31/17		10.67	0.03	1.68	1.71	(0.01)	(0.03)	12.34	16.04		60,188	38	1.08		1.08		0.27
12/31/16	(f)	10.00	0.01	0.66	0.67	—	—	10.67	6.70		807,473	13	1.09		1.09		0.23

Class I
06/30/21		16.37	0.05	2.45	2.50	—	—	18.87	15.27		1,391,767	22	0.78		0.78		0.61
12/31/20		14.24	0.08	2.05	2.13	—	—	16.37	14.96		1,052,770	62	0.78		0.78		0.58
12/31/19		11.03	0.09	3.12	3.21	—	—	14.24	29.10		988,423	35	0.79		0.79		0.66
12/31/18		12.36	0.07	(0.70)	(0.63)	(0.04)	(0.66)	11.03	(5.45)		795,203	39	0.79		0.79		0.53
12/31/17	(g)	11.62	0.02	0.72	0.74	—	—	12.36	6.37		905,025	38	0.82		0.82		0.47

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL Multi-Manager Emerging Markets Equity Fund - 19.16% and 19.38%.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)	The Fund commenced operations on August 13, 2018.
(f)	The Fund commenced operations on September 19, 2016.
(g)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Multi-Manager Small Cap Growth Fund(a)
Class A
06/30/21		46.90	(0.17)	4.12	3.95	—	—	50.85	8.42	3,095,829	42	0.97	0.97	(0.70)
12/31/20		32.03	(0.22)	15.09	14.87	—	—	46.90	46.43	2,737,581	68	0.97	0.97	(0.63)
12/31/19		23.57	(0.12)	8.58	8.46	—	—	32.03	35.89	2,003,267	78	0.97	0.97	(0.42)
12/31/18		25.88	(0.10)	(0.26)	(0.36)	—	(1.95)	23.57	(2.05)	1,411,021	92	0.97	0.97	(0.37)
12/31/17		20.34	(0.09)	5.63	5.54	—	—	25.88	27.24	1,276,476	99	0.97	0.97	(0.38)
12/31/16		22.26	(0.04)	1.15	1.11	—	(3.03)	20.34	5.75	1,293,050	119	0.98	0.98	(0.18)

Class I
06/30/21		49.67	(0.10)	4.35	4.25	—	—	53.92	8.56	494,043	42	0.67	0.67	(0.40)
12/31/20		33.82	(0.12)	15.97	15.85	—	—	49.67	46.87	471,529	68	0.67	0.67	(0.33)
12/31/19		24.81	(0.04)	9.05	9.01	—	—	33.82	36.32	405,350	78	0.67	0.67	(0.12)
12/31/18		27.07	(0.02)	(0.29)	(0.31)	—	(1.95)	24.81	(1.77)	412,281	92	0.67	0.67	(0.07)
12/31/17	(b)	21.23	(0.04)	5.88	5.84	—	—	27.07	27.51	430,734	99	0.70	0.70	(0.15)
12/31/16		23.06	0.00	1.20	1.20	—	(3.03)	21.23	5.95	867	119	0.78	0.78	0.02

JNL Multi-Manager Small Cap Value Fund(a)
Class A
06/30/21		15.05	0.03	2.67	2.70	—	—	17.75	17.94	1,397,282	21	1.08	1.08	0.34
12/31/20		14.23	0.02	0.80	0.82	—	—	15.05	5.76	742,968	48	1.08	1.08	0.16
12/31/19		11.36	0.07	2.80	2.87	—	—	14.23	25.26	721,750	84	1.08	1.08	0.52
12/31/18		15.33	0.07	(2.15)	(2.08)	(0.05)	(1.84)	11.36	(14.77)	585,098	74	1.07	1.07	0.46
12/31/17		14.56	0.06	1.50	1.56	(0.09)	(0.70)	15.33	11.06	695,070	79	1.07	1.07	0.38
12/31/16		12.86	0.09	2.80	2.89	(0.09)	(1.10)	14.56	23.78	1,231,425	84	1.08	1.08	0.65

Class I
06/30/21		15.16	0.05	2.69	2.74	—	—	17.90	18.07	583,355	21	0.78	0.78	0.60
12/31/20		14.29	0.06	0.81	0.87	—	—	15.16	6.09	412,602	48	0.78	0.78	0.45
12/31/19		11.37	0.11	2.81	2.92	—	—	14.29	25.68	388,719	84	0.78	0.78	0.82
12/31/18		15.35	0.12	(2.16)	(2.04)	(0.10)	(1.84)	11.37	(14.53)	495,228	74	0.77	0.77	0.78
12/31/17	(b)	14.58	0.16	1.43	1.59	(0.12)	(0.70)	15.35	11.26	535,602	79	0.81	0.81	1.04
12/31/16		12.86	0.11	2.81	2.92	(0.10)	(1.10)	14.58	24.02	521	84	0.88	0.88	0.84

JNL S&P 500 Index Fund

Class I
06/30/21		15.88	0.11	2.30	2.41	—	—	18.29	15.18	227,682	3	0.09	0.32	1.36
12/31/20		13.44	0.23	2.21	2.44	—	—	15.88	18.15	179,890	19	0.11	0.33	1.69
12/31/19		10.24	0.23	2.97	3.20	—	—	13.44	31.25	85,170	35	0.15	0.32	1.87
12/31/18		10.74	0.21	(0.71)	(0.50)	—	—	10.24	(4.66)	28,636	98	0.17	0.32	1.85
12/31/17	(c)	10.00	0.05	0.69	0.74	—	—	10.74	7.40	6,100	7	0.20	0.33	1.75

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)	The Fund commenced operations on September 25, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/AQR Large Cap Defensive Style Fund
Class A
06/30/21		11.96	0.04		1.28	1.32	—	—	13.28	11.04	389,207	2	0.87	0.87	0.62
12/31/20		10.70	0.11		1.15	1.26	—	—	11.96	11.78	57,133	55	0.86	0.86	0.99
12/31/19	(a)	10.00	0.07		0.63	0.70	—	—	10.70	7.00	37,276	82	0.86	0.86	1.33

Class I
06/30/21		12.01	0.06		1.28	1.34	—	—	13.35	11.16	4,170	2	0.57	0.57	0.96
12/31/20		10.71	0.14		1.16	1.30	—	—	12.01	12.14	1,672	55	0.56	0.56	1.27
12/31/19	(a)	10.00	0.08		0.63	0.71	—	—	10.71	7.10	570	82	0.56	0.56	1.52

JNL/Baillie Gifford International Growth Fund(b)(c)(d)
Class A
06/30/21		18.36	0.03		0.99	1.02	—	—	19.38	5.56	1,396,769	35	0.73	1.04	0.28
12/31/20		11.72	0.07		6.57	6.64	—	—	18.36	56.66	1,266,830	22	0.59	1.08	0.50
12/31/19		8.98	0.08		2.66	2.74	—	—	11.72	30.51	644,058	14	0.58	1.09	0.77
12/31/18		10.34	(0.00)	(e)	(1.36)	(1.36)	—	—	8.98	(13.15)	444,504	16	0.58	1.13	(0.05)
12/31/17	(f)	10.00	(0.02)		0.36	0.34	—	—	10.34	3.40	78,429	16	0.58	1.13	(0.58)

Class I
06/30/21		18.53	0.05		1.01	1.06	—	—	19.59	5.72	33,475	35	0.44	0.74	0.54
12/31/20		11.79	0.10		6.64	6.74	—	—	18.53	57.17	30,461	22	0.29	0.78	0.71
12/31/19		9.01	0.10		2.68	2.78	—	—	11.79	30.85	11,488	14	0.28	0.79	0.96
12/31/18		10.34	(0.00)	(e)	(1.33)	(1.33)	—	—	9.01	(12.86)	5,889	16	0.28	0.83	(0.01)
12/31/17	(f)	10.00	(0.01)		0.35	0.34	—	—	10.34	3.40	209	16	0.28	0.83	(0.28)

JNL/Baillie Gifford U.S. Equity Growth Fund
Class A
06/30/21	(g)	10.00	(0.02)		0.59	0.57	—	—	10.57	5.70	3,753	4	0.95	0.95	(0.91)

Class I
06/30/21	(g)	10.00	(0.01)		0.59	0.58	—	—	10.58	5.80	149,336	4	0.65	0.65	(0.59)

(a)	The Fund commenced operations on June 24, 2019.
(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Baillie Gifford International Growth Fund - Class A: June 30, 2021: 0.92%, 1.23%, 0.09%; December 31, 2020: 0.97%, 1.46%, 0.12%; December 31, 2019: 0.96%, 1.47%, 0.39%; December 31, 2018: 0.95%, 1.50%, (0.42%); December 31, 2017: 0.97%, 1.52%, (0.97%). JNL/Baillie Gifford International Growth Fund - Class I: June 30, 2021: 0.63%, 0.93%, 0.35%; December 31, 2020: 0.67%, 1.16%, 0.33%; December 31, 2019: 0.66%, 1.17%, 0.58%; December 31, 2018: 0.65%, 1.20%, (0.38%); December 31, 2017: 0.67%, 1.22%, (0.67%).

(c)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(d)	Effective April 26th, 2021, JNL/Vanguard International Fund name was changed to JNL/Baillie Gifford International Growth Fund.
(e)	Amount represents less than $0.005.
(f)	The Fund commenced operations on September 25, 2017.
(g)	The Fund commenced operations on April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/BlackRock Advantage International Fund
Class A
06/30/21		11.21	0.13	0.98	1.11	—	—	12.32	9.90	23,125	87	1.00		1.00		2.19
12/31/20		10.52	0.11	0.61	0.72	(0.03)	—	11.21	6.82	13,921	173	1.00		1.00		1.15
12/31/19	(a)	10.00	0.05	0.54	0.59	(0.07)	—	10.52	5.85	3,303	86	1.01		1.01		0.96

Class I
06/30/21		11.24	0.15	0.98	1.13	—	—	12.37	10.05	27,130	87	0.70		0.70		2.46
12/31/20		10.53	0.15	0.61	0.76	(0.05)	—	11.24	7.19	23,649	173	0.70		0.70		1.57
12/31/19	(a)	10.00	0.08	0.52	0.60	(0.07)	—	10.53	6.02	21,653	86	0.71		0.71		1.47

JNL/BlackRock Global Allocation Fund(b)
Class A
06/30/21		15.89	0.07	0.96	1.03	—	—	16.92	6.48	3,788,926	61	1.03	(c)	1.03	(c)	0.87
12/31/20		13.36	0.08	2.45	2.53	—	—	15.89	18.94	3,721,428	169	1.03	(c)	1.04	(c)	0.60
12/31/19		11.35	0.15	1.86	2.01	—	—	13.36	17.71	3,586,552	203	1.06	(c)	1.06	(c)	1.24
12/31/18	(d)	12.62	0.15	(1.10)	(0.95)	(0.09)	(0.23)	11.35	(7.62)	3,460,330	144	1.07	(c)	1.07	(c)	1.22
12/31/17	(d)	11.26	0.12	1.43	1.55	(0.19)	—	12.62	13.83	4,035,435	119	1.09	(c)	1.09	(c)	1.00
12/31/16	(d)	11.17	0.12	0.32	0.44	(0.04)	(0.31)	11.26	3.97	3,710,790	133	1.07	(c)	1.07	(c)	1.05

Class I
06/30/21		16.12	0.10	0.97	1.07	—	—	17.19	6.64	382,829	61	0.73	(c)	0.73	(c)	1.17
12/31/20		13.52	0.14	2.46	2.60	—	—	16.12	19.23	374,455	169	0.73	(c)	0.74	(c)	0.90
12/31/19		11.45	0.19	1.88	2.07	—	—	13.52	18.08	15,213	203	0.76	(c)	0.76	(c)	1.53
12/31/18	(d)	12.72	0.20	(1.12)	(0.92)	(0.12)	(0.23)	11.45	(7.33)	9,970	144	0.77	(c)	0.77	(c)	1.59
12/31/17	(d)(e)	11.34	0.15	1.45	1.60	(0.22)	—	12.72	14.13	557	119	0.86	(c)	0.86	(c)	1.23
12/31/16	(d)	11.25	0.14	0.32	0.46	(0.07)	(0.31)	11.34	4.14	310	133	0.87	(c)	0.87	(c)	1.25

(a)	The Fund commenced operations on June 24, 2019.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/BlackRock Global Allocation Fund were as follows: Class A: June 30, 2021: 1.02%; December 31, 2020: 1.04% (Net: 1.03%); December 31, 2019: 0.73%; December 31, 2018: 1.05%; December 31, 2017: 1.07%; December 31, 2016: 1.06%. Class I: June 30, 2021: 0.72%; December 31, 2020: 0.74% (Net : 0.73%); December 31, 2019: 0.76%; December 31, 2018: 0.75%; December 31, 2017: 0.84%; December 31, 2016: 0.86%.

(d)	Consolidated Financial Statements.
(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/BlackRock Global Natural Resources Fund(a)
Class A
06/30/21		8.50	0.15	1.73	1.88	—	—	10.38	22.12		848,619	31	0.99	0.99	2.98
12/31/20		8.15	0.19	0.16	0.35	—	—	8.50	4.29		682,096	87	1.01	1.01	2.63
12/31/19		7.10	0.20	0.85	1.05	—	—	8.15	14.79		641,921	71	1.00	1.00	2.56
12/31/18		8.77	0.19	(1.69)	(1.50)	(0.17)	—	7.10	(17.27)		628,346	64	0.99	0.99	2.30
12/31/17		9.12	0.09	(0.36)	(0.27)	(0.08)	—	8.77	(2.90)		864,694	104	0.99	0.99	1.04
12/31/16		7.26	0.07	1.85	1.92	(0.06)	—	9.12	26.52	(b)	1,006,258	4	0.99	0.99	0.83

Class I
06/30/21		8.62	0.16	1.76	1.92	—	—	10.54	22.27		7,416	31	0.69	0.69	3.28
12/31/20		8.24	0.20	0.18	0.38	—	—	8.62	4.61		3,111	87	0.71	0.71	2.77
12/31/19		7.16	0.21	0.87	1.08	—	—	8.24	15.08		3,750	71	0.70	0.70	2.70
12/31/18		8.85	0.23	(1.73)	(1.50)	(0.19)	—	7.16	(17.11)		1,185	64	0.69	0.69	2.69
12/31/17	(c)	9.20	0.11	(0.37)	(0.26)	(0.09)	—	8.85	(2.67)		2,041	104	0.74	0.74	1.34
12/31/16		7.32	0.08	1.88	1.96	(0.08)	—	9.20	26.82	(b)	813	4	0.79	0.79	1.04

JNL/BlackRock Large Cap Select Growth Fund(a)
Class A
06/30/21		62.25	(0.12)	8.15	8.03	—	—	70.28	12.90		4,382,212	20	0.86	0.86	(0.37)
12/31/20		44.97	(0.20)	17.48	17.28	—	—	62.25	38.43		4,251,332	40	0.86	0.86	(0.39)
12/31/19		33.99	(0.11)	11.09	10.98	—	—	44.97	32.30		3,079,670	44	0.87	0.87	(0.26)
12/31/18		36.45	(0.02)	0.83	0.81	—	(3.27)	33.99	1.91		2,337,258	50	0.87	0.87	(0.05)
12/31/17		27.73	(0.02)	9.29	9.27	—	(0.55)	36.45	33.58		2,036,161	49	0.87	0.87	(0.05)
12/31/16		28.21	(0.02)	0.16	0.14	—	(0.62)	27.73	0.45		2,507,803	92	0.89	0.89	(0.06)

Class I
06/30/21		65.37	(0.02)	8.55	8.53	—	—	73.90	13.05		905,672	20	0.56	0.56	(0.06)
12/31/20		47.08	(0.05)	18.34	18.29	—	—	65.37	38.85		925,425	40	0.56	0.56	(0.09)
12/31/19		35.47	0.02	11.59	11.61	—	—	47.08	32.73		841,339	44	0.57	0.57	0.04
12/31/18		37.80	0.11	0.83	0.94	—	(3.27)	35.47	2.19		784,611	50	0.57	0.57	0.25
12/31/17	(c)	28.67	0.02	9.66	9.68	—	(0.55)	37.80	33.91		1,044,014	49	0.59	0.59	0.05
12/31/16		29.09	0.05	0.15	0.20	—	(0.62)	28.67	0.64		1,345	92	0.69	0.69	0.17

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/BlackRock Global Natural Resources Fund: 26.42% and 26.72%.

(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Causeway International Value Select Fund(a)
Class A
06/30/21		15.45		0.18		1.11		1.29		—	—	16.74	8.35	544,475	30	0.97	0.97	2.22
12/31/20		15.20		0.17		0.72		0.89		(0.64)	—	15.45	5.89	497,396	61	0.97	0.97	1.27
12/31/19		13.92		0.41		2.15		2.56		(0.45)	(0.83)	15.20	18.97	505,381	30	0.97	0.97	2.77
12/31/18		17.17		0.38		(3.37)		(2.99)		(0.26)	—	13.92	(17.51)	456,772	33	0.97	0.97	2.32
12/31/17		13.50		0.37		3.46		3.83		(0.16)	—	17.17	28.47	544,261	35	0.97	0.97	2.38
12/31/16		13.66	(b)	0.30	(b)	(0.30)	(b)	0.00	(b)	(0.16)	—	13.50	0.01	785,113	33	1.00	1.00	2.26

Class I
06/30/21		15.90		0.21		1.15		1.36		—	—	17.26	8.55	877,445	30	0.67	0.67	2.54
12/31/20		15.62		0.22		0.74		0.96		(0.68)	—	15.90	6.23	793,682	61	0.67	0.67	1.64
12/31/19		14.28		0.47		2.20		2.67		(0.50)	(0.83)	15.62	19.30	1,006,459	30	0.67	0.67	3.05
12/31/18		17.63		0.44		(3.46)		(3.02)		(0.33)	—	14.28	(17.26)	1,016,182	33	0.67	0.67	2.65
12/31/17	(c)	13.83		0.23		3.75		3.98		(0.18)	—	17.63	28.84	1,312,240	35	0.69	0.69	1.37
12/31/16		13.99	(b)	0.33	(b)	(0.31)	(b)	0.02	(b)	(0.18)	—	13.83	0.12	726	33	0.80	0.80	2.45

JNL/ClearBridge Large Cap Growth Fund
Class A
06/30/21		18.61		(0.03)		2.12		2.09		—	—	20.70	11.23	527,817	8	0.94	0.94	(0.28)
12/31/20		14.26		(0.02)		4.37		4.35		—	—	18.61	30.50	473,024	23	0.94	0.94	(0.11)
12/31/19		10.83		0.02		3.41		3.43		—	—	14.26	31.67	315,902	19	0.95	0.95	0.13
12/31/18		10.84		0.02		(0.03)		(0.01)		—	—	10.83	(0.09)	118,866	15	0.95	0.95	0.20
12/31/17	(d)	10.00		0.00		0.84		0.84		—	—	10.84	8.40	22,625	6	0.96	0.96	0.12

Class I
06/30/21		18.78		0.00		2.14		2.14		—	—	20.92	11.40	974,673	8	0.64	0.64	0.02
12/31/20		14.34		0.03		4.41		4.44		—	—	18.78	30.96	982,103	23	0.64	0.64	0.20
12/31/19		10.87		0.05		3.42		3.47		—	—	14.34	31.92	895,769	19	0.65	0.65	0.41
12/31/18		10.85		0.05		(0.03)		0.02		—	—	10.87	0.18	450,974	15	0.65	0.65	0.45
12/31/17	(d)	10.00		0.01		0.84		0.85		—	—	10.85	8.50	437,763	6	0.66	0.66	0.44

JNL/DFA International Core Equity Fund
Class A
06/30/21		11.50		0.15		1.04		1.19		—	—	12.69	10.35	75,822	42	0.91	0.91	2.38
12/31/20		10.82		0.14		0.61		0.75		(0.06)	(0.01)	11.50	6.96	35,467	14	0.91	0.92	1.41
12/31/19	(e)	10.00		0.05		0.77		0.82		—	—	10.82	8.20	9,460	5	0.97	0.97	0.96

Class I
06/30/21		11.56		0.15		1.07		1.22		—	—	12.78	10.55	4,564	42	0.56	0.61	2.48
12/31/20		10.84		0.18		0.62		0.80		(0.07)	(0.01)	11.56	7.35	75,586	14	0.56	0.62	1.83
12/31/19	(e)	10.00		0.07		0.77		0.84		—	—	10.84	8.40	63,773	5	0.65	0.67	1.38

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	On May 6, 2016, the Fund effected a 2 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share splits.
(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	The Fund commenced operations on September 25, 2017.
(e)	The Fund commenced operations on June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/DFA U.S. Core Equity Fund(a)
Class A
06/30/21		18.49	0.06	3.07	3.13	—	—	21.62	16.93	1,402,601	6	0.80		0.80		0.64
12/31/20		15.96	0.15	2.38	2.53	—	—	18.49	15.85	1,219,723	6	0.80		0.80		1.01
12/31/19		12.32	0.15	3.49	3.64	—	—	15.96	29.55	1,239,672	9	0.80		0.80		1.06
12/31/18		13.72	0.15	(1.19)	(1.04)	(0.13)	(0.23)	12.32	(7.75)	968,172	6	0.80		0.80		1.07
12/31/17		11.73	0.12	2.22	2.34	(0.11)	(0.24)	13.72	20.23	1,122,274	7	0.80	(b)	0.85	(b)	0.98
12/31/16		10.66	0.14	1.33	1.47	(0.11)	(0.29)	11.73	14.02	947,909	16	0.80		0.88		1.24

Class I
06/30/21		19.76	0.11	3.28	3.39	—	—	23.15	17.16	108,606	6	0.45		0.50		0.97
12/31/20		16.99	0.22	2.55	2.77	—	—	19.76	16.30	67,956	6	0.45		0.50		1.36
12/31/19		13.07	0.22	3.70	3.92	—	—	16.99	29.99	65,497	9	0.45		0.50		1.41
12/31/18		14.52	0.21	(1.26)	(1.05)	(0.17)	(0.23)	13.07	(7.46)	56,150	6	0.45		0.50		1.42
12/31/17	(c)	12.38	0.18	2.33	2.51	(0.13)	(0.24)	14.52	20.54	68,462	7	0.47	(b)	0.52	(b)	1.26
12/31/16		11.22	0.17	1.41	1.58	(0.13)	(0.29)	12.38	14.31	330	16	0.60		0.68		1.45

JNL/DFA U.S. Small Cap Fund(a)
Class A
06/30/21		9.36	0.01	2.23	2.24	—	—	11.60	23.93	523,474	17	1.01		1.01		0.18
12/31/20		8.27	0.04	1.05	1.09	—	—	9.36	13.18	206,800	23	1.02		1.02		0.53
12/31/19		7.42	0.03	1.52	1.55	(0.04)	(0.66)	8.27	21.36	152,344	26	1.04		1.04		0.42
12/31/18		10.33	0.03	(1.26)	(1.23)	(0.04)	(1.64)	7.42	(13.68)	78,485	38	1.06		1.06		0.34
12/31/17		9.72	0.01	0.95	0.96	(0.02)	(0.33)	10.33	10.15	67,066	61	1.15		1.15		0.07
12/31/16		8.30	0.02	2.09	2.11	(0.02)	(0.67)	9.72	26.75	113,318	20	1.17		1.17		0.29

Class I
06/30/21		9.39	0.03	2.24	2.27	—	—	11.66	24.17	15,417	17	0.66		0.71		0.54
12/31/20		8.27	0.07	1.05	1.12	—	—	9.39	13.54	7,965	23	0.67		0.72		0.89
12/31/19		7.43	0.06	1.52	1.58	(0.08)	(0.66)	8.27	21.80	4,948	26	0.69		0.74		0.71
12/31/18		10.34	0.06	(1.26)	(1.20)	(0.07)	(1.64)	7.43	(13.37)	15,637	38	0.71		0.76		0.62
12/31/17	(d)	9.69	0.02	0.63	0.65	—	—	10.34	6.71	62,254	61	0.76		0.81		0.66

JNL/DoubleLine Core Fixed Income Fund(a)
Class A
06/30/21		13.84	0.15	(0.19)	(0.04)	—	—	13.80	(0.29)	2,592,766	84	0.77		0.77		2.19
12/31/20		13.17	0.33	0.34	0.67	—	—	13.84	5.09	2,668,312	117	0.77		0.77		2.48
12/31/19		12.55	0.41	0.57	0.98	(0.36)	—	13.17	7.81	2,799,726	53	0.77		0.77		3.11
12/31/18		12.93	0.38	(0.44)	(0.06)	(0.13)	(0.19)	12.55	(0.45)	2,790,974	76	0.77		0.77		3.01
12/31/17		12.31	0.31	0.35	0.66	(0.04)	—	12.93	5.39	3,195,393	550	0.79	(b)(e)	0.81	(b)(e)	2.44
12/31/16		12.04	0.33	0.00	0.33	(0.05)	(0.01)	12.31	2.72	3,733,713	475	0.82	(e)	0.84	(e)	2.63

Class I
06/30/21		15.00	0.18	(0.19)	(0.01)	—	—	14.99	(0.07)	1,105,671	84	0.47		0.47		2.49
12/31/20		14.24	0.40	0.36	0.76	—	—	15.00	5.34	1,201,622	117	0.47		0.47		2.76
12/31/19		13.53	0.48	0.63	1.11	(0.40)	—	14.24	8.23	1,027,124	53	0.47		0.47		3.38
12/31/18		13.91	0.46	(0.48)	(0.02)	(0.17)	(0.19)	13.53	(0.17)	630,621	76	0.47		0.47		3.36
12/31/17	(c)	13.25	0.34	0.39	0.73	(0.07)	—	13.91	5.54	249,704	550	0.54	(b)(e)	0.54	(b)(e)	2.45
12/31/16		12.93	0.38	0.00	0.38	(0.05)	(0.01)	13.25	2.96	17,283	475	0.62	(e)	0.64	(e)	2.86

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/DoubleLine Core Fixed Income Fund were as follows: Class A: December 31, 2017: 0.79% (Net: 0.77%); December 31, 2016: 0.80% (Net: 0.78%). Class I: December 31, 2017: 0.52% (Net: 0.52%); December 31, 2016: 0.60% (Net: 0.58%). Effective January 1, 2017, the Fund voluntarily began waiving a portion of advisory fees. Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. The difference between the ratios of net and total expenses to average net assets for each share class may differ if the Fund had a significant increase in Class I shares during the year.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/DoubleLine Emerging Markets Fixed Income Fund(a)
Class A
06/30/21		12.20	0.18	(0.01)	0.17	—	—	12.37	1.39	165,971	29	1.07	1.07	3.03
12/31/20		11.84	0.40	(0.04)	0.36	—	—	12.20	3.04	156,897	48	1.08	1.08	3.46
12/31/19		10.63	0.52	0.69	1.21	—	—	11.84	11.38	47,569	34	1.09	1.09	4.51
12/31/18		11.11	0.33	(0.64)	(0.31)	—	(0.17)	10.63	(2.81)	13,801	54	1.10	1.10	3.04
12/31/17		10.49	0.34	0.42	0.76	(0.07)	(0.07)	11.11	7.30	11,771	103	1.09	1.09	3.10
12/31/16	(b)	10.00	0.26	0.23	0.49	—	—	10.49	4.90	136,446	68	1.10	1.10	3.59

Class I
06/30/21		12.06	0.20	(0.02)	0.18	—	—	12.24	1.49	752,891	29	0.77	0.77	3.33
12/31/20		11.67	0.44	(0.05)	0.39	—	—	12.06	3.34	595,220	48	0.78	0.78	3.93
12/31/19		10.45	0.54	0.68	1.22	—	—	11.67	11.67	597,896	34	0.79	0.79	4.85
12/31/18		11.13	0.36	(0.64)	(0.28)	(0.23)	(0.17)	10.45	(2.51)	487,466	54	0.80	0.80	3.34
12/31/17	(c)	11.13	0.08	(0.08)	0.00	—	—	11.13	0.00	531,827	103	0.82	0.82	2.64

JNL/DoubleLine Shiller Enhanced CAPE Fund(a)
Class A
06/30/21		19.12	0.08	2.90	2.98	—	—	22.10	15.59	1,918,457	44	1.00	1.00	0.81
12/31/20		16.60	0.23	2.29	2.52	—	—	19.12	15.18	1,594,961	71	1.01	1.01	1.43
12/31/19		12.42	0.36	3.82	4.18	—	—	16.60	33.66	1,499,136	52	1.02	1.03	2.42
12/31/18		14.96	0.36	(0.91)	(0.55)	(0.12)	(1.87)	12.42	(4.51)	848,145	56	1.04	1.04	2.39
12/31/17		12.86	0.23	2.50	2.73	—	(0.63)	14.96	21.51	673,994	88	1.07	1.07	1.63
12/31/16		10.99	0.19	1.88	2.07	(0.10)	(0.10)	12.86	18.90	810,413	106	1.09	1.09	1.54

Class I
06/30/21		19.27	0.11	2.93	3.04	—	—	22.31	15.78	637,183	44	0.70	0.70	1.11
12/31/20		16.68	0.27	2.32	2.59	—	—	19.27	15.53	600,061	71	0.71	0.71	1.73
12/31/19		12.44	0.41	3.83	4.24	—	—	16.68	34.08	593,948	52	0.72	0.73	2.76
12/31/18		14.97	0.40	(0.90)	(0.50)	(0.16)	(1.87)	12.44	(4.23)	529,353	56	0.74	0.74	2.64
12/31/17	(c)	14.09	0.09	0.79	0.88	—	—	14.97	6.25	730,742	88	0.79	0.79	2.33

JNL/DoubleLine Total Return Fund(a)
Class A
06/30/21		11.57	0.15	(0.16)	(0.01)	—	—	11.56	(0.09)	1,028,708	50	0.82	0.82	2.71
12/31/20		11.27	0.31	(0.01)	0.30	—	—	11.57	2.66	1,052,998	50	0.82	0.82	2.74
12/31/19		10.67	0.37	0.23	0.60	—	—	11.27	5.62	1,111,722	25	0.82	0.82	3.37
12/31/18		10.85	0.37	(0.19)	0.18	(0.36)	—	10.67	1.71	952,987	26	0.83	0.83	3.48
12/31/17		10.70	0.35	0.09	0.44	(0.29)	—	10.85	4.16	866,061	21	0.84	0.84	3.19
12/31/16		10.65	0.32	(0.10)	0.22	(0.17)	—	10.70	2.05	2,561,009	18	0.83	0.84	2.97

Class I
06/30/21		11.63	0.17	(0.16)	0.01	—	—	11.64	0.09	1,717,308	50	0.52	0.52	3.01
12/31/20		11.29	0.35	(0.01)	0.34	—	—	11.63	3.01	1,795,030	50	0.52	0.52	3.02
12/31/19		10.66	0.41	0.22	0.63	—	—	11.29	5.91	1,564,576	25	0.52	0.52	3.67
12/31/18		10.85	0.41	(0.19)	0.22	(0.41)	—	10.66	2.11	1,298,704	26	0.53	0.53	3.77
12/31/17	(c)	10.82	0.11	(0.08)	0.03	—	—	10.85	0.28	1,521,328	21	0.57	0.57	3.68

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	The Fund commenced operations on April 25, 2016.
(c)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Fidelity Institutional Asset Management Total Bond Fund(a)
Class A
06/30/21		13.02	0.11	(0.23)	(0.12)	—	—	12.90	(0.92)	1,034,384	51	(b)	0.78		0.78		1.80
12/31/20		12.01	0.25	0.76	1.01	—	—	13.02	8.41	1,054,838	129	(b)	0.79		0.79		1.98
12/31/19		11.19	0.30	0.73	1.03	(0.21)	—	12.01	9.23	891,521	364	(b)	0.81		0.81		2.54
12/31/18		11.68	0.27	(0.46)	(0.19)	(0.30)	—	11.19	(1.59)	859,612	318	(b)	0.84		0.84		2.40
12/31/17		11.57	0.26	0.09	0.35	(0.24)	—	11.68	3.02	959,472	226	(b)	0.86	(c)	0.87	(c)	2.19
12/31/16		11.61	0.22	0.03	0.25	(0.29)	—	11.57	2.10	1,145,530	443	(b)	0.86		0.87		1.81

Class I
06/30/21		13.30	0.14	(0.24)	(0.10)	—	—	13.20	(0.75)	276,775	51	(b)	0.48		0.48		2.10
12/31/20		12.24	0.28	0.78	1.06	—	—	13.30	8.66	322,922	129	(b)	0.49		0.49		2.20
12/31/19		11.40	0.34	0.75	1.09	(0.25)	—	12.24	9.56	118,021	364	(b)	0.51		0.51		2.84
12/31/18		11.89	0.31	(0.47)	(0.16)	(0.33)	—	11.40	(1.29)	91,757	318	(b)	0.54		0.54		2.67
12/31/17	(d)	11.77	0.30	0.09	0.39	(0.27)	—	11.89	3.27	155,230	226	(b)	0.58	(c)	0.58	(c)	2.50
12/31/16		11.80	0.24	0.04	0.28	(0.31)	—	11.77	2.33	480	443	(b)	0.66		0.67		2.01

JNL/First Sentier Global Infrastructure Fund(a)(e)
Class A
06/30/21		15.44	0.17	0.90	1.07	—	—	16.51	6.93	683,988	22		1.15		1.15		2.07
12/31/20		16.03	0.19	(0.78)	(0.59)	—	—	15.44	(3.68)	636,060	78		1.15		1.15		1.32
12/31/19		12.63	0.32	3.08	3.40	—	—	16.03	26.92	782,786	49		1.15		1.15		2.16
12/31/18		13.95	0.37	(1.25)	(0.88)	(0.44)	—	12.63	(6.40)	727,790	155		1.15		1.15		2.71
12/31/17		12.92	0.29	0.99	1.28	(0.25)	—	13.95	9.90	957,356	97		1.15		1.15		2.06
12/31/16		11.76	0.24	1.25	1.49	(0.33)	—	12.92	12.58	900,328	100		1.15		1.15		1.90

Class I
06/30/21		15.61	0.19	0.92	1.11	—	—	16.72	7.11	342,731	22		0.85		0.85		2.34
12/31/20		16.16	0.23	(0.78)	(0.55)	—	—	15.61	(3.40)	333,729	78		0.85		0.85		1.61
12/31/19		12.70	0.38	3.08	3.46	—	—	16.16	27.24	232,318	49		0.85		0.85		2.54
12/31/18		14.02	0.41	(1.25)	(0.84)	(0.48)	—	12.70	(6.10)	137,753	155		0.85		0.85		3.04
12/31/17	(d)	12.97	0.32	1.01	1.33	(0.28)	—	14.02	10.19	60,889	97		0.86		0.86		2.31
12/31/16		11.82	0.28	1.23	1.51	(0.36)	—	12.97	12.72	247	100		0.95		0.95		2.15

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Portfolio turnover including dollar roll transactions for JNL/Fidelity Institutional Asset Management Total Bond Fund was 531%, 350%, 433%, 508%, 241% and 104% in 2016, 2017, 2018, 2019, 2020 and 2021 respectively.

(c)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)	Effective April 26, 2021, JNL/First State Global Infrastructure Fund name was changed to JNL/First Sentier Global Infrastructure Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Franklin Templeton Global Multisector Bond Fund(a)
Class A
06/30/21		7.86	0.30	(0.39)	(0.09)	—		—	7.77	(1.15)	532,349	32		1.07	1.07	7.74
12/31/20		9.86	0.34	(1.01)	(0.67)	(1.33)		—	7.86	(6.70)	545,200	50		1.06	1.06	3.74
12/31/19		10.80	0.60	(0.50)	0.10	(1.04)		—	9.86	1.05	621,702	45		1.02	1.02	5.59
12/31/18		10.73	0.57	(0.50)	0.07	—		—	10.80	0.65	663,191	22		1.01	1.01	5.26
12/31/17		10.36	0.55	(0.18)	0.37	—		—	10.73	3.57	725,646	46		1.03	1.03	5.16
12/31/16		10.04	0.45	(0.07)	0.38	(0.00)	(b)	(0.06)	10.36	3.82	1,724,715	65		1.05	1.07	4.62

Class I
06/30/21		7.95	0.30	(0.38)	(0.08)	—		—	7.87	(1.01)	3,893	32		0.77	0.77	7.70
12/31/20		9.96	0.39	(1.04)	(0.65)	(1.36)		—	7.95	(6.40)	55,503	50		0.76	0.76	4.08
12/31/19		10.90	0.64	(0.50)	0.14	(1.08)		—	9.96	1.39	478,822	45		0.72	0.72	5.86
12/31/18		10.80	0.60	(0.50)	0.10	—		—	10.90	0.93	874,768	22		0.71	0.71	5.56
12/31/17	(c)	10.40	0.75	(0.35)	0.40	—		—	10.80	3.85	988,263	46		0.75	0.75	6.88
12/31/16		10.08	0.47	(0.06)	0.41	(0.03)		(0.06)	10.40	4.05	212	65		0.85	0.87	4.81

JNL/Franklin Templeton Growth Allocation Fund(d)
Class A
06/30/21		16.57	0.10	1.48	1.58	—		—	18.15	9.54	1,200,589	35		1.00	1.01	1.12
12/31/20		14.89	0.19	1.49	1.68	—		—	16.57	11.28	1,167,396	81		0.99	1.00	1.30
12/31/19	(e)	12.65	0.09	2.15	2.24	—		—	14.89	17.71	1,209,936	109	(f)	0.68	0.69	0.64
12/31/18		13.97	0.34	(1.66)	(1.32)	—		—	12.65	(9.45)	1,175,318	5		0.35	0.35	2.45
12/31/17		12.50	0.35	1.12	1.47	—		—	13.97	11.76	1,480,293	104	(g)	0.14	0.14	2.65
12/31/16		11.02	0.34	1.14	1.48	—		—	12.50	13.43	1,454,361	8		0.05	0.05	2.99

Class I
06/30/21		16.73	0.12	1.51	1.63	—		—	18.36	9.74	1,807	35		0.70	0.71	1.42
12/31/20		14.99	0.23	1.51	1.74	—		—	16.73	11.61	1,402	81		0.69	0.70	1.57
12/31/19	(e)	12.70	0.14	2.15	2.29	—		—	14.99	18.03	1,537	109	(f)	0.41	0.42	1.02
12/31/18		13.98	0.82	(2.10)	(1.28)	—		—	12.70	(9.16)	1,030	5		0.05	0.05	5.95
12/31/17	(h)	13.62	0.00	0.36	0.36	—		—	13.98	2.64	6	104	(g)	0.04	0.04	(0.04)

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Amount represents less than $0.005.
(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(e)

On June 24, 2019, JNL/Franklin Templeton Founding Strategy Fund name was changed to JNL/Franklin Templeton Growth Allocation Fund and became a Sub-Advised Fund. Prior to June 24, 2019, the fund held securities selected by the Sub-Advisor and was considered a “Fund of Funds.”

(f)

Portfolio turnover for JNL/Franklin Templeton Growth Allocation Fund includes the sale of the Fund’s underlying funds effective June 24, 2019. Portfolio turnover not including the sale of the Fund’s underlying funds was 89% in 2019.

(g)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover for JNL/Franklin Templeton Growth Allocation Fund not including the purchase and sale of each Underlying Fund was 4%.

(h)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Franklin Templeton Income Fund(a)
Class A
06/30/21		12.81	0.24		0.97	1.21	—	—	14.02	9.45	1,705,285	15		0.93	0.93	3.58
12/31/20		12.70	0.45		(0.34)	0.11	—	—	12.81	0.87	1,648,143	49		0.93	0.93	3.84
12/31/19		10.95	0.48		1.27	1.75	—	—	12.70	15.98	1,877,152	29		0.93	0.93	4.00
12/31/18		11.98	0.50		(0.99)	(0.49)	(0.54)	—	10.95	(4.22)	1,753,784	50		0.92	0.92	4.20
12/31/17		11.32	0.47		0.65	1.12	(0.46)	—	11.98	9.93	2,054,043	24		0.92	0.92	4.01
12/31/16		10.39	0.45		1.00	1.45	(0.52)	—	11.32	14.12	2,469,017	43		0.93	0.93	4.15

Class I
06/30/21		12.31	0.25		0.94	1.19	—	—	13.50	9.67	7,620	15		0.63	0.63	3.88
12/31/20		12.17	0.47		(0.33)	0.14	—	—	12.31	1.15	5,401	49		0.63	0.63	4.13
12/31/19		10.46	0.58		1.13	1.71	—	—	12.17	16.35	3,929	29		0.63	0.63	5.12
12/31/18		11.47	0.51		(0.94)	(0.43)	(0.58)	—	10.46	(3.95)	398,824	50		0.62	0.62	4.50
12/31/17	(b)	10.85	0.46		0.64	1.10	(0.48)	—	11.47	10.20	492,685	24		0.64	0.64	4.07
12/31/16		9.99	0.45		0.95	1.40	(0.54)	—	10.85	14.23	579	43		0.73	0.73	4.36

JNL/Goldman Sachs 4 Fund(c)(d)
Class A
06/30/21		25.00	0.04		5.28	5.32	—	—	30.32	21.28	6,130,442	36		0.48	0.48	0.31
12/31/20		23.92	(0.08)		1.16	1.08	—	—	25.00	4.52	5,495,372	0		0.35	0.35	(0.35)
12/31/19		19.13	0.48		4.31	4.79	—	—	23.92	25.04	6,455,609	11		0.35	0.35	2.20
12/31/18		20.41	0.37		(1.65)	(1.28)	—	—	19.13	(6.27)	5,878,323	7		0.35	0.35	1.76
12/31/17		17.69	0.37		2.35	2.72	—	—	20.41	15.38	7,125,698	102	(e)	0.13	0.13	2.02
12/31/16		16.04	0.32		1.33	1.65	—	—	17.69	10.29	7,122,476	7		0.05	0.05	1.91

Class I
06/30/21		25.25	0.10		5.31	5.41	—	—	30.66	21.43	24,942	36		0.18	0.18	0.69
12/31/20		24.08	(0.01)		1.18	1.17	—	—	25.25	4.86	17,026	0		0.05	0.05	(0.05)
12/31/19		19.20	0.69		4.19	4.88	—	—	24.08	25.42	12,073	11		0.05	0.05	3.12
12/31/18		20.42	0.71		(1.93)	(1.22)	—	—	19.20	(5.97)	5,654	7		0.05	0.05	3.37
12/31/17	(f)	18.63	(0.00)	(g)	1.79	1.79	—	—	20.42	9.61	826	102	(e)	0.06	0.06	(0.06)

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(d)	On April 26, 2021, JNL/Goldman Sachs 4 Fund became a Sub-Advised Fund. Prior to April 26, 2021, the fund held affiliated funds selected by the Adviser and was considered a “Fund of Funds.”
(e)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs 4 Fund: 5%.

(f)	Effective September 25, 2017, Class I shares were offered by the Fund.
(g)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/GQG Emerging Markets Equity Fund
Class A
06/30/21		14.35	0.08	0.58	0.66	—	—	15.01	4.60	336,391	61	1.36	1.36	1.11
12/31/20		10.78	(0.05)	3.62	3.57	—	—	14.35	33.12	225,079	102	1.36	1.36	(0.47)
12/31/19		8.94	0.11	1.77	1.88	(0.04)	—	10.78	21.09	81,360	85	1.36	1.36	1.07
12/31/18		10.51	0.03	(1.60)	(1.57)	—	—	8.94	(14.94)	18,433	115	1.36	1.36	0.34
12/31/17	(a)	10.00	(0.01)	0.52	0.51	—	—	10.51	5.10	3,048	31	1.36	1.36	(0.27)

Class I
06/30/21		14.49	0.10	0.58	0.68	—	—	15.17	4.69	691,839	61	1.06	1.06	1.35
12/31/20		10.85	0.01	3.63	3.64	—	—	14.49	33.55	590,125	102	1.06	1.06	0.09
12/31/19		8.98	0.14	1.78	1.92	(0.05)	—	10.85	21.38	567,543	85	1.06	1.06	1.42
12/31/18		10.52	0.07	(1.61)	(1.54)	—	—	8.98	(14.64)	442,362	115	1.06	1.06	0.67
12/31/17	(a)	10.00	0.00	0.52	0.52	—	—	10.52	5.20	413,849	31	1.06	1.06	(0.07)

JNL/Harris Oakmark Global Equity Fund(b)
Class A
06/30/21		11.88	0.08	1.98	2.06	—	—	13.94	17.34	570,058	17	1.14	1.14	1.21
12/31/20		11.00	0.02	1.21	1.23	(0.35)	—	11.88	11.25	420,279	34	1.14	1.14	0.20
12/31/19		9.23	0.15	2.36	2.51	(0.17)	(0.57)	11.00	27.64	453,053	30	1.16	1.16	1.45
12/31/18		12.10	0.13	(2.67)	(2.54)	(0.08)	(0.25)	9.23	(21.22)	405,484	42	1.17	1.17	1.13
12/31/17		9.87	0.09	2.17	2.26	(0.03)	—	12.10	22.86	569,264	47	1.19	1.19	0.75
12/31/16		8.86	0.14	0.96	1.10	(0.09)	—	9.87	12.45	64,916	42	1.21	1.21	1.57

Class I
06/30/21		11.90	0.10	1.98	2.08	—	—	13.98	17.48	379,892	17	0.84	0.84	1.46
12/31/20		11.01	0.05	1.23	1.28	(0.39)	—	11.90	11.68	351,584	34	0.84	0.84	0.50
12/31/19		9.25	0.18	2.36	2.54	(0.21)	(0.57)	11.01	27.93	409,144	30	0.86	0.86	1.75
12/31/18		12.11	0.16	(2.67)	(2.51)	(0.10)	(0.25)	9.25	(20.97)	407,105	42	0.87	0.87	1.44
12/31/17	(c)	11.85	0.00	0.26	0.26	—	—	12.11	2.19	552,138	47	0.86	0.86	0.16

JNL/Heitman U.S. Focused Real Estate Fund
Class A
06/30/21		9.99	0.12	2.30	2.42	—	—	12.41	24.22	89,068	67	1.10	1.10	2.18
12/31/20		11.66	0.14	(0.64)	(0.50)	(0.19)	(0.98)	9.99	(4.14)	32,876	256	1.10	1.10	1.35
12/31/19		9.39	0.20	2.17	2.37	(0.10)	—	11.66	25.26	32,373	172	1.10	1.10	1.80
12/31/18	(d)	10.00	0.10	(0.71)	(0.61)	—	—	9.39	(6.10)	3,046	94	1.10	1.10	2.73

Class I
06/30/21		10.05	0.12	2.34	2.46	—	—	12.51	24.48	182,994	67	0.80	0.80	2.24
12/31/20		11.71	0.17	(0.64)	(0.47)	(0.21)	(0.98)	10.05	(3.89)	166,365	256	0.80	0.80	1.66
12/31/19		9.40	0.22	2.19	2.41	(0.10)	—	11.71	25.67	165,458	172	0.80	0.80	1.99
12/31/18	(d)	10.00	0.10	(0.70)	(0.60)	—	—	9.40	(6.00)	139,768	94	0.80	0.80	2.73

(a)	The Fund commenced operations on September 25, 2017.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Invesco Diversified Dividend Fund
Class A
06/30/21		11.58	0.12	1.38	1.50	—	—	13.08	12.95	155,324	13	0.98		0.98		1.95
12/31/20		11.51	0.22	(0.15)	0.07	—	—	11.58	0.61	117,951	9	0.98		0.98		2.10
12/31/19		9.54	0.22	2.04	2.26	(0.23)	(0.06)	11.51	23.84	106,008	5	0.98		0.98		2.04
12/31/18		10.33	0.21	(0.96)	(0.75)	(0.04)	—	9.54	(7.26)	50,717	22	0.98		0.98		2.08
12/31/17	(a)	10.00	0.04	0.29	0.33	—	—	10.33	3.30	10,136	3	0.99		0.99		1.62

Class I
06/30/21		11.69	0.14	1.40	1.54	—	—	13.23	13.17	853,030	13	0.68		0.68		2.26
12/31/20		11.59	0.25	(0.15)	0.10	—	—	11.69	0.86	1,017,726	9	0.68		0.68		2.40
12/31/19		9.58	0.25	2.06	2.31	(0.24)	(0.06)	11.59	24.28	865,164	5	0.68		0.68		2.33
12/31/18		10.34	0.24	(0.96)	(0.72)	(0.04)	—	9.58	(6.96)	429,762	22	0.68		0.68		2.36
12/31/17	(a)	10.00	0.05	0.29	0.34	—	—	10.34	3.40	547,212	3	0.69		0.69		1.77

JNL/Invesco Global Growth Fund(b)
Class A
06/30/21		24.07	(0.05)	2.85	2.80	—	—	26.87	11.63	1,975,275	4	0.96		0.96		(0.37)
12/31/20		18.78	(0.04)	5.33	5.29	—	—	24.07	28.17	1,905,584	10	0.95		0.95		(0.21)
12/31/19		15.61	0.09	4.68	4.77	(0.12)	(1.48)	18.78	31.28	1,852,577	9	0.95		0.95		0.52
12/31/18		18.57	0.14	(2.57)	(2.43)	(0.12)	(0.41)	15.61	(13.21)	1,565,610	19	0.95		0.95		0.74
12/31/17		13.74	0.08	4.88	4.96	(0.13)	—	18.57	36.15	1,964,715	14	0.95	(c)	0.96	(c)	0.52
12/31/16		14.23	0.12	(0.11)	0.01	(0.08)	(0.42)	13.74	0.10	1,809,162	19	0.96		0.97		0.86

Class I
06/30/21		24.61	(0.01)	2.91	2.90	—	—	27.51	11.78	793,594	4	0.66		0.66		(0.07)
12/31/20		19.15	0.02	5.44	5.46	—	—	24.61	28.51	769,286	10	0.65		0.65		0.10
12/31/19		15.89	0.15	4.77	4.92	(0.18)	(1.48)	19.15	31.73	742,104	9	0.65		0.65		0.81
12/31/18		18.89	0.20	(2.62)	(2.42)	(0.17)	(0.41)	15.89	(12.97)	624,314	19	0.65		0.65		1.04
12/31/17	(d)	13.97	0.07	5.00	5.07	(0.15)	—	18.89	36.39	651,989	14	0.68	(c)	0.68	(c)	0.36
12/31/16		14.44	0.14	(0.09)	0.05	(0.10)	(0.42)	13.97	0.40	1,456	19	0.76		0.77		1.04

(a)	The Fund commenced operations on September 25, 2017.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Invesco International Growth Fund(a)
Class A
06/30/21		15.25	0.07	0.93	1.00	—	—	16.25	6.56	913,017	17	0.98		0.98		0.87
12/31/20		13.90	0.08	1.82	1.90	(0.30)	(0.25)	15.25	13.78	907,695	57	0.98		0.98		0.58
12/31/19		11.71	0.20	3.04	3.24	(0.24)	(0.81)	13.90	28.14	923,887	25	0.98		0.98		1.47
12/31/18		14.10	0.23	(2.35)	(2.12)	(0.27)	—	11.71	(15.08)	827,489	38	0.97		0.97		1.69
12/31/17		11.65	0.18	2.51	2.69	(0.19)	(0.05)	14.10	23.20	1,069,305	33	0.97	(b)	0.97	(b)	1.38
12/31/16		12.25	0.18	(0.32)	(0.14)	(0.21)	(0.25)	11.65	(1.19)	1,250,916	21	0.98		0.98		1.49

Class I
06/30/21		16.20	0.10	0.99	1.09	—	—	17.29	6.73	266,673	17	0.68		0.68		1.15
12/31/20		14.73	0.12	1.94	2.06	(0.34)	(0.25)	16.20	14.15	274,534	57	0.68		0.68		0.85
12/31/19		12.36	0.25	3.22	3.47	(0.29)	(0.81)	14.73	28.52	186,531	25	0.68		0.68		1.77
12/31/18		14.86	0.29	(2.48)	(2.19)	(0.31)	—	12.36	(14.78)	206,081	38	0.67		0.67		2.06
12/31/17	(c)	12.26	0.07	2.80	2.87	(0.22)	(0.05)	14.86	23.47	429,217	33	0.69	(b)	0.69	(b)	0.45
12/31/16		12.88	0.22	(0.35)	(0.13)	(0.24)	(0.25)	12.26	(1.06)	633	21	0.78		0.78		1.70

JNL/Invesco Small Cap Growth Fund(a)
Class A
06/30/21		41.96	(0.20)	3.95	3.75	—	—	45.71	8.94	2,687,065	18	1.05		1.05		(0.90)
12/31/20		26.81	(0.22)	15.37	15.15	—	—	41.96	56.51	2,536,309	51	1.06		1.06		(0.74)
12/31/19		21.55	(0.03)	5.29	5.26	—	—	26.81	24.41	1,806,339	31	1.06		1.06		(0.14)
12/31/18		24.91	(0.08)	(2.08)	(2.16)	—	(1.20)	21.55	(9.11)	1,574,523	23	1.07		1.07		(0.31)
12/31/17		20.48	(0.07)	5.13	5.06	—	(0.63)	24.91	24.96	1,681,534	27	1.10	(b)	1.11	(b)	(0.32)
12/31/16		18.86	(0.04)	2.18	2.14	—	(0.52)	20.48	11.51	1,534,205	33	1.10		1.11		(0.20)

Class I
06/30/21		43.97	(0.14)	4.13	3.99	—	—	47.96	9.07	25,069	18	0.75		0.75		(0.60)
12/31/20		28.01	(0.15)	16.11	15.96	—	—	43.97	56.98	21,332	51	0.76		0.76		(0.49)
12/31/19		22.44	0.03	5.54	5.57	—	—	28.01	24.82	57,082	31	0.76		0.76		0.10
12/31/18		25.81	(0.01)	(2.16)	(2.17)	—	(1.20)	22.44	(8.83)	164,359	23	0.77		0.77		(0.02)
12/31/17	(c)	21.16	0.00	5.28	5.28	—	(0.63)	25.81	25.20	235,662	27	0.81	(b)	0.81	(b)	0.01
12/31/16		19.43	0.00	2.25	2.25	—	(0.52)	21.16	11.74	802	33	0.90		0.91		(0.01)

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/JPMorgan Global Allocation Fund(a)
Class A
06/30/21		13.84	0.08	0.72	0.80	—	—	14.64	5.78	1,450,506	63	1.06	(b)	1.06	(b)	1.10
12/31/20		12.39	0.11	1.34	1.45	—	—	13.84	11.70	1,467,097	138	1.06	(b)	1.06	(b)	0.90
12/31/19	(c)	10.52	0.16	1.71	1.87	—	—	12.39	17.78	38,453	188	1.02	(b)	1.10	(b)	1.34
12/31/18	(c)	11.64	0.12	(1.13)	(1.01)	(0.11)	—	10.52	(8.74)	32,186	43	1.11		1.11		1.09
12/31/17	(c)	10.27	0.11	1.51	1.62	(0.25)	—	11.64	15.89	38,609	35	1.11		1.11		0.96
12/31/16	(c)	9.88	0.09	0.30	0.39	—	—	10.27	3.95	35,580	83	1.10		1.10		0.86

Class I
06/30/21		13.95	0.10	0.73	0.83	—	—	14.78	5.95	3,120	63	0.76	(b)	0.76	(b)	1.40
12/31/20		12.45	0.14	1.36	1.50	—	—	13.95	12.05	2,305	138	0.64	(b)	0.77	(b)	1.17
12/31/19	(c)	10.55	0.21	1.69	1.90	—	—	12.45	18.01	13,144	188	0.63	(b)	0.78	(b)	1.78
12/31/18	(c)	11.65	0.18	(1.15)	(0.97)	(0.13)	—	10.55	(8.34)	—	43	0.71		0.71		1.56
12/31/17	(c)(d)	11.20	0.07	0.38	0.45	—	—	11.65	4.02	1	35	0.73		0.73		2.17

JNL/JPMorgan Hedged Equity Fund
Class A
06/30/21		12.00	0.03	1.00	1.03	—	—	13.03	8.58	428,659	20	0.97	(e)	0.97	(e)	0.43
12/31/20		10.59	0.09	1.37	1.46	(0.05)	—	12.00	13.80	340,365	76	0.97	(e)	0.97	(e)	0.77
12/31/19		9.51	0.09	1.16	1.25	—	(0.17)	10.59	13.16	83,517	45	0.96	(e)	0.96	(e)	0.90
12/31/18	(f)	10.00	0.04	(0.48)	(0.44)	(0.03)	(0.02)	9.51	(4.47)	19,436	12	0.99	(e)	0.99	(e)	1.02

Class I
06/30/21		12.07	0.05	1.00	1.05	—	—	13.12	8.70	149,502	20	0.67	(e)	0.67	(e)	0.73
12/31/20		10.63	0.12	1.38	1.50	(0.06)	—	12.07	14.08	144,751	76	0.67	(e)	0.67	(e)	1.06
12/31/19		9.51	0.12	1.17	1.29	—	(0.17)	10.63	13.59	201,878	45	0.66	(e)	0.66	(e)	1.16
12/31/18	(f)	10.00	0.06	(0.50)	(0.44)	(0.03)	(0.02)	9.51	(4.43)	83,681	12	0.69	(e)	0.69	(e)	1.48

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Global Allocation Fund were as follows: Class A: June 30, 2021: 1.04%; December 31, 2020: 1.05%; December 31, 2019: 1.08% (Net: 1.00%). Class I: June 30, 2021: 0.74%; December 31, 2020: 0.75%; December 31, 2019: 0.77% (Net: 0.62%). Effective June 24, 2019, JNL/JPMorgan Global Allocation Fund voluntarily and contractually began waiving a portion of advisory fees. Effective October 14, 2019, the voluntary waiver became contractual.

(c)	Consolidated Financial Statements.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Hedged Equity Fund were as follows: Class A: June 30, 2021: 0.96%; December 31, 2020: 0.96%; December 31, 2019: 0.95%; December 31, 2018: 0.95%. Class I: June 30, 2021: 0.66%; December 31, 2020: 0.66%; December 31, 2019: 0.65%; December 31, 2018: 0.65%.

(f)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/JPMorgan MidCap Growth Fund(a)
Class A
06/30/21		61.20	(0.16)	5.53	5.37	—	—	66.57	8.77	3,486,184	26	0.88	0.88	(0.51)
12/31/20		41.36	(0.20)	20.04	19.84	—	—	61.20	47.97	3,393,687	60	0.90	0.90	(0.42)
12/31/19		29.56	(0.09)	11.89	11.80	—	—	41.36	39.92	2,118,202	48	0.91	0.91	(0.24)
12/31/18		34.51	(0.09)	(1.44)	(1.53)	—	(3.42)	29.56	(5.00)	1,426,313	56	0.91	0.91	(0.26)
12/31/17		27.08	(0.06)	7.99	7.93	—	(0.50)	34.51	29.40	1,477,372	55	0.92	0.92	(0.21)
12/31/16		29.43	(0.02)	0.13	0.11	—	(2.46)	27.08	0.52	1,561,280	44	0.93	0.93	(0.09)

Class I
06/30/21		63.41	(0.07)	5.73	5.66	—	—	69.07	8.93	446,721	26	0.58	0.58	(0.22)
12/31/20		42.72	(0.05)	20.74	20.69	—	—	63.41	48.43	354,786	60	0.60	0.60	(0.11)
12/31/19		30.44	0.03	12.25	12.28	—	—	42.72	40.34	291,438	48	0.61	0.61	0.07
12/31/18		35.33	0.01	(1.48)	(1.47)	—	(3.42)	30.44	(4.71)	392,977	56	0.61	0.61	0.04
12/31/17	(b)	27.65	(0.02)	8.20	8.18	—	(0.50)	35.33	29.70	615,880	55	0.63	0.63	(0.06)
12/31/16		29.94	0.03	0.14	0.17	—	(2.46)	27.65	0.71	228	44	0.73	0.73	0.11

JNL/JPMorgan U.S. Government & Quality Bond Fund(a)
Class A
06/30/21		14.46	0.10	(0.35)	(0.25)	—	—	14.21	(1.73)	1,332,294	6	0.68	0.68	1.44
12/31/20		13.52	0.19	0.75	0.94	—	—	14.46	6.95	1,659,012	46	0.68	0.68	1.35
12/31/19		12.70	0.30	0.52	0.82	—	—	13.52	6.46	967,204	16	0.70	0.70	2.25
12/31/18		13.09	0.30	(0.25)	0.05	(0.41)	(0.03)	12.70	0.45	838,851	3	0.69	0.69	2.36
12/31/17		13.11	0.29	0.04	0.33	(0.35)	—	13.09	2.51	841,921	6	0.68	0.68	2.18
12/31/16		13.16	0.28	(0.08)	0.20	(0.25)	—	13.11	1.45	1,496,044	18	0.68	0.68	2.04

Class I
06/30/21		15.30	0.13	(0.37)	(0.24)	—	—	15.06	(1.57)	446,008	6	0.38	0.38	1.76
12/31/20		14.27	0.25	0.78	1.03	—	—	15.30	7.22	625,482	46	0.38	0.38	1.63
12/31/19		13.36	0.36	0.55	0.91	—	—	14.27	6.81	256,961	16	0.40	0.40	2.56
12/31/18		13.75	0.36	(0.27)	0.09	(0.45)	(0.03)	13.36	0.77	231,252	3	0.39	0.39	2.65
12/31/17	(b)	13.76	0.35	0.02	0.37	(0.38)	—	13.75	2.70	522,010	6	0.40	0.40	2.52
12/31/16		13.80	0.32	(0.09)	0.23	(0.27)	—	13.76	1.62	790	18	0.48	0.48	2.24

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/JPMorgan U.S. Value Fund(a)(b)
Class A
06/30/21		11.95	0.07	2.22	2.29	—	—	14.24	19.16	898,518	14	0.90		0.90		1.10
12/31/20		12.42	0.17	(0.64)	(0.47)	—	—	11.95	(3.78)	723,426	79	0.94		0.94		1.65
12/31/19		10.10	0.22	2.10	2.32	—	—	12.42	22.97	631,200	22	1.01		1.01		1.91
12/31/18		11.66	0.19	(1.21)	(1.02)	(0.14)	(0.40)	10.10	(9.03)	572,358	21	0.99		0.99		1.66
12/31/17		11.31	0.17	0.73	0.90	(0.35)	(0.20)	11.66	8.11	703,977	18	0.99	(c)	1.02	(c)	1.45
12/31/16		10.73	0.19	1.42	1.61	(0.28)	(0.75)	11.31	15.68	1,190,462	20	1.02		1.03		1.69

Class I
06/30/21		12.14	0.09	2.27	2.36	—	—	14.50	19.44	391,582	14	0.60		0.60		1.39
12/31/20		12.59	0.20	(0.65)	(0.45)	—	—	12.14	(3.57)	373,488	79	0.60		0.60		1.84
12/31/19		10.20	0.24	2.15	2.39	—	—	12.59	23.43	2,121	22	0.70		0.70		2.13
12/31/18		11.78	0.23	(1.23)	(1.00)	(0.18)	(0.40)	10.20	(8.76)	391,915	21	0.69		0.69		1.96
12/31/17	(d)	11.41	0.21	0.74	0.95	(0.38)	(0.20)	11.78	8.41	516,750	18	0.71	(c)	0.71	(c)	1.81
12/31/16		10.83	0.21	1.43	1.64	(0.31)	(0.75)	11.41	15.78	597	20	0.82		0.83		1.87

JNL/Lazard International Strategic Equity Fund(a)
Class A
06/30/21		16.22	0.18	1.03	1.21	—	—	17.43	7.46	103,737	13	1.15		1.15		2.09
12/31/20		14.42	0.11	1.77	1.88	(0.08)	—	16.22	13.03	76,966	44	1.16		1.16		0.80
12/31/19		11.93	0.19	2.42	2.61	(0.03)	(0.09)	14.42	21.92	82,765	35	1.15		1.15		1.38
12/31/18		13.30	0.14	(1.49)	(1.35)	(0.02)	—	11.93	(10.12)	60,426	38	1.15		1.15		1.06
12/31/17		10.60	0.10	2.87	2.97	(0.27)	—	13.30	28.19	57,473	43	1.18		1.18		0.84
12/31/16		11.85	0.14	(0.73)	(0.59)	(0.14)	(0.52)	10.60	(5.13)	71,049	42	1.17		1.17		1.23

Class I
06/30/21		16.26	0.20	1.04	1.24	—	—	17.50	7.63	353,671	13	0.85		0.85		2.40
12/31/20		14.45	0.12	1.81	1.93	(0.12)	—	16.26	13.40	364,495	44	0.86		0.86		0.90
12/31/19		11.95	0.22	2.43	2.65	(0.06)	(0.09)	14.45	22.24	149,570	35	0.85		0.85		1.66
12/31/18		13.31	0.06	(1.37)	(1.31)	(0.05)	—	11.95	(9.84)	90,677	38	0.85		0.85		0.45
12/31/17	(e)	12.45	0.06	0.80	0.86	—	—	13.31	6.91	48	43	0.90		0.90		1.62

JNL/Loomis Sayles Global Growth Fund
Class A
06/30/21		15.47	0.00	1.55	1.55	—	—	17.02	10.02	478,689	5	1.01		1.01		0.05
12/31/20		11.54	(0.05)	4.07	4.02	(0.03)	(0.06)	15.47	34.85	465,932	33	1.01		1.01		(0.35)
12/31/19		8.84	0.02	2.70	2.72	(0.02)	—	11.54	30.75	3,638	18	1.00		1.00		0.17
12/31/18	(f)	10.00	0.00	(1.16)	(1.16)	—	—	8.84	(11.60)	398	9	1.00		1.00		0.08

Class I
06/30/21		15.59	0.03	1.55	1.58	—	—	17.17	10.13	512,138	5	0.71		0.71		0.35
12/31/20		11.59	0.03	4.06	4.09	(0.03)	(0.06)	15.59	35.30	479,627	33	0.71		0.71		0.21
12/31/19		8.85	0.07	2.69	2.76	(0.02)	—	11.59	31.18	308,894	18	0.70		0.70		0.63
12/31/18	(f)	10.00	0.02	(1.17)	(1.15)	—	—	8.85	(11.50)	251,444	9	0.70		0.70		0.49

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Effective April 26, 2021, JNL/JPMorgan Growth & Income Fund name was changed to JNL/JPMorgan U.S. Value Fund.
(c)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)	Effective September 25, 2017, Class I shares were offered by the Fund.
(f)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Lord Abbett Short Duration Income Fund
Class A
06/30/21		10.45		0.05		0.02		0.07		—	—	10.52	0.67	248,913	59	0.80	0.80	1.05
12/31/20	(a)	10.00		0.10		0.35		0.45		—	—	10.45	4.50	193,273	70	0.81	0.81	1.46

Class I
06/30/21		10.47		0.07		0.01		0.08		—	—	10.55	0.76	508,131	59	0.50	0.50	1.31
12/31/20	(a)	10.00		0.13		0.34		0.47		—	—	10.47	4.70	137,237	70	0.51	0.51	1.85

JNL/Mellon Communication Services Sector Fund(b)(c)
Class A
06/30/21		18.10		0.01		3.45		3.46		—	—	21.56	19.12	331,042	14	0.66	0.66	0.15
12/31/20		14.45		0.06		3.59		3.65		—	—	18.10	25.26	251,202	14	0.67	0.67	0.37
12/31/19		11.43		0.05		2.97		3.02		—	—	14.45	26.42	157,958	54	0.67	0.67	0.40
12/31/18		14.55		0.43		(1.14)		(0.71)		(0.58)	(1.83)	11.43	(5.81)	111,155	110	0.68	0.68	3.10
12/31/17		15.15		0.49		0.04		0.53		(0.52)	(0.61)	14.55	3.53	118,950	27	0.68	0.68	3.24
12/31/16		13.39	(d)	0.47	(d)	2.57	(d)	3.04	(d)	(0.40)	(0.87)	15.15	23.55	143,245	24	0.68	0.68	3.18

Class I
06/30/21		16.96		0.05		3.22		3.27		—	—	20.23	19.28	5,771	14	0.31	0.36	0.55
12/31/20		13.49		0.09		3.38		3.47		—	—	16.96	25.72	4,452	14	0.32	0.37	0.63
12/31/19		10.63		0.08		2.78		2.86		—	—	13.49	26.91	1,377	54	0.32	0.37	0.65
12/31/18		13.69		0.38		(0.99)		(0.61)		(0.62)	(1.83)	10.63	(5.47)	397	110	0.33	0.38	3.01
12/31/17	(e)	14.32		0.49		0.05		0.54		(0.56)	(0.61)	13.69	3.77	84	27	0.44	0.45	3.46
12/31/16		12.72	(d)	0.47	(d)	2.43	(d)	2.90	(d)	(0.43)	(0.87)	14.32	23.69	91	24	0.48	0.48	3.40

JNL/Mellon Consumer Discretionary Sector Fund(b)(f)
Class A
06/30/21		37.40		0.01		3.99		4.00		—	—	41.40	10.70	1,948,022	21	0.64	0.64	0.03
12/31/20		25.44		0.06		11.90		11.96		—	—	37.40	47.01	1,799,580	11	0.64	0.64	0.22
12/31/19		20.05		0.16		5.23		5.39		—	—	25.44	26.88	1,309,949	4	0.64	0.64	0.69
12/31/18		20.81		0.15		(0.37)		(0.22)		(0.15)	(0.39)	20.05	(1.22)	1,129,094	36	0.64	0.64	0.67
12/31/17		18.29		0.16		3.74		3.90		(0.23)	(1.15)	20.81	22.10	1,111,519	8	0.64	0.64	0.81
12/31/16		17.87		0.21		0.86		1.07		(0.13)	(0.52)	18.29	6.16	909,097	13	0.65	0.65	1.19

Class I
06/30/21		38.41		0.08		4.09		4.17		—	—	42.58	10.86	16,639	21	0.29	0.34	0.38
12/31/20		26.03		0.16		12.22		12.38		—	—	38.41	47.56	13,457	11	0.29	0.34	0.54
12/31/19		20.45		0.25		5.33		5.58		—	—	26.03	27.29	5,176	4	0.29	0.34	1.05
12/31/18		21.21		0.22		(0.38)		(0.16)		(0.21)	(0.39)	20.45	(0.91)	2,695	36	0.29	0.34	0.99
12/31/17	(e)	18.60		0.22		3.81		4.03		(0.27)	(1.15)	21.21	22.44	18,268	8	0.31	0.36	1.08
12/31/16		18.16		0.25		0.87		1.12		(0.15)	(0.52)	18.60	6.34	286	13	0.45	0.45	1.37

(a)	The Fund commenced operations on April 27, 2020.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)

On April 27, 2020, JNL/Mellon Communication Services Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(d)	On May 6, 2016, the Fund effected a 3 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share splits.
(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(f)

On April 27, 2020, JNL/Mellon Consumer Discretionary Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Consumer Staples Sector Fund
Class A
06/30/21		13.45	0.12	0.66	0.78	—	—	14.23	5.80	215,047	15	0.66	0.66	1.79
12/31/20		12.18	0.27	1.00	1.27	—	—	13.45	10.43	218,540	43	0.67	0.67	2.28
12/31/19		9.66	0.24	2.28	2.52	—	—	12.18	26.09	151,594	25	0.69	0.69	2.16
12/31/18		10.61	0.25	(1.20)	(0.95)	—	—	9.66	(8.95)	63,583	45	0.70	0.70	2.46
12/31/17	(a)	10.00	0.06	0.55	0.61	—	—	10.61	6.10	7,763	73	0.71	0.71	2.08

Class I
06/30/21		13.59	0.15	0.66	0.81	—	—	14.40	5.96	3,140	15	0.31	0.36	2.15
12/31/20		12.26	0.33	1.00	1.33	—	—	13.59	10.85	3,212	43	0.32	0.37	2.66
12/31/19		9.70	0.29	2.27	2.56	—	—	12.26	26.39	1,506	25	0.34	0.39	2.52
12/31/18		10.62	0.28	(1.20)	(0.92)	—	—	9.70	(8.66)	465	45	0.35	0.40	2.75
12/31/17	(a)	10.00	0.07	0.55	0.62	—	—	10.62	6.20	47	73	0.36	0.41	2.58

JNL/Mellon Dow Index Fund(b)(c)
Class A
06/30/21		36.01	0.23	4.61	4.84	—	—	40.85	13.44	1,336,731	0	0.65	0.65	1.19
12/31/20		33.05	0.51	2.45	2.96	—	—	36.01	8.96	1,174,585	36	0.65	0.65	1.62
12/31/19		26.55	0.53	5.97	6.50	—	—	33.05	24.48	1,028,406	2	0.65	0.65	1.76
12/31/18		27.66	0.45	(1.56)	(1.11)	—	—	26.55	(4.01)	783,970	6	0.66	0.66	1.61
12/31/17		21.67	0.41	5.58	5.99	—	—	27.66	27.64	830,721	1	0.66	0.66	1.71
12/31/16		18.71	0.39	2.57	2.96	—	—	21.67	15.82	557,991	6	0.66	0.66	2.01

Class I
06/30/21		36.43	0.30	4.66	4.96	—	—	41.39	13.62	19,298	0	0.30	0.35	1.54
12/31/20		33.32	0.63	2.48	3.11	—	—	36.43	9.33	14,615	36	0.30	0.35	1.96
12/31/19		26.67	0.66	5.99	6.65	—	—	33.32	24.93	6,345	2	0.30	0.35	2.12
12/31/18		27.69	0.56	(1.58)	(1.02)	—	—	26.67	(3.68)	1,246	6	0.31	0.36	1.98
12/31/17	(d)	24.91	0.12	2.66	2.78	—	—	27.69	11.16	16	1	0.31	0.35	1.65

JNL/Mellon Energy Sector Fund(b)(e)
Class A
06/30/21		14.50	0.33	6.39	6.72	—	—	21.22	46.34	1,360,044	20	0.64	0.64	3.50
12/31/20		21.88	0.67	(8.05)	(7.38)	—	—	14.50	(33.73)	839,480	14	0.65	0.65	4.74
12/31/19		20.14	0.65	1.09	1.74	—	—	21.88	8.64	1,084,341	8	0.64	0.64	2.97
12/31/18		26.10	0.54	(5.75)	(5.21)	(0.75)	—	20.14	(20.40)	1,083,379	7	0.64	0.64	2.08
12/31/17		27.51	0.50	(1.37)	(0.87)	(0.54)	—	26.10	(2.98)	1,515,787	7	0.64	0.64	2.02
12/31/16		22.03	0.51	5.45	5.96	(0.48)	—	27.51	27.21	1,850,929	7	0.64	0.64	2.10

Class I
06/30/21		14.86	0.37	6.54	6.91	—	—	21.77	46.50	15,068	20	0.29	0.34	3.73
12/31/20		22.34	0.71	(8.19)	(7.48)	—	—	14.86	(33.48)	4,445	14	0.30	0.35	4.93
12/31/19		20.49	0.74	1.11	1.85	—	—	22.34	9.03	4,594	8	0.29	0.34	3.35
12/31/18		26.52	0.65	(5.86)	(5.21)	(0.82)	—	20.49	(20.13)	2,452	7	0.29	0.34	2.47
12/31/17	(f)	27.93	0.57	(1.39)	(0.82)	(0.59)	—	26.52	(2.73)	1,241	7	0.40	0.42	2.26
12/31/16		22.35	0.57	5.53	6.10	(0.52)	—	27.93	27.47	1,419	7	0.44	0.44	2.32

(a)	The Fund commenced operations on September 25, 2017.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)

On April 27, 2020, JNL/Mellon Dow Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

On April 27, 2020, JNL/Mellon Energy Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(f)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Equity Income Fund(a)
Class A
06/30/21		18.83	0.13	3.82	3.95	—	—	22.78	20.98	477,102	45	0.90	0.90	1.20
12/31/20		18.38	0.26	0.19	0.45	—	—	18.83	2.45	207,104	80	0.90	0.90	1.64
12/31/19		14.29	0.29	3.80	4.09	—	—	18.38	28.62	235,788	58	0.91	0.91	1.77
12/31/18		17.17	0.28	(1.82)	(1.54)	(0.19)	(1.15)	14.29	(9.61)	174,006	65	0.91	0.91	1.65
12/31/17		15.38	0.23	2.12	2.35	(0.25)	(0.31)	17.17	15.66	164,350	63	0.93	0.93	1.45
12/31/16		13.70	0.26	2.20	2.46	(0.14)	(0.63)	15.38	18.55	131,631	66	0.92	0.92	1.86

Class I
06/30/21		18.99	0.17	3.85	4.02	—	—	23.01	21.17	7,830	45	0.60	0.60	1.54
12/31/20		18.48	0.33	0.18	0.51	—	—	18.99	2.76	3,084	80	0.60	0.60	1.98
12/31/19		14.33	0.35	3.80	4.15	—	—	18.48	28.96	289,241	58	0.61	0.61	2.08
12/31/18		17.18	0.36	(1.85)	(1.49)	(0.21)	(1.15)	14.33	(9.27)	83,601	65	0.61	0.61	2.38
12/31/17	(b)	15.80	0.04	1.34	1.38	—	—	17.18	8.73	77	63	0.67	0.67	0.83

JNL/Mellon Financial Sector Fund(a)(c)
Class A
06/30/21		14.69	0.11	3.52	3.63	—	—	18.32	24.71	1,582,268	24	0.64	0.64	1.32
12/31/20		15.10	0.25	(0.66)	(0.41)	—	—	14.69	(2.72)	1,119,113	7	0.64	0.64	2.02
12/31/19		11.52	0.24	3.34	3.58	—	—	15.10	31.08	1,348,714	4	0.64	0.64	1.81
12/31/18		13.94	0.20	(2.09)	(1.89)	(0.17)	(0.36)	11.52	(13.87)	1,176,710	6	0.64	0.64	1.46
12/31/17		12.24	0.17	2.13	2.30	(0.12)	(0.48)	13.94	19.32	1,474,386	9	0.64	0.64	1.32
12/31/16		10.43	0.18	2.22	2.40	(0.17)	(0.42)	12.24	24.10	1,101,086	37	0.65	0.65	1.70

Class I
06/30/21		14.84	0.14	3.56	3.70	—	—	18.54	24.93	19,494	24	0.29	0.34	1.62
12/31/20		15.20	0.30	(0.66)	(0.36)	—	—	14.84	(2.37)	9,645	7	0.29	0.34	2.36
12/31/19		11.56	0.29	3.35	3.64	—	—	15.20	31.49	5,938	4	0.29	0.34	2.15
12/31/18		13.97	0.26	(2.11)	(1.85)	(0.20)	(0.36)	11.56	(13.57)	4,096	6	0.29	0.34	1.91
12/31/17	(d)	12.25	0.20	2.14	2.34	(0.14)	(0.48)	13.97	19.60	682	9	0.40	0.41	1.57
12/31/16		10.44	0.20	2.22	2.42	(0.19)	(0.42)	12.25	24.32	568	37	0.45	0.45	1.90

JNL/Mellon Healthcare Sector Fund(a)(e)
Class A
06/30/21		37.43	0.14	3.88	4.02	—	—	41.45	10.74	4,010,655	7	0.63	0.63	0.74
12/31/20		31.85	0.30	5.28	5.58	—	—	37.43	17.52	3,748,785	9	0.63	0.63	0.90
12/31/19		26.24	0.27	5.34	5.61	—	—	31.85	21.38	3,336,754	5	0.63	0.63	0.95
12/31/18		25.63	0.23	1.06	1.29	(0.25)	(0.43)	26.24	4.95	3,063,593	10	0.63	0.63	0.86
12/31/17		22.51	0.22	4.85	5.07	(0.23)	(1.72)	25.63	22.63	2,982,947	6	0.64	0.64	0.89
12/31/16		25.61	0.22	(1.17)	(0.95)	(0.45)	(1.70)	22.51	(3.82)	2,515,843	7	0.64	0.64	0.92

Class I
06/30/21		37.90	0.22	3.92	4.14	—	—	42.04	10.92	30,919	7	0.28	0.33	1.10
12/31/20		32.14	0.42	5.34	5.76	—	—	37.90	17.92	25,108	9	0.28	0.33	1.25
12/31/19		26.38	0.37	5.39	5.76	—	—	32.14	21.83	14,475	5	0.28	0.33	1.29
12/31/18		25.75	0.32	1.07	1.39	(0.33)	(0.43)	26.38	5.29	7,571	10	0.28	0.33	1.19
12/31/17	(d)	22.60	0.30	4.85	5.15	(0.28)	(1.72)	25.75	22.91	26,493	6	0.31	0.36	1.16
12/31/16		25.72	0.27	(1.18)	(0.91)	(0.51)	(1.70)	22.60	(3.67)	870	7	0.44	0.44	1.12

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Effective September 25, 2017, Class I shares were offered by the Fund.
(c)

On April 27, 2020, JNL/Mellon Financial Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)

On April 27, 2020, JNL/Mellon Healthcare Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Industrials Sector Fund
Class A
06/30/21		13.48	0.05	2.07	2.12	—	—	15.60	15.73	252,039	19	0.67	0.67	0.72
12/31/20		11.87	0.11	1.50	1.61	—	—	13.48	13.56	108,689	38	0.70	0.70	0.98
12/31/19		9.13	0.13	2.61	2.74	—	—	11.87	30.01	75,506	48	0.70	0.70	1.21
12/31/18		10.67	0.11	(1.65)	(1.54)	—	—	9.13	(14.43)	29,549	135	0.71	0.71	1.08
12/31/17	(a)	10.00	0.04	0.63	0.67	—	—	10.67	6.70	16,835	94	0.70	0.70	1.27

Class I
06/30/21		13.62	0.08	2.10	2.18	—	—	15.80	16.01	6,592	19	0.32	0.37	1.05
12/31/20		11.96	0.15	1.51	1.66	—	—	13.62	13.88	3,278	38	0.35	0.40	1.32
12/31/19		9.17	0.17	2.62	2.79	—	—	11.96	30.43	1,095	48	0.35	0.40	1.57
12/31/18		10.67	0.16	(1.66)	(1.50)	—	—	9.17	(14.06)	538	135	0.36	0.41	1.56
12/31/17	(a)	10.00	0.06	0.61	0.67	—	—	10.67	6.70	61	94	0.38	0.43	2.14

JNL/Mellon Information Technology Sector Fund(b)(c)
Class A
06/30/21		32.13	0.03	4.09	4.12	—	—	36.25	12.82	5,183,632	16	0.62	0.62	0.21
12/31/20		22.14	0.11	9.88	9.99	—	—	32.13	45.12	4,935,985	12	0.63	0.63	0.42
12/31/19		14.96	0.13	7.05	7.18	—	—	22.14	47.99	3,463,885	7	0.64	0.64	0.70
12/31/18		15.31	0.10	(0.20)	(0.10)	(0.07)	(0.18)	14.96	(0.76)	2,398,384	26	0.64	0.64	0.57
12/31/17		11.53	0.08	4.07	4.15	(0.08)	(0.29)	15.31	36.31	2,362,209	4	0.64	0.64	0.61
12/31/16		10.43	0.10	1.28	1.38	(0.08)	(0.21)	11.53	13.30	1,458,878	13	0.64	0.64	0.92

Class I
06/30/21		33.04	0.10	4.20	4.30	—	—	37.34	13.01	63,139	16	0.27	0.32	0.56
12/31/20		22.69	0.20	10.15	10.35	—	—	33.04	45.61	56,987	12	0.28	0.33	0.75
12/31/19		15.28	0.20	7.21	7.41	—	—	22.69	48.49	23,156	7	0.29	0.34	1.04
12/31/18		15.60	0.17	(0.21)	(0.04)	(0.10)	(0.18)	15.28	(0.38)	8,332	26	0.29	0.34	0.96
12/31/17	(d)	11.73	0.12	4.14	4.26	(0.10)	(0.29)	15.60	36.62	1,077	4	0.39	0.40	0.84
12/31/16		10.61	0.12	1.30	1.42	(0.09)	(0.21)	11.73	13.44	496	13	0.44	0.44	1.13

JNL/Mellon Materials Sector Fund
Class A
06/30/21		12.68	0.09	1.87	1.96	—	—	14.64	15.46	212,592	36	0.67	0.67	1.23
12/31/20		10.67	0.16	1.85	2.01	—	—	12.68	18.84	77,306	43	0.70	0.70	1.47
12/31/19		8.69	0.14	1.84	1.98	—	—	10.67	22.78	25,279	50	0.71	0.71	1.46
12/31/18		10.68	0.11	(2.10)	(1.99)	—	—	8.69	(18.63)	16,426	182	0.72	0.72	1.09
12/31/17	(a)	10.00	0.03	0.65	0.68	—	—	10.68	6.80	42,921	42	0.70	0.70	1.18

Class I
06/30/21		12.82	0.11	1.89	2.00	—	—	14.82	15.60	6,283	36	0.32	0.37	1.53
12/31/20		10.74	0.20	1.88	2.08	—	—	12.82	19.37	2,005	43	0.35	0.40	1.82
12/31/19		8.72	0.18	1.84	2.02	—	—	10.74	23.17	578	50	0.36	0.41	1.81
12/31/18		10.68	0.17	(2.13)	(1.96)	—	—	8.72	(18.35)	310	182	0.37	0.42	1.73
12/31/17	(a)	10.00	0.03	0.65	0.68	—	—	10.68	6.80	1	42	0.70	0.70	1.06

(a)	The Fund commenced operations on September 25, 2017.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)

On April 27, 2020, JNL/Mellon Information Technology Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon MSCI KLD 400 Social Index Fund(a)
Class A
06/30/21		16.62	0.06	2.62	2.68	—	—	19.30	16.13	200,076	10	0.75	0.75	0.67
12/31/20		13.79	0.13	2.70	2.83	—	—	16.62	20.52	145,944	13	0.76	0.76	0.93
12/31/19		10.55	0.13	3.11	3.24	—	—	13.79	30.71	65,912	12	0.75	0.75	1.07
12/31/18		11.06	0.13	(0.61)	(0.48)	—	(0.03)	10.55	(4.30)	28,508	15	0.75	0.75	1.12
12/31/17	(b)	10.00	0.09	1.21	1.30	(0.05)	(0.19)	11.06	12.99	15,812	65	0.76	0.76	1.19

Class I
06/30/21		16.76	0.09	2.65	2.74	—	—	19.50	16.35	5,828	10	0.40	0.45	1.04
12/31/20		13.86	0.18	2.72	2.90	—	—	16.76	20.92	4,880	13	0.41	0.46	1.21
12/31/19		10.56	0.18	3.12	3.30	—	—	13.86	31.25	424	12	0.40	0.45	1.42
12/31/18		11.05	0.17	(0.63)	(0.46)	—	(0.03)	10.56	(4.12)	144	15	0.40	0.45	1.53
12/31/17	(c)	10.60	0.03	0.67	0.70	(0.06)	(0.19)	11.05	6.60	1	65	0.71	0.71	1.16

JNL/Mellon Nasdaq 100 Index Fund(a)(d)
Class A
06/30/21		46.15	0.02	5.97	5.99	—	—	52.14	12.98	6,031,340	0	0.65	0.65	0.08
12/31/20		31.19	0.09	14.87	14.96	—	—	46.15	47.96	5,711,478	17	0.65	0.65	0.24
12/31/19		22.51	0.12	8.56	8.68	—	—	31.19	38.56	3,378,320	10	0.67	0.67	0.43
12/31/18		22.87	0.11	(0.24)	(0.13)	(0.07)	(0.16)	22.51	(0.64)	2,442,353	7	0.67	0.67	0.45
12/31/17		17.66	0.10	5.53	5.63	(0.06)	(0.36)	22.87	32.09	2,184,775	6	0.67	0.67	0.49
12/31/16		18.93	0.12	1.37	1.49	(0.19)	(2.56)	17.66	7.94	1,131,773	148	0.68	0.68	0.63

Class I
06/30/21		30.52	0.07	3.96	4.03	—	—	34.55	13.20	96,920	0	0.30	0.35	0.43
12/31/20		20.56	0.15	9.81	9.96	—	—	30.52	48.44	82,586	17	0.30	0.35	0.58
12/31/19		14.79	0.14	5.63	5.77	—	—	20.56	39.01	27,179	10	0.32	0.37	0.79
12/31/18		15.08	0.14	(0.16)	(0.02)	(0.11)	(0.16)	14.79	(0.27)	11,183	7	0.32	0.37	0.83
12/31/17	(e)	11.75	0.10	3.68	3.78	(0.09)	(0.36)	15.08	32.42	772	6	0.42	0.44	0.74
12/31/16		13.46	0.11	0.97	1.08	(0.23)	(2.56)	11.75	8.18	265	148	0.48	0.48	0.83

JNL/Mellon Real Estate Sector Fund
Class A
06/30/21		11.74	0.15	2.24	2.39	—	—	14.13	20.36	176,655	14	0.67	0.67	2.34
12/31/20		12.40	0.20	(0.86)	(0.66)	—	—	11.74	(5.32)	110,303	30	0.69	0.69	1.83
12/31/19		9.69	0.26	2.45	2.71	—	—	12.40	27.97	169,550	36	0.68	0.68	2.24
12/31/18		10.23	0.42	(0.96)	(0.54)	—	—	9.69	(5.28)	45,116	61	0.68	0.68	4.14
12/31/17	(f)	10.00	0.16	0.07	0.23	—	—	10.23	2.30	6,475	9	0.68	0.68	5.75

Class I
06/30/21		11.82	0.17	2.27	2.44	—	—	14.26	20.64	9,440	14	0.32	0.37	2.64
12/31/20		12.44	0.29	(0.91)	(0.62)	—	—	11.82	(4.98)	6,517	30	0.34	0.39	2.58
12/31/19		9.69	0.30	2.45	2.75	—	—	12.44	28.38	4,130	36	0.33	0.38	2.54
12/31/18		10.24	0.34	(0.89)	(0.55)	—	—	9.69	(5.37)	1,922	61	0.33	0.38	3.42
12/31/17	(f)	10.00	0.14	0.10	0.24	—	—	10.24	2.40	160,823	9	0.33	0.38	5.17

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	The Fund commenced operations on April 24, 2017.
(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

On April 27, 2020, JNL/Mellon Nasdaq 100 Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(f)	The Fund commenced operations on September 25, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Mellon S&P 500 Index Fund(a)
Class A
06/30/21		28.48	0.15	4.12	4.27	—	—	32.75	14.99	11,868,702	1	0.52		0.52		0.96
12/31/20		24.18	0.32	3.98	4.30	—	—	28.48	17.78	10,387,450	6	0.53		0.53		1.31
12/31/19		19.49	0.34	5.59	5.93	(0.34)	(0.90)	24.18	30.83	8,931,615	5	0.53		0.53		1.51
12/31/18		21.94	0.32	(1.30)	(0.98)	(0.31)	(1.16)	19.49	(4.88)	6,897,618	4	0.53		0.53		1.43
12/31/17		18.65	0.30	3.61	3.91	(0.28)	(0.34)	21.94	21.16	7,273,736	11	0.53	(b)	0.54	(b)	1.49
12/31/16		16.79	0.29	1.62	1.91	(0.02)	(0.03)	18.65	11.37	6,405,019	5	0.54		0.55		1.67

Class I
06/30/21		29.35	0.19	4.26	4.45	—	—	33.80	15.16	8,819	1	0.22		0.22		1.25
12/31/20		24.85	0.40	4.10	4.50	—	—	29.35	18.11	263,048	6	0.23		0.23		1.62
12/31/19		19.99	0.42	5.74	6.16	(0.40)	(0.90)	24.85	31.26	285,513	5	0.23		0.23		1.80
12/31/18		22.45	0.39	(1.33)	(0.94)	(0.36)	(1.16)	19.99	(4.61)	216,622	4	0.23		0.23		1.70
12/31/17	(c)	19.05	0.37	3.68	4.05	(0.31)	(0.34)	22.45	21.49	597,675	11	0.24	(b)	0.24	(b)	1.68
12/31/16		17.12	0.33	1.65	1.98	(0.02)	(0.03)	19.05	11.56	5,184	5	0.34		0.35		1.86

JNL/Mellon U.S. Stock Market Index Fund(d)
Class A
06/30/21		15.78	0.07	2.25	2.32	—	—	18.10	14.70	6,548,279	57	0.63		0.64		0.75
12/31/20		13.13	0.16	2.49	2.65	—	—	15.78	20.18	871,033	11	0.56		0.61		1.19
12/31/19		10.09	0.18	2.86	3.04	—	—	13.13	30.13	571,857	20	0.54		0.60		1.50
12/31/18		10.71	0.17	(0.79)	(0.62)	—	—	10.09	(5.79)	265,605	7	0.54		0.60		1.58
12/31/17	(e)	10.00	0.09	0.62	0.71	—	—	10.71	7.10	52,541	67	0.54		0.60		3.33

Class I
06/30/21		15.96	0.09	2.27	2.36	—	—	18.32	14.79	78,414	57	0.31		0.33		1.00
12/31/20		13.23	0.20	2.53	2.73	—	—	15.96	20.63	24,056	11	0.26		0.31		1.51
12/31/19		10.14	0.22	2.87	3.09	—	—	13.23	30.47	14,065	20	0.24		0.30		1.82
12/31/18		10.72	0.23	(0.81)	(0.58)	—	—	10.14	(5.41)	5,260	7	0.24		0.30		2.07
12/31/17	(e)	10.00	0.20	0.52	0.72	—	—	10.72	7.20	103	67	0.24		0.30		7.15

JNL/Mellon Utilities Sector Fund(a)
Class A
06/30/21		15.98	0.19	0.16	0.35	—	—	16.33	2.19	270,173	7	0.66		0.66		2.40
12/31/20		16.15	0.41	(0.58)	(0.17)	—	—	15.98	(1.05)	284,687	25	0.66		0.66		2.66
12/31/19		13.28	0.39	2.82	3.21	(0.11)	(0.23)	16.15	24.20	343,415	28	0.66		0.66		2.54
12/31/18		13.18	0.37	0.14	0.51	(0.27)	(0.14)	13.28	3.79	169,690	42	0.69		0.69		2.77
12/31/17		12.41	0.35	1.10	1.45	(0.33)	(0.35)	13.18	11.62	81,487	11	0.69		0.69		2.63
12/31/16		10.99	0.34	1.50	1.84	(0.23)	(0.19)	12.41	16.81	76,323	25	0.69		0.69		2.75

Class I
06/30/21		16.13	0.22	0.16	0.38	—	—	16.51	2.36	3,955	7	0.31		0.36		2.74
12/31/20		16.24	0.45	(0.56)	(0.11)	—	—	16.13	(0.68)	3,785	25	0.31		0.36		2.94
12/31/19		13.31	0.45	2.83	3.28	(0.12)	(0.23)	16.24	24.69	4,534	28	0.31		0.36		2.92
12/31/18		13.20	0.43	0.11	0.54	(0.29)	(0.14)	13.31	4.03	1,021	42	0.34		0.39		3.15
12/31/17	(f)	13.18	0.14	(0.12)	0.02	—	—	13.20	0.15	22	11	0.35		0.40		3.69

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	Effective April 26th, 2021, JNL/Vanguard U.S. Stock Market Index Fund name was changed to JNL/Mellon U.S. Stock Market Index Fund.
(e)	The Fund commenced operations on September 25, 2017.
(f)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Mellon World Index Fund(a)(b)(c)
Class A
06/30/21		31.02	0.23	3.72	3.95	—	—	34.97	12.73	395,890	6	0.66		0.66		1.38
12/31/20		27.49	0.36	3.91	4.27	(0.56)	(0.18)	31.02	15.61	363,797	3	0.67		0.67		1.34
12/31/19		22.12	0.45	5.54	5.99	(0.47)	(0.15)	27.49	27.27	368,151	4	0.67		0.67		1.79
12/31/18		28.54	0.49	(2.79)	(2.30)	(1.02)	(3.10)	22.12	(8.84)	305,422	2	0.67		0.67		1.74
12/31/17		23.54	0.88	4.12	5.00	—	—	28.54	21.24	368,521	142	0.66		0.66		3.41
12/31/16		22.01	0.87	0.66	1.53	—	—	23.54	6.95	337,702	5	0.66		0.66		3.86

Class I
06/30/21		31.16	0.29	3.74	4.03	—	—	35.19	12.93	6,117	6	0.31		0.36		1.74
12/31/20		27.60	0.46	3.94	4.40	(0.66)	(0.18)	31.16	16.02	4,422	3	0.32		0.37		1.69
12/31/19		22.19	0.54	5.58	6.12	(0.56)	(0.15)	27.60	27.77	2,826	4	0.32		0.37		2.10
12/31/18		28.59	0.53	(2.74)	(2.21)	(1.09)	(3.10)	22.19	(8.52)	1,511	2	0.32		0.37		1.94
12/31/17	(d)	26.99	0.11	1.49	1.60	—	—	28.59	5.93	26	142	0.33		0.38		1.39

JNL/MFS Mid Cap Value Fund(a)
Class A
06/30/21		13.69	0.06	2.53	2.59	—	—	16.28	18.92	2,054,879	12	0.95		0.95		0.81
12/31/20		13.18	0.13	0.38	0.51	—	—	13.69	3.87	1,655,807	32	0.96		0.96		1.15
12/31/19		10.07	0.15	2.96	3.11	—	—	13.18	30.88	1,237,628	22	0.96		0.96		1.24
12/31/18		12.13	0.14	(1.51)	(1.37)	(0.05)	(0.64)	10.07	(11.68)	1,027,972	40	0.96		0.96		1.15
12/31/17		10.87	0.09	1.32	1.41	(0.15)	—	12.13	13.02	857,083	129	0.97	(e)	0.99	(e)	0.76
12/31/16		9.57	0.08	1.22	1.30	—	—	10.87	13.58	910,162	135	1.00		1.01		0.82

Class I
06/30/21		13.87	0.09	2.55	2.64	—	—	16.51	19.03	40,041	12	0.65		0.65		1.13
12/31/20		13.32	0.17	0.38	0.55	—	—	13.87	4.13	25,779	32	0.66		0.66		1.44
12/31/19		10.14	0.18	3.00	3.18	—	—	13.32	31.36	187,007	22	0.66		0.66		1.53
12/31/18		12.20	0.18	(1.53)	(1.35)	(0.07)	(0.64)	10.14	(11.46)	173,400	40	0.66		0.66		1.50
12/31/17	(f)	10.93	0.13	1.32	1.45	(0.18)	—	12.20	13.33	97,911	129	0.70	(e)	0.71	(e)	1.14
12/31/16		9.61	0.10	1.22	1.32	—	—	10.93	13.74	11,032	135	0.80		0.81		1.02

JNL/Morningstar PitchBook Listed Private Equity Index Fund
Class A
06/30/21	(g)	10.00	0.07	0.46	0.53	—	—	10.53	5.30	417	22	0.71		0.71		3.87

Class I
06/30/21	(g)	10.00	0.08	0.45	0.53	—	—	10.53	5.30	5,263	22	0.41		0.41		4.54

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

On April 27, 2020, JNL/Mellon MSCI World Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(c)	Effective April 26, 2021, JNL/Mellon MSCI World Index Fund name was changed to JNL/Mellon World Index Fund.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(f)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(g)	The Fund commenced operations on April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Morningstar Wide Moat Index Fund
Class A
06/30/21		13.18		0.08		2.46		2.54		—	—	15.72	19.27	341,236	34		0.77	0.77	1.04
12/31/20		12.42		0.18		1.56		1.74		(0.15)	(0.83)	13.18	14.17	244,640	72		0.77	0.77	1.45
12/31/19		9.28		0.17		3.04		3.21		(0.07)	—	12.42	34.64	148,162	73		0.77	0.77	1.56
12/31/18	(a)	10.00		0.07		(0.79)		(0.72)		—	—	9.28	(7.20)	86,073	40		0.77	0.77	1.91

Class I
06/30/21		13.26		0.10		2.49		2.59		—	—	15.85	19.53	678,560	34		0.47	0.47	1.32
12/31/20		12.47		0.21		1.58		1.79		(0.17)	(0.83)	13.26	14.47	634,550	72		0.47	0.47	1.74
12/31/19		9.29		0.20		3.06		3.26		(0.08)	—	12.47	35.11	574,922	73		0.47	0.47	1.85
12/31/18	(a)	10.00		0.09		(0.80)		(0.71)		—	—	9.29	(7.10)	392,677	40		0.47	0.47	2.37

JNL/Neuberger Berman Commodity Strategy Fund(b)
Class A
06/30/21		10.62		(0.05)		2.45		2.40		—	—	13.02	22.60	23,302	0		0.90	0.90	(0.86)
12/31/20		11.02		0.00		(0.40)		(0.40)		—	—	10.62	(3.63)	12,822	106		0.92	0.92	(0.05)
12/31/19	(c)	10.02		0.19		1.02		1.21		(0.21)	—	11.02	12.09	17,165	94		0.90	0.90	1.77
12/31/18	(c)	11.24		0.15		(1.33)		(1.18)		(0.04)	—	10.02	(10.56)	15,918	121		0.92	0.92	1.36
12/31/17	(c)	12.97		0.03		0.67		0.70		(2.43)	—	11.24	6.47	14,911	113		0.99	0.99	0.27
12/31/16	(c)	11.61	(d)	(0.03)	(d)	1.39	(d)	1.36	(d)	—	—	12.97	11.81	20,505	22		0.99	0.99	(0.24)

Class I
06/30/21		10.65		(0.04)		2.47		2.43		—	—	13.08	22.82	1	0		0.66	0.66	(0.61)
12/31/20		11.05		0.12		(0.52)		(0.40)		—	—	10.65	(3.62)	—	106		0.62	0.62	1.22
12/31/19	(c)	10.04		0.23		1.02		1.25		(0.24)	—	11.05	12.48	92,021	94		0.60	0.60	2.10
12/31/18	(c)	11.24		0.20		(1.34)		(1.14)		(0.06)	—	10.04	(10.22)	147,737	121		0.62	0.62	1.76
12/31/17	(c)(e)	10.68		0.02		0.54		0.56		—	—	11.24	5.24	1,235	113		0.71	0.71	0.77

JNL/Neuberger Berman Strategic Income Fund(b)
Class A
06/30/21		12.06		0.17		0.11		0.28		—	—	12.34	2.32	679,871	35	(f)	0.93	0.93	2.83
12/31/20		11.27		0.31		0.48		0.79		—	—	12.06	7.01	638,226	116	(f)	0.94	0.94	2.76
12/31/19		10.58		0.34		0.65		0.99		(0.30)	—	11.27	9.35	670,622	95	(f)	0.94	0.94	3.03
12/31/18		11.08		0.35		(0.63)		(0.28)		(0.22)	—	10.58	(2.54)	617,989	96	(f)	0.94	0.94	3.20
12/31/17		10.68		0.30		0.42		0.72		(0.32)	—	11.08	6.77	680,039	107	(f)	0.94	0.94	2.71
12/31/16		10.45		0.31		0.30		0.61		(0.34)	(0.04)	10.68	5.81	590,043	103	(f)	0.94	0.94	2.90

Class I
06/30/21		12.19		0.19		0.12		0.31		—	—	12.50	2.54	171,138	35	(f)	0.63	0.63	3.13
12/31/20		11.36		0.35		0.48		0.83		—	—	12.19	7.31	169,051	116	(f)	0.64	0.64	3.07
12/31/19		10.67		0.36		0.66		1.02		(0.33)	—	11.36	9.60	220,007	95	(f)	0.64	0.64	3.19
12/31/18		11.15		0.40		(0.63)		(0.23)		(0.25)	—	10.67	(2.12)	65,642	96	(f)	0.64	0.64	3.63
12/31/17	(g)	10.74		0.35		0.40		0.75		(0.34)	—	11.15	7.03	25,034	107	(f)	0.66	0.66	3.16
12/31/16		10.52		0.34		0.29		0.63		(0.37)	(0.04)	10.74	5.93	19	103	(f)	0.74	0.74	3.14

(a)	The Fund commenced operations on August 13, 2018.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)	Consolidated Financial Statements.
(d)	On May 6, 2016, the Fund effected a 2 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share splits.
(e)	Effective September 25, 2017, Class I shares were offered by the Fund.
(f)	Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 359%, 351%, 363%, 322%, 385% and 144% in 2016, 2017, 2018, 2019, 2020 and 2021 respectively.
(g)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/PIMCO Income Fund
Class A
06/30/21		11.03	0.13	0.03	0.16	—		—	11.19	1.45	867,405	268	0.93		0.93		2.34
12/31/20		10.51	0.27	0.25	0.52	—		—	11.03	4.95	796,728	524	0.94	(a)	0.94	(a)	2.57
12/31/19		10.02	0.33	0.45	0.78	(0.29)		—	10.51	7.82	680,208	365	0.94	(a)	0.94	(a)	3.13
12/31/18		10.07	0.27	(0.28)	(0.01)	(0.04)		—	10.02	(0.11)	388,700	207	0.97	(a)	0.97	(a)	2.70
12/31/17	(b)	10.00	0.06	0.01	0.07	—		—	10.07	0.70	132,772	60	0.98	(a)	0.98	(a)	2.15

Class I
06/30/21		11.13	0.15	0.02	0.17	—		—	11.30	1.53	809,522	268	0.63		0.63		2.62
12/31/20		10.57	0.30	0.26	0.56	—		—	11.13	5.30	908,423	524	0.64	(a)	0.64	(a)	2.87
12/31/19		10.06	0.36	0.45	0.81	(0.30)		—	10.57	8.13	871,145	365	0.64	(a)	0.64	(a)	3.43
12/31/18		10.08	0.30	(0.28)	0.02	(0.04)		—	10.06	0.20	670,255	207	0.67	(a)	0.67	(a)	2.98
12/31/17	(b)	10.00	0.06	0.02	0.08	—		—	10.08	0.80	504,472	60	0.68	(a)	0.68	(a)	2.39

JNL/PIMCO Investment Grade Credit Bond Fund(c)
Class A
06/30/21		13.55	0.17	(0.33)	(0.16)	—		—	13.39	(1.18)	655,079	70	0.73		0.73		2.57
12/31/20		12.26	0.30	0.99	1.29	—		—	13.55	10.52	716,376	167	0.74	(d)	0.74	(d)	2.30
12/31/19		10.97	0.38	1.20	1.58	(0.29)		—	12.26	14.47	497,732	183	0.92	(d)	0.92	(d)	3.20
12/31/18		11.71	0.39	(0.69)	(0.30)	(0.33)		(0.11)	10.97	(2.56)	281,787	150	0.91	(d)	0.91	(d)	3.41
12/31/17		11.19	0.36	0.42	0.78	(0.23)		(0.03)	11.71	6.97	311,231	121	0.89		0.89		3.08
12/31/16		10.62	0.30	0.38	0.68	(0.11)		—	11.19	6.34	371,627	125	0.77		0.77		2.69

Class I
06/30/21		13.62	0.19	(0.33)	(0.14)	—		—	13.48	(1.03)	1,062,059	70	0.43		0.43		2.86
12/31/20		12.28	0.33	1.01	1.34	—		—	13.62	10.91	1,165,502	167	0.44	(d)	0.44	(d)	2.58
12/31/19		10.98	0.41	1.21	1.62	(0.32)		—	12.28	14.75	613,139	183	0.62	(d)	0.62	(d)	3.44
12/31/18		11.72	0.42	(0.68)	(0.26)	(0.37)		(0.11)	10.98	(2.26)	138,829	150	0.61	(d)	0.61	(d)	3.70
12/31/17	(e)	11.65	0.11	(0.04)	0.07	—		—	11.72	0.60	204,949	121	0.67		0.67		3.39

JNL/PIMCO Real Return Fund(c)
Class A
06/30/21		11.67	0.15	0.08	0.23	—		—	11.90	1.97	1,234,915	46	0.81	(f)	0.81	(f)	2.55
12/31/20		10.47	0.08	1.12	1.20	—		—	11.67	11.46	1,238,237	179	0.95	(f)	0.95	(f)	0.75
12/31/19		9.66	0.12	0.69	0.81	—		—	10.47	8.39	1,023,793	225	1.67	(f)	1.67	(f)	1.21
12/31/18		9.95	0.18	(0.40)	(0.22)	(0.07)		—	9.66	(2.23)	1,045,541	258	1.58	(f)	1.58	(f)	1.85
12/31/17		9.65	0.17	0.13	0.30	—		—	9.95	3.11	1,195,715	162	1.16	(f)(g)	1.17	(f)(g)	1.71
12/31/16		9.74	0.17	0.35	0.52	(0.61)	(h)	—	9.65	5.17	1,750,231	118	1.05	(f)	1.05	(f)	1.70

Class I
06/30/21		11.86	0.19	0.07	0.26	—		—	12.12	2.19	475,065	46	0.51	(f)	0.51	(f)	3.17
12/31/20		10.61	0.12	1.13	1.25	—		—	11.86	11.78	347,527	179	0.65	(f)	0.65	(f)	1.05
12/31/19		9.76	0.16	0.69	0.85	—		—	10.61	8.71	359,304	225	1.37	(f)	1.37	(f)	1.55
12/31/18		10.06	0.21	(0.41)	(0.20)	(0.10)		—	9.76	(1.95)	709,718	258	1.28	(f)	1.28	(f)	2.15
12/31/17	(i)	9.75	0.25	0.06	0.31	—		—	10.06	3.18	863,416	162	0.90	(f)(g)	0.90	(f)(g)	2.46
12/31/16		9.82	0.20	0.36	0.56	(0.63)	(h)	—	9.75	5.56	744	118	0.85		0.85		1.92

(a)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Income Fund were as follows: Class A: December 31, 2020: 0.94%; December 31, 2019: 0.94%; December 31, 2018: 0.95%; December 31, 2017: 0.96%; December 31, 2016: N/A. Class I: December 31, 2020: 0.64%; December 31, 2019: 0.64%; December 31, 2018: 0.65%; December 31, 2017: 0.66%; December 31, 2016: N/A.

(b)	The Fund commenced operations on September 25, 2017.
(c)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(d)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Investment Grade Credit Bond Fund were as follows: Class A: December 31, 2020: 0.74%; December 31, 2019: 0.74%; December 31, 2018: 0.75%; December 31, 2017: 0.76%; December 31, 2016: 0.76%. Class I: June 30, 2021: December 31, 2020: 0.44%; December 31, 2019: 0.46%; December 31, 2018: 0.45%; December 31, 2017: 0.54%; December 31, 2016: N/A.

(e)	Effective September 25, 2017, Class I shares were offered by the Fund.
(f)

The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Real Return Fund were as follows: Class A: June 30, 2021: 0.79%; December 31, 2020: 0.79%; December 31, 2019: 0.81%; December 31, 2018: 0.79%; December 31, 2017: 0.79% (Net: 0.78%); December 31, 2016: 0.80%. Class I: June 30, 2021: 0.49%; December 31, 2020: 0.49%; December 31, 2019: 0.51%; December 31, 2018: 0.49%; December 31, 2017: 0.52% (Net: 0.52%); December 31, 2016: 0.60%. Effective January 1, 2017, the Fund voluntarily began waiving a portion of advisory fees. Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. The difference between the ratios of net and total expenses to average net assets for each share class may differ if the Fund had a significant increase in Class I shares during the year.

(g)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(h)

Distribution amount for the JNL/PIMCO Real Return Fund includes a return of capital distribution for Class A and Class I shares of $0.49 and $0.51 per share, respectively, for the year ended December 31, 2016.

(i)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from					Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/PPM America Floating Rate Income Fund(a)
Class A
06/30/21		10.99		0.18		0.08		0.26		—	—	11.25	2.37		1,189,080	73		0.93		0.93		3.18
12/31/20		10.94		0.35		(0.30)		0.05		—	—	10.99	0.46		1,068,399	27		0.93		0.93		3.33
12/31/19		10.11		0.48		0.35		0.83		—	—	10.94	8.21		1,406,085	36		0.92		0.92		4.48
12/31/18		10.54		0.44		(0.54)		(0.10)		(0.33)	—	10.11	(1.02)		1,601,915	68		0.93		0.93		4.12
12/31/17		10.58		0.37		(0.06)		0.31		(0.35)	—	10.54	2.92		1,457,373	63		0.96	(b)	0.96	(b)	3.48
12/31/16		10.11		0.39		0.55		0.94		(0.47)	—	10.58	9.42		1,410,038	50		0.99		0.99		3.73

Class I
06/30/21		11.07		0.20		0.08		0.28		—	—	11.35	2.53		9,051	73		0.63		0.63		3.52
12/31/20		10.99		0.42		(0.34)		0.08		—	—	11.07	0.73		5,457	27		0.63		0.63		3.98
12/31/19		10.12		0.51		0.36		0.87		—	—	10.99	8.60		30,209	36		0.62		0.62		4.77
12/31/18		10.55		0.47		(0.54)		(0.07)		(0.36)	—	10.12	(0.82)		29,676	68		0.63		0.63		4.39
12/31/17	(c)	10.45		0.11		(0.01)		0.10		—	—	10.55	0.96		33,712	63		0.63	(b)	0.63	(b)	3.78

JNL/PPM America High Yield Bond Fund(a)
Class A
06/30/21		14.61		0.37		0.24		0.61		—	—	15.22	4.18		1,527,625	38		0.74		0.74		5.04
12/31/20		13.90		0.70		0.01		0.71		—	—	14.61	5.11	(d)	1,412,152	77		0.74		0.74		5.18
12/31/19		12.13		0.69		1.08		1.77		—	—	13.90	14.59		1,585,066	75		0.74		0.74		5.23
12/31/18		13.64		0.73		(1.42)		(0.69)		(0.82)	—	12.13	(5.30)		1,434,059	52		0.74		0.74		5.42
12/31/17		13.46		0.72		0.28		1.00		(0.82)	—	13.64	7.49		1,763,229	73		0.74		0.74		5.24
12/31/16		11.51	(e)	0.73	(e)	1.24	(e)	1.97	(e)	(0.02)	—	13.46	17.23		2,361,300	96		0.74		0.74		5.90

Class I
06/30/21		17.22		0.46		0.29		0.75		—	—	17.97	4.36		415,624	38		0.44		0.44		5.34
12/31/20		16.33		0.87		0.02		0.89		—	—	17.22	5.45	(d)	491,339	77		0.44		0.44		5.48
12/31/19		14.21		0.86		1.26		2.12		—	—	16.33	14.92		504,753	75		0.44		0.44		5.53
12/31/18		15.84		0.89		(1.66)		(0.77)		(0.86)	—	14.21	(5.06)		507,235	52		0.44		0.44		5.73
12/31/17	(f)	15.49		0.92		0.27		1.19		(0.84)	—	15.84	7.79		574,946	73		0.46		0.46		5.84
12/31/16		13.22		0.87		1.42		2.29		(0.02)	—	15.49	17.34		12,207	96		0.54		0.54		6.08

JNL/PPM America Total Return Fund(a)(g)
Class A
06/30/21		13.94		0.10		(0.24)		(0.14)		—	—	13.80	(1.00)		785,191	56	(h)	0.78		0.78		1.51
12/31/20		12.69		0.26		0.99		1.25		—	—	13.94	9.85		821,727	80	(h)	0.78		0.78		1.90
12/31/19		11.53		0.31		0.85		1.16		—	—	12.69	10.06		456,735	95	(h)	0.80		0.80		2.54
12/31/18		11.95		0.32		(0.47)		(0.15)		(0.27)	—	11.53	(1.23)		332,524	65	(h)	0.80		0.80		2.72
12/31/17		11.72		0.28		0.22		0.50		(0.27)	—	11.95	4.27		323,218	69	(h)	0.79		0.79		2.31
12/31/16		11.43		0.30		0.36		0.66		(0.37)	—	11.72	5.68		1,134,787	100	(h)	0.80		0.80		2.56

Class I
06/30/21		13.99		0.12		(0.24)		(0.12)		—	—	13.87	(0.86)		1,204,295	56	(h)	0.48		0.48		1.80
12/31/20		12.69		0.30		1.00		1.30		—	—	13.99	10.24		1,176,797	80	(h)	0.48		0.48		2.22
12/31/19		11.50		0.35		0.84		1.19		—	—	12.69	10.35		933,513	95	(h)	0.50		0.50		2.86
12/31/18		11.96		0.35		(0.47)		(0.12)		(0.34)	—	11.50	(0.97)		787,240	65	(h)	0.50		0.50		3.01
12/31/17	(c)	11.87		0.09		0.00		0.09		—	—	11.96	0.76		940,410	69	(h)	0.51		0.51		2.67

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/PPM America High Yield Bond Fund: 5.04% and 5.39%

(e)	On May 6, 2016, the Fund effected a 2 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share splits.
(f)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(g)

On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the acquiring fund formerly in JNL Investors Series Trust for periods prior to April 25, 2016.

(h)	Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was 146%, 72%, 70%, 97% , 118% and 82% in 2016, 2017, 2018, 2019, 2020 and 2021 respectively.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/RAFI Fundamental U.S. Small Cap Fund(a)(b)
Class A
06/30/21		6.68	0.03	1.55	1.58	—	—	8.26	23.65	545,997	18		0.67	0.67	0.88
12/31/20		6.15	0.06	0.47	0.53	—	—	6.68	8.62	411,422	26		0.67	0.67	1.10
12/31/19	(c)	5.57	0.09	0.67	0.76	(0.08)	(0.10)	6.15	13.61	422,668	182		0.67	0.67	1.55
12/31/18		9.15	0.09	(1.93)	(1.84)	(0.17)	(1.57)	5.57	(22.96)	419,116	90		0.66	0.66	1.08
12/31/17		9.47	0.07	(0.29)	(0.22)	(0.06)	(0.04)	9.15	(2.21)	581,066	82		0.66	0.66	0.81
12/31/16		7.26	0.07	2.39	2.46	(0.07)	(0.18)	9.47	34.40	820,565	56		0.66	0.66	0.85

Class I
06/30/21		6.53	0.05	1.52	1.57	—	—	8.10	24.04	7,461	18		0.32	0.37	1.26
12/31/20		5.99	0.08	0.46	0.54	—	—	6.53	9.02	2,690	26		0.32	0.37	1.50
12/31/19		5.43	0.11	0.65	0.76	(0.10)	(0.10)	5.99	14.03	1,604	182		0.32	0.37	1.87
12/31/18		8.97	0.12	(1.90)	(1.78)	(0.19)	(1.57)	5.43	(22.73)	1,189	90		0.31	0.36	1.51
12/31/17	(d)	9.27	0.09	(0.28)	(0.19)	(0.07)	(0.04)	8.97	(1.88)	462	82		0.43	0.44	1.01
12/31/16		7.12	0.08	2.33	2.41	(0.08)	(0.18)	9.27	34.42	757	56		0.46	0.46	1.06

JNL/RAFI Multi-Factor U.S. Equity Fund(a)(e)
Class A
06/30/21		15.69	0.10	2.58	2.68	—	—	18.37	17.08	2,735,930	20		0.67	0.67	1.17
12/31/20		14.27	0.21	1.21	1.42	—	—	15.69	9.95	2,556,362	40		0.67	0.67	1.60
12/31/19	(c)	13.75	0.28	2.21	2.49	(0.39)	(1.58)	14.27	19.54	2,773,817	153		0.65	0.65	2.03
12/31/18		15.61	0.34	(1.84)	(1.50)	(0.36)	—	13.75	(9.73)	2,701,778	60		0.63	0.63	2.16
12/31/17		13.63	0.32	1.97	2.29	(0.31)	—	15.61	16.93	3,535,728	89		0.63	0.63	2.20
12/31/16		12.46	0.30	1.20	1.50	(0.33)	—	13.63	12.18	3,199,574	74		0.64	0.64	2.30

Class I
06/30/21		15.77	0.13	2.59	2.72	—	—	18.49	17.25	19,455	20		0.37	0.37	1.47
12/31/20		14.30	0.26	1.21	1.47	—	—	15.77	10.28	17,528	40		0.37	0.37	1.90
12/31/19		13.80	0.37	2.15	2.52	(0.44)	(1.58)	14.30	19.76	18,114	153		0.34	0.34	2.55
12/31/18		15.66	0.39	(1.85)	(1.46)	(0.40)	—	13.80	(9.46)	219,158	60		0.33	0.33	2.47
12/31/17	(d)	13.66	0.32	2.01	2.33	(0.33)	—	15.66	17.24	286,158	89		0.35	0.35	2.14
12/31/16		12.49	0.32	1.21	1.53	(0.36)	—	13.66	12.40	12,357	74		0.44	0.44	2.50

JNL/T. Rowe Price Balanced Fund(f)(g)
Class A
06/30/21		15.24	0.08	1.19	1.27	—	—	16.51	8.33	545,626	75		1.01	1.01	1.04
12/31/20		13.61	0.15	1.48	1.63	—	—	15.24	11.98	501,928	126		1.01	1.01	1.13
12/31/19		11.06	0.20	2.35	2.55	—	—	13.61	23.06	507,773	82		1.00	1.00	1.61
12/31/18		11.88	0.09	(0.91)	(0.82)	—	—	11.06	(6.90)	477,118	216		0.88	0.88	0.73
12/31/17		10.29	0.12	1.47	1.59	—	—	11.88	15.45	192,360	111	(h)	0.44	0.44	1.07
12/31/16		9.98	0.12	0.19	0.31	—	—	10.29	3.11	189,399	159		0.35	0.35	1.18

Class I
06/30/21		15.38	0.11	1.20	1.31	—	—	16.69	8.52	1,849	75		0.71	0.71	1.40
12/31/20		13.70	0.18	1.50	1.68	—	—	15.38	12.26	668	126		0.71	0.71	1.26
12/31/19		11.10	0.23	2.37	2.60	—	—	13.70	23.42	2	82		0.70	0.70	1.86
12/31/18		11.90	0.12	(0.92)	(0.80)	—	—	11.10	(6.72)	1	216		0.65	0.65	0.98
12/31/17	(i)	11.35	0.00	0.55	0.55	—	—	11.90	4.85	1	111	(h)	0.09	0.09	(0.09)

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund completed the acquisition of JNL/Mellon Capital S&P SMid 60 Fund, which is a series in JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the fund formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

(c)	The Fund commenced operations on June 24, 2019.
(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)

On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/Mellon Capital JNL 5 Fund, which is a series in JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the fund formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

(f)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(g)	Prior to June 24, 2019, the fund held affiliated funds selected by the Adviser and was considered a "Fund of Funds".
(h)

Portfolio turnover for JNL/T. Rowe Price Balanced Fund includes the purchase and sale in each of the Fund's underlying funds which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale in each of the Fund's underlying funds was 11% in 2017.

(i)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price Capital Appreciation Fund(a)
Class A
06/30/21		20.23	0.07	1.89	1.96	—	—	22.19	9.69		9,989,189	30	0.96	(b)	0.96	0.64
12/31/20		17.22	0.15	2.86	3.01	—	—	20.23	17.48		8,392,371	86	0.97	(b)	0.97	0.83
12/31/19		13.88	0.20	3.14	3.34	—	—	17.22	24.06		5,779,034	50	0.98	(b)	0.98	1.23
12/31/18		14.31	0.32	(0.26)	0.06	(0.08)	(0.41)	13.88	0.40		3,160,575	64	1.00	(b)	1.01	2.18
12/31/17		12.65	0.12	1.75	1.87	(0.10)	(0.11)	14.31	14.80		2,209,139	67	1.05	(b)	1.05	0.87
12/31/16		11.88	0.15	0.77	0.92	(0.03)	(0.12)	12.65	7.77		1,291,509	62	1.06	(b)	1.06	1.20

Class I
06/30/21		20.40	0.10	1.90	2.00	—	—	22.40	9.80		666,847	30	0.66	(b)	0.66	0.94
12/31/20		17.31	0.20	2.89	3.09	—	—	20.40	17.85		623,162	86	0.67	(b)	0.67	1.13
12/31/19		13.91	0.25	3.15	3.40	—	—	17.31	24.44		423,633	50	0.68	(b)	0.68	1.54
12/31/18		14.32	0.36	(0.26)	0.10	(0.10)	(0.41)	13.91	0.67		339,117	64	0.70	(b)	0.71	2.46
12/31/17	(c)	13.86	0.05	0.41	0.46	—	—	14.32	3.32		353,499	67	0.76	(b)	0.76	1.21

JNL/T. Rowe Price Established Growth Fund(a)
Class A
06/30/21		68.31	(0.16)	7.67	7.51	—	—	75.82	10.99		10,482,335	18	0.83		0.83	(0.44)
12/31/20		49.83	(0.19)	18.67	18.48	—	—	68.31	37.09	(d)	9,439,629	35	0.83		0.83	(0.35)
12/31/19		38.00	(0.02)	11.85	11.83	—	—	49.83	31.13		7,460,334	25	0.83		0.83	(0.05)
12/31/18		43.97	0.08	(0.49)	(0.41)	(0.03)	(5.53)	38.00	(1.40)		5,909,316	44	0.83		0.83	0.18
12/31/17		34.69	0.04	11.48	11.52	(0.02)	(2.22)	43.97	33.59		5,847,294	56	0.84		0.84	0.11
12/31/16		34.38	0.02	0.47	0.49	—	(0.18)	34.69	1.43		6,414,359	42	0.85		0.85	0.06

Class I
06/30/21		71.10	(0.05)	7.98	7.93	—	—	79.03	11.15		2,847,433	18	0.53		0.53	(0.14)
12/31/20		51.71	(0.02)	19.41	19.39	—	—	71.10	37.50	(d)	2,908,301	35	0.53		0.53	(0.04)
12/31/19		39.31	0.12	12.28	12.40	—	—	51.71	31.54		2,720,614	25	0.53		0.53	0.25
12/31/18		45.26	0.22	(0.52)	(0.30)	(0.12)	(5.53)	39.31	(1.13)		2,558,378	44	0.53		0.53	0.46
12/31/17	(e)	35.63	0.18	11.76	11.94	(0.09)	(2.22)	45.26	33.90		2,944,326	56	0.55		0.55	0.40
12/31/16		35.24	0.09	0.48	0.57	—	(0.18)	35.63	1.62		68,135	42	0.65		0.65	0.26

JNL/T. Rowe Price Mid-Cap Growth Fund(a)
Class A
06/30/21		69.30	(0.17)	6.00	5.83	—	—	75.13	8.41		6,615,999	10	0.99		0.99	(0.48)
12/31/20		56.09	(0.18)	13.39	13.21	—	—	69.30	23.55		6,403,871	23	0.99		0.99	(0.32)
12/31/19		42.66	(0.01)	13.44	13.43	—	—	56.09	31.48		5,926,942	22	0.99		0.99	(0.02)
12/31/18		47.27	(0.02)	(0.96)	(0.98)	—	(3.63)	42.66	(2.45)		4,713,404	29	0.99		0.99	(0.05)
12/31/17		39.92	(0.10)	9.73	9.63	—	(2.28)	47.27	24.47		4,899,959	30	1.00		1.00	(0.21)
12/31/16		37.87	(0.07)	2.36	2.29	—	(0.24)	39.92	6.08		3,830,555	30	1.00		1.00	(0.17)

Class I
06/30/21		73.17	(0.07)	6.33	6.26	—	—	79.43	8.56		329,547	10	0.69		0.69	(0.18)
12/31/20		59.04	0.00	14.13	14.13	—	—	73.17	23.93		284,182	23	0.69		0.69	0.00
12/31/19		44.78	0.15	14.11	14.26	—	—	59.04	31.84		445,624	22	0.69		0.69	0.28
12/31/18		49.29	0.13	(1.01)	(0.88)	—	(3.63)	44.78	(2.15)		397,273	29	0.69		0.69	0.25
12/31/17	(e)	41.45	0.02	10.10	10.12	—	(2.28)	49.29	24.75		412,117	30	0.74		0.74	0.04
12/31/16		39.23	0.01	2.45	2.46	—	(0.24)	41.45	6.30		68,059	30	0.80		0.80	0.03

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The ratios of net expenses to average net assets for JNL/T.Rowe Price Capital Appreciation Fund includes a reimbursement for advisory fees related to advisory fees earned on an affiliated investment held by the Fund.

(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/T. Rowe Price Established Growth Fund: 37.05% and 37.46%

(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price Short-Term Bond Fund(a)
Class A
06/30/21		10.57	0.06	(0.04)	0.02	—	—	10.59	0.19	1,447,929	42	0.71		0.71		1.11
12/31/20		10.17	0.17	0.23	0.40	—	—	10.57	3.93	1,489,869	61	0.71		0.71		1.68
12/31/19		9.77	0.22	0.18	0.40	—	—	10.17	4.09	1,160,563	71	0.71		0.71		2.22
12/31/18		9.80	0.18	(0.07)	0.11	(0.14)	—	9.77	1.10	1,107,891	50	0.71		0.71		1.87
12/31/17		9.83	0.14	(0.03)	0.11	(0.14)	—	9.80	1.14	1,000,050	53	0.71		0.71		1.37
12/31/16		9.81	0.11	0.03	0.14	(0.12)	—	9.83	1.43	1,648,572	60	0.71		0.71		1.07

Class I
06/30/21		10.74	0.08	(0.04)	0.04	—	—	10.78	0.37	302,276	42	0.41		0.41		1.41
12/31/20		10.30	0.21	0.23	0.44	—	—	10.74	4.27	291,484	61	0.41		0.41		1.97
12/31/19		9.87	0.25	0.18	0.43	—	—	10.30	4.36	256,869	71	0.41		0.41		2.53
12/31/18		9.90	0.21	(0.07)	0.14	(0.17)	—	9.87	1.41	593,400	50	0.41		0.41		2.17
12/31/17	(b)	9.93	0.17	(0.04)	0.13	(0.16)	—	9.90	1.35	551,252	53	0.42		0.42		1.74
12/31/16		9.90	0.13	0.04	0.17	(0.14)	—	9.93	1.73	283	60	0.51		0.51		1.27

JNL/T. Rowe Price U.S. High Yield Fund(a)
Class A
06/30/21		11.40	0.29	0.13	0.42	—	—	11.82	3.68	163,552	62	0.97		0.97		5.00
12/31/20		11.02	0.55	(0.17)	0.38	—	—	11.40	3.45	147,993	211	0.98		0.98		5.18
12/31/19		10.00	0.49	0.53	1.02	—	—	11.02	10.20	136,103	87	1.00		1.00		4.59
12/31/18		10.79	0.54	(0.75)	(0.21)	(0.50)	(0.08)	10.00	(2.09)	86,713	69	1.00		1.00		5.04
12/31/17		10.55	0.53	(0.03)	0.50	(0.21)	(0.05)	10.79	4.73	65,795	86	1.00		1.00		4.91
12/31/16	(c)	10.00	0.28	0.27	0.55	—	—	10.55	5.50	624,884	82	1.00		1.00		4.04

Class I
06/30/21		11.37	0.30	0.13	0.43	—	—	11.80	3.78	560,829	62	0.67		0.67		5.30
12/31/20		10.95	0.60	(0.18)	0.42	—	—	11.37	3.84	540,203	211	0.68		0.68		5.64
12/31/19		9.91	0.52	0.52	1.04	—	—	10.95	10.49	396,312	87	0.70		0.70		4.94
12/31/18		10.81	0.57	(0.75)	(0.18)	(0.64)	(0.08)	9.91	(1.84)	522,198	69	0.70		0.70		5.32
12/31/17	(d)	10.76	0.14	(0.09)	0.05	—	—	10.81	0.46	627,214	86	0.71		0.71		4.97

JNL/T. Rowe Price Value Fund(a)
Class A
06/30/21		19.12	0.07	3.53	3.60	—	—	22.72	18.83	3,038,836	52	0.87		0.87		0.63
12/31/20		17.34	0.19	1.59	1.78	—	—	19.12	10.27	2,315,487	114	0.87		0.87		1.20
12/31/19		13.75	0.22	3.37	3.59	—	—	17.34	26.11	2,148,534	133	0.87		0.88		1.40
12/31/18		17.46	0.25	(1.81)	(1.56)	(0.21)	(1.94)	13.75	(9.58)	1,775,417	141	0.88		0.89		1.47
12/31/17		15.60	0.22	2.63	2.85	(0.27)	(0.72)	17.46	18.70	2,111,216	94	0.89	(e)	0.90	(e)	1.33
12/31/16		15.47	0.27	1.33	1.60	(0.30)	(1.17)	15.60	10.84	4,232,209	105	0.90		0.91		1.76

Class I
06/30/21		20.15	0.10	3.72	3.82	—	—	23.97	18.96	2,338,775	52	0.57		0.57		0.92
12/31/20		18.22	0.25	1.68	1.93	—	—	20.15	10.59	2,306,944	114	0.57		0.57		1.50
12/31/19		14.40	0.28	3.54	3.82	—	—	18.22	26.53	2,424,541	133	0.57		0.58		1.70
12/31/18		18.20	0.31	(1.89)	(1.58)	(0.28)	(1.94)	14.40	(9.30)	2,190,147	141	0.58		0.59		1.77
12/31/17	(b)	16.21	0.31	2.70	3.01	(0.30)	(0.72)	18.20	19.00	2,851,062	94	0.60	(e)	0.61	(e)	1.75
12/31/16		16.02	0.32	1.37	1.69	(0.33)	(1.17)	16.21	11.04	988	105	0.70		0.71		1.97

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)	The Fund commenced operations on April 25, 2016.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/WCM Focused International Equity Fund(a)
Class A
06/30/21		21.69	(0.03)		2.35	2.32	—	—	24.01	10.70	503,282	12		1.12		1.12		(0.29)
12/31/20		16.79	(0.05)		5.41	5.36	(0.05)	(0.41)	21.69	32.01	415,047	32		1.12		1.12		(0.30)
12/31/19		12.94	0.01		4.52	4.53	(0.08)	(0.60)	16.79	35.48	252,340	24		1.12		1.12		0.09
12/31/18		14.44	0.03		(1.16)	(1.13)	—	(0.37)	12.94	(7.85)	63,899	29		1.12		1.12		0.24
12/31/17		11.01	0.09		3.39	3.48	(0.04)	(0.01)	14.44	31.65	33,381	29		1.14	(b)	1.15	(b)	0.74
12/31/16		11.02	0.05		(0.04)	0.01	(0.01)	(0.01)	11.01	0.12	1,008,629	22		1.17		1.17		0.44

Class I
06/30/21		21.76	(0.00)	(c)	2.36	2.36	—	—	24.12	10.85	1,791,360	12		0.82		0.82		(0.01)
12/31/20		16.81	0.00		5.43	5.43	(0.07)	(0.41)	21.76	32.41	1,762,135	32		0.82		0.82		0.03
12/31/19		12.93	0.08		4.49	4.57	(0.09)	(0.60)	16.81	35.82	1,483,682	24		0.82		0.82		0.49
12/31/18		14.46	0.09		(1.18)	(1.09)	(0.07)	(0.37)	12.93	(7.57)	1,261,640	29		0.82		0.82		0.59
12/31/17	(d)	13.80	0.01		0.65	0.66	—	—	14.46	4.78	1,424,375	29		0.86	(b)	0.87	(b)	0.17

JNL/Westchester Capital Event Driven Fund(a)
Class A
06/30/21		11.81	0.01		0.62	0.63	—	—	12.44	5.33	56,850	209		1.71	(e)	1.71	(e)	0.22
12/31/20		11.11	0.37		0.33	0.70	—	—	11.81	6.30	40,814	426		1.64	(e)	1.64	(e)	3.44
12/31/19		9.94	0.09		1.08	1.17	—	—	11.11	11.77	49,018	286		1.84	(e)	1.84	(e)	0.84
12/31/18		9.99	0.03		0.47	0.50	—	(0.55)	9.94	5.04	27,455	267		1.71	(e)	1.71	(e)	0.28
12/31/17		9.70	(0.00)	(c)	0.53	0.53	(0.24)	—	9.99	5.47	4,823	291		1.83	(e)	1.83	(e)	(0.02)
12/31/16		9.50	(0.05)		0.29	0.24	(0.01)	(0.03)	9.70	2.55	359,186	251		2.09	(e)	2.09	(e)	(0.55)

Class I
06/30/21		11.80	0.03		0.62	0.65	—	—	12.45	5.51	74,496	209		1.41	(e)	1.41	(e)	0.48
12/31/20		11.07	0.24		0.49	0.73	—	—	11.80	6.59	75,532	426		1.29	(e)	1.29	(e)	2.32
12/31/19		9.87	0.12		1.08	1.20	—	—	11.07	12.16	259,327	286		1.52	(e)	1.52	(e)	1.10
12/31/18		10.01	0.11		0.42	0.53	(0.12)	(0.55)	9.87	5.31	209,019	267		1.49	(e)	1.49	(e)	1.04
12/31/17	(d)	9.89	0.04		0.08	0.12	—	—	10.01	1.21	242,410	291		1.38	(e)	1.38	(e)	1.34

JNL/WMC Balanced Fund(a)
Class A
06/30/21		28.75	0.17		2.64	2.81	—	—	31.56	9.77	9,838,227	37	(f)	0.71		0.71		1.13
12/31/20		26.54	0.40		1.81	2.21	—	—	28.75	8.33	9,149,544	81	(f)	0.72		0.72		1.53
12/31/19		21.85	0.50		4.19	4.69	—	—	26.54	21.46	8,888,357	42	(f)	0.72		0.72		2.03
12/31/18		24.02	0.49		(1.26)	(0.77)	(0.40)	(1.00)	21.85	(3.41)	7,405,875	43	(f)	0.72		0.72		2.04
12/31/17		22.14	0.42		2.31	2.73	(0.33)	(0.52)	24.02	12.49	7,752,031	38	(f)	0.72		0.72		1.80
12/31/16		20.83	0.40		1.82	2.22	(0.28)	(0.62)	22.14	10.82	6,370,657	58	(f)	0.73		0.73		1.84

Class I
06/30/21		29.88	0.22		2.75	2.97	—	—	32.85	9.94	66,290	37	(f)	0.41		0.41		1.42
12/31/20		27.50	0.48		1.90	2.38	—	—	29.88	8.65	52,145	81	(f)	0.42		0.42		1.79
12/31/19		22.57	0.59		4.34	4.93	—	—	27.50	21.84	36,746	42	(f)	0.42		0.42		2.32
12/31/18		24.75	0.59		(1.32)	(0.73)	(0.45)	(1.00)	22.57	(3.15)	16,749	43	(f)	0.42		0.42		2.38
12/31/17	(g)	22.77	0.48		2.38	2.86	(0.36)	(0.52)	24.75	12.75	2,740	38	(f)	0.49		0.49		2.02
12/31/16		21.39	0.45		1.87	2.32	(0.32)	(0.62)	22.77	11.03	1,509	58	(f)	0.53		0.53		2.05

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)	Amount represents less than $0.005.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/Westchester Capital Event Driven Fund were as follows: Class A: June 30, 2021: 1.41%; December 31, 2020: 1.46%; December 31, 2019: 1.46%; December 31, 2018: 1.46%; December 31, 2017: 1.44%; December 31, 2016: 1.46%. Class I: June 30, 2021: 1.11%; December 31, 2020: 1.16%; December 31, 2019: 1.16%; December 31, 2018: 1.16%; December 31, 2017: 1.19%; December 31, 2016: N/A.

(f)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 102%, 76%, 80%, 55%, 108% and 67% in 2016, 2017, 2018, 2019, 2020 and 2021 respectively.
(g)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/WMC Equity Income Fund(a)(b)(c)
Class A
06/30/21		12.67	0.30	1.65	1.95	—	—	14.62	15.39	642,310	29	0.71		0.92		4.41
12/31/20		12.35	0.21	0.11	0.32	—	—	12.67	2.59	546,210	40	0.59		0.93		1.88
12/31/19		9.98	0.19	2.18	2.37	—	—	12.35	23.75	359,069	33	0.58		0.94		1.70
12/31/18		10.67	0.10	(0.79)	(0.69)	—	—	9.98	(6.47)	155,905	36	0.58		0.98		0.90
12/31/17	(d)	10.00	(0.02)	0.69	0.67	—	—	10.67	6.70	29,181	38	0.58		0.98		(0.58)

Class I
06/30/21		12.81	0.33	1.66	1.99	—	—	14.80	15.53	19,546	29	0.41		0.62		4.67
12/31/20		12.44	0.26	0.11	0.37	—	—	12.81	2.97	16,185	40	0.29		0.63		2.28
12/31/19		10.03	0.19	2.22	2.41	—	—	12.44	24.03	9,821	33	0.28		0.64		1.67
12/31/18		10.69	0.08	(0.74)	(0.66)	—	—	10.03	(6.17)	3,386	36	0.28		0.68		0.74
12/31/17	(d)	10.00	(0.01)	0.70	0.69	—	—	10.69	6.90	281	38	0.28		0.68		(0.28)

JNL/WMC Global Real Estate Fund(e)(f)
Class A
06/30/21		9.56	0.10	1.36	1.46	—	—	11.02	15.27	989,899	118	1.05		1.05		1.97
12/31/20		10.88	0.17	(1.49)	(1.32)	—	—	9.56	(12.13)	900,492	150	1.05		1.05		1.82
12/31/19		8.88	0.22	1.78	2.00	—	—	10.88	22.52	1,192,796	52	1.05		1.05		2.11
12/31/18		9.97	0.22	(0.86)	(0.64)	(0.38)	(0.07)	8.88	(6.38)	1,125,411	57	1.04		1.04		2.26
12/31/17		9.53	0.20	0.75	0.95	(0.31)	(0.20)	9.97	10.19	1,373,022	55	1.05	(g)	1.05	(g)	2.06
12/31/16		9.78	0.18	0.06	0.24	(0.20)	(0.29)	9.53	2.42	1,821,270	65	1.05		1.06		1.82

Class I
06/30/21		9.77	0.12	1.39	1.51	—	—	11.28	15.46	4,367	118	0.75		0.75		2.31
12/31/20		11.09	0.12	(1.44)	(1.32)	—	—	9.77	(11.90)	3,424	150	0.75		0.75		1.26
12/31/19		9.02	0.23	1.84	2.07	—	—	11.09	22.95	35,743	52	0.75		0.75		2.24
12/31/18		10.13	0.24	(0.86)	(0.62)	(0.42)	(0.07)	9.02	(6.17)	160,039	57	0.74		0.74		2.43
12/31/17	(h)	9.67	0.27	0.72	0.99	(0.33)	(0.20)	10.13	10.46	602,227	55	0.77	(g)	0.77	(g)	2.74
12/31/16		9.92	0.20	0.07	0.27	(0.22)	(0.29)	9.67	2.61	899	65	0.85		0.86		2.02

(a)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/WMC Equity Income Fund - Class A: June 30, 2021: 0.90%, 1.11%, 4.22%; December 31, 2020: 0.89%, 1.23%, 1.58%; December 31, 2019: 0.88%, 1.24%, 1.40%; December 31, 2018: 0.87%, 1.27%, 0.61%; December 31, 2017: 0.89%, 1.29%, (0.89%). JNL/WMC Equity Income Fund - Class I: June 30, 2021: 0.60%, 0.81%, 4.48%; December 31, 2020: 0.59%, 0.93%, 1.98%; December 31, 2019: 0.58%, 0.94%, 1.37%; December 31, 2018: 0.57%, 0.97%, 0.45%; December 31, 2017: 0.59%, 0.99%, (0.59%).

(b)	Effective April 26th, 2021, JNL/Vanguard Equity Income Fund name was changed to JNL/WMC Equity Income Fund.
(c)	Effective April 26, 2021, the Fund became a Sub-Advised fund. Prior to April 26, 2021, the Fund was a Feeder Fund.
(d)	The Fund commenced operations on September 25, 2017.
(e)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(f)	Effective April 27, 2020, JNL/Invesco Global Real Estate Fund name was changed to JNL/WMC Global Real Estate Fund.
(g)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(h)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/WMC Government Money Market Fund(a)
Class A
06/30/21		1.00	0.00	0.00	0.00	—		—		1.00	0.00	2,274,189	N/A	0.08		0.56	0.00	(b)
12/31/20		1.00	0.00	0.00	0.00	(0.00)	(c)	—		1.00	0.21	2,389,749	N/A	0.24		0.56	0.13	(b)
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—		1.00	1.54	1,261,526	N/A	0.72	(d)	0.57	1.53	(b)
12/31/18		1.00	0.01	0.00	0.01	(0.01)		—		1.00	1.13	1,426,473	N/A	0.77	(d)	0.57	1.13	(b)
12/31/17		1.00	0.00	0.00	0.00	(0.00)	(c)	—		1.00	0.13	1,194,603	N/A	0.78	(d)	0.56	0.12	(b)
12/31/16		1.00	0.00	0.00	0.00	—		(0.00)	(b)	1.00	0.00	1,591,977	N/A	0.45		0.56	0.00	(b)

Class I
06/30/21		1.00	0.00	0.00	0.00	—		—		1.00	0.00	38,867	N/A	0.08		0.26	0.00	(b)
12/31/20		1.00	0.00	0.00	0.00	(0.00)	(c)	—		1.00	0.31	44,262	N/A	0.20		0.26	0.15	(b)
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—		1.00	2.00	15,034	N/A	0.27		0.27	1.97	(b)
12/31/18		1.00	0.02	0.00	0.02	(0.02)		—		1.00	1.64	14,314	N/A	0.27		0.27	1.75	(b)
12/31/17	(e)	1.00	0.00	0.00	0.00	(0.00)	(c)	—		1.00	0.38	2,440	N/A	0.58	(d)	0.35	0.28	(b)
12/31/16		1.00	0.00	0.00	0.00	—		(0.00)	(b)	1.00	0.00	8,686	N/A	0.45		0.36	0.00	(b)

JNL/WMC Value Fund(a)
Class A
06/30/21		24.09	0.18	3.91	4.09	—		—		28.18	16.98	835,341	15	0.78		0.78	1.34
12/31/20		23.73	0.38	(0.02)	0.36	—		—		24.09	1.52	742,657	47	0.78		0.78	1.77
12/31/19		18.61	0.38	4.74	5.12	—		—		23.73	27.51	822,715	49	0.78		0.78	1.75
12/31/18		24.48	0.41	(2.70)	(2.29)	(0.44)		(3.14)		18.61	(10.30)	691,879	28	0.78		0.78	1.73
12/31/17		22.92	0.41	2.94	3.35	(0.41)		(1.38)		24.48	15.20	840,381	14	0.77		0.77	1.71
12/31/16		20.56	0.36	2.37	2.73	(0.23)		(0.14)		22.92	13.42	1,682,334	15	0.78		0.78	1.68

Class I
06/30/21		24.96	0.23	4.05	4.28	—		—		29.24	17.15	787,015	15	0.48		0.48	1.66
12/31/20		24.51	0.45	0.00	0.45	—		—		24.96	1.84	794,557	47	0.48		0.48	2.05
12/31/19		19.17	0.45	4.89	5.34	—		—		24.51	27.86	692,719	49	0.48		0.48	2.05
12/31/18		25.13	0.49	(2.78)	(2.29)	(0.53)		(3.14)		19.17	(10.02)	548,769	28	0.48		0.48	2.02
12/31/17	(e)	23.47	0.45	3.05	3.50	(0.46)		(1.38)		25.13	15.49	751,554	14	0.50		0.50	1.85
12/31/16		21.03	0.41	2.43	2.84	(0.26)		(0.14)		23.47	13.66	33,188	15	0.58		0.58	1.88

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The ratios for net investment income (loss) to average net assets without expense waivers for JNL/WMC Government Money Market Fund for 2016, 2017, 2018, 2019, 2020 and 2021 was (0.11%), 0.33%, 1.33%, 1.68%, (0.19%) and (0.48%), respectively, for Class A and 0.09%, 0.52%, 1.75%, 1.97%, 0.15% and (0.18%) respectively, for Class I shares.

(c)	Amount represents less than $0.005.
(d)	Includes payments for recovery of contractual expense waivers.
(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021
NOTE 1. ORGANIZATION

JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994 as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust and at June 30, 2021 consisted of one hundred and twenty-eight (128) separate funds (each a “Fund”, and collectively, “Funds”). Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc owns a majority interest in Jackson Financial Inc. and is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc. In February of 2021, Prudential plc announced that it plans to pursue a separation of Jackson Financial Inc. through a demerger, whereby shares of Jackson Financial Inc. would be distributed to Prudential plc shareholders. In August of 2021, it was announced that the demerger is expected to occur on September 13, 2021.

Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund’s Adviser/Sub-Advisers/Sub-Sub-Advisers are:

Fund:	Adviser(s)/Sub-Adviser(s)/Sub-Sub-Adviser(s):
The following funds operate under a Master Feeder structure and seek to achieve their respective investment objectives by investing all of their assets in a separate mutual fund (“Master Fund”):

JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund and JNL/American Funds Washington Mutual Investors Fund. These Funds are collectively known as "JNL/American Funds Feeder Funds".

JNAM (Adviser to each Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund and JNL/Mellon Small Cap Index Fund. These Funds are collectively known as "JNL/Mellon Feeder Funds".

JNAM (Adviser to each Feeder Fund) Mellon Investments Corporation (Sub-Adviser to each Master Fund)

The following funds operate under a “Fund of Funds” structure, investing all of their assets in other affiliated or unaffiliated funds (each, an “underlying fund”, and collectively, the “underlying funds”):

JNL/American Funds Growth Allocation Fund and JNL/American Funds Moderate Growth Allocation Fund. These Funds are collectively known as "JNL/American Funds Funds of Funds".

JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund and JNL Moderate Growth Allocation Fund. These Funds are collectively known as "JNL Allocation Funds”.

JNAM (Adviser to each Fund)

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Fund:	Adviser(s)/Sub-Adviser(s)/Sub-Sub-Adviser(s):

JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Fund and JNL/Goldman Sachs Managed Moderate Growth Fund. These Funds are collectively known as "JNL/Goldman Sachs Funds of Funds".

JNAM (Adviser to each Fund) Goldman Sachs Asset Management, L.P.
The following funds are advised by JNAM and sub-advised by each Fund's respective Sub-Adviser(s):

JNL iShares Tactical Growth Fund, JNL iShares Tactical Moderate Fund and JNL iShares Tactical Moderate Growth Fund. These Funds are collectively known as "JNL iShares Tactical Funds".

JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund and JNL S&P 500 Index Fund. These Funds are collectively known as "JNL Mellon Master Funds".

JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Equity Income Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon World Index Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund

Mellon Investments Corporation
JNL Multi-Manager Alternative Fund

Boston Partners Global Investors, Inc.
DoubleLine Capital LP
First Pacific Advisors, LP

Kayne Anderson Rudnick Investment Management, LLC
Lazard Asset Management LLC
Loomis, Sayles & Company, L.P.
Westchester Capital Management, LLC
Western Asset Management Company, LLC

JNL Multi-Manager Emerging Markets Equity Fund	Kayne Anderson Rudnick Investment Management, LLC T. Rowe Price Associates, Inc. T. Rowe Price Hong Kong Limited (Sub-Sub-Adviser) WCM Investment Management, LLC Wellington Management Company LLP
JNL Multi-Manager International Small Cap Fund	Baillie Gifford Overseas Limited Causeway Capital Management LLC WCM Investment Management, LLC
JNL Multi-Manager Mid Cap Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Nuance Investments, LLC Victory Capital Management Inc.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Fund:	Adviser(s)/Sub-Adviser(s)/Sub-Sub-Adviser(s):
JNL Multi-Manager Small Cap Growth Fund	Granahan Investment Management, Inc. Kayne Anderson Rudnick Investment Management, LLC Victory Capital Management Inc. WCM Investment Management, LLC
JNL Multi-Manager Small Cap Value Fund	Congress Asset Management Company, LLP Cooke & Bieler, L.P. Reinhart Partners, Inc. River Road Asset Management, LLC WCM Investment Management, LLC
JNL/AQR Large Cap Defensive Style Fund	AQR Capital Management, LLC
JNL/Baillie Gifford International Growth Fund and JNL/Baillie Gifford U.S. Equity Growth Fund	Baillie Gifford Overseas Limited
JNL/BlackRock Advantage International Fund, JNL/BlackRock Global Allocation Fund and JNL/BlackRock Large Cap Select Growth Fund	BlackRock Investment Management, LLC
JNL/BlackRock Global Natural Resources Fund	BlackRock International Limited
JNL/Causeway International Value Select Fund	Causeway Capital Management LLC
JNL/ClearBridge Large Cap Growth Fund	ClearBridge Investments, LLC
JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund and JNL/DFA U.S. Small Cap Fund	Dimensional Fund Advisors LP
JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund and JNL/DoubleLine® Total Return Fund	DoubleLine Capital LP
JNL/Fidelity Institutional Asset Management® Total Bond Fund	FIAM LLC
JNL/First Sentier Global Infrastructure Fund	First Sentier Investors (Australia) IM Ltd
JNL/Franklin Templeton Global Multisector Bond Fund and JNL/Franklin Templeton Income Fund	Franklin Advisers, Inc.
JNL/Franklin Templeton Growth Allocation Fund	Franklin Advisers, Inc. Franklin Templeton Institutional, LLC. (Sub-Sub-Adviser) Templeton Global Advisors Limited (Sub-Sub-Adviser)
JNL/Goldman Sachs 4 Fund	Goldman Sachs Asset Management, L.P. Mellon Investments Corporation (Co-Sub-Adviser)
JNL/GQG Emerging Markets Equity Fund	GQG Partners LLC
JNL/Harris Oakmark Global Equity Fund	Harris Associates L.P.
JNL/Heitman U.S. Focused Real Estate Fund	Heitman Real Estate Securities LLC
JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Invesco International Growth Fund and JNL/Invesco Small Cap Growth Fund	Invesco Advisers, Inc.
JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund and JNL/JPMorgan U.S. Value Fund	J.P. Morgan Investment Management Inc.
JNL/Lazard International Strategic Equity Fund	Lazard Asset Management LLC
JNL/Loomis Sayles Global Growth Fund	Loomis, Sayles & Company, L.P.
JNL/Lord Abbett Short Duration Income Fund	Lord, Abbett & Co. LLC
JNL/MFS Mid Cap Value Fund	Massachusetts Financial Services Company (d/b/a MFS Investment Management)
JNL/Neuberger Berman Commodity Strategy Fund and JNL/Neuberger Berman Strategic Income Fund	Neuberger Berman Investment Advisers LLC
JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund and JNL/PIMCO Real Return Fund	Pacific Investment Management Company LLC
JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, and JNL/PPM America Total Return Fund	PPM America, Inc.*

JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund and JNL/T. Rowe Price Value Fund

T. Rowe Price Associates, Inc.
JNL/WCM Focused International Equity Fund	WCM Investment Management, LLC
JNL/Westchester Capital Event Driven Fund	Westchester Capital Management, LLC
JNL/WMC Balanced Fund, JNL/WMC Equity Income Fund, JNL/WMC Global Real Estate Fund, JNL/WMC Government Money Market Fund and JNL/WMC Value Fund	Wellington Management Company LLP

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

* PPM America, Inc. is an affiliate of JNAM.

Each Master Fund is a series of the American Funds Insurance Series® or JNL Mellon Master Funds, respectively, each a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of June 30, 2021, the JNL/American Funds Feeder Funds and JNL/Mellon Feeder Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Balanced Fund 7.9%, JNL/American Funds Bond Fund of America Fund 0.1%, JNL/American Funds Capital Income Builder Fund 22.5%, JNL/American Funds Capital World Bond Fund 22.8%, JNL/American Funds Global Growth Fund 9.9%, JNL/American Funds Global Small Capitalization Fund 18.3%, JNL/American Funds Growth Fund 9.1%, JNL/American Funds Growth-Income Fund 23.7%, JNL/American Funds International Fund 19.6%, JNL/American Funds New World Fund 39.8%, JNL/American Funds Washington Mutual Investors Fund 37.0%, JNL/Mellon Bond Index Fund 100.0%, JNL/Mellon Emerging Markets Index Fund 100.0%, JNL/Mellon International Index Fund 100.0%, JNL/Mellon S&P 400 MidCap Index Fund 100.0% and JNL/Mellon Small Cap Index Fund 100.0%. The Master Funds’ Schedules of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report. For the JNL/Mellon Feeder Funds, the JNL Mellon Master Funds are included here in this report. For the JNL/American Funds Feeder Funds, this report should be read in conjunction with the American Funds Insurance Series Master Funds’ shareholder reports. The American Funds Insurance Series Master Funds' shareholder reports are available on the SEC’s website at www.sec.gov or at connect.rightprospectus.com/Jackson.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/American Funds Capital World Bond Fund, JNL/Baillie Gifford U.S. Equity Growth Fund, JNL/BlackRock Global Natural Resources Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund and JNL/Morningstar Wide Moat Index Fund. On July 22, 2021, shareholders of the JNL/Morningstar PitchBook Listed Private Equity Index Fund approved the elimination of a fundamental policy regarding diversification for the Fund. Accordingly, effective August 2, 2021, the Fund will operate as a non-diversified fund.

Each Fund offers Class A shares and Class I shares with the exception of JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund and JNL S&P 500 Index Fund, which only offer Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Fund Changes. Effective April 26, 2021, the names changed for the following funds:

Prior Fund Name	Effective April 26, 2021 Fund Name
JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Washington Mutual Investors Fund
JNL/First State Global Infrastructure Fund	JNL/First Sentier Global Infrastructure Fund
JNL/Invesco Global Real Estate Fund[1]	JNL/WMC Global Real Estate Fund
JNL/JPMorgan Growth & Income Fund	JNL/JPMorgan U.S. Value Fund
JNL/Mellon MSCI World Index Fund	JNL/Mellon World Index Fund
JNL/Vanguard Equity Income Fund[2]	JNL/WMC Equity Income Fund
JNL/Vanguard International Fund[3]	JNL/Baillie Gifford International Growth Fund
JNL/Vanguard U.S. Stock Market Index Fund[4]	JNL/Mellon U.S. Stock Market Index Fund

1 Effective April 26, 2021, the Sub-Adviser for the Fund changed from Invesco Advisers, Inc. to Wellington Management Company LLP.

2 Effective April 26, 2021, Wellington Management Company LLP was added as a Sub-Adviser to the Fund. Prior to April 26, 2021, the Fund operated as a Feeder Fund.

3 Effective April 26, 2021, Baillie Gifford Overseas Limited was added as a Sub-Adviser to the Fund. Prior to April 26, 2021, the Fund operated as a Feeder Fund.

4 Effective April 26, 2021, Mellon Investments Corporation was added as a Sub-Adviser to the Fund. Prior to April 26, 2021, the Fund operated as a Fund of Funds.

Effective April 26, 2021, Kayne Anderson Rudnick Investment Management, LLC was added as a Sub-Adviser to JNL Multi-Manager Alternative Fund, Baillie Gifford Overseas Limited was added as a Sub-Adviser to JNL Multi-Manager International Small Cap Fund, River Road Asset Management, LLC was added as a Sub-Adviser to JNL Multi-Manager Small Cap Value Fund and Goldman Sachs Asset Management, L.P and Mellon Investments Corporation were added as Sub-Advisers to JNL/Goldman Sachs 4 Fund. Also effective April 26, 2021, Ivy Investment Management Company was removed as a Sub-Adviser to JNL/JPMorgan Global Allocation Fund.

The following mergers were effective after close of business on April 23, 2021, for the Funds indicated.

Acquired Fund	Acquiring Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Large Cap Defensive Style Fund
JNL/AQR Managed Futures Strategy Fund	JNL Moderate Growth Allocation Fund
JNL/Boston Partners Global Long Short Equity Fund	JNL Multi-Manager Alternative Fund
JNL/DFA Growth Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund
JNL/DFA Moderate Growth Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Franklin Templeton International Small Cap Fund	JNL Multi-Manager International Small Cap Fund
JNL/Goldman Sachs Competitive Advantage Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Mellon U.S. Stock Market Index Fund

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Acquired Fund	Acquiring Fund
JNL/Goldman Sachs International 5 Fund	JNL/Mellon International Index Fund
JNL/Goldman Sachs Intrinsic Value Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs Total Yield Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Mellon Index 5 Fund	JNL/Vanguard Growth ETF Allocation Fund
JNL/PPM America Small Cap Value Fund	JNL Multi-Manager Small Cap Value Fund
JNL/RAFI® Fundamental Asia Developed Fund	JNL/Mellon International Index Fund
JNL/RAFI® Fundamental Europe Fund	JNL/Mellon International Index Fund
JNL/Vanguard Capital Growth Fund	JNL/ T. Rowe Price Established Growth Fund
JNL/Vanguard Global Bond Market Index Fund	JNL/Mellon Bond Index Fund
JNL/Vanguard International Stock Market Index Fund	JNL/Mellon International Index Fund
JNL/Vanguard Small Company Growth Fund	JNL Multi-Manager Small Cap Growth Fund

Effective April 26, 2021, each of the following Funds became a Feeder Fund. Each Fund continues to be advised by JNAM and seeks to achieve its investment objective by investing its assets in a corresponding master fund that is sub-advised by Mellon Investments Corporation. Prior to April 26, 2021, each Fund was sub-advised by Mellon Investments Corporation and held securities selected by the Sub-Adviser and was considered a Sub-Advised Fund. On April 26, 2021, each Fund received shares of the Master Fund in a tax-free exchange for assets in the Sub-Advised Fund. JNL Emerging Markets Index Fund and JNL International Index Fund elected to maintain the historical cost of the investments received from their respective feeder funds and JNL Bond Index Fund, JNL Mid Cap Index Fund and JNL Small Cap Index Fund elected to step up cost basis to fair market value.

Master Fund	Existing Fund reorganized into Feeder Fund	Shares Exchanged	Principal Amount	Unrealized Gain/(Loss) immediately prior to reorganization
JNL Bond Index Fund	JNL/Mellon Bond Index Fund	133,156	1,331,555	43,565
JNL Emerging Markets Index Fund	JNL/Mellon Emerging Markets Index Fund	119,500	1,195,000	137,643
JNL International Index Fund	JNL/Mellon International Index Fund	268,418	2,684,176	480,529
JNL Small Cap Index Fund	JNL/Mellon Small Cap Index Fund	302,806	3,028,056	866,964
JNL Mid Cap Index Fund	JNL/Mellon S&P 400 MidCap Index Fund	381,376	3,813,759	1,192,543

Effective January 1, 2021, the federal income tax status of the JNL/Baillie Gifford International Growth Fund changed from a partnership to a RIC.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is notified of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ shareholder report, which are filed with the SEC and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate market value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value. Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit-linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. The JNL/WMC Government Money Market Fund declares dividends from net investment income daily and pays dividends monthly. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis. Capital gains distributions received from the Master Funds and underlying funds are recorded as Net realized gain on Distributions from Affiliated or Unaffiliated investment companies, as applicable, in the Statements of Operations.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations. Interest income, including effective-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income, and value, by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund. As it relates to expenses in Master Funds, the Feeder Fund’s shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests because each Feeder Fund invests all of its assets in its respective Master Fund. Such expenses are not included in the Statements of Operations but are incurred indirectly in the calculation of the NAV of the respective Master Fund. As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in underlying funds.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as Deferred foreign capital gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current period's change in deferred foreign capital gains tax liability are recorded in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Statement of Cash Flows. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions including that the investment company had little or no debt, based on the average debt outstanding during the period, in relation to average total assets and that substantially all the investment company’s investments were carried at Level 1 or Level 2 measurements in accordance with FASB ASC Topic 820. Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows.

Recent Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The new guidance provides optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2022. Management is currently evaluating the potential impacts of reference rate reform and the adoption of this ASU on the Funds’ financial statements.

Effective March 8, 2021, the SEC adopted Rule 2a-5 under the Investment Company Act – Good Faith Determinations of Fair Value. The rule addresses valuation practices and the role of fund board of directors with respect to the fair value of the investments of a fund. The SEC has provided an eighteen-month transition period, beginning from the effective date of the rule, for funds to prepare to come into compliance with the rule. Management is currently evaluating potential impacts that adoption of Rule 2a-5 may have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds. Level 1 valuations include investments in the underlying funds and Master Funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives,

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a rollforward of individually significant securities by issuer Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2021:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL Multi-Manager Alternative Fund
Other Equity Interests	12,255	—	—	(151)	15	—	12,119[3]	(151)
JNL/GQG Emerging Markets Equity Fund
Common Stocks	—	13,774[4]	(13,774)[4]	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	7,901	—	—	(98)	10		7,813[5]	(98)

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at June 30, 2021.

2 There were no significant transfers between Level 3 and Level 2 valuations during the period ended June 30, 2021 except for those noted.

3 The fair value measurement of certain other equity interests held in JNL Multi-Manager Alternative Fund were determined based on multiple broker quotes. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at June 30, 2021.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	14.325 – 14.35 (14.3375)

4 During the period, the valuation of certain common stocks held in JNL/GQG Emerging Markets Equity Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

5 The fair value measurement of certain other equity interests held in JNL/Westchester Capital Event Driven Fund were determined based on multiple broker quotes. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at June 30, 2021.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	14.325 – 14.35 (14.3375)

† Unobservable inputs were weighted by the relative fair value of the instruments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund, JNL/WMC Government Money Market Fund, the Funds of Funds and the Feeder Funds, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities

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lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services. In addition to investing cash collateral in the JNL Securities Lending Collateral Fund, JNL/Mellon S&P 500 Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of these Funds' net assets, shall be collateralized by equity and U.S. government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable, on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in Investments - unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. Certain Funds may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

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Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as Payable for Reverse repurchase agreements on the Statements of Assets and Liabilities. Interest paid is recorded as interest expense to the Fund. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2021, were as follows: JNL Multi-Manager Alternative Fund, $48,907 and 0.74%, respectively, for 181 days outstanding; JNL/PIMCO Investment Grade Credit Bond Fund, $20,811 and 0.02%, respectively, for 14 days outstanding. The value of reverse repurchase agreements and collateral pledged at June 30, 2021 was as follows:

Counter-party	Collateral	Interest Rate Expense/ Income[1] (%)	Maturity Date	Collateral Amount ($)	Payable for Reverse Repurchase Agreement Including Interest Payable ($)
JNL Multi-Manager Alternative Fund
GSC	Federal National Mortgage Association, Inc, 0.92-0.97%, due 12/25/27-07/25/32	1.68	07/22/2021	1,774	1,245
GSC	Treasury, United States Department of, 4.09%, due 11/15/50	0.10	07/29/2021	10,776	10,387
GSC	Legacy Mortgage Asset Trust, 0.41%, due 11/25/2059			4,135	2,658
	New Residential Mortgage Loan Trust, 0.47%, due 07/25/2049			4,978	3,239
	Tricon American Homes, 0.41%, due 07/17/2038			5,335	3,578
		1.73	07/22/2021	14,448	9,475
GSC	Ace Securities Corp. Home Equity Loan Trust, 0.37%, due 07/25/2036			2,170	1,699
	Citigroup Mortgage Loan Trust, 0.15%, due 07/25/2045			2,600	2,002
	NovaStar Mortgage Funding Trust, 0.41%, due 10/25/2036			2,982	2,348
	Velocity Commercial Capital Loan Trust, 0.41%, due 06/25/2045			1,719	1,293
		1.63	07/22/2021	9,471	7,342
RBC	Federal National Mortgage Association, Inc, 6.16%, due 01/01/28-01/01/33	0.12	09/15/2021	4,741	4,582
RBC	Federal Home Loan Mortgage Corporation, 2.52-6.84%, due 01/15/33-11/25/50			4,006	3,407
	Federal National Mortgage Association, Inc, 2.58-6.16%, due 11/25/42-11/25/50			7,089	5,838
	Government National Mortgage Association, 4.10-6.24%, due 06/20/45-11/20/50			5,826	4,689
		0.82	07/19/2021	16,921	13,934
				58,130	46,965

Forward Sales Commitments. Certain Funds may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and the Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may purchase or sell mortgage-backed or Treasury securities and simultaneously contract to sell or repurchase securities at a future date at an agreed upon price. The Funds may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward sale or repurchase settlement date of the dollar or Treasury roll transaction. During the period between the purchase or sale and subsequent sale or repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

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Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The average daily balance (in thousands) and the weighted average interest rate for Treasury roll transactions accounted for as secured borrowing transactions, for the period ended June 30, 2021, were as follows: JNL/PIMCO Income Fund, $46,802 and 0.00%, respectively, for 2 days outstanding; JNL/PIMCO Investment Grade Credit Bond Fund, $223,787 and 0.02%, respectively, for 147 days outstanding; and JNL/PIMCO Real Return Fund, $546,049 and 0.06%, respectively, for 178 days outstanding. At June 30, 2021, JNL/PIMCO Investment Grade Credit Bond Fund and JNL/PIMCO Real Return Fund had $2 and $19, respectively, of deferred income (in thousands) included in Payable for Treasury roll transactions on the Statements of Assets and Liabilities.

The following table details Treasury roll transactions (in thousands) outstanding accounted for as secured borrowings as of June 30, 2021:

Collateral	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable ($)
JNL/PIMCO Investment Grade Credit Bond Fund
U.S. Treasury Obligations	BCL	(0.07)	07/07/2021	21,744
U.S. Treasury Obligations	BCL	(0.02)	07/07/2021	12,502
U.S. Treasury Obligations	BCL	0.04	07/01/2021	43,119
U.S. Treasury Obligations	BCL	0.05	07/12/2021	8,083
U.S. Treasury Obligations	BOA	0.01	07/01/2021	32,112
U.S. Treasury Obligations	BOA	0.02	07/19/2021	4,505
U.S. Treasury Obligations	BOA	0.05	07/01/2021	14,904
U.S. Treasury Obligations	BNP	(0.05)	07/02/2021	42,503
U.S. Treasury Obligations	CSI	0.07	07/02/2021	20,053
U.S. Treasury Obligations	CSI	0.07	07/06/2021	8,184
U.S. Treasury Obligations	GSC	0.05	07/12/2021	19,590
U.S. Treasury Obligations	GSC	0.05	07/14/2021	28,430
U.S. Treasury Obligations	GSC	0.07	07/19/2021	882
				256,611

	Collateral	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable ($)
JNL/PIMCO Real Return Fund
	U.S. Treasury Obligations	BCL	0.04	07/02/2021	2,667
	U.S. Treasury Obligations	BOA	0.00	07/06/2021	43,332
	U.S. Treasury Obligations	GSC	0.09	07/02/2021	1,068,777
	U.S. Treasury Obligations	GSC	0.07	07/19/2021	367,727
	U.S. Treasury Obligations	UBS	0.06	07/22/2021	11,304
					1,493,807

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions. When a Fund engages in a short sale, the Fund borrows the security sold short to

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make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker or lending agent requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Convertible Securities. Certain Funds may invest in fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. A Fund may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

Credit-Linked Structured Notes. Certain Funds may use credit-linked notes to take positions or manage equity price risk in the normal course of pursuing its investment objective. The value of a credit-linked note is based on the price movements of a particular credit, known as a reference credit. Credit-linked notes that the Funds invest in are typically listed instruments that typically provide the same return as the underlying reference credit. Credit-linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit-linked note plus any accrued interest. The reference credit and its credit rating, for each credit-linked note, are presented parenthetically in the Schedules of Investments.

Commodity-Linked Structured Notes. A commodity-linked structured note is a debt instrument that contains a return component based on the movement of a commodity index. These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. Performance of the particular commodity index will affect performance of the commodity-linked structured note. Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index. In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Equity-Linked Structured Notes. Certain Funds may invest in equity-linked notes. Equity-linked notes are financial instruments that combine debt and equity characteristics. These notes typically pay interest that is linked to the performance of the underlying equity. Equity-linked notes may be more volatile and less liquid than the underlying equity. In addition to fluctuating price movements in the underlying equity, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Real Estate Investment Trusts. Certain Funds may invest in Real Estate Investment Trusts (“REITs”). REITs are traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

Participation Note Securities. Certain Funds may invest in Participation Notes (“P-Notes”). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a Fund to gain exposure to common stocks in markets where direct investment by the Fund may not be allowed or efficient. A Fund may tender a P-Note for cash payment in an amount that reflects the current market value of the underlying equity investments or market, reduced by program fees.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets and Payable for Investment securities purchased in the Statements of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of

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collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in Receivable from Deposits with brokers and counterparties and Payable for Deposits from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Prime Brokerage Arrangements and Other Securities Borrowing Agreements. Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions. Certain Funds may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors. An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Exchange traded futures options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Swaptions are classified as illiquid investments. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. An inflation cap can be used to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts. Certain Funds may buy and sell futures on equities, indices, interest rates, commodities and currencies. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO. OTC swaps are typically classified as illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that certain Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a buyer of protection, a Fund will generally pay the seller of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either (i) pay or receive an amount equal to the notional amount of the referenced obligation agreement and take delivery or deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds may use credit default swap agreements on corporate or sovereign issues. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

Certain Funds may use credit default swap agreements on asset-backed securities. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Certain Funds may use credit default swap agreements on credit indices. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index, basket of securities or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. Additionally, long total return swap agreements on equity securities entitle a Fund to receive from the counterparty dividends paid on an individual security and short total return equity swap agreements obligate a Fund to pay the counterparty dividends paid on an individual security. Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index, basket of securities or other financial instrument along with any dividends or interest receivable.

Non-Deliverable Bond Forward Contracts. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. Upfront premiums paid or received are recorded as an asset or liability by the Fund and represent payments paid or received upon entering into the contract that correlate to the stated price of the underlying security. These upfront premiums are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. Certain Funds entered into CFDs where the underlying instrument was a specified security. The Fund can take either a short or long position on the underlying instrument. In exchange for exposure to the underlying asset, the buyer pays a financing fee, which depending on market factors, can result in either expense or income for the buyer. The financing fee disclosed reflects the cost of each CFD from the perspective of the Fund and is dependent upon whether the position is long or short. For long positions, the Fund pays the financing fee. For short positions, the financing fee can be positive or negative depending on whether the spread is greater or less than the floating rate. To the extent the floating rate plus or minus the spread is negative, that is the financing fee paid by the Fund. If the rate is positive, the financing fee generates income for the Fund. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period; (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2021. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2021. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2021.

JNL Emerging Markets Index Fund Derivative Strategies - The fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial purposes.

JNL Emerging Markets Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	160	—	—	160
Total derivative instruments liabilities	—	—	160	—	—	160
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	11	—	11
Futures/futures options contracts	—	—	10,375	—	—	10,375
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	54	—	—	54

JNL Emerging Markets Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	35,003	82	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL International Index Fund Derivatives Strategies - The fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL International Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021
Derivative instruments assets:
Forward foreign currency contracts†	—	—	—	48	—	48
[8] Variation margin on futures/futures options contracts	—	—	1	—	—	1
Total derivative instruments assets	—	—	1	48	—	49
Derivative instruments liabilities:
Forward foreign currency contracts†	—	—	—	387	—	387
[8] Variation margin on futures/futures options contracts	—	—	87	—	—	87
Total derivative instruments liabilities	—	—	87	387	—	474
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	1,019	—	1,019
Futures/futures options contracts	—	—	1,755	—	—	1,755
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(339)	—	(339)
Futures/futures options contracts	—	—	(234)	—	—	(234)

† The JNL International Index Fund's forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund's Statement of Assets and Liabilities.

JNL International Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	31,718	365,656	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL Multi-Manager Alternative Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades to express views on a country’s interest rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds and to obtain credit exposure. The Fund entered into total return swap agreements as a substitute for investment in physical securities. The Fund entered into contracts for difference as a substitute for investment in physical securities and to obtain short exposure.

JNL Multi-Manager Alternative Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021
Derivative instruments assets:
Purchased options, at value	—	12	40	420	100	572
Forward foreign currency contracts	—	—	—	2,210	—	2,210
[8] Variation margin on futures/futures options contracts	—	—	—	28	771	799
[8] Variation margin on swap agreements	—	1	—	—	16	17
OTC swap agreements	—	—	3,838	—	3	3,841
Total derivative instruments assets	—	13	3,878	2,658	890	7,439
Derivative instruments liabilities:
Written options, at value	—	10	13	335	697	1,055
Forward foreign currency contracts	—	—	—	1,178	—	1,178
[8] Variation margin on futures/futures options contracts	—	—	—	133	525	658
[8] Variation margin on swap agreements	—	—	—	—	315	315
OTC swap agreements	—	—	11,881	—	139	12,020
Total derivative instruments liabilities	—	10	11,894	1,646	1,676	15,226
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021
Net realized gain (loss) on:
Purchased option contracts	—	—	(248)	(887)	(1,219)	(2,354)
Written option contracts	—	—	155	1,450	3,234	4,839
Forward foreign currency contracts	—	—	—	(657)	—	(657)
Futures/futures options contracts	—	—	2,494	36	(16,342)	(13,812)
Swap agreements	—	255	(7,593)	—	1,955	(5,383)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	4	27	(221)	4	(186)
Written options	—	(2)	54	294	(9)	337
Forward foreign currency contracts	—	—	—	2,310	—	2,310
Futures/futures options contracts	—	—	—	(392)	5,302	4,910
Swap agreements	—	(42)	(3,023)	—	3,620	555

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL Multi-Manager Alternative Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3] ($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	21	(20)	(1)	—	—	63
BOA	698	(698)	—	—	—	—
CGM	42	(33)	—	9	—	—
CIT	583	(583)	—	—	—	—
GSC	3,170	(3,170)	—	—	—	—
HSB	288	(18)	—	270	—	—
JPM	145	(145)	—	—	—	—
MBL	62	—	—	62	—	—
MSC	1,364	(402)	(962)	—	—	1,001
SSB	49	—	—	49	—	—
WFI	41	(40)	—	1	—	—
Derivatives eligible for offset	6,463	(5,109)	(963)	391
Derivatives not eligible for offset	976				—	—
	7,439
Derivative Liabilities by Counterparty*
BNP	20	(20)	—	—	—	—
BOA	3,772	(698)	(3,074)	—	8,160	—
CGM	33	(33)	—	—	420	—
CIT	755	(583)	(100)	72	100	—
GSC	5,932	(3,170)	(2,762)	—	17,440	—
HSB	18	(18)	—	—	210	—
JPM	2,520	(145)	(2,375)	—	4,330	—
MBL	—	—	—	—	290	—
MSC	402	(402)	—	—	8,647	—
WFI	40	(40)	—	—	—	—
Derivatives eligible for offset	13,492	(5,109)	(8,311)	72
Derivatives not eligible for offset	1,734				5,258	3,176
	15,226

JNL Multi-Manager Alternative Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	2,213	878,201	127,390	298,405	—	19,161	99,060	94,226

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, interest rate swap valuations, credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management and/or hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative values trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to speculate on changes in credit quality. The Fund entered into total return swaps to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to invest in swap positions on dividend futures to obtain exposure to dividend payments. The fund entered into contracts for difference as a substitute for investment in physical securities, to obtain exposure to or hedge changes in securities prices, to obtain short exposure and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/BlackRock Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021
Derivative instruments assets:
Purchased options, at value	100	4	12,360	1,408	4,049	17,921
Forward foreign currency contracts	—	—	—	2,924	—	2,924
[8] Variation margin on futures/futures options contracts	—	—	142	—	927	1,069
[8] Variation margin on swap agreements	—	12	—	—	636	648
OTC swap agreements	—	143	708	—	—	851
OTC swap premiums paid	—	206	—	—	—	206
Total derivative instruments assets	100	365	13,210	4,332	5,612	23,619
Derivative instruments liabilities:
Written options, at value	17	1	4,781	513	4,071	9,383
Forward foreign currency contracts	—	—	—	10,567	—	10,567
[8] Variation margin on futures/futures options contracts	—	—	1,188	—	954	2,142
[8] Variation margin on swap agreements	—	37	—	—	1,239	1,276
OTC swap agreements	—	272	630	—	—	902
OTC swap premiums received	—	107	—	—	—	107
Total derivative instruments liabilities	17	417	6,599	11,080	6,264	24,377
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021
Net realized gain (loss) on:
Purchased option contracts	(453)	(810)	(10,605)	(2,551)	(7,916)	(22,335)
Written option contracts	485	616	20,523	913	3,535	26,072
Forward foreign currency contracts	—	—	—	(6,815)	—	(6,815)
Futures/futures options contracts	—	—	(48,730)	(118)	(17,940)	(66,788)
Swap agreements	—	422	2,083	—	(1,064)	1,441
Net change in unrealized appreciation (depreciation) on:
Purchased options	(18)	(24)	(6,650)	70	1,631	(4,991)
Written options	43	11	2,580	84	1,436	4,154
Forward foreign currency contracts	—	—	—	(14,450)	—	(14,450)
Futures/futures options contracts	—	—	170	—	(2,197)	(2,027)
Swap agreements	—	(781)	(1,228)	—	10,412	8,403

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL/BlackRock Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3] ($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	312	(312)	—	—	—	—
BNP	612	(612)	—	—	—	—
BOA	432	(432)	—	—	—	123
CIT	652	(652)	—	—	—	—
CSI	318	(233)	(85)	—	200	—
DUB	372	(372)	—	—	—	—
GSC	2,560	(2,151)	(380)	29	380	—
HSB	509	(509)	—	—	—	—
JPM	1,717	(1,717)	—	—	326	—
MSC	2,586	(2,282)	(304)	—	410	—
NSI	305	(270)	(35)	—	80	—
UBS	430	(258)	(80)	92	80	—
Derivatives eligible for offset	10,805	(9,800)	(884)	121
Derivatives not eligible for offset	12,814				—	—
	23,619
Derivative Liabilities by Counterparty*
BCL	1,835	(312)	(870)	653	870	—
BNP	2,091	(612)	(822)	657	822	—
BOA	1,021	(432)	—	589	—	—
CIT	2,626	(652)	(1,490)	484	1,490	—
CSI	233	(233)	—	—	—	—
DUB	876	(372)	—	504	—	—
GSC	2,151	(2,151)	—	—	—	—
HSB	1,034	(509)	(30)	495	30	—
JPM	2,357	(1,717)	—	640	—	—
MLP	—	—	—	—	420	948
MSC	2,282	(2,282)	—	—	—	—
NSI	270	(270)	—	—	—	—
UBS	258	(258)	—	—	—	95,515
Derivatives eligible for offset	17,034	(9,800)	(3,212)	4,022
Derivatives not eligible for offset	7,343				56,078	—
	24,377

JNL/BlackRock Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	42,017	1,429,632	893,915	1,278,009	—	166,151	13,141	21,733

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL/Fidelity Institutional Asset Management Total Bond Fund Derivative Strategies – The Fund entered into options as a directional investment, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates, securities prices, inflation and interest rate swap valuations. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging and to replicate treasury bond positions. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest and yield curve exposure.

.

JNL/Fidelity Institutional Asset Management Total Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021
Derivative instruments assets:
Purchased options, at value	—	—	—	—	78	78
[8] Variation margin on futures/futures options contracts	—	—	—	—	30	30
[8] Variation margin on swap agreements	—	—	—	—	3	3
Total derivative instruments assets	—	—	—	—	111	111
Derivative instruments liabilities:
Written options, at value	—	—	—	—	492	492
[8] Variation margin on futures/futures options contracts	—	—	—	—	1	1
Total derivative instruments liabilities	—	—	—	—	493	493
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021
Net realized gain (loss) on:
Written option contracts	—	—	—	—	5	5
Futures/futures options contracts	—	—	—	—	(166)	(166)
Swap agreements	—	—	—	—	(108)	(108)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	8	8
Written options	—	—	—	—	60	60
Futures/futures options contracts	—	—	—	—	264	264
Swap agreements	—	—	—	—	20	20

JNL/Fidelity Institutional Asset Management Total Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3] ($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
GSC	78	(63)	—	15	—	—
Derivatives eligible for offset	78	(63)	—	15
Derivatives not eligible for offset	33				—	—
	111
Derivative Liabilities by Counterparty*
BOA	285	—	—	285	—	—
GSC	63	(63)	—	—	—	—
MSC	144	—	—	144	—	—
Derivatives eligible for offset	492	(63)	—	429
Derivatives not eligible for offset	1				—	2,294
	493

JNL/Fidelity Institutional Asset Management Total Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	467	21,125	—	6,356	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL/Franklin Templeton Growth Allocation Fund Derivative Strategies – The Fund entered into futures contracts to obtain exposure to or hedge changes in securities prices and interest rates. The Fund entered into credit default swaps to hedge a portfolio of credit default swap agreements or bonds. The fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settle dates, the Adviser has deemed the forward foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/Franklin Templeton Growth Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	74	—	—	74
OTC swap agreements	—	2	—	—	—	2
Total derivative instruments assets	—	2	74	—	—	76
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	21	—	70	91
OTC swap agreements	—	1	—	—	—	1
OTC swap premiums received	—	23	—	—	—	23
Total derivative instruments liabilities	—	24	21	—	70	115
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	32	—	32
Futures/futures options contracts	—	—	7,737	—	1,264	9,001
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	383	—	(176)	207
Swap agreements	—	1	—	—	—	1

JNL/Franklin Templeton Growth Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	92,896	4,945	—	—	114	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL/JPMorgan Global Allocation Fund Derivatives Strategies – The Fund entered into options contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in securities prices. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts as a means of risk management/hedging.

JNL/JPMorgan Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	2,650	—	2,650
[8] Variation margin on futures/futures options contracts	—	—	1,401	—	309	1,710
Total derivative instruments assets	—	—	1,401	2,650	309	4,360
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	647	—	647
[8] Variation margin on futures/futures options contracts	—	—	451	1,290	96	1,837
Total derivative instruments liabilities	—	—	451	1,937	96	2,484
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021
Net realized gain (loss) on:
Purchased option contracts	—	—	1,416	—	—	1,416
Forward foreign currency contracts	—	—	—	(1,409)	—	(1,409)
Futures/futures options contracts	—	—	(4,183)	80	(593)	(4,696)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	927	—	—	927
Forward foreign currency contracts	—	—	—	3,431	—	3,431
Futures/futures options contracts	—	—	(511)	(10,530)	116	(10,925)

JNL/JPMorgan Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3] ($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	322	(132)	—	190	—	—
BNP	480	(17)	—	463	—	—
CGM	1,121	—	—	1,121	—	—
CIT	13	—	—	13	—	—
GSC	142	(142)	—	—	—	—
MLP	348	(277)	—	71	—	—
SSB	224	(55)	—	169	—	—
Derivatives eligible for offset	2,650	(623)	—	2,027
Derivatives not eligible for offset	1,710				—	—
	4,360
Derivative Liabilities by Counterparty*
BCL	132	(132)	—	—	—	—
BNP	17	(17)	—	—	—	—
GSC	147	(142)	—	5	—	—
MLP	277	(277)	—	—	—	—
SSB	55	(55)	—	—	—	—
TDB	19	—	—	19	—	—
Derivatives eligible for offset	647	(623)	—	24
Derivatives not eligible for offset	1,837				7,244	18,089
	2,484

JNL/JPMorgan Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	1,320	718,940	227,109	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL/JPMorgan Hedged Equity Fund Derivative Strategies - The Fund entered into options contracts as a means of risk management/hedging. The Fund entered into futures contracts as a means of risk management/hedging and to manage cash flows.

JNL/JPMorgan Hedged Equity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021
Derivative instruments assets:
Purchased options, at value	—	—	9,012	—	—	9,012
[8] Variation margin on futures/futures options contracts	—	—	49	—	—	49
Total derivative instruments assets	—	—	9,061	—	—	9,061
Derivative instruments liabilities:
Written options, at value	—	—	8,582	—	—	8,582
Total derivative instruments liabilities	—	—	8,582	—	—	8,582
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021
Net realized gain (loss) on:
Purchased option contracts	—	—	(22,652)	—	—	(22,652)
Written option contracts	—	—	(14,120)	—	—	(14,120)
Futures/futures options contracts	—	—	1,545	—	—	1,545
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	57	—	—	57
Written options	—	—	33	—	—	33
Futures/futures options contracts	—	—	(5)	—	—	(5)

JNL/JPMorgan Hedged Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	20,672	10,355	—	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL/Mellon World Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows, to obtain exposure to or hedge changes in securities prices and to hedge accrued dividends. The Fund entered into forward currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon World Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	5	—	5
[8] Variation margin on futures/futures options contracts	—	—	3	—	—	3
Total derivative instruments assets	—	—	3	5	—	8
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	25	—	25
[8] Variation margin on futures/futures options contracts	—	—	5	—	—	5
Total derivative instruments liabilities	—	—	5	25	—	30
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	29	—	29
Futures/futures options contracts	—	—	779	—	—	779
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(32)	—	(32)
Futures/futures options contracts	—	—	(20)	—	—	(20)

JNL/Mellon World Index Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3] ($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
JPM	1	(1)	—	—	—	—
UBS	4	(2)	—	2	—	—
Derivatives eligible for offset	5	(3)	—	2
Derivatives not eligible for offset	3				—	—
	8
Derivative Liabilities by Counterparty*
BOA	10	—	—	10	—	—
JPM	13	(1)	—	12	—	—
UBS	2	(2)	—	—	—	—
Derivatives eligible for offset	25	(3)	—	22
Derivatives not eligible for offset	5				14	183
	30

JNL/ Mellon World Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	3,990	6,029	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The fund entered into credit default swap agreements as a substitute for investment in physical securities, to obtain credit exposure and to manage duration at the cross-sector level. The fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/Neuberger Berman Strategic Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	512	—	512
[8] Variation margin on futures/futures options contracts	—	—	—	—	2	2
[8] Variation margin on swap agreements	—	26	—	—	—	26
OTC swap agreements	—	695	—	—	—	695
Total derivative instruments assets	—	721	—	512	2	1,235
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	451	—	451
[8] Variation margin on futures/futures options contracts	—	—	—	—	769	769
Total derivative instruments liabilities	—	—	—	451	769	1,220
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	381	—	381
Futures/futures options contracts	—	—	215	—	16,062	16,277
Swap agreements	—	558	2,452	—	3	3,013
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(308)	—	(308)
Futures/futures options contracts	—	—	—	—	(4,745)	(4,745)
Swap agreements	—	(167)	—	—	—	(167)

JNL/Neuberger Berman Strategic Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3] ($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
GSC	633	(275)	—	358	—	—
JPM	387	(162)	(220)	5	220	—
SCB	4	(4)	—	—	—	—
SIC	2	—	—	2	—	—
SSB	181	(7)	—	174	—	—
Derivatives eligible for offset	1,207	(448)	(220)	539
Derivatives not eligible for offset	28				—	—
	1,235
Derivative Liabilities by Counterparty*
GSC	275	(275)	—	—	3,410	—
JPM	162	(162)	—	—	7,586	—
SCB	7	(4)	—	3	—	—
SSB	7	(7)	—	—	—	—
Derivatives eligible for offset	451	(448)	—	3
Derivatives not eligible for offset	769				900	4,319
	1,220

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL/Neuberger Berman Strategic Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	215,592	66,416	—	—	11,265	88,691

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL/PIMCO Income Fund Derivative Strategies – The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, inflation and credit default swap valuations and to take position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021
Derivative instruments assets:
Purchased options, at value	—	—	—	—	126	126
Forward foreign currency contracts	—	—	—	7,315	—	7,315
[8] Variation margin on futures/futures options contracts	—	—	—	—	520	520
[8] Variation margin on swap agreements	—	17	—	—	750	767
OTC swap agreements	—	3,772	—	—	45	3,817
OTC swap premiums paid	—	2,430	—	—	—	2,430
Total derivative instruments assets	—	6,219	—	7,315	1,441	14,975
Derivative instruments liabilities:
Written options, at value	—	17	—	121	237	375
Forward foreign currency contracts	—	—	—	732	—	732
[8] Variation margin on futures/futures options contracts	—	—	—	—	543	543
[8] Variation margin on swap agreements	—	54	—	—	838	892
OTC swap agreements	—	37	—	—	—	37
OTC swap premiums received	—	2,351	—	—	—	2,351
Total derivative instruments liabilities	—	2,459	—	853	1,618	4,930
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021
Net realized gain (loss) on:
Written option contracts	—	110	—	349	922	1,381
Forward foreign currency contracts	—	—	—	(13,240)	—	(13,240)
Futures/futures options contracts	—	—	—	—	1,569	1,569
Swap agreements	—	3,443	—	—	(859)	2,584
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	13	13
Written options	—	38	—	(29)	(13)	(4)
Forward foreign currency contracts	—	—	—	13,845	—	13,845
Futures/futures options contracts	—	—	—	—	(4,044)	(4,044)
Swap agreements	—	550	—	—	5,924	6,474

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL/PIMCO Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3] ($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	14	(14)	—	—	—	—
BOA	2	(2)	—	—	—	—
CGM	550	(19)	—	531	—	—
CIT	6,717	(300)	(6,417)	—	8,479	—
DUB	281	(10)	(271)	—	334	—
GSC	3,692	(273)	(1,830)	1,589	1,830	—
JPM	2	(2)	—	—	—	—
Derivatives eligible for offset	11,258	(620)	(8,518)	2,120
Derivatives not eligible for offset	3,717				—	—
	14,975
Derivative Liabilities by Counterparty*
BCL	16	(14)	—	2	—	—
BOA	460	(2)	(272)	186	—	272
CGM	19	(19)	—	—	—	—
CIT	300	(300)	—	—	—	—
DUB	10	(10)	—	—	—	—
GSC	273	(273)	—	—	—	—
JPM	66	(2)	—	64	—	—
Derivatives eligible for offset	1,144	(620)	(272)	252
Derivatives not eligible for offset	3,786				6,547	25,691
	4,930

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3] ($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BOA	170,168	(170,168)	—		—	—
CGM	47,410	(47,410)	—	—	—	—
CSI	116,856	(116,856)	—	—	—	—
JPM	49,809	(49,809)	—	—	—	—
	384,243	(384,243)	—	—

Master Forward Agreement Transaction Liabilities by Counterparty*
BOA	170,927	(170,168)	(311)	448	—	311
CGM	47,504	(47,410)	(89)	5	—	89
CSI	116,998	(116,856)	(142)	—	—	301
GSC	—	—	—	—	—	271
JPM	49,855	(49,809)	(46)	—	—	280
	385,284	(384,243)	(588)	453

JNL/PIMCO Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	565	274,191	405,400	612,414	—	316,339	200

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL/PIMCO Investment Grade Credit Bond Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in interest rates, inflation and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/PIMCO Investment Grade Credit Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	2,631	—	2,631
[8] Variation margin on futures/futures options contracts	—	—	—	—	6	6
[8] Variation margin on swap agreements	—	18	—	—	232	250
OTC swap agreements	—	868	—	—	—	868
OTC swap premiums paid	—	331	—	—	—	331
Total derivative instruments assets	—	1,217	—	2,631	238	4,086
Derivative instruments liabilities:
Written options, at value	—	175	—	—	29	204
Forward foreign currency contracts	—	—	—	473	—	473
[8] Variation margin on futures/futures options contracts	—	—	—	—	17	17
[8] Variation margin on swap agreements	—	36	—	—	248	284
OTC swap agreements	—	118	—	—	—	118
OTC swap premiums received	—	655	—	—	—	655
Total derivative instruments liabilities	—	984	—	473	294	1,751
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021
Net realized gain (loss) on:
Written option contracts	—	534	—	332	29	895
Forward foreign currency contracts	—	—	—	(878)	—	(878)
Futures/futures options contracts	—	—	—	—	(1,776)	(1,776)
Swap agreements	—	2,380	—	—	1,107	3,487
Net change in unrealized appreciation (depreciation) on:
Written options	—	102	—	—	23	125
Forward foreign currency contracts	—	—	—	2,345	—	2,345
Futures/futures options contracts	—	—	—	—	(184)	(184)
Swap agreements	—	(714)	—	—	(2,739)	(3,453)

JNL/PIMCO Investment Grade Credit Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3] ($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	307	(33)	—	274	—	—
BNP	723	(1)	(490)	232	490	—
BOA	213	(109)	—	104	—	—
CGM	10	(10)	—	—	—	—
CIT	509	(218)	(291)	—	559	—
DUB	—	—	—	—	90	—
GSC	1,481	(151)	(970)	360	970	—
JPM	3	(3)	—	—	—	—
MSC	140	(1)	—	139	—	—
SCB	109	(25)	—	84	—	—
UBS	4	(1)	—	3	—	—
Derivatives eligible for offset	3,499	(552)	(1,751)	1,196
Derivatives not eligible for offset	587				—	—
	4,086
Derivative Liabilities by Counterparty*
BCL	33	(33)	—	—	—	—
BNP	1	(1)	—	—	—	—
BOA	109	(109)	—	—	—	—
BPC	9	—	—	9	—	—
CGM	40	(10)	—	30	—	—
CIT	218	(218)	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3] ($)	Net Amount[4]($)	Cash($)	Security($)
CSI	14	—	—	14	—	—
DUB	53	—	—	53	—	—
GSC	151	(151)	—	—	—	—
JPM	140	(3)	—	137	—	—
MSC	1	(1)	—	—	—	—
SCB	25	(25)	—	—	—	—
UBS	1	(1)	—	—	—	—
Derivatives eligible for offset	795	(552)	—	243
Derivatives not eligible for offset	956				2,970	20,817
	1,751

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3] ($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	88,075	(86,963)	—	1,112	—	—
BNP	43,079	(42,503)	—	576	—	—
BOA	65,909	(64,442)	—	1,467	—	—
CGM	21,622	(21,622)	—	—	—	—
CSI	60,235	(59,823)	—	412	—	—
GSC	51,083	(48,903)	(640)	1,540	640	—
JPM	502	(502)	—	—	—	—
	330,505	(324,758)	(640)	5,107

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	86,963	(86,963)	—	—	—	—
BNP	42,503	(42,503)	—	—	—	—
BOA	64,442	(64,442)	—	—	—	—
CGM	21,666	(21,622)	—	44	—	—
CSI	59,823	(59,823)	—	—	—	261
GSC	48,903	(48,903)	—	—	—	—
JPM	504	(502)	—	2	—	—
	324,804	(324,758)	—	46

JNL/PIMCO Investment Grade Credit Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	456	69,499	119,230	93,999	—	281,382	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Real Return Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021
Derivative instruments assets:
Purchased options, at value	—	—	—	—	2,680	2,680
Forward foreign currency contracts	—	—	—	6,116	—	6,116
[8] Variation margin on futures/futures options contracts	—	—	—	—	668	668
[8] Variation margin on swap agreements	—	—	—	—	358	358
OTC swap agreements	—	—	758	—	—	758
Total derivative instruments assets	—	—	758	6,116	3,706	10,580
Derivative instruments liabilities:
Written options, at value	—	22	—	—	2,471	2,493
Forward foreign currency contracts	—	—	—	151	—	151
[8] Variation margin on futures/futures options contracts	—	—	—	—	1,209	1,209
[8] Variation margin on swap agreements	—	—	—	—	335	335
Total derivative instruments liabilities	—	22	—	151	4,015	4,188
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021
Net realized gain (loss) on:
Purchased option contracts	—	—	—	(269)	(25)	(294)
Written option contracts	—	128	—	91	219	438
Forward foreign currency contracts	—	—	—	(3,502)	—	(3,502)
Futures/futures options contracts	—	—	(2,384)	—	13,888	11,504
Swap agreements	—	(783)	—	—	1,742	959
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	266	1,257	1,523
Written options	—	56	—	—	(905)	(849)
Forward foreign currency contracts	—	—	—	9,490	—	9,490
Futures/futures options contracts	—	—	—	—	(3,429)	(3,429)
Swap agreements	—	790	758	—	(5,039)	(3,491)

JNL/PIMCO Real Return Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3] ($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	3,114	(1,860)	(1,254)	—	1,270	—
BOA	91	(44)	—	47	—	—
CIT	433	(4)	(380)	49	380	—
DUB	—	—	—	—	60	—
JPM	769	(75)	(430)	264	430	—
MSC	1,299	(630)	(669)	—	750	—
UBS	3,848	—	(3,330)	518	3,330	—
Derivatives eligible for offset	9,554	(2,613)	(6,063)	878
Derivatives not eligible for offset	1,026				—	—
	10,580
Derivative Liabilities by Counterparty*
BCL	10	—	—	10	—	—
BNP	1,860	(1,860)	—	—	—	—
BOA	44	(44)	—	—	—	—
BPC	1	—	—	1	—	—
CIT	4	(4)	—	—	—	—
CSI	3	—	—	3	—	—
DUB	17	—	—	17	—	—
GSI	—	—	—	—	—	20

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3] ($)	Net Amount[4]($)	Cash($)	Security($)
JPM	75	(75)	—	—	—	—
MSC	630	(630)	—	—	—	—
Derivatives eligible for offset	2,644	(2,613)	—	31
Derivatives not eligible for offset	1,544				2,162	10,082
	4,188

	Gross Amount Presented in the Statements of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3] ($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	2,711	(2,666)	—	45	—	—
BOA	45,039	(43,332)	—	1,707	—	—
GSC	1,465,891	(1,436,504)	(4,049)	25,338	4,049	—
MSC	—	—	—	—	391	—
UBS	12,265	(11,304)	(250)	711	250	—
	1,525,906	(1,493,806)	(4,299)	27,801

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	2,666	(2,666)	—	—	—	—
BOA	43,332	(43,332)	—	—	—	—
GSC	1,436,504	(1,436,504)	—	—	—	—
UBS	11,304	(11,304)	—	—	—	—
	1,493,806	(1,493,806)	—	—

JNL/PIMCO Real Return Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	3,511	1,012,282	215,064	388,252	—	7,000	55,074

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL/T. Rowe Price Balanced Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settle dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. The Fund entered into credit default swap agreements to hedge a portfolio of credit default swaps agreements or bonds.

JNL/T. Rowe Price Balanced Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	8	8
Total derivative instruments assets	—	—	—	—	8	8
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	1	1
Total derivative instruments liabilities	—	—	—	—	1	1
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(2)	—	(2)
Futures/futures options contracts	—	—	—	—	(92)	(92)
Swap agreements	—	5	—	—	—	5
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	(46)	(46)
Swap agreements	—	6	—	—	—	6

JNL/T. Rowe Price Balanced Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	15,444	157	—	—	1,371	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL/Westchester Capital Event Driven Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements as a substitute for investment in physical securities.

JNL/Westchester Capital Event Driven Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021
Derivative instruments assets:
Purchased options, at value	—	—	306	—	—	306
Forward foreign currency contracts	—	—	—	317	—	317
OTC swap agreements	—	—	8,146	—	—	8,146
OTC swap premiums paid	—	—	1	—	—	1
Total derivative instruments assets	—	—	8,453	317	—	8,770
Derivative instruments liabilities:
Written options, at value	—	—	1,338	—	—	1,338
OTC swap agreements	—	—	8,552	—	—	8,552
Total derivative instruments liabilities	—	—	9,890	—	—	9,890
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021
Net realized gain (loss) on:
Purchased option contracts	—	—	(1,384)	—	—	(1,384)
Written option contracts	—	—	397	—	—	397
Forward foreign currency contracts	—	—	—	(342)	—	(342)
Swap agreements	—	—	7,174	—	—	7,174
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	279	—	—	279
Written options	—	—	1,227	—	—	1,227
Forward foreign currency contracts	—	—	—	863	—	863
Swap agreements	—	—	(3,654)	—	—	(3,654)
JNL/Westchester Capital Event Driven Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3] ($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	2,462	(2,462)	—	—	—	—
GSC	3,521	(3,066)	—	455	—	—
JPM	2,556	(1,529)	—	1,027	—	—
MLP	6	(6)	—	—	—	—
Derivatives eligible for offset	8,545	(7,063)	—	1,482
Derivatives not eligible for offset	225				—	—
	8,770
Derivative Liabilities by Counterparty*
BOA	4,304	(2,462)	(1,842)	—	8,080	—
GSC	3,066	(3,066)	—	—	—	—
JPM	1,529	(1,529)	—	—	9,010	—
MLP	128	(6)	(122)	—	420	—
Derivatives eligible for offset	9,027	(7,063)	(1,964)	—
Derivatives not eligible for offset	863				—	—
	9,890

JNL/Westchester Capital Event Driven Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	3,285	—	25,643	—	—	—	141,978

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL/ WMC Balanced Fund Derivative Strategies – The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in securities prices and to replicate treasury bond. The Fund entered into forward foreign currency contracts. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/WMC Balanced Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	98	98
Total derivative instruments liabilities	—	—	—	—	98	98
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	33	—	33
Futures/futures options contracts	—	—	—	—	4,080	4,080
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	15	15

JNL/WMC Balanced Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	76,427	2,471	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

The financial instruments eligible for offset table is presented for the following Funds, which held derivatives instruments with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL/DoubleLine Shiller Enhanced CAPE Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3] ($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	32,709	(54)	(32,655)	—	34,580	—
BNP	61,487	(104)	(61,383)	—	—	80,020
CIB	51,711	—	(51,711)	—	7,640	45,830
Derivatives eligible for offset	145,907	(158)	(145,749)	—
Derivatives not eligible for offset	—				—	—
	145,907
Derivative Liabilities by Counterparty*
BCL	54	(54)	—	—	—	—
BNP	104	(104)	—	—	—	—
Derivatives eligible for offset	158	(158)	—	—
Derivatives not eligible for offset	—				—	—
	158

JNL/Franklin Templeton Global Multisector Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3] ($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	753	(685)	—	68	—	—
CGM	12	—	—	12	—	—
CIT	1,917	(1,917)	—	—	120	—
DUB	549	(549)	—	—	—	—
GSC	9	(9)	—	—	—	—
HSB	2,253	(1,023)	(1,227)	3	—	1,227
JPM	438	(438)	—	—	30	—
MSC	122	(22)	(100)	—	260	—
Derivatives eligible for offset	6,053	(4,643)	(1,327)	83
Derivatives not eligible for offset	—				—	—
	6,053
Derivative Liabilities by Counterparty*
BNP	685	(685)	—	—	—	—
BOA	142	—	(142)	—	160	—
CIT	3,144	(1,917)	(1,227)	—	2,280	—
DUB	2,085	(549)	(1,310)	226	1,310	—
GSC	476	(9)	(340)	127	340	—
HSB	1,023	(1,023)	—	—	—	—
JPM	1,248	(438)	(810)	—	860	—
MSC	22	(22)	—	—	—	—
Derivatives eligible for offset	8,825	(4,643)	(3,829)	353
Derivatives not eligible for offset	—				—	—
	8,825

1 Amounts eligible for offset are presented on a gross basis in the Statements of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

3 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund. Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

6 The derivative instruments outstanding as of June 30, 2021, as disclosed in the Schedules of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2021, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

7 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

8 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 646 in the Schedules of Investments.

The derivative strategy for Funds which had significant derivative exposure during the period is as follows: JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL Mid Cap Index Fund, JNL S&P 500 Index Fund, JNL Small Cap Index Fund, JNL/Goldman Sachs 4 Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar Wide Moat Index Fund JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. JNL/AQR Large Cap Defensive Style entered into futures contracts to manage cash flow. JNL/BlackRock Advantage International Fund entered into futures contracts to manage cash flows and forward currency contracts to create foreign exposure in U.S. dollar cash balances JNL/DFA International Core Equity Fund entered into futures contracts as a means of short-term cash deployment and to manage cash flows. JNL/DoubleLine Core Fixed Income Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/DoubleLine Shiller Enhanced CAPE Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. JNL/Franklin Templeton Global Multisector Bond Fund entered into foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/Harris Oakmark Global Equity Fund entered into forward foreign currency contracts as a means of risk management/hedging. JNL/Invesco Diversified Dividend Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/Lord Abbett Short Duration Income Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. JNL/PPM America Total Return Fund entered into futures contracts as a means or risk management/hedging and to obtain exposure to or hedge changes in interest rates. JNL/T. Rowe Price Capital Appreciation Fund entered into options as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. JNL/T. Rowe Price Short-Term Bond Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. JNL/Neuberger Berman Commodity Strategy Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy. JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL/Baillie Gifford International Growth Fund, JNL/BlackRock Global Natural Resources Fund, JNL/Causeway International Value Select Fund, JNL/First Sentier Global Infrastructure Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Global Growth Fund, JNL/Invesco International Growth Fund, JNL/Lazard International Strategic Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Value Fund, JNL/WCM Focused International Equity Fund and JNL/WMC Global Real Estate Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

The derivative instruments outstanding as of June 30, 2021, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the period ended June 30, 2021, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
JNL/Mellon Emerging Markets Index Fund	—	13,253	—	—
JNL/Mellon International Index Fund	—	6,905	25,933	—
JNL/Mellon S&P 400 MidCap Index Fund	—	17,802	—	—
JNL/Mellon Small Cap Index Fund	—	8,315	—	—
JNL Mid Cap Index Fund	—	49,953	—	—
JNL Small Cap Index Fund	—	15,385	—	—
JNL Multi-Manager Emerging Markets Equity Fund	—	—	4,606	—
JNL Multi-Manager International Small Cap Fund	—	—	5,861	—
JNL Multi-Manager Mid Cap Fund	—	—	85	—
JNL S&P 500 Index Fund	—	2,766	—	—
JNL/AQR Large Cap Defensive Style Fund	—	8,920	—	—
JNL/Baillie Gifford International Growth Fund	—	—	226	—
JNL/BlackRock Advantage International Fund	—	571	338	—
JNL/BlackRock Global Natural Resources Fund	—	—	52	—
JNL/Causeway International Value Select Fund	—	—	5,388	—
JNL/DFA International Core Equity Fund	—	181	2	—
JNL/DoubleLine Core Fixed Income Fund	—	—	4,106	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	—	—	—	2,190,586
JNL/First Sentier Global Infrastructure Fund	—	—	557	—
JNL/Franklin Templeton Global Multisector Bond Fund	—	—	1,094,185	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
JNL/Goldman Sachs 4 Fund	—	15,376	—	—
JNL/GQG Emerging Markets Equity Fund	—	—	9,625	—
JNL/Harris Oakmark Global Equity Fund	—	—	15,324	—
JNL/Invesco Diversified Dividend Fund	—	—	25,899	—
JNL/Invesco Global Growth Fund	—	—	2,118	—
JNL/Invesco International Growth Fund	—	—	3,250	—
JNL/Lazard International Strategic Equity Fund	—	—	1,928	—
JNL/Loomis Sayles Global Growth Fund	—	—	257	—
JNL/Lord Abbett Short Duration Income Fund	—	205,605	—	—
JNL/Mellon Communication Services Sector Fund	—	1,523	—	—
JNL/Mellon Consumer Discretionary Sector Fund	—	8,236	—	—
JNL/Mellon Consumer Staples Sector Fund	—	1,714	—	—
JNL/Mellon Dow Index Fund	—	24,329	—	—
JNL/Mellon Energy Sector Fund	—	8,355	—	—
JNL/Mellon Financial Sector Fund	—	10,715	—	—
JNL/Mellon Healthcare Sector Fund	—	15,862	—	—
JNL/Mellon Industrials Sector Fund	—	1,482	—	—
JNL/Mellon Information Technology Sector Fund	—	21,218	—	—
JNL/Mellon Materials Sector Fund	—	656	—	—
JNL/Mellon MSCI KLD 400 Social Index Fund	—	797	—	—
JNL/Mellon Nasdaq 100 Index Fund	—	33,331	—	—
JNL/Mellon Real Estate Sector Fund	—	1,059	—	—
JNL/Mellon S&P 500 Index Fund	—	81,334	—	—
JNL/Mellon U.S. Stock Market Index Fund	—	18,385	—	—
JNL/Mellon Utilities Sector Fund	—	2,149	—	—
JNL/Morningstar PitchBook Listed Private Equity Index Fund	—	—	2	—
JNL/Morningstar Wide Moat Index Fund	—	3,837	—	—
JNL/Neuberger Berman Commodity Strategy Fund	—	18,730	—	—
JNL/PPM America Total Return Fund	—	529,296	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	—	2,322	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	—	13,706	—	—
JNL/T. Rowe Price Capital Appreciation Fund	65,400	—	—	—
JNL/T. Rowe Price Established Growth Fund	—	—	513	—
JNL/T. Rowe Price Short-Term Bond Fund	—	421,234	—	—
JNL/T. Rowe Price Value Fund	—	—	366	—
JNL/WCM Focused International Equity Fund	—	—	1,493	—
JNL/WMC Global Real Estate Fund	—	—	8,896	—

Pledged or Segregated Collateral. The following tables summarize cash and securities collateral pledged (in thousands) for Funds at June 30, 2021 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

		Futures Contracts		Option Contracts		Swap Agreements		Forward Foreign Currency Contracts
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Cash($)
JNL Emerging Markets Index Fund	GSC	556	922	—	—	—	—	—
JNL International Index Fund	GSC	10	1,093	—	—	—	—	—
JNL Mid Cap Index Fund	GSC	208	2,004	—	—	—	—	—
JNL Small Cap Index Fund	GSC	—	930	—	—	—	—	—
JNL S&P 500 Index Fund	GSC	—	168	—	—	—	—	—
JNL/AQR Large Cap Defensive Style Fund	JPM	920	—	—	—	—	—	—
JNL/BlackRock Advantage International Fund	HSB	80	—	—	—	—	—	—
JNL/DFA International Core Equity Fund	GSC	33	—	—	—	—	—	—
JNL/Franklin Templeton Global Multisector Bond Fund	BOA, CIT, DUB, GSC, JPM	—	—	—	—	4,950	—	—
JNL/Franklin Templeton Growth Allocation Fund	JPM	3,341	—	—	—	—	—	—
JNL/Goldman Sachs 4 Fund	GSC	423	1,135	—	—	—	—	—
JNL/JPMorgan Global Allocation Fund	MLP	7,244	18,089	—	—	—	—	—
JNL/JPMorgan Hedged Equity Fund	GSC	1,836	—	—	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

		Futures Contracts		Option Contracts		Swap Agreements		Forward Foreign Currency Contracts
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Cash($)
JNL/Lord Abbett Short Duration Income Fund	BOA	241	—	—	—	—	—	—
JNL/Mellon Communication Services Sector Fund	GSC	82	—	—	—	—	—	—
JNL/Mellon Consumer Discretionary Sector Fund	GSC	178	182	—	—	—	—	—
JNL/Mellon Consumer Staples Sector Fund	GSC	—	104	—	—	—	—	—
JNL/Mellon Dow Index Fund	GSC	648	1,234	—	—	—	—	—
JNL/Mellon Energy Sector Fund	GSC	312	539	—	—	—	—	—
JNL/Mellon Financial Sector Fund	GSC	44	580	—	—	—	—	—
JNL/Mellon Healthcare Sector Fund	GSC	53	485	—	—	—	—	—
JNL/Mellon Industrials Sector Fund	GSC	47	117	—	—	—	—	—
JNL/Mellon Information Technology Sector Fund	GSC	580	730	—	—	—	—	—
JNL/Mellon Materials Sector Fund	GSC	36	64	—	—	—	—	—
JNL/Mellon MSCI KLD 400 Social Index Fund	GSC	56	—	—	—	—	—	—
JNL/Mellon Nasdaq 100 Index Fund	GSC	1,876	74	—	—	—	—	—
JNL/Mellon Real Estate Sector Fund	GSC	104	—	—	—	—	—	—
JNL/Mellon S&P 500 Index Fund	GSC	109	3,828	—	—	—	—	—
JNL/Mellon U.S. Stock Market Index Fund	GSC	995	880	—	—	—	—	—
JNL/Mellon Utilities Sector Fund	GSC	—	144	—	—	—	—	—
JNL/Mellon World Index Fund	GSC	14	183	—	—	—	—	—
JNL/Morningstar Wide Moat Index Fund	GSC	33	156	—	—	—	—	—
JNL/PPM America Total Return Fund	MLP, WFC	3,168	—	—	—	—	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	GSC	127	69	—	—	—	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	GSC	952	289	—	—	—	—	—
JNL/T. Rowe Price Short-Term Bond Fund	GSC	—	999	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund	BOA, JPM, MLP	—	—	—	—	17,510	—	—
JNL/WMC Balanced Fund	GSC, MSC	—	980	—	—	—	—	—

		Securities Sold Short
	Lending Agent/Prime Broker	Pledged Cash($)	Segregated Securities($)
JNL Multi-Manager Alternative Fund	SSB	4,801	345,286
JNL/JPMorgan Global Allocation Fund	SSB	—	44,776
JNL/JPMorgan Hedged Equity Fund	GSI	—	224,792
JNL/T. Rowe Price Capital Appreciation Fund	GSC	—	219,344
JNL/Westchester Capital Event Driven Fund	JPM	1,989	27,076

NOTE 7. INVESTMENT RISKS

Market and Volatility Risk. In the normal course of business, certain Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because certain Funds may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Underlying Fund Investment Risk. As it relates to Funds of Funds and Master Feeder Funds, each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or underlying fund in which it invests, if applicable. Additional risks associated with a Master Fund’s or underlying fund’s investments are described within the respective Master Fund’s or underlying fund’s annual shareholder report. The American Funds Insurance Series Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

Feeder Funds and Funds of Funds Risks. The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a Fund of Funds changes with the values of the corresponding underlying funds and their investments. The Master Fund’s and underlying fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

LIBOR Replacement Risk. The Funds' payment obligations, financing terms and investments in debt securities and derivatives may be determined in whole or in part on LIBOR. LIBOR is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. In the normal course of business, for example, the Funds trade financial instruments and enter into financial transactions where the benchmark rate for floating securities is LIBOR. In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is LIBOR, which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority (“FCA”) and LIBOR's administrator, ICE Benchmark Administration (“IBA”), have announced that most LIBOR rates will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Funds. The effects of discontinuation of LIBOR on the Funds will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. Any of the effects described above, as well as other unforeseen effects, could adversely impact the performance of the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur prior to the end of 2021.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Like credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled, or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements for each Fund (or Master Fund or underlying fund, as applicable).

A Master Fund or underlying fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or underlying fund’s Adviser(s) and sub-advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and underlying fund

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Sanction Risk. When sanctions are placed on a country, a Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to several risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk.

Convertible Securities Risk. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Real Estate Investment Risk. Certain Funds may concentrate their assets in the real estate industry and investments in these Funds will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT. Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses. For Funds that focus their investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a Fund that invests in a broader range of companies.

Participation Note Risk. Certain Funds may invest in P-Notes. P-Notes may contain various risks including the potential inability of the counterparty to fulfill its obligations under the terms of the contract. An issuer of P-Notes may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or credit rating may affect a security’s value. These securities may be more volatile and less liquid than other investments held by the Fund.

Master Limited Partnership Risk. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of a Fund.

Epidemic Risk. COVID-19, the novel respiratory disease also known as “coronavirus,” was first detected in China in December 2019, and subsequently declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, enhanced health screenings, healthcare service shortages, quarantines, cancellations, disruptions to supply chains and vendor and customer activity, as well as general concern and uncertainty. The impact of infectious diseases across the world, but especially in developing or emerging market countries, may be more pronounced where less established health care systems exist or where health care systems are unprepared to handle the outbreak of a disease like the coronavirus. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty, which could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund's ability to achieve its investment objective.

Market Disruption and Geopolitical Risk. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments and the Funds. Any of these occurrences could disrupt the operations of the Funds and of the Funds' service providers.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

Advisory Fees

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2021
JNL/American Funds Balanced Fund	$0 to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.51%
JNL/American Funds Bond Fund of America Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	.40%
JNL/American Funds Capital Income Builder Fund	$0 to $1 billion	.525%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.53%
JNL/American Funds Capital World Bond Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.60%
JNL/American Funds Global Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2021
JNL/American Funds Global Small Capitalization Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/American Funds Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.61%
JNL/American Funds Growth-Income Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.54%
JNL/American Funds International Fund	$0 to $1 billion	.750%
	$1 billion to $3 billion	.700%
	$3 billion to $5 billion	.690%
	Over $5 billion	.680%	.73%
JNL/American Funds New World Fund	$0 to $1 billion	.950%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	.93%
JNL/American Funds Washington Mutual Investors Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.56%
JNL/Mellon Bond Index Fund	$0 to $500 million	.180%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.16%
JNL/Mellon Emerging Markets Index Fund	$0 to $500 million	.300%
	$500 million to $750 million	.250%
	$750 million to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.25%
JNL/Mellon International Index Fund	$0 to $500 million	.200%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.16%
JNL/Mellon S&P 400 MidCap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%
JNL/Mellon Small Cap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%
JNL Aggressive Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Conservative Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.11%
JNL Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Moderate Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Moderate Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.08%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2021
JNL/American Funds Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.18%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.18%
JNL/Goldman Sachs Managed Aggressive Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/Goldman Sachs Managed Conservative Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.10%
JNL/Goldman Sachs Managed Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.08%
JNL/Goldman Sachs Managed Moderate Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/Goldman Sachs Managed Moderate Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.08%
JNL iShares Tactical Growth Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL iShares Tactical Moderate Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL iShares Tactical Moderate Growth Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.19%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL Bond Index Fund	All Assets	.200%	.20%
JNL Emerging Markets Index Fund	All Assets	.200%	.20%
JNL International Index Fund	All Assets	.200%	.20%
JNL Mid Cap Index Fund	All Assets	.200%	.20%
JNL Small Cap Index Fund	All Assets	.200%	.20%
JNL Multi-Manager Alternative Fund[1]	$0 to $850 million	1.200%
	$850 million to $3 billion	1.100%
	$3 billion to $5 billion	1.090%
	Over $5 billion	1.080%	1.19%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $250 million	.800%
	$250 million to $3 billion	.750%
	$3 billion to $5 million	.740%
	Over $5 billion	.730%	.76%
JNL Multi-Manager International Small Cap Fund	$0 to $1 billion	.750%
	$1 billion to $3 billion	.725%
	$3 billion to $5 billion	.715%
	Over $5 billion	.705%	.75%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2021
JNL Multi-Manager Mid Cap Fund	$0 to $500 million	.650%
	$500 million to $1 billion	.625%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.63%
JNL Multi-Manager Small Cap Growth Fund	$0 to $100 million	.650%
	$100 million to $500 million	.600%
	$500 million to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.56%
JNL Multi-Manager Small Cap Value Fund	$0 to $200 million	.750%
	$200 million to $500 million	.670%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.68%
JNL S&P 500 Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/AQR Large Cap Defensive Style Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.370%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	.40%
JNL/Baillie Gifford International Growth Fund[2]	$0 to $1 billion	.530%
	$1 billion to $3 billion	.520%
	$3 billion to $5 billion	.510%
	Over $5 billion	.500%	.62%
JNL/Baillie Gifford U.S. Equity Growth Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.49%
JNL/BlackRock Advantage International Fund	$0 to $1 billion	.550%
	$1 billion to $3 billion	.525%
	$3 billion to $5 billion	.500%
	Over $5 billion	.490%	.55%
JNL/BlackRock Global Allocation Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.565%
	$3 billion to $5 billion	.550%
	Over $5 billion	.540%	.57%
JNL/BlackRock Global Natural Resources Fund	$0 to $300 million	.600%
	$300 million to $1 billion	.500%
	$1 billion to $3 billion	.490%
	$3 billion to $5 billion	.480%
	Over $5 billion	.470%	.54%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $150 million	.600%
	$150 million to $500 million	.550%
	$500 million to $750 million	.500%
	$750 million to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.46%
JNL/Causeway International Value Select Fund	$0 to $500 million	.550%
	$500 million to $2 billion	.500%
	$2 billion to $5 billion	.470%
	Over $5 billion	.460%	.52%
JNL/ClearBridge Large Cap Growth Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.48%
JNL/DFA International Core Equity Fund	$0 to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.45%
JNL/DFA U.S. Core Equity Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	.39%
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.55%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2021
JNL/DoubleLine Core Fixed Income Fund	$0 to $1 billion	.390%
	$1 billion to $3 billion	.360%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	.37%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $500 million	.625%
	$500 million to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.61%
JNL/DoubleLine Shiller Enhanced CAPE Fund	$0 to $500 million	.600%
	$500 million to $1 billion	.575%
	$1 billion to $3 billion	.520%
	$3 billion to $5 billion	.510%
	Over $5 billion	.500%	.55%
JNL/DoubleLine Total Return Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.42%
JNL/Fidelity Institutional Asset Management Total Bond Fund	$0 to $500 million	.400%
	$500 million to $1 billion	.380%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%
JNL/First Sentier Global Infrastructure Fund	$0 to $500 million	.700%
	$500 million to $1 billion	.690%
	$1 billion to $3 billion	.630%
	$3 billion to $5 billion	.620%
	Over $5 billion	.610%	.69%
JNL/Franklin Templeton Global Multisector Bond Fund	$0 to $1 billion	.600%
	$1 billion to $2 billion	.500%
	$2 billion to $3 billion	.475%
	$3 billion to $5 billion	.465%
	Over $5 billion	.455%	.60%
JNL/Franklin Templeton Growth Allocation Fund	$0 to $1 billion	.550%
	$1 billion to $3 billion	.530%
	$3 billion to $5 billion	.520%
	Over $5 billion	.510%	.55%
JNL/Franklin Templeton Income Fund	$0 to $100 million	.700%
	$100 million to $200 million	.650%
	$200 million to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.53%
JNL/Goldman Sachs 4 Fund[3]	$0 to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.09%
JNL/GQG Emerging Markets Equity Fund	$0 to $1 billion	.900%
	$1 billion to $3 billion	.875%
	$3 billion to $5 billion	.850%
	Over $5 billion	.840%	.90%
JNL/Harris Oakmark Global Equity Fund	$0 to $250 million	.700%
	$250 million to $1 billion	.675%
	$1 billion to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.68%
JNL/Heitman U.S. Focused Real Estate Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/Invesco Diversified Dividend Fund	$0 to $1 billion	.525%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.52%
JNL/Invesco Global Growth Fund	$0 to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.50%
JNL/Invesco International Growth Fund	$0 to $500 million	.550%
	$500 million to $2 billion	.500%
	$2 billion to $3 billion	.480%
	$3 billion to $5 billion	.470%
	Over $5 billion	.460%	.52%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2021
JNL/Invesco Small Cap Growth Fund	$0 to $1 billion	.675%
	$1 billion to $3 billion	.630%
	$3 billion to $5 billion	.620%
	Over $5 billion	.610%	.65%
JNL/JPMorgan Global Allocation Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.58%
JNL/JPMorgan Hedged Equity Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.50%
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million	.600%
	$250 million to $750 million	.550%
	$750 million to $1.5 billion	.500%
	$1.5 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.48%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million	.400%
	$150 million to $300 million	.350%
	$300 million to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.27%
JNL/JPMorgan U.S. Value Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.49%
JNL/Lazard International Strategic Equity Fund	$0 to $1 billion	.700%
	$1 billion to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.70%
JNL/Loomis Sayles Global Growth Fund	$0 to $1 billion	.550%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.55%
JNL/Lord Abbett Short Duration Income Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.35%
JNL/Mellon Communication Services Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Consumer Staples Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon Dow Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Energy Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2021
JNL/Mellon Equity Income Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.45%
JNL/Mellon Financial Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Healthcare Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/Mellon Industrials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.21%
JNL/Mellon Information Technology Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/Mellon Materials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.21%
JNL/Mellon MSCI KLD 400 Social Index Fund	$0 to $1 billion	.250%
	$1 billion to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.25%
JNL/Mellon Nasdaq 100 Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/Mellon Real Estate Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.21%
JNL/Mellon S&P 500 Index Fund	$0 to $500 million	.170%
	$500 million to $750 million	.130%
	$750 million to $3 billion	.120%
	$3 billion to $5 billion	.110%
	Over $5 billion	.090%	.10%
JNL/Mellon U.S. Stock Market Index Fund[4]	$0 to $1 billion	.175%
	$1 billion to $5 billion	.150%
	Over $5 billion	.140%	.16%
JNL/Mellon Utilities Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon World Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2021
JNL/MFS Mid Cap Value Fund	$0 to $100 million	.600%
	$100 million to $1 billion	.550%
	$1 billion to $3 billion	.540%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	.55%
JNL/Morningstar PitchBook Listed Private Equity Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Morningstar Wide Moat Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.45%
JNL/Neuberger Berman Strategic Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.48%
JNL/PIMCO Income Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.48%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.33%
JNL/PIMCO Real Return Fund	$0 to $1 billion	.390%
	$1 billion to $2 billion	.375%
	$2 billion to $3 billion	.365%
	$3 billion to $5 billion	.355%
	Over $5 billion	.345%	.38%
JNL/PPM America Floating Rate Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.425%
	$3 billion to $5 billion	.415%
	Over $5 billion	.405%	.47%
JNL/PPM America High Yield Bond Fund	$0 to $150 million	.400%
	$150 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.34%
JNL/PPM America Total Return Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/T. Rowe Price Balanced Fund	$0 to $500 million	.550%
	$500 million to $1 billion	.475%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.55%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $500 million	.575%
	$500 million to $1 billion	.550%
	$1 billion to $3 billion	.530%
	$3 billion to $5 billion	.520%
	Over $5 billion	.510%	.52%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2021
JNL/T. Rowe Price Established Growth Fund	$0 to $150 million	.550%
	$150 million to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	.43%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $150 million	.650%
	$150 million to $1 billion	.600%
	$1 billion to $3 billion	.590%
	Over $3 billion	.580%	.59%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million	.350%
	$250 million to $1.5 billion	.300%
	$1.5 billion to $3 billion	.275%
	$3 billion to $5 billion	.265%
	Over $5 billion	.255%	.30%
JNL/T. Rowe Price U.S. High Yield Fund	$0 to $500 million	.525%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.52%
JNL/T. Rowe Price Value Fund	$0 to $150 million	.550%
	$150 million to $1 billion	.480%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.450%
	Over $5 billion	.440%	.47%
JNL/WCM Focused International Equity Fund	$0 to $500 million	.700%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.66%
JNL/Westchester Capital Event Driven Fund	$0 to $1 billion	1.050%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	1.05%
JNL/WMC Balanced Fund	$0 to $50 million	.450%
	$50 million to $150 million	.400%
	$150 million to $300 million	.375%
	$300 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.32%
JNL/WMC Equity Income Fund[5]	$0 to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	.49%
JNL/WMC Global Real Estate Fund[6]	$0 to $1 billion	.575%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	.59%
JNL/WMC Government Money Market Fund	$0 to $500 million	.180%
	$500 million to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.16%
JNL/WMC Value Fund	$0 to $300 million	.450%
	$300 million to $500 million	.400%
	$500 million to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.37%

1 Prior to April 26, 2021, for advisory fees, the range for $0 to $1 billion was 1.200%, the range for $1 billion to $3 billion was 1.100%, the range for $3 billion to $5 billion was 1.090% and for over $5 billion was 1.080%.

2 Prior to April 26, 2021, for advisory fees, the range for $0 to $1 billion was 0.675%, the range for $1 billion to $3 billion was 0.650%, the range for $3 billion to $5 billion was 0.640% and for over $5 billion was 0.630%.

3 Prior to April 26, 2021, for advisory fees, the rate for all assets was 0%.

4 Prior to April 26, 2021, for advisory fees, the range for $0 to $1 billion was 0.200%, the range for $1 billion to $3 billion was 0.175%, the range for $3 billion to $5 billion was 0.165% and for over $5 billion was 0.155%.

5 Prior to April 26, 2021, for advisory fees, the range for $0 to $1 billion was 0.525%, the range for $1 billion to $3 billion was 0.500%, the range for $3 billion to $5 billion was 0.490% and for over $5 billion was 0.480%.

6 Prior to April 26, 2021, for advisory fees, the range for $0 to $1 billion was 0.600%, the range for $1 billion to $3 billion was 0.570%, the range for $3 billion to $5 billion was 0.560% and for over $5 billion was 0.550%.

Advisory Fee Waivers and Expense Reimbursements. Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL/WMC Government Money Market Fund to the extent necessary to limit operating expenses, interest, taxes and dividend

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

and extraordinary expenses of each class of shares of the Fund, to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s investment income for the period. In addition, when the Fund receives income sufficient to pay a dividend, under the contractual expense limitation agreement JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years from the end of the fiscal year in which such waiver or reimbursement took place. During the period ended June 30, 2021, JNAM did not recover any previously reimbursed expenses. At June 30, 2021, the amounts of potentially recoverable expenses (in thousands) were $6,131 and $24 for Class A and Class I, respectively, expiring on December 31, 2023; and $2,994 and $35 for Class A and Class I, respectively, expiring on December 31, 2024.

Pursuant to a contractual fee waiver agreement, JNAM agreed to waive 100% of advisory fees attributable to JNL Multi-Manager Emerging Markets Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund and JNL/T. Rowe Price Value Fund’s investment in T. Rowe Price Institutional Floating Rate Fund, an affiliate of the Funds’ Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL/Franklin Templeton Growth Allocation Fund's investment in other funds managed by the Fund's Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive a varying portion of its advisory fee in an amount equivalent to the Acquired Funds Fees and Expenses (“AFFE”) attributable to JNL/JPMorgan Global Allocation Fund’s investment in funds managed by the Sub-Adviser, J.P. Morgan Investment Management Inc. (each a “JPMorgan Underlying Fund”). The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund. None of the waived advisory fees can be recaptured by JNAM.

Prior to April 26, 2021, pursuant to a contractual fee waiver agreement, JNAM agreed to waive 0.48% of its advisory fees for the JNL/Baillie Gifford International Growth Fund, 0.04% of its advisory fees for the JNL/Mellon U.S. Stock Market Index Fund and 0.34% of its advisory fees for the JNL/WMC Equity Income Fund. Effective April 26, 2021, these contractual fee waivers were eliminated. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual and voluntary fee waiver agreement, JNAM agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/American Funds Balanced Fund	0.30
JNL/American Funds Bond Fund of America Fund	0.20
JNL/American Funds Capital Income Builder Fund	0.25
JNL/American Funds Capital World Bond Fund	0.43
JNL/American Funds Global Growth Fund	0.50
JNL/American Funds Global Small Capitalization Fund	0.50
JNL/American Funds Growth Fund	0.45
JNL/American Funds Growth-Income Fund	0.30
JNL/American Funds International Fund	0.50
JNL/American Funds New World Fund	0.65
JNL/American Funds Washington Mutual Investors Fund[1]	0.30
JNL/Mellon Bond Index Fund[2]	0.07
JNL/Mellon Emerging Markets Index Fund[2]	0.15
JNL/Mellon International Index Fund[2]	0.10
JNL/Mellon S&P 400 MidCap Index Fund[2]	0.08
JNL/Mellon Small Cap Index Fund[2]	0.08
JNL Bond Index Fund	0.13
JNL Emerging Markets Index Fund	0.06
JNL International Index Fund	0.11
JNL Mid Cap Index Fund	0.12
JNL Small Cap Index Fund	0.12
JNL S&P 500 Index Fund	0.17

1 Prior to April 26, 2021, the contractual fee waiver was 0.38%.

2 This contractual advisory fee waiver was effective April 26, 2021 and applies as long as the Fund remains a feeder fund.

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL Multi-Manager Alternative Fund	0.10 on net assets between $850 million - $1 billion

Administrative Fees

Fund	Assets	Administrative Fee
JNL/American Funds Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Fund	Assets	Administrative Fee
JNL/American Funds Bond Fund of America Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Capital Income Builder Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Capital World Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Global Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Global Small Capitalization Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth-Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds International Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds New World Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Washington Mutual Investors Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Mellon Bond Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Emerging Markets Index Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon International Index Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon S&P 400 MidCap Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Small Cap Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Aggressive Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Conservative Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Moderate Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Moderate Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/American Funds Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Goldman Sachs Managed Aggressive Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Conservative Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Moderate Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Moderate Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL iShares Tactical Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL iShares Tactical Moderate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL iShares Tactical Moderate Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Bond Index Fund	All Assets	None
JNL Emerging Markets Index Fund	All Assets	None
JNL International Index Fund	All Assets	None
JNL Mid Cap Index Fund	All Assets	None

JNL Small Cap Index Fund	All Assets	None

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Fund	Assets	Administrative Fee
JNL Multi-Manager Alternative Fund	$0 to $3 billion	.200%
	Assets over $3 billion	.180%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager International Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Mid Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Multi-Manager Small Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/AQR Large Cap Defensive Style Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Baillie Gifford International Growth Fund[2]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Baillie Gifford U.S. Equity Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Advantage International Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Global Natural Resources Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Causeway International Value Select Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/ClearBridge Large Cap Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA International Core Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA U.S. Core Equity Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Core Fixed Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Shiller Enhanced CAPE Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Fidelity Institutional Asset Management Total Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/First Sentier Global Infrastructure Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Franklin Templeton Global Multisector Bond Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Franklin Templeton Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Franklin Templeton Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Goldman Sachs 4 Fund[3]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/GQG Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Harris Oakmark Global Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Heitman U.S. Focused Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Diversified Dividend Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco International Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Fund	Assets	Administrative Fee
JNL/JPMorgan Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan Hedged Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan MidCap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan U.S. Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Lazard International Strategic Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Loomis Sayles Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Lord Abbett Short Duration Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Communication Services Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Staples Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Dow Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Energy Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Financial Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Healthcare Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Industrials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Information Technology Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Materials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon MSCI KLD 400 Social Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Nasdaq 100 Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Real Estate Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon U.S. Stock Market Index Fund[4]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Utilities Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon World Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/MFS Mid Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Morningstar PitchBook Listed Private Equity Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Morningstar Wide Moat Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Strategic Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PIMCO Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/PIMCO Real Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/PPM America Floating Rate Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PPM America High Yield Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Fund	Assets	Administrative Fee
JNL/PPM America Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Balanced Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Established Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price U.S. High Yield Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WCM Focused International Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Westchester Capital Event Driven Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/WMC Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WMC Equity Income Fund[2]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Global Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Government Money Market Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WMC Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

1 The fee for these Funds is based on total net assets of the associated master fund.

2 Prior to April 26, 2021, for administrative fees, the range for $0 - $3 billion was 0.100% and for over $3 billion was 0.080%.

3 Prior to April 26, 2021, for administrative fees, the range for $0 - $3 billion was 0.050% and for over $3 billion was 0.045%.

4 Prior to April 26, 2021, for administrative fees, the range for $0 - $3 billion was 0.100% and for over $3 billion was 0.090%.

Administrative Fee Waivers. Pursuant to contractual waiver agreements, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DFA International Core Equity Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, and JNL/RAFI Fundamental U.S. Small Cap Fund and 0.12% of the administrative fee of Class I shares of JNL/Vanguard Growth ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as Expense waiver in each Fund’s Statement of Operations. Pursuant to contractual waiver agreements, JNAM has agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/Mellon Emerging Markets Index Fund. Also, JNAM has agreed to waive 0.06% of the administrative fees of the Class I shares of JNL S&P 500 Index Fund. Also, JNAM agreed to waive 0.13% of the administrative fees of the Class I shares of JNL/Vanguard Moderate ETF Allocation Fund. None of the waived administrative fees can be recaptured by JNAM.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A Shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

JNLD has agreed to suspend 0.22% of 12b-1 fees of the Class A shares of JNL/ WMC Government Money Market Fund. None of the suspended 12b-1 fees can be recaptured by JNLD. The amount of suspended fees is recorded as Expense waiver in the Statement of Operations.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Affiliated Brokerage Commissions - During the period ended June 30, 2021, the following Funds paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands): JNL/Goldman Sachs 4 Fund $10, JNL/Harris Oakmark Global Equity Fund $1, JNL/JPMorgan Global Allocation Fund $29, JNL/JPMorgan Hedged Equity Fund $3, JNL/JPMorgan U.S. Value Fund $9, and JNL/Mellon Equity Income Fund $2.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as Brokerage commissions recaptured in the Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”), and are reviewed by the Chief Compliance Officer and reported quarterly to the Board. Rule 17a-7 transactions are executed at current market price at the time of the transaction. The following Funds have Rule 17a-7 transactions (in thousands) that were deemed significant by the Adviser during the period ended June 30, 2021:

	Purchase of Securities($)	Proceeds from Sales of Securities($)
JNL/Goldman Sachs 4 Fund	1,261,618	1,119,872
JNL/Mellon Communication Services Sector Fund	11,361	858
JNL/Mellon Consumer Discretionary Sector Fund	20,924	31,362
JNL/Mellon Consumer Staples Sector Fund	19,699	4,077
JNL/Mellon Financial Sector Fund	268,278	6,511
JNL/Mellon Industrials Sector Fund	12,310	11,869
JNL/Mellon Information Technology Sector Fund	21,680	288,567
JNL/Mellon Materials Sector Fund	4,047	19,360
JNL/Mellon Real Estate Sector Fund	6,831	18
JNL/Mellon Utilities Sector Fund	8	2,534
JNL/Mellon World Index Fund	723	4,668
JNL/Vanguard Growth ETF Allocation Fund	90,462	N/A
JNL/Vanguard Moderate ETF Allocation Fund	N/A	71,851
JNL/Vanguard Moderate Growth ETF Allocation Fund	7,226	25,837
JNL/WMC Equity Fund	16,737	18,935

Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities. Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.

For the period ended June 30, 2021, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds' partnership status for federal income tax purposes, are as follows (in thousands):

Fund	Gross Payments from JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed by JNAM ($)
JNL Multi-Manager Alternative Fund	162	-	7	155
JNL Multi-Manager Mid Cap Fund	22	-	3	19
JNL/BlackRock Global Allocation Fund	1,211	582	629	-
JNL/BlackRock Global Natural Resources Fund	159	-	159	-
JNL/BlackRock Large Cap Select Growth Fund	82	-	82	-
JNL/ClearBridge Large Cap Growth Fund	22	-	-	22
JNL/First Sentier Global Infrastructure Fund	118	34	84	-
JNL/Franklin Templeton Growth Allocation Fund	85	15	68	2
JNL/Franklin Templeton Income Fund	88	-	59	29
JNL/GQG Emerging Markets Equity Fund	169	-	-	169
JNL/Invesco Diversified Dividend Fund	438	50	388	-
JNL/Invesco Global Growth Fund	751	-	645	106
JNL/JPMorgan Global Allocation Fund	274	9	170	95
JNL/T. Rowe Price Balanced Fund	124	40	61	23

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Fund	Gross Payments from JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed by JNAM ($)
JNL/T. Rowe Price Established Growth Fund	53	-	-	53
JNL/T. Rowe Price Mid-Cap Growth Fund	11	-	-	11
JNL/T. Rowe Price Value Fund	54	-	54	-
JNL/WMC Balanced Fund	100	-	26	74
JNL/WMC Global Real Estate Fund	504	187	222	95

NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds, with the exception of JNL/WMC Government Money Market Fund, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Participating Funds may borrow up to $640,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL/PPM America Floating Rate Income Fund has priority to utilize $100,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 7.8% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 92.2% to the other Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds, with the exception of the JNL/Mellon Feeder Funds, paid an annual administration fee to JPM Chase which is allocated based on the weighted average of net assets. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, with the exception of JNL/WMC Government Money Market Fund, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 10. FUND ACQUISITIONS AND REORGANIZATIONS

Tax-Free Exchange. The following tables include information (in thousands) relating to acquisitions completed after the close of business on April 23, 2021. The acquisitions were completed by a tax-free exchange of Class A and Class I shares for the acquired and acquiring Funds indicated below pursuant to a plan of reorganization approved by the Board and approved by the acquired Funds' shareholders, as applicable. The purpose of the acquisitions was to combine Funds with similar investment objectives and strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Funds. The cost basis of the investments received from the acquired Funds was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/Vanguard Global Bond Market Index Fund	JNL/Mellon Bond Index Fund
Class A	Class A	189,639	16,886	1,116,891	88,782	15,075
Class I	Class I	5,824	513	262,644	20,026	444
JNL/RAFI Fundamental Europe Fund	JNL/Mellon International Index Fund
Class A	Class A	288,318	22,792	1,517,768	99,021	18,807
Class I	Class I	574	45	302,181	18,784	36
JNL/Goldman Sachs International 5 Fund	JNL/Mellon International Index Fund
Class A	Class A	79,570	6,553	1,517,768	99,021	5,191
Class I	Class I	1,911	157	302,181	18,784	119
JNL/AQR Managed Futures Strategy Fund	JNL Moderate Growth Allocation Fund
Class A	Class A	73,767	9,697	5,156,687	281,162	4,022
Class I	Class I	85	11	10,491	566	5
JNL/DFA Growth Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund
Class A	Class A	277,491	20,044	703,581	48,326	19,059
Class I	Class I	8,284	595	36,025	2,436	560
JNL/Mellon Index 5 Fund	JNL/Vanguard Growth ETF Allocation Fund
Class A	Class A	1,352,664	66,079	703,581	48,326	92,903
Class I	Class I	3,080	149	36,025	2,436	208
JNL/DFA Moderate Growth Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A	Class A	231,249	17,437	673,515	49,345	16,941
Class I	Class I	6,491	485	28,346	2,045	468
JNL/Boston Partners Global Long Short Equity Fund	JNL Multi-Manager Alternative Fund
Class A	Class A	47,192	4,192	203,034	17,274	4,017
Class I	Class I	1,071	94	910,379	76,742	90
JNL/Franklin Templeton International Small Cap Fund	JNL Multi-Manager International Small Cap Fund
Class A	Class A	550,288	52,909	6,534	424	35,663
Class I	Class I	4,191	398	331,083	21,321	270
JNL/Vanguard Small Company Growth Fund	JNL Multi-Manager Small Cap Growth Fund
Class A	Class A	237,850	13,569	2,929,049	57,776	4,691
Class I	Class I	5,937	335	477,615	8,888	110
JNL/PPM America Small Cap Value Fund	JNL Multi-Manager Small Cap Value Fund
Class A	Class A	446,207	28,859	1,023,639	56,550	24,652
Class I	Class I	1,329	83	571,181	31,300	73
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Large Cap Defensive Style Fund
Class A	Class A	326,411	18,808	59,012	4,560	25,225
Class I	Class I	1,336	75	2,327	179	103
JNL/Goldman Sachs Competitive Advantage Fund	JNL/Mellon U.S. Stock Market Index Fund
Class A	Class A	1,052,586	44,363	1,026,864	58,229	59,670
Class I	Class I	5,165	216	30,883	1,730	289
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Mellon U.S. Stock Market Index Fund
Class A	Class A	3,273,603	190,280	1,026,864	58,229	185,578
Class I	Class I	22,687	1,292	30,883	1,730	1,271
JNL/Goldman Sachs Intrinsic Value Fund	JNL/Mellon U.S. Stock Market Index Fund
Class A	Class A	945,361	54,729	1,026,864	58,229	53,592
Class I	Class I	13,727	776	30,883	1,730	769
JNL/Goldman Sachs Total Yield Fund	JNL/Mellon U.S. Stock Market Index Fund
Class A	Class A	514,721	31,469	1,026,864	58,229	29,179
Class I	Class I	4,570	277	30,883	1,730	256
JNL/Vanguard Capital Growth Fund	JNL/T. Rowe Price Established Growth Fund
Class A	Class A	564,387	31,735	9,758,623	133,092	7,697

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
Class I	Class I	17,270	960	2,915,946	38,173	226

Immediately prior to the reorganization, the cost, fair value and unrealized appreciation (depreciation) of investments (in thousands) for the acquired Funds were as follows. Cost of Investments is included in Purchases of securities on the Statements of Changes in Net Assets.

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation/ (Depreciation)($)
JNL/Franklin Templeton International Small Cap Fund	506,708	518,225	11,516
JNL/Vanguard Small Company Growth Fund	222,431	227,136	4,706
JNL/PPM America Small Cap Value Fund	427,035	439,103	12,068
JNL/AQR Large Cap Relaxed Constraint Equity Fund	276,220	306,266	30,047
JNL/Goldman Sachs Competitive Advantage Fund	1,008,111	1,048,833	40,721
JNL/Goldman Sachs Dividend Income & Growth Fund	3,103,209	3,261,281	158,072
JNL/Goldman Sachs Intrinsic Value Fund	919,233	947,519	28,286
JNL/Goldman Sachs Total Yield Fund	502,712	513,964	11,252
JNL/Vanguard Capital Growth Fund	452,713	460,482	7,769

Assuming the acquisitions had been completed on January 1, 2021, the acquiring Funds’ unaudited pro forma results of operations (in thousands) for the period ended June 30, 2021, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL/Mellon Bond Index Fund	5,115	43,281	(79,205)	(30,809)
JNL/Mellon International Index Fund*	17,486	622,553	(395,119)	244,920
JNL Moderate Growth Allocation Fund	(11,166)	81,923	319,147	389,904
JNL/Vanguard Growth ETF Allocation Fund	5,781	396,056	(136,870)	264,967
JNL/Vanguard Moderate Growth ETF Allocation Fund	4,129	50,968	12,133	67,230
JNL Multi-Manager Alternative Fund	6,494	46,093	(7,430)	45,157
JNL Multi-Manager International Small Cap Fund	4,480	162,341	(62,946)	103,875
JNL Multi-Manager Small Cap Growth Fund	628	491,852	(200,397)	292,083
JNL Multi-Manager Small Cap Value Fund	4,664	229,095	72,938	306,697
JNL/AQR Large Cap Defensive Style Fund	1,047	92,632	(33,073)	60,606
JNL/Mellon U.S. Stock Market Index Fund	76,837	2,827,900	(839,143)	2,065,594
JNL/T. Rowe Price Established Growth Fund	17,858	1,284,442	78,863	1,381,163
*Includes the impact of a taxable exchange completed after the close of business on April 23, 2021.

Because the combined investment portfolios have been managed as a single integrated portfolio since each acquisition was completed after the close of business on April 23, 2021, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Funds in each acquiring Fund’s Statement of Operations.

Taxable Exchange. The following tables include information (in thousands) relating to acquisitions completed after the close of business on April 23, 2021. The acquisitions were completed by a taxable exchange of Class A and Class I shares for the acquired and acquiring Funds indicated below pursuant to a plan of reorganization approved by the Board and approved by the acquired Funds' shareholders, as applicable. The purpose of the acquisitions were to combine Funds with similar investment objectives and strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Funds. The acquiring Funds recorded the cost basis for investments in the acquired Funds at their market value on the date of the acquisitions.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/RAFI Fundamental Asia Developed Fund	JNL/Mellon International Index Fund
Class A	Class A	226,873	15,769	1,517,768	99,021	14,799
Class I	Class I	1,294	88	302,181	18,784	80
JNL/Vanguard International Stock Market Index Fund	JNL/Mellon International Index Fund
Class A	Class A	524,082	40,887	1,517,768	99,021	34,187
Class I	Class I	14,214	1,098	302,181	18,784	883

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

Assuming the acquisitions had been completed on January 1, 2021, the acquiring Fund’s unaudited pro forma results of operations (in thousands) for the period ended June 30, 2021, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL/Mellon International Index Fund*	17,486	622,553	(395,119)	244,920
*Includes the impact of a tax-free exchange completed after the close of business on April 23, 2021.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed after the close of business on April 23, 2021, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Funds in the acquiring Fund’s Statement of Operations. The reorganizations do not result in recognition of taxable income, gain or loss to the Contract Owners for U.S. federal income tax purposes.

NOTE 11. INCOME TAX MATTERS

The Funds listed below are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is treated as a separate entity for federal income tax purposes.

JNL/American Funds Balanced Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/American Funds Bond Fund of America Fund	JNL/Franklin Templeton Income Fund
JNL/American Funds Capital Income Builder Fund	JNL/Goldman Sachs 4 Fund
JNL/American Funds Capital World Bond Fund	JNL/GQG Emerging Markets Equity Fund
JNL/American Funds Global Growth Fund	JNL/Invesco Diversified Dividend Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Invesco Global Growth Fund
JNL/American Funds Growth Fund	JNL/Invesco Small Cap Growth Fund
JNL/American Funds Growth-Income Fund	JNL/JPMorgan Global Allocation Fund
JNL/American Funds International Fund	JNL/JPMorgan MidCap Growth Fund
JNL/American Funds New World Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/American Funds Washington Mutual Investors Fund	JNL/JPMorgan U.S. Value Fund
JNL/Mellon Bond Index Fund	JNL/Mellon Communication Services Sector Fund
JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Small Cap Index Fund	JNL/Mellon Consumer Staples Sector Fund
JNL Aggressive Growth Allocation Fund	JNL/Mellon Dow Index Fund
JNL Conservative Allocation Fund	JNL/Mellon Energy Sector Fund
JNL Growth Allocation Fund	JNL/Mellon Equity Income Fund
JNL Moderate Allocation Fund	JNL/Mellon Financial Sector Fund
JNL Moderate Growth Allocation Fund	JNL/Mellon Healthcare Sector Fund
JNL/American Funds Growth Allocation Fund	JNL/Mellon Industrials Sector Fund
JNL/American Funds Moderate Growth Allocation Fund	JNL/Mellon Information Technology Sector Fund
JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Mellon Materials Sector Fund
JNL/Goldman Sachs Managed Conservative Fund	JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Goldman Sachs Managed Growth Fund	JNL/Mellon Nasdaq 100 Index Fund
JNL/Goldman Sachs Managed Moderate Fund	JNL/Mellon Real Estate Sector Fund
JNL/Goldman Sachs Managed Moderate Growth Fund	JNL/Mellon S&P 500 Index Fund
JNL/Vanguard Growth ETF Allocation Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Vanguard Moderate ETF Allocation Fund	JNL/Mellon Utilities Sector Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL/MFS Mid Cap Value Fund
JNL Bond Index Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL Mid Cap Index Fund	JNL/Neuberger Berman Strategic Income Fund
JNL Multi-Manager Alternative Fund	JNL/PIMCO Income Fund
JNL Multi-Manager Mid Cap Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/PIMCO Real Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/PPM America Floating Rate Income Fund
JNL S&P 500 Index Fund	JNL/PPM America High Yield Bond Fund
JNL Small Cap Index Fund	JNL/PPM America Total Return Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/RAFI Multi-Factor U.S. Equity Fund
JNL/BlackRock Global Allocation Fund	JNL/T. Rowe Price Balanced Fund
JNL/BlackRock Global Natural Resources Fund	JNL/T. Rowe Price Capital Appreciation Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/T. Rowe Price Established Growth Fund

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

JNL/ClearBridge Large Cap Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/DFA U.S. Core Equity Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/DFA U.S. Small Cap Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/DoubleLine Core Fixed Income Fund	JNL/T. Rowe Price Value Fund
JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/Westchester Capital Event Driven Fund
JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/WMC Balanced Fund
JNL/DoubleLine Total Return Fund	JNL/WMC Equity Income Fund
JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/WMC Global Real Estate Fund
JNL/First Sentier Global Infrastructure Fund	JNL/WMC Value Fund

Each Fund, except those that are treated as a partnership for federal income tax purposes, is treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to continue to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. These Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

Reporting as a Consolidated Fund is not recognized for federal income tax purposes. The Subsidiary is classified as a controlled foreign corporation ("CFC") under the Internal Revenue Code of 1986 and its taxable income is calculated separately from the relevant Consolidated Fund's taxable income. Net losses of the Subsidiaries may not be deductible by the Funds either in the current period or future periods.

The following information for Funds treated as RICs is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2020, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL Multi-Manager Emerging Markets Equity Fund	35,492	147,088	182,580
JNL/Causeway International Value Select Fund	6,938	202,411	209,349
JNL/Franklin Templeton Global Multisector Bond Fund	51,461	126,799	178,260
JNL/Harris Oakmark Global Equity Fund	—	63,690	63,690
JNL/Heitman U.S. Focused Real Estate Fund	7,783	707	8,490
JNL/JPMorgan Hedged Equity Fund	19,576	11,828	31,404
JNL/Loomis Sayles Global Growth Fund	10,472	79,325	89,797
JNL/Mellon Emerging Markets Index Fund	16,304	654	16,958
JNL/Mellon International Index Fund	—	1,786	1,786

As of June 30, 2021, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon Emerging Markets Index Fund	1,208,653	10,720	(23,529)	(12,809)
JNL/Mellon International Index Fund	2,718,229	7,784	(60,564)	(52,780)
JNL iShares Tactical Growth Fund	323,496	66,471	(540)	65,931
JNL iShares Tactical Moderate Fund	210,417	21,486	(653)	20,833
JNL iShares Tactical Moderate Growth Fund	328,118	62,035	(659)	61,376
JNL Emerging Markets Index Fund	1,062,626	194,204	(59,525)	134,679
JNL International Index Fund	2,198,946	649,184	(170,937)	478,247
JNL Multi-Manager Emerging Markets Equity Fund	1,420,780	449,971	(47,945)	402,026
JNL Multi-Manager International Small Cap Fund	817,720	112,438	(40,566)	71,872
JNL/Baillie Gifford International Growth Fund	1,402,652	94,622	(68,371)	26,251
JNL/BlackRock Advantage International Fund	49,746	4,241	(1,291)	2,950
JNL/Causeway International Value Select Fund	1,272,001	226,795	(44,861)	181,934
JNL/DFA International Core Equity Fund	73,299	10,925	(3,189)	7,736
JNL/Franklin Templeton Global Multisector Bond Fund	643,184	11,562	(131,310)	(119,748)
JNL/Harris Oakmark Global Equity Fund	776,536	195,566	(23,991)	171,575

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Heitman U.S. Focused Real Estate Fund	231,122	41,135	(1,386)	39,749
JNL/Invesco International Growth Fund	911,645	286,051	(13,059)	272,992
JNL/JPMorgan Hedged Equity Fund	421,870	151,469	(2,329)	149,140
JNL/Lazard International Strategic Equity Fund	376,672	93,620	(2,848)	90,772
JNL/Loomis Sayles Global Growth Fund	689,374	305,908	(5,001)	300,907
JNL/Lord Abbett Short Duration Income Fund	759,608	5,083	(862)	4,221
JNL/Mellon World Index Fund	272,657	146,526	(15,717)	130,809
JNL/Morningstar PitchBook Listed Private Equity Index Fund	5,446	316	(91)	225
JNL/Morningstar Wide Moat Index Fund	867,567	157,233	(5,276)	151,957
JNL/WCM Focused International Equity Fund	1,334,553	975,267	(6,805)	968,462
JNL/WMC Government Money Market Fund	1,956,300	10	(11)	(1)

As of June 30, 2021, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives held in Funds treated as RICs were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Emerging Markets Index Fund
Futures/Futures Options Contracts	54	—	—	—
JNL International Index Fund
Futures/Futures Options Contracts	(164)	—	(70)	(70)
Forward Foreign Currency Contracts	(339)	—	—	—
JNL Multi-Manager Emerging Markets Equity Fund
Forward Foreign Currency Contracts	1	—	—	—
JNL/BlackRock Advantage International Fund
Futures/Futures Options Contracts	(5)	—	—	—
JNL/DFA International Core Equity Fund
Futures/Futures Options Contracts	4	—	—	—
JNL/Franklin Templeton Global Multisector Bond Fund
Forward Foreign Currency Contracts	(2,742)	6,053	(6,083)	(30)
JNL/Harris Oakmark Global Equity Fund
Forward Foreign Currency Contracts	405	—	—	—
JNL/JPMorgan Hedged Equity Fund
Futures/Futures Options Contracts	16	(1)	—	(1)
Purchased Options	9,011	—	—	—
Written Options	(8,581)	—	—	—
JNL/Lord Abbett Short Duration Income Fund
Futures/Futures Options Contracts	(64)	—	—	—
JNL/Mellon World Index Fund
Futures/Futures Options Contracts	19	10	(13)	(3)
Forward Foreign Currency Contracts	(20)	—	—	—
JNL/Morningstar Wide Moat Index Fund
Futures/Futures Options Contracts	67	—	—	—

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds' fiscal year ended December 31, 2020 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain ($)	Return of Capital($)
JNL iShares Tactical Growth Fund	6,239	13,915	—
JNL iShares Tactical Moderate Fund	3,849	5,351	—
JNL iShares Tactical Moderate Growth Fund	7,177	14,388	—
JNL Multi-Manager Emerging Markets Equity Fund	19,883	—	—
JNL Multi-Manager International Small Cap Fund	5,605	—	—
JNL/BlackRock Advantage International Fund	131	—	—
JNL/Causeway International Value Select Fund	52,796	—	—
JNL/DFA International Core Equity Fund	685	—	—
JNL/Franklin Templeton Global Multisector Bond Fund	87,422	—	—
JNL/Harris Oakmark Global Equity Fund	23,263	—	—
JNL/Heitman U.S. Focused Real Estate Fund	19,503	1,015	—
JNL/Invesco International Growth Fund	22,867	18,647	—
JNL/JPMorgan Hedged Equity Fund	2,218	—	—
JNL/Lazard International Strategic Equity Fund	3,146	—	—
JNL/Loomis Sayles Global Growth Fund	3,473	1,950	—
JNL/Mellon Emerging Markets Index Fund	32,849	—	—
JNL/Mellon International Index Fund	56,394	15,881	—
JNL/Mellon World Index Fund	7,085	1,594	—
JNL/Morningstar Wide Moat Index Fund	50,306	10,663	—
JNL/WCM Focused International Equity Fund	6,574	39,931	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2021

	Net Ordinary Income*($)	Long-term Capital Gain ($)	Return of Capital($)
JNL/WMC Government Money Market Fund	4,138	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2017, 2018, 2019 and 2020, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2021.

NOTE 12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financials statements or disclosure in the Notes to Financial Statements.

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2021
Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)†
JNL/American Funds Balanced Fund
Class A	0.62	1,000.00	1,099.00	3.23	1,000.00	1,021.72	3.11
Class I	0.32	1,000.00	1,100.60	1.67	1,000.00	1,023.21	1.61
JNL/American Funds Bond Fund of America Fund
Class A*	0.61	1,000.00	1,007.00	1.11	1,000.00	1,021.77	3.06
Class I*	0.31	1,000.00	1,007.00	0.56	1,000.00	1,023.26	1.56
JNL/American Funds Capital Income Builder Fund
Class A	0.68	1,000.00	1,094.90	3.53	1,000.00	1,021.42	3.41
Class I	0.38	1,000.00	1,096.70	1.98	1,000.00	1,022.91	1.91
JNL/American Funds Capital World Bond Fund
Class A	0.57	1,000.00	965.30	2.78	1,000.00	1,021.97	2.86
Class I	0.27	1,000.00	966.60	1.32	1,000.00	1,023.46	1.35
JNL/American Funds Global Growth Fund
Class A	0.55	1,000.00	1,114.50	2.88	1,000.00	1,022.07	2.76
Class I	0.25	1,000.00	1,116.20	1.31	1,000.00	1,023.55	1.25
JNL/American Funds Global Small Capitalization Fund
Class A	0.55	1,000.00	1,105.70	2.87	1,000.00	1,022.07	2.76
Class I	0.25	1,000.00	1,107.20	1.31	1,000.00	1,023.55	1.25
JNL/American Funds Growth Fund
Class A	0.56	1,000.00	1,127.10	2.95	1,000.00	1,022.02	2.81
Class I	0.26	1,000.00	1,128.60	1.37	1,000.00	1,023.51	1.30
JNL/American Funds Growth-Income Fund
Class A	0.64	1,000.00	1,139.40	3.39	1,000.00	1,021.62	3.21
Class I	0.34	1,000.00	1,141.10	1.80	1,000.00	1,023.11	1.71
JNL/American Funds International Fund
Class A	0.63	1,000.00	1,043.80	3.19	1,000.00	1,021.67	3.16
Class I	0.33	1,000.00	1,045.20	1.67	1,000.00	1,023.16	1.66
JNL/American Funds New World Fund
Class A	0.68	1,000.00	1,098.20	3.54	1,000.00	1,021.42	3.41
Class I	0.38	1,000.00	1,099.90	1.98	1,000.00	1,022.91	1.91
JNL/American Funds Washington Mutual Investors Fund
Class A	0.61	1,000.00	1,148.10	3.25	1,000.00	1,021.77	3.06
Class I	0.31	1,000.00	1,149.60	1.65	1,000.00	1,023.26	1.56
JNL/Mellon Bond Index Fund
Class A	0.53	1,000.00	981.40	2.60	1,000.00	1,022.17	2.66
Class I	0.26	1,000.00	984.40	1.28	1,000.00	1,023.51	1.30

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)††
JNL/Mellon Emerging Markets Index Fund
Class A	0.67	1,000.00	1,067.00	3.43	1,000.00	1,021.47	3.36
Class I	0.32	1,000.00	1,068.90	1.64	1,000.00	1,023.21	1.61
JNL/Mellon International Index Fund
Class A	0.57	1,000.00	1,082.90	2.94	1,000.00	1,021.97	2.86
Class I	0.32	1,000.00	1,084.40	1.65	1,000.00	1,023.21	1.61
JNL/Mellon S&P 400 MidCap Index Fund
Class A	0.52	1,000.00	1,172.40	2.80	1,000.00	1,022.22	2.61
Class I	0.25	1,000.00	1,174.50	1.35	1,000.00	1,023.55	1.25
JNL/Mellon Small Cap Index Fund
Class A	0.53	1,000.00	1,232.50	2.93	1,000.00	1,022.17	2.66
Class I	0.26	1,000.00	1,234.60	1.44	1,000.00	1,023.51	1.30
JNL Aggressive Growth Allocation Fund
Class A	0.45	1,000.00	1,129.50	2.38	1,000.00	1,022.56	2.26
Class I	0.15	1,000.00	1,130.60	0.79	1,000.00	1,024.05	0.75
JNL Conservative Allocation Fund
Class A	0.47	1,000.00	1,029.50	2.37	1,000.00	1,022.46	2.36
Class I	0.17	1,000.00	1,031.40	0.86	1,000.00	1,023.95	0.85
JNL Growth Allocation Fund
Class A	0.44	1,000.00	1,109.20	2.30	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	1,111.50	0.73	1,000.00	1,024.10	0.70
JNL Moderate Allocation Fund
Class A	0.44	1,000.00	1,058.40	2.25	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	1,060.30	0.72	1,000.00	1,024.10	0.70
JNL Moderate Growth Allocation Fund
Class A	0.44	1,000.00	1,078.80	2.27	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	1,080.30	0.72	1,000.00	1,024.10	0.70
JNL/American Funds Growth Allocation Fund
Class A	0.63	1,000.00	1,093.50	3.27	1,000.00	1,021.67	3.16
Class I	0.33	1,000.00	1,094.70	1.71	1,000.00	1,023.16	1.66
JNL/American Funds Moderate Growth Allocation Fund
Class A	0.64	1,000.00	1,066.70	3.28	1,000.00	1,021.62	3.21
Class I	0.34	1,000.00	1,068.60	1.74	1,000.00	1,023.11	1.71
JNL/Goldman Sachs Managed Aggressive Growth Fund
Class A	0.44	1,000.00	1,115.40	2.31	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	1,117.10	0.73	1,000.00	1,024.10	0.70

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)†
JNL/Goldman Sachs Managed Conservative Fund
Class A	0.46	1,000.00	1,027.80	2.31	1,000.00	1,022.51	2.31
Class I	0.16	1,000.00	1,029.50	0.81	1,000.00	1,024.00	0.80
JNL/Goldman Sachs Managed Growth Fund
Class A	0.43	1,000.00	1,102.30	2.24	1,000.00	1,022.66	2.16
Class I	0.13	1,000.00	1,104.00	0.68	1,000.00	1,024.15	0.65
JNL/Goldman Sachs Managed Moderate Fund
Class A	0.44	1,000.00	1,049.40	2.24	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	1,051.00	0.71	1,000.00	1,024.10	0.70
JNL/Goldman Sachs Managed Moderate Growth Fund
Class A	0.43	1,000.00	1,078.00	2.22	1,000.00	1,022.66	2.16
Class I	0.13	1,000.00	1,079.80	0.67	1,000.00	1,024.15	0.65
JNL iShares Tactical Growth Fund
Class A	0.65	1,000.00	1,103.90	3.39	1,000.00	1,021.57	3.26
Class I	0.35	1,000.00	1,105.50	1.83	1,000.00	1,023.06	1.76
JNL iShares Tactical Moderate Fund
Class A	0.66	1,000.00	1,051.50	3.36	1,000.00	1,021.52	3.31
Class I	0.36	1,000.00	1,053.60	1.83	1,000.00	1,023.01	1.81
JNL iShares Tactical Moderate Growth Fund
Class A	0.65	1,000.00	1,077.80	3.35	1,000.00	1,021.57	3.26
Class I	0.35	1,000.00	1,079.00	1.80	1,000.00	1,023.06	1.76
JNL/Vanguard Growth ETF Allocation Fund
Class A	0.66	1,000.00	1,100.10	3.44	1,000.00	1,021.52	3.31
Class I	0.24	1,000.00	1,103.10	1.25	1,000.00	1,023.60	1.20
JNL/Vanguard Moderate ETF Allocation Fund
Class A	0.66	1,000.00	1,046.00	3.35	1,000.00	1,021.52	3.31
Class I	0.23	1,000.00	1,048.60	1.17	1,000.00	1,023.65	1.15
JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A	0.65	1,000.00	1,072.70	3.34	1,000.00	1,021.57	3.26
Class I	0.23	1,000.00	1,075.50	1.18	1,000.00	1,023.65	1.15
JNL Bond Index Fund
Class I*	0.11	1,000.00	1,008.00	0.20	1,000.00	1,024.25	0.55
JNL Emerging Markets Index Fund
Class I*	0.19	1,000.00	1,014.00	0.35	1,000.00	1,023.85	0.95

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)†
JNL International Index Fund
Class I*	0.13	1,000.00	1,006.00	0.24	1,000.00	1,024.15	0.65
JNL Mid Cap Index Fund
Class I*	0.13	1,000.00	984.00	0.23	1,000.00	1,024.15	0.65
JNL Small Cap Index Fund
Class I*	0.10	1,000.00	1,021.00	0.18	1,000.00	1,024.30	0.50
JNL Multi-Manager Alternative Fund
Class A	2.03	1,000.00	1,035.70	10.25	1,000.00	1,014.73	10.14
Class I	1.72	1,000.00	1,036.20	8.68	1,000.00	1,016.27	8.60
JNL Multi-Manager Emerging Markets Equity Fund
Class A	1.23	1,000.00	1,084.10	6.36	1,000.00	1,018.70	6.16
Class I	0.93	1,000.00	1,085.50	4.81	1,000.00	1,020.18	4.66
JNL Multi-Manager International Small Cap Fund
Class A	1.26	1,000.00	1,129.40	6.65	1,000.00	1,018.55	6.31
Class I	0.90	1,000.00	1,130.80	4.75	1,000.00	1,020.33	4.51
JNL Multi-Manager Mid Cap Fund
Class A	1.08	1,000.00	1,151.40	5.76	1,000.00	1,019.44	5.41
Class I	0.78	1,000.00	1,152.70	4.16	1,000.00	1,020.93	3.91
JNL Multi-Manager Small Cap Growth Fund
Class A	0.97	1,000.00	1,084.20	5.01	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	1,085.60	3.46	1,000.00	1,021.47	3.36
JNL Multi-Manager Small Cap Value Fund
Class A	1.08	1,000.00	1,179.40	5.84	1,000.00	1,019.44	5.41
Class I	0.78	1,000.00	1,180.70	4.22	1,000.00	1,020.93	3.91
JNL S&P 500 Index Fund
Class I	0.09	1,000.00	1,151.80	0.48	1,000.00	1,024.35	0.45
JNL/AQR Large Cap Defensive Style Fund
Class A	0.87	1,000.00	1,110.40	4.55	1,000.00	1,020.48	4.36
Class I	0.57	1,000.00	1,111.60	2.98	1,000.00	1,021.97	2.86
JNL/Baillie Gifford International Growth Fund
Class A	0.73	1,000.00	1,055.60	3.72	1,000.00	1,021.17	3.66
Class I	0.44	1,000.00	1,057.20	2.24	1,000.00	1,022.61	2.21

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)†
JNL/Baillie Gifford U.S. Equity Growth Fund
Class A*	0.95	1,000.00	1,057.00	1.77	1,000.00	1,020.08	4.76
Class I*	0.65	1,000.00	1,058.00	1.21	1,000.00	1,021.57	3.26
JNL/BlackRock Advantage International Fund
Class A	1.00	1,000.00	1,099.00	5.20	1,000.00	1,019.84	5.01
Class I	0.70	1,000.00	1,100.50	3.65	1,000.00	1,021.32	3.51
JNL/BlackRock Global Allocation Fund
Class A	1.03	1,000.00	1,064.80	5.27	1,000.00	1,019.69	5.16
Class I	0.73	1,000.00	1,066.40	3.74	1,000.00	1,021.17	3.66
JNL/BlackRock Global Natural Resources Fund
Class A	0.99	1,000.00	1,221.20	5.45	1,000.00	1,019.89	4.96
Class I	0.69	1,000.00	1,222.70	3.80	1,000.00	1,021.37	3.46
JNL/BlackRock Large Cap Select Growth Fund
Class A	0.86	1,000.00	1,129.00	4.54	1,000.00	1,020.53	4.31
Class I	0.56	1,000.00	1,130.50	2.96	1,000.00	1,022.02	2.81
JNL/Causeway International Value Select Fund
Class A	0.97	1,000.00	1,083.50	5.01	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	1,085.50	3.46	1,000.00	1,021.47	3.36
JNL/ClearBridge Large Cap Growth Fund
Class A	0.94	1,000.00	1,112.30	4.92	1,000.00	1,020.13	4.71
Class I	0.64	1,000.00	1,114.00	3.35	1,000.00	1,021.62	3.21
JNL/DFA International Core Equity Fund
Class A	0.91	1,000.00	1,103.50	4.75	1,000.00	1,020.28	4.56
Class I	0.56	1,000.00	1,105.50	2.92	1,000.00	1,022.02	2.81
JNL/DFA U.S. Core Equity Fund
Class A	0.80	1,000.00	1,169.30	4.30	1,000.00	1,020.83	4.01
Class I	0.45	1,000.00	1,171.60	2.42	1,000.00	1,022.56	2.26
JNL/DFA U.S. Small Cap Fund
Class A	1.01	1,000.00	1,239.30	5.61	1,000.00	1,019.79	5.06
Class I	0.66	1,000.00	1,241.70	3.67	1,000.00	1,021.52	3.31
JNL/DoubleLine Core Fixed Income Fund
Class A	0.77	1,000.00	997.10	3.81	1,000.00	1,020.98	3.86
Class I	0.47	1,000.00	999.30	2.33	1,000.00	1,022.46	2.36
JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A	1.07	1,000.00	1,013.90	5.34	1,000.00	1,019.49	5.36
Class I	0.77	1,000.00	1,014.90	3.85	1,000.00	1,020.98	3.86

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)††
JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A	1.00	1,000.00	1,155.90	5.35	1,000.00	1,019.84	5.01
Class I	0.70	1,000.00	1,157.80	3.75	1,000.00	1,021.32	3.51
JNL/DoubleLine Total Return Fund
Class A	0.82	1,000.00	999.10	4.06	1,000.00	1,020.73	4.11
Class I	0.52	1,000.00	1,000.90	2.58	1,000.00	1,022.22	2.61
JNL/Fidelity Institutional Asset Management Total Bond Fund
Class A	0.78	1,000.00	990.80	3.85	1,000.00	1,020.93	3.91
Class I	0.48	1,000.00	992.50	2.37	1,000.00	1,022.41	2.41
JNL/First Sentier Global Infrastructure Fund
Class A	1.15	1,000.00	1,069.30	5.90	1,000.00	1,019.09	5.76
Class I	0.85	1,000.00	1,071.10	4.36	1,000.00	1,020.58	4.26
JNL/Franklin Templeton Global Multisector Bond Fund
Class A	1.07	1,000.00	988.50	5.28	1,000.00	1,019.49	5.36
Class I	0.77	1,000.00	989.90	3.80	1,000.00	1,020.98	3.86
JNL/Franklin Templeton Growth Allocation Fund
Class A	1.00	1,000.00	1,095.40	5.20	1,000.00	1,019.84	5.01
Class I	0.70	1,000.00	1,097.40	3.64	1,000.00	1,021.32	3.51
JNL/Franklin Templeton Income Fund
Class A	0.93	1,000.00	1,094.50	4.83	1,000.00	1,020.18	4.66
Class I	0.63	1,000.00	1,096.70	3.28	1,000.00	1,021.67	3.16
JNL/Goldman Sachs 4 Fund
Class A	0.48	1,000.00	1,212.80	2.63	1,000.00	1,022.41	2.41
Class I	0.18	1,000.00	1,214.30	0.99	1,000.00	1,023.90	0.90
JNL/GQG Emerging Markets Equity Fund
Class A	1.36	1,000.00	1,046.00	6.90	1,000.00	1,018.05	6.80
Class I	1.06	1,000.00	1,046.90	5.38	1,000.00	1,019.54	5.31
JNL/Harris Oakmark Global Equity Fund
Class A	1.14	1,000.00	1,173.40	6.14	1,000.00	1,019.14	5.71
Class I	0.84	1,000.00	1,174.80	4.53	1,000.00	1,020.63	4.21
JNL/Heitman U.S. Focused Real Estate Fund
Class A	1.10	1,000.00	1,242.20	6.12	1,000.00	1,019.34	5.51
Class I	0.80	1,000.00	1,244.80	4.45	1,000.00	1,020.83	4.01
JNL/Invesco Diversified Dividend Fund
Class A	0.98	1,000.00	1,129.50	5.17	1,000.00	1,019.93	4.91
Class I	0.68	1,000.00	1,131.70	3.59	1,000.00	1,021.42	3.41

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)††
JNL/Invesco Global Growth Fund
Class A	0.96	1,000.00	1,116.30	5.04	1,000.00	1,020.03	4.81
Class I	0.66	1,000.00	1,117.80	3.47	1,000.00	1,021.52	3.31
JNL/Invesco International Growth Fund
Class A	0.98	1,000.00	1,065.60	5.02	1,000.00	1,019.93	4.91
Class I	0.68	1,000.00	1,067.30	3.49	1,000.00	1,021.42	3.41
JNL/Invesco Small Cap Growth Fund
Class A	1.05	1,000.00	1,089.40	5.44	1,000.00	1,019.59	5.26
Class I	0.75	1,000.00	1,090.70	3.89	1,000.00	1,021.08	3.76
JNL/JPMorgan Global Allocation Fund
Class A	1.06	1,000.00	1,057.80	5.41	1,000.00	1,019.54	5.31
Class I	0.76	1,000.00	1,059.50	3.88	1,000.00	1,021.03	3.81
JNL/JPMorgan Hedged Equity Fund
Class A	0.97	1,000.00	1,085.80	5.02	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	1,087.00	3.47	1,000.00	1,021.47	3.36
JNL/JPMorgan MidCap Growth Fund
Class A	0.88	1,000.00	1,087.70	4.56	1,000.00	1,020.43	4.41
Class I	0.58	1,000.00	1,089.30	3.00	1,000.00	1,021.92	2.91
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	0.68	1,000.00	982.70	3.34	1,000.00	1,021.42	3.41
Class I	0.38	1,000.00	984.30	1.87	1,000.00	1,022.91	1.91
JNL/JPMorgan U.S. Value Fund
Class A	0.90	1,000.00	1,191.60	4.89	1,000.00	1,020.33	4.51
Class I	0.60	1,000.00	1,194.40	3.26	1,000.00	1,021.82	3.01
JNL/Lazard International Strategic Equity Fund
Class A	1.15	1,000.00	1,074.60	5.92	1,000.00	1,019.09	5.76
Class I	0.85	1,000.00	1,076.30	4.38	1,000.00	1,020.58	4.26
JNL/Loomis Sayles Global Growth Fund
Class A	1.01	1,000.00	1,100.20	5.26	1,000.00	1,019.79	5.06
Class I	0.71	1,000.00	1,101.30	3.70	1,000.00	1,021.27	3.56
JNL/Lord Abbett Short Duration Income Fund
Class A	0.80	1,000.00	1,006.70	3.98	1,000.00	1,020.83	4.01
Class I	0.50	1,000.00	1,007.60	2.49	1,000.00	1,022.32	2.51
JNL/Mellon Communication Services Sector Fund
Class A	0.66	1,000.00	1,191.20	3.59	1,000.00	1,021.52	3.31
Class I	0.31	1,000.00	1,192.80	1.69	1,000.00	1,023.26	1.56

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)††
JNL/Mellon Consumer Discretionary Sector Fund
Class A	0.64	1,000.00	1,107.00	3.34	1,000.00	1,021.62	3.21
Class I	0.29	1,000.00	1,108.60	1.52	1,000.00	1,023.36	1.45
JNL/Mellon Consumer Staples Sector Fund
Class A	0.66	1,000.00	1,058.00	3.37	1,000.00	1,021.52	3.31
Class I	0.31	1,000.00	1,059.60	1.58	1,000.00	1,023.26	1.56
JNL/Mellon Dow Index Fund
Class A	0.65	1,000.00	1,134.40	3.44	1,000.00	1,021.57	3.26
Class I	0.30	1,000.00	1,136.20	1.59	1,000.00	1,023.31	1.51
JNL/Mellon Energy Sector Fund
Class A	0.64	1,000.00	1,463.40	3.91	1,000.00	1,021.62	3.21
Class I	0.29	1,000.00	1,465.00	1.77	1,000.00	1,023.36	1.45
JNL/Mellon Equity Income Fund
Class A	0.90	1,000.00	1,209.80	4.93	1,000.00	1,020.33	4.51
Class I	0.60	1,000.00	1,211.70	3.29	1,000.00	1,021.82	3.01
JNL/Mellon Financial Sector Fund
Class A	0.64	1,000.00	1,247.10	3.57	1,000.00	1,021.62	3.21
Class I	0.29	1,000.00	1,249.30	1.62	1,000.00	1,023.36	1.45
JNL/Mellon Healthcare Sector Fund
Class A	0.63	1,000.00	1,107.40	3.29	1,000.00	1,021.67	3.16
Class I	0.28	1,000.00	1,109.20	1.46	1,000.00	1,023.41	1.40
JNL/Mellon Industrials Sector Fund
Class A	0.67	1,000.00	1,157.30	3.58	1,000.00	1,021.47	3.36
Class I	0.32	1,000.00	1,160.10	1.71	1,000.00	1,023.21	1.61
JNL/Mellon Information Technology Sector Fund
Class A	0.62	1,000.00	1,128.20	3.27	1,000.00	1,021.72	3.11
Class I	0.27	1,000.00	1,130.10	1.43	1,000.00	1,023.46	1.35
JNL/Mellon Materials Sector Fund
Class A	0.67	1,000.00	1,154.60	3.58	1,000.00	1,021.47	3.36
Class I	0.32	1,000.00	1,156.00	1.71	1,000.00	1,023.21	1.61
JNL/Mellon MSCI KLD 400 Social Index Fund
Class A	0.75	1,000.00	1,161.30	4.02	1,000.00	1,021.08	3.76
Class I	0.40	1,000.00	1,163.50	2.15	1,000.00	1,022.81	2.01
JNL/Mellon Nasdaq 100 Index Fund
Class A	0.65	1,000.00	1,129.80	3.43	1,000.00	1,021.57	3.26
Class I	0.30	1,000.00	1,132.00	1.59	1,000.00	1,023.31	1.51

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)††
JNL/Mellon Real Estate Sector Fund
Class A	0.67	1,000.00	1,203.60	3.66	1,000.00	1,021.47	3.36
Class I	0.32	1,000.00	1,206.40	1.75	1,000.00	1,023.21	1.61
JNL/Mellon S&P 500 Index Fund
Class A	0.52	1,000.00	1,149.90	2.77	1,000.00	1,022.22	2.61
Class I	0.22	1,000.00	1,151.60	1.17	1,000.00	1,023.70	1.10
JNL/Mellon U.S. Stock Market Index Fund
Class A	0.63	1,000.00	1,147.00	3.35	1,000.00	1,021.67	3.16
Class I	0.31	1,000.00	1,147.90	1.65	1,000.00	1,023.26	1.56
JNL/Mellon Utilities Sector Fund
Class A	0.66	1,000.00	1,021.90	3.31	1,000.00	1,021.52	3.31
Class I	0.31	1,000.00	1,023.60	1.56	1,000.00	1,023.26	1.56
JNL/Mellon World Index Fund
Class A	0.66	1,000.00	1,127.30	3.48	1,000.00	1,021.52	3.31
Class I	0.31	1,000.00	1,129.30	1.64	1,000.00	1,023.26	1.56
JNL/MFS Mid Cap Value Fund
Class A	0.95	1,000.00	1,189.20	5.16	1,000.00	1,020.08	4.76
Class I	0.65	1,000.00	1,190.30	3.53	1,000.00	1,021.57	3.26
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Class A*	0.71	1,000.00	1,053.00	1.32	1,000.00	1,021.27	3.56
Class I*	0.41	1,000.00	1,053.00	0.76	1,000.00	1,022.76	2.06
JNL/Morningstar Wide Moat Index Fund
Class A	0.77	1,000.00	1,192.70	4.19	1,000.00	1,020.98	3.86
Class I	0.47	1,000.00	1,195.30	2.56	1,000.00	1,022.46	2.36
JNL/Neuberger Berman Commodity Strategy Fund
Class A	0.90	1,000.00	1,226.00	4.97	1,000.00	1,020.33	4.51
Class I	0.66	1,000.00	1,228.20	3.65	1,000.00	1,021.52	3.31
JNL/Neuberger Berman Strategic Income Fund
Class A	0.93	1,000.00	1,023.20	4.67	1,000.00	1,020.18	4.66
Class I	0.63	1,000.00	1,025.40	3.16	1,000.00	1,021.67	3.16
JNL/PIMCO Income Fund
Class A	0.93	1,000.00	1,014.50	4.65	1,000.00	1,020.18	4.66
Class I	0.63	1,000.00	1,015.30	3.15	1,000.00	1,021.67	3.16
JNL/PIMCO Investment Grade Credit Bond Fund
Class A	0.73	1,000.00	988.20	3.60	1,000.00	1,021.17	3.66
Class I	0.43	1,000.00	989.70	2.12	1,000.00	1,022.66	2.16

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)††
JNL/PIMCO Real Return Fund
Class A	0.81	1,000.00	1,019.70	4.06	1,000.00	1,020.78	4.06
Class I	0.51	1,000.00	1,021.90	2.56	1,000.00	1,022.27	2.56
JNL/PPM America Floating Rate Income Fund
Class A	0.93	1,000.00	1,023.70	4.67	1,000.00	1,020.18	4.66
Class I	0.63	1,000.00	1,025.30	3.16	1,000.00	1,021.67	3.16
JNL/PPM America High Yield Bond Fund
Class A	0.74	1,000.00	1,041.80	3.75	1,000.00	1,021.12	3.71
Class I	0.44	1,000.00	1,043.60	2.23	1,000.00	1,022.61	2.21
JNL/PPM America Total Return Fund
Class A	0.78	1,000.00	990.00	3.85	1,000.00	1,020.93	3.91
Class I	0.48	1,000.00	991.40	2.37	1,000.00	1,022.41	2.41
JNL/RAFI Fundamental U.S. Small Cap Fund
Class A	0.67	1,000.00	1,236.50	3.72	1,000.00	1,021.47	3.36
Class I	0.32	1,000.00	1,240.40	1.78	1,000.00	1,023.21	1.61
JNL/RAFI Multi-Factor U.S. Equity Fund
Class A	0.67	1,000.00	1,170.80	3.61	1,000.00	1,021.47	3.36
Class I	0.37	1,000.00	1,172.50	1.99	1,000.00	1,022.96	1.86
JNL/T. Rowe Price Balanced Fund
Class A	1.01	1,000.00	1,083.30	5.22	1,000.00	1,019.79	5.06
Class I	0.71	1,000.00	1,085.20	3.67	1,000.00	1,021.27	3.56
JNL/T. Rowe Price Capital Appreciation Fund
Class A	0.96	1,000.00	1,096.90	4.99	1,000.00	1,020.03	4.81
Class I	0.66	1,000.00	1,098.00	3.43	1,000.00	1,021.52	3.31
JNL/T. Rowe Price Established Growth Fund
Class A	0.83	1,000.00	1,109.90	4.34	1,000.00	1,020.68	4.16
Class I	0.53	1,000.00	1,111.50	2.77	1,000.00	1,022.17	2.66
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	0.99	1,000.00	1,084.10	5.12	1,000.00	1,019.89	4.96
Class I	0.69	1,000.00	1,085.60	3.57	1,000.00	1,021.37	3.46
JNL/T. Rowe Price Short-Term Bond Fund
Class A	0.71	1,000.00	1,001.90	3.52	1,000.00	1,021.27	3.56
Class I	0.41	1,000.00	1,003.70	2.04	1,000.00	1,022.76	2.06
JNL/T. Rowe Price U.S. High Yield Fund
Class A	0.97	1,000.00	1,036.80	4.90	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	1,037.80	3.39	1,000.00	1,021.47	3.36

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/21($)	Ending Account Value 06/30/21($)	Expenses Paid During Period($)††
JNL/T. Rowe Price Value Fund
Class A	0.87	1,000.00	1,188.30	4.72	1,000.00	1,020.48	4.36
Class I	0.57	1,000.00	1,189.60	3.09	1,000.00	1,021.97	2.86
JNL/WCM Focused International Equity Fund
Class A	1.12	1,000.00	1,107.00	5.85	1,000.00	1,019.24	5.61
Class I	0.82	1,000.00	1,108.50	4.29	1,000.00	1,020.73	4.11
JNL/Westchester Capital Event Driven Fund
Class A	1.71	1,000.00	1,053.30	8.71	1,000.00	1,016.31	8.55
Class I	1.41	1,000.00	1,055.10	7.18	1,000.00	1,017.80	7.05
JNL/WMC Balanced Fund
Class A	0.71	1,000.00	1,097.70	3.69	1,000.00	1,021.27	3.56
Class I	0.41	1,000.00	1,099.40	2.13	1,000.00	1,022.76	2.06
JNL/WMC Equity Income Fund
Class A	0.71	1,000.00	1,153.90	3.79	1,000.00	1,021.27	3.56
Class I	0.41	1,000.00	1,155.30	2.19	1,000.00	1,022.76	2.06
JNL/WMC Global Real Estate Fund
Class A	1.05	1,000.00	1,152.70	5.60	1,000.00	1,019.59	5.26
Class I	0.75	1,000.00	1,154.60	4.01	1,000.00	1,021.08	3.76
JNL/WMC Government Money Market Fund
Class A	0.08	1,000.00	1,000.00	0.40	1,000.00	1,024.40	0.40
Class I	0.08	1,000.00	1,000.00	0.40	1,000.00	1,024.40	0.40
JNL/WMC Value Fund
Class A	0.78	1,000.00	1,169.80	4.20	1,000.00	1,020.93	3.91
Class I	0.48	1,000.00	1,171.50	2.58	1,000.00	1,022.41	2.41

† For Classes with at least 6-month’s operating history, expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period). For Classes with less than 6-month’s operating history, expenses paid during the period are equal to the annualized net expenses ratio, multiplied by the average account value over the period since inception, then multiplied by 65/365 (to reflect the period since the Class’ inception).

†† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

* Class has less than 6-month’s operating history and the amounts reported in Expenses Using Actual Fund Return are not comparable to Expenses Using Hypothetical 5% Return.

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2021, are available without charge (1) by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

JNL Series Trust

(the “Trust”)

Results of Special Meetings of Shareholders

Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to them as in the proxy statement or N-14, as applicable.

On March 15, 2021, a special meeting of shareholders of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

	FOR	AGAINST	ABSTAIN	TOTAL

Proposal:

 Shareholders of Funds listed on Appendix A: To approve new investment advisory agreements for each Fund listed on Appendix A with JNAM prompted by the IPO or the Demerger (the Demerger being a Change of Control Event).

JNL/American Funds® Balanced Fund	139,011,097.634	1,922,634.012	10,960,368.293	151,894,099.939
JNL/American Funds Blue Chip Income and Growth Fund	113,576,602.191	1,828,651.049	10,160,981.867	125,566,235.107
JNL/American Funds Capital Income Builder Fund	14,444,416.320	225,473.603	1,571,668.084	16,241,558.008
JNL/American Funds Capital World Bond Fund	36,864,107.394	1,194,279.632	3,289,686.168	41,348,073.194
JNL/American Funds Global Growth Fund	29,680,607.899	505,795.733	3,096,675.289	33,283,078.921
JNL/American Funds Global Small Capitalization Fund	37,063,814.243	915,549.893	3,271,511.629	41,250,875.765
JNL/American Funds Growth Fund	69,019,033.773	653,133.313	5,117,104.624	74,789,271.710
JNL/American Funds Growth-Income Fund	250,996,448.513	4,599,353.116	22,938,189.695	278,533,991.324
JNL/American Funds International Fund	99,564,877.690	1,666,585.509	9,096,642.279	110,328,105.478
JNL/American Funds New World Fund	84,621,580.391	1,823,273.034	7,101,842.490	93,546,695.915
JNL Multi-Manager Alternative Fund	86,384,900.610	1,439,619.484	6,893,811.822	94,718,331.916
JNL Multi-Manager Emerging Markets Equity Fund	131,320,558.410	3,207,652.352	12,489,302.689	147,017,513.452
JNL Multi-Manager International Small Cap Fund	21,490,510.710	22.479	1,319,443.257	22,809,976.446
JNL Multi-Manager Mid Cap Fund	69,951,232.991	939,288.201	9,819,618.004	80,710,139.196
JNL Multi-Manager Small Cap Growth Fund	59,894,695.773	1,206,124.411	6,220,881.882	67,321,702.066
JNL Multi-Manager Small Cap Value Fund	68,445,566.455	1,229,390.647	6,734,553.489	76,409,510.591
JNL iShares Tactical Moderate Fund	13,165,147.441	204,900.583	1,265,547.828	14,635,595.852
JNL iShares Tactical Moderate Growth Fund	20,292,025.412	274,832.399	1,371,989.395	21,938,847.206
JNL iShares Tactical Growth Fund	16,949,957.760	423,765.089	1,355,758.452	18,729,481.302
JNL/American Funds Moderate Growth Allocation Fund	129,083,099.348	2,083,533.558	12,823,034.654	143,989,667.560
JNL/American Funds Growth Allocation Fund	135,602,161.184	2,580,500.713	15,600,006.081	153,782,667.978
JNL/AQR Large Cap Defensive Style Fund	4,409,688.525	23,196.499	395,436.693	4,828,321.716
JNL/AQR Large Cap Relaxed Constraint Equity Fund	17,687,645.348	270,056.541	1,686,543.157	19,644,245.046
JNL/AQR Managed Futures Strategy Fund	9,144,137.991	191,078.977	754,066.432	10,089,283.401
JNL/BlackRock Advantage International Fund	2,730,974.762	57,649.372	572,386.499	3,361,010.633
JNL/BlackRock Global Allocation Fund	229,261,997.567	5,514,456.345	21,739,321.424	256,515,775.336
JNL/BlackRock Global Natural Resources Fund	71,675,321.256	1,538,271.863	7,149,292.228	80,362,885.347
JNL/BlackRock Large Cap Select Growth Fund	74,178,505.941	1,625,938.963	5,933,776.802	81,738,221.706
JNL/Boston Partners Global Long Short Equity Fund	3,793,757.973	13,655.881	248,261.492	4,055,675.346
JNL/Causeway International Value Select Fund	73,690,314.389	1,934,367.635	5,992,581.179	81,617,263.203
JNL/ClearBridge Large Cap Growth Fund	69,824,531.250	1,536,609.920	6,079,984.785	77,441,125.955
JNL/DFA Growth Allocation Fund	18,909,944.968	322,542.912	1,331,135.653	20,563,623.533
JNL/DFA Moderate Growth Allocation Fund	15,836,078.204	353,154.503	1,638,402.354	17,827,635.061
JNL/DFA International Core Equity Fund	8,598,790.016	168,191.261	883,043.294	9,650,024.571
JNL/DFA U.S. Core Equity Fund	63,984,094.998	1,129,061.610	4,532,219.346	69,645,375.954
JNL/DFA U.S. Small Cap Fund	20,398,486.546	322,946.991	2,560,775.467	23,282,209.004
JNL/DoubleLine ® Core Fixed Income Fund	244,427,087.928	4,191,309.083	23,968,385.490	272,586,782.501
JNL/DoubleLine ® Emerging Markets Fixed Income Fund	56,040,674.749	760,450.439	5,476,145.995	62,277,271.183
JNL/DoubleLine ® Shiller Enhanced CAPE® Fund	101,831,084.188	1,304,031.185	10,725,666.780	113,860,782.153
JNL/DoubleLine ® Total Return Fund	223,065,766.220	3,213,946.982	19,336,596.198	245,616,309.400
JNL/Fidelity Institutional Asset Management® Total Bond Fund	94,696,750.335	1,558,185.229	8,654,499.178	104,909,434.742
JNL/First State Global Infrastructure Fund	56,618,162.807	1,012,929.446	4,775,835.950	62,406,928.203

	FOR	AGAINST	ABSTAIN	TOTAL
JNL/Franklin Templeton Global Multisector Bond Fund	69,000,948.098	899,529.895	6,648,158.147	76,548,636.139
JNL/Franklin Templeton Growth Allocation Fund	61,577,257.802	1,153,342.787	7,390,632.120	70,121,232.709
JNL/Franklin Templeton Income Fund	113,761,934.440	1,585,965.071	13,066,119.915	128,414,019.426
JNL/Franklin Templeton International Small Cap Fund	50,745,128.159	1,142,535.153	3,530,755.824	55,418,419.136
JNL/GQG Emerging Markets Equity Fund	51,447,241.498	742,309.746	4,990,790.441	57,180,341.685
JNL/Harris Oakmark Global Equity Fund	57,646,922.944	1,159,382.123	5,589,881.164	64,396,186.232
JNL/Heitman U.S. Focused Real Estate Fund	17,901,090.950	197,181.824	1,781,662.570	19,879,935.344
JNL/Invesco Diversified Dividend Fund	87,831,843.699	843,874.517	8,059,207.179	96,734,925.395
JNL/Invesco Global Growth Fund	98,805,455.991	1,761,256.858	9,059,084.726	109,625,797.576
JNL/Invesco Global Real Estate Fund	84,769,422.578	1,881,603.534	8,075,843.014	94,726,869.126
JNL/Invesco International Growth Fund	67,842,260.039	1,471,481.867	6,652,179.351	75,965,921.257
JNL/Invesco Small Cap Growth Fund	54,419,318.286	951,559.603	5,392,105.128	60,762,983.017
JNL/JPMorgan Global Allocation Fund	95,649,146.582	1,321,103.050	8,715,747.288	105,685,996.920
JNL/JPMorgan Growth & Income Fund	82,831,655.339	791,920.553	7,158,313.392	90,781,889.284
JNL/JPMorgan Hedged Equity Fund	37,652,677.706	464,621.694	2,865,929.635	40,983,229.035
JNL/JPMorgan MidCap Growth Fund	55,217,119.248	1,047,894.341	4,573,782.722	60,838,796.311
JNL/JPMorgan U.S. Government & Quality Bond Fund	137,477,986.471	2,810,191.883	15,778,409.681	156,066,588.034
JNL/Lazard International Strategic Equity Fund	24,071,025.877	726,317.394	2,166,832.124	26,964,175.395
JNL/Loomis Sayles Global Growth Fund	53,445,834.125	746,758.058	6,570,869.325	60,763,461.508
JNL/Lord Abbett Short Duration Income Fund	28,219,933.048	103,072.839	3,106,598.082	31,429,603.969
JNL/Mellon Index 5 Fund	61,843,049.006	916,414.978	5,867,222.169	68,626,686.154
JNL/Mellon Emerging Markets Index Fund	79,379,019.781	1,739,213.470	7,407,196.281	88,525,429.532
JNL/Mellon Equity Income Fund	10,218,604.387	48,763.092	855,919.022	11,123,286.501
JNL/Mellon MSCI KLD 400 Social Index Fund	8,178,982.194	293,943.055	764,605.661	9,237,530.911
JNL/Mellon S&P 500 Index Fund	337,014,676.853	7,082,168.239	30,502,073.724	374,598,918.817
JNL/Mellon S&P 400 MidCap Index Fund	122,296,164.384	2,190,725.549	10,692,560.855	135,179,450.788
JNL/Mellon Small Cap Index Fund	110,973,620.217	1,876,977.706	10,564,035.861	123,414,633.784
JNL/Mellon International Index Fund	107,590,979.175	2,311,156.372	10,357,582.691	120,259,718.238
JNL/Mellon Bond Index Fund	97,972,277.155	1,618,843.725	10,095,650.502	109,686,771.381
JNL/Mellon DowSM Index Fund	29,304,836.471	908,423.684	2,700,099.246	32,913,359.401
JNL/Mellon MSCI World Index Fund	10,562,628.334	183,807.231	1,020,391.101	11,766,826.666
JNL/Mellon Nasdaq® 100 Index Fund	112,849,055.480	1,570,684.638	10,353,794.060	124,773,534.178
JNL/Mellon Communication Services Sector Fund	12,715,978.147	220,540.388	1,180,955.935	14,117,474.470
JNL/Mellon Consumer Discretionary Sector Fund	43,217,567.850	790,134.403	3,980,016.318	47,987,718.571
JNL/Mellon Consumer Staples Sector Fund	15,139,554.141	216,988.566	1,015,086.158	16,371,628.865
JNL/Mellon Energy Sector Fund	52,474,798.517	810,659.428	4,885,086.116	58,170,544.061
JNL/Mellon Financial Sector Fund	68,576,074.712	1,178,631.957	6,858,021.615	76,612,728.284
JNL/Mellon Healthcare Sector Fund	89,694,320.727	1,327,221.023	9,203,772.699	100,225,314.448
JNL/Mellon Industrials Sector Fund	7,593,570.596	320,148.386	543,629.715	8,457,348.697
JNL/Mellon Information Technology Sector Fund	139,476,975.956	2,227,050.845	12,673,469.765	154,377,496.566
JNL/Mellon Materials Sector Fund	5,864,372.233	72,660.140	547,156.388	6,484,188.761
JNL/Mellon Real Estate Sector Fund	8,895,104.390	230,349.363	800,373.568	9,925,827.321
JNL S&P 500 Index Fund	10,290,857.920	62,692.483	948,929.617	11,302,480.020
JNL/Mellon Utilities Sector Fund	16,392,625.085	238,782.450	1,291,687.888	17,923,095.423
JNL/MFS Mid Cap Value Fund	108,714,313.313	2,435,409.031	10,952,127.157	122,101,849.501
JNL/Morningstar Wide Moat Index Fund	59,851,479.325	638,420.901	5,816,712.092	66,306,612.318
JNL/Neuberger Berman Commodity Strategy Fund	1,080,201.293	41,919.228	111,659.165	1,233,779.687
JNL/Neuberger Berman Strategic Income Fund	59,011,326.002	1,453,788.374	6,276,798.841	66,741,913.217
JNL/PIMCO Income Fund	139,637,576.804	3,189,180.333	11,560,048.877	154,386,806.014
JNL/PIMCO Investment Grade Credit Bond Fund	122,485,780.416	2,024,240.821	14,504,176.313	139,014,197.550
JNL/PIMCO Real Return Fund	121,481,203.685	1,911,719.209	12,406,495.811	135,799,418.704
JNL/PPM America Floating Rate Income Fund	87,064,239.829	1,497,164.726	9,225,566.082	97,786,970.637
JNL/PPM America High Yield Bond Fund	111,801,362.614	2,309,535.105	10,811,248.227	124,922,145.946
JNL/PPM America Small Cap Value Fund	30,068,222.000	479,776.261	3,087,796.601	33,635,794.862
JNL/PPM America Total Return Fund	128,903,956.421	2,698,682.374	11,831,615.887	143,434,254.682
JNL/RAFI® Fundamental Asia Developed Fund	12,941,642.743	339,032.272	1,609,346.190	14,890,021.206
JNL/RAFI® Fundamental Europe Fund	21,472,957.070	326,160.063	2,003,644.281	23,802,761.414

	FOR	AGAINST	ABSTAIN	TOTAL
JNL/RAFI® Fundamental U.S. Small Cap Fund	55,329,407.547	556,528.303	5,699,657.408	61,585,593.258
JNL/RAFI® Multi-Factor U.S. Equity Fund	145,478,366.017	3,762,722.461	13,677,321.559	162,918,410.037
JNL/T. Rowe Price Balanced Fund	29,775,131.165	358,794.648	2,926,843.847	33,060,769.659
JNL/T. Rowe Price Capital Appreciation Fund	406,876,123.752	5,784,464.757	33,190,675.926	445,851,264.435
JNL/T. Rowe Price Established Growth Fund	160,166,105.263	2,652,138.050	14,964,502.575	177,782,745.888
JNL/T. Rowe Price Mid-Cap Growth Fund	85,797,764.203	1,515,344.194	8,239,495.883	95,552,604.280
JNL/T. Rowe Price Short-Term Bond Fund	148,450,567.223	3,529,886.347	16,380,212.119	168,360,665.689
JNL/T. Rowe Price U.S. High Yield Fund	55,426,248.647	663,234.258	4,463,224.892	60,552,707.797
JNL/T. Rowe Price Value Fund	211,383,030.901	3,058,530.185	20,010,181.904	234,451,742.990
JNL/Vanguard Capital Growth Fund	28,301,481.206	516,102.732	1,792,024.558	30,609,608.496
JNL/Vanguard Equity Income Fund	39,824,393.521	537,989.169	3,954,566.205	44,316,948.894
JNL/Vanguard International Fund	64,579,484.186	1,088,509.445	5,372,548.554	71,040,542.185
JNL/Vanguard Small Company Growth Fund	13,706,723.946	72,749.645	1,476,005.897	15,255,479.488
JNL/Vanguard U.S. Stock Market Index Fund	50,870,963.588	1,049,695.778	4,466,360.659	56,387,020.025
JNL/Vanguard International Stock Market Index Fund	35,301,136.269	636,504.616	2,398,674.273	38,336,315.158
JNL/Vanguard Global Bond Market Index Fund	15,765,380.064	281,680.590	1,548,254.644	17,595,315.299
JNL/Vanguard Moderate ETF Allocation Fund	36,711,515.612	361,591.137	2,920,872.025	39,993,978.774
JNL/Vanguard Moderate Growth ETF Allocation Fund	43,081,830.921	249,502.356	5,680,132.409	49,011,465.686
JNL/Vanguard Growth ETF Allocation Fund	43,147,162.866	1,057,057.636	4,537,366.277	48,741,586.780
JNL/WCM Focused International Equity Fund	90,648,702.966	1,537,003.152	7,269,035.419	99,454,741.537
JNL/Westchester Capital Event Driven Fund	8,931,117.424	242,063.804	716,610.236	9,889,791.464
JNL/WMC Balanced Fund	284,204,510.375	6,597,952.982	28,407,866.520	319,210,329.877
JNL/WMC Government Money Market Fund	2,128,664,946.757	77,343,327.857	220,907,726.456	2,426,916,001.070
JNL/WMC Value Fund	56,534,678.005	1,200,471.414	4,579,285.228	62,314,434.647
JNL/Goldman Sachs Competitive Advantage Fund	98,338,320.426	2,024,836.091	9,457,604.818	109,820,761.335
JNL/Goldman Sachs Dividend Income & Growth Fund	261,026,212.156	5,359,009.205	27,634,676.906	294,019,898.267
JNL/Goldman Sachs Intrinsic Value Fund	125,288,136.891	2,525,618.903	13,789,302.999	141,603,058.793
JNL/Goldman Sachs Total Yield Fund	113,110,721.712	3,423,441.623	11,611,157.163	128,145,320.499
JNL/Goldman Sachs International 5 Fund	5,234,908.014	56,206.213	433,499.559	5,724,613.787
JNL/Goldman Sachs 4 Fund	196,509,296.034	4,470,243.852	17,842,025.301	218,821,565.187
JNL/Goldman Sachs Managed Conservative Fund	67,452,978.166	1,356,237.814	8,390,197.735	77,199,413.715
JNL/Goldman Sachs Managed Moderate Fund	131,901,678.091	3,014,224.457	13,749,836.704	148,665,739.252
JNL/Goldman Sachs Managed Moderate Growth Fund	218,747,089.766	6,132,327.269	25,403,300.161	250,282,717.195
JNL/Goldman Sachs Managed Growth Fund	193,654,512.297	3,814,462.858	18,242,998.306	215,711,973.462
JNL/Goldman Sachs Managed Aggressive Growth Fund	71,138,011.009	2,438,855.474	7,409,917.908	80,986,784.391
JNL Conservative Allocation Fund	51,615,399.109	2,165,400.048	4,995,024.658	58,775,823.815
JNL Moderate Allocation Fund	151,717,939.364	3,024,010.335	16,038,421.035	170,780,370.734
JNL Moderate Growth Allocation Fund	256,039,295.297	6,457,224.977	27,163,523.552	289,660,043.825
JNL Growth Allocation Fund	129,094,788.649	2,969,540.841	10,497,319.408	142,561,648.897
JNL Aggressive Growth Allocation Fund	84,629,061.295	1,833,618.674	9,529,482.381	95,992,162.350

	FOR	AGAINST	ABSTAIN	TOTAL

Proposal:

 Shareholders of Funds listed on Appendix A: To approve new investment advisory agreements for each Fund listed on Appendix A with JNAM, under certain circumstances in connection with the IPO only, any future advisory agreements prompted by Change of Control Events that occur as part of the IPO (but not the Demerger).

JNL/American Funds® Balanced Fund	138,437,618.771	1,600,165.919	11,856,315.249	151,894,099.939
JNL/American Funds Blue Chip Income and Growth Fund	113,340,591.687	1,989,807.340	10,235,836.080	125,566,235.107
JNL/American Funds Capital Income Builder Fund	14,243,117.044	241,109.911	1,757,331.053	16,241,558.008
JNL/American Funds Capital World Bond Fund	36,620,830.253	1,191,057.638	3,536,185.302	41,348,073.194
JNL/American Funds Global Growth Fund	29,694,888.890	457,267.736	3,130,922.296	33,283,078.921
JNL/American Funds Global Small Capitalization Fund	36,893,124.306	860,919.714	3,496,831.745	41,250,875.765
JNL/American Funds Growth Fund	68,818,985.847	650,387.073	5,319,898.790	74,789,271.710
JNL/American Funds Growth-Income Fund	248,544,856.998	4,798,359.937	25,190,774.389	278,533,991.324
JNL/American Funds International Fund	99,525,992.233	1,592,941.248	9,209,171.997	110,328,105.478
JNL/American Funds New World Fund	84,425,696.732	1,800,280.934	7,320,718.249	93,546,695.915

	FOR	AGAINST	ABSTAIN	TOTAL
JNL Multi-Manager Alternative Fund	86,340,616.487	1,446,373.833	6,931,341.596	94,718,331.916
JNL Multi-Manager Emerging Markets Equity Fund	130,756,216.682	3,008,011.495	13,253,285.275	147,017,513.452
JNL Multi-Manager International Small Cap Fund	21,490,510.710	22.479	1,319,443.257	22,809,976.446
JNL Multi-Manager Mid Cap Fund	69,808,974.230	890,952.245	10,010,212.721	80,710,139.196
JNL Multi-Manager Small Cap Growth Fund	60,107,808.092	1,100,968.824	6,112,925.151	67,321,702.066
JNL Multi-Manager Small Cap Value Fund	68,442,033.471	1,110,241.844	6,857,235.276	76,409,510.591
JNL iShares Tactical Moderate Fund	13,211,869.937	112,628.692	1,311,097.222	14,635,595.852
JNL iShares Tactical Moderate Growth Fund	20,045,958.512	295,466.702	1,597,421.992	21,938,847.206
JNL iShares Tactical Growth Fund	16,958,595.466	409,892.851	1,360,992.984	18,729,481.302
JNL/American Funds Moderate Growth Allocation Fund	128,248,900.094	2,271,630.885	13,469,136.581	143,989,667.560
JNL/American Funds Growth Allocation Fund	134,970,307.290	2,430,907.125	16,381,453.563	153,782,667.978
JNL/AQR Large Cap Defensive Style Fund	4,409,688.525	23,196.499	395,436.693	4,828,321.716
JNL/AQR Large Cap Relaxed Constraint Equity Fund	17,688,899.250	242,843.563	1,712,502.232	19,644,245.046
JNL/AQR Managed Futures Strategy Fund	9,138,452.866	200,506.884	750,323.650	10,089,283.401
JNL/BlackRock Advantage International Fund	2,855,572.984	57,649.372	447,788.277	3,361,010.633
JNL/BlackRock Global Allocation Fund	228,333,501.992	5,434,334.375	22,747,938.969	256,515,775.336
JNL/BlackRock Global Natural Resources Fund	71,539,910.938	1,574,264.435	7,248,709.974	80,362,885.347
JNL/BlackRock Large Cap Select Growth Fund	73,954,884.228	1,553,509.248	6,229,828.230	81,738,221.706
JNL/Boston Partners Global Long Short Equity Fund	3,763,163.058	13,655.881	278,856.407	4,055,675.346
JNL/Causeway International Value Select Fund	73,724,597.912	1,898,885.996	5,993,779.295	81,617,263.203
JNL/ClearBridge Large Cap Growth Fund	69,557,123.144	1,553,084.947	6,330,917.864	77,441,125.955
JNL/DFA Growth Allocation Fund	18,490,932.822	741,555.058	1,331,135.653	20,563,623.533
JNL/DFA Moderate Growth Allocation Fund	15,540,756.012	496,281.272	1,790,597.777	17,827,635.061
JNL/DFA International Core Equity Fund	8,598,790.016	168,191.261	883,043.294	9,650,024.571
JNL/DFA U.S. Core Equity Fund	63,903,852.423	844,174.820	4,897,348.710	69,645,375.954
JNL/DFA U.S. Small Cap Fund	20,225,195.052	252,169.686	2,804,844.265	23,282,209.004
JNL/DoubleLine ® Core Fixed Income Fund	243,408,448.518	4,274,210.898	24,904,123.085	272,586,782.501
JNL/DoubleLine ® Emerging Markets Fixed Income Fund	55,926,853.280	590,823.911	5,759,593.992	62,277,271.183
JNL/DoubleLine ® Shiller Enhanced CAPE® Fund	101,490,730.020	1,451,026.386	10,919,025.747	113,860,782.153
JNL/DoubleLine ® Total Return Fund	223,408,267.388	3,240,698.150	18,967,343.862	245,616,309.400
JNL/Fidelity Institutional Asset Management® Total Bond Fund	93,508,857.184	1,711,296.729	9,689,280.829	104,909,434.742
JNL/First State Global Infrastructure Fund	56,425,172.778	1,032,677.851	4,949,077.574	62,406,928.203
JNL/Franklin Templeton Global Multisector Bond Fund	68,625,715.860	1,001,880.646	6,921,039.633	76,548,636.139
JNL/Franklin Templeton Growth Allocation Fund	61,148,862.522	1,045,084.567	7,927,285.621	70,121,232.709
JNL/Franklin Templeton Income Fund	113,814,537.870	1,539,774.848	13,059,706.708	128,414,019.426
JNL/Franklin Templeton International Small Cap Fund	50,530,609.351	1,112,755.655	3,775,054.130	55,418,419.136
JNL/GQG Emerging Markets Equity Fund	51,346,921.400	760,435.407	5,072,984.878	57,180,341.685
JNL/Harris Oakmark Global Equity Fund	57,554,607.880	1,153,017.042	5,688,561.310	64,396,186.232
JNL/Heitman U.S. Focused Real Estate Fund	18,346,529.658	184,538.357	1,348,867.329	19,879,935.344
JNL/Invesco Diversified Dividend Fund	88,041,033.433	843,788.255	7,850,103.706	96,734,925.395
JNL/Invesco Global Growth Fund	97,785,282.115	1,841,498.627	9,999,016.834	109,625,797.576
JNL/Invesco Global Real Estate Fund	84,396,975.908	1,857,612.665	8,472,280.553	94,726,869.126
JNL/Invesco International Growth Fund	67,789,221.331	1,280,715.793	6,895,984.133	75,965,921.257
JNL/Invesco Small Cap Growth Fund	53,942,280.292	1,032,402.822	5,788,299.903	60,762,983.017
JNL/JPMorgan Global Allocation Fund	95,294,233.175	1,282,102.587	9,109,661.159	105,685,996.920
JNL/JPMorgan Growth & Income Fund	82,128,963.341	1,091,724.261	7,561,201.682	90,781,889.284
JNL/JPMorgan Hedged Equity Fund	37,429,502.712	580,987.246	2,972,739.077	40,983,229.035
JNL/JPMorgan MidCap Growth Fund	54,876,686.950	1,207,986.430	4,754,122.932	60,838,796.311
JNL/JPMorgan U.S. Government & Quality Bond Fund	136,541,965.440	2,472,548.339	17,052,074.255	156,066,588.034
JNL/Lazard International Strategic Equity Fund	23,786,821.761	855,179.263	2,322,174.372	26,964,175.395
JNL/Loomis Sayles Global Growth Fund	53,492,621.217	698,771.493	6,572,068.797	60,763,461.508
JNL/Lord Abbett Short Duration Income Fund	28,166,197.498	103,072.839	3,160,333.632	31,429,603.969
JNL/Mellon Index 5 Fund	61,235,249.687	980,897.907	6,410,538.560	68,626,686.154
JNL/Mellon Emerging Markets Index Fund	79,053,304.279	1,737,260.026	7,734,865.227	88,525,429.532
JNL/Mellon Equity Income Fund	10,202,959.349	49,644.875	870,682.277	11,123,286.501
JNL/Mellon MSCI KLD 400 Social Index Fund	7,967,905.696	321,443.633	948,181.582	9,237,530.911
JNL/Mellon S&P 500 Index Fund	334,989,738.122	7,230,316.129	32,378,864.565	374,598,918.817

	FOR	AGAINST	ABSTAIN	TOTAL
JNL/Mellon S&P 400 MidCap Index Fund	121,210,030.994	2,325,812.950	11,643,606.845	135,179,450.788
JNL/Mellon Small Cap Index Fund	110,616,749.510	2,006,790.289	10,791,093.985	123,414,633.784
JNL/Mellon International Index Fund	107,750,177.717	2,252,430.411	10,257,110.110	120,259,718.238
JNL/Mellon Bond Index Fund	97,345,298.502	1,541,966.181	10,799,506.698	109,686,771.381
JNL/Mellon DowSM Index Fund	29,360,987.341	896,503.782	2,655,868.279	32,913,359.401
JNL/Mellon MSCI World Index Fund	10,501,383.656	232,150.539	1,033,292.471	11,766,826.666
JNL/Mellon Nasdaq® 100 Index Fund	112,421,871.236	1,697,832.180	10,653,830.762	124,773,534.178
JNL/Mellon Communication Services Sector Fund	12,728,252.188	143,929.523	1,245,292.759	14,117,474.470
JNL/Mellon Consumer Discretionary Sector Fund	43,186,761.278	819,471.886	3,981,485.408	47,987,718.571
JNL/Mellon Consumer Staples Sector Fund	14,889,344.756	191,443.168	1,290,840.940	16,371,628.865
JNL/Mellon Energy Sector Fund	52,240,103.352	828,974.206	5,101,466.503	58,170,544.061
JNL/Mellon Financial Sector Fund	68,383,947.339	1,223,521.587	7,005,259.358	76,612,728.284
JNL/Mellon Healthcare Sector Fund	89,154,155.210	1,427,758.678	9,643,400.559	100,225,314.448
JNL/Mellon Industrials Sector Fund	7,618,080.531	301,982.563	537,285.603	8,457,348.697
JNL/Mellon Information Technology Sector Fund	139,222,131.804	2,344,629.384	12,810,735.378	154,377,496.566
JNL/Mellon Materials Sector Fund	5,841,896.899	63,529.137	578,762.725	6,484,188.761
JNL/Mellon Real Estate Sector Fund	8,876,022.116	230,616.907	819,188.298	9,925,827.321
JNL S&P 500 Index Fund	10,285,152.843	46,678.555	970,648.622	11,302,480.020
JNL/Mellon Utilities Sector Fund	16,260,954.498	242,920.116	1,419,220.808	17,923,095.423
JNL/MFS Mid Cap Value Fund	108,390,805.260	2,355,618.594	11,355,425.647	122,101,849.501
JNL/Morningstar Wide Moat Index Fund	59,707,718.073	826,421.903	5,772,472.342	66,306,612.318
JNL/Neuberger Berman Commodity Strategy Fund	1,075,370.340	41,919.228	116,490.119	1,233,779.687
JNL/Neuberger Berman Strategic Income Fund	58,944,195.332	1,466,561.751	6,331,156.134	66,741,913.217
JNL/PIMCO Income Fund	138,790,480.475	3,089,468.267	12,506,857.272	154,386,806.014
JNL/PIMCO Investment Grade Credit Bond Fund	121,670,668.551	2,043,115.180	15,300,413.819	139,014,197.550
JNL/PIMCO Real Return Fund	120,857,740.550	1,957,407.230	12,984,270.924	135,799,418.704
JNL/PPM America Floating Rate Income Fund	86,224,962.515	1,868,386.672	9,693,621.450	97,786,970.637
JNL/PPM America High Yield Bond Fund	110,311,335.492	2,337,758.047	12,273,052.407	124,922,145.946
JNL/PPM America Small Cap Value Fund	30,078,194.762	447,549.284	3,110,050.816	33,635,794.862
JNL/PPM America Total Return Fund	127,370,682.008	2,676,659.177	13,386,913.497	143,434,254.682
JNL/RAFI® Fundamental Asia Developed Fund	12,875,154.338	390,632.821	1,624,234.047	14,890,021.206
JNL/RAFI® Fundamental Europe Fund	21,328,694.952	335,958.174	2,138,108.288	23,802,761.414
JNL/RAFI® Fundamental U.S. Small Cap Fund	55,139,087.563	540,700.389	5,905,805.306	61,585,593.258
JNL/RAFI® Multi-Factor U.S. Equity Fund	143,605,712.191	3,961,098.286	15,351,599.560	162,918,410.037
JNL/T. Rowe Price Balanced Fund	29,619,952.024	296,937.635	3,143,880.000	33,060,769.659
JNL/T. Rowe Price Capital Appreciation Fund	403,706,497.175	5,790,422.647	36,354,344.613	445,851,264.435
JNL/T. Rowe Price Established Growth Fund	159,677,817.641	2,601,097.697	15,503,830.549	177,782,745.888
JNL/T. Rowe Price Mid-Cap Growth Fund	85,757,461.074	1,623,635.365	8,171,507.841	95,552,604.280
JNL/T. Rowe Price Short-Term Bond Fund	147,475,083.972	4,556,659.940	16,328,921.778	168,360,665.689
JNL/T. Rowe Price U.S. High Yield Fund	54,836,784.001	863,787.358	4,852,136.438	60,552,707.797
JNL/T. Rowe Price Value Fund	209,562,002.457	3,039,416.239	21,850,324.294	234,451,742.990
JNL/Vanguard Capital Growth Fund	28,186,351.257	296,828.678	2,126,428.561	30,609,608.496
JNL/Vanguard Equity Income Fund	39,781,539.301	464,360.460	4,071,049.134	44,316,948.894
JNL/Vanguard International Fund	64,329,248.150	1,107,136.342	5,604,157.694	71,040,542.185
JNL/Vanguard Small Company Growth Fund	13,503,131.513	130,183.868	1,622,164.107	15,255,479.488
JNL/Vanguard U.S. Stock Market Index Fund	50,738,901.264	971,908.683	4,676,210.078	56,387,020.025
JNL/Vanguard International Stock Market Index Fund	35,097,570.407	648,611.877	2,590,132.874	38,336,315.158
JNL/Vanguard Global Bond Market Index Fund	15,767,659.726	304,404.240	1,523,251.333	17,595,315.299
JNL/Vanguard Moderate ETF Allocation Fund	36,289,693.577	312,233.845	3,392,051.353	39,993,978.774
JNL/Vanguard Moderate Growth ETF Allocation Fund	42,385,651.287	505,901.102	6,119,913.298	49,011,465.686
JNL/Vanguard Growth ETF Allocation Fund	43,020,675.007	962,013.758	4,758,898.014	48,741,586.780
JNL/WCM Focused International Equity Fund	90,345,887.889	1,795,956.646	7,312,897.003	99,454,741.537
JNL/Westchester Capital Event Driven Fund	8,836,469.252	227,322.428	825,999.784	9,889,791.464
JNL/WMC Balanced Fund	282,123,122.806	7,207,278.962	29,879,928.109	319,210,329.877
JNL/WMC Government Money Market Fund	2,119,978,893.220	81,417,846.563	225,519,261.287	2,426,916,001.070
JNL/WMC Value Fund	55,717,066.449	1,293,983.486	5,303,384.712	62,314,434.647
JNL/Goldman Sachs Competitive Advantage Fund	98,046,506.904	1,941,401.983	9,832,852.448	109,820,761.335

	FOR	AGAINST	ABSTAIN	TOTAL
JNL/Goldman Sachs Dividend Income & Growth Fund	260,637,344.613	5,183,363.928	28,199,189.726	294,019,898.267
JNL/Goldman Sachs Intrinsic Value Fund	125,013,798.467	2,452,683.444	14,136,576.882	141,603,058.793
JNL/Goldman Sachs Total Yield Fund	112,730,644.804	3,391,812.576	12,022,863.119	128,145,320.499
JNL/Goldman Sachs International 5 Fund	5,222,325.166	68,789.062	433,499.559	5,724,613.787
JNL/Goldman Sachs 4 Fund	194,382,135.228	4,881,284.091	19,558,145.868	218,821,565.187
JNL/Goldman Sachs Managed Conservative Fund	67,465,911.357	1,417,692.838	8,315,809.521	77,199,413.715
JNL/Goldman Sachs Managed Moderate Fund	129,646,753.205	2,957,233.013	16,061,753.034	148,665,739.252
JNL/Goldman Sachs Managed Moderate Growth Fund	217,215,252.254	6,428,108.602	26,639,356.339	250,282,717.195
JNL/Goldman Sachs Managed Growth Fund	190,957,052.399	4,327,199.180	20,427,721.884	215,711,973.462
JNL/Goldman Sachs Managed Aggressive Growth Fund	70,968,234.658	2,484,405.146	7,534,144.588	80,986,784.391
JNL Conservative Allocation Fund	51,885,030.993	2,040,101.375	4,850,691.446	58,775,823.815
JNL Moderate Allocation Fund	150,762,941.788	3,656,235.283	16,361,193.663	170,780,370.734
JNL Moderate Growth Allocation Fund	254,435,622.227	6,838,161.272	28,386,260.327	289,660,043.825
JNL Growth Allocation Fund	128,665,157.416	2,865,946.046	11,030,545.435	142,561,648.897
JNL Aggressive Growth Allocation Fund	83,809,631.679	1,831,183.286	10,351,347.385	95,992,162.350

	FOR	AGAINST	ABSTAIN	TOTAL

Proposal:

 Shareholders of Funds listed on Appendix B: To approve new investment sub-advisory agreements between JNAM and each of the respective sub-advisers listed on Appendix B and, as applicable, new investment sub-sub-advisory agreements between each of the respective sub-advisers and sub-sub-advisers listed on Appendix B, prompted by the IPO or the Demerger (the Demerger being a Change of Control Event).

JNL Multi-Manager Alternative Fund	85,953,590.222	1,742,253.111	7,022,488.583	94,718,331.916
JNL Multi-Manager Emerging Markets Equity Fund	130,618,520.800	3,079,604.089	13,319,388.564	147,017,513.452
JNL Multi-Manager International Small Cap Fund	21,444,367.324	46,165.865	1,319,443.257	22,809,976.446
JNL Multi-Manager Mid Cap Fund	69,606,256.978	1,083,885.062	10,019,997.155	80,710,139.196
JNL Multi-Manager Small Cap Growth Fund	59,793,116.308	1,234,881.058	6,293,704.700	67,321,702.066
JNL Multi-Manager Small Cap Value Fund	67,882,764.266	1,358,479.391	7,168,266.935	76,409,510.591
JNL iShares Tactical Moderate Fund	13,174,825.447	108,804.576	1,351,965.829	14,635,595.852
JNL iShares Tactical Moderate Growth Fund	20,244,491.585	149,862.370	1,544,493.250	21,938,847.206
JNL iShares Tactical Growth Fund	16,836,574.374	534,977.604	1,357,929.324	18,729,481.302
JNL/AQR Large Cap Defensive Style Fund	4,409,186.172	23,698.851	395,436.693	4,828,321.716
JNL/AQR Large Cap Relaxed Constraint Equity Fund	17,676,290.092	251,922.844	1,716,032.110	19,644,245.046
JNL/AQR Managed Futures Strategy Fund	9,105,332.300	207,930.446	776,020.656	10,089,283.401
JNL/BlackRock Advantage International Fund	2,749,614.638	57,649.372	553,746.623	3,361,010.633
JNL/BlackRock Global Allocation Fund	227,433,499.190	5,779,032.971	23,303,243.175	256,515,775.336
JNL/BlackRock Global Natural Resources Fund	71,220,752.849	1,526,155.932	7,615,976.566	80,362,885.347
JNL/BlackRock Large Cap Select Growth Fund	73,762,797.708	1,780,394.667	6,195,029.331	81,738,221.706
JNL/Boston Partners Global Long Short Equity Fund	3,793,757.973	13,655.881	248,261.492	4,055,675.346
JNL/Causeway International Value Select Fund	73,313,355.346	1,844,710.538	6,459,197.319	81,617,263.203
JNL/ClearBridge Large Cap Growth Fund	69,526,426.674	1,523,844.282	6,390,854.999	77,441,125.955
JNL/DFA International Core Equity Fund	8,598,790.016	168,191.261	883,043.294	9,650,024.571
JNL/DFA U.S. Core Equity Fund	63,898,380.013	959,909.952	4,787,085.989	69,645,375.954
JNL/DFA U.S. Small Cap Fund	20,220,845.571	261,439.015	2,799,924.417	23,282,209.004
JNL/DoubleLine® Core Fixed Income Fund	243,083,438.673	4,450,814.413	25,052,529.415	272,586,782.501
JNL/DoubleLine® Emerging Markets Fixed Income Fund	55,734,122.032	722,581.815	5,820,567.337	62,277,271.183
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	101,447,767.646	1,246,338.107	11,166,676.400	113,860,782.153
JNL/DoubleLine® Total Return Fund	222,741,891.521	2,793,591.150	20,080,826.728	245,616,309.400
JNL/Fidelity Institutional Asset Management® Total Bond Fund	92,814,341.240	2,233,872.845	9,861,220.657	104,909,434.742
JNL/First State Global Infrastructure Fund	56,292,525.385	1,133,435.343	4,980,967.476	62,406,928.203
JNL/Franklin Templeton Global Multisector Bond Fund	68,647,644.597	917,119.163	6,983,872.378	76,548,636.139
JNL/Franklin Templeton Growth Allocation Fund	60,926,581.833	1,051,003.655	8,143,647.221	70,121,232.709
JNL/Franklin Templeton Income Fund	113,384,952.528	1,574,909.771	13,454,157.127	128,414,019.426
JNL/Franklin Templeton International Small Cap Fund	50,263,857.351	1,198,817.863	3,955,743.922	55,418,419.136
JNL/GQG Emerging Markets Equity Fund	51,372,153.752	721,260.895	5,086,927.038	57,180,341.685
JNL/Harris Oakmark Global Equity Fund	57,552,862.899	1,141,057.023	5,702,266.310	64,396,186.232
JNL/Heitman U.S. Focused Real Estate Fund	18,238,077.901	184,538.357	1,457,319.086	19,879,935.344

	FOR	AGAINST	ABSTAIN	TOTAL
JNL/Invesco Diversified Dividend Fund	87,750,453.268	1,134,368.421	7,850,103.706	96,734,925.395
JNL/Invesco Global Growth Fund	98,238,182.795	1,805,737.775	9,581,877.006	109,625,797.576
JNL/Invesco Global Real Estate Fund	84,324,820.260	1,936,762.255	8,465,286.611	94,726,869.126
JNL/Invesco International Growth Fund	67,724,369.007	1,303,240.841	6,938,311.409	75,965,921.257
JNL/Invesco Small Cap Growth Fund	53,888,489.663	1,016,161.990	5,858,331.364	60,762,983.017
JNL/JPMorgan Global Allocation Fund	94,897,077.309	1,555,884.986	9,233,034.624	105,685,996.920
JNL/JPMorgan Growth & Income Fund	82,586,554.592	765,860.052	7,429,474.640	90,781,889.284
JNL/JPMorgan Hedged Equity Fund	37,451,255.470	466,488.435	3,065,485.130	40,983,229.035
JNL/JPMorgan MidCap Growth Fund	54,956,639.023	1,057,068.288	4,825,089.000	60,838,796.311
JNL/JPMorgan U.S. Government & Quality Bond Fund	136,354,083.592	2,173,370.432	17,539,134.009	156,066,588.034
JNL/Lazard International Strategic Equity Fund	23,822,425.273	726,295.425	2,415,454.698	26,964,175.395
JNL/Loomis Sayles Global Growth Fund	53,396,144.672	829,814.087	6,537,502.749	60,763,461.508
JNL/Lord Abbett Short Duration Income Fund	28,002,175.689	1,472,536.745	1,954,891.535	31,429,603.969
JNL/Mellon DowSM Index Fund	29,138,387.136	1,060,248.776	2,714,723.489	32,913,359.401
JNL/Mellon Emerging Markets Index Fund	78,996,302.553	1,856,602.530	7,672,524.450	88,525,429.532
JNL/Mellon Equity Income Fund	10,173,309.876	45,934.936	904,041.689	11,123,286.501
JNL/Mellon MSCI KLD 400 Social Index Fund	8,021,933.009	288,506.938	927,090.963	9,237,530.911
JNL/Mellon MSCI World Index Fund	10,450,487.443	253,359.538	1,062,979.684	11,766,826.666
JNL/Mellon Nasdaq® 100 Index Fund	112,271,323.114	1,776,294.043	10,725,917.020	124,773,534.178
JNL/Mellon S&P 500 Index Fund	334,469,440.933	7,484,631.641	32,644,846.243	374,598,918.817
JNL/Mellon S&P 400 MidCap Index Fund	120,731,280.487	2,545,229.338	11,902,940.963	135,179,450.788
JNL/Mellon Small Cap Index Fund	110,330,712.164	2,110,639.826	10,973,281.794	123,414,633.784
JNL/Mellon International Index Fund	107,128,544.748	2,461,675.730	10,669,497.761	120,259,718.238
JNL/Mellon Bond Index Fund	97,417,440.107	1,567,524.125	10,701,807.149	109,686,771.381
JNL/Mellon Communication Services Sector Fund	12,645,328.242	209,289.071	1,262,857.157	14,117,474.470
JNL/Mellon Consumer Discretionary Sector Fund	43,101,680.132	910,256.505	3,975,781.934	47,987,718.571
JNL/Mellon Consumer Staples Sector Fund	14,892,656.587	187,217.149	1,291,755.129	16,371,628.865
JNL/Mellon Energy Sector Fund	52,116,246.356	979,603.229	5,074,694.476	58,170,544.061
JNL/Mellon Financial Sector Fund	68,319,745.571	1,264,998.907	7,027,983.806	76,612,728.284
JNL/Mellon Healthcare Sector Fund	88,992,669.841	1,581,873.687	9,650,770.920	100,225,314.448
JNL/Mellon Industrials Sector Fund	7,704,325.067	209,393.915	543,629.715	8,457,348.697
JNL/Mellon Information Technology Sector Fund	138,854,132.986	2,752,183.771	12,771,179.810	154,377,496.566
JNL/Mellon Materials Sector Fund	5,855,993.385	73,218.030	554,977.346	6,484,188.761
JNL/Mellon Real Estate Sector Fund	8,876,289.660	230,349.363	819,188.298	9,925,827.321
JNL S&P 500 Index Fund	10,251,465.598	60,640.244	990,374.178	11,302,480.020
JNL/Mellon Utilities Sector Fund	16,181,169.399	248,309.530	1,493,616.494	17,923,095.423
JNL/MFS Mid Cap Value Fund	108,069,298.004	2,412,203.415	11,620,348.081	122,101,849.501
JNL/Morningstar Wide Moat Index Fund	59,590,340.732	620,808.463	6,095,463.123	66,306,612.318
JNL/Neuberger Berman Commodity Strategy Fund	1,062,021.632	41,919.228	129,838.827	1,233,779.687
JNL/Neuberger Berman Strategic Income Fund	58,783,085.991	1,528,609.167	6,430,218.059	66,741,913.217
JNL/PIMCO Income Fund	139,004,381.481	3,091,950.867	12,290,473.666	154,386,806.014
JNL/PIMCO Investment Grade Credit Bond Fund	121,665,691.649	1,993,888.137	15,354,617.764	139,014,197.550
JNL/PIMCO Real Return Fund	120,890,722.806	1,902,845.814	13,005,850.084	135,799,418.704
JNL/PPM America Floating Rate Income Fund	86,047,117.522	1,755,116.114	9,984,737.001	97,786,970.637
JNL/PPM America High Yield Bond Fund	110,456,297.653	2,235,949.525	12,229,898.768	124,922,145.946
JNL/PPM America Small Cap Value Fund	30,040,604.739	467,854.980	3,127,335.143	33,635,794.862
JNL/PPM America Total Return Fund	127,671,905.510	2,706,508.983	13,055,840.189	143,434,254.682
JNL/RAFI® Fundamental Asia Developed Fund	12,784,435.578	403,585.576	1,702,000.051	14,890,021.206
JNL/RAFI® Fundamental Europe Fund	21,334,821.434	354,718.472	2,113,221.508	23,802,761.414
JNL/RAFI® Fundamental U.S. Small Cap Fund	55,133,904.349	492,499.860	5,959,189.049	61,585,593.258
JNL/RAFI® Multi-Factor U.S. Equity Fund	142,419,224.220	4,001,665.632	16,497,520.186	162,918,410.037
JNL/T. Rowe Price Balanced Fund	29,346,788.981	321,710.817	3,392,269.861	33,060,769.659
JNL/T. Rowe Price Capital Appreciation Fund	402,823,297.443	6,586,641.842	36,441,325.150	445,851,264.435
JNL/T. Rowe Price Established Growth Fund	159,180,393.944	2,776,611.534	15,825,740.410	177,782,745.888
JNL/T. Rowe Price Mid-Cap Growth Fund	85,462,041.306	1,642,872.017	8,447,690.958	95,552,604.280
JNL/T. Rowe Price Short-Term Bond Fund	146,928,113.542	4,931,025.845	16,501,526.302	168,360,665.689
JNL/T. Rowe Price U.S. High Yield Fund	54,978,306.271	819,097.549	4,755,303.978	60,552,707.797

	FOR	AGAINST	ABSTAIN	TOTAL
JNL/T. Rowe Price Value Fund	208,979,840.894	3,273,126.244	22,198,775.852	234,451,742.990
JNL/Vanguard Moderate ETF Allocation Fund	36,294,427.446	313,763.720	3,385,787.608	39,993,978.774
JNL/Vanguard Moderate Growth ETF Allocation Fund	42,527,451.426	325,114.992	6,158,899.268	49,011,465.686
JNL/Vanguard Growth ETF Allocation Fund	42,851,112.618	1,063,627.813	4,826,846.349	48,741,586.780
JNL/WCM Focused International Equity Fund	89,953,974.308	2,191,740.240	7,309,026.989	99,454,741.537
JNL/Westchester Capital Event Driven Fund	8,815,485.778	232,697.247	841,608.439	9,889,791.464
JNL/WMC Balanced Fund	281,425,284.139	7,361,241.704	30,423,804.033	319,210,329.877
JNL/WMC Government Money Market Fund	2,125,426,130.217	75,935,471.510	225,554,399.343	2,426,916,001.070
JNL/WMC Value Fund	55,773,194.393	1,135,939.387	5,405,300.867	62,314,434.647
JNL/Goldman Sachs Competitive Advantage Fund	97,909,499.489	2,041,502.287	9,869,759.558	109,820,761.335
JNL/Goldman Sachs Dividend Income & Growth Fund	259,115,419.106	5,201,053.873	29,703,425.287	294,019,898.267
JNL/Goldman Sachs Intrinsic Value Fund	124,852,681.728	2,592,444.667	14,157,932.399	141,603,058.793
JNL/Goldman Sachs Total Yield Fund	112,774,677.139	3,542,217.457	11,828,425.903	128,145,320.499
JNL/Goldman Sachs International 5 Fund	5,245,547.226	68,789.062	410,277.500	5,724,613.787
JNL/Goldman Sachs Managed Conservative Fund	66,653,355.133	1,976,779.884	8,569,278.697	77,199,413.715
JNL/Goldman Sachs Managed Moderate Fund	129,844,211.186	3,139,956.818	15,681,571.249	148,665,739.252
JNL/Goldman Sachs Managed Moderate Growth Fund	217,083,534.346	6,243,655.433	26,955,527.415	250,282,717.195
JNL/Goldman Sachs Managed Growth Fund	190,610,521.060	4,233,113.300	20,868,339.103	215,711,973.462
JNL/Goldman Sachs Managed Aggressive Growth Fund	71,054,339.881	2,454,051.858	7,478,392.652	80,986,784.391

	FOR	AGAINST	ABSTAIN	TOTAL

Proposal:

 Shareholders of Funds listed on Appendix B: To approve new investment sub-advisory agreements between JNAM and each of the respective sub-advisers listed on Appendix B and, as applicable, new investment sub-sub-advisory agreements between each of the respective sub-advisers and sub-sub-advisers listed on Appendix B, under certain circumstances in connection with the IPO only, any future sub-advisory and sub-sub-advisory agreements prompted by Change of Control Events that occur as part of the IPO (but not the Demerger).

JNL Multi-Manager Alternative Fund	85,905,772.525	1,713,359.007	7,099,200.383	94,718,331.916
JNL Multi-Manager Emerging Markets Equity Fund	130,578,477.943	3,058,962.251	13,380,073.258	147,017,513.452
JNL Multi-Manager International Small Cap Fund	21,444,367.324	46,165.865	1,319,443.257	22,809,976.446
JNL Multi-Manager Mid Cap Fund	69,275,686.531	958,075.894	10,476,376.770	80,710,139.196
JNL Multi-Manager Small Cap Growth Fund	59,768,619.365	1,138,681.055	6,414,401.647	67,321,702.066
JNL Multi-Manager Small Cap Value Fund	68,032,907.597	1,332,120.558	7,044,482.435	76,409,510.591
JNL iShares Tactical Moderate Fund	13,158,137.058	123,937.588	1,353,521.206	14,635,595.852
JNL iShares Tactical Moderate Growth Fund	20,079,921.492	278,973.860	1,579,951.854	21,938,847.206
JNL iShares Tactical Growth Fund	16,886,026.855	502,122.987	1,341,331.460	18,729,481.302
JNL/AQR Large Cap Defensive Style Fund	4,412,682.145	23,196.499	392,443.072	4,828,321.716
JNL/AQR Large Cap Relaxed Constraint Equity Fund	17,677,212.809	261,688.148	1,705,344.089	19,644,245.046
JNL/AQR Managed Futures Strategy Fund	9,118,908.069	167,006.106	803,369.226	10,089,283.401
JNL/BlackRock Advantage International Fund	2,743,651.517	57,649.372	559,709.744	3,361,010.633
JNL/BlackRock Global Allocation Fund	226,832,981.993	5,749,461.398	23,933,331.945	256,515,775.336
JNL/BlackRock Global Natural Resources Fund	71,526,017.988	1,537,785.216	7,299,082.144	80,362,885.347
JNL/BlackRock Large Cap Select Growth Fund	74,021,062.065	1,533,127.477	6,184,032.164	81,738,221.706
JNL/Boston Partners Global Long Short Equity Fund	3,793,757.973	13,655.881	248,261.492	4,055,675.346
JNL/Causeway International Value Select Fund	73,314,229.390	1,725,422.313	6,577,611.500	81,617,263.203
JNL/ClearBridge Large Cap Growth Fund	69,535,219.779	1,512,843.887	6,393,062.289	77,441,125.955
JNL/DFA International Core Equity Fund	8,598,790.016	168,191.261	883,043.294	9,650,024.571
JNL/DFA U.S. Core Equity Fund	63,743,613.162	1,057,780.058	4,843,982.734	69,645,375.954
JNL/DFA U.S. Small Cap Fund	20,229,069.174	227,808.124	2,825,331.707	23,282,209.004
JNL/DoubleLine® Core Fixed Income Fund	243,027,791.145	4,457,920.833	25,101,070.523	272,586,782.501
JNL/DoubleLine® Emerging Markets Fixed Income Fund	55,691,469.394	777,114.401	5,808,687.388	62,277,271.183
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	101,330,242.471	1,387,522.737	11,143,016.945	113,860,782.153
JNL/DoubleLine® Total Return Fund	222,667,035.027	2,876,465.264	20,072,809.110	245,616,309.400
JNL/Fidelity Institutional Asset Management® Total Bond Fund	93,347,917.529	1,578,506.733	9,983,010.480	104,909,434.742
JNL/First State Global Infrastructure Fund	56,351,445.680	1,099,696.206	4,955,786.317	62,406,928.203
JNL/Franklin Templeton Global Multisector Bond Fund	68,627,771.100	867,596.473	7,053,268.566	76,548,636.139
JNL/Franklin Templeton Growth Allocation Fund	60,799,442.533	1,163,844.709	8,157,945.467	70,121,232.709

	FOR	AGAINST	ABSTAIN	TOTAL
JNL/Franklin Templeton Income Fund	113,327,990.955	1,581,905.299	13,504,123.172	128,414,019.426
JNL/Franklin Templeton International Small Cap Fund	50,370,243.703	1,093,418.343	3,954,757.089	55,418,419.136
JNL/GQG Emerging Markets Equity Fund	51,174,968.284	801,182.189	5,204,191.212	57,180,341.685
JNL/Harris Oakmark Global Equity Fund	57,487,656.616	1,133,558.374	5,774,971.242	64,396,186.232
JNL/Heitman U.S. Focused Real Estate Fund	18,269,779.995	184,538.357	1,425,616.991	19,879,935.344
JNL/Invesco Diversified Dividend Fund	87,751,655.122	1,122,044.322	7,861,225.951	96,734,925.395
JNL/Invesco Global Growth Fund	97,757,230.712	1,869,075.727	9,999,491.137	109,625,797.576
JNL/Invesco Global Real Estate Fund	84,522,817.854	1,815,303.870	8,388,747.402	94,726,869.126
JNL/Invesco International Growth Fund	67,627,008.088	1,377,461.420	6,961,451.749	75,965,921.257
JNL/Invesco Small Cap Growth Fund	53,890,074.946	1,021,975.176	5,850,932.895	60,762,983.017
JNL/JPMorgan Global Allocation Fund	95,040,695.077	1,453,539.049	9,191,762.794	105,685,996.920
JNL/JPMorgan Growth & Income Fund	82,328,124.409	925,972.035	7,527,792.840	90,781,889.284
JNL/JPMorgan Hedged Equity Fund	37,492,064.923	536,637.798	2,954,526.314	40,983,229.035
JNL/JPMorgan MidCap Growth Fund	54,794,173.917	1,240,766.493	4,803,855.900	60,838,796.311
JNL/JPMorgan U.S. Government & Quality Bond Fund	136,076,408.652	2,415,243.666	17,574,935.715	156,066,588.034
JNL/Lazard International Strategic Equity Fund	23,822,425.273	726,295.425	2,415,454.698	26,964,175.395
JNL/Loomis Sayles Global Growth Fund	53,319,883.411	845,364.685	6,598,213.413	60,763,461.508
JNL/Lord Abbett Short Duration Income Fund	28,002,175.689	1,367,975.160	2,059,453.119	31,429,603.969
JNL/Mellon DowSM Index Fund	29,238,023.567	971,640.289	2,703,695.546	32,913,359.401
JNL/Mellon Emerging Markets Index Fund	79,035,507.597	1,843,898.969	7,646,022.966	88,525,429.532
JNL/Mellon Equity Income Fund	10,177,019.815	45,934.936	900,331.750	11,123,286.501
JNL/Mellon MSCI KLD 400 Social Index Fund	8,021,933.009	321,443.633	894,154.268	9,237,530.911
JNL/Mellon MSCI World Index Fund	10,482,556.468	252,021.514	1,032,248.684	11,766,826.666
JNL/Mellon Nasdaq® 100 Index Fund	112,335,083.395	1,686,008.366	10,752,442.416	124,773,534.178
JNL/Mellon S&P 500 Index Fund	334,469,653.685	7,494,791.879	32,634,473.253	374,598,918.817
JNL/Mellon S&P 400 MidCap Index Fund	120,749,327.891	2,551,958.566	11,878,164.331	135,179,450.788
JNL/Mellon Small Cap Index Fund	110,314,349.531	2,015,986.044	11,084,298.209	123,414,633.784
JNL/Mellon International Index Fund	107,726,141.015	2,234,298.689	10,299,278.534	120,259,718.238
JNL/Mellon Bond Index Fund	97,358,306.149	1,492,834.942	10,835,630.290	109,686,771.381
JNL/Mellon Communication Services Sector Fund	12,656,780.471	205,494.005	1,255,199.994	14,117,474.470
JNL/Mellon Consumer Discretionary Sector Fund	43,105,306.794	818,199.191	4,064,212.586	47,987,718.571
JNL/Mellon Consumer Staples Sector Fund	14,889,576.783	172,854.755	1,309,197.327	16,371,628.865
JNL/Mellon Energy Sector Fund	52,073,726.489	1,030,996.362	5,065,821.210	58,170,544.061
JNL/Mellon Financial Sector Fund	68,246,218.872	1,302,393.435	7,064,115.977	76,612,728.284
JNL/Mellon Healthcare Sector Fund	89,067,232.677	1,507,205.123	9,650,876.648	100,225,314.448
JNL/Mellon Industrials Sector Fund	7,684,937.140	209,393.915	563,017.643	8,457,348.697
JNL/Mellon Information Technology Sector Fund	138,890,262.120	2,474,538.232	13,012,696.214	154,377,496.566
JNL/Mellon Materials Sector Fund	5,855,993.385	73,218.030	554,977.346	6,484,188.761
JNL/Mellon Real Estate Sector Fund	8,856,661.368	230,616.907	838,549.046	9,925,827.321
JNL S&P 500 Index Fund	10,244,984.062	46,678.555	1,010,817.403	11,302,480.020
JNL/Mellon Utilities Sector Fund	16,182,688.932	239,506.019	1,500,900.472	17,923,095.423
JNL/MFS Mid Cap Value Fund	108,217,399.652	2,355,640.959	11,528,808.890	122,101,849.501
JNL/Morningstar Wide Moat Index Fund	59,637,014.311	784,789.610	5,884,808.397	66,306,612.318
JNL/Neuberger Berman Commodity Strategy Fund	1,075,370.340	41,919.228	116,490.119	1,233,779.687
JNL/Neuberger Berman Strategic Income Fund	58,766,947.972	1,465,929.433	6,509,035.812	66,741,913.217
JNL/PIMCO Income Fund	138,906,820.011	3,221,586.168	12,258,399.835	154,386,806.014
JNL/PIMCO Investment Grade Credit Bond Fund	121,295,370.817	2,211,291.199	15,507,535.534	139,014,197.550
JNL/PIMCO Real Return Fund	120,959,463.708	1,860,780.462	12,979,174.535	135,799,418.704
JNL/PPM America Floating Rate Income Fund	86,109,193.238	1,874,417.324	9,803,360.075	97,786,970.637
JNL/PPM America High Yield Bond Fund	110,354,274.039	2,300,671.287	12,267,200.620	124,922,145.946
JNL/PPM America Small Cap Value Fund	30,073,926.655	481,029.047	3,080,839.160	33,635,794.862
JNL/PPM America Total Return Fund	127,227,309.272	3,007,480.310	13,199,465.100	143,434,254.682
JNL/RAFI® Fundamental Asia Developed Fund	12,817,214.728	399,727.490	1,673,078.989	14,890,021.206
JNL/RAFI® Fundamental Europe Fund	21,289,632.293	416,919.541	2,096,209.581	23,802,761.414
JNL/RAFI® Fundamental U.S. Small Cap Fund	55,131,824.533	513,436.530	5,940,332.195	61,585,593.258
JNL/RAFI® Multi-Factor U.S. Equity Fund	142,573,973.860	4,066,599.311	16,277,836.866	162,918,410.037
JNL/T. Rowe Price Balanced Fund	29,221,414.449	488,800.341	3,350,554.869	33,060,769.659

	FOR	AGAINST	ABSTAIN	TOTAL
JNL/T. Rowe Price Capital Appreciation Fund	403,079,877.065	6,111,837.938	36,659,549.432	445,851,264.435
JNL/T. Rowe Price Established Growth Fund	159,417,820.471	2,703,532.919	15,661,392.498	177,782,745.888
JNL/T. Rowe Price Mid-Cap Growth Fund	85,447,856.442	1,782,328.335	8,322,419.503	95,552,604.280
JNL/T. Rowe Price Short-Term Bond Fund	147,008,979.481	4,966,089.067	16,385,597.141	168,360,665.689
JNL/T. Rowe Price U.S. High Yield Fund	54,653,532.370	898,222.943	5,000,952.484	60,552,707.797
JNL/T. Rowe Price Value Fund	208,682,530.191	3,094,060.897	22,675,151.902	234,451,742.990
JNL/Vanguard Moderate ETF Allocation Fund	36,247,258.756	272,936.765	3,473,783.253	39,993,978.774
JNL/Vanguard Moderate Growth ETF Allocation Fund	42,516,715.688	315,842.190	6,178,907.809	49,011,465.686
JNL/Vanguard Growth ETF Allocation Fund	42,890,383.594	979,415.295	4,871,787.890	48,741,586.780
JNL/WCM Focused International Equity Fund	90,202,880.208	1,939,070.838	7,312,790.490	99,454,741.537
JNL/Westchester Capital Event Driven Fund	8,815,485.778	232,697.247	841,608.439	9,889,791.464
JNL/WMC Balanced Fund	280,750,826.595	7,625,696.221	30,833,807.062	319,210,329.877
JNL/WMC Government Money Market Fund	2,116,515,672.828	78,212,583.294	232,187,744.948	2,426,916,001.070
JNL/WMC Value Fund	55,659,673.224	1,168,959.581	5,485,801.842	62,314,434.647
JNL/Goldman Sachs Competitive Advantage Fund	97,988,600.715	1,984,466.556	9,847,694.064	109,820,761.335
JNL/Goldman Sachs Dividend Income & Growth Fund	259,831,727.197	5,756,808.786	28,431,362.284	294,019,898.267
JNL/Goldman Sachs Intrinsic Value Fund	125,107,783.629	2,512,877.078	13,982,398.086	141,603,058.793
JNL/Goldman Sachs Total Yield Fund	112,404,161.778	3,635,425.814	12,105,732.907	128,145,320.499
JNL/Goldman Sachs International 5 Fund	5,232,951.574	68,789.062	422,873.151	5,724,613.787
JNL/Goldman Sachs Managed Conservative Fund	66,549,478.781	2,020,748.527	8,629,186.407	77,199,413.715
JNL/Goldman Sachs Managed Moderate Fund	129,207,354.618	3,325,671.288	16,132,713.347	148,665,739.252
JNL/Goldman Sachs Managed Moderate Growth Fund	216,412,693.558	6,456,909.658	27,413,113.979	250,282,717.195
JNL/Goldman Sachs Managed Growth Fund	190,243,900.190	4,551,978.433	20,916,094.839	215,711,973.462
JNL/Goldman Sachs Managed Aggressive Growth Fund	70,876,673.297	2,551,549.282	7,558,561.812	80,986,784.391

	FOR	AGAINST	ABSTAIN	TOTAL

Proposal:

 All Shareholders of Each Trust: To approve new distribution agreements with JNLD for each Fund that is a series of the Trusts, prompted by the IPO or the Demerger (the Demerger being a Change of Control Event).

JNL/American Funds® Balanced Fund	137,204,530.306	2,234,751.300	12,454,818.333	151,894,099.939
JNL/American Funds Blue Chip Income and Growth Fund	113,104,161.437	2,136,190.892	10,325,882.779	125,566,235.107
JNL/American Funds Capital Income Builder Fund	14,485,192.252	239,992.903	1,516,372.853	16,241,558.008
JNL/American Funds Capital World Bond Fund	36,453,938.138	1,323,246.320	3,570,888.736	41,348,073.194
JNL/American Funds Global Growth Fund	29,707,998.800	470,877.042	3,104,203.078	33,283,078.921
JNL/American Funds Global Small Capitalization Fund	36,775,928.030	965,392.776	3,509,554.959	41,250,875.765
JNL/American Funds Growth Fund	68,589,648.634	699,393.716	5,500,229.360	74,789,271.710
JNL/American Funds Growth-Income Fund	248,056,502.819	4,648,108.235	25,829,380.270	278,533,991.324
JNL/American Funds International Fund	98,973,334.733	1,872,550.614	9,482,220.130	110,328,105.478
JNL/American Funds New World Fund	83,811,500.307	2,093,774.969	7,641,420.639	93,546,695.915
JNL Multi-Manager Alternative Fund	86,101,202.690	1,602,708.510	7,014,420.716	94,718,331.916
JNL Multi-Manager Emerging Markets Equity Fund	130,345,514.603	3,277,706.575	13,394,292.274	147,017,513.452
JNL Multi-Manager International Small Cap Fund	21,490,510.710	22.479	1,319,443.257	22,809,976.446
JNL Multi-Manager Mid Cap Fund	69,419,639.505	921,872.728	10,368,626.963	80,710,139.196
JNL Multi-Manager Small Cap Growth Fund	59,819,338.754	1,217,738.136	6,284,625.175	67,321,702.066
JNL Multi-Manager Small Cap Value Fund	67,886,626.489	1,361,464.303	7,161,419.799	76,409,510.591
JNL iShares Tactical Moderate Fund	13,213,494.024	140,029.756	1,282,072.072	14,635,595.852
JNL iShares Tactical Moderate Growth Fund	20,200,116.055	160,515.675	1,578,215.475	21,938,847.206
JNL iShares Tactical Growth Fund	16,954,937.747	433,212.095	1,341,331.460	18,729,481.302
JNL/American Funds Moderate Growth Allocation Fund	128,227,900.721	2,460,642.140	13,301,124.699	143,989,667.560
JNL/American Funds Growth Allocation Fund	134,631,486.107	2,583,577.014	16,567,604.858	153,782,667.978
JNL/AQR Large Cap Defensive Style Fund	4,409,688.525	23,196.499	395,436.693	4,828,321.716
JNL/AQR Large Cap Relaxed Constraint Equity Fund	17,659,298.729	269,004.191	1,715,942.126	19,644,245.046
JNL/AQR Managed Futures Strategy Fund	9,122,819.692	205,517.984	760,945.725	10,089,283.401
JNL/BlackRock Advantage International Fund	2,730,974.762	63,612.493	566,423.378	3,361,010.633
JNL/BlackRock Global Allocation Fund	227,712,534.388	6,091,734.223	22,711,506.725	256,515,775.336

	FOR	AGAINST	ABSTAIN	TOTAL
JNL/BlackRock Global Natural Resources Fund	71,284,748.093	1,674,518.686	7,403,618.568	80,362,885.347
JNL/BlackRock Large Cap Select Growth Fund	73,722,856.063	1,751,156.808	6,264,208.835	81,738,221.706
JNL/Boston Partners Global Long Short Equity Fund	3,793,757.973	13,655.881	248,261.492	4,055,675.346
JNL/Causeway International Value Select Fund	73,268,440.445	2,021,310.192	6,327,512.566	81,617,263.203
JNL/ClearBridge Large Cap Growth Fund	69,694,112.330	1,560,008.689	6,187,004.936	77,441,125.955
JNL/DFA Growth Allocation Fund	18,831,653.949	311,774.663	1,420,194.921	20,563,623.533
JNL/DFA Moderate Growth Allocation Fund	15,030,333.281	786,959.096	2,010,342.683	17,827,635.061
JNL/DFA International Core Equity Fund	8,598,790.016	168,191.261	883,043.294	9,650,024.571
JNL/DFA U.S. Core Equity Fund	63,875,488.183	909,660.136	4,860,227.635	69,645,375.954
JNL/DFA U.S. Small Cap Fund	20,213,581.812	252,207.654	2,816,419.538	23,282,209.004
JNL/DoubleLine ® Core Fixed Income Fund	242,981,436.901	4,565,622.208	25,039,723.393	272,586,782.501
JNL/DoubleLine ® Emerging Markets Fixed Income Fund	55,823,155.320	718,551.052	5,735,564.811	62,277,271.183
JNL/DoubleLine ® Shiller Enhanced CAPE® Fund	101,190,603.501	1,385,741.993	11,284,436.659	113,860,782.153
JNL/DoubleLine ® Total Return Fund	222,492,558.341	2,981,874.533	20,141,876.526	245,616,309.400
JNL/Fidelity Institutional Asset Management® Total Bond Fund	92,658,197.412	2,377,139.666	9,874,097.663	104,909,434.742
JNL/First State Global Infrastructure Fund	56,174,964.757	1,154,592.603	5,077,370.843	62,406,928.203
JNL/Franklin Templeton Global Multisector Bond Fund	68,738,986.081	879,552.108	6,930,097.950	76,548,636.139
JNL/Franklin Templeton Growth Allocation Fund	60,730,533.454	1,160,631.777	8,230,067.478	70,121,232.709
JNL/Franklin Templeton Income Fund	112,760,231.003	1,578,982.610	14,074,805.813	128,414,019.426
JNL/Franklin Templeton International Small Cap Fund	50,547,568.300	1,133,698.719	3,737,152.117	55,418,419.136
JNL/GQG Emerging Markets Equity Fund	51,404,016.771	718,864.652	5,057,460.262	57,180,341.685
JNL/Harris Oakmark Global Equity Fund	57,759,141.507	853,040.233	5,784,004.491	64,396,186.232
JNL/Heitman U.S. Focused Real Estate Fund	18,346,529.658	125,958.324	1,407,447.362	19,879,935.344
JNL/Invesco Diversified Dividend Fund	87,830,036.483	1,092,960.158	7,811,928.754	96,734,925.395
JNL/Invesco Global Growth Fund	97,793,554.814	1,892,867.566	9,939,375.196	109,625,797.576
JNL/Invesco Global Real Estate Fund	84,364,571.695	1,937,154.695	8,425,142.736	94,726,869.126
JNL/Invesco International Growth Fund	67,706,434.305	1,372,535.434	6,886,951.518	75,965,921.257
JNL/Invesco Small Cap Growth Fund	53,948,055.582	1,043,784.364	5,771,143.071	60,762,983.017
JNL/JPMorgan Global Allocation Fund	94,826,842.850	1,587,203.220	9,271,950.850	105,685,996.920
JNL/JPMorgan Growth & Income Fund	82,403,195.115	764,126.437	7,614,567.732	90,781,889.284
JNL/JPMorgan Hedged Equity Fund	37,458,205.822	467,815.483	3,057,207.730	40,983,229.035
JNL/JPMorgan MidCap Growth Fund	54,834,284.426	1,178,195.757	4,826,316.128	60,838,796.311
JNL/JPMorgan U.S. Government & Quality Bond Fund	136,602,352.011	2,478,024.953	16,986,211.070	156,066,588.034
JNL/Lazard International Strategic Equity Fund	23,823,708.240	725,012.458	2,415,454.698	26,964,175.395
JNL/Loomis Sayles Global Growth Fund	53,521,226.404	656,958.172	6,585,276.931	60,763,461.508
JNL/Lord Abbett Short Duration Income Fund	28,182,329.497	86,940.840	3,160,333.632	31,429,603.969
JNL/Mellon Index 5 Fund	61,376,734.117	837,298.321	6,412,653.717	68,626,686.154
JNL/Mellon Emerging Markets Index Fund	79,069,927.249	1,770,476.702	7,685,025.581	88,525,429.532
JNL/Mellon Equity Income Fund	10,145,161.891	31,093.032	947,031.578	11,123,286.501
JNL/Mellon MSCI KLD 400 Social Index Fund	8,022,862.257	326,280.060	888,388.595	9,237,530.911
JNL/Mellon S&P 500 Index Fund	334,626,141.191	7,413,700.565	32,559,077.061	374,598,918.817
JNL/Mellon S&P 400 MidCap Index Fund	120,839,441.736	2,454,995.642	11,885,013.410	135,179,450.788
JNL/Mellon Small Cap Index Fund	110,373,141.396	1,920,485.794	11,121,006.594	123,414,633.784
JNL/Mellon International Index Fund	107,633,708.300	2,333,289.877	10,292,720.061	120,259,718.238
JNL/Mellon Bond Index Fund	97,436,673.639	1,553,320.708	10,696,777.035	109,686,771.381
JNL/Mellon DowSM Index Fund	29,194,179.516	972,824.309	2,746,355.576	32,913,359.401
JNL/Mellon MSCI World Index Fund	10,448,716.125	200,102.357	1,118,008.183	11,766,826.666
JNL/Mellon Nasdaq® 100 Index Fund	112,352,130.219	1,650,360.690	10,771,043.270	124,773,534.178
JNL/Mellon Communication Services Sector Fund	12,631,251.719	185,690.611	1,300,532.140	14,117,474.470
JNL/Mellon Consumer Discretionary Sector Fund	42,980,201.003	973,504.916	4,034,012.653	47,987,718.571
JNL/Mellon Consumer Staples Sector Fund	14,881,844.015	187,217.149	1,302,567.701	16,371,628.865
JNL/Mellon Energy Sector Fund	52,144,327.703	893,474.282	5,132,742.076	58,170,544.061
JNL/Mellon Financial Sector Fund	68,176,240.330	1,242,063.226	7,194,424.728	76,612,728.284
JNL/Mellon Healthcare Sector Fund	89,088,460.384	1,403,469.581	9,733,384.483	100,225,314.448
JNL/Mellon Industrials Sector Fund	7,628,729.963	301,982.563	526,636.171	8,457,348.697
JNL/Mellon Information Technology Sector Fund	138,699,396.801	2,617,627.811	13,060,471.955	154,377,496.566
JNL/Mellon Materials Sector Fund	5,750,555.535	73,218.030	660,415.195	6,484,188.761

	FOR	AGAINST	ABSTAIN	TOTAL
JNL/Mellon Real Estate Sector Fund	8,866,037.316	240,601.708	819,188.298	9,925,827.321
JNL S&P 500 Index Fund	10,251,004.217	60,640.244	990,835.559	11,302,480.020
JNL/Mellon Utilities Sector Fund	16,259,332.846	228,915.566	1,434,847.011	17,923,095.423
JNL/MFS Mid Cap Value Fund	108,172,058.707	2,537,492.624	11,392,298.170	122,101,849.501
JNL/Morningstar Wide Moat Index Fund	59,779,984.037	740,989.627	5,785,638.655	66,306,612.318
JNL/Neuberger Berman Commodity Strategy Fund	1,093,081.828	29,038.694	111,659.165	1,233,779.687
JNL/Neuberger Berman Strategic Income Fund	58,759,754.786	1,568,020.638	6,414,137.793	66,741,913.217
JNL/PIMCO Income Fund	139,016,179.978	3,105,390.369	12,265,235.667	154,386,806.014
JNL/PIMCO Investment Grade Credit Bond Fund	121,604,713.573	2,155,932.996	15,253,550.981	139,014,197.550
JNL/PIMCO Real Return Fund	120,814,692.330	2,012,153.585	12,972,572.790	135,799,418.704
JNL/PPM America Floating Rate Income Fund	86,341,760.163	1,788,435.466	9,656,775.008	97,786,970.637
JNL/PPM America High Yield Bond Fund	110,540,954.336	2,146,514.229	12,234,677.381	124,922,145.946
JNL/PPM America Small Cap Value Fund	30,132,642.178	452,472.288	3,050,680.397	33,635,794.862
JNL/PPM America Total Return Fund	127,452,377.906	2,679,782.393	13,302,094.383	143,434,254.682
JNL/RAFI® Fundamental Asia Developed Fund	12,975,223.241	362,313.520	1,552,484.445	14,890,021.206
JNL/RAFI® Fundamental Europe Fund	21,357,273.483	334,680.193	2,110,807.738	23,802,761.414
JNL/RAFI® Fundamental U.S. Small Cap Fund	55,136,116.335	456,137.150	5,993,339.773	61,585,593.258
JNL/RAFI® Multi-Factor U.S. Equity Fund	142,396,824.394	4,022,065.895	16,499,519.748	162,918,410.037
JNL/T. Rowe Price Balanced Fund	29,504,037.339	451,175.104	3,105,557.216	33,060,769.659
JNL/T. Rowe Price Capital Appreciation Fund	401,392,381.251	6,763,978.386	37,694,904.799	445,851,264.435
JNL/T. Rowe Price Established Growth Fund	158,880,866.355	2,901,484.572	16,000,394.961	177,782,745.888
JNL/T. Rowe Price Mid-Cap Growth Fund	85,320,188.092	1,632,605.468	8,599,810.720	95,552,604.280
JNL/T. Rowe Price Short-Term Bond Fund	147,150,013.578	4,579,078.087	16,531,574.024	168,360,665.689
JNL/T. Rowe Price U.S. High Yield Fund	54,869,940.118	931,525.050	4,751,242.628	60,552,707.797
JNL/T. Rowe Price Value Fund	208,970,918.821	2,928,566.255	22,552,257.914	234,451,742.990
JNL/Vanguard Capital Growth Fund	27,980,708.516	364,278.306	2,264,621.674	30,609,608.496
JNL/Vanguard Equity Income Fund	39,773,136.208	528,409.312	4,015,403.374	44,316,948.894
JNL/Vanguard International Fund	64,213,277.753	1,133,293.352	5,693,971.080	71,040,542.185
JNL/Vanguard Small Company Growth Fund	13,450,981.808	97,336.324	1,707,161.356	15,255,479.488
JNL/Vanguard U.S. Stock Market Index Fund	50,683,873.594	1,076,140.459	4,627,005.972	56,387,020.025
JNL/Vanguard International Stock Market Index Fund	35,124,132.447	660,390.990	2,551,791.721	38,336,315.158
JNL/Vanguard Global Bond Market Index Fund	15,780,321.877	497,797.512	1,317,195.910	17,595,315.299
JNL/Vanguard Moderate ETF Allocation Fund	36,172,400.533	290,559.432	3,531,018.809	39,993,978.774
JNL/Vanguard Moderate Growth ETF Allocation Fund	42,503,348.870	225,787.473	6,282,329.343	49,011,465.686
JNL/Vanguard Growth ETF Allocation Fund	42,865,855.207	778,250.690	5,097,480.883	48,741,586.780
JNL/WCM Focused International Equity Fund	89,957,257.313	2,129,396.990	7,368,087.233	99,454,741.537
JNL/Westchester Capital Event Driven Fund	8,815,485.778	232,697.247	841,608.439	9,889,791.464
JNL/WMC Balanced Fund	280,819,259.834	7,524,518.064	30,866,551.979	319,210,329.877
JNL/WMC Government Money Market Fund	2,122,125,308.503	77,479,640.009	227,311,052.558	2,426,916,001.070
JNL/WMC Value Fund	56,032,826.950	1,238,179.433	5,043,428.263	62,314,434.647
JNL/Goldman Sachs Competitive Advantage Fund	97,951,801.177	1,979,333.717	9,889,626.442	109,820,761.335
JNL/Goldman Sachs Dividend Income & Growth Fund	259,418,595.517	4,892,773.370	29,708,529.380	294,019,898.267
JNL/Goldman Sachs Intrinsic Value Fund	124,938,020.105	2,504,694.085	14,160,344.603	141,603,058.793
JNL/Goldman Sachs Total Yield Fund	112,276,227.748	3,527,384.646	12,341,708.105	128,145,320.499
JNL/Goldman Sachs International 5 Fund	5,232,951.574	68,789.062	422,873.151	5,724,613.787
JNL/Goldman Sachs 4 Fund	193,685,658.217	4,566,968.692	20,568,938.277	218,821,565.187
JNL/Goldman Sachs Managed Conservative Fund	67,050,723.676	1,430,781.518	8,717,908.520	77,199,413.715
JNL/Goldman Sachs Managed Moderate Fund	129,942,791.194	2,947,522.330	15,775,425.728	148,665,739.252
JNL/Goldman Sachs Managed Moderate Growth Fund	216,111,557.309	7,260,465.923	26,910,693.962	250,282,717.195
JNL/Goldman Sachs Managed Growth Fund	191,150,446.940	4,005,902.667	20,555,623.854	215,711,973.462
JNL/Goldman Sachs Managed Aggressive Growth Fund	71,046,968.698	2,566,369.024	7,373,446.669	80,986,784.391
JNL Conservative Allocation Fund	51,342,492.590	2,456,494.092	4,976,837.134	58,775,823.815
JNL Moderate Allocation Fund	150,806,610.493	3,158,328.955	16,815,431.286	170,780,370.734
JNL Moderate Growth Allocation Fund	254,515,314.903	6,443,053.270	28,701,675.651	289,660,043.825
JNL Growth Allocation Fund	128,701,528.306	3,016,985.699	10,843,134.892	142,561,648.897
JNL Aggressive Growth Allocation Fund	83,265,227.874	2,302,518.407	10,424,416.070	95,992,162.350

	FOR	AGAINST	ABSTAIN	TOTAL

Proposal:

 All Shareholders of Each Trust: To approve new distribution agreements with JNLD for each Fund that is a series of the Trusts, under certain circumstances in connection with the IPO only, any future distribution agreements prompted by Change of Control Events that occur as part of the IPO (but not the Demerger).

JNL/American Funds® Balanced Fund	138,361,671.328	1,476,909.031	12,055,519.580	151,894,099.939
JNL/American Funds Blue Chip Income and Growth Fund	113,051,235.953	2,191,983.196	10,323,015.958	125,566,235.107
JNL/American Funds Capital Income Builder Fund	14,522,502.712	225,473.603	1,493,581.692	16,241,558.008
JNL/American Funds Capital World Bond Fund	36,447,007.451	1,346,979.620	3,554,086.124	41,348,073.194
JNL/American Funds Global Growth Fund	29,677,040.308	485,827.510	3,120,211.103	33,283,078.921
JNL/American Funds Global Small Capitalization Fund	36,793,280.183	1,029,322.563	3,428,273.019	41,250,875.765
JNL/American Funds Growth Fund	68,704,468.494	634,484.222	5,450,318.994	74,789,271.710
JNL/American Funds Growth-Income Fund	248,219,844.417	4,754,517.995	25,559,628.912	278,533,991.324
JNL/American Funds International Fund	99,072,728.764	1,852,872.877	9,402,503.837	110,328,105.478
JNL/American Funds New World Fund	84,216,785.255	1,886,467.461	7,443,443.199	93,546,695.915
JNL Multi-Manager Alternative Fund	86,154,255.133	1,549,656.067	7,014,420.716	94,718,331.916
JNL Multi-Manager Emerging Markets Equity Fund	130,622,393.427	3,130,869.064	13,264,250.961	147,017,513.452
JNL Multi-Manager International Small Cap Fund	21,490,510.710	22.479	1,319,443.257	22,809,976.446
JNL Multi-Manager Mid Cap Fund	69,545,766.133	974,994.932	10,189,378.131	80,710,139.196
JNL Multi-Manager Small Cap Growth Fund	59,739,038.861	1,247,268.291	6,335,394.914	67,321,702.066
JNL Multi-Manager Small Cap Value Fund	67,960,850.936	1,320,168.946	7,128,490.709	76,409,510.591
JNL iShares Tactical Moderate Fund	13,141,526.356	135,772.828	1,358,296.668	14,635,595.852
JNL iShares Tactical Moderate Growth Fund	20,307,149.363	160,515.675	1,471,182.168	21,938,847.206
JNL iShares Tactical Growth Fund	16,996,057.765	392,092.076	1,341,331.460	18,729,481.302
JNL/American Funds Moderate Growth Allocation Fund	128,264,939.516	2,284,920.298	13,439,807.747	143,989,667.560
JNL/American Funds Growth Allocation Fund	134,801,100.302	2,302,092.567	16,679,475.109	153,782,667.978
JNL/AQR Large Cap Defensive Style Fund	4,394,927.243	37,957.780	395,436.693	4,828,321.716
JNL/AQR Large Cap Relaxed Constraint Equity Fund	17,652,242.043	240,964.959	1,751,038.044	19,644,245.046
JNL/AQR Managed Futures Strategy Fund	9,123,807.608	167,006.106	798,469.687	10,089,283.401
JNL/BlackRock Advantage International Fund	2,736,937.883	57,649.372	566,423.378	3,361,010.633
JNL/BlackRock Global Allocation Fund	227,890,735.893	5,646,375.921	22,978,663.522	256,515,775.336
JNL/BlackRock Global Natural Resources Fund	71,242,820.580	1,825,322.144	7,294,742.624	80,362,885.347
JNL/BlackRock Large Cap Select Growth Fund	73,900,092.377	1,640,067.717	6,198,061.612	81,738,221.706
JNL/Boston Partners Global Long Short Equity Fund	3,793,757.973	13,655.881	248,261.492	4,055,675.346
JNL/Causeway International Value Select Fund	73,111,070.949	2,054,956.798	6,451,235.456	81,617,263.203
JNL/ClearBridge Large Cap Growth Fund	69,562,608.897	1,518,020.303	6,360,496.755	77,441,125.955
JNL/DFA Growth Allocation Fund	18,397,836.956	322,542.912	1,843,243.666	20,563,623.533
JNL/DFA Moderate Growth Allocation Fund	14,955,185.972	470,235.957	2,402,213.132	17,827,635.061
JNL/DFA International Core Equity Fund	8,598,790.016	168,191.261	883,043.294	9,650,024.571
JNL/DFA U.S. Core Equity Fund	63,770,734.974	980,835.115	4,893,805.865	69,645,375.954
JNL/DFA U.S. Small Cap Fund	20,183,407.744	292,483.168	2,806,318.092	23,282,209.004
JNL/DoubleLine ® Core Fixed Income Fund	242,876,075.538	4,646,963.206	25,063,743.757	272,586,782.501
JNL/DoubleLine ® Emerging Markets Fixed Income Fund	55,731,940.447	743,613.981	5,801,716.755	62,277,271.183
JNL/DoubleLine ® Shiller Enhanced CAPE® Fund	101,230,135.235	1,431,170.077	11,199,476.840	113,860,782.153
JNL/DoubleLine ® Total Return Fund	221,634,431.654	3,144,916.615	20,836,961.131	245,616,309.400
JNL/Fidelity Institutional Asset Management® Total Bond Fund	92,722,797.674	2,229,975.735	9,956,661.333	104,909,434.742
JNL/First State Global Infrastructure Fund	56,152,818.832	1,130,652.121	5,123,457.250	62,406,928.203
JNL/Franklin Templeton Global Multisector Bond Fund	68,827,512.478	854,627.970	6,866,495.691	76,548,636.139
JNL/Franklin Templeton Growth Allocation Fund	60,844,785.810	1,154,213.477	8,122,233.421	70,121,232.709
JNL/Franklin Templeton Income Fund	113,290,937.893	1,521,322.965	13,601,758.568	128,414,019.426
JNL/Franklin Templeton International Small Cap Fund	50,474,132.409	1,109,174.703	3,835,112.024	55,418,419.136
JNL/GQG Emerging Markets Equity Fund	51,384,645.839	725,107.210	5,070,588.636	57,180,341.685
JNL/Harris Oakmark Global Equity Fund	57,823,931.983	830,593.760	5,741,660.489	64,396,186.232
JNL/Heitman U.S. Focused Real Estate Fund	18,206,074.497	154,313.491	1,519,547.356	19,879,935.344
JNL/Invesco Diversified Dividend Fund	88,079,122.124	843,874.517	7,811,928.754	96,734,925.395
JNL/Invesco Global Growth Fund	97,617,444.814	1,830,998.104	10,177,354.658	109,625,797.576
JNL/Invesco Global Real Estate Fund	84,430,615.792	1,854,816.635	8,441,436.699	94,726,869.126

	FOR	AGAINST	ABSTAIN	TOTAL
JNL/Invesco International Growth Fund	67,585,494.553	1,392,280.145	6,988,146.559	75,965,921.257
JNL/Invesco Small Cap Growth Fund	53,841,601.430	1,070,634.324	5,850,747.263	60,762,983.017
JNL/JPMorgan Global Allocation Fund	94,821,086.677	1,575,042.080	9,289,868.163	105,685,996.920
JNL/JPMorgan Growth & Income Fund	82,111,693.668	967,973.743	7,702,221.873	90,781,889.284
JNL/JPMorgan Hedged Equity Fund	37,333,454.970	521,789.915	3,127,984.150	40,983,229.035
JNL/JPMorgan MidCap Growth Fund	54,659,350.723	1,300,429.711	4,879,015.878	60,838,796.311
JNL/JPMorgan U.S. Government & Quality Bond Fund	136,769,472.796	2,544,534.074	16,752,581.164	156,066,588.034
JNL/Lazard International Strategic Equity Fund	23,785,538.794	856,462.230	2,322,174.372	26,964,175.395
JNL/Loomis Sayles Global Growth Fund	53,380,649.361	693,683.122	6,689,129.025	60,763,461.508
JNL/Lord Abbett Short Duration Income Fund	29,366,439.316	167,733.342	1,895,431.311	31,429,603.969
JNL/Mellon Index 5 Fund	61,335,450.133	756,808.438	6,534,427.583	68,626,686.154
JNL/Mellon Emerging Markets Index Fund	79,146,440.404	1,703,487.671	7,675,501.457	88,525,429.532
JNL/Mellon Equity Income Fund	10,105,989.630	122,805.708	894,491.162	11,123,286.501
JNL/Mellon MSCI KLD 400 Social Index Fund	7,991,711.452	321,443.633	924,375.826	9,237,530.911
JNL/Mellon S&P 500 Index Fund	333,866,891.877	7,361,193.335	33,370,833.604	374,598,918.817
JNL/Mellon S&P 400 MidCap Index Fund	120,515,627.944	2,377,747.384	12,286,075.460	135,179,450.788
JNL/Mellon Small Cap Index Fund	110,415,991.368	2,012,831.447	10,985,810.969	123,414,633.784
JNL/Mellon International Index Fund	107,038,460.339	2,228,737.185	10,992,520.714	120,259,718.238
JNL/Mellon Bond Index Fund	97,046,236.289	1,597,672.104	11,042,862.988	109,686,771.381
JNL/Mellon DowSM Index Fund	29,280,151.478	889,300.565	2,743,907.358	32,913,359.401
JNL/Mellon MSCI World Index Fund	10,454,697.380	192,718.991	1,119,410.295	11,766,826.666
JNL/Mellon Nasdaq® 100 Index Fund	112,248,898.484	1,759,390.307	10,765,245.388	124,773,534.178
JNL/Mellon Communication Services Sector Fund	12,650,538.112	200,554.264	1,266,382.095	14,117,474.470
JNL/Mellon Consumer Discretionary Sector Fund	43,131,230.180	813,848.360	4,042,640.031	47,987,718.571
JNL/Mellon Consumer Staples Sector Fund	14,874,457.891	203,964.277	1,293,206.697	16,371,628.865
JNL/Mellon Energy Sector Fund	51,989,045.420	996,639.731	5,184,858.910	58,170,544.061
JNL/Mellon Financial Sector Fund	68,245,597.985	1,252,047.036	7,115,083.263	76,612,728.284
JNL/Mellon Healthcare Sector Fund	88,916,259.350	1,601,522.997	9,707,532.102	100,225,314.448
JNL/Mellon Industrials Sector Fund	7,580,444.532	304,616.115	572,288.050	8,457,348.697
JNL/Mellon Information Technology Sector Fund	138,830,097.651	2,375,601.261	13,171,797.655	154,377,496.566
JNL/Mellon Materials Sector Fund	5,817,082.945	80,849.163	586,256.653	6,484,188.761
JNL/Mellon Real Estate Sector Fund	8,879,353.053	232,516.890	813,957.378	9,925,827.321
JNL S&P 500 Index Fund	10,271,742.459	46,678.555	984,059.007	11,302,480.020
JNL/Mellon Utilities Sector Fund	16,218,812.133	244,232.866	1,460,050.423	17,923,095.423
JNL/MFS Mid Cap Value Fund	108,199,778.190	2,337,403.224	11,564,668.087	122,101,849.501
JNL/Morningstar Wide Moat Index Fund	59,736,184.053	781,744.734	5,788,683.531	66,306,612.318
JNL/Neuberger Berman Commodity Strategy Fund	1,088,250.875	29,038.694	116,490.119	1,233,779.687
JNL/Neuberger Berman Strategic Income Fund	58,922,035.145	1,431,753.030	6,388,125.042	66,741,913.217
JNL/PIMCO Income Fund	139,154,461.903	3,002,930.203	12,229,413.907	154,386,806.014
JNL/PIMCO Investment Grade Credit Bond Fund	121,044,922.677	2,285,700.705	15,683,574.168	139,014,197.550
JNL/PIMCO Real Return Fund	120,861,779.957	2,020,826.957	12,916,811.790	135,799,418.704
JNL/PPM America Floating Rate Income Fund	86,224,584.916	1,804,361.856	9,758,023.865	97,786,970.637
JNL/PPM America High Yield Bond Fund	110,454,484.098	2,163,733.262	12,303,928.587	124,922,145.946
JNL/PPM America Small Cap Value Fund	30,069,760.938	477,933.297	3,088,100.627	33,635,794.862
JNL/PPM America Total Return Fund	127,762,462.738	2,744,969.407	12,926,822.537	143,434,254.682
JNL/RAFI® Fundamental Asia Developed Fund	12,891,590.904	371,628.445	1,626,801.856	14,890,021.206
JNL/RAFI® Fundamental Europe Fund	21,365,342.065	344,276.059	2,093,143.290	23,802,761.414
JNL/RAFI® Fundamental U.S. Small Cap Fund	55,166,499.921	442,720.361	5,976,372.976	61,585,593.258
JNL/RAFI® Multi-Factor U.S. Equity Fund	142,265,997.390	4,133,171.155	16,519,241.492	162,918,410.037
JNL/T. Rowe Price Balanced Fund	29,467,330.030	514,924.592	3,078,515.037	33,060,769.659
JNL/T. Rowe Price Capital Appreciation Fund	401,890,856.238	6,050,599.176	37,909,809.021	445,851,264.435
JNL/T. Rowe Price Established Growth Fund	159,014,061.952	2,902,761.868	15,865,922.067	177,782,745.888
JNL/T. Rowe Price Mid-Cap Growth Fund	85,423,029.301	1,688,592.415	8,440,982.564	95,552,604.280
JNL/T. Rowe Price Short-Term Bond Fund	147,202,712.672	4,676,361.269	16,481,591.748	168,360,665.689
JNL/T. Rowe Price U.S. High Yield Fund	54,641,932.071	1,011,022.825	4,899,752.901	60,552,707.797
JNL/T. Rowe Price Value Fund	208,806,943.764	3,070,998.472	22,573,800.754	234,451,742.990
JNL/Vanguard Capital Growth Fund	28,241,630.795	407,791.489	1,960,186.212	30,609,608.496

	FOR	AGAINST	ABSTAIN	TOTAL
JNL/Vanguard Equity Income Fund	39,767,820.290	492,106.262	4,057,022.342	44,316,948.894
JNL/Vanguard International Fund	64,152,007.575	1,222,936.331	5,665,598.279	71,040,542.185
JNL/Vanguard Small Company Growth Fund	13,436,313.006	89,825.360	1,729,341.122	15,255,479.488
JNL/Vanguard U.S. Stock Market Index Fund	50,512,963.543	1,108,641.468	4,765,415.014	56,387,020.025
JNL/Vanguard International Stock Market Index Fund	34,988,672.470	666,414.183	2,681,228.505	38,336,315.158
JNL/Vanguard Global Bond Market Index Fund	15,973,134.840	281,572.802	1,340,607.657	17,595,315.299
JNL/Vanguard Moderate ETF Allocation Fund	36,241,385.330	290,381.358	3,462,212.086	39,993,978.774
JNL/Vanguard Moderate Growth ETF Allocation Fund	42,163,503.242	380,778.054	6,467,184.390	49,011,465.686
JNL/Vanguard Growth ETF Allocation Fund	42,865,396.185	726,814.936	5,149,375.658	48,741,586.780
JNL/WCM Focused International Equity Fund	89,550,615.730	2,446,427.157	7,457,698.650	99,454,741.537
JNL/Westchester Capital Event Driven Fund	8,806,360.232	253,647.154	829,784.078	9,889,791.464
JNL/WMC Balanced Fund	281,545,991.601	6,853,842.036	30,810,496.240	319,210,329.877
JNL/WMC Government Money Market Fund	2,118,429,598.498	81,020,519.079	227,465,883.492	2,426,916,001.070
JNL/WMC Value Fund	55,834,854.282	1,222,688.538	5,256,891.827	62,314,434.647
JNL/Goldman Sachs Competitive Advantage Fund	98,020,854.585	1,983,694.175	9,816,212.575	109,820,761.335
JNL/Goldman Sachs Dividend Income & Growth Fund	260,250,425.029	4,995,637.545	28,773,835.694	294,019,898.267
JNL/Goldman Sachs Intrinsic Value Fund	124,865,867.304	2,560,452.746	14,176,738.743	141,603,058.793
JNL/Goldman Sachs Total Yield Fund	112,650,231.240	3,513,161.181	11,981,928.078	128,145,320.499
JNL/Goldman Sachs International 5 Fund	5,222,325.166	68,789.062	433,499.559	5,724,613.787
JNL/Goldman Sachs 4 Fund	193,305,082.897	5,250,073.558	20,266,408.731	218,821,565.187
JNL/Goldman Sachs Managed Conservative Fund	67,071,737.500	1,501,767.429	8,625,908.787	77,199,413.715
JNL/Goldman Sachs Managed Moderate Fund	129,380,445.983	3,046,433.146	16,238,860.124	148,665,739.252
JNL/Goldman Sachs Managed Moderate Growth Fund	215,944,965.862	6,754,005.436	27,583,745.897	250,282,717.195
JNL/Goldman Sachs Managed Growth Fund	190,685,544.352	4,316,938.273	20,709,490.837	215,711,973.462
JNL/Goldman Sachs Managed Aggressive Growth Fund	71,023,413.369	2,573,419.083	7,389,951.939	80,986,784.391
JNL Conservative Allocation Fund	51,253,856.509	2,589,904.557	4,932,062.749	58,775,823.815
JNL Moderate Allocation Fund	150,220,991.163	3,340,307.208	17,219,072.362	170,780,370.734
JNL Moderate Growth Allocation Fund	254,337,147.456	6,400,627.415	28,922,268.954	289,660,043.825
JNL Growth Allocation Fund	129,192,634.842	2,694,705.563	10,674,308.492	142,561,648.897
JNL Aggressive Growth Allocation Fund	83,688,617.622	2,083,188.931	10,220,355.797	95,992,162.350

On March 26, 2021, a special meeting of shareholders of the JNL/AQR Large Cap Relaxed Constraint Equity Fund, a series of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/AQR Large Cap Relaxed Constraint Equity Fund, a series of the Trust, into the JNL/AQR Large Cap Defensive Style Fund, also a series of the Trust.	17,304,901.632	795,040.862	1,370,903.916	19,470,846.410

Additionally, on March 26, 2021, a special meeting of shareholders of the JNL/AQR Managed Futures Strategy Fund, a series of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/AQR Managed Futures Strategy Fund, a series of the Trust, into the JNL Moderate Growth Allocation Fund, also a series of the Trust.	9,425,594.703	200,590.819	413,658.841	10,039,844.363

Additionally, on March 26, 2021, a special meeting of shareholders of the JNL/Boston Partners Global Long Short Equity Fund, a series of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Boston Partners Global Long Short Equity Fund, a series of the Trust, into the JNL Multi-Manager Alternative Fund, also a series of the Trust.	3,869,053.392	80,257.279	231,633.738	4,180,944.410

Additionally, on March 26, 2021, a special meeting of shareholders of the JNL/DFA Moderate Growth Allocation Fund, a series of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purposes (and with the following results):

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/DFA Moderate Growth Allocation Fund, a series of the Trust, into the JNL/Vanguard Moderate Growth ETF Allocation Fund, also a series of the Trust.	17,219,619.506	23,281.167	662,744.060	17,905,644.732

Additionally, on March 26, 2021, a special meeting of shareholders of the JNL/Franklin Templeton International Small Cap Fund, a series of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purposes (and with the following results):

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Franklin Templeton International Small Cap Fund, a series of the Trust, into the JNL Multi-Manager International Small Cap Fund, also a series of the Trust.	50,286,411.994	958,673.795	2,985,034.531	54,230,120.319

Additionally, on March 26, 2021, a joint special meeting of shareholders of the JNL/Mellon Index 5 Fund and the JNL/DFA Growth Allocation Fund, each a series of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purposes (and with the following results), with shareholders of the JNL/Mellon Index 5 Fund voting on Proposal 1 below and shareholders of the JNL/DFA Growth Allocation Fund voting on Proposal 2:

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Mellon Index 5 Fund, a series of the Trust, into the JNL/Vanguard Growth ETF Allocation Fund, also a series of the Trust.	61,802,352.655	1,337,261.520	5,203,383.474	68,342,997.649
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/DFA Growth Allocation Fund, a series of the Trust, into the JNL/Vanguard Growth ETF Allocation Fund, also a series of the Trust.	19,935,910.076	129,623.539	473,052.593	20,538,586.208

Additionally, on March 26, 2021, a special meeting of shareholders of the JNL/PPM America Small Cap Value Fund, a series of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purposes (and with the following results):

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/PPM America Small Cap Value Fund, a series of the Trust, into the JNL Multi-Manager Small Cap Value Fund, also a series of the Trust.	29,785,942.271	842,167.777	2,318,811.603	32,946,921.651

Additionally, on March 26, 2021, a special meeting of shareholders of the JNL/Vanguard Capital Growth Fund, a series of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purposes (and with the following results):

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Vanguard Capital Growth Fund, a series of the Trust, into the JNL/T. Rowe Price Established Growth Fund, also a series of the Trust.	27,711,986.272	1,024,713.626	1,698,632.934	30,435,332.832

Additionally, on March 26, 2021, a special meeting of shareholders of the JNL/Vanguard Global Bond Market Index Fund, a series of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purposes (and with the following results):

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Vanguard Global Bond Market Index Fund, a series of the Trust, into the JNL/Mellon Bond Index Fund, also a series of the Trust.	15,605,500.786	1,172,692.894	974,049.010	17,752,242.690

Additionally, on March 26, 2021, a special meeting of shareholders of the JNL/Vanguard Small Company Growth Fund, a series of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purposes (and with the following results):

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Vanguard Small Company	12,861,603.677	326,477.740	1,598,855.110	14,786,936.527

Growth Fund, a series of the Trust, into the JNL Multi-Manager Small Cap Growth Fund, also a series of the Trust.

Additionally, on March 26, 2021, a special meeting of shareholders of the JNL/Vanguard U.S. Stock Market Index Fund, a series of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purposes (and with the following results):

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
To approve an investment strategy change for the Fund.	48,152,899.071	3,649,888.475	4,566,241.952	56,369,029.499
To approve a proposed amendment to the Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC (“JNAM”) and Mellon Investments Corporation (“Mellon”), appointing Mellon as sub-adviser to the Fund.	47,489,105.664	4,018,514.530	4,861,409.305	56,369,029.499
To approve a proposed amendment to the Amended and Restated Administration Agreement between JNAM and the Trust, on behalf of the Fund.	47,524,008.357	3,998,333.811	4,846,687.341	56,369,029.499

Additionally, on March 26, 2021, a joint special meeting of shareholders of the JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Intrinsic Value Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, and JNL/Goldman Sachs Total Yield Fund, each a series of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purposes (and with the following results), with shareholders of the JNL/Goldman Sachs Competitive Advantage Fund voting on proposal 1 below, the shareholders of the JNL/Goldman Sachs Intrinsic Value Fund voting on proposal 2 below, the shareholders of the JNL/Goldman Sachs Dividend Income & Growth Fund voting on proposal 3 below, and the shareholders of the JNL/Goldman Sachs Total Yield Fund voting on proposal 4 below:

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Goldman Sachs Competitive Advantage Fund, a series of the Trust, into the JNL/Vanguard U.S. Stock Market Index Fund, also a series of the Trust.	97,767,129.736	3,435,795.934	8,093,267.559	109,296,193.229
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Goldman Sachs Intrinsic Value Fund, a series of the Trust, into the JNL/Vanguard U.S. Stock Market Index Fund, also a series of the Trust.	123,556,867.107	4,928,084.171	10,789,710.716	139,247,661.993
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Goldman Sachs Dividend Income & Growth Fund, a series of the Trust, into the JNL/Vanguard U.S. Stock Market Index Fund, also a series of the Trust.	264,689,375.103	7,654,398.113	18,994,509.030	291,338,282.246
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Goldman Sachs Total Yield Fund, a series of the Trust, into the JNL/Vanguard U.S. Stock Market Index Fund, also a series of the Trust.	111,049,437.340	4,564,662.865	9,746,818.647	125,360,918.852

Additionally, on March 26, 2021, a special meeting of shareholders of the JNL/Goldman Sachs 4 Fund, a series of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purposes (and with the following results):

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
To approve investment strategy changes for the Fund.	194,078,660.621	5,118,202.254	16,646,103.236	215,842,966.111
To approve a proposed amendment to the Amended and Restated Investment Advisory and Management Agreement	192,367,068.590	6,251,486.277	17,224,411.245	215,842,966.111

between the investment adviser, Jackson National Asset Management, LLC (“JNAM”), and the Trust, on behalf of the Fund.
To approve a proposed amendment to the Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs Asset Management, L.P. (“GSAM”), appointing GSAM as sub-adviser to the Fund.	189,822,437.008	8,141,915.063	17,878,614.040	215,842,966.111
To approve a proposed amendment to the Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Investments Corporation (“Mellon”), appointing Mellon as sub-adviser to the Fund.	190,515,854.213	7,384,405.843	17,942,706.055	215,842,966.111
To approve a proposed amendment to the Amended and Restated Administration Agreement between JNAM and the Trust, on behalf of the Fund.	192,482,507.500	6,130,323.646	17,230,134.965	215,842,966.111

Additionally, on March 26, 2021, a joint special meeting of shareholders of the JNL/Goldman Sachs International 5 Fund, JNL/Vanguard International Stock Market Index Fund, JNL/RAFI® Fundamental Asia Developed Fund, and JNL/RAFI® Fundamental Europe Fund, each a series of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purposes (and with the following results), with shareholders of the JNL/Goldman Sachs International 5 Fund voting on proposal 1 below, the shareholders of the JNL/Vanguard International Stock Market Index Fund voting on proposal 2 below, the shareholders of the JNL/RAFI® Fundamental Asia Developed Fund voting on proposal 3 below, and the shareholders of the JNL/RAFI® Fundamental Europe Fund voting on proposal 4 below:

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Goldman Sachs International 5 Fund, a series of the Trust, into the JNL/Mellon International Index Fund, also a series of the Trust.	5,051,185.523	190,570.501	400,757.719	5,642,513.743
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Vanguard International Stock Market Index Fund, a series of the Trust, into the JNL/Mellon International Index Fund, also a series of the Trust.	35,659,649.788	949,828.908	2,354,495.780	38,963,974.476
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/RAFI® Fundamental Asia Developed Fund, a series of the Trust, into the JNL/Mellon International Index Fund, also a series of the Trust.	14,428,661.687	166,957.736	901,794.245	15,497,413.668
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/RAFI® Fundamental Europe Fund, a series of the Trust, into the JNL/Mellon International Index Fund, also a series of the Trust.	21,790,287.665	218,221.186	1,588,268.548	23,596,777.399

JNL SERIES TRUST

(the “Trust”)

APPROVAL OF SUB-ADVISORY AGREEMENT

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds and, as required by law, determines whether to approve the Trust’s advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s).

At a meeting on February 24-February 26, 2021, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to a new Sub-Advisory Agreement between Westchester Capital Management, LLC (“WCM” or the “Sub-Adviser”), sub-adviser to JNL/Westchester Capital Event Driven Fund and a sleeve of JNL Multi-Manager Alternative Fund (each a “Fund” and together, the “Funds”), and JNAM, to be effective upon the completion of the change of control of WCM. The sale of WCM to Virtus Investment Partners Inc. will trigger a change of control of WCM, which will automatically terminate the current sub-advisory agreement with WCM.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the new sub-advisory agreement with WCM (the “Sub-Advisory Agreement”).  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Sub-Advisory Agreement.  With respect to its approval of the Sub-Advisory Agreement, the Board noted that the Sub-Advisory Agreement was with a Sub-Adviser that already provides services to one or more existing funds in the Trust. Thus, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the Sub-Advisory Agreement.

In reviewing the Sub-Advisory Agreement and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of the Sub-Adviser and/or the Fund’s investment team; (3) cost of services of the Sub-Adviser; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows; and (6) other benefits that may accrue to the Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Sub-Advisory Agreement.

Before approving the Sub-Advisory Agreement, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Adviser and to consider the terms of the Sub-Advisory Agreement.  Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Sub-Advisory Agreement is in the best interests of the shareholders of each Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by the Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, in connection with its approval of the Sub-Advisory Agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio managers who are responsible for the day-to-day management of the Funds and noted that the portfolio managers would not change in connection with the change of control.  The Board reviewed information pertaining to the Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to the Sub-Adviser. The Board considered compliance reports about the Sub-Adviser from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that each Fund is likely to benefit from the nature, extent and quality of the services to be provided by the Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Funds

JNL Multi-Manager Alternative Fund. The Board noted that the sleeve of the Fund sub-advised by the WCM outperformed its benchmark in four of the last five completed calendar years and outperformed its peer group in three out of the last five completed calendar years. The Board considered information relating to the change of control and noted JNAM’s and WCM’s assertions that the change of control will not affect the services provided to the Fund, and that there will be no changes to the investment philosophy, process or investment team for the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Sub-Advisory Agreement.

JNL/Westchester Capital Event Driven Fund. The Board noted that the Fund outperformed its benchmark in all five of its last completed calendar years and outperformed its peer group in four out of the last five completed calendar years. The Board considered information relating to the change of control and noted JNAM’s and WCM’s assertions that the change of control will not affect the services provided to the Fund, and that there will be no changes to the investment philosophy, process or investment team for the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Sub-Advisory Agreement.

Costs of Services

  The Board reviewed the fees to be paid to the Funds’ Sub-Adviser. The Board noted that the fee schedule for the Funds will not change as a result of the change of control and will remain the same as the one in the current sub-advisory agreement. The Board concluded that the sub-advisory fees are in the best interests of each Fund and its shareholders in light of the services to be provided.

Profitability

The Board considered information concerning the costs incurred and profits realized by the Sub-Adviser.  The Board determined that profits realized by the Sub-Adviser were not unreasonable.

 Economies of Scale

The Board considered whether the Funds’ proposed fees reflect the potential for economies of scale for the benefit of each Fund’s shareholders.  Based on information provided by JNAM and the Sub-Adviser, the Board noted that the sub-advisory fee arrangement for each Fund does not contain breakpoints that decrease the fee rate as assets increase and that the sub-advisory fee for each Fund is paid by JNAM (not the Funds). The Board concluded that the fees in some measure share economies of scale with shareholders.

Other Benefits to the Sub-Adviser

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Funds, the Board noted that the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Fund’s assets and may also develop additional investment advisory business with JNAM, the Fund or other clients of the Sub-Adviser as a result of its relationship with the Funds.

JNL SERIES TRUST

(the “Trust”)

APPROVAL OF SUB-ADVISORY AGREEMENT

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds and, as required by law, determines whether to approve the Trust’s advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s).

At a meeting on June 2- 4, 2021, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the replacement of Mellon Investments Corporation (“Mellon”) with Newton Investment Management North America, LLC (“Newton” or the “Sub-Adviser”) as the Sub-Adviser for the JNL/Mellon Equity Income Fund (the “Fund”). Newton does not currently serve as a Sub-Adviser to any Funds in the Trust.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the new sub-advisory agreement with Newton (the “Sub-Advisory Agreement”).  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Sub-Advisory Agreement.  At the conclusion of the Board’s discussions, the Board approved the Sub-Advisory Agreement.

In reviewing the Sub-Advisory Agreement and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of the Sub-Adviser and/or the Fund’s investment team; (3) cost of services of the Sub-Adviser; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as the Fund grows; and (6) other benefits that may accrue to the Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Sub-Advisory Agreement.

Before approving the Sub-Advisory Agreement, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Adviser and to consider the terms of the Sub-Advisory Agreement.  Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Sub-Advisory Agreement is in the best interests of the shareholders of the Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by the Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, in connection with its approval of the Sub-Advisory Agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio manager who is responsible for the day-to-day portfolio management of the Fund.  The Board reviewed information pertaining to the Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to the Sub-Adviser. The Board considered compliance reports about the Sub-Adviser from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that the Fund is likely to benefit from the nature, extent and quality of the services to be provided by the Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Fund

The Board reviewed the performance of the Sub-Adviser’s investment accounts with a similar investment strategy and composite performance as compared to that of the Fund, the Fund’s benchmark index, and the Fund’s peer group returns. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Sub-Advisory Agreement.

Costs of Services

The Board reviewed the fees to be paid by to the Fund’s Sub-Adviser. The Board noted that the Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio.

The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than its peer group averages. The Board noted that the fee schedule for the Fund will not change in conjunction with the Sub-Adviser change and will remain the same as the one in the current sub-advisory agreement. The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

Profitability

The Board considered information concerning the costs to be incurred and profits to be realized by the Sub-Adviser.  The Board determined that profits to be realized by the Sub-Adviser were not unreasonable.

 Economies of Scale

The Board considered whether the Fund’s proposed fees reflect the potential for economies of scale for the benefit of the Fund’s shareholders.  Based on information provided by JNAM and the Sub-Adviser, the Board noted that the advisory and sub-advisory fee arrangements for the Fund contain breakpoints that decrease the fee rate as assets increase. The Board also considered that the sub-advisory fee is and will be paid by JNAM (not the Fund). The Board concluded that the Fund’s fee schedules in some measure share economies of scale with shareholders.

Other Benefits to the Sub-Adviser

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Fund, the Board noted that the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Fund’s assets and may also develop additional investment advisory business with JNAM, the Fund or other clients of the Sub-Adviser as a result of its relationship with the Fund.

Supplement Dated June 4, 2021

To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective April 26, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund, please delete the title for Mark Pliska and replace with, “Assistant Vice President and Portfolio Manager, JNAM.”

Effective June 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Alternative Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Joseph F. Feeney, Jr., CFA	April 2017	Chief Executive Officer and Chief Investment Officer, Boston Partners
Paul Korngiebel, CFA	April 2017	Portfolio Manager, Boston Partners
David Kim	June 2021	Portfolio Manager, Boston Partners
Jeffrey E. Gundlach	August 2018	Chief Executive Officer and Chief Investment Officer, DoubleLine
Jeffrey J. Sherman	August 2018	Deputy Chief Investment Officer, DoubleLine
Mark Landecker, CFA	April 2015	Partner and Portfolio Manager, FPA
Steven Romick, CFA	April 2015	Managing Partner and Portfolio Manager, FPA
Brian A. Selmo, CFA	April 2015	Partner and Portfolio Manager, FPA
Chris Wright	April 2021	Portfolio Manager and Senior Research Analyst, KAR
Sean H. Reynolds	April 2015	Managing Director, Portfolio Manager/Analyst, Lazard
Frank Bianco, CFA	April 2015	Director, Portfolio Manager/Analyst, Lazard
Aziz V. Hamzaogullari, CFA	April 2018	Portfolio Manager, Loomis Sayles
Roy D. Behren	March 2016	Portfolio Manager, Westchester
Michael T. Shannon	March 2016	Portfolio Manager, Westchester
S. Kenneth Leech	April 2015	Chief Investment Officer, Western Asset
Prashant Chandran	April 2015	Portfolio Manager, Western Asset

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds New World Fund, please delete the Annual Total Returns Tables in the entirety and replace with following:

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/American Funds New World Fund (Class A)	23.06%	12.88%	6.11%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	9.13%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/American Funds New World Fund (Class I)	23.44%	13.19%	6.37%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	9.13%

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Baillie Gifford International Growth Fund, please delete the second paragraph in the entirety and replace with following:

The Fund invests predominantly in securities issued by companies located in countries outside the United States, including a range of developed and emerging market countries. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in the United States. Under normal circumstances, the Fund invests in securities of issuers located in at least three countries outside the United States and typically maintains substantial exposure to emerging markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”) and in securities offerings that are not registered in the United States. In selecting companies for investment, the Fund’s sub-adviser, Baillie Gifford Overseas Limited (“Sub-Adviser”) generally considers issuers in both developed and emerging markets.

Effective June 30, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/MFS Mid Cap Value Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Kevin Schmitz	April 2017	Investment Officer, MFS
Brooks Taylor	April 2017	Investment Officer, MFS
Richard Offen	June 2021	Investment Officer, MFS

In the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Neuberger Berman Commodity Strategy Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Hakan Kaya	April 2014	Managing Director, NBIA
Thomas A. Sontag	April 2014	Managing Director, NBIA
David Yi Wan	April 2016	Senior Vice President, NBIA
Michael Foster	May 2021	Managing Director, NBIA

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/RAFI® Fundamental U.S. Small Cap Fund, please delete the Annual Total Returns Tables in the entirety and replace with following:

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/RAFI® Fundamental U.S. Small Cap Fund (Class A)	8.62%	4.56%	5.85%
RAFI Fundamental U.S. Small Company Index (reflects no deduction for fees, expenses, or taxes)	9.23%	10.84%	10.82%
MSCI USA Small Cap Index (Gross) (reflects no deduction for fees, expenses, or taxes)	18.90%	13.89%	12.15%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/RAFI® Fundamental U.S. Small Cap Fund (Class I)	9.02%	4.85%	6.12%
RAFI Fundamental U.S. Small Company Index (reflects no deduction for fees, expenses, or taxes)	9.23%	10.84%	10.82%
MSCI USA Small Cap Index (Gross) (reflects no deduction for fees, expenses, or taxes)	18.90%	13.89%	12.15%

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/WMC Government Money Market Fund, please delete the Class I Annual Fund Operating Expenses Table and corresponding endnotes in the entirety and replace with following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.26%
Less Waiver/Reimbursement[2]	0.11%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.15%
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]

JNAM has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, transactional costs, if any, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The Fund will suspend or reduce 12b-1 fee payments as needed in order to maintain a yield for Class A shares of at least 0%. Any such suspension or reduction will result in a corresponding suspension or reduction of amounts paid by Jackson National Life Distributors LLC (“JNLD”) to investment professionals and financial institutions. JNLD may not recapture any suspended or reduced amounts. The fee waiver will continue through April 30, 2022. The fee waiver will automatically renew for additional subsequent one-year terms unless the Board of Trustees approves the elimination of the fee waiver. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

In the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, and JNL/Goldman Sachs Managed Aggressive Growth Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Michael Carapucci	2010	Vice President, GSAM
Neill Nuttall	May 2021	Managing Director, GSAM

This Supplement is dated June 4, 2021.

Supplement Dated July 16, 2021

To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective June 30, 2021, please delete all references to and information for Thomas J. Durante.

Effective July 1, 2021, please delete all references to and information for Michael L. Manelli.

Effective June 30, 2021, please delete all references to “Director, Co-Head of Equity Index – Portfolio Management” in the title for Marlene Walker Smith and replace with “Director, Head of Equity Index – Portfolio Management” for the following funds:

JNL iShares Tactical Moderate Fund	JNL/Mellon Energy Sector Fund
JNL iShares Tactical Moderate Growth Fund	JNL/Mellon Financial Sector Fund
JNL iShares Tactical Growth Fund	JNL/Mellon Healthcare Sector Fund
JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Mellon Industrials Sector Fund
JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon Information Technology Sector Fund
JNL/Mellon S&P 500 Index Fund	JNL/Mellon Materials Sector Fund
JNL/Mellon Emerging Markets Index Fund	JNL/Mellon Real Estate Sector Fund
JNL/Mellon Small Cap Index Fund	JNL S&P 500 Index Fund
JNL/Mellon International Index Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL Emerging Markets Index Fund	JNL/Mellon Utilities Sector Fund
JNL Mid Cap Index Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund
JNL Small Cap Index Fund	JNL/Morningstar Wide Moat Index Fund
JNL International Index Fund	JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/Mellon DowSM Index Fund	JNL/RAFI® Multi-Factor U.S. Equity Fund
JNL/Mellon World Index Fund	JNL/Vanguard Growth ETF Allocation Fund
JNL/Mellon Nasdaq® 100 Index Fund	JNL/Vanguard Moderate ETF Allocation Fund
JNL/Mellon Communication Services Sector Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Mellon Consumer Discretionary Sector Fund	JNL/Goldman Sachs 4 Fund
JNL/Mellon Consumer Staples Sector Fund

Effective July 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Harris Oakmark Global Equity Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Anthony P. Coniaris, CFA	January 2017	Co-Chairman, Portfolio Manager, Harris
David G. Herro, CFA	April 2015	Deputy Chairman, Portfolio Manager and Chief Investment Officer – International Equities, Harris
Eric Liu, CFA	July 2021	Vice President, Portfolio Manager and Senior International Investment Analyst, Harris

Effective June 4, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/PPM America Floating Rate Income Fund, please delete the fourth paragraph in the entirety and replace with the following:

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), debtor-in-possession loans, mezzanine loans, fixed-income debt obligations, corporate bonds and money market instruments. Junior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics.

This Supplement is dated July 16, 2021.

Supplement Dated August 2, 2021

To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

Effective April 26, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Franklin Templeton Growth Allocation Fund, please delete the sub-section entitled “Sub-Sub-Adviser” in its entirety and replace with the following:

Sub-Sub-Advisers:

Franklin Templeton Institutional, LLC (“FTI”)

Templeton Global Advisors Limited

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Morningstar PitchBook Listed Private Equity Index Fund, please add the following after the last paragraph:

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Morningstar PitchBook Listed Private Equity Index Fund, please add the following after the last paragraph:

Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

This Supplement is dated August 2, 2021.

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JNL Series Trust

One Corporate Way

Lansing, MI 48951

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VADV6413 07/21

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)     Included as a part of the report to shareholders filed under Item 1.

(b)     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2021

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	September 2, 2021

EXHIBIT LIST

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.